UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08839
SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)
Christopher A. Madden, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Morgan, Lewis & Bockius LLP
2020 K Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: December 31, 2014

Item 1: Reports to Shareholders

SPDR® Series Trust – Equity Funds
Semi-Annual Report December 31, 2014

TABLE OF CONTENTS

Fund Performance & Portfolio Summary (unaudited)
SPDR Russell 3000® ETF (THRK)	1
SPDR Russell 1000® ETF (ONEK)	4
SPDR Russell 2000® ETF (TWOK)	7
SPDR S&P® 500 Growth ETF (SPYG)	10
SPDR S&P 500 Value ETF (SPYV)	13
SPDR Russell Small Cap Completeness ETF (RSCO)	16
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	19
SPDR S&P 400 Mid Cap Value ETF (MDYV)	22
SPDR S&P 600 Small Cap ETF (SLY)	25
SPDR S&P 600 Small Cap Growth ETF (SLYG)	28
SPDR S&P 600 Small Cap Value ETF (SLYV)	31
SPDR Global Dow ETF (DGT)	34
SPDR Dow Jones REIT ETF (RWR)	37
SPDR S&P Bank ETF (KBE)	40
SPDR S&P Capital Markets ETF (KCE)	43
SPDR S&P Insurance ETF (KIE)	46
SPDR S&P Mortgage Finance ETF (KME)	49
SPDR S&P Regional Banking ETF (KRE)	52
SPDR Morgan Stanley Technology ETF (MTK)	55
SPDR S&P Dividend ETF (SDY)	58
SPDR S&P Aerospace & Defense ETF (XAR)	61
SPDR S&P Biotech ETF (XBI)	64
SPDR S&P Health Care Equipment ETF (XHE)	67
SPDR S&P Health Care Services ETF (XHS)	70
SPDR S&P Homebuilders ETF (XHB)	73
SPDR S&P Metals & Mining ETF (XME)	76
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	79
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	82
SPDR S&P Pharmaceuticals ETF (XPH)	85
SPDR S&P Retail ETF (XRT)	88
SPDR S&P Semiconductor ETF (XSD)	91
SPDR S&P Software & Services ETF (XSW)	94
SPDR S&P Telecom ETF (XTL)	97
SPDR S&P Transportation ETF (XTN)	100
SPDR S&P 1500 Value Tilt ETF (VLU)	103
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	106
SPDR Russell 1000 Low Volatility ETF (LGLV)	109
SPDR Russell 2000 Low Volatility ETF (SMLV)	112
SPDR Wells Fargo® Preferred Stock ETF (PSK)	115

Schedules of Investments
SPDR Russell 3000® ETF (THRK)	118
SPDR Russell 1000® ETF (ONEK)	143
SPDR Russell 2000® ETF (TWOK)	154
SPDR S&P 500 Growth ETF (SPYG)	174
SPDR S&P 500 Value ETF (SPYV)	179
SPDR Russell Small Cap Completeness ETF (RSCO)	184
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	209
SPDR S&P 400 Mid Cap Value ETF (MDYV)	213
SPDR S&P 600 Small Cap ETF (SLY)	217
SPDR S&P 600 Small Cap Growth ETF (SLYG)	224
SPDR S&P 600 Small Cap Value ETF (SLYV)	229
SPDR Global Dow ETF (DGT)	235
SPDR Dow Jones REIT ETF (RWR)	238
SPDR S&P Bank ETF (KBE)	240
SPDR S&P Capital Markets ETF (KCE)	241
SPDR S&P Insurance ETF (KIE)	242
SPDR S&P Mortgage Finance ETF (KME)	243
SPDR S&P Regional Banking ETF (KRE)	244
SPDR Morgan Stanley Technology ETF (MTK)	246
SPDR S&P Dividend ETF (SDY)	247
SPDR S&P Aerospace & Defense ETF (XAR)	249
SPDR S&P Biotech ETF (XBI)	250
SPDR S&P Health Care Equipment ETF (XHE)	252
SPDR S&P Health Care Services ETF (XHS)	253
SPDR S&P Homebuilders ETF (XHB)	254
SPDR S&P Metals & Mining ETF (XME)	255
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	256
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	257
SPDR S&P Pharmaceuticals ETF (XPH)	259
SPDR S&P Retail ETF (XRT)	260
SPDR S&P Semiconductor ETF (XSD)	262
SPDR S&P Software & Services ETF (XSW)	263
SPDR S&P Telecom ETF (XTL)	265
SPDR S&P Transportation ETF (XTN)	266
SPDR S&P 1500 Value Tilt ETF (VLU)	267
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	282
SPDR Russell 1000 Low Volatility ETF (LGLV)	296
SPDR Russell 2000 Low Volatility ETF (SMLV)	298
SPDR Wells Fargo Preferred Stock ETF (PSK)	302
Financial Statements	304
Financial Highlights	336
Notes to Financial Statements	371
Other Information	391

SPDR Russell 3000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 3000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.
	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 3000	NET ASSET	MARKET	DOW JONES U.S.
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	TOTAL STOCK MARKET INDEX	RUSSELL 3000 INDEX

SIX MONTHS	5.23%	5.29%	5.16%	5.25%	N/A	N/A	N/A	N/A

ONE YEAR	12.49%	12.48%	12.47%	12.56%	12.49%	12.48%	12.47%	12.56%

THREE YEARS (1)	73.83%	74.14%	74.69%	75.00%	20.24%	20.31%	20.43%	20.50%

FIVE YEARS (1)	105.41%	105.76%	107.48%	106.72%	15.48%	15.52%	15.72%	15.63%

TEN YEARS (1)(2)	115.42%	115.56%	117.79%	114.75%	7.98%	7.98%	8.10%	7.94%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to July 9, 2013.
(2)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to June 14, 2005.

1

SPDR Russell 3000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to July 9, 2013.
(2)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to June 14, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from December 31, 2004 through July 8, 2013 and the Russell 3000 Index from July 9, 2013 through December 31, 2014.

2

SPDR Russell 3000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

					BERKSHIRE HATHAWAY,
DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	MICROSOFT CORP.	JOHNSON & JOHNSON	INC. (CLASS B)

MARKET VALUE	$6,253,137	3,742,284	3,607,632	2,784,908	2,592,640

% OF NET ASSETS	2.9	1.8	1.7	1.3	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	6.1%
Banks	5.8
Pharmaceuticals	5.2
Software	3.9
Technology Hardware, Storage & Peripherals	3.9
Real Estate Investment Trusts	3.6
Media	3.5
IT Services	3.2
Internet Software & Services	3.2
Biotechnology	3.1
Insurance	3.1
Specialty Retail	2.6
Aerospace & Defense	2.6
Semiconductors & Semiconductor Equipment	2.5
Health Care Providers & Services	2.5
Chemicals	2.5
Health Care Equipment & Supplies	2.3
Capital Markets	2.2
Food & Staples Retailing	2.2
Machinery	2.0
Hotels, Restaurants & Leisure	1.9
Industrial Conglomerates	1.9
Diversified Telecommunication Services	1.9
Diversified Financial Services	1.8
Beverages	1.7
Household Products	1.7
Electric Utilities	1.7
Communications Equipment	1.6
Food Products	1.6
Energy Equipment & Services	1.3
Tobacco	1.2
Road & Rail	1.1
Internet & Catalog Retail	1.1
Multi-Utilities	1.1
Textiles, Apparel & Luxury Goods	0.9
Consumer Finance	0.9
Airlines	0.7
Electronic Equipment, Instruments & Components	0.7
Air Freight & Logistics	0.7
Multiline Retail	0.7
Automobiles	0.7
Commercial Services & Supplies	0.6
Electrical Equipment	0.6
Life Sciences Tools & Services	0.6
Household Durables	0.6
Metals & Mining	0.5
Auto Components	0.4
Professional Services	0.4
Containers & Packaging	0.4
Trading Companies & Distributors	0.3
Paper & Forest Products	0.3
Building Products	0.2
Gas Utilities	0.2
Thrifts & Mortgage Finance	0.2
Construction & Engineering	0.2
Diversified Consumer Services	0.2
Real Estate Management & Development	0.2
Leisure Products	0.2
Personal Products	0.1
Independent Power and Renewable Electricity Producers	0.1
Health Care Technology	0.1
Distributors	0.1
Wireless Telecommunication Services	0.1
Construction Materials	0.1
Water Utilities	0.1
Marine	0.0 **
Transportation Infrastructure	0.0 **
Short Term Investments	5.6
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

3

SPDR Russell 1000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.11%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.				DOW JONES U.S.
			LARGE-CAP				LARGE-CAP
	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 1000	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	RUSSELL 1000 INDEX

SIX MONTHS	5.54%	5.53%	5.77%	5.57%	N/A	N/A	N/A	N/A

ONE YEAR	13.14%	13.14%	13.40%	13.24%	13.14%	13.14%	13.40%	13.24%

THREE YEARS (1)	74.11%	74.12%	74.67%	75.49%	20.30%	20.31%	20.43%	20.61%

FIVE YEARS (1)	104.92%	105.03%	106.20%	106.79%	15.43%	15.44%	15.58%	15.64%

SINCE INCEPTION (1)(2)	106.68%	106.66%	108.45%	108.16%	8.26%	8.26%	8.36%	8.35%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	For the period November 8, 2005 to December 31, 2014.

4

SPDR Russell 1000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through July 8, 2013 and the Russell 1000 Index from July 9, 2013 through December 31, 2014.

5

SPDR Russell 1000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

					BERKSHIRE HATHAWAY,
DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	MICROSOFT CORP.	JOHNSON & JOHNSON	INC. (CLASS B)

MARKET VALUE	$1,677,224	1,002,528	969,040	745,166	691,591

% OF NET ASSETS	3.2	1.9	1.8	1.4	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	6.5%
Banks	5.6
Pharmaceuticals	5.6
Technology Hardware, Storage & Peripherals	4.2
Software	3.9
Media	3.7
IT Services	3.2
Internet Software & Services	3.2
Real Estate Investment Trusts	3.2
Insurance	3.1
Biotechnology	2.9
Aerospace & Defense	2.6
Specialty Retail	2.5
Health Care Providers & Services	2.5
Chemicals	2.5
Semiconductors & Semiconductor Equipment	2.4
Capital Markets	2.3
Food & Staples Retailing	2.3
Health Care Equipment & Supplies	2.2
Industrial Conglomerates	2.1
Diversified Telecommunication Services	2.0
Diversified Financial Services	1.9
Beverages	1.9
Machinery	1.9
Household Products	1.8
Hotels, Restaurants & Leisure	1.8
Electric Utilities	1.7
Communications Equipment	1.6
Food Products	1.6
Tobacco	1.3
Energy Equipment & Services	1.3
Multi-Utilities	1.2
Road & Rail	1.1
Internet & Catalog Retail	1.1
Consumer Finance	0.9
Textiles, Apparel & Luxury Goods	0.9
Airlines	0.7
Automobiles	0.7
Air Freight & Logistics	0.7
Multiline Retail	0.7
Life Sciences Tools & Services	0.6
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Household Durables	0.5
Commercial Services & Supplies	0.5
Metals & Mining	0.5
Auto Components	0.4
Containers & Packaging	0.4
Professional Services	0.3
Trading Companies & Distributors	0.3
Paper & Forest Products	0.2
Building Products	0.2
Construction & Engineering	0.2
Real Estate Management & Development	0.1
Personal Products	0.1
Independent Power and Renewable Electricity Producers	0.1
Gas Utilities	0.1
Leisure Products	0.1
Wireless Telecommunication Services	0.1
Diversified Consumer Services	0.1
Distributors	0.1
Health Care Technology	0.1
Thrifts & Mortgage Finance	0.1
Construction Materials	0.1
Water Utilities	0.1
Marine	0.0 **
Short Term Investments	9.7
Other Assets & Liabilities	(9.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

6

SPDR Russell 2000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (‘NAV‘) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/8/13, 7/9/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 2000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL 2000	NET ASSET	MARKET	RUSSELL 2000
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	1.68%	1.64%	1.65%	N/A	N/A	N/A

ONE YEAR	4.95%	5.02%	4.89%	4.95%	5.02%	4.89%

SINCE INCEPTION (1)	21.70%	21.68%	21.71%	14.14%	14.12%	14.18%

(1)	For the period July 8, 2013 to December 31, 2014.

7

SPDR Russell 2000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

8

SPDR Russell 2000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	ISIS PHARMACEUTICALS,		RF MICRO DEVICES,	TRIQUINT SEMICONDUCTOR,
DESCRIPTION	INC.	BRUNSWICK CORP.	INC.	INC.	OFFICE DEPOT, INC.

MARKET VALUE	$348,646	229,286	229,008	224,808	220,446

% OF NET ASSETS	0.4	0.3	0.3	0.3	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	9.1%
Banks	7.7
Biotechnology	5.5
Software	4.3
Semiconductors & Semiconductor Equipment	3.9
Health Care Equipment & Supplies	3.5
Specialty Retail	3.3
Hotels, Restaurants & Leisure	3.2
Machinery	3.1
Health Care Providers & Services	2.7
Electronic Equipment, Instruments & Components	2.7
Insurance	2.6
IT Services	2.5
Internet Software & Services	2.4
Oil, Gas & Consumable Fuels	2.2
Chemicals	2.2
Commercial Services & Supplies	2.2
Pharmaceuticals	1.9
Thrifts & Mortgage Finance	1.8
Aerospace & Defense	1.7
Communications Equipment	1.6
Food Products	1.5
Capital Markets	1.5
Media	1.4
Professional Services	1.4
Electric Utilities	1.4
Energy Equipment & Services	1.2
Household Durables	1.2
Auto Components	1.1
Gas Utilities	1.1
Food & Staples Retailing	1.1
Metals & Mining	1.0
Diversified Consumer Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Electrical Equipment	1.0
Trading Companies & Distributors	0.9
Building Products	0.8
Paper & Forest Products	0.8
Road & Rail	0.7
Construction & Engineering	0.7
Consumer Finance	0.7
Diversified Telecommunication Services	0.7
Internet & Catalog Retail	0.6
Air Freight & Logistics	0.5
Airlines	0.5
Life Sciences Tools & Services	0.5
Leisure Products	0.5
Technology Hardware, Storage & Peripherals	0.5
Containers & Packaging	0.5
Real Estate Management & Development	0.4
Independent Power and Renewable Electricity Producers	0.4
Multi-Utilities	0.4
Health Care Technology	0.4
Diversified Financial Services	0.3
Distributors	0.3
Water Utilities	0.3
Beverages	0.2
Personal Products	0.2
Household Products	0.2
Multiline Retail	0.2
Tobacco	0.1
Marine	0.1
Wireless Telecommunication Services	0.1
Construction Materials	0.1
Industrial Conglomerates	0.1
Transportation Infrastructure	0.0 **
Automobiles	0.0 **
Short Term Investments	24.5
Other Assets & Liabilities	(24.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

9

SPDR S&P 500 Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 500	NET ASSET	MARKET	S&P 500
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	6.98%	7.03%	7.08%	N/A	N/A	N/A

ONE YEAR	14.64%	14.59%	14.89%	14.64%	14.59%	14.89%

THREE YEARS	73.55%	73.67%	74.81%	20.17%	20.20%	20.46%

FIVE YEARS (1)	110.85%	110.99%	110.48%	16.09%	16.11%	16.05%

TEN YEARS (1)(2)	124.83%	124.74%	120.81%	8.44%	8.43%	8.24%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

10

SPDR S&P 500 Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from December 31, 2004 through December 16, 2010 and the S&P 500 Growth Index from December 17, 2010 through December 31, 2014.

11

SPDR S&P 500 Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

					FACEBOOK, INC.
DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	INTEL CORP.	JOHNSON & JOHNSON	(CLASS A)

MARKET VALUE	$35,594,238	21,051,326	9,648,386	9,333,814	8,968,867

% OF NET ASSETS	6.8	4.0	1.8	1.8	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.0
Software	6.5
Internet Software & Services	6.2
Biotechnology	5.5
Media	5.2
IT Services	4.1
Semiconductors & Semiconductor Equipment	4.0
Real Estate Investment Trusts	3.9
Specialty Retail	3.7
Health Care Equipment & Supplies	3.4
Beverages	2.7
Oil, Gas & Consumable Fuels	2.5
Communications Equipment	2.4
Chemicals	2.3
Internet & Catalog Retail	2.3
Tobacco	2.2
Aerospace & Defense	2.0
Household Products	2.0
Hotels, Restaurants & Leisure	1.9
Road & Rail	1.8
Health Care Providers & Services	1.7
Banks	1.6
Capital Markets	1.4
Textiles, Apparel & Luxury Goods	1.4
Food & Staples Retailing	1.3
Industrial Conglomerates	1.2
Food Products	1.1
Air Freight & Logistics	0.9
Consumer Finance	0.8
Airlines	0.7
Energy Equipment & Services	0.7
Life Sciences Tools & Services	0.6
Multiline Retail	0.6
Multi-Utilities	0.5
Diversified Financial Services	0.5
Household Durables	0.5
Insurance	0.5
Machinery	0.5
Electronic Equipment, Instruments & Components	0.5
Commercial Services & Supplies	0.4
Electric Utilities	0.4
Professional Services	0.3
Trading Companies & Distributors	0.3
Diversified Telecommunication Services	0.2
Health Care Technology	0.2
Electrical Equipment	0.2
Paper & Forest Products	0.1
Containers & Packaging	0.1
Construction Materials	0.1
Real Estate Management & Development	0.1
Personal Products	0.1
Distributors	0.1
Automobiles	0.1
Building Products	0.1
Diversified Consumer Services	0.1
Leisure Products	0.0	**
Construction & Engineering	0.0	**
Gas Utilities	0.0	**
Short Term Investments	2.1
Other Assets & Liabilities	(1.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

12

SPDR S&P 500 Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P 500 VALUE INDEX	VALUE	VALUE	S&P 500 VALUE INDEX

SIX MONTHS	4.94%	5.04%	5.04%	N/A	N/A	N/A

ONE YEAR	12.10%	12.18%	12.36%	12.10%	12.18%	12.36%

THREE YEARS	73.20%	73.38%	74.52%	20.09%	20.13%	20.39%

FIVE YEARS (1)	98.53%	98.73%	99.90%	14.70%	14.72%	14.86%

TEN YEARS (1)(2)	92.64%	92.78%	97.18%	6.78%	6.78%	7.03%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

13

SPDR S&P 500 Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from December 31, 2004 through December 16, 2010 and the S&P 500 Value Index from December 17, 2010 through December 31, 2014.

14

SPDR S&P 500 Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

		BERKSHIRE HATHAWAY,
DESCRIPTION	EXXON MOBIL CORP.	INC. (CLASS B)	GENERAL ELECTRIC CO.	JPMORGAN CHASE & CO.	CHEVRON CORP.

MARKET VALUE	$10,596,619	7,418,761	6,871,722	6,335,224	5,745,187

% OF NET ASSETS	4.4	3.1	2.9	2.7	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	12.0%
Banks	10.9
Pharmaceuticals	5.4
Insurance	5.3
Diversified Telecommunication Services	4.5
Diversified Financial Services	3.8
Food & Staples Retailing	3.7
Industrial Conglomerates	3.6
Electric Utilities	3.5
Aerospace & Defense	3.4
Capital Markets	3.2
Health Care Providers & Services	2.9
Machinery	2.7
Chemicals	2.5
IT Services	2.4
Food Products	2.1
Energy Equipment & Services	2.1
Multi-Utilities	2.0
Household Products	2.0
Media	1.8
Beverages	1.5
Hotels, Restaurants & Leisure	1.3
Automobiles	1.3
Technology Hardware, Storage & Peripherals	1.1
Software	1.0
Consumer Finance	1.0
Electrical Equipment	1.0
Multiline Retail	1.0
Health Care Equipment & Supplies	1.0
Specialty Retail	0.9
Communications Equipment	0.9
Auto Components	0.8
Metals & Mining	0.8
Semiconductors & Semiconductor Equipment	0.8
Air Freight & Logistics	0.7
Tobacco	0.6
Real Estate Investment Trusts	0.5
Commercial Services & Supplies	0.5
Electronic Equipment, Instruments & Components	0.4
Household Durables	0.3
Paper & Forest Products	0.3
Textiles, Apparel & Luxury Goods	0.3
Containers & Packaging	0.3
Road & Rail	0.3
Life Sciences Tools & Services	0.2
Independent Power and Renewable Electricity Producers	0.2
Construction & Engineering	0.2
Leisure Products	0.1
Trading Companies & Distributors	0.1
Personal Products	0.1
Thrifts & Mortgage Finance	0.1
Biotechnology	0.1
Building Products	0.1
Distributors	0.1
Professional Services	0.1
Gas Utilities	0.0	**
Construction Materials	0.0	**
Diversified Consumer Services	0.0	**
Short Term Investments	3.8
Other Assets & Liabilities	(3.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

15

SPDR Russell Small Cap Completeness ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell Small Cap Completeness ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.11%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES	RUSSELL			DOW JONES	RUSSELL
			U.S. MID-CAP	SMALL CAP			U.S. MID-CAP	SMALL CAP
	NET ASSET	MARKET	TOTAL STOCK	COMPLETENESS	NET ASSET	MARKET	TOTAL STOCK	COMPLETENESS
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	INDEX

SIX MONTHS	1.26%	1.21%	1.81%	1.28%	N/A	N/A	N/A	N/A

ONE YEAR	7.34%	7.28%	10.22%	7.40%	7.34%	7.28%	10.22%	7.40%

THREE YEARS (1)	73.60%	73.67%	76.82%	75.59%	20.18%	20.20%	20.92%	20.64%

FIVE YEARS (1)	115.22%	115.28%	120.22%	113.65%	16.57%	16.57%	17.11%	16.40%

SINCE INCEPTION (1)(2)	137.36%	137.36%	141.32%	123.84%	9.91%	9.91%	10.11%	9.21%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	For the period November 8, 2005 to December 31, 2014.

16

SPDR Russell Small Cap Completeness ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through July 8, 2013 and the Russell Small Cap Completeness Index from July 9, 2013 through December 31, 2014.

17

SPDR Russell Small Cap Completeness ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	AMERICAN AIRLINES		UNITED CONTINENTAL		LINKEDIN CORP.
DESCRIPTION	GROUP, INC.	ILLUMINA, INC.	HOLDINGS, INC.	HCA HOLDINGS, INC.	(CLASS A)

MARKET VALUE	$691,076	464,588	447,962	426,102	421,288

% OF NET ASSETS	0.9	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	9.6%
Banks	5.0
Software	4.2
Insurance	4.1
Biotechnology	3.9
Machinery	3.4
Health Care Providers & Services	3.3
Specialty Retail	3.2
Hotels, Restaurants & Leisure	3.1
Oil, Gas & Consumable Fuels	2.9
Internet Software & Services	2.9
Semiconductors & Semiconductor Equipment	2.8
Media	2.7
Health Care Equipment & Supplies	2.6
Chemicals	2.5
IT Services	2.5
Electronic Equipment, Instruments & Components	2.5
Airlines	2.0
Capital Markets	1.8
Aerospace & Defense	1.7
Food Products	1.5
Commercial Services & Supplies	1.4
Pharmaceuticals	1.4
Life Sciences Tools & Services	1.4
Energy Equipment & Services	1.4
Road & Rail	1.3
Professional Services	1.3
Communications Equipment	1.2
Electric Utilities	1.1
Auto Components	1.1
Household Durables	1.1
Metals & Mining	1.1
Containers & Packaging	1.1
Thrifts & Mortgage Finance	1.0
Gas Utilities	0.9
Textiles, Apparel & Luxury Goods	0.9
Building Products	0.9
Electrical Equipment	0.9
Trading Companies & Distributors	0.8
Internet & Catalog Retail	0.8
Diversified Consumer Services	0.7
Real Estate Management & Development	0.7
Wireless Telecommunication Services	0.7
Food & Staples Retailing	0.6
Consumer Finance	0.6
Technology Hardware, Storage & Peripherals	0.6
Construction & Engineering	0.6
Automobiles	0.5
Household Products	0.5
Diversified Financial Services	0.5
Multi-Utilities	0.5
Water Utilities	0.4
Leisure Products	0.4
Paper & Forest Products	0.4
Independent Power and Renewable Electricity Producers	0.4
Distributors	0.3
Diversified Telecommunication Services	0.3
Health Care Technology	0.3
Multiline Retail	0.3
Personal Products	0.2
Air Freight & Logistics	0.2
Marine	0.2
Industrial Conglomerates	0.2
Construction Materials	0.1
Beverages	0.1
Tobacco	0.1
Transportation Infrastructure	0.0 **
Short Term Investments	11.7
Other Assets & Liabilities	(11.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

18

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	2.28%	2.36%	2.35%	N/A	N/A	N/A

ONE YEAR	7.38%	7.32%	7.57%	7.38%	7.32%	7.57%

THREE YEARS	66.46%	66.60%	67.48%	18.51%	18.55%	18.75%

FIVE YEARS (1)	108.64%	108.70%	116.62%	15.85%	15.85%	16.72%

SINCE INCEPTION (1)(2)	144.46%	144.50%	137.18%	10.26%	10.27%	9.91%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2014.

19

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P MidCap 400 Growth Index from December 17, 2010 through December 31, 2014.

20

SPDR S&P 400 Mid Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	SKYWORKS SOLUTIONS,		ADVANCE AUTO PARTS,		REALTY INCOME
DESCRIPTION	INC.	EQUINIX, INC.	INC.	HANESBRANDS, INC.	CORP.

MARKET VALUE	$3,040,659	2,726,201	2,541,153	2,448,273	2,328,248

% OF NET ASSETS	1.6	1.4	1.4	1.3	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	13.9%
Software	6.5
Health Care Equipment & Supplies	5.1
Machinery	4.3
Specialty Retail	4.3
Semiconductors & Semiconductor Equipment	3.9
Health Care Providers & Services	3.7
Electronic Equipment, Instruments & Components	3.6
IT Services	3.6
Chemicals	3.3
Insurance	2.6
Textiles, Apparel & Luxury Goods	2.4
Road & Rail	2.3
Internet Software & Services	2.3
Household Durables	2.3
Hotels, Restaurants & Leisure	2.0
Capital Markets	1.9
Banks	1.9
Food Products	1.8
Household Products	1.7
Leisure Products	1.6
Pharmaceuticals	1.6
Commercial Services & Supplies	1.5
Airlines	1.4
Biotechnology	1.4
Energy Equipment & Services	1.3
Gas Utilities	1.3
Life Sciences Tools & Services	1.3
Media	1.3
Communications Equipment	1.3
Building Products	1.2
Diversified Financial Services	1.0
Electrical Equipment	1.0
Distributors	1.0
Real Estate Management & Development	1.0
Aerospace & Defense	1.0
Containers & Packaging	0.9
Diversified Consumer Services	0.7
Auto Components	0.6
Metals & Mining	0.5
Construction Materials	0.5
Trading Companies & Distributors	0.4
Industrial Conglomerates	0.3
Marine	0.3
Water Utilities	0.3
Electric Utilities	0.3
Internet & Catalog Retail	0.3
Professional Services	0.3
Multi-Utilities	0.2
Consumer Finance	0.2
Technology Hardware, Storage & Peripherals	0.2
Automobiles	0.1
Oil, Gas & Consumable Fuels	0.1
Multiline Retail	0.1
Food & Staples Retailing	0.1
Short Term Investments	7.6
Other Assets & Liabilities	(7.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

21

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

SIX MONTHS	1.70%	1.72%	1.87%	N/A	N/A	N/A

ONE YEAR	11.78%	11.77%	12.10%	11.78%	11.77%	12.10%

THREE YEARS (1)	76.97%	77.31%	78.39%	20.96%	21.03%	21.27%

FIVE YEARS (1)	109.76%	110.01%	113.69%	15.97%	16.00%	16.40%

SINCE INCEPTION (1)(2)	114.12%	114.31%	125.62%	8.68%	8.69%	9.31%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2014.

22

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P MidCap 400 Value Index from December 17, 2010 through December 31, 2014.

23

SPDR S&P 400 Mid Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	ROCK-TENN CO.	TOWERS WATSON & CO.	EVEREST RE GROUP,	ALLIANT ENERGY	HOLLYFRONTIER
DESCRIPTION	(CLASS A)	(CLASS A)	LTD.	CORP.	CORP.

MARKET VALUE	$1,124,044	1,041,164	1,007,835	970,596	967,471

% OF NET ASSETS	1.1	1.0	1.0	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	8.1%
Insurance	7.4
Real Estate Investment Trusts	5.6
Machinery	5.1
Electronic Equipment, Instruments & Components	5.0
Specialty Retail	4.3
Oil, Gas & Consumable Fuels	4.0
Electric Utilities	3.4
Containers & Packaging	3.3
Health Care Providers & Services	3.3
Metals & Mining	3.2
Semiconductors & Semiconductor Equipment	3.1
Energy Equipment & Services	3.0
Chemicals	2.7
Aerospace & Defense	2.5
Multi-Utilities	2.1
Food Products	2.1
IT Services	2.1
Gas Utilities	2.1
Software	2.0
Professional Services	1.9
Commercial Services & Supplies	1.8
Diversified Consumer Services	1.5
Media	1.4
Technology Hardware, Storage & Peripherals	1.4
Capital Markets	1.4
Thrifts & Mortgage Finance	1.3
Health Care Equipment & Supplies	1.2
Trading Companies & Distributors	1.1
Household Durables	1.1
Construction & Engineering	1.1
Communications Equipment	1.0
Hotels, Restaurants & Leisure	1.0
Electrical Equipment	0.8
Building Products	0.7
Road & Rail	0.7
Paper & Forest Products	0.6
Food & Staples Retailing	0.6
Pharmaceuticals	0.6
Household Products	0.5
Life Sciences Tools & Services	0.5
Multiline Retail	0.4
Industrial Conglomerates	0.4
Wireless Telecommunication Services	0.3
Consumer Finance	0.3
Biotechnology	0.3
Health Care Technology	0.3
Textiles, Apparel & Luxury Goods	0.3
Water Utilities	0.2
Marine	0.2
Diversified Financial Services	0.2
Internet Software & Services	0.2
Automobiles	0.2
Short Term Investments	8.5
Other Assets & Liabilities	(8.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

24

SPDR S&P 600 Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	2.32%	2.22%	2.46%	N/A	N/A	N/A

ONE YEAR	5.54%	5.56%	5.76%	5.54%	5.56%	5.76%

THREE YEARS	72.81%	72.81%	73.84%	20.00%	20.00%	20.24%

FIVE YEARS (1)	122.15%	122.28%	121.81%	17.31%	17.32%	17.28%

SINCE INCEPTION (1)(2)	140.91%	140.75%	123.39%	10.09%	10.08%	9.19%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2014.

25

SPDR S&P 600 Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P SmallCap 600 Index from December 17, 2010 through December 31, 2014.

26

SPDR S&P 600 Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	WEST PHARMACEUTICAL	TELEDYNE			CASEY’S GENERAL
DESCRIPTION	SERVICES, INC.	TECHNOLOGIES, INC.	MAXIMUS, INC.	THE TORO CO.	STORES, INC.

MARKET VALUE	$1,911,050	1,892,984	1,823,320	1,796,890	1,764,943

% OF NET ASSETS	0.5	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.3%
Banks	7.9
Specialty Retail	4.3
Electronic Equipment, Instruments & Components	4.2
Health Care Equipment & Supplies	4.1
Hotels, Restaurants & Leisure	4.0
Machinery	3.7
Semiconductors & Semiconductor Equipment	3.5
Health Care Providers & Services	3.4
Software	2.7
Commercial Services & Supplies	2.7
Aerospace & Defense	2.7
Insurance	2.6
Chemicals	2.5
IT Services	2.3
Capital Markets	2.2
Gas Utilities	2.0
Textiles, Apparel & Luxury Goods	2.0
Energy Equipment & Services	2.0
Internet Software & Services	2.0
Food Products	1.8
Pharmaceuticals	1.6
Household Durables	1.5
Oil, Gas & Consumable Fuels	1.5
Professional Services	1.5
Metals & Mining	1.4
Paper & Forest Products	1.4
Consumer Finance	1.3
Communications Equipment	1.2
Electrical Equipment	1.1
Building Products	1.1
Road & Rail	1.0
Electric Utilities	0.9
Thrifts & Mortgage Finance	0.9
Food & Staples Retailing	0.8
Construction & Engineering	0.8
Health Care Technology	0.8
Life Sciences Tools & Services	0.8
Air Freight & Logistics	0.7
Biotechnology	0.7
Multi-Utilities	0.7
Trading Companies & Distributors	0.7
Technology Hardware, Storage & Peripherals	0.6
Diversified Telecommunication Services	0.6
Auto Components	0.6
Diversified Consumer Services	0.5
Distributors	0.4
Airlines	0.4
Diversified Financial Services	0.4
Beverages	0.4
Media	0.3
Internet & Catalog Retail	0.3
Leisure Products	0.2
Household Products	0.2
Multiline Retail	0.2
Marine	0.2
Water Utilities	0.2
Tobacco	0.2
Construction Materials	0.2
Personal Products	0.1
Automobiles	0.1
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.1
Containers & Packaging	0.1
Short Term Investments	16.1
Other Assets & Liabilities	(15.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

27

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	1.78%	1.84%	1.93%	N/A	N/A	N/A

ONE YEAR	3.66%	3.72%	3.87%	3.66%	3.72%	3.87%

THREE YEARS	68.90%	69.15%	69.80%	19.09%	19.15%	19.30%

FIVE YEARS (1)	127.63%	127.91%	125.19%	17.88%	17.91%	17.63%

TEN YEARS (1)(2)	162.30%	164.57%	142.13%	10.12%	10.22%	9.25%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

28

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from December 31, 2004 through December 16, 2010 and the S&P SmallCap 600 Growth Index from December 17, 2010 through December 31, 2014.

29

SPDR S&P 600 Small Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

			BUFFALO WILD WINGS,		POST PROPERTIES,
DESCRIPTION	MAXIMUS, INC.	THE TORO CO.	INC.	CURTISS-WRIGHT CORP.	INC.

MARKET VALUE	$4,119,471	4,054,806	3,888,812	3,868,332	3,649,264

% OF NET ASSETS	1.0	1.0	1.0	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	12.3%
Banks	6.4
Hotels, Restaurants & Leisure	6.0
Health Care Equipment & Supplies	5.0
Software	4.5
Semiconductors & Semiconductor Equipment	3.9
Health Care Providers & Services	3.7
Specialty Retail	3.5
Machinery	3.5
Internet Software & Services	3.2
Textiles, Apparel & Luxury Goods	2.9
IT Services	2.9
Pharmaceuticals	2.9
Aerospace & Defense	2.5
Household Durables	2.2
Food Products	2.1
Electronic Equipment, Instruments & Components	1.9
Commercial Services & Supplies	1.8
Road & Rail	1.7
Consumer Finance	1.6
Paper & Forest Products	1.6
Chemicals	1.6
Life Sciences Tools & Services	1.5
Capital Markets	1.5
Insurance	1.2
Professional Services	1.1
Communications Equipment	1.1
Health Care Technology	1.1
Biotechnology	1.0
Building Products	1.0
Oil, Gas & Consumable Fuels	1.0
Technology Hardware, Storage & Peripherals	0.9
Distributors	0.8
Gas Utilities	0.8
Beverages	0.7
Metals & Mining	0.7
Diversified Telecommunication Services	0.7
Airlines	0.6
Electrical Equipment	0.6
Thrifts & Mortgage Finance	0.6
Diversified Financial Services	0.5
Auto Components	0.5
Energy Equipment & Services	0.5
Diversified Consumer Services	0.4
Air Freight & Logistics	0.4
Marine	0.4
Multi-Utilities	0.4
Construction Materials	0.3
Multiline Retail	0.3
Internet & Catalog Retail	0.2
Water Utilities	0.2
Construction & Engineering	0.2
Household Products	0.2
Media	0.2
Automobiles	0.2
Leisure Products	0.1
Trading Companies & Distributors	0.1
Personal Products	0.1
Short Term Investments	16.2
Other Assets & Liabilities	(16.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

30

SPDR S&P 600 Small Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

SIX MONTHS	2.73%	2.83%	2.95%	N/A	N/A	N/A

ONE YEAR	7.18%	7.19%	7.54%	7.18%	7.19%	7.54%

THREE YEARS	76.58%	76.69%	77.95%	20.87%	20.89%	21.18%

FIVE YEARS (1)	115.95%	116.09%	118.88%	16.65%	16.66%	16.96%

TEN YEARS (1)(2)	137.72%	138.31%	131.93%	9.05%	9.07%	8.78%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

31

SPDR S&P 600 Small Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from December 31, 2004 through December 16, 2010 and the S&P SmallCap 600 Value Index from December 17, 2010 through December 31, 2014.

32

SPDR S&P 600 Small Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	CASEY’S GENERAL	STIFEL FINANCIAL	DARLING INGREDIENTS,	EMCOR GROUP,	SOUTHWEST GAS
DESCRIPTION	STORES, INC.	CORP.	INC.	INC.	CORP.

MARKET VALUE	$3,214,128	3,106,353	2,758,722	2,654,540	2,652,267

% OF NET ASSETS	1.0	1.0	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	9.5%
Electronic Equipment, Instruments & Components	6.5
Specialty Retail	5.1
Real Estate Investment Trusts	4.4
Insurance	4.1
Machinery	3.9
Energy Equipment & Services	3.6
Commercial Services & Supplies	3.6
Chemicals	3.4
Gas Utilities	3.3
Health Care Equipment & Supplies	3.2
Semiconductors & Semiconductor Equipment	3.1
Health Care Providers & Services	3.0
Capital Markets	2.8
Aerospace & Defense	2.8
Metals & Mining	2.2
Oil, Gas & Consumable Fuels	2.1
Hotels, Restaurants & Leisure	2.1
Professional Services	1.9
IT Services	1.8
Electric Utilities	1.8
Food & Staples Retailing	1.7
Electrical Equipment	1.6
Food Products	1.5
Construction & Engineering	1.4
Communications Equipment	1.3
Trading Companies & Distributors	1.3
Paper & Forest Products	1.2
Thrifts & Mortgage Finance	1.2
Building Products	1.1
Textiles, Apparel & Luxury Goods	1.1
Air Freight & Logistics	1.0
Multi-Utilities	1.0
Household Durables	0.9
Software	0.9
Consumer Finance	0.9
Internet Software & Services	0.7
Auto Components	0.7
Diversified Consumer Services	0.6
Health Care Technology	0.5
Diversified Telecommunication Services	0.5
Biotechnology	0.4
Media	0.4
Leisure Products	0.4
Technology Hardware, Storage & Peripherals	0.3
Road & Rail	0.3
Tobacco	0.3
Internet & Catalog Retail	0.3
Pharmaceuticals	0.3
Diversified Financial Services	0.3
Household Products	0.2
Airlines	0.2
Personal Products	0.2
Multiline Retail	0.2
Water Utilities	0.2
Real Estate Management & Development	0.2
Wireless Telecommunication Services	0.1
Containers & Packaging	0.1
Life Sciences Tools & Services	0.1
Distributors	0.0 **
Short Term Investments	15.0
Other Assets & Liabilities	(14.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

33

SPDR Global Dow ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	GLOBAL DOW INDEX (2)	VALUE	VALUE	GLOBAL DOW INDEX (2)

SIX MONTHS	−3.11%	−3.36%	−3.12%	N/A	N/A	N/A

ONE YEAR	2.83%	2.33%	2.86%	2.83%	2.33%	2.86%

THREE YEARS	48.20%	48.26%	48.44%	14.01%	14.03%	14.07%

FIVE YEARS (1)	37.23%	36.87%	40.52%	6.53%	6.48%	7.04%

TEN YEARS (1)	37.78%	37.32%	N/A	3.26%	3.22%	N/A

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008.

34

SPDR Global Dow ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008. Index returns represent the Fund’s prior benchmark index from December 31, 2004 through May 1, 2011 and the Global Dow Index from May 2, 2011 through December 31, 2014.

35

SPDR Global Dow ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	SOUTHWEST AIRLINES			UNITEDHEALTH GROUP,	THE HOME DEPOT,
DESCRIPTION	CO.	VISA, INC. (CLASS A)	CVS HEALTH CORP.	INC.	INC.

MARKET VALUE	$894,137	861,851	850,610	842,181	841,545

% OF NET ASSETS	0.9	0.8	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	9.6%
Oil, Gas & Consumable Fuels	6.9
Pharmaceuticals	5.3
Metals & Mining	4.4
Food & Staples Retailing	3.4
Capital Markets	3.3
Wireless Telecommunication Services	3.1
Technology Hardware, Storage & Peripherals	2.9
Aerospace & Defense	2.8
Chemicals	2.8
Insurance	2.8
Industrial Conglomerates	2.7
Electric Utilities	2.6
Hotels, Restaurants & Leisure	2.2
Media	2.2
Health Care Equipment & Supplies	2.2
IT Services	2.1
Communications Equipment	2.1
Internet Software & Services	2.0
Automobiles	2.0
Machinery	2.0
Diversified Telecommunication Services	2.0
Multi-Utilities	2.0
Health Care Providers & Services	1.6
Air Freight & Logistics	1.6
Diversified Financial Services	1.5
Textiles, Apparel & Luxury Goods	1.5
Household Products	1.5
Semiconductors & Semiconductor Equipment	1.5
Biotechnology	1.4
Beverages	1.4
Household Durables	1.4
Food Products	1.4
Software	1.3
Internet & Catalog Retail	1.3
Electrical Equipment	1.3
Trading Companies & Distributors	1.2
Airlines	0.9
Specialty Retail	0.8
Road & Rail	0.8
Consumer Finance	0.7
Auto Components	0.7
Tobacco	0.7
Construction & Engineering	0.6
Building Products	0.6
Energy Equipment & Services	0.6
Short Term Investments	7.9
Other Assets & Liabilities	(7.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

36

SPDR Dow Jones REIT ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	DOW JONES U.S.	NET ASSET	MARKET	DOW JONES U.S.
	VALUE	VALUE	SELECT REIT INDEX	VALUE	VALUE	SELECT REIT INDEX

SIX MONTHS	11.49%	11.56%	11.64%	N/A	N/A	N/A

ONE YEAR	31.64%	31.68%	32.00%	31.64%	31.68%	32.00%

THREE YEARS	55.21%	55.28%	56.48%	15.78%	15.80%	16.09%

FIVE YEARS	116.57%	116.72%	119.18%	16.71%	16.73%	17.00%

TEN YEARS	115.39%	115.73%	118.43%	7.97%	7.99%	8.13%

37

SPDR Dow Jones REIT ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

38

SPDR Dow Jones REIT ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	SIMON PROPERTY			HEALTH CARE REIT,	AVALONBAY
DESCRIPTION	GROUP, INC.	PUBLIC STORAGE	EQUITY RESIDENTIAL	INC.	COMMUNITIES, INC.

MARKET VALUE	$295,880,855	140,210,204	136,090,607	129,621,651	112,762,792

% OF NET ASSETS	9.7	4.6	4.5	4.2	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Specialized REITs	27.3%
Retail REITs	26.3
Residential REITs	18.9
Office REITs	15.8
Industrial REITs	5.6
Diversified REITs	5.5
Short Term Investments	2.9
Other Assets & Liabilities	(2.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

39

SPDR S&P Bank ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P BANKS SELECT	NET ASSET	MARKET	S&P BANKS SELECT
	VALUE	VALUE	INDUSTRY INDEX (3)	VALUE	VALUE	INDUSTRY INDEX (3)

SIX MONTHS	1.28%	1.24%	1.45%	N/A	N/A	N/A

ONE YEAR	2.68%	2.62%	3.03%	2.68%	2.62%	3.03%

THREE YEARS	78.23%	78.19%	80.36%	21.24%	21.23%	21.72%

FIVE YEARS (1)	70.55%	70.54%	N/A	11.27%	11.27%	N/A

SINCE INCEPTION (1)(2)	−16.39%	−16.40%	N/A	−1.94%	−1.94%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2014.
(3)	The S&P Banks Select Industry Index inception date is September 12, 2011.

40

SPDR S&P Bank ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Banks Select Industry Index from October 24, 2011 through December 31, 2014.

41

SPDR S&P Bank ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	BANK OF THE OZARKS,	UMB FINANCIAL	SVB FINANCIAL		PRIVATEBANCORP,
DESCRIPTION	INC.	CORP.	GROUP	F.N.B. CORP.	INC.

MARKET VALUE	$44,341,221	44,108,751	44,100,448	44,063,413	43,927,346

% OF NET ASSETS	1.7	1.7	1.7	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	69.8%
Thrifts & Mortgage Finance	15.5
Diversified Banks	6.5
Other Diversified Financial Services	4.8
Asset Management & Custody Banks	3.2
Short Term Investments	8.6
Other Assets & Liabilities	(8.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

42

SPDR S&P Capital Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P CAPITAL MARKETS			S&P CAPITAL MARKETS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

SIX MONTHS	3.58%	3.65%	3.65%	N/A	N/A	N/A

ONE YEAR	2.60%	2.66%	2.83%	2.60%	2.66%	2.83%

THREE YEARS	95.12%	95.24%	97.13%	24.96%	24.99%	25.38%

FIVE YEARS (1)	54.75%	54.78%	N/A	9.13%	9.13%	N/A

SINCE INCEPTION (1)(2)	15.65%	15.67%	N/A	1.60%	1.60%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2014.
(3)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

43

SPDR S&P Capital Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Capital Markets Select Industry Index from October 24, 2011 through December 31, 2014.

44

SPDR S&P Capital Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	WADDELL & REED				NORTHSTAR ASSET
	FINANCIAL, INC.	GREENHILL & CO.,	AFFILIATED MANAGERS	FINANCIAL ENGINES,	MANAGEMENT GROUP,
DESCRIPTION	(CLASS A)	INC.	GROUP, INC.	INC.	INC.

MARKET VALUE	$5,615,312	5,439,013	5,406,814	5,400,189	5,395,065

% OF NET ASSETS	2.9	2.8	2.7	2.7	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Asset Management & Custody Banks	56.0%
Investment Banking & Brokerage	40.0
Mortgage REITs	2.3
Diversified Capital Markets	1.5
Short Term Investments	10.2
Other Assets & Liabilities	(10.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

45

SPDR S&P Insurance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INSURANCE			S&P INSURANCE
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

SIX MONTHS	5.07%	5.08%	5.26%	N/A	N/A	N/A

ONE YEAR	7.61%	7.65%	8.01%	7.61%	7.65%	8.01%

THREE YEARS	89.23%	89.30%	91.50%	23.69%	23.70%	24.18%

FIVE YEARS (1)	109.58%	109.67%	N/A	15.95%	15.96%	N/A

SINCE INCEPTION (1)(2)	50.04%	50.10%	N/A	4.53%	4.54%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2014.
(3)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

46

SPDR S&P Insurance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Insurance Select Industry Index from October 24, 2011 through December 31, 2014.

47

SPDR S&P Insurance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

		CNO FINANCIAL	GENWORTH FINANCIAL,	STANCORP FINANCIAL
DESCRIPTION	UNUM GROUP	GROUP, INC.	INC. (CLASS A)	GROUP, INC.	LOEWS CORP.

MARKET VALUE	$7,105,754	7,076,456	7,007,425	6,971,749	6,955,655

% OF NET ASSETS	2.1	2.1	2.1	2.1	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Property & Casualty Insurance	33.5%
Life & Health Insurance	26.4
Reinsurance	15.8
Multi-line Insurance	14.1
Insurance Brokers	9.9
Short Term Investments	2.4
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

48

SPDR S&P Mortgage Finance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (NAV) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/29/09, 4/30/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Mortgage Finance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P MORTGAGE			S&P MORTGAGE
	NET ASSET	MARKET	FINANCE SELECT	NET ASSET	MARKET	FINANCE SELECT
	VALUE	VALUE	INDUSTRY INDEX (3)	VALUE	VALUE	INDUSTRY INDEX (3)

SIX MONTHS	2.02%	2.04%	2.07%	N/A	N/A	N/A

ONE YEAR	3.33%	3.38%	3.49%	3.33%	3.38%	3.49%

THREE YEARS	81.29%	81.51%	83.05%	21.93%	21.98%	22.32%

FIVE YEARS (1)	53.91%	53.94%	N/A	9.01%	9.01%	N/A

SINCE INCEPTION (1)(2)	56.11%	56.14%	N/A	8.16%	8.17%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Mortgage Finance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period April 29, 2009 to December 31, 2014.
(3)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.

49

SPDR S&P Mortgage Finance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Mortgage Finance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Mortgage Finance Select Industry Index from October 24, 2011 through December 31, 2014.

50

SPDR S&P Mortgage Finance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

		TRI POINTE HOMES,	M.D.C. HOLDINGS,		LENNAR CORP.
DESCRIPTION	TOLL BROTHERS, INC.	INC.	INC.	PULTE GROUP, INC.	(CLASS A)

MARKET VALUE	$127,210	126,239	125,230	124,511	124,079

% OF NET ASSETS	2.3	2.2	2.2	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Insurance	47.2%
Thrifts & Mortgage Finance	29.1
Household Durables	22.3
Banks	0.9
Short Term Investments	23.3
Other Assets & Liabilities	(22.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

51

SPDR S&P Regional Banking ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P REGIONAL BANKS			S&P REGIONAL BANKS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

SIX MONTHS	1.88%	1.95%	2.06%	N/A	N/A	N/A

ONE YEAR	1.97%	1.96%	2.35%	1.97%	1.96%	2.35%

THREE YEARS	75.54%	75.46%	77.69%	20.63%	20.61%	21.12%

FIVE YEARS (1)	98.84%	98.98%	N/A	14.74%	14.75%	N/A

SINCE INCEPTION (1)(2)	4.64%	4.68%	N/A	0.53%	0.54%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period June 19, 2006 to December 31, 2014.
(3)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011.

52

SPDR S&P Regional Banking ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from June 19, 2006 (inception) through October 23, 2011 and the S&P Regional Banks Select Industry Index from October 24, 2011 through December 31, 2014.

53

SPDR S&P Regional Banking ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	BANK OF THE OZARKS,				PRIVATEBANCORP,
DESCRIPTION	INC.	SVB FINANCIAL GROUP	UMB FINANCIAL CORP.	F.N.B. CORP.	INC.

MARKET VALUE	$32,305,527	32,093,935	32,083,115	32,075,999	31,992,290

% OF NET ASSETS	1.5	1.4	1.4	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	95.6%
Thrifts & Mortgage Finance	4.2
Short Term Investments	4.6
Other Assets & Liabilities	(4.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

54

SPDR Morgan Stanley Technology ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MORGAN STANLEY	NET ASSET	MARKET	MORGAN STANLEY
	VALUE	VALUE	TECHNOLOGY INDEX	VALUE	VALUE	TECHNOLOGY INDEX

SIX MONTHS	6.23%	6.22%	6.41%	N/A	N/A	N/A

ONE YEAR	13.39%	13.41%	13.92%	13.39%	13.41%	13.92%

THREE YEARS	77.65%	77.75%	80.19%	21.11%	21.14%	21.68%

FIVE YEARS	83.29%	83.25%	87.59%	12.88%	12.88%	13.41%

TEN YEARS	111.09%	111.16%	121.05%	7.76%	7.76%	8.26%

55

SPDR Morgan Stanley Technology ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

56

SPDR Morgan Stanley Technology ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

		THE PRICELINE	MOTOROLA
DESCRIPTION	AMAZON.COM, INC.	GROUP, INC.	SOLUTIONS, INC.	GOOGLE, INC. (CLASS A)	GOOGLE, INC. (CLASS C)

MARKET VALUE	$6,706,664	6,686,191	6,645,817	6,619,453	6,618,954

% OF NET ASSETS	2.9	2.9	2.9	2.9	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

IT Services	16.6%
Technology Hardware, Storage & Peripherals	16.4
Software	16.4
Communications Equipment	14.0
Internet Software & Services	13.9
Semiconductors & Semiconductor Equipment	11.1
Internet & Catalog Retail	8.6
Electronic Equipment, Instruments & Components	2.8
Short Term Investments	4.6
Other Assets & Liabilities	(4.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

57

SPDR S&P Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HIGH			S&P HIGH
	NET ASSET	MARKET	YIELD DIVIDEND	NET ASSET	MARKET	YIELD DIVIDEND
	VALUE	VALUE	ARISTOCRATS INDEX	VALUE	VALUE	ARISTOCRATS INDEX

SIX MONTHS	6.66%	6.66%	6.92%	N/A	N/A	N/A

ONE YEAR	13.77%	13.79%	14.27%	13.77%	13.79%	14.27%

THREE YEARS	64.95%	65.01%	66.95%	18.16%	18.17%	18.63%

FIVE YEARS	105.97%	105.98%	109.87%	15.55%	15.55%	15.98%

SINCE INCEPTION (1)	111.70%	111.75%	116.14%	8.54%	8.55%	8.79%

(1)	For the period November 8, 2005 to December 31, 2014.

58

SPDR S&P Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

59

SPDR S&P Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

			CONSOLIDATED	NATIONAL RETAIL
DESCRIPTION	HCP, INC.	AT&T, INC.	EDISON, INC.	PROPERTIES, INC.	TARGET CORP.

MARKET VALUE	$365,060,655	324,121,028	314,266,547	268,729,187	263,155,830

% OF NET ASSETS	2.6	2.3	2.2	1.9	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	6.9%
Chemicals	6.7
Machinery	6.6
Insurance	6.6
Gas Utilities	5.9
Household Products	5.6
Multi-Utilities	4.3
Food & Staples Retailing	3.9
Health Care Equipment & Supplies	3.8
Capital Markets	3.5
Oil, Gas & Consumable Fuels	3.3
Beverages	3.1
Containers & Packaging	3.0
Pharmaceuticals	2.8
Food Products	2.7
Multiline Retail	2.6
Diversified Telecommunication Services	2.3
Industrial Conglomerates	2.3
Aerospace & Defense	2.1
Thrifts & Mortgage Finance	1.8
Hotels, Restaurants & Leisure	1.6
Banks	1.6
Household Durables	1.6
Distributors	1.4
IT Services	1.4
Electrical Equipment	1.3
Semiconductors & Semiconductor Equipment	1.3
Metals & Mining	1.2
Specialty Retail	1.0
Health Care Providers & Services	0.9
Technology Hardware, Storage & Peripherals	0.9
Textiles, Apparel & Luxury Goods	0.8
Water Utilities	0.8
Trading Companies & Distributors	0.8
Wireless Telecommunication Services	0.8
Diversified Financial Services	0.7
Building Products	0.7
Commercial Services & Supplies	0.6
Media	0.5
Short Term Investments	3.9
Other Assets & Liabilities	(3.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

60

SPDR S&P Aerospace & Defense ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Aerospace & Defense ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P AEROSPACE &			S&P AEROSPACE &
	NET ASSET	MARKET	DEFENSE SELECT	NET ASSET	MARKET	DEFENSE SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	9.23%	9.27%	9.42%	N/A	N/A	N/A

ONE YEAR	10.77%	10.84%	11.12%	10.77%	10.84%	11.12%

THREE YEARS	106.33%	106.50%	108.75%	27.31%	27.34%	27.80%

SINCE INCEPTION (1)	130.05%	130.09%	132.89%	29.12%	29.12%	29.63%

(1)	For the period September 28, 2011 to December 31, 2014.

61

SPDR S&P Aerospace & Defense ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

62

SPDR S&P Aerospace & Defense ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	TASER	ALLIANT	HUNTINGTON INGALLS
DESCRIPTION	INTERNATIONAL, INC.	TECHSYSTEMS, INC.	INDUSTRIES, INC.	BE AEROSPACE, INC.	THE BOEING CO.

MARKET VALUE	$3,158,428	3,105,270	3,007,180	2,998,474	2,977,712

% OF NET ASSETS	3.6	3.6	3.5	3.5	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Aerospace & Defense	99.8%
Short Term Investments	14.9
Other Assets & Liabilities	(14.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

63

SPDR S&P Biotech ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P BIOTECHNOLOGY			S&P BIOTECHNOLOGY
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	21.80%	21.71%	21.14%	N/A	N/A	N/A

ONE YEAR	44.70%	44.79%	43.24%	44.70%	44.79%	43.24%

THREE YEARS	185.45%	185.35%	182.14%	41.85%	41.84%	41.29%

FIVE YEARS	253.35%	253.14%	251.13%	28.72%	28.70%	28.56%

SINCE INCEPTION (1)	288.32%	288.10%	290.71%	16.43%	16.42%	16.52%

(1)	For the period January 31, 2006 to December 31, 2014.

64

SPDR S&P Biotech ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

65

SPDR S&P Biotech ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	RAPTOR
	PHARMACEUTICAL		BIOCRYST	HALOZYME	ENANTA
DESCRIPTION	CORP.	OPKO HEALTH, INC.	PHARMACEUTICALS, INC.	THERAPEUTICS, INC.	PHARMACEUTICALS, INC.

MARKET VALUE	$21,058,347	20,644,585	20,433,530	20,416,688	19,884,486

% OF NET ASSETS	1.4	1.4	1.4	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Biotechnology	99.9%
Short Term Investments	23.6
Other Assets & Liabilities	(23.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

66

SPDR S&P Health Care Equipment ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Equipment ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
	NET ASSET	MARKET	EQUIPMENT SELECT	NET ASSET	MARKET	EQUIPMENT SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	12.52%	12.51%	12.62%	N/A	N/A	N/A

ONE YEAR	16.26%	16.15%	16.36%	16.26%	16.15%	16.36%

THREE YEARS	84.64%	84.80%	86.28%	22.68%	22.72%	23.04%

SINCE INCEPTION (1)	80.91%	80.88%	83.12%	16.28%	16.27%	16.65%

(1)	For the period January 26, 2011 to December 31, 2014.

67

SPDR S&P Health Care Equipment ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

68

SPDR S&P Health Care Equipment ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	VOLCANO CORP.	HALYARD HEALTH, INC.	ANIKA THERAPEUTICS, INC.	MASIMO CORP.	INSULET CORP.

MARKET VALUE	$976,337	761,350	703,824	694,454	681,135

% OF NET ASSETS	2.5	1.9	1.8	1.8	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Equipment	76.1%
Health Care Supplies	23.8
Short Term Investments	24.4
Other Assets & Liabilities	(24.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

69

SPDR S&P Health Care Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	13.31%	13.31%	13.53%	N/A	N/A	N/A

ONE YEAR	25.27%	25.30%	25.71%	25.27%	25.30%	25.71%

THREE YEARS	110.65%	110.66%	113.06%	28.19%	28.19%	28.67%

SINCE INCEPTION (1)	137.34%	137.37%	140.29%	30.36%	30.36%	30.88%

(1)	For the period September 28, 2011 to December 31, 2014.

70

SPDR S&P Health Care Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

71

SPDR S&P Health Care Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

		WELLCARE HEALTH	BROOKDALE SENIOR	EXAMWORKS	COMMUNITY HEALTH
DESCRIPTION	AMSURG CORP.	PLANS, INC.	LIVING, INC.	GROUP, INC.	SYSTEMS, INC.

MARKET VALUE	$2,509,589	2,440,793	2,401,188	2,390,427	2,385,960

% OF NET ASSETS	2.2	2.2	2.1	2.1	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Services	36.0%
Health Care Facilities	27.7
Managed Health Care	20.6
Health Care Distributors	15.6
Short Term Investments	19.0
Other Assets & Liabilities	(18.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

72

SPDR S&P Homebuilders ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HOMEBUILDERS			S&P HOMEBUILDERS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	4.55%	4.55%	4.68%	N/A	N/A	N/A

ONE YEAR	3.16%	3.18%	3.42%	3.16%	3.18%	3.42%

THREE YEARS	103.90%	103.82%	105.76%	26.81%	26.79%	27.18%

FIVE YEARS	137.43%	137.48%	141.09%	18.88%	18.88%	19.25%

SINCE INCEPTION (1)	−19.47%	−19.44%	−18.82%	−2.40%	−2.40%	−2.31%

(1)	For the period January 31, 2006 to December 31, 2014.

73

SPDR S&P Homebuilders ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

74

SPDR S&P Homebuilders ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	LUMBER LIQUIDATORS				TRI POINTE
DESCRIPTION	HOLDINGS, INC.	AARON’S, INC.	TOLL BROTHERS, INC.	OWENS CORNING	HOMES, INC.

MARKET VALUE	$48,465,382	47,876,808	46,735,747	46,396,260	46,386,093

% OF NET ASSETS	3.4	3.3	3.3	3.2	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Homebuilding	33.0%
Building Products	26.2
Home Furnishing Retail	15.9
Home Improvement Retail	9.8
Home Furnishings	6.2
Household Appliances	5.8
Household Durables	3.0
Short Term Investments	11.9
Other Assets & Liabilities	(11.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

75

SPDR S&P Metals & Mining ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P METALS & MINING			S&P METALS & MINING
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−26.00%	−26.01%	−26.32%	N/A	N/A	N/A

ONE YEAR	−25.24%	−25.27%	−25.63%	−25.24%	−25.27%	−25.63%

THREE YEARS	−33.89%	−33.92%	−34.11%	−12.89%	−12.90%	−12.98%

FIVE YEARS	−36.36%	−36.35%	−36.22%	−8.64%	−8.64%	−8.60%

SINCE INCEPTION (1)	−21.41%	−21.40%	−20.61%	−2.78%	−2.78%	−2.67%

(1)	For the period June 19, 2006 to December 31, 2014.

76

SPDR S&P Metals & Mining ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

77

SPDR S&P Metals & Mining ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

		AK STEEL	ALLEGHENY		CENTURY
DESCRIPTION	TIMKENSTEEL CORP.	HOLDING CORP.	TECHNOLOGIES, INC.	ARCH COAL, INC.	ALUMINUM CO.

MARKET VALUE	$15,651,322	15,131,871	15,088,337	14,645,731	14,573,217

% OF NET ASSETS	4.0	3.9	3.8	3.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Steel	39.2%
Coal & Consumable Fuels	18.8
Diversified Metals & Mining	14.5
Aluminum	10.5
Precious Metals & Minerals	10.3
Gold	6.5
Short Term Investments	21.8
Other Assets & Liabilities	(21.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

78

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EQUIPMENT &			EQUIPMENT &
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	−42.29%	−42.29%	−42.32%	N/A	N/A	N/A

ONE YEAR	−34.64%	−34.65%	−34.57%	−34.64%	−34.65%	−34.57%

THREE YEARS	−16.48%	−16.49%	−16.14%	−5.82%	−5.83%	−5.70%

FIVE YEARS	3.09%	3.11%	4.15%	0.61%	0.61%	0.82%

SINCE INCEPTION (1)	6.76%	6.78%	8.85%	0.77%	0.77%	1.00%

(1)	For the period June 19, 2006 to December 31, 2014.

79

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

80

SPDR S&P Oil & Gas Equipment & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	BASIC ENERGY	PIONEER ENERGY	NABORS	HORNBECK OFFSHORE	GULFMARK OFFSHORE,
DESCRIPTION	SERVICES, INC.	SERVICES CORP.	INDUSTRIES, LTD.	SERVICES, INC.	INC. (CLASS A)

MARKET VALUE	$4,749,808	4,643,229	4,590,598	4,499,344	4,370,594

% OF NET ASSETS	2.6	2.5	2.5	2.5	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Equipment & Services	72.6%
Oil & Gas Drilling	27.3
Short Term Investments	18.9
Other Assets & Liabilities	(18.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

81

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EXPLORATION &			EXPLORATION &
	NET ASSET	MARKET	PRODUCTION SELECT	NET ASSET	MARKET	PRODUCTION SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	−41.45%	−41.43%	−41.50%	N/A	N/A	N/A

ONE YEAR	−29.43%	−29.43%	−29.42%	−29.43%	−29.43%	−29.42%

THREE YEARS	−6.17%	−6.18%	−5.91%	−2.10%	−2.10%	−2.01%

FIVE YEARS	21.72%	21.74%	22.69%	4.01%	4.01%	4.18%

SINCE INCEPTION (1)	50.85%	50.90%	53.38%	4.93%	4.94%	5.14%

(1)	For the period June 19, 2006 to December 31, 2014.

82

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

83

SPDR S&P Oil & Gas Exploration & Production ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	EP ENERGY CORP.	PARSLEY ENERGY,
DESCRIPTION	(CLASS A)	INC. (CLASS A)	PENN VIRGINIA CORP.	BILL BARRETT CORP.	OASIS PETROLEUM, INC.

MARKET VALUE	$16,096,663	15,970,454	15,896,543	15,711,081	15,451,172

% OF NET ASSETS	1.6	1.5	1.5	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Exploration & Production	76.3%
Oil & Gas Refining & Marketing	16.3
Integrated Oil & Gas	7.4
Short Term Investments	12.6
Other Assets & Liabilities	(12.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

84

SPDR S&P Pharmaceuticals ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P PHARMACEUTICALS			S&P PHARMACEUTICALS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	9.64%	9.61%	9.62%	N/A	N/A	N/A

ONE YEAR	29.64%	29.67%	29.73%	29.64%	29.67%	29.73%

THREE YEARS	131.20%	131.22%	132.74%	32.23%	32.23%	32.51%

FIVE YEARS	218.87%	218.91%	222.33%	26.10%	26.11%	26.38%

SINCE INCEPTION (1)	304.58%	304.61%	311.26%	17.79%	17.79%	18.02%

(1)	For the period June 19, 2006 to December 31, 2014.

85

SPDR S&P Pharmaceuticals ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

86

SPDR S&P Pharmaceuticals ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	SALIX PHARMACEUTICALS,	TETRAPHASE
DESCRIPTION	LTD.	PHARMACEUTICALS, INC.	PERRIGO CO. PLC	THE MEDICINES CO.	DEPOMED, INC.

MARKET VALUE	$34,072,929	33,560,628	33,395,225	33,394,951	32,585,004

% OF NET ASSETS	3.2	3.2	3.2	3.2	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	99.8%
Short Term Investments	15.3
Other Assets & Liabilities	(15.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

87

SPDR S&P Retail ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RETAIL SELECT	NET ASSET	MARKET	S&P RETAIL SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	11.12%	11.09%	11.27%	N/A	N/A	N/A

ONE YEAR	9.93%	9.87%	10.22%	9.93%	9.87%	10.22%

THREE YEARS	88.64%	88.56%	90.04%	23.56%	23.54%	23.86%

FIVE YEARS	183.62%	183.62%	186.94%	23.18%	23.18%	23.47%

SINCE INCEPTION (1)	187.20%	187.12%	194.33%	13.15%	13.15%	13.49%

(1)	For the period June 19, 2006 to December 31, 2014.

88

SPDR S&P Retail ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

89

SPDR S&P Retail ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	RITE AID CORP.	RENT-A-CENTER, INC.	GROUPON, INC.	CARMAX, INC.	THE PANTRY, INC.

MARKET VALUE	$19,078,263	16,753,036	16,514,970	16,485,940	16,455,974

% OF NET ASSETS	1.2	1.1	1.1	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Apparel Retail	23.6%
Specialty Stores	15.8
Internet Retail	13.5
Automotive Retail	13.4
General Merchandise Stores	8.3
Food Retail	8.1
Department Stores	6.0
Drug Retail	3.2
Computer & Electronics Retail	3.1
Hypermarkets & Super Centers	2.9
Specialized Consumer Services	1.0
Catalog Retail	1.0
Short Term Investments	8.1
Other Assets & Liabilities	(8.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

90

SPDR S&P Semiconductor ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SEMICONDUCTOR			S&P SEMICONDUCTOR
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	6.36%	6.36%	6.55%	N/A	N/A	N/A

ONE YEAR	30.98%	30.98%	31.45%	30.98%	30.98%	31.45%

THREE YEARS	83.21%	83.08%	84.88%	22.36%	22.33%	22.73%

FIVE YEARS	73.51%	73.42%	75.37%	11.65%	11.64%	11.89%

SINCE INCEPTION (1)	58.34%	58.26%	58.90%	5.29%	5.28%	5.33%

(1)	For the period January 31, 2006 to December 31, 2014.

91

SPDR S&P Semiconductor ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

92

SPDR S&P Semiconductor ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

			INTERSIL CORP.	SPANSION, INC.	RF MICRO
DESCRIPTION	CIRRUS LOGIC, INC.	SUNPOWER CORP.	(CLASS A)	(CLASS A)	DEVICES, INC.

MARKET VALUE	$5,433,074	4,864,435	4,775,071	4,746,382	4,648,170

% OF NET ASSETS	2.9	2.6	2.5	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors	100.0%
Short Term Investments	7.0
Other Assets & Liabilities	(7.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

93

SPDR S&P Software & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Software & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SOFTWARE &			S&P SOFTWARE &
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	6.54%	6.50%	6.62%	N/A	N/A	N/A

ONE YEAR	4.57%	4.58%	4.74%	4.57%	4.58%	4.74%

THREE YEARS	78.42%	78.40%	80.04%	21.29%	21.28%	21.65%

SINCE INCEPTION (1)	100.22%	100.14%	102.23%	23.73%	23.72%	24.13%

(1)	For the period September 28, 2011 to December 31, 2014.

94

SPDR S&P Software & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

95

SPDR S&P Software & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	DIGITAL RIVER, INC.	XOOM CORP.	RED HAT, INC.	UNISYS CORP.	INFOBLOX, INC.

MARKET VALUE	$230,533	189,861	188,130	186,933	184,255

% OF NET ASSETS	0.8	0.7	0.7	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Internet Software & Services	26.7%
Application Software	26.5
Data Processing & Outsourced Services	18.9
IT Consulting & Other Services	11.3
Systems Software	11.3
Home Entertainment Software	2.9
Diversified Commercial & Professional Services	1.2
Asset Management & Custody Banks	0.6
Internet Retail	0.5
Short Term Investments	24.0
Other Assets & Liabilities	(23.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

96

SPDR S&P Telecom ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Telecom ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P TELECOM SELECT	NET ASSET	MARKET	S&P TELECOM SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	1.97%	2.02%	2.10%	N/A	N/A	N/A

ONE YEAR	4.58%	4.66%	4.83%	4.58%	4.66%	4.83%

THREE YEARS	44.26%	44.01%	45.80%	12.99%	12.93%	13.39%

SINCE INCEPTION (1)	19.31%	19.27%	20.88%	4.59%	4.58%	4.94%

(1)	For the period January 26, 2011 to December 31, 2014.

97

SPDR S&P Telecom ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

98

SPDR S&P Telecom ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

		RIVERBED	TELEPHONE & DATA	MOTOROLA
DESCRIPTION	ARRIS GROUP, INC.	TECHNOLOGY, INC.	SYSTEMS, INC.	SOLUTIONS, INC.	CIENA CORP.

MARKET VALUE	$787,657	787,520	781,589	778,463	774,575

% OF NET ASSETS	2.3	2.3	2.3	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Communications Equipment	63.6%
Integrated Telecommunication Services	14.7
Alternative Carriers	12.0
Wireless Telecommunication Services	9.5
Short Term Investments	23.8
Other Assets & Liabilities	(23.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

99

SPDR S&P Transportation ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Transportation ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P TRANSPORTATION			S&P TRANSPORTATION
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	16.00%	15.97%	16.20%	N/A	N/A	N/A

ONE YEAR	33.78%	33.81%	34.22%	33.78%	33.81%	34.22%

THREE YEARS	144.80%	145.20%	147.65%	34.77%	34.85%	35.28%

SINCE INCEPTION (1)	117.91%	118.00%	121.11%	21.91%	21.92%	22.38%

(1)	For the period January 26, 2011 to December 31, 2014.

100

SPDR S&P Transportation ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

101

SPDR S&P Transportation ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	HERTZ GLOBAL	AVIS BUDGET
DESCRIPTION	HOLDINGS, INC.	GROUP, INC.	KANSAS CITY SOUTHERN	SPIRIT AIRLINES, INC.	ALLEGIANT TRAVEL CO.

MARKET VALUE	$15,893,090	15,375,029	15,128,791	15,080,629	15,074,190

% OF NET ASSETS	2.7	2.6	2.6	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Trucking	36.7%
Airlines	24.7
Air Freight & Logistics	20.3
Railroads	12.3
Marine	3.4
Airport Services	1.4
Data Processing & Outsourced Services	1.1
Short Term Investments	14.2
Other Assets & Liabilities	(14.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

102

SPDR S&P 1500 Value Tilt ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 1500 LOW	NET ASSET	MARKET	S&P 1500 LOW
	VALUE	VALUE	VALUATION TILT INDEX	VALUE	VALUE	VALUATION TILT INDEX

SIX MONTHS	4.64%	4.64%	4.89%	N/A	N/A	N/A

ONE YEAR	11.85%	11.68%	12.32%	11.85%	11.68%	12.32%

SINCE INCEPTION (1)	54.10%	54.11%	55.72%	21.84%	21.85%	22.47%

(1)	For the period October 24, 2012 to December 31, 2014.

103

SPDR S&P 1500 Value Tilt ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

104

SPDR S&P 1500 Value Tilt ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

			BERKSHIRE
DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	HATHAWAY, INC. (CLASS B)	WAL-MART STORES, INC.	JPMORGAN CHASE & CO.

MARKET VALUE	$195,070	184,003	175,225	173,649	168,027

% OF NET ASSETS	2.3	2.2	2.1	2.1	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	10.1%
Banks	8.5
Insurance	5.2
Food & Staples Retailing	4.3
Health Care Providers & Services	3.8
Pharmaceuticals	3.6
Technology Hardware, Storage & Peripherals	3.5
Diversified Telecommunication Services	3.1
Capital Markets	2.8
Electric Utilities	2.7
Media	2.6
Software	2.5
Diversified Financial Services	2.5
Specialty Retail	2.4
IT Services	2.3
Aerospace & Defense	2.2
Semiconductors & Semiconductor Equipment	2.1
Industrial Conglomerates	1.9
Real Estate Investment Trusts	1.8
Health Care Equipment & Supplies	1.7
Chemicals	1.7
Food Products	1.7
Multi-Utilities	1.7
Automobiles	1.7
Machinery	1.6
Internet Software & Services	1.3
Communications Equipment	1.3
Hotels, Restaurants & Leisure	1.3
Household Products	1.3
Beverages	1.2
Energy Equipment & Services	1.2
Tobacco	1.1
Multiline Retail	1.0
Biotechnology	1.0
Electronic Equipment, Instruments & Components	1.0
Metals & Mining	0.9
Consumer Finance	0.9
Road & Rail	0.8
Air Freight & Logistics	0.8
Commercial Services & Supplies	0.7
Household Durables	0.5
Textiles, Apparel & Luxury Goods	0.5
Airlines	0.5
Electrical Equipment	0.4
Internet & Catalog Retail	0.4
Auto Components	0.4
Containers & Packaging	0.3
Paper & Forest Products	0.3
Gas Utilities	0.3
Professional Services	0.3
Life Sciences Tools & Services	0.2
Construction & Engineering	0.2
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	0.2
Diversified Consumer Services	0.2
Independent Power and Renewable Electricity Producers	0.1
Distributors	0.1
Leisure Products	0.1
Building Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Construction Materials	0.1
Wireless Telecommunication Services	0.0	**
Water Utilities	0.0	**
Marine	0.0	**
Short Term Investments	23.6
Other Assets & Liabilities	(23.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

105

SPDR S&P 1500 Momentum Tilt ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P 1500 POSITIVE			S&P 1500 POSITIVE
	NET ASSET	MARKET	MOMENTUM TILT	NET ASSET	MARKET	MOMENTUM TILT
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	5.47%	5.47%	5.66%	N/A	N/A	N/A

ONE YEAR	12.25%	12.18%	12.66%	12.25%	12.18%	12.66%

SINCE INCEPTION (1)	51.06%	51.09%	52.44%	20.74%	20.75%	21.28%

(1)	For the period October 24, 2012 to December 31, 2014.

106

SPDR S&P 1500 Momentum Tilt ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

107

SPDR S&P 1500 Momentum Tilt ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

				BERKSHIRE HATHAWAY, INC.
DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	WELLS FARGO & CO.	(CLASS B)	JOHNSON & JOHNSON

MARKET VALUE	$957,988	535,243	339,665	313,063	309,841

% OF NET ASSETS	5.5	3.1	2.0	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Technology Hardware, Storage & Peripherals	7.3%
Banks	6.8
Pharmaceuticals	6.8
Software	5.2
Oil, Gas & Consumable Fuels	4.8
Biotechnology	4.4
Semiconductors & Semiconductor Equipment	3.9
Media	3.4
Internet Software & Services	3.4
Health Care Providers & Services	3.3
Chemicals	2.7
IT Services	2.5
Capital Markets	2.5
Diversified Financial Services	2.4
Real Estate Investment Trusts	2.4
Aerospace & Defense	2.4
Insurance	2.3
Health Care Equipment & Supplies	2.3
Specialty Retail	2.2
Beverages	2.1
Food & Staples Retailing	1.9
Road & Rail	1.7
Electric Utilities	1.6
Communications Equipment	1.5
Machinery	1.3
Food Products	1.3
Industrial Conglomerates	1.3
Energy Equipment & Services	1.2
Hotels, Restaurants & Leisure	1.2
Tobacco	1.2
Multi-Utilities	1.1
Household Products	1.0
Textiles, Apparel & Luxury Goods	0.9
Diversified Telecommunication Services	0.9
Consumer Finance	0.8
Electronic Equipment, Instruments & Components	0.8
Airlines	0.7
Internet & Catalog Retail	0.6
Air Freight & Logistics	0.6
Commercial Services & Supplies	0.6
Life Sciences Tools & Services	0.6
Multiline Retail	0.5
Metals & Mining	0.5
Household Durables	0.4
Professional Services	0.2
Containers & Packaging	0.2
Paper & Forest Products	0.2
Gas Utilities	0.2
Electrical Equipment	0.2
Auto Components	0.2
Trading Companies & Distributors	0.2
Real Estate Management & Development	0.1
Construction Materials	0.1
Diversified Consumer Services	0.1
Construction & Engineering	0.1
Building Products	0.1
Thrifts & Mortgage Finance	0.1
Leisure Products	0.1
Distributors	0.1
Health Care Technology	0.1
Personal Products	0.1
Independent Power and Renewable Electricity Producers	0.0	**
Marine	0.0	**
Automobiles	0.0	**
Water Utilities	0.0	**
Wireless Telecommunication Services	0.0	**
Short Term Investments	22.0
Other Assets & Liabilities	(21.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

108

SPDR Russell 1000 Low Volatility ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13) respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 1000 LOW	NET ASSET	MARKET	S&P 1000 LOW
	VALUE	VALUE	VOLATILITY INDEX	VALUE	VALUE	VOLATILITY INDEX

SIX MONTHS	8.15%	8.16%	8.33%	N/A	N/A	N/A

ONE YEAR	16.59%	16.61%	16.94%	16.59%	16.61%	16.94%

SINCE INCEPTION (1)	37.05%	37.07%	37.75%	18.43%	18.44%	18.80%

(1)	For the period February 20, 2013 to December 31, 2014.

109

SPDR Russell 1000 Low Volatility ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

110

SPDR Russell 1000 Low Volatility ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

			MARRIOTT
	THE HOME DEPOT,		INTERNATIONAL,	THE TRAVELERS COS.,
DESCRIPTION	INC.	RALPH LAUREN CORP.	INC. (CLASS A)	INC.	XCEL ENERGY, INC.

MARKET VALUE	$304,098	301,626	298,777	298,709	297,418

% OF NET ASSETS	2.1	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	10.4%
Insurance	7.2
Aerospace & Defense	5.9
Electric Utilities	5.8
Multi-Utilities	5.2
Banks	5.1
Health Care Equipment & Supplies	4.9
IT Services	4.7
Hotels, Restaurants & Leisure	3.9
Household Products	3.7
Health Care Providers & Services	3.5
Food Products	3.4
Beverages	3.2
Oil, Gas & Consumable Fuels	3.0
Industrial Conglomerates	2.4
Chemicals	2.4
Tobacco	2.2
Pharmaceuticals	2.1
Machinery	2.1
Specialty Retail	2.1
Textiles, Apparel & Luxury Goods	2.0
Air Freight & Logistics	2.0
Media	2.0
Road & Rail	1.9
Thrifts & Mortgage Finance	1.8
Diversified Telecommunication Services	1.8
Diversified Financial Services	1.5
Commercial Services & Supplies	1.0
Food & Staples Retailing	0.9
Building Products	0.8
Internet Software & Services	0.7
Short Term Investments	23.5
Other Assets & Liabilities	(23.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

111

SPDR Russell 2000 Low Volatility ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13) respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 2000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 2000 LOW	NET ASSET	MARKET	S&P 2000 LOW
	VALUE	VALUE	VOLATILITY INDEX	VALUE	VALUE	VOLATILITY INDEX

SIX MONTHS	6.75%	6.83%	6.90%	N/A	N/A	N/A

ONE YEAR	12.56%	12.65%	12.75%	12.56%	12.65%	12.75%

SINCE INCEPTION (1)	37.88%	38.03%	38.25%	18.82%	18.88%	19.03%

(1)	For the period February 20, 2013 to December 31, 2014.

112

SPDR Russell 2000 Low Volatility ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

113

SPDR Russell 2000 Low Volatility ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

				AMERICAN AXLE &
	INDEPENDENT BANK			MANUFACTURING	PS BUSINESS PARKS,
DESCRIPTION	CORP.-MASSACHUSETTS	RLI CORP.	PRIMERICA, INC.	HOLDINGS, INC.	INC.

MARKET VALUE	$315,381	313,245	309,119	309,099	307,740

% OF NET ASSETS	2.1	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	19.5%
Banks	14.1
Insurance	8.1
Electric Utilities	8.0
Thrifts & Mortgage Finance	4.3
Aerospace & Defense	4.3
Electronic Equipment, Instruments & Components	4.1
Gas Utilities	3.7
Multi-Utilities	3.3
Machinery	3.1
IT Services	2.8
Commercial Services & Supplies	2.3
Health Care Equipment & Supplies	2.0
Auto Components	2.0
Trading Companies & Distributors	2.0
Distributors	1.9
Chemicals	1.8
Health Care Providers & Services	1.7
Tobacco	1.7
Hotels, Restaurants & Leisure	1.5
Oil, Gas & Consumable Fuels	1.5
Semiconductors & Semiconductor Equipment	1.5
Road & Rail	1.1
Containers & Packaging	0.9
Professional Services	0.6
Textiles, Apparel & Luxury Goods	0.4
Capital Markets	0.4
Household Durables	0.3
Food Products	0.2
Construction & Engineering	0.2
Water Utilities	0.1
Metals & Mining	0.1
Software	0.1
Air Freight & Logistics	0.0	**
Diversified Telecommunication Services	0.0	**
Building Products	0.0	**
Energy Equipment & Services	0.0	**
Real Estate Management & Development	0.0	**
Paper & Forest Products	0.0	**
Technology Hardware, Storage & Peripherals	0.0	**
Household Products	0.0	**
Short Term Investments	24.8
Other Assets & Liabilities	(24.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

114

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.45%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			WELLS FARGO HYBRID			WELLS FARGO HYBRID
			AND PREFERRED			AND PREFERRED
	NET ASSET	MARKET	SECURITIES	NET ASSET	MARKET	SECURITIES
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

SIX MONTHS	3.35%	3.54%	3.38%	N/A	N/A	N/A

ONE YEAR	16.46%	17.32%	16.77%	16.46%	17.32%	16.77%

THREE YEARS	25.08%	25.61%	25.52%	7.74%	7.90%	7.87%

FIVE YEARS	44.37%	44.87%	45.56%	7.62%	7.69%	7.80%

SINCE INCEPTION (1)	52.86%	53.51%	54.51%	8.35%	8.43%	8.57%

(1)	For the period September 16, 2009 to December 31, 2014.

115

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

116

SPDR Wells Fargo Preferred Stock ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	PNC FINANCIAL
	SERVICES GROUP,	METLIFE, INC.	THE GOLDMAN SACHS
DESCRIPTION	INC.	SERIES B	GROUP, INC.	HSBC HOLDINGS PLC	BB&T CORP.

MARKET VALUE	$7,979,223	7,416,055	6,566,526	6,055,276	5,329,517

% OF NET ASSETS	3.0	2.7	2.4	2.2	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	29.5%
Insurance	22.3
Real Estate Investment Trusts	14.2
Capital Markets	8.9
Electric Utilities	6.7
Diversified Financial Services	6.5
Diversified Telecommunication Services	6.3
Machinery	1.3
Multi-Utilities	1.3
Independent Power and Renewable Electricity Producers	1.0
Commercial Services & Supplies	0.8
Media	0.5
Consumer Finance	0.3
Short Term Investments	14.4
Other Assets & Liabilities	(14.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

117

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	385	$10,695
Aerovironment, Inc. (a)(b)	170	4,633
Alliant Techsystems, Inc.	295	34,294
American Science & Engineering, Inc. (a)	90	4,671
Astronics Corp. (b)	151	8,352
Astronics Corp. (Class B) (a)(b)	28	1,557
BE Aerospace, Inc. (b)	918	53,262
Cubic Corp.	215	11,318
Curtiss-Wright Corp.	420	29,648
DigitalGlobe, Inc. (a)(b)	723	22,391
Ducommun, Inc. (b)	80	2,022
Engility Holdings, Inc. (b)	144	6,163
Esterline Technologies Corp. (b)	295	32,356
Exelis, Inc.	1,773	31,081
GenCorp, Inc. (a)(b)	545	9,974
General Dynamics Corp.	2,839	390,703
HEICO Corp. (a)	611	36,904
Hexcel Corp. (b)	930	38,586
Honeywell International, Inc.	7,360	735,411
Huntington Ingalls Industries, Inc.	477	53,643
KLX, Inc. (b)	459	18,934
Kratos Defense & Security Solutions, Inc. (a)(b)	374	1,877
L-3 Communications Holdings, Inc.	843	106,395
LMI Aerospace, Inc. (a)(b)	80	1,128
Lockheed Martin Corp.	2,561	493,172
Moog, Inc. (Class A) (b)	420	31,093
National Presto Industries, Inc. (a)	61	3,540
Northrop Grumman Corp.	1,867	275,177
Orbital Sciences Corp. (b)	545	14,655
Precision Castparts Corp.	1,402	337,714
Raytheon Co.	3,079	333,055
Rockwell Collins, Inc.	1,251	105,684
Spirit Aerosystems Holdings, Inc. (Class A) (b)	1,100	47,344
Taser International, Inc. (a)(b)	465	12,313
Teledyne Technologies, Inc. (b)	340	34,932
Textron, Inc.	2,572	108,307
The Boeing Co.	6,853	890,753
The Keyw Holding Corp. (a)(b)	295	3,062
TransDigm Group, Inc. (a)	510	100,139
Triumph Group, Inc.	465	31,257
United Technologies Corp.	8,712	1,001,880
Vectrus, Inc. (b)	99	2,713

		5,472,788

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (b)	465	3,980
Atlas Air Worldwide Holdings, Inc. (b)	258	12,719
C.H. Robinson Worldwide, Inc. (a)	1,466	109,789
Echo Global Logistics, Inc. (b)	170	4,964
Expeditors International of Washington, Inc.	1,944	86,722
FedEx Corp.	2,809	487,811
Forward Air Corp.	259	13,046
HUB Group, Inc. (Class A) (b)	340	12,947
Park-Ohio Holdings Corp. (a)	90	5,673
United Parcel Service, Inc. (Class B)	6,587	732,277
UTI Worldwide, Inc. (a)(b)	825	9,958
XPO Logistics, Inc. (a)(b)	526	21,503

		1,501,389

AIRLINES — 0.7%
Alaska Air Group, Inc.	1,360	81,274
Allegiant Travel Co.	125	18,791
American Airlines Group, Inc.	6,723	360,555
Copa Holdings SA (Class A) (a)	342	35,445
Delta Air Lines, Inc.	7,999	393,471
Hawaiian Holdings, Inc. (b)	465	12,113
JetBlue Airways Corp. (a)(b)	2,180	34,575
Republic Airways Holdings, Inc. (b)	470	6,857
SkyWest, Inc. (a)	465	6,175
Southwest Airlines Co.	6,723	284,517
Spirit Airlines, Inc. (b)	745	56,307
United Continental Holdings, Inc. (b)	3,481	232,844

		1,522,924

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (b)	649	14,661
BorgWarner, Inc.	2,042	112,208
Cooper Tire & Rubber Co.	590	20,444
Cooper-Standard Holding, Inc. (b)	125	7,235
Dana Holding Corp.	1,702	37,001
Dorman Products, Inc. (a)(b)	258	12,454
Drew Industries, Inc. (b)	215	10,980
Fuel Systems Solutions, Inc. (a)(b)	125	1,368
Gentex Corp.	1,339	48,378
Gentherm, Inc. (b)	295	10,803
Johnson Controls, Inc.	6,414	310,053
Lear Corp.	802	78,660
Modine Manufacturing Co. (b)	437	5,943
Remy International, Inc. (a)	125	2,615
Spartan Motors, Inc.	340	1,788
Standard Motor Products, Inc.	215	8,196
Stoneridge, Inc. (b)	250	3,215
Superior Industries International, Inc.	215	4,255
Tenneco, Inc. (b)	545	30,852
The Goodyear Tire & Rubber Co.	2,332	66,625
Tower International, Inc. (b)	215	5,493
TRW Automotive Holdings Corp. (b)	1,020	104,907
Visteon Corp. (b)	465	49,690

		947,824

AUTOMOBILES — 0.7%
Ford Motor Co.	36,311	562,820
General Motors Co.	14,938	521,486
Harley-Davidson, Inc.	2,078	136,961
Tesla Motors, Inc. (a)(b)	898	199,724
Thor Industries, Inc.	380	21,231
Winnebago Industries, Inc. (a)	250	5,440

		1,447,662

BANKS — 5.8%
1st Source Corp.	125	4,289
Ameris Bancorp	258	6,615
Ames National Corp.	80	2,075
Associated Banc-Corp. (a)	1,565	29,156

See accompanying notes to financial statements.

118

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Bancfirst Corp. (a)	90	$5,705
Banco Latinoamericano de Comercio Exterior SA (a)	250	7,525
Bancorp, Inc. (a)(b)	295	3,213
BancorpSouth, Inc. (a)	885	19,921
Bank of America Corp.	99,255	1,775,672
Bank of Hawaii Corp. (a)	402	23,843
Bank of Marin Bancorp (a)	90	4,733
Bank of the Ozarks, Inc. (a)	590	22,373
BankUnited, Inc.	930	26,942
Banner Corp.	179	7,701
BB&T Corp.	6,516	253,407
BBCN Bancorp, Inc.	707	10,167
BNC Bancorp (a)	170	2,926
BOK Financial Corp. (a)	258	15,490
Boston Private Financial Holdings, Inc.	715	9,631
Bridge Bancorp, Inc.	80	2,140
Bryn Mawr Bank Corp.	125	3,913
Camden National Corp. (a)	90	3,586
Capital Bank Financial Corp. (Class A) (b)	258	6,914
Cardinal Financial Corp.	250	4,957
Cathay General Bancorp	691	17,683
Centerstate Banks, Inc.	271	3,228
Central Pacific Financial Corp. (a)	215	4,622
Chemical Financial Corp.	250	7,660
CIT Group, Inc.	1,881	89,968
Citigroup, Inc.	28,665	1,551,063
Citizens & Northern Corp. (a)	80	1,654
City Holding Co. (a)	125	5,816
City National Corp.	420	33,940
CNB Financial Corp.	80	1,480
CoBiz Financial, Inc.	340	4,464
Columbia Banking System, Inc.	504	13,915
Comerica, Inc.	1,746	81,783
Commerce Bancshares, Inc. (a)	754	32,791
Community Bank System, Inc. (a)	385	14,680
Community Trust Bancorp, Inc. (a)	165	6,041
Cullen/Frost Bankers, Inc. (a)	510	36,026
Customers Bancorp, Inc. (a)(b)	219	4,262
CVB Financial Corp. (a)	849	13,601
Eagle Bancorp, Inc. (b)	215	7,637
East West Bancorp, Inc.	1,404	54,349
Enterprise Financial Services Corp.	170	3,354
F.N.B. Corp. (a)	1,335	17,782
Fifth Third Bancorp	8,136	165,771
Financial Institutions, Inc.	125	3,144
First Bancorp (a)	163	3,011
First BanCorp- Puerto Rico (b)	680	3,992
First Busey Corp.	680	4,427
First Citizens BancShares, Inc. (Class A)	90	22,751
First Commonwealth Financial Corp. (a)	933	8,602
First Community Bancshares, Inc.	170	2,800
First Connecticut Bancorp, Inc.	170	2,774
First Financial Bancorp	542	10,076
First Financial Bankshares, Inc. (a)	590	17,629
First Financial Corp.	80	2,850
First Horizon National Corp. (a)	2,272	30,854
First Interstate Bancsystem, Inc.	170	4,729
First Merchants Corp.	285	6,484
First Midwest Bancorp, Inc.	1,923	32,903
First Niagara Financial Group, Inc.	3,308	27,886
First Republic Bank	1,270	66,192
FirstMerit Corp.	1,520	28,713
Flushing Financial Corp.	295	5,980
Fulton Financial Corp.	1,823	22,532
German American Bancorp, Inc. (a)	125	3,815
Glacier Bancorp, Inc. (a)	680	18,884
Great Southern Bancorp, Inc.	80	3,174
Hancock Holding Co.	805	24,713
Hanmi Financial Corp.	295	6,434
Heartland Financial USA, Inc.	125	3,388
Heritage Financial Corp.	260	4,563
Hilltop Holdings, Inc. (b)	545	10,873
Home Bancshares, Inc. (a)	420	13,507
HomeTrust Bancshares, Inc. (b)	215	3,582
Hudson Valley Holding Corp.	170	4,617
Huntington Bancshares, Inc.	7,782	81,867
IBERIABANK Corp.	250	16,212
Independent Bank Corp.-Massachusetts	224	9,589
International Bancshares Corp.	458	12,155
Investors Bancorp, Inc.	3,359	37,705
JPMorgan Chase & Co.	35,688	2,233,355
KeyCorp	8,594	119,457
Lakeland Bancorp, Inc.	290	3,393
LegacyTexas Financial Group, Inc.	385	9,182
M&T Bank Corp. (a)	1,194	149,990
MainSource Financial Group, Inc. (a)	215	4,498
MB Financial, Inc. (a)	598	19,650
Metro Bancorp, Inc. (b)	125	3,240
National Bankshares, Inc.	90	2,735
National Penn Bancshares, Inc.	1,090	11,472
NBT Bancorp, Inc. (a)	374	9,825
OFG Bancorp	420	6,993
Old National Bancorp	1,137	16,919
Pacific Continental Corp.	170	2,411
PacWest Bancorp (a)	873	39,687
Park National Corp. (a)	80	7,078
Park Sterling Corp.	374	2,749
Peoples Bancorp, Inc. (a)	80	2,074
Pinnacle Financial Partners, Inc.	340	13,444
Popular, Inc. (b)	984	33,505
Preferred Bank	80	2,231
PrivateBancorp, Inc.	590	19,706
Prosperity Bancshares, Inc.	545	30,171
Regions Financial Corp.	13,141	138,769
Renasant Corp.	100	2,893
Republic Bancorp, Inc. (Class A)	80	1,978
S&T Bancorp, Inc. (a)	250	7,452
Sandy Spring Bancorp, Inc.	230	5,998
Signature Bank (b)	420	52,903
Simmons First National Corp. (Class A)	175	7,114
South State Corp.	216	14,489
Southside Bancshares, Inc.	229	6,620
Southwest Bancorp, Inc.	170	2,951

See accompanying notes to financial statements.

119

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

State Bank Financial Corp.	295	$5,894
Sterling Bancorp	794	11,418
Stock Yards Bancorp, Inc.	125	4,168
Suffolk Bancorp	80	1,817
SunTrust Banks, Inc.	5,023	210,464
Susquehanna Bancshares, Inc.	1,754	23,556
SVB Financial Group (b)	420	48,749
Synovus Financial Corp.	1,384	37,493
TCF Financial Corp.	1,520	24,153
Texas Capital Bancshares, Inc. (b)	385	20,917
The First of Long Island Corp. (a)	136	3,858
The National Bank Holdings Corp. (Class A)	510	9,899
The PNC Financial Services Group, Inc.	5,061	461,715
Tompkins Financial Corp. (a)	125	6,912
TowneBank (a)	258	3,901
Trico Bancshares	125	3,088
Trustmark Corp. (a)	644	15,804
U.S. Bancorp	16,002	719,290
UMB Financial Corp. (a)	383	21,789
Umpqua Holdings Corp. (a)	1,542	26,229
Union Bankshares Corp.	605	14,568
United Bankshares, Inc. (a)	581	21,758
United Community Banks, Inc.	421	7,974
Univest Corp. of Pennsylvania	170	3,441
Valley National Bancorp (a)	2,081	20,207
Washington Trust Bancorp, Inc. (a)	125	5,022
Webster Financial Corp.	850	27,650
Wells Fargo & Co.	44,983	2,465,968
WesBanco, Inc. (a)	258	8,978
West Bancorporation, Inc.	125	2,128
Westamerica Bancorporation (a)	650	31,863
Western Alliance Bancorp (b)	680	18,904
Wilshire Bancorp, Inc.	597	6,048
Wintrust Financial Corp.	516	24,128
Yadkin Financial Corp. (b)	125	2,456
Zions Bancorporation	1,701	48,496

		12,345,506

BEVERAGES — 1.7%
Brown-Forman Corp. (Class B)	1,395	122,537
Coca-Cola Enterprises, Inc.	2,579	114,043
Coca-Cola Hellenic Bottling Co.	45	3,961
Constellation Brands, Inc. (Class A) (b)	1,422	139,598
Dr. Pepper Snapple Group, Inc.	1,887	135,260
Molson Coors Brewing Co. (Class B)	1,297	96,652
Monster Beverage Corp. (b)	1,265	137,063
National Beverage Corp. (b)	80	1,810
PepsiCo, Inc.	14,303	1,352,492
The Boston Beer Co., Inc. (Class A) (b)	84	24,321
The Coca-Cola Co.	37,509	1,583,630

		3,711,367

BIOTECHNOLOGY — 3.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	680	21,590
Achillion Pharmaceuticals, Inc. (a)(b)	885	10,841
Acorda Therapeutics, Inc. (b)	378	15,449
Actinium Pharmaceuticals, Inc. (b)	1,530	9,012
Aegerion Pharmaceuticals, Inc. (a)(b)	250	5,235
Agios Pharmaceuticals, Inc. (a)(b)	100	11,204
Alexion Pharmaceuticals, Inc. (b)	1,842	340,825
Alkermes PLC (b)	1,251	73,259
Alnylam Pharmaceuticals, Inc. (b)	540	52,380
AMAG Pharmaceuticals, Inc. (a)(b)	197	8,396
Amgen, Inc.	7,070	1,126,180
Applied Genetic Technologies Corp. (b)	555	11,666
Arena Pharmaceuticals, Inc. (a)(b)	2,030	7,044
ARIAD Pharmaceuticals, Inc. (a)(b)	1,735	11,919
Array BioPharma, Inc. (a)(b)	1,100	5,203
Arrowhead Research Corp. (a)(b)	625	4,612
Auspex Pharmaceuticals, Inc. (a)(b)	110	5,773
BioCryst Pharmaceuticals, Inc. (a)(b)	680	8,269
Biogen Idec, Inc. (b)	2,246	762,405
BioMarin Pharmaceutical, Inc. (b)	1,298	117,339
Bluebird Bio, Inc. (b)	200	18,344
Celgene Corp. (b)	7,648	855,505
Celldex Therapeutics, Inc. (a)(b)	1,028	18,761
Cepheid, Inc. (a)(b)	635	34,379
ChemoCentryx, Inc. (a)(b)	258	1,762
Chimerix, Inc. (a)(b)	90	3,623
Clovis Oncology, Inc. (a)(b)	208	11,648
Cubist Pharmaceuticals, Inc. (b)	728	73,273
Cytokinetics, Inc. (b)	258	2,067
CytRx Corp. (a)(b)	3,345	9,165
Dyax Corp. (b)	1,020	14,341
Dynavax Technologies Corp. (a)(b)	168	2,832
Emergent Biosolutions, Inc. (a)(b)	250	6,807
Exact Sciences Corp. (a)(b)	590	16,190
Exelixis, Inc. (a)(b)	1,690	2,434
Galena Biopharma, Inc. (a)(b)	3,765	5,685
Genomic Health, Inc. (a)(b)	170	5,435
Geron Corp. (a)(b)	1,179	3,832
Gilead Sciences, Inc. (b)	14,507	1,367,430
Halozyme Therapeutics, Inc. (a)(b)	850	8,202
Idera Pharmaceuticals, Inc. (a)(b)	3,595	15,854
ImmunoGen, Inc. (a)(b)	2,605	15,890
Immunomedics, Inc. (b)	680	3,264
Incyte Corp. (b)	1,333	97,456
Infinity Pharmaceuticals, Inc. (b)	420	7,094
Inovio Pharmaceuticals, Inc. (a)(b)	1,010	9,272
Insmed, Inc. (b)	250	3,867
Intercept Pharmaceuticals, Inc. (a)(b)	130	20,280
Intrexon Corp. (a)(b)	340	9,360
Ironwood Pharmaceuticals, Inc. (a)(b)	894	13,696
Isis Pharmaceuticals, Inc. (a)(b)	1,073	66,247
Keryx Biopharmaceuticals, Inc. (a)(b)	760	10,754
KYTHERA Biopharmaceuticals, Inc. (a)(b)	80	2,774
Lexicon Pharmaceuticals, Inc. (a)(b)	8,808	8,014
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	170	9,046
MannKind Corp. (a)(b)	2,166	11,296
Medivation, Inc. (b)	719	71,620
Merrimack Pharmaceuticals, Inc. (a)(b)	850	9,605

See accompanying notes to financial statements.

120

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

MiMedx Group, Inc. (a)(b)	760	$8,763
Momenta Pharmaceuticals, Inc. (b)	420	5,057
Myriad Genetics, Inc. (b)	742	25,273
Navidea Biopharmaceuticals, Inc. (a)(b)	1,100	2,079
Neuralstem, Inc. (a)(b)	2,915	7,929
Neurocrine Biosciences, Inc. (a)(b)	741	16,554
NewLink Genetics Corp. (a)(b)	500	19,875
Novavax, Inc. (a)(b)	4,798	28,452
NPS Pharmaceuticals, Inc. (a)(b)	930	33,266
OncoMed Pharmaceuticals, Inc. (a)(b)	545	11,859
OPKO Health, Inc. (a)(b)	2,209	22,068
Orexigen Therapeutics, Inc. (a)(b)	894	5,418
Organovo Holdings, Inc. (a)(b)	1,270	9,207
PDL BioPharma, Inc. (a)	3,604	27,787
Peregrine Pharmaceuticals, Inc. (a)(b)	15,370	21,364
Pharmacyclics, Inc. (a)(b)	555	67,854
Portola Pharmaceuticals, Inc. (a)(b)	80	2,266
Progenics Pharmaceuticals, Inc. (a)(b)	2,450	18,522
Prothena Corp. PLC (a)(b)	510	10,588
PTC Therapeutics, Inc. (a)(b)	340	17,602
Puma Biotechnology, Inc. (a)(b)	215	40,693
Raptor Pharmaceutical Corp. (a)(b)	1,485	15,622
Receptos, Inc. (a)(b)	215	26,340
Regeneron Pharmaceuticals, Inc. (b)	765	313,841
Repligen Corp. (a)(b)	295	5,841
Rigel Pharmaceuticals, Inc. (b)	805	1,827
Sangamo Biosciences, Inc. (a)(b)	1,225	18,632
Sarepta Therapeutics, Inc. (a)(b)	274	3,965
Seattle Genetics, Inc. (a)(b)	930	29,881
Spectrum Pharmaceuticals, Inc. (a)(b)	547	3,791
Stemline Therapeutics, Inc. (a)(b)	975	16,633
Synageva BioPharma Corp. (a)(b)	170	15,774
Synergy Pharmaceuticals, Inc. (a)(b)	715	2,181
Synta Pharmaceuticals Corp. (a)(b)	385	1,020
TESARO, Inc. (a)(b)	125	4,649
Threshold Pharmaceuticals, Inc. (b)	420	1,336
United Therapeutics Corp. (b)	420	54,386
Vanda Pharmaceuticals, Inc. (a)(b)	250	3,580
Verastem, Inc. (a)(b)	1,360	12,430
Vertex Pharmaceuticals, Inc. (b)	2,231	265,043
XOMA Corp. (a)(b)	545	1,957
ZIOPHARM Oncology, Inc. (a)(b)	3,436	17,421

		6,674,331

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp. (a)	715	40,333
AAON, Inc. (a)	375	8,396
Allegion PLC	950	52,687
American Woodmark Corp. (b)	80	3,235
Apogee Enterprises, Inc.	250	10,593
Armstrong World Industries, Inc. (b)	420	21,470
Builders FirstSource, Inc. (a)(b)	420	2,885
Fortune Brands Home & Security, Inc.	1,556	70,440
Gibraltar Industries, Inc. (b)	295	4,797
Griffon Corp. (a)	374	4,974
Insteel Industries, Inc.	170	4,009
Lennox International, Inc. (a)	465	44,208
Masco Corp.	3,337	84,092
Masonite International Corp. (a)(b)	250	15,365
NCI Building Systems, Inc. (a)(b)	215	3,982
Nortek, Inc. (b)	80	6,506
Owens Corning	1,100	39,391
PGT, Inc. (b)	295	2,841
Ply Gem Holdings, Inc. (a)(b)	125	1,748
Quanex Building Products Corp. (a)	326	6,122
Simpson Manufacturing Co., Inc.	367	12,698
Trex Co., Inc. (a)(b)	340	14,477
Universal Forest Products, Inc.	215	11,438
USG Corp. (a)(b)	751	21,021

		487,708

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (b)	524	111,214
Ameriprise Financial, Inc.	1,766	233,554
Arlington Asset Investment Corp. (Class A) (a)	125	3,326
Artisan Partners Asset Management, Inc. (a)	250	12,633
Ashford, Inc. (a)(b)	5	470
BGC Partners, Inc. (Class A)	1,188	10,870
BlackRock, Inc.	1,219	435,866
Calamos Asset Management, Inc. (Class A)	215	2,864
Cohen & Steers, Inc. (a)	170	7,154
Cowen Group, Inc. (Class A) (a)(b)	885	4,248
Diamond Hill Investment Group, Inc. (a)	45	6,212
E*TRADE Financial Corp. (b)	2,664	64,615
Eaton Vance Corp.	1,122	45,923
Evercore Partners, Inc. (Class A)	295	15,449
FBR & Co. (b)	90	2,213
Federated Investors, Inc. (Class B) (a)	835	27,497
Financial Engines, Inc. (a)	465	16,996
Franklin Resources, Inc.	3,828	211,956
FXCM, Inc. (Class A) (a)	340	5,634
GAMCO Investors, Inc. (Class A)	90	8,005
GFI Group, Inc.	635	3,461
Greenhill & Co., Inc. (a)	250	10,900
HFF, Inc. (Class A)	295	10,596
Interactive Brokers Group, Inc. (Class A)	420	12,247
Intl. FCStone, Inc. (a)(b)	165	3,394
Invesco, Ltd.	4,154	164,166
Investment Technology Group, Inc. (b)	340	7,079
Janus Capital Group, Inc. (a)	1,382	22,292
KCG Holdings, Inc. (Class A) (b)	651	7,584
Ladenburg Thalmann Financial Services, Inc. (a)(b)	975	3,851
Lazard, Ltd. (Class A)	1,179	58,985
Legg Mason, Inc.	1,055	56,305
LPL Investment Holdings, Inc.	805	35,863
Manning & Napier, Inc.	125	1,728
Morgan Stanley	14,454	560,815
Northern Trust Corp.	2,248	151,515
NorthStar Asset Management Group, Inc.	1,688	38,098
Piper Jaffray Co., Inc. (b)	170	9,875
Raymond James Financial, Inc.	1,111	63,649
Safeguard Scientifics, Inc. (a)(b)	215	4,261

See accompanying notes to financial statements.

121

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SEI Investments Co.	1,332	$53,333
State Street Corp. (c)	4,044	317,454
Stifel Financial Corp. (b)	611	31,173
T. Rowe Price Group, Inc.	2,408	206,751
TD Ameritrade Holding Corp.	2,507	89,700
The Bank of New York Mellon Corp.	10,982	445,540
The Charles Schwab Corp.	10,737	324,150
The Goldman Sachs Group, Inc.	4,250	823,777
Virtus Investment Partners, Inc. (a)	90	15,344
Waddell & Reed Financial, Inc. (Class A)	808	40,255
Walter Investment Management Corp. (a)(b)	363	5,993
Westwood Holdings Group, Inc.	90	5,564
WisdomTree Investments, Inc. (a)	930	14,578

		4,826,975

CHEMICALS — 2.5%
A. Schulman, Inc.	250	10,132
Advanced Emissions Solutions, Inc. (a)(b)	214	4,877
Air Products & Chemicals, Inc.	2,030	292,787
Airgas, Inc.	722	83,160
Albemarle Corp. (a)	805	48,405
American Vanguard Corp. (a)	250	2,905
Ashland, Inc.	753	90,179
Axiall Corp.	635	26,968
Balchem Corp.	250	16,660
Cabot Corp.	567	24,869
Calgon Carbon Corp. (b)	489	10,161
Celanese Corp. (Series A)	1,468	88,021
CF Industries Holdings, Inc.	550	149,897
Chemtura Corp. (a)(b)	715	17,682
Cytec Industries, Inc.	747	34,489
E. I. du Pont de Nemours & Co.	8,663	640,542
Eastman Chemical Co.	1,449	109,921
Ecolab, Inc.	2,438	254,820
Ferro Corp. (b)	680	8,813
Flotek Industries, Inc. (a)(b)	420	7,867
FMC Corp.	1,290	73,569
FutureFuel Corp. (a)	215	2,799
H.B. Fuller Co.	465	20,706
Hawkins, Inc. (a)	80	3,466
Huntsman Corp. (a)	1,823	41,528
Innophos Holdings, Inc.	215	12,567
Innospec, Inc. (a)	258	11,017
International Flavors & Fragrances, Inc.	760	77,034
Intrepid Potash, Inc. (a)(b)	510	7,079
Koppers Holdings, Inc.	215	5,586
Kraton Performance Polymers, Inc. (b)	295	6,133
Kronos Worldwide, Inc. (a)	215	2,799
Landec Corp. (b)	258	3,563
LSB Industries, Inc. (b)	170	5,345
LyondellBasell Industries NV (Class A)	4,112	326,452
Minerals Technologies, Inc.	340	23,613
Monsanto Co.	5,016	599,261
NewMarket Corp.	80	32,282
Olin Corp. (a)	715	16,281
OM Group, Inc.	295	8,791
Omnova Solutions, Inc. (b)	420	3,419
Platform Specialty Products Corp. (b)	805	18,692
PolyOne Corp.	930	35,256
PPG Industries, Inc.	1,338	309,279
Praxair, Inc.	2,777	359,788
Quaker Chemical Corp. (a)	125	11,505
Rayonier Advanced Materials, Inc. (a)	396	8,831
Rentech, Inc. (a)(b)	2,118	2,669
Rockwood Holdings, Inc.	715	56,342
RPM International, Inc. (a)	1,225	62,120
Sensient Technologies Corp.	465	28,058
Sigma-Aldrich Corp.	1,107	151,958
Stepan Co.	177	7,094
The Dow Chemical Co.	11,456	522,508
The Mosaic Co.	3,131	142,930
The Scotts Miracle-Gro Co. (Class A)	374	23,308
The Sherwin-Williams Co.	857	225,425
Tredegar Corp.	258	5,802
Tronox, Ltd. (Class A), (Class A) (a)	545	13,015
Valspar Corp.	850	73,508
W.R. Grace & Co. (b)	723	68,967
Westlake Chemical Corp.	376	22,970
Zep, Inc.	215	3,257

		5,359,727

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	510	14,612
ACCO Brands Corp. (b)	1,062	9,569
Brady Corp. (Class A)	420	11,483
Ceco Environmental Corp.	157	2,440
Cintas Corp.	979	76,793
Civeo Corp.	1,020	4,192
Clean Harbors, Inc. (a)(b)	545	26,187
Copart, Inc. (b)	1,009	36,818
Covanta Holding Corp.	1,012	22,274
Deluxe Corp.	365	22,721
Ennis, Inc.	268	3,610
G & K Services, Inc. (Class A)	170	12,045
Healthcare Services Group, Inc. (a)	635	19,641
Herman Miller, Inc.	560	16,481
HNI Corp.	420	21,445
Innerworkings, Inc. (a)(b)	374	2,913
Interface, Inc.	545	8,976
KAR Auction Services, Inc.	1,313	45,495
Knoll, Inc.	420	8,891
Matthews International Corp. (Class A)	277	13,482
McGrath Rentcorp (a)	258	9,252
Mobile Mini, Inc. (a)	385	15,596
MSA Safety, Inc.	250	13,273
Multi-Color Corp.	80	4,434
Performant Financial Corp. (b)	215	1,430
Pitney Bowes, Inc.	1,917	46,717
Quad Graphics, Inc.	258	5,924
R.R. Donnelley & Sons Co. (a)	1,798	30,215
Republic Services, Inc.	2,534	101,993
Rollins, Inc. (a)	590	19,529
SP Plus Corp. (b)	125	3,154
Steelcase, Inc. (Class A)	805	14,450

See accompanying notes to financial statements.

122

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Stericycle, Inc. (b)	789	$103,422
Team, Inc. (b)	215	8,699
Tetra Tech, Inc.	590	15,753
The ADT Corp. (a)	1,888	68,402
The Brink’s Co.	420	10,252
Tyco International PLC	4,320	189,475
UniFirst Corp.	125	15,181
United Stationers, Inc. (a)	385	16,232
US Ecology, Inc. (a)	170	6,820
Viad Corp.	215	5,732
Waste Connections, Inc.	1,136	49,973
Waste Management, Inc.	4,335	222,472
West Corp. (a)	215	7,095

		1,365,543

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc. (a)	545	11,881
Arris Group, Inc. (b)	1,114	33,632
Aruba Networks, Inc. (a)(b)	1,055	19,180
Black Box Corp.	125	2,988
Brocade Communications Systems, Inc.	4,140	49,018
CalAmp Corp. (a)(b)	340	6,222
Calix, Inc. (b)	385	3,858
Ciena Corp. (a)(b)	951	18,459
Cisco Systems, Inc.	48,408	1,346,469
CommScope Holding Co., Inc. (b)	358	8,173
Comtech Telecommunications Corp.	179	5,642
Digi International, Inc. (b)	258	2,397
EchoStar Corp. (Class A) (b)	357	18,742
Emulex Corp. (b)	876	4,967
Extreme Networks, Inc. (b)	894	3,156
F5 Networks, Inc. (b)	710	92,630
Finisar Corp. (a)(b)	858	16,654
Harmonic, Inc. (b)	1,036	7,262
Harris Corp.	1,042	74,836
Infinera Corp. (a)(b)	1,055	15,530
InterDigital, Inc. (a)	382	20,208
Ixia (b)	555	6,244
JDS Uniphase Corp. (b)	2,187	30,006
Juniper Networks, Inc.	4,748	105,975
KVH Industries, Inc. (a)(b)	125	1,581
Motorola Solutions, Inc.	2,190	146,905
Netgear, Inc. (b)	385	13,698
Palo Alto Networks, Inc. (a)(b)	465	56,995
Parkervision, Inc. (a)(b)	850	773
Plantronics, Inc.	413	21,897
Polycom, Inc. (b)	1,584	21,384
Procera Networks, Inc. (a)(b)	215	1,546
QUALCOMM, Inc.	15,927	1,183,854
Riverbed Technology, Inc. (b)	1,523	31,084
Ruckus Wireless, Inc. (a)(b)	374	4,495
ShoreTel, Inc. (b)	555	4,079
Sonus Networks, Inc. (b)	1,984	7,876
Ubiquiti Networks, Inc. (a)	125	3,705
ViaSat, Inc. (a)(b)	385	24,267

		3,428,268

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (b)	1,378	41,850
Aegion Corp. (b)	385	7,165
Argan, Inc.	125	4,205
Chicago Bridge & Iron Co. NV (a)	930	39,041
Comfort Systems USA, Inc.	340	5,821
Dycom Industries, Inc. (b)	295	10,351
EMCOR Group, Inc.	655	29,141
Fluor Corp.	1,513	91,733
Foster Wheeler AG (d)	34	936
Furmanite Corp. (b)	340	2,659
Granite Construction, Inc.	385	14,638
Great Lakes Dredge & Dock Corp. (b)	545	4,665
Jacobs Engineering Group, Inc. (b)	1,204	53,807
KBR, Inc.	1,379	23,374
Layne Christensen Co. (a)(b)	215	2,051
Mastec, Inc. (b)	545	12,322
MYR Group, Inc. (b)	215	5,891
Northwest Pipe Co. (b)	80	2,410
Orion Marine Group, Inc. (b)	250	2,762
Primoris Services Corp. (a)	340	7,902
Quanta Services, Inc. (b)	1,929	54,764
Tutor Perini Corp. (b)	340	8,184

		425,672

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	485	36,875
Headwaters, Inc. (b)	680	10,193
Martin Marietta Materials, Inc. (a)	602	66,413
US Concrete, Inc. (a)(b)	125	3,556
Vulcan Materials Co.	1,230	80,848

		197,885

CONSUMER FINANCE — 0.9%
Ally Financial, Inc. (b)	2,495	58,932
American Express Co.	8,463	787,398
Capital One Financial Corp.	5,557	458,730
Cash America International, Inc.	250	5,655
Credit Acceptance Corp. (a)(b)	90	12,277
Discover Financial Services	4,320	282,917
Encore Capital Group, Inc. (a)(b)	258	11,455
Enova International, Inc. (b)	228	5,075
Ezcorp, Inc. (Class A) (a)(b)	465	5,464
First Cash Financial Services, Inc. (b)	250	13,918
Green Dot Corp. (Class A) (b)	258	5,286
Navient Corp.	4,176	90,243
Nelnet, Inc. (Class A)	215	9,961
PRA Group, Inc. (a)(b)	510	29,544
Santander Consumer USA Holdings, Inc.	955	18,728
SLM Corp.	4,176	42,553
Synchrony Financial (b)	1,200	35,700
World Acceptance Corp. (a)(b)	80	6,356

		1,880,192

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc. (b)	45	2,617
AptarGroup, Inc. (a)	635	42,443
Avery Dennison Corp.	920	47,730
Ball Corp.	1,350	92,029
Bemis Co., Inc.	975	44,080
Berry Plastics Group, Inc. (b)	850	26,818

See accompanying notes to financial statements.

123

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Crown Holdings, Inc. (b)	1,348	$68,613
Graphic Packaging Holding Co. (b)	3,049	41,527
Greif, Inc. (Class A)	695	32,825
MeadWestvaco Corp.	1,646	73,066
Myers Industries, Inc.	250	4,400
Owens-Illinois, Inc. (b)	1,526	41,187
Packaging Corp. of America	885	69,074
Rock-Tenn Co. (Class A)	1,360	82,933
Sealed Air Corp.	1,825	77,435
Silgan Holdings, Inc.	374	20,046
Sonoco Products Co.	930	40,641

		807,464

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	215	13,315
Genuine Parts Co.	1,476	157,297
LKQ Corp. (b)	2,789	78,427
Pool Corp.	447	28,358
VOXX International Corp. (a)(b)	170	1,489

		278,886

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	170	6,268
Apollo Education Group, Inc. (b)	925	31,552
Ascent Capital Group Inc (Class A) (a)(b)	131	6,934
Bridgepoint Education, Inc. (a)(b)	170	1,924
Bright Horizons Family Solutions, Inc. (b)	295	13,868
Capella Education Co.	120	9,235
Career Education Corp. (b)	517	3,598
Carriage Services, Inc. (a)	125	2,619
DeVry Education Group, Inc.	583	27,675
Graham Holdings Co. (Class B)	45	38,867
Grand Canyon Education, Inc. (b)	420	19,597
H&R Block, Inc.	2,502	84,267
Houghton Mifflin Harcourt Co. (b)	1,020	21,124
ITT Educational Services, Inc. (a)(b)	257	2,470
K12, Inc. (b)	250	2,967
LifeLock, Inc. (a)(b)	545	10,088
Regis Corp. (a)(b)	420	7,039
Service Corp. International	1,964	44,583
ServiceMaster Global Holdings, Inc. (b)	400	10,708
Sotheby’s (a)	637	27,506
Steiner Leisure, Ltd. (b)	125	5,776
Strayer Education, Inc. (a)(b)	92	6,834
Universal Technical Institute, Inc.	215	2,116
Weight Watchers International, Inc. (a)(b)	250	6,210

		393,825

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. (Class B) (b)	17,267	2,592,640
CBOE Holdings, Inc.	805	51,053
CME Group, Inc.	2,953	261,784
FNFV Group (b)	851	13,395
Intercontinental Exchange, Inc.	1,077	236,175
Leucadia National Corp.	3,420	76,676
MarketAxess Holdings, Inc.	340	24,381
McGraw Hill Financial, Inc.	2,561	227,878
Moody’s Corp.	1,809	173,320
MSCI, Inc.	1,124	53,323
NewStar Financial, Inc. (b)	258	3,302
PHH Corp. (a)(b)	544	13,034
Pico Holdings, Inc. (b)	215	4,053
The NASDAQ OMX Group, Inc.	1,012	48,536
Voya Financial, Inc.	1,358	57,552

		3,837,102

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
8x8, Inc. (b)	680	6,229
AT&T, Inc. (a)	48,929	1,643,525
Atlantic Tele-Network, Inc.	80	5,407
CenturyLink, Inc.	5,650	223,627
Cincinnati Bell, Inc. (b)	1,948	6,214
Cogent Communications Holdings, Inc.	460	16,280
Consolidated Communications Holdings, Inc. (a)	376	10,464
Frontier Communications Corp. (a)	9,302	62,044
General Communication, Inc. (Class A) (b)	295	4,056
Globalstar, Inc. (a)(b)	2,540	6,985
Hawaiian Telcom Holdco, Inc. (a)(b)	80	2,206
IDT Corp. (Class B)	125	2,539
inContact, Inc. (a)(b)	510	4,483
Inteliquent, Inc.	295	5,791
Intelsat SA (a)(b)	215	3,732
Iridium Communications, Inc. (a)(b)	590	5,753
Level 3 Communications, Inc. (b)	2,766	136,585
Lumos Networks Corp. (a)	125	2,103
magicJack VocalTec, Ltd. (a)(b)	170	1,380
Premiere Global Services, Inc. (b)	420	4,460
Verizon Communications, Inc.	39,233	1,835,320
Vonage Holdings Corp. (b)	1,440	5,486
Windstream Holdings, Inc.	5,559	45,806

		4,040,475

ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	385	21,229
American Electric Power Co., Inc.	4,553	276,458
Cleco Corp.	545	29,724
Duke Energy Corp.	6,707	560,303
Edison International	3,026	198,143
El Paso Electric Co.	385	15,423
Entergy Corp.	1,652	144,517
Exelon Corp. (a)	8,016	297,233
FirstEnergy Corp. (a)	3,888	151,593
Great Plains Energy, Inc.	1,440	40,910
Hawaiian Electric Industries, Inc.	895	29,965
IDACORP, Inc. (a)	465	30,778
ITC Holdings Corp.	1,530	61,858
MGE Energy, Inc. (a)	793	36,169
NextEra Energy, Inc.	4,105	436,321
Northeast Utilities (a)	2,916	156,064
NRG Yield, Inc. (Class A) (a)	229	10,795
OGE Energy Corp.	1,814	64,361
Otter Tail Corp. (a)	340	10,526

See accompanying notes to financial statements.

124

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Pepco Holdings, Inc.	2,350	$63,286
Pinnacle West Capital Corp.	984	67,217
PNM Resources, Inc.	730	21,630
Portland General Electric Co. (a)	723	27,351
PPL Corp.	6,266	227,644
The Empire District Electric Co.	374	11,123
The Southern Co.	8,246	404,961
UIL Holdings Corp. (a)	647	28,170
Unitil Corp.	137	5,024
Westar Energy, Inc. (a)	1,318	54,354
Xcel Energy, Inc.	4,611	165,627

		3,648,757

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	374	52,386
AMETEK, Inc.	2,288	120,417
AZZ, Inc.	258	12,105
Capstone Turbine Corp. (a)(b)	2,837	2,097
Eaton Corp. PLC	4,419	300,315
Emerson Electric Co.	6,798	419,641
Encore Wire Corp.	215	8,026
EnerSys (a)	420	25,922
Franklin Electric Co., Inc. (a)	420	15,763
FuelCell Energy, Inc. (a)(b)	1,483	2,284
Generac Holdings, Inc. (a)(b)	635	29,693
General Cable Corp. (a)	449	6,690
Global Power Equipment Group, Inc.	170	2,348
GrafTech International, Ltd. (b)	1,099	5,561
Hubbell, Inc. (Class B)	547	58,436
Plug Power, Inc. (a)(b)	1,565	4,695
Polypore International, Inc. (a)(b)	420	19,761
Powell Industries, Inc.	80	3,926
Regal-Beloit Corp.	420	31,584
Rockwell Automation, Inc.	1,295	144,004
SolarCity Corp. (a)(b)	375	20,055
The Babcock & Wilcox Co.	1,055	31,966
Thermon Group Holdings, Inc. (b)	250	6,048

		1,323,723

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. (Class A)	2,996	161,215
Anixter International, Inc. (b)	250	22,115
Arrow Electronics, Inc. (b)	987	57,137
Avnet, Inc.	1,282	55,152
AVX Corp.	420	5,880
Badger Meter, Inc. (a)	125	7,419
Belden, Inc.	374	29,475
Benchmark Electronics, Inc. (b)	506	12,873
CDW Corp.	821	28,875
Checkpoint Systems, Inc. (b)	385	5,286
Cognex Corp. (b)	803	33,188
Coherent, Inc. (b)	258	15,666
Corning, Inc.	12,196	279,654
CTS Corp.	295	5,260
Daktronics, Inc.	340	4,253
Dolby Laboratories, Inc. (Class A)	433	18,671
DTS, Inc. (b)	170	5,227
Electro Rent Corp.	170	2,387
Electro Scientific Industries, Inc.	258	2,002
Fabrinet (b)	250	4,435
FARO Technologies, Inc. (a)(b)	170	10,656
FEI Co.	421	38,037
FLIR Systems, Inc.	1,355	43,780
GSI Group, Inc. (b)	250	3,680
II-VI, Inc. (b)	465	6,347
Ingram Micro, Inc. (Class A) (b)	1,395	38,558
Insight Enterprises, Inc. (b)	374	9,683
InvenSense, Inc. (a)(b)	555	9,024
IPG Photonics Corp. (a)(b)	295	22,101
Itron, Inc. (a)(b)	342	14,463
Jabil Circuit, Inc.	1,914	41,783
Kemet Corp. (a)(b)	420	1,764
Keysight Technologies, Inc. (b)	1,634	55,180
Knowles Corp. (a)(b)	815	19,193
Littelfuse, Inc.	215	20,784
Maxwell Technologies, Inc. (a)(b)	250	2,280
Mercury Computer Systems, Inc. (b)	295	4,106
Methode Electronics, Inc. (Class A)	340	12,413
Mettler-Toledo International, Inc. (b)	297	89,831
MTS Systems Corp.	125	9,379
National Instruments Corp.	919	28,572
Newport Corp. (b)	385	7,357
OSI Systems, Inc. (b)	215	15,216
Park Electrochemical Corp.	215	5,360
Plexus Corp. (b)	340	14,011
RealD, Inc. (b)	385	4,543
Rofin-Sinar Technologies, Inc. (b)	250	7,192
Rogers Corp. (b)	170	13,845
Sanmina Corp. (b)	784	18,448
Scansource, Inc. (b)	250	10,040
SYNNEX Corp. (a)	258	20,165
Tech Data Corp. (b)	367	23,205
Trimble Navigation, Ltd. (b)	2,405	63,829
TTM Technologies, Inc. (a)(b)	510	3,840
Universal Display Corp. (a)(b)	385	10,684
Vishay Intertechnology, Inc.	1,245	17,617
Vishay Precision Group, Inc. (b)	136	2,334
Zebra Technologies Corp. (Class A) (b)	494	38,241

		1,513,711

ENERGY EQUIPMENT & SERVICES — 1.3%
Atwood Oceanics, Inc. (a)(b)	555	15,745
Baker Hughes, Inc.	4,234	237,400
Basic Energy Services, Inc. (a)(b)	271	1,900
Bristow Group, Inc.	340	22,369
C&J Energy Services, Inc. (b)	420	5,548
Cameron International Corp. (b)	1,997	99,750
CARBO Ceramics, Inc. (a)	215	8,611
Dawson Geophysical Co.	90	1,101
Diamond Offshore Drilling, Inc. (a)	618	22,687
Dresser-Rand Group, Inc. (b)	722	59,060
Dril-Quip, Inc. (b)	585	44,887
Era Group, Inc. (b)	215	4,547
Exterran Holdings, Inc.	546	17,789
FMC Technologies, Inc. (b)	2,223	104,125
Forum Energy Technologies, Inc. (b)	545	11,298
Frank’s International NV	499	8,298
Geospace Technologies Corp. (a)(b)	125	3,312

See accompanying notes to financial statements.

125

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Gulf Island Fabrication, Inc.	125	$2,424
Gulfmark Offshore, Inc. (Class A) (a)	758	18,510
Halliburton Co.	7,933	312,005
Helix Energy Solutions Group, Inc. (b)	1,006	21,830
Helmerich & Payne, Inc. (a)	932	62,835
Hercules Offshore, Inc. (a)(b)	1,483	1,483
Hornbeck Offshore Services, Inc. (a)(b)	340	8,490
ION Geophysical Corp. (b)	1,276	3,509
Key Energy Services, Inc. (b)	1,395	2,330
Matrix Service Co. (b)	258	5,759
McDermott International, Inc. (a)(b)	5,438	15,825
Mitcham Industries, Inc. (b)	125	741
Nabors Industries, Ltd.	2,767	35,916
National Oilwell Varco, Inc.	4,051	265,462
Natural Gas Services Group, Inc. (b)	80	1,843
Newpark Resources, Inc. (a)(b)	805	7,680
North Atlantic Drilling, Ltd. (a)	1,270	2,070
Nuverra Environmental Solutions, Inc. (a)(b)	125	694
Oceaneering International, Inc.	1,017	59,810
Oil States International, Inc. (b)	510	24,939
Parker Drilling Co. (a)(b)	1,100	3,377
Patterson-UTI Energy, Inc.	1,351	22,413
PHI, Inc. (b)	125	4,675
Pioneer Energy Services Corp. (b)	545	3,019
RigNet, Inc. (a)(b)	80	3,282
Rowan Cos. PLC (Class A)	1,163	27,121
RPC, Inc. (a)	590	7,694
Schlumberger, Ltd.	12,295	1,050,116
SEACOR Holdings, Inc. (a)(b)	215	15,869
Seadrill, Ltd. (a)	3,300	39,402
Seventy Seven Energy, Inc. (a)(b)	383	2,072
Superior Energy Services, Inc.	1,485	29,923
Tesco Corp. (a)	250	3,205
Tetra Technologies, Inc. (b)	715	4,776
Tidewater, Inc. (a)	453	14,682
Unit Corp. (b)	465	15,856
US Silica Holdings, Inc. (a)	510	13,102
Vantage Drilling Co. (a)(b)	1,860	909
Willbros Group, Inc. (a)(b)	385	2,414

		2,786,489

FOOD & STAPLES RETAILING — 2.2%
Casey’s General Stores, Inc.	385	34,773
Costco Wholesale Corp.	4,122	584,294
CVS Health Corp.	11,078	1,066,922
Fairway Group Holdings Corp. (a)(b)	125	394
Ingles Markets, Inc. (Class A)	125	4,636
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	90	2,535
PriceSmart, Inc. (a)	170	15,507
Rite Aid Corp. (b)	9,102	68,447
Roundy’s, Inc. (a)(b)	258	1,249
Safeway, Inc.	2,256	79,231
SpartanNash Co.	300	7,842
Sprouts Farmers Market, Inc. (b)	899	30,548
SUPERVALU, Inc. (b)	1,875	18,188
Sysco Corp. (a)	5,510	218,692
The Andersons, Inc.	255	13,551
The Chefs’ Warehouse, Inc. (a)(b)	125	2,880
The Fresh Market, Inc. (a)(b)	385	15,862
The Kroger Co.	4,844	311,033
The Pantry, Inc. (b)	258	9,561
United Natural Foods, Inc. (b)	465	35,956
Village Super Market, Inc. (Class A)	90	2,463
Wal-Mart Stores, Inc.	15,098	1,296,616
Walgreens Boots Alliance, Inc.	8,959	682,676
Weis Markets, Inc.	80	3,826
Whole Foods Market, Inc.	3,460	174,453

		4,682,135

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	6,145	319,540
B&G Foods, Inc. (a)	510	15,249
Boulder Brands, Inc. (a)(b)	545	6,028
Bunge, Ltd.	1,385	125,910
Cal-Maine Foods, Inc. (a)	250	9,757
Calavo Growers, Inc.	80	3,784
Campbell Soup Co.	1,619	71,236
Chiquita Brands International, Inc. (b)	420	6,073
ConAgra Foods, Inc.	3,894	141,274
Darling Ingredients, Inc. (b)	1,457	26,459
Dean Foods Co. (a)	850	16,473
Diamond Foods, Inc. (a)(b)	215	6,069
Flowers Foods, Inc.	1,597	30,646
Fresh Del Monte Produce, Inc.	305	10,233
General Mills, Inc.	5,987	319,287
Hain Celestial Group, Inc. (b)	930	54,210
Hormel Foods Corp.	1,225	63,822
Ingredion, Inc.	715	60,661
J&J Snack Foods Corp.	125	13,596
Kellogg Co.	2,394	156,663
Keurig Green Mountain, Inc.	1,395	184,691
Kraft Foods Group, Inc.	5,529	346,447
Lancaster Colony Corp. (a)	170	15,919
Limoneira Co.	80	1,998
McCormick & Co., Inc. (a)	1,236	91,835
Mead Johnson Nutrition Co.	1,881	189,116
Mondelez International, Inc. (Class A)	15,765	572,664
Pilgrim’s Pride Corp. (a)(b)	545	17,871
Pinnacle Foods, Inc.	295	10,413
Post Holdings, Inc. (a)(b)	471	19,730
Sanderson Farms, Inc. (a)	198	16,637
Seaboard Corp. (b)	3	12,594
Seneca Foods Corp. (Class A) (a)(b)	90	2,433
Snyders-Lance, Inc.	420	12,831
The Hershey Co.	1,404	145,918
The J.M. Smucker Co.	981	99,061
Tootsie Roll Industries, Inc. (a)	184	5,640
TreeHouse Foods, Inc. (b)	337	28,824
Tyson Foods, Inc. (Class A)	2,624	105,196
WhiteWave Foods Co. (Class A) (b)	1,626	56,894

		3,393,682

GAS UTILITIES — 0.2%
AGL Resources, Inc.	1,100	59,961
Atmos Energy Corp.	1,018	56,743
Chesapeake Utilities Corp.	50	2,483
National Fuel Gas Co. (a)	723	50,270

See accompanying notes to financial statements.

126

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

New Jersey Resources Corp.	374	$22,889
Northwest Natural Gas Co. (a)	250	12,475
ONE Gas, Inc.	489	20,157
Piedmont Natural Gas Co., Inc.	723	28,494
Questar Corp.	1,656	41,864
South Jersey Industries, Inc.	295	17,384
Southwest Gas Corp.	420	25,960
The Laclede Group, Inc. (a)	295	15,694
UGI Corp.	2,182	82,872
WGL Holdings, Inc. (a)	465	25,398

		462,644

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc. (a)	215	12,218
Abbott Laboratories	14,006	630,550
ABIOMED, Inc. (b)	363	13,816
Accuray, Inc. (a)(b)	723	5,459
Alere, Inc. (b)	772	29,336
Align Technology, Inc. (a)(b)	680	38,019
Analogic Corp.	80	6,769
AngioDynamics, Inc. (b)	258	4,905
Anika Therapeutics, Inc. (a)(b)	80	3,259
Antares Pharma, Inc. (a)(b)	1,009	2,593
AtriCure, Inc. (b)	215	4,291
Baxter International, Inc.	5,141	376,784
Becton, Dickinson and Co.	1,794	249,653
Boston Scientific Corp. (b)	12,541	166,168
C.R. Bard, Inc.	729	121,466
Cantel Medical Corp.	295	12,762
Cardiovascular Systems, Inc. (a)(b)	215	6,467
CareFusion Corp. (b)	2,058	122,122
Cerus Corp. (a)(b)	635	3,962
CONMED Corp.	250	11,240
Covidien PLC	4,235	433,156
Cyberonics, Inc. (b)	250	13,920
Cynosure, Inc. (Class A) (a)(b)	170	4,661
DENTSPLY International, Inc.	1,319	70,263
DexCom, Inc. (b)	680	37,434
Edwards Lifesciences Corp. (b)	1,046	133,240
Endologix, Inc. (a)(b)	590	9,021
GenMark Diagnostics, Inc. (a)(b)	250	3,403
Globus Medical, Inc. (Class A) (a)(b)	510	12,123
Greatbatch, Inc. (b)	258	12,719
Haemonetics Corp. (b)	465	17,400
Halyard Health, Inc. (b)	458	20,825
HealthStream, Inc. (b)	215	6,338
HeartWare International, Inc. (a)(b)	170	12,483
Hill-Rom Holdings, Inc.	445	20,301
Hologic, Inc. (b)	2,530	67,652
ICU Medical, Inc. (b)	125	10,238
IDEXX Laboratories, Inc. (a)(b)	510	75,618
Insulet Corp. (b)	510	23,491
Integra LifeSciences Holdings Corp. (a)(b)	215	11,659
Intuitive Surgical, Inc. (b)	382	202,055
Invacare Corp.	295	4,944
Masimo Corp. (b)	441	11,616
Medtronic, Inc. (a)	9,629	695,214
Meridian Bioscience, Inc. (a)	374	6,156
Merit Medical Systems, Inc. (b)	374	6,481
Natus Medical, Inc. (b)	250	9,010
Neogen Corp. (b)	333	16,513
NuVasive, Inc. (b)	449	21,175
NxStage Medical, Inc. (b)	545	9,772
OraSure Technologies, Inc. (b)	510	5,171
Orthofix International NV (a)(b)	170	5,110
PhotoMedex, Inc. (a)(b)	125	191
Quidel Corp. (a)(b)	250	7,230
ResMed, Inc. (a)	1,314	73,663
RTI Surgical, Inc. (a)(b)	555	2,886
Sirona Dental Systems, Inc. (a)(b)	510	44,559
Spectranetics Corp. (a)(b)	385	13,313
St. Jude Medical, Inc.	2,655	172,655
Staar Surgical Co. (a)(b)	340	3,097
STERIS Corp.	555	35,992
Stryker Corp.	3,153	297,423
SurModics, Inc. (a)(b)	125	2,763
Symmetry Surgical, Inc. (b)	85	662
Teleflex, Inc.	385	44,206
The Cooper Cos., Inc.	514	83,314
Thoratec Corp. (b)	517	16,782
Tornier NV (b)	258	6,579
Unilife Corp. (a)(b)	850	2,848
Utah Medical Products, Inc.	45	2,702
Varian Medical Systems, Inc. (b)	981	84,866
Vascular Solutions, Inc. (a)(b)	173	4,699
Volcano Corp. (a)(b)	510	9,119
West Pharmaceutical Services, Inc. (a)	680	36,203
Wright Medical Group, Inc. (b)	385	10,345
Zimmer Holdings, Inc.	1,581	179,317

		4,946,415

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a)(b)	340	20,811
Aetna, Inc.	3,354	297,936
Air Methods Corp. (b)	385	16,952
Amedisys, Inc. (a)(b)	290	8,512
AmerisourceBergen Corp.	2,186	197,090
AMN Healthcare Services, Inc. (b)	420	8,232
AmSurg Corp. (b)	295	16,145
Anthem, Inc.	2,644	332,271
athenahealth, Inc. (a)(b)	325	47,352
Bio-Reference Laboratories, Inc. (a)(b)	258	8,290
BioScrip, Inc. (a)(b)	555	3,879
Brookdale Senior Living, Inc. (b)	1,520	55,738
Capital Senior Living Corp. (b)	250	6,228
Cardinal Health, Inc.	3,181	256,802
Catamaran Corp. (b)	1,905	98,584
Centene Corp. (b)	510	52,963
Chemed Corp. (a)	170	17,964
Cigna Corp	2,666	274,358
Community Health Systems, Inc. (b)	1,032	55,645
Corvel Corp. (b)	80	2,978
DaVita HealthCare Partners, Inc. (b)	1,688	127,849
Envision Healthcare Holdings, Inc. (b)	634	21,993
ExamWorks Group, Inc. (a)(b)	250	10,398
Express Scripts Holding Co. (b)	7,287	616,990
Five Star Quality Care, Inc. (b)	374	1,552
Gentiva Health Services, Inc. (b)	295	5,620

See accompanying notes to financial statements.

127

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Hanger, Inc. (a)(b)	340	$7,446
HCA Holdings, Inc. (b)	3,050	223,839
Health Net, Inc. (b)	771	41,272
HealthSouth Corp.	830	31,922
Healthways, Inc. (b)	247	4,910
Henry Schein, Inc. (b)	811	110,418
HMS Holdings Corp. (a)(b)	805	17,018
Humana, Inc.	1,485	213,291
IPC The Hospitalist Co. (a)(b)	170	7,801
Kindred Healthcare, Inc.	510	9,272
Laboratory Corp. of America Holdings (b)	886	95,599
Landauer, Inc. (a)	80	2,731
LHC Group, Inc. (a)(b)	80	2,494
LifePoint Hospitals, Inc. (b)	420	30,202
Magellan Health, Inc. (b)	250	15,008
McKesson Corp.	2,123	440,692
MEDNAX, Inc. (b)	930	61,482
Molina Healthcare, Inc. (b)	250	13,383
MWI Veterinary Supply, Inc. (a)(b)	125	21,239
National Healthcare Corp. (a)	80	5,027
Omnicare, Inc.	971	70,815
Owens & Minor, Inc. (a)	590	20,715
Patterson Cos., Inc. (a)	804	38,672
PharMerica Corp. (b)	250	5,178
Premier, Inc. (Class A) (b)	317	10,629
Quest Diagnostics, Inc. (a)	1,480	99,249
Select Medical Holdings Corp.	465	6,696
Team Health Holdings, Inc. (b)	635	36,532
Tenet Healthcare Corp. (a)(b)	932	47,224
The Ensign Group, Inc.	170	7,546
The Providence Service Corp. (b)	80	2,915
Triple-S Management Corp. (Class B) (b)	258	6,169
UnitedHealth Group, Inc.	9,134	923,356
Universal American Corp. (b)	385	3,573
Universal Health Services, Inc. (Class B)	850	94,571
US Physical Therapy, Inc.	80	3,357
VCA, Inc. (b)	804	39,211
WellCare Health Plans, Inc. (b)	431	35,368

		5,369,954

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	1,644	20,994
Cerner Corp. (b)	2,800	181,048
Computer Programs and Systems, Inc. (a)	80	4,860
IMS Health Holdings, Inc. (a)(b)	725	18,589
MedAssets, Inc. (b)	545	10,769
Medidata Solutions, Inc. (a)(b)	547	26,119
Merge Healthcare, Inc. (b)	590	2,101
Omnicell, Inc. (b)	340	11,261
Veeva Systems, Inc. (Class A) (a)(b)	385	10,168
Vocera Communications, Inc. (b)	215	2,240

		288,149

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	520	16,198
Belmond, Ltd. (Class A) (b)	885	10,947
Biglari Holdings, Inc. (b)	58	23,172
BJ’s Restaurants, Inc. (a)(b)	258	12,954
Bloomin’ Brands, Inc. (b)	510	12,628
Bob Evans Farms, Inc. (a)	251	12,846
Boyd Gaming Corp. (a)(b)	555	7,093
Bravo Brio Restaurant Group, Inc. (b)	170	2,365
Brinker International, Inc. (a)	694	40,731
Buffalo Wild Wings, Inc. (a)(b)	170	30,665
Caesars Entertainment Corp. (a)(b)	340	5,335
Carnival Corp.	3,863	175,110
Chipotle Mexican Grill, Inc. (b)	295	201,930
Choice Hotels International, Inc. (a)	250	14,005
Churchill Downs, Inc.	125	11,912
Chuy’s Holdings, Inc. (a)(b)	170	3,344
Cracker Barrel Old Country Store, Inc. (a)	211	29,700
Darden Restaurants, Inc. (a)	1,214	71,177
Del Frisco’s Restaurant Group, Inc. (b)	80	1,899
Denny’s Corp. (b)	894	9,217
Diamond Resorts International, Inc. (a)(b)	340	9,486
DineEquity, Inc.	170	17,619
Domino’s Pizza, Inc.	555	52,264
Dunkin’ Brands Group, Inc. (a)	1,020	43,503
Fiesta Restaurant Group, Inc. (a)(b)	215	13,072
Hilton Worldwide Holdings, Inc. (b)	1,438	37,517
Hyatt Hotels Corp. (Class A) (b)	674	40,581
International Game Technology	2,451	42,280
International Speedway Corp. (Class A)	250	7,912
Interval Leisure Group, Inc.	335	6,998
Jack in the Box, Inc.	374	29,905
Jamba, Inc. (a)(b)	170	2,565
Krispy Kreme Doughnuts, Inc. (a)(b)	590	11,647
La Quinta Holdings, Inc. (b)	375	8,272
Las Vegas Sands Corp.	3,657	212,691
Life Time Fitness, Inc. (a)(b)	374	21,176
Marcus Corp.	170	3,147
Marriott International, Inc. (Class A) (a)	2,195	171,276
Marriott Vacations Worldwide Corp.	248	18,486
McDonald’s Corp.	9,399	880,686
MGM Resorts International (b)	3,483	74,466
Morgans Hotel Group Co. (b)	258	2,023
Norwegian Cruise Line Holdings, Ltd. (b)	850	39,746
Panera Bread Co. (Class A) (a)(b)	272	47,546
Papa John’s International, Inc.	250	13,950
Penn National Gaming, Inc. (a)(b)	651	8,938
Pinnacle Entertainment, Inc. (a)(b)	555	12,349
Popeyes Louisiana Kitchen, Inc. (b)	258	14,518
Red Robin Gourmet Burgers, Inc. (b)	125	9,622
Restaurant Brands International, Inc. (b)	2,020	78,861
Royal Caribbean Cruises, Ltd.	1,546	127,437
Ruby Tuesday, Inc. (a)(b)	545	3,728
Ruth’s Hospitality Group, Inc.	340	5,100

See accompanying notes to financial statements.

128

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Scientific Games Corp. (Class A) (a)(b)	430	$5,474
SeaWorld Entertainment, Inc.	635	11,366
Six Flags Entertainment Corp. (a)	590	25,458
Sonic Corp. (a)	555	15,113
Speedway Motorsports, Inc.	80	1,750
Starbucks Corp.	7,077	580,668
Starwood Hotels & Resorts Worldwide, Inc.	1,841	149,250
Texas Roadhouse, Inc. (a)	545	18,399
The Cheesecake Factory, Inc. (a)	502	25,256
The Wendy’s Co. (a)	1,926	17,392
Vail Resorts, Inc. (a)	340	30,984
Wyndham Worldwide Corp.	1,289	110,545
Wynn Resorts, Ltd.	752	111,867
Yum! Brands, Inc.	4,187	305,023

		4,171,140

HOUSEHOLD DURABLES — 0.6%
Beazer Homes USA, Inc. (a)(b)	258	4,995
Cavco Industries, Inc. (b)	90	7,134
CSS Industries, Inc.	90	2,488
D.R. Horton, Inc.	2,656	67,170
Ethan Allen Interiors, Inc. (a)	258	7,990
Garmin, Ltd. (a)	1,150	60,754
GoPro, Inc. (Class A) (b)	200	12,644
Harman International Industries, Inc.	658	70,215
Helen of Troy, Ltd. (b)	295	19,193
Hovnanian Enterprises, Inc. (Class A) (a)(b)	1,055	4,357
iRobot Corp. (a)(b)	250	8,680
Jarden Corp. (b)	1,929	92,361
KB Home (a)	1,988	32,901
La-Z-Boy, Inc.	510	13,688
Leggett & Platt, Inc. (a)	1,324	56,416
Lennar Corp. (Class A) (a)	1,539	68,963
Libbey, Inc. (b)	215	6,760
M.D.C. Holdings, Inc. (a)	385	10,191
M/I Homes, Inc. (b)	258	5,924
Meritage Homes Corp. (b)	840	30,232
Mohawk Industries, Inc. (b)	583	90,575
NACCO Industries, Inc. (Class A)	73	4,333
Newell Rubbermaid, Inc.	2,694	102,614
NVR, Inc. (b)	39	49,738
Pulte Group, Inc.	3,587	76,977
Standard Pacific Corp. (a)(b)	1,350	9,841
Taylor Morrison Home Corp. (Class A) (a)(b)	295	5,573
Tempur Sealy International, Inc. (a)(b)	545	29,926
The Ryland Group, Inc. (a)	415	16,002
Toll Brothers, Inc. (b)	1,789	61,309
TRI Pointe Homes, Inc. (b)	1,195	18,224
Tupperware Brands Corp. (a)	510	32,130
Universal Electronics, Inc. (b)	125	8,129
Whirlpool Corp.	760	147,242
William Lyon Homes (Class A) (a)(b)	125	2,534

		1,238,203

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (Class A) (b)	374	3,572
Church & Dwight Co., Inc.	1,285	101,271
Colgate-Palmolive Co.	8,822	610,394
Energizer Holdings, Inc.	632	81,250
Harbinger Group, Inc. (b)	295	4,177
Kimberly-Clark Corp.	3,664	423,338
Spectrum Brands Holdings, Inc.	215	20,571
The Clorox Co.	1,225	127,657
The Procter & Gamble Co.	25,473	2,320,336
WD-40 Co. (a)	125	10,635

		3,703,201

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Atlantic Power Corp.	1,100	2,981
Calpine Corp. (b)	3,712	82,147
Dynegy, Inc. (b)	930	28,225
NRG Energy, Inc.	2,973	80,122
Ormat Technologies, Inc.	170	4,621
Pattern Energy Group, Inc.	385	9,494
The AES Corp.	6,743	92,851

		300,441

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	6,181	1,015,662
Carlisle Cos., Inc.	590	53,241
Danaher Corp.	5,687	487,433
General Electric Co.	94,558	2,389,481
Raven Industries, Inc. (a)	323	8,075
Roper Industries, Inc.	939	146,813

		4,100,705

INSURANCE — 3.1%
ACE, Ltd.	3,193	366,812
Aflac, Inc.	4,351	265,803
Alleghany Corp. (b)	170	78,795
Allied World Assurance Company Holdings, Ltd.	1,020	38,678
Ambac Financial Group, Inc. (a)(b)	420	10,290
American Equity Investment Life Holding Co.	590	17,222
American Financial Group, Inc.	715	43,415
American International Group, Inc.	13,505	756,415
American National Insurance Co.	90	10,283
AMERISAFE, Inc.	170	7,201
Amtrust Financial Services, Inc. (a)	274	15,413
Aon PLC	2,943	279,085
Arch Capital Group, Ltd. (b)	1,225	72,397
Argo Group International Holdings, Ltd.	250	13,868
Arthur J. Gallagher & Co.	1,513	71,232
Aspen Insurance Holdings, Ltd.	590	25,824
Assurant, Inc.	685	46,875
Assured Guaranty, Ltd.	1,815	47,172
Axis Capital Holdings, Ltd.	1,100	56,199
Baldwin & Lyons, Inc. (Class B)	80	2,062
Brown & Brown, Inc.	1,100	36,201
Cincinnati Financial Corp.	1,501	77,797

See accompanying notes to financial statements.

129

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Citizens, Inc. (a)(b)	374	$2,842
CNA Financial Corp.	258	9,987
CNO Financial Group, Inc.	2,075	35,731
eHealth, Inc. (b)	170	4,236
Employers Holdings, Inc.	295	6,935
Endurance Specialty Holdings, Ltd.	374	22,380
Enstar Group, Ltd. (b)	80	12,231
Erie Indemnity Co. (Class A)	258	23,419
Everest Re Group, Ltd.	489	83,277
FBL Financial Group, Inc. (Class A) (a)	90	5,223
First American Financial Corp. (a)	1,020	34,578
FNF Group	2,555	88,020
Genworth Financial, Inc. (Class A) (b)	4,588	38,998
Global Indemnity PLC (b)	80	2,270
Greenlight Capital Re, Ltd. (Class A) (b)	250	8,163
HCC Insurance Holdings, Inc.	930	49,774
HCI Group, Inc. (a)	80	3,459
Horace Mann Educators Corp.	385	12,774
Infinity Property & Casualty Corp.	80	6,181
Kemper Corp.	420	15,166
Lincoln National Corp.	2,518	145,213
Loews Corp.	3,030	127,321
Maiden Holdings, Ltd. (a)	465	5,947
Markel Corp. (b)	125	85,355
Marsh & McLennan Cos., Inc.	5,153	294,958
MBIA, Inc. (b)	1,340	12,784
Meadowbrook Insurance Group, Inc. (a)	465	3,934
Mercury General Corp.	258	14,621
MetLife, Inc.	8,724	471,881
Montpelier Re Holdings, Ltd. (a)	420	15,044
National Interstate Corp. (a)	90	2,682
National Western Life Insurance Co. (Class A)	45	12,116
Old Republic International Corp.	2,438	35,668
OneBeacon Insurance Group, Ltd. (Class A)	215	3,483
PartnerRe, Ltd.	543	61,973
Platinum Underwriters Holdings, Ltd.	295	21,659
Primerica, Inc. (a)	555	30,114
Principal Financial Group, Inc.	2,697	140,082
ProAssurance Corp.	576	26,006
Protective Life Corp.	711	49,521
Prudential Financial, Inc.	4,389	397,029
Reinsurance Group of America, Inc.	661	57,917
RenaissanceRe Holdings, Ltd.	379	36,846
RLI Corp. (a)	377	18,624
Safety Insurance Group, Inc.	125	8,001
Selective Insurance Group, Inc.	507	13,775
StanCorp Financial Group, Inc.	374	26,128
State Auto Financial Corp.	125	2,778
Stewart Information Services Corp.	204	7,556
Symetra Financial Corp.	760	17,518
The Allstate Corp.	4,361	306,360
The Chubb Corp.	2,289	236,843
The Hanover Insurance Group, Inc.	382	27,244
The Hartford Financial Services Group, Inc.	4,229	176,307
The Navigators Group, Inc. (b)	80	5,867
The Phoenix Cos., Inc. (b)	46	3,168
The Progressive Corp.	5,623	151,765
The Travelers Cos., Inc.	3,344	353,962
Third Point Reinsurance, Ltd. (b)	555	8,042
Torchmark Corp.	1,269	68,742
United Fire Group, Inc.	215	6,392
Universal Insurance Holdings, Inc.	250	5,113
Unum Group	2,482	86,572
Validus Holdings, Ltd.	980	40,729
W.R. Berkley Corp.	1,021	52,336
White Mountains Insurance Group, Ltd.	90	56,710
XL Group PLC	2,701	92,833

		6,630,202

INTERNET & CATALOG RETAIL — 1.1%
Amazon.com, Inc. (b)	3,547	1,100,811
Blue Nile, Inc. (a)(b)	80	2,881
EVINE Live, Inc. (b)	385	2,537
Expedia, Inc.	998	85,189
FTD Cos., Inc. (a)(b)	188	6,546
Groupon, Inc. (a)(b)	3,889	32,123
HSN, Inc.	344	26,144
Lands’ End, Inc. (a)(b)	145	7,824
Liberty Interactive Corp. (Class A) (b)	4,935	145,188
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	810	21,789
Liberty Ventures, (Series A) (b)	1,512	57,033
Netflix, Inc. (a)(b)	562	191,985
NutriSystem, Inc.	250	4,887
Orbitz Worldwide, Inc. (b)	258	2,123
Overstock.com, Inc. (b)	80	1,942
PetMed Express, Inc. (a)	215	3,090
RetailMeNot, Inc. (a)(b)	295	4,313
Shutterfly, Inc. (a)(b)	385	16,053
The Priceline Group, Inc. (b)	506	576,946
TripAdvisor, Inc. (b)	1,235	92,205

		2,381,609

INTERNET SOFTWARE & SERVICES — 3.2%
Actua Corp. (b)	385	7,111
Akamai Technologies, Inc. (b)	1,978	124,535
Angie’s List, Inc. (a)(b)	374	2,330
AOL, Inc. (b)	716	33,058
Bankrate, Inc. (a)(b)	420	5,221
Bazaarvoice, Inc. (a)(b)	420	3,377
Benefitfocus, Inc. (a)(b)	260	8,538
Blucora, Inc. (b)	385	5,332
Brightcove, Inc. (a)(b)	250	1,945
ChannelAdvisor Corp. (a)(b)	635	13,703
Cimpress NV (a)(b)	295	22,078
comScore, Inc. (b)	340	15,786
Constant Contact, Inc. (b)	295	10,827
Cornerstone OnDemand, Inc. (a)(b)	385	13,552
CoStar Group, Inc. (a)(b)	250	45,908
Dealertrack Technologies, Inc. (a)(b)	374	16,572
Demand Media, Inc. (b)	90	551

See accompanying notes to financial statements.

130

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Demandware, Inc. (a)(b)	208	$11,968
Dice Holdings, Inc. (b)	385	3,854
Digital River, Inc. (b)	340	8,408
E2open, Inc. (a)(b)	125	1,201
EarthLink Holdings Corp.	957	4,201
eBay, Inc. (b)	11,818	663,226
Envestnet, Inc. (b)	215	10,565
Equinix, Inc.	554	125,608
Facebook, Inc. (Class A) (b)	18,669	1,456,555
Gogo, Inc. (a)(b)	555	9,174
Google, Inc. (Class A) (b)	2,681	1,422,700
Google, Inc. (Class C) (b)	2,671	1,406,014
HomeAway, Inc. (b)	895	26,653
IAC/InterActiveCorp.	726	44,134
Internap Corp. (a)(b)	514	4,091
IntraLinks Holdings, Inc. (b)	385	4,582
j2 Global, Inc. (a)	420	26,040
Limelight Networks, Inc. (b)	4,195	11,620
LinkedIn Corp. (Class A) (b)	938	215,468
Liquidity Services, Inc. (a)(b)	258	2,108
LivePerson, Inc. (b)	510	7,191
LogMeIn, Inc. (a)(b)	258	12,730
Marketo, Inc. (a)(b)	385	12,597
Millennial Media, Inc. (a)(b)	340	544
Monster Worldwide, Inc. (a)(b)	1,084	5,008
NIC, Inc.	590	10,614
Pandora Media, Inc. (a)(b)	1,927	34,358
Perficient, Inc. (b)	295	5,496
QuinStreet, Inc. (a)(b)	295	1,791
Rackspace Hosting, Inc. (a)(b)	1,009	47,231
Rightside Group, Ltd. (b)	90	605
SciQuest, Inc. (a)(b)	215	3,107
Shutterstock, Inc. (a)(b)	90	6,219
SPS Commerce, Inc. (b)	125	7,079
Stamps.com, Inc. (b)	125	5,999
TechTarget, Inc. (b)	1,180	13,417
Textura Corp. (a)(b)	385	10,961
Travelzoo, Inc. (a)(b)	90	1,136
Tremor Video, Inc. (a)(b)	3,390	9,729
Trulia, Inc. (b)	257	11,830
Twitter, Inc. (b)	4,444	159,406
VeriSign, Inc. (a)(b)	1,302	74,214
Web.com Group, Inc. (a)(b)	374	7,102
WebMD Health Corp. (a)(b)	799	31,600
XO Group, Inc. (b)	258	4,698
Xoom Corp. (a)(b)	295	5,165
Yahoo!, Inc. (b)	9,363	472,925
Yelp, Inc. (a)(b)	468	25,614
Zillow, Inc. (Class A) (a)(b)	295	31,238
Zix Corp. (a)(b)	545	1,962

		6,810,160

IT SERVICES — 3.2%
Accenture PLC (Class A)	6,051	540,415
Acxiom Corp. (b)	723	14,655
Alliance Data Systems Corp. (b)	564	161,332
Amdocs, Ltd.	1,529	71,335
Automatic Data Processing, Inc.	4,542	378,667
Blackhawk Network Holdings, Inc. (a)(b)	476	18,469
Blackhawk Network Holdings, Inc. (Class B) (b)	1,098	41,384
Booz Allen Hamilton Holding Corp.	725	19,234
Broadridge Financial Solutions, Inc.	1,106	51,075
CACI International, Inc. (Class A) (b)	215	18,529
Cardtronics, Inc. (a)(b)	420	16,204
Cass Information Systems, Inc. (a)	80	4,260
CIBER, Inc. (b)	723	2,567
Cognizant Technology Solutions Corp. (Class A) (b)	5,595	294,633
Computer Sciences Corp.	1,411	88,964
Computer Task Group, Inc.	125	1,191
Convergys Corp.	975	19,861
CoreLogic, Inc. (b)	885	27,957
CSG Systems International, Inc.	295	7,396
DST Systems, Inc.	295	27,774
EPAM Systems, Inc. (b)	215	10,266
Euronet Worldwide, Inc. (a)(b)	465	25,528
EVERTEC, Inc.	590	13,057
ExlService Holdings, Inc. (b)	295	8,469
Fidelity National Information Services, Inc.	2,755	171,361
Fiserv, Inc. (b)	2,524	179,128
FleetCor Technologies, Inc. (b)	760	113,020
Forrester Research, Inc.	125	4,920
Gartner, Inc. (b)	894	75,284
Genpact, Ltd. (b)	1,565	29,625
Global Cash Access Holdings, Inc. (b)	590	4,218
Global Payments, Inc.	723	58,368
Heartland Payment Systems, Inc. (a)	340	18,343
Higher One Holdings, Inc. (a)(b)	295	1,242
iGate Corp. (b)	340	13,423
International Business Machines Corp.	8,920	1,431,125
Jack Henry & Associates, Inc.	796	49,463
Leidos Holdings, Inc.	652	28,375
ManTech International Corp. (Class A)	258	7,799
Mastercard, Inc. (Class A)	9,364	806,802
MAXIMUS, Inc.	635	34,823
MoneyGram International, Inc. (a)(b)	215	1,954
NeuStar, Inc. (Class A) (a)(b)	590	16,402
Paychex, Inc.	3,034	140,080
Sabre Corp. (a)	420	8,513
Sapient Corp. (b)	1,009	25,104
Science Applications International Corp.	387	19,168
ServiceSource International, Inc. (a)(b)	545	2,551
Sykes Enterprises, Inc. (b)	385	9,036
Syntel, Inc. (b)	250	11,245
TeleTech Holdings, Inc. (b)	215	5,091
Teradata Corp. (a)(b)	1,542	67,355
The Western Union Co. (a)	5,222	93,526
Total System Services, Inc.	1,511	51,314
Unisys Corp. (b)	412	12,146
Vantiv, Inc. (Class A) (b)	1,190	40,365
VeriFone Systems, Inc. (a)(b)	1,012	37,646
Virtusa Corp. (b)	215	8,959
Visa, Inc. (Class A)	4,763	1,248,859
WEX, Inc. (a)(b)	385	38,084

See accompanying notes to financial statements.

131

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Xerox Corp.	11,438	$158,531

		6,886,470

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc.	125	4,438
Black Diamond, Inc. (b)	215	1,881
Brunswick Corp.	861	44,135
Callaway Golf Co. (a)	680	5,236
Hasbro, Inc. (a)	1,074	59,059
JAKKS Pacific, Inc. (a)(b)	170	1,156
Leapfrog Enterprises, Inc. (a)(b)	590	2,785
Mattel, Inc. (a)	3,237	100,169
Nautilus, Inc. (b)	295	4,478
Polaris Industries, Inc. (a)	590	89,232
Smith & Wesson Holding Corp. (a)(b)	590	5,587
Sturm Ruger & Co, Inc. (a)	170	5,887

		324,043

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	640	6,317
Agilent Technologies, Inc.	3,268	133,792
Albany Molecular Research, Inc. (a)(b)	215	3,500
Bio-Rad Laboratories, Inc. (Class A) (b)	215	25,920
Bio-Techne Corp.	346	31,971
Bruker Corp. (a)(b)	1,009	19,797
Cambrex Corp. (b)	250	5,405
Charles River Laboratories International, Inc. (b)	471	29,975
Covance, Inc. (b)	494	51,297
Fluidigm Corp. (a)(b)	258	8,702
Illumina, Inc. (b)	1,408	259,889
Luminex Corp. (b)	340	6,378
PAREXEL International Corp. (a)(b)	555	30,836
PerkinElmer, Inc.	1,044	45,654
Qiagen NV (a)(b)	2,155	50,556
Quintiles Transnational Holdings, Inc. (b)	555	32,673
Sequenom, Inc. (a)(b)	822	3,041
Thermo Fisher Scientific, Inc.	3,746	469,336
Waters Corp. (b)	815	91,867

		1,306,906

MACHINERY — 2.0%
Accuride Corp. (b)	385	1,671
Actuant Corp. (Class A) (a)	680	18,523
AGCO Corp. (a)	920	41,584
Alamo Group, Inc.	90	4,360
Albany International Corp. (Class A)	250	9,497
Allison Transmission Holdings, Inc.	1,270	43,053
Altra Industrial Motion Corp.	250	7,097
American Railcar Industries, Inc.	80	4,120
Astec Industries, Inc. (a)	215	8,452
Barnes Group, Inc.	510	18,875
Blount International, Inc. (b)	465	8,170
Briggs & Stratton Corp. (a)	420	8,576
Caterpillar, Inc.	5,840	534,535
Chart Industries, Inc. (b)	344	11,765
CIRCOR International, Inc.	170	10,248
CLARCOR, Inc. (a)	482	32,120
Colfax Corp. (a)(b)	1,019	52,550
Columbus McKinnon Corp.	170	4,767
Commercial Vehicle Group, Inc. (b)	234	1,558
Crane Co.	448	26,298
Cummins, Inc.	1,825	263,110
Deere & Co. (a)	3,369	298,055
Donaldson Co., Inc. (a)	1,369	52,884
Douglas Dynamics, Inc.	215	4,607
Dover Corp.	1,630	116,904
Dynamic Materials Corp.	125	2,002
Energy Recovery, Inc. (a)(b)	374	1,971
EnPro Industries, Inc. (b)	515	32,321
ESCO Technologies, Inc.	258	9,520
Federal Signal Corp.	606	9,357
Flowserve Corp.	1,366	81,728
Freightcar America, Inc.	80	2,105
Graco, Inc.	594	47,627
Graham Corp.	80	2,302
Harsco Corp.	737	13,922
Hillenbrand, Inc.	510	17,595
Hurco Cos., Inc.	90	3,068
Hyster-Yale Materials Handling, Inc.	99	7,247
IDEX Corp.	795	61,883
Illinois Tool Works, Inc.	3,193	302,377
Ingersoll-Rand PLC	2,705	171,470
ITT Corp.	842	34,067
John Bean Technologies Corp.	281	9,234
Joy Global, Inc.	994	46,241
Kadant, Inc.	80	3,415
Kennametal, Inc.	715	25,590
L.B. Foster Co. (Class A)	80	3,886
Lincoln Electric Holdings, Inc.	784	54,167
Lindsay Corp. (a)	125	10,717
Lydall, Inc. (b)	170	5,579
Meritor, Inc. (b)	929	14,074
Mueller Industries, Inc.	554	18,914
Mueller Water Products, Inc. (Class A)	1,445	14,797
Navistar International Corp. (a)(b)	522	17,477
Nordson Corp. (a)	590	45,996
Oshkosh Corp.	843	41,012
PACCAR, Inc.	3,356	228,242
Pall Corp.	1,026	103,841
Parker-Hannifin Corp.	1,383	178,338
Pentair PLC	1,869	124,139
Proto Labs, Inc. (a)(b)	170	11,417
RBC Bearings, Inc. (a)	215	13,874
Rexnord Corp. (b)	725	20,452
Snap-On, Inc.	555	75,891
SPX Corp.	446	38,320
Standex International Corp.	125	9,657
Stanley Black & Decker, Inc.	1,530	147,002
Sun Hydraulics Corp.	215	8,467
Tennant Co.	170	12,269
Terex Corp.	1,018	28,382
The Exone Co. (a)(b)	90	1,512
The Gorman-Rupp Co. (a)	169	5,428
The Greenbrier Cos., Inc. (a)	258	13,862
The Manitowoc Co., Inc. (a)	1,219	26,940

See accompanying notes to financial statements.

132

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

The Middleby Corp. (b)	596	$59,064
The Toro Co.	555	35,415
Timken Co.	667	28,468
Titan International, Inc. (a)	510	5,421
TriMas Corp. (b)	513	16,052
Trinity Industries, Inc. (a)	1,485	41,595
Valmont Industries, Inc. (a)	253	32,131
Wabash National Corp. (a)(b)	635	7,849
WABCO Holdings, Inc. (b)	734	76,908
Wabtec Corp.	885	76,898
Watts Water Technologies, Inc. (Class A)	245	15,543
Woodward, Inc. (a)	635	31,261
Xylem, Inc.	1,727	65,747

		4,235,425

MARINE — 0.0% (e)
Kirby Corp. (b)	555	44,811
Matson, Inc.	374	12,910
Navios Maritime Holdings, Inc.	715	2,939
Scorpio Bulkers, Inc. (b)	1,614	3,179

		63,839

MEDIA — 3.5%
AMC Networks, Inc. (Class A) (a)(b)	551	35,137
Cablevision Systems Corp. (Class A) (a)	1,806	37,276
Carmike Cinemas, Inc. (b)	170	4,466
CBS Corp. (Class B)	5,212	288,432
Central European Media Enterprises, Ltd. (Class A) (a)(b)	723	2,321
Charter Communications, Inc. (Class A) (b)	719	119,800
Cinemark Holdings, Inc.	1,055	37,537
Clear Channel Outdoor Holdings, Inc. (Class A)	374	3,961
Comcast Corp. (Class A)	24,456	1,418,692
Cumulus Media, Inc. (Class A) (b)	723	3,058
Dex Media, Inc. (a)(b)	170	1,525
DIRECTV (b)	4,616	400,207
Discovery Communications, Inc. (Series A) (b)	2,298	79,166
Discovery Communications, Inc. (Series C) (b)	2,298	77,489
DISH Network Corp. (Class A) (b)	1,941	141,479
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	723	16,145
Entercom Communications Corp. (Class A) (a)(b)	258	3,137
Entravision Communications Corp. (Class A) (a)	510	3,305
Gannett Co., Inc.	2,135	68,170
Global Eagle Entertainment, Inc. (a)(b)	1,100	14,971
Gray Television, Inc. (b)	465	5,208
Harte-Hanks, Inc.	374	2,895
John Wiley & Sons, Inc. (Class A)	420	24,881
Journal Communications, Inc. (Class A) (b)	415	4,743
Liberty Broadband Corp. (Class A) (b)	235	11,771
Liberty Broadband Corp. (Class C) (b)	457	22,768
Liberty Media Corp. (Class A) (b)	941	33,189
Liberty Media Corp. (Class C) (b)	1,827	64,000
Lions Gate Entertainment Corp. (a)	760	24,335
Live Nation Entertainment, Inc. (b)	1,290	33,682
Loral Space & Communications, Inc. (b)	125	9,839
MDC Partners, Inc. (Class A)	334	7,588
Media General, Inc. (a)(b)	170	2,844
Meredith Corp. (a)	340	18,469
Morningstar, Inc.	215	13,913
National CineMedia, Inc. (a)	555	7,975
News Corp. (Class A) (b)	4,626	72,582
Nexstar Broadcasting Group, Inc. (Class A) (a)	250	12,947
Omnicom Group, Inc. (a)	2,519	195,147
Regal Entertainment Group (Class A) (a)	760	16,234
Rentrak Corp. (a)(b)	80	5,826
Scholastic Corp. (a)	258	9,396
Scripps Networks Interactive, Inc. (Class A) (a)	1,029	77,453
Sinclair Broadcast Group, Inc. (Class A) (a)	635	17,374
Sirius XM Holdings, Inc. (b)	28,759	100,656
Starz (Class A) (a)(b)	1,112	33,026
The E.W. Scripps Co. (Class A) (a)(b)	295	6,593
The Interpublic Group of Cos., Inc.	3,999	83,059
The Madison Square Garden Co. (Class A) (b)	551	41,468
The New York Times Co. (Class A) (a)	1,144	15,124
The Walt Disney Co.	16,347	1,539,724
Thomson Reuters Corp.	3,470	139,980
Time Warner Cable, Inc.	2,599	395,204
Time Warner, Inc.	8,264	705,911
Time, Inc. (a)	1,060	26,087
Twenty-First Century Fox, Inc. (Class A)	17,716	680,383
Viacom, Inc. (Class B)	4,179	314,470
World Wrestling Entertainment, Inc. (Class A) (a)	250	3,085

		7,536,103

METALS & MINING — 0.5%
A.M. Castle & Co. (a)(b)	170	1,357
AK Steel Holding Corp. (a)(b)	1,229	7,300
Alcoa, Inc.	11,332	178,932
Allegheny Technologies, Inc. (a)	981	34,109
Allied Nevada Gold Corp. (a)(b)	965	840
Carpenter Technology Corp. (a)	420	20,685
Century Aluminum Co. (b)	460	11,224
Cliffs Natural Resources, Inc. (a)	1,446	10,325
Coeur Mines, Inc. (b)	966	4,936
Commercial Metals Co.	1,101	17,935
Compass Minerals International, Inc.	295	25,615
Freeport-McMoRan, Inc.	9,669	225,868
Globe Specialty Metals, Inc.	590	10,166
Gold Resource Corp. (a)	295	997

See accompanying notes to financial statements.

133

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Haynes International, Inc.	80	$3,880
Hecla Mining Co. (a)	3,084	8,604
Horsehead Holding Corp. (a)(b)	374	5,920
Kaiser Aluminum Corp. (a)	170	12,143
Materion Corp.	215	7,575
Molycorp, Inc. (a)(b)	1,130	995
Newmont Mining Corp.	4,583	86,619
Nucor Corp.	2,970	145,679
Olympic Steel, Inc. (a)	80	1,422
Reliance Steel & Aluminum Co.	730	44,727
Royal Gold, Inc. (a)	594	37,244
RTI International Metals, Inc. (b)	295	7,452
Schnitzer Steel Industries, Inc. (Class A) (a)	265	5,978
Southern Copper Corp. (a)	1,483	41,821
Steel Dynamics, Inc.	2,064	40,743
Stillwater Mining Co. (a)(b)	1,100	16,214
SunCoke Energy, Inc.	645	12,474
Tahoe Resources, Inc. (a)	805	11,165
TimkenSteel Corp.	411	15,219
United States Steel Corp. (a)	1,337	35,751
Universal Stainless & Alloy Products, Inc. (a)(b)	90	2,264
Walter Energy, Inc. (a)	586	809
Worthington Industries, Inc. (a)	474	14,263

		1,109,250

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	1,015	67,416
Ameren Corp.	2,271	104,761
Avista Corp. (a)	545	19,266
Black Hills Corp.	374	19,837
CenterPoint Energy, Inc.	3,978	93,204
CMS Energy Corp.	2,499	86,840
Consolidated Edison, Inc.	2,764	182,452
Dominion Resources, Inc.	5,489	422,104
DTE Energy Co.	1,652	142,683
Integrys Energy Group, Inc.	715	55,663
MDU Resources Group, Inc.	1,780	41,830
NiSource, Inc.	2,914	123,612
NorthWestern Corp.	385	21,783
PG&E Corp.	4,337	230,902
Public Service Enterprise Group, Inc.	4,716	195,290
SCANA Corp. (a)	1,315	79,426
Sempra Energy	2,486	276,841
TECO Energy, Inc. (a)	2,040	41,800
Vectren Corp.	760	35,135
Wisconsin Energy Corp.	2,119	111,756

		2,352,601

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	531	21,251
Burlington Stores, Inc. (b)	250	11,815
Dillard’s, Inc. (Class A)	233	29,167
Dollar General Corp. (b)	3,048	215,494
Dollar Tree, Inc. (b)	2,073	145,898
Family Dollar Stores, Inc.	888	70,338
Fred’s, Inc. (Class A) (a)	340	5,919
J.C. Penney Co., Inc. (a)(b)	2,800	18,144
Kohl’s Corp. (a)	2,111	128,855
Macy’s, Inc.	3,554	233,676
Nordstrom, Inc.	1,347	106,938
Sears Holdings Corp. (a)(b)	395	13,027
Target Corp.	6,034	458,041
The Bon-Ton Stores, Inc. (a)	125	926
Tuesday Morning Corp. (a)(b)	374	8,116

		1,467,605

OIL, GAS & CONSUMABLE FUELS — 6.1%
Abraxas Petroleum Corp. (a)(b)	775	2,278
Adams Resources & Energy, Inc.	32	1,598
Alon USA Energy, Inc. (a)	215	2,724
Alpha Natural Resources, Inc. (a)(b)	2,083	3,479
Anadarko Petroleum Corp.	4,743	391,297
Antero Resources Corp. (a)(b)	534	21,670
Apache Corp.	3,670	229,999
Approach Resources, Inc. (a)(b)	322	2,058
Arch Coal, Inc. (a)	1,979	3,523
Bill Barrett Corp. (a)(b)	465	5,296
Bonanza Creek Energy, Inc. (b)	250	6,000
BPZ Resources, Inc. (a)(b)	1,126	325
Cabot Oil & Gas Corp.	3,908	115,716
California Resources Corp. (b)	2,994	16,497
Carrizo Oil & Gas, Inc. (a)(b)	561	23,338
Cheniere Energy, Inc. (b)	2,245	158,048
Chesapeake Energy Corp. (a)	5,384	105,365
Chevron Corp.	17,905	2,008,583
Cimarex Energy Co.	789	83,634
Clayton Williams Energy, Inc. (a)(b)	74	4,721
Clean Energy Fuels Corp. (a)(b)	635	3,172
Cloud Peak Energy, Inc. (a)(b)	545	5,003
Cobalt International Energy, Inc. (b)	3,253	28,919
Comstock Resources, Inc. (a)	420	2,860
Concho Resources, Inc. (b)	1,054	105,136
ConocoPhillips	11,485	793,154
CONSOL Energy, Inc.	2,123	71,779
Contango Oil & Gas Co. (a)(b)	113	3,304
Continental Resources, Inc. (a)(b)	747	28,655
CVR Energy, Inc. (a)	125	4,839
Delek US Holdings, Inc.	545	14,868
Denbury Resources, Inc. (a)	3,447	28,024
Devon Energy Corp.	3,906	239,086
Diamondback Energy, Inc. (b)	385	23,015
Emerald Oil, Inc. (a)(b)	340	408
Energen Corp.	680	43,357
Energy XXI, Ltd. (a)	2,287	7,456
EOG Resources, Inc.	5,118	471,214
EP Energy Corp. (Class A) (a)(b)	566	5,909
EQT Corp.	1,395	105,601
EXCO Resources, Inc. (a)	1,608	3,489
Exxon Mobil Corp.	40,479	3,742,284
GasLog, Ltd. (a)	258	5,250
Golar LNG, Ltd. (a)	374	13,640
Goodrich Petroleum Corp. (a)(b)	241	1,070
Green Plains, Inc. (a)	258	6,393
Gulfport Energy Corp. (b)	844	35,229
Halcon Resources Corp. (a)(b)	1,948	3,467
Hess Corp.	2,786	205,662
HollyFrontier Corp.	1,912	71,662
Kinder Morgan, Inc. (a)	6,170	261,053

See accompanying notes to financial statements.

134

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Kosmos Energy, Ltd. (b)	930	$7,803
Laredo Petroleum, Inc. (a)(b)	715	7,400
Magnum Hunter Resources Corp. (a)(b)	1,610	5,055
Marathon Oil Corp.	6,589	186,403
Marathon Petroleum Corp.	2,325	209,854
Matador Resources Co. (a)(b)	465	9,407
Murphy Oil Corp. (a)	1,782	90,027
Newfield Exploration Co. (b)	1,272	34,497
Noble Energy, Inc.	3,409	161,689
Nordic American Tanker Shipping, Ltd. (a)	590	5,941
Northern Oil and Gas, Inc. (a)(b)	590	3,333
Oasis Petroleum, Inc. (a)(b)	1,016	16,805
Occidental Petroleum Corp.	7,485	603,366
ONEOK, Inc.	1,905	94,850
Panhandle Oil & Gas, Inc. (Class A) (a)	134	3,119
Parsley Energy, Inc. (Class A) (a)(b)	465	7,421
PBF Energy, Inc.	633	16,863
PDC Energy, Inc. (b)	385	15,889
Peabody Energy Corp. (a)	2,549	19,729
Penn Virginia Corp. (a)(b)	510	3,407
PetroQuest Energy, Inc. (b)	555	2,076
Phillips 66	5,480	392,916
Pioneer Natural Resources Co.	1,397	207,943
QEP Resources, Inc.	1,648	33,323
Quicksilver Resources, Inc. (a)(b)	477	95
Range Resources Corp.	1,537	82,153
Renewable Energy Group, Inc. (a)(b)	215	2,088
Resolute Energy Corp. (a)(b)	635	838
REX American Resources Corp. (a)(b)	90	5,577
Rex Energy Corp. (a)(b)	417	2,127
Rice Energy, Inc. (a)(b)	612	12,834
Rosetta Resources, Inc. (a)(b)	545	12,159
RSP Permian, Inc. (a)(b)	398	10,006
Sanchez Energy Corp. (a)(b)	526	4,886
SandRidge Energy, Inc. (a)(b)	4,617	8,403
Scorpio Tankers, Inc. (a)	2,109	18,327
SemGroup Corp.(Class A)	374	25,578
Ship Finance International, Ltd. (a)	465	6,566
SM Energy Co.	602	23,225
Solazyme, Inc. (a)(b)	420	1,084
Southwestern Energy Co. (b)	3,291	89,811
Spectra Energy Corp.	6,226	226,004
Stone Energy Corp. (a)(b)	465	7,849
Swift Energy Co. (a)(b)	374	1,515
Synergy Resources Corp. (a)(b)	385	4,828
Targa Resources Corp.	385	40,829
Teekay Corp. (a)	385	19,593
Tesoro Corp.	1,283	95,391
The Williams Cos., Inc.	7,068	317,636
Triangle Petroleum Corp. (a)(b)	1,101	5,263
Ultra Petroleum Corp. (a)(b)	1,436	18,898
VAALCO Energy, Inc. (b)	555	2,531
Valero Energy Corp.	5,095	252,202
W&T Offshore, Inc. (a)	340	2,496
Warren Resources, Inc. (a)(b)	680	1,095
Western Refining, Inc. (a)	510	19,268
Whiting Petroleum Corp. (b)	1,533	50,589
World Fuel Services Corp. (a)	680	31,912
WPX Energy, Inc. (b)	1,870	21,748

		13,085,627

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (b)	125	4,644
Clearwater Paper Corp. (b)	215	14,738
Deltic Timber Corp.	80	5,472
Domtar Corp.	616	24,776
International Paper Co.	4,134	221,500
KapStone Paper and Packaging Corp.	717	21,015
Louisiana-Pacific Corp. (a)(b)	1,334	22,091
Neenah Paper, Inc.	125	7,534
P.H. Glatfelter Co.	374	9,563
Resolute Forest Products, Inc. (b)	635	11,182
Schweitzer-Mauduit International, Inc.	295	12,479
Wausau Paper Corp. (a)	465	5,287
Weyerhaeuser Co.	5,125	183,936

		544,217

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	4,053	38,058
Coty, Inc. (Class A) (a)(b)	810	16,734
Elizabeth Arden, Inc. (a)(b)	258	5,519
Herbalife, Ltd. (a)	801	30,198
Inter Parfums, Inc.	170	4,666
Medifast, Inc. (a)(b)	125	4,194
Nu Skin Enterprises, Inc. (Class A) (a)	555	24,253
Revlon, Inc. (Class A) (b)	80	2,733
The Estee Lauder Cos., Inc. (Class A)	2,160	164,592
The Female Health Co. (a)	215	843
USANA Health Sciences, Inc. (a)(b)	90	9,233

		301,023

PHARMACEUTICALS — 5.2%
AbbVie, Inc.	14,890	974,402
AcelRx Pharmaceuticals, Inc. (a)(b)	215	1,447
Actavis PLC (b)	2,371	610,319
Akorn, Inc. (a)(b)	555	20,091
Allergan, Inc.	2,784	591,850
Auxilium Pharmaceuticals, Inc. (a)(b)	471	16,195
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	1,359	23,035
Bristol-Myers Squibb Co.	15,436	911,187
Catalent, Inc. (b)	500	13,940
DepoMed, Inc. (b)	555	8,941
Eli Lilly & Co.	9,338	644,229
Endo International PLC (b)	1,285	92,674
Endocyte, Inc. (a)(b)	250	1,572
Horizon Pharma PLC (a)(b)	872	11,240
Hospira, Inc. (b)	1,544	94,570
Impax Laboratories, Inc. (a)(b)	635	20,117
Jazz Pharmaceuticals PLC (a)(b)	559	91,525
Johnson & Johnson	26,632	2,784,908
Lannett Co., Inc. (a)(b)	170	7,290
Mallinckrodt PLC (b)	1,096	108,537
Merck & Co., Inc.	27,606	1,567,745

See accompanying notes to financial statements.

135

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Mylan, Inc. (b)	3,541	$199,606
Nektar Therapeutics (a)(b)	1,081	16,755
Pacira Pharmaceuticals, Inc. (a)(b)	250	22,165
Perrigo Co. PLC	1,265	211,457
Pfizer, Inc.	60,133	1,873,143
Prestige Brands Holdings, Inc. (a)(b)	465	16,145
Repros Therapeutics, Inc. (b)	170	1,695
Sagent Pharmaceuticals, Inc. (a)(b)	170	4,269
Salix Pharmaceuticals, Ltd. (b)	545	62,642
Sciclone Pharmaceuticals, Inc. (b)	510	4,468
The Medicines Co. (b)	731	20,227
TherapeuticsMD, Inc. (a)(b)	715	3,182
Theravance Biopharma, Inc. (a)(b)	251	3,745
Theravance, Inc. (a)	856	12,112
VIVUS, Inc. (a)(b)	944	2,719
XenoPort, Inc. (a)(b)	374	3,280
Zoetis, Inc.	4,630	199,229

		11,252,653

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	465	7,877
Barrett Business Services, Inc. (a)	90	2,466
CBIZ, Inc. (a)(b)	385	3,296
CDI Corp.	125	2,214
CRA International, Inc. (b)	80	2,426
Dun & Bradstreet Corp.	380	45,965
Equifax, Inc.	1,128	91,221
Exponent, Inc.	125	10,312
FTI Consulting, Inc. (b)	385	14,873
GP Strategies Corp. (b)	5	170
Heidrick & Struggles International, Inc.	170	3,918
Huron Consulting Group, Inc. (b)	215	14,704
ICF International, Inc. (b)	170	6,967
IHS, Inc. (Class A) (b)	645	73,453
Insperity, Inc.	215	7,286
Kelly Services, Inc. (Class A) (a)	250	4,255
Kforce, Inc. (a)	250	6,032
Korn/Ferry International (b)	465	13,373
ManpowerGroup, Inc.	694	47,310
Mistras Group, Inc. (b)	125	2,291
Navigant Consulting, Inc. (b)	465	7,147
Nielsen NV	2,620	117,193
On Assignment, Inc. (b)	420	13,940
Pendrell Corp. (b)	1,529	2,110
Resources Connection, Inc.	385	6,333
Robert Half International, Inc.	1,336	77,996
RPX Corp. (b)	295	4,065
The Advisory Board Co. (a)(b)	340	16,653
The Corporate Executive Board Co.	295	21,396
Towers Watson & Co. (Class A)	590	66,770
TrueBlue, Inc. (b)	385	8,566
Verisk Analytics, Inc. (Class A) (a)(b)	1,520	97,356
VSE Corp.	45	2,966
WageWorks, Inc. (b)	258	16,659

		819,559

REAL ESTATE INVESTMENT TRUSTS — 3.6%
Acadia Realty Trust	510	16,335
AG Mortgage Investment Trust, Inc. (a)	250	4,643
Agree Realty Corp.	137	4,259
Alexander’s, Inc.	45	19,673
Alexandria Real Estate Equities, Inc.	680	60,343
Altisource Residential Corp.	569	11,039
American Assets Trust, Inc.	314	12,500
American Campus Communities, Inc.	990	40,946
American Capital Agency Corp.	3,600	78,588
American Capital Mortgage Investment Corp. (a)	555	10,456
American Homes 4 Rent (Class A)	1,294	22,037
American Realty Capital Healthcare Trust, Inc.	1,565	18,623
American Realty Capital Properties, Inc. (a)	8,479	76,735
American Residential Properties, Inc. (a)(b)	125	2,196
American Tower Corp.	3,759	371,577
AmREIT, Inc.	170	4,512
Annaly Capital Management, Inc.	8,850	95,668
Anworth Mortgage Asset Corp.	1,359	7,135
Apartment Investment & Management Co. (Class A)	1,354	50,301
Apollo Commercial Real Estate Finance, Inc. (a)	341	5,579
Apollo Residential Mortgage, Inc.	295	4,652
Armada Hoffler Properties, Inc.	170	1,613
ARMOUR Residential REIT, Inc. (a)	3,470	12,770
Ashford Hospitality Prime, Inc.	76	1,304
Ashford Hospitality Trust, Inc.	487	5,104
Associated Estates Realty Corp.	465	10,793
AvalonBay Communities, Inc.	1,211	197,865
Aviv REIT, Inc.	80	2,758
BioMed Realty Trust, Inc.	1,767	38,061
Boston Properties, Inc.	1,419	182,611
Brandywine Realty Trust	1,483	23,698
Brixmor Property Group, Inc.	705	17,512
Camden Property Trust	804	59,367
Campus Crest Communities, Inc. (a)	590	4,313
Capstead Mortgage Corp. (a)	885	10,868
CareTrust REIT, Inc.	229	2,824
CBL & Associates Properties, Inc.	1,488	28,897
Cedar Realty Trust, Inc.	687	5,043
Chambers Street Properties	2,279	18,369
Chatham Lodging Trust (a)	170	4,925
Chesapeake Lodging Trust	465	17,303
Chimera Investment Corp.	9,613	30,569
Colony Financial, Inc.	942	22,438
Columbia Property Trust, Inc.	1,190	30,166
Coresite Realty Corp.	230	8,981
Corporate Office Properties Trust	811	23,008
Corrections Corp. of America (a)	1,055	38,339
Cousins Properties, Inc.	1,975	22,554
Crown Castle International Corp.	3,187	250,817
CubeSmart	1,225	27,036
CyrusOne, Inc.	170	4,683
CYS Investments, Inc. (a)	1,653	14,414
DCT Industrial Trust, Inc.	676	24,106

See accompanying notes to financial statements.

136

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

DDR Corp.	3,019	$55,429
DiamondRock Hospitality Co.	1,814	26,974
Digital Realty Trust, Inc.	1,204	79,825
Douglas Emmett, Inc.	1,359	38,596
Duke Realty Corp.	3,002	60,640
DuPont Fabros Technology, Inc. (a)	545	18,116
Dynex Capital, Inc. (a)	510	4,208
EastGroup Properties, Inc.	250	15,830
Education Realty Trust, Inc.	351	12,843
Empire State Realty Trust, Inc. (Class A) (a)	1,094	19,233
EPR Properties	555	31,985
Equity Commonwealth	1,100	28,237
Equity Lifestyle Properties, Inc.	805	41,498
Equity One, Inc.	545	13,821
Equity Residential	3,373	242,316
Essex Property Trust, Inc.	583	120,448
Excel Trust, Inc.	420	5,624
Extra Space Storage, Inc.	1,036	60,751
Federal Realty Investment Trust	590	78,741
FelCor Lodging Trust, Inc.	1,188	12,854
First Industrial Realty Trust, Inc.	1,020	20,971
First Potomac Realty Trust	555	6,860
Franklin Street Properties Corp.	850	10,429
Gaming and Leisure Properties, Inc.	968	28,401
General Growth Properties, Inc.	5,543	155,925
Getty Realty Corp.	258	4,698
Gladstone Commercial Corp.	80	1,374
Glimcher Realty Trust	1,359	18,673
Government Properties Income Trust (a)	510	11,735
Gramercy Property Trust, Inc. (a)	545	3,761
Hatteras Financial Corp.	930	17,140
HCP, Inc.	4,216	185,630
Health Care REIT, Inc.	3,054	231,096
Healthcare Realty Trust, Inc.	1,073	29,314
Healthcare Trust of America, Inc. (Class A)	1,099	29,607
Hersha Hospitality Trust	1,860	13,076
Highwoods Properties, Inc.	989	43,793
Home Properties, Inc.	590	38,704
Hospitality Properties Trust	1,552	48,112
Host Hotels & Resorts, Inc.	6,943	165,035
Hudson Pacific Properties, Inc.	374	11,242
Inland Real Estate Corp.	805	8,815
Invesco Mortgage Capital, Inc. (a)	1,270	19,634
Investors Real Estate Trust	929	7,590
Iron Mountain, Inc. (a)	1,682	65,026
iStar Financial, Inc. (a)(b)	812	11,084
Kilroy Realty Corp.	858	59,262
Kimco Realty Corp.	3,798	95,482
Kite Realty Group Trust	469	13,479
Lamar Advertising Co. (Class A)	729	39,104
LaSalle Hotel Properties	1,106	44,760
Lexington Realty Trust (a)	1,933	21,224
Liberty Property Trust	1,330	50,048
LTC Properties, Inc. (a)	340	14,678
Mack-Cali Realty Corp.	850	16,201
Medical Properties Trust, Inc. (a)	1,961	27,023
MFA Financial, Inc.	3,389	27,078
Mid-America Apartment Communities, Inc.	724	54,068
Monmouth Real Estate Investment Corp.(Class A)	415	4,594
National Health Investors, Inc.	342	23,926
National Retail Properties, Inc.	1,091	42,953
New Residential Investment Corp.	1,185	15,132
New York Mortgage Trust, Inc. (a)	590	4,549
New York REIT, Inc. (a)	1,655	17,526
NorthStar Realty Finance Corp.	1,688	29,675
OMEGA Healthcare Investors, Inc.	1,284	50,166
One Liberty Properties, Inc.	80	1,894
Outfront Media, Inc.	1,421	38,140
Parkway Properties, Inc.	819	15,061
Pebblebrook Hotel Trust	545	24,868
Pennsylvania Real Estate Investment Trust	645	15,132
PennyMac Mortgage Investment Trust	818	17,252
Piedmont Office Realty Trust, Inc. (Class A)	1,565	29,485
Plum Creek Timber Co., Inc.	1,639	70,133
Post Properties, Inc.	496	29,150
Potlatch Corp.	385	16,120
ProLogis, Inc.	4,671	200,993
PS Business Parks, Inc.	170	13,522
Public Storage	1,358	251,026
RAIT Financial Trust (a)	680	5,216
Ramco-Gershenson Properties Trust	545	10,213
Rayonier, Inc. (a)	1,188	33,193
Realty Income Corp. (a)	2,064	98,473
Redwood Trust, Inc.	760	14,972
Regency Centers Corp.	860	54,851
Resource Capital Corp. (a)	1,188	5,988
Retail Opportunity Investments Corp. (a)	618	10,376
Retail Properties of America, Inc. (Class A)	2,200	36,718
RLJ Lodging Trust	1,148	38,492
Rouse Properties, Inc. (a)	215	3,982
Ryman Hospitality Properties (a)	416	21,940
Sabra Healthcare REIT, Inc.	340	10,326
Saul Centers, Inc.	90	5,147
Select Income REIT	170	4,150
Senior Housing Properties Trust	2,094	46,298
Silver Bay Realty Trust Corp. (a)	125	2,070
Simon Property Group, Inc.	2,905	529,030
SL Green Realty Corp.	887	105,571
Sovran Self Storage, Inc.	295	25,730
Spirit Realty Capital, Inc.	4,075	48,452
STAG Industrial, Inc.	374	9,163
Starwood Property Trust, Inc. (a)	2,019	46,922
Starwood Waypoint Residential Trust (a)	382	10,073
Strategic Hotels & Resorts, Inc. (b)	2,291	30,310
Summit Hotel Properties, Inc.	590	7,340
Sun Communities, Inc.	340	20,556
Sunstone Hotel Investors, Inc.	2,080	34,341
Tanger Factory Outlet Centers, Inc.	843	31,157

See accompanying notes to financial statements.

137

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Taubman Centers, Inc.	590	$45,088
Terreno Realty Corp.	170	3,507
The Geo Group, Inc.	680	27,445
The Macerich Co.	1,266	105,597
Two Harbors Investment Corp.	3,435	34,419
UDR, Inc.	2,320	71,502
Universal Health Realty Income Trust	80	3,850
Urstadt Biddle Properties, Inc. (Class A)	200	4,376
Ventas, Inc.	2,774	198,896
Vornado Realty Trust	1,745	205,404
Washington Prime Group, Inc.	1,452	25,003
Washington Real Estate Investment Trust	635	17,564
Weingarten Realty Investors	1,112	38,831
Western Asset Mortgage Capital Corp. (a)	270	3,969
Whitestone REIT (a)	170	2,569
WP Carey, Inc. (a)	930	65,193

		7,744,567

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	374	14,683
Altisource Portfolio Solutions SA (a)(b)	125	4,224
CBRE Group, Inc. (b)	2,606	89,255
Consolidated-Tomoka Land Co. (a)	90	5,022
Forest City Enterprises, Inc. (Class A) (b)	1,483	31,588
Forestar Group, Inc. (a)(b)	310	4,774
Jones Lang LaSalle, Inc.	377	56,524
Kennedy-Wilson Holdings, Inc. (a)	816	20,645
Realogy Holdings Corp. (b)	1,350	60,061
Tejon Ranch Co. (b)	125	3,682
The Howard Hughes Corp. (b)	385	50,212
The St. Joe Co. (a)(b)	617	11,347

		352,017

ROAD & RAIL — 1.1%
AMERCO, Inc.	90	25,583
ArcBest Corp.	258	11,963
Avis Budget Group, Inc. (b)	993	65,866
Celadon Group, Inc.	215	4,878
Con-way, Inc.	520	25,574
CSX Corp.	9,528	345,199
FRP Holdings, Inc. (b)	90	3,529
Genesee & Wyoming, Inc. (Class A) (b)	509	45,769
Heartland Express, Inc. (a)	420	11,344
Hertz Global Holdings, Inc. (b)	4,194	104,598
J.B. Hunt Transport Services, Inc. (a)	891	75,067
Kansas City Southern	1,033	126,057
Knight Transportation, Inc. (a)	555	18,681
Landstar System, Inc.	411	29,810
Marten Transport, Ltd.	258	5,640
Norfolk Southern Corp.	2,978	326,419
Old Dominion Freight Line, Inc. (b)	680	52,795
Quality Distribution, Inc. (b)	215	2,288
Roadrunner Transportation Systems, Inc. (b)	170	3,970
Ryder Systems, Inc.	465	43,175
Saia, Inc. (b)	258	14,283
Swift Transportation Co. (a)(b)	760	21,759
Union Pacific Corp.	8,447	1,006,291
Werner Enterprises, Inc. (a)	420	13,083
YRC Worldwide, Inc. (b)	524	11,785

		2,395,406

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Energy Industries, Inc. (b)	385	9,124
Advanced Micro Devices, Inc. (a)(b)	5,460	14,578
Altera Corp.	2,970	109,712
Ambarella, Inc. (a)(b)	170	8,622
Amkor Technology, Inc. (b)	590	4,189
Analog Devices, Inc.	2,866	159,120
Applied Materials, Inc.	11,210	279,353
Applied Micro Circuits Corp. (a)(b)	635	4,140
Atmel Corp. (b)	4,024	33,781
Avago Technologies, Ltd.	2,279	229,245
Axcelis Technologies, Inc. (b)	1,020	2,611
Broadcom Corp. (Class A)	5,314	230,256
Brooks Automation, Inc.	635	8,096
Cabot Microelectronics Corp. (b)	215	10,174
Cavium, Inc. (a)(b)	465	28,746
CEVA, Inc. (b)	215	3,900
Cirrus Logic, Inc. (a)(b)	583	13,741
Cohu, Inc.	258	3,070
Cree, Inc. (a)(b)	1,082	34,862
Cypress Semiconductor Corp. (a)(b)	1,359	19,407
Diodes, Inc. (b)	340	9,374
Entegris, Inc. (b)	1,315	17,371
Entropic Communications, Inc. (a)(b)	850	2,151
Exar Corp. (b)	385	3,927
Fairchild Semiconductor International, Inc. (b)	1,188	20,053
First Solar, Inc. (b)	682	30,414
Formfactor, Inc. (b)	510	4,386
Freescale Semiconductor, Ltd. (a)(b)	975	24,599
Inphi Corp. (b)	258	4,768
Integrated Device Technology, Inc. (b)	1,225	24,010
Integrated Silicon Solution, Inc.	250	4,142
Intel Corp.	46,927	1,702,981
International Rectifier Corp. (b)	631	25,177
Intersil Corp. (Class A)	1,182	17,104
IXYS Corp.	258	3,251
KLA-Tencor Corp.	1,574	110,684
Kopin Corp. (a)(b)	590	2,136
Lam Research Corp.	1,501	119,089
Lattice Semiconductor Corp. (b)	1,055	7,269
Linear Technology Corp.	2,181	99,454
Marvell Technology Group, Ltd.	3,676	53,302
Maxim Integrated Products, Inc.	2,691	85,762
Micrel, Inc.	420	6,094
Microchip Technology, Inc. (a)	1,825	82,326
Micron Technology, Inc. (b)	9,975	349,225
Microsemi Corp. (b)	868	24,634
MKS Instruments, Inc.	498	18,227
Monolithic Power Systems, Inc.	340	16,912
Nanometrics, Inc. (a)(b)	215	3,616

See accompanying notes to financial statements.

138

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

NVE Corp. (b)	45	$3,186
NVIDIA Corp.	5,407	108,410
OmniVision Technologies, Inc. (b)	510	13,260
ON Semiconductor Corp. (b)	4,225	42,799
PDF Solutions, Inc. (b)	258	3,834
Photronics, Inc. (b)	545	4,529
PMC-Sierra, Inc. (b)	1,905	17,450
Power Integrations, Inc.	250	12,935
QuickLogic Corp. (a)(b)	2,960	9,294
Rambus, Inc. (a)(b)	1,033	11,456
RF Micro Devices, Inc. (a)(b)	2,629	43,615
Rudolph Technologies, Inc. (b)	295	3,018
Semtech Corp. (b)	635	17,507
Silicon Image, Inc. (b)	715	3,947
Silicon Laboratories, Inc. (b)	374	17,810
Skyworks Solutions, Inc.	1,780	129,424
Spansion, Inc. (Class A) (b)	420	14,372
SunEdison, Inc. (a)(b)	2,742	53,496
SunPower Corp. (a)(b)	395	10,203
Synaptics, Inc. (a)(b)	295	20,308
Teradyne, Inc.	1,762	34,870
Tessera Technologies, Inc.	510	18,238
Texas Instruments, Inc.	10,048	537,216
TriQuint Semiconductor, Inc. (b)	1,520	41,876
Ultratech, Inc. (a)(b)	250	4,640
Veeco Instruments, Inc. (a)(b)	385	13,429
Xcerra Corp. (b)	420	3,847
Xilinx, Inc.	2,444	105,801

		5,379,935

SOFTWARE — 3.9%
ACI Worldwide, Inc. (b)	1,100	22,187
Activision Blizzard, Inc.	4,579	92,267
Actuate Corp. (a)(b)	420	2,772
Adobe Systems, Inc. (b)	4,656	338,491
Advent Software, Inc.	295	9,039
American Software, Inc. (Class A)	258	2,350
Ansys, Inc. (b)	894	73,308
Aspen Technology, Inc. (b)	894	31,308
Autodesk, Inc. (b)	2,101	126,186
AVG Technologies NV (b)	258	5,093
Blackbaud, Inc.	420	18,169
Bottomline Technologies, Inc. (b)	385	9,733
BroadSoft, Inc. (b)	250	7,255
CA, Inc.	3,061	93,207
Cadence Design Systems, Inc. (a)(b)	2,617	49,644
Callidus Software, Inc. (b)	340	5,552
CDK Global, Inc.	1,514	61,711
Citrix Systems, Inc. (b)	1,741	111,076
CommVault Systems, Inc. (b)	420	21,710
Comverse, Inc. (b)	225	4,226
Covisint Corp. (b)	284	753
Ebix, Inc. (a)	295	5,012
Electronic Arts, Inc. (b)	2,824	132,770
Ellie Mae, Inc. (a)(b)	258	10,403
EnerNOC, Inc. (a)(b)	258	3,986
EPIQ Systems, Inc.	295	5,039
ePlus, Inc. (b)	45	3,406
FactSet Research Systems, Inc.	374	52,640
Fair Isaac Corp.	340	24,582
FireEye, Inc. (a)(b)	817	25,801
FleetMatics Group PLC (a)(b)	170	6,033
Fortinet, Inc. (b)	1,270	38,938
Guidewire Software, Inc. (a)(b)	564	28,555
Imperva, Inc. (a)(b)	215	10,627
Infoblox, Inc. (b)	465	9,398
Informatica Corp. (b)	1,020	38,898
Interactive Intelligence Group (b)	125	5,987
Intuit, Inc.	2,772	255,551
Jive Software, Inc. (a)(b)	385	2,322
Manhattan Associates, Inc. (a)(b)	858	34,938
Mentor Graphics Corp.	885	19,399
Microsoft Corp.	77,667	3,607,632
MicroStrategy, Inc. (b)	80	12,992
Monotype Imaging Holdings, Inc.	385	11,100
Netscout Systems, Inc. (a)(b)	340	12,424
NetSuite, Inc. (a)(b)	340	37,118
Nuance Communications, Inc. (a)(b)	2,465	35,176
Oracle Corp.	30,968	1,392,631
Pegasystems, Inc.	340	7,062
Progress Software Corp. (b)	510	13,780
Proofpoint, Inc. (a)(b)	215	10,369
PROS Holdings, Inc. (a)(b)	215	5,908
PTC, Inc. (b)	1,144	41,928
QLIK Technologies, Inc. (b)	805	24,866
Quality Systems, Inc.	385	6,002
Qualys, Inc. (a)(b)	125	4,719
RealPage, Inc. (a)(b)	420	9,223
Red Hat, Inc. (b)	1,809	125,074
Rovi Corp. (b)	933	21,076
Salesforce.com, Inc. (b)	5,698	337,948
SeaChange International, Inc. (b)	295	1,882
ServiceNow, Inc. (b)	1,360	92,276
SolarWinds, Inc. (b)	590	29,400
Solera Holdings, Inc.	630	32,243
Splunk, Inc. (b)	1,105	65,140
SS&C Technologies Holdings, Inc.	555	32,462
Symantec Corp.	6,516	167,168
Synchronoss Technologies, Inc. (a)(b)	250	10,465
Synopsys, Inc. (b)	1,421	61,771
Tableau Software, Inc. (Class A) (a)(b)	385	32,633
Take-Two Interactive Software, Inc. (a)(b)	760	21,303
Tangoe, Inc. (a)(b)	295	3,844
The Ultimate Software Group, Inc. (a)(b)	250	36,704
TiVo, Inc. (b)	1,188	14,066
Tyler Technologies, Inc. (b)	295	32,285
Varonis Systems, Inc. (b)	510	16,743
VASCO Data Security International, Inc. (a)(b)	250	7,052
Verint Systems, Inc. (b)	524	30,539
VirnetX Holding Corp. (a)(b)	374	2,053
VMware, Inc. (Class A) (a)(b)	760	62,715
Vringo, Inc. (a)(b)	635	349
Workday, Inc. (Class A) (a)(b)	844	68,879
Zynga, Inc. (Class A) (a)(b)	5,464	14,534

		8,353,856

See accompanying notes to financial statements.

139

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 2.6%
Aaron’s, Inc.	723	$22,102
Abercrombie & Fitch Co. (Class A) (a)	748	21,423
Advance Auto Parts, Inc.	652	103,851
Aeropostale, Inc. (a)(b)	735	1,705
America’s Car-Mart, Inc. (b)	90	4,804
American Eagle Outfitters, Inc. (a)	1,757	24,387
ANN, Inc. (b)	420	15,322
Asbury Automotive Group, Inc. (b)	295	22,396
Ascena Retail Group, Inc. (b)	1,179	14,808
AutoNation, Inc. (b)	661	39,931
AutoZone, Inc. (b)	305	188,829
Barnes & Noble, Inc. (a)(b)	385	8,940
bebe stores, inc. (a)	340	745
Bed Bath & Beyond, Inc. (a)(b)	1,772	134,973
Best Buy Co., Inc.	2,564	99,945
Big 5 Sporting Goods Corp.	170	2,487
Brown Shoe Co., Inc.	374	12,024
Cabela’s, Inc. (a)(b)	820	43,222
CarMax, Inc. (a)(b)	2,118	141,016
Chico’s FAS, Inc.	1,543	25,012
Christopher & Banks Corp. (b)	340	1,941
Citi Trends, Inc. (b)	125	3,156
Conn’s, Inc. (a)(b)	215	4,018
CST Brands, Inc.	568	24,771
Destination Maternity Corp. (a)	125	1,994
Destination XL Group, Inc. (a)(b)	374	2,042
Dick’s Sporting Goods, Inc.	933	46,323
DSW, Inc. (Class A)	680	25,364
Express, Inc. (b)	805	11,825
Five Below, Inc. (a)(b)	510	20,823
Foot Locker, Inc.	1,424	80,000
Francesca’s Holdings Corp. (b)	374	6,246
GameStop Corp. (Class A) (a)	1,089	36,808
Genesco, Inc. (b)	193	14,788
GNC Holdings, Inc. (Class A)	885	41,560
Group 1 Automotive, Inc.	215	19,268
Guess?, Inc.	545	11,489
Haverty Furniture Cos., Inc.	215	4,732
hhgregg, Inc. (a)(b)	125	946
Hibbett Sports, Inc. (a)(b)	258	12,495
Kirkland’s, Inc. (b)	125	2,955
L Brands, Inc.	2,256	195,257
Lithia Motors, Inc. (Class A) (a)	215	18,638
Lowe’s Cos., Inc.	9,699	667,291
Lumber Liquidators Holdings, Inc. (a)(b)	250	16,578
MarineMax, Inc. (b)	258	5,173
Mattress Firm Holding Corp. (b)	125	7,260
Monro Muffler Brake, Inc. (a)	295	17,051
Murphy USA, Inc. (b)	445	30,643
O’Reilly Automotive, Inc. (b)	1,011	194,739
Office Depot, Inc. (b)	5,785	49,606
Outerwall, Inc. (a)(b)	250	18,805
Penske Automotive Group, Inc.	374	18,352
Pep Boys-Manny, Moe & Jack (b)	510	5,008
PetSmart, Inc.	1,003	81,539
Pier 1 Imports, Inc.	864	13,306
Rent-A-Center, Inc. (a)	550	19,976
Restoration Hardware Holdings, Inc. (a)(b)	295	28,323
Ross Stores, Inc.	2,152	202,848
Sally Beauty Holdings, Inc. (b)	1,565	48,108
Sears Hometown and Outlet Stores, Inc. (b)	90	1,184
Select Comfort Corp. (b)	555	15,002
Shoe Carnival, Inc.	125	3,211
Signet Jewelers, Ltd.	760	99,993
Sonic Automotive, Inc. (Class A)	385	10,410
Stage Stores, Inc.	295	6,107
Staples, Inc.	6,198	112,308
Stein Mart, Inc. (a)	250	3,655
The Buckle, Inc. (a)	250	13,130
The Cato Corp. (Class A)	250	10,545
The Children’s Place, Inc. (a)	215	12,255
The Container Store Group, Inc. (a)(b)	135	2,583
The Finish Line, Inc. (Class A)	465	11,304
The Gap, Inc.	2,598	109,402
The Home Depot, Inc.	12,806	1,344,246
The Men’s Wearhouse, Inc.	448	19,779
The TJX Cos., Inc.	6,812	467,167
Tiffany & Co. (a)	1,008	107,715
Tile Shop Holdings, Inc. (a)(b)	170	1,510
Tractor Supply Co.	1,359	107,116
Ulta Salon Cosmetics & Fragrance, Inc. (b)	590	75,426
Urban Outfitters, Inc. (a)(b)	1,032	36,254
Vitamin Shoppe, Inc. (a)(b)	250	12,145
West Marine, Inc. (b)	170	2,196
Williams-Sonoma, Inc.	933	70,609
Zumiez, Inc. (a)(b)	215	8,305

		5,603,524

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
3D Systems Corp. (a)(b)	930	30,569
Apple, Inc.	56,651	6,253,137
Cray, Inc. (a)(b)	385	13,275
Diebold, Inc. (a)	590	20,438
Electronics for Imaging, Inc. (b)	420	17,989
EMC Corp.	19,795	588,703
Hewlett-Packard Co.	17,645	708,094
Immersion Corp. (b)	250	2,368
Lexmark International, Inc. (Class A) (a)	582	24,019
NCR Corp. (b)	1,553	45,254
NetApp, Inc.	3,361	139,314
QLogic Corp. (a)(b)	804	10,709
Quantum Corp. (a)(b)	1,994	3,509
SanDisk Corp.	2,107	206,444
Silicon Graphics International Corp. (b)	295	3,357
Stratasys, Ltd. (b)	467	38,812
Super Micro Computer, Inc. (b)	295	10,290
Western Digital Corp.	2,037	225,496

		8,341,777

See accompanying notes to financial statements.

140

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	591	$51,600
Coach, Inc.	2,632	98,858
Columbia Sportswear Co.	250	11,135
Crocs, Inc. (b)	854	10,666
Deckers Outdoor Corp. (a)(b)	340	30,954
Fossil Group, Inc. (b)	512	56,699
G-III Apparel Group, Ltd. (b)	170	17,172
Hanesbrands, Inc.	926	103,360
Iconix Brand Group, Inc. (a)(b)	522	17,638
Kate Spade & Co. (b)	1,296	41,485
Michael Kors Holdings, Ltd. (b)	1,860	139,686
Movado Group, Inc.	170	4,823
NIKE, Inc. (Class B)	6,697	643,917
Oxford Industries, Inc.	125	6,901
Perry Ellis International, Inc. (a)(b)	80	2,074
PVH Corp.	760	97,409
Quiksilver, Inc. (a)(b)	1,202	2,656
Ralph Lauren Corp.	545	100,912
Skechers U.S.A., Inc. (Class A) (a)(b)	385	21,271
Steven Madden, Ltd. (b)	1,151	36,636
Tumi Holdings, Inc. (a)(b)	420	9,967
Under Armour, Inc. (Class A) (a)(b)	1,533	104,091
Unifi, Inc. (b)	125	3,716
V.F. Corp.	3,312	248,069
Vera Bradley, Inc. (a)(b)	215	4,382
Wolverine World Wide, Inc. (a)	897	26,435

		1,892,512

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	835	11,155
Bank Mutual Corp.	420	2,881
Beneficial Mutual Bancorp, Inc. (a)(b)	295	3,620
Berkshire Hills Bancorp, Inc.	257	6,852
BofI Holding, Inc. (a)(b)	80	6,225
Brookline Bancorp, Inc.	680	6,820
Capitol Federal Financial, Inc. (a)	1,395	17,828
Charter Financial Corp. (a)	215	2,462
Dime Community Bancshares	295	4,803
Essent Group, Ltd. (a)(b)	375	9,641
EverBank Financial Corp. (a)	715	13,628
Federal Agricultural Mortgage Corp. (Class C) (a)	80	2,427
First Defiance Financial Corp.	80	2,725
Flagstar Bancorp, Inc. (b)	215	3,382
Fox Chase Bancorp, Inc.	80	1,334
Franklin Financial Corp. (a)(b)	80	1,694
Home Loan Servicing Solutions, Ltd. (a)	866	16,904
HomeStreet, Inc. (a)	125	2,176
Hudson City Bancorp, Inc.	4,916	49,750
MGIC Investment Corp. (a)(b)	2,924	27,252
Nationstar Mortgage Holdings, Inc. (a)(b)	215	6,061
New York Community Bancorp, Inc.	4,132	66,112
Northfield Bancorp, Inc. (a)	555	8,214
Northwest Bancshares, Inc. (a)	894	11,202
OceanFirst Financial Corp.	121	2,074
Ocwen Financial Corp. (a)(b)	975	14,722
Oritani Financial Corp.	420	6,468
PennyMac Financial Services, Inc. (Class A) (b)	125	2,162
People’s United Financial, Inc. (a)	3,082	46,785
Provident Financial Services, Inc.	545	9,843
Radian Group, Inc. (a)	1,596	26,685
Territorial Bancorp, Inc. (a)	80	1,724
TFS Financial Corp.	715	10,643
TrustCo Bank Corp. NY (a)	880	6,389
United Financial Bancorp, Inc.	1,087	15,609
Walker & Dunlop, Inc. (b)	170	2,982
Washington Federal, Inc.	975	21,596
WSFS Financial Corp.	90	6,920

		459,750

TOBACCO — 1.2%
Alliance One International, Inc. (b)	805	1,272
Altria Group, Inc.	18,923	932,336
Lorillard, Inc.	3,528	222,052
Philip Morris International, Inc.	14,823	1,207,334
Reynolds American, Inc.	2,917	187,476
Universal Corp. (a)	258	11,347
Vector Group, Ltd. (a)	601	12,807

		2,574,624

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Aceto Corp.	250	5,425
Air Lease Corp.	930	31,908
Aircastle, Ltd.	635	13,570
Applied Industrial Technologies, Inc.	374	17,051
Beacon Roofing Supply, Inc. (b)	465	12,927
CAI International, Inc. (b)	170	3,944
DXP Enterprises, Inc. (b)	80	4,042
Fastenal Co. (a)	2,726	129,649
GATX Corp.	420	24,167
H&E Equipment Services, Inc.	250	7,022
HD Supply Holdings, Inc. (b)	762	22,471
Houston Wire & Cable Co.	170	2,031
Kaman Corp. (a)	214	8,579
MRC Global, Inc. (b)	760	11,514
MSC Industrial Direct Co., Inc. (Class A)	420	34,125
NOW, Inc. (a)(b)	985	25,344
Rush Enterprises, Inc. (Class A) (b)	340	10,897
TAL International Group, Inc. (b)	295	12,853
Textainer Group Holdings, Ltd. (a)	215	7,379
Titan Machinery, Inc. (a)(b)	170	2,370
United Rentals, Inc. (b)	894	91,197
Veritiv Corp. (b)	71	3,683
W.W. Grainger, Inc. (a)	559	142,484
Watsco, Inc.	258	27,606
WESCO International, Inc. (a)(b)	374	28,503

		680,741

TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Wesco Aircraft Holdings, Inc. (a)(b)	385	5,382

WATER UTILITIES — 0.1%
American States Water Co.	340	12,805
American Water Works Co., Inc.	1,644	87,625
Aqua America, Inc. (a)	1,641	43,815

See accompanying notes to financial statements.

141

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Artesian Resources Corp. (Class A)	65	$1,468
California Water Service Group	420	10,336
Connecticut Water Service, Inc.	101	3,665
SJW Corp.	125	4,015

		163,729

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Leap Wireless International, Inc. (b)(d)	1,438	3,624
NTELOS Holdings Corp. (a)	125	524
SBA Communications Corp. (Class A) (b)	1,185	131,251
Shenandoah Telecommunications Co.	258	8,062
Spok Holdings, Inc.	215	3,732
Sprint Corp. (a)(b)	8,606	35,715
T-Mobile US, Inc. (b)	2,467	66,461
Telephone & Data Systems, Inc.	893	22,548
US Cellular Corp. (a)(b)	125	4,980

		276,897

TOTAL COMMON STOCKS —
(Cost $169,727,373)		214,214,871

RIGHTS — 0.0% (e)
MEDIA — 0.0% (e)
Liberty Broadband Corp. (expiring 01/9/15) (b)	139	1,320

PHARMACEUTICALS — 0.0% (e)
Furiex Pharmaceuticals (expiring 7/2/16) (b)(d)	200	1,954

TOTAL RIGHTS —
(Cost $1,954)		3,274

SHORT TERM INVESTMENTS — 5.6%
MONEY MARKET FUNDS — 5.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	11,662,543	11,662,543
State Street Institutional Liquid Reserves Fund 0.07% (g)(h)	314,952	314,952

TOTAL SHORT TERM INVESTMENT —
(Cost $11,977,495)		11,977,495

TOTAL INVESTMENTS — 105.3% (i)
(Cost $181,706,822)		226,195,640
OTHER ASSETS & LIABILITIES — (5.3)%		(11,392,002)

NET ASSETS — 100.0%		$214,803,638

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

142

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Alliant Techsystems, Inc.	77	$8,951
BE Aerospace, Inc. (a)	249	14,447
Exelis, Inc.	472	8,274
General Dynamics Corp.	756	104,041
Hexcel Corp. (a)	252	10,455
Honeywell International, Inc.	1,978	197,642
Huntington Ingalls Industries, Inc.	121	13,608
KLX, Inc. (a)	124	5,115
L-3 Communications Holdings, Inc.	235	29,659
Lockheed Martin Corp.	693	133,451
Northrop Grumman Corp.	505	74,432
Precision Castparts Corp.	369	88,885
Raytheon Co. (b)	787	85,130
Rockwell Collins, Inc.	337	28,470
Spirit Aerosystems Holdings, Inc. (Class A) (a)	296	12,740
Textron, Inc.	722	30,403
The Boeing Co.	1,837	238,773
TransDigm Group, Inc.	128	25,133
Triumph Group, Inc. (b)	132	8,873
United Technologies Corp.	2,308	265,420
Vectrus, Inc. (a)(b)	26	712

		1,384,614

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	399	29,881
Expeditors International of Washington, Inc.	513	22,885
FedEx Corp.	746	129,550
United Parcel Service, Inc. (Class B)	1,812	201,440

		383,756

AIRLINES — 0.7%
Alaska Air Group, Inc.	352	21,035
American Airlines Group, Inc.	1,864	99,966
Copa Holdings SA (Class A) (b)	88	9,120
Delta Air Lines, Inc. (b)	2,146	105,562
Southwest Airlines Co.	1,802	76,261
Spirit Airlines, Inc. (a)	217	16,401
United Continental Holdings, Inc. (a)	928	62,074

		390,419

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	603	33,135
Gentex Corp.	364	13,151
Johnson Controls, Inc.	1,642	79,374
Lear Corp.	193	18,930
The Goodyear Tire & Rubber Co.	615	17,571
TRW Automotive Holdings Corp. (a)	278	28,592
Visteon Corp. (a)	119	12,716

		203,469

AUTOMOBILES — 0.7%
Ford Motor Co.	9,696	150,288
General Motors Co.	4,040	141,036
Harley-Davidson, Inc.	580	38,228
Tesla Motors, Inc. (a)(b)	241	53,601
Thor Industries, Inc. (b)	111	6,202

		389,355

BANKS — 5.6%
Associated Banc-Corp. (b)	417	7,769
Bank of America Corp.	26,474	473,620
Bank of Hawaii Corp. (b)	110	6,524
BankUnited, Inc.	173	5,012
BB&T Corp.	1,762	68,524
BOK Financial Corp. (b)	57	3,422
CIT Group, Inc.	469	22,432
Citigroup, Inc.	7,654	414,158
Citizens Financial Group, Inc. (b)	400	9,944
City National Corp. (b)	121	9,778
Comerica, Inc.	474	22,202
Commerce Bancshares, Inc. (b)	217	9,437
Cullen/Frost Bankers, Inc. (b)	143	10,102
East West Bancorp, Inc.	341	13,200
Fifth Third Bancorp	2,194	44,703
First Horizon National Corp. (b)	602	8,175
First Niagara Financial Group, Inc.	890	7,503
First Republic Bank	293	15,271
Fulton Financial Corp.	493	6,094
Huntington Bancshares, Inc.	2,104	22,134
JPMorgan Chase & Co.	9,511	595,199
KeyCorp	2,298	31,942
M&T Bank Corp. (b)	323	40,575
PacWest Bancorp (b)	223	10,138
PNC Financial Services Group, Inc.	1,332	121,518
Popular, Inc. (a)	264	8,989
Regions Financial Corp.	3,543	37,414
Signature Bank (a)(b)	122	15,367
SunTrust Banks, Inc.	1,370	57,403
SVB Financial Group (a)	108	12,536
Synovus Financial Corp. (b)	396	10,728
TCF Financial Corp.	408	6,483
U.S. Bancorp	4,314	193,914
Wells Fargo & Co.	12,077	662,061
Zions Bancorporation	465	13,257

		2,997,528

BEVERAGES — 1.9%
Brown-Forman Corp. (Class B)	379	33,291
Coca-Cola Enterprises, Inc.	665	29,406
Constellation Brands, Inc. (Class A) (a)	391	38,385
Dr. Pepper Snapple Group, Inc.	507	36,342
Molson Coors Brewing Co. (Class B)	345	25,709
Monster Beverage Corp. (a)	343	37,164
PepsiCo, Inc.	3,807	359,990
The Coca-Cola Co.	9,996	422,031

		982,318

BIOTECHNOLOGY — 2.9%
Alexion Pharmaceuticals, Inc. (a)	488	90,295
Alkermes PLC (a)	323	18,915
Alnylam Pharmaceuticals, Inc. (a)(b)	175	16,975
Amgen, Inc.	1,925	306,633
Biogen Idec, Inc. (a)	600	203,670
BioMarin Pharmaceutical, Inc. (a)	344	31,098
Celgene Corp. (a)	2,036	227,747

See accompanying notes to financial statements.

143

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Cubist Pharmaceuticals, Inc. (a)(b)	167	$16,809
Gilead Sciences, Inc. (a)	3,871	364,880
Incyte Corp. (a)(b)	363	26,539
Intercept Pharmaceuticals, Inc. (a)(b)	33	5,148
Medivation, Inc. (a)(b)	204	20,320
Myriad Genetics, Inc. (a)(b)	197	6,710
Pharmacyclics, Inc. (a)(b)	152	18,584
Regeneron Pharmaceuticals, Inc. (a)(b)	202	82,870
Seattle Genetics, Inc. (a)(b)	248	7,968
United Therapeutics Corp. (a)	121	15,668
Vertex Pharmaceuticals, Inc. (a)	594	70,567

		1,531,396

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	197	11,113
Allegion PLC	248	13,754
Armstrong World Industries, Inc. (a)	70	3,578
Fortune Brands Home & Security, Inc.	406	18,380
Lennox International, Inc.	131	12,454
Masco Corp.	899	22,655
Owens Corning (b)	314	11,244
USG Corp. (a)(b)	221	6,186

		99,364

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (a)	131	27,803
Ameriprise Financial, Inc.	474	62,687
Artisan Partners Asset Management, Inc.	36	1,819
BlackRock, Inc.	330	117,995
E*TRADE Financial Corp. (a)	716	17,367
Eaton Vance Corp.	307	12,566
Federated Investors, Inc. (Class B) (b)	232	7,640
Franklin Resources, Inc.	1,019	56,422
Interactive Brokers Group, Inc. (Class A) (b)	122	3,558
Invesco, Ltd.	1,113	43,986
Lazard, Ltd. (Class A)	316	15,809
Legg Mason, Inc. (b)	289	15,424
LPL Investment Holdings, Inc. (b)	248	11,048
Morgan Stanley	3,824	148,371
Northern Trust Corp.	597	40,238
NorthStar Asset Management Group, Inc.	442	9,976
Raymond James Financial, Inc.	305	17,473
SEI Investments Co.	357	14,294
State Street Corp. (c)	1,041	81,718
T. Rowe Price Group, Inc.	656	56,324
TD Ameritrade Holding Corp. (b)	593	21,218
The Bank of New York Mellon Corp.	2,910	118,059
The Charles Schwab Corp.	2,765	83,475
The Goldman Sachs Group, Inc.	1,143	221,548
Waddell & Reed Financial, Inc. (Class A)	220	10,960

		1,217,778

CHEMICALS — 2.5%
Air Products & Chemicals, Inc.	529	76,298
Airgas, Inc.	167	19,235
Albemarle Corp. (b)	221	13,289
Ashland, Inc.	163	19,521
Cabot Corp.	165	7,237
Celanese Corp. (Series A) (b)	392	23,504
CF Industries Holdings, Inc.	133	36,248
Cytec Industries, Inc.	216	9,973
E. I. du Pont de Nemours & Co.	2,304	170,358
Eastman Chemical Co.	391	29,661
Ecolab, Inc.	653	68,251
FMC Corp. (b)	344	19,618
Huntsman Corp. (b)	449	10,228
International Flavors & Fragrances, Inc. (b)	208	21,083
LyondellBasell Industries NV (Class A)	1,030	81,772
Monsanto Co.	1,215	145,156
NewMarket Corp. (b)	22	8,878
Platform Specialty Products Corp. (a)	220	5,108
PPG Industries, Inc.	358	82,752
Praxair, Inc.	739	95,745
Rayonier Advanced Materials, Inc. (b)	103	2,297
Rockwood Holdings, Inc.	213	16,784
RPM International, Inc. (b)	333	16,886
Sigma-Aldrich Corp.	311	42,691
The Dow Chemical Co.	3,031	138,244
The Mosaic Co.	830	37,889
The Scotts Miracle-Gro Co. (Class A)	110	6,855
The Sherwin-Williams Co.	218	57,343
Valspar Corp. (b)	220	19,026
W.R. Grace & Co. (a)	185	17,647
Westlake Chemical Corp.	101	6,170

		1,305,747

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp. (b)	258	20,237
Clean Harbors, Inc. (a)(b)	154	7,400
Copart, Inc. (a)	283	10,327
Covanta Holding Corp. (b)	263	5,789
KAR Auction Services, Inc.	400	13,860
Pitney Bowes, Inc.	505	12,307
R.R. Donnelley & Sons Co. (b)	454	7,629
Republic Services, Inc.	673	27,088
Rollins, Inc.	167	5,528
Stericycle, Inc. (a)	212	27,789
The ADT Corp. (b)	436	15,796
Tyco International PLC	1,006	44,123
Waste Connections, Inc.	311	13,681
Waste Management, Inc.	1,166	59,839

		271,393

COMMUNICATIONS EQUIPMENT — 1.6%
Arista Networks, Inc. (a)(b)	50	3,038
Arris Group, Inc. (a)	329	9,932
Brocade Communications Systems, Inc.	1,108	13,119
Cisco Systems, Inc.	12,962	360,538
CommScope Holding Co., Inc. (a)	114	2,603
EchoStar Corp. (Class A) (a)	100	5,250
F5 Networks, Inc. (a)	207	27,006
Harris Corp.	273	19,607
JDS Uniphase Corp. (a)(b)	582	7,985
Juniper Networks, Inc.	1,076	24,016
Motorola Solutions, Inc. (b)	500	33,540
Palo Alto Networks, Inc. (a)(b)	148	18,140

See accompanying notes to financial statements.

144

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

QUALCOMM, Inc.	4,229	$314,342
Riverbed Technology, Inc. (a)	407	8,307

		847,423

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)(b)	418	12,695
Chicago Bridge & Iron Co. NV (b)	273	11,461
Fluor Corp.	405	24,555
Jacobs Engineering Group, Inc. (a)(b)	325	14,524
KBR, Inc.	392	6,644
Quanta Services, Inc. (a)	505	14,337

		84,216

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	122	9,276
Martin Marietta Materials, Inc. (b)	147	16,217
Vulcan Materials Co. (b)	352	23,137

		48,630

CONSUMER FINANCE — 0.9%
Ally Financial, Inc. (a)	662	15,636
American Express Co.	2,267	210,922
Capital One Financial Corp.	1,463	120,770
Discover Financial Services	1,128	73,873
Navient Corp.	1,110	23,987
Santander Consumer USA Holdings, Inc.	180	3,530
SLM Corp.	1,110	11,311
Synchrony Financial (a)	300	8,925

		468,954

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (b)	165	11,028
Avery Dennison Corp.	227	11,777
Ball Corp. (b)	370	25,223
Bemis Co., Inc.	266	12,026
Crown Holdings, Inc. (a)	365	18,578
Greif, Inc. (Class A)	77	3,637
MeadWestvaco Corp.	446	19,798
Owens-Illinois, Inc. (a)	415	11,201
Packaging Corp. of America	254	19,825
Rock-Tenn Co. (Class A)	372	22,684
Sealed Air Corp.	535	22,700
Silgan Holdings, Inc. (b)	110	5,896
Sonoco Products Co.	253	11,056

		195,429

DISTRIBUTORS — 0.1%
Genuine Parts Co. (b)	387	41,242
LKQ Corp. (a)	756	21,259

		62,501

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Education Group, Inc. (a)	240	8,186
DeVry Education Group, Inc. (b)	153	7,263
Graham Holdings Co. (Class B)	11	9,501
H&R Block, Inc.	680	22,903
Service Corp. International (b)	529	12,008
ServiceMaster Global Holdings, Inc. (a)	100	2,677

		62,538

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. (Class B) (a)	4,606	691,591
CBOE Holdings, Inc. (b)	220	13,952
CME Group, Inc. (b)	799	70,831
FNFV Group (a)	235	3,699
Intercontinental Exchange, Inc.	289	63,375
Leucadia National Corp.	804	18,026
McGraw Hill Financial, Inc.	697	62,019
Moody’s Corp.	491	47,043
MSCI, Inc.	310	14,706
The NASDAQ OMX Group, Inc.	304	14,580
Voya Financial, Inc.	333	14,113

		1,013,935

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc. (b)	13,046	438,215
CenturyLink, Inc.	1,435	56,797
Frontier Communications Corp. (b)	2,658	17,729
Level 3 Communications, Inc. (a)	643	31,751
Verizon Communications, Inc.	10,493	490,863
Windstream Holdings, Inc. (b)	1,483	12,220

		1,047,575

ELECTRIC UTILITIES — 1.7%
American Electric Power Co., Inc.	1,223	74,261
Duke Energy Corp.	1,770	147,866
Edison International	823	53,890
Entergy Corp. (b)	462	40,416
Exelon Corp. (b)	2,152	79,796
FirstEnergy Corp.	1,052	41,017
Great Plains Energy, Inc.	383	10,881
Hawaiian Electric Industries, Inc.	243	8,136
ITC Holdings Corp.	393	15,889
NextEra Energy, Inc.	1,073	114,049
Northeast Utilities (b)	786	42,067
OGE Energy Corp.	498	17,669
Pepco Holdings, Inc.	573	15,431
Pinnacle West Capital Corp.	266	18,170
PPL Corp.	1,629	59,182
The Southern Co.	2,194	107,747
Westar Energy, Inc. (b)	282	11,630
Xcel Energy, Inc.	1,282	46,049

		904,146

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	110	15,408
AMETEK, Inc.	627	32,999
Eaton Corp. PLC	1,189	80,804
Emerson Electric Co. (b)	1,795	110,805
Hubbell, Inc. (Class B)	144	15,384
Regal-Beloit Corp.	110	8,272
Rockwell Automation, Inc. (b)	348	38,698
SolarCity Corp. (a)(b)	60	3,209
The Babcock & Wilcox Co.	285	8,635

		314,214

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. (Class A)	794	42,725
Arrow Electronics, Inc. (a)	262	15,167
Avnet, Inc.	345	14,842
AVX Corp. (b)	121	1,694
CDW Corp.	220	7,737

See accompanying notes to financial statements.

145

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Corning, Inc.	3,201	$73,399
Dolby Laboratories, Inc. (Class A)	111	4,786
FLIR Systems, Inc.	363	11,729
Ingram Micro, Inc. (Class A) (a)	386	10,669
IPG Photonics Corp. (a)(b)	78	5,844
Jabil Circuit, Inc.	505	11,024
Keysight Technologies, Inc. (a)	445	15,028
Knowles Corp. (a)(b)	217	5,110
Mettler-Toledo International, Inc. (a)	80	24,197
National Instruments Corp.	254	7,897
Tech Data Corp. (a)(b)	99	6,260
Trimble Navigation, Ltd. (a)	641	17,012
Vishay Intertechnology, Inc. (b)	331	4,684
Zebra Technologies Corp. (Class A) (a)	132	10,218

		290,022

ENERGY EQUIPMENT & SERVICES — 1.3%
Atwood Oceanics, Inc. (a)(b)	145	4,114
Baker Hughes, Inc.	1,118	62,686
Cameron International Corp. (a)	532	26,573
Diamond Offshore Drilling, Inc. (b)	175	6,424
Dresser-Rand Group, Inc. (a)	202	16,524
Dril-Quip, Inc. (a)	99	7,596
FMC Technologies, Inc. (a)	589	27,589
Frank’s International NV	108	1,796
Halliburton Co.	2,119	83,340
Helmerich & Payne, Inc. (b)	242	16,316
Nabors Industries, Ltd. (b)	764	9,917
National Oilwell Varco, Inc.	1,084	71,034
Oceaneering International, Inc.	271	15,937
Oil States International, Inc. (a)	132	6,455
Patterson-UTI Energy, Inc. (b)	373	6,188
Rowan Cos. PLC (Class A) (b)	281	6,553
RPC, Inc. (b)	152	1,982
Schlumberger, Ltd.	3,271	279,376
Seadrill, Ltd. (b)	889	10,615
Seventy Seven Energy, Inc. (a)(b)	102	552
Superior Energy Services, Inc.	422	8,503
Tidewater, Inc. (b)	121	3,922
Unit Corp. (a)	121	4,126

		678,118

FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	1,096	155,358
CVS Health Corp.	2,957	284,789
Rite Aid Corp. (a)	2,424	18,228
Safeway, Inc. (b)	598	21,002
Sprouts Farmers Market, Inc. (a)(b)	272	9,243
Sysco Corp. (b)	1,489	59,098
The Kroger Co.	1,281	82,253
Wal-Mart Stores, Inc.	3,967	340,686
Walgreens Boots Alliance, Inc.	2,380	181,356
Whole Foods Market, Inc. (b)	931	46,941

		1,198,954

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,657	86,164
Bunge, Ltd.	370	33,637
Campbell Soup Co. (b)	448	19,712
ConAgra Foods, Inc.	1,061	38,493
Flowers Foods, Inc. (b)	466	8,943
General Mills, Inc.	1,512	80,635
Hain Celestial Group, Inc. (a)(b)	224	13,057
Hormel Foods Corp.	336	17,506
Ingredion, Inc.	199	16,883
Kellogg Co. (b)	633	41,423
Keurig Green Mountain, Inc. (b)	376	49,780
Kraft Foods Group, Inc.	1,489	93,301
McCormick & Co., Inc. (b)	329	24,445
Mead Johnson Nutrition Co.	513	51,577
Mondelez International, Inc. (Class A)	4,278	155,398
Pilgrim’s Pride Corp. (a)(b)	160	5,246
Pinnacle Foods, Inc.	93	3,283
The Hershey Co.	379	39,389
The J.M. Smucker Co. (b)	271	27,366
Tyson Foods, Inc. (Class A)	699	28,023
WhiteWave Foods Co. (Class A) (a)	360	12,596

		846,857

GAS UTILITIES — 0.1%
AGL Resources, Inc.	299	16,299
Atmos Energy Corp.	233	12,987
National Fuel Gas Co. (b)	173	12,029
Questar Corp.	464	11,730
UGI Corp.	426	16,179

		69,224

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	3,799	171,031
Alere, Inc. (a)	209	7,942
Align Technology, Inc. (a)	219	12,244
Baxter International, Inc.	1,363	99,894
Becton, Dickinson and Co.	490	68,188
Boston Scientific Corp. (a)	3,379	44,772
C.R. Bard, Inc.	191	31,825
CareFusion Corp. (a)	544	32,281
Covidien PLC	1,160	118,645
DENTSPLY International, Inc.	360	19,177
Edwards Lifesciences Corp. (a)	281	35,794
Halyard Health, Inc. (a)	120	5,456
Hill-Rom Holdings, Inc.	153	6,980
Hologic, Inc. (a)	663	17,729
IDEXX Laboratories, Inc. (a)(b)	136	20,165
Intuitive Surgical, Inc. (a)	90	47,605
Medtronic, Inc. (b)	2,546	183,821
ResMed, Inc. (b)	355	19,901
Sirona Dental Systems, Inc. (a)(b)	141	12,319
St. Jude Medical, Inc.	713	46,366
Stryker Corp.	828	78,105
Teleflex, Inc. (b)	98	11,252
The Cooper Cos., Inc.	115	18,640
Varian Medical Systems, Inc. (a)(b)	268	23,185
Zimmer Holdings, Inc.	423	47,977

		1,181,294

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Aetna, Inc.	891	79,148
AmerisourceBergen Corp.	578	52,113
Anthem, Inc.	701	88,095
athenahealth, Inc. (a)(b)	99	14,424

See accompanying notes to financial statements.

146

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Brookdale Senior Living, Inc. (a)	467	$17,125
Cardinal Health, Inc.	858	69,266
Catamaran Corp. (a)	516	26,703
Centene Corp. (a)	113	11,735
CIGNA Corp.	671	69,053
Community Health Systems, Inc. (a)	301	16,230
DaVita HealthCare Partners, Inc. (a)	457	34,613
Envision Healthcare Holdings, Inc. (a)	119	4,128
Express Scripts Holding Co. (a)	1,845	156,216
HCA Holdings, Inc. (a)	812	59,593
Health Net, Inc. (a)	198	10,599
Henry Schein, Inc. (a)(b)	221	30,089
Humana, Inc. (b)	392	56,303
Laboratory Corp. of America Holdings (a)	237	25,572
LifePoint Hospitals, Inc. (a)	122	8,773
McKesson Corp.	568	117,905
MEDNAX, Inc. (a)	261	17,255
Omnicare, Inc.	281	20,493
Patterson Cos., Inc. (b)	223	10,726
Premier, Inc. (Class A) (a)(b)	77	2,582
Quest Diagnostics, Inc. (b)	411	27,562
Tenet Healthcare Corp. (a)(b)	251	12,718
UnitedHealth Group, Inc.	2,466	249,288
Universal Health Services, Inc. (Class B)	229	25,479
VCA, Inc. (a)	220	10,729

		1,324,515

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	451	5,759
Cerner Corp. (a)	739	47,784
IMS Health Holdings, Inc. (a)(b)	188	4,820
Veeva Systems, Inc. (Class A) (a)(b)	39	1,030

		59,393

HOTELS, RESTAURANTS & LEISURE — 1.8%
Aramark (b)	190	5,918
Brinker International, Inc.	175	10,271
Carnival Corp.	1,052	47,687
Chipotle Mexican Grill, Inc. (a)(b)	78	53,392
Choice Hotels International, Inc. (b)	68	3,809
Darden Restaurants, Inc. (b)	323	18,937
Domino’s Pizza, Inc. (b)	143	13,466
Dunkin’ Brands Group, Inc. (b)	224	9,554
Hilton Worldwide Holdings, Inc. (a)	369	9,627
Hyatt Hotels Corp. (Class A) (a)(b)	93	5,600
International Game Technology (b)	649	11,195
Las Vegas Sands Corp.	985	57,288
Marriott International, Inc. (Class A) (b)	585	45,648
McDonald’s Corp.	2,478	232,189
MGM Resorts International (a)(b)	933	19,948
Norwegian Cruise Line Holdings, Ltd. (a)	260	12,158
Panera Bread Co. (Class A) (a)(b)	75	13,110
Restaurant Brands International LP (a)	2	75
Restaurant Brands International, Inc. (a)	475	18,544
Royal Caribbean Cruises, Ltd.	370	30,499
SeaWorld Entertainment, Inc.	86	1,539
Six Flags Entertainment Corp.	167	7,206
Starbucks Corp.	1,878	154,090
Starwood Hotels & Resorts Worldwide, Inc.	487	39,481
The Wendy’s Co. (b)	657	5,933
Wyndham Worldwide Corp.	351	30,102
Wynn Resorts, Ltd.	202	30,049
Yum! Brands, Inc.	1,139	82,976

		970,291

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	737	18,639
Garmin, Ltd. (b)	312	16,483
GoPro, Inc. (Class A) (a)(b)	100	6,322
Harman International Industries, Inc.	176	18,781
Jarden Corp. (a)(b)	523	25,041
Leggett & Platt, Inc. (b)	360	15,340
Lennar Corp. (Class A) (b)	418	18,731
Mohawk Industries, Inc. (a)	162	25,168
Newell Rubbermaid, Inc.	726	27,653
NVR, Inc. (a)(b)	12	15,304
Pulte Group, Inc.	972	20,859
Taylor Morrison Home Corp. (Class A) (a)(b)	77	1,454
Tempur Sealy International, Inc. (a)(b)	154	8,456
Toll Brothers, Inc. (a)(b)	428	14,668
Tupperware Brands Corp. (b)	130	8,190
Whirlpool Corp.	195	37,779

		278,868

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	350	27,583
Colgate-Palmolive Co.	2,339	161,835
Energizer Holdings, Inc.	153	19,670
Kimberly-Clark Corp.	965	111,496
Spectrum Brands Holdings, Inc.	54	5,167
The Clorox Co.	323	33,660
The Procter & Gamble Co.	6,814	620,687

		980,098

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Calpine Corp. (a)	961	21,267
NRG Energy, Inc.	810	21,830
The AES Corp.	1,920	26,438

		69,535

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	1,651	271,292
Carlisle Cos., Inc.	170	15,341
Danaher Corp.	1,498	128,394
General Electric Co.	25,232	637,613
Roper Industries, Inc.	252	39,400

		1,092,040

INSURANCE — 3.1%
ACE, Ltd.	849	97,533
Aflac, Inc. (b)	1,162	70,987
Alleghany Corp. (a)	42	19,467
Allied World Assurance Company Holdings, Ltd.	265	10,049
American Financial Group, Inc.	208	12,630
American International Group, Inc.	3,694	206,901

See accompanying notes to financial statements.

147

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

American National Insurance Co.	22	$2,514
Aon PLC	770	73,019
Arch Capital Group, Ltd. (a)	339	20,035
Arthur J. Gallagher & Co.	336	15,819
Aspen Insurance Holdings, Ltd.	165	7,222
Assurant, Inc.	196	13,412
Assured Guaranty, Ltd.	425	11,046
Axis Capital Holdings, Ltd.	297	15,174
Brown & Brown, Inc.	302	9,939
Cincinnati Financial Corp.	410	21,250
CNA Financial Corp.	73	2,826
Endurance Specialty Holdings, Ltd. (b)	110	6,582
Erie Indemnity Co. (Class A) (b)	73	6,626
Everest Re Group, Ltd.	134	22,820
FNF Group	705	24,287
Genworth Financial, Inc. (Class A) (a)	1,242	10,557
HCC Insurance Holdings, Inc.	256	13,701
Lincoln National Corp. (b)	626	36,101
Loews Corp.	788	33,112
Markel Corp. (a)	34	23,217
Marsh & McLennan Cos., Inc.	1,384	79,220
MBIA, Inc. (a)	353	3,368
Mercury General Corp.	66	3,740
MetLife, Inc.	2,354	127,328
Old Republic International Corp.	650	9,510
PartnerRe, Ltd. (b)	151	17,234
Principal Financial Group, Inc.	710	36,877
ProAssurance Corp.	154	6,953
Protective Life Corp.	198	13,791
Prudential Financial, Inc.	1,173	106,110
Reinsurance Group of America, Inc.	192	16,823
RenaissanceRe Holdings, Ltd. (b)	115	11,180
StanCorp Financial Group, Inc.	110	7,685
The Allstate Corp.	1,096	76,994
The Chubb Corp.	606	62,703
The Hanover Insurance Group, Inc.	110	7,845
The Hartford Financial Services Group, Inc.	1,154	48,110
The Progressive Corp.	1,493	40,296
The Travelers Cos., Inc.	890	94,206
Torchmark Corp.	344	18,634
Unum Group	697	24,311
Validus Holdings, Ltd. (b)	266	11,055
W.R. Berkley Corp.	273	13,994
White Mountains Insurance Group, Ltd.	15	9,452
XL Group PLC	731	25,124

		1,659,369

INTERNET & CATALOG RETAIL — 1.1%
Amazon.com, Inc. (a)	940	291,729
Expedia, Inc.	264	22,535
Groupon, Inc. (a)(b)	1,069	8,830
Liberty Interactive Corp. (Class A) (a)	1,334	39,246
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	175	4,708
Liberty Ventures, (Series A) (a)	364	13,730
Netflix, Inc. (a)(b)	151	51,583
The Priceline Group, Inc. (a)	130	148,227
TripAdvisor, Inc. (a)(b)	277	20,681
zulily, Inc. (Class A) (a)(b)	33	772

		602,041

INTERNET SOFTWARE & SERVICES — 3.2%
Akamai Technologies, Inc. (a)	436	27,451
AOL, Inc. (a)(b)	198	9,142
CoStar Group, Inc. (a)(b)	77	14,139
eBay, Inc. (a)	3,246	182,166
Equinix, Inc. (b)	123	27,888
Facebook, Inc. (Class A) (a)	5,015	391,270
Google, Inc. (Class A) (a)	711	377,299
Google, Inc. (Class C) (a)	721	379,534
HomeAway, Inc. (a)	152	4,527
IAC/InterActiveCorp.	192	11,672
LinkedIn Corp. (Class A) (a)	257	59,035
Pandora Media, Inc. (a)(b)	533	9,503
Rackspace Hosting, Inc. (a)(b)	300	14,043
Twitter, Inc. (a)	1,208	43,331
VeriSign, Inc. (a)(b)	252	14,364
Yahoo!, Inc. (a)	2,393	120,870
Yelp, Inc. (a)(b)	112	6,130
Zillow, Inc. (Class A) (a)(b)	77	8,154

		1,700,518

IT SERVICES — 3.2%
Accenture PLC (Class A) (b)	1,611	143,878
Alliance Data Systems Corp. (a)	138	39,475
Amdocs, Ltd. (b)	407	18,989
Automatic Data Processing, Inc.	1,221	101,795
Booz Allen Hamilton Holding Corp.	87	2,308
Broadridge Financial Solutions, Inc.	308	14,223
Cognizant Technology Solutions Corp. (Class A) (a)	1,508	79,411
Computer Sciences Corp.	372	23,455
CoreLogic, Inc. (a)	241	7,613
DST Systems, Inc.	89	8,379
Fidelity National Information Services, Inc.	729	45,344
Fiserv, Inc. (a)(b)	579	41,092
FleetCor Technologies, Inc. (a)	211	31,378
Gartner, Inc. (a)	235	19,789
Genpact, Ltd. (a)	421	7,969
Global Payments, Inc.	211	17,034
International Business Machines Corp.	2,384	382,489
Jack Henry & Associates, Inc.	226	14,044
Leidos Holdings, Inc. (b)	194	8,443
Mastercard, Inc. (Class A)	2,557	220,311
Paychex, Inc.	813	37,536
Sabre Corp. (b)	114	2,311
Teradata Corp. (a)(b)	412	17,996
The Western Union Co. (b)	1,395	24,984
Total System Services, Inc.	413	14,025
Vantiv, Inc. (a)(b)	229	7,768
VeriFone Systems, Inc. (a)(b)	248	9,226
Visa, Inc. (Class A)	1,269	332,732
Xerox Corp.	3,074	42,606

		1,716,603

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (b)	291	16,002

See accompanying notes to financial statements.

148

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Mattel, Inc. (b)	868	$26,860
Polaris Industries, Inc. (b)	170	25,711

		68,573

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	891	36,478
Bio-Rad Laboratories, Inc. (Class A) (a)	55	6,631
Bio-Techne Corp.	87	8,039
Bruker Corp. (a)(b)	275	5,395
Charles River Laboratories International, Inc. (a)	121	7,700
Covance, Inc. (a)	140	14,538
Illumina, Inc. (a)	361	66,633
PerkinElmer, Inc. (b)	284	12,419
Qiagen NV (a)(b)	584	13,701
Quintiles Transnational Holdings, Inc. (a)	163	9,596
Thermo Fisher Scientific, Inc.	1,018	127,545
Waters Corp. (a)	211	23,784

		332,459

MACHINERY — 1.9%
AGCO Corp. (b)	235	10,622
Allison Transmission Holdings, Inc.	310	10,509
Caterpillar, Inc.	1,576	144,251
Colfax Corp. (a)(b)	214	11,036
Crane Co.	121	7,103
Cummins, Inc.	484	69,778
Deere & Co. (b)	932	82,454
Donaldson Co., Inc.	365	14,100
Dover Corp. (b)	430	30,840
Flowserve Corp.	363	21,718
Graco, Inc. (b)	154	12,348
IDEX Corp. (b)	209	16,269
Illinois Tool Works, Inc.	841	79,643
Ingersoll-Rand PLC	640	40,570
ITT Corp.	231	9,346
Joy Global, Inc. (b)	271	12,607
Kennametal, Inc. (b)	198	7,086
Lincoln Electric Holdings, Inc. (b)	216	14,923
Navistar International Corp. (a)(b)	143	4,788
Nordson Corp. (b)	173	13,487
Oshkosh Corp. (b)	217	10,557
PACCAR, Inc. (b)	889	60,461
Pall Corp.	277	28,035
Parker-Hannifin Corp.	374	48,227
Pentair PLC	518	34,406
Snap-On, Inc.	151	20,648
SPX Corp.	123	10,568
Stanley Black & Decker, Inc.	402	38,624
Terex Corp. (b)	247	6,886
The Manitowoc Co., Inc. (b)	331	7,315
The Middleby Corp. (a)	113	11,198
The Toro Co.	143	9,125
Timken Co.	228	9,731
Trinity Industries, Inc. (b)	396	11,092
Valmont Industries, Inc. (b)	58	7,366
WABCO Holdings, Inc. (a)	146	15,298
Wabtec Corp. (b)	236	20,506
Xylem, Inc.	482	18,350

		981,871

MARINE — 0.0% (d)
Kirby Corp. (a)	141	11,384

MEDIA — 3.7%
AMC Networks, Inc. (Class A) (a)(b)	152	9,693
Cablevision Systems Corp. (Class A) (b)	493	10,176
CBS Corp.	1,304	72,163
Charter Communications, Inc. (Class A) (a)	190	31,658
Cinemark Holdings, Inc.	285	10,140
Clear Channel Outdoor Holdings, Inc. (Class A) (b)	110	1,165
Comcast Corp. (Class A)	6,494	376,717
DIRECTV (a)	1,212	105,080
Discovery Communications, Inc. (Series A) (a)(b)	606	20,877
Discovery Communications, Inc. (Series C) (a)	606	20,434
DISH Network Corp. (Class A) (a)	525	38,267
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	187	4,176
Gannett Co., Inc.	575	18,360
John Wiley & Sons, Inc. (Class A)	108	6,398
Liberty Broadband Corp. (Class A) (a)(b)	63	3,156
Liberty Broadband Corp. (Class C) (a)(b)	126	6,277
Liberty Media Corp. (Class A) (a)	253	8,923
Liberty Media Corp. (Class C) (a)	506	17,725
Lions Gate Entertainment Corp. (b)	199	6,372
Live Nation Entertainment, Inc. (a)	333	8,695
Morningstar, Inc.	54	3,494
News Corp. (Class A) (a)	1,288	20,209
Omnicom Group, Inc. (b)	649	50,278
Regal Entertainment Group (Class A) (b)	209	4,464
Scripps Networks Interactive, Inc. (Class A) (b)	270	20,323
Sirius XM Holdings, Inc. (a)	6,140	21,490
Starz (Class A) (a)(b)	292	8,672
The Interpublic Group of Cos., Inc.	1,132	23,512
The Madison Square Garden Co. (Class A) (a)	169	12,719
The Walt Disney Co.	4,362	410,857
Thomson Reuters Corp.	932	37,597
Time Warner Cable, Inc.	718	109,179
Time Warner, Inc.	2,253	192,451
Twenty-First Century Fox, Inc. (Class A) (b)	4,765	183,000
Viacom, Inc. (Class B)	1,101	82,850

		1,957,547

METALS & MINING — 0.5%
Alcoa, Inc.	3,065	48,396
Allegheny Technologies, Inc. (b)	275	9,562
Carpenter Technology Corp. (b)	122	6,009
Cliffs Natural Resources, Inc. (b)	349	2,492
Compass Minerals International, Inc.	88	7,641

See accompanying notes to financial statements.

149

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Freeport-McMoRan, Inc.	2,593	$60,572
Newmont Mining Corp.	1,260	23,814
Nucor Corp.	797	39,093
Reliance Steel & Aluminum Co.	207	12,683
Royal Gold, Inc. (b)	185	11,599
Southern Copper Corp. (b)	392	11,054
Steel Dynamics, Inc.	551	10,877
Tahoe Resources, Inc. (b)	209	2,899
TimkenSteel Corp.	113	4,184
United States Steel Corp. (b)	363	9,707

		260,582

MULTI-UTILITIES — 1.2%
Alliant Energy Corp. (b)	295	19,594
Ameren Corp.	621	28,647
CenterPoint Energy, Inc.	1,110	26,007
CMS Energy Corp. (b)	670	23,282
Consolidated Edison, Inc.	738	48,715
Dominion Resources, Inc.	1,453	111,736
DTE Energy Co.	437	37,744
Integrys Energy Group, Inc.	207	16,115
MDU Resources Group, Inc.	437	10,269
NiSource, Inc.	809	34,318
PG&E Corp.	1,128	60,055
Public Service Enterprise Group, Inc.	1,272	52,674
SCANA Corp. (b)	347	20,959
Sempra Energy	608	67,707
TECO Energy, Inc. (b)	538	11,024
Vectren Corp.	209	9,662
Wisconsin Energy Corp. (b)	575	30,325

		608,833

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (b)	143	5,723
Dillard’s, Inc. (Class A) (b)	65	8,137
Dollar General Corp. (a)	748	52,884
Dollar Tree, Inc. (a)	558	39,272
Family Dollar Stores, Inc.	244	19,327
J.C. Penney Co., Inc. (a)(b)	759	4,918
Kohl’s Corp. (b)	561	34,243
Macy’s, Inc. (b)	863	56,742
Nordstrom, Inc.	362	28,739
Sears Holdings Corp. (a)(b)	112	3,694
Target Corp.	1,612	122,367

		376,046

OIL, GAS & CONSUMABLE FUELS — 6.5%
Anadarko Petroleum Corp.	1,256	103,620
Antero Resources Corp. (a)(b)	112	4,545
Apache Corp.	977	61,229
Cabot Oil & Gas Corp.	1,052	31,150
California Resources Corp. (a)	806	4,441
Cheniere Energy, Inc. (a)	604	42,522
Chesapeake Energy Corp. (b)	1,440	28,181
Chevron Corp.	4,805	539,025
Cimarex Energy Co.	212	22,472
Cobalt International Energy, Inc. (a)	708	6,294
Concho Resources, Inc. (a)	262	26,135
ConocoPhillips	3,072	212,152
CONSOL Energy, Inc. (b)	541	18,291
Continental Resources, Inc. (a)(b)	212	8,132
CVR Energy, Inc. (b)	40	1,548
Denbury Resources, Inc. (b)	944	7,675
Devon Energy Corp.	1,007	61,638
Energen Corp.	177	11,286
EOG Resources, Inc.	1,366	125,768
EP Energy Corp. (Class A) (a)(b)	88	919
EQT Corp.	388	29,372
Exxon Mobil Corp.	10,844	1,002,528
Golar LNG, Ltd. (b)	112	4,085
Gulfport Energy Corp. (a)	200	8,348
Hess Corp.	670	49,459
HollyFrontier Corp.	496	18,590
Kinder Morgan, Inc. (b)	3,378	142,923
Kosmos Energy, Ltd. (a)	254	2,131
Laredo Petroleum, Inc. (a)(b)	108	1,118
Marathon Oil Corp.	1,794	50,752
Marathon Petroleum Corp.	647	58,398
Memorial Resource Development Corp. (a)	100	1,803
Murphy Oil Corp. (b)	486	24,553
Newfield Exploration Co. (a)	344	9,329
Noble Energy, Inc.	901	42,734
Oasis Petroleum, Inc. (a)(b)	232	3,837
Occidental Petroleum Corp.	2,017	162,590
ONEOK, Inc. (b)	525	26,140
PBF Energy, Inc.	66	1,758
Peabody Energy Corp. (b)	727	5,627
Phillips 66	1,445	103,606
Pioneer Natural Resources Co.	346	51,502
QEP Resources, Inc.	462	9,342
Range Resources Corp.	408	21,808
Rice Energy, Inc. (a)(b)	188	3,942
SandRidge Energy, Inc. (a)(b)	1,244	2,264
SM Energy Co. (b)	177	6,829
Southwestern Energy Co. (a)(b)	884	24,124
Spectra Energy Corp. (b)	1,672	60,694
Targa Resources Corp.	99	10,499
Teekay Corp. (b)	100	5,089
Tesoro Corp.	331	24,610
The Williams Cos., Inc.	1,926	86,554
Ultra Petroleum Corp. (a)(b)	385	5,067
Valero Energy Corp.	1,365	67,567
Whiting Petroleum Corp. (a)	416	13,728
World Fuel Services Corp. (b)	187	8,776
WPX Energy, Inc. (a)	506	5,885

		3,474,984

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	175	7,039
International Paper Co.	1,093	58,563
Weyerhaeuser Co.	1,369	49,133

		114,735

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (b)	1,090	10,235
Coty, Inc. (Class A) (a)(b)	216	4,463
Herbalife, Ltd. (b)	216	8,143
Nu Skin Enterprises, Inc. (Class A) (b)	142	6,205

See accompanying notes to financial statements.

150

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

The Estee Lauder Cos., Inc. (Class A)	578	$44,044

		73,090

PHARMACEUTICALS — 5.6%
AbbVie, Inc.	3,976	260,189
Actavis PLC (a)(b)	651	167,574
Allergan, Inc.	744	158,167
Bristol-Myers Squibb Co.	4,220	249,106
Eli Lilly & Co.	2,484	171,371
Endo International PLC (a)(b)	383	27,622
Hospira, Inc. (a)	419	25,664
Jazz Pharmaceuticals PLC (a)(b)	134	21,940
Johnson & Johnson	7,126	745,166
Mallinckrodt PLC (a)(b)	258	25,550
Merck & Co., Inc.	7,373	418,713
Mylan, Inc. (a)(b)	955	53,833
Perrigo Co. PLC (b)	349	58,339
Pfizer, Inc.	16,115	501,982
Salix Pharmaceuticals, Ltd. (a)	155	17,816
Zoetis, Inc.	1,259	54,175

		2,957,207

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	109	13,185
Equifax, Inc. (b)	300	24,261
IHS, Inc. (Class A) (a)	168	19,132
ManpowerGroup, Inc.	208	14,179
Nielsen NV	668	29,880
Robert Half International, Inc.	381	22,243
Towers Watson & Co. (Class A) (b)	155	17,541
Verisk Analytics, Inc. (Class A) (a)(b)	385	24,659

		165,080

REAL ESTATE INVESTMENT TRUSTS — 3.2%
Alexandria Real Estate Equities, Inc.	175	15,529
American Campus Communities, Inc.	249	10,299
American Capital Agency Corp. (b)	797	17,398
American Homes 4 Rent (Class A)	232	3,951
American Realty Capital Properties, Inc.	2,309	20,896
American Tower Corp.	991	97,960
Annaly Capital Management, Inc.	2,381	25,739
Apartment Investment & Management Co. (Class A)	329	12,222
AvalonBay Communities, Inc. (b)	330	53,919
BioMed Realty Trust, Inc. (b)	474	10,210
Boston Properties, Inc.	385	49,546
Brandywine Realty Trust	396	6,328
Brixmor Property Group, Inc.	121	3,006
Camden Property Trust	207	15,285
CBL & Associates Properties, Inc. (b)	409	7,943
Chimera Investment Corp.	2,582	8,211
Columbia Property Trust, Inc.	329	8,340
Corporate Office Properties Trust	220	6,241
Corrections Corp. of America (b)	291	10,575
Crown Castle International Corp.	848	66,738
DDR Corp.	789	14,486
Digital Realty Trust, Inc.	322	21,349
Douglas Emmett, Inc.	363	10,309
Duke Realty Corp.	745	15,049
Equity Commonwealth	300	7,701
Equity Lifestyle Properties, Inc.	219	11,289
Equity Residential	901	64,728
Essex Property Trust, Inc. (b)	164	33,882
Extra Space Storage, Inc. (b)	250	14,660
Federal Realty Investment Trust (b)	177	23,622
Gaming and Leisure Properties, Inc.	211	6,191
General Growth Properties, Inc.	1,484	41,745
HCP, Inc.	1,129	49,710
Health Care REIT, Inc.	802	60,687
Healthcare Trust of America, Inc. (Class A) (b)	351	9,456
Home Properties, Inc.	133	8,725
Hospitality Properties Trust	352	10,912
Host Hotels & Resorts, Inc.	1,896	45,068
Iron Mountain, Inc. (b)	469	18,131
Kilroy Realty Corp. (b)	215	14,850
Kimco Realty Corp.	1,020	25,643
Lamar Advertising Co. (Class A)	179	9,602
Liberty Property Trust	360	13,547
MFA Financial, Inc.	902	7,207
Mid-America Apartment Communities, Inc.	217	16,206
National Retail Properties, Inc. (b)	294	11,575
NorthStar Realty Finance Corp.	442	7,770
OMEGA Healthcare Investors, Inc.	299	11,682
Outfront Media, Inc.	403	10,816
Paramount Group, Inc. (a)	300	5,577
Piedmont Office Realty Trust, Inc. (Class A)	415	7,819
Plum Creek Timber Co., Inc.	412	17,629
Post Properties, Inc.	132	7,758
ProLogis, Inc.	1,230	52,927
Public Storage	363	67,101
Rayonier, Inc. (b)	308	8,605
Realty Income Corp. (b)	579	27,624
Regency Centers Corp.	226	14,414
Retail Properties of America, Inc. (Class A)	684	11,416
Senior Housing Properties Trust (b)	504	11,143
Simon Property Group, Inc.	780	142,046
SL Green Realty Corp. (b)	236	28,089
Spirit Realty Capital, Inc.	878	10,439
Starwood Property Trust, Inc. (b)	519	12,062
Tanger Factory Outlet Centers, Inc.	241	8,907
Taubman Centers, Inc.	170	12,991
The Macerich Co. (b)	354	29,527
Two Harbors Investment Corp.	935	9,369
UDR, Inc.	591	18,215
Ventas, Inc. (b)	733	52,556
Vornado Realty Trust	473	55,677
Washington Prime Group, Inc. (b)	390	6,716
Weingarten Realty Investors (b)	347	12,117
WP Carey, Inc. (b)	251	17,595

		1,695,253

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	702	24,043
Forest City Enterprises, Inc. (Class A) (a)	396	8,435
Jones Lang LaSalle, Inc.	107	16,043

See accompanying notes to financial statements.

151

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Realogy Holdings Corp. (a)	315	$14,014
The Howard Hughes Corp. (a)	99	12,912

		75,447

ROAD & RAIL — 1.1%
AMERCO, Inc.	22	6,254
Avis Budget Group, Inc. (a)	274	18,174
Con-way, Inc.	143	7,033
CSX Corp.	2,562	92,821
Genesee & Wyoming, Inc. (Class A) (a)	106	9,532
Hertz Global Holdings, Inc. (a)	1,098	27,384
J.B. Hunt Transport Services, Inc. (b)	226	19,040
Kansas City Southern (b)	276	33,680
Landstar System, Inc. (b)	120	8,704
Norfolk Southern Corp.	791	86,702
Old Dominion Freight Line, Inc. (a)	174	13,509
Ryder Systems, Inc. (b)	132	12,256
Union Pacific Corp.	2,276	271,140

		606,229

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Micro Devices, Inc. (a)(b)	1,520	4,058
Altera Corp.	805	29,737
Analog Devices, Inc.	779	43,250
Applied Materials, Inc.	2,969	73,988
Atmel Corp. (a)	1,075	9,025
Avago Technologies, Ltd.	617	62,064
Broadcom Corp. (Class A)	1,327	57,499
Cree, Inc. (a)(b)	281	9,054
First Solar, Inc. (a)(b)	157	7,001
Freescale Semiconductor, Ltd. (a)(b)	154	3,885
Intel Corp. (b)	12,475	452,718
KLA-Tencor Corp.	418	29,394
Lam Research Corp. (b)	410	32,529
Linear Technology Corp.	538	24,533
Marvell Technology Group, Ltd.	994	14,413
Maxim Integrated Products, Inc.	726	23,138
Microchip Technology, Inc. (b)	483	21,788
Micron Technology, Inc. (a)	2,643	92,531
NVIDIA Corp.	1,446	28,992
ON Semiconductor Corp. (a)	1,046	10,596
Skyworks Solutions, Inc.	518	37,664
SunEdison, Inc. (a)(b)	662	12,916
SunPower Corp. (a)(b)	116	2,996
Teradyne, Inc.	485	9,598
Texas Instruments, Inc.	2,679	143,233
Xilinx, Inc.	655	28,355

		1,264,955

SOFTWARE — 3.9%
Activision Blizzard, Inc.	1,213	24,442
Adobe Systems, Inc. (a)	1,255	91,239
Ansys, Inc. (a)(b)	242	19,844
Autodesk, Inc. (a)	560	33,634
CA, Inc.	821	25,000
Cadence Design Systems, Inc. (a)(b)	666	12,634
CDK Global, Inc.	407	16,589
Citrix Systems, Inc. (a)	385	24,563
Electronic Arts, Inc. (a)	762	35,825
FactSet Research Systems, Inc. (b)	111	15,623
FireEye, Inc. (a)(b)	260	8,211
Fortinet, Inc. (a)(b)	336	10,302
Informatica Corp. (a)	276	10,525
Intuit, Inc.	738	68,036
Microsoft Corp.	20,862	969,040
NetSuite, Inc. (a)(b)	89	9,716
Nuance Communications, Inc. (a)(b)	653	9,318
Oracle Corp.	8,303	373,386
PTC, Inc. (a)	327	11,985
Red Hat, Inc. (a)	477	32,980
Rovi Corp. (a)(b)	266	6,009
Salesforce.com, Inc. (a)	1,547	91,753
ServiceNow, Inc. (a)	380	25,783
SolarWinds, Inc. (a)	170	8,471
Solera Holdings, Inc.	185	9,468
Splunk, Inc. (a)	267	15,740
Symantec Corp.	1,744	44,742
Synopsys, Inc. (a)	366	15,910
Tableau Software, Inc. (Class A) (a)(b)	119	10,086
VMware, Inc. (Class A) (a)(b)	212	17,494
Workday, Inc. (Class A) (a)(b)	204	16,648
Zynga, Inc. (Class A) (a)(b)	1,480	3,937

		2,068,933

SPECIALTY RETAIL — 2.5%
Aaron’s, Inc.	185	5,655
Abercrombie & Fitch Co. (Class A) (b)	193	5,528
Advance Auto Parts, Inc. (b)	191	30,422
Ascena Retail Group, Inc. (a)(b)	318	3,994
AutoNation, Inc. (a)	127	7,672
AutoZone, Inc. (a)	79	48,910
Bed Bath & Beyond, Inc. (a)(b)	461	35,114
Best Buy Co., Inc.	712	27,754
Cabela’s, Inc. (a)(b)	122	6,431
CarMax, Inc. (a)(b)	584	38,883
Chico’s FAS, Inc.	409	6,630
CST Brands, Inc. (b)	159	6,934
Dick’s Sporting Goods, Inc.	212	10,526
DSW, Inc. (Class A)	177	6,602
Foot Locker, Inc. (b)	374	21,011
GameStop Corp. (Class A) (b)	296	10,005
GNC Holdings, Inc. (Class A)	245	11,505
L Brands, Inc.	592	51,238
Lowe’s Cos., Inc.	2,539	174,683
Murphy USA, Inc. (a)	120	8,263
O’Reilly Automotive, Inc. (a)(b)	274	52,778
Penske Automotive Group, Inc.	108	5,300
PetSmart, Inc.	255	20,730
Ross Stores, Inc.	534	50,335
Sally Beauty Holdings, Inc. (a)	426	13,095
Signet Jewelers, Ltd.	201	26,446
Staples, Inc.	1,663	30,134
The Gap, Inc.	700	29,477
The Home Depot, Inc.	3,438	360,887
The Michaels Cos., Inc. (a)(b)	100	2,473
Tiffany & Co. (b)	283	30,241
TJX Cos., Inc.	1,797	123,238
Tractor Supply Co.	350	27,587

See accompanying notes to financial statements.

152

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Ulta Salon Cosmetics & Fragrance, Inc. (a)	166	$21,221
Urban Outfitters, Inc. (a)(b)	273	9,590
Williams-Sonoma, Inc.	257	19,450

		1,340,742

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
3D Systems Corp. (a)(b)	268	8,809
Apple, Inc.	15,195	1,677,224
Diebold, Inc. (b)	165	5,716
EMC Corp.	5,258	156,373
Hewlett-Packard Co.	4,763	191,139
Lexmark International, Inc. (Class A) (b)	152	6,273
NCR Corp. (a)	410	11,947
NetApp, Inc.	800	33,160
SanDisk Corp. (b)	594	58,200
Stratasys, Ltd. (a)(b)	131	10,888
Western Digital Corp.	534	59,114

		2,218,843

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	146	12,747
Coach, Inc. (b)	709	26,630
Deckers Outdoor Corp. (a)(b)	88	8,012
Fossil Group, Inc. (a)	107	11,849
Hanesbrands, Inc.	251	28,017
Kate Spade & Co. (a)	329	10,531
Michael Kors Holdings, Ltd. (a)	525	39,427
NIKE, Inc. (Class B)	1,771	170,282
PVH Corp.	206	26,403
Ralph Lauren Corp.	150	27,774
Under Armour, Inc. (Class A) (a)(b)	424	28,790
V.F. Corp.	881	65,987

		456,449

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,330	13,460
Nationstar Mortgage Holdings, Inc. (a)(b)	55	1,551
New York Community Bancorp, Inc. (b)	1,076	17,216
Ocwen Financial Corp. (a)(b)	240	3,624
People’s United Financial, Inc. (b)	819	12,432
TFS Financial Corp.	197	2,932

		51,215

TOBACCO — 1.3%
Altria Group, Inc.	5,038	248,222
Lorillard, Inc.	950	59,793
Philip Morris International, Inc.	3,992	325,148
Reynolds American, Inc.	803	51,609

		684,772

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	183	6,279
Fastenal Co. (b)	742	35,290
GATX Corp. (b)	121	6,962
HD Supply Holdings, Inc. (a)	224	6,606
MRC Global, Inc. (a)	213	3,227
MSC Industrial Direct Co., Inc. (Class A)	115	9,344
NOW, Inc. (a)(b)	270	6,947
United Rentals, Inc. (a)	256	26,115
Veritiv Corp. (a)(b)	20	1,037
W.W. Grainger, Inc. (b)	150	38,233
WESCO International, Inc. (a)(b)	110	8,383

		148,423

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	439	23,399
Aqua America, Inc. (b)	440	11,748

		35,147

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
SBA Communications Corp. (Class A) (a)	305	33,782
Sprint Corp. (a)(b)	1,912	7,935
T-Mobile US, Inc. (a)	650	17,511
Telephone & Data Systems, Inc.	240	6,060
US Cellular Corp. (a)(b)	33	1,314

		66,602

TOTAL COMMON STOCKS —
(Cost $39,094,135)		53,019,839

RIGHTS — 0.0% (d)
MEDIA — 0.0% (d)
Liberty Broadband Corp. (expiring 01/9/15) (a) (Cost $0)	38	361

SHORT TERM INVESTMENTS — 9.7%
MONEY MARKET FUNDS — 9.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,105,732	5,105,732
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	61,613	61,613

TOTAL SHORT TERM INVESTMENT —
(Cost $5,167,345)		5,167,345

TOTAL INVESTMENTS — 109.5% (h)
(Cost $44,261,480)		58,187,545
OTHER ASSETS & LIABILITIES — (9.5)%		(5,038,289)

NET ASSETS — 100.0%		$53,149,256

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

153

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	1,854	$51,504
Aerovironment, Inc. (a)	934	25,451
American Science & Engineering, Inc. (b)	427	22,161
Astronics Corp. (a)	780	43,142
Astronics Corp. (Class B) (a)(b)	109	6,060
Cubic Corp.	1,006	52,956
Curtiss-Wright Corp.	2,346	165,604
DigitalGlobe, Inc. (a)	3,740	115,828
Ducommun, Inc. (a)	528	13,348
Engility Holdings, Inc. (a)	864	36,979
Erickson, Inc. (a)	144	1,201
Esterline Technologies Corp. (a)	1,535	168,359
GenCorp, Inc. (a)(b)	2,737	50,087
HEICO Corp. (b)	3,198	193,159
Kratos Defense & Security Solutions, Inc. (a)	2,210	11,094
LMI Aerospace, Inc. (a)(b)	526	7,417
Moog, Inc. (Class A) (a)	1,997	147,838
National Presto Industries, Inc. (b)	240	13,930
Orbital Sciences Corp. (a)	2,817	75,749
Sparton Corp. (a)	503	14,255
Taser International, Inc. (a)	2,568	68,001
Teledyne Technologies, Inc. (a)	1,801	185,035
The Keyw Holding Corp. (a)(b)	1,611	16,722

		1,485,880

AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)(b)	2,649	22,675
Atlas Air Worldwide Holdings, Inc. (a)(b)	1,217	59,998
Echo Global Logistics, Inc. (a)(b)	1,228	35,858
Forward Air Corp.	1,512	76,159
HUB Group, Inc. (Class A) (a)	1,770	67,402
Park-Ohio Holdings Corp.	432	27,229
UTI Worldwide, Inc. (a)(b)	4,635	55,945
XPO Logistics, Inc. (a)(b)	2,600	106,288

		451,554

AIRLINES — 0.5%
Allegiant Travel Co.	668	100,420
Hawaiian Holdings, Inc. (a)	2,169	56,503
JetBlue Airways Corp. (a)	11,993	190,209
Republic Airways Holdings, Inc. (a)	2,493	36,373
SkyWest, Inc. (b)	2,664	35,378
Virgin America, Inc. (a)	740	32,005

		450,888

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	3,427	77,416
Cooper Tire & Rubber Co.	2,803	97,124
Cooper-Standard Holding, Inc. (a)(b)	651	37,680
Dana Holding Corp.	8,234	179,007
Dorman Products, Inc. (a)(b)	1,246	60,144
Drew Industries, Inc. (a)	1,150	58,731
Federal-Mogul Holdings Corp. (a)(b)	1,372	22,076
Fox Factory Holding Corp. (a)	458	7,433
Fuel Systems Solutions, Inc. (a)(b)	722	7,899
Gentherm, Inc. (a)	1,683	61,631
Modine Manufacturing Co. (a)	2,397	32,599
Motorcar Parts of America, Inc. (a)	720	22,385
Remy International, Inc. (b)	695	14,539
Shiloh Industries, Inc. (a)	264	4,153
Spartan Motors, Inc.	1,751	9,210
Standard Motor Products, Inc.	1,033	39,378
Stoneridge, Inc. (a)	1,467	18,866
Strattec Security Corp. (b)	168	13,873
Superior Industries International, Inc. (b)	1,179	23,332
Tenneco, Inc. (a)	2,923	165,471
Tower International, Inc. (a)	985	25,167

		978,114

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc.	1,462	31,813

BANKS — 7.7%
1st Source Corp. (b)	790	27,105
American National Bankshares, Inc. (b)	412	10,222
Ameris Bancorp	1,150	29,486
Ames National Corp.	523	13,567
Arrow Financial Corp. (b)	532	14,625
Banc of California, Inc.	1,347	15,450
Bancfirst Corp. (b)	379	24,025
Banco Latinoamericano de Comercio Exterior SA (b)	1,509	45,421
BancorpSouth, Inc. (b)	4,505	101,408
Bank of Kentucky Financial Corp.	312	15,060
Bank of Marin Bancorp (b)	243	12,779
Bank of the Ozarks, Inc. (b)	3,823	144,968
Banner Corp.	987	42,461
BBCN Bancorp, Inc.	4,039	58,081
Blue Hills Bancorp, Inc. (a)	1,336	18,143
BNC Bancorp	887	15,265
Boston Private Financial Holdings, Inc. (b)	4,064	54,742
Bridge Bancorp, Inc. (b)	407	10,887
Bridge Capital Holdings (a)(b)	480	10,742
Bryn Mawr Bank Corp. (b)	671	21,002
Camden National Corp. (b)	403	16,055
Capital Bank Financial Corp. (Class A) (a)(b)	1,105	29,614
Capital City Bank Group, Inc. (b)	672	10,443
Cardinal Financial Corp.	1,483	29,408
Cascade Bancorp (a)	1,514	7,858
Cathay General Bancorp	3,955	101,208
Centerstate Banks, Inc. (b)	1,394	16,603
Central Pacific Financial Corp.	817	17,565
Century Bancorp, Inc. (Class A)	168	6,730
Chemical Financial Corp.	1,463	44,826
Citizens & Northern Corp. (b)	643	13,291
City Holding Co.	795	36,991
CNB Financial Corp. (b)	695	12,857
CoBiz Financial, Inc. (b)	1,794	23,555
Columbia Banking System, Inc.	2,565	70,820

See accompanying notes to financial statements.

154

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Community Bank System, Inc.	2,035	$77,595
Community Trust Bancorp, Inc. (b)	765	28,007
CommunityOne Bancorp (a)	523	5,988
ConnectOne Bancorp, Inc.	1,199	22,781
CU Bancorp (a)(b)	478	10,368
Customers Bancorp, Inc. (a)(b)	1,032	20,083
CVB Financial Corp. (b)	5,091	81,558
Eagle Bancorp, Inc. (a)	1,131	40,173
Enterprise Bancorp, Inc.	360	9,090
Enterprise Financial Services Corp. (b)	867	17,106
F.N.B. Corp.	8,461	112,700
FCB Financial Holdings, Inc. (Class A) (a)	402	9,905
Fidelity Southern Corp.	739	11,905
Financial Institutions, Inc.	715	17,982
First Bancorp (b)	988	18,248
First Bancorp, Inc. (b)	499	9,027
First BanCorp- Puerto Rico (a)(b)	5,003	29,368
First Busey Corp. (b)	3,702	24,100
First Business Financial Services, Inc. (b)	191	9,151
First Citizens BancShares, Inc. (Class A)	363	91,763
First Commonwealth Financial Corp. (b)	4,231	39,010
First Community Bancshares, Inc. (b)	982	16,174
First Connecticut Bancorp, Inc. (b)	891	14,541
First Financial Bancorp	2,976	55,324
First Financial Bankshares, Inc. (b)	3,038	90,775
First Financial Corp. (b)	579	20,624
First Interstate Bancsystem, Inc.	886	24,648
First Merchants Corp.	1,563	35,558
First Midwest Bancorp, Inc.	3,631	62,126
First NBC Bank Holding Co. (a)(b)	720	25,344
FirstMerit Corp.	7,945	150,081
Flushing Financial Corp.	1,606	32,554
German American Bancorp, Inc. (b)	646	19,716
Glacier Bancorp, Inc.	3,701	102,777
Great Southern Bancorp, Inc.	531	21,065
Great Western Bancorp, Inc. (a)	888	20,237
Guaranty Bancorp (b)	747	10,787
Hampton Roads Bankshares, Inc. (a)	1,726	2,900
Hancock Holding Co.	3,956	121,449
Hanmi Financial Corp.	1,586	34,591
Heartland Financial USA, Inc.	739	20,027
Heritage Commerce Corp. (b)	1,078	9,519
Heritage Financial Corp.	1,467	25,746
Heritage Oaks Bancorp	915	7,677
Hilltop Holdings, Inc. (a)	3,403	67,890
Home Bancshares, Inc. (b)	2,600	83,616
HomeTrust Bancshares, Inc. (a)(b)	1,078	17,959
Horizon Bancorp (b)	427	11,162
Hudson Valley Holding Corp.	711	19,311
IBERIABANK Corp. (b)	1,509	97,859
Independent Bank Corp.	1,100	14,355
Independent Bank Corp.-Massachusetts	1,195	51,158
Independent Bank Group, Inc. (b)	433	16,913
International Bancshares Corp.	2,709	71,897
Investors Bancorp, Inc. (b)	17,213	193,216
Lakeland Bancorp, Inc.	1,915	22,405
Lakeland Financial Corp.	842	36,602
LegacyTexas Financial Group, Inc.	2,043	48,726
Macatawa Bank Corp. (b)	1,155	6,283
MainSource Financial Group, Inc. (b)	1,054	22,050
MB Financial, Inc.	3,203	105,251
Mercantile Bank Corp. (b)	813	17,089
Merchants Bancshares, Inc.	312	9,557
Metro Bancorp, Inc. (a)(b)	723	18,740
MidSouth Bancorp, Inc. (b)	408	7,075
MidWestOne Financial Group, Inc.	336	9,680
National Bankshares, Inc.	363	11,032
National Penn Bancshares, Inc.	5,979	62,929
NBT Bancorp, Inc. (b)	2,108	55,377
NewBridge Bancorp (a)(b)	1,083	9,433
Northrim BanCorp, Inc.	334	8,764
OFG Bancorp	2,353	39,177
Old Line Bancshares, Inc.	406	6,423
Old National Bancorp	5,785	86,081
Opus Bank (a)(b)	259	7,348
Pacific Continental Corp.	935	13,258
Pacific Premier Bancorp, Inc. (a)	820	14,211
Palmetto Bancshares, Inc.	216	3,607
Park National Corp. (b)	651	57,600
Park Sterling Corp.	2,289	16,824
Peapack Gladstone Financial Corp.	361	6,700
Penns Woods Bancorp, Inc.	240	11,822
Peoples Bancorp, Inc. (b)	555	14,391
Peoples Financial Services Corp.	363	18,034
Pinnacle Financial Partners, Inc.	1,799	71,132
Preferred Bank (b)	602	16,790
PrivateBancorp, Inc.	3,450	115,230
Prosperity Bancshares, Inc.	3,344	185,124
Renasant Corp.	1,535	44,408
Republic Bancorp, Inc. (Class A)	480	11,866
Republic First Bancorp, Inc. (a)	1,485	5,569
S&T Bancorp, Inc. (b)	1,511	45,043
Sandy Spring Bancorp, Inc.	1,252	32,652
Seacoast Banking Corp. of Florida (a)(b)	652	8,965
Sierra Bancorp (b)	627	11,010
Simmons First National Corp. (Class A)	862	35,040
South State Corp.	1,107	74,258
Southside Bancshares, Inc.	1,422	41,110
Southwest Bancorp, Inc.	988	17,152
Square 1 Financial, Inc. (Class A) (a)	336	8,299
State Bank Financial Corp.	1,630	32,567
Sterling Bancorp	4,253	61,158
Stock Yards Bancorp, Inc. (b)	691	23,038
Stonegate Bank	480	14,218
Suffolk Bancorp	595	13,512
Sun Bancorp, Inc. (a)	406	7,876
Susquehanna Bancshares, Inc.	8,758	117,620
Talmer Bancorp, Inc. (Class A)	911	12,790
Texas Capital Bancshares, Inc. (a)(b)	2,205	119,798
The Bancorp, Inc. (a)	1,678	18,273
The First of Long Island Corp.	620	17,589

See accompanying notes to financial statements.

155

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

The National Bank Holdings Corp. (Class A)	1,792	$34,783
Tompkins Financial Corp. (b)	719	39,761
TowneBank (b)	1,250	18,900
Trico Bancshares	1,050	25,935
Tristate Capital Holdings, Inc. (a)	1,057	10,824
Trustmark Corp.	3,128	76,761
UMB Financial Corp.	1,794	102,061
Umpqua Holdings Corp. (b)	8,014	136,318
Union Bankshares Corp.	2,062	49,653
United Bankshares, Inc. (b)	3,248	121,638
United Community Banks, Inc. (b)	2,520	47,729
Univest Corp. of Pennsylvania	864	17,487
Valley National Bancorp	10,939	106,218
Washington Trust Bancorp, Inc. (b)	719	28,889
Webster Financial Corp. (b)	4,348	141,440
WesBanco, Inc.	1,300	45,240
West Bancorporation, Inc. (b)	700	11,914
Westamerica Bancorporation (b)	1,270	62,255
Western Alliance Bancorp (a)	3,766	104,695
Wilshire Bancorp, Inc. (b)	3,680	37,278
Wintrust Financial Corp.	2,241	104,789
Yadkin Financial Corp. (a)	866	17,017

		6,628,888

BEVERAGES — 0.2%
Coca-Cola Hellenic Bottling Co.	261	22,976
Craft Brew Alliance, Inc. (a)	528	7,044
National Beverage Corp. (a)	579	13,097
The Boston Beer Co., Inc. (Class A) (a)	412	119,290

		162,407

BIOTECHNOLOGY — 5.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	3,881	123,222
Acceleron Pharma, Inc. (a)(b)	793	30,895
Achillion Pharmaceuticals, Inc. (a)	4,670	57,207
Acorda Therapeutics, Inc. (a)(b)	2,037	83,252
Actinium Pharmaceuticals, Inc. (a)	914	5,383
Aegerion Pharmaceuticals, Inc. (a)(b)	1,468	30,740
Agenus, Inc. (a)(b)	2,996	11,894
Agios Pharmaceuticals, Inc. (a)	706	79,100
Akebia Therapeutics, Inc. (a)(b)	380	4,423
Alder Biopharmaceuticals, Inc. (a)	385	11,200
AMAG Pharmaceuticals, Inc. (a)(b)	1,084	46,200
Anacor Pharmaceuticals, Inc. (a)	1,694	54,632
Applied Genetic Technologies Corp. (a)	236	4,961
Arena Pharmaceuticals, Inc. (a)(b)	11,112	38,559
ARIAD Pharmaceuticals, Inc. (a)(b)	7,920	54,410
Array BioPharma, Inc. (a)(b)	5,671	26,824
Arrowhead Research Corp. (a)(b)	2,495	18,413
Atara Biotherapeutics, Inc. (a)	277	7,410
Auspex Pharmaceuticals, Inc. (a)	380	19,942
Avalanche Biotechnologies, Inc. (a)	402	21,708
BioCryst Pharmaceuticals, Inc. (a)	3,377	41,064
BioSpecifics Technologies Corp. (a)	100	3,862
Biotime, Inc. (a)(b)	1,533	5,718
Bluebird Bio, Inc. (a)	1,050	96,306
Calithera Biosciences, Inc. (a)	386	7,797
Cara Therapeutics, Inc. (a)	283	2,822
Celldex Therapeutics, Inc. (a)(b)	4,275	78,019
Cellular Dynamics International, Inc. (a)	1,805	585
Cepheid, Inc. (a)(b)	3,332	180,394
ChemoCentryx, Inc. (a)(b)	1,199	8,189
Chimerix, Inc. (a)	1,294	52,096
Clovis Oncology, Inc. (a)(b)	1,180	66,080
CTI BioPharma Corp. (a)(b)	5,089	12,010
Cytokinetics, Inc. (a)(b)	961	7,698
Cytori Therapeutics, Inc. (a)(b)	3,141	1,535
CytRx Corp. (a)(b)	2,684	7,354
Dicerna Pharmaceuticals, Inc. (a)(b)	188	3,096
Durata Therapeutics, Inc. (a)(d)	580	673
Dyax Corp. (a)(b)	6,742	94,793
Dynavax Technologies Corp. (a)	1,493	25,172
Eleven Biotherapeutics, Inc. (a)(b)	236	2,804
Emergent Biosolutions, Inc. (a)(b)	1,372	37,360
Enanta Pharmaceuticals, Inc. (a)	501	25,476
Epizyme, Inc. (a)(b)	620	11,699
Esperion Therapeutics, Inc. (a)(b)	287	11,606
Exact Sciences Corp. (a)(b)	4,039	110,830
Exelixis, Inc. (a)(b)	10,318	14,858
FibroGen, Inc. (a)	449	12,276
Five Prime Therapeutics, Inc. (a)	835	22,545
Flexion Therapeutics, Inc. (a)(b)	238	4,805
Foundation Medicine, Inc. (a)(b)	673	14,954
Galectin Therapeutics, Inc. (a)(b)	862	2,991
Galena Biopharma, Inc. (a)(b)	4,830	7,293
Genocea Biosciences, Inc. (a)(b)	194	1,358
Genomic Health, Inc. (a)(b)	859	27,462
Geron Corp. (a)	7,805	25,366
Halozyme Therapeutics, Inc. (a)(b)	4,897	47,256
Heron Therapeutics, Inc. (a)(b)	841	8,460
Hyperion Therapeutics, Inc. (a)	790	18,960
Idera Pharmaceuticals, Inc. (a)(b)	2,899	12,785
Immune Design Corp. (a)	342	10,527
ImmunoGen, Inc. (a)(b)	4,315	26,322
Immunomedics, Inc. (a)(b)	3,523	16,910
Infinity Pharmaceuticals, Inc. (a)	2,443	41,262
Inovio Pharmaceuticals, Inc. (a)(b)	2,898	26,604
Insmed, Inc. (a)	2,591	40,083
Insys Therapeutics, Inc. (a)	483	20,363
Intrexon Corp. (a)(b)	1,722	47,407
Ironwood Pharmaceuticals, Inc. (a)(b)	5,815	89,086
Isis Pharmaceuticals, Inc. (a)(b)	5,647	348,646
Karyopharm Therapeutics, Inc. (a)(b)	555	20,774
Keryx Biopharmaceuticals, Inc. (a)(b)	4,481	63,406
Kindred Biosciences, Inc. (a)	385	2,868
Kite Pharma, Inc. (a)	402	23,183
KYTHERA Biopharmaceuticals, Inc. (a)(b)	840	29,131
Lexicon Pharmaceuticals, Inc. (a)(b)	11,622	10,575
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	1,003	53,370
MacroGenics, Inc. (a)	957	33,562
MannKind Corp. (a)(b)	10,964	57,177
Merrimack Pharmaceuticals, Inc. (a)(b)	5,019	56,715

See accompanying notes to financial statements.

156

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

MiMedx Group, Inc. (a)(b)	4,036	$46,535
Mirati Therapeutics, Inc. (a)	337	6,241
Momenta Pharmaceuticals, Inc. (a)(b)	2,397	28,860
Nanoviricides, Inc. (a)(b)	1,923	5,231
Navidea Biopharmaceuticals, Inc. (a)	5,359	10,129
NeoStem, Inc. (a)(b)	1,131	4,264
Neuralstem, Inc. (a)(b)	3,300	8,976
Neurocrine Biosciences, Inc. (a)	3,811	85,138
NewLink Genetics Corp. (a)(b)	955	37,961
Northwest Biotherapeutics, Inc. (a)(b)	1,705	9,122
Novavax, Inc. (a)(b)	11,484	68,100
NPS Pharmaceuticals, Inc. (a)	5,129	183,464
Ohr Pharmaceutical, Inc. (a)(b)	1,007	8,398
OncoMed Pharmaceuticals, Inc. (a)	601	13,078
Oncothyreon, Inc. (a)	3,401	6,462
Ophthotech Corp. (a)(b)	670	30,063
OPKO Health, Inc. (a)(b)	9,484	94,745
Orexigen Therapeutics, Inc. (a)(b)	5,735	34,754
Organovo Holdings, Inc. (a)(b)	2,999	21,743
Osiris Therapeutics, Inc. (a)(b)	795	12,712
Otonomy, Inc. (a)	402	13,399
OvaScience, Inc. (a)(b)	744	32,900
PDL BioPharma, Inc. (b)	8,135	62,721
Peregrine Pharmaceuticals, Inc. (a)(b)	6,625	9,209
Portola Pharmaceuticals, Inc. (a)	2,117	59,953
Progenics Pharmaceuticals, Inc. (a)(b)	2,576	19,475
Prothena Corp. PLC (a)(b)	1,416	29,396
PTC Therapeutics, Inc. (a)	1,179	61,037
Puma Biotechnology, Inc. (a)	1,120	211,982
Radius Health, Inc. (a)	402	15,642
Raptor Pharmaceutical Corp. (a)(b)	2,974	31,286
Receptos, Inc. (a)(b)	1,058	129,616
Regulus Therapeutics, Inc. (a)(b)	408	6,544
Repligen Corp. (a)(b)	1,587	31,423
Retrophin, Inc. (a)	910	11,138
Rigel Pharmaceuticals, Inc. (a)(b)	4,446	10,092
Sage Therapeutics, Inc. (a)(b)	266	9,736
Sangamo Biosciences, Inc. (a)	3,377	51,364
Sarepta Therapeutics, Inc. (a)(b)	2,065	29,881
Spectrum Pharmaceuticals, Inc. (a)(b)	3,151	21,836
Stemline Therapeutics, Inc. (a)	406	6,926
Sunesis Pharmaceuticals, Inc. (a)	2,826	7,206
Synageva BioPharma Corp. (a)(b)	1,060	98,357
Synergy Pharmaceuticals, Inc. (a)	3,798	11,584
Synta Pharmaceuticals Corp. (a)	3,776	10,006
TESARO, Inc. (a)(b)	932	34,661
TG Therapeutics, Inc. (a)(b)	1,437	22,762
Threshold Pharmaceuticals, Inc. (a)	2,281	7,254
Ultragenyx Pharmaceutical, Inc. (a)(b)	333	14,612
Vanda Pharmaceuticals, Inc. (a)(b)	1,699	24,330
Verastem, Inc. (a)(b)	813	7,431
Versartis, Inc. (a)	335	7,521
Vital Therapies, Inc. (a)	241	6,008
Xencor, Inc. (a)(b)	740	11,870
XOMA Corp. (a)	4,265	15,311
Zafgen, Inc. (a)	342	10,547
ZIOPHARM Oncology, Inc. (a)(b)	2,952	14,967

		4,740,712

BUILDING PRODUCTS — 0.8%
AAON, Inc. (b)	2,154	48,228
Advanced Drainage Systems, Inc. (b)	798	18,338
American Woodmark Corp. (a)	668	27,014
Apogee Enterprises, Inc.	1,442	61,097
Builders FirstSource, Inc. (a)(b)	2,257	15,506
Continental Building Products, Inc. (a)	724	12,836
Gibraltar Industries, Inc. (a)	1,549	25,187
Griffon Corp. (b)	2,089	27,784
Insteel Industries, Inc.	915	21,576
Masonite International Corp. (a)(b)	1,413	86,843
NCI Building Systems, Inc. (a)	1,455	26,947
Norcraft Cos, Inc. (a)	220	4,246
Nortek, Inc. (a)	458	37,249
Patrick Industries, Inc. (a)	307	13,502
PGT, Inc. (a)	2,567	24,720
Ply Gem Holdings, Inc. (a)(b)	672	9,395
Quanex Building Products Corp. (b)	1,894	35,569
Simpson Manufacturing Co., Inc.	2,042	70,653
Trex Co., Inc. (a)(b)	1,531	65,190
Universal Forest Products, Inc.	1,011	53,785

		685,665

CAPITAL MARKETS — 1.5%
Arlington Asset Investment Corp. (Class A) (b)	981	26,104
Ashford, Inc. (a)	42	3,948
BGC Partners, Inc. (Class A)	8,375	76,631
Calamos Asset Management, Inc. (Class A) (b)	1,083	14,426
CIFC Corp. (b)	360	2,977
Cohen & Steers, Inc.	962	40,481
Cowen Group, Inc. (Class A) (a)(b)	4,567	21,922
Diamond Hill Investment Group, Inc. (b)	144	19,878
Evercore Partners, Inc. (Class A)	1,582	82,849
FBR & Co. (a)	434	10,672
Financial Engines, Inc.	2,472	90,352
FXCM, Inc. (Class A)	2,385	39,519
GAMCO Investors, Inc. (Class A)	310	27,571
GFI Group, Inc.	3,390	18,475
Greenhill & Co., Inc. (b)	1,366	59,558
HFF, Inc. (Class A)	1,491	53,557
Intl. FCStone, Inc. (a)	715	14,708
Investment Technology Group, Inc. (a)	1,737	36,164
Janus Capital Group, Inc. (b)	6,966	112,362
KCG Holdings, Inc. (Class A) (a)(b)	2,175	25,339
Ladenburg Thalmann Financial Services, Inc. (a)	5,334	21,069
Manning & Napier, Inc.	700	9,674
Moelis & Co. (Class A)	357	12,470
OM Asset Management PLC (a)	1,169	18,985
Oppenheimer Holdings, Inc. (Class A)	504	11,718
Piper Jaffray Co., Inc. (a)	839	48,737
Pzena Investment Management, Inc. (Class A) (b)	579	5,477
RCS Capital Corp. (Class A) (b)	621	7,601
Safeguard Scientifics, Inc. (a)(b)	1,078	21,366
Silvercrest Asset Management Group, Inc. (Class A)	338	5,290

See accompanying notes to financial statements.

157

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Stifel Financial Corp. (a)	3,191	$162,805
SWS Group, Inc. (a)	1,486	10,268
Virtus Investment Partners, Inc. (b)	338	57,626
Walter Investment Management Corp. (a)(b)	1,891	31,220
Westwood Holdings Group, Inc.	358	22,132
WisdomTree Investments, Inc.	4,973	77,952

		1,301,883

CHEMICALS — 2.2%
A. Schulman, Inc.	1,340	54,310
Advanced Emissions Solutions, Inc. (a)(b)	983	22,403
American Vanguard Corp. (b)	1,462	16,989
Axiall Corp. (b)	3,358	142,614
Balchem Corp. (b)	1,491	99,360
Calgon Carbon Corp. (a)	2,445	50,807
Chase Corp. (b)	335	12,057
Chemtura Corp. (a)	4,110	101,640
Ferro Corp. (a)	3,715	48,146
Flotek Industries, Inc. (a)(b)	2,588	48,473
FutureFuel Corp.	1,126	14,661
H.B. Fuller Co. (b)	2,400	106,872
Hawkins, Inc. (b)	454	19,672
Innophos Holdings, Inc.	1,107	64,704
Innospec, Inc.	1,175	50,173
Intrepid Potash, Inc. (a)(b)	2,779	38,573
KMG Chemicals, Inc.	384	7,680
Koppers Holdings, Inc.	1,077	27,981
Kraton Performance Polymers, Inc. (a)	1,634	33,971
Kronos Worldwide, Inc. (b)	1,004	13,072
Landec Corp. (a)	1,295	17,884
LSB Industries, Inc. (a)	979	30,780
Marrone Bio Innovations, Inc. (a)(b)	95	343
Minerals Technologies, Inc.	1,707	118,551
Olin Corp. (b)	3,800	86,526
OM Group, Inc.	1,632	48,634
Omnova Solutions, Inc. (a)	2,401	19,544
PolyOne Corp.	4,529	171,694
Quaker Chemical Corp.	675	62,127
Rentech, Inc. (a)(b)	11,539	14,539
Senomyx, Inc. (a)(b)	2,042	12,272
Sensient Technologies Corp.	2,377	143,428
Stepan Co.	964	38,637
Trecora Resources (a)	1,030	15,141
Tredegar Corp.	1,270	28,562
Trinseo SA (a)(b)	532	9,283
Tronox, Ltd. (Class A), (Class A)	2,950	70,446
Zep, Inc.	1,156	17,513

		1,880,062

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	2,781	79,676
ACCO Brands Corp. (a)	5,809	52,339
ARC Document Solutions, Inc. (a)	1,845	18,856
Brady Corp. (Class A)	2,325	63,565
Casella Waste Systems, Inc. (Class A) (a)(b)	1,965	7,939
Ceco Environmental Corp. (b)	844	13,116
Cenveo, Inc. (a)(b)	2,720	5,712
Civeo Corp. (b)	4,514	18,552
Deluxe Corp.	2,399	149,338
Ennis, Inc.	1,342	18,077
G & K Services, Inc. (Class A)	987	69,929
Healthcare Services Group, Inc. (b)	3,474	107,451
Heritage-Crystal Clean, Inc. (a)	457	5,635
Herman Miller, Inc.	2,976	87,584
HNI Corp. (b)	2,160	110,290
Innerworkings, Inc. (a)(b)	1,322	10,298
Interface, Inc.	3,382	55,701
Kimball International, Inc. (Class B) (b)	1,608	14,665
Knoll, Inc.	2,456	51,993
Matthews International Corp. (Class A) (b)	1,439	70,036
McGrath Rentcorp (b)	1,270	45,542
Mobile Mini, Inc.	2,241	90,783
MSA Safety, Inc.	1,414	75,069
Multi-Color Corp. (b)	627	34,748
NL Industries, Inc. (a)(b)	336	2,890
Performant Financial Corp. (a)	963	6,404
Quad Graphics, Inc.	1,226	28,149
SP Plus Corp. (a)(b)	772	19,478
Steelcase, Inc. (Class A)	3,968	71,226
Team, Inc. (a)	1,056	42,726
Tetra Tech, Inc.	3,262	87,095
The Brink’s Co. (b)	2,456	59,951
UniFirst Corp.	676	82,100
United Stationers, Inc. (b)	1,971	83,097
US Ecology, Inc. (b)	1,084	43,490
Viad Corp.	1,054	28,100
West Corp.	1,849	61,017

		1,872,617

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	2,708	59,034
Alliance Fiber Optic Products, Inc.	552	8,010
Applied Optoelectronics, Inc. (a)(b)	716	8,034
Aruba Networks, Inc. (a)(b)	5,211	94,736
Bel Fuse, Inc. (Class B)	507	13,861
Black Box Corp.	838	20,028
CalAmp Corp. (a)	1,794	32,830
Calix, Inc. (a)	2,013	20,170
Ciena Corp. (a)(b)	5,068	98,370
Clearfield, Inc. (a)(b)	551	6,783
Comtech Telecommunications Corp.	787	24,806
Digi International, Inc. (a)(b)	1,324	12,300
Emulex Corp. (a)	3,605	20,440
Extreme Networks, Inc. (a)	4,662	16,457
Finisar Corp. (a)	4,989	96,836
Harmonic, Inc. (a)(b)	4,563	31,987
Infinera Corp. (a)(b)	5,909	86,980
InterDigital, Inc. (b)	1,793	94,850
Ixia (a)	2,877	32,366
KVH Industries, Inc. (a)(b)	796	10,069
Netgear, Inc. (a)(b)	1,669	59,383
Numerex Corp. (Class A) (a)(b)	676	7,477
Oclaro, Inc. (a)	4,496	8,003
Parkervision, Inc. (a)(b)	4,338	3,947
Plantronics, Inc.	2,043	108,320

See accompanying notes to financial statements.

158

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Polycom, Inc. (a)	6,649	$89,761
Procera Networks, Inc. (a)(b)	1,051	7,557
Ruckus Wireless, Inc. (a)(b)	3,115	37,442
ShoreTel, Inc. (a)	2,936	21,580
Sonus Networks, Inc. (a)	11,814	46,902
Tessco Technologies, Inc.	285	8,265
Ubiquiti Networks, Inc.	1,436	42,563
ViaSat, Inc. (a)(b)	1,988	125,304

		1,355,451

CONSTRUCTION & ENGINEERING — 0.7%
Aegion Corp. (a)	1,707	31,767
Ameresco, Inc. (Class A) (a)(b)	987	6,909
Argan, Inc. (b)	530	17,829
Comfort Systems USA, Inc.	1,893	32,408
Dycom Industries, Inc. (a)(b)	1,653	58,004
EMCOR Group, Inc.	3,228	143,614
Furmanite Corp. (a)	1,920	15,014
Granite Construction, Inc. (b)	1,886	71,706
Great Lakes Dredge & Dock Corp. (a)	3,045	26,065
Layne Christensen Co. (a)(b)	1,030	9,826
Mastec, Inc. (a)(b)	3,270	73,935
MYR Group, Inc. (a)	1,059	29,017
Northwest Pipe Co. (a)	499	15,030
Orion Marine Group, Inc. (a)(b)	1,370	15,138
Primoris Services Corp. (b)	1,747	40,600
Sterling Construction Co., Inc. (a)(b)	795	5,080
Tutor Perini Corp. (a)	1,894	45,589

		637,531

CONSTRUCTION MATERIALS — 0.1%
Headwaters, Inc. (a)	3,742	56,093
United States Lime & Minerals, Inc. (b)	96	6,995
US Concrete, Inc. (a)	721	20,512

		83,600

CONSUMER FINANCE — 0.7%
Cash America International, Inc. (b)	1,294	29,270
Consumer Portfolio Services, Inc. (a)	839	6,175
Credit Acceptance Corp. (a)(b)	311	42,424
Encore Capital Group, Inc. (a)(b)	1,293	57,409
Enova International, Inc. (a)(b)	1,182	26,311
Ezcorp, Inc. (Class A) (a)(b)	2,600	30,550
First Cash Financial Services, Inc. (a)	1,342	74,709
Green Dot Corp. (Class A) (a)	1,654	33,891
JG Wentworth Co. (a)	291	3,102
Nelnet, Inc. (Class A)	1,006	46,608
Nicholas Financial, Inc. (a)	531	7,912
PRA Group, Inc. (a)(b)	2,399	138,974
Regional Management Corp. (a)	671	10,609
Springleaf Holdings, Inc. (a)(b)	1,078	38,991
World Acceptance Corp. (a)(b)	409	32,495

		579,430

CONTAINERS & PACKAGING — 0.5%
AEP Industries, Inc. (a)(b)	235	13,665
Berry Plastics Group, Inc. (a)	4,327	136,517
Graphic Packaging Holding Co. (a)	15,718	214,079
Myers Industries, Inc. (b)	1,442	25,379
UFP Technologies, Inc. (a)	288	7,081

		396,721

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	1,111	68,804
Pool Corp.	2,160	137,030
VOXX International Corp. (a)(b)	931	8,156
Weyco Group, Inc. (b)	339	10,058

		224,048

DIVERSIFIED CONSUMER SERVICES — 1.0%
2U, Inc. (a)(b)	484	9,516
American Public Education, Inc. (a)(b)	910	33,552
Ascent Capital Group Inc (Class A) (a)(b)	625	33,081
Bridgepoint Education, Inc. (a)(b)	721	8,162
Bright Horizons Family Solutions, Inc. (a)	1,483	69,716
Capella Education Co. (b)	571	43,944
Career Education Corp. (a)(b)	2,542	17,692
Carriage Services, Inc. (b)	792	16,592
Chegg, Inc. (a)(b)	3,548	24,517
Collectors Universe, Inc.	334	6,967
Grand Canyon Education, Inc. (a)	2,182	101,812
Houghton Mifflin Harcourt Co. (a)(b)	5,239	108,500
ITT Educational Services, Inc. (a)(b)	1,198	11,513
K12, Inc. (a)	1,653	19,621
Liberty Tax, Inc. (a)	262	9,364
LifeLock, Inc. (a)	3,871	71,652
Regis Corp. (a)	1,899	31,827
Sotheby’s (b)	2,925	126,302
Steiner Leisure, Ltd. (a)	654	30,221
Strayer Education, Inc. (a)	555	41,225
Universal Technical Institute, Inc.	1,100	10,824
Weight Watchers International, Inc. (a)(b)	1,339	33,261

		859,861

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Gain Capital Holdings, Inc. (b)	1,514	13,656
MarketAxess Holdings, Inc. (b)	1,802	129,222
Marlin Business Services Corp.	408	8,376
NewStar Financial, Inc. (a)(b)	1,323	16,934
PHH Corp. (a)	2,453	58,774
Pico Holdings, Inc. (a)	1,174	22,130
Resource America, Inc. (Class A) (b)	604	5,460

		254,552

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)	4,423	40,515
Atlantic Tele-Network, Inc. (b)	452	30,551
Cincinnati Bell, Inc. (a)(b)	10,628	33,903
Cogent Communications Holdings, Inc. (b)	2,232	78,990
Consolidated Communications Holdings, Inc. (b)	2,557	71,161
Fairpoint Communications, Inc. (a)	1,079	15,333
General Communication, Inc. (Class A) (a)(b)	1,491	20,501
Globalstar, Inc. (a)(b)	13,204	36,311

See accompanying notes to financial statements.

159

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Hawaiian Telcom Holdco, Inc. (a)	531	$14,640
IDT Corp. (Class B) (b)	744	15,111
inContact, Inc. (a)(b)	2,544	22,362
Inteliquent, Inc.	1,653	32,448
Intelsat SA (a)	1,315	22,828
Iridium Communications, Inc. (a)(b)	4,087	39,848
Lumos Networks Corp.	695	11,690
magicJack VocalTec, Ltd. (a)	963	7,820
ORBCOMM, Inc. (a)	2,652	17,344
Premiere Global Services, Inc. (a)(b)	2,456	26,083
Vonage Holdings Corp. (a)(b)	7,485	28,518

		565,957

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	2,037	112,320
Cleco Corp.	2,899	158,112
El Paso Electric Co.	1,869	74,872
IDACORP, Inc. (b)	2,421	160,246
MGE Energy, Inc. (b)	1,605	73,204
NRG Yield, Inc. (Class A) (b)	1,202	56,662
Otter Tail Corp.	1,845	57,121
PNM Resources, Inc.	3,727	110,431
Portland General Electric Co. (b)	3,835	145,078
The Empire District Electric Co.	2,181	64,863
UIL Holdings Corp. (b)	2,711	118,037
Unitil Corp.	715	26,219

		1,157,165

ELECTRICAL EQUIPMENT — 1.0%
AZZ, Inc.	1,234	57,899
Capstone Turbine Corp. (a)(b)	15,006	11,094
Encore Wire Corp.	963	35,949
EnerSys	2,255	139,178
Enphase Energy, Inc. (a)	770	11,003
Franklin Electric Co., Inc. (b)	2,227	83,579
FuelCell Energy, Inc. (a)(b)	10,031	15,448
Generac Holdings, Inc. (a)(b)	3,307	154,635
General Cable Corp. (b)	2,330	34,717
Global Power Equipment Group, Inc. (b)	867	11,973
GrafTech International, Ltd. (a)	5,977	30,244
LSI Industries, Inc.	1,084	7,360
Plug Power, Inc. (a)(b)	8,038	24,114
Polypore International, Inc. (a)(b)	2,178	102,475
Powell Industries, Inc.	456	22,376
Power Solutions International, Inc. (a)(b)	216	11,148
PowerSecure International, Inc. (a)	1,123	13,083
Preformed Line Products Co. (b)	141	7,703
Revolution Lighting Technologies, Inc. (a)(b)	1,437	1,940
Thermon Group Holdings, Inc. (a)	1,620	39,188
Vicor Corp. (a)(b)	936	11,326

		826,432

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Agilysys, Inc. (a)(b)	718	9,040
Anixter International, Inc. (a)	1,300	114,998
Badger Meter, Inc. (b)	739	43,860
Belden, Inc.	2,106	165,974
Benchmark Electronics, Inc. (a)	2,492	63,396
Checkpoint Systems, Inc. (a)	2,066	28,366
Cognex Corp. (a)	4,180	172,759
Coherent, Inc. (a)	1,221	74,139
Control4 Corp. (a)	600	9,222
CTS Corp.	1,682	29,990
CUI Global, Inc. (a)	986	7,346
Daktronics, Inc.	1,849	23,131
DTS, Inc. (a)	819	25,184
Electro Rent Corp.	1,007	14,138
Electro Scientific Industries, Inc. (b)	1,198	9,296
Fabrinet (a)(b)	1,794	31,826
FARO Technologies, Inc. (a)(b)	867	54,344
FEI Co. (b)	2,034	183,772
GSI Group, Inc. (a)	1,558	22,934
II-VI, Inc. (a)	2,565	35,012
Insight Enterprises, Inc. (a)	1,967	50,926
InvenSense, Inc. (a)(b)	3,425	55,690
Itron, Inc. (a)	1,822	77,052
Kemet Corp. (a)(b)	2,277	9,563
Kimball Electronics, Inc. (a)	1,205	14,484
Littelfuse, Inc.	1,059	102,374
Maxwell Technologies, Inc. (a)(b)	1,461	13,324
Mercury Computer Systems, Inc. (a)	1,635	22,759
Mesa Laboratories, Inc. (b)	142	10,978
Methode Electronics, Inc. (Class A)	1,875	68,456
MTS Systems Corp.	691	51,846
Multi-Fineline Electronix, Inc. (a)(b)	431	4,840
Newport Corp. (a)	1,987	37,972
OSI Systems, Inc. (a)	931	65,887
Park Electrochemical Corp.	1,078	26,875
PC Connection, Inc.	478	11,735
Plexus Corp. (a)	1,562	64,370
RealD, Inc. (a)	2,067	24,391
Rofin-Sinar Technologies, Inc. (a)	1,439	41,400
Rogers Corp. (a)	835	68,002
Sanmina Corp. (a)	3,957	93,108
Scansource, Inc. (a)(b)	1,420	57,027
Speed Commerce, Inc. (a)(b)	2,131	6,585
SYNNEX Corp.	1,391	108,721
TTM Technologies, Inc. (a)(b)	2,672	20,120
Universal Display Corp. (a)(b)	2,064	57,276
Viasystems Group, Inc. (a)	163	2,654
Vishay Precision Group, Inc. (a)	624	10,708

		2,297,850

ENERGY EQUIPMENT & SERVICES — 1.2%
Basic Energy Services, Inc. (a)(b)	1,486	10,417
Bristow Group, Inc.	1,707	112,304
C&J Energy Services, Inc. (a)	2,301	30,396
CARBO Ceramics, Inc. (b)	955	38,248
CHC Group, Ltd. (a)(b)	1,850	5,957
Dawson Geophysical Co. (b)	427	5,222
Era Group, Inc. (a)	1,029	21,763
Exterran Holdings, Inc.	2,855	93,016
FMSA Holdings, Inc. (a)(b)	1,206	8,345
Forum Energy Technologies, Inc. (a)	2,864	59,371
Geospace Technologies Corp. (a)(b)	650	17,225
Glori Energy, Inc. (a)(b)	578	2,416

See accompanying notes to financial statements.

160

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Gulf Island Fabrication, Inc. (b)	724	$14,038
Gulfmark Offshore, Inc. (Class A) (b)	1,347	32,894
Helix Energy Solutions Group, Inc. (a)	5,080	110,236
Hercules Offshore, Inc. (a)(b)	8,136	8,136
Hornbeck Offshore Services, Inc. (a)(b)	1,701	42,474
ION Geophysical Corp. (a)(b)	6,889	18,945
Key Energy Services, Inc. (a)(b)	6,313	10,543
Matrix Service Co. (a)	1,323	29,529
McDermott International, Inc. (a)(b)	11,421	33,235
Mitcham Industries, Inc. (a)(b)	667	3,955
Natural Gas Services Group, Inc. (a)	643	14,815
Newpark Resources, Inc. (a)(b)	3,860	36,824
Nordic American Offshore, Ltd. (b)	915	11,236
North Atlantic Drilling, Ltd.	3,629	5,915
Nuverra Environmental Solutions, Inc. (a)(b)	698	3,874
Parker Drilling Co. (a)(b)	6,051	18,577
PHI, Inc. (a)(b)	623	23,300
Pioneer Energy Services Corp. (a)	3,189	17,667
RigNet, Inc. (a)(b)	619	25,398
SEACOR Holdings, Inc. (a)(b)	896	66,134
Tesco Corp. (b)	1,803	23,114
Tetra Technologies, Inc. (a)(b)	3,981	26,593
US Silica Holdings, Inc. (b)	2,588	66,486
Vantage Drilling Co. (a)(b)	10,176	4,974
Willbros Group, Inc. (a)(b)	2,043	12,810

		1,066,382

FOOD & STAPLES RETAILING — 1.1%
Casey’s General Stores, Inc. (b)	1,848	166,911
Diplomat Pharmacy, Inc. (a)	740	20,254
Fairway Group Holdings Corp. (a)(b)	723	2,277
Ingles Markets, Inc. (Class A)	578	21,438
Liberator Medical Holdings, Inc. (b)	2,112	6,125
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	459	12,930
PriceSmart, Inc.	892	81,368
Roundy’s, Inc. (a)(b)	862	4,172
Smart & Final Stores, Inc. (a)	649	10,209
SpartanNash Co. (b)	1,847	48,281
SUPERVALU, Inc. (a)(b)	9,409	91,267
The Andersons, Inc.	1,417	75,299
The Chefs’ Warehouse, Inc. (a)(b)	859	19,791
The Fresh Market, Inc. (a)(b)	2,060	84,872
The Pantry, Inc. (a)(b)	1,180	43,731
United Natural Foods, Inc. (a)	2,377	183,802
Village Super Market, Inc. (Class A)	307	8,403
Weis Markets, Inc.	571	27,305

		908,435

FOOD PRODUCTS — 1.5%
Alico, Inc. (b)	144	7,204
B&G Foods, Inc. (b)	2,683	80,222
Boulder Brands, Inc. (a)(b)	3,000	33,180
Cal-Maine Foods, Inc.	1,488	58,077
Calavo Growers, Inc.	603	28,522
Chiquita Brands International, Inc. (a)	2,378	34,386
Darling Ingredients, Inc. (a)	7,874	142,992
Dean Foods Co. (b)	4,492	87,055
Diamond Foods, Inc. (a)(b)	1,155	32,606
Farmer Brothers Co. (a)	259	7,628
Fresh Del Monte Produce, Inc.	1,743	58,478
Freshpet, Inc. (a)	578	9,861
Inventure Foods, Inc. (a)	700	8,918
J&J Snack Foods Corp.	693	75,378
John B Sanfilippo & Son, Inc.	408	18,564
Lancaster Colony Corp.	860	80,530
Lifeway Foods, Inc. (a)(b)	240	4,447
Limoneira Co. (b)	480	11,990
Omega Protein Corp. (a)	1,006	10,633
Post Holdings, Inc. (a)(b)	2,112	88,472
Sanderson Farms, Inc. (b)	1,078	90,579
Seaboard Corp. (a)	14	58,771
Seneca Foods Corp. (Class A) (a)	408	11,028
Snyders-Lance, Inc. (b)	2,297	70,173
Tootsie Roll Industries, Inc. (b)	816	25,010
TreeHouse Foods, Inc. (a)	2,029	173,540

		1,308,244

GAS UTILITIES — 1.1%
Chesapeake Utilities Corp. (b)	720	35,755
New Jersey Resources Corp.	2,016	123,379
Northwest Natural Gas Co. (b)	1,309	65,319
ONE Gas, Inc.	2,504	103,215
Piedmont Natural Gas Co., Inc.	3,847	151,610
South Jersey Industries, Inc. (b)	1,597	94,111
Southwest Gas Corp. (b)	2,303	142,349
The Laclede Group, Inc. (b)	2,097	111,560
WGL Holdings, Inc.	2,496	136,332

		963,630

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc. (b)	1,103	62,684
ABIOMED, Inc. (a)	1,941	73,874
Accuray, Inc. (a)	3,741	28,245
Analogic Corp.	627	53,050
AngioDynamics, Inc. (a)	1,270	24,143
Anika Therapeutics, Inc. (a)	696	28,355
Antares Pharma, Inc. (a)(b)	5,680	14,598
AtriCure, Inc. (a)	1,316	26,267
Atrion Corp. (b)	74	25,161
Cantel Medical Corp.	1,653	71,509
Cardiovascular Systems, Inc. (a)	1,222	36,758
Cerus Corp. (a)(b)	3,521	21,971
CONMED Corp.	1,248	56,110
CryoLife, Inc.	1,395	15,805
Cyberonics, Inc. (a)	1,295	72,106
Cynosure, Inc. (Class A) (a)	907	24,870
Derma Sciences, Inc. (a)	1,054	9,813
DexCom, Inc. (a)(b)	3,614	198,951
Endologix, Inc. (a)	3,190	48,775
Exactech, Inc. (a)	478	11,266
GenMark Diagnostics, Inc. (a)(b)	1,698	23,110
Globus Medical, Inc. (Class A) (a)(b)	3,166	75,256
Greatbatch, Inc. (a)	1,198	59,061
Haemonetics Corp. (a)	2,590	96,918
HealthStream, Inc. (a)	988	29,126
HeartWare International, Inc. (a)	818	60,066
ICU Medical, Inc. (a)	648	53,071

See accompanying notes to financial statements.

161

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Inogen, Inc. (a)	261	$8,188
Insulet Corp. (a)	2,706	124,638
Integra LifeSciences Holdings Corp. (a)	1,175	63,720
Invacare Corp.	1,629	27,302
K2M Group Holdings, Inc. (a)	428	8,932
LDR Holding Corp. (a)	793	25,995
Masimo Corp. (a)	2,156	56,789
Meridian Bioscience, Inc.	2,114	34,796
Merit Medical Systems, Inc. (a)	2,157	37,381
Natus Medical, Inc. (a)	1,512	54,493
Neogen Corp. (a)	1,822	90,353
Nevro Corp. (a)	388	15,004
NuVasive, Inc. (a)	2,186	103,092
NxStage Medical, Inc. (a)	3,024	54,220
OraSure Technologies, Inc. (a)(b)	2,853	28,929
Orthofix International NV (a)	811	24,379
Oxford Immunotec Global PLC (a)	820	11,168
PhotoMedex, Inc. (a)(b)	741	1,134
Quidel Corp. (a)(b)	1,419	41,037
Rockwell Medical, Inc. (a)(b)	1,962	20,169
RTI Surgical, Inc. (a)(b)	2,856	14,851
Spectranetics Corp. (a)(b)	2,059	71,200
Staar Surgical Co. (a)(b)	1,826	16,635
STERIS Corp.	2,839	184,109
SurModics, Inc. (a)(b)	746	16,487
Symmetry Surgical, Inc. (a)(b)	473	3,685
Tandem Diabetes Care, Inc. (a)(b)	429	5,448
Thoratec Corp. (a)	2,733	88,713
Tornier NV (a)	1,706	43,503
TransEnterix, Inc. (a)(b)	1,372	3,993
TriVascular Technologies, Inc. (a)	547	6,876
Unilife Corp. (a)(b)	4,578	15,336
Utah Medical Products, Inc. (b)	163	9,788
Vascular Solutions, Inc. (a)	838	22,760
Veracyte, Inc. (a)	27	261
Volcano Corp. (a)	2,466	44,092
West Pharmaceutical Services, Inc.	3,409	181,495
Wright Medical Group, Inc. (a)	2,399	64,461
Zeltiq Aesthetics, Inc. (a)(b)	1,393	38,879

		2,965,210

HEALTH CARE PROVIDERS & SERVICES — 2.7%
AAC Holdings, Inc. (a)	277	8,565
Acadia Healthcare Co., Inc. (a)(b)	2,097	128,357
Addus HomeCare Corp. (a)	239	5,801
Adeptus Health, Inc. (Class A) (a)	266	9,948
Air Methods Corp. (a)(b)	1,942	85,506
Alliance HealthCare Services, Inc. (a)(b)	239	5,017
Almost Family, Inc. (a)(b)	408	11,812
Amedisys, Inc. (a)(b)	1,128	33,107
AMN Healthcare Services, Inc. (a)	2,354	46,138
AmSurg Corp. (a)	2,090	114,386
Bio-Reference Laboratories, Inc. (a)(b)	1,228	39,456
BioScrip, Inc. (a)(b)	3,335	23,312
BioTelemetry, Inc. (a)	1,268	12,718
Capital Senior Living Corp. (a)	1,459	36,344
Chemed Corp. (b)	860	90,876
Civitas Solutions, Inc. (a)	564	9,605
Corvel Corp. (a)	595	22,146
Cross Country Healthcare, Inc. (a)(b)	1,294	16,149
ExamWorks Group, Inc. (a)(b)	1,659	68,998
Five Star Quality Care, Inc. (a)	2,203	9,142
Gentiva Health Services, Inc. (a)	1,606	30,594
Hanger, Inc. (a)	1,774	38,851
HealthEquity, Inc. (a)	532	13,539
HealthSouth Corp.	4,231	162,724
Healthways, Inc. (a)	1,347	26,778
HMS Holdings Corp. (a)(b)	4,075	86,145
IPC The Hospitalist Co. (a)	840	38,548
Kindred Healthcare, Inc.	3,246	59,012
Landauer, Inc. (b)	499	17,036
LHC Group, Inc. (a)	600	18,708
Magellan Health, Inc. (a)	1,371	82,301
Molina Healthcare, Inc. (a)(b)	1,418	75,906
MWI Veterinary Supply, Inc. (a)(b)	622	105,684
National Healthcare Corp. (b)	452	28,404
National Research Corp. (Class A) (b)	507	7,093
Owens & Minor, Inc. (b)	3,115	109,368
PharMerica Corp. (a)	1,490	30,858
RadNet, Inc. (a)	1,580	13,493
Select Medical Holdings Corp. (b)	3,786	54,518
Skilled Healthcare Group, Inc. (Class A) (a)	934	8,004
Surgical Care Affiliates, Inc. (a)	530	17,834
Team Health Holdings, Inc. (a)	3,440	197,903
The Ensign Group, Inc. (b)	982	43,591
The Providence Service Corp. (a)	523	19,058
Triple-S Management Corp. (Class B) (a)	1,179	28,190
Universal American Corp. (a)	1,890	17,539
US Physical Therapy, Inc.	600	25,176
WellCare Health Plans, Inc. (a)(b)	2,110	173,147

		2,307,385

HEALTH CARE TECHNOLOGY — 0.4%
Castlight Health, Inc. (Class B) (a)	624	7,301
Computer Programs and Systems, Inc. (b)	552	33,534
MedAssets, Inc. (a)	3,115	61,552
Medidata Solutions, Inc. (a)(b)	2,638	125,965
Merge Healthcare, Inc. (a)	3,211	11,431
Omnicell, Inc. (a)	1,669	55,277
Vocera Communications, Inc. (a)	1,031	10,743

		305,803

HOTELS, RESTAURANTS & LEISURE — 3.2%
Belmond, Ltd. (Class A) (a)	4,876	60,316
Biglari Holdings, Inc. (a)	79	31,561
BJ’s Restaurants, Inc. (a)(b)	1,060	53,223
Bloomin’ Brands, Inc. (a)	3,704	91,711
Bob Evans Farms, Inc. (b)	1,249	63,924
Boyd Gaming Corp. (a)(b)	3,944	50,404
Bravo Brio Restaurant Group, Inc. (a)	1,008	14,021
Buffalo Wild Wings, Inc. (a)(b)	932	168,114
Caesars Acquisition Co. (Class A) (a)	2,193	22,610
Caesars Entertainment Corp. (a)(b)	2,516	39,476
Carrols Restaurant Group, Inc. (a)	2,061	15,726

See accompanying notes to financial statements.

162

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Churchill Downs, Inc.	648	$61,754
Chuy’s Holdings, Inc. (a)(b)	835	16,425
ClubCorp Holdings, Inc.	1,179	21,140
Cracker Barrel Old Country Store, Inc. (b)	921	129,640
Dave & Buster’s Entertainment, Inc. (a)(b)	326	8,900
Del Frisco’s Restaurant Group, Inc. (a)	1,130	26,826
Denny’s Corp. (a)	4,552	46,931
Diamond Resorts International, Inc. (a)	1,700	47,430
DineEquity, Inc.	803	83,223
El Pollo Loco Holdings, Inc. (a)(b)	402	8,028
Famous Dave’s of America, Inc. (a)	236	6,200
Fiesta Restaurant Group, Inc. (a)(b)	1,342	81,594
Ignite Restaurant Group, Inc. (a)(b)	360	2,833
International Speedway Corp. (Class A)	1,442	45,639
Interval Leisure Group, Inc. (b)	2,015	42,093
Intrawest Resorts Holdings, Inc. (a)	648	7,737
Isle of Capri Casinos, Inc. (a)	1,055	8,830
Jack in the Box, Inc.	1,922	153,683
Jamba, Inc. (a)(b)	840	12,676
Krispy Kreme Doughnuts, Inc. (a)(b)	3,143	62,043
La Quinta Holdings, Inc. (a)	2,131	47,010
Life Time Fitness, Inc. (a)(b)	1,965	111,258
Marcus Corp.	963	17,825
Marriott Vacations Worldwide Corp.	1,294	96,455
Monarch Casino & Resort, Inc. (a)	427	7,084
Morgans Hotel Group Co. (a)(b)	1,296	10,161
Nathan’s Famous, Inc. (a)	144	11,520
Noodles & Co. (a)(b)	524	13,807
Papa John’s International, Inc.	1,467	81,859
Penn National Gaming, Inc. (a)(b)	3,773	51,803
Pinnacle Entertainment, Inc. (a)(b)	2,973	66,149
Popeyes Louisiana Kitchen, Inc. (a)	1,141	64,204
Potbelly Corp. (a)	936	12,046
Red Robin Gourmet Burgers, Inc. (a)	723	55,653
Ruby Tuesday, Inc. (a)(b)	3,096	21,177
Ruth’s Hospitality Group, Inc.	1,821	27,315
Scientific Games Corp. (Class A) (a)(b)	2,354	29,966
Sonic Corp. (b)	2,614	71,179
Speedway Motorsports, Inc. (b)	575	12,575
Texas Roadhouse, Inc. (b)	3,363	113,535
The Cheesecake Factory, Inc. (b)	2,401	120,794
The Habit Restaurants, Inc. (Class A) (a)(b)	277	8,961
Vail Resorts, Inc.	1,747	159,204
Zoe’s Kitchen, Inc. (a)(b)	284	8,495

		2,704,746

HOUSEHOLD DURABLES — 1.2%
Beazer Homes USA, Inc. (a)(b)	1,251	24,219
Cavco Industries, Inc. (a)(b)	460	36,464
CSS Industries, Inc.	427	11,802
Ethan Allen Interiors, Inc. (b)	1,251	38,743
Flexsteel Industries, Inc.	240	7,740
Helen of Troy, Ltd. (a)	1,323	86,074
Hovnanian Enterprises, Inc. (Class A) (a)(b)	5,715	23,603
Installed Building Products, Inc. (a)	435	7,752
iRobot Corp. (a)	1,415	49,129
KB Home	3,871	64,065
La-Z-Boy, Inc.	2,525	67,771
LGI Homes, Inc. (a)	746	11,130
Libbey, Inc. (a)	1,054	33,138
Lifetime Brands, Inc. (b)	503	8,652
M.D.C. Holdings, Inc. (b)	2,011	53,231
M/I Homes, Inc. (a)(b)	1,227	28,172
Meritage Homes Corp. (a)(b)	1,965	70,720
NACCO Industries, Inc. (Class A)	240	14,246
Skullcandy, Inc. (a)	886	8,142
Standard Pacific Corp. (a)(b)	6,630	48,333
The Dixie Group, Inc. (a)(b)	721	6,612
The New Home Co., Inc. (a)(b)	476	6,893
The Ryland Group, Inc. (b)	2,222	85,680
TRI Pointe Homes, Inc. (a)	7,158	109,160
UCP, Inc. (Class A) (a)(b)	431	4,526
Universal Electronics, Inc. (a)	743	48,317
WCI Communities, Inc. (a)(b)	696	13,628
William Lyon Homes (Class A) (a)(b)	957	19,398

		987,340

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	2,110	20,151
Harbinger Group, Inc. (a)(b)	3,992	56,527
Oil-Dri Corp. of America (b)	240	7,831
Orchids Paper Products Co. (b)	267	7,772
WD-40 Co.	722	61,428

		153,709

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Abengoa Yield PLC (b)	1,336	36,499
Atlantic Power Corp.	6,121	16,588
Dynegy, Inc. (a)	5,969	181,159
Ormat Technologies, Inc.	907	24,652
Pattern Energy Group, Inc.	1,896	46,755
TerraForm Power, Inc. (Class A)	1,070	33,042
Vivint Solar, Inc. (a)	994	9,165

		347,860

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc. (b)	1,747	43,675

INSURANCE — 2.6%
Ambac Financial Group, Inc. (a)	2,102	51,499
American Equity Investment Life Holding Co. (b)	3,586	104,675
AMERISAFE, Inc.	939	39,776
Amtrust Financial Services, Inc. (b)	1,441	81,056
Argo Group International Holdings, Ltd.	1,252	69,448
Atlas Financial Holdings, Inc. (a)	554	9,041
Baldwin & Lyons, Inc. (Class B)	458	11,807
Citizens, Inc. (a)(b)	2,205	16,758
CNO Financial Group, Inc.	9,893	170,358
Crawford & Co. (Class B) (b)	1,294	13,302
Donegal Group, Inc. (Class A)	363	5,801

See accompanying notes to financial statements.

163

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

eHealth, Inc. (a)	938	$23,375
EMC Insurance Group, Inc. (b)	196	6,950
Employers Holdings, Inc.	1,563	36,746
Enstar Group, Ltd. (a)(b)	410	62,685
FBL Financial Group, Inc. (Class A) (b)	435	25,243
Federated National Holding Co.	548	13,240
Fidelity & Guaranty Life (b)	579	14,052
First American Financial Corp. (b)	5,138	174,178
Global Indemnity PLC (a)	453	12,852
Greenlight Capital Re, Ltd. (Class A) (a)(b)	1,437	46,918
Hallmark Financial Services, Inc. (a)	723	8,741
HCI Group, Inc. (b)	499	21,577
Heritage Insurance Holdings, Inc. (a)	100	1,943
Horace Mann Educators Corp.	1,989	65,995
Independence Holding Co. (b)	411	5,733
Infinity Property & Casualty Corp.	595	45,970
Kansas City Life Insurance Co. (b)	192	9,222
Kemper Corp. (b)	2,233	80,634
Maiden Holdings, Ltd. (b)	2,565	32,806
Meadowbrook Insurance Group, Inc. (b)	2,552	21,590
Montpelier Re Holdings, Ltd. (b)	1,764	63,187
National General Holdings Corp.	1,704	31,711
National Interstate Corp. (b)	336	10,013
National Western Life Insurance Co. (Class A) (b)	119	32,041
OneBeacon Insurance Group, Ltd. (Class A)	1,173	19,003
Platinum Underwriters Holdings, Ltd.	1,198	87,957
Primerica, Inc. (b)	2,624	142,378
RLI Corp. (b)	2,012	99,393
Safety Insurance Group, Inc.	667	42,695
Selective Insurance Group, Inc.	2,840	77,163
State Auto Financial Corp.	743	16,509
Stewart Information Services Corp. (b)	1,083	40,114
Symetra Financial Corp.	3,621	83,464
The Navigators Group, Inc. (a)	531	38,944
The Phoenix Cos., Inc. (a)	288	19,835
Third Point Reinsurance, Ltd. (a)	2,733	39,601
United Fire Group, Inc.	1,051	31,246
United Insurance Holdings Corp.	793	17,406
Universal Insurance Holdings, Inc. (b)	1,251	25,583

		2,202,214

INTERNET & CATALOG RETAIL — 0.6%
1-800-FLOWERS.COM, Inc. (Class A) (a)	1,342	11,058
Blue Nile, Inc. (a)(b)	643	23,154
Coupons.com, Inc. (a)(b)	580	10,295
EVINE Live, Inc. (a)	1,939	12,778
FTD Cos., Inc. (a)	939	32,696
Gaiam, Inc. (Class A), (Class A) (a)(b)	1,080	7,700
HSN, Inc.	1,603	121,828
Lands’ End, Inc. (a)(b)	794	42,844
NutriSystem, Inc.	1,462	28,582
Orbitz Worldwide, Inc. (a)	2,472	20,345
Overstock.com, Inc. (a)	548	13,300
PetMed Express, Inc. (b)	1,027	14,758
RetailMeNot, Inc. (a)(b)	1,486	21,725
Shutterfly, Inc. (a)(b)	1,821	75,927
Travelport Worldwide, Ltd. (b)	1,447	26,046
Wayfair, Inc. (Class A) (a)	610	12,109

		475,145

INTERNET SOFTWARE & SERVICES — 2.4%
Actua Corp. (a)	1,870	34,539
Amber Road, Inc. (a)(b)	431	4,405
Angie’s List, Inc. (a)(b)	2,133	13,289
Bankrate, Inc. (a)(b)	3,223	40,062
Bazaarvoice, Inc. (a)	2,374	19,087
Benefitfocus, Inc. (a)(b)	310	10,180
Blucora, Inc. (a)(b)	2,061	28,545
Borderfree, Inc. (a)	121	1,084
Brightcove, Inc. (a)(b)	1,342	10,441
Carbonite, Inc. (a)	460	6,564
Care.com, Inc. (a)(b)	336	2,782
ChannelAdvisor Corp. (a)(b)	988	21,321
Cimpress NV (a)(b)	1,606	120,193
comScore, Inc. (a)	1,675	77,770
Constant Contact, Inc. (a)(b)	1,562	57,325
Cornerstone OnDemand, Inc. (a)(b)	2,552	89,830
Cvent, Inc. (a)(b)	865	24,082
Dealertrack Technologies, Inc. (a)(b)	2,568	113,788
Demand Media, Inc. (a)(b)	333	2,038
Demandware, Inc. (a)(b)	1,441	82,915
Dice Holdings, Inc. (a)	2,133	21,351
Digital River, Inc. (a)	1,411	34,894
E2open, Inc. (a)(b)	1,108	10,648
EarthLink Holdings Corp.	5,305	23,289
Endurance International Group Holdings, Inc. (a)(b)	1,444	26,613
Envestnet, Inc. (a)	1,633	80,246
Everyday Health, Inc. (a)	363	5,354
Five9, Inc. (a)	500	2,240
Gogo, Inc. (a)(b)	2,688	44,433
GrubHub, Inc. (a)	431	15,654
GTT Communications, Inc. (a)	672	8,891
Internap Corp. (a)(b)	2,736	21,779
IntraLinks Holdings, Inc. (a)	1,946	23,157
j2 Global, Inc. (b)	2,323	144,026
Limelight Networks, Inc. (a)(b)	2,565	7,105
Liquidity Services, Inc. (a)	1,222	9,984
LivePerson, Inc. (a)	2,853	40,227
LogMeIn, Inc. (a)(b)	1,243	61,330
Marchex, Inc. (Class B)	1,873	8,597
Marin Software, Inc. (a)	1,271	10,753
Marketo, Inc. (a)(b)	1,227	40,147
Millennial Media, Inc. (a)(b)	3,621	5,794
Monster Worldwide, Inc. (a)(b)	4,373	20,203
NIC, Inc.	3,307	59,493
OPOWER, Inc. (a)	364	5,180
Perficient, Inc. (a)	1,677	31,242
Q2 Holdings, Inc. (a)	478	9,006
QuinStreet, Inc. (a)(b)	1,534	9,311
RealNetworks, Inc. (a)(b)	1,126	7,927
Reis, Inc.	434	11,358
Rightside Group, Ltd. (a)(b)	333	2,238

See accompanying notes to financial statements.

164

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Rocket Fuel, Inc. (a)	886	$14,282
SciQuest, Inc. (a)(b)	1,341	19,377
Shutterstock, Inc. (a)	724	50,028
SPS Commerce, Inc. (a)	741	41,963
Stamps.com, Inc. (a)	601	28,842
TechTarget, Inc. (a)	697	7,925
Textura Corp. (a)(b)	890	25,338
Travelzoo, Inc. (a)	430	5,427
Tremor Video, Inc. (a)(b)	2,178	6,251
TrueCar, Inc. (a)	528	12,091
Trulia, Inc. (a)	1,774	81,657
Unwired Planet, Inc. (a)	5,019	5,019
Web.com Group, Inc. (a)	2,492	47,323
WebMD Health Corp. (a)(b)	1,835	72,574
Wix.com, Ltd. (a)	787	16,527
XO Group, Inc. (a)	1,346	24,511
Xoom Corp. (a)(b)	1,485	26,002
YuMe, Inc. (a)(b)	1,201	6,053
Zix Corp. (a)(b)	3,235	11,646

		2,065,546

IT SERVICES — 2.5%
Acxiom Corp. (a)	3,622	73,418
Blackhawk Network Holdings, Inc. (a)(b)	2,504	97,155
CACI International, Inc. (Class A) (a)	1,173	101,089
Cardtronics, Inc. (a)(b)	2,184	84,259
Cass Information Systems, Inc. (b)	507	26,998
CIBER, Inc. (a)(b)	3,752	13,320
Computer Task Group, Inc.	813	7,748
Convergys Corp. (b)	4,877	99,344
CSG Systems International, Inc. (b)	1,725	43,246
Datalink Corp. (a)	1,007	12,990
EPAM Systems, Inc. (a)	1,707	81,509
Euronet Worldwide, Inc. (a)	2,397	131,595
EVERTEC, Inc.	3,163	69,997
ExlService Holdings, Inc. (a)	1,682	48,290
Forrester Research, Inc.	456	17,948
Global Cash Access Holdings, Inc. (a)	3,390	24,238
Heartland Payment Systems, Inc. (b)	1,779	95,977
Higher One Holdings, Inc. (a)(b)	1,539	6,479
iGate Corp. (a)(b)	1,725	68,103
Information Services Group, Inc. (a)(b)	1,573	6,638
Lionbridge Technologies, Inc. (a)(b)	2,816	16,192
Luxoft Holding, Inc. (a)	454	17,484
ManTech International Corp. (Class A)	1,203	36,367
MAXIMUS, Inc.	3,260	178,778
ModusLink Global Solutions, Inc. (a)(b)	1,914	7,178
MoneyGram International, Inc. (a)(b)	1,633	14,844
NeuStar, Inc. (Class A) (a)(b)	2,816	78,285
PRGX Global, Inc. (a)(b)	1,463	8,368
Sapient Corp. (a)	5,547	138,009
Science Applications International Corp.	1,918	94,999
ServiceSource International, Inc. (a)(b)	2,928	13,703
Sykes Enterprises, Inc. (a)	2,016	47,316
Syntel, Inc. (a)(b)	1,483	66,705
TeleTech Holdings, Inc. (a)	839	19,868
The Hackett Group, Inc. (b)	1,367	12,016
Unisys Corp. (a)	2,591	76,383
Virtusa Corp. (a)	1,342	55,921
WEX, Inc. (a)(b)	1,851	183,101

		2,175,858

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc.	694	24,637
Black Diamond, Inc. (a)	1,175	10,281
Brunswick Corp.	4,473	229,286
Callaway Golf Co. (b)	3,348	25,780
Escalade, Inc. (b)	479	7,228
JAKKS Pacific, Inc. (a)(b)	983	6,684
Johnson Outdoors, Inc. (Class A) (b)	240	7,488
Leapfrog Enterprises, Inc. (a)	3,223	15,213
Malibu Boats, Inc. (Class A) (a)	411	7,920
Marine Products Corp.	528	4,456
Nautilus, Inc. (a)	1,584	24,045
Smith & Wesson Holding Corp. (a)(b)	2,467	23,363
Sturm Ruger & Co, Inc.	1,007	34,872

		421,253

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Accelerate Diagnostics, Inc. (a)(b)	1,084	20,802
Affymetrix, Inc. (a)(b)	3,582	35,354
Albany Molecular Research, Inc. (a)(b)	1,179	19,194
Cambrex Corp. (a)	1,515	32,754
Enzo Biochem, Inc. (a)(b)	1,651	7,331
Fluidigm Corp. (a)(b)	1,223	41,252
INC Research Holdings, Inc. (Class A) (a)	450	11,561
Luminex Corp. (a)	1,895	35,550
NanoString Technologies, Inc. (a)(b)	483	6,728
Pacific Biosciences of California, Inc. (a)(b)	2,111	16,550
PAREXEL International Corp. (a)(b)	2,736	152,012
PRA Health Sciences, Inc. (a)	942	22,815
Sequenom, Inc. (a)(b)	5,872	21,727

		423,630

MACHINERY — 3.1%
Accuride Corp. (a)	2,085	9,049
Actuant Corp. (Class A) (b)	3,134	85,370
Alamo Group, Inc.	379	18,359
Albany International Corp. (Class A) (b)	1,438	54,630
Altra Industrial Motion Corp. (b)	1,390	39,462
American Railcar Industries, Inc.	499	25,699
Astec Industries, Inc. (b)	911	35,811
Barnes Group, Inc.	2,538	93,931
Blount International, Inc. (a)	2,504	43,995
Briggs & Stratton Corp. (b)	2,111	43,107
Chart Industries, Inc. (a)	1,463	50,035
CIRCOR International, Inc.	891	53,709
CLARCOR, Inc.	2,424	161,535
Columbus McKinnon Corp. (b)	987	27,675
Commercial Vehicle Group, Inc. (a)	1,151	7,666
Douglas Dynamics, Inc. (b)	1,150	24,645

See accompanying notes to financial statements.

165

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Dynamic Materials Corp. (b)	699	$11,198
Energy Recovery, Inc. (a)(b)	2,401	12,653
EnPro Industries, Inc. (a)	1,099	68,973
ESCO Technologies, Inc. (b)	1,365	50,368
Federal Signal Corp.	3,174	49,007
Freightcar America, Inc. (b)	619	16,286
Global Brass & Copper Holdings, Inc.	1,030	13,555
Graham Corp. (b)	523	15,047
Harsco Corp.	3,882	73,331
Hillenbrand, Inc.	3,022	104,259
Hurco Cos., Inc. (b)	356	12,136
Hyster-Yale Materials Handling, Inc.	496	36,307
John Bean Technologies Corp.	1,486	48,830
Kadant, Inc.	580	24,760
L.B. Foster Co. (Class A) (b)	504	24,479
Lindsay Corp. (b)	589	50,501
Lydall, Inc. (a)(b)	867	28,455
Manitex International, Inc. (a)(b)	673	8,554
Meritor, Inc. (a)	4,720	71,508
Miller Industries, Inc. (b)	579	12,037
Mueller Industries, Inc.	2,735	93,373
Mueller Water Products, Inc. (Class A)	7,686	78,705
NN, Inc.	862	17,723
Omega Flex, Inc. (b)	144	5,445
Proto Labs, Inc. (a)(b)	1,082	72,667
RBC Bearings, Inc.	1,173	75,694
Rexnord Corp. (a)	3,619	102,092
Standex International Corp.	651	50,296
Sun Hydraulics Corp. (b)	1,078	42,452
Tennant Co.	844	60,911
The Exone Co. (a)(b)	504	8,467
The Gorman-Rupp Co. (b)	982	31,542
The Greenbrier Cos., Inc. (b)	1,396	75,007
Titan International, Inc. (b)	2,121	22,546
TriMas Corp. (a)	2,106	65,897
Twin Disc, Inc. (b)	407	8,083
Wabash National Corp. (a)(b)	3,500	43,260
Watts Water Technologies, Inc. (Class A)	1,321	83,804
Woodward, Inc.	3,186	156,847
Xerium Technologies, Inc. (a)	571	9,010

		2,610,743

MARINE — 0.1%
Baltic Trading, Ltd.	2,361	5,926
International Shipholding Corp. (b)	288	4,291
Knightsbridge Shipping, Ltd. (b)	1,366	6,188
Matson, Inc.	2,073	71,560
Navios Maritime Holdings, Inc.	3,813	15,671
Safe Bulkers, Inc.	1,870	7,312
Scorpio Bulkers, Inc. (a)	6,647	13,095
Ultrapetrol Bahamas, Ltd. (a)(b)	1,102	2,358

		126,401

MEDIA — 1.4%
AH Belo Corp. (Class A) (b)	982	10,193
AMC Entertainment Holdings, Inc. (Class A)	1,060	27,751
Carmike Cinemas, Inc. (a)	1,156	30,368
Central European Media Enterprises, Ltd. (Class A) (a)(b)	4,076	13,084
Cinedigm Corp. (Class A) (a)	3,680	5,962
Crown Media Holdings, Inc. (Class A) (a)	1,779	6,298
Cumulus Media, Inc. (Class A) (a)(b)	6,526	27,605
Daily Journal Corp. (a)(b)	48	12,624
Dex Media, Inc. (a)(b)	934	8,378
Entercom Communications Corp. (Class A) (a)(b)	1,202	14,616
Entravision Communications Corp. (Class A) (b)	2,768	17,937
Eros International PLC (a)	883	18,684
Global Eagle Entertainment, Inc. (a)(b)	1,843	25,083
Global Sources, Ltd. (a)	1,032	6,564
Gray Television, Inc. (a)(b)	2,600	29,120
Harte-Hanks, Inc.	2,037	15,766
Hemisphere Media Group, Inc. (a)(b)	451	6,084
Journal Communications, Inc. (Class A) (a)	2,253	25,752
Lee Enterprises, Inc. (a)(b)	2,569	9,454
Loral Space & Communications, Inc. (a)(b)	651	51,240
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	1,512	6,517
MDC Partners, Inc. (Class A)	2,127	48,325
Media General, Inc. (a)	2,616	43,766
Meredith Corp. (b)	1,659	90,117
National CineMedia, Inc.	2,806	40,322
New Media Investment Group, Inc.	1,787	42,227
Nexstar Broadcasting Group, Inc. (Class A)	1,487	77,012
Radio One, Inc. (Class D) (a)	1,603	2,677
ReachLocal, Inc. (a)	475	1,634
Reading International, Inc. (Class A) (a)	910	12,067
Rentrak Corp. (a)(b)	479	34,881
Saga Communications, Inc. (Class A) (b)	172	7,479
Salem Communications Corp. (Class A) (b)	526	4,113
Scholastic Corp. (b)	1,365	49,713
SFX Entertainment, Inc. (a)(b)	2,114	9,576
Sinclair Broadcast Group, Inc. (Class A) (b)	3,307	90,480
Sizmek, Inc. (a)(b)	1,294	8,100
The E.W. Scripps Co. (Class A) (a)(b)	1,621	36,229
The McClatchy Co. (Class A) (a)	3,117	10,348
The New York Times Co. (Class A) (b)	6,384	84,397
Time, Inc. (b)	5,304	130,531
World Wrestling Entertainment, Inc. (Class A) (b)	1,439	17,757

		1,210,831

METALS & MINING — 1.0%
A.M. Castle & Co. (a)	867	6,919
AK Steel Holding Corp. (a)(b)	8,565	50,876

See accompanying notes to financial statements.

166

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Allied Nevada Gold Corp. (a)(b)	5,297	$4,608
Ampco-Pittsburgh Corp.	435	8,374
Century Aluminum Co. (a)	2,481	60,536
Coeur Mines, Inc. (a)(b)	5,143	26,281
Commercial Metals Co.	5,502	89,628
Globe Specialty Metals, Inc.	2,936	50,587
Gold Resource Corp.	1,607	5,432
Handy & Harman, Ltd. (a)	268	12,336
Haynes International, Inc.	646	31,331
Hecla Mining Co. (b)	16,797	46,864
Horsehead Holding Corp. (a)(b)	2,553	40,414
Kaiser Aluminum Corp. (b)	863	61,644
Materion Corp.	1,051	37,027
Molycorp, Inc. (a)	6,839	6,022
Noranda Aluminium Holding Corp.	1,467	5,164
Olympic Steel, Inc. (b)	475	8,446
RTI International Metals, Inc. (a)(b)	1,412	35,667
Ryerson Holding Corp. (a)(b)	573	5,690
Schnitzer Steel Industries, Inc. (Class A) (b)	1,299	29,305
Stillwater Mining Co. (a)(b)	6,003	88,484
SunCoke Energy, Inc.	3,194	61,772
Universal Stainless & Alloy Products, Inc. (a)(b)	363	9,129
Walter Energy, Inc. (b)	3,114	4,297
Worthington Industries, Inc.	2,473	74,413

		861,246

MULTI-UTILITIES — 0.4%
Avista Corp. (b)	2,807	99,227
Black Hills Corp.	2,136	113,293
NorthWestern Corp. (b)	2,263	128,041

		340,561

MULTILINE RETAIL — 0.2%
Burlington Stores, Inc. (a)	1,372	64,841
Fred’s, Inc. (Class A) (b)	1,869	32,539
The Bon-Ton Stores, Inc. (b)	647	4,794
Tuesday Morning Corp. (a)(b)	2,182	47,350

		149,524

OIL, GAS & CONSUMABLE FUELS — 2.2%
Abraxas Petroleum Corp. (a)(b)	3,966	11,660
Adams Resources & Energy, Inc. (b)	96	4,795
Alon USA Energy, Inc. (b)	1,126	14,266
Alpha Natural Resources, Inc. (a)(b)	11,299	18,869
American Eagle Energy Corp. (a)	1,461	910
Amyris, Inc. (a)	1,318	2,715
Apco Oil and Gas International, Inc. (a)	456	6,398
Approach Resources, Inc. (a)(b)	1,658	10,595
Arch Coal, Inc. (b)	10,868	19,345
Ardmore Shipping Corp. (b)	863	10,330
Bill Barrett Corp. (a)	2,456	27,974
Bonanza Creek Energy, Inc. (a)	1,659	39,816
BPZ Resources, Inc. (a)(b)	6,025	1,741
Callon Petroleum Co. (a)	2,040	11,118
Carrizo Oil & Gas, Inc. (a)	2,185	90,896
Clayton Williams Energy, Inc. (a)(b)	307	19,587
Clean Energy Fuels Corp. (a)(b)	3,438	17,173
Cloud Peak Energy, Inc. (a)	3,117	28,614
Comstock Resources, Inc. (b)	2,206	15,023
Contango Oil & Gas Co. (a)	935	27,339
Delek US Holdings, Inc.	2,855	77,884
DHT Holdings, Inc. (b)	4,483	32,771
Diamondback Energy, Inc. (a)	2,066	123,506
Dorian LPG, Ltd. (a)(b)	356	4,945
Eclipse Resources Corp. (a)	1,466	10,306
Emerald Oil, Inc. (a)(b)	2,888	3,466
Energy XXI, Ltd. (b)	4,578	14,924
Evolution Petroleum Corp.	814	6,048
EXCO Resources, Inc. (b)	7,299	15,839
Frontline, Ltd. (a)	2,136	5,361
FX Energy, Inc. (a)(b)	2,720	4,216
GasLog, Ltd.	2,034	41,392
Gastar Exploration, Inc. (a)(b)	2,924	7,047
Goodrich Petroleum Corp. (a)(b)	1,515	6,727
Green Plains, Inc. (b)	1,798	44,554
Halcon Resources Corp. (a)(b)	12,867	22,903
Hallador Energy Co. (b)	403	4,437
Harvest Natural Resources, Inc. (a)	2,034	3,682
Isramco, Inc. (a)	48	6,624
Jones Energy, Inc. (Class A) (a)(b)	529	6,036
Magnum Hunter Resources Corp. (a)(b)	9,555	30,003
Matador Resources Co. (a)(b)	3,523	71,270
Midstates Petroleum Co., Inc. (a)(b)	1,611	2,433
Miller Energy Resources, Inc. (a)	1,563	1,954
Navios Maritime Acquisition Corp.	3,954	14,353
Nordic American Tanker Shipping, Ltd. (b)	4,302	43,321
Northern Oil and Gas, Inc. (a)(b)	2,928	16,543
Pacific Ethanol, Inc. (a)(b)	980	10,123
Panhandle Oil & Gas, Inc. (Class A) (b)	726	16,901
Parsley Energy, Inc. (Class A) (a)(b)	2,708	43,220
PDC Energy, Inc. (a)	1,722	71,067
Penn Virginia Corp. (a)(b)	3,294	22,004
PetroQuest Energy, Inc. (a)(b)	2,898	10,839
Quicksilver Resources, Inc. (a)(b)	6,363	1,261
Renewable Energy Group, Inc. (a)(b)	1,657	16,089
Resolute Energy Corp. (a)(b)	3,799	5,015
REX American Resources Corp. (a)(b)	333	20,636
Rex Energy Corp. (a)(b)	2,241	11,429
Ring Energy, Inc. (a)	860	9,030
Rosetta Resources, Inc. (a)	2,949	65,792
RSP Permian, Inc. (a)(b)	1,200	30,168
Sanchez Energy Corp. (a)(b)	2,545	23,643
Scorpio Tankers, Inc. (b)	8,333	72,414
SemGroup Corp.(Class A)	2,108	144,166
Ship Finance International, Ltd. (b)	2,830	39,960
Solazyme, Inc. (a)(b)	3,654	9,427
Stone Energy Corp. (a)(b)	2,697	45,525
Swift Energy Co. (a)	2,205	8,930
Synergy Resources Corp. (a)(b)	3,200	40,128
Teekay Tankers, Ltd. (b)	3,200	16,192
TransAtlantic Petroleum, Ltd. (a)	1,082	5,832
Triangle Petroleum Corp. (a)(b)	3,358	16,051

See accompanying notes to financial statements.

167

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

VAALCO Energy, Inc. (a)	2,035	$9,280
Vertex Energy, Inc. (a)(b)	883	3,700
W&T Offshore, Inc. (b)	1,774	13,021
Warren Resources, Inc. (a)(b)	3,715	5,981
Western Refining, Inc.	2,562	96,792
Westmoreland Coal Co. (a)(b)	771	25,605

		1,911,930

PAPER & FOREST PRODUCTS — 0.8%
Boise Cascade Co. (a)	1,894	70,362
Clearwater Paper Corp. (a)	985	67,522
Deltic Timber Corp.	502	34,337
KapStone Paper and Packaging Corp.	4,158	121,871
Louisiana-Pacific Corp. (a)(b)	6,603	109,346
Neenah Paper, Inc.	815	49,120
P.H. Glatfelter Co.	2,186	55,896
Resolute Forest Products, Inc. (a)	3,140	55,295
Schweitzer-Mauduit International, Inc. (b)	1,462	61,842
Wausau Paper Corp.	2,018	22,945

		648,536

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc. (a)(b)	1,299	27,786
IGI Laboratories, Inc. (a)(b)	1,298	11,422
Inter Parfums, Inc.	815	22,372
Medifast, Inc. (a)	582	19,526
Nature’s Sunshine Products, Inc. (b)	571	8,462
Nutraceutical International Corp. (a)	432	9,314
Revlon, Inc. (Class A) (a)(b)	579	19,779
Synutra International, Inc. (a)	868	5,277
The Female Health Co. (b)	1,126	4,414
USANA Health Sciences, Inc. (a)	259	26,571

		154,923

PHARMACEUTICALS — 1.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	1,200	8,076
Aerie Pharmaceuticals, Inc. (a)(b)	451	13,165
Akorn, Inc. (a)(b)	3,096	112,075
Alimera Sciences, Inc. (a)	578	3,202
Ampio Pharmaceuticals, Inc. (a)(b)	2,083	7,145
ANI Pharmaceuticals, Inc. (a)(b)	333	18,778
Aratana Therapeutics, Inc. (a)(b)	1,172	20,885
Auxilium Pharmaceuticals, Inc. (a)(b)	2,515	86,478
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	9,392	159,194
Bio-Path Holdings, Inc. (a)(b)	3,525	9,377
BioDelivery Sciences International, Inc. (a)(b)	1,944	23,367
Catalent, Inc. (a)(b)	2,400	66,912
Cempra, Inc. (a)(b)	1,008	23,698
Corcept Therapeutics, Inc. (a)(b)	2,733	8,199
DepoMed, Inc. (a)	2,864	46,139
Dermira, Inc. (a)(b)	377	6,827
Egalet Corp. (a)(b)	164	933
Endocyte, Inc. (a)(b)	1,372	8,630
Horizon Pharma PLC (a)(b)	2,937	37,858
Impax Laboratories, Inc. (a)(b)	3,476	110,120
Intra-Cellular Therapies, Inc. (a)	816	14,402
Lannett Co., Inc. (a)(b)	1,243	53,300
Nektar Therapeutics (a)(b)	6,311	97,820
Omeros Corp. (a)	1,363	33,775
Pacira Pharmaceuticals, Inc. (a)(b)	1,723	152,761
Pain Therapeutics, Inc. (a)	1,826	3,707
Pernix Therapeutics Holdings (a)(b)	1,947	18,282
Phibro Animal Health Corp. (Class A)	698	22,022
Pozen, Inc. (a)(b)	1,392	11,136
Prestige Brands Holdings, Inc. (a)	2,505	86,974
Relypsa, Inc. (a)	816	25,133
Repros Therapeutics, Inc. (a)	1,180	11,765
Revance Therapeutics, Inc. (a)(b)	315	5,336
Sagent Pharmaceuticals, Inc. (a)(b)	936	23,503
Sciclone Pharmaceuticals, Inc. (a)	2,840	24,878
Sucampo Pharmaceuticals, Inc. (Class A) (a)	603	8,611
Supernus Pharmaceuticals, Inc. (a)	1,414	11,736
Tetraphase Pharmaceuticals, Inc. (a)(b)	1,258	49,955
The Medicines Co. (a)	3,204	88,655
TherapeuticsMD, Inc. (a)	5,694	25,338
Theravance Biopharma, Inc. (a)(b)	1,127	16,815
Theravance, Inc. (b)	3,964	56,091
VIVUS, Inc. (a)(b)	3,844	11,071
XenoPort, Inc. (a)	2,791	24,477
Zogenix, Inc. (a)(b)	5,139	7,040
ZS Pharma, Inc. (a)(b)	266	11,058

		1,666,699

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp.	2,480	42,011
Barrett Business Services, Inc. (b)	362	9,919
CBIZ, Inc. (a)(b)	1,894	16,213
CDI Corp.	723	12,804
CRA International, Inc. (a)	523	15,857
Exponent, Inc.	675	55,687
Franklin Covey Co. (a)	427	8,267
FTI Consulting, Inc. (a)	2,061	79,616
GP Strategies Corp. (a)	678	23,005
Heidrick & Struggles International, Inc.	915	21,091
Hill International, Inc. (a)	1,153	4,427
Huron Consulting Group, Inc. (a)	1,179	80,632
ICF International, Inc. (a)	988	40,488
Insperity, Inc.	1,131	38,330
Kelly Services, Inc. (Class A)	1,372	23,351
Kforce, Inc. (b)	1,197	28,884
Korn/Ferry International (a)	2,456	70,635
Mistras Group, Inc. (a)	791	14,499
Navigant Consulting, Inc. (a)	2,206	33,906
On Assignment, Inc. (a)	2,614	86,759
Paylocity Holding Corp. (a)(b)	406	10,601
Pendrell Corp. (a)(b)	8,232	11,360
Resources Connection, Inc.	2,028	33,361
RPX Corp. (a)(b)	2,542	35,029
The Advisory Board Co. (a)	1,821	89,193
The Corporate Executive Board Co.	1,621	117,571
TriNet Group, Inc. (a)	748	23,397
TrueBlue, Inc. (a)	2,083	46,347
VSE Corp.	235	15,486

See accompanying notes to financial statements.

168

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

WageWorks, Inc. (a)	1,683	$108,671

		1,197,397

REAL ESTATE INVESTMENT TRUSTS — 9.1%
Acadia Realty Trust	3,097	99,197
AG Mortgage Investment Trust, Inc.	1,435	26,648
Agree Realty Corp.	847	26,333
Alexander’s, Inc. (b)	99	43,281
Altisource Residential Corp.	2,899	56,241
American Assets Trust, Inc.	1,679	66,841
American Capital Mortgage Investment Corp. (b)	2,545	47,948
American Realty Capital Healthcare Trust, Inc. (b)	8,136	96,818
American Residential Properties, Inc. (a)	1,555	27,321
AmREIT, Inc.	1,027	27,257
Anworth Mortgage Asset Corp.	5,663	29,731
Apollo Commercial Real Estate Finance, Inc. (b)	2,370	38,773
Apollo Residential Mortgage, Inc.	1,629	25,689
Ares Commercial Real Estate Corp. (b)	1,586	18,207
Armada Hoffler Properties, Inc.	963	9,139
ARMOUR Residential REIT, Inc. (b)	17,163	63,160
Ashford Hospitality Prime, Inc.	1,391	23,870
Ashford Hospitality Trust, Inc.	3,630	38,042
Associated Estates Realty Corp.	2,777	64,454
Aviv REIT, Inc. (b)	939	32,377
Campus Crest Communities, Inc. (b)	3,318	24,255
Capstead Mortgage Corp. (b)	4,901	60,184
CareTrust REIT, Inc.	964	11,886
Catchmark Timber Trust, Inc. (Class A)	1,131	12,803
Cedar Realty Trust, Inc.	3,535	25,947
Chambers Street Properties	11,396	91,852
Chatham Lodging Trust (b)	1,596	46,236
Chesapeake Lodging Trust (b)	2,678	99,648
Colony Financial, Inc.	5,179	123,364
CorEnergy Infrastructure Trust, Inc. (b)	1,525	9,882
Coresite Realty Corp. (b)	1,060	41,393
Cousins Properties, Inc.	10,917	124,672
CubeSmart	7,939	175,214
CyrusOne, Inc.	1,605	44,218
CYS Investments, Inc. (b)	7,817	68,164
DCT Industrial Trust, Inc.	3,984	142,069
DiamondRock Hospitality Co.	9,408	139,897
DuPont Fabros Technology, Inc.	3,163	105,138
Dynex Capital, Inc. (b)	2,805	23,141
EastGroup Properties, Inc. (b)	1,538	97,386
Education Realty Trust, Inc.	2,304	84,303
Empire State Realty Trust, Inc. (Class A)	4,400	77,352
EPR Properties (b)	2,754	158,713
Equity One, Inc.	3,067	77,779
Excel Trust, Inc. (b)	3,096	41,455
FelCor Lodging Trust, Inc.	5,991	64,823
First Industrial Realty Trust, Inc.	5,448	112,011
First Potomac Realty Trust	2,997	37,043
Franklin Street Properties Corp.	4,610	56,565
Getty Realty Corp.	1,318	24,001
Gladstone Commercial Corp. (b)	959	16,466
Glimcher Realty Trust	6,742	92,635
Government Properties Income Trust	3,391	78,027
Gramercy Property Trust, Inc. (b)	9,009	62,162
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,315	18,712
Hatteras Financial Corp.	4,638	85,478
Healthcare Realty Trust, Inc.	4,685	127,994
Hersha Hospitality Trust	9,238	64,943
Highwoods Properties, Inc. (b)	4,328	191,644
Hudson Pacific Properties, Inc.	2,768	83,206
Inland Real Estate Corp.	4,315	47,249
Invesco Mortgage Capital, Inc.	5,911	91,384
Investors Real Estate Trust	4,926	40,245
iStar Financial, Inc. (a)	4,093	55,869
Kite Realty Group Trust	1,485	42,679
LaSalle Hotel Properties	5,387	218,012
Lexington Realty Trust (b)	9,888	108,570
LTC Properties, Inc.	1,680	72,526
Mack-Cali Realty Corp.	4,265	81,291
Medical Properties Trust, Inc.	8,420	116,028
Monmouth Real Estate Investment Corp.(Class A)	3,000	33,210
National Health Investors, Inc.	1,808	126,488
New Residential Investment Corp.	6,778	86,555
New York Mortgage Trust, Inc. (b)	4,851	37,401
New York REIT, Inc.	7,824	82,856
One Liberty Properties, Inc.	598	14,155
Owens Realty Mortgage, Inc. (b)	523	7,662
Parkway Properties, Inc.	3,829	70,415
Pebblebrook Hotel Trust (b)	3,344	152,587
Pennsylvania Real Estate Investment Trust	3,463	81,242
PennyMac Mortgage Investment Trust	3,525	74,342
Physicians Realty Trust (b)	2,301	38,197
Potlatch Corp.	1,892	79,218
PS Business Parks, Inc.	919	73,097
QTS Realty Trust, Inc. (Class A)	484	16,379
RAIT Financial Trust (b)	4,435	34,016
Ramco-Gershenson Properties Trust	3,908	73,236
Redwood Trust, Inc.	4,003	78,859
Resource Capital Corp. (b)	6,459	32,553
Retail Opportunity Investments Corp. (b)	4,444	74,615
Rexford Industrial Realty, Inc.	2,401	37,720
RLJ Lodging Trust	6,290	210,904
Rouse Properties, Inc. (b)	1,794	33,225
Ryman Hospitality Properties (b)	2,088	110,121
Sabra Healthcare REIT, Inc.	2,606	79,144
Saul Centers, Inc.	470	26,879
Select Income REIT (b)	1,771	43,230
Silver Bay Realty Trust Corp.	1,847	30,586
Sovran Self Storage, Inc.	1,583	138,069
STAG Industrial, Inc. (b)	2,727	66,812
Starwood Waypoint Residential Trust	1,890	49,839
STORE Capital Corp. (b)	1,526	32,977
Strategic Hotels & Resorts, Inc. (a)	12,899	170,654

See accompanying notes to financial statements.

169

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Summit Hotel Properties, Inc.	4,038	$50,233
Sun Communities, Inc. (b)	2,301	139,119
Sunstone Hotel Investors, Inc.	9,910	163,614
Terreno Realty Corp. (b)	2,068	42,663
The Geo Group, Inc.	3,545	143,076
Trade Street Residential, Inc.	888	6,829
UMH Properties, Inc. (b)	643	6,141
Universal Health Realty Income Trust	600	28,872
Urstadt Biddle Properties, Inc. (Class A) (b)	1,252	27,394
Washington Real Estate Investment Trust (b)	3,096	85,635
Western Asset Mortgage Capital Corp. (b)	2,097	30,826
Whitestone REIT (b)	1,099	16,606

		7,796,092

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Alexander & Baldwin, Inc.	2,346	92,104
Altisource Asset Management Corp. (a)(b)	70	21,709
Altisource Portfolio Solutions SA (a)(b)	696	23,518
AV Homes, Inc. (a)(b)	451	6,571
Consolidated-Tomoka Land Co. (b)	145	8,091
Forestar Group, Inc. (a)	1,774	27,320
Kennedy-Wilson Holdings, Inc.	3,451	87,310
Marcus & Millichap, Inc. (a)	477	15,860
RE/MAX Holdings, Inc. (Class A)	577	19,762
Tejon Ranch Co. (a)(b)	720	21,211
The St. Joe Co. (a)(b)	3,043	55,961

		379,417

ROAD & RAIL — 0.7%
ArcBest Corp.	1,299	60,235
Celadon Group, Inc.	1,008	22,872
FRP Holdings, Inc. (a)(b)	336	13,175
Heartland Express, Inc. (b)	2,615	70,631
Knight Transportation, Inc. (b)	2,973	100,071
Marten Transport, Ltd. (b)	1,179	25,773
PAM Transportation Services, Inc. (a)	100	5,184
Quality Distribution, Inc. (a)	1,513	16,098
Roadrunner Transportation Systems, Inc. (a)	1,339	31,266
Saia, Inc. (a)	1,227	67,927
Swift Transportation Co. (a)(b)	3,978	113,890
Universal Truckload Services, Inc. (b)	240	6,842
USA Truck, Inc. (a)	331	9,400
Werner Enterprises, Inc. (b)	2,040	63,546
YRC Worldwide, Inc. (a)	1,537	34,567

		641,477

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Energy Industries, Inc. (a)	1,962	46,499
Alpha & Omega Semiconductor, Ltd. (a)	767	6,788
Ambarella, Inc. (a)(b)	1,390	70,501
Amkor Technology, Inc. (a)	4,101	29,117
Applied Micro Circuits Corp. (a)(b)	3,644	23,759
Audience, Inc. (a)(b)	380	1,672
Axcelis Technologies, Inc. (a)	5,478	14,024
Brooks Automation, Inc. (b)	3,405	43,414
Cabot Microelectronics Corp. (a)	1,129	53,424
Cascade Microtech, Inc. (a)(b)	619	9,044
Cavium, Inc. (a)(b)	2,549	157,579
CEVA, Inc. (a)	1,173	21,278
Cirrus Logic, Inc. (a)(b)	2,983	70,309
Cohu, Inc.	1,251	14,887
Cypress Semiconductor Corp. (a)(b)	7,585	108,314
Diodes, Inc. (a)(b)	1,802	49,681
DSP Group, Inc. (a)	964	10,479
Entegris, Inc. (a)(b)	6,503	85,905
Entropic Communications, Inc. (a)(b)	4,601	11,640
Exar Corp. (a)	1,917	19,553
Fairchild Semiconductor International, Inc. (a)(b)	6,002	101,314
Formfactor, Inc. (a)	2,709	23,297
Inphi Corp. (a)	1,698	31,379
Integrated Device Technology, Inc. (a)	6,627	129,889
Integrated Silicon Solution, Inc.	1,322	21,906
International Rectifier Corp. (a)	3,511	140,089
Intersil Corp. (Class A)	6,024	87,167
IXYS Corp.	1,227	15,460
Kopin Corp. (a)(b)	3,390	12,272
Lattice Semiconductor Corp. (a)(b)	5,872	40,458
M/A-COM Technology Solutions Holdings, Inc. (a)	504	15,765
MaxLinear, Inc. (Class A) (a)	1,058	7,840
Micrel, Inc.	2,152	31,225
Microsemi Corp. (a)	4,459	126,546
MKS Instruments, Inc.	2,583	94,538
Monolithic Power Systems, Inc.	1,866	92,815
Nanometrics, Inc. (a)	1,180	19,848
NVE Corp. (a)	240	16,990
OmniVision Technologies, Inc. (a)	2,696	70,096
PDF Solutions, Inc. (a)	1,635	24,296
Pericom Semiconductor Corp. (a)	1,179	15,964
Photronics, Inc. (a)(b)	3,104	25,794
PMC-Sierra, Inc. (a)	8,330	76,303
Power Integrations, Inc.	1,443	74,661
QuickLogic Corp. (a)	2,648	8,315
Rambus, Inc. (a)	5,670	62,880
RF Micro Devices, Inc. (a)(b)	13,804	229,008
Rubicon Technology, Inc. (a)(b)	604	2,760
Rudolph Technologies, Inc. (a)(b)	1,679	17,176
Semtech Corp. (a)	3,237	89,244
Silicon Image, Inc. (a)	3,918	21,627
Silicon Laboratories, Inc. (a)	2,088	99,431
Spansion, Inc. (Class A) (a)	2,899	99,204
Synaptics, Inc. (a)	1,729	119,024
Tessera Technologies, Inc.	2,579	92,225
TriQuint Semiconductor, Inc. (a)	8,160	224,808
Ultra Clean Holdings, Inc. (a)	1,075	9,976
Ultratech, Inc. (a)	1,394	25,873
Veeco Instruments, Inc. (a)(b)	1,970	68,714
Vitesse Semiconductor Corp. (a)(b)	2,138	8,082
Xcerra Corp. (a)	2,420	22,167

		3,344,293

See accompanying notes to financial statements.

170

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SOFTWARE — 4.3%
A10 Networks, Inc. (a)	603	$2,629
ACI Worldwide, Inc. (a)	5,472	110,370
Actuate Corp. (a)	2,445	16,137
Advent Software, Inc.	2,480	75,987
American Software, Inc. (Class A)	1,199	10,923
Aspen Technology, Inc. (a)	4,423	154,893
AVG Technologies NV (a)	1,675	33,065
Barracuda Networks, Inc. (a)	383	13,727
Blackbaud, Inc.	2,227	96,340
Bottomline Technologies, Inc. (a)	1,890	47,779
BroadSoft, Inc. (a)(b)	1,419	41,179
Callidus Software, Inc. (a)	2,466	40,270
CommVault Systems, Inc. (a)	2,302	118,990
Comverse, Inc. (a)	1,151	21,616
Covisint Corp. (a)	1,701	4,508
Cyan, Inc. (a)(b)	2,014	5,035
Digimarc Corp. (b)	312	8,471
Ebix, Inc. (b)	1,586	26,946
Ellie Mae, Inc. (a)(b)	1,251	50,440
EnerNOC, Inc. (a)(b)	1,318	20,363
EPIQ Systems, Inc. (b)	1,611	27,516
ePlus, Inc. (a)	292	22,101
Fair Isaac Corp.	1,551	112,137
FleetMatics Group PLC (a)(b)	1,796	63,740
Gigamon, Inc. (a)(b)	1,156	20,496
Glu Mobile, Inc. (a)	4,763	18,576
Guidance Software, Inc. (a)(b)	835	6,054
Guidewire Software, Inc. (a)(b)	3,262	165,155
HubSpot, Inc. (a)	277	9,310
Imperva, Inc. (a)	964	47,651
Infoblox, Inc. (a)	2,760	55,780
Interactive Intelligence Group (a)(b)	772	36,979
Jive Software, Inc. (a)	1,914	11,541
Kofax, Ltd. (a)	3,560	25,027
Manhattan Associates, Inc. (a)(b)	3,643	148,343
Mavenir Systems, Inc. (a)(b)	668	9,058
Mentor Graphics Corp.	4,595	100,722
MicroStrategy, Inc. (a)	428	69,507
MobileIron, Inc. (a)	573	5,707
Model N, Inc. (a)	1,104	11,724
Monotype Imaging Holdings, Inc.	1,917	55,267
Netscout Systems, Inc. (a)	1,846	67,453
Park City Group, Inc. (a)	200	1,804
Paycom Software, Inc. (a)	132	3,476
Pegasystems, Inc.	1,794	37,261
Progress Software Corp. (a)	2,351	63,524
Proofpoint, Inc. (a)(b)	1,776	85,656
PROS Holdings, Inc. (a)(b)	1,106	30,393
QAD, Inc. (Class A)	288	6,515
QLIK Technologies, Inc. (a)(b)	4,420	136,534
Quality Systems, Inc.	2,529	39,427
Qualys, Inc. (a)(b)	970	36,618
Rally Software Development Corp. (a)(b)	1,199	13,633
RealPage, Inc. (a)(b)	2,258	49,586
Rosetta Stone, Inc. (a)(b)	1,315	12,834
Sapiens International Corp. NV (a)(b)	670	4,938
SeaChange International, Inc. (a)	1,678	10,706
Silver Spring Networks, Inc. (a)(b)	1,680	14,162
SS&C Technologies Holdings, Inc.	3,276	191,613
Synchronoss Technologies, Inc. (a)	1,698	71,078
Take-Two Interactive Software, Inc. (a)(b)	4,027	112,877
Tangoe, Inc. (a)(b)	2,110	27,493
TeleCommunication Systems, Inc. (Class A) (a)	2,420	7,550
TeleNav, Inc. (a)(b)	1,573	10,492
The Rubicon Project, Inc. (a)	300	4,842
The Ultimate Software Group, Inc. (a)(b)	1,363	200,109
TiVo, Inc. (a)(b)	4,948	58,584
Tyler Technologies, Inc. (a)	1,592	174,229
Varonis Systems, Inc. (a)(b)	265	8,700
VASCO Data Security International, Inc. (a)(b)	1,467	41,384
Verint Systems, Inc. (a)	2,885	168,138
VirnetX Holding Corp. (a)(b)	2,162	11,869
Vringo, Inc. (a)	3,332	1,833
Zendesk, Inc. (a)(b)	550	13,404

		3,640,774

SPECIALTY RETAIL — 3.3%
Aeropostale, Inc. (a)(b)	4,013	9,310
America’s Car-Mart, Inc. (a)(b)	427	22,793
American Eagle Outfitters, Inc.	9,338	129,611
ANN, Inc. (a)	2,253	82,189
Asbury Automotive Group, Inc. (a)(b)	1,468	111,451
Barnes & Noble, Inc. (a)(b)	2,062	47,880
bebe stores, inc. (b)	1,851	4,054
Big 5 Sporting Goods Corp.	818	11,967
Brown Shoe Co., Inc.	2,206	70,923
Build-A-Bear Workshop, Inc. (a)	597	12,000
Christopher & Banks Corp. (a)	1,845	10,535
Citi Trends, Inc. (a)	767	19,367
Conn’s, Inc. (a)(b)	1,339	25,026
Destination Maternity Corp.	671	10,702
Destination XL Group, Inc. (a)(b)	2,306	12,591
Express, Inc. (a)	3,892	57,174
Five Below, Inc. (a)(b)	2,612	106,648
Francesca’s Holdings Corp. (a)(b)	2,036	34,001
Genesco, Inc. (a)	1,196	91,638
Group 1 Automotive, Inc. (b)	1,204	107,903
Guess?, Inc.	2,950	62,186
Haverty Furniture Cos., Inc. (b)	1,010	22,230
hhgregg, Inc. (a)	719	5,443
Hibbett Sports, Inc. (a)(b)	1,195	57,874
Kirkland’s, Inc. (a)(b)	691	16,335
Lithia Motors, Inc. (Class A)	1,132	98,133
Lumber Liquidators Holdings, Inc. (a)(b)	1,317	87,330
MarineMax, Inc. (a)	1,128	22,616
Mattress Firm Holding Corp. (a)	648	37,636
Monro Muffler Brake, Inc. (b)	1,463	84,561
New York & Co., Inc. (a)(b)	1,444	3,812
Office Depot, Inc. (a)(b)	25,708	220,446
Outerwall, Inc. (a)(b)	912	68,601
Pacific Sunwear of California, Inc. (a)(b)	2,280	4,970

See accompanying notes to financial statements.

171

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Pep Boys-Manny, Moe & Jack (a)(b)	2,733	$26,838
Pier 1 Imports, Inc.	4,674	71,980
Rent-A-Center, Inc. (b)	2,445	88,802
Restoration Hardware Holdings, Inc. (a)(b)	1,507	144,687
Sears Hometown and Outlet Stores, Inc. (a)	360	4,734
Select Comfort Corp. (a)	2,473	66,845
Shoe Carnival, Inc.	770	19,781
Sonic Automotive, Inc. (Class A)	1,971	53,296
Stage Stores, Inc.	1,529	31,650
Stein Mart, Inc.	1,414	20,673
Systemax, Inc. (a)	552	7,452
The Buckle, Inc. (b)	1,360	71,427
The Cato Corp. (Class A) (b)	1,323	55,804
The Children’s Place, Inc. (b)	1,056	60,192
The Container Store Group, Inc. (a)	643	12,301
The Finish Line, Inc. (Class A)	2,230	54,211
The Men’s Wearhouse, Inc. (b)	2,305	101,766
Tile Shop Holdings, Inc. (a)(b)	1,344	11,935
Tilly’s, Inc. (Class A) (a)(b)	483	4,680
Vitamin Shoppe, Inc. (a)(b)	1,558	75,688
West Marine, Inc. (a)	867	11,202
Winmark Corp. (b)	122	10,604
Zumiez, Inc. (a)(b)	1,079	41,682

		2,818,166

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Cray, Inc. (a)(b)	1,989	68,581
Dot Hill Systems Corp. (a)(b)	2,878	12,721
Eastman Kodak Co. (a)	842	18,280
Electronics for Imaging, Inc. (a)	2,313	99,066
Immersion Corp. (a)	1,436	13,599
Intevac, Inc. (a)(b)	1,148	8,920
Nimble Storage, Inc. (a)(b)	436	11,990
QLogic Corp. (a)(b)	4,207	56,037
Quantum Corp. (a)	10,702	18,835
Silicon Graphics International Corp. (a)	1,707	19,426
Super Micro Computer, Inc. (a)(b)	1,563	54,517
Violin Memory, Inc. (a)(b)	3,848	18,432

		400,404

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Columbia Sportswear Co.	1,286	57,278
Crocs, Inc. (a)(b)	4,025	50,272
Culp, Inc. (b)	403	8,737
G-III Apparel Group, Ltd. (a)	961	97,071
Iconix Brand Group, Inc. (a)(b)	2,204	74,473
Movado Group, Inc.	888	25,193
Oxford Industries, Inc.	648	35,776
Perry Ellis International, Inc. (a)	643	16,673
Quiksilver, Inc. (a)(b)	6,719	14,849
Sequential Brands Group, Inc. (a)	815	10,652
Skechers U.S.A., Inc. (Class A) (a)(b)	1,886	104,202
Steven Madden, Ltd. (a)	2,720	86,578
Tumi Holdings, Inc. (a)(b)	2,395	56,833
Unifi, Inc. (a)	748	22,238
Vera Bradley, Inc. (a)	1,084	22,092
Vince Holding Corp. (a)(b)	573	14,978
Wolverine World Wide, Inc. (b)	4,876	143,696

		841,591

THRIFTS & MORTGAGE FINANCE — 1.8%
Anchor BanCorp Wisconsin, Inc. (a)	318	10,952
Astoria Financial Corp.	3,964	52,959
Bank Mutual Corp. (b)	2,395	16,430
BankFinancial Corp. (b)	1,130	13,402
BBX Capital Corp. (Class A) (a)	355	5,840
Beneficial Mutual Bancorp, Inc. (a)(b)	1,699	20,847
Berkshire Hills Bancorp, Inc.	1,294	34,498
BofI Holding, Inc. (a)(b)	721	56,101
Brookline Bancorp, Inc. (b)	3,571	35,817
Capitol Federal Financial, Inc.	6,889	88,041
Charter Financial Corp.	821	9,400
Clifton Bancorp, Inc.	1,270	17,259
Dime Community Bancshares	1,606	26,146
ESB Financial Corp. (b)	667	12,633
Essent Group, Ltd. (a)(b)	1,993	51,240
EverBank Financial Corp. (b)	4,376	83,406
Federal Agricultural Mortgage Corp. (Class C)	531	16,110
First Defiance Financial Corp.	508	17,302
First Financial Northwest, Inc.	796	9,584
Flagstar Bancorp, Inc. (a)	1,011	15,903
Fox Chase Bancorp, Inc. (b)	627	10,452
Franklin Financial Corp. (a)(b)	579	12,263
Home Loan Servicing Solutions, Ltd. (b)	3,295	64,318
HomeStreet, Inc. (b)	619	10,777
Kearny Financial Corp. (a)(b)	744	10,230
Ladder Capital Corp. (Class A) (a)	769	15,080
Meridian Bancorp, Inc. (a)	1,078	12,095
Meta Financial Group, Inc.	314	11,003
MGIC Investment Corp. (a)(b)	16,330	152,196
NMI Holdings, Inc. (Class A) (a)	2,423	22,122
Northfield Bancorp, Inc. (b)	2,567	37,992
Northwest Bancshares, Inc.	4,781	59,906
OceanFirst Financial Corp.	720	12,341
Oritani Financial Corp.	2,301	35,435
PennyMac Financial Services, Inc. (Class A) (a)	646	11,176
Provident Financial Services, Inc.	3,032	54,758
Radian Group, Inc. (b)	9,172	153,356
Stonegate Mortgage Corp. (a)	769	9,197
Territorial Bancorp, Inc.	421	9,072
Tree.com, Inc. (a)(b)	311	15,034
TrustCo Bank Corp. NY (b)	4,818	34,979
United Community Financial Corp. (b)	2,402	12,899
United Financial Bancorp, Inc.	2,542	36,503
Walker & Dunlop, Inc. (a)	796	13,962
Washington Federal, Inc. (b)	4,873	107,937
Waterstone Financial, Inc. (b)	1,653	21,737
WSFS Financial Corp.	382	29,372

		1,570,062

TOBACCO — 0.1%
22nd Century Group, Inc. (a)(b)	1,986	3,277

See accompanying notes to financial statements.

172

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Alliance One International, Inc. (a)	4,468	$7,059
Universal Corp. (b)	1,075	47,279
Vector Group, Ltd. (b)	3,354	71,474

		129,089

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Aceto Corp. (b)	1,389	30,141
Aircastle, Ltd. (b)	3,108	66,418
Applied Industrial Technologies, Inc. (b)	2,010	91,636
Beacon Roofing Supply, Inc. (a)	2,375	66,025
CAI International, Inc. (a)(b)	883	20,486
DXP Enterprises, Inc. (a)	624	31,531
General Finance Corp. (a)	400	3,944
H&E Equipment Services, Inc.	1,466	41,180
Houston Wire & Cable Co.	934	11,161
Kaman Corp.	1,371	54,963
Rush Enterprises, Inc. (Class A) (a)	1,563	50,094
Stock Building Supply Holdings, Inc. (a)(b)	771	11,812
TAL International Group, Inc. (a)	1,726	75,202
Textainer Group Holdings, Ltd. (b)	1,083	37,168
Titan Machinery, Inc. (a)(b)	883	12,309
Watsco, Inc. (b)	1,247	133,429

		737,499

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)(b)	2,521	35,244

WATER UTILITIES — 0.3%
American States Water Co.	1,966	74,040
Artesian Resources Corp. (Class A) (b)	384	8,675
California Water Service Group	2,432	59,851
Connecticut Water Service, Inc. (b)	555	20,141
Middlesex Water Co. (b)	811	18,702
SJW Corp. (b)	794	25,503
The York Water Co. (b)	667	15,481

		222,393

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)(b)	838	6,427
Leap Wireless International, Inc. (a)(b)(d)	2,486	6,265
NTELOS Holdings Corp. (b)	744	3,117
RingCentral, Inc. (Class A) (a)(b)	1,344	20,053
Shenandoah Telecommunications Co.	1,204	37,625
Spok Holdings, Inc.	1,084	18,818

		92,305

TOTAL COMMON STOCKS —
(Cost $82,145,690)		85,262,743

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (a)	406	16

PHARMACEUTICALS — 0.0% (c)
Furiex Pharmaceuticals (expiring 7/2/16) (a)(d)	209	2,042

TOTAL RIGHTS —
(Cost $2,945)		2,058

SHORT TERM INVESTMENTS — 24.5%
MONEY MARKET FUNDS — 24.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	20,851,784	20,851,784
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	131,040	131,040

TOTAL SHORT TERM INVESTMENT —
(Cost $20,982,824)		20,982,824

TOTAL INVESTMENTS — 124.2% (h)
(Cost $103,131,459)		106,247,625
OTHER ASSETS & LIABILITIES — (24.2)%		(20,721,638)

NET ASSETS — 100.0%		$85,525,987

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

173

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.0%
General Dynamics Corp.	11,567	$1,591,850
Honeywell International, Inc.	21,928	2,191,046
Lockheed Martin Corp.	9,737	1,875,054
Northrop Grumman Corp.	5,069	747,120
Precision Castparts Corp.	4,208	1,013,623
Rockwell Collins, Inc.	4,610	389,453
Textron, Inc.	6,789	285,885
The Boeing Co.	18,240	2,370,835

		10,464,866

AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc. (a)	8,075	604,737
Expeditors International of Washington, Inc.	4,750	211,897
FedEx Corp.	7,952	1,380,944
United Parcel Service, Inc. (Class B)	21,874	2,431,733

		4,629,311

AIRLINES — 0.7%
Delta Air Lines, Inc.	45,979	2,261,707
Southwest Airlines Co.	37,362	1,581,160

		3,842,867

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	6,880	453,461

BANKS — 1.6%
Regions Financial Corp.	36,818	388,798
U.S. Bancorp	47,186	2,121,011
Wells Fargo & Co.	103,864	5,693,824

		8,203,633

BEVERAGES — 2.7%
Brown-Forman Corp. (Class B)	8,590	754,546
Coca-Cola Enterprises, Inc.	6,323	279,603
Constellation Brands, Inc. (Class A) (b)	9,250	908,072
Dr. Pepper Snapple Group, Inc.	10,734	769,413
Molson Coors Brewing Co. (Class B)	8,781	654,360
Monster Beverage Corp. (b)	7,925	858,674
PepsiCo, Inc.	49,411	4,672,304
The Coca-Cola Co.	121,349	5,123,355

		14,020,327

BIOTECHNOLOGY — 5.5%
Alexion Pharmaceuticals, Inc. (b)	10,935	2,023,303
Amgen, Inc.	41,822	6,661,826
Biogen Idec, Inc. (b)	13,032	4,423,713
Celgene Corp. (b)	43,935	4,914,569
Gilead Sciences, Inc. (b)	82,910	7,815,097
Regeneron Pharmaceuticals, Inc. (b)	4,121	1,690,640
Vertex Pharmaceuticals, Inc. (b)	9,386	1,115,057

		28,644,205

BUILDING PRODUCTS — 0.1%
Allegion PLC	3,470	192,446
Masco Corp.	8,804	221,861

		414,307

CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc. (b)	1,882	399,436
Ameriprise Financial, Inc.	10,023	1,325,542
BlackRock, Inc.	4,517	1,615,099
E*TRADE Financial Corp. (b)	6,402	155,280
Franklin Resources, Inc.	10,980	607,963
Invesco, Ltd.	13,543	535,219
Legg Mason, Inc.	5,551	296,257
Northern Trust Corp.	5,955	401,367
T. Rowe Price Group, Inc.	9,597	823,998
The Charles Schwab Corp.	41,023	1,238,484

		7,398,645

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	7,465	1,076,677
Airgas, Inc.	2,263	260,652
CF Industries Holdings, Inc.	1,532	417,531
E. I. du Pont de Nemours & Co.	24,950	1,844,803
Ecolab, Inc.	14,895	1,556,826
International Flavors & Fragrances, Inc.	2,570	260,495
Monsanto Co.	17,554	2,097,176
PPG Industries, Inc.	5,024	1,161,298
Praxair, Inc.	8,450	1,094,782
Sigma-Aldrich Corp.	6,500	892,255
The Sherwin-Williams Co.	4,508	1,185,784

		11,848,279

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	5,291	415,026
Stericycle, Inc. (b)	4,601	603,099
Tyco International PLC	11,248	493,337
Waste Management, Inc.	11,742	602,600

		2,114,062

COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	179,971	5,005,893
F5 Networks, Inc. (b)	4,059	529,558
Motorola Solutions, Inc.	5,629	377,593
QUALCOMM, Inc.	91,451	6,797,553

		12,710,597

CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc. (b)	5,628	159,779

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (a)	3,414	376,632
Vulcan Materials Co.	4,316	283,691

		660,323

CONSUMER FINANCE — 0.8%
American Express Co.	28,853	2,684,483
Discover Financial Services	17,445	1,142,473
Navient Corp.	22,583	488,019

		4,314,975

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	5,179	353,053
Sealed Air Corp.	7,398	313,897

		666,950

DISTRIBUTORS — 0.1%
Genuine Parts Co.	4,865	518,463

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	9,649	324,978

See accompanying notes to financial statements.

174

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Intercontinental Exchange, Inc.	4,350	$953,912
McGraw Hill Financial, Inc.	9,388	835,344
Moody’s Corp.	10,115	969,118

		2,758,374

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Frontier Communications Corp. (a)	24,225	161,581
Level 3 Communications, Inc. (b)	15,370	758,970
Windstream Holdings, Inc.	19,582	161,356

		1,081,907

ELECTRIC UTILITIES — 0.4%
Edison International	7,873	515,524
NextEra Energy, Inc.	12,214	1,298,226

		1,813,750

ELECTRICAL EQUIPMENT — 0.2%
AMETEK, Inc.	8,103	426,461
Rockwell Automation, Inc.	3,809	423,561

		850,022

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A)	16,768	902,286
Corning, Inc.	30,281	694,343
FLIR Systems, Inc.	3,670	118,578
TE Connectivity, Ltd.	10,336	653,752

		2,368,959

ENERGY EQUIPMENT & SERVICES — 0.7%
Cameron International Corp. (b)	4,744	236,963
FMC Technologies, Inc. (b)	8,779	411,208
Schlumberger, Ltd.	33,224	2,837,662

		3,485,833

FOOD & STAPLES RETAILING — 1.3%
CVS Health Corp.	63,085	6,075,716
The Kroger Co.	12,718	816,623

		6,892,339

FOOD PRODUCTS — 1.1%
Campbell Soup Co.	5,755	253,220
ConAgra Foods, Inc.	9,085	329,604
General Mills, Inc.	16,591	884,798
Hormel Foods Corp.	4,415	230,021
Kellogg Co.	7,202	471,299
Keurig Green Mountain, Inc.	6,695	886,385
Kraft Foods Group, Inc.	16,149	1,011,896
McCormick & Co., Inc. (a)	3,713	275,876
Mead Johnson Nutrition Co.	11,084	1,114,385
The Hershey Co.	5,018	521,521

		5,979,005

GAS UTILITIES — 0.0% (c)
AGL Resources, Inc.	2,624	143,034

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	33,108	1,490,522
Baxter International, Inc.	17,552	1,286,386
Becton, Dickinson and Co.	10,587	1,473,287
Boston Scientific Corp. (b)	33,587	445,028
C.R. Bard, Inc.	4,023	670,312
CareFusion Corp. (b)	11,226	666,151
Covidien PLC	24,867	2,543,397
DENTSPLY International, Inc.	4,868	259,318
Edwards Lifesciences Corp. (b)	5,921	754,217
Intuitive Surgical, Inc. (b)	1,961	1,037,251
Medtronic, Inc. (a)	54,097	3,905,804
St. Jude Medical, Inc.	9,700	630,791
Stryker Corp.	16,413	1,548,238
Varian Medical Systems, Inc. (b)	3,756	324,932
Zimmer Holdings, Inc.	6,264	710,463

		17,746,097

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.	8,681	771,133
AmerisourceBergen Corp.	11,397	1,027,553
CIGNA Corp.	6,302	648,539
DaVita HealthCare Partners, Inc. (b)	9,407	712,486
Express Scripts Holding Co. (b)	18,976	1,606,698
McKesson Corp.	5,421	1,125,291
Patterson Cos., Inc.	2,826	135,931
Tenet Healthcare Corp. (a)(b)	2,652	134,377
UnitedHealth Group, Inc.	25,840	2,612,166
Universal Health Services, Inc. (Class B)	2,700	300,402

		9,074,576

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (b)	16,722	1,081,245

HOTELS, RESTAURANTS & LEISURE — 1.9%
Chipotle Mexican Grill, Inc. (b)	1,657	1,134,233
Marriott International, Inc. (Class A) (a)	11,734	915,604
McDonald’s Corp.	27,798	2,604,673
Royal Caribbean Cruises, Ltd.	5,148	424,350
Starbucks Corp.	27,596	2,264,252
Starwood Hotels & Resorts Worldwide, Inc.	5,457	442,399
Wyndham Worldwide Corp.	6,694	574,077
Wynn Resorts, Ltd.	4,416	656,924
Yum! Brands, Inc.	13,430	978,375

		9,994,887

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	18,269	462,023
Garmin, Ltd. (a)	3,778	199,592
Harman International Industries, Inc.	3,657	390,238
Leggett & Platt, Inc. (a)	7,570	322,558
Lennar Corp. (Class A) (a)	9,781	438,287
Mohawk Industries, Inc. (b)	1,625	252,460
Newell Rubbermaid, Inc.	9,823	374,158
Pulte Group, Inc.	9,690	207,947

		2,647,263

HOUSEHOLD PRODUCTS — 2.0%
Colgate-Palmolive Co.	28,130	1,946,315
Kimberly-Clark Corp.	11,494	1,328,017
The Clorox Co.	4,000	416,840
The Procter & Gamble Co.	72,767	6,628,346

		10,319,518

See accompanying notes to financial statements.

175

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	23,572	$3,873,351
Danaher Corp.	19,210	1,646,489
Roper Industries, Inc.	3,831	598,977

		6,118,817

INSURANCE — 0.5%
Aon PLC	9,115	864,376
Marsh & McLennan Cos., Inc.	17,835	1,020,875
The Allstate Corp.	9,488	666,532

		2,551,783

INTERNET & CATALOG RETAIL — 2.3%
Amazon.com, Inc. (b)	20,892	6,483,832
Expedia, Inc.	5,438	464,188
Netflix, Inc. (a)(b)	3,264	1,115,015
The Priceline Group, Inc. (b)	2,879	3,282,665
TripAdvisor, Inc. (b)	5,970	445,720

		11,791,420

INTERNET SOFTWARE & SERVICES — 6.2%
Akamai Technologies, Inc. (b)	9,622	605,801
eBay, Inc. (b)	62,142	3,487,409
Facebook, Inc. (Class A) (b)	114,956	8,968,867
Google, Inc. (Class A) (b)	15,644	8,301,645
Google, Inc. (Class C) (b)	15,643	8,234,475
VeriSign, Inc. (a)(b)	6,037	344,109
Yahoo!, Inc. (b)	48,445	2,446,957

		32,389,263

IT SERVICES — 4.1%
Accenture PLC (Class A)	19,646	1,754,584
Alliance Data Systems Corp. (b)	3,535	1,011,187
Automatic Data Processing, Inc.	26,496	2,208,972
Cognizant Technology Solutions Corp. (Class A) (b)	33,461	1,762,056
Fidelity National Information Services, Inc.	9,857	613,105
Fiserv, Inc. (b)	13,203	937,017
Mastercard, Inc. (Class A)	53,928	4,646,436
Paychex, Inc.	11,703	540,328
Teradata Corp. (a)(b)	4,377	191,187
The Western Union Co. (a)	16,053	287,509
Total System Services, Inc.	6,187	210,111
Visa, Inc. (Class A)	26,895	7,051,869

		21,214,361

LEISURE PRODUCTS — 0.0% (c)
Hasbro, Inc. (a)	3,497	192,300

LIFE SCIENCES TOOLS & SERVICES — 0.6%
PerkinElmer, Inc.	3,775	165,081
Thermo Fisher Scientific, Inc.	22,033	2,760,514
Waters Corp. (b)	2,930	330,270

		3,255,865

MACHINERY — 0.5%
Illinois Tool Works, Inc.	11,099	1,051,075
PACCAR, Inc.	10,356	704,312
Pall Corp.	3,735	378,019
Snap-On, Inc.	2,157	294,948

		2,428,354

MEDIA — 5.2%
CBS Corp.	12,084	668,729
Comcast Corp. (Class A)	94,897	5,504,975
DIRECTV (b)	27,625	2,395,087
Discovery Communications, Inc. (Series A) (b)	7,982	274,980
Discovery Communications, Inc. (Series C) (b)	14,676	494,875
Omnicom Group, Inc. (a)	7,084	548,797
Scripps Networks Interactive, Inc. (Class A) (a)	5,578	419,856
The Interpublic Group of Cos., Inc.	11,266	233,995
The Walt Disney Co.	85,781	8,079,712
Time Warner Cable, Inc.	10,370	1,576,862
Time Warner, Inc.	46,119	3,939,485
Twenty-First Century Fox, Inc. (Class A)	58,103	2,231,446
Viacom, Inc. (Class B)	10,340	778,085

		27,146,884

MULTI-UTILITIES — 0.5%
Dominion Resources, Inc.	15,130	1,163,497
Integrys Energy Group, Inc.	2,019	157,179
NiSource, Inc.	8,176	346,826
Sempra Energy	6,965	775,622
Wisconsin Energy Corp.	6,056	319,394

		2,762,518

MULTILINE RETAIL — 0.6%
Dollar General Corp. (b)	10,314	729,200
Dollar Tree, Inc. (b)	11,151	784,807
Family Dollar Stores, Inc.	2,524	199,926
Macy’s, Inc.	8,176	537,572
Nordstrom, Inc.	7,748	615,114

		2,866,619

OIL, GAS & CONSUMABLE FUELS — 2.5%
Anadarko Petroleum Corp.	14,392	1,187,340
Cabot Oil & Gas Corp.	22,648	670,607
Cimarex Energy Co.	2,474	262,244
EOG Resources, Inc.	30,125	2,773,609
EQT Corp.	5,548	419,984
Kinder Morgan, Inc. (a)	93,456	3,954,123
Pioneer Natural Resources Co.	5,643	839,961
Range Resources Corp.	9,278	495,909
Spectra Energy Corp.	19,569	710,355
The Williams Cos., Inc.	36,943	1,660,218

		12,974,350

PAPER & FOREST PRODUCTS — 0.1%
Weyerhaeuser Co.	20,490	735,386

PERSONAL PRODUCTS — 0.1%
The Estee Lauder Cos., Inc. (Class A)	6,875	523,875

PHARMACEUTICALS — 7.0%
AbbVie, Inc.	87,630	5,734,507
Actavis PLC (b)	14,596	3,757,156
Allergan, Inc.	16,376	3,481,374
Bristol-Myers Squibb Co.	48,318	2,852,211
Eli Lilly & Co.	32,905	2,270,116
Hospira, Inc. (b)	9,254	566,807

See accompanying notes to financial statements.

176

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Johnson & Johnson	89,259	$9,333,814
Mallinckrodt PLC (b)	6,359	629,732
Merck & Co., Inc.	89,309	5,071,858
Mylan, Inc. (b)	20,626	1,162,688
Perrigo Co. PLC	3,880	648,581
Zoetis, Inc.	27,522	1,184,272

		36,693,116

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	1,265	153,014
Equifax, Inc.	4,691	379,361
Nielsen NV	17,826	797,357
Robert Half International, Inc.	7,417	433,005

		1,762,737

REAL ESTATE INVESTMENT TRUSTS — 3.9%
American Tower Corp.	21,770	2,151,964
Apartment Investment & Management Co. (Class A)	8,031	298,352
AvalonBay Communities, Inc.	7,279	1,189,316
Boston Properties, Inc.	8,400	1,080,996
Crown Castle International Corp.	18,318	1,441,627
Equity Residential	19,955	1,433,567
Essex Property Trust, Inc.	3,497	722,480
General Growth Properties, Inc.	34,467	969,557
HCP, Inc.	14,131	622,188
Health Care REIT, Inc.	17,987	1,361,076
Host Hotels & Resorts, Inc.	41,678	990,686
Iron Mountain, Inc. (a)	10,274	397,193
Kimco Realty Corp.	22,614	568,516
Plum Creek Timber Co., Inc.	5,414	231,665
Public Storage	7,951	1,469,742
Simon Property Group, Inc.	17,062	3,107,161
The Macerich Co.	7,561	630,663
Ventas, Inc.	16,136	1,156,951
Vornado Realty Trust	5,858	689,545

		20,513,245

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	15,396	527,313

ROAD & RAIL — 1.8%
CSX Corp.	54,700	1,981,781
Kansas City Southern	3,249	396,476
Norfolk Southern Corp.	11,393	1,248,787
Union Pacific Corp.	48,903	5,825,814

		9,452,858

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Altera Corp.	8,541	315,505
Analog Devices, Inc.	8,770	486,910
Applied Materials, Inc.	42,884	1,068,669
Avago Technologies, Ltd.	13,955	1,403,733
Broadcom Corp. (Class A)	29,575	1,281,485
Intel Corp.	265,869	9,648,386
KLA-Tencor Corp.	4,083	287,117
Lam Research Corp.	8,725	692,242
Linear Technology Corp.	7,202	328,411
Microchip Technology, Inc. (a)	6,854	309,184
Micron Technology, Inc. (b)	59,014	2,066,080
NVIDIA Corp.	28,443	570,282
Texas Instruments, Inc.	37,196	1,988,684
Xilinx, Inc.	7,115	308,008

		20,754,696

SOFTWARE — 6.5%
Adobe Systems, Inc. (b)	17,996	1,308,309
Autodesk, Inc. (b)	12,524	752,191
Citrix Systems, Inc. (b)	8,846	564,375
Electronic Arts, Inc. (b)	17,071	802,593
Intuit, Inc.	15,656	1,443,327
Microsoft Corp.	453,204	21,051,326
Oracle Corp.	117,422	5,280,467
Red Hat, Inc. (b)	10,335	714,562
Salesforce.com, Inc. (b)	21,943	1,301,439
Symantec Corp.	20,920	536,703

		33,755,292

SPECIALTY RETAIL — 3.7%
AutoNation, Inc. (b)	1,716	103,663
AutoZone, Inc. (b)	1,801	1,115,017
Bed Bath & Beyond, Inc. (a)(b)	5,012	381,764
CarMax, Inc. (a)(b)	5,948	396,018
L Brands, Inc.	9,513	823,350
Lowe’s Cos., Inc.	53,527	3,682,658
O’Reilly Automotive, Inc. (b)	5,587	1,076,168
PetSmart, Inc.	2,783	226,244
Ross Stores, Inc.	11,587	1,092,191
The Gap, Inc.	6,446	271,441
The Home Depot, Inc.	72,475	7,607,701
Tiffany & Co. (a)	4,254	454,582
TJX Cos., Inc.	24,998	1,714,363
Tractor Supply Co.	7,484	589,889

		19,535,049

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.1%
Apple, Inc.	322,470	35,594,238
EMC Corp.	79,438	2,362,486
NetApp, Inc.	8,928	370,066
SanDisk Corp.	12,019	1,177,622
Seagate Technology PLC (a)	18,014	1,197,931
Western Digital Corp.	12,045	1,333,381

		42,035,724

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Fossil Group, Inc. (b)	1,605	177,738
Michael Kors Holdings, Ltd. (b)	11,276	846,828
NIKE, Inc. (Class B)	38,367	3,688,987
Ralph Lauren Corp.	1,907	353,100
Under Armour, Inc. (Class A) (a)(b)	9,188	623,865
V.F. Corp.	18,989	1,422,276

		7,112,794

TOBACCO — 2.2%
Altria Group, Inc.	108,658	5,353,580
Lorillard, Inc.	19,834	1,248,352
Philip Morris International, Inc.	46,908	3,820,656
Reynolds American, Inc.	16,919	1,087,384

		11,509,972

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (a)	9,402	447,159

See accompanying notes to financial statements.

177

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

United Rentals, Inc. (b)	5,471	$558,097
W.W. Grainger, Inc. (a)	1,592	405,785

		1,411,041

TOTAL COMMON STOCKS —
(Cost $393,991,557)		519,642,469

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS — 2.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	9,591,985	9,591,985
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	1,256,205	1,256,205

TOTAL SHORT TERM INVESTMENT —
(Cost $10,848,190)		10,848,190

TOTAL INVESTMENTS — 101.7% (g)
(Cost $404,839,747)		530,490,659
OTHER ASSETS & LIABILITIES — (1.7)%		(9,044,729)

NET ASSETS — 100.0%		$521,445,930

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

178

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.4%
General Dynamics Corp.	2,836	$390,290
Honeywell International, Inc.	10,346	1,033,772
L-3 Communications Holdings, Inc.	2,396	302,399
Lockheed Martin Corp.	2,522	485,662
Northrop Grumman Corp.	2,978	438,928
Precision Castparts Corp.	1,800	433,584
Raytheon Co.	8,337	901,813
Rockwell Collins, Inc.	1,300	109,824
Textron, Inc.	4,100	172,651
The Boeing Co.	9,000	1,169,820
United Technologies Corp.	22,942	2,638,330

		8,077,073

AIR FREIGHT & LOGISTICS — 0.7%
Expeditors International of Washington, Inc.	2,997	133,696
FedEx Corp.	3,167	549,981
United Parcel Service, Inc. (Class B)	8,100	900,477

		1,584,154

AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	6,200	340,690
Delphi Automotive PLC	8,022	583,360
Johnson Controls, Inc.	18,000	870,120
The Goodyear Tire & Rubber Co.	7,400	211,418

		2,005,588

AUTOMOBILES — 1.3%
Ford Motor Co.	104,263	1,616,076
General Motors Co.	36,556	1,276,170
Harley-Davidson, Inc.	2,400	158,184

		3,050,430

BANKS — 10.9%
Bank of America Corp.	284,762	5,094,392
BB&T Corp.	19,529	759,483
Citigroup, Inc.	82,051	4,439,780
Comerica, Inc.	4,900	229,516
Fifth Third Bancorp	22,300	454,362
Huntington Bancshares, Inc.	22,100	232,492
JPMorgan Chase & Co.	101,234	6,335,224
KeyCorp	23,500	326,650
M&T Bank Corp. (a)	3,580	449,720
PNC Financial Services Group, Inc.	14,254	1,300,392
Regions Financial Corp.	19,671	207,726
SunTrust Banks, Inc.	14,107	591,083
U.S. Bancorp	25,225	1,133,864
Wells Fargo & Co.	76,724	4,206,010
Zions Bancorporation	5,524	157,489

		25,918,183

BEVERAGES — 1.5%
Coca-Cola Enterprises, Inc.	2,900	128,238
PepsiCo, Inc.	16,234	1,535,087
The Coca-Cola Co.	46,973	1,983,200

		3,646,525

BIOTECHNOLOGY — 0.1%
Vertex Pharmaceuticals, Inc. (b)	1,900	225,720

BUILDING PRODUCTS — 0.1%
Allegion PLC	864	47,917
Masco Corp.	5,330	134,316

		182,233

CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc. (b)	600	127,344
BlackRock, Inc.	1,200	429,072
E*TRADE Financial Corp. (b)	4,675	113,392
Franklin Resources, Inc.	5,200	287,924
Invesco, Ltd.	5,000	197,600
Morgan Stanley	41,306	1,602,673
Northern Trust Corp.	3,050	205,570
State Street Corp. (c)	11,328	889,248
T. Rowe Price Group, Inc.	2,300	197,478
The Bank of New York Mellon Corp.	30,517	1,238,075
The Charles Schwab Corp.	10,900	329,071
The Goldman Sachs Group, Inc.	10,950	2,122,438

		7,739,885

CHEMICALS — 2.5%
Air Products & Chemicals, Inc.	1,546	222,979
Airgas, Inc.	702	80,856
CF Industries Holdings, Inc.	644	175,516
E. I. du Pont de Nemours & Co.	12,277	907,761
Eastman Chemical Co.	4,000	303,440
FMC Corp.	3,600	205,308
International Flavors & Fragrances, Inc.	898	91,021
LyondellBasell Industries NV (Class A)	11,300	897,107
Monsanto Co.	4,500	537,615
PPG Industries, Inc.	1,300	300,495
Praxair, Inc.	3,678	476,522
The Dow Chemical Co.	29,970	1,366,932
The Mosaic Co.	8,541	389,897

		5,955,449

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Pitney Bowes, Inc.	5,400	131,598
Republic Services, Inc.	6,866	276,357
The ADT Corp. (a)	4,900	177,527
Tyco International PLC	5,977	262,151
Waste Management, Inc.	5,345	274,305

		1,121,938

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	49,832	1,386,077
Harris Corp.	2,844	204,256
Juniper Networks, Inc.	11,023	246,033
Motorola Solutions, Inc.	3,011	201,978

		2,038,344

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	4,266	258,648
Jacobs Engineering Group, Inc. (b)	3,709	165,755
Quanta Services, Inc. (b)	3,085	87,583

		511,986

CONSTRUCTION MATERIALS — 0.0% (d)
Vulcan Materials Co.	1,450	95,309

CONSUMER FINANCE — 1.0%
American Express Co.	9,900	921,096

See accompanying notes to financial statements.

179

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Capital One Financial Corp.	15,006	$1,238,745
Discover Financial Services	3,700	242,313

		2,402,154

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	2,485	128,922
Ball Corp.	1,176	80,168
MeadWestvaco Corp.	4,760	211,296
Owens-Illinois, Inc. (b)	4,449	120,079
Sealed Air Corp.	2,100	89,103

		629,568

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,697	180,849

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	2,528	85,143

DIVERSIFIED FINANCIAL SERVICES — 3.8%
Berkshire Hathaway, Inc. (Class B) (b)	49,409	7,418,761
CME Group, Inc.	8,527	755,918
Intercontinental Exchange, Inc.	900	197,361
Leucadia National Corp.	8,561	191,938
McGraw Hill Financial, Inc.	2,760	245,585
The NASDAQ OMX Group, Inc.	3,397	162,920

		8,972,483

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
AT&T, Inc. (a)	140,468	4,718,320
CenturyLink, Inc.	15,450	611,511
Frontier Communications Corp. (a)	15,215	101,484
Verizon Communications, Inc.	112,332	5,254,891
Windstream Holdings, Inc.	6,685	55,085

		10,741,291

ELECTRIC UTILITIES — 3.5%
American Electric Power Co., Inc.	13,211	802,172
Duke Energy Corp.	19,188	1,602,966
Edison International	4,953	324,322
Entergy Corp.	4,928	431,101
Exelon Corp. (a)	23,565	873,790
FirstEnergy Corp.	11,614	452,830
NextEra Energy, Inc.	5,840	620,734
Northeast Utilities (a)	8,623	461,503
Pepco Holdings, Inc.	7,065	190,260
Pinnacle West Capital Corp.	3,034	207,253
PPL Corp.	18,055	655,938
The Southern Co.	24,347	1,195,681
Xcel Energy, Inc.	13,672	491,098

		8,309,648

ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	2,700	142,101
Eaton Corp. PLC	12,834	872,199
Emerson Electric Co.	18,811	1,161,203
Rockwell Automation, Inc.	1,800	200,160

		2,375,663

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	19,821	454,495
FLIR Systems, Inc.	2,051	66,268
TE Connectivity, Ltd.	5,944	375,958

		896,721

ENERGY EQUIPMENT & SERVICES — 2.1%
Baker Hughes, Inc.	11,721	657,196
Cameron International Corp. (b)	3,001	149,900
Diamond Offshore Drilling, Inc. (a)	1,911	70,153
Ensco PLC (Class A) (a)	6,343	189,973
FMC Technologies, Inc. (b)	2,000	93,680
Halliburton Co.	22,900	900,657
Helmerich & Payne, Inc.	2,900	195,518
Nabors Industries, Ltd.	8,473	109,980
National Oilwell Varco, Inc.	11,652	763,556
Noble Corp. PLC (a)	7,097	117,597
Schlumberger, Ltd.	18,500	1,580,085
Transocean, Ltd. (a)	9,301	170,487

		4,998,782

FOOD & STAPLES RETAILING — 3.7%
Costco Wholesale Corp.	11,815	1,674,776
Safeway, Inc.	6,200	217,744
Sysco Corp. (a)	16,069	637,778
The Kroger Co.	7,070	453,965
Wal-Mart Stores, Inc.	42,717	3,668,536
Walgreens Boots Alliance, Inc.	23,514	1,791,767
Whole Foods Market, Inc.	9,704	489,276

		8,933,842

FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	17,445	907,140
Campbell Soup Co. (a)	2,084	91,696
ConAgra Foods, Inc.	7,057	256,028
General Mills, Inc.	7,818	416,934
Hormel Foods Corp.	1,427	74,347
Kellogg Co.	3,271	214,054
Kraft Foods Group, Inc.	8,000	501,280
McCormick & Co., Inc. (a)	1,707	126,830
Mondelez International, Inc. (Class A)	45,494	1,652,570
The Hershey Co.	1,500	155,895
The J.M. Smucker Co.	2,796	282,340
Tyson Foods, Inc. (Class A)	8,155	326,934

		5,006,048

GAS UTILITIES — 0.0% (d)
AGL Resources, Inc.	1,896	103,351

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Abbott Laboratories	24,436	1,100,109
Baxter International, Inc.	6,020	441,206
Boston Scientific Corp. (b)	19,400	257,050
DENTSPLY International, Inc.	1,471	78,360
St. Jude Medical, Inc.	2,900	188,587
Varian Medical Systems, Inc. (a)(b)	841	72,755
Zimmer Holdings, Inc.	1,589	180,224

		2,318,291

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Aetna, Inc.	5,209	462,715
Anthem, Inc.	7,328	920,910
Cardinal Health, Inc.	8,985	725,359
CIGNA Corp.	4,000	411,640
Express Scripts Holding Co. (b)	10,486	887,850

See accompanying notes to financial statements.

180

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Humana, Inc.	4,173	$599,368
Laboratory Corp. of America Holdings (b)	2,284	246,443
McKesson Corp.	3,600	747,288
Patterson Cos., Inc. (a)	946	45,503
Quest Diagnostics, Inc. (a)	4,010	268,910
Tenet Healthcare Corp. (a)(b)	1,331	67,442
UnitedHealth Group, Inc.	13,285	1,342,981
Universal Health Services, Inc. (Class B)	1,200	133,512

		6,859,921

HOTELS, RESTAURANTS & LEISURE — 1.3%
Carnival Corp.	12,181	552,165
Darden Restaurants, Inc. (a)	3,521	206,436
McDonald’s Corp.	12,674	1,187,554
Royal Caribbean Cruises, Ltd.	2,000	164,860
Starbucks Corp.	6,700	549,735
Starwood Hotels & Resorts Worldwide, Inc.	2,100	170,247
Yum! Brands, Inc.	4,910	357,693

		3,188,690

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd. (a)	1,418	74,913
Mohawk Industries, Inc. (b)	900	139,824
Newell Rubbermaid, Inc.	2,468	94,006
Pulte Group, Inc.	4,211	90,368
Whirlpool Corp.	2,088	404,529

		803,640

HOUSEHOLD PRODUCTS — 2.0%
Colgate-Palmolive Co.	9,474	655,506
Kimberly-Clark Corp.	4,283	494,858
The Clorox Co.	1,581	164,756
The Procter & Gamble Co.	37,279	3,395,744

		4,710,864

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
NRG Energy, Inc.	9,537	257,022
The AES Corp.	18,701	257,513

		514,535

INDUSTRIAL CONGLOMERATES — 3.6%
3M Co.	5,700	936,624
Danaher Corp.	7,100	608,541
General Electric Co.	271,932	6,871,722
Roper Industries, Inc.	764	119,451

		8,536,338

INSURANCE — 5.3%
ACE, Ltd.	9,004	1,034,379
Aflac, Inc.	12,155	742,549
American International Group, Inc.	37,943	2,125,187
Aon PLC	3,200	303,456
Assurant, Inc.	2,002	136,997
Cincinnati Financial Corp.	4,122	213,643
Genworth Financial, Inc. (Class A) (b)	13,547	115,149
Lincoln National Corp.	7,019	404,786
Loews Corp.	8,437	354,523
Marsh & McLennan Cos., Inc.	5,890	337,144
MetLife, Inc.	30,738	1,662,618
Principal Financial Group, Inc.	7,368	382,694
Prudential Financial, Inc.	12,400	1,121,704
The Allstate Corp.	6,744	473,766
The Chubb Corp.	6,376	659,725
The Hartford Financial Services Group, Inc.	11,643	485,397
The Progressive Corp.	14,524	392,003
The Travelers Cos., Inc.	9,014	954,132
Torchmark Corp.	3,500	189,595
Unum Group	6,852	238,998
XL Group PLC	6,948	238,803

		12,567,248

IT SERVICES — 2.4%
Accenture PLC (Class A)	7,262	648,569
Computer Sciences Corp.	3,826	241,229
Fidelity National Information Services, Inc.	2,800	174,160
International Business Machines Corp.	24,927	3,999,288
Paychex, Inc.	2,932	135,371
Teradata Corp. (a)(b)	2,205	96,315
The Western Union Co. (a)	5,530	99,042
Total System Services, Inc.	1,400	47,544
Xerox Corp.	29,019	402,203

		5,843,721

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (a)	1,344	73,907
Mattel, Inc. (a)	9,199	284,663

		358,570

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.	8,992	368,132
PerkinElmer, Inc.	1,442	63,059
Waters Corp. (b)	900	101,448

		532,639

MACHINERY — 2.7%
Caterpillar, Inc.	16,357	1,497,156
Cummins, Inc.	4,581	660,443
Deere & Co. (a)	9,677	856,124
Dover Corp.	4,518	324,031
Flowserve Corp.	3,700	221,371
Illinois Tool Works, Inc.	4,320	409,104
Ingersoll-Rand PLC	7,186	455,521
Joy Global, Inc. (a)	2,896	134,722
PACCAR, Inc.	4,500	306,045
Pall Corp.	1,064	107,687
Parker-Hannifin Corp.	4,012	517,347
Pentair PLC	5,009	332,698
Snap-On, Inc.	565	77,258
Stanley Black & Decker, Inc.	4,312	414,297
Xylem, Inc.	4,938	187,990

		6,501,794

MEDIA — 1.8%
Cablevision Systems Corp. (Class A) (a)	6,214	128,257
CBS Corp.	7,000	387,380
Comcast Corp. (Class A)	23,000	1,334,230

See accompanying notes to financial statements.

181

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Gannett Co., Inc.	6,201	$197,998
News Corp. (Class A) (b)	13,500	211,815
Omnicom Group, Inc.	3,200	247,904
The Interpublic Group of Cos., Inc.	5,800	120,466
Time Warner Cable, Inc.	2,500	380,150
Twenty-First Century Fox, Inc. (Class A)	21,609	829,894
Viacom, Inc. (Class B)	4,900	368,725

		4,206,819

METALS & MINING — 0.8%
Alcoa, Inc.	32,677	515,970
Allegheny Technologies, Inc. (a)	2,979	103,580
Freeport-McMoRan, Inc.	28,156	657,724
Newmont Mining Corp.	13,584	256,738
Nucor Corp.	8,732	428,304

		1,962,316

MULTI-UTILITIES — 2.0%
Ameren Corp.	6,838	315,437
CenterPoint Energy, Inc.	12,025	281,746
CMS Energy Corp.	7,475	259,756
Consolidated Edison, Inc.	8,051	531,446
Dominion Resources, Inc.	8,352	642,269
DTE Energy Co.	4,799	414,490
Integrys Energy Group, Inc.	1,127	87,737
NiSource, Inc.	4,550	193,011
PG&E Corp.	13,031	693,770
Public Service Enterprise Group, Inc.	13,847	573,404
SCANA Corp. (a)	3,949	238,520
Sempra Energy	2,767	308,133
TECO Energy, Inc. (a)	6,836	140,070
Wisconsin Energy Corp. (a)	3,068	161,806

		4,841,595

MULTILINE RETAIL — 1.0%
Dollar General Corp. (b)	3,154	222,988
Family Dollar Stores, Inc.	1,321	104,636
Kohl’s Corp. (a)	5,535	337,856
Macy’s, Inc.	5,298	348,344
Target Corp.	17,222	1,307,322

		2,321,146

OIL, GAS & CONSUMABLE FUELS — 12.0%
Anadarko Petroleum Corp.	6,603	544,747
Apache Corp.	10,190	638,607
Chesapeake Energy Corp. (a)	14,008	274,137
Chevron Corp.	51,214	5,745,187
Cimarex Energy Co.	1,195	126,670
ConocoPhillips	33,319	2,301,010
CONSOL Energy, Inc.	6,177	208,844
Denbury Resources, Inc. (a)	10,015	81,422
Devon Energy Corp.	10,562	646,500
EQT Corp.	1,400	105,980
Exxon Mobil Corp.	114,620	10,596,619
Hess Corp. (a)	6,888	508,472
Marathon Oil Corp.	18,715	529,447
Marathon Petroleum Corp.	7,618	687,601
Murphy Oil Corp.	4,733	239,111
Newfield Exploration Co. (b)	3,671	99,558
Noble Energy, Inc.	9,800	464,814
Occidental Petroleum Corp.	20,991	1,692,084
ONEOK, Inc.	5,646	281,114
Phillips 66	14,941	1,071,270
Pioneer Natural Resources Co.	1,200	178,620
QEP Resources, Inc.	4,795	96,955
Southwestern Energy Co. (b)	9,578	261,384
Spectra Energy Corp.	8,579	311,418
Tesoro Corp.	3,445	256,136
Valero Energy Corp.	14,124	699,138

		28,646,845

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co.	11,429	612,366
Weyerhaeuser Co.	4,158	149,230

		761,596

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	11,818	110,971
The Estee Lauder Cos., Inc. (Class A)	2,700	205,740

		316,711

PHARMACEUTICALS — 5.4%
Bristol-Myers Squibb Co.	21,158	1,248,957
Eli Lilly & Co.	10,386	716,530
Johnson & Johnson	31,860	3,331,600
Merck & Co., Inc.	33,200	1,885,428
Perrigo Co. PLC	1,900	317,604
Pfizer, Inc.	170,587	5,313,785

		12,813,904

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	400	48,384
Equifax, Inc.	1,000	80,870

		129,254

REAL ESTATE INVESTMENT TRUSTS — 0.5%
HCP, Inc.	5,440	239,523
Plum Creek Timber Co., Inc.	2,101	89,902
ProLogis, Inc.	13,501	580,948
Vornado Realty Trust	1,809	212,937

		1,123,310

ROAD & RAIL — 0.3%
Kansas City Southern	1,400	170,842
Norfolk Southern Corp.	2,800	306,908
Ryder Systems, Inc.	1,489	138,254

		616,004

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Altera Corp.	4,042	149,311
Analog Devices, Inc.	4,085	226,799
Applied Materials, Inc.	11,854	295,402
First Solar, Inc. (b)	2,000	89,190
KLA-Tencor Corp.	2,400	168,768
Linear Technology Corp.	2,810	128,136
Microchip Technology, Inc. (a)	2,100	94,731
Texas Instruments, Inc.	10,343	552,989
Xilinx, Inc.	3,313	143,420

		1,848,746

See accompanying notes to financial statements.

182

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SOFTWARE — 1.0%
Adobe Systems, Inc. (b)	4,000	$290,800
CA, Inc.	8,674	264,123
Oracle Corp.	29,815	1,340,781
Salesforce.com, Inc. (b)	5,100	302,481
Symantec Corp.	8,806	225,918

		2,424,103

SPECIALTY RETAIL — 0.9%
AutoNation, Inc. (b)	1,170	70,680
Bed Bath & Beyond, Inc. (a)(b)	2,600	198,042
Best Buy Co., Inc.	7,864	306,539
CarMax, Inc. (a)(b)	2,742	182,562
GameStop Corp. (Class A) (a)	2,892	97,750
L Brands, Inc.	1,970	170,503
PetSmart, Inc.	1,425	115,845
Staples, Inc. (a)	17,281	313,132
The Gap, Inc.	4,090	172,230
Tiffany & Co. (a)	900	96,174
TJX Cos., Inc.	6,300	432,054
Urban Outfitters, Inc. (a)(b)	2,670	93,797

		2,249,308

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
EMC Corp.	15,996	475,721
Hewlett-Packard Co.	50,496	2,026,404
NetApp, Inc.	4,091	169,572

		2,671,697

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Coach, Inc.	7,415	278,507
Fossil Group, Inc. (b)	400	44,296
PVH Corp.	2,198	281,718
Ralph Lauren Corp.	654	121,095

		725,616

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	13,498	136,600
People’s United Financial, Inc. (a)	8,323	126,343

		262,943

TOBACCO — 0.6%
Philip Morris International, Inc.	18,904	1,539,731

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co. (a)	2,700	128,412
W.W. Grainger, Inc. (a)	800	203,912

		332,324

TOTAL COMMON STOCKS —
(Cost $210,657,429)		238,318,579

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,811,072	8,811,072
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	167,234	167,234

TOTAL SHORT TERM INVESTMENT —
(Cost $8,978,306)		8,978,306

TOTAL INVESTMENTS — 103.6% (h)
(Cost $219,635,735)		247,296,885
OTHER ASSETS & LIABILITIES — (3.6)%		(8,502,748)

NET ASSETS — 100.0%		$238,794,137

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

183

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	750	$20,835
Aerovironment, Inc. (a)	380	10,355
Alliant Techsystems, Inc.	588	68,355
American Science & Engineering, Inc. (b)	147	7,629
Astronics Corp. (a)	323	17,865
BE Aerospace, Inc. (a)	1,879	109,020
Cubic Corp.	375	19,740
Curtiss-Wright Corp.	800	56,472
DigitalGlobe, Inc. (a)	1,423	44,070
Ducommun, Inc. (a)	233	5,890
Engility Holdings, Inc. (a)	294	12,583
Erickson, Inc. (a)(b)	76	634
Esterline Technologies Corp. (a)	601	65,918
Exelis, Inc.	3,302	57,884
GenCorp, Inc. (a)(b)	1,011	18,501
HEICO Corp. (b)	1,142	68,977
Hexcel Corp. (a)	1,769	73,396
Huntington Ingalls Industries, Inc.	872	98,065
KLX, Inc. (a)	989	40,796
Kratos Defense & Security Solutions, Inc. (a)	918	4,609
LMI Aerospace, Inc. (a)(b)	233	3,285
Moog, Inc. (Class A) (a)	705	52,191
National Presto Industries, Inc. (b)	71	4,121
Orbital Sciences Corp. (a)	1,109	29,821
Sparton Corp. (a)	233	6,603
Spirit Aerosystems Holdings, Inc. (Class A) (a)	2,129	91,632
Taser International, Inc. (a)(b)	970	25,686
Teledyne Technologies, Inc. (a)	641	65,857
The Keyw Holding Corp. (a)(b)	598	6,207
TransDigm Group, Inc.	977	191,834
Triumph Group, Inc.	918	61,708
Vectrus, Inc. (a)	200	5,480

		1,346,019

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	1,067	9,134
Atlas Air Worldwide Holdings, Inc. (a)	432	21,298
Echo Global Logistics, Inc. (a)(b)	385	11,242
Forward Air Corp.	506	25,487
HUB Group, Inc. (Class A) (a)	653	24,866
Park-Ohio Holdings Corp.	147	9,265
UTI Worldwide, Inc. (a)(b)	1,817	21,931
XPO Logistics, Inc. (a)	921	37,651

		160,874

AIRLINES — 2.0%
Alaska Air Group, Inc.	2,462	147,129
Allegiant Travel Co.	254	38,184
American Airlines Group, Inc.	12,886	691,076
Copa Holdings SA (Class A) (b)	616	63,842
Hawaiian Holdings, Inc. (a)	851	22,168
JetBlue Airways Corp. (a)(b)	4,402	69,816
Republic Airways Holdings, Inc. (a)	981	14,313
SkyWest, Inc.	1,067	14,170
Spirit Airlines, Inc. (a)	1,320	99,766
United Continental Holdings, Inc. (a)	6,697	447,962
Virgin America, Inc. (a)	300	12,975

		1,621,401

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	1,166	26,340
Cooper Tire & Rubber Co.	987	34,200
Cooper-Standard Holding, Inc. (a)	211	12,213
Dana Holding Corp.	3,036	66,003
Dorman Products, Inc. (a)(b)	437	21,094
Drew Industries, Inc. (a)	454	23,186
Federal-Mogul Holdings Corp. (a)(b)	378	6,082
Fox Factory Holding Corp. (a)	190	3,084
Fuel Systems Solutions, Inc. (a)(b)	309	3,380
Gentex Corp.	2,584	93,360
Gentherm, Inc. (a)	684	25,048
Lear Corp.	1,417	138,979
Modine Manufacturing Co. (a)	995	13,532
Motorcar Parts of America, Inc. (a)	279	8,674
Remy International, Inc. (b)	309	6,464
Shiloh Industries, Inc. (a)	122	1,919
Spartan Motors, Inc.	682	3,587
Standard Motor Products, Inc.	375	14,295
Stoneridge, Inc. (a)	617	7,935
Strattec Security Corp.	6	495
Superior Industries International, Inc.	451	8,925
Tenneco, Inc. (a)	1,103	62,441
Tower International, Inc. (a)	368	9,402
TRW Automotive Holdings Corp. (a)	1,956	201,175
Visteon Corp. (a)	794	84,847

		876,660

AUTOMOBILES — 0.5%
Tesla Motors, Inc. (a)	1,684	374,538
Thor Industries, Inc.	810	45,255
Winnebago Industries, Inc.	522	11,359

		431,152

BANKS — 5.0%
1st Source Corp.	304	10,430
American National Bankshares, Inc. (b)	152	3,771
Ameris Bancorp	446	11,435
Ames National Corp.	137	3,554
Arrow Financial Corp. (b)	241	6,625
Associated Banc-Corp.	2,942	54,809
Banc of California, Inc.	313	3,590
Bancfirst Corp.	152	9,635
Banco Latinoamericano de Comercio Exterior SA	511	15,381
Bancorp, Inc. (a)	689	7,503
BancorpSouth, Inc.	1,793	40,360
Bank of Hawaii Corp. (b)	783	46,440
Bank of Kentucky Financial Corp.	57	2,751
Bank of Marin Bancorp (b)	133	6,994
Bank of the Ozarks, Inc.	1,418	53,771
BankUnited, Inc.	1,827	52,928
Banner Corp.	375	16,133
BBCN Bancorp, Inc.	1,394	20,046
Blue Hills Bancorp, Inc. (a)	422	5,731

See accompanying notes to financial statements.

184

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

BNC Bancorp (b)	380	$6,540
BOK Financial Corp. (b)	514	30,861
Boston Private Financial Holdings, Inc.	1,389	18,710
Bridge Bancorp, Inc.	237	6,340
Bridge Capital Holdings (a)	237	5,304
Bryn Mawr Bank Corp.	213	6,667
Camden National Corp. (b)	152	6,056
Capital Bank Financial Corp. (Class A) (a)	440	11,792
Capital City Bank Group, Inc.	223	3,465
Cardinal Financial Corp.	606	12,017
Cascade Bancorp (a)	638	3,311
Cathay General Bancorp	1,489	38,104
Centerstate Banks, Inc.	608	7,241
Central Pacific Financial Corp.	354	7,611
Century Bancorp, Inc. (Class A)	76	3,045
Chemical Financial Corp.	620	18,997
CIT Group, Inc.	3,297	157,696
Citizens & Northern Corp. (b)	223	4,609
Citizens Financial Group, Inc. (b)	2,800	69,608
City Holding Co.	299	13,912
City National Corp.	891	72,002
CNB Financial Corp.	223	4,126
CoBiz Financial, Inc.	674	8,850
Columbia Banking System, Inc.	972	26,837
Commerce Bancshares, Inc.	1,543	67,105
Community Bank System, Inc.	747	28,483
Community Trust Bancorp, Inc.	240	8,786
CommunityOne Bancorp (a)	233	2,668
ConnectOne Bancorp, Inc.	313	5,947
CU Bancorp (a)(b)	237	5,141
Cullen/Frost Bankers, Inc.	932	65,836
Customers Bancorp, Inc. (a)(b)	409	7,959
CVB Financial Corp.	1,812	29,028
Eagle Bancorp, Inc. (a)	456	16,197
East West Bancorp, Inc.	2,515	97,356
Enterprise Bancorp, Inc.	152	3,838
Enterprise Financial Services Corp.	383	7,557
F.N.B. Corp.	3,118	41,532
FCB Financial Holdings, Inc. (Class A) (a)	106	2,612
Fidelity Southern Corp.	320	5,155
Financial Institutions, Inc.	309	7,771
First Bancorp	375	6,926
First Bancorp, Inc.	237	4,287
First BanCorp- Puerto Rico (a)	1,437	8,435
First Busey Corp.	1,437	9,355
First Business Financial Services, Inc.	106	5,078
First Citizens BancShares, Inc. (Class A)	152	38,424
First Commonwealth Financial Corp.	1,567	14,448
First Community Bancshares, Inc.	385	6,341
First Connecticut Bancorp, Inc.	389	6,348
First Financial Bancorp	1,130	21,007
First Financial Bankshares, Inc. (b)	1,195	35,707
First Financial Corp.	228	8,121
First Horizon National Corp.	4,333	58,842
First Interstate Bancsystem, Inc.	385	10,711
First Merchants Corp.	708	16,107
First Midwest Bancorp, Inc.	1,318	22,551
First NBC Bank Holding Co. (a)	276	9,715
First Niagara Financial Group, Inc.	6,236	52,569
First Republic Bank	2,475	128,997
FirstMerit Corp.	3,029	57,218
Flushing Financial Corp.	603	12,223
Fulton Financial Corp.	3,455	42,704
German American Bancorp, Inc.	218	6,653
Glacier Bancorp, Inc.	1,342	37,267
Great Southern Bancorp, Inc.	233	9,243
Great Western Bancorp, Inc. (a)	300	6,837
Guaranty Bancorp	304	4,390
Hampton Roads Bankshares, Inc. (a)	683	1,147
Hancock Holding Co.	1,476	45,313
Hanmi Financial Corp.	598	13,042
Heartland Financial USA, Inc.	304	8,238
Heritage Commerce Corp.	465	4,106
Heritage Financial Corp.	570	10,004
Heritage Oaks Bancorp	370	3,104
Hilltop Holdings, Inc. (a)	1,143	22,803
Home Bancshares, Inc.	1,016	32,675
HomeTrust Bancshares, Inc. (a)	465	7,747
Horizon Bancorp (b)	147	3,843
Hudson Valley Holding Corp.	294	7,985
IBERIABANK Corp.	508	32,944
Independent Bank Corp.	422	5,507
Independent Bank Corp.-Massachusetts	454	19,436
Independent Bank Group, Inc.	182	7,109
International Bancshares Corp.	957	25,399
Investors Bancorp, Inc.	6,314	70,875
Lakeland Bancorp, Inc.	638	7,465
Lakeland Financial Corp.	294	12,780
LegacyTexas Financial Group, Inc.	747	17,816
Macatawa Bank Corp.	449	2,443
MainSource Financial Group, Inc.	370	7,740
MB Financial, Inc.	1,192	39,169
Mercantile Bank Corp.	358	7,525
Merchants Bancshares, Inc.	160	4,901
Metro Bancorp, Inc. (a)	309	8,009
MidSouth Bancorp, Inc.	147	2,549
MidWestOne Financial Group, Inc.	157	4,523
National Bankshares, Inc.	157	4,771
National Penn Bancshares, Inc.	2,349	24,723
NBT Bancorp, Inc.	718	18,862
NewBridge Bancorp (a)	537	4,677
Northrim BanCorp, Inc.	157	4,120
OFG Bancorp	907	15,102
Old Line Bancshares, Inc.	100	1,582
Old National Bancorp	2,051	30,519
Opus Bank (a)	106	3,007
Pacific Continental Corp.	385	5,459
Pacific Premier Bancorp, Inc. (a)	295	5,112
PacWest Bancorp	1,822	82,828
Palmetto Bancshares, Inc. (b)	89	1,486
Park National Corp.	228	20,173
Park Sterling Corp.	912	6,703
Peapack Gladstone Financial Corp.	179	3,322
Penns Woods Bancorp, Inc.	76	3,744
Peoples Bancorp, Inc.	228	5,912
Peoples Financial Services Corp. (b)	106	5,266

See accompanying notes to financial statements.

185

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Pinnacle Financial Partners, Inc.	677	$26,769
Popular, Inc. (a)	1,787	60,847
Preferred Bank	226	6,303
PrivateBancorp, Inc.	1,285	42,919
Prosperity Bancshares, Inc.	1,281	70,916
Renasant Corp.	631	18,255
Republic Bancorp, Inc. (Class A)	237	5,859
Republic First Bancorp, Inc. (a)	422	1,583
S&T Bancorp, Inc.	508	15,143
Sandy Spring Bancorp, Inc.	437	11,397
Seacoast Banking Corp. of Florida (a)	305	4,194
Sierra Bancorp	223	3,916
Signature Bank (a)	932	117,395
Simmons First National Corp. (Class A)	294	11,951
South State Corp.	407	27,302
Southside Bancshares, Inc.	505	14,600
Southwest Bancorp, Inc.	375	6,510
Square 1 Financial, Inc. (Class A) (a)	106	2,618
State Bank Financial Corp.	598	11,948
Sterling Bancorp	1,477	21,239
Stock Yards Bancorp, Inc.	309	10,302
Stonegate Bank (b)	211	6,250
Suffolk Bancorp	228	5,178
Sun Bancorp, Inc. (a)	167	3,240
Susquehanna Bancshares, Inc.	3,312	44,480
SVB Financial Group (a)	885	102,722
Synovus Financial Corp.	2,496	67,617
Talmer Bancorp, Inc. (Class A)	380	5,335
TCF Financial Corp.	2,956	46,971
Texas Capital Bancshares, Inc. (a)	836	45,420
The First of Long Island Corp.	225	6,383
The National Bank Holdings Corp. (Class A)	674	13,082
Tompkins Financial Corp.	207	11,447
TowneBank	532	8,044
Trico Bancshares	299	7,385
Tristate Capital Holdings, Inc. (a)	157	1,608
Triumph Bancorp, Inc. (a)	100	1,355
Trustmark Corp.	1,273	31,239
UMB Financial Corp.	689	39,197
Umpqua Holdings Corp.	2,910	49,499
Union Bankshares Corp.	812	19,553
United Bankshares, Inc. (b)	1,265	47,374
United Community Banks, Inc.	826	15,644
Univest Corp. of Pennsylvania	294	5,951
Valley National Bancorp (b)	4,229	41,064
Washington Trust Bancorp, Inc.	307	12,335
Webster Financial Corp.	1,625	52,861
WesBanco, Inc.	432	15,034
West Bancorporation, Inc. (b)	299	5,089
Westamerica Bancorporation (b)	427	20,932
Western Alliance Bancorp (a)	1,329	36,946
Wilshire Bancorp, Inc.	1,204	12,197
Wintrust Financial Corp.	855	39,980
Yadkin Financial Corp. (a)	382	7,506

		3,963,512

BEVERAGES — 0.1%
Coca-Cola Hellenic Bottling Co.	71	6,250
Craft Brew Alliance, Inc. (a)	233	3,108
National Beverage Corp. (a)	228	5,158
The Boston Beer Co., Inc. (Class A) (a)	146	42,273

		56,789

BIOTECHNOLOGY — 3.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,343	42,640
Acceleron Pharma, Inc. (a)	252	9,818
Achillion Pharmaceuticals, Inc. (a)(b)	1,680	20,580
Acorda Therapeutics, Inc. (a)	739	30,203
Actinium Pharmaceuticals, Inc. (a)	317	1,867
Aegerion Pharmaceuticals, Inc. (a)(b)	587	12,292
Agenus, Inc. (a)	1,267	5,030
Agios Pharmaceuticals, Inc. (a)(b)	233	26,105
Akebia Therapeutics, Inc. (a)(b)	211	2,456
Alder Biopharmaceuticals, Inc. (a)	100	2,909
Alkermes PLC (a)	2,537	148,567
Alnylam Pharmaceuticals, Inc. (a)	1,226	118,922
AMAG Pharmaceuticals, Inc. (a)(b)	361	15,386
Anacor Pharmaceuticals, Inc. (a)	537	17,318
Applied Genetic Technologies Corp. (a)	100	2,102
Ardelyx, Inc. (a)	100	1,889
Arena Pharmaceuticals, Inc. (a)(b)	4,398	15,261
ARIAD Pharmaceuticals, Inc. (a)	3,078	21,146
Array BioPharma, Inc. (a)(b)	2,349	11,111
Arrowhead Research Corp. (a)(b)	950	7,011
Atara Biotherapeutics, Inc. (a)	100	2,675
Auspex Pharmaceuticals, Inc. (a)(b)	190	9,971
Avalanche Biotechnologies, Inc. (a)	106	5,724
BioCryst Pharmaceuticals, Inc. (a)	1,267	15,407
BioMarin Pharmaceutical, Inc. (a)	2,624	237,210
Biotime, Inc. (a)(b)	763	2,846
Bluebird Bio, Inc. (a)	412	37,789
Calithera Biosciences, Inc. (a)	100	2,020
Celldex Therapeutics, Inc. (a)(b)	1,679	30,642
Cepheid, Inc. (a)(b)	1,193	64,589
ChemoCentryx, Inc. (a)(b)	541	3,695
Chimerix, Inc. (a)(b)	464	18,681
Clovis Oncology, Inc. (a)(b)	378	21,168
Coherus Biosciences, Inc. (a)	100	1,632
CTI BioPharma Corp. (a)(b)	2,276	5,371
Cubist Pharmaceuticals, Inc. (a)	1,390	139,903
Cytokinetics, Inc. (a)	541	4,333
Cytori Therapeutics, Inc. (a)(b)	1,290	630
CytRx Corp. (a)(b)	1,056	2,893
Dicerna Pharmaceuticals, Inc. (a)(b)	95	1,565
Durata Therapeutics, Inc. (a)(c)	218	253
Dyax Corp. (a)	2,377	33,421
Dynavax Technologies Corp. (a)(b)	567	9,560
Emergent Biosolutions, Inc. (a)	525	14,296
Enanta Pharmaceuticals, Inc. (a)	178	9,051
Epizyme, Inc. (a)(b)	160	3,019
Esperion Therapeutics, Inc. (a)	100	4,044
Exact Sciences Corp. (a)(b)	1,462	40,117
Exelixis, Inc. (a)(b)	3,719	5,355
FibroGen, Inc. (a)	100	2,734
Five Prime Therapeutics, Inc. (a)(b)	295	7,965
Flexion Therapeutics, Inc. (a)	100	2,019
Foundation Medicine, Inc. (a)(b)	190	4,222
Galectin Therapeutics, Inc. (a)(b)	317	1,100
Galena Biopharma, Inc. (a)(b)	1,855	2,801

See accompanying notes to financial statements.

186

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Genomic Health, Inc. (a)(b)	294	$9,399
Geron Corp. (a)(b)	2,662	8,652
Halozyme Therapeutics, Inc. (a)(b)	1,828	17,640
Heron Therapeutics, Inc. (a)(b)	317	3,189
Hyperion Therapeutics, Inc. (a)	147	3,528
Idera Pharmaceuticals, Inc. (a)(b)	739	3,259
Immune Design Corp. (a)	100	3,078
ImmunoGen, Inc. (a)	1,455	8,876
Immunomedics, Inc. (a)	1,527	7,330
Incyte Corp. (a)	2,573	188,112
Infinity Pharmaceuticals, Inc. (a)	791	13,360
Inovio Pharmaceuticals, Inc. (a)(b)	1,161	10,658
Insmed, Inc. (a)	999	15,455
Insys Therapeutics, Inc. (a)	177	7,462
Intercept Pharmaceuticals, Inc. (a)(b)	230	35,880
Intrexon Corp. (a)(b)	612	16,848
Ironwood Pharmaceuticals, Inc. (a)	2,148	32,907
Isis Pharmaceuticals, Inc. (a)(b)	2,084	128,666
Karyopharm Therapeutics, Inc. (a)(b)	190	7,112
Keryx Biopharmaceuticals, Inc. (a)(b)	1,676	23,715
Kindred Biosciences, Inc. (a)	190	1,416
Kite Pharma, Inc. (a)	106	6,113
KYTHERA Biopharmaceuticals, Inc. (a)(b)	339	11,757
Lexicon Pharmaceuticals, Inc. (a)(b)	4,636	4,218
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	385	20,486
MacroGenics, Inc. (a)	368	12,906
MannKind Corp. (a)(b)	4,203	21,919
Medivation, Inc. (a)	1,402	139,653
Merrimack Pharmaceuticals, Inc. (a)(b)	1,807	20,419
MiMedx Group, Inc. (a)(b)	1,660	19,140
Mirati Therapeutics, Inc. (a)	106	1,963
Momenta Pharmaceuticals, Inc. (a)	995	11,980
Myriad Genetics, Inc. (a)(b)	1,388	47,275
Nanoviricides, Inc. (a)	528	1,436
Navidea Biopharmaceuticals, Inc. (a)(b)	2,431	4,595
NeoStem, Inc. (a)(b)	317	1,195
Neuralstem, Inc. (a)(b)	1,267	3,446
Neurocrine Biosciences, Inc. (a)	1,372	30,650
NewLink Genetics Corp. (a)(b)	389	15,463
Northwest Biotherapeutics, Inc. (a)(b)	634	3,392
Novavax, Inc. (a)(b)	4,549	26,976
NPS Pharmaceuticals, Inc. (a)	1,861	66,568
Ohr Pharmaceutical, Inc. (a)(b)	317	2,644
OncoMed Pharmaceuticals, Inc. (a)	95	2,067
Oncothyreon, Inc. (a)(b)	1,267	2,407
Ophthotech Corp. (a)(b)	190	8,525
OPKO Health, Inc. (a)(b)	3,437	34,336
Orexigen Therapeutics, Inc. (a)(b)	1,893	11,472
Organovo Holdings, Inc. (a)(b)	1,161	8,417
Osiris Therapeutics, Inc. (a)(b)	294	4,701
Otonomy, Inc. (a)(b)	106	3,533
OvaScience, Inc. (a)(b)	241	10,657
PDL BioPharma, Inc. (b)	2,778	21,418
Peregrine Pharmaceuticals, Inc. (a)	2,782	3,867
Pharmacyclics, Inc. (a)(b)	1,132	138,398
Portola Pharmaceuticals, Inc. (a)(b)	759	21,495
Progenics Pharmaceuticals, Inc. (a)(b)	1,241	9,382
Prothena Corp. PLC (a)(b)	529	10,982
PTC Therapeutics, Inc. (a)(b)	401	20,760
Puma Biotechnology, Inc. (a)	411	77,790
Radius Health, Inc. (a)	106	4,124
Raptor Pharmaceutical Corp. (a)(b)	1,144	12,035
Receptos, Inc. (a)	372	45,574
Regulus Therapeutics, Inc. (a)(b)	141	2,262
Repligen Corp. (a)	598	11,840
Retrophin, Inc. (a)(b)	380	4,651
Rigel Pharmaceuticals, Inc. (a)	1,741	3,952
Sage Therapeutics, Inc. (a)(b)	106	3,880
Sangamo Biosciences, Inc. (a)(b)	1,152	17,522
Sarepta Therapeutics, Inc. (a)(b)	693	10,028
Seattle Genetics, Inc. (a)(b)	1,815	58,316
Spectrum Pharmaceuticals, Inc. (a)(b)	1,214	8,413
Stemline Therapeutics, Inc. (a)(b)	141	2,405
Sunesis Pharmaceuticals, Inc. (a)	689	1,757
Synageva BioPharma Corp. (a)(b)	389	36,095
Synergy Pharmaceuticals, Inc. (a)(b)	1,584	4,831
Synta Pharmaceuticals Corp. (a)	839	2,223
T2 Biosystems, Inc. (a)	100	1,924
TESARO, Inc. (a)	323	12,012
TG Therapeutics, Inc. (a)(b)	2,588	8,126
Threshold Pharmaceuticals, Inc. (a)	995	3,164
Tokai Pharmaceuticals, Inc. (a)	100	1,474
Ultragenyx Pharmaceutical, Inc. (a)	95	4,169
United Therapeutics Corp. (a)	850	110,066
Vanda Pharmaceuticals, Inc. (a)(b)	617	8,835
Verastem, Inc. (a)(b)	301	2,751
Versartis, Inc. (a)(b)	106	2,380
Vitae Pharmaceuticals, Inc. (a)	100	1,664
Vital Therapies, Inc. (a)	100	2,493
Xencor, Inc. (a)	285	4,571
XOMA Corp. (a)	1,296	4,653
Zafgen, Inc. (a)	106	3,269
ZIOPHARM Oncology, Inc. (a)(b)	1,368	6,936

		3,080,652

BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	1,320	74,461
AAON, Inc.	782	17,509
Advanced Drainage Systems, Inc.	211	4,849
American Woodmark Corp. (a)	233	9,422
Apogee Enterprises, Inc.	518	21,948
Armstrong World Industries, Inc. (a)	783	40,027
Builders FirstSource, Inc. (a)(b)	912	6,265
Continental Building Products, Inc. (a)	285	5,053
Fortune Brands Home & Security, Inc.	2,944	133,275
Gibraltar Industries, Inc. (a)	603	9,805
Griffon Corp.	612	8,140
Insteel Industries, Inc.	385	9,078
Lennox International, Inc. (b)	881	83,757
Masonite International Corp. (a)	528	32,451
NCI Building Systems, Inc. (a)	465	8,612
Norcraft Cos, Inc. (a)	190	3,667
Nortek, Inc. (a)	186	15,127
Owens Corning	2,127	76,168
Patrick Industries, Inc. (a)	157	6,905
PGT, Inc. (a)	687	6,616
Ply Gem Holdings, Inc. (a)(b)	299	4,180

See accompanying notes to financial statements.

187

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Quanex Building Products Corp.	760	$14,273
Simpson Manufacturing Co., Inc.	744	25,742
Trex Co., Inc. (a)(b)	618	26,314
Universal Forest Products, Inc.	375	19,950
USG Corp. (a)(b)	1,660	46,463

		710,057

CAPITAL MARKETS — 1.8%
Arlington Asset Investment Corp. (Class A) (b)	399	10,617
Artisan Partners Asset Management, Inc.	524	26,478
Ashford, Inc. (a)(b)	14	1,316
BGC Partners, Inc. (Class A)	3,216	29,426
Calamos Asset Management, Inc. (Class A)	375	4,995
CIFC Corp. (b)	140	1,158
Cohen & Steers, Inc. (b)	380	15,990
Cowen Group, Inc. (Class A) (a)	1,974	9,475
Diamond Hill Investment Group, Inc.	81	11,181
Eaton Vance Corp.	2,136	87,427
Evercore Partners, Inc. (Class A)	598	31,317
FBR & Co. (a)	147	3,615
Federated Investors, Inc. (Class B) (b)	1,721	56,673
Financial Engines, Inc. (b)	886	32,383
FXCM, Inc. (Class A) (b)	766	12,693
GAMCO Investors, Inc. (Class A)	160	14,230
GFI Group, Inc.	1,451	7,908
Greenhill & Co., Inc. (b)	522	22,759
HFF, Inc. (Class A)	582	20,905
Interactive Brokers Group, Inc. (Class A)	900	26,244
Intl. FCStone, Inc. (a)	309	6,356
Investment Technology Group, Inc. (a)	560	11,659
Janus Capital Group, Inc. (b)	2,720	43,874
KCG Holdings, Inc. (Class A) (a)	719	8,376
Ladenburg Thalmann Financial Services, Inc. (a)	2,040	8,058
Lazard, Ltd. (Class A)	2,171	108,615
LPL Investment Holdings, Inc.	1,603	71,414
Manning & Napier, Inc.	307	4,243
Medley Management, Inc. (Class A)	100	1,470
Moelis & Co. (Class A)	106	3,703
NorthStar Asset Management Group, Inc.	3,210	72,450
OM Asset Management PLC (a)	400	6,496
Oppenheimer Holdings, Inc. (Class A)	233	5,417
Piper Jaffray Co., Inc. (a)	294	17,078
Pzena Investment Management, Inc. (Class A)	228	2,157
Raymond James Financial, Inc.	2,179	124,835
RCS Capital Corp. (Class A) (b)	211	2,583
Safeguard Scientifics, Inc. (a)(b)	465	9,216
SEI Investments Co.	2,380	95,295
Silvercrest Asset Management Group, Inc. (Class A)	95	1,487
Stifel Financial Corp. (a)	1,163	59,336
SWS Group, Inc. (a)	613	4,236
TD Ameritrade Holding Corp.	4,736	169,454
Virtus Investment Partners, Inc.	144	24,551
Waddell & Reed Financial, Inc. (Class A)	1,511	75,278
Walter Investment Management Corp. (a)(b)	668	11,029
Westwood Holdings Group, Inc.	155	9,582
WisdomTree Investments, Inc.	1,961	30,739

		1,415,777

CHEMICALS — 2.5%
A. Schulman, Inc.	511	20,711
Advanced Emissions Solutions, Inc. (a)(b)	465	10,597
Albemarle Corp. (b)	1,367	82,198
American Vanguard Corp. (b)	613	7,123
Ashland, Inc.	1,228	147,065
Axalta Coating Systems, Ltd. (a)	1,000	26,020
Axiall Corp.	1,281	54,404
Balchem Corp.	508	33,853
Cabot Corp.	1,125	49,342
Calgon Carbon Corp. (a)	1,054	21,902
Celanese Corp. (Series A)	2,731	163,751
Chase Corp.	157	5,650
Chemtura Corp. (a)	1,333	32,965
Cytec Industries, Inc.	1,241	57,297
Ferro Corp. (a)	1,437	18,624
Flotek Industries, Inc. (a)(b)	994	18,618
FutureFuel Corp.	461	6,002
H.B. Fuller Co.	878	39,097
Hawkins, Inc.	141	6,110
Huntsman Corp.	3,618	82,418
Innophos Holdings, Inc.	359	20,984
Innospec, Inc.	451	19,258
Intrepid Potash, Inc. (a)(b)	1,147	15,920
KMG Chemicals, Inc.	147	2,940
Koppers Holdings, Inc.	370	9,613
Kraton Performance Polymers, Inc. (a)	589	12,245
Kronos Worldwide, Inc.	410	5,338
Landec Corp. (a)	532	7,347
LSB Industries, Inc. (a)	378	11,884
Marrone Bio Innovations, Inc. (a)(b)	190	686
Minerals Technologies, Inc.	577	40,073
NewMarket Corp. (b)	167	67,390
Olin Corp.	1,478	33,654
OM Group, Inc.	598	17,820
Omnova Solutions, Inc. (a)	995	8,099
Platform Specialty Products Corp. (a)	1,584	36,780
PolyOne Corp.	1,653	62,665
Quaker Chemical Corp.	268	24,667
Rayonier Advanced Materials, Inc. (b)	792	17,662
Rentech, Inc. (a)(b)	4,548	5,730
Rockwood Holdings, Inc.	1,257	99,052
RPM International, Inc.	2,375	120,436
Senomyx, Inc. (a)(b)	739	4,441
Sensient Technologies Corp.	873	52,677
Stepan Co.	380	15,230
The Scotts Miracle-Gro Co. (Class A)	836	52,100
Trecora Resources (a)	375	5,513
Tredegar Corp.	441	9,918
Trinseo SA (a)(b)	211	3,682
Tronox, Ltd. (Class A), (Class A)	1,161	27,725
Valspar Corp.	1,464	126,607
W.R. Grace & Co. (a)	1,392	132,783

See accompanying notes to financial statements.

188

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Westlake Chemical Corp.	709	$43,313
Zep, Inc.	456	6,908

		2,004,887

COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	1,052	30,140
ACCO Brands Corp. (a)	1,973	17,777
ARC Document Solutions, Inc. (a)	758	7,747
Brady Corp. (Class A)	905	24,743
Casella Waste Systems, Inc. (Class A) (a)(b)	753	3,042
Ceco Environmental Corp.	276	4,289
Cenveo, Inc. (a)	1,052	2,209
Civeo Corp.	1,711	7,032
Clean Harbors, Inc. (a)(b)	1,028	49,395
Copart, Inc. (a)	1,968	71,812
Covanta Holding Corp.	2,001	44,042
Deluxe Corp.	876	54,531
Ennis, Inc.	532	7,166
G & K Services, Inc. (Class A)	375	26,569
Healthcare Services Group, Inc. (b)	1,261	39,003
Heritage-Crystal Clean, Inc. (a)(b)	145	1,788
Herman Miller, Inc.	1,027	30,225
HNI Corp.	801	40,899
Innerworkings, Inc. (a)	515	4,012
Interface, Inc.	1,220	20,093
KAR Auction Services, Inc.	2,430	84,199
Kimball International, Inc. (Class B)	689	6,284
Knoll, Inc.	786	16,640
Matthews International Corp. (Class A)	485	23,605
McGrath Rentcorp	442	15,850
Mobile Mini, Inc.	861	34,879
MSA Safety, Inc.	522	27,713
Multi-Color Corp.	223	12,359
NL Industries, Inc. (a)	138	1,187
Performant Financial Corp. (a)	456	3,032
Quad Graphics, Inc.	537	12,330
R.R. Donnelley & Sons Co. (b)	3,491	58,666
Rollins, Inc.	1,172	38,793
SP Plus Corp. (a)	302	7,619
Steelcase, Inc. (Class A)	1,565	28,092
Team, Inc. (a)	370	14,970
Tetra Tech, Inc.	1,085	28,969
The Brink’s Co.	896	21,871
UniFirst Corp.	304	36,921
United Stationers, Inc.	744	31,367
US Ecology, Inc. (b)	380	15,246
Viad Corp.	370	9,864
Waste Connections, Inc.	2,245	98,758
West Corp.	711	23,463

		1,139,191

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	925	20,165
Alliance Fiber Optic Products, Inc.	323	4,687
Applied Optoelectronics, Inc. (a)	306	3,433
Arista Networks, Inc. (a)(b)	106	6,441
Arris Group, Inc. (a)	2,252	67,988
Aruba Networks, Inc. (a)	1,962	35,669
Bel Fuse, Inc. (Class B)	233	6,370
Black Box Corp.	299	7,146
Brocade Communications Systems, Inc.	7,668	90,789
CalAmp Corp. (a)	677	12,389
Calix, Inc. (a)	842	8,437
Ciena Corp. (a)(b)	1,843	35,773
Clearfield, Inc. (a)(b)	106	1,305
CommScope Holding Co., Inc. (a)	1,183	27,008
Comtech Telecommunications Corp.	294	9,267
Digi International, Inc. (a)	532	4,942
EchoStar Corp. (Class A) (a)	805	42,262
Emulex Corp. (a)	1,532	8,686
Extreme Networks, Inc. (a)	1,904	6,721
Finisar Corp. (a)(b)	1,803	34,996
Harmonic, Inc. (a)	1,419	9,947
Infinera Corp. (a)	2,155	31,722
InterDigital, Inc. (b)	631	33,380
Ixia (a)	1,138	12,803
JDS Uniphase Corp. (a)	4,243	58,214
KVH Industries, Inc. (a)	299	3,782
Netgear, Inc. (a)	553	19,676
Numerex Corp. (Class A) (a)(b)	309	3,418
Oclaro, Inc. (a)	1,161	2,067
Palo Alto Networks, Inc. (a)(b)	946	115,951
Parkervision, Inc. (a)(b)	1,828	1,663
Plantronics, Inc.	726	38,493
Polycom, Inc. (a)	2,615	35,302
Procera Networks, Inc. (a)(b)	370	2,660
Riverbed Technology, Inc. (a)	2,926	59,720
Ruckus Wireless, Inc. (a)	1,232	14,809
ShoreTel, Inc. (a)	1,222	8,982
Sonus Networks, Inc. (a)	4,588	18,214
Tessco Technologies, Inc.	65	1,885
Ubiquiti Networks, Inc. (b)	537	15,917
ViaSat, Inc. (a)(b)	750	47,272

		970,351

CONSTRUCTION & ENGINEERING — 0.6%
Aecom Technology Corp. (a)	2,642	80,238
Aegion Corp. (a)	750	13,957
Ameresco, Inc. (Class A) (a)	375	2,625
Argan, Inc.	209	7,031
Chicago Bridge & Iron Co. NV (b)	1,748	73,381
Comfort Systems USA, Inc.	760	13,011
Dycom Industries, Inc. (a)	587	20,598
EMCOR Group, Inc.	1,209	53,788
Furmanite Corp. (a)	760	5,943
Granite Construction, Inc.	751	28,553
Great Lakes Dredge & Dock Corp. (a)	1,217	10,418
KBR, Inc.	2,754	46,680
Layne Christensen Co. (a)(b)	375	3,578
Mastec, Inc. (a)(b)	1,225	27,697
MYR Group, Inc. (a)	365	10,001
Northwest Pipe Co. (a)	141	4,247
Orion Marine Group, Inc. (a)	527	5,823
Primoris Services Corp.	674	15,664
Sterling Construction Co., Inc. (a)	294	1,879
Tutor Perini Corp. (a)	660	15,886

		440,998

See accompanying notes to financial statements.

189

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	846	$64,321
Headwaters, Inc. (a)	1,432	21,466
United States Lime & Minerals, Inc.	52	3,789
US Concrete, Inc. (a)(b)	313	8,905

		98,481

CONSUMER FINANCE — 0.6%
Ally Financial, Inc. (a)	4,763	112,502
Cash America International, Inc.	516	11,672
Consumer Portfolio Services, Inc. (a)	389	2,863
Credit Acceptance Corp. (a)	152	20,734
Encore Capital Group, Inc. (a)(b)	447	19,847
Enova International, Inc. (a)	472	10,507
Ezcorp, Inc. (Class A) (a)	1,067	12,537
First Cash Financial Services, Inc. (a)	508	28,280
Green Dot Corp. (Class A) (a)	532	10,901
JG Wentworth Co. (a)	190	2,025
Nelnet, Inc. (Class A)	354	16,401
Nicholas Financial, Inc. (a)	233	3,472
PRA Group, Inc. (a)	876	50,747
Regional Management Corp. (a)	65	1,028
Santander Consumer USA Holdings, Inc.	1,511	29,631
SLM Corp.	7,501	76,435
Springleaf Holdings, Inc. (a)(b)	475	17,181
Synchrony Financial (a)	2,323	69,109
World Acceptance Corp. (a)(b)	179	14,221

		510,093

CONTAINERS & PACKAGING — 1.1%
AEP Industries, Inc. (a)	71	4,129
AptarGroup, Inc. (b)	1,186	79,272
Bemis Co., Inc.	1,800	81,378
Berry Plastics Group, Inc. (a)	1,671	52,720
Crown Holdings, Inc. (a)	2,416	122,974
Graphic Packaging Holding Co. (a)	5,982	81,475
Greif, Inc. (Class A)	536	25,315
Myers Industries, Inc.	417	7,339
Packaging Corp. of America	1,729	134,949
Rock-Tenn Co. (Class A)	2,599	158,487
Silgan Holdings, Inc.	796	42,666
Sonoco Products Co.	1,794	78,398
UFP Technologies, Inc. (a)	65	1,598

		870,700

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	356	22,047
LKQ Corp. (a)	5,404	151,961
Pool Corp.	796	50,498
VOXX International Corp. (a)	380	3,329
Weyco Group, Inc.	157	4,658

		232,493

DIVERSIFIED CONSUMER SERVICES — 0.7%
2U, Inc. (a)	106	2,084
American Public Education, Inc. (a)(b)	290	10,692
Apollo Education Group, Inc. (a)	1,667	56,861
Ascent Capital Group Inc (Class A) (a)	209	11,062
Bridgepoint Education, Inc. (a)	380	4,302
Bright Horizons Family Solutions, Inc. (a)	540	25,385
Capella Education Co.	228	17,547
Career Education Corp. (a)	1,144	7,962
Carriage Services, Inc.	299	6,264
Chegg, Inc. (a)(b)	1,341	9,266
Collectors Universe, Inc.	106	2,211
DeVry Education Group, Inc.	1,101	52,265
Graham Holdings Co. (Class B)	65	56,141
Grand Canyon Education, Inc. (a)	805	37,561
Houghton Mifflin Harcourt Co. (a)	1,964	40,675
ITT Educational Services, Inc. (a)(b)	451	4,334
K12, Inc. (a)	527	6,256
Liberty Tax, Inc. (a)	71	2,538
LifeLock, Inc. (a)	1,528	28,283
Regis Corp. (a)	694	11,632
Service Corp. International	3,890	88,303
ServiceMaster Global Holdings, Inc. (a)	739	19,783
Sotheby’s (b)	1,042	44,994
Steiner Leisure, Ltd. (a)	204	9,427
Strayer Education, Inc. (a)	228	16,936
Universal Technical Institute, Inc.	461	4,536
Weight Watchers International, Inc. (a)(b)	504	12,519

		589,819

DIVERSIFIED FINANCIAL SERVICES — 0.5%
CBOE Holdings, Inc.	1,573	99,760
FNFV Group (a)	1,716	27,010
Gain Capital Holdings, Inc. (b)	222	2,002
MarketAxess Holdings, Inc.	655	46,970
Marlin Business Services Corp.	147	3,018
MSCI, Inc. (Class A)	2,115	100,335
NewStar Financial, Inc. (a)	532	6,809
PHH Corp. (a)(b)	833	19,959
Pico Holdings, Inc. (a)	454	8,558
Resource America, Inc. (Class A)	223	2,016
Voya Financial, Inc.	2,452	103,916

		420,353

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
8x8, Inc. (a)	1,817	16,644
Atlantic Tele-Network, Inc.	131	8,854
Cincinnati Bell, Inc. (a)	4,166	13,289
Cogent Communications Holdings, Inc.	800	28,312
Consolidated Communications Holdings, Inc. (b)	870	24,212
Fairpoint Communications, Inc. (a)	465	6,608
General Communication, Inc. (Class A) (a)	598	8,222
Globalstar, Inc. (a)(b)	5,068	13,937
Hawaiian Telcom Holdco, Inc. (a)(b)	233	6,424
IDT Corp. (Class B)	302	6,134
inContact, Inc. (a)	1,057	9,291
Inteliquent, Inc.	689	13,525
Intelsat SA (a)(b)	456	7,916
Iridium Communications, Inc. (a)(b)	1,287	12,548
Lumos Networks Corp.	297	4,996
magicJack VocalTec, Ltd. (a)	380	3,086
ORBCOMM, Inc. (a)	766	5,010
Premiere Global Services, Inc. (a)	991	10,524
Vonage Holdings Corp. (a)	3,102	11,819

See accompanying notes to financial statements.

190

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Zayo Group Holdings, Inc. (a)	400	$12,228

		223,579

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	736	40,583
Cleco Corp.	1,081	58,958
El Paso Electric Co.	747	29,925
Great Plains Energy, Inc.	2,789	79,235
Hawaiian Electric Industries, Inc.	1,782	59,661
IDACORP, Inc. (b)	887	58,711
ITC Holdings Corp.	2,818	113,932
MGE Energy, Inc.	576	26,271
NRG Yield, Inc. (Class A) (b)	375	17,678
OGE Energy Corp.	3,531	125,280
Otter Tail Corp.	670	20,743
PNM Resources, Inc.	1,484	43,971
Portland General Electric Co. (b)	1,408	53,265
The Empire District Electric Co.	826	24,565
UIL Holdings Corp.	971	42,277
Unitil Corp.	209	7,664
Westar Energy, Inc.	2,258	93,120

		895,839

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	797	111,636
AZZ, Inc.	437	20,504
Capstone Turbine Corp. (a)(b)	6,139	4,539
Encore Wire Corp.	370	13,812
EnerSys (b)	786	48,512
Enphase Energy, Inc. (a)	299	4,273
Franklin Electric Co., Inc.	899	33,739
FuelCell Energy, Inc. (a)(b)	3,178	4,894
Generac Holdings, Inc. (a)(b)	1,264	59,105
General Cable Corp.	981	14,617
Global Power Equipment Group, Inc.	389	5,372
GrafTech International, Ltd. (a)(b)	2,349	11,886
Hubbell, Inc. (Class B)	1,065	113,774
LSI Industries, Inc.	461	3,130
Plug Power, Inc. (a)(b)	3,062	9,186
Polypore International, Inc. (a)(b)	796	37,452
Powell Industries, Inc.	193	9,470
Power Solutions International, Inc. (a)(b)	65	3,355
PowerSecure International, Inc. (a)(b)	380	4,427
Preformed Line Products Co.	81	4,425
Regal-Beloit Corp.	796	59,859
Revolution Lighting Technologies, Inc. (a)(b)	608	821
SolarCity Corp. (a)(b)	778	41,607
The Babcock & Wilcox Co.	2,010	60,903
Thermon Group Holdings, Inc. (a)	527	12,748
Vicor Corp. (a)	385	4,658

		698,704

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Agilysys, Inc. (a)	309	3,890
Anixter International, Inc. (a)	440	38,922
Arrow Electronics, Inc. (a)	1,766	102,234
Avnet, Inc.	2,437	104,840
AVX Corp.	779	10,906
Badger Meter, Inc.	209	12,404
Belden, Inc.	769	60,605
Benchmark Electronics, Inc. (a)	952	24,219
CDW Corp.	1,526	53,669
Checkpoint Systems, Inc. (a)	836	11,478
Cognex Corp. (a)	1,549	64,020
Coherent, Inc. (a)	446	27,081
Control4 Corp. (a)	211	3,243
CTS Corp.	684	12,196
CUI Global, Inc. (a)	317	2,362
Daktronics, Inc.	766	9,583
Dolby Laboratories, Inc. (Class A)	806	34,755
DTS, Inc. (a)	278	8,549
Electro Rent Corp.	380	5,335
Electro Scientific Industries, Inc.	449	3,484
Fabrinet (a)	617	10,946
FARO Technologies, Inc. (a)	294	18,428
FEI Co.	742	67,040
GSI Group, Inc. (a)	606	8,920
II-VI, Inc. (a)	1,067	14,565
Ingram Micro, Inc. (Class A) (a)	2,760	76,286
Insight Enterprises, Inc. (a)	704	18,227
InvenSense, Inc. (a)(b)	1,346	21,886
IPG Photonics Corp. (a)(b)	554	41,506
Itron, Inc. (a)	750	31,717
Jabil Circuit, Inc.	3,600	78,588
Kemet Corp. (a)	912	3,830
Keysight Technologies, Inc. (a)	2,962	100,027
Kimball Electronics, Inc. (a)	516	6,202
Knowles Corp. (a)(b)	1,605	37,798
Littelfuse, Inc.	356	34,415
Maxwell Technologies, Inc. (a)(b)	613	5,591
Mercury Computer Systems, Inc. (a)	687	9,563
Mesa Laboratories, Inc.	81	6,262
Methode Electronics, Inc. (Class A)	660	24,097
Mettler-Toledo International, Inc. (a)	540	163,328
MTS Systems Corp.	299	22,434
Multi-Fineline Electronix, Inc. (a)	147	1,651
National Instruments Corp.	1,769	54,998
Newport Corp. (a)	750	14,332
OSI Systems, Inc. (a)	373	26,397
Park Electrochemical Corp.	365	9,099
PC Connection, Inc.	141	3,462
Plexus Corp. (a)	582	23,984
RealD, Inc. (a)	839	9,900
Rofin-Sinar Technologies, Inc. (a)	517	14,874
Rogers Corp. (a)	289	23,536
Sanmina Corp. (a)	1,460	34,354
Scansource, Inc. (a)	522	20,964
Speed Commerce, Inc. (a)	842	2,602
SYNNEX Corp.	532	41,581
Tech Data Corp. (a)	658	41,605
Trimble Navigation, Ltd. (a)	4,682	124,260
TTM Technologies, Inc. (a)	1,057	7,959
Universal Display Corp. (a)(b)	747	20,729
Viasystems Group, Inc. (a)	73	1,188
Vishay Intertechnology, Inc. (b)	2,351	33,267
Vishay Precision Group, Inc. (a)	223	3,827

See accompanying notes to financial statements.

191

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Zebra Technologies Corp. (Class A) (a)	924	$71,527

		1,981,527

ENERGY EQUIPMENT & SERVICES — 1.4%
Atwood Oceanics, Inc. (a)(b)	1,147	32,540
Basic Energy Services, Inc. (a)	608	4,262
Bristow Group, Inc.	613	40,329
C&J Energy Services, Inc. (a)(b)	910	12,021
CARBO Ceramics, Inc. (b)	364	14,578
CHC Group, Ltd. (a)	665	2,141
Dawson Geophysical Co.	147	1,798
Dresser-Rand Group, Inc. (a)	1,400	114,520
Dril-Quip, Inc. (a)	697	53,481
Era Group, Inc. (a)	370	7,826
Exterran Holdings, Inc.	1,028	33,492
FMSA Holdings, Inc. (a)(b)	300	2,076
Forum Energy Technologies, Inc. (a)	1,066	22,098
Frank’s International NV	665	11,059
Geospace Technologies Corp. (a)(b)	218	5,777
Gulf Island Fabrication, Inc.	307	5,953
Gulfmark Offshore, Inc. (Class A) (b)	525	12,821
Helix Energy Solutions Group, Inc. (a)	1,955	42,424
Hercules Offshore, Inc. (a)(b)	3,176	3,176
Hornbeck Offshore Services, Inc. (a)(b)	674	16,830
Independence Contract Drilling, Inc. (a)(b)	106	553
ION Geophysical Corp. (a)(b)	2,646	7,277
Key Energy Services, Inc. (a)	2,379	3,973
Matrix Service Co. (a)	532	11,874
McDermott International, Inc. (a)(b)	4,524	13,165
Mitcham Industries, Inc. (a)	218	1,293
Natural Gas Services Group, Inc. (a)	223	5,138
Newpark Resources, Inc. (a)	1,446	13,795
Nordic American Offshore, Ltd. (a)	400	4,912
North Atlantic Drilling, Ltd. (b)	1,425	2,323
Nuverra Environmental Solutions, Inc. (a)(b)	287	1,593
Oceaneering International, Inc.	1,953	114,856
Oil States International, Inc. (a)	855	41,810
Parker Drilling Co. (a)	2,434	7,472
Patterson-UTI Energy, Inc.	2,692	44,660
PHI, Inc. (a)(b)	221	8,265
Pioneer Energy Services Corp. (a)	1,299	7,196
RigNet, Inc. (a)	223	9,150
Rowan Cos. PLC (Class A)	2,223	51,840
RPC, Inc. (b)	1,234	16,091
SEACOR Holdings, Inc. (a)	371	27,384
Seadrill, Ltd. (b)	6,228	74,362
Seventy Seven Energy, Inc. (a)	739	3,998
Superior Energy Services, Inc.	2,871	57,851
Tesco Corp.	606	7,769
Tetra Technologies, Inc. (a)	1,596	10,661
Tidewater, Inc. (b)	860	27,873
Unit Corp. (a)	903	30,792
US Silica Holdings, Inc. (b)	989	25,407
Vantage Drilling Co. (a)(b)	4,104	2,006
Willbros Group, Inc. (a)	842	5,279

		1,079,820

FOOD & STAPLES RETAILING — 0.6%
Casey’s General Stores, Inc.	655	59,159
Diplomat Pharmacy, Inc. (a)	200	5,474
Fairway Group Holdings Corp. (a)(b)	299	942
Ingles Markets, Inc. (Class A)	221	8,197
Liberator Medical Holdings, Inc.	300	870
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	145	4,085
PriceSmart, Inc. (b)	291	26,545
Rite Aid Corp. (a)	17,340	130,397
Roundy’s, Inc. (a)(b)	537	2,599
Smart & Final Stores, Inc. (a)	200	3,146
SpartanNash Co.	727	19,004
Sprouts Farmers Market, Inc. (a)(b)	1,753	59,567
SUPERVALU, Inc. (a)	3,496	33,911
The Andersons, Inc.	470	24,976
The Chefs’ Warehouse, Inc. (a)(b)	309	7,119
The Fresh Market, Inc. (a)(b)	727	29,952
The Pantry, Inc. (a)	451	16,714
United Natural Foods, Inc. (a)	877	67,814
Village Super Market, Inc. (Class A)	157	4,297
Weis Markets, Inc.	228	10,903

		515,671

FOOD PRODUCTS — 1.5%
Alico, Inc. (b)	81	4,052
B&G Foods, Inc. (b)	957	28,614
Boulder Brands, Inc. (a)(b)	1,216	13,449
Bunge, Ltd.	2,655	241,366
Cal-Maine Foods, Inc. (b)	508	19,827
Calavo Growers, Inc.	223	10,548
Chiquita Brands International, Inc. (a)	902	13,043
Darling Ingredients, Inc. (a)	3,007	54,607
Dean Foods Co. (b)	1,667	32,307
Diamond Foods, Inc. (a)(b)	456	12,873
Farmer Brothers Co. (a)	160	4,712
Flowers Foods, Inc.	3,002	57,608
Fresh Del Monte Produce, Inc.	608	20,398
Freshpet, Inc. (a)(b)	200	3,412
Hain Celestial Group, Inc. (a)(b)	1,800	104,922
Ingredion, Inc.	1,302	110,462
Inventure Foods, Inc. (a)	309	3,937
J&J Snack Foods Corp.	304	33,066
John B Sanfilippo & Son, Inc.	147	6,689
Lancaster Colony Corp.	280	26,219
Lifeway Foods, Inc. (a)(b)	71	1,316
Limoneira Co.	233	5,820
Omega Protein Corp. (a)	375	3,964
Pilgrim’s Pride Corp. (a)(b)	1,111	36,430
Pinnacle Foods, Inc.	1,001	35,335
Post Holdings, Inc. (a)	785	32,884
Sanderson Farms, Inc. (b)	451	37,895
Seaboard Corp. (a)	5	20,990
Seneca Foods Corp. (Class A) (a)	147	3,973
Snyders-Lance, Inc. (b)	899	27,464
Tootsie Roll Industries, Inc. (b)	385	11,800
TreeHouse Foods, Inc. (a)	721	61,667
WhiteWave Foods Co. (Class A) (a)	3,039	106,335

		1,187,984

See accompanying notes to financial statements.

192

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 0.9%
Atmos Energy Corp.	1,777	$99,050
Chesapeake Utilities Corp.	302	14,997
National Fuel Gas Co. (b)	1,466	101,931
New Jersey Resources Corp.	725	44,370
Northwest Natural Gas Co. (b)	427	21,307
ONE Gas, Inc.	940	38,747
Piedmont Natural Gas Co., Inc.	1,360	53,598
Questar Corp.	3,210	81,149
South Jersey Industries, Inc.	598	35,240
Southwest Gas Corp.	800	49,448
The Laclede Group, Inc.	799	42,507
UGI Corp.	3,037	115,345
WGL Holdings, Inc.	933	50,960

		748,649

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abaxis, Inc. (b)	356	20,231
ABIOMED, Inc. (a)	753	28,659
Accuray, Inc. (a)(b)	1,524	11,506
Alere, Inc. (a)	1,481	56,278
Align Technology, Inc. (a)	1,437	80,343
Analogic Corp.	223	18,868
AngioDynamics, Inc. (a)	541	10,284
Anika Therapeutics, Inc. (a)	223	9,085
Antares Pharma, Inc. (a)(b)	2,271	5,836
AtriCure, Inc. (a)	465	9,281
Atrion Corp. (b)	30	10,200
Cantel Medical Corp.	593	25,653
Cardiovascular Systems, Inc. (a)	465	13,987
Cerus Corp. (a)(b)	1,448	9,036
CONMED Corp.	522	23,469
CryoLife, Inc.	525	5,948
Cyberonics, Inc. (a)	422	23,497
Cynosure, Inc. (Class A) (a)	378	10,365
Derma Sciences, Inc. (a)(b)	309	2,877
DexCom, Inc. (a)	1,347	74,152
Endologix, Inc. (a)(b)	1,096	16,758
Exactech, Inc. (a)	237	5,586
GenMark Diagnostics, Inc. (a)	613	8,343
Globus Medical, Inc. (Class A) (a)	1,163	27,645
Greatbatch, Inc. (a)	446	21,988
Haemonetics Corp. (a)	975	36,484
Halyard Health, Inc. (a)	845	38,422
HealthStream, Inc. (a)	370	10,908
HeartWare International, Inc. (a)(b)	328	24,085
Hill-Rom Holdings, Inc.	1,021	46,578
Hologic, Inc. (a)	4,296	114,875
ICU Medical, Inc. (a)	218	17,854
IDEXX Laboratories, Inc. (a)	895	132,702
Inogen, Inc. (a)	100	3,137
Insulet Corp. (a)	957	44,079
Integra LifeSciences Holdings Corp. (a)	468	25,380
Invacare Corp.	693	11,615
K2M Group Holdings, Inc. (a)	100	2,087
LDR Holding Corp. (a)	278	9,113
Masimo Corp. (a)	786	20,703
Meridian Bioscience, Inc.	834	13,728
Merit Medical Systems, Inc. (a)	827	14,332
Natus Medical, Inc. (a)	606	21,840
Neogen Corp. (a)	617	30,597
Nevro Corp. (a)	100	3,867
NuVasive, Inc. (a)	815	38,435
NxStage Medical, Inc. (a)	1,016	18,217
Ocular Therapeutix, Inc. (a)	100	2,352
OraSure Technologies, Inc. (a)	1,144	11,600
Orthofix International NV (a)	375	11,273
Oxford Immunotec Global PLC (a)	186	2,533
PhotoMedex, Inc. (a)(b)	309	473
Quidel Corp. (a)	522	15,096
ResMed, Inc. (b)	2,499	140,094
Rockwell Medical, Inc. (a)	750	7,710
RTI Surgical, Inc. (a)	1,138	5,918
Sientra, Inc. (a)	100	1,679
Sirona Dental Systems, Inc. (a)	1,063	92,874
Spectranetics Corp. (a)(b)	739	25,555
Staar Surgical Co. (a)(b)	763	6,951
STERIS Corp.	1,083	70,233
SurModics, Inc. (a)	302	6,674
Symmetry Surgical, Inc. (a)	190	1,480
Tandem Diabetes Care, Inc. (a)(b)	190	2,413
Teleflex, Inc.	736	84,508
The Cooper Cos., Inc.	887	143,774
Thoratec Corp. (a)	1,027	33,336
Tornier NV (a)	638	16,269
TriVascular Technologies, Inc. (a)	100	1,257
Unilife Corp. (a)(b)	1,812	6,070
Utah Medical Products, Inc.	76	4,564
Vascular Solutions, Inc. (a)	294	7,985
Volcano Corp. (a)	852	15,234
West Pharmaceutical Services, Inc.	1,258	66,976
Wright Medical Group, Inc. (a)	839	22,544
Zeltiq Aesthetics, Inc. (a)(b)	491	13,704

		2,030,042

HEALTH CARE PROVIDERS & SERVICES — 3.3%
AAC Holdings, Inc. (a)	100	3,092
Acadia Healthcare Co., Inc. (a)(b)	793	48,540
Addus HomeCare Corp. (a)	65	1,578
Adeptus Health, Inc. (Class A) (a)	106	3,964
Air Methods Corp. (a)(b)	650	28,619
Alliance HealthCare Services, Inc. (a)	71	1,490
Almost Family, Inc. (a)	147	4,256
Amedisys, Inc. (a)	498	14,616
AMN Healthcare Services, Inc. (a)	905	17,738
AmSurg Corp. (a)	786	43,018
athenahealth, Inc. (a)(b)	723	105,341
Bio-Reference Laboratories, Inc. (a)(b)	446	14,330
BioScrip, Inc. (a)(b)	1,223	8,549
BioTelemetry, Inc. (a)	528	5,296
Brookdale Senior Living, Inc. (a)	3,000	110,010
Capital Senior Living Corp. (a)	513	12,779
Catamaran Corp. (a)	3,644	188,577
Centene Corp. (a)	1,052	109,250
Chemed Corp. (b)	325	34,343
Civitas Solutions, Inc. (a)	200	3,406
Community Health Systems, Inc. (a)	2,099	113,178
Corvel Corp. (a)	228	8,486
Cross Country Healthcare, Inc. (a)	527	6,577
Envision Healthcare Holdings, Inc. (a)	1,478	51,272

See accompanying notes to financial statements.

193

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

ExamWorks Group, Inc. (a)(b)	606	$25,204
Five Star Quality Care, Inc. (a)	826	3,428
Gentiva Health Services, Inc. (a)	601	11,449
Hanger, Inc. (a)	679	14,870
HCA Holdings, Inc. (a)	5,806	426,102
Health Net, Inc. (a)	1,468	78,582
HealthEquity, Inc. (a)	106	2,698
HealthSouth Corp.	1,627	62,574
Healthways, Inc. (a)(b)	477	9,483
Henry Schein, Inc. (a)	1,503	204,633
HMS Holdings Corp. (a)	1,666	35,219
IPC The Hospitalist Co. (a)	294	13,492
Kindred Healthcare, Inc.	1,254	22,798
Landauer, Inc. (b)	204	6,965
LHC Group, Inc. (a)	223	6,953
LifePoint Hospitals, Inc. (a)	749	53,861
Magellan Health, Inc. (a)	527	31,636
MEDNAX, Inc. (a)	1,756	116,089
Molina Healthcare, Inc. (a)	522	27,943
MWI Veterinary Supply, Inc. (a)	225	38,230
National Healthcare Corp.	129	8,106
National Research Corp. (Class A)	237	3,316
Omnicare, Inc.	1,718	125,294
Owens & Minor, Inc. (b)	1,186	41,640
PharMerica Corp. (a)	608	12,592
Premier, Inc. (Class A) (a)	565	18,944
RadNet, Inc. (a)	634	5,414
Select Medical Holdings Corp.	1,411	20,318
Skilled Healthcare Group, Inc. (Class A) (a)	375	3,214
Surgical Care Affiliates, Inc. (a)(b)	190	6,393
Team Health Holdings, Inc. (a)	1,262	72,603
The Ensign Group, Inc.	375	16,646
The Providence Service Corp. (a)	233	8,490
Triple-S Management Corp. (Class B) (a)	449	10,736
Universal American Corp. (a)	755	7,006
US Physical Therapy, Inc.	223	9,357
VCA, Inc. (a)	1,525	74,374
WellCare Health Plans, Inc. (a)	827	67,864

		2,642,821

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,163	40,391
Castlight Health, Inc. (Class B) (a)	211	2,469
Computer Programs and Systems, Inc. (b)	228	13,851
IMS Health Holdings, Inc. (a)(b)	1,373	35,204
MedAssets, Inc. (a)	1,009	19,938
Medidata Solutions, Inc. (a)	960	45,840
Merge Healthcare, Inc. (a)	1,282	4,564
Omnicell, Inc. (a)	679	22,488
Veeva Systems, Inc. (Class A) (a)	707	18,672
Vocera Communications, Inc. (a)	459	4,783

		208,200

HOTELS, RESTAURANTS & LEISURE — 3.1%
Aramark	755	23,518
Belmond, Ltd. (Class A) (a)	1,793	22,179
Biglari Holdings, Inc. (a)	33	13,184
BJ’s Restaurants, Inc. (a)	346	17,373
Bloomin’ Brands, Inc. (a)	1,424	35,258
Bob Evans Farms, Inc.	416	21,291
Boyd Gaming Corp. (a)	1,423	18,186
Bravo Brio Restaurant Group, Inc. (a)	375	5,216
Brinker International, Inc.	1,169	68,609
Buffalo Wild Wings, Inc. (a)(b)	348	62,772
Caesars Acquisition Co. (Class A) (a)	845	8,712
Caesars Entertainment Corp. (a)(b)	958	15,031
Carrols Restaurant Group, Inc. (a)	449	3,426
Choice Hotels International, Inc. (b)	626	35,069
Churchill Downs, Inc.	204	19,441
Chuy’s Holdings, Inc. (a)(b)	297	5,842
ClubCorp Holdings, Inc.	380	6,813
Cracker Barrel Old Country Store, Inc. (b)	375	52,785
Dave & Buster’s Entertainment, Inc. (a)	100	2,730
Del Frisco’s Restaurant Group, Inc. (a)	442	10,493
Denny’s Corp. (a)	1,512	15,589
Diamond Resorts International, Inc. (a)(b)	653	18,219
DineEquity, Inc.	334	34,616
Domino’s Pizza, Inc.	1,033	97,278
Dunkin’ Brands Group, Inc.	1,851	78,945
El Pollo Loco Holdings, Inc. (a)(b)	106	2,117
Empire Resorts, Inc. (a)	200	1,552
Famous Dave’s of America, Inc. (a)	106	2,785
Fiesta Restaurant Group, Inc. (a)	472	28,698
Hilton Worldwide Holdings, Inc. (a)	2,450	63,920
Hyatt Hotels Corp. (Class A) (a)	700	42,147
Ignite Restaurant Group, Inc. (a)	152	1,196
International Game Technology	4,340	74,865
International Speedway Corp. (Class A)	522	16,521
Interval Leisure Group, Inc.	750	15,667
Intrawest Resorts Holdings, Inc. (a)	380	4,537
Isle of Capri Casinos, Inc. (a)	461	3,859
Jack in the Box, Inc.	700	55,972
Jamba, Inc. (a)(b)	294	4,436
Krispy Kreme Doughnuts, Inc. (a)	1,080	21,319
La Quinta Holdings, Inc. (a)	845	18,641
Las Vegas Sands Corp.	6,742	392,115
Life Time Fitness, Inc. (a)	720	40,766
Marcus Corp.	380	7,034
Marriott Vacations Worldwide Corp.	508	37,866
MGM Resorts International (a)	6,595	141,001
Monarch Casino & Resort, Inc. (a)	147	2,439
Morgans Hotel Group Co. (a)	530	4,155
Nathan’s Famous, Inc. (a)	81	6,480
Noodles & Co. (a)(b)	95	2,503
Norwegian Cruise Line Holdings, Ltd. (a)	1,588	74,255
Panera Bread Co. (Class A) (a)(b)	437	76,388
Papa John’s International, Inc.	498	27,788
Penn National Gaming, Inc. (a)	1,405	19,291
Pinnacle Entertainment, Inc. (a)(b)	1,128	25,098
Popeyes Louisiana Kitchen, Inc. (a)	446	25,096
Potbelly Corp. (a)(b)	190	2,445
Red Robin Gourmet Burgers, Inc. (a)	209	16,088
Restaurant Brands International, Inc. (a)	3,820	149,133
Ruby Tuesday, Inc. (a)	1,209	8,270

See accompanying notes to financial statements.

194

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Ruth’s Hospitality Group, Inc.	769	$11,535
Scientific Games Corp. (Class A) (a)	991	12,615
SeaWorld Entertainment, Inc.	1,279	22,894
Six Flags Entertainment Corp. (b)	1,287	55,534
Sonic Corp.	1,033	28,129
Speedway Motorsports, Inc.	226	4,943
Texas Roadhouse, Inc.	1,303	43,989
The Cheesecake Factory, Inc.	851	42,814
The Habit Restaurants, Inc. (Class A) (a)	100	3,235
The Wendy’s Co.	4,953	44,726
Vail Resorts, Inc.	616	56,136
Zoe’s Kitchen, Inc. (a)(b)	106	3,170

		2,438,738

HOUSEHOLD DURABLES — 1.1%
Beazer Homes USA, Inc. (a)	537	10,396
Cavco Industries, Inc. (a)	155	12,287
CSS Industries, Inc.	147	4,063
Ethan Allen Interiors, Inc. (b)	435	13,472
Flexsteel Industries, Inc.	71	2,290
GoPro, Inc. (Class A) (a)(b)	322	20,357
Helen of Troy, Ltd. (a)	492	32,010
Hovnanian Enterprises, Inc. (Class A) (a)(b)	2,273	9,387
Installed Building Products, Inc. (a)	190	3,386
iRobot Corp. (a)	522	18,124
Jarden Corp. (a)	3,425	163,989
KB Home	1,465	24,246
La-Z-Boy, Inc.	864	23,190
LGI Homes, Inc. (a)(b)	190	2,835
Libbey, Inc. (a)	365	11,476
Lifetime Brands, Inc.	233	4,008
M.D.C. Holdings, Inc. (b)	750	19,852
M/I Homes, Inc. (a)	441	10,125
Meritage Homes Corp. (a)	692	24,905
NACCO Industries, Inc. (Class A)	71	4,215
NVR, Inc. (a)	74	94,374
Skullcandy, Inc. (a)	385	3,538
Standard Pacific Corp. (a)(b)	2,450	17,860
Taylor Morrison Home Corp. (Class A) (a)	638	12,052
Tempur Sealy International, Inc. (a)	1,047	57,491
The Dixie Group, Inc. (a)(b)	211	1,935
The New Home Co., Inc. (a)(b)	190	2,751
The Ryland Group, Inc.	805	31,041
Toll Brothers, Inc. (a)	3,130	107,265
TRI Pointe Homes, Inc. (a)	2,733	41,678
Tupperware Brands Corp. (b)	931	58,653
UCP, Inc. (Class A) (a)	190	1,995
Universal Electronics, Inc. (a)	304	19,769
WCI Communities, Inc. (a)(b)	95	1,860
William Lyon Homes (Class A) (a)	309	6,263

		873,138

HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (Class A) (a)	831	7,936
Church & Dwight Co., Inc.	2,402	189,302
Energizer Holdings, Inc.	1,114	143,216
Harbinger Group, Inc. (a)	1,532	21,693
Oil-Dri Corp. of America	71	2,317
Orchids Paper Products Co.	160	4,657
Spectrum Brands Holdings, Inc.	356	34,062
WD-40 Co.	299	25,439

		428,622

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Abengoa Yield PLC (b)	528	14,425
Atlantic Power Corp.	2,431	6,588
Calpine Corp. (a)	6,945	153,693
Dynegy, Inc. (a)	2,178	66,102
Ormat Technologies, Inc.	385	10,464
Pattern Energy Group, Inc.	697	17,188
TerraForm Power, Inc. (Class A)	422	13,032
Vivint Solar, Inc. (a)	300	2,766

		284,258

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	1,176	106,122
Raven Industries, Inc.	670	16,750

		122,872

INSURANCE — 4.1%
Alleghany Corp. (a)	304	140,904
Allied World Assurance Company Holdings, Ltd.	1,813	68,749
Ambac Financial Group, Inc. (a)	810	19,845
American Equity Investment Life Holding Co.	1,290	37,655
American Financial Group, Inc.	1,299	78,875
American National Insurance Co.	170	19,424
AMERISAFE, Inc.	380	16,097
Amtrust Financial Services, Inc.	483	27,169
Arch Capital Group, Ltd. (a)	2,426	143,377
Argo Group International Holdings, Ltd.	427	23,686
Arthur J. Gallagher & Co.	2,807	132,154
Aspen Insurance Holdings, Ltd.	1,211	53,005
Assured Guaranty, Ltd.	3,067	79,711
Atlas Financial Holdings, Inc. (a)	211	3,444
Axis Capital Holdings, Ltd.	1,803	92,115
Baldwin & Lyons, Inc. (Class B)	141	3,635
Brown & Brown, Inc.	2,132	70,164
Citizens, Inc. (a)(b)	919	6,984
CNA Financial Corp.	432	16,723
CNO Financial Group, Inc.	3,667	63,146
Crawford & Co. (Class B) (b)	532	5,469
Donegal Group, Inc. (Class A)	152	2,429
eHealth, Inc. (a)	375	9,345
EMC Insurance Group, Inc.	71	2,518
Employers Holdings, Inc.	603	14,177
Endurance Specialty Holdings, Ltd.	826	49,428
Enstar Group, Ltd. (a)	157	24,004
Erie Indemnity Co. (Class A)	464	42,117
Everest Re Group, Ltd.	828	141,008
FBL Financial Group, Inc. (Class A)	145	8,414
Federated National Holding Co.	211	5,098
Fidelity & Guaranty Life	190	4,611
First American Financial Corp.	1,845	62,546
FNF Group	4,946	170,390

See accompanying notes to financial statements.

195

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Global Indemnity PLC (a)	141	$4,000
Greenlight Capital Re, Ltd. (Class A) (a)	522	17,043
Hallmark Financial Services, Inc. (a)	309	3,736
HCC Insurance Holdings, Inc.	1,795	96,068
HCI Group, Inc. (b)	141	6,097
Heritage Insurance Holdings, Inc. (a)	100	1,943
Horace Mann Educators Corp.	750	24,885
Independence Holding Co.	150	2,093
Infinity Property & Casualty Corp.	228	17,615
Kansas City Life Insurance Co.	76	3,650
Kemper Corp.	799	28,852
Maiden Holdings, Ltd. (b)	981	12,547
Markel Corp. (a)	258	176,173
MBIA, Inc. (a)	2,571	24,527
Meadowbrook Insurance Group, Inc.	981	8,299
Mercury General Corp.	442	25,048
Montpelier Re Holdings, Ltd.	610	21,850
National General Holdings Corp.	634	11,799
National Interstate Corp. (b)	157	4,679
National Western Life Insurance Co. (Class A)	45	12,116
Old Republic International Corp.	4,649	68,015
OneBeacon Insurance Group, Ltd. (Class A)	456	7,387
PartnerRe, Ltd.	906	103,402
Platinum Underwriters Holdings, Ltd.	407	29,882
Primerica, Inc.	929	50,408
ProAssurance Corp.	1,102	49,755
Protective Life Corp.	1,434	99,878
Reinsurance Group of America, Inc.	1,274	111,628
RenaissanceRe Holdings, Ltd.	713	69,318
RLI Corp.	726	35,864
Safety Insurance Group, Inc.	218	13,954
Selective Insurance Group, Inc.	1,048	28,474
StanCorp Financial Group, Inc.	785	54,840
State Auto Financial Corp.	304	6,755
State National Cos., Inc.	500	5,990
Stewart Information Services Corp.	361	13,371
Symetra Financial Corp.	1,369	31,555
The Hanover Insurance Group, Inc.	771	54,988
The Navigators Group, Inc. (a)	133	9,754
The Phoenix Cos., Inc. (a)	132	9,091
Third Point Reinsurance, Ltd. (a)	1,003	14,533
United Fire Group, Inc.	370	11,000
United Insurance Holdings Corp.	317	6,958
Universal Insurance Holdings, Inc.	611	12,495
Validus Holdings, Ltd.	1,586	65,914
W.R. Berkley Corp.	1,815	93,037
White Mountains Insurance Group, Ltd.	114	71,833

		3,271,515

INTERNET & CATALOG RETAIL — 0.8%
1-800-FLOWERS.COM, Inc. (Class A) (a)	532	4,384
Blue Nile, Inc. (a)	223	8,030
Coupons.com, Inc. (a)(b)	223	3,958
EVINE Live, Inc. (a)	750	4,943
FTD Cos., Inc. (a)	380	13,232
Gaiam, Inc. (Class A), (Class A) (a)	200	1,426
Groupon, Inc. (a)	8,500	70,210
HSN, Inc.	603	45,828
Lands’ End, Inc. (a)(b)	247	13,328
Liberty Interactive Corp. (Class A) (a)	8,712	256,307
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	1,345	36,180
Liberty Ventures, (Series A) (a)	2,540	95,809
NutriSystem, Inc.	613	11,984
Orbitz Worldwide, Inc. (a)	974	8,016
Overstock.com, Inc. (a)	228	5,534
PetMed Express, Inc. (b)	371	5,331
RetailMeNot, Inc. (a)(b)	612	8,947
Shutterfly, Inc. (a)(b)	655	27,310
Travelport Worldwide, Ltd.	500	9,000
Wayfair, Inc. (Class A) (a)(b)	200	3,970
zulily, Inc. (Class A) (a)(b)	285	6,669

		640,396

INTERNET SOFTWARE & SERVICES — 2.9%
Actua Corp. (a)	755	13,945
Amber Road, Inc. (a)	106	1,083
Angie’s List, Inc. (a)(b)	829	5,165
AOL, Inc. (a)	1,426	65,838
Bankrate, Inc. (a)(b)	1,222	15,189
Bazaarvoice, Inc. (a)	991	7,968
Benefitfocus, Inc. (a)(b)	95	3,120
Blucora, Inc. (a)	836	11,579
Brightcove, Inc. (a)	522	4,061
Carbonite, Inc. (a)	223	3,182
Care.com, Inc. (a)(b)	95	787
ChannelAdvisor Corp. (a)(b)	372	8,028
Cimpress NV (a)(b)	594	44,455
comScore, Inc. (a)	574	26,651
Constant Contact, Inc. (a)	603	22,130
Cornerstone OnDemand, Inc. (a)(b)	956	33,651
CoStar Group, Inc. (a)	599	109,994
Cvent, Inc. (a)	306	8,519
Dealertrack Technologies, Inc. (a)	935	41,430
Demand Media, Inc. (a)(b)	152	930
Demandware, Inc. (a)(b)	505	29,058
Dice Holdings, Inc. (a)	839	8,398
Digital River, Inc. (a)	574	14,195
E2open, Inc. (a)(b)	304	2,921
EarthLink Holdings Corp.	2,040	8,956
Endurance International Group Holdings, Inc. (a)	380	7,003
Envestnet, Inc. (a)	567	27,862
Equinix, Inc.	948	214,940
Everyday Health, Inc. (a)	100	1,475
Gogo, Inc. (a)(b)	1,035	17,109
GrubHub, Inc. (a)	211	7,664
GTT Communications, Inc. (a)	211	2,792
HomeAway, Inc. (a)	1,683	50,120
IAC/InterActiveCorp.	1,333	81,033
Internap Corp. (a)	1,057	8,414
IntraLinks Holdings, Inc. (a)	755	8,984
j2 Global, Inc.	805	49,910
Limelight Networks, Inc. (a)	1,057	2,928
LinkedIn Corp. (Class A) (a)	1,834	421,288
Liquidity Services, Inc. (a)	537	4,387

See accompanying notes to financial statements.

196

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

LivePerson, Inc. (a)	946	$13,339
LogMeIn, Inc. (a)(b)	417	20,575
Marchex, Inc. (Class B)	456	2,093
Marin Software, Inc. (a)	141	1,193
Marketo, Inc. (a)(b)	472	15,444
Millennial Media, Inc. (a)(b)	674	1,078
Monster Worldwide, Inc. (a)	1,967	9,088
NIC, Inc.	1,085	19,519
OPOWER, Inc. (a)(b)	106	1,508
Pandora Media, Inc. (a)(b)	3,597	64,134
Perficient, Inc. (a)	684	12,743
Q2 Holdings, Inc. (a)	106	1,997
QuinStreet, Inc. (a)	598	3,630
Rackspace Hosting, Inc. (a)(b)	2,078	97,271
RealNetworks, Inc. (a)	456	3,210
Reis, Inc.	147	3,847
Rightside Group, Ltd. (a)(b)	152	1,021
Rocket Fuel, Inc. (a)	306	4,933
SciQuest, Inc. (a)	454	6,560
Shutterstock, Inc. (a)(b)	258	17,828
SPS Commerce, Inc. (a)	304	17,216
Stamps.com, Inc. (a)	218	10,462
TechTarget, Inc. (a)	287	3,263
Textura Corp. (a)(b)	344	9,794
Travelzoo, Inc. (a)	150	1,893
Tremor Video, Inc. (a)	400	1,148
TrueCar, Inc. (a)	106	2,427
Trulia, Inc. (a)	627	28,861
Twitter, Inc. (a)	9,201	330,040
Unwired Planet, Inc. (a)	1,812	1,812
Web.com Group, Inc. (a)	831	15,781
WebMD Health Corp. (a)(b)	715	28,278
Wix.com, Ltd. (a)	190	3,990
XO Group, Inc. (a)	527	9,597
Xoom Corp. (a)(b)	574	10,051
Yelp, Inc. (a)(b)	925	50,625
YuMe, Inc. (a)(b)	200	1,008
Zillow, Inc. (Class A) (a)(b)	570	60,357
Zix Corp. (a)	1,204	4,334

		2,289,090

IT SERVICES — 2.5%
Acxiom Corp. (a)	1,429	28,966
Amdocs, Ltd.	2,873	134,040
Blackhawk Network Holdings, Inc. (a)(b)	988	38,334
Booz Allen Hamilton Holding Corp.	1,380	36,611
Broadridge Financial Solutions, Inc.	2,186	100,949
CACI International, Inc. (Class A) (a)	451	38,867
Cardtronics, Inc. (a)	803	30,980
Cass Information Systems, Inc.	233	12,407
CIBER, Inc. (a)	1,520	5,396
Computer Task Group, Inc.	299	2,849
Convergys Corp.	1,820	37,073
CoreLogic, Inc. (a)	1,677	52,976
CSG Systems International, Inc.	682	17,098
Datalink Corp. (a)	299	3,857
DST Systems, Inc.	567	53,383
EPAM Systems, Inc. (a)	670	31,993
Euronet Worldwide, Inc. (a)	881	48,367
EVERTEC, Inc.	1,240	27,441
ExlService Holdings, Inc. (a)	589	16,910
FleetCor Technologies, Inc. (a)	1,437	213,696
Forrester Research, Inc.	221	8,699
Gartner, Inc. (a)	1,608	135,410
Genpact, Ltd. (a)	2,947	55,787
Global Cash Access Holdings, Inc. (a)	1,374	9,824
Global Payments, Inc.	1,216	98,168
Heartland Payment Systems, Inc.	670	36,147
Higher One Holdings, Inc. (a)	598	2,518
iGate Corp. (a)	677	26,728
Information Services Group, Inc. (a)	422	1,781
Jack Henry & Associates, Inc.	1,496	92,961
Leidos Holdings, Inc.	1,114	48,481
Lionbridge Technologies, Inc. (a)	1,223	7,032
Luxoft Holding, Inc. (a)	95	3,658
ManTech International Corp. (Class A)	449	13,573
MAXIMUS, Inc.	1,155	63,340
ModusLink Global Solutions, Inc. (a)(b)	758	2,843
MoneyGram International, Inc. (a)	461	4,190
NeuStar, Inc. (Class A) (a)(b)	987	27,439
PRGX Global, Inc. (a)	613	3,506
Sabre Corp. (b)	845	17,128
Sapient Corp. (a)	2,192	54,537
Science Applications International Corp.	673	33,334
ServiceSource International, Inc. (a)(b)	1,209	5,658
Sykes Enterprises, Inc. (a)	750	17,603
Syntel, Inc. (a)	556	25,009
TeleTech Holdings, Inc. (a)	375	8,880
The Hackett Group, Inc.	532	4,676
Unisys Corp. (a)	910	26,827
Vantiv, Inc. (Class A) (a)	2,224	75,438
VeriFone Systems, Inc. (a)	1,978	73,582
Virtusa Corp. (a)	465	19,377
WEX, Inc. (a)	653	64,595

		2,000,922

LEISURE PRODUCTS — 0.4%
Arctic Cat, Inc.	218	7,739
Black Diamond, Inc. (a)	456	3,990
Brunswick Corp.	1,622	83,144
Callaway Golf Co. (b)	1,442	11,103
Escalade, Inc.	100	1,509
JAKKS Pacific, Inc. (a)(b)	375	2,550
Johnson Outdoors, Inc. (Class A)	71	2,215
Leapfrog Enterprises, Inc. (a)	1,290	6,089
Malibu Boats, Inc. (Class A) (a)	190	3,661
Marine Products Corp.	233	1,967
Nautilus, Inc. (a)	603	9,154
Polaris Industries, Inc. (b)	1,173	177,404
Smith & Wesson Holding Corp. (a)(b)	1,014	9,603
Sturm Ruger & Co, Inc. (b)	375	12,986

		333,114

LIFE SCIENCES TOOLS & SERVICES — 1.4%
Accelerate Diagnostics, Inc. (a)(b)	458	8,789
Affymetrix, Inc. (a)(b)	1,442	14,232
Albany Molecular Research, Inc. (a)(b)	451	7,342
Bio-Rad Laboratories, Inc. (Class A) (a)	400	48,224
Bio-Techne Corp.	631	58,304

See accompanying notes to financial statements.

197

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Bruker Corp. (a)	1,927	$37,808
Cambrex Corp. (a)	608	13,145
Charles River Laboratories International, Inc. (a)	881	56,067
Covance, Inc. (a)	1,005	104,359
Enzo Biochem, Inc. (a)	634	2,815
Fluidigm Corp. (a)(b)	537	18,113
Illumina, Inc. (a)	2,517	464,588
INC Research Holdings, Inc. (Class A) (a)	100	2,569
Luminex Corp. (a)	760	14,258
NanoString Technologies, Inc. (a)	100	1,393
Pacific Biosciences of California, Inc. (a)	912	7,150
PAREXEL International Corp. (a)	1,029	57,171
PRA Health Sciences, Inc. (a)	300	7,266
Qiagen NV (a)	4,097	96,116
Quintiles Transnational Holdings, Inc. (a)	976	57,457
Sequenom, Inc. (a)(b)	2,360	8,732
VWR Corp. (a)	500	12,935

		1,098,833

MACHINERY — 3.4%
Accuride Corp. (a)	842	3,654
Actuant Corp. (Class A)	1,126	30,672
AGCO Corp. (b)	1,722	77,834
Alamo Group, Inc.	152	7,363
Albany International Corp. (Class A)	522	19,831
Allison Transmission Holdings, Inc.	2,444	82,852
Altra Industrial Motion Corp.	527	14,962
American Railcar Industries, Inc. (b)	131	6,747
Astec Industries, Inc.	370	14,545
Barnes Group, Inc.	957	35,419
Blount International, Inc. (a)	983	17,271
Briggs & Stratton Corp.	789	16,111
Chart Industries, Inc. (a)	506	17,305
CIRCOR International, Inc.	280	16,878
CLARCOR, Inc.	882	58,776
Colfax Corp. (a)(b)	1,728	89,113
Columbus McKinnon Corp.	375	10,515
Commercial Vehicle Group, Inc. (a)	446	2,970
Crane Co.	856	50,247
Donaldson Co., Inc.	2,491	96,227
Douglas Dynamics, Inc.	456	9,772
Dynamic Materials Corp.	309	4,950
Energy Recovery, Inc. (a)(b)	915	4,822
EnPro Industries, Inc. (a)	421	26,422
ESCO Technologies, Inc.	530	19,557
Federal Signal Corp.	1,098	16,953
Freightcar America, Inc.	223	5,867
Global Brass & Copper Holdings, Inc.	358	4,711
Graco, Inc.	1,082	86,755
Graham Corp.	233	6,703
Harsco Corp.	1,384	26,144
Hillenbrand, Inc.	1,156	39,882
Hurco Cos., Inc.	157	5,352
Hyster-Yale Materials Handling, Inc.	133	9,736
IDEX Corp.	1,395	108,587
ITT Corp.	1,627	65,828
John Bean Technologies Corp.	513	16,857
Kadant, Inc.	228	9,733
Kennametal, Inc.	1,371	49,068
L.B. Foster Co. (Class A)	133	6,460
Lincoln Electric Holdings, Inc.	1,407	97,210
Lindsay Corp. (b)	168	14,404
Lydall, Inc. (a)	289	9,485
Manitex International, Inc. (a)(b)	223	2,834
Meritor, Inc. (a)	1,674	25,361
Miller Industries, Inc.	228	4,740
Mueller Industries, Inc.	1,045	35,676
Mueller Water Products, Inc. (Class A)	2,783	28,498
Navistar International Corp. (a)(b)	1,045	34,987
NN, Inc.	389	7,998
Nordson Corp.	1,182	92,149
Omega Flex, Inc.	55	2,080
Oshkosh Corp.	1,428	69,472
Proto Labs, Inc. (a)(b)	358	24,043
RBC Bearings, Inc.	451	29,103
Rexnord Corp. (a)	1,345	37,942
SPX Corp.	768	65,987
Standex International Corp.	260	20,088
Sun Hydraulics Corp.	441	17,367
Tennant Co.	280	20,208
Terex Corp.	1,984	55,314
The Exone Co. (a)(b)	157	2,638
The Gorman-Rupp Co.	380	12,206
The Greenbrier Cos., Inc. (b)	451	24,232
The Manitowoc Co., Inc.	2,381	52,620
The Middleby Corp. (a)	996	98,704
The Toro Co.	1,041	66,426
Timken Co.	1,494	63,764
Titan International, Inc. (b)	846	8,993
TriMas Corp. (a)	845	26,440
Trinity Industries, Inc. (b)	2,778	77,812
Twin Disc, Inc.	147	2,919
Valmont Industries, Inc. (b)	427	54,229
Wabash National Corp. (a)	1,361	16,822
WABCO Holdings, Inc. (a)	1,054	110,438
Wabtec Corp.	1,679	145,888
Watts Water Technologies, Inc. (Class A)	474	30,071
Woodward, Inc.	1,131	55,679
Xerium Technologies, Inc. (a)	228	3,598

		2,741,876

MARINE — 0.2%
Baltic Trading, Ltd. (b)	950	2,384
International Shipholding Corp.	160	2,384
Kirby Corp. (a)	1,027	82,920
Knightsbridge Shipping, Ltd. (b)	541	2,451
Matson, Inc.	826	28,514
Navios Maritime Holdings, Inc.	1,478	6,075
Safe Bulkers, Inc.	739	2,889
Scorpio Bulkers, Inc. (a)	2,566	5,055
Ultrapetrol Bahamas, Ltd. (a)	432	924

		133,596

MEDIA — 2.7%
AH Belo Corp. (Class A)	380	3,944
AMC Entertainment Holdings, Inc. (Class A)	380	9,948
AMC Networks, Inc. (Class A) (a)	1,063	67,787

See accompanying notes to financial statements.

198

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Carmike Cinemas, Inc. (a)	480	$12,610
Central European Media Enterprises, Ltd. (Class A) (a)(b)	1,508	4,841
Charter Communications, Inc. (Class A) (a)	1,414	235,601
Cinedigm Corp. (Class A) (a)	900	1,458
Cinemark Holdings, Inc.	2,059	73,259
Clear Channel Outdoor Holdings, Inc. (Class A)	882	9,340
Crown Media Holdings, Inc. (Class A) (a)	679	2,404
Cumulus Media, Inc. (Class A) (a)(b)	2,738	11,582
Daily Journal Corp. (a)(b)	18	4,734
Dex Media, Inc. (a)(b)	389	3,489
DISH Network Corp. (Class A) (a)	3,761	274,139
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	1,429	31,910
Entercom Communications Corp. (Class A) (a)	446	5,423
Entravision Communications Corp. (Class A)	1,146	7,426
Eros International PLC (a)	317	6,708
Global Eagle Entertainment, Inc. (a)(b)	673	9,160
Global Sources, Ltd. (a)	372	2,366
Gray Television, Inc. (a)	978	10,954
Harte-Hanks, Inc.	826	6,393
Hemisphere Media Group, Inc. (a)(b)	147	1,983
John Wiley & Sons, Inc. (Class A)	768	45,496
Journal Communications, Inc. (Class A) (a)	915	10,458
Lee Enterprises, Inc. (a)(b)	950	3,496
Liberty Broadband Corp. (Class A) (a)	437	21,889
Liberty Broadband Corp. (Class C) (a)	875	43,592
Liberty Media Corp. (Class A) (a)	1,751	61,758
Liberty Media Corp. (Class C) (a)	3,401	119,137
Lions Gate Entertainment Corp.	1,384	44,316
Live Nation Entertainment, Inc. (a)	2,603	67,964
Loral Space & Communications, Inc. (a)	176	13,853
Martha Stewart Living Omnimedia, Inc. (Class A) (a)	589	2,539
MDC Partners, Inc. (Class A)	711	16,154
Media General, Inc. (a)	1,008	16,864
Meredith Corp. (b)	674	36,612
Morningstar, Inc.	319	20,642
National CineMedia, Inc.	1,135	16,310
New Media Investment Group, Inc.	728	17,203
Nexstar Broadcasting Group, Inc. (Class A) (b)	494	25,584
ReachLocal, Inc. (a)	233	801
Reading International, Inc. (Class A) (a)	385	5,105
Regal Entertainment Group (Class A) (b)	1,553	33,172
Rentrak Corp. (a)(b)	133	9,685
Saga Communications, Inc. (Class A)	95	4,131
Salem Communications Corp. (Class A) (b)	233	1,822
Scholastic Corp.	530	19,303
SFX Entertainment, Inc. (a)	475	2,152
Sinclair Broadcast Group, Inc. (Class A) (b)	1,161	31,765
Sirius XM Holdings, Inc. (a)	46,156	161,546
Sizmek, Inc. (a)	446	2,792
Starz (Class A) (a)	1,653	49,094
The E.W. Scripps Co. (Class A) (a)	601	13,432
The Madison Square Garden Co. (Class A) (a)	1,099	82,711
The McClatchy Co. (Class A) (a)	1,209	4,014
The New York Times Co. (Class A) (b)	2,572	34,002
Thomson Reuters Corp.	6,302	254,223
Time, Inc.	2,006	49,368
Townsquare Media, Inc. (Class A) (a)	100	1,320
World Wrestling Entertainment, Inc. (Class A) (b)	613	7,564

		2,149,328

METALS & MINING — 1.1%
A.M. Castle & Co. (a)(b)	385	3,072
AK Steel Holding Corp. (a)(b)	3,422	20,327
Allied Nevada Gold Corp. (a)(b)	2,106	1,832
Ampco-Pittsburgh Corp.	147	2,830
Carpenter Technology Corp.	948	46,689
Century Aluminum Co. (a)	870	21,228
Cliffs Natural Resources, Inc. (b)	2,830	20,206
Coeur Mines, Inc. (a)	2,022	10,332
Commercial Metals Co.	2,138	34,828
Compass Minerals International, Inc.	550	47,756
Globe Specialty Metals, Inc.	1,085	18,695
Gold Resource Corp.	687	2,322
Handy & Harman, Ltd. (a)	65	2,992
Haynes International, Inc.	223	10,815
Hecla Mining Co. (b)	6,758	18,855
Horsehead Holding Corp. (a)(b)	915	14,484
Kaiser Aluminum Corp. (b)	280	20,000
Materion Corp.	370	13,035
Molycorp, Inc. (a)(b)	2,784	2,452
Noranda Aluminium Holding Corp.	684	2,408
Olympic Steel, Inc.	141	2,507
Reliance Steel & Aluminum Co.	1,409	86,329
Royal Gold, Inc. (b)	1,147	71,917
RTI International Metals, Inc. (a)	599	15,131
Ryerson Holding Corp. (a)	100	993
Schnitzer Steel Industries, Inc. (Class A)	530	11,957
Southern Copper Corp.	2,666	75,181
Steel Dynamics, Inc.	4,264	84,171
Stillwater Mining Co. (a)(b)	2,044	30,129
SunCoke Energy, Inc.	1,155	22,338
Tahoe Resources, Inc.	1,657	22,983
TimkenSteel Corp.	747	27,661
United States Steel Corp. (b)	2,640	70,594
Universal Stainless & Alloy Products, Inc. (a)	157	3,949
Walter Energy, Inc. (b)	1,290	1,780
Worthington Industries, Inc.	951	28,616

		871,394

MULTI-UTILITIES — 0.5%
Alliant Energy Corp.	1,968	130,714
Avista Corp. (b)	1,109	39,203

See accompanying notes to financial statements.

199

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Black Hills Corp.	793	$42,061
MDU Resources Group, Inc.	3,497	82,179
NorthWestern Corp.	853	48,263
Vectren Corp.	1,486	68,698

		411,118

MULTILINE RETAIL — 0.3%
Big Lots, Inc.	928	37,139
Burlington Stores, Inc. (a)	496	23,441
Dillard’s, Inc. (Class A)	475	59,461
Fred’s, Inc. (Class A)	763	13,284
J.C. Penney Co., Inc. (a)(b)	5,605	36,320
Sears Holdings Corp. (a)(b)	509	16,787
The Bon-Ton Stores, Inc. (b)	313	2,319
Tuesday Morning Corp. (a)(b)	826	17,924

		206,675

OIL, GAS & CONSUMABLE FUELS — 2.9%
Abraxas Petroleum Corp. (a)(b)	1,670	4,910
Adams Resources & Energy, Inc.	53	2,647
Alon USA Energy, Inc.	451	5,714
Alpha Natural Resources, Inc. (a)(b)	4,481	7,483
American Eagle Energy Corp. (a)	422	263
Amyris, Inc. (a)(b)	532	1,096
Antero Resources Corp. (a)(b)	971	39,403
Apco Oil and Gas International, Inc. (a)	141	1,978
Approach Resources, Inc. (a)(b)	677	4,326
Arch Coal, Inc. (b)	4,332	7,711
Ardmore Shipping Corp.	317	3,794
Bill Barrett Corp. (a)	986	11,231
Bonanza Creek Energy, Inc. (a)	611	14,664
BPZ Resources, Inc. (a)(b)	2,344	677
California Resources Corp. (a)	5,500	30,305
Callon Petroleum Co. (a)	842	4,589
Carrizo Oil & Gas, Inc. (a)	829	34,486
Cheniere Energy, Inc. (a)	4,228	297,651
Clayton Williams Energy, Inc. (a)	116	7,401
Clean Energy Fuels Corp. (a)(b)	1,363	6,808
Cloud Peak Energy, Inc. (a)	1,209	11,099
Cobalt International Energy, Inc. (a)	6,504	57,821
Comstock Resources, Inc. (b)	883	6,013
Concho Resources, Inc. (a)	2,059	205,385
Contango Oil & Gas Co. (a)	256	7,485
Continental Resources, Inc. (a)(b)	1,588	60,916
CVR Energy, Inc. (b)	241	9,329
Delek US Holdings, Inc.	1,077	29,381
DHT Holdings, Inc.	1,267	9,262
Diamondback Energy, Inc. (a)	743	44,417
Dorian LPG, Ltd. (a)	106	1,472
Eclipse Resources Corp. (a)(b)	528	3,712
Emerald Oil, Inc. (a)(b)	1,241	1,489
Energen Corp.	1,306	83,271
Energy XXI, Ltd. (b)	1,834	5,979
EP Energy Corp. (Class A) (a)(b)	665	6,943
Evolution Petroleum Corp.	389	2,890
EXCO Resources, Inc. (b)	2,778	6,028
Frontline, Ltd. (a)(b)	1,067	2,678
FX Energy, Inc. (a)(b)	1,057	1,638
GasLog, Ltd. (b)	758	15,425
Gastar Exploration, Inc. (a)	1,218	2,935
Golar LNG, Ltd. (b)	941	34,318
Goodrich Petroleum Corp. (a)(b)	627	2,784
Green Plains, Inc. (b)	643	15,934
Gulfport Energy Corp. (a)	1,491	62,234
Halcon Resources Corp. (a)(b)	4,837	8,610
Hallador Energy Co. (b)	177	1,949
Harvest Natural Resources, Inc. (a)	845	1,529
HollyFrontier Corp.	3,492	130,880
Isramco, Inc. (a)	19	2,622
Jones Energy, Inc. (Class A) (a)(b)	190	2,168
Kosmos Energy, Ltd. (a)	2,051	17,208
Laredo Petroleum, Inc. (a)(b)	1,473	15,246
Magnum Hunter Resources Corp. (a)(b)	3,493	10,968
Matador Resources Co. (a)(b)	1,395	28,221
Memorial Resource Development Corp. (a)	950	17,129
Midstates Petroleum Co., Inc. (a)(b)	687	1,037
Miller Energy Resources, Inc. (a)(b)	603	754
Navios Maritime Acquisition Corp.	1,478	5,365
Nordic American Tanker Shipping, Ltd. (b)	1,752	17,643
Northern Oil and Gas, Inc. (a)(b)	1,290	7,289
Oasis Petroleum, Inc. (a)(b)	1,847	30,549
Pacific Ethanol, Inc. (a)	422	4,359
Panhandle Oil & Gas, Inc. (Class A) (b)	310	7,217
Parsley Energy, Inc. (Class A) (a)(b)	950	15,162
PBF Energy, Inc.	1,296	34,525
PDC Energy, Inc. (a)	601	24,803
Peabody Energy Corp. (b)	5,068	39,226
Penn Virginia Corp. (a)(b)	1,144	7,642
PetroQuest Energy, Inc. (a)	1,133	4,237
Quicksilver Resources, Inc. (a)(b)	2,501	496
Renewable Energy Group, Inc. (a)	461	4,476
Resolute Energy Corp. (a)(b)	1,366	1,803
REX American Resources Corp. (a)	119	7,374
Rex Energy Corp. (a)(b)	910	4,641
Rice Energy, Inc. (a)(b)	950	19,922
Ring Energy, Inc. (a)	317	3,329
Rosetta Resources, Inc. (a)	1,130	25,210
RSP Permian, Inc. (a)(b)	475	11,942
Sanchez Energy Corp. (a)(b)	930	8,640
SandRidge Energy, Inc. (a)(b)	9,138	16,631
Scorpio Tankers, Inc.	2,839	24,671
SemGroup Corp.(Class A)	731	49,993
Ship Finance International, Ltd. (b)	1,154	16,294
SM Energy Co.	1,186	45,756
Solazyme, Inc. (a)(b)	1,414	3,648
Stone Energy Corp. (a)	981	16,559
Swift Energy Co. (a)(b)	919	3,722
Synergy Resources Corp. (a)(b)	1,008	12,640
Targa Resources Corp.	700	74,235
Teekay Corp.	839	42,697
Teekay Tankers, Ltd. (b)	1,296	6,558
TransAtlantic Petroleum, Ltd. (a)	422	2,275
Triangle Petroleum Corp. (a)(b)	1,285	6,142
Ultra Petroleum Corp. (a)(b)	2,854	37,559
VAALCO Energy, Inc. (a)	1,130	5,153
W&T Offshore, Inc. (b)	677	4,969
Warren Resources, Inc. (a)	1,432	2,306

See accompanying notes to financial statements.

200

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Western Refining, Inc.	928	$35,060
Westmoreland Coal Co. (a)	223	7,406
Whiting Petroleum Corp. (a)	2,924	96,492
World Fuel Services Corp.	1,312	61,572
WPX Energy, Inc. (a)	3,685	42,857

		2,317,341

PAPER & FOREST PRODUCTS — 0.4%
Boise Cascade Co. (a)	745	27,677
Clearwater Paper Corp. (a)	329	22,553
Deltic Timber Corp.	228	15,595
Domtar Corp.	1,106	44,483
KapStone Paper and Packaging Corp.	1,577	46,222
Louisiana-Pacific Corp. (a)(b)	2,649	43,867
Neenah Paper, Inc.	299	18,021
P.H. Glatfelter Co.	826	21,121
Resolute Forest Products, Inc. (a)	1,239	21,819
Schweitzer-Mauduit International, Inc.	498	21,065
Wausau Paper Corp.	683	7,766

		290,189

PERSONAL PRODUCTS — 0.2%
Coty, Inc. (Class A) (a)	1,140	23,552
Elizabeth Arden, Inc. (a)(b)	535	11,444
Herbalife, Ltd. (b)	1,384	52,177
IGI Laboratories, Inc. (a)(b)	634	5,579
Inter Parfums, Inc.	294	8,070
Medifast, Inc. (a)	209	7,012
Nature’s Sunshine Products, Inc.	228	3,379
Nu Skin Enterprises, Inc. (Class A) (b)	1,047	45,754
Nutraceutical International Corp. (a)	147	3,169
Revlon, Inc. (Class A) (a)	228	7,789
Synutra International, Inc. (a)(b)	389	2,365
The Female Health Co. (b)	461	1,807
USANA Health Sciences, Inc. (a)	155	15,902

		187,999

PHARMACEUTICALS — 1.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	460	3,096
Achaogen, Inc. (a)	100	1,305
Aerie Pharmaceuticals, Inc. (a)(b)	190	5,546
Akorn, Inc. (a)(b)	1,128	40,834
Alimera Sciences, Inc. (a)	389	2,155
Amphastar Pharmaceuticals, Inc. (a)	100	1,161
Ampio Pharmaceuticals, Inc. (a)(b)	522	1,791
ANI Pharmaceuticals, Inc. (a)	106	5,977
Aratana Therapeutics, Inc. (a)	412	7,342
Auxilium Pharmaceuticals, Inc. (a)(b)	883	30,362
AVANIR Pharmaceuticals, Inc. (Class A) (a)	3,399	57,613
Bio-Path Holdings, Inc. (a)(b)	950	2,527
BioDelivery Sciences International, Inc. (a)	608	7,308
Catalent, Inc. (a)	845	23,559
Cempra, Inc. (a)	304	7,147
Corcept Therapeutics, Inc. (a)(b)	1,059	3,177
DepoMed, Inc. (a)	1,138	18,333
Dermira, Inc. (a)	100	1,811
Endo International PLC (a)	2,757	198,835
Endocyte, Inc. (a)(b)	603	3,793
Horizon Pharma PLC (a)(b)	1,067	13,754
Impax Laboratories, Inc. (a)	1,261	39,949
Intersect ENT, Inc. (a)	100	1,855
Intra-Cellular Therapies, Inc. (a)	317	5,595
Jazz Pharmaceuticals PLC (a)(b)	1,096	179,448
Lannett Co., Inc. (a)(b)	497	21,311
Nektar Therapeutics (a)(b)	2,356	36,518
Omeros Corp. (a)(b)	608	15,066
Pacira Pharmaceuticals, Inc. (a)(b)	620	54,969
Pain Therapeutics, Inc. (a)	528	1,072
Pernix Therapeutics Holdings (a)(b)	353	3,315
Phibro Animal Health Corp. (Class A)	317	10,001
Pozen, Inc. (a)	527	4,216
Prestige Brands Holdings, Inc. (a)	975	33,852
Relypsa, Inc. (a)	306	9,425
Repros Therapeutics, Inc. (a)	465	4,636
Revance Therapeutics, Inc. (a)(b)	95	1,609
Sagent Pharmaceuticals, Inc. (a)	389	9,768
Salix Pharmaceuticals, Ltd. (a)	1,094	125,744
Sciclone Pharmaceuticals, Inc. (a)	1,054	9,233
Sucampo Pharmaceuticals, Inc. (Class A) (a)(b)	309	4,413
Supernus Pharmaceuticals, Inc. (a)	304	2,523
Tetraphase Pharmaceuticals, Inc. (a)(b)	439	17,433
The Medicines Co. (a)	1,235	34,172
TherapeuticsMD, Inc. (a)(b)	1,600	7,120
Theravance Biopharma, Inc. (a)(b)	435	6,490
Theravance, Inc. (b)	1,527	21,607
VIVUS, Inc. (a)(b)	2,048	5,898
XenoPort, Inc. (a)	919	8,060
Zogenix, Inc. (a)	1,439	1,971
ZS Pharma, Inc. (a)	106	4,406

		1,119,101

PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp.	983	16,652
Barrett Business Services, Inc. (b)	152	4,165
CBIZ, Inc. (a)	755	6,463
CDI Corp.	309	5,472
CRA International, Inc. (a)	233	7,065
Exponent, Inc.	269	22,192
Franklin Covey Co. (a)	141	2,730
FTI Consulting, Inc. (a)	747	28,857
GP Strategies Corp. (a)	217	7,363
Heidrick & Struggles International, Inc.	385	8,874
Hill International, Inc. (a)	300	1,152
Huron Consulting Group, Inc. (a)	451	30,844
ICF International, Inc. (a)	375	15,367
IHS, Inc. (Class A) (a)	1,180	134,378
Insperity, Inc.	456	15,454
Kelly Services, Inc. (Class A)	527	8,970
Kforce, Inc.	527	12,717
Korn/Ferry International (a)	886	25,481
ManpowerGroup, Inc.	1,389	94,688
Mistras Group, Inc. (a)	299	5,481
Navigant Consulting, Inc. (a)	978	15,032
On Assignment, Inc. (a)	1,007	33,422
Paylocity Holding Corp. (a)(b)	211	5,509
Pendrell Corp. (a)	3,259	4,497
Resources Connection, Inc.	636	10,462

See accompanying notes to financial statements.

201

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

RPX Corp. (a)	1,006	$13,863
The Advisory Board Co. (a)	674	33,013
The Corporate Executive Board Co.	579	41,995
Towers Watson & Co. (Class A)	1,164	131,730
TriNet Group, Inc. (a)	317	9,916
TrueBlue, Inc. (a)	737	16,398
Verisk Analytics, Inc. (Class A) (a)	2,944	188,563
VSE Corp.	76	5,008
WageWorks, Inc. (a)	654	42,229

		1,006,002

REAL ESTATE INVESTMENT TRUSTS — 9.6%
Acadia Realty Trust	1,051	33,664
AG Mortgage Investment Trust, Inc.	617	11,458
Agree Realty Corp.	313	9,731
Alexander’s, Inc.	44	19,236
Alexandria Real Estate Equities, Inc.	1,314	116,604
Altisource Residential Corp.	1,108	21,495
American Assets Trust, Inc.	684	27,230
American Campus Communities, Inc.	1,925	79,618
American Capital Agency Corp.	6,285	137,202
American Capital Mortgage Investment Corp.	829	15,618
American Homes 4 Rent (Class A)	2,629	44,772
American Realty Capital Healthcare Trust, Inc.	3,168	37,699
American Realty Capital Properties, Inc.	16,100	145,705
American Residential Properties, Inc. (a)(b)	626	10,999
AmREIT, Inc.	388	10,298
Annaly Capital Management, Inc.	16,879	182,462
Anworth Mortgage Asset Corp.	2,335	12,259
Apollo Commercial Real Estate Finance, Inc. (b)	763	12,483
Apollo Residential Mortgage, Inc.	693	10,929
Ares Commercial Real Estate Corp.	408	4,684
Armada Hoffler Properties, Inc.	378	3,587
ARMOUR Residential REIT, Inc.	6,536	24,052
Ashford Hospitality Prime, Inc.	458	7,859
Ashford Hospitality Trust, Inc.	1,235	12,943
Associated Estates Realty Corp.	953	22,119
Aviv REIT, Inc.	334	11,516
BioMed Realty Trust, Inc.	3,423	73,731
Brandywine Realty Trust	3,321	53,070
Brixmor Property Group, Inc.	855	21,238
Camden Property Trust	1,471	108,619
Campus Crest Communities, Inc. (b)	1,285	9,393
Capstead Mortgage Corp. (b)	1,688	20,729
CareTrust REIT, Inc.	507	6,251
Catchmark Timber Trust, Inc. (Class A)	190	2,151
CBL & Associates Properties, Inc.	2,982	57,910
Cedar Realty Trust, Inc.	1,437	10,548
Chambers Street Properties	4,125	33,247
Chatham Lodging Trust	575	16,658
Chesapeake Lodging Trust	988	36,763
Chimera Investment Corp.	18,124	57,634
Colony Financial, Inc.	1,990	47,402
Columbia Property Trust, Inc.	2,223	56,353
CorEnergy Infrastructure Trust, Inc.	634	4,108
Coresite Realty Corp.	370	14,449
Corporate Office Properties Trust	1,651	46,839
Corrections Corp. of America	2,076	75,442
Cousins Properties, Inc.	4,101	46,833
CubeSmart	2,841	62,701
CyrusOne, Inc.	609	16,778
CYS Investments, Inc. (b)	2,794	24,364
DCT Industrial Trust, Inc.	1,452	51,778
DDR Corp.	5,297	97,253
DiamondRock Hospitality Co.	3,627	53,933
Digital Realty Trust, Inc.	2,380	157,794
Douglas Emmett, Inc.	2,552	72,477
Duke Realty Corp.	5,890	118,978
DuPont Fabros Technology, Inc. (b)	1,103	36,664
Dynex Capital, Inc. (b)	1,146	9,455
EastGroup Properties, Inc.	506	32,040
Education Realty Trust, Inc.	861	31,504
Empire State Realty Trust, Inc. (Class A) (b)	1,615	28,392
EPR Properties	1,051	60,569
Equity Commonwealth	2,258	57,963
Equity Lifestyle Properties, Inc.	1,498	77,222
Equity One, Inc.	1,114	28,251
Excel Trust, Inc.	991	13,269
Extra Space Storage, Inc.	2,091	122,616
Federal Realty Investment Trust	1,241	165,624
FelCor Lodging Trust, Inc.	2,099	22,711
First Industrial Realty Trust, Inc.	1,913	39,331
First Potomac Realty Trust	1,022	12,632
Franklin Street Properties Corp.	1,522	18,675
Gaming and Leisure Properties, Inc.	1,552	45,536
Getty Realty Corp.	535	9,742
Gladstone Commercial Corp.	314	5,391
Glimcher Realty Trust	2,650	36,411
Government Properties Income Trust	1,265	29,108
Gramercy Property Trust, Inc. (b)	3,270	22,563
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	304	4,326
Hatteras Financial Corp.	1,652	30,446
Healthcare Realty Trust, Inc.	1,707	46,635
Healthcare Trust of America, Inc. (Class A)	2,101	56,601
Hersha Hospitality Trust	3,494	24,563
Highwoods Properties, Inc.	1,615	71,512
Home Properties, Inc.	1,033	67,765
Hospitality Properties Trust	2,647	82,057
Hudson Pacific Properties, Inc.	919	27,625
Inland Real Estate Corp.	1,452	15,899
Invesco Mortgage Capital, Inc.	2,231	34,491
Investors Real Estate Trust	2,051	16,757
iStar Financial, Inc. (a)(b)	1,452	19,820
Kilroy Realty Corp.	1,496	103,329
Kite Realty Group Trust	566	16,267
Lamar Advertising Co. (Class A)	1,431	76,759
LaSalle Hotel Properties	1,983	80,252
Lexington Realty Trust (b)	3,839	42,152
Liberty Property Trust	2,653	99,832
LTC Properties, Inc.	579	24,995
Mack-Cali Realty Corp.	1,508	28,742
Medical Properties Trust, Inc.	3,206	44,179

See accompanying notes to financial statements.

202

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

MFA Financial, Inc.	6,468	$51,679
Mid-America Apartment Communities, Inc.	1,348	100,669
Monmouth Real Estate Investment Corp.(Class A)	829	9,177
National Health Investors, Inc.	646	45,194
National Retail Properties, Inc.	2,343	92,244
New Residential Investment Corp.	2,535	32,372
New York Mortgage Trust, Inc. (b)	1,860	14,341
New York REIT, Inc.	2,873	30,425
NorthStar Realty Finance Corp.	3,827	67,279
OMEGA Healthcare Investors, Inc.	2,211	86,384
One Liberty Properties, Inc.	223	5,278
Outfront Media, Inc.	2,386	64,040
Owens Realty Mortgage, Inc. (b)	211	3,091
Paramount Group, Inc. (a)	2,700	50,193
Parkway Properties, Inc.	1,358	24,974
Pebblebrook Hotel Trust	1,206	55,030
Pennsylvania Real Estate Investment Trust	1,163	27,284
PennyMac Mortgage Investment Trust	1,315	27,733
Physicians Realty Trust	902	14,973
Piedmont Office Realty Trust, Inc. (Class A)	2,823	53,185
Post Properties, Inc.	952	55,949
Potlatch Corp.	744	31,151
PS Business Parks, Inc.	378	30,066
QTS Realty Trust, Inc. (Class A)	185	6,260
RAIT Financial Trust (b)	1,450	11,122
Ramco-Gershenson Properties Trust	1,428	26,761
Rayonier, Inc.	2,277	63,619
Realty Income Corp. (b)	3,949	188,407
Redwood Trust, Inc.	1,470	28,959
Regency Centers Corp.	1,681	107,214
Resource Capital Corp.	2,583	13,018
Retail Opportunity Investments Corp.	1,688	28,342
Retail Properties of America, Inc. (Class A)	4,168	69,564
Rexford Industrial Realty, Inc.	802	12,599
RLJ Lodging Trust	2,310	77,454
Rouse Properties, Inc.	667	12,353
Ryman Hospitality Properties (b)	776	40,926
Sabra Healthcare REIT, Inc.	966	29,337
Saul Centers, Inc.	152	8,693
Select Income REIT (b)	684	16,696
Senior Housing Properties Trust	3,656	80,834
Silver Bay Realty Trust Corp.	726	12,023
SL Green Realty Corp.	1,725	205,309
Sovran Self Storage, Inc.	598	52,158
Spirit Realty Capital, Inc.	7,048	83,801
STAG Industrial, Inc.	1,031	25,259
Starwood Property Trust, Inc. (b)	3,911	90,892
Starwood Waypoint Residential Trust (b)	749	19,751
STORE Capital Corp.	500	10,805
Strategic Hotels & Resorts, Inc. (a)	4,582	60,620
Summit Hotel Properties, Inc.	1,470	18,287
Sun Communities, Inc.	874	52,842
Sunstone Hotel Investors, Inc.	3,609	59,585
Tanger Factory Outlet Centers, Inc.	1,648	60,910
Taubman Centers, Inc.	1,074	82,075
Terreno Realty Corp.	554	11,429
The Geo Group, Inc.	1,285	51,863
Trade Street Residential, Inc.	211	1,623
Two Harbors Investment Corp.	6,422	64,348
UDR, Inc.	4,429	136,502
UMH Properties, Inc.	304	2,903
Universal Health Realty Income Trust	223	10,731
Urstadt Biddle Properties, Inc. (Class A)	537	11,750
Washington Prime Group, Inc.	2,851	49,094
Washington Real Estate Investment Trust	1,177	32,556
Weingarten Realty Investors	2,141	74,764
Western Asset Mortgage Capital Corp. (b)	774	11,378
Whitestone REIT	389	5,878
WP Carey, Inc.	1,789	125,409

		7,621,733

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Alexander & Baldwin, Inc.	831	32,625
Altisource Asset Management Corp. (a)	26	8,063
Altisource Portfolio Solutions SA (a)(b)	269	9,090
AV Homes, Inc. (a)	237	3,453
Consolidated-Tomoka Land Co.	65	3,627
Forest City Enterprises, Inc. (Class A) (a)	2,891	61,578
Forestar Group, Inc. (a)	679	10,457
Jones Lang LaSalle, Inc.	758	113,647
Kennedy-Wilson Holdings, Inc.	1,336	33,801
Marcus & Millichap, Inc. (a)	95	3,159
RE/MAX Holdings, Inc. (Class A)	190	6,507
Realogy Holdings Corp. (a)(b)	2,644	117,632
Tejon Ranch Co. (a)	309	9,103
The Howard Hughes Corp. (a)	731	95,337
The St. Joe Co. (a)(b)	1,160	21,332

		529,411

ROAD & RAIL — 1.3%
AMERCO, Inc.	141	40,081
ArcBest Corp.	435	20,171
Avis Budget Group, Inc. (a)	1,824	120,986
Celadon Group, Inc.	373	8,463
Con-way, Inc.	1,033	50,803
FRP Holdings, Inc. (a)	157	6,156
Genesee & Wyoming, Inc. (Class A) (a)	956	85,963
Heartland Express, Inc. (b)	905	24,444
Hertz Global Holdings, Inc. (a)	7,995	199,395
J.B. Hunt Transport Services, Inc. (b)	1,595	134,379
Knight Transportation, Inc.	1,022	34,400
Landstar System, Inc.	837	60,708
Marten Transport, Ltd.	451	9,859
Old Dominion Freight Line, Inc. (a)	1,093	84,860
Quality Distribution, Inc. (a)	462	4,916
Roadrunner Transportation Systems, Inc. (a)	491	11,465
Saia, Inc. (a)	446	24,691
Swift Transportation Co. (a)	1,565	44,806
Universal Truckload Services, Inc.	65	1,853
USA Truck, Inc. (a)	100	2,840
Werner Enterprises, Inc.	807	25,138

See accompanying notes to financial statements.

203

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

YRC Worldwide, Inc. (a)	522	$11,740

		1,008,117

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	750	17,775
Advanced Micro Devices, Inc. (a)(b)	11,686	31,202
Alpha & Omega Semiconductor, Ltd. (a)	385	3,407
Ambarella, Inc. (a)(b)	486	24,650
Amkor Technology, Inc. (a)	1,285	9,124
Applied Micro Circuits Corp. (a)(b)	1,366	8,906
Atmel Corp. (a)	7,386	62,005
Audience, Inc. (a)(b)	237	1,043
Axcelis Technologies, Inc. (a)	2,203	5,640
Brooks Automation, Inc.	1,172	14,943
Cabot Microelectronics Corp. (a)	451	21,341
Cascade Microtech, Inc. (a)	211	3,083
Cavium, Inc. (a)(b)	975	60,275
CEVA, Inc. (a)	456	8,272
Cirrus Logic, Inc. (a)(b)	1,187	27,978
Cohu, Inc.	541	6,438
Cree, Inc. (a)(b)	2,185	70,401
Cypress Semiconductor Corp. (a)(b)	2,955	42,197
Diodes, Inc. (a)	669	18,444
DSP Group, Inc. (a)	375	4,076
Entegris, Inc. (a)	2,594	34,267
Entropic Communications, Inc. (a)	1,822	4,610
Exar Corp. (a)	755	7,701
Fairchild Semiconductor International, Inc. (a)	2,266	38,250
Formfactor, Inc. (a)	1,054	9,064
Freescale Semiconductor, Ltd. (a)(b)	1,962	49,501
Inphi Corp. (a)	532	9,831
Integrated Device Technology, Inc. (a)	2,353	46,119
Integrated Silicon Solution, Inc.	522	8,650
International Rectifier Corp. (a)	1,256	50,114
Intersil Corp. (Class A)	2,371	34,308
IXYS Corp.	446	5,620
Kopin Corp. (a)	1,372	4,967
Lattice Semiconductor Corp. (a)	2,352	16,205
M/A-COM Technology Solutions Holdings, Inc. (a)	233	7,288
Marvell Technology Group, Ltd.	7,176	104,052
Maxim Integrated Products, Inc.	5,003	159,446
MaxLinear, Inc. (Class A) (a)	451	3,342
Micrel, Inc.	902	13,088
Microsemi Corp. (a)	1,709	48,501
MKS Instruments, Inc.	959	35,099
Monolithic Power Systems, Inc.	663	32,978
Nanometrics, Inc. (a)(b)	451	7,586
NVE Corp. (a)(b)	71	5,026
OmniVision Technologies, Inc. (a)	1,054	27,404
ON Semiconductor Corp. (a)	7,768	78,690
PDF Solutions, Inc. (a)	537	7,980
Pericom Semiconductor Corp. (a)	449	6,079
Photronics, Inc. (a)	1,209	10,047
PMC-Sierra, Inc. (a)	3,246	29,733
Power Integrations, Inc.	493	25,508
QuickLogic Corp. (a)(b)	1,056	3,316
Rambus, Inc. (a)	1,984	22,003
RF Micro Devices, Inc. (a)(b)	5,068	84,078
Rubicon Technology, Inc. (a)(b)	385	1,759
Rudolph Technologies, Inc. (a)	689	7,048
Semtech Corp. (a)	1,261	34,766
Silicon Image, Inc. (a)	1,600	8,832
Silicon Laboratories, Inc. (a)	729	34,715
Skyworks Solutions, Inc.	3,415	248,305
Spansion, Inc. (Class A) (a)	1,097	37,539
SunEdison, Inc. (a)(b)	4,771	93,082
SunPower Corp. (a)(b)	836	21,594
Synaptics, Inc. (a)	650	44,746
Teradyne, Inc.	3,706	73,342
Tessera Technologies, Inc.	962	34,401
TriQuint Semiconductor, Inc. (a)	3,051	84,055
Ultra Clean Holdings, Inc. (a)	446	4,139
Ultratech, Inc. (a)	522	9,688
Veeco Instruments, Inc. (a)	750	26,160
Vitesse Semiconductor Corp. (a)(b)	1,056	3,992
Xcerra Corp. (a)	994	9,105

		2,248,919

SOFTWARE — 4.2%
ACI Worldwide, Inc. (a)	2,040	41,147
Activision Blizzard, Inc.	8,849	178,307
Actuate Corp. (a)	994	6,560
Advent Software, Inc.	911	27,913
American Software, Inc. (Class A)	446	4,063
Ansys, Inc. (a)	1,632	133,824
Aspen Technology, Inc. (a)	1,698	59,464
AVG Technologies NV (a)	657	12,969
Barracuda Networks, Inc. (a)	95	3,405
Blackbaud, Inc.	807	34,911
Bottomline Technologies, Inc. (a)	758	19,162
BroadSoft, Inc. (a)	522	15,148
Cadence Design Systems, Inc. (a)(b)	5,160	97,885
Callidus Software, Inc. (a)	758	12,378
CDK Global, Inc.	2,856	116,411
CommVault Systems, Inc. (a)	802	41,455
Comverse, Inc. (a)	456	8,564
Covisint Corp. (a)	577	1,529
Cyan, Inc. (a)(b)	147	368
Digimarc Corp.	157	4,263
Ebix, Inc. (b)	601	10,211
Ellie Mae, Inc. (a)(b)	532	21,450
EnerNOC, Inc. (a)(b)	532	8,219
EPIQ Systems, Inc.	598	10,214
ePlus, Inc. (a)	76	5,752
FactSet Research Systems, Inc.	754	106,126
Fair Isaac Corp.	568	41,066
FireEye, Inc. (a)(b)	1,542	48,696
FleetMatics Group PLC (a)(b)	719	25,517
Fortinet, Inc. (a)	2,419	74,167
Gigamon, Inc. (a)	401	7,110
Globant SA (a)	100	1,562
Glu Mobile, Inc. (a)(b)	1,133	4,419
Guidance Software, Inc. (a)(b)	294	2,132
Guidewire Software, Inc. (a)	1,243	62,933
HubSpot, Inc. (a)	100	3,361
Imperva, Inc. (a)	370	18,289
Infoblox, Inc. (a)	1,071	21,645

See accompanying notes to financial statements.

204

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Informatica Corp. (a)	1,935	$73,791
Interactive Intelligence Group (a)(b)	299	14,322
Jive Software, Inc. (a)	845	5,095
Kofax, Ltd. (a)	1,373	9,652
Manhattan Associates, Inc. (a)	1,396	56,845
Mavenir Systems, Inc. (a)(b)	95	1,288
Mentor Graphics Corp.	1,793	39,303
MicroStrategy, Inc. (a)	177	28,745
MobileIron, Inc. (a)	106	1,056
Model N, Inc. (a)	147	1,561
Monotype Imaging Holdings, Inc.	755	21,767
Netscout Systems, Inc. (a)(b)	670	24,482
NetSuite, Inc. (a)(b)	713	77,838
Nuance Communications, Inc. (a)	4,822	68,810
Park City Group, Inc. (a)	100	902
Paycom Software, Inc. (a)	100	2,633
Pegasystems, Inc.	579	12,026
Progress Software Corp. (a)	956	25,831
Proofpoint, Inc. (a)(b)	670	32,314
PROS Holdings, Inc. (a)(b)	456	12,531
PTC, Inc. (a)	2,098	76,892
QAD, Inc. (Class A)	160	3,619
QLIK Technologies, Inc. (a)	1,646	50,845
Quality Systems, Inc.	842	13,127
Qualys, Inc. (a)	304	11,476
Rally Software Development Corp. (a)(b)	474	5,389
RealPage, Inc. (a)	902	19,808
Rosetta Stone, Inc. (a)	228	2,225
Rovi Corp. (a)	1,645	37,161
Sapiens International Corp. NV (a)(b)	389	2,867
SeaChange International, Inc. (a)	689	4,396
ServiceNow, Inc. (a)	2,598	176,274
Silver Spring Networks, Inc. (a)(b)	646	5,446
SolarWinds, Inc. (a)	1,181	58,849
Solera Holdings, Inc.	1,181	60,444
Splunk, Inc. (a)	2,132	125,681
SS&C Technologies Holdings, Inc.	1,233	72,118
Synchronoss Technologies, Inc. (a)	613	25,660
Synopsys, Inc. (a)	2,788	121,194
Tableau Software, Inc. (Class A) (a)(b)	659	55,857
Take-Two Interactive Software, Inc. (a)	1,475	41,344
Tangoe, Inc. (a)(b)	603	7,857
TeleCommunication Systems, Inc. (Class A) (a)	994	3,101
TeleNav, Inc. (a)	385	2,568
The Rubicon Project, Inc. (a)	100	1,614
The Ultimate Software Group, Inc. (a)	541	79,427
TiVo, Inc. (a)	1,769	20,945
Tyler Technologies, Inc. (a)	598	65,445
Varonis Systems, Inc. (a)(b)	95	3,119
VASCO Data Security International, Inc. (a)(b)	513	14,472
Verint Systems, Inc. (a)	1,009	58,805
VirnetX Holding Corp. (a)(b)	829	4,551
VMware, Inc. (Class A) (a)	1,557	128,484
Vringo, Inc. (a)(b)	1,368	753
Workday, Inc. (Class A) (a)(b)	1,656	135,146
Yodlee, Inc. (a)	100	1,220
Zendesk, Inc. (a)(b)	211	5,142
Zynga, Inc. (Class A) (a)	13,606	36,192

		3,342,900

SPECIALTY RETAIL — 3.2%
Aaron’s, Inc.	1,205	36,837
Abercrombie & Fitch Co. (Class A)	1,309	37,490
Advance Auto Parts, Inc.	1,270	202,286
Aeropostale, Inc. (a)(b)	1,594	3,698
America’s Car-Mart, Inc. (a)	147	7,847
American Eagle Outfitters, Inc. (b)	3,412	47,359
ANN, Inc. (a)	800	29,184
Asbury Automotive Group, Inc. (a)	501	38,036
Ascena Retail Group, Inc. (a)	2,475	31,086
Barnes & Noble, Inc. (a)	739	17,160
bebe stores, inc. (b)	677	1,483
Big 5 Sporting Goods Corp.	389	5,691
Boot Barn Holdings, Inc. (a)	100	1,820
Brown Shoe Co., Inc.	826	26,556
Build-A-Bear Workshop, Inc. (a)	211	4,241
Cabela’s, Inc. (a)(b)	928	48,915
Chico’s FAS, Inc.	2,812	45,582
Christopher & Banks Corp. (a)	766	4,374
Citi Trends, Inc. (a)	297	7,499
Conn’s, Inc. (a)(b)	456	8,523
CST Brands, Inc.	1,395	60,836
Destination Maternity Corp.	313	4,992
Destination XL Group, Inc. (a)(b)	831	4,537
Dick’s Sporting Goods, Inc.	1,763	87,533
DSW, Inc. (Class A)	1,385	51,660
Express, Inc. (a)	1,541	22,637
Five Below, Inc. (a)(b)	1,017	41,524
Foot Locker, Inc.	2,565	144,102
Francesca’s Holdings Corp. (a)	718	11,991
Genesco, Inc. (a)	446	34,172
GNC Holdings, Inc. (Class A)	1,598	75,042
Group 1 Automotive, Inc. (b)	461	41,315
Guess?, Inc.	1,126	23,736
Haverty Furniture Cos., Inc.	375	8,254
hhgregg, Inc. (a)(b)	218	1,650
Hibbett Sports, Inc. (a)(b)	427	20,680
Kirkland’s, Inc. (a)	309	7,305
Lithia Motors, Inc. (Class A)	356	30,862
Lumber Liquidators Holdings, Inc. (a)(b)	525	34,813
MarineMax, Inc. (a)	451	9,042
Mattress Firm Holding Corp. (a)	281	16,320
Monro Muffler Brake, Inc. (b)	501	28,958
Murphy USA, Inc. (a)	845	58,187
New York & Co., Inc. (a)	613	1,618
Office Depot, Inc. (a)	9,471	81,214
Outerwall, Inc. (a)(b)	327	24,597
Pacific Sunwear of California, Inc. (a)(b)	905	1,973
Penske Automotive Group, Inc.	729	35,772
Pep Boys-Manny, Moe & Jack (a)	1,059	10,399
Pier 1 Imports, Inc.	1,682	25,903
Rent-A-Center, Inc.	935	33,959
Restoration Hardware Holdings, Inc. (a)(b)	597	57,318
Sally Beauty Holdings, Inc. (a)	2,938	90,314

See accompanying notes to financial statements.

205

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Sears Hometown and Outlet Stores, Inc. (a)	147	$1,933
Select Comfort Corp. (a)	941	25,435
Shoe Carnival, Inc.	304	7,810
Signet Jewelers, Ltd.	1,488	195,776
Sonic Automotive, Inc. (Class A)	750	20,280
Sportsman’s Warehouse Holdings, Inc. (a)	100	732
Stage Stores, Inc.	489	10,122
Stein Mart, Inc.	522	7,632
Systemax, Inc. (a)	228	3,078
The Buckle, Inc. (b)	522	27,415
The Cato Corp. (Class A)	525	22,144
The Children’s Place, Inc. (b)	351	20,007
The Container Store Group, Inc. (a)(b)	285	5,452
The Finish Line, Inc. (Class A)	883	21,466
The Men’s Wearhouse, Inc.	840	37,086
The Michaels Cos., Inc. (a)	422	10,436
Tile Shop Holdings, Inc. (a)(b)	380	3,374
Tilly’s, Inc. (Class A) (a)(b)	233	2,258
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,145	146,377
Vitamin Shoppe, Inc. (a)(b)	506	24,581
West Marine, Inc. (a)	389	5,026
Williams-Sonoma, Inc.	1,717	129,943
Zumiez, Inc. (a)	361	13,945

		2,531,190

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a)	1,983	65,181
Cray, Inc. (a)(b)	750	25,860
Diebold, Inc. (b)	1,195	41,395
Dot Hill Systems Corp. (a)	1,161	5,132
Eastman Kodak Co. (a)	317	6,882
Electronics for Imaging, Inc. (a)	802	34,350
Immersion Corp. (a)(b)	522	4,943
Intevac, Inc. (a)	317	2,463
Lexmark International, Inc. (Class A) (b)	1,101	45,438
NCR Corp. (a)	2,961	86,284
Nimble Storage, Inc. (a)(b)	190	5,225
QLogic Corp. (a)	1,528	20,353
Quantum Corp. (a)(b)	4,332	7,624
Silicon Graphics International Corp. (a)(b)	684	7,784
Stratasys, Ltd. (a)(b)	904	75,132
Super Micro Computer, Inc. (a)	598	20,858
Violin Memory, Inc. (a)(b)	1,479	7,084

		461,988

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	965	84,254
Columbia Sportswear Co.	526	23,428
Crocs, Inc. (a)	1,620	20,234
Culp, Inc.	147	3,187
Deckers Outdoor Corp. (a)(b)	579	52,712
G-III Apparel Group, Ltd. (a)(b)	340	34,343
Hanesbrands, Inc.	1,736	193,772
Iconix Brand Group, Inc. (a)(b)	837	28,282
Kate Spade & Co. (a)	2,314	74,071
Movado Group, Inc.	366	10,384
Oxford Industries, Inc.	213	11,760
Perry Ellis International, Inc. (a)	223	5,782
Quiksilver, Inc. (a)(b)	2,646	5,848
Sequential Brands Group, Inc. (a)	317	4,143
Skechers U.S.A., Inc. (Class A) (a)	653	36,078
Steven Madden, Ltd. (a)	1,061	33,772
Tumi Holdings, Inc. (a)(b)	991	23,517
Unifi, Inc. (a)	304	9,038
Vera Bradley, Inc. (a)	461	9,395
Vince Holding Corp. (a)(b)	190	4,967
Wolverine World Wide, Inc. (b)	1,758	51,808

		720,775

THRIFTS & MORTGAGE FINANCE — 1.0%
Anchor BanCorp Wisconsin, Inc. (a)	100	3,444
Astoria Financial Corp.	1,531	20,454
Bank Mutual Corp.	902	6,188
BankFinancial Corp.	459	5,444
BBX Capital Corp. (Class A) (a)	152	2,500
Beneficial Mutual Bancorp, Inc. (a)	493	6,049
Berkshire Hills Bancorp, Inc.	437	11,650
BofI Holding, Inc. (a)(b)	223	17,352
Brookline Bancorp, Inc.	1,448	14,524
Capitol Federal Financial, Inc.	2,452	31,337
Charter Financial Corp.	454	5,198
Clifton Bancorp, Inc.	459	6,238
Dime Community Bancshares	693	11,282
ESB Financial Corp.	218	4,129
Essent Group, Ltd. (a)	802	20,619
EverBank Financial Corp. (b)	1,584	30,191
Federal Agricultural Mortgage Corp. (Class C)	233	7,069
First Defiance Financial Corp.	137	4,666
First Financial Northwest, Inc.	298	3,588
Flagstar Bancorp, Inc. (a)	375	5,899
Fox Chase Bancorp, Inc.	223	3,717
Franklin Financial Corp. (a)(b)	231	4,893
Home Loan Servicing Solutions, Ltd. (b)	1,334	26,040
HomeStreet, Inc.	218	3,795
Kearny Financial Corp. (a)	309	4,249
Ladder Capital Corp. (Class A) (a)	285	5,589
Meridian Bancorp, Inc. (a)	358	4,017
Meta Financial Group, Inc.	65	2,278
MGIC Investment Corp. (a)(b)	6,229	58,054
Nationstar Mortgage Holdings, Inc. (a)(b)	434	12,235
New York Community Bancorp, Inc.	7,859	125,744
NMI Holdings, Inc. (Class A) (a)(b)	950	8,674
Northfield Bancorp, Inc.	828	12,254
Northwest Bancshares, Inc.	1,598	20,023
OceanFirst Financial Corp.	309	5,296
Ocwen Financial Corp. (a)(b)	1,733	26,168
Oritani Financial Corp.	905	13,937
PennyMac Financial Services, Inc. (Class A) (a)	218	3,771
Provident Financial Services, Inc.	1,016	18,349
Radian Group, Inc. (b)	3,509	58,671
Stonegate Mortgage Corp. (a)(b)	190	2,272

See accompanying notes to financial statements.

206

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Territorial Bancorp, Inc.	233	$5,021
TFS Financial Corp.	1,414	21,047
Tree.com, Inc. (a)	157	7,589
TrustCo Bank Corp. NY	1,893	13,743
United Community Financial Corp.	845	4,538
United Financial Bancorp, Inc.	886	12,723
Walker & Dunlop, Inc. (a)	294	5,157
Washington Federal, Inc.	1,826	40,446
Waterstone Financial, Inc.	587	7,719
WSFS Financial Corp.	152	11,687

		767,517

TOBACCO — 0.1%
22nd Century Group, Inc. (a)	300	495
Alliance One International, Inc. (a)	1,736	2,743
Universal Corp. (b)	451	19,835
Vector Group, Ltd.	1,337	28,491

		51,564

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Aceto Corp.	525	11,393
Air Lease Corp.	1,811	62,135
Aircastle, Ltd.	1,150	24,576
Applied Industrial Technologies, Inc.	725	33,053
Beacon Roofing Supply, Inc. (a)	886	24,631
CAI International, Inc. (a)	289	6,705
DXP Enterprises, Inc. (a)	193	9,752
GATX Corp.	836	48,103
General Finance Corp. (a)	100	986
H&E Equipment Services, Inc.	608	17,079
HD Supply Holdings, Inc. (a)	1,874	55,264
Houston Wire & Cable Co.	385	4,601
Kaman Corp.	527	21,127
MRC Global, Inc. (a)	1,920	29,088
MSC Industrial Direct Co., Inc. (Class A)	846	68,737
Neff Corp. (Class A) (a)	100	1,127
NOW, Inc. (a)(b)	1,906	49,041
Rush Enterprises, Inc. (Class A) (a)	579	18,557
Stock Building Supply Holdings, Inc. (a)	190	2,911
TAL International Group, Inc. (a)	582	25,358
Textainer Group Holdings, Ltd.	401	13,762
Titan Machinery, Inc. (a)(b)	389	5,423
Veritiv Corp. (a)	106	5,498
Watsco, Inc.	437	46,759
WESCO International, Inc. (a)(b)	742	56,548

		642,214

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Wesco Aircraft Holdings, Inc. (a)(b)	836	11,687

WATER UTILITIES — 0.4%
American States Water Co.	750	28,245
American Water Works Co., Inc.	3,145	167,628
Aqua America, Inc.	3,176	84,799
Artesian Resources Corp. (Class A)	152	3,434
California Water Service Group	794	19,540
Connecticut Water Service, Inc.	228	8,274
Middlesex Water Co.	299	6,895
SJW Corp.	299	9,604
York Water Co.	218	5,060

		333,479

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Boingo Wireless, Inc. (a)	380	2,915
Leap Wireless International, Inc. (a)(c)	1,110	2,797
NTELOS Holdings Corp.	304	1,274
RingCentral, Inc. (Class A) (a)(b)	507	7,564
SBA Communications Corp. (Class A) (a)	2,280	252,533
Shenandoah Telecommunications Co. (b)	446	13,937
Spok Holdings, Inc.	461	8,003
Sprint Corp. (a)(b)	13,426	55,718
T-Mobile US, Inc. (a)	4,757	128,154
Telephone & Data Systems, Inc.	1,620	40,905
US Cellular Corp. (a)	257	10,236

		524,036

TOTAL COMMON STOCKS —
(Cost $61,229,131)		79,164,742

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (a)	1,038	42

MEDIA — 0.0% (d)
Liberty Broadband Corp. (expiring 01/9/15) (a)	263	2,498

PHARMACEUTICALS — 0.0% (d)
Furiex Pharmaceuticals (expiring 07/2/16) (a)(c)	149	1,456

TOTAL RIGHTS —
(Cost $3,763)		3,996

WARRANTS — 0.0% (d)
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Tejon Ranch Co. (expiring 08/31/16) (a) (Cost $285)	48	84

SHORT TERM INVESTMENTS — 11.7%
MONEY MARKET FUNDS — 11.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,064,087	9,064,087
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	260,794	260,794

TOTAL SHORT TERM INVESTMENT —
(Cost $9,324,881)		9,324,881

TOTAL INVESTMENTS — 111.4% (h)
(Cost $70,558,060)		88,493,703
OTHER ASSETS & LIABILITIES — (11.4)%		(9,066,050)

NET ASSETS — 100.0%		$79,427,653

See accompanying notes to financial statements.

207

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

208

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 1.0%
BE Aerospace, Inc. (a)	14,746	$855,563
Esterline Technologies Corp. (a)	4,200	460,656
Huntington Ingalls Industries, Inc.	4,691	527,550

		1,843,769

AIRLINES — 1.4%
Alaska Air Group, Inc.	28,812	1,721,805
JetBlue Airways Corp. (a)	53,800	853,268

		2,575,073

AUTO COMPONENTS — 0.6%
Gentex Corp.	32,091	1,159,448

AUTOMOBILES — 0.1%
Thor Industries, Inc.	4,376	244,487

BANKS — 1.9%
East West Bancorp, Inc.	14,830	574,069
First Horizon National Corp.	26,300	357,154
PacWest Bancorp	9,789	445,008
Signature Bank (a)	10,994	1,384,804
SVB Financial Group (a)	6,640	770,705

		3,531,740

BIOTECHNOLOGY — 1.4%
Cubist Pharmaceuticals, Inc. (a)	11,875	1,195,219
United Therapeutics Corp. (a)	10,382	1,344,365

		2,539,584

BUILDING PRODUCTS — 1.2%
A.O. Smith Corp.	10,920	615,997
Fortune Brands Home & Security, Inc.	22,883	1,035,913
Lennox International, Inc. (b)	6,168	586,392

		2,238,302

CAPITAL MARKETS — 1.9%
Eaton Vance Corp.	14,247	583,130
Federated Investors, Inc. (Class B) (b)	10,979	361,538
Janus Capital Group, Inc. (b)	17,400	280,662
Raymond James Financial, Inc.	13,000	744,770
SEI Investments Co.	28,563	1,143,663
Waddell & Reed Financial, Inc. (Class A)	8,600	428,452

		3,542,215

CHEMICALS — 3.3%
Ashland, Inc.	6,800	814,368
Cytec Industries, Inc.	15,825	730,640
Minerals Technologies, Inc.	7,584	526,709
NewMarket Corp. (b)	1,669	673,492
PolyOne Corp.	11,167	423,341
RPM International, Inc.	19,309	979,159
Sensient Technologies Corp.	5,500	331,870
The Scotts Miracle-Gro Co. (Class A)	4,622	288,043
Valspar Corp.	16,724	1,446,291

		6,213,913

COMMERCIAL SERVICES & SUPPLIES — 1.5%
Copart, Inc. (a)	24,957	910,681
Deluxe Corp.	6,739	419,503
HNI Corp.	5,631	287,519
MSA Safety, Inc.	3,173	168,454
Rollins, Inc.	9,804	324,512
Waste Connections, Inc.	16,036	705,424

		2,816,093

COMMUNICATIONS EQUIPMENT — 1.3%
Arris Group, Inc. (a)	28,913	872,884
InterDigital, Inc. (b)	8,097	428,331
Plantronics, Inc.	6,545	347,016
Riverbed Technology, Inc. (a)	34,056	695,083

		2,343,314

CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	11,011	837,166

CONSUMER FINANCE — 0.2%
SLM Corp.	43,598	444,264

CONTAINERS & PACKAGING — 0.9%
Packaging Corp. of America	21,577	1,684,085

DISTRIBUTORS — 1.0%
LKQ Corp. (a)	66,447	1,868,490

DIVERSIFIED CONSUMER SERVICES — 0.7%
DeVry Education Group, Inc.	5,900	280,073
Service Corp. International	45,606	1,035,256

		1,315,329

DIVERSIFIED FINANCIAL SERVICES — 1.0%
CBOE Holdings, Inc.	18,450	1,170,099
MSCI, Inc.	16,481	781,859

		1,951,958

ELECTRIC UTILITIES — 0.3%
IDACORP, Inc.	5,000	330,950
PNM Resources, Inc.	7,900	234,077

		565,027

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	9,502	1,330,945
Hubbell, Inc. (Class B)	5,438	580,942

		1,911,887

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Belden, Inc.	4,927	388,297
Cognex Corp. (a)	19,129	790,601
FEI Co.	4,310	389,408
IPG Photonics Corp. (a)(b)	5,200	389,584
Keysight Technologies, Inc. (a)	25,684	867,349
Mettler-Toledo International, Inc. (a)	6,295	1,903,986
National Instruments Corp.	12,163	378,148
Trimble Navigation, Ltd. (a)	33,509	889,329
Zebra Technologies Corp. (Class A) (a)	11,177	865,211

		6,861,913

ENERGY EQUIPMENT & SERVICES — 1.3%
Dresser-Rand Group, Inc. (a)	16,832	1,376,857
Dril-Quip, Inc. (a)	4,012	307,841
Oceaneering International, Inc.	13,544	796,523

		2,481,221

See accompanying notes to financial statements.

209

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 0.1%
SUPERVALU, Inc. (a)	21,262	$206,241

FOOD PRODUCTS — 1.8%
Hain Celestial Group, Inc. (a)(b)	22,088	1,287,510
Lancaster Colony Corp.	2,069	193,741
Post Holdings, Inc. (a)(b)	4,800	201,072
TreeHouse Foods, Inc. (a)	4,100	350,673
WhiteWave Foods Co. (Class A) (a)	38,255	1,338,542

		3,371,538

GAS UTILITIES — 1.3%
National Fuel Gas Co. (b)	8,313	578,003
Questar Corp.	18,420	465,657
UGI Corp.	37,800	1,435,644

		2,479,304

HEALTH CARE EQUIPMENT & SUPPLIES — 5.1%
Align Technology, Inc. (a)	15,855	886,453
Hill-Rom Holdings, Inc.	6,565	299,495
Hologic, Inc. (a)	53,170	1,421,766
IDEXX Laboratories, Inc. (a)	10,476	1,553,277
ResMed, Inc. (b)	21,423	1,200,973
Sirona Dental Systems, Inc. (a)	12,097	1,056,915
STERIS Corp.	13,014	843,958
Teleflex, Inc.	5,828	669,171
The Cooper Cos., Inc.	10,558	1,711,346

		9,643,354

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Centene Corp. (a)	12,800	1,329,280
Henry Schein, Inc. (a)	12,552	1,708,955
HMS Holdings Corp. (a)	10,023	211,886
LifePoint Hospitals, Inc. (a)	4,900	352,359
MEDNAX, Inc. (a)	21,987	1,453,561
Omnicare, Inc.	12,683	924,971
VCA, Inc. (a)	18,485	901,513

		6,882,525

HOTELS, RESTAURANTS & LEISURE — 2.0%
Brinker International, Inc.	13,887	815,028
Domino’s Pizza, Inc.	11,997	1,129,758
International Game Technology	26,017	448,793
Life Time Fitness, Inc. (a)	3,800	215,156
Panera Bread Co. (Class A) (a)(b)	3,865	675,602
The Cheesecake Factory, Inc.	5,121	257,638
The Wendy’s Co.	31,882	287,894

		3,829,869

HOUSEHOLD DURABLES — 2.3%
Jarden Corp. (a)	23,118	1,106,890
KB Home	8,600	142,330
NVR, Inc. (a)	881	1,123,566
Tempur Sealy International, Inc. (a)	13,372	734,256
Toll Brothers, Inc. (a)	35,537	1,217,853

		4,324,895

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	29,339	2,312,206
Energizer Holdings, Inc.	7,196	925,118

		3,237,324

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	6,712	605,691

INSURANCE — 2.6%
Alleghany Corp. (a)	1,700	787,950
Arthur J. Gallagher & Co.	23,031	1,084,299
Brown & Brown, Inc.	16,582	545,714
Primerica, Inc.	11,600	629,416
Protective Life Corp.	8,100	564,165
RenaissanceRe Holdings, Ltd.	8,404	817,037
W.R. Berkley Corp.	9,800	502,348

		4,930,929

INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.	7,100	539,600

INTERNET SOFTWARE & SERVICES — 2.3%
AOL, Inc. (a)	8,900	410,913
Equinix, Inc.	12,024	2,726,201
Rackspace Hosting, Inc. (a)(b)	26,102	1,221,835

		4,358,949

IT SERVICES — 3.6%
Broadridge Financial Solutions, Inc.	17,843	823,990
CoreLogic, Inc. (a)	10,216	322,723
DST Systems, Inc.	3,420	321,993
Gartner, Inc. (a)	19,261	1,621,969
Global Payments, Inc.	14,765	1,191,978
Jack Henry & Associates, Inc.	11,991	745,121
VeriFone Systems, Inc. (a)	24,800	922,560
WEX, Inc. (a)	8,483	839,138

		6,789,472

LEISURE PRODUCTS — 1.6%
Brunswick Corp.	20,329	1,042,065
Polaris Industries, Inc. (b)	13,418	2,029,338

		3,071,403

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Bio-Techne Corp.	5,327	492,215
Charles River Laboratories International, Inc. (a)	10,305	655,810
Covance, Inc. (a)	12,370	1,284,501

		2,432,526

MACHINERY — 4.3%
CLARCOR, Inc.	6,606	440,224
Donaldson Co., Inc.	13,697	529,115
Graco, Inc.	8,835	708,390
IDEX Corp.	10,441	812,727
ITT Corp.	20,084	812,599
Lincoln Electric Holdings, Inc.	8,539	589,960
Nordson Corp.	12,817	999,213
Trinity Industries, Inc. (b)	34,161	956,850
Wabtec Corp.	21,048	1,828,861
Woodward, Inc.	8,076	397,581

		8,075,520

MARINE — 0.3%
Kirby Corp. (a)	7,467	602,886

MEDIA — 1.3%
AMC Networks, Inc. (Class A) (a)	12,967	826,906
Cinemark Holdings, Inc.	11,894	423,188

See accompanying notes to financial statements.

210

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

John Wiley & Sons, Inc. (Class A)	5,200	$308,048
Live Nation Entertainment, Inc. (a)	31,658	826,590

		2,384,732

METALS & MINING — 0.5%
Cliffs Natural Resources, Inc. (b)	9,400	67,116
Compass Minerals International, Inc.	4,212	365,728
Royal Gold, Inc. (b)	9,100	570,570

		1,003,414

MULTI-UTILITIES — 0.2%
Vectren Corp.	9,800	453,054

MULTILINE RETAIL — 0.1%
Big Lots, Inc.	5,600	224,112

OIL, GAS & CONSUMABLE FUELS — 0.1%
California Resources Corp. (a)	41,400	228,114

PHARMACEUTICALS — 1.6%
Endo International PLC (a)	20,244	1,459,997
Salix Pharmaceuticals, Ltd. (a)	13,922	1,600,195

		3,060,192

PROFESSIONAL SERVICES — 0.3%
The Corporate Executive Board Co.	7,388	535,852

REAL ESTATE INVESTMENT TRUSTS — 13.9%
Alexandria Real Estate Equities, Inc.	10,700	949,518
American Campus Communities, Inc.	15,900	657,624
BioMed Realty Trust, Inc.	22,100	476,034
Camden Property Trust	18,900	1,395,576
Corporate Office Properties Trust	13,000	368,810
Duke Realty Corp.	74,968	1,514,354
Equity One, Inc.	11,319	287,050
Extra Space Storage, Inc.	24,196	1,418,853
Federal Realty Investment Trust	14,950	1,995,227
Highwoods Properties, Inc.	13,415	594,016
Home Properties, Inc.	6,600	432,960
Hospitality Properties Trust	21,100	654,100
Kilroy Realty Corp.	18,382	1,269,645
Lamar Advertising Co. (Class A)	17,544	941,060
LaSalle Hotel Properties	24,535	992,931
Mid-America Apartment Communities, Inc.	10,369	774,357
National Retail Properties, Inc.	17,100	673,227
OMEGA Healthcare Investors, Inc.	27,952	1,092,085
Potlatch Corp.	5,023	210,313
Realty Income Corp. (b)	48,800	2,328,248
Regency Centers Corp.	20,479	1,306,151
Senior Housing Properties Trust	21,508	475,542
SL Green Realty Corp.	13,300	1,582,966
Tanger Factory Outlet Centers, Inc.	14,948	552,478
Taubman Centers, Inc.	9,735	743,949
UDR, Inc.	56,005	1,726,074
Weingarten Realty Investors	24,533	856,692

		26,269,840

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Alexander & Baldwin, Inc.	9,947	390,519
Jones Lang LaSalle, Inc.	9,800	1,469,314

		1,859,833

ROAD & RAIL — 2.3%
Genesee & Wyoming, Inc. (Class A) (a)	7,269	653,629
J.B. Hunt Transport Services, Inc. (b)	20,276	1,708,253
Landstar System, Inc.	9,776	709,053
Old Dominion Freight Line, Inc. (a)	14,872	1,154,662
Werner Enterprises, Inc.	4,900	152,635

		4,378,232

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Cypress Semiconductor Corp. (a)(b)	14,282	203,947
Integrated Device Technology, Inc. (a)	22,803	446,939
International Rectifier Corp. (a)	9,700	387,030
RF Micro Devices, Inc. (a)(b)	113,464	1,882,368
Semtech Corp. (a)	7,347	202,557
Silicon Laboratories, Inc. (a)	5,900	280,958
Skyworks Solutions, Inc.	41,819	3,040,659
SunEdison, Inc. (a)(b)	33,168	647,108
TriQuint Semiconductor, Inc. (a)	8,319	229,188

		7,320,754

SOFTWARE — 6.5%
ACI Worldwide, Inc. (a)	25,188	508,042
Advent Software, Inc.	5,731	175,598
Ansys, Inc. (a)	12,672	1,039,104
Cadence Design Systems, Inc. (a)(b)	64,202	1,217,912
CDK Global, Inc.	23,545	959,694
CommVault Systems, Inc. (a)	5,163	266,876
FactSet Research Systems, Inc.	8,511	1,197,923
Fair Isaac Corp.	7,046	509,426
Fortinet, Inc. (a)	30,389	931,727
Informatica Corp. (a)	12,667	483,056
PTC, Inc. (a)	25,494	934,355
Rovi Corp. (a)	9,800	221,382
SolarWinds, Inc. (a)	14,439	719,495
Solera Holdings, Inc.	8,790	449,872
Synopsys, Inc. (a)	22,231	966,382
The Ultimate Software Group, Inc. (a)(b)	6,205	910,987
Tyler Technologies, Inc. (a)	7,200	787,968

		12,279,799

SPECIALTY RETAIL — 4.3%
Advance Auto Parts, Inc.	15,954	2,541,153
Foot Locker, Inc.	31,200	1,752,816
Signet Jewelers, Ltd.	17,598	2,315,369
Williams-Sonoma, Inc.	18,734	1,417,789

		8,027,127

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a)	13,342	438,552

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Carter’s, Inc.	11,573	1,010,439
Deckers Outdoor Corp. (a)(b)	7,579	689,992
Hanesbrands, Inc.	21,934	2,448,273
Kate Spade & Co. (a)	13,910	445,259

		4,593,963

See accompanying notes to financial statements.

211

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.4%
GATX Corp.	4,900	$281,946
MSC Industrial Direct Co., Inc. (Class A)	5,921	481,081

		763,027

WATER UTILITIES — 0.3%
Aqua America, Inc.	22,493	600,564

TOTAL COMMON STOCKS —
(Cost $163,348,856)		188,772,465

SHORT TERM INVESTMENTS — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	13,679,118	13,679,118
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	711,931	711,931

TOTAL SHORT TERM INVESTMENT —
(Cost $14,391,049)		14,391,049

TOTAL INVESTMENTS — 107.6% (f)
(Cost $177,739,905)		203,163,514
OTHER ASSETS & LIABILITIES — (7.6)%		(14,277,918)

NET ASSETS — 100.0%		$188,885,596

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

212

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.5%
Alliant Techsystems, Inc.	4,196	$487,785
BE Aerospace, Inc. (a)	5,000	290,100
Esterline Technologies Corp. (a)	1,596	175,049
Exelis, Inc.	24,638	431,904
Huntington Ingalls Industries, Inc.	3,528	396,759
KLX, Inc. (a)	6,900	284,625
Triumph Group, Inc.	6,704	450,643

		2,516,865

AUTOMOBILES — 0.2%
Thor Industries, Inc.	3,495	195,266

BANKS — 8.1%
Associated Banc-Corp.	20,000	372,600
BancorpSouth, Inc.	11,300	254,363
Bank of Hawaii Corp. (b)	5,810	344,591
Cathay General Bancorp	9,800	250,782
City National Corp.	6,300	509,103
Commerce Bancshares, Inc.	10,904	474,215
Cullen/Frost Bankers, Inc.	7,275	513,906
East West Bancorp, Inc.	10,000	387,100
First Horizon National Corp.	15,216	206,633
First Niagara Financial Group, Inc.	46,640	393,175
FirstMerit Corp.	21,771	411,254
Fulton Financial Corp.	24,425	301,893
Hancock Holding Co.	10,737	329,626
International Bancshares Corp.	8,063	213,992
PacWest Bancorp	6,900	313,674
Prosperity Bancshares, Inc.	7,876	436,016
SVB Financial Group (a)	2,700	313,389
Synovus Financial Corp.	18,000	487,620
TCF Financial Corp.	22,017	349,850
Trustmark Corp.	8,846	217,081
Umpqua Holdings Corp.	28,600	486,486
Valley National Bancorp (b)	28,987	281,464
Webster Financial Corp.	11,896	386,977

		8,235,790

BIOTECHNOLOGY — 0.3%
Cubist Pharmaceuticals, Inc. (a)	2,900	291,885

BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	3,400	191,794
Fortune Brands Home & Security, Inc.	7,100	321,417
Lennox International, Inc. (b)	2,094	199,077

		712,288

CAPITAL MARKETS — 1.4%
Eaton Vance Corp.	7,040	288,147
Federated Investors, Inc. (Class B)	5,752	189,413
Janus Capital Group, Inc. (b)	8,923	143,928
Raymond James Financial, Inc.	8,809	504,668
Waddell & Reed Financial, Inc. (Class A)	5,800	288,956

		1,415,112

CHEMICALS — 2.7%
Albemarle Corp. (b)	10,312	620,060
Ashland, Inc.	4,306	515,687
Cabot Corp.	8,458	370,968
NewMarket Corp. (b)	402	162,219
Olin Corp.	10,349	235,647
PolyOne Corp.	5,285	200,354
RPM International, Inc.	5,939	301,167
Sensient Technologies Corp.	3,012	181,744
The Scotts Miracle-Gro Co. (Class A)	3,101	193,254

		2,781,100

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Clean Harbors, Inc. (a)(b)	7,157	343,894
Deluxe Corp.	2,500	155,625
Herman Miller, Inc.	7,882	231,967
HNI Corp.	2,500	127,650
MSA Safety, Inc.	2,279	120,992
R.R. Donnelley & Sons Co. (b)	26,358	442,946
Rollins, Inc.	2,492	82,485
Waste Connections, Inc.	6,744	296,669

		1,802,228

COMMUNICATIONS EQUIPMENT — 1.0%
Ciena Corp. (a)(b)	14,000	271,740
JDS Uniphase Corp. (a)	30,538	418,981
Plantronics, Inc.	1,651	87,536
Polycom, Inc. (a)	18,013	243,176

		1,021,433

CONSTRUCTION & ENGINEERING — 1.1%
Aecom Technology Corp. (a)	20,239	614,659
Granite Construction, Inc.	4,708	178,998
KBR, Inc.	19,097	323,694

		1,117,351

CONSUMER FINANCE — 0.3%
SLM Corp.	29,500	300,605

CONTAINERS & PACKAGING — 3.3%
AptarGroup, Inc. (b)	8,549	571,415
Bemis Co., Inc.	13,131	593,653
Greif, Inc. (Class A)	4,461	210,693
Rock-Tenn Co. (Class A)	18,433	1,124,044
Silgan Holdings, Inc.	5,767	309,111
Sonoco Products Co.	13,353	583,526

		3,392,442

DIVERSIFIED CONSUMER SERVICES — 1.5%
Apollo Education Group, Inc. (a)	12,714	433,675
DeVry Education Group, Inc.	4,037	191,636
Graham Holdings Co. (Class B)	600	518,226
Sotheby’s (b)	8,100	349,758

		1,493,295

DIVERSIFIED FINANCIAL SERVICES — 0.2%
MSCI, Inc.	4,900	232,456

ELECTRIC UTILITIES — 3.4%
Cleco Corp.	7,932	432,611
Great Plains Energy, Inc.	20,288	576,382
Hawaiian Electric Industries, Inc.	13,540	453,319
IDACORP, Inc. (b)	3,527	233,452
OGE Energy Corp.	26,219	930,250
PNM Resources, Inc.	5,741	170,106

See accompanying notes to financial statements.

213

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Westar Energy, Inc.	17,189	$708,875

		3,504,995

ELECTRICAL EQUIPMENT — 0.8%
Hubbell, Inc. (Class B)	3,881	414,607
Regal-Beloit Corp.	5,866	441,123

		855,730

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Arrow Electronics, Inc. (a)	12,784	740,066
Avnet, Inc.	18,049	776,468
Belden, Inc.	2,700	212,787
FEI Co.	2,800	252,980
Ingram Micro, Inc. (Class A) (a)	20,507	566,814
IPG Photonics Corp. (a)(b)	1,500	112,380
Itron, Inc. (a)	5,337	225,702
Jabil Circuit, Inc.	25,462	555,835
Keysight Technologies, Inc. (a)	6,632	223,963
Knowles Corp. (a)(b)	11,204	263,854
National Instruments Corp.	6,024	187,286
Tech Data Corp. (a)	5,002	316,276
Trimble Navigation, Ltd. (a)	14,000	371,560
Vishay Intertechnology, Inc. (b)	17,900	253,285

		5,059,256

ENERGY EQUIPMENT & SERVICES — 3.0%
Atwood Oceanics, Inc. (a)	8,199	232,605
CARBO Ceramics, Inc. (b)	2,600	104,130
Dril-Quip, Inc. (a)	2,800	214,844
Helix Energy Solutions Group, Inc. (a)	12,887	279,648
Oceaneering International, Inc.	5,700	335,217
Oil States International, Inc. (a)	7,000	342,300
Patterson-UTI Energy, Inc.	19,300	320,187
Rowan Cos. PLC (Class A)	16,456	383,754
Superior Energy Services, Inc.	20,052	404,048
Tidewater, Inc. (b)	6,529	211,605
Unit Corp. (a)	6,107	208,249

		3,036,587

FOOD & STAPLES RETAILING — 0.6%
SUPERVALU, Inc. (a)	14,400	139,680
United Natural Foods, Inc. (a)	6,527	504,700

		644,380

FOOD PRODUCTS — 2.1%
Dean Foods Co. (b)	12,328	238,916
Flowers Foods, Inc.	24,367	467,603
Ingredion, Inc.	9,508	806,659
Lancaster Colony Corp.	1,328	124,354
Post Holdings, Inc. (a)	2,975	124,623
Tootsie Roll Industries, Inc.	2,670	81,835
TreeHouse Foods, Inc. (a)	3,124	267,196

		2,111,186

GAS UTILITIES — 2.1%
Atmos Energy Corp.	13,185	734,932
National Fuel Gas Co. (b)	6,053	420,865
ONE Gas, Inc.	6,874	283,346
Questar Corp.	11,994	303,208
WGL Holdings, Inc.	6,533	356,833

		2,099,184

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Halyard Health, Inc. (a)	6,104	277,549
Hill-Rom Holdings, Inc.	3,617	165,008
ResMed, Inc. (b)	5,549	311,077
Teleflex, Inc.	1,898	217,928
Thoratec Corp. (a)	7,279	236,276

		1,207,838

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Community Health Systems, Inc. (a)	15,317	825,892
Health Net, Inc. (a)	10,273	549,914
Henry Schein, Inc. (a)	3,573	486,464
HMS Holdings Corp. (a)	5,509	116,460
LifePoint Hospitals, Inc. (a)	3,015	216,809
Omnicare, Inc.	5,330	388,717
Owens & Minor, Inc.	8,335	292,642
WellCare Health Plans, Inc. (a)	5,817	477,343

		3,354,241

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	22,291	284,656

HOTELS, RESTAURANTS & LEISURE — 1.0%
International Game Technology	16,984	292,974
International Speedway Corp. (Class A)	3,568	112,927
Life Time Fitness, Inc. (a)	2,397	135,718
Panera Bread Co. (Class A) (a)(b)	1,000	174,800
The Cheesecake Factory, Inc.	2,935	147,660
The Wendy’s Co.	17,000	153,510

		1,017,589

HOUSEHOLD DURABLES — 1.1%
Jarden Corp. (a)	9,700	464,436
KB Home (b)	6,841	113,218
M.D.C. Holdings, Inc. (b)	5,031	133,171
Tupperware Brands Corp. (b)	6,600	415,800

		1,126,625

HOUSEHOLD PRODUCTS — 0.5%
Energizer Holdings, Inc.	3,807	489,428

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	4,424	399,222

INSURANCE — 7.4%
Alleghany Corp. (a)	1,096	507,996
American Financial Group, Inc.	9,682	587,891
Arthur J. Gallagher & Co.	7,404	348,580
Aspen Insurance Holdings, Ltd.	8,197	358,783
Brown & Brown, Inc.	5,634	185,415
Everest Re Group, Ltd.	5,918	1,007,835
First American Financial Corp.	14,096	477,854
HCC Insurance Holdings, Inc.	12,763	683,076
Kemper Corp.	6,756	243,959
Mercury General Corp.	5,002	283,463
Old Republic International Corp.	32,000	468,160
Protective Life Corp.	5,477	381,473
Reinsurance Group of America, Inc.	9,040	792,085
StanCorp Financial Group, Inc.	5,582	389,959
The Hanover Insurance Group, Inc.	5,821	415,154

See accompanying notes to financial statements.

214

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

W.R. Berkley Corp.	7,505	$384,706

		7,516,389

INTERNET SOFTWARE & SERVICES — 0.2%
AOL, Inc. (a)	4,898	226,141

IT SERVICES — 2.1%
Acxiom Corp. (a)	10,100	204,727
Broadridge Financial Solutions, Inc.	5,100	235,518
Convergys Corp. (b)	13,201	268,904
CoreLogic, Inc. (a)	5,700	180,063
DST Systems, Inc.	1,830	172,295
Jack Henry & Associates, Inc.	3,600	223,704
Leidos Holdings, Inc.	8,225	357,952
NeuStar, Inc. (Class A) (a)(b)	7,200	200,160
Science Applications International Corp.	5,365	265,728

		2,109,051

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Bio-Rad Laboratories, Inc. (Class A) (a)	2,744	330,817
Bio-Techne Corp.	1,708	157,819

		488,636

MACHINERY — 5.1%
AGCO Corp. (b)	11,013	497,788
CLARCOR, Inc.	2,618	174,463
Crane Co.	6,515	382,430
Donaldson Co., Inc.	8,589	331,793
Graco, Inc.	2,500	200,450
Harsco Corp.	10,622	200,650
IDEX Corp.	4,200	326,928
Kennametal, Inc.	10,468	374,650
Lincoln Electric Holdings, Inc.	5,100	352,359
Oshkosh Corp.	10,527	512,139
SPX Corp.	5,381	462,335
Terex Corp.	14,300	398,684
Timken Co.	9,862	420,910
Valmont Industries, Inc. (b)	3,292	418,084
Woodward, Inc.	2,855	140,552

		5,194,215

MARINE — 0.2%
Kirby Corp. (a)	3,000	242,220

MEDIA — 1.4%
Cinemark Holdings, Inc.	6,607	235,077
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	9,500	212,135
John Wiley & Sons, Inc. (Class A)	3,001	177,779
Meredith Corp. (b)	4,793	260,356
The New York Times Co. (Class A) (b)	17,940	237,167
Time, Inc.	14,404	354,482

		1,476,996

METALS & MINING — 3.2%
Carpenter Technology Corp.	7,056	347,508
Cliffs Natural Resources, Inc. (b)	14,516	103,644
Commercial Metals Co.	15,613	254,336
Compass Minerals International, Inc.	1,882	163,414
Reliance Steel & Aluminum Co.	10,298	630,959
Royal Gold, Inc. (b)	3,121	195,687
Steel Dynamics, Inc.	31,653	624,830
TimkenSteel Corp.	5,081	188,149
United States Steel Corp. (b)	19,180	512,873
Worthington Industries, Inc.	6,700	201,603

		3,223,003

MULTI-UTILITIES — 2.1%
Alliant Energy Corp.	14,613	970,596
Black Hills Corp.	5,909	313,413
MDU Resources Group, Inc.	25,600	601,600
Vectren Corp.	5,014	231,797

		2,117,406

MULTILINE RETAIL — 0.4%
Big Lots, Inc.	3,697	147,954
J.C. Penney Co., Inc. (a)(b)	40,122	259,990

		407,944

OIL, GAS & CONSUMABLE FUELS — 4.0%
California Resources Corp. (a)	14,929	82,259
Energen Corp.	9,662	616,049
Gulfport Energy Corp. (a)	11,300	471,662
HollyFrontier Corp.	25,813	967,471
Peabody Energy Corp. (b)	35,768	276,844
Rosetta Resources, Inc. (a)	8,100	180,711
SM Energy Co.	8,900	343,362
Western Refining, Inc.	9,662	365,030
World Fuel Services Corp.	9,492	445,460
WPX Energy, Inc. (a)	26,817	311,882

		4,060,730

PAPER & FOREST PRODUCTS — 0.6%
Domtar Corp.	8,459	340,221
Louisiana-Pacific Corp. (a)(b)	18,737	310,285

		650,506

PHARMACEUTICALS — 0.6%
Endo International PLC (a)	8,100	584,172

PROFESSIONAL SERVICES — 1.9%
FTI Consulting, Inc. (a)	5,450	210,534
ManpowerGroup, Inc.	10,384	707,877
Towers Watson & Co. (Class A)	9,200	1,041,164

		1,959,575

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Alexandria Real Estate Equities, Inc.	2,990	265,333
American Campus Communities, Inc.	4,305	178,055
BioMed Realty Trust, Inc.	12,753	274,700
Corporate Office Properties Trust	4,416	125,282
Corrections Corp. of America	15,363	558,291
Equity One, Inc.	3,311	83,967
Highwoods Properties, Inc.	3,949	174,862
Home Properties, Inc.	3,530	231,568
Hospitality Properties Trust	7,135	221,185
Liberty Property Trust	19,611	737,962
Mack-Cali Realty Corp.	11,000	209,660
Mid-America Apartment Communities, Inc.	3,663	273,553
National Retail Properties, Inc. (b)	7,098	279,448
Potlatch Corp.	2,307	96,594
Rayonier, Inc.	16,654	465,313
Senior Housing Properties Trust	13,693	302,752

See accompanying notes to financial statements.

215

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SL Green Realty Corp.	4,707	$560,227
Tanger Factory Outlet Centers, Inc.	3,639	134,497
Taubman Centers, Inc.	2,506	191,508
Washington Prime Group, Inc.	20,485	352,752

		5,717,509

ROAD & RAIL — 0.7%
Con-way, Inc.	7,629	375,194
Genesee & Wyoming, Inc. (Class A) (a)	2,400	215,808
Werner Enterprises, Inc.	2,985	92,983

		683,985

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Micro Devices, Inc. (b)	82,697	220,801
Atmel Corp. (a)	55,018	461,876
Cree, Inc. (a)	15,700	505,854
Cypress Semiconductor Corp. (a)(b)	10,546	150,597
Fairchild Semiconductor International, Inc. (a)	15,613	263,548
Integrated Device Technology, Inc. (a)	5,840	114,464
International Rectifier Corp. (a)	3,577	142,722
Intersil Corp. (Class A)	17,107	247,538
Semtech Corp. (a)	4,689	129,276
Silicon Laboratories, Inc. (a)	1,618	77,049
SunEdison, Inc. (a)(b)	13,316	259,795
Teradyne, Inc.	28,522	564,450

		3,137,970

SOFTWARE — 2.0%
Advent Software, Inc.	2,400	73,536
Ansys, Inc. (a)	4,500	369,000
CDK Global, Inc.	6,977	284,383
CommVault Systems, Inc. (a)	2,600	134,394
Informatica Corp. (a)	6,700	255,504
Mentor Graphics Corp.	12,900	282,768
Rovi Corp. (a)	6,565	148,303
Solera Holdings, Inc.	3,722	190,492
Synopsys, Inc. (a)	7,202	313,071

		2,051,451

SPECIALTY RETAIL — 4.3%
Aaron’s, Inc.	8,545	261,221
Abercrombie & Fitch Co. (Class A)	9,433	270,161
American Eagle Outfitters, Inc. (b)	23,037	319,754
ANN, Inc. (a)	6,023	219,719
Ascena Retail Group, Inc. (a)	17,987	225,917
Cabela’s, Inc. (a)(b)	6,236	328,699
Chico’s FAS, Inc.	20,153	326,680
CST Brands, Inc.	10,224	445,869
Dick’s Sporting Goods, Inc.	12,890	639,988
Guess?, Inc.	8,406	177,198
Murphy USA, Inc. (a)	5,667	390,230
Office Depot, Inc. (a)	63,883	547,797
Rent-A-Center, Inc.	6,976	253,368

		4,406,601

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
3D Systems Corp. (a)	5,800	190,646
Diebold, Inc. (b)	8,526	295,341
Lexmark International, Inc. (Class A) (b)	8,179	337,547
NCR Corp. (a)	22,172	646,092

		1,469,626

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Kate Spade & Co. (a)	8,400	268,884

THRIFTS & MORTGAGE FINANCE — 1.3%
Astoria Financial Corp.	12,205	163,059
New York Community Bancorp, Inc. (b)	58,281	932,496
Washington Federal, Inc.	12,900	285,735

		1,381,290

TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp.	2,804	161,342
MSC Industrial Direct Co., Inc. (Class A)	3,015	244,969
NOW, Inc. (a)(b)	14,091	362,561
Watsco, Inc.	3,645	390,015

		1,158,887

WATER UTILITIES — 0.2%
Aqua America, Inc.	9,795	261,527

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	12,902	325,776

TOTAL COMMON STOCKS —
(Cost $98,583,708)		101,819,523

SHORT TERM INVESTMENTS — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,426,559	8,426,559
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	255,796	255,796

TOTAL SHORT TERM INVESTMENT —
(Cost $8,682,355)		8,682,355

TOTAL INVESTMENTS — 108.4% (f)
(Cost $107,266,063)		110,501,878
OTHER ASSETS & LIABILITIES — (8.4)%		(8,597,034)

NET ASSETS — 100.0%		$101,904,844

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

216

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.7%
AAR Corp.	18,924	$525,709
Aerovironment, Inc. (a)	10,227	278,686
American Science & Engineering, Inc. (b)	4,062	210,818
Cubic Corp.	10,870	572,197
Curtiss-Wright Corp.	24,257	1,712,301
Engility Holdings, Inc. (a)	8,740	374,072
GenCorp, Inc. (a)(b)	29,350	537,105
Moog, Inc. (Class A) (a)	20,568	1,522,649
National Presto Industries, Inc. (b)	2,518	146,145
Orbital Sciences Corp. (a)	30,463	819,150
Taser International, Inc. (a)(b)	26,690	706,751
Teledyne Technologies, Inc. (a)	18,425	1,892,984

		9,298,567

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	12,648	623,546
Forward Air Corp.	15,236	767,437
HUB Group, Inc. (Class A) (a)	17,405	662,783
UTI Worldwide, Inc. (a)(b)	45,826	553,120

		2,606,886

AIRLINES — 0.4%
Allegiant Travel Co.	6,870	1,032,767
SkyWest, Inc.	26,034	345,732

		1,378,499

AUTO COMPONENTS — 0.6%
Dorman Products, Inc. (a)(b)	15,332	740,075
Drew Industries, Inc. (a)	11,796	602,422
Standard Motor Products, Inc.	10,410	396,829
Superior Industries International, Inc.	11,801	233,542

		1,972,868

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	13,458	292,846

BANKS — 7.9%
Bank of the Ozarks, Inc.	32,666	1,238,695
Banner Corp.	9,809	421,983
BBCN Bancorp, Inc.	39,714	571,087
Boston Private Financial Holdings, Inc.	42,205	568,501
Cardinal Financial Corp.	16,242	322,079
Central Pacific Financial Corp.	14,100	303,150
City Holding Co.	7,591	353,209
Columbia Banking System, Inc.	27,139	749,308
Community Bank System, Inc. (b)	20,652	787,461
CVB Financial Corp.	48,122	770,914
F.N.B. Corp. (b)	87,862	1,170,322
First BanCorp- Puerto Rico (a)	52,023	305,375
First Commonwealth Financial Corp.	45,726	421,594
First Financial Bancorp	30,643	569,653
First Financial Bankshares, Inc. (b)	32,057	957,863
First Midwest Bancorp, Inc.	37,617	643,627
Glacier Bancorp, Inc. (b)	37,999	1,055,232
Hanmi Financial Corp.	15,884	346,430
Home Bancshares, Inc.	29,776	957,596
Independent Bank Corp.-Massachusetts	11,981	512,907
LegacyTexas Financial Group, Inc.	18,163	433,188
MB Financial, Inc. (b)	32,206	1,058,289
National Penn Bancshares, Inc.	61,848	650,950
NBT Bancorp, Inc.	21,791	572,450
OFG Bancorp	22,270	370,795
Old National Bancorp	53,512	796,259
Pinnacle Financial Partners, Inc.	16,560	654,782
PrivateBancorp, Inc.	35,633	1,190,142
S&T Bancorp, Inc.	14,890	443,871
Simmons First National Corp. (Class A)	7,912	321,623
Sterling Bancorp	41,940	603,097
Susquehanna Bancshares, Inc.	91,729	1,231,920
Texas Capital Bancshares, Inc. (a)	23,171	1,258,880
Tompkins Financial Corp.	5,845	323,229
UMB Financial Corp. (b)	19,138	1,088,761
United Bankshares, Inc. (b)	32,197	1,205,778
United Community Banks, Inc.	22,554	427,173
Westamerica Bancorporation (b)	13,187	646,427
Wilshire Bancorp, Inc.	35,160	356,171
Wintrust Financial Corp.	23,675	1,107,043

		27,767,814

BEVERAGES — 0.4%
The Boston Beer Co., Inc. (Class A) (a)(b)	4,509	1,305,536

BIOTECHNOLOGY — 0.7%
Acorda Therapeutics, Inc. (a)	20,970	857,044
Emergent Biosolutions, Inc. (a)	14,624	398,211
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	9,129	485,754
Momenta Pharmaceuticals, Inc. (a)	23,770	286,191
Repligen Corp. (a)(b)	15,361	304,148
Spectrum Pharmaceuticals, Inc. (a)(b)	28,773	199,397

		2,530,745

BUILDING PRODUCTS — 1.1%
AAON, Inc. (b)	20,941	468,869
American Woodmark Corp. (a)	6,172	249,596
Apogee Enterprises, Inc.	14,721	623,729
Gibraltar Industries, Inc. (a)	14,778	240,290
Griffon Corp.	20,958	278,741
PGT, Inc. (a)	24,223	233,268
Quanex Building Products Corp.	19,157	359,768
Simpson Manufacturing Co., Inc.	21,145	731,617
Universal Forest Products, Inc.	10,236	544,555

		3,730,433

CAPITAL MARKETS — 2.2%
Calamos Asset Management, Inc. (Class A)	8,709	116,004
Evercore Partners, Inc. (Class A)	18,284	957,533
Financial Engines, Inc. (b)	26,333	962,471
FXCM, Inc. (Class A) (b)	21,324	353,339
Greenhill & Co., Inc. (b)	13,220	576,392
HFF, Inc. (Class A)	16,413	589,555
Interactive Brokers Group, Inc. (Class A)	29,284	853,921
Investment Technology Group, Inc. (a)	17,330	360,811
Piper Jaffray Co., Inc. (a)	8,170	474,595
Stifel Financial Corp. (a)	33,349	1,701,466

See accompanying notes to financial statements.

217

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Virtus Investment Partners, Inc.	3,543	$604,046

		7,550,133

CHEMICALS — 2.5%
A. Schulman, Inc.	14,551	589,752
American Vanguard Corp. (b)	12,696	147,528
Balchem Corp.	15,532	1,035,052
Calgon Carbon Corp. (a)	26,546	551,626
Flotek Industries, Inc. (a)(b)	25,012	468,475
FutureFuel Corp.	11,302	147,152
H.B. Fuller Co.	25,191	1,121,755
Hawkins, Inc.	4,873	211,147
Innophos Holdings, Inc.	11,032	644,820
Intrepid Potash, Inc. (a)(b)	28,023	388,959
Koppers Holdings, Inc.	10,467	271,933
Kraton Performance Polymers, Inc. (a)	16,326	339,418
LSB Industries, Inc. (a)	9,912	311,633
OM Group, Inc.	15,361	457,758
Quaker Chemical Corp.	6,631	610,317
Rayonier Advanced Materials, Inc. (b)	21,265	474,210
Stepan Co.	9,562	383,245
Tredegar Corp.	12,764	287,062
Zep, Inc.	11,770	178,316

		8,620,158

COMMERCIAL SERVICES & SUPPLIES — 2.7%
ABM Industries, Inc.	26,377	755,701
Brady Corp. (Class A)	23,821	651,266
G & K Services, Inc. (Class A)	9,985	707,437
Healthcare Services Group, Inc. (b)	35,827	1,108,129
Interface, Inc.	33,058	544,465
Matthews International Corp. (Class A)	14,780	719,343
Mobile Mini, Inc. (b)	23,352	945,989
Tetra Tech, Inc.	31,281	835,203
The Brink’s Co.	24,271	592,455
UniFirst Corp.	7,829	950,832
United Stationers, Inc. (b)	19,722	831,480
US Ecology, Inc. (b)	10,789	432,855
Viad Corp.	10,223	272,545

		9,347,700

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc. (b)	27,132	591,477
Bel Fuse, Inc. (Class B)	5,499	150,343
Black Box Corp.	7,663	183,146
CalAmp Corp. (a)(b)	18,080	330,864
Comtech Telecommunications Corp.	8,240	259,725
Digi International, Inc. (a)	12,794	118,856
Harmonic, Inc. (a)	43,839	307,311
Ixia (a)	29,379	330,514
Netgear, Inc. (a)	17,318	616,174
ViaSat, Inc. (a)(b)	21,825	1,375,630

		4,264,040

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)	18,636	346,816
Comfort Systems USA, Inc.	18,523	317,114
Dycom Industries, Inc. (a)	17,036	597,793
EMCOR Group, Inc.	32,753	1,457,181
Orion Marine Group, Inc. (a)	13,820	152,711

		2,871,615

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (a)	36,677	549,788

CONSUMER FINANCE — 1.3%
Cash America International, Inc.	14,361	324,846
Encore Capital Group, Inc. (a)(b)	12,194	541,414
Enova International, Inc. (a)	13,197	293,765
Ezcorp, Inc. (Class A) (a)(b)	24,933	292,963
First Cash Financial Services, Inc. (a)	14,185	789,679
Green Dot Corp. (Class A) (a)	18,092	370,705
PRA Group, Inc. (a)(b)	25,295	1,465,339
World Acceptance Corp. (a)(b)	4,503	357,763

		4,436,474

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	12,825	225,720

DISTRIBUTORS — 0.4%
Pool Corp.	21,985	1,394,729
VOXX International Corp. (a)	9,795	85,804

		1,480,533

DIVERSIFIED CONSUMER SERVICES — 0.5%
American Public Education, Inc. (a)	8,755	322,797
Capella Education Co.	5,475	421,356
Career Education Corp. (a)	29,739	206,983
Regis Corp. (a)	22,346	374,519
Strayer Education, Inc. (a)	5,442	404,232
Universal Technical Institute, Inc.	11,193	110,139

		1,840,026

DIVERSIFIED FINANCIAL SERVICES — 0.4%
MarketAxess Holdings, Inc.	18,884	1,354,172

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
8x8, Inc. (a)	44,649	408,985
Atlantic Tele-Network, Inc.	5,154	348,359
Cincinnati Bell, Inc. (a)	106,460	339,607
Consolidated Communications Holdings, Inc. (b)	23,429	652,029
General Communication, Inc. (Class A) (a)	15,630	214,912
Lumos Networks Corp.	9,313	156,645

		2,120,537

ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	19,471	1,073,631
El Paso Electric Co.	20,528	822,352
UIL Holdings Corp. (b)	28,654	1,247,595

		3,143,578

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc.	12,865	603,626
Encore Wire Corp.	9,513	355,120
EnerSys (b)	22,900	1,413,388
Franklin Electric Co., Inc.	20,084	753,753
General Cable Corp. (b)	24,735	368,552
Powell Industries, Inc.	4,633	227,341
Vicor Corp. (a)	8,392	101,543

		3,823,323

See accompanying notes to financial statements.

218

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Agilysys, Inc. (a)	7,486	$94,249
Anixter International, Inc. (a)	13,830	1,223,402
Badger Meter, Inc. (b)	7,248	430,169
Benchmark Electronics, Inc. (a)	26,536	675,076
Checkpoint Systems, Inc. (a)	21,376	293,492
Coherent, Inc. (a)	12,740	773,573
CTS Corp.	16,693	297,636
Daktronics, Inc.	20,017	250,413
DTS, Inc. (a)	8,568	263,466
Electro Scientific Industries, Inc.	13,094	101,609
Fabrinet (a)	14,950	265,213
FARO Technologies, Inc. (a)	8,622	540,427
II-VI, Inc. (a)	25,971	354,504
Insight Enterprises, Inc. (a)	20,434	529,036
Littelfuse, Inc.	11,416	1,103,585
Mercury Computer Systems, Inc. (a)	16,233	225,963
Methode Electronics, Inc. (Class A)	19,077	696,501
MTS Systems Corp.	7,696	577,431
Newport Corp. (a)	19,842	379,181
OSI Systems, Inc. (a)	9,317	659,364
Park Electrochemical Corp.	10,708	266,950
Plexus Corp. (a)	16,850	694,388
Rofin-Sinar Technologies, Inc. (a)	14,028	403,586
Rogers Corp. (a)	9,311	758,288
Sanmina Corp. (a)	41,255	970,730
Scansource, Inc. (a)	14,263	572,802
SYNNEX Corp.	13,985	1,093,068
TTM Technologies, Inc. (a)(b)	26,501	199,553

		14,693,655

ENERGY EQUIPMENT & SERVICES — 2.0%
Basic Energy Services, Inc. (a)(b)	17,898	125,465
Bristow Group, Inc.	17,759	1,168,365
C&J Energy Services, Inc. (a)(b)	22,898	302,482
Era Group, Inc. (a)	9,899	209,364
Exterran Holdings, Inc.	34,373	1,119,872
Geospace Technologies Corp. (a)(b)	6,790	179,935
Gulf Island Fabrication, Inc.	6,621	128,381
Gulfmark Offshore, Inc. (Class A) (b)	13,154	321,221
Hornbeck Offshore Services, Inc. (a)(b)	16,078	401,468
ION Geophysical Corp. (a)(b)	65,246	179,426
Matrix Service Co. (a)	13,475	300,762
Newpark Resources, Inc. (a)(b)	41,927	399,983
Paragon Offshore PLC (b)	44,006	121,897
Pioneer Energy Services Corp. (a)	32,590	180,549
SEACOR Holdings, Inc. (a)(b)	8,982	662,961
Tesco Corp.	17,941	230,004
Tetra Technologies, Inc. (a)	40,560	270,941
US Silica Holdings, Inc. (b)	26,961	692,628

		6,995,704

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc.	19,541	1,764,943
SpartanNash Co.	18,738	489,811
The Andersons, Inc.	13,693	727,646

		2,982,400

FOOD PRODUCTS — 1.8%
B&G Foods, Inc. (b)	26,856	802,994
Cal-Maine Foods, Inc. (b)	14,963	584,006
Calavo Growers, Inc.	7,935	375,326
Darling Ingredients, Inc. (a)	83,279	1,512,347
Diamond Foods, Inc. (a)(b)	13,175	371,930
J&J Snack Foods Corp.	7,512	817,080
Sanderson Farms, Inc. (b)	10,457	878,649
Seneca Foods Corp. (Class A) (a)	3,652	98,714
Snyders-Lance, Inc.	26,449	808,017

		6,249,063

GAS UTILITIES — 2.0%
New Jersey Resources Corp.	21,342	1,306,130
Northwest Natural Gas Co. (b)	13,579	677,592
Piedmont Natural Gas Co., Inc.	39,600	1,560,636
South Jersey Industries, Inc.	17,103	1,007,880
Southwest Gas Corp.	23,503	1,452,721
The Laclede Group, Inc. (b)	21,646	1,151,567

		7,156,526

HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Abaxis, Inc. (b)	10,613	603,137
ABIOMED, Inc. (a)	18,392	700,000
Analogic Corp.	6,175	522,467
AngioDynamics, Inc. (a)	13,078	248,613
Anika Therapeutics, Inc. (a)	7,264	295,935
Cantel Medical Corp.	17,655	763,755
CONMED Corp.	13,795	620,223
CryoLife, Inc.	13,007	147,369
Cyberonics, Inc. (a)	13,415	746,947
Cynosure, Inc. (Class A) (a)	10,817	296,602
Greatbatch, Inc. (a)	12,479	615,215
Haemonetics Corp. (a)	25,680	960,946
HealthStream, Inc. (a)	10,568	311,545
ICU Medical, Inc. (a)	6,786	555,773
Integra LifeSciences Holdings Corp. (a)	12,658	686,443
Invacare Corp.	14,861	249,070
Masimo Corp. (a)	23,855	628,341
Meridian Bioscience, Inc. (b)	21,205	349,034
Merit Medical Systems, Inc. (a)	21,607	374,449
Natus Medical, Inc. (a)	16,264	586,155
Neogen Corp. (a)	18,473	916,076
NuVasive, Inc. (a)	23,825	1,123,587
SurModics, Inc. (a)	6,371	140,799
West Pharmaceutical Services, Inc. (b)	35,895	1,911,050

		14,353,531

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Air Methods Corp. (a)(b)	17,843	785,627
Almost Family, Inc. (a)	3,937	113,976
Amedisys, Inc. (a)(b)	16,628	488,032
AMN Healthcare Services, Inc. (a)	23,677	464,069
AmSurg Corp. (a)	24,345	1,332,402
Bio-Reference Laboratories, Inc. (a)(b)	12,267	394,139
Chemed Corp. (b)	8,519	900,203
Corvel Corp. (a)	4,595	171,026
Cross Country Healthcare, Inc. (a)	15,173	189,359

See accompanying notes to financial statements.

219

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

ExamWorks Group, Inc. (a)	17,255	$717,635
Gentiva Health Services, Inc. (a)	15,623	297,618
Hanger, Inc. (a)	17,628	386,053
Healthways, Inc. (a)(b)	17,596	349,808
IPC The Hospitalist Co. (a)	8,613	395,251
Kindred Healthcare, Inc.	34,778	632,264
Landauer, Inc. (b)	4,855	165,750
LHC Group, Inc. (a)	6,315	196,902
Magellan Health, Inc. (a)	14,001	840,480
Molina Healthcare, Inc. (a)	16,011	857,069
MWI Veterinary Supply, Inc. (a)(b)	6,475	1,100,167
PharMerica Corp. (a)	15,355	318,002
The Ensign Group, Inc.	10,236	454,376
The Providence Service Corp. (a)	5,964	217,328

		11,767,536

HEALTH CARE TECHNOLOGY — 0.8%
Computer Programs and Systems, Inc. (b)	5,234	317,966
MedAssets, Inc. (a)	30,035	593,492
Medidata Solutions, Inc. (a)(b)	27,426	1,309,591
Omnicell, Inc. (a)	17,759	588,178

		2,809,227

HOTELS, RESTAURANTS & LEISURE — 4.0%
Biglari Holdings, Inc. (a)	857	342,380
BJ’s Restaurants, Inc. (a)	10,858	545,180
Bob Evans Farms, Inc. (b)	12,050	616,719
Boyd Gaming Corp. (a)	38,956	497,858
Buffalo Wild Wings, Inc. (a)(b)	9,543	1,721,366
Cracker Barrel Old Country Store, Inc. (b)	12,043	1,695,173
DineEquity, Inc.	8,265	856,585
Interval Leisure Group, Inc.	19,669	410,885
Jack in the Box, Inc.	19,371	1,548,905
Marcus Corp.	9,191	170,125
Marriott Vacations Worldwide Corp.	14,216	1,059,661
Monarch Casino & Resort, Inc. (a)	4,925	81,706
Papa John’s International, Inc.	15,125	843,975
Pinnacle Entertainment, Inc. (a)(b)	29,928	665,898
Red Robin Gourmet Burgers, Inc. (a)	6,980	537,286
Ruby Tuesday, Inc. (a)	31,709	216,890
Ruth’s Hospitality Group, Inc.	17,582	263,730
Scientific Games Corp. (Class A) (a)	24,532	312,292
Sonic Corp.	25,619	697,605
Texas Roadhouse, Inc. (b)	31,704	1,070,327

		14,154,546

HOUSEHOLD DURABLES — 1.5%
Ethan Allen Interiors, Inc. (b)	13,005	402,765
Helen of Troy, Ltd. (a)	13,356	868,941
iRobot Corp. (a)(b)	14,738	511,703
La-Z-Boy, Inc.	25,843	693,626
M/I Homes, Inc. (a)	12,462	286,128
Meritage Homes Corp. (a)	18,553	667,722
Standard Pacific Corp. (a)(b)	75,514	550,497
The Ryland Group, Inc.	23,439	903,808
Universal Electronics, Inc. (a)	7,889	513,022

		5,398,212

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	22,027	210,358
WD-40 Co.	6,854	583,138

		793,496

INSURANCE — 2.6%
American Equity Investment Life Holding Co.	38,305	1,118,123
AMERISAFE, Inc.	9,549	404,496
eHealth, Inc. (a)	9,051	225,551
Employers Holdings, Inc.	15,686	368,778
HCI Group, Inc.	4,558	197,088
Horace Mann Educators Corp.	20,939	694,756
Infinity Property & Casualty Corp.	5,775	446,176
Meadowbrook Insurance Group, Inc. (b)	23,086	195,308
Montpelier Re Holdings, Ltd. (b)	18,452	660,951
ProAssurance Corp.	28,960	1,307,544
RLI Corp.	18,531	915,431
Safety Insurance Group, Inc.	6,300	403,263
Selective Insurance Group, Inc.	28,214	766,574
Stewart Information Services Corp.	11,072	410,107
The Navigators Group, Inc. (a)	5,525	405,203
United Fire Group, Inc.	10,520	312,760
Universal Insurance Holdings, Inc.	14,470	295,911

		9,128,020

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	5,985	215,520
FTD Cos., Inc. (a)	9,630	335,316
NutriSystem, Inc.	14,334	280,230
PetMed Express, Inc. (b)	10,281	147,738

		978,804

INTERNET SOFTWARE & SERVICES — 2.0%
Blucora, Inc. (a)	20,442	283,122
comScore, Inc. (a)	17,364	806,211
Dealertrack Technologies, Inc. (a)(b)	22,198	983,593
Dice Holdings, Inc. (a)	18,483	185,015
Digital River, Inc. (a)	15,908	393,405
j2 Global, Inc.	23,011	1,426,682
Liquidity Services, Inc. (a)(b)	12,494	102,076
LivePerson, Inc. (a)	25,089	353,755
LogMeIn, Inc. (a)(b)	12,219	602,885
Monster Worldwide, Inc. (a)(b)	45,512	210,265
NIC, Inc.	30,314	545,349
Perficient, Inc. (a)	17,189	320,231
QuinStreet, Inc. (a)(b)	17,856	108,386
Stamps.com, Inc. (a)	7,433	356,710
XO Group, Inc. (a)	12,214	222,417

		6,900,102

IT SERVICES — 2.3%
CACI International, Inc. (Class A) (a)	12,055	1,038,900
Cardtronics, Inc. (a)(b)	22,259	858,752
CIBER, Inc. (a)	34,821	123,615
CSG Systems International, Inc.	17,083	428,271
ExlService Holdings, Inc. (a)	15,551	446,469
Forrester Research, Inc.	5,603	220,534
Heartland Payment Systems, Inc.	18,125	977,844

See accompanying notes to financial statements.

220

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

iGate Corp. (a)	17,751	$700,809
ManTech International Corp. (Class A)	11,746	355,082
MAXIMUS, Inc.	33,248	1,823,320
Sykes Enterprises, Inc. (a)	19,478	457,149
TeleTech Holdings, Inc. (a)	9,062	214,588
Virtusa Corp. (a)	13,406	558,628

		8,203,961

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc.	6,613	234,762
Callaway Golf Co. (b)	38,617	297,351
Sturm Ruger & Co, Inc. (b)	9,902	342,906

		875,019

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Affymetrix, Inc. (a)(b)	36,732	362,545
Albany Molecular Research, Inc. (a)(b)	12,095	196,906
Cambrex Corp. (a)	15,629	337,899
Luminex Corp. (a)	18,972	355,915
PAREXEL International Corp. (a)(b)	27,847	1,547,179

		2,800,444

MACHINERY — 3.7%
Actuant Corp. (Class A)	32,942	897,340
Albany International Corp. (Class A)	14,295	543,067
Astec Industries, Inc.	9,342	367,234
Barnes Group, Inc.	24,849	919,661
Briggs & Stratton Corp. (b)	22,686	463,248
CIRCOR International, Inc.	8,838	532,755
EnPro Industries, Inc. (a)	11,987	752,304
ESCO Technologies, Inc.	13,127	484,386
Federal Signal Corp.	31,247	482,454
Hillenbrand, Inc.	31,414	1,083,783
John Bean Technologies Corp.	14,531	477,489
Lindsay Corp. (b)	6,128	525,415
Lydall, Inc. (a)	8,762	287,569
Mueller Industries, Inc.	28,468	971,898
Standex International Corp.	6,524	504,044
Tennant Co.	9,207	664,469
The Toro Co.	28,160	1,796,890
Titan International, Inc. (b)	26,702	283,842
Watts Water Technologies, Inc. (Class A)	14,269	905,225

		12,943,073

MARINE — 0.2%
Matson, Inc.	21,506	742,387

MEDIA — 0.3%
Harte-Hanks, Inc.	22,086	170,946
Scholastic Corp. (b)	13,383	487,409
Sizmek, Inc. (a)	11,596	72,591
The E.W. Scripps Co. (Class A) (a)(b)	15,307	342,111

		1,073,057

METALS & MINING — 1.4%
A.M. Castle & Co. (a)(b)	8,701	69,434
AK Steel Holding Corp. (a)(b)	90,303	536,400
Century Aluminum Co. (a)	25,730	627,812
Globe Specialty Metals, Inc.	32,068	552,532
Haynes International, Inc.	6,317	306,374
Kaiser Aluminum Corp. (b)	8,905	636,084
Materion Corp.	10,031	353,392
Olympic Steel, Inc.	4,501	80,028
RTI International Metals, Inc. (a)	15,271	385,745
Stillwater Mining Co. (a)(b)	60,971	898,713
SunCoke Energy, Inc.	33,062	639,419

		5,085,933

MULTI-UTILITIES — 0.7%
Avista Corp. (b)	29,035	1,026,387
NorthWestern Corp.	23,219	1,313,731

		2,340,118

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	17,674	307,704
Tuesday Morning Corp. (a)(b)	21,803	473,125

		780,829

OIL, GAS & CONSUMABLE FUELS — 1.5%
Approach Resources, Inc. (a)(b)	18,419	117,697
Arch Coal, Inc. (b)	105,401	187,614
Bill Barrett Corp. (a)	25,423	289,568
Bonanza Creek Energy, Inc. (a)	16,041	384,984
Carrizo Oil & Gas, Inc. (a)	21,222	882,835
Cloud Peak Energy, Inc. (a)	31,048	285,021
Comstock Resources, Inc. (b)	23,014	156,725
Contango Oil & Gas Co. (a)	8,056	235,557
Green Plains, Inc.	17,032	422,053
Northern Oil and Gas, Inc. (a)(b)	29,212	165,048
PDC Energy, Inc. (a)	17,939	740,343
Penn Virginia Corp. (a)(b)	36,569	244,281
PetroQuest Energy, Inc. (a)	29,659	110,925
Rex Energy Corp. (a)(b)	24,902	127,000
Stone Energy Corp. (a)(b)	28,078	473,957
Swift Energy Co. (a)(b)	22,445	90,902
Synergy Resources Corp. (a)(b)	34,781	436,154

		5,350,664

PAPER & FOREST PRODUCTS — 1.4%
Boise Cascade Co. (a)	19,739	733,304
Clearwater Paper Corp. (a)	9,923	680,222
Deltic Timber Corp.	5,484	375,105
KapStone Paper and Packaging Corp.	42,766	1,253,471
Neenah Paper, Inc.	8,299	500,181
P.H. Glatfelter Co.	21,481	549,269
Schweitzer-Mauduit International, Inc.	15,223	643,933
Wausau Paper Corp. (b)	25,364	288,389

		5,023,874

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	8,448	231,897
Medifast, Inc. (a)(b)	5,683	190,665

		422,562

PHARMACEUTICALS — 1.6%
Akorn, Inc. (a)(b)	37,646	1,362,785
DepoMed, Inc. (a)	29,358	472,957
Impax Laboratories, Inc. (a)(b)	33,172	1,050,889
Lannett Co., Inc. (a)(b)	13,203	566,145
Prestige Brands Holdings, Inc. (a)	26,089	905,810
Sagent Pharmaceuticals, Inc. (a)(b)	11,328	284,446

See accompanying notes to financial statements.

221

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

The Medicines Co. (a)	33,192	$918,423

		5,561,455

PROFESSIONAL SERVICES — 1.5%
CDI Corp.	7,573	134,118
Exponent, Inc.	6,583	543,097
Heidrick & Struggles International, Inc.	8,422	194,127
Insperity, Inc.	11,228	380,517
Kelly Services, Inc. (Class A)	15,264	259,793
Korn/Ferry International (a)	25,160	723,602
Navigant Consulting, Inc. (a)	24,187	371,754
On Assignment, Inc. (a)	23,916	793,772
Resources Connection, Inc.	18,964	311,958
TrueBlue, Inc. (a)	21,288	473,658
WageWorks, Inc. (a)	16,642	1,074,574

		5,260,970

REAL ESTATE INVESTMENT TRUSTS — 8.3%
Acadia Realty Trust	33,844	1,084,023
Agree Realty Corp.	8,584	266,877
American Assets Trust, Inc.	18,705	744,646
Associated Estates Realty Corp.	28,774	667,845
Aviv REIT, Inc.	12,256	422,587
Capstead Mortgage Corp. (b)	47,876	587,917
CareTrust REIT, Inc.	13,945	171,942
Cedar Realty Trust, Inc.	34,950	256,533
Chesapeake Lodging Trust	27,801	1,034,475
Coresite Realty Corp.	11,022	430,409
Cousins Properties, Inc.	104,094	1,188,754
DiamondRock Hospitality Co.	98,986	1,471,922
EastGroup Properties, Inc.	15,998	1,012,993
Education Realty Trust, Inc.	23,891	874,172
EPR Properties	28,917	1,666,487
Franklin Street Properties Corp.	44,572	546,898
Getty Realty Corp. (b)	13,383	243,704
Government Properties Income Trust	35,732	822,193
Healthcare Realty Trust, Inc.	49,649	1,356,411
Inland Real Estate Corp.	44,016	481,975
Kite Realty Group Trust	42,286	1,215,300
Lexington Realty Trust (b)	105,879	1,162,551
LTC Properties, Inc.	17,435	752,669
Medical Properties Trust, Inc.	87,356	1,203,766
Parkway Properties, Inc.	42,737	785,933
Pennsylvania Real Estate Investment Trust	34,419	807,470
Post Properties, Inc.	27,546	1,618,878
PS Business Parks, Inc.	9,855	783,867
Retail Opportunity Investments Corp. (b)	46,829	786,259
Sabra Healthcare REIT, Inc.	27,634	839,245
Saul Centers, Inc.	5,746	328,614
Sovran Self Storage, Inc.	17,083	1,489,979
The Geo Group, Inc.	37,478	1,512,612
Universal Health Realty Income Trust	6,559	315,619
Urstadt Biddle Properties, Inc. (Class A)	13,757	301,003

		29,236,528

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)	17,377	267,606

ROAD & RAIL — 1.0%
ArcBest Corp.	12,094	560,799
Celadon Group, Inc.	11,081	251,428
Heartland Express, Inc. (b)	27,635	746,421
Knight Transportation, Inc. (b)	30,809	1,037,031
Roadrunner Transportation Systems, Inc. (a)	13,775	321,646
Saia, Inc. (a)	12,407	686,852

		3,604,177

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Advanced Energy Industries, Inc. (a)	18,830	446,271
Brooks Automation, Inc.	34,008	433,602
Cabot Microelectronics Corp. (a)	12,133	574,134
CEVA, Inc. (a)(b)	10,039	182,108
Cirrus Logic, Inc. (a)(b)	31,756	748,489
Cohu, Inc.	13,160	156,604
Diodes, Inc. (a)	18,332	505,413
DSP Group, Inc. (a)	10,715	116,472
Entropic Communications, Inc. (a)	45,386	114,827
Exar Corp. (a)	24,011	244,912
Kopin Corp. (a)	31,781	115,047
Kulicke & Soffa Industries, Inc. (a)	38,481	556,435
Micrel, Inc.	22,826	331,205
Microsemi Corp. (a)	48,112	1,365,419
MKS Instruments, Inc.	26,914	985,053
Monolithic Power Systems, Inc.	18,288	909,645
Nanometrics, Inc. (a)	12,038	202,479
Pericom Semiconductor Corp. (a)	10,406	140,897
Power Integrations, Inc.	14,742	762,751
Rudolph Technologies, Inc. (a)	16,892	172,805
Synaptics, Inc. (a)(b)	18,507	1,274,022
Tessera Technologies, Inc.	23,487	839,895
Ultratech, Inc. (a)	14,529	269,658
Veeco Instruments, Inc. (a)(b)	20,447	713,191

		12,161,334

SOFTWARE — 2.7%
Blackbaud, Inc.	23,415	1,012,933
Bottomline Technologies, Inc. (a)	19,098	482,797
Ebix, Inc. (b)	14,645	248,818
EPIQ Systems, Inc.	15,790	269,693
Interactive Intelligence Group (a)(b)	8,389	401,833
Manhattan Associates, Inc. (a)	37,728	1,536,284
MicroStrategy, Inc. (a)	4,534	736,322
Monotype Imaging Holdings, Inc.	19,591	564,808
Netscout Systems, Inc. (a)(b)	18,777	686,112
Progress Software Corp. (a)	25,040	676,581
Quality Systems, Inc. (b)	22,403	349,263
Synchronoss Technologies, Inc. (a)	18,002	753,564
Take-Two Interactive Software, Inc. (a)	42,590	1,193,798
Tangoe, Inc. (a)(b)	18,786	244,782
VASCO Data Security International, Inc. (a)(b)	14,652	413,333

		9,570,921

See accompanying notes to financial statements.

222

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 4.3%
Aeropostale, Inc. (a)(b)	41,140	$95,445
Barnes & Noble, Inc. (a)(b)	21,354	495,840
Big 5 Sporting Goods Corp.	9,226	134,976
Brown Shoe Co., Inc.	21,844	702,285
Christopher & Banks Corp. (a)	19,043	108,735
Francesca’s Holdings Corp. (a)	21,578	360,353
Genesco, Inc. (a)	12,080	925,570
Group 1 Automotive, Inc.	10,877	974,797
Haverty Furniture Cos., Inc.	10,500	231,105
Hibbett Sports, Inc. (a)(b)	12,512	605,956
Kirkland’s, Inc. (a)	7,684	181,650
Lithia Motors, Inc. (Class A)	11,453	992,861
Lumber Liquidators Holdings, Inc. (a)(b)	13,562	899,296
MarineMax, Inc. (a)	12,383	248,279
Monro Muffler Brake, Inc. (b)	15,806	913,587
Outerwall, Inc. (a)(b)	9,628	724,218
Pep Boys-Manny, Moe & Jack (a)	26,619	261,399
Select Comfort Corp. (a)	26,623	719,620
Sonic Automotive, Inc. (Class A)	16,626	449,567
Stage Stores, Inc.	15,800	327,060
Stein Mart, Inc.	14,401	210,543
The Buckle, Inc. (b)	14,289	750,458
The Cato Corp. (Class A)	12,824	540,916
The Children’s Place, Inc. (b)	10,634	606,138
The Finish Line, Inc. (Class A)	23,892	580,814
The Men’s Wearhouse, Inc.	22,840	1,008,386
Vitamin Shoppe, Inc. (a)(b)	15,449	750,512
Zumiez, Inc. (a)	10,829	418,324

		15,218,690

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Electronics for Imaging, Inc. (a)	23,532	1,007,876
QLogic Corp. (a)	43,988	585,920
Super Micro Computer, Inc. (a)	17,464	609,144

		2,202,940

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Crocs, Inc. (a)	41,142	513,864
G-III Apparel Group, Ltd. (a)	9,568	966,464
Iconix Brand Group, Inc. (a)(b)	24,351	822,820
Movado Group, Inc.	9,039	256,436
Oxford Industries, Inc.	7,224	398,837
Perry Ellis International, Inc. (a)	6,184	160,351
Quiksilver, Inc. (a)(b)	63,110	139,473
Skechers U.S.A., Inc. (Class A) (a)	20,550	1,135,388
Steven Madden, Ltd. (a)	28,635	911,452
Unifi, Inc. (a)	7,500	222,975
Wolverine World Wide, Inc. (b)	51,379	1,514,139

		7,042,199

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp.	21,419	146,934
BofI Holding, Inc. (a)(b)	6,640	516,658
Brookline Bancorp, Inc.	34,803	349,074
Dime Community Bancshares	15,423	251,087
Northwest Bancshares, Inc.	47,433	594,336
Oritani Financial Corp.	18,940	291,676
Provident Financial Services, Inc.	26,854	484,983
TrustCo Bank Corp. NY (b)	48,223	350,099

		2,984,847

TOBACCO — 0.2%
Alliance One International, Inc. (a)	40,268	63,623
Universal Corp.	11,525	506,870

		570,493

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Aceto Corp.	13,582	294,729
Applied Industrial Technologies, Inc.	20,906	953,105
DXP Enterprises, Inc. (a)	6,378	322,280
Kaman Corp.	13,580	544,422
Veritiv Corp. (a)	4,116	213,497

		2,328,033

WATER UTILITIES — 0.2%
American States Water Co.	19,167	721,829

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (b)	9,777	40,966
Spok Holdings, Inc.	10,804	187,557

		228,523

TOTAL COMMON STOCKS —
(Cost $300,472,899)		349,475,279

SHORT TERM INVESTMENTS — 16.1%
MONEY MARKET FUNDS — 16.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	55,755,251	55,755,251
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	654,245	654,245

TOTAL SHORT TERM INVESTMENT —
(Cost $56,409,496)		56,409,496

TOTAL INVESTMENTS — 115.8% (f)
(Cost $356,882,395)		405,884,775
OTHER ASSETS & LIABILITIES — (15.8)%		(55,369,695)

NET ASSETS — 100.0%		$350,515,080

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

223

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Curtiss-Wright Corp.	54,800	$3,868,332
GenCorp, Inc. (a)(b)	30,275	554,033
Moog, Inc. (Class A) (a)	20,072	1,485,930
Taser International, Inc. (a)(b)	60,119	1,591,951
Teledyne Technologies, Inc. (a)	25,449	2,614,630

		10,114,876

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	34,883	1,757,057

AIRLINES — 0.6%
Allegiant Travel Co.	15,620	2,348,155

AUTO COMPONENTS — 0.5%
Dorman Products, Inc. (a)(b)	22,714	1,096,405
Drew Industries, Inc. (a)	15,661	799,807

		1,896,212

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	30,190	656,934

BANKS — 6.4%
Bank of the Ozarks, Inc. (b)	73,755	2,796,790
Banner Corp.	10,300	443,106
Boston Private Financial Holdings, Inc.	94,924	1,278,626
Cardinal Financial Corp.	17,352	344,090
Columbia Banking System, Inc.	26,312	726,474
CVB Financial Corp. (b)	49,579	794,256
First Commonwealth Financial Corp. (b)	43,096	397,345
First Financial Bankshares, Inc. (b)	41,144	1,229,383
First Midwest Bancorp, Inc.	86,232	1,475,430
Glacier Bancorp, Inc.	85,769	2,381,805
Home Bancshares, Inc.	67,166	2,160,059
Independent Bank Corp.-Massachusetts	10,500	449,505
LegacyTexas Financial Group, Inc.	18,693	445,828
MB Financial, Inc.	73,447	2,413,468
Pinnacle Financial Partners, Inc.	37,945	1,500,345
PrivateBancorp, Inc.	80,285	2,681,519
Simmons First National Corp. (Class A)	10,100	410,565
Texas Capital Bancshares, Inc. (a)	35,585	1,933,333
United Bankshares, Inc.	29,200	1,093,540
Westamerica Bancorporation (b)	11,622	569,710

		25,525,177

BEVERAGES — 0.7%
The Boston Beer Co., Inc. (Class A) (a)	10,102	2,924,933

BIOTECHNOLOGY — 1.0%
Acorda Therapeutics, Inc. (a)	30,317	1,239,056
Emergent Biosolutions, Inc. (a)	22,344	608,427
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	20,950	1,114,750
Momenta Pharmaceuticals, Inc. (a)	24,535	295,401
Repligen Corp. (a)(b)	34,461	682,328
Spectrum Pharmaceuticals, Inc. (a)(b)	26,513	183,735

		4,123,697

BUILDING PRODUCTS — 1.0%
AAON, Inc. (b)	48,176	1,078,661
American Woodmark Corp. (a)	9,356	378,357
Apogee Enterprises, Inc.	33,208	1,407,023
PGT, Inc. (a)	53,326	513,529
Simpson Manufacturing Co., Inc.	21,401	740,474

		4,118,044

CAPITAL MARKETS — 1.5%
Evercore Partners, Inc. (Class A)	21,922	1,148,055
Financial Engines, Inc. (b)	36,356	1,328,812
Greenhill & Co., Inc. (b)	15,103	658,491
HFF, Inc. (Class A)	37,576	1,349,730
Piper Jaffray Co., Inc. (a)	9,700	563,473
Virtus Investment Partners, Inc.	5,168	881,092

		5,929,653

CHEMICALS — 1.6%
Balchem Corp.	35,160	2,343,062
Calgon Carbon Corp. (a)	26,811	557,133
Flotek Industries, Inc. (a)(b)	56,211	1,052,832
H.B. Fuller Co.	24,268	1,080,654
Innophos Holdings, Inc.	11,000	642,950
Quaker Chemical Corp.	6,437	592,461

		6,269,092

COMMERCIAL SERVICES & SUPPLIES — 1.8%
G & K Services, Inc. (Class A)	10,980	777,933
Healthcare Services Group, Inc. (b)	80,738	2,497,226
Matthews International Corp. (Class A)	15,931	775,362
Mobile Mini, Inc.	27,560	1,116,456
UniFirst Corp.	8,265	1,003,784
US Ecology, Inc. (b)	24,806	995,217

		7,165,978

COMMUNICATIONS EQUIPMENT — 1.1%
Bel Fuse, Inc. (Class B)	12,000	328,080
CalAmp Corp. (a)(b)	26,279	480,906
Comtech Telecommunications Corp.	8,300	261,616
Ixia (a)	23,036	259,155
ViaSat, Inc. (a)(b)	49,242	3,103,723

		4,433,480

CONSTRUCTION & ENGINEERING — 0.2%
Dycom Industries, Inc. (a)	20,188	708,397
Orion Marine Group, Inc. (a)	13,900	153,595

		861,992

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc. (a)	84,345	1,264,331

CONSUMER FINANCE — 1.6%
Encore Capital Group, Inc. (a)(b)	14,985	665,334
Enova International, Inc. (a)	29,600	658,896
First Cash Financial Services, Inc. (a)	20,489	1,140,623
Green Dot Corp. (Class A) (a)	16,250	332,962
PRA Group, Inc. (a)(b)	57,127	3,309,367
World Acceptance Corp. (a)(b)	5,593	444,364

		6,551,546

DISTRIBUTORS — 0.8%
Pool Corp.	49,547	3,143,262

See accompanying notes to financial statements.

224

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	8,156	$300,712
Capella Education Co.	7,154	550,572
Strayer Education, Inc. (a)	12,200	906,216

		1,757,500

DIVERSIFIED FINANCIAL SERVICES — 0.5%
MarketAxess Holdings, Inc.	28,654	2,054,778

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)	45,106	413,171
Cincinnati Bell, Inc. (a)	135,900	433,521
Consolidated Communications Holdings, Inc. (b)	53,752	1,495,918
General Communication, Inc. (Class A) (a)	34,121	469,164

		2,811,774

ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	29,434	1,381,043
Franklin Electric Co., Inc. (b)	19,838	744,520
Vicor Corp. (a)	9,923	120,069

		2,245,632

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Agilysys, Inc. (a)	7,149	90,006
Badger Meter, Inc. (b)	10,726	636,588
DTS, Inc. (a)	19,258	592,183
Electro Scientific Industries, Inc.	8,551	66,356
FARO Technologies, Inc. (a)	11,992	751,659
Littelfuse, Inc.	16,182	1,564,314
Methode Electronics, Inc. (Class A)	43,734	1,596,728
MTS Systems Corp.	8,987	674,295
OSI Systems, Inc. (a)	10,404	736,291
Park Electrochemical Corp.	10,300	256,779
Rogers Corp. (a)	9,864	803,324

		7,768,523

ENERGY EQUIPMENT & SERVICES — 0.5%
Era Group, Inc. (a)	10,209	215,921
US Silica Holdings, Inc. (b)	61,738	1,586,049

		1,801,970

FOOD PRODUCTS — 2.1%
B&G Foods, Inc. (b)	32,404	968,880
Cal-Maine Foods, Inc. (b)	34,400	1,342,632
Calavo Growers, Inc.	17,268	816,776
Diamond Foods, Inc. (a)(b)	14,158	399,680
J&J Snack Foods Corp.	17,100	1,859,967
Sanderson Farms, Inc.	12,800	1,075,520
Snyders-Lance, Inc.	59,500	1,817,725

		8,281,180

GAS UTILITIES — 0.8%
New Jersey Resources Corp.	23,200	1,419,840
Piedmont Natural Gas Co., Inc.	41,300	1,627,633

		3,047,473

HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
Abaxis, Inc. (b)	24,314	1,381,765
ABIOMED, Inc. (a)	42,151	1,604,267
Anika Therapeutics, Inc. (a)	16,270	662,840
Cantel Medical Corp.	40,370	1,746,406
CONMED Corp.	13,300	597,968
CryoLife, Inc.	14,404	163,197
Cyberonics, Inc. (a)	17,971	1,000,625
Cynosure, Inc. (Class A) (a)	24,248	664,880
Greatbatch, Inc. (a)	17,090	842,537
Haemonetics Corp. (a)	28,922	1,082,261
HealthStream, Inc. (a)	23,842	702,862
ICU Medical, Inc. (a)	9,400	769,860
Integra LifeSciences Holdings Corp. (a)	13,866	751,953
Masimo Corp. (a)	31,997	842,801
Meridian Bioscience, Inc. (b)	20,981	345,347
Natus Medical, Inc. (a)	37,336	1,345,590
Neogen Corp. (a)	26,637	1,320,929
NuVasive, Inc. (a)	31,778	1,498,651
SurModics, Inc. (a)(b)	8,459	186,944
West Pharmaceutical Services, Inc.	47,933	2,551,953

		20,063,636

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Air Methods Corp. (a)(b)	23,357	1,028,409
Amedisys, Inc. (a)	18,300	537,105
AMN Healthcare Services, Inc. (a)	53,600	1,050,560
AmSurg Corp. (a)	34,121	1,867,442
Bio-Reference Laboratories, Inc. (a)(b)	15,217	488,922
Chemed Corp.	19,400	2,049,998
Corvel Corp. (a)	4,886	181,857
Cross Country Healthcare, Inc. (a)	16,400	204,672
ExamWorks Group, Inc. (a)(b)	38,400	1,597,056
Gentiva Health Services, Inc. (a)	35,165	669,893
Landauer, Inc. (b)	5,766	196,851
Molina Healthcare, Inc. (a)	36,000	1,927,080
MWI Veterinary Supply, Inc. (a)(b)	9,772	1,660,361
The Ensign Group, Inc.	22,668	1,006,233
The Providence Service Corp. (a)	7,355	268,016

		14,734,455

HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs and Systems, Inc. (b)	6,799	413,039
MedAssets, Inc. (a)	37,779	746,513
Medidata Solutions, Inc. (a)(b)	38,488	1,837,802
Omnicell, Inc. (a)	40,831	1,352,323

		4,349,677

HOTELS, RESTAURANTS & LEISURE — 6.0%
BJ’s Restaurants, Inc. (a)	24,800	1,245,208
Bob Evans Farms, Inc.	10,798	552,642
Buffalo Wild Wings, Inc. (a)(b)	21,559	3,888,812
Cracker Barrel Old Country Store, Inc. (b)	16,112	2,267,925
DineEquity, Inc.	10,081	1,044,795
Interval Leisure Group, Inc.	23,401	488,847
Jack in the Box, Inc.	44,121	3,527,915
Marriott Vacations Worldwide Corp.	32,400	2,415,096
Monarch Casino & Resort, Inc. (a)	5,059	83,929
Papa John’s International, Inc.	33,951	1,894,466
Pinnacle Entertainment, Inc. (a)(b)	68,653	1,527,529

See accompanying notes to financial statements.

225

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Ruth’s Hospitality Group, Inc.	17,856	$267,840
Scientific Games Corp. (Class A) (a)(b)	55,077	701,130
Sonic Corp.	57,722	1,571,770
Texas Roadhouse, Inc. (b)	71,444	2,411,950

		23,889,854

HOUSEHOLD DURABLES — 2.2%
Helen of Troy, Ltd. (a)	30,513	1,985,176
iRobot Corp. (a)	17,535	608,815
Meritage Homes Corp. (a)	42,600	1,533,174
Standard Pacific Corp. (a)	173,500	1,264,815
The Ryland Group, Inc.	52,726	2,033,115
Universal Electronics, Inc. (a)	18,085	1,176,067

		8,601,162

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	9,717	826,722

INSURANCE — 1.2%
American Equity Investment Life Holding Co.	40,812	1,191,302
AMERISAFE, Inc.	10,739	454,904
eHealth, Inc. (a)(b)	9,609	239,456
HCI Group, Inc. (b)	10,248	443,123
Montpelier Re Holdings, Ltd. (b)	22,300	798,786
RLI Corp.	17,427	860,894
Universal Insurance Holdings, Inc.	32,568	666,016

		4,654,481

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	6,935	249,729
FTD Cos., Inc. (a)	13,000	452,660
NutriSystem, Inc.	14,774	288,832

		991,221

INTERNET SOFTWARE & SERVICES — 3.2%
comScore, Inc. (a)	39,118	1,816,249
Dealertrack Technologies, Inc. (a)(b)	50,668	2,245,099
Dice Holdings, Inc. (a)	41,631	416,726
Digital River, Inc. (a)	35,645	881,501
j2 Global, Inc. (b)	51,870	3,215,940
LivePerson, Inc. (a)	36,709	517,597
LogMeIn, Inc. (a)(b)	27,981	1,380,582
NIC, Inc.	42,832	770,548
Perficient, Inc. (a)	19,268	358,963
QuinStreet, Inc. (a)	10,857	65,902
Stamps.com, Inc. (a)	16,432	788,572
XO Group, Inc. (a)	14,945	272,148

		12,729,827

IT SERVICES — 2.9%
Cardtronics, Inc. (a)(b)	50,936	1,965,111
ExlService Holdings, Inc. (a)	21,272	610,719
Forrester Research, Inc.	8,133	320,115
Heartland Payment Systems, Inc. (b)	28,192	1,520,958
iGate Corp. (a)	40,653	1,604,981
MAXIMUS, Inc.	75,118	4,119,471
Virtusa Corp. (a)	30,828	1,284,603

		11,425,958

LEISURE PRODUCTS — 0.1%
Sturm Ruger & Co, Inc.	11,073	383,458

LIFE SCIENCES TOOLS & SERVICES — 1.5%
Affymetrix, Inc. (a)(b)	82,423	813,515
Albany Molecular Research, Inc. (a)(b)	26,610	433,211
Cambrex Corp. (a)	34,662	749,392
Luminex Corp. (a)	25,289	474,422
PAREXEL International Corp. (a)(b)	62,809	3,489,668

		5,960,208

MACHINERY — 3.5%
Albany International Corp. (Class A)	14,304	543,409
EnPro Industries, Inc. (a)	13,152	825,419
ESCO Technologies, Inc.	12,700	468,630
Federal Signal Corp.	35,693	551,100
Hillenbrand, Inc.	71,721	2,474,374
John Bean Technologies Corp.	14,049	461,650
Lindsay Corp. (b)	8,448	724,332
Lydall, Inc. (a)	19,239	631,424
Mueller Industries, Inc.	26,800	914,952
Standex International Corp.	9,100	703,066
Tennant Co.	11,110	801,809
The Toro Co.	63,545	4,054,806
Watts Water Technologies, Inc. (Class A)	14,565	924,004

		14,078,975

MARINE — 0.4%
Matson, Inc.	49,300	1,701,836

MEDIA — 0.2%
The E.W. Scripps Co. (Class A) (a)(b)	33,588	750,692

METALS & MINING — 0.7%
Century Aluminum Co. (a)	59,100	1,442,040
Globe Specialty Metals, Inc.	34,529	594,935
Stillwater Mining Co. (a)(b)	59,188	872,431

		2,909,406

MULTI-UTILITIES — 0.4%
NorthWestern Corp.	25,300	1,431,474

MULTILINE RETAIL — 0.3%
Tuesday Morning Corp. (a)(b)	50,263	1,090,707

OIL, GAS & CONSUMABLE FUELS — 1.0%
Approach Resources, Inc. (a)(b)	19,100	122,049
Bonanza Creek Energy, Inc. (a)	21,200	508,800
Carrizo Oil & Gas, Inc. (a)	48,532	2,018,931
PetroQuest Energy, Inc. (a)	65,813	246,141
Synergy Resources Corp. (a)	77,193	968,000

		3,863,921

PAPER & FOREST PRODUCTS — 1.6%
Boise Cascade Co. (a)	21,600	802,440
Clearwater Paper Corp. (a)	9,800	671,790
Deltic Timber Corp.	12,749	872,031
KapStone Paper and Packaging Corp.	96,503	2,828,503
Neenah Paper, Inc.	19,100	1,151,157
Wausau Paper Corp.	19,000	216,030

		6,541,951

See accompanying notes to financial statements.

226

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.1%
Medifast, Inc. (a)	6,900	$231,495

PHARMACEUTICALS — 2.9%
Akorn, Inc. (a)(b)	84,976	3,076,131
DepoMed, Inc. (a)	67,515	1,087,667
Impax Laboratories, Inc. (a)	75,700	2,398,176
Lannett Co., Inc. (a)(b)	30,340	1,300,979
Prestige Brands Holdings, Inc. (a)	59,628	2,070,284
Sagent Pharmaceuticals, Inc. (a)(b)	25,348	636,488
The Medicines Co. (a)	30,744	850,687

		11,420,412

PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	8,765	723,112
Korn/Ferry International (a)	26,500	762,140
On Assignment, Inc. (a)	53,929	1,789,904
WageWorks, Inc. (a)	18,832	1,215,982

		4,491,138

REAL ESTATE INVESTMENT TRUSTS — 12.3%
Acadia Realty Trust	48,039	1,538,689
Agree Realty Corp.	9,800	304,682
American Assets Trust, Inc.	42,460	1,690,333
Associated Estates Realty Corp.	65,984	1,531,489
Aviv REIT, Inc.	15,727	542,267
CareTrust REIT, Inc.	31,285	385,744
Cedar Realty Trust, Inc.	54,000	396,360
Chesapeake Lodging Trust	62,741	2,334,593
Coresite Realty Corp.	24,975	975,274
Cousins Properties, Inc.	234,900	2,682,558
DiamondRock Hospitality Co.	223,283	3,320,218
EastGroup Properties, Inc.	23,389	1,480,991
Education Realty Trust, Inc.	54,298	1,986,764
EPR Properties	34,600	1,993,998
Franklin Street Properties Corp.	48,900	600,003
Healthcare Realty Trust, Inc.	112,100	3,062,572
Inland Real Estate Corp.	101,105	1,107,100
Lexington Realty Trust (b)	148,357	1,628,960
LTC Properties, Inc.	24,461	1,055,981
Medical Properties Trust, Inc.	196,968	2,714,219
Parkway Properties, Inc.	52,768	970,404
Pennsylvania Real Estate Investment Trust	48,900	1,147,194
Post Properties, Inc.	62,094	3,649,264
PS Business Parks, Inc.	13,391	1,065,120
Retail Opportunity Investments Corp. (b)	106,354	1,785,684
Sabra Healthcare REIT, Inc.	62,364	1,893,995
Saul Centers, Inc.	12,629	722,252
Sovran Self Storage, Inc.	38,552	3,362,505
The Geo Group, Inc.	47,500	1,917,100
Universal Health Realty Income Trust	14,459	695,767
Urstadt Biddle Properties, Inc. (Class A)	18,516	405,130

		48,947,210

ROAD & RAIL — 1.7%
ArcBest Corp.	27,766	1,287,509
Heartland Express, Inc. (b)	63,272	1,708,977
Knight Transportation, Inc. (b)	69,591	2,342,433
Saia, Inc. (a)	28,379	1,571,062

		6,909,981

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Cabot Microelectronics Corp. (a)	12,718	601,816
CEVA, Inc. (a)	10,805	196,003
Cirrus Logic, Inc. (a)(b)	42,877	1,010,611
Diodes, Inc. (a)	25,800	711,306
DSP Group, Inc. (a)	13,776	149,745
Entropic Communications, Inc. (a)	36,722	92,907
Exar Corp. (a)	23,162	236,252
Kopin Corp. (a)	30,175	109,233
Micrel, Inc.	32,100	465,771
Microsemi Corp. (a)	65,220	1,850,944
MKS Instruments, Inc.	26,800	980,880
Monolithic Power Systems, Inc.	41,152	2,046,900
Nanometrics, Inc. (a)	11,239	189,040
Pericom Semiconductor Corp. (a)	12,200	165,188
Power Integrations, Inc.	17,192	889,514
Synaptics, Inc. (a)(b)	42,123	2,899,747
Tessera Technologies, Inc.	53,671	1,919,275
Ultratech, Inc. (a)	10,448	193,915
Veeco Instruments, Inc. (a)	20,300	708,064

		15,417,111

SOFTWARE — 4.5%
Blackbaud, Inc.	52,938	2,290,098
Bottomline Technologies, Inc. (a)	20,091	507,900
Ebix, Inc. (b)	15,100	256,549
EPIQ Systems, Inc.	20,287	346,502
Interactive Intelligence Group (a)(b)	10,384	497,394
Manhattan Associates, Inc. (a)	85,126	3,466,331
MicroStrategy, Inc. (a)	10,344	1,679,866
Monotype Imaging Holdings, Inc.	26,766	771,664
Netscout Systems, Inc. (a)(b)	42,908	1,567,858
Progress Software Corp. (a)	30,953	836,350
Quality Systems, Inc. (b)	19,167	298,814
Synchronoss Technologies, Inc. (a)	41,147	1,722,413
Take-Two Interactive Software, Inc. (a)(b)	96,117	2,694,159
Tangoe, Inc. (a)(b)	18,658	243,114
VASCO Data Security International, Inc. (a)(b)	32,900	928,109

		18,107,121

SPECIALTY RETAIL — 3.5%
Brown Shoe Co., Inc.	21,600	694,440
Christopher & Banks Corp. (a)	19,000	108,490
Francesca’s Holdings Corp. (a)	47,358	790,879
Group 1 Automotive, Inc.	12,000	1,075,440
Hibbett Sports, Inc. (a)(b)	12,568	608,668
Lithia Motors, Inc. (Class A)	13,338	1,156,271
Lumber Liquidators Holdings, Inc. (a)(b)	16,394	1,087,086
MarineMax, Inc. (a)	15,323	307,226
Monro Muffler Brake, Inc. (b)	22,080	1,276,224
Outerwall, Inc. (a)(b)	21,701	1,632,349
Select Comfort Corp. (a)	60,979	1,648,263
The Buckle, Inc. (b)	15,712	825,194

See accompanying notes to financial statements.

227

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

The Cato Corp. (Class A)	14,700	$620,046
The Finish Line, Inc. (Class A)	26,800	651,508
Vitamin Shoppe, Inc. (a)	15,600	757,848
Zumiez, Inc. (a)	24,213	935,348

		14,175,280

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Electronics for Imaging, Inc. (a)	53,689	2,299,500
Super Micro Computer, Inc. (a)	40,000	1,395,200

		3,694,700

TEXTILES, APPAREL & LUXURY GOODS — 2.9%
G-III Apparel Group, Ltd. (a)	21,855	2,207,574
Iconix Brand Group, Inc. (a)(b)	54,841	1,853,077
Oxford Industries, Inc.	8,085	446,373
Skechers U.S.A., Inc. (Class A) (a)	46,800	2,585,700
Steven Madden, Ltd. (a)	40,187	1,279,152
Wolverine World Wide, Inc. (b)	115,908	3,415,809

		11,787,685

THRIFTS & MORTGAGE FINANCE — 0.6%
Bank Mutual Corp.	48,471	332,511
BofI Holding, Inc. (a)(b)	14,970	1,164,816
Brookline Bancorp, Inc.	38,300	384,149
Oritani Financial Corp.	22,632	348,533

		2,230,009

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Aceto Corp.	14,412	312,740

WATER UTILITIES — 0.2%
American States Water Co.	26,264	989,102

TOTAL COMMON STOCKS —
(Cost $322,133,543)		398,546,854

SHORT TERM INVESTMENTS — 16.2%
MONEY MARKET FUNDS — 16.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	64,375,972	64,375,972
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	554,508	554,508

TOTAL SHORT TERM INVESTMENT —
(Cost $64,930,480)		64,930,480

TOTAL INVESTMENTS — 116.0% (f)
(Cost $387,064,023)		463,477,334
OTHER ASSETS & LIABILITIES — (16.0)%		(63,937,858)

NET ASSETS — 100.0%		$399,539,476

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

228

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.8%
AAR Corp.	35,151	$976,495
Aerovironment, Inc. (a)	18,575	506,169
American Science & Engineering, Inc. (b)	7,309	379,337
Cubic Corp.	20,127	1,059,485
Engility Holdings, Inc. (a)	16,336	699,181
GenCorp, Inc. (a)	29,500	539,850
Moog, Inc. (Class A) (a)	21,315	1,577,949
National Presto Industries, Inc. (b)	4,424	256,769
Orbital Sciences Corp. (a)	55,956	1,504,657
Teledyne Technologies, Inc. (a)	13,151	1,351,134

		8,851,026

AIR FREIGHT & LOGISTICS — 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	22,731	1,120,638
HUB Group, Inc. (Class A) (a)	31,861	1,213,267
UTI Worldwide, Inc. (a)(b)	84,030	1,014,242

		3,348,147

AIRLINES — 0.2%
SkyWest, Inc. (b)	47,516	631,013

AUTO COMPONENTS — 0.7%
Dorman Products, Inc. (a)	9,700	468,219
Drew Industries, Inc. (a)	9,000	459,630
Standard Motor Products, Inc.	19,358	737,927
Superior Industries International, Inc.	20,979	415,174

		2,080,950

BANKS — 9.5%
Banner Corp.	9,597	412,863
BBCN Bancorp, Inc.	73,700	1,059,806
Cardinal Financial Corp.	15,192	301,257
Central Pacific Financial Corp.	25,200	541,800
City Holding Co. (b)	13,860	644,906
Columbia Banking System, Inc.	27,689	764,493
Community Bank System, Inc. (b)	37,230	1,419,580
CVB Financial Corp. (b)	48,232	772,677
F.N.B. Corp. (b)	159,836	2,129,016
First BanCorp- Puerto Rico (a)	96,767	568,022
First Commonwealth Financial Corp.	49,366	455,155
First Financial Bancorp	56,265	1,045,966
First Financial Bankshares, Inc.	26,100	779,868
Hanmi Financial Corp.	29,583	645,205
Independent Bank Corp.-Massachusetts (b)	13,517	578,663
LegacyTexas Financial Group, Inc.	18,789	448,118
MB Financial, Inc.	—	10
National Penn Bancshares, Inc.	113,468	1,194,251
NBT Bancorp, Inc.	40,105	1,053,558
OFG Bancorp (b)	41,400	689,310
Old National Bancorp	98,390	1,464,043
S&T Bancorp, Inc.	27,284	813,336
Simmons First National Corp.	6,282	255,363
Sterling Bancorp	76,929	1,106,239
Susquehanna Bancshares, Inc.	167,077	2,243,844
Texas Capital Bancshares, Inc. (a)	13,400	728,022
Tompkins Financial Corp. (b)	10,985	607,471
UMB Financial Corp.	34,800	1,979,772
United Bankshares, Inc. (b)	35,034	1,312,023
United Community Banks, Inc.	41,900	793,586
Westamerica Bancorporation (b)	14,380	704,908
Wilshire Bancorp, Inc.	65,400	662,502
Wintrust Financial Corp.	43,003	2,010,820

		30,186,453

BIOTECHNOLOGY — 0.4%
Acorda Therapeutics, Inc. (a)	14,400	588,528
Emergent Biosolutions, Inc. (a)	8,658	235,757
Momenta Pharmaceuticals, Inc. (a)	22,624	272,393
Spectrum Pharmaceuticals, Inc. (a)(b)	31,700	219,681

		1,316,359

BUILDING PRODUCTS — 1.1%
American Woodmark Corp. (a)	3,830	154,885
Gibraltar Industries, Inc. (a)	26,874	436,971
Griffon Corp.	39,040	519,232
Quanex Building Products Corp. (b)	34,864	654,746
Simpson Manufacturing Co., Inc.	20,828	720,649
Universal Forest Products, Inc.	18,355	976,486

		3,462,969

CAPITAL MARKETS — 2.8%
Calamos Asset Management, Inc. (Class A)	15,493	206,367
Evercore Partners, Inc. (Class A)	15,700	822,209
Financial Engines, Inc. (b)	18,800	687,140
FXCM, Inc. (Class A) (b)	39,408	652,991
Greenhill & Co., Inc. (b)	12,039	524,900
Interactive Brokers Group, Inc. (Class A)	53,820	1,569,391
Investment Technology Group, Inc. (a)	32,284	672,153
Piper Jaffray Co., Inc. (a)	7,068	410,580
Stifel Financial Corp. (a)	60,885	3,106,353
Virtus Investment Partners, Inc.	2,400	409,176

		9,061,260

CHEMICALS — 3.4%
A. Schulman, Inc.	27,014	1,094,877
American Vanguard Corp. (b)	23,500	273,070
Calgon Carbon Corp. (a)	27,187	564,946
FutureFuel Corp.	20,683	269,293
H.B. Fuller Co.	26,800	1,193,404
Hawkins, Inc.	8,617	373,375
Innophos Holdings, Inc.	11,048	645,756
Intrepid Potash, Inc. (a)(b)	52,205	724,605
Koppers Holdings, Inc.	19,022	494,192
Kraton Performance Polymers, Inc. (a)	30,495	633,991
LSB Industries, Inc. (a)	18,070	568,121
OM Group, Inc.	28,541	850,522
Quaker Chemical Corp.	7,022	646,305
Rayonier Advanced Materials, Inc. (b)	39,514	881,162
Stepan Co.	17,778	712,542
Tredegar Corp.	23,733	533,755
Zep, Inc.	20,815	315,347

		10,775,263

COMMERCIAL SERVICES & SUPPLIES — 3.6%
ABM Industries, Inc.	47,552	1,362,365
Brady Corp. (Class A)	43,695	1,194,621

See accompanying notes to financial statements.

229

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

G & K Services, Inc. (Class A)	9,453	$669,745
Interface, Inc.	61,446	1,012,016
Matthews International Corp. (Class A)	14,271	694,570
Mobile Mini, Inc.	20,500	830,455
Tetra Tech, Inc.	57,583	1,537,466
The Brink’s Co.	45,008	1,098,645
UniFirst Corp.	7,689	933,829
United Stationers, Inc. (b)	35,785	1,508,696
Viad Corp.	18,581	495,369

		11,337,777

COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc. (b)	50,347	1,097,565
Black Box Corp.	14,073	336,345
CalAmp Corp. (a)	11,700	214,110
Comtech Telecommunications Corp.	8,095	255,154
Digi International, Inc. (a)	23,110	214,692
Harmonic, Inc. (a)	81,700	572,717
Ixia (a)	35,470	399,038
Netgear, Inc. (a)	31,692	1,127,601

		4,217,222

CONSTRUCTION & ENGINEERING — 1.4%
Aegion Corp. (a)	34,683	645,451
Comfort Systems USA, Inc.	34,578	591,975
Dycom Industries, Inc. (a)	14,800	519,332
EMCOR Group, Inc.	59,666	2,654,540
Orion Marine Group, Inc. (a)	14,021	154,932

		4,566,230

CONSUMER FINANCE — 0.9%
Cash America International, Inc.	26,795	606,103
Encore Capital Group, Inc. (a)(b)	9,800	435,120
Ezcorp, Inc. (Class A) (a)(b)	45,237	531,535
First Cash Financial Services, Inc. (a)	9,700	539,999
Green Dot Corp. (Class A) (a)	20,150	412,873
World Acceptance Corp. (a)(b)	3,562	283,001

		2,808,631

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	23,054	405,750

DISTRIBUTORS — 0.0% (c)
VOXX International Corp. (a)	17,764	155,613

DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)	9,300	342,891
Capella Education Co.	4,100	315,536
Career Education Corp. (a)	55,533	386,510
Regis Corp. (a)	41,483	695,255
Universal Technical Institute, Inc.	19,448	191,368

		1,931,560

DIVERSIFIED FINANCIAL SERVICES — 0.3%
MarketAxess Holdings, Inc.	11,400	817,494

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
8x8, Inc. (a)	45,600	417,696
Atlantic Tele-Network, Inc.	9,258	625,748
Cincinnati Bell, Inc. (a)	81,509	260,014
Lumos Networks Corp.	17,500	294,350

		1,597,808

ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	35,228	1,942,472
El Paso Electric Co.	37,108	1,486,546
UIL Holdings Corp. (b)	52,111	2,268,913

		5,697,931

ELECTRICAL EQUIPMENT — 1.6%
Encore Wire Corp.	17,263	644,428
EnerSys	41,700	2,573,724
Franklin Electric Co., Inc. (b)	20,158	756,530
General Cable Corp. (b)	45,118	672,258
Powell Industries, Inc. (b)	8,553	419,696
Vicor Corp. (a)(b)	7,881	95,360

		5,161,996

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.5%
Agilysys, Inc. (a)	7,887	99,297
Anixter International, Inc. (a)	25,070	2,217,692
Badger Meter, Inc.	4,602	273,129
Benchmark Electronics, Inc. (a)	48,773	1,240,785
Checkpoint Systems, Inc. (a)	38,766	532,257
Coherent, Inc. (a)	23,124	1,404,089
CTS Corp.	31,074	554,049
Daktronics, Inc.	36,400	455,364
Electro Scientific Industries, Inc.	16,096	124,905
Fabrinet (a)	27,487	487,619
FARO Technologies, Inc. (a)	6,100	382,348
II-VI, Inc. (a)	48,216	658,148
Insight Enterprises, Inc. (a)	37,986	983,458
Littelfuse, Inc.	7,724	746,679
Mercury Computer Systems, Inc. (a)	29,889	416,055
MTS Systems Corp.	6,600	495,198
Newport Corp. (a)	36,943	705,981
OSI Systems, Inc. (a)	8,656	612,585
Park Electrochemical Corp.	10,869	270,964
Plexus Corp. (a)	30,912	1,273,884
Rofin-Sinar Technologies, Inc. (a)	26,051	749,487
Rogers Corp. (a)	8,652	704,619
Sanmina Corp. (a)	75,902	1,785,974
Scansource, Inc. (a)	26,478	1,063,357
SYNNEX Corp. (b)	25,826	2,018,560
TTM Technologies, Inc. (a)(b)	49,486	372,630

		20,629,113

ENERGY EQUIPMENT & SERVICES — 3.6%
Basic Energy Services, Inc. (a)(b)	32,438	227,390
Bristow Group, Inc.	32,365	2,129,293
C&J Energy Services, Inc. (a)	42,600	562,746
Era Group, Inc. (a)	9,500	200,925
Exterran Holdings, Inc.	62,882	2,048,696
Geospace Technologies Corp. (a)(b)	12,200	323,300
Gulf Island Fabrication, Inc.	12,344	239,350
Gulfmark Offshore, Inc. (Class A) (b)	24,451	597,093
Hornbeck Offshore Services, Inc. (a)(b)	30,010	749,350
ION Geophysical Corp. (a)(b)	118,778	326,640
Matrix Service Co. (a)	24,600	549,072
Newpark Resources, Inc. (a)	77,900	743,166
Paragon Offshore PLC (b)	78,639	217,830

See accompanying notes to financial statements.

230

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Pioneer Energy Services Corp. (a)	59,221	$328,084
SEACOR Holdings, Inc. (a)	16,350	1,206,794
Tesco Corp.	33,500	429,470
Tetra Technologies, Inc. (a)	73,815	493,084

		11,372,283

FOOD & STAPLES RETAILING — 1.7%
Casey’s General Stores, Inc.	35,586	3,214,128
SpartanNash Co.	34,325	897,255
The Andersons, Inc.	24,883	1,322,283

		5,433,666

FOOD PRODUCTS — 1.5%
B&G Foods, Inc. (b)	23,411	699,989
Darling Ingredients, Inc. (a)	151,912	2,758,722
Diamond Foods, Inc. (a)(b)	12,474	352,141
Sanderson Farms, Inc. (b)	8,564	719,590
Seneca Foods Corp. (Class A) (a)	6,460	174,614

		4,705,056

GAS UTILITIES — 3.3%
New Jersey Resources Corp. (b)	20,206	1,236,607
Northwest Natural Gas Co. (b)	24,931	1,244,057
Piedmont Natural Gas Co., Inc.	38,899	1,533,010
South Jersey Industries, Inc.	30,934	1,822,941
Southwest Gas Corp.	42,910	2,652,267
The Laclede Group, Inc. (b)	39,707	2,112,412

		10,601,294

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Analogic Corp.	11,398	964,385
AngioDynamics, Inc. (a)	23,739	451,278
CONMED Corp.	14,574	655,247
CryoLife, Inc.	11,400	129,162
Cyberonics, Inc. (a)	9,500	528,960
Greatbatch, Inc. (a)	9,087	447,989
Haemonetics Corp. (a)	24,002	898,155
ICU Medical, Inc. (a)	4,733	387,633
Integra LifeSciences Holdings Corp. (a)	11,877	644,090
Invacare Corp.	27,064	453,592
Masimo Corp. (a)	17,700	466,218
Meridian Bioscience, Inc. (b)	21,284	350,335
Merit Medical Systems, Inc. (a)	40,280	698,052
Neogen Corp. (a)	12,700	629,793
NuVasive, Inc. (a)	17,900	844,164
SurModics, Inc. (a)	4,900	108,290
West Pharmaceutical Services, Inc. (b)	26,800	1,426,832

		10,084,175

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Air Methods Corp. (a)	14,200	625,226
Almost Family, Inc. (a)	7,149	206,963
Amedisys, Inc. (a)(b)	15,797	463,642
AmSurg Corp. (a)	16,787	918,752
Bio-Reference Laboratories, Inc. (a)(b)	10,268	329,911
Corvel Corp. (a)	4,200	156,324
Cross Country Healthcare, Inc. (a)	13,655	170,414
Hanger, Inc. (a)	32,730	716,787
Healthways, Inc. (a)(b)	32,787	651,805
IPC The Hospitalist Co. (a)	16,000	734,240
Kindred Healthcare, Inc.	63,904	1,161,775
Landauer, Inc. (b)	4,214	143,866
LHC Group, Inc. (a)	11,281	351,742
Magellan Health, Inc. (a)	25,590	1,536,168
MWI Veterinary Supply, Inc. (a)	3,900	662,649
PharMerica Corp. (a)	27,904	577,892
The Providence Service Corp. (a)	5,090	185,480

		9,593,636

HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs and Systems, Inc. (b)	3,989	242,332
MedAssets, Inc. (a)	24,607	486,234
Medidata Solutions, Inc. (a)(b)	19,100	912,025

		1,640,591

HOTELS, RESTAURANTS & LEISURE — 2.1%
Biglari Holdings, Inc. (a)	1,586	633,623
Bob Evans Farms, Inc.	12,897	660,068
Boyd Gaming Corp. (a)(b)	72,367	924,850
Cracker Barrel Old Country Store, Inc. (b)	9,068	1,276,412
DineEquity, Inc.	7,165	742,581
Interval Leisure Group, Inc.	17,217	359,663
Marcus Corp.	17,000	314,670
Monarch Casino & Resort, Inc. (a)	5,100	84,609
Red Robin Gourmet Burgers, Inc. (a)	13,000	1,000,675
Ruby Tuesday, Inc. (a)	57,419	392,746
Ruth’s Hospitality Group, Inc.	18,000	270,000

		6,659,897

HOUSEHOLD DURABLES — 0.9%
Ethan Allen Interiors, Inc. (b)	24,128	747,244
iRobot Corp. (a)(b)	12,870	446,846
La-Z-Boy, Inc.	47,500	1,274,900
M/I Homes, Inc. (a)	22,710	521,422

		2,990,412

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	39,778	379,880
WD-40 Co. (b)	4,700	399,876

		779,756

INSURANCE — 4.1%
American Equity Investment Life Holding Co.	37,119	1,083,504
AMERISAFE, Inc.	8,589	363,830
eHealth, Inc. (a)	8,600	214,312
Employers Holdings, Inc.	29,200	686,492
Horace Mann Educators Corp.	38,505	1,277,596
Infinity Property & Casualty Corp.	10,638	821,892
Meadowbrook Insurance Group, Inc. (b)	42,422	358,890
Montpelier Re Holdings, Ltd. (b)	15,685	561,837
ProAssurance Corp.	52,566	2,373,355
RLI Corp. (b)	19,905	983,307
Safety Insurance Group, Inc.	11,521	737,459
Selective Insurance Group, Inc.	51,882	1,409,634
Stewart Information Services Corp.	20,534	760,579

See accompanying notes to financial statements.

231

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

The Navigators Group, Inc. (a)	10,029	$735,527
United Fire Group, Inc.	19,498	579,675

		12,947,889

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	5,251	189,088
FTD Cos., Inc. (a)(b)	6,868	239,144
NutriSystem, Inc.	14,409	281,696
PetMed Express, Inc. (b)	18,754	269,495

		979,423

INTERNET SOFTWARE & SERVICES — 0.7%
Blucora, Inc. (a)	38,000	526,300
Liquidity Services, Inc. (a)(b)	22,750	185,868
LivePerson, Inc. (a)	15,728	221,765
Monster Worldwide, Inc. (a)(b)	80,504	371,928
NIC, Inc.	20,800	374,192
Perficient, Inc. (a)	16,000	298,080
QuinStreet, Inc. (a)(b)	23,130	140,399
XO Group, Inc. (a)	10,100	183,921

		2,302,453

IT SERVICES — 1.8%
CACI International, Inc. (Class A) (a)	21,867	1,884,498
CIBER, Inc. (a)	62,762	222,805
CSG Systems International, Inc. (b)	31,875	799,106
ExlService Holdings, Inc. (a)	11,288	324,078
Forrester Research, Inc.	3,611	142,129
Heartland Payment Systems, Inc. (b)	10,766	580,826
ManTech International Corp. (Class A)	21,759	657,775
Sykes Enterprises, Inc. (a)	36,149	848,417
TeleTech Holdings, Inc. (a)	16,312	386,268

		5,845,902

LEISURE PRODUCTS — 0.4%
Arctic Cat, Inc.	12,000	426,000
Callaway Golf Co. (b)	71,900	553,630
Sturm Ruger & Co, Inc. (b)	8,800	304,744

		1,284,374

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Luminex Corp. (a)	14,830	278,211

MACHINERY — 3.9%
Actuant Corp. (Class A)	59,794	1,628,788
Albany International Corp. (Class A)	15,217	578,094
Astec Industries, Inc.	17,448	685,881
Barnes Group, Inc.	45,014	1,665,968
Briggs & Stratton Corp. (b)	42,048	858,620
CIRCOR International, Inc.	16,400	988,592
EnPro Industries, Inc. (a)	11,347	712,138
ESCO Technologies, Inc.	13,892	512,615
Federal Signal Corp.	28,400	438,496
John Bean Technologies Corp.	15,379	505,354
Lindsay Corp. (b)	4,239	363,452
Mueller Industries, Inc.	30,222	1,031,779
Standex International Corp.	4,215	325,651
Tennant Co.	7,836	565,524
Titan International, Inc. (b)	49,752	528,864
Watts Water Technologies, Inc. (Class A)	14,477	918,421

		12,308,237

MEDIA — 0.4%
Harte-Hanks, Inc.	38,792	300,250
Scholastic Corp. (b)	24,530	893,383
Sizmek, Inc. (a)	19,219	120,311

		1,313,944

METALS & MINING — 2.2%
A.M. Castle & Co. (a)(b)	15,789	125,996
AK Steel Holding Corp. (a)(b)	164,224	975,491
Globe Specialty Metals, Inc.	30,929	532,907
Haynes International, Inc.	11,533	559,350
Kaiser Aluminum Corp. (b)	16,330	1,166,452
Materion Corp.	18,675	657,920
Olympic Steel, Inc.	8,295	147,485
RTI International Metals, Inc. (a)	28,506	720,062
Stillwater Mining Co. (a)(b)	62,229	917,255
SunCoke Energy, Inc.	60,862	1,177,071

		6,979,989

MULTI-UTILITIES — 1.0%
Avista Corp. (b)	52,704	1,863,086
NorthWestern Corp.	21,931	1,240,856

		3,103,942

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	32,123	559,261

OIL, GAS & CONSUMABLE FUELS — 2.1%
Approach Resources, Inc. (a)(b)	17,881	114,259
Arch Coal, Inc. (b)	193,320	344,110
Bill Barrett Corp. (a)(b)	46,087	524,931
Bonanza Creek Energy, Inc. (a)	12,200	292,800
Cloud Peak Energy, Inc. (a)(b)	56,610	519,680
Comstock Resources, Inc. (b)	40,372	274,933
Contango Oil & Gas Co. (a)	14,719	430,383
Green Plains, Inc. (b)	31,770	787,261
Northern Oil and Gas, Inc. (a)	53,200	300,580
PDC Energy, Inc. (a)	32,973	1,360,796
Penn Virginia Corp. (a)(b)	66,321	443,024
Rex Energy Corp. (a)(b)	45,200	230,520
Stone Energy Corp. (a)(b)	52,100	879,448
Swift Energy Co. (a)(b)	39,655	160,603

		6,663,328

PAPER & FOREST PRODUCTS — 1.2%
Boise Cascade Co. (a)	18,626	691,956
Clearwater Paper Corp. (a)	9,933	680,907
P.H. Glatfelter Co.	39,811	1,017,967
Schweitzer-Mauduit International, Inc.	27,973	1,183,258
Wausau Paper Corp.	30,632	348,286

		3,922,374

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	15,800	433,710
Medifast, Inc. (a)(b)	4,699	157,651

		591,361

See accompanying notes to financial statements.

232

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

PHARMACEUTICALS — 0.3%
The Medicines Co. (a)	35,200	$973,984

PROFESSIONAL SERVICES — 1.9%
CDI Corp.	13,125	232,444
Exponent, Inc.	4,645	383,212
Heidrick & Struggles International, Inc.	14,822	341,647
Insperity, Inc.	20,861	706,979
Kelly Services, Inc. (Class A)	27,617	470,041
Korn/Ferry International (a)	24,755	711,954
Navigant Consulting, Inc. (a)	44,959	691,020
Resources Connection, Inc.	35,335	581,261
TrueBlue, Inc. (a)	38,877	865,013
WageWorks, Inc. (a)(b)	15,222	982,885

		5,966,456

REAL ESTATE INVESTMENT TRUSTS — 4.4%
Acadia Realty Trust	23,795	762,154
Agree Realty Corp.	7,852	244,119
Aviv REIT, Inc.	9,792	337,628
Capstead Mortgage Corp. (b)	87,807	1,078,270
Cedar Realty Trust, Inc.	19,157	140,612
EastGroup Properties, Inc.	10,637	673,535
EPR Properties	24,861	1,432,739
Franklin Street Properties Corp.	42,152	517,205
Getty Realty Corp.	24,156	439,881
Government Properties Income Trust (b)	64,600	1,486,446
Kite Realty Group Trust	76,870	2,209,244
Lexington Realty Trust (b)	73,701	809,237
LTC Properties, Inc.	12,558	542,129
Parkway Properties, Inc.	34,395	632,524
Pennsylvania Real Estate Investment Trust	24,228	568,389
PS Business Parks, Inc.	7,039	559,882
The Geo Group, Inc.	29,948	1,208,701
Urstadt Biddle Properties, Inc. (Class A)	10,214	223,482

		13,866,177

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a)	32,400	498,960

ROAD & RAIL — 0.3%
Celadon Group, Inc.	20,403	462,944
Roadrunner Transportation Systems, Inc. (a)	25,724	600,656

		1,063,600

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Energy Industries, Inc. (a)	35,000	829,500
Brooks Automation, Inc.	62,065	791,329
Cabot Microelectronics Corp. (a)	11,665	551,988
CEVA, Inc. (a)	9,779	177,391
Cirrus Logic, Inc. (a)(b)	23,972	565,020
Cohu, Inc.	23,406	278,531
Diodes, Inc. (a)	12,618	347,878
DSP Group, Inc. (a)	9,275	100,819
Entropic Communications, Inc. (a)	60,163	152,212
Exar Corp. (a)	24,487	249,767
Kopin Corp. (a)(b)	33,235	120,311
Kulicke & Soffa Industries, Inc. (a)	70,548	1,020,124
Micrel, Inc.	14,971	217,229
Microsemi Corp. (a)	35,265	1,000,821
MKS Instruments, Inc.	27,175	994,605
Nanometrics, Inc. (a)	13,648	229,559
Pericom Semiconductor Corp. (a)	8,264	111,895
Power Integrations, Inc.	13,177	681,778
Rudolph Technologies, Inc. (a)	30,016	307,064
Ultratech, Inc. (a)(b)	17,542	325,580
Veeco Instruments, Inc. (a)(b)	20,541	716,470

		9,769,871

SOFTWARE — 0.9%
Bottomline Technologies, Inc. (a)	18,821	475,795
Ebix, Inc. (b)	14,731	250,280
EPIQ Systems, Inc.	12,190	208,205
Interactive Intelligence Group (a)	7,000	335,300
Monotype Imaging Holdings, Inc.	14,200	409,386
Progress Software Corp. (a)	20,950	566,069
Quality Systems, Inc.	24,941	388,830
Tangoe, Inc. (a)(b)	19,510	254,215

		2,888,080

SPECIALTY RETAIL — 5.1%
Aeropostale, Inc. (a)(b)	71,317	165,455
Barnes & Noble, Inc. (a)(b)	39,692	921,648
Big 5 Sporting Goods Corp.	16,383	239,683
Brown Shoe Co., Inc.	22,742	731,155
Christopher & Banks Corp. (a)	18,474	105,487
Genesco, Inc. (a)	22,148	1,696,980
Group 1 Automotive, Inc.	10,070	902,473
Haverty Furniture Cos., Inc.	19,169	421,910
Hibbett Sports, Inc. (a)(b)	12,721	616,078
Kirkland’s, Inc. (a)	13,800	326,232
Lithia Motors, Inc. (Class A) (b)	10,100	875,569
Lumber Liquidators Holdings, Inc. (a)(b)	11,500	762,565
MarineMax, Inc. (a)	10,400	208,520
Monro Muffler Brake, Inc. (b)	11,379	657,706
Pep Boys-Manny, Moe & Jack (a)	49,601	487,082
Sonic Automotive, Inc. (Class A)	30,890	835,266
Stage Stores, Inc.	29,505	610,754
Stein Mart, Inc.	25,736	376,260
The Buckle, Inc. (b)	12,977	681,552
The Cato Corp. (Class A)	11,659	491,777
The Children’s Place, Inc. (b)	19,608	1,117,656
The Finish Line, Inc. (Class A)	22,142	538,272
The Men’s Wearhouse, Inc.	42,025	1,855,404
Vitamin Shoppe, Inc. (a)(b)	15,737	764,503

		16,389,987

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
QLogic Corp. (a)	81,707	1,088,337

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Crocs, Inc. (a)	76,560	956,235
Movado Group, Inc.	16,800	476,616
Oxford Industries, Inc.	6,753	372,833
Perry Ellis International, Inc. (a)	11,195	290,286

See accompanying notes to financial statements.

233

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Quiksilver, Inc. (a)(b)	111,719	$246,899
Steven Madden, Ltd. (a)	19,900	633,417
Unifi, Inc. (a)	13,200	392,436

		3,368,722

THRIFTS & MORTGAGE FINANCE — 1.2%
Brookline Bancorp, Inc.	33,028	331,271
Dime Community Bancshares	27,999	455,824
Northwest Bancshares, Inc. (b)	88,028	1,102,991
Oritani Financial Corp.	16,600	255,640
Provident Financial Services, Inc.	49,962	902,313
TrustCo Bank Corp. NY (b)	88,027	639,076

		3,687,115

TOBACCO — 0.3%
Alliance One International, Inc. (a)	74,512	117,729
Universal Corp. (b)	21,499	945,526

		1,063,255

TRADING COMPANIES & DISTRIBUTORS — 1.3%
Aceto Corp.	13,392	290,606
Applied Industrial Technologies, Inc.	38,013	1,733,013
DXP Enterprises, Inc. (a)	11,900	601,307
Kaman Corp.	24,885	997,640
Veritiv Corp. (a)	7,602	394,316

		4,016,882

WATER UTILITIES — 0.2%
American States Water Co.	13,842	521,290

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (b)	15,645	65,553
Spok Holdings, Inc.	20,107	349,057

		414,610

TOTAL COMMON STOCKS —
(Cost $294,187,243)		317,559,345

SHORT TERM INVESTMENTS — 15.0%
MONEY MARKET FUNDS — 15.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	47,360,851	47,360,851
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	534,915	534,915

TOTAL SHORT TERM INVESTMENT —
(Cost $47,895,766)		47,895,766

TOTAL INVESTMENTS — 114.8% (g)
(Cost $342,083,009)		365,455,111
OTHER ASSETS & LIABILITIES — (14.8)%		(47,116,704)

NET ASSETS — 100.0%		$318,338,407

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

234

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 1.1%
BHP Billiton, Ltd.	22,173	$532,927
National Australia Bank, Ltd.	22,560	620,322

		1,153,249

BELGIUM — 0.7%
Anheuser-Busch InBev NV	6,434	730,743

BRAZIL — 1.3%
Cia Energetica de Minas Gerais	106,502	526,460
Petroleo Brasileiro SA Preference Shares (a)	1,500	5,654
Petroleo Brasileiro SA Preference Shares ADR	40,517	307,119
Vale SA Preference Shares	70,677	511,293

		1,350,526

CANADA — 1.7%
Canadian Oil Sands, Ltd.	37,030	333,134
Potash Corp. of Saskatchewan, Inc.	20,889	740,696
Royal Bank of Canada (b)	9,680	670,601

		1,744,431

CHINA — 2.6%
China Construction Bank Corp.	958,461	787,300
China Petroleum & Chemical Corp. (Class H)	704,744	567,987
Industrial & Commercial Bank of China (Class H)	1,078,016	786,807
PetroChina Co., Ltd. (Class H)	527,431	584,912

		2,727,006

DENMARK — 0.6%
Vestas Wind Systems A/S (a)	17,402	640,512

FINLAND — 0.7%
Sampo Oyj (Class A)	14,822	696,251

FRANCE — 4.9%
BNP Paribas	10,258	611,449
Carrefour SA	21,540	659,431
Compagnie de Saint-Gobain	14,748	628,708
GDF Suez	28,459	669,107
Hermes International (b)	210	74,912
LVMH Moet Hennessy Louis Vuitton SA	4,063	650,199
Societe Generale SA	13,256	561,255
Total SA	11,037	567,868
Vinci SA	12,043	663,201

		5,086,130

GERMANY — 4.4%
Allianz SE	4,138	687,737
BASF SE	7,142	603,915
Daimler AG	8,777	732,504
Deutsche Bank AG	20,370	615,848
E.ON SE	38,292	657,729
SAP SE	9,245	651,750
Siemens AG	5,687	645,146

		4,594,629

HONG KONG — 1.9%
China Mobile, Ltd.	55,521	647,937
CLP Holdings, Ltd.	84,834	735,680
Hutchison Whampoa, Ltd.	54,759	630,217

		2,013,834

INDIA — 1.3%
Infosys, Ltd. ADR (b)	23,542	740,631
Reliance Industries, Ltd.	7,452	105,206
Reliance Industries, Ltd. GDR (c)	17,600	496,320

		1,342,157

ITALY — 1.2%
Assicurazioni Generali SpA	33,973	698,854
UniCredit SpA	87,697	566,138

		1,264,992

JAPAN — 9.7%
Bridgestone Corp.	20,749	726,678
Canon, Inc.	21,921	702,178
Honda Motor Co., Ltd.	20,775	610,973
Komatsu, Ltd. (b)	30,403	680,609
Mitsubishi Corp.	34,289	634,044
Mitsubishi UFJ Financial Group, Inc.	124,047	687,512
Mitsui & Co., Ltd.	44,151	597,113
Mizuho Financial Group, Inc.	377,741	637,996
Nippon Steel & Sumitomo Metal Corp. (b)	261,961	657,442
Panasonic Corp.	58,244	693,225
Seven & I Holdings Co., Ltd.	18,896	686,920
Softbank Corp.	9,200	553,251
Sony Corp.	36,062	743,678
Takeda Pharmaceutical Co., Ltd.	16,009	667,158
Toyota Motor Corp.	12,174	767,431

		10,046,208

LUXEMBOURG — 0.5%
ArcelorMittal (b)	49,874	548,461

MEXICO — 0.6%
America Movil SAB de CV	554,852	617,349

PORTUGAL — 0.6%
EDP — Energias de Portugal SA	162,576	633,061

RUSSIA — 0.4%
Gazprom OAO ADR	98,684	458,881

SOUTH AFRICA — 0.6%
MTN Group, Ltd.	31,453	601,967

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	1,170	707,850

SPAIN — 1.8%
Banco Bilbao Vizcaya Argentaria SA	57,899	550,257
Banco Santander SA	73,307	620,581
Telefonica SA	46,463	670,173

		1,841,011

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson (Class B)	56,042	675,446

SWITZERLAND — 3.9%
ABB, Ltd. (a)	31,229	664,400
Credit Suisse Group AG (a)	26,399	666,318
Nestle SA	9,392	689,525

See accompanying notes to financial statements.

235

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Novartis AG	7,627	$708,855
Roche Holding AG	2,432	660,591
UBS Group AG (a)	40,539	697,239

		4,086,928

TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,820	779,272

UNITED KINGDOM — 6.9%
Anglo American PLC	29,634	554,713
AstraZeneca PLC	9,731	691,209
BAE Systems PLC	95,850	705,423
BP PLC	93,568	599,632
GlaxoSmithKline PLC	30,484	654,043
HSBC Holdings PLC	66,964	635,461
National Grid PLC	49,312	705,925
Rio Tinto PLC	13,709	641,273
Royal Dutch Shell PLC (Class A)	18,421	616,551
Tesco PLC	193,575	570,462
Vodafone Group PLC	215,925	749,620

		7,124,312

UNITED STATES — 50.1%
3M Co. (b)	4,906	806,154
Abbott Laboratories	16,833	757,822
Alcoa, Inc.	42,933	677,912
Amazon.com, Inc. (a)	2,156	669,115
American Express Co.	8,182	761,253
Amgen, Inc.	5,128	816,839
Apple, Inc.	7,046	777,737
AT&T, Inc. (b)	20,788	698,269
Bank of America Corp.	42,786	765,442
Baxter International, Inc.	9,587	702,631
Berkshire Hathaway, Inc. (Class B) (a)	5,228	784,984
Carnival Corp.	18,307	829,856
Caterpillar, Inc.	6,833	625,425
Chevron Corp.	5,784	648,849
Cisco Systems, Inc.	28,447	791,253
Colgate-Palmolive Co.	11,134	770,361
ConocoPhillips	9,100	628,446
CVS Health Corp.	8,832	850,610
Deere & Co. (b)	8,717	771,193
Duke Energy Corp. (b)	9,778	816,854
E. I. du Pont de Nemours & Co. (b)	11,060	817,776
eBay, Inc. (a)	13,754	771,874
Express Scripts Holding Co. (a)	9,702	821,468
Exxon Mobil Corp. (b)	7,451	688,845
Facebook, Inc. (Class A) (a)	9,244	721,217
FedEx Corp.	4,604	799,531
Freeport-McMoRan, Inc.	20,894	488,084
General Electric Co.	27,586	697,098
Gilead Sciences, Inc. (a)(b)	6,868	647,378
Google, Inc. (Class A) (a)	590	313,089
Google, Inc. (Class C) (a)	592	311,629
Hewlett-Packard Co.	19,541	784,180
Honeywell International, Inc.	7,607	760,091
Intel Corp. (b)	20,706	751,421
International Business Machines Corp. (b)	3,693	592,505
Johnson & Johnson	6,855	716,827
JPMorgan Chase & Co.	11,853	741,761
McDonald’s Corp.	7,664	718,117
Medtronic, Inc. (b)	10,945	790,229
Merck & Co., Inc.	11,979	680,287
Microsoft Corp.	15,305	710,917
Mondelez International, Inc. (Class A)	20,208	734,056
Monsanto Co.	6,297	752,303
NIKE, Inc. (Class B)	8,710	837,467
Pfizer, Inc.	24,314	757,381
Philip Morris International, Inc.	8,462	689,230
QUALCOMM, Inc.	9,453	702,642
Schlumberger, Ltd. (b)	6,991	597,101
Southwest Airlines Co.	21,128	894,137
Starbucks Corp.	9,436	774,224
The Bank of New York Mellon Corp.	17,923	727,136
The Boeing Co.	5,598	727,628
The Coca-Cola Co.	17,288	729,899
The Goldman Sachs Group, Inc.	3,886	753,223
The Home Depot, Inc.	8,017	841,545
The NASDAQ OMX Group, Inc.	16,303	781,892
The Priceline Group, Inc. (a)	582	663,602
The Procter & Gamble Co.	8,572	780,823
The Travelers Cos., Inc.	7,702	815,257
The Walt Disney Co.	7,945	748,340
The Williams Cos., Inc.	12,773	574,019
Time Warner, Inc.	9,256	790,648
Twenty-First Century Fox, Inc. (Class A) (b)	20,365	782,118
Union Pacific Corp.	6,674	795,074
United Parcel Service, Inc. (Class B)	7,294	810,874
United Technologies Corp.	6,618	761,070
UnitedHealth Group, Inc.	8,331	842,181
Verizon Communications, Inc.	14,793	692,017
Visa, Inc. (Class A) (b)	3,287	861,851
Wal-Mart Stores, Inc.	9,471	813,369
Wells Fargo & Co.	13,853	759,421

		52,065,857

TOTAL COMMON STOCKS —
(Cost $94,934,741)		103,531,063

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 01/07/15) (a)(b) (Cost $5,680)	57,899	5,535

SHORT TERM INVESTMENTS — 7.9%
MONEY MARKET FUNDS — 7.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,186,507	8,186,507

See accompanying notes to financial statements.

236

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	18,597	$18,597

TOTAL SHORT TERM INVESTMENT —
(Cost $8,205,104)		8,205,104

TOTAL INVESTMENTS — 107.6% (h)
(Cost $103,145,525)		111,741,702
OTHER ASSETS & LIABILITIES — (7.6)%		(7,882,430)

NET ASSETS — 100.0%		$103,859,272

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

237

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
DIVERSIFIED REITS — 5.5%
Cousins Properties, Inc.	1,071,202	$12,233,127
Liberty Property Trust	774,756	29,154,068
PS Business Parks, Inc.	102,373	8,142,749
Vornado Realty Trust	912,740	107,438,625
Washington Real Estate Investment Trust (a)	352,244	9,743,069

		166,711,638

INDUSTRIAL REITS — 5.6%
DCT Industrial Trust, Inc.	458,970	16,366,870
DuPont Fabros Technology, Inc. (a)	344,714	11,458,293
EastGroup Properties, Inc.	167,124	10,582,292
First Industrial Realty Trust, Inc.	583,589	11,998,590
First Potomac Realty Trust (a)	304,488	3,763,472
ProLogis, Inc.	2,613,887	112,475,557
Rexford Industrial Realty, Inc.	215,677	3,388,286

		170,033,360

OFFICE REITS — 15.8%
Alexandria Real Estate Equities, Inc.	375,652	33,335,359
BioMed Realty Trust, Inc. (a)	1,031,447	22,217,369
Boston Properties, Inc.	800,425	103,006,693
Brandywine Realty Trust	935,733	14,953,013
Columbia Property Trust, Inc.	651,312	16,510,759
Corporate Office Properties Trust	481,916	13,671,957
Digital Realty Trust, Inc. (a)	708,459	46,970,832
Douglas Emmett, Inc.	709,698	20,155,423
Duke Realty Corp.	1,786,429	36,085,866
Equity Commonwealth	671,660	17,241,512
Franklin Street Properties Corp.	473,752	5,812,937
Highwoods Properties, Inc.	477,644	21,150,076
Kilroy Realty Corp.	439,691	30,369,458
Mack-Cali Realty Corp.	442,422	8,432,563
New York REIT, Inc. (a)	843,943	8,937,356
Parkway Properties, Inc.	438,465	8,063,371
Piedmont Office Realty Trust, Inc. (Class A)	804,113	15,149,489
SL Green Realty Corp. (a)	504,527	60,048,804

		482,112,837

RESIDENTIAL REITS — 18.9%
American Campus Communities, Inc.	548,067	22,668,051
American Homes 4 Rent (Class A)	740,694	12,614,019
Apartment Investment & Management Co. (Class A)	762,480	28,326,132
Associated Estates Realty Corp. (a)	304,724	7,072,644
AvalonBay Communities, Inc. (a)	690,145	112,762,792
Camden Property Trust	451,655	33,350,205
Education Realty Trust, Inc.	247,770	9,065,904
Equity Lifestyle Properties, Inc.	415,544	21,421,293
Equity Residential	1,894,357	136,090,607
Essex Property Trust, Inc. (a)	334,288	69,063,901
Home Properties, Inc.	299,093	19,620,501
Mid-America Apartment Communities, Inc. (a)	392,481	29,310,481
Post Properties, Inc.	283,810	16,679,514
Silver Bay Realty Trust Corp. (a)	193,215	3,199,640
Sun Communities, Inc. (a)	235,883	14,261,486
UDR, Inc.	1,334,999	41,144,669

		576,651,839

RETAIL REITS — 26.3%
Acadia Realty Trust	352,026	11,275,393
Brixmor Property Group, Inc.	716,944	17,808,889
CBL & Associates Properties, Inc. (a)	887,341	17,232,162
Cedar Realty Trust, Inc.	371,366	2,725,826
DDR Corp. (a)	1,560,281	28,646,759
Equity One, Inc.	405,110	10,273,590
Federal Realty Investment Trust	356,229	47,542,322
General Growth Properties, Inc.	3,280,574	92,282,547
Glimcher Realty Trust	768,376	10,557,486
Inland Real Estate Corp.	469,216	5,137,915
Kimco Realty Corp.	2,150,896	54,073,526
Kite Realty Group Trust	439,653	12,635,627
Pennsylvania Real Estate Investment Trust	363,341	8,523,980
Ramco-Gershenson Properties Trust	403,507	7,561,721
Regency Centers Corp. (a)	486,395	31,022,273
Rouse Properties, Inc. (a)	183,128	3,391,531
Saul Centers, Inc.	59,476	3,401,432
Simon Property Group, Inc.	1,624,737	295,880,855
Tanger Factory Outlet Centers, Inc.	499,879	18,475,528
Taubman Centers, Inc.	330,179	25,232,279
The Macerich Co.	735,607	61,356,980
Washington Prime Group, Inc.	808,299	13,918,909
Weingarten Realty Investors (a)	586,394	20,476,879

		799,434,409

SPECIALIZED REITS — 27.3%
Ashford Hospitality Prime, Inc. (a)	127,009	2,179,474
Ashford Hospitality Trust, Inc.	410,561	4,302,679
CubeSmart	853,185	18,829,793
DiamondRock Hospitality Co.	1,019,764	15,163,891
Extra Space Storage, Inc.	576,500	33,805,960
FelCor Lodging Trust, Inc.	584,697	6,326,422
HCP, Inc.	2,400,982	105,715,237
Health Care REIT, Inc.	1,712,986	129,621,651
Healthcare Realty Trust, Inc.	515,161	14,074,199
Hersha Hospitality Trust	1,043,894	7,338,575
Hospitality Properties Trust	781,655	24,231,305
Host Hotels & Resorts, Inc. (a)	3,959,145	94,108,877
LaSalle Hotel Properties	582,403	23,569,849
LTC Properties, Inc.	184,220	7,952,777
Pebblebrook Hotel Trust	372,221	16,984,444
Public Storage	758,508	140,210,204
Senior Housing Properties Trust	1,063,120	23,505,583
Sovran Self Storage, Inc.	175,933	15,344,876
Strategic Hotels & Resorts, Inc. (b)	1,393,632	18,437,751
Sunstone Hotel Investors, Inc.	1,070,515	17,674,203
Universal Health Realty Income Trust (a)	66,892	3,218,843
Ventas, Inc. (a)	1,538,627	110,319,556

		832,916,149

TOTAL COMMON STOCKS —
(Cost $2,361,617,621)		3,027,860,232

See accompanying notes to financial statements.

238

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 2.9%
MONEY MARKET FUNDS — 2.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	78,706,748	$78,706,748
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	7,608,937	7,608,937

TOTAL SHORT TERM INVESTMENT —
(Cost $86,315,685)		86,315,685

TOTAL INVESTMENTS — 102.3% (f)
(Cost $2,447,933,306)		3,114,175,917
OTHER ASSETS & LIABILITIES — (2.3)%		(69,019,738)

NET ASSETS — 100.0%		$3,045,156,179

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

239

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.2%
Northern Trust Corp.	625,452	$42,155,465
The Bank of New York Mellon Corp.	1,032,518	41,889,255

		84,044,720

DIVERSIFIED BANKS — 6.5%
Bank of America Corp.	2,406,201	43,046,936
Comerica, Inc.	928,914	43,510,332
U.S. Bancorp	939,144	42,214,523
Wells Fargo & Co.	767,566	42,077,968

		170,849,759

OTHER DIVERSIFIED FINANCIAL SERVICES — 4.8%
Citigroup, Inc.	771,830	41,763,721
JPMorgan Chase & Co.	686,513	42,961,984
Voya Financial, Inc.	1,028,880	43,603,934

		128,329,639

REGIONAL BANKS — 69.8%
Associated Banc-Corp. (a)	2,282,281	42,518,895
BancorpSouth, Inc.	1,925,187	43,335,959
Bank of Hawaii Corp. (a)	724,171	42,950,582
Bank of the Ozarks, Inc. (a)	1,169,336	44,341,221
BB&T Corp.	1,100,588	42,801,867
CIT Group, Inc.	892,594	42,692,771
City National Corp.	530,103	42,837,623
Commerce Bancshares, Inc. (a)	970,572	42,210,176
Cullen/Frost Bankers, Inc. (a)	588,882	41,598,624
East West Bancorp, Inc.	1,100,861	42,614,329
F.N.B. Corp.	3,308,064	44,063,413
Fifth Third Bancorp	2,088,087	42,544,773
First Horizon National Corp. (a)	3,205,193	43,526,521
First Republic Bank	820,957	42,788,279
FirstMerit Corp.	2,278,496	43,040,789
Fulton Financial Corp.	3,472,506	42,920,174
Glacier Bancorp, Inc.	1,564,262	43,439,556
Hancock Holding Co.	1,401,944	43,039,681
Huntington Bancshares, Inc.	4,097,252	43,103,091
IBERIABANK Corp.	663,480	43,026,678
Investors Bancorp, Inc.	3,791,922	42,564,324
KeyCorp	3,099,165	43,078,394
M&T Bank Corp. (a)	338,254	42,491,468
MB Financial, Inc.	1,327,096	43,608,375
PacWest Bancorp	911,488	41,436,244
PNC Financial Services Group, Inc.	469,752	42,855,475
Popular, Inc. (b)	1,285,251	43,762,797
PrivateBancorp, Inc.	1,315,190	43,927,346
Prosperity Bancshares, Inc. (a)	772,945	42,790,235
Regions Financial Corp.	4,117,690	43,482,806
Signature Bank (b)	346,673	43,666,931
SunTrust Banks, Inc.	1,024,555	42,928,855
Susquehanna Bancshares, Inc.	3,156,084	42,386,208
SVB Financial Group (b)	379,947	44,100,448
Synovus Financial Corp.	1,599,513	43,330,807
TCF Financial Corp.	2,747,929	43,664,592
Texas Capital Bancshares, Inc. (b)	780,047	42,379,954
UMB Financial Corp. (a)	775,334	44,108,751
Umpqua Holdings Corp.	2,457,905	41,808,964
Valley National Bancorp (a)	4,417,841	42,897,236
Western Alliance Bancorp (b)	1,554,236	43,207,761
Wintrust Financial Corp.	927,089	43,350,682
Zions Bancorporation	1,527,770	43,556,723

		1,850,780,378

THRIFTS & MORTGAGE FINANCE — 15.5%
BankUnited, Inc.	1,472,633	42,662,178
First Niagara Financial Group, Inc.	5,113,889	43,110,084
Hudson City Bancorp, Inc.	4,306,999	43,586,830
MGIC Investment Corp. (a)(b)	4,590,016	42,778,949
New York Community Bancorp, Inc. (a)	2,647,336	42,357,376
Ocwen Financial Corp. (a)(b)	1,860,921	28,099,907
People’s United Financial, Inc. (a)	2,828,971	42,943,780
Radian Group, Inc. (a)	2,471,121	41,317,143
Washington Federal, Inc.	1,880,416	41,651,214
Webster Financial Corp.	1,321,967	43,003,587

		411,511,048

TOTAL COMMON STOCKS —
(Cost $2,323,060,413)		2,645,515,544

SHORT TERM INVESTMENTS — 8.6%
MONEY MARKET FUNDS — 8.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	224,594,814	224,594,814
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	2,297,097	2,297,097

TOTAL SHORT TERM INVESTMENT —
(Cost $226,891,911)		226,891,911

TOTAL INVESTMENTS — 108.4% (f)
(Cost $2,549,952,324)		2,872,407,455
OTHER ASSETS & LIABILITIES — (8.4)%		(221,382,063)

NET ASSETS — 100.0%		$2,651,025,392

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

240

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 56.0%
Affiliated Managers Group, Inc. (a)	25,475	$5,406,814
Ameriprise Financial, Inc.	38,854	5,138,442
Arlington Asset Investment Corp. (Class A) (b)	140,350	3,734,714
Artisan Partners Asset Management, Inc.	105,561	5,333,997
BlackRock, Inc.	14,584	5,214,655
Cohen & Steers, Inc. (b)	45,981	1,934,880
Eaton Vance Corp.	125,888	5,152,596
Federated Investors, Inc. (Class B)	156,836	5,164,609
Financial Engines, Inc. (b)	147,748	5,400,189
Franklin Resources, Inc.	91,965	5,092,102
Invesco, Ltd.	128,934	5,095,472
Janus Capital Group, Inc. (b)	325,586	5,251,702
Legg Mason, Inc.	98,696	5,267,406
Northern Trust Corp.	75,443	5,084,858
NorthStar Asset Management Group, Inc.	239,037	5,395,065
SEI Investments Co.	125,675	5,032,027
State Street Corp. (c)	65,955	5,177,468
T. Rowe Price Group, Inc.	60,518	5,196,075
The Bank of New York Mellon Corp.	124,541	5,052,628
Virtus Investment Partners, Inc.	31,254	5,328,494
Waddell & Reed Financial, Inc. (Class A)	112,712	5,615,312
WisdomTree Investments, Inc.	341,463	5,352,433

		110,421,938

DIVERSIFIED CAPITAL MARKETS — 1.5%
HFF, Inc. (Class A)	81,428	2,924,894

INVESTMENT BANKING & BROKERAGE — 40.0%
BGC Partners, Inc. (Class A)	338,691	3,099,023
Cowen Group, Inc. (Class A) (a)	181,048	869,030
E*TRADE Financial Corp. (a)	219,775	5,330,642
Evercore Partners, Inc. (Class A)	101,109	5,295,078
FXCM, Inc. (Class A) (b)	207,738	3,442,219
Greenhill & Co., Inc. (b)	124,748	5,439,013
Investment Technology Group, Inc. (a)	83,227	1,732,786
KCG Holdings, Inc. (Class A) (a)	127,658	1,487,216
Lazard, Ltd. (Class A)	102,657	5,135,930
LPL Investment Holdings, Inc.	118,718	5,288,887
Moelis & Co. (Class A)	49,805	1,739,689
Morgan Stanley	136,896	5,311,565
Piper Jaffray Co., Inc. (a)	66,097	3,839,575
Raymond James Financial, Inc.	90,691	5,195,687
RCS Capital Corp. (Class A) (b)	420,973	5,152,709
Stifel Financial Corp. (a)	101,256	5,166,081
TD Ameritrade Holding Corp.	142,374	5,094,142
The Charles Schwab Corp.	172,928	5,220,696
The Goldman Sachs Group, Inc.	26,330	5,103,543

		78,943,511

MORTGAGE REIT — 2.3%
Walter Investment Management Corp. (a)(b)	278,059	4,590,754

TOTAL COMMON STOCKS —
(Cost $186,703,300)		196,881,097

SHORT TERM INVESTMENTS — 10.2%
MONEY MARKET FUNDS — 10.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	20,022,577	20,022,577
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	123,688	123,688

TOTAL SHORT TERM INVESTMENT —
(Cost $20,146,265)		20,146,265

TOTAL INVESTMENTS — 110.0% (g)
(Cost $206,849,565)		217,027,362
OTHER ASSETS & LIABILITIES — (10.0)%		(19,766,924)

NET ASSETS — 100.0%		$197,260,438

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

241

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INSURANCE BROKERS — 9.9%
Aon PLC	68,740	$6,518,614
Arthur J. Gallagher & Co.	138,903	6,539,553
Brown & Brown, Inc.	204,573	6,732,498
Marsh & McLennan Cos., Inc.	115,584	6,616,028
Willis Group Holdings PLC	152,164	6,818,469

		33,225,162

LIFE & HEALTH INSURANCE — 26.4%
Aflac, Inc.	112,037	6,844,340
American Equity Investment Life Holding Co.	235,479	6,873,632
CNO Financial Group, Inc.	410,944	7,076,456
Lincoln National Corp.	118,729	6,847,101
MetLife, Inc.	123,658	6,688,661
Primerica, Inc. (a)	126,474	6,862,479
Principal Financial Group, Inc.	129,032	6,701,922
Protective Life Corp.	93,695	6,525,857
Prudential Financial, Inc.	75,386	6,819,418
StanCorp Financial Group, Inc.	99,796	6,971,749
Symetra Financial Corp.	299,243	6,897,551
Torchmark Corp.	125,241	6,784,305
Unum Group	203,720	7,105,754

		88,999,225

MULTI-LINE INSURANCE — 14.1%
American Financial Group, Inc.	110,700	6,721,704
American International Group, Inc.	120,840	6,768,248
Assurant, Inc.	98,632	6,749,388
Genworth Financial, Inc. (Class A) (b)	824,403	7,007,425
HCC Insurance Holdings, Inc.	124,308	6,652,964
Loews Corp.	165,532	6,955,655
The Hartford Financial Services Group, Inc.	161,704	6,741,440

		47,596,824

PROPERTY & CASUALTY INSURANCE — 33.5%
ACE, Ltd.	57,567	6,613,297
Alleghany Corp. (b)	14,635	6,783,322
Allied World Assurance Company Holdings, Ltd.	180,003	6,825,714
Aspen Insurance Holdings, Ltd.	151,644	6,637,458
Assured Guaranty, Ltd.	253,917	6,599,303
Axis Capital Holdings, Ltd.	132,558	6,772,388
Cincinnati Financial Corp.	128,312	6,650,411
First American Financial Corp.	200,865	6,809,323
MBIA, Inc. (b)	713,542	6,807,191
Old Republic International Corp.	459,145	6,717,291
ProAssurance Corp.	124,133	5,604,605
The Allstate Corp.	96,851	6,803,783
The Chubb Corp.	64,075	6,629,840
The Hanover Insurance Group, Inc.	94,608	6,747,443
The Progressive Corp.	247,375	6,676,651
The Travelers Cos., Inc.	63,275	6,697,659
W.R. Berkley Corp.	126,353	6,476,855

		112,852,534

REINSURANCE — 15.8%
Arch Capital Group, Ltd. (b)	113,097	6,684,033
Endurance Specialty Holdings, Ltd.	112,522	6,733,316
Everest Re Group, Ltd.	38,664	6,584,479
PartnerRe, Ltd.	57,904	6,608,584
Reinsurance Group of America, Inc.	77,899	6,825,510
RenaissanceRe Holdings, Ltd. (a)	67,602	6,572,266
Validus Holdings, Ltd.	159,796	6,641,122
XL Group PLC	188,038	6,462,866

		53,112,176

TOTAL COMMON STOCKS —
(Cost $324,578,296)		335,785,921

SHORT TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,854,963	7,854,963
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	192,651	192,651

TOTAL SHORT TERM INVESTMENT —
(Cost $8,047,614)		8,047,614

TOTAL INVESTMENTS — 102.1% (f)
(Cost $332,625,910)		343,833,535
OTHER ASSETS & LIABILITIES — (2.1)%		(7,179,384)

NET ASSETS — 100.0%		$336,654,151

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

242

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BANKS — 0.9%
Hilltop Holdings, Inc. (a)	2,593	$51,730

		51,730

HOUSEHOLD DURABLES — 22.3%
D.R. Horton, Inc.	4,883	123,491
Lennar Corp. (Class A) (b)	2,769	124,079
M.D.C. Holdings, Inc. (b)	4,731	125,230
M/I Homes, Inc. (a)(b)	2,437	55,954
NVR, Inc. (a)	97	123,707
Pulte Group, Inc.	5,802	124,511
Standard Pacific Corp. (a)(b)	16,854	122,866
Taylor Morrison Home Corp. (Class A) (a)(b)	4,054	76,580
The Ryland Group, Inc. (b)	3,217	124,047
Toll Brothers, Inc. (a)(b)	3,712	127,210
TRI Pointe Homes, Inc. (a)	8,278	126,239

		1,253,914

INSURANCE — 47.2%
ACE, Ltd. (b)	1,034	118,786
Allied World Assurance Company Holdings, Ltd.	3,229	122,444
Ambac Financial Group, Inc. (a)	3,594	88,053
Amtrust Financial Services, Inc. (b)	2,060	115,875
Arch Capital Group, Ltd. (a)	2,029	119,914
Argo Group International Holdings, Ltd.	877	48,647
Aspen Insurance Holdings, Ltd.	2,722	119,142
Assured Guaranty, Ltd.	4,556	118,410
Axis Capital Holdings, Ltd. (b)	2,379	121,543
Cincinnati Financial Corp.	2,302	119,313
CNA Financial Corp.	1,219	47,187
Employers Holdings, Inc.	1,093	25,696
First American Financial Corp. (b)	3,604	122,176
MBIA, Inc. (a)	12,802	122,131
Mercury General Corp.	1,568	88,859
Old Republic International Corp.	8,237	120,507
ProAssurance Corp.	2,086	94,183
RLI Corp. (b)	1,447	71,482
Stewart Information Services Corp. (b)	1,221	45,226
The Allstate Corp.	1,737	122,024
The Chubb Corp.	1,150	118,991
The Hanover Insurance Group, Inc. (b)	1,697	121,030
The Progressive Corp. (b)	4,439	119,809
The Travelers Cos., Inc. (b)	1,135	120,140
W.R. Berkley Corp. (b)	2,267	116,206
XL Group PLC	3,373	115,930

		2,663,704

THRIFTS & MORTGAGE FINANCE — 29.1%
Astoria Financial Corp.	5,185	69,272
BofI Holding, Inc. (a)(b)	1,517	118,038
Brookline Bancorp, Inc. (b)	2,506	25,135
Capitol Federal Financial, Inc.	5,783	73,907
Essent Group, Ltd. (a)(b)	3,897	100,192
EverBank Financial Corp. (b)	3,486	66,443
Home Loan Servicing Solutions, Ltd. (b)	5,831	113,821
Hudson City Bancorp, Inc.	12,240	123,869
MGIC Investment Corp. (a)(b)	13,044	121,570
Nationstar Mortgage Holdings, Inc. (a)(b)	3,944	111,181
New York Community Bancorp, Inc.	7,523	120,368
Northwest Bancshares, Inc. (b)	4,415	55,320
Ocwen Financial Corp. (a)(b)	5,288	79,849
Oritani Financial Corp.	1,632	25,133
People’s United Financial, Inc. (b)	8,040	122,047
Provident Financial Services, Inc. (b)	2,140	38,649
Radian Group, Inc. (b)	7,023	117,424
TFS Financial Corp.	2,833	42,169
Washington Federal, Inc. (b)	5,344	118,369

		1,642,756

TOTAL COMMON STOCKS —
(Cost $4,479,514)		5,612,104

SHORT TERM INVESTMENTS — 23.3%
MONEY MARKET FUNDS — 23.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,298,909	1,298,909
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	17,475	17,475

TOTAL SHORT TERM INVESTMENT —
(Cost $1,316,384)		1,316,384

TOTAL INVESTMENTS — 122.8% (f)
(Cost $5,795,898)		6,928,488
OTHER ASSETS & LIABILITIES — (22.8)%		(1,285,580)

NET ASSETS — 100.0%		$5,642,908

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

243

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 95.6%
Associated Banc-Corp. (a)	1,661,388	$30,951,658
BancorpSouth, Inc.	1,401,802	31,554,563
Bank of Hawaii Corp. (a)	526,972	31,254,709
Bank of the Ozarks, Inc. (a)	851,939	32,305,527
Banner Corp.	350,550	15,080,661
BB&T Corp.	801,256	31,160,846
BBCN Bancorp, Inc.	2,202,395	31,670,440
BOK Financial Corp.	509,210	30,572,968
Boston Private Financial Holdings, Inc.	1,863,567	25,102,247
Capital Bank Financial Corp. (Class A) (b)	548,390	14,696,852
Cardinal Financial Corp.	471,351	9,346,890
Cathay General Bancorp	1,224,287	31,329,504
Central Pacific Financial Corp.	478,749	10,293,104
CIT Group, Inc.	649,573	31,069,077
City National Corp.	385,992	31,192,014
Columbia Banking System, Inc.	832,364	22,981,570
Commerce Bancshares, Inc.	706,340	30,718,709
Community Bank System, Inc. (a)	523,432	19,958,462
Cullen/Frost Bankers, Inc.	428,106	30,241,408
CVB Financial Corp. (a)	1,725,684	27,645,458
East West Bancorp, Inc.	802,187	31,052,659
F.N.B. Corp. (a)	2,408,108	32,075,999
Fifth Third Bancorp	1,519,663	30,963,134
First BanCorp- Puerto Rico (b)	2,724,471	15,992,645
First Commonwealth Financial Corp.	1,651,950	15,230,979
First Financial Bancorp	862,024	16,025,026
First Financial Bankshares, Inc. (a)	814,570	24,339,352
First Horizon National Corp.	2,334,526	31,702,863
First Interstate Bancsystem, Inc.	557,953	15,522,252
First Midwest Bancorp, Inc.	1,504,751	25,746,290
First NBC Bank Holding Co. (b)	379,866	13,371,283
First Republic Bank	597,961	31,165,727
FirstMerit Corp.	1,658,759	31,333,958
Fulton Financial Corp.	2,528,655	31,254,176
Glacier Bancorp, Inc.	1,135,556	31,534,390
Hancock Holding Co.	1,019,436	31,296,685
Hanmi Financial Corp.	633,481	13,816,221
Home Bancshares, Inc.	956,081	30,747,565
Huntington Bancshares, Inc.	2,983,265	31,383,948
IBERIABANK Corp.	482,601	31,296,675
Independent Bank Corp.-Massachusetts (a)	291,696	12,487,506
International Bancshares Corp.	806,086	21,393,522
Investors Bancorp, Inc.	2,762,229	31,006,021
KeyCorp	2,255,468	31,351,005
LegacyTexas Financial Group, Inc.	699,465	16,682,240
M&T Bank Corp. (a)	246,243	30,933,046
MB Financial, Inc.	967,031	31,776,639
National Penn Bancshares, Inc.	2,993,203	31,503,462
NBT Bancorp, Inc.	426,155	11,195,092
OFG Bancorp	1,401,739	23,338,954
Old National Bancorp	2,138,459	31,820,270
PacWest Bancorp	663,960	30,183,622
Pinnacle Financial Partners, Inc.	561,974	22,220,452
PNC Financial Services Group, Inc.	342,153	31,214,618
Popular, Inc. (b)	936,154	31,876,044
PrivateBancorp, Inc.	957,853	31,992,290
Prosperity Bancshares, Inc.	561,917	31,107,725
Regions Financial Corp.	2,997,247	31,650,928
Signature Bank (b)	252,490	31,803,640
Southside Bancshares, Inc.	496,923	14,366,044
State Bank Financial Corp.	543,250	10,854,135
SunTrust Banks, Inc.	746,325	31,271,018
Susquehanna Bancshares, Inc.	2,304,738	30,952,631
SVB Financial Group (b)	276,505	32,093,935
Synovus Financial Corp.	1,165,162	31,564,239
Talmer Bancorp, Inc. (Class A)	1,258,348	17,667,206
TCF Financial Corp.	1,998,734	31,759,883
Texas Capital Bancshares, Inc. (b)	567,521	30,833,416
The Bancorp, Inc. (b)	1,369,996	14,919,256
The National Bank Holdings Corp. (Class A)	686,781	13,330,419
Trustmark Corp.	1,283,509	31,497,311
UMB Financial Corp.	563,950	32,083,115
Umpqua Holdings Corp.	1,788,797	30,427,437
United Bankshares, Inc. (a)	796,187	29,817,203
United Community Banks, Inc.	1,370,275	25,953,009
Valley National Bancorp (a)	3,214,319	31,211,037
Westamerica Bancorporation (a)	638,692	31,308,682
Western Alliance Bancorp (b)	1,133,075	31,499,485
Wilshire Bancorp, Inc.	1,579,019	15,995,462
Wintrust Financial Corp.	674,505	31,539,854
Zions Bancorporation	1,111,293	31,682,963

		2,133,143,310

THRIFTS & MORTGAGE FINANCE — 4.2%
BankUnited, Inc.	1,070,569	31,014,384
First Niagara Financial Group, Inc.	3,719,595	31,356,186
Webster Financial Corp.	962,808	31,320,144

		93,690,714

TOTAL COMMON STOCKS —
(Cost $2,247,483,053)		2,226,834,024

SHORT TERM INVESTMENTS — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	101,497,314	101,497,314
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	659,291	659,291

TOTAL SHORT TERM INVESTMENT —
(Cost $102,156,605)		102,156,605

TOTAL INVESTMENTS — 104.4% (f)
(Cost $2,349,639,658)		2,328,990,629
OTHER ASSETS & LIABILITIES — (4.4)%		(98,239,271)

NET ASSETS — 100.0%		$2,230,751,358

See accompanying notes to financial statements.

244

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

245

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 14.0%
Cisco Systems, Inc.	233,277	$6,488,600
F5 Networks, Inc. (a)	48,800	6,366,692
Juniper Networks, Inc.	288,159	6,431,709
Motorola Solutions, Inc. (b)	99,073	6,645,817
QUALCOMM, Inc.	87,934	6,536,134

		32,468,952

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Corning, Inc.	285,951	6,556,856

INTERNET & CATALOG RETAIL — 8.6%
Amazon.com, Inc. (a)	21,610	6,706,664
Netflix, Inc. (a)	19,013	6,495,031
The Priceline Group, Inc. (a)	5,864	6,686,191

		19,887,886

INTERNET SOFTWARE & SERVICES — 13.9%
eBay, Inc. (a)	113,350	6,361,202
Facebook, Inc. (Class A) (a)	81,066	6,324,769
Google, Inc. (Class A) (a)	12,474	6,619,453
Google, Inc. (Class C) (a)	12,574	6,618,954
LinkedIn Corp. (Class A) (a)	27,621	6,344,820

		32,269,198

IT SERVICES — 16.6%
Accenture PLC (Class A) (b)	71,548	6,389,952
Automatic Data Processing, Inc.	76,494	6,377,305
Cognizant Technology Solutions Corp. (Class A) (a)	120,722	6,357,220
International Business Machines Corp.	40,938	6,568,093
Visa, Inc. (Class A)	24,714	6,480,011
Xerox Corp.	464,449	6,437,263

		38,609,844

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.1%
Analog Devices, Inc.	114,166	6,338,496
Applied Materials, Inc.	260,339	6,487,648
Intel Corp.	178,121	6,464,011
Texas Instruments, Inc.	119,479	6,387,945

		25,678,100

SOFTWARE — 16.4%
Adobe Systems, Inc. (a)	87,063	6,329,480
Microsoft Corp.	135,700	6,303,265
Oracle Corp.	140,866	6,334,744
Salesforce.com, Inc. (a)	108,266	6,421,256
SAP SE ADR (b)	92,008	6,408,357
VMware, Inc. (Class A) (a)(b)	77,161	6,367,326

		38,164,428

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 16.4%
Apple, Inc.	57,951	6,396,631
EMC Corp.	214,966	6,393,089
Hewlett-Packard Co.	162,047	6,502,946
NetApp, Inc.	150,973	6,257,831
SanDisk Corp.	64,880	6,356,942
Seagate Technology PLC	94,753	6,301,075

		38,208,514

TOTAL COMMON STOCKS —
(Cost $169,049,529)		231,843,778

SHORT TERM INVESTMENTS — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,269,637	10,269,637
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	307,109	307,109

TOTAL SHORT TERM INVESTMENT —
(Cost $10,576,746)		10,576,746

TOTAL INVESTMENTS — 104.4% (f)
(Cost $179,626,275)		242,420,524
OTHER ASSETS & LIABILITIES — (4.4)%		(10,204,640)

NET ASSETS — 100.0%		$232,215,884

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

246

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp.	1,018,866	$140,216,339
United Technologies Corp.	1,415,422	162,773,530

		302,989,869

BANKS — 1.6%
Commerce Bancshares, Inc. (a)	2,375,016	103,289,446
Cullen/Frost Bankers, Inc. (a)	1,771,453	125,135,440

		228,424,886

BEVERAGES — 3.1%
Brown-Forman Corp. (Class B)	938,233	82,414,387
PepsiCo, Inc.	1,882,102	177,971,565
The Coca-Cola Co.	4,070,469	171,855,201

		432,241,153

BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	1,751,882	98,823,664

CAPITAL MARKETS — 3.5%
Eaton Vance Corp. (a)	4,271,699	174,840,640
Franklin Resources, Inc.	1,096,176	60,695,265
SEI Investments Co.	2,232,461	89,387,739
T. Rowe Price Group, Inc.	1,885,886	161,922,172

		486,845,816

CHEMICALS — 6.7%
Air Products & Chemicals, Inc.	1,217,838	175,648,775
Ecolab, Inc.	554,894	57,997,521
H.B. Fuller Co. (a)	2,042,932	90,971,762
PPG Industries, Inc.	469,662	108,562,371
Praxair, Inc.	1,056,293	136,853,321
RPM International, Inc. (a)	3,214,497	163,007,143
Sigma-Aldrich Corp.	315,977	43,374,163
The Sherwin-Williams Co.	298,398	78,490,610
Valspar Corp.	1,110,074	95,999,199

		950,904,865

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp. (a)	1,007,012	78,990,021

CONTAINERS & PACKAGING — 3.0%
AptarGroup, Inc. (a)	1,720,039	114,967,407
Bemis Co., Inc.	3,699,328	167,246,619
Sonoco Products Co.	3,303,698	144,371,602

		426,585,628

DISTRIBUTORS — 1.4%
Genuine Parts Co.	1,905,472	203,066,151

DIVERSIFIED FINANCIAL SERVICES — 0.7%
McGraw Hill Financial, Inc.	1,135,970	101,078,611

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc. (a)	9,649,331	324,121,028

ELECTRICAL EQUIPMENT — 1.3%
Emerson Electric Co.	2,927,209	180,696,612

FOOD & STAPLES RETAILING — 3.9%
Sysco Corp.	5,223,333	207,314,087
Wal-Mart Stores, Inc.	2,029,870	174,325,235
Walgreens Boots Alliance, Inc.	2,288,835	174,409,227

		556,048,549

FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	2,564,913	133,375,476
Hormel Foods Corp.	1,903,249	99,159,273
McCormick & Co., Inc. (a)	2,070,858	153,864,749

		386,399,498

GAS UTILITIES — 5.9%
Atmos Energy Corp.	2,905,489	161,951,957
National Fuel Gas Co. (a)	2,024,758	140,781,424
Piedmont Natural Gas Co., Inc.	1,865,537	73,520,813
Questar Corp.	6,848,012	173,117,743
UGI Corp.	4,726,082	179,496,594
WGL Holdings, Inc. (a)	1,880,512	102,713,566

		831,582,097

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	3,224,073	145,147,766
Becton, Dickinson and Co.	948,148	131,944,276
C.R. Bard, Inc.	260,423	43,391,680
Halyard Health, Inc. (b)	1	45
Medtronic, Inc.	1,944,374	140,383,803
West Pharmaceutical Services, Inc.	1,404,948	74,799,432

		535,667,002

HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cardinal Health, Inc.	1,532,691	123,734,145

HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald’s Corp.	2,459,154	230,422,730

HOUSEHOLD DURABLES — 1.6%
Leggett & Platt, Inc. (a)	5,325,619	226,924,626

HOUSEHOLD PRODUCTS — 5.6%
Colgate-Palmolive Co.	2,140,538	148,103,824
Kimberly-Clark Corp.	1,902,302	219,791,973
The Clorox Co. (a)	2,009,291	209,388,215
The Procter & Gamble Co.	2,297,322	209,263,061

		786,547,073

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	1,141,577	187,583,933
Carlisle Cos., Inc.	1,022,830	92,300,179
Roper Industries, Inc.	244,074	38,160,970

		318,045,082

INSURANCE — 6.6%
ACE, Ltd.	1,496,025	171,863,352
Aflac, Inc.	2,845,349	173,822,370
Brown & Brown, Inc.	2,502,458	82,355,893
Cincinnati Financial Corp.	3,538,623	183,406,830
Old Republic International Corp.	10,822,392	158,331,595
The Chubb Corp.	1,487,950	153,958,187

		923,738,227

IT SERVICES — 1.4%
Automatic Data Processing, Inc.	2,294,870	191,323,312

MACHINERY — 6.6%
Caterpillar, Inc.	1,921,606	175,884,597
CLARCOR, Inc.	1,350,280	89,982,659
Dover Corp.	1,664,129	119,351,332
Illinois Tool Works, Inc.	1,800,351	170,493,240
Nordson Corp. (a)	1,050,063	81,862,911

See accompanying notes to financial statements.

247

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Pentair PLC	1,866,180	$123,951,676
Stanley Black & Decker, Inc.	1,774,053	170,451,012

		931,977,427

MEDIA — 0.5%
John Wiley & Sons, Inc. (Class A)	1,222,779	72,437,428

METALS & MINING — 1.2%
Nucor Corp.	3,543,165	173,792,243

MULTI-UTILITIES — 4.3%
Black Hills Corp.	1,622,694	86,067,690
Consolidated Edison, Inc.	4,760,893	314,266,547
MDU Resources Group, Inc.	4,872,347	114,500,154
Vectren Corp.	2,062,117	95,331,669

		610,166,060

MULTILINE RETAIL — 2.6%
Family Dollar Stores, Inc.	1,311,132	103,854,766
Target Corp.	3,466,682	263,155,830

		367,010,596

OIL, GAS & CONSUMABLE FUELS — 3.3%
Chevron Corp.	1,993,591	223,641,038
Energen Corp.	860,081	54,838,765
Exxon Mobil Corp.	2,027,872	187,476,766

		465,956,569

PHARMACEUTICALS — 2.8%
AbbVie, Inc.	3,349,047	219,161,636
Johnson & Johnson	1,642,500	171,756,225

		390,917,861

REAL ESTATE INVESTMENT TRUSTS — 6.9%
Federal Realty Investment Trust (a)	1,537,257	205,162,319
HCP, Inc.	8,291,180	365,060,655
National Retail Properties, Inc. (a)	6,825,735	268,729,187
Tanger Factory Outlet Centers, Inc.	3,574,285	132,105,574

		971,057,735

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Linear Technology Corp.	3,920,575	178,778,220

SPECIALTY RETAIL — 1.0%
Lowe’s Cos., Inc.	2,049,048	140,974,502

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Diebold, Inc. (a)(c)	3,543,817	122,757,821

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
V.F. Corp.	1,559,547	116,810,070

THRIFTS & MORTGAGE FINANCE — 1.8%
People’s United Financial, Inc. (a)(c)	16,789,176	254,859,692

TRADING COMPANIES & DISTRIBUTORS — 0.8%
W.W. Grainger, Inc. (a)	451,437	115,066,777

WATER UTILITIES — 0.8%
Aqua America, Inc. (a)	4,340,503	115,891,430

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc.	4,398,035	111,050,384

TOTAL COMMON STOCKS —
(Cost $10,431,379,307)		14,064,705,460

SHORT TERM INVESTMENTS — 3.9%
MONEY MARKET FUNDS — 3.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	531,289,096	531,289,096
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	13,207,250	13,207,250

TOTAL SHORT TERM INVESTMENT —
(Cost $544,496,346)		544,496,346

TOTAL INVESTMENTS — 103.6% (g)
(Cost $10,975,875,653)		14,609,201,806
OTHER ASSETS & LIABILITIES — (3.6)%		(510,866,753)

NET ASSETS — 100.0%		$14,098,335,053

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

248

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp. (a)	40,022	$1,111,811
Aerovironment, Inc. (a)(b)	47,126	1,284,183
Alliant Techsystems, Inc.	26,712	3,105,270
American Science & Engineering, Inc. (a)	8,471	439,645
Astronics Corp. (b)	29,529	1,633,249
BE Aerospace, Inc. (b)	51,680	2,998,474
Cubic Corp. (a)	18,934	996,686
Curtiss-Wright Corp. (a)	39,698	2,802,282
DigitalGlobe, Inc. (a)(b)	92,251	2,857,013
Engility Holdings, Inc. (b)	16,171	692,119
Esterline Technologies Corp. (a)(b)	26,721	2,930,759
Exelis, Inc.	166,914	2,926,002
GenCorp, Inc. (a)(b)	82,362	1,507,225
General Dynamics Corp.	20,124	2,769,465
HEICO Corp. (a)	24,525	1,481,310
Hexcel Corp. (a)(b)	69,642	2,889,447
Honeywell International, Inc.	28,865	2,884,191
Huntington Ingalls Industries, Inc.	26,740	3,007,180
KLX, Inc. (b)	64,672	2,667,720
L-3 Communications Holdings, Inc.	23,016	2,904,849
Lockheed Martin Corp. (a)	14,939	2,876,803
Moog, Inc. (Class A) (b)	32,317	2,392,427
Northrop Grumman Corp.	19,563	2,883,391
Orbital Sciences Corp. (b)	97,584	2,624,034
Precision Castparts Corp.	12,041	2,900,436
Raytheon Co.	26,518	2,868,452
Rockwell Collins, Inc.	33,661	2,843,681
Spirit Aerosystems Holdings, Inc. (Class A) (b)	68,285	2,938,986
Taser International, Inc. (a)(b)	119,276	3,158,428
Teledyne Technologies, Inc. (b)	26,990	2,772,953
Textron, Inc.	70,333	2,961,723
The Boeing Co.	22,909	2,977,712
TransDigm Group, Inc. (a)	14,396	2,826,655
Triumph Group, Inc.	43,265	2,908,273
United Technologies Corp. (a)	24,702	2,840,730

TOTAL COMMON STOCKS —
(Cost $72,938,708)		86,663,564

SHORT TERM INVESTMENTS — 14.9%
MONEY MARKET FUNDS — 14.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,784,209	12,784,209
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	123,861	123,861

TOTAL SHORT TERM INVESTMENT —
(Cost $12,908,070)		12,908,070

TOTAL INVESTMENTS — 114.7% (f)
(Cost $85,846,778)		99,571,634
OTHER ASSETS & LIABILITIES — (14.7)%		(12,787,598)

NET ASSETS — 100.0%		$86,784,036

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

249

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	519,731	$16,501,459
Achillion Pharmaceuticals, Inc. (a)(b)	1,272,874	15,592,706
Acorda Therapeutics, Inc. (a)	436,794	17,851,771
Aegerion Pharmaceuticals, Inc. (a)(b)	801,486	16,783,117
Agios Pharmaceuticals, Inc. (a)(b)	141,384	15,840,663
Alexion Pharmaceuticals, Inc. (a)	90,389	16,724,677
Alkermes PLC (a)	310,731	18,196,407
Alnylam Pharmaceuticals, Inc. (a)	168,295	16,324,615
AMAG Pharmaceuticals, Inc. (a)(b)	422,225	17,995,229
Amgen, Inc.	102,768	16,369,915
Amicus Therapeutics, Inc. (a)	2,074,143	17,256,870
Anacor Pharmaceuticals, Inc. (a)	499,227	16,100,071
Arena Pharmaceuticals, Inc. (a)(b)	4,323,396	15,002,184
ARIAD Pharmaceuticals, Inc. (a)(b)	2,666,285	18,317,378
Array BioPharma, Inc. (a)(b)	2,838,678	13,426,947
BioCryst Pharmaceuticals, Inc. (a)(b)	1,680,389	20,433,530
Biogen Idec, Inc. (a)	49,087	16,662,582
BioMarin Pharmaceutical, Inc. (a)	184,732	16,699,773
Bluebird Bio, Inc. (a)	185,167	16,983,517
Celgene Corp. (a)	147,668	16,518,142
Celldex Therapeutics, Inc. (a)(b)	937,536	17,110,032
Cepheid, Inc. (a)(b)	339,956	18,405,218
Chimerix, Inc. (a)(b)	476,842	19,197,659
Clovis Oncology, Inc. (a)(b)	306,509	17,164,504
CTI BioPharma Corp. (a)(b)	4,012,521	9,469,550
Cubist Pharmaceuticals, Inc. (a)	175,560	17,670,114
Dyax Corp. (a)	1,192,132	16,761,376
Dynavax Technologies Corp. (a)(b)	661,082	11,145,844
Emergent Biosolutions, Inc. (a)	493,394	13,435,119
Enanta Pharmaceuticals, Inc. (a)	391,042	19,884,486
Exact Sciences Corp. (a)(b)	604,561	16,589,154
Exelixis, Inc. (a)(b)(c)	12,074,441	17,387,195
Foundation Medicine, Inc. (a)(b)	720,177	16,002,333
Genomic Health, Inc. (a)(b)	411,242	13,147,407
Geron Corp. (a)(b)	5,217,371	16,956,456
Gilead Sciences, Inc. (a)	162,337	15,301,886
Halozyme Therapeutics, Inc. (a)(b)	2,115,719	20,416,688
ImmunoGen, Inc. (a)(b)	1,688,747	10,301,357
Incyte Corp. (a)	226,462	16,556,637
Infinity Pharmaceuticals, Inc. (a)	950,773	16,058,556
Inovio Pharmaceuticals, Inc. (a)(b)	1,991,071	18,278,032
Insmed, Inc. (a)	1,196,380	18,507,999
Intercept Pharmaceuticals, Inc. (a)(b)	122,744	19,148,064
Intrexon Corp. (a)(b)	625,869	17,230,174
Ironwood Pharmaceuticals, Inc. (a)	1,126,959	17,265,012
Isis Pharmaceuticals, Inc. (a)(b)	271,215	16,744,814
Karyopharm Therapeutics, Inc. (a)(b)	485,125	18,158,229
Keryx Biopharmaceuticals, Inc. (a)(b)	1,165,758	16,495,476
KYTHERA Biopharmaceuticals, Inc. (a)(b)	481,321	16,692,212
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	321,824	17,124,255
MannKind Corp. (a)(b)	3,308,098	17,251,731
Medivation, Inc. (a)	158,181	15,756,409
Merrimack Pharmaceuticals, Inc. (a)(b)	1,588,783	17,953,248
MiMedx Group, Inc. (a)(b)	1,481,967	17,087,080
Momenta Pharmaceuticals, Inc. (a)	1,233,677	14,853,471
Myriad Genetics, Inc. (a)(b)	497,439	16,942,772
Neurocrine Biosciences, Inc. (a)	769,460	17,189,736
NewLink Genetics Corp. (a)(b)	473,624	18,826,554
Novavax, Inc. (a)(b)	2,934,796	17,403,340
NPS Pharmaceuticals, Inc. (a)	540,363	19,328,784
Ophthotech Corp. (a)	346,184	15,533,276
OPKO Health, Inc. (a)(b)	2,066,525	20,644,585
Orexigen Therapeutics, Inc. (a)(b)	2,944,948	17,846,385
Organovo Holdings, Inc. (a)(b)	2,662,076	19,300,051
Pharmacyclics, Inc. (a)(b)	127,392	15,574,946
Portola Pharmaceuticals, Inc. (a)	598,012	16,935,700
Progenics Pharmaceuticals, Inc. (a)	2,136,435	16,151,449
Prothena Corp. PLC (a)(b)	759,248	15,761,988
PTC Therapeutics, Inc. (a)(b)	302,577	15,664,411
Puma Biotechnology, Inc. (a)(b)	86,061	16,288,765
Raptor Pharmaceutical Corp. (a)(b)	2,001,744	21,058,347
Receptos, Inc. (a)	140,759	17,244,385
Regeneron Pharmaceuticals, Inc. (a)	40,573	16,645,073
Regulus Therapeutics, Inc. (a)(b)	1,052,568	16,883,191
Repligen Corp. (a)	764,172	15,130,606
Sangamo Biosciences, Inc. (a)(b)	1,022,676	15,554,902
Sarepta Therapeutics, Inc. (a)(b)	1,210,063	17,509,612
Seattle Genetics, Inc. (a)(b)	524,112	16,839,719
Spectrum Pharmaceuticals, Inc. (a)(b)	2,248,383	15,581,294
Synageva BioPharma Corp. (a)(b)	185,269	17,191,110
TESARO, Inc. (a)(b)	452,748	16,837,698
Ultragenyx Pharmaceutical, Inc. (a)(b)	407,491	17,880,705
United Therapeutics Corp. (a)	130,709	16,925,508
Vanda Pharmaceuticals, Inc. (a)(b)	1,328,947	19,030,521
Vertex Pharmaceuticals, Inc. (a)	142,624	16,943,731
XOMA Corp. (a)	3,612,066	12,967,317
ZIOPHARM Oncology, Inc. (a)(b)	1,926,731	9,768,525

TOTAL COMMON STOCKS —
(Cost $1,460,248,978)		1,452,474,316

SHORT TERM INVESTMENTS — 23.6%
MONEY MARKET FUNDS — 23.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	343,010,340	343,010,340

See accompanying notes to financial statements.

250

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	721,083	$721,083

TOTAL SHORT TERM INVESTMENT —
(Cost $343,731,423)		343,731,423

TOTAL INVESTMENTS — 123.5% (g)
(Cost $1,803,980,401)		1,796,205,739
OTHER ASSETS & LIABILITIES — (23.5)%		(342,309,267)

NET ASSETS — 100.0%		$1,453,896,472

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

251

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 76.1%
Abaxis, Inc. (a)	11,287	$641,440
Abbott Laboratories	14,778	665,306
ABIOMED, Inc. (a)(b)	17,818	678,153
Accuray, Inc. (a)(b)	68,737	518,964
Analogic Corp. (a)	5,268	445,725
AtriCure, Inc. (b)	11,419	227,923
Baxter International, Inc. (a)	8,996	659,317
Becton, Dickinson and Co.	4,713	655,861
Boston Scientific Corp. (b)	49,807	659,943
C.R. Bard, Inc.	3,855	642,320
Cantel Medical Corp. (a)	7,252	313,722
Cardiovascular Systems, Inc. (a)(b)	14,756	443,860
CareFusion Corp. (b)	10,968	650,841
CONMED Corp.	11,216	504,271
Covidien PLC	6,443	658,990
Cyberonics, Inc. (a)(b)	12,044	670,610
Cynosure, Inc. (Class A) (a)(b)	10,856	297,672
DexCom, Inc. (b)	12,032	662,362
Edwards Lifesciences Corp. (b)	5,024	639,957
GenMark Diagnostics, Inc. (a)(b)	11,150	151,752
Globus Medical, Inc. (Class A) (a)(b)	27,485	653,318
Greatbatch, Inc. (b)	10,149	500,346
HeartWare International, Inc. (a)(b)	9,137	670,930
Hill-Rom Holdings, Inc.	14,278	651,362
Hologic, Inc. (a)(b)	24,976	667,858
IDEXX Laboratories, Inc. (a)(b)	4,337	643,047
Insulet Corp. (a)(b)	14,788	681,135
Integra LifeSciences Holdings Corp. (a)(b)	11,284	611,931
Intuitive Surgical, Inc. (b)	1,284	679,159
Invacare Corp. (a)	10,712	179,533
Masimo Corp. (b)	26,365	694,454
Medtronic, Inc. (a)	8,928	644,602
Natus Medical, Inc. (a)(b)	18,531	667,857
NuVasive, Inc. (a)(b)	14,036	661,938
NxStage Medical, Inc. (b)	25,536	457,861
Orthofix International NV (a)(b)	8,555	257,163
Quidel Corp. (a)(b)	13,505	390,565
ResMed, Inc. (a)	12,077	677,037
Rockwell Medical, Inc. (a)(b)	59,792	614,662
Sirona Dental Systems, Inc. (b)	7,500	655,275
St. Jude Medical, Inc. (a)	9,733	632,937
STERIS Corp.	9,878	640,588
Stryker Corp. (a)	7,018	662,008
Teleflex, Inc. (a)	5,643	647,929
Thoratec Corp. (a)(b)	20,424	662,963
Tornier NV (b)	24,536	625,668
Varian Medical Systems, Inc. (a)(b)	7,604	657,822
Volcano Corp. (a)(b)	54,605	976,337
Wright Medical Group, Inc. (b)	22,880	614,786
Zeltiq Aesthetics, Inc. (a)(b)	22,281	621,863
Zimmer Holdings, Inc.	5,815	659,537

		29,851,460

HEALTH CARE SUPPLIES — 23.8%
Alere, Inc. (a)(b)	17,827	677,426
Align Technology, Inc. (a)(b)	11,618	649,562
Anika Therapeutics, Inc. (a)(b)	17,276	703,824
DENTSPLY International, Inc. (a)	11,944	636,257
Endologix, Inc. (a)(b)	42,926	656,338
Haemonetics Corp. (a)(b)	17,662	660,912
Halyard Health, Inc. (a)(b)	16,744	761,350
ICU Medical, Inc. (b)	7,976	653,234
LDR Holding Corp. (b)	17,892	586,500
Meridian Bioscience, Inc. (a)	21,659	356,507
Merit Medical Systems, Inc. (a)(b)	11,778	204,113
Neogen Corp. (a)(b)	9,405	466,394
OraSure Technologies, Inc. (a)(b)	37,784	383,130
Spectranetics Corp. (a)(b)	18,839	651,453
The Cooper Cos., Inc.	4,080	661,327
West Pharmaceutical Services, Inc. (a)	12,101	644,258

		9,352,585

TOTAL COMMON STOCKS —
(Cost $28,405,482)		39,204,045

SHORT TERM INVESTMENTS — 24.4%
MONEY MARKET FUNDS — 24.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,554,563	9,554,563
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	18,878	18,878

TOTAL SHORT TERM INVESTMENT —
(Cost $9,573,441)		9,573,441

TOTAL INVESTMENTS — 124.3% (f)
(Cost $37,978,923)		48,777,486
OTHER ASSETS & LIABILITIES — (24.3)%		(9,542,620)

NET ASSETS — 100.0%		$39,234,866

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

252

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE DISTRIBUTORS — 15.6%
AmerisourceBergen Corp.	24,752	$2,231,640
Cardinal Health, Inc.	28,397	2,292,490
Henry Schein, Inc. (a)(b)	16,830	2,291,404
McKesson Corp.	10,967	2,276,530
MWI Veterinary Supply, Inc. (a)(b)	13,603	2,311,286
Owens & Minor, Inc. (b)	67,261	2,361,534
Patterson Cos., Inc. (b)	47,468	2,283,211
PharMerica Corp. (a)	68,161	1,411,614

		17,459,709

HEALTH CARE FACILITIES — 27.7%
Acadia Healthcare Co., Inc. (a)(b)	36,575	2,238,756
AmSurg Corp. (a)(b)	45,854	2,509,589
Brookdale Senior Living, Inc. (a)	65,481	2,401,188
Capital Senior Living Corp. (a)(b)	41,417	1,031,697
Community Health Systems, Inc. (a)(b)	44,250	2,385,960
Hanger, Inc. (a)(b)	76,608	1,677,715
HCA Holdings, Inc. (a)	30,873	2,265,770
HealthSouth Corp. (b)	60,115	2,312,023
Kindred Healthcare, Inc.	121,004	2,199,853
LifePoint Hospitals, Inc. (a)	31,960	2,298,244
Select Medical Holdings Corp. (b)	141,318	2,034,979
Tenet Healthcare Corp. (a)(b)	44,814	2,270,725
The Ensign Group, Inc. (b)	18,544	823,168
Universal Health Services, Inc. (Class B)	21,117	2,349,477
VCA, Inc. (a)	47,219	2,302,871

		31,102,015

HEALTH CARE SERVICES — 36.0%
Air Methods Corp. (a)(b)	53,249	2,344,553
Amedisys, Inc. (a)(b)	56,818	1,667,608
AMN Healthcare Services, Inc. (a)	56,986	1,116,926
Bio-Reference Laboratories, Inc. (a)(b)	42,231	1,356,882
BioScrip, Inc. (a)(b)	250,862	1,753,525
Chemed Corp. (b)	20,757	2,193,392
Corvel Corp. (a)	10,985	408,862
DaVita HealthCare Partners, Inc. (a)	30,680	2,323,703
Envision Healthcare Holdings, Inc. (a)	64,765	2,246,698
ExamWorks Group, Inc. (a)(b)	57,476	2,390,427
Express Scripts Holding Co. (a)	27,171	2,300,569
Gentiva Health Services, Inc. (a)	92,176	1,755,953
Healthways, Inc. (a)	47,586	946,010
IPC The Hospitalist Co. (a)(b)	36,722	1,685,173
Laboratory Corp. of America Holdings (a)	22,095	2,384,050
Landauer, Inc. (b)	10,516	359,016
MEDNAX, Inc. (a)	34,827	2,302,413
Omnicare, Inc. (b)	31,901	2,326,540
Premier, Inc. (Class A) (a)(b)	64,524	2,163,490
Quest Diagnostics, Inc. (b)	35,508	2,381,166
Team Health Holdings, Inc. (a)	39,383	2,265,704
The Providence Service Corp. (a)	45,539	1,659,441

		40,332,101

MANAGED HEALTH CARE — 20.6%
Aetna, Inc.	25,795	2,291,370
Anthem, Inc.	18,360	2,307,301
Centene Corp. (a)	21,821	2,266,111
CIGNA Corp.	22,136	2,278,016
Health Net, Inc. (a)	43,726	2,340,653
Humana, Inc.	15,682	2,252,406
Magellan Health, Inc. (a)	37,513	2,251,905
Molina Healthcare, Inc. (a)(b)	43,931	2,351,626
UnitedHealth Group, Inc.	22,802	2,305,054
WellCare Health Plans, Inc. (a)(b)	29,744	2,440,793

		23,085,235

TOTAL COMMON STOCKS —
(Cost $90,911,069)		111,979,060

SHORT TERM INVESTMENTS — 19.0%
MONEY MARKET FUNDS — 19.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	21,144,343	21,144,343
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	150,312	150,312

TOTAL SHORT TERM INVESTMENT —
(Cost $21,294,655)		21,294,655

TOTAL INVESTMENTS — 118.9% (f)
(Cost $112,205,724)		133,273,715
OTHER ASSETS & LIABILITIES — (18.9)%		(21,137,665)

NET ASSETS — 100.0%		$112,136,050

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

253

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 26.2%
A.O. Smith Corp.	804,337	$45,372,650
Allegion PLC	799,877	44,361,178
Armstrong World Industries, Inc. (a)	882,826	45,130,065
Fortune Brands Home & Security, Inc.	978,150	44,280,851
Lennox International, Inc.	465,692	44,273,339
Masco Corp.	1,789,558	45,096,862
Owens Corning	1,295,623	46,396,260
Simpson Manufacturing Co., Inc.	423,489	14,652,719
USG Corp. (a)(b)	1,621,678	45,390,767

		374,954,691

HOME FURNISHINGS — 6.2%
Leggett & Platt, Inc. (b)	1,037,549	44,209,963
Tempur Sealy International, Inc. (a)	806,016	44,258,338

		88,468,301

HOME FURNISHING RETAIL — 15.9%
Aaron’s, Inc.	1,566,137	47,876,808
Bed Bath & Beyond, Inc. (a)	595,679	45,372,869
Restoration Hardware Holdings, Inc. (a)(b)	459,884	44,153,463
Select Comfort Corp. (a)	1,658,010	44,816,010
Williams-Sonoma, Inc.	596,464	45,140,396

		227,359,546

HOME IMPROVEMENT RETAIL — 9.8%
Lowe’s Cos., Inc.	663,465	45,646,392
Lumber Liquidators Holdings, Inc. (a)(b)	730,891	48,465,382
The Home Depot, Inc.	431,340	45,277,760

		139,389,534

HOMEBUILDING — 33.0%
Cavco Industries, Inc. (a)	75,880	6,015,008
D.R. Horton, Inc.	1,794,059	45,371,752
Lennar Corp. (Class A) (b)	1,017,229	45,582,031
M.D.C. Holdings, Inc. (b)	1,738,294	46,012,642
M/I Homes, Inc. (a)	601,866	13,818,843
NVR, Inc. (a)	35,529	45,311,200
Pulte Group, Inc.	2,131,712	45,746,540
Standard Pacific Corp. (a)	6,192,689	45,144,703
Taylor Morrison Home Corp. (Class A) (a)	1,001,172	18,912,139
The Ryland Group, Inc. (b)	1,182,108	45,582,084
Toll Brothers, Inc. (a)	1,363,751	46,735,747
TRI Pointe Homes, Inc. (a)	3,041,711	46,386,093
William Lyon Homes (Class A) (a)	1,063,901	21,565,273

		472,184,055

HOUSEHOLD APPLIANCES — 5.8%
Helen of Troy, Ltd. (a)	559,123	36,376,542
Whirlpool Corp.	238,258	46,160,105

		82,536,647

HOUSEHOLD DURABLES — 3.0%
Mohawk Industries, Inc. (a)	279,859	43,478,895

TOTAL COMMON STOCKS —
(Cost $1,423,663,185)		1,428,371,669

SHORT TERM INVESTMENTS — 11.9%
MONEY MARKET FUNDS — 11.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	169,516,503	169,516,503
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	1,005,452	1,005,452

TOTAL SHORT TERM INVESTMENT —
(Cost $170,521,955)		170,521,955

TOTAL INVESTMENTS — 111.8% (f)
(Cost $1,594,185,140)		1,598,893,624
OTHER ASSETS & LIABILITIES — (11.8)%		(168,955,419)

NET ASSETS — 100.0%		$1,429,938,205

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

254

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 10.5%
Alcoa, Inc.	890,900	$14,067,311
Century Aluminum Co. (a)	597,263	14,573,217
Kaiser Aluminum Corp. (b)	177,474	12,676,968

		41,317,496

COAL & CONSUMABLE FUELS — 18.8%
Alpha Natural Resources, Inc. (a)(b)	8,715,155	14,554,309
Arch Coal, Inc. (b)	8,227,939	14,645,731
Cloud Peak Energy, Inc. (a)	1,283,132	11,779,152
CONSOL Energy, Inc.	385,876	13,046,467
Peabody Energy Corp. (b)	1,797,396	13,911,845
Westmoreland Coal Co. (a)	168,695	5,602,361

		73,539,865

DIVERSIFIED METALS & MINING — 14.5%
Compass Minerals International, Inc.	161,846	14,053,088
Freeport-McMoRan, Inc.	608,272	14,209,234
Globe Specialty Metals, Inc.	295,720	5,095,256
Horsehead Holding Corp. (a)(b)	504,292	7,982,942
Materion Corp.	111,899	3,942,202
RTI International Metals, Inc. (a)	155,912	3,938,337
SunCoke Energy, Inc.	401,910	7,772,939

		56,993,998

GOLD — 6.5%
Newmont Mining Corp.	695,343	13,141,983
Royal Gold, Inc. (b)	196,293	12,307,571

		25,449,554

PRECIOUS METALS & MINERALS — 10.3%
Coeur Mines, Inc. (a)(b)	2,337,241	11,943,302
Hecla Mining Co. (b)	5,163,731	14,406,809
Stillwater Mining Co. (a)(b)	937,517	13,819,001

		40,169,112

STEEL — 39.2%
AK Steel Holding Corp. (a)(b)	2,547,453	15,131,871
Allegheny Technologies, Inc.	433,947	15,088,337
Carpenter Technology Corp.	282,536	13,914,898
Cliffs Natural Resources, Inc. (b)	1,965,376	14,032,785
Commercial Metals Co.	820,008	13,357,930
Haynes International, Inc.	32,566	1,579,451
Nucor Corp.	255,323	12,523,593
Reliance Steel & Aluminum Co.	226,621	13,885,069
Schnitzer Steel Industries, Inc. (Class A) (b)	239,593	5,405,218
Steel Dynamics, Inc.	650,329	12,837,495
TimkenSteel Corp.	422,666	15,651,322
United States Steel Corp. (b)	476,226	12,734,283
Worthington Industries, Inc.	251,492	7,567,394

		153,709,646

TOTAL COMMON STOCKS —
(Cost $628,625,474)		391,179,671

SHORT TERM INVESTMENTS — 21.8%
MONEY MARKET FUNDS — 21.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	84,954,658	84,954,658
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	290,706	290,706

TOTAL SHORT TERM INVESTMENT —
(Cost $85,245,364)		85,245,364

TOTAL INVESTMENTS — 121.6% (f)
(Cost $713,870,838)		476,425,035
OTHER ASSETS & LIABILITIES — (21.6)%		(84,504,593)

NET ASSETS — 100.0%		$391,920,442

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

255

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.3%
Atwood Oceanics, Inc. (a)(b)	130,038	$3,689,178
Diamond Offshore Drilling, Inc. (a)	105,860	3,886,121
Ensco PLC (Class A) (a)	130,780	3,916,861
Helmerich & Payne, Inc.	58,652	3,954,318
Nabors Industries, Ltd.	353,667	4,590,598
Noble Corp. PLC (a)	243,553	4,035,673
Paragon Offshore PLC (a)	1,108,626	3,070,894
Parker Drilling Co. (b)	699,793	2,148,364
Patterson-UTI Energy, Inc.	246,281	4,085,802
Pioneer Energy Services Corp. (b)	838,128	4,643,229
Rowan Cos. PLC (Class A)	176,875	4,124,725
Transocean, Ltd. (a)	214,726	3,935,927
Unit Corp. (b)	114,746	3,912,839

		49,994,529

OIL & GAS EQUIPMENT & SERVICES — 72.6%
Baker Hughes, Inc.	64,266	3,603,395
Basic Energy Services, Inc. (b)	677,576	4,749,808
Bristow Group, Inc.	59,534	3,916,742
C&J Energy Services, Inc. (a)(b)	303,798	4,013,172
Cameron International Corp. (b)	77,565	3,874,372
CARBO Ceramics, Inc. (a)	102,225	4,094,111
Core Laboratories NV	31,394	3,777,954
Dresser-Rand Group, Inc. (b)	43,788	3,581,858
Dril-Quip, Inc. (b)	49,773	3,819,082
Era Group, Inc. (b)	50,506	1,068,202
Exterran Holdings, Inc.	111,234	3,624,004
FMC Technologies, Inc. (b)	82,219	3,851,138
Forum Energy Technologies, Inc. (b)	198,435	4,113,558
Frank’s International NV	231,483	3,849,562
Geospace Technologies Corp. (a)(b)	138,348	3,666,222
Gulfmark Offshore, Inc. (Class A) (a)	178,976	4,370,594
Halliburton Co.	93,196	3,665,399
Helix Energy Solutions Group, Inc. (b)	168,545	3,657,426
Hornbeck Offshore Services, Inc. (a)(b)	180,190	4,499,344
ION Geophysical Corp. (a)(b)	500,801	1,377,203
Matrix Service Co. (b)	164,130	3,663,382
McDermott International, Inc. (a)(b)	1,437,535	4,183,227
National Oilwell Varco, Inc.	57,491	3,767,385
Newpark Resources, Inc. (a)(b)	364,469	3,477,034
Oceaneering International, Inc.	60,056	3,531,893
Oil States International, Inc. (b)	83,398	4,078,162
RigNet, Inc. (b)	51,997	2,133,437
RPC, Inc. (a)	298,209	3,888,645
Schlumberger, Ltd.	44,248	3,779,222
SEACOR Holdings, Inc. (a)(b)	50,284	3,711,462
Seventy Seven Energy, Inc. (a)(b)	772,265	4,177,954
Superior Energy Services, Inc.	202,743	4,085,271
Tesco Corp. (a)	145,186	1,861,284
Tetra Technologies, Inc. (b)	314,549	2,101,187
Tidewater, Inc. (a)	123,605	4,006,038
US Silica Holdings, Inc. (a)	146,172	3,755,159
Weatherford International PLC (b)	337,782	3,867,604

		133,241,492

TOTAL COMMON STOCKS —
(Cost $267,543,321)		183,236,021

SHORT TERM INVESTMENTS — 18.9%
MONEY MARKET FUNDS — 18.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	34,535,804	34,535,804
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	142,618	142,618

TOTAL SHORT TERM INVESTMENT —
(Cost $34,678,422)		34,678,422

TOTAL INVESTMENTS — 118.8% (f)
(Cost $302,221,743)		217,914,443
OTHER ASSETS & LIABILITIES — (18.8)%		(34,504,812)

NET ASSETS — 100.0%		$183,409,631

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

256

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
INTEGRATED OIL & GAS — 7.4%
Chevron Corp.	112,548	$12,625,635
ConocoPhillips	184,383	12,733,490
Exxon Mobil Corp.	132,970	12,293,076
Hess Corp.	173,140	12,781,195
Marathon Oil Corp.	452,603	12,804,139
Occidental Petroleum Corp.	155,197	12,510,430

		75,747,965

OIL & GAS EXPLORATION & PRODUCTION — 76.3%
Abraxas Petroleum Corp. (a)(b)	4,379,302	12,875,148
Anadarko Petroleum Corp.	157,004	12,952,830
Antero Resources Corp. (a)(b)	288,761	11,717,921
Apache Corp.	204,081	12,789,756
Approach Resources, Inc. (a)(b)(c)	2,232,085	14,263,023
Bill Barrett Corp. (b)	1,379,375	15,711,081
Bonanza Creek Energy, Inc. (b)	620,187	14,884,488
Cabot Oil & Gas Corp.	382,761	11,333,553
California Resources Corp. (b)	2,124,997	11,708,734
Carrizo Oil & Gas, Inc. (b)	345,947	14,391,395
Chesapeake Energy Corp.	668,090	13,074,521
Cimarex Energy Co.	116,896	12,390,976
Clayton Williams Energy, Inc. (b)	223,839	14,280,928
Cobalt International Energy, Inc. (b)	1,472,875	13,093,859
Comstock Resources, Inc. (a)	2,189,636	14,911,421
Concho Resources, Inc. (b)	134,927	13,458,968
Contango Oil & Gas Co. (a)(b)	397,018	11,608,806
Continental Resources, Inc. (a)(b)	361,180	13,854,865
Denbury Resources, Inc. (a)	1,799,654	14,631,187
Devon Energy Corp.	217,296	13,300,688
Diamondback Energy, Inc. (b)	219,482	13,120,634
Energen Corp.	204,430	13,034,457
Energy XXI, Ltd. (a)	4,055,535	13,221,044
EOG Resources, Inc.	133,351	12,277,627
EP Energy Corp. (Class A) (a)(b)	1,541,826	16,096,663
EQT Corp.	145,710	11,030,247
EXCO Resources, Inc. (a)	5,141,761	11,157,621
Gulfport Energy Corp. (b)	299,483	12,500,420
Halcon Resources Corp. (a)(b)	5,730,144	10,199,656
Kosmos Energy, Ltd. (b)	1,579,954	13,255,814
Laredo Petroleum, Inc. (a)(b)	1,484,292	15,362,422
Magnum Hunter Resources Corp. (a)(b)	3,469,158	10,893,156
Matador Resources Co. (a)(b)	755,784	15,289,510
Memorial Resource Development Corp. (b)	637,037	11,485,777
Murphy Oil Corp.	256,420	12,954,338
Newfield Exploration Co. (b)	477,343	12,945,542
Noble Energy, Inc.	262,623	12,456,209
Northern Oil and Gas, Inc. (a)(b)	2,232,093	12,611,326
Oasis Petroleum, Inc. (a)(b)	934,170	15,451,172
Parsley Energy, Inc. (Class A) (b)	1,000,655	15,970,454
PDC Energy, Inc. (b)	347,646	14,347,350
Penn Virginia Corp. (a)(b)	2,379,722	15,896,543
Pioneer Natural Resources Co.	87,709	13,055,485
QEP Resources, Inc.	594,650	12,023,823
Range Resources Corp.	212,601	11,363,524
Rex Energy Corp. (a)(b)	2,223,530	11,340,003
Rice Energy, Inc. (a)(b)	481,747	10,102,235
Rosetta Resources, Inc. (b)	623,550	13,911,401
RSP Permian, Inc. (a)(b)	547,691	13,768,952
Sanchez Energy Corp. (a)(b)	1,657,172	15,395,128
SandRidge Energy, Inc. (a)(b)	6,434,448	11,710,695
SM Energy Co.	373,439	14,407,277
Southwestern Energy Co. (b)	401,142	10,947,165
Stone Energy Corp. (b)	844,412	14,253,675
Synergy Resources Corp. (a)(b)	1,143,782	14,343,026
Triangle Petroleum Corp. (a)(b)	2,836,893	13,560,349
Ultra Petroleum Corp. (a)(b)	784,625	10,325,665
VAALCO Energy, Inc. (b)	2,565,210	11,697,358
Whiting Petroleum Corp. (b)	417,129	13,765,257
WPX Energy, Inc. (b)	1,069,469	12,437,925

		787,201,073

OIL & GAS REFINING & MARKETING — 16.3%
Alon USA Energy, Inc.	924,331	11,711,274
Clean Energy Fuels Corp. (a)(b)	2,520,291	12,588,854
CVR Energy, Inc. (a)	292,261	11,313,423
Delek US Holdings, Inc.	425,121	11,597,301
Green Plains, Inc. (a)	534,754	13,251,204
HollyFrontier Corp.	308,534	11,563,854
Marathon Petroleum Corp.	138,388	12,490,901
PBF Energy, Inc.	420,985	11,215,040
Phillips 66	175,326	12,570,874
REX American Resources Corp. (b)	197,052	12,211,312
Tesoro Corp.	154,787	11,508,414
Valero Energy Corp.	248,911	12,321,095
Western Refining, Inc.	311,164	11,755,776
World Fuel Services Corp.	245,070	11,501,135

		167,600,457

TOTAL COMMON STOCKS —
(Cost $1,509,047,838)		1,030,549,495

SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	129,730,788	129,730,788
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	418,030	418,030

TOTAL SHORT TERM INVESTMENT —
(Cost $130,148,818)		130,148,818

TOTAL INVESTMENTS — 112.6% (g)
(Cost $1,639,196,656)		1,160,698,313
OTHER ASSETS & LIABILITIES — (12.6)%		(129,428,295)

NET ASSETS — 100.0%		$1,031,270,018

See accompanying notes to financial statements.

257

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

258

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
AbbVie, Inc.	469,450	$30,720,808
Actavis PLC (a)	118,338	30,461,385
Akorn, Inc. (a)(b)	743,075	26,899,315
Allergan, Inc.	147,032	31,257,533
ANI Pharmaceuticals, Inc. (a)	318,438	17,956,719
Auxilium Pharmaceuticals, Inc. (a)(b)	925,509	31,823,627
AVANIR Pharmaceuticals, Inc. (Class A) (a)	1,807,895	30,643,820
BioDelivery Sciences International, Inc. (a)	2,217,298	26,651,922
Bristol-Myers Squibb Co.	521,585	30,789,163
Catalent, Inc. (a)	1,072,211	29,893,243
DepoMed, Inc. (a)	2,022,657	32,585,004
Eli Lilly & Co.	440,615	30,398,029
Endo International PLC (a)	445,620	32,138,114
Horizon Pharma PLC (a)(b)	2,410,984	31,077,584
Hospira, Inc. (a)	507,959	31,112,489
Impax Laboratories, Inc. (a)	983,437	31,155,284
Jazz Pharmaceuticals PLC (a)(b)	185,548	30,379,774
Johnson & Johnson	293,485	30,689,726
Lannett Co., Inc. (a)(b)	703,120	30,149,786
Mallinckrodt PLC (a)	323,523	32,038,483
Merck & Co., Inc.	530,870	30,148,107
Mylan, Inc. (a)	574,670	32,394,148
Nektar Therapeutics (a)	2,002,181	31,033,805
Omeros Corp. (a)(b)	579,764	14,366,552
Pacira Pharmaceuticals, Inc. (a)(b)	336,350	29,820,791
Perrigo Co. PLC	199,780	33,395,225
Pfizer, Inc.	990,133	30,842,643
Prestige Brands Holdings, Inc. (a)	673,788	23,393,919
Sagent Pharmaceuticals, Inc. (a)	577,316	14,496,405
Salix Pharmaceuticals, Ltd. (a)	296,441	34,072,929
Tetraphase Pharmaceuticals, Inc. (a)(b)	845,143	33,560,628
The Medicines Co. (a)	1,206,901	33,394,951
TherapeuticsMD, Inc. (a)(b)	3,255,108	14,485,231
Theravance Biopharma, Inc. (a)(b)	572,588	8,543,013
Theravance, Inc. (b)	2,288,580	32,383,407
VIVUS, Inc. (a)(b)(c)	5,869,475	16,904,088
XenoPort, Inc. (a)	790,863	6,935,868
Zoetis, Inc.	733,614	31,567,410

TOTAL COMMON STOCKS —
(Cost $859,819,055)		1,050,560,928

SHORT TERM INVESTMENTS — 15.3%
MONEY MARKET FUNDS — 15.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	159,536,943	159,536,943
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	2,048,085	2,048,085

TOTAL SHORT TERM INVESTMENT —
(Cost $161,585,028)		161,585,028

TOTAL INVESTMENTS — 115.1% (g)
(Cost $1,021,404,083)		1,212,145,956
OTHER ASSETS & LIABILITIES — (15.1)%		(159,191,964)

NET ASSETS — 100.0%		$1,052,953,992

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

259

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPAREL RETAIL — 23.6%
Abercrombie & Fitch Co. (Class A) (a)	519,978	$14,892,170
American Eagle Outfitters, Inc. (a)	1,092,750	15,167,370
ANN, Inc. (b)	386,309	14,092,552
Ascena Retail Group, Inc. (b)	1,207,023	15,160,209
Brown Shoe Co., Inc.	466,086	14,984,665
Chico’s FAS, Inc.	925,360	15,000,086
DSW, Inc. (Class A)	405,544	15,126,791
Express, Inc. (b)	1,084,618	15,933,038
Foot Locker, Inc.	257,156	14,447,024
Francesca’s Holdings Corp. (b)	928,344	15,503,345
Genesco, Inc. (b)	200,000	15,324,000
Guess?, Inc.	710,088	14,968,655
L Brands, Inc.	173,088	14,980,766
Ross Stores, Inc.	159,439	15,028,720
Stage Stores, Inc.	730,181	15,114,747
The Buckle, Inc. (a)	288,795	15,167,513
The Cato Corp. (Class A)	353,886	14,926,912
The Children’s Place, Inc. (a)	264,079	15,052,503
The Finish Line, Inc. (Class A)	509,686	12,390,467
The Gap, Inc.	361,855	15,237,714
The Men’s Wearhouse, Inc.	350,147	15,458,990
TJX Cos., Inc.	220,026	15,089,383
Urban Outfitters, Inc. (a)(b)	450,286	15,818,547
Zumiez, Inc. (b)	393,228	15,190,398

		360,056,565

AUTOMOTIVE RETAIL — 13.4%
Advance Auto Parts, Inc.	90,030	14,339,978
Asbury Automotive Group, Inc. (b)	193,339	14,678,297
AutoNation, Inc. (b)	251,676	15,203,747
AutoZone, Inc. (b)	23,946	14,825,208
CarMax, Inc. (a)(b)	247,611	16,485,940
CST Brands, Inc.	337,547	14,720,425
Group 1 Automotive, Inc.	162,286	14,544,071
Lithia Motors, Inc. (Class A)	171,189	14,840,375
Monro Muffler Brake, Inc. (a)	255,713	14,780,211
Murphy USA, Inc. (b)	229,074	15,774,036
O’Reilly Automotive, Inc. (b)	75,117	14,469,037
Penske Automotive Group, Inc.	301,978	14,818,061
Pep Boys-Manny, Moe & Jack (b)	1,084,595	10,650,723
Sonic Automotive, Inc. (Class A)	540,210	14,607,278

		204,737,387

CATALOG RETAIL — 1.0%
HSN, Inc.	193,282	14,689,432

COMPUTER & ELECTRONICS RETAIL — 3.1%
Best Buy Co., Inc.	391,699	15,268,427
GameStop Corp. (Class A) (a)	446,888	15,104,814
Rent-A-Center, Inc.	461,262	16,753,036

		47,126,277

DEPARTMENT STORES — 6.0%
Dillard’s, Inc. (Class A)	126,823	15,875,703
J.C. Penney Co., Inc. (a)(b)	2,262,734	14,662,516
Kohl’s Corp. (a)	252,065	15,386,048
Macy’s, Inc.	231,463	15,218,692
Nordstrom, Inc.	193,310	15,346,881
Sears Holdings Corp. (a)(b)	446,888	14,738,366

		91,228,206

DRUG RETAIL — 3.2%
CVS Health Corp.	160,524	15,460,066
Rite Aid Corp. (b)	2,537,003	19,078,263
Walgreens Boots Alliance, Inc.	193,741	14,763,064

		49,301,393

FOOD RETAIL — 8.1%
Casey’s General Stores, Inc.	168,143	15,186,676
Safeway, Inc.	417,250	14,653,820
Sprouts Farmers Market, Inc. (a)(b)	470,491	15,987,284
SUPERVALU, Inc. (b)	1,598,619	15,506,604
The Fresh Market, Inc. (a)(b)	363,832	14,989,879
The Kroger Co.	234,530	15,059,171
The Pantry, Inc. (b)	444,036	16,455,974
Whole Foods Market, Inc.	298,756	15,063,278

		122,902,686

GENERAL MERCHANDISE STORES — 8.3%
Big Lots, Inc.	361,054	14,449,381
Burlington Stores, Inc. (b)	317,359	14,998,386
Conn’s, Inc. (a)(b)	827,741	15,470,479
Dollar General Corp. (b)	206,798	14,620,619
Dollar Tree, Inc. (b)	211,889	14,912,748
Family Dollar Stores, Inc.	182,148	14,427,943
Fred’s, Inc. (Class A) (a)	460,748	8,021,623
Target Corp.	199,358	15,133,266
Tuesday Morning Corp. (a)(b)	684,220	14,847,574

		126,882,019

HYPERMARKETS & SUPER CENTERS — 2.9%
Costco Wholesale Corp.	104,648	14,833,854
PriceSmart, Inc. (a)	163,457	14,910,547
Wal-Mart Stores, Inc.	172,252	14,793,002

		44,537,403

INTERNET RETAIL — 13.5%
Amazon.com, Inc. (b)	47,006	14,588,312
Blue Nile, Inc. (a)(b)	371,802	13,388,590
Expedia, Inc.	164,941	14,079,364
FTD Cos., Inc. (a)(b)	415,569	14,470,112
Groupon, Inc. (a)(b)	1,999,391	16,514,970
Lands’ End, Inc. (a)(b)	303,272	16,364,557
Netflix, Inc. (b)	43,089	14,719,633
NutriSystem, Inc.	752,269	14,706,859
Orbitz Worldwide, Inc. (b)	1,730,852	14,244,912
RetailMeNot, Inc. (b)	1,038,480	15,182,578
Shutterfly, Inc. (b)	352,683	14,705,118
The Priceline Group, Inc. (b)	13,082	14,916,227
TripAdvisor, Inc. (b)	199,419	14,888,622
zulily, Inc. (Class A) (a)(b)	588,975	13,782,015

		206,551,869

SPECIALIZED CONSUMER SERVICES — 1.0%
Outerwall, Inc. (a)(b)	197,953	14,890,025

SPECIALTY STORES — 15.8%
Barnes & Noble, Inc. (a)(b)	637,844	14,810,738
Cabela’s, Inc. (a)(b)	294,709	15,534,111

See accompanying notes to financial statements.

260

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Dick’s Sporting Goods, Inc.	297,156	$14,753,795
Five Below, Inc. (a)(b)	386,080	15,763,646
GNC Holdings, Inc. (Class A)	338,951	15,917,139
Hibbett Sports, Inc. (b)	296,134	14,341,770
Office Depot, Inc. (b)	1,853,194	15,891,138
PetSmart, Inc.	185,768	15,102,010
Sally Beauty Holdings, Inc. (b)	467,925	14,384,014
Signet Jewelers, Ltd.	113,719	14,962,009
Staples, Inc.	876,549	15,883,068
The Michaels Cos., Inc. (b)	617,242	15,264,395
Tiffany & Co. (a)	138,744	14,826,184
Tractor Supply Co.	185,812	14,645,702
Ulta Salon Cosmetics & Fragrance, Inc. (b)	112,206	14,344,415
Vitamin Shoppe, Inc. (a)(b)	314,024	15,255,286

		241,679,420

TOTAL COMMON STOCKS —
(Cost $1,542,098,046)		1,524,582,682

SHORT TERM INVESTMENTS — 8.1%
MONEY MARKET FUNDS — 8.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	122,177,802	122,177,802
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	1,867,957	1,867,957

TOTAL SHORT TERM INVESTMENT —
(Cost $124,045,759)		124,045,759

TOTAL INVESTMENTS — 108.0% (f)
(Cost $1,666,143,805)		1,648,628,441
OTHER ASSETS & LIABILITIES — (8.0)%		(121,604,539)

NET ASSETS — 100.0%		$1,527,023,902

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

261

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
SEMICONDUCTORS — 100.0%
Advanced Micro Devices, Inc. (a)(b)	1,723,320	$4,601,264
Altera Corp.	117,261	4,331,621
Analog Devices, Inc.	77,667	4,312,072
Applied Micro Circuits Corp. (a)(b)	596,881	3,891,664
Atmel Corp. (b)	544,206	4,568,609
Avago Technologies, Ltd.	43,778	4,403,629
Broadcom Corp. (Class A)	104,293	4,519,016
Cavium, Inc. (b)	73,519	4,544,945
CEVA, Inc. (b)	32,124	582,729
Cirrus Logic, Inc. (a)(b)	230,508	5,433,074
Cree, Inc. (a)(b)	143,991	4,639,390
Cypress Semiconductor Corp. (a)(b)	318,618	4,549,865
Diodes, Inc. (b)	87,740	2,418,992
Exar Corp. (b)	66,045	673,659
Fairchild Semiconductor International, Inc. (b)	258,960	4,371,245
First Solar, Inc. (b)	103,105	4,597,968
Freescale Semiconductor, Ltd. (a)(b)	175,324	4,423,425
Integrated Device Technology, Inc. (b)	222,136	4,353,866
Intel Corp.	119,883	4,350,554
International Rectifier Corp. (b)	109,060	4,351,494
Intersil Corp. (Class A)	329,998	4,775,071
Lattice Semiconductor Corp. (b)	465,416	3,206,716
Linear Technology Corp.	95,635	4,360,956
Marvell Technology Group, Ltd.	306,044	4,437,638
Maxim Integrated Products, Inc.	141,805	4,519,325
Micrel, Inc.	104,142	1,511,100
Microchip Technology, Inc. (a)	99,377	4,482,896
Micron Technology, Inc. (b)	127,728	4,471,757
Microsemi Corp. (b)	155,878	4,423,818
Monolithic Power Systems, Inc.	89,431	4,448,298
NVIDIA Corp.	221,231	4,435,682
OmniVision Technologies, Inc. (b)	163,446	4,249,596
ON Semiconductor Corp. (b)	450,028	4,558,784
PMC-Sierra, Inc. (b)	462,777	4,239,037
Power Integrations, Inc.	85,253	4,410,990
Rambus, Inc. (b)	280,312	3,108,660
RF Micro Devices, Inc. (a)(b)	280,179	4,648,170
Semtech Corp. (b)	159,955	4,409,959
Silicon Image, Inc. (b)	182,708	1,008,548
Silicon Laboratories, Inc. (b)	96,313	4,586,425
Skyworks Solutions, Inc.	62,848	4,569,678
Spansion, Inc. (Class A) (b)	138,702	4,746,382
SunPower Corp. (a)(b)	188,325	4,864,435
Synaptics, Inc. (b)	65,413	4,503,031
Texas Instruments, Inc.	81,769	4,371,780
Xilinx, Inc.	96,164	4,162,939

TOTAL COMMON STOCKS —
(Cost $187,605,198)		187,430,752

SHORT TERM INVESTMENTS — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,977,200	12,977,200
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	102,725	102,725

TOTAL SHORT TERM INVESTMENT —
(Cost $13,079,925)		13,079,925

TOTAL INVESTMENTS — 107.0% (f)
(Cost $200,685,123)		200,510,677
OTHER ASSETS & LIABILITIES — (7.0)%		(13,148,176)

NET ASSETS — 100.0%		$187,362,501

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

262

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 26.5%
ACI Worldwide, Inc. (a)(b)	8,326	$167,935
Adobe Systems, Inc. (b)	2,071	150,562
Advent Software, Inc. (a)	5,203	159,420
Ansys, Inc. (b)	1,968	161,376
Aspen Technology, Inc. (b)	4,771	167,080
Autodesk, Inc. (b)	2,674	160,600
Blackbaud, Inc. (a)	3,653	158,029
Bottomline Technologies, Inc. (a)(b)	6,878	173,876
BroadSoft, Inc. (a)(b)	5,505	159,755
Cadence Design Systems, Inc. (a)(b)	8,857	168,017
Callidus Software, Inc. (a)(b)	10,385	169,587
CDK Global, Inc.	3,935	160,391
Citrix Systems, Inc. (b)	2,624	167,411
Comverse, Inc. (b)	8,637	162,203
Ebix, Inc. (a)	9,834	167,080
Ellie Mae, Inc. (a)(b)	4,078	164,425
FactSet Research Systems, Inc. (a)	1,169	164,537
Fair Isaac Corp.	2,213	160,000
Guidewire Software, Inc. (a)(b)	3,342	169,205
Informatica Corp. (b)	4,211	160,587
Interactive Intelligence Group (a)(b)	3,652	174,931
Intuit, Inc. (a)	1,708	157,461
Manhattan Associates, Inc. (b)	3,844	156,528
Mentor Graphics Corp.	7,395	162,098
MicroStrategy, Inc. (b)	995	161,588
Monotype Imaging Holdings, Inc.	5,752	165,830
Netscout Systems, Inc. (a)(b)	4,399	160,739
Nuance Communications, Inc. (a)(b)	11,246	160,480
Pegasystems, Inc.	7,794	161,881
PROS Holdings, Inc. (a)(b)	5,285	145,232
PTC, Inc. (b)	4,352	159,501
QLIK Technologies, Inc. (a)(b)	5,345	165,107
RealPage, Inc. (a)(b)	7,320	160,747
Salesforce.com, Inc. (b)	2,859	169,567
SolarWinds, Inc. (b)	3,131	156,018
Solera Holdings, Inc.	3,277	167,717
Splunk, Inc. (b)	2,823	166,416
SS&C Technologies Holdings, Inc. (a)	2,931	171,434
Synchronoss Technologies, Inc. (a)(b)	3,955	165,556
Synopsys, Inc. (b)	3,711	161,317
Tangoe, Inc. (a)(b)	12,387	161,403
The Ultimate Software Group, Inc. (a)(b)	1,099	161,350
TiVo, Inc. (a)(b)	13,088	154,962
Tyler Technologies, Inc. (b)	1,393	152,450
Verint Systems, Inc. (a)(b)	2,760	160,853
Workday, Inc. (Class A) (a)(b)	1,930	157,507

		7,470,749

ASSET MANAGEMENT & CUSTODY BANKS — 0.6%
Actua Corp. (b)	9,101	168,095

DATA PROCESSING & OUTSOURCED SERVICES — 18.9%
Alliance Data Systems Corp. (b)	574	164,193
Automatic Data Processing, Inc.	1,901	158,486
Blackhawk Network Holdings, Inc. (a)(b)	1,104	42,835
Blackhawk Network Holdings, Inc. (Class B) (b)	3,299	124,339
Broadridge Financial Solutions, Inc.	3,573	165,001
Cardtronics, Inc. (a)(b)	4,262	164,428
Computer Sciences Corp.	2,568	161,912
Convergys Corp. (a)	7,845	159,803
CoreLogic, Inc. (b)	5,145	162,531
CSG Systems International, Inc. (a)	6,421	160,974
DST Systems, Inc.	1,668	157,042
Euronet Worldwide, Inc. (b)	2,807	154,104
EVERTEC, Inc. (a)	7,269	160,863
ExlService Holdings, Inc. (b)	5,663	162,585
Fidelity National Information Services, Inc.	2,610	162,342
Fiserv, Inc. (b)	2,303	163,444
FleetCor Technologies, Inc. (b)	1,138	169,232
Genpact, Ltd. (a)(b)	8,757	165,770
Global Payments, Inc.	1,987	160,411
Heartland Payment Systems, Inc. (a)	3,006	162,174
Jack Henry & Associates, Inc.	2,560	159,078
Mastercard, Inc. (Class A)	1,871	161,205
NeuStar, Inc. (Class A) (a)(b)	6,091	169,330
Paychex, Inc.	3,415	157,671
Sabre Corp. (a)	8,128	164,755
Sykes Enterprises, Inc. (a)(b)	6,872	161,286
Syntel, Inc. (b)	3,576	160,848
TeleTech Holdings, Inc. (b)	5,157	122,118
The Western Union Co. (a)	9,251	165,685
Total System Services, Inc.	4,868	165,317
Vantiv, Inc. (a)(b)	4,734	160,577
VeriFone Systems, Inc. (a)(b)	4,770	177,444
Visa, Inc. (Class A) (a)	613	160,729
WEX, Inc. (a)(b)	1,652	163,416

		5,331,928

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.2%
CoStar Group, Inc. (a)(b)	940	172,612
Global Cash Access Holdings, Inc. (a)(b)	24,222	173,188

		345,800

HOME ENTERTAINMENT SOFTWARE — 2.9%
Activision Blizzard, Inc.	7,912	159,427
Electronic Arts, Inc. (b)	3,507	164,882
Glu Mobile, Inc. (a)(b)	40,578	158,254
Take-Two Interactive Software, Inc. (a)(b)	5,595	156,828
Zynga, Inc. (Class A) (a)(b)	62,978	167,521

		806,912

INTERNET RETAIL — 0.5%
HomeAway, Inc. (b)	5,215	155,303

INTERNET SOFTWARE & SERVICES — 26.7%
Akamai Technologies, Inc. (b)	2,590	163,066
AOL, Inc. (a)(b)	3,640	168,059
Bankrate, Inc. (a)(b)	14,032	174,418
Bazaarvoice, Inc. (b)	17,974	144,511
Blucora, Inc. (a)(b)	11,964	165,701
comScore, Inc. (b)	3,568	165,662
Constant Contact, Inc. (a)(b)	4,628	169,848

See accompanying notes to financial statements.

263

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Cornerstone OnDemand, Inc. (a)(b)	4,627	$162,870
Cvent, Inc. (b)	5,707	158,883
Dealertrack Technologies, Inc. (a)(b)	3,533	156,547
Demandware, Inc. (a)(b)	2,968	170,779
Dice Holdings, Inc. (b)	15,466	154,815
Digital River, Inc. (b)	9,322	230,533
EarthLink Holdings Corp. (a)	35,783	157,087
eBay, Inc. (b)	2,823	158,427
Endurance International Group Holdings, Inc. (a)(b)	9,996	184,226
Envestnet, Inc. (a)(b)	3,339	164,079
Equinix, Inc.	696	157,804
Facebook, Inc. (Class A) (b)	2,037	158,927
Gogo, Inc. (a)(b)	10,184	168,342
Google, Inc. (Class A) (b)	152	80,660
Google, Inc. (Class C) (b)	151	79,486
IAC/InterActiveCorp.	2,530	153,799
j2 Global, Inc. (a)	2,676	165,912
LinkedIn Corp. (Class A) (a)(b)	716	164,472
LivePerson, Inc. (a)(b)	11,534	162,629
LogMeIn, Inc. (a)(b)	3,170	156,408
Marketo, Inc. (a)(b)	5,364	175,510
Monster Worldwide, Inc. (a)(b)	37,309	172,368
NIC, Inc.	8,925	160,561
Pandora Media, Inc. (a)(b)	9,075	161,807
Perficient, Inc. (a)(b)	9,117	169,850
Rackspace Hosting, Inc. (b)	3,469	162,384
SciQuest, Inc. (b)	11,026	159,326
Shutterstock, Inc. (a)(b)	2,519	174,063
SPS Commerce, Inc. (b)	2,768	156,752
Stamps.com, Inc. (b)	3,177	152,464
Textura Corp. (a)(b)	5,558	158,236
Trulia, Inc. (b)	3,110	143,153
Twitter, Inc. (a)(b)	4,244	152,232
VeriSign, Inc. (a)(b)	2,763	157,491
Web.com Group, Inc. (b)	8,920	169,391
WebMD Health Corp. (a)(b)	4,308	170,382
Xoom Corp. (a)(b)	10,843	189,861
Yahoo!, Inc. (a)(b)	3,134	158,298
Yelp, Inc. (a)(b)	2,988	163,533
Zillow, Inc. (Class A) (a)(b)	1,336	141,469

		7,547,081

IT CONSULTING & OTHER SERVICES — 11.3%
Accenture PLC (Class A) (a)	1,922	171,654
Acxiom Corp. (b)	8,053	163,234
Booz Allen Hamilton Holding Corp.	6,169	163,664
CACI International, Inc. (Class A) (b)	1,842	158,743
Cognizant Technology Solutions Corp. (Class A) (b)	3,119	164,246
EnerNOC, Inc. (a)(b)	10,696	165,253
EPAM Systems, Inc. (b)	3,093	147,691
Forrester Research, Inc. (a)	1,852	72,895
Gartner, Inc. (a)(b)	1,903	160,252
iGate Corp. (a)(b)	4,640	183,187
International Business Machines Corp. (a)	1,013	162,526
Leidos Holdings, Inc.	3,694	160,763
ManTech International Corp. (Class A) (a)	5,419	163,816
MAXIMUS, Inc.	3,070	168,359
Sapient Corp. (b)	6,341	157,764
Science Applications International Corp.	3,125	154,781
Teradata Corp. (a)(b)	3,791	165,591
Unisys Corp. (b)	6,341	186,933
Virtusa Corp. (b)	3,890	162,096
Xerox Corp. (a)	11,645	161,400

		3,194,848

SYSTEMS SOFTWARE — 11.3%
CA, Inc.	5,273	160,563
CommVault Systems, Inc. (a)(b)	3,289	170,008
FireEye, Inc. (a)(b)	5,407	170,753
Fortinet, Inc. (a)(b)	5,603	171,788
Imperva, Inc. (a)(b)	3,198	158,077
Infoblox, Inc. (b)	9,117	184,255
Microsoft Corp.	3,379	156,955
NetSuite, Inc. (a)(b)	1,515	165,392
Oracle Corp.	3,941	177,227
Progress Software Corp. (b)	5,946	160,661
Proofpoint, Inc. (a)(b)	3,436	165,718
Qualys, Inc. (a)(b)	4,215	159,116
Red Hat, Inc. (b)	2,721	188,130
Rovi Corp. (b)	7,488	169,154
ServiceNow, Inc. (b)	2,561	173,764
Symantec Corp.	6,233	159,908
Tableau Software, Inc. (Class A) (b)	1,954	165,621
VASCO Data Security International, Inc. (b)	5,849	165,000
VMware, Inc. (Class A) (b)	2,052	169,331

		3,191,421

TOTAL COMMON STOCKS —
(Cost $24,423,066)		28,212,137

SHORT TERM INVESTMENTS — 24.0%
MONEY MARKET FUNDS — 24.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,741,664	6,741,664
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	17,702	17,702

TOTAL SHORT TERM INVESTMENT —
(Cost $6,759,366)		6,759,366

TOTAL INVESTMENTS — 123.9% (f)
(Cost $31,182,432)		34,971,503
OTHER ASSETS & LIABILITIES — (23.9)%		(6,739,808)

NET ASSETS — 100.0%		$28,231,695

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

264

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 12.0%
8x8, Inc. (a)(b)	51,348	$470,348
Cogent Communications Holdings, Inc. (a)	21,649	766,158
Globalstar, Inc. (a)(b)	280,268	770,737
inContact, Inc. (a)(b)	23,139	203,392
Inteliquent, Inc.	22,145	434,706
Iridium Communications, Inc. (a)(b)	50,907	496,343
Level 3 Communications, Inc. (b)	15,210	751,070
Vonage Holdings Corp. (a)(b)	69,214	263,705

		4,156,459

COMMUNICATIONS EQUIPMENT — 63.6%
ADTRAN, Inc. (a)	34,697	756,395
Arris Group, Inc. (a)(b)	26,090	787,657
Aruba Networks, Inc. (a)(b)	37,101	674,496
Black Box Corp.	4,214	100,715
Brocade Communications Systems, Inc.	65,202	771,992
CalAmp Corp. (a)(b)	37,661	689,196
Calix, Inc. (a)(b)	24,991	250,410
Ciena Corp. (a)(b)	39,906	774,575
Cisco Systems, Inc. (a)	26,926	748,947
CommScope Holding Co., Inc. (b)	32,883	750,719
Comtech Telecommunications Corp.	8,216	258,968
EchoStar Corp. (Class A) (b)	9,972	523,530
Emulex Corp. (a)(b)	65,671	372,355
Extreme Networks, Inc. (a)(b)	127,112	448,705
F5 Networks, Inc. (b)	5,539	722,646
Finisar Corp. (a)(b)	39,298	762,774
Harmonic, Inc. (b)	43,392	304,178
Harris Corp.	10,461	751,309
Infinera Corp. (a)(b)	51,466	757,580
InterDigital, Inc. (a)	13,970	739,013
Ixia (b)	30,493	343,046
JDS Uniphase Corp. (b)	52,360	718,379
Juniper Networks, Inc.	34,270	764,906
Motorola Solutions, Inc.	11,605	778,463
Netgear, Inc. (a)(b)	13,820	491,716
Palo Alto Networks, Inc. (a)(b)	6,124	750,619
Plantronics, Inc.	13,989	741,697
Polycom, Inc. (a)(b)	55,945	755,257
QUALCOMM, Inc.	10,244	761,436
Riverbed Technology, Inc. (a)(b)	38,585	787,520
Ruckus Wireless, Inc. (a)(b)	63,934	768,487
ShoreTel, Inc. (b)	33,603	246,982
Sonus Networks, Inc. (a)(b)	180,644	717,157
Ubiquiti Networks, Inc. (a)	24,159	716,073
ViaSat, Inc. (a)(b)	11,540	727,366

		22,015,264

INTEGRATED TELECOMMUNICATION SERVICES — 14.7%
AT&T, Inc. (a)	22,484	755,237
Atlantic Tele-Network, Inc. (a)	3,940	266,305
CenturyLink, Inc. (a)	19,241	761,559
Cincinnati Bell, Inc. (b)	72,544	231,415
Consolidated Communications Holdings, Inc. (a)	25,386	706,492
Frontier Communications Corp. (a)	115,510	770,452
Shenandoah Telecommunications Co. (a)	5,083	158,844
Verizon Communications, Inc.	15,864	742,118
Windstream Holdings, Inc.	85,371	703,457

		5,095,879

WIRELESS TELECOMMUNICATION SERVICES — 9.5%
SBA Communications Corp. (Class A) (b)	6,566	727,250
Sprint Corp. (a)(b)	177,228	735,496
T-Mobile US, Inc. (a)(b)	28,569	769,649
Telephone & Data Systems, Inc.	30,954	781,589
US Cellular Corp. (a)(b)	6,429	256,067

		3,270,051

TOTAL COMMON STOCKS —
(Cost $34,643,306)		34,537,653

SHORT TERM INVESTMENTS — 23.8%
MONEY MARKET FUNDS — 23.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,197,474	8,197,474
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	53,929	53,929

TOTAL SHORT TERM INVESTMENT —
(Cost $8,251,403)		8,251,403

TOTAL INVESTMENTS — 123.6% (f)
(Cost $42,894,709)		42,789,056
OTHER ASSETS & LIABILITIES — (23.6)%		(8,175,420)

NET ASSETS — 100.0%		$34,613,636

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

265

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 20.3%
Atlas Air Worldwide Holdings, Inc. (a)(b)	228,114	$11,246,020
C.H. Robinson Worldwide, Inc. (a)	188,008	14,079,919
Expeditors International of Washington, Inc.	304,248	13,572,503
FedEx Corp.	77,338	13,430,517
Forward Air Corp. (a)	148,949	7,502,561
HUB Group, Inc. (Class A) (b)	379,426	14,448,542
Park-Ohio Holdings Corp. (a)	35,312	2,225,716
United Parcel Service, Inc. (Class B)	123,527	13,732,497
UTI Worldwide, Inc. (a)(b)	1,215,260	14,668,188
XPO Logistics, Inc. (a)(b)	364,218	14,889,232

		119,795,695

AIRLINES — 24.7%
Alaska Air Group, Inc.	243,571	14,555,803
Allegiant Travel Co. (a)	100,274	15,074,190
American Airlines Group, Inc.	272,058	14,590,471
Delta Air Lines, Inc.	285,069	14,022,544
Hawaiian Holdings, Inc. (a)(b)	574,705	14,971,065
JetBlue Airways Corp. (a)(b)	917,744	14,555,420
Republic Airways Holdings, Inc. (b)	561,771	8,196,239
SkyWest, Inc.	517,821	6,876,663
Southwest Airlines Co.	328,226	13,890,524
Spirit Airlines, Inc. (b)	199,532	15,080,629
United Continental Holdings, Inc. (b)	212,041	14,183,422

		145,996,970

AIRPORT SERVICES — 1.4%
Wesco Aircraft Holdings, Inc. (a)(b)	612,593	8,564,050

DATA PROCESSING & OUTSOURCED SERVICES — 1.1%
Echo Global Logistics, Inc. (b)	214,452	6,261,998

MARINE — 3.4%
Kirby Corp. (b)	156,510	12,636,617
Matson, Inc.	212,555	7,337,399

		19,974,016

RAILROADS — 12.3%
CSX Corp.	390,167	14,135,750
Genesee & Wyoming, Inc. (Class A) (b)	161,038	14,480,537
Kansas City Southern	123,976	15,128,791
Norfolk Southern Corp.	133,803	14,666,147
Union Pacific Corp.	120,797	14,390,547

		72,801,772

TRUCKING — 36.7%
AMERCO, Inc.	29,945	8,512,166
ArcBest Corp. (a)	308,878	14,322,673
Avis Budget Group, Inc. (b)	231,796	15,375,029
Celadon Group, Inc. (a)	185,520	4,209,449
Con-way, Inc.	288,684	14,197,479
Heartland Express, Inc. (a)	411,049	11,102,434
Hertz Global Holdings, Inc. (b)	637,253	15,893,090
J.B. Hunt Transport Services, Inc. (a)	165,432	13,937,646
Knight Transportation, Inc. (a)	423,235	14,246,090
Landstar System, Inc.	184,863	13,408,113
Marten Transport, Ltd. (a)	203,899	4,457,232
Old Dominion Freight Line, Inc. (b)	174,602	13,556,099
Roadrunner Transportation Systems, Inc. (b)	260,792	6,089,493
Ryder Systems, Inc. (a)	154,999	14,391,657
Saia, Inc. (b)	223,198	12,356,241
Swift Transportation Co. (a)(b)	482,797	13,822,478
Werner Enterprises, Inc. (a)	447,360	13,935,264
YRC Worldwide, Inc. (b)	584,060	13,135,510

		216,948,143

TOTAL COMMON STOCKS —
(Cost $505,897,588)		590,342,644

SHORT TERM INVESTMENTS — 14.2%
MONEY MARKET FUNDS — 14.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	83,353,136	83,353,136
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	316,624	316,624

TOTAL SHORT TERM INVESTMENT —
(Cost $83,669,760)		83,669,760

TOTAL INVESTMENTS — 114.1% (f)
(Cost $589,567,348)		674,012,404
OTHER ASSETS & LIABILITIES — (14.1)%		(83,097,294)

NET ASSETS — 100.0%		$590,915,110

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

266

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 2.2%
AAR Corp.	13	$361
Aerovironment, Inc. (a)	6	164
Alliant Techsystems, Inc.	11	1,279
American Science & Engineering, Inc. (b)	2	104
BE Aerospace, Inc. (a)	19	1,102
Cubic Corp. (b)	10	526
Curtiss-Wright Corp.	22	1,553
Engility Holdings, Inc. (a)	24	1,027
Esterline Technologies Corp. (a)(b)	14	1,536
Exelis, Inc.	97	1,700
GenCorp, Inc. (a)(b)	32	586
General Dynamics Corp.	139	19,129
Honeywell International, Inc.	209	20,883
Huntington Ingalls Industries, Inc.	15	1,687
KLX, Inc. (a)	9	371
L-3 Communications Holdings, Inc.	64	8,077
Lockheed Martin Corp.	123	23,686
Moog, Inc. (Class A) (a)	22	1,629
National Presto Industries, Inc. (b)	4	232
Northrop Grumman Corp.	99	14,592
Orbital Sciences Corp. (a)	32	861
Precision Castparts Corp.	25	6,022
Raytheon Co.	145	15,685
Rockwell Collins, Inc.	36	3,041
Teledyne Technologies, Inc. (a)	14	1,438
Textron, Inc.	74	3,116
The Boeing Co. (b)	186	24,176
Triumph Group, Inc. (b)	18	1,210
United Technologies Corp.	263	30,245

		186,018

AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)(b)	26	1,282
C.H. Robinson Worldwide, Inc. (b)	77	5,766
Expeditors International of Washington, Inc.	44	1,963
FedEx Corp.	116	20,145
Forward Air Corp.	6	302
HUB Group, Inc. (Class A) (a)	14	533
United Parcel Service, Inc. (Class B)	310	34,463
UTI Worldwide, Inc. (a)(b)	118	1,424

		65,878

AIRLINES — 0.5%
Alaska Air Group, Inc.	33	1,972
Allegiant Travel Co. (b)	6	902
Delta Air Lines, Inc.	411	20,217
JetBlue Airways Corp. (a)(b)	323	5,123
SkyWest, Inc. (b)	56	744
Southwest Airlines Co.	217	9,183

		38,141

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	52	2,857
Delphi Automotive PLC	76	5,527
Drew Industries, Inc. (a)(b)	8	408
Gentex Corp.	32	1,156
Johnson Controls, Inc.	307	14,840
Standard Motor Products, Inc. (b)	14	534
Superior Industries International, Inc. (b)	16	317
The Goodyear Tire & Rubber Co.	205	5,857

		31,496

AUTOMOBILES — 1.7%
Ford Motor Co.	4,910	76,105
General Motors Co.	1,719	60,010
Harley-Davidson, Inc.	47	3,098
Thor Industries, Inc.	24	1,341
Winnebago Industries, Inc. (b)	10	218

		140,772

BANKS — 8.5%
Associated Banc-Corp. (b)	82	1,528
BancorpSouth, Inc.	8	180
Bank of America Corp.	7,586	135,714
Bank of Hawaii Corp. (b)	20	1,186
Bank of the Ozarks, Inc. (b)	16	607
BB&T Corp.	367	14,273
BBCN Bancorp, Inc.	18	259
Boston Private Financial Holdings, Inc. (b)	26	350
Cathay General Bancorp	26	665
Citigroup, Inc. (b)	2,174	117,635
City Holding Co. (b)	8	372
City National Corp.	20	1,616
Columbia Banking System, Inc.	12	331
Comerica, Inc.	65	3,045
Commerce Bancshares, Inc. (b)	34	1,479
Community Bank System, Inc. (b)	16	610
Cullen/Frost Bankers, Inc. (b)	28	1,978
CVB Financial Corp. (b)	42	673
East West Bancorp, Inc. (b)	44	1,703
F.N.B. Corp. (b)	76	1,012
Fifth Third Bancorp	440	8,965
First BanCorp- Puerto Rico (a)	76	446
First Commonwealth Financial Corp.	56	516
First Financial Bancorp (b)	32	595
First Financial Bankshares, Inc. (b)	20	598
First Horizon National Corp. (b)	134	1,820
First Midwest Bancorp, Inc. (b)	34	582
First Niagara Financial Group, Inc.	225	1,897
FirstMerit Corp. (b)	88	1,662
Fulton Financial Corp. (b)	88	1,088
Glacier Bancorp, Inc. (b)	34	944
Hancock Holding Co.	22	675
Hanmi Financial Corp.	16	349
Home Bancshares, Inc.	16	515
Huntington Bancshares, Inc.	340	3,577
Independent Bank Corp.-Massachusetts	8	343
International Bancshares Corp.	36	955
JPMorgan Chase & Co.	2,685	168,027
KeyCorp	427	5,935
LegacyTexas Financial Group, Inc.	10	239
M&T Bank Corp. (b)	65	8,165
MB Financial, Inc. (b)	23	756
National Penn Bancshares, Inc.	54	568

See accompanying notes to financial statements.

267

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

NBT Bancorp, Inc.	18	$473
Old National Bancorp	42	625
PacWest Bancorp (b)	40	1,818
Pinnacle Financial Partners, Inc.	16	633
PNC Financial Services Group, Inc.	260	23,720
PrivateBancorp, Inc.	28	935
Prosperity Bancshares, Inc.	16	886
Regions Financial Corp.	729	7,698
S&T Bancorp, Inc. (b)	16	477
Signature Bank (a)(b)	12	1,512
Simmons First National Corp. (Class A)	8	325
SunTrust Banks, Inc. (b)	275	11,523
Susquehanna Bancshares, Inc.	82	1,101
SVB Financial Group (a)(b)	14	1,625
Synovus Financial Corp.	71	1,923
TCF Financial Corp.	96	1,525
Texas Capital Bancshares, Inc. (a)(b)	10	543
Tompkins Financial Corp. (b)	8	442
Trustmark Corp. (b)	30	736
U.S. Bancorp	611	27,465
UMB Financial Corp.	16	910
Umpqua Holdings Corp.	50	851
United Bankshares, Inc. (b)	22	824
Valley National Bancorp (b)	106	1,029
Webster Financial Corp. (b)	34	1,106
Wells Fargo & Co.	2,350	128,827
Westamerica Bancorporation (b)	10	490
Wilshire Bancorp, Inc. (b)	30	304
Wintrust Financial Corp.	16	748
Zions Bancorporation	108	3,079

		718,586

BEVERAGES — 1.2%
Brown-Forman Corp. (Class B)	31	2,723
Coca-Cola Enterprises, Inc.	54	2,388
Constellation Brands, Inc. (Class A) (a)	47	4,614
Dr. Pepper Snapple Group, Inc.	70	5,018
Molson Coors Brewing Co. (Class B) (b)	74	5,515
Monster Beverage Corp. (a)	24	2,600
PepsiCo, Inc.	316	29,881
The Boston Beer Co., Inc. (Class A) (a)(b)	2	579
The Coca-Cola Co. (b)	1,174	49,566

		102,884

BIOTECHNOLOGY — 1.0%
Alexion Pharmaceuticals, Inc. (a)	18	3,331
Amgen, Inc.	166	26,442
Biogen Idec, Inc. (a)	24	8,147
Celgene Corp. (a)	132	14,766
Cubist Pharmaceuticals, Inc. (a)	16	1,610
Emergent Biosolutions, Inc. (a)(b)	14	381
Gilead Sciences, Inc. (a)(b)	252	23,753
Momenta Pharmaceuticals, Inc. (a)(b)	20	241
Regeneron Pharmaceuticals, Inc. (a)	8	3,282
United Therapeutics Corp. (a)(b)	14	1,813
Vertex Pharmaceuticals, Inc. (a)(b)	24	2,851

		86,617

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp.	16	902
AAON, Inc. (b)	18	392
Allegion PLC	10	555
Apogee Enterprises, Inc.	18	763
Fortune Brands Home & Security, Inc. (b)	36	1,630
Gibraltar Industries, Inc. (a)(b)	16	260
Griffon Corp. (b)	34	452
Lennox International, Inc.	9	856
Masco Corp.	79	1,991
Quanex Building Products Corp. (b)	14	263
Simpson Manufacturing Co., Inc.	14	484
Universal Forest Products, Inc. (b)	12	638

		9,186

CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc. (a)(b)	10	2,122
Ameriprise Financial, Inc.	60	7,935
BlackRock, Inc. (b)	60	21,454
Calamos Asset Management, Inc. (Class A)	22	293
E*TRADE Financial Corp. (a)	133	3,226
Eaton Vance Corp.	32	1,310
Federated Investors, Inc. (Class B) (b)	44	1,449
Financial Engines, Inc. (b)	6	219
Franklin Resources, Inc. (b)	187	10,354
Greenhill & Co., Inc. (b)	10	436
Interactive Brokers Group, Inc. (Class A) (b)	74	2,158
Invesco, Ltd.	123	4,861
Investment Technology Group, Inc. (a)(b)	28	583
Janus Capital Group, Inc. (b)	82	1,323
Legg Mason, Inc. (b)	39	2,081
Morgan Stanley (b)	1,948	75,582
Northern Trust Corp.	70	4,718
Piper Jaffray Co., Inc. (a)(b)	18	1,046
Raymond James Financial, Inc. (b)	46	2,635
SEI Investments Co.	44	1,762
State Street Corp. (c)	118	9,263
Stifel Financial Corp. (a)	16	816
SWS Group, Inc. (a)(b)	30	207
T. Rowe Price Group, Inc.	58	4,980
The Bank of New York Mellon Corp.	496	20,123
The Charles Schwab Corp. (b)	204	6,159
The Goldman Sachs Group, Inc. (b)	258	50,008
Virtus Investment Partners, Inc. (b)	2	341
Waddell & Reed Financial, Inc. (Class A) (b)	14	698

		238,142

CHEMICALS — 1.7%
A. Schulman, Inc. (b)	18	730
Air Products & Chemicals, Inc.	55	7,933
Airgas, Inc.	14	1,612
Albemarle Corp. (b)	24	1,443
American Vanguard Corp. (b)	6	70
Ashland, Inc.	26	3,114
Balchem Corp. (b)	4	267

See accompanying notes to financial statements.

268

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Cabot Corp. (b)	31	$1,360
Calgon Carbon Corp. (a)	18	374
CF Industries Holdings, Inc.	22	5,996
Cytec Industries, Inc.	16	739
E. I. du Pont de Nemours & Co. (b)	266	19,668
Eastman Chemical Co.	40	3,034
Ecolab, Inc.	49	5,121
FMC Corp. (b)	28	1,597
H.B. Fuller Co. (b)	16	712
Hawkins, Inc. (b)	4	173
International Flavors & Fragrances, Inc.	14	1,419
Intrepid Potash, Inc. (a)(b)	22	305
Koppers Holdings, Inc.	10	260
Kraton Performance Polymers, Inc. (a)	18	374
LSB Industries, Inc. (a)(b)	8	252
LyondellBasell Industries NV (Class A) (b)	202	16,037
Minerals Technologies, Inc. (b)	12	833
Monsanto Co. (b)	84	10,035
NewMarket Corp. (b)	4	1,614
Olin Corp. (b)	44	1,002
OM Group, Inc.	8	238
PolyOne Corp. (b)	23	872
PPG Industries, Inc.	44	10,171
Praxair, Inc. (b)	75	9,717
Quaker Chemical Corp. (b)	6	552
Rayonier Advanced Materials, Inc. (b)	19	424
RPM International, Inc.	36	1,826
Sensient Technologies Corp. (b)	20	1,207
Sigma-Aldrich Corp.	24	3,294
Stepan Co.	8	321
The Dow Chemical Co. (b)	323	14,732
The Mosaic Co. (b)	165	7,532
The Scotts Miracle-Gro Co. (Class A)	18	1,122
The Sherwin-Williams Co.	18	4,735
Tredegar Corp.	14	315
Valspar Corp. (b)	24	2,075
Zep, Inc.	10	151

		145,358

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	37	1,060
Brady Corp. (Class A)	20	547
Cintas Corp. (b)	34	2,667
Clean Harbors, Inc. (a)(b)	12	577
Copart, Inc. (a)	34	1,241
Deluxe Corp.	16	996
G & K Services, Inc. (Class A)	10	708
Healthcare Services Group, Inc. (b)	18	557
Herman Miller, Inc.	20	589
HNI Corp. (b)	22	1,123
Interface, Inc.	18	296
Matthews International Corp. (Class A) (b)	12	584
Mobile Mini, Inc. (b)	16	648
MSA Safety, Inc.	12	637
Pitney Bowes, Inc. (b)	134	3,265
R.R. Donnelley & Sons Co. (b)	267	4,487
Republic Services, Inc. (b)	200	8,050
Rollins, Inc. (b)	28	927
Stericycle, Inc. (a)(b)	18	2,359
Tetra Tech, Inc.	26	694
The ADT Corp. (b)	94	3,406
The Brink’s Co. (b)	52	1,269
Tyco International PLC	135	5,921
UniFirst Corp.	8	972
United Stationers, Inc. (b)	30	1,265
Viad Corp.	12	320
Waste Connections, Inc. (b)	32	1,408
Waste Management, Inc.	206	10,572

		57,145

COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc. (b)	16	349
Arris Group, Inc. (a)	50	1,510
Bel Fuse, Inc. (Class B) (b)	6	164
Black Box Corp. (b)	12	287
Ciena Corp. (a)(b)	22	427
Cisco Systems, Inc. (b)	2,284	63,529
Comtech Telecommunications Corp.	10	315
Digi International, Inc. (a)(b)	12	112
F5 Networks, Inc. (a)	12	1,566
Harmonic, Inc. (a)	42	294
Harris Corp.	33	2,370
InterDigital, Inc.	19	1,005
JDS Uniphase Corp. (a)(b)	60	823
Juniper Networks, Inc.	125	2,790
Motorola Solutions, Inc.	71	4,763
Netgear, Inc. (a)(b)	12	427
Plantronics, Inc.	10	530
Polycom, Inc. (a)	50	675
QUALCOMM, Inc.	350	26,016
Riverbed Technology, Inc. (a)(b)	25	510
ViaSat, Inc. (a)(b)	10	630

		109,092

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)	81	2,460
Aegion Corp. (a)	18	335
Comfort Systems USA, Inc. (b)	28	479
Dycom Industries, Inc. (a)(b)	14	491
EMCOR Group, Inc. (b)	27	1,201
Fluor Corp. (b)	80	4,851
Granite Construction, Inc. (b)	20	760
Jacobs Engineering Group, Inc. (a)	70	3,128
KBR, Inc.	110	1,865
Orion Marine Group, Inc. (a)(b)	16	177
Quanta Services, Inc. (a)	88	2,498

		18,245

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	760
Headwaters, Inc. (a)(b)	40	600
Martin Marietta Materials, Inc. (b)	11	1,213
Vulcan Materials Co. (b)	27	1,775

		4,348

CONSUMER FINANCE — 0.9%
American Express Co. (b)	249	23,167
Capital One Financial Corp.	352	29,058
Cash America International, Inc.	37	837

See accompanying notes to financial statements.

269

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Discover Financial Services (b)	129	$8,448
Encore Capital Group, Inc. (a)(b)	12	533
Enova International, Inc. (a)	33	734
Ezcorp, Inc. (Class A) (a)(b)	18	211
First Cash Financial Services, Inc. (a)(b)	4	223
Navient Corp. (b)	244	5,273
PRA Group, Inc. (a)(b)	18	1,043
SLM Corp. (b)	244	2,486
World Acceptance Corp. (a)(b)	8	636

		72,649

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (b)	20	1,337
Avery Dennison Corp.	54	2,802
Ball Corp.	35	2,386
Bemis Co., Inc. (b)	56	2,532
Greif, Inc. (Class A)	32	1,511
MeadWestvaco Corp.	84	3,729
Myers Industries, Inc. (b)	14	246
Owens-Illinois, Inc. (a)	88	2,375
Packaging Corp. of America	26	2,029
Rock-Tenn Co. (Class A)	68	4,147
Sealed Air Corp. (b)	61	2,588
Silgan Holdings, Inc.	24	1,286
Sonoco Products Co.	54	2,360

		29,328

DISTRIBUTORS — 0.1%
Genuine Parts Co. (b)	71	7,567
LKQ Corp. (a)	60	1,687
Pool Corp. (b)	14	888
VOXX International Corp. (a)(b)	20	175

		10,317

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	4	148
Apollo Education Group, Inc. (a)	74	2,524
Capella Education Co. (b)	6	462
Career Education Corp. (a)(b)	56	390
DeVry Education Group, Inc. (b)	32	1,519
Graham Holdings Co. (Class B)	3	2,591
H&R Block, Inc.	71	2,391
Regis Corp. (a)(b)	38	637
Service Corp. International (b)	46	1,044
Sotheby’s (b)	16	691
Strayer Education, Inc. (a)	6	446
Universal Technical Institute, Inc. (b)	10	98

		12,941

DIVERSIFIED FINANCIAL SERVICES — 2.5%
Berkshire Hathaway, Inc. (Class B) (a)(b)	1,167	175,225
CBOE Holdings, Inc. (b)	14	888
CME Group, Inc.	146	12,943
Intercontinental Exchange, Inc. (b)	12	2,631
Leucadia National Corp. (b)	162	3,632
McGraw Hill Financial, Inc. (b)	66	5,873
Moody’s Corp.	33	3,162
MSCI, Inc.	18	854
The NASDAQ OMX Group, Inc.	94	4,508

		209,716

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc. (b)	3,722	125,022
Atlantic Tele-Network, Inc. (b)	10	676
CenturyLink, Inc.	722	28,577
Cincinnati Bell, Inc. (a)(b)	128	408
Frontier Communications Corp. (b)	1,367	9,118
General Communication, Inc. (Class A) (a)(b)	36	495
Lumos Networks Corp.	4	67
Verizon Communications, Inc.	1,928	90,192
Windstream Holdings, Inc. (b)	809	6,666

		261,221

ELECTRIC UTILITIES — 2.7%
ALLETE, Inc. (b)	20	1,103
American Electric Power Co., Inc.	322	19,552
Cleco Corp.	26	1,418
Duke Energy Corp.	350	29,239
Edison International	157	10,280
El Paso Electric Co.	18	721
Entergy Corp. (b)	227	19,858
Exelon Corp. (b)	635	23,546
FirstEnergy Corp.	553	21,562
Great Plains Energy, Inc. (b)	100	2,841
Hawaiian Electric Industries, Inc.	58	1,942
IDACORP, Inc. (b)	28	1,853
NextEra Energy, Inc. (b)	155	16,475
Northeast Utilities	146	7,814
OGE Energy Corp.	88	3,122
Pepco Holdings, Inc.	209	5,628
Pinnacle West Capital Corp.	82	5,601
PNM Resources, Inc.	58	1,719
PPL Corp. (b)	415	15,077
The Southern Co. (b)	453	22,247
UIL Holdings Corp. (b)	24	1,045
Westar Energy, Inc. (b)	56	2,309
Xcel Energy, Inc.	256	9,196

		224,148

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	1	140
AMETEK, Inc. (b)	30	1,579
AZZ, Inc. (b)	8	375
Eaton Corp. PLC	148	10,058
Emerson Electric Co.	219	13,519
Encore Wire Corp. (b)	8	299
EnerSys (b)	22	1,358
Franklin Electric Co., Inc. (b)	16	601
General Cable Corp. (b)	54	805
Hubbell, Inc. (Class B)	18	1,923
Powell Industries, Inc.	6	294
Regal-Beloit Corp.	16	1,203
Rockwell Automation, Inc.	25	2,780
Vicor Corp. (a)	22	266

		35,200

See accompanying notes to financial statements.

270

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilysys, Inc. (a)(b)	10	$126
Amphenol Corp. (Class A)	60	3,229
Anixter International, Inc. (a)(b)	16	1,415
Arrow Electronics, Inc. (a)(b)	117	6,773
Avnet, Inc.	188	8,088
Badger Meter, Inc. (b)	4	237
Belden, Inc.	16	1,261
Benchmark Electronics, Inc. (a)(b)	40	1,018
Checkpoint Systems, Inc. (a)	26	357
Cognex Corp. (a)(b)	12	496
Corning, Inc.	671	15,386
CTS Corp. (b)	16	285
Daktronics, Inc. (b)	20	250
DTS, Inc. (a)	4	123
Electro Scientific Industries, Inc. (b)	8	62
FARO Technologies, Inc. (a)(b)	2	125
FEI Co. (b)	10	903
FLIR Systems, Inc.	38	1,228
II-VI, Inc. (a)(b)	16	218
Ingram Micro, Inc. (Class A) (a)(b)	209	5,777
Insight Enterprises, Inc. (a)(b)	48	1,243
Itron, Inc. (a)	18	761
Jabil Circuit, Inc. (b)	252	5,501
Keysight Technologies, Inc. (a)	38	1,283
Knowles Corp. (a)(b)	33	777
Littelfuse, Inc.	6	580
Mercury Computer Systems, Inc. (a)(b)	12	167
Methode Electronics, Inc. (Class A)	18	657
Mettler-Toledo International, Inc. (a)	6	1,815
MTS Systems Corp. (b)	4	300
National Instruments Corp.	24	746
Newport Corp. (a)	16	306
OSI Systems, Inc. (a)	6	425
Park Electrochemical Corp. (b)	6	150
Plexus Corp. (a)(b)	18	742
Rofin-Sinar Technologies, Inc. (a)(b)	12	345
Rogers Corp. (a)	6	489
Sanmina Corp. (a)	109	2,565
Scansource, Inc. (a)(b)	16	643
SYNNEX Corp. (b)	28	2,188
TE Connectivity, Ltd.	128	8,096
Tech Data Corp. (a)	42	2,656
Trimble Navigation, Ltd. (a)	52	1,380
TTM Technologies, Inc. (a)(b)	38	286
Vishay Intertechnology, Inc. (b)	96	1,358
Zebra Technologies Corp. (Class A) (a)	16	1,239

		84,055

ENERGY EQUIPMENT & SERVICES — 1.2%
Atwood Oceanics, Inc. (a)	26	738
Baker Hughes, Inc.	156	8,747
Basic Energy Services, Inc. (a)	20	140
Bristow Group, Inc. (b)	14	921
C&J Energy Services, Inc. (a)(b)	37	489
Cameron International Corp. (a)	55	2,747
CARBO Ceramics, Inc.	4	160
Diamond Offshore Drilling, Inc. (b)	92	3,377
Dresser-Rand Group, Inc. (a)	24	1,963
Dril-Quip, Inc. (a)	10	767
Ensco PLC (Class A) (b)	174	5,211
Era Group, Inc. (a)(b)	12	254
Exterran Holdings, Inc.	41	1,336
FMC Technologies, Inc. (a)	48	2,248
Geospace Technologies Corp. (a)(b)	2	53
Gulf Island Fabrication, Inc. (b)	6	116
Halliburton Co.	227	8,928
Helix Energy Solutions Group, Inc. (a)	52	1,128
Helmerich & Payne, Inc.	36	2,427
Hornbeck Offshore Services, Inc. (a)(b)	10	250
ION Geophysical Corp. (a)	46	127
Matrix Service Co. (a)	14	313
Nabors Industries, Ltd. (b)	194	2,518
National Oilwell Varco, Inc. (b)	153	10,026
Newpark Resources, Inc. (a)(b)	100	954
Noble Corp. PLC	168	2,784
Oceaneering International, Inc.	22	1,294
Oil States International, Inc. (a)	20	978
Paragon Offshore PLC (b)	56	155
Patterson-UTI Energy, Inc.	67	1,112
Pioneer Energy Services Corp. (a)	36	199
Rowan Cos. PLC (Class A) (b)	54	1,259
Schlumberger, Ltd.	312	26,648
SEACOR Holdings, Inc. (a)(b)	12	886
Superior Energy Services, Inc.	92	1,854
Tetra Technologies, Inc. (a)(b)	42	281
Tidewater, Inc. (b)	22	713
Transocean, Ltd. (b)	251	4,601
Unit Corp. (a)	32	1,091

		99,793

FOOD & STAPLES RETAILING — 4.3%
Casey’s General Stores, Inc. (b)	20	1,806
Costco Wholesale Corp.	201	28,492
CVS Health Corp. (b)	531	51,141
Safeway, Inc. (b)	284	9,974
SpartanNash Co. (b)	40	1,046
SUPERVALU, Inc. (a)	232	2,250
Sysco Corp.	386	15,320
The Andersons, Inc.	26	1,382
The Kroger Co.	624	40,067
United Natural Foods, Inc. (a)	20	1,546
Wal-Mart Stores, Inc.	2,022	173,649
Walgreens Boots Alliance, Inc.	385	29,337
Whole Foods Market, Inc. (b)	59	2,975

		358,985

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co. (b)	455	23,660
B&G Foods, Inc. (b)	18	538
Cal-Maine Foods, Inc. (b)	32	1,249
Calavo Growers, Inc.	4	189
Campbell Soup Co. (b)	133	5,852
ConAgra Foods, Inc. (b)	216	7,836
Darling Ingredients, Inc. (a)(b)	38	690
Dean Foods Co. (b)	78	1,512
Diamond Foods, Inc. (a)(b)	10	282
Flowers Foods, Inc.	45	864
General Mills, Inc.	173	9,226

See accompanying notes to financial statements.

271

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Hain Celestial Group, Inc. (a)(b)	24	$1,399
Hormel Foods Corp.	95	4,950
Ingredion, Inc. (b)	30	2,545
J&J Snack Foods Corp.	6	653
Kellogg Co. (b)	134	8,769
Keurig Green Mountain, Inc.	26	3,442
Kraft Foods Group, Inc.	186	11,655
Lancaster Colony Corp.	8	749
McCormick & Co., Inc. (b)	27	2,006
Mead Johnson Nutrition Co.	35	3,519
Mondelez International, Inc. (Class A)	832	30,222
Post Holdings, Inc. (a)(b)	10	419
Sanderson Farms, Inc. (b)	10	840
Seneca Foods Corp. (Class A) (a)(b)	8	216
Snyders-Lance, Inc. (b)	20	611
The Hershey Co.	35	3,638
The J.M. Smucker Co. (b)	48	4,847
Tootsie Roll Industries, Inc. (b)	14	429
TreeHouse Foods, Inc. (a)(b)	14	1,197
Tyson Foods, Inc. (Class A) (b)	200	8,018
WhiteWave Foods Co. (Class A) (a)	32	1,120

		143,142

GAS UTILITIES — 0.3%
AGL Resources, Inc.	69	3,761
Atmos Energy Corp. (b)	43	2,397
National Fuel Gas Co. (b)	36	2,503
New Jersey Resources Corp.	22	1,346
Northwest Natural Gas Co. (b)	14	699
ONE Gas, Inc. (b)	20	824
Piedmont Natural Gas Co., Inc. (b)	34	1,340
Questar Corp.	71	1,795
South Jersey Industries, Inc. (b)	12	707
Southwest Gas Corp. (b)	24	1,483
The Laclede Group, Inc.	16	851
UGI Corp.	123	4,672
WGL Holdings, Inc. (b)	30	1,639

		24,017

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abaxis, Inc. (b)	4	227
Abbott Laboratories (b)	747	33,630
Align Technology, Inc. (a)(b)	16	895
Analogic Corp. (b)	4	338
Baxter International, Inc.	170	12,459
Becton, Dickinson and Co.	54	7,515
Boston Scientific Corp. (a)	354	4,690
C.R. Bard, Inc.	14	2,333
Cantel Medical Corp. (b)	9	389
CareFusion Corp. (a)	74	4,391
CONMED Corp.	12	540
Covidien PLC	124	12,683
CryoLife, Inc. (b)	12	136
Cyberonics, Inc. (a)	6	334
DENTSPLY International, Inc. (b)	36	1,918
Edwards Lifesciences Corp. (a)	24	3,057
Greatbatch, Inc. (a)	12	592
Haemonetics Corp. (a)	16	599
Halyard Health, Inc. (a)	13	591
Hill-Rom Holdings, Inc.	22	1,004
Hologic, Inc. (a)(b)	76	2,032
ICU Medical, Inc. (a)	4	328
IDEXX Laboratories, Inc. (a)(b)	12	1,779
Integra LifeSciences Holdings Corp. (a)(b)	10	542
Intuitive Surgical, Inc. (a)	9	4,760
Invacare Corp.	32	536
Masimo Corp. (a)	8	211
Medtronic, Inc. (b)	256	18,483
Meridian Bioscience, Inc.	12	198
Merit Medical Systems, Inc. (a)(b)	14	243
Natus Medical, Inc. (a)(b)	10	360
Neogen Corp. (a)(b)	6	298
NuVasive, Inc. (a)(b)	16	755
ResMed, Inc. (b)	18	1,009
Sirona Dental Systems, Inc. (a)	14	1,223
St. Jude Medical, Inc. (b)	72	4,682
STERIS Corp. (b)	22	1,427
Stryker Corp. (b)	80	7,546
SurModics, Inc. (a)(b)	4	88
Teleflex, Inc. (b)	10	1,148
The Cooper Cos., Inc.	10	1,621
Thoratec Corp. (a)(b)	14	454
Varian Medical Systems, Inc. (a)	28	2,422
West Pharmaceutical Services, Inc. (b)	24	1,278
Zimmer Holdings, Inc.	40	4,537

		146,281

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Aetna, Inc.	172	15,279
Air Methods Corp. (a)(b)	12	528
Almost Family, Inc. (a)(b)	6	174
Amedisys, Inc. (a)(b)	34	998
AmerisourceBergen Corp.	262	23,622
AMN Healthcare Services, Inc. (a)	30	588
AmSurg Corp. (a)(b)	18	985
Anthem, Inc. (b)	343	43,105
Bio-Reference Laboratories, Inc. (a)(b)	8	257
Cardinal Health, Inc.	420	33,907
Centene Corp. (a)(b)	38	3,946
Chemed Corp. (b)	8	845
CIGNA Corp.	87	8,953
Community Health Systems, Inc. (a)(b)	158	8,519
Corvel Corp. (a)(b)	8	298
Cross Country Healthcare, Inc. (a)(b)	34	424
DaVita HealthCare Partners, Inc. (a)	60	4,544
Express Scripts Holding Co. (a)(b)	325	27,518
Gentiva Health Services, Inc. (a)	30	571
Hanger, Inc. (a)	16	350
Health Net, Inc. (a)	109	5,835
Healthways, Inc. (a)(b)	36	716
Henry Schein, Inc. (a)	27	3,676
HMS Holdings Corp. (a)(b)	14	296
Humana, Inc.	115	16,517
IPC The Hospitalist Co. (a)(b)	6	275
Kindred Healthcare, Inc.	58	1,054
Laboratory Corp. of America Holdings (a)	34	3,669
Landauer, Inc. (b)	4	137
LHC Group, Inc. (a)	12	374

See accompanying notes to financial statements.

272

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

LifePoint Hospitals, Inc. (a)	36	$2,589
Magellan Health, Inc. (a)	20	1,201
McKesson Corp.	152	31,552
MEDNAX, Inc. (a)	32	2,116
Molina Healthcare, Inc. (a)(b)	32	1,713
MWI Veterinary Supply, Inc. (a)	4	680
Omnicare, Inc. (b)	31	2,261
Owens & Minor, Inc. (b)	87	3,055
Patterson Cos., Inc. (b)	38	1,828
PharMerica Corp. (a)(b)	32	663
Quest Diagnostics, Inc. (b)	75	5,029
Tenet Healthcare Corp. (a)	77	3,902
The Ensign Group, Inc. (b)	10	444
UnitedHealth Group, Inc.	478	48,321
Universal Health Services, Inc. (Class B)	32	3,560
VCA, Inc. (a)(b)	34	1,658
WellCare Health Plans, Inc. (a)	33	2,708

		321,240

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	44	562
Cerner Corp. (a)	46	2,974
Computer Programs and Systems, Inc. (b)	2	122
Medidata Solutions, Inc. (a)(b)	8	382
Omnicell, Inc. (a)(b)	10	331

		4,371

HOTELS, RESTAURANTS & LEISURE — 1.3%
BJ’s Restaurants, Inc. (a)(b)	6	301
Bob Evans Farms, Inc. (b)	16	819
Boyd Gaming Corp. (a)(b)	62	792
Brinker International, Inc.	12	704
Buffalo Wild Wings, Inc. (a)	4	721
Carnival Corp.	569	25,793
Chipotle Mexican Grill, Inc. (a)	3	2,053
Cracker Barrel Old Country Store, Inc. (b)	12	1,689
Darden Restaurants, Inc. (b)	87	5,101
DineEquity, Inc. (b)	6	622
International Game Technology	88	1,518
International Speedway Corp. (Class A)	18	570
Interval Leisure Group, Inc. (b)	16	334
Jack in the Box, Inc.	10	800
Life Time Fitness, Inc. (a)	14	793
Marcus Corp.	22	407
Marriott International, Inc. (Class A)	60	4,682
Marriott Vacations Worldwide Corp. (b)	20	1,491
McDonald’s Corp.	273	25,580
Monarch Casino & Resort, Inc. (a)(b)	6	100
Panera Bread Co. (Class A) (a)(b)	6	1,049
Pinnacle Entertainment, Inc. (a)	34	756
Red Robin Gourmet Burgers, Inc. (a)	10	770
Ruby Tuesday, Inc. (a)(b)	40	274
Ruth’s Hospitality Group, Inc.	16	240
Scientific Games Corp. (Class A) (a)	34	433
Sonic Corp.	26	708
Starbucks Corp.	78	6,400
Starwood Hotels & Resorts Worldwide, Inc.	44	3,567
Texas Roadhouse, Inc. (b)	24	810
The Cheesecake Factory, Inc. (b)	20	1,006
The Wendy’s Co.	164	1,481
Wyndham Worldwide Corp. (b)	32	2,744
Wynn Resorts, Ltd.	37	5,504
Yum! Brands, Inc.	94	6,848

		107,460

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (b)	132	3,338
Ethan Allen Interiors, Inc. (b)	10	310
Garmin, Ltd. (b)	91	4,808
Harman International Industries, Inc.	13	1,387
Helen of Troy, Ltd. (a)(b)	16	1,041
iRobot Corp. (a)(b)	8	278
Jarden Corp. (a)(b)	34	1,628
KB Home (b)	14	232
La-Z-Boy, Inc.	22	590
Leggett & Platt, Inc. (b)	58	2,471
Lennar Corp. (Class A) (b)	28	1,255
M.D.C. Holdings, Inc. (b)	22	582
M/I Homes, Inc. (a)(b)	12	276
Meritage Homes Corp. (a)	12	432
Mohawk Industries, Inc. (a)	22	3,418
Newell Rubbermaid, Inc. (b)	75	2,857
NVR, Inc. (a)	1	1,275
Pulte Group, Inc.	176	3,777
Standard Pacific Corp. (a)(b)	80	583
Tempur Sealy International, Inc. (a)(b)	16	879
The Ryland Group, Inc. (b)	18	694
Toll Brothers, Inc. (a)	50	1,713
Tupperware Brands Corp. (b)	9	567
Universal Electronics, Inc. (a)	8	520
Whirlpool Corp. (b)	37	7,168

		42,079

HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. (Class A) (a)(b)	44	420
Church & Dwight Co., Inc.	20	1,576
Colgate-Palmolive Co.	184	12,731
Energizer Holdings, Inc.	16	2,057
Kimberly-Clark Corp.	111	12,825
The Clorox Co. (b)	31	3,231
The Procter & Gamble Co.	807	73,510
WD-40 Co. (b)	4	340

		106,690

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Energy, Inc. (b)	175	4,716
The AES Corp.	522	7,188

		11,904

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	168	27,606
Carlisle Cos., Inc.	14	1,263
Danaher Corp. (b)	160	13,714
General Electric Co.	4,669	117,986

See accompanying notes to financial statements.

273

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Roper Industries, Inc.	18	$2,814

		163,383

INSURANCE — 5.2%
ACE, Ltd. (b)	209	24,010
Aflac, Inc.	571	34,882
Alleghany Corp. (a)(b)	9	4,172
American Financial Group, Inc.	95	5,768
American International Group, Inc.	1,005	56,290
AMERISAFE, Inc.	8	339
Aon PLC (b)	73	6,923
Arthur J. Gallagher & Co.	42	1,977
Aspen Insurance Holdings, Ltd.	86	3,764
Assurant, Inc.	96	6,569
Brown & Brown, Inc.	44	1,448
Cincinnati Financial Corp.	86	4,457
eHealth, Inc. (a)	6	150
Employers Holdings, Inc.	16	376
Everest Re Group, Ltd. (b)	35	5,961
First American Financial Corp.	70	2,373
Genworth Financial, Inc. (Class A) (a)(b)	675	5,738
HCC Insurance Holdings, Inc.	60	3,211
Horace Mann Educators Corp. (b)	28	929
Infinity Property & Casualty Corp.	8	618
Kemper Corp. (b)	40	1,444
Lincoln National Corp. (b)	135	7,785
Loews Corp.	227	9,539
Marsh & McLennan Cos., Inc.	143	8,185
Meadowbrook Insurance Group, Inc. (b)	50	423
Mercury General Corp.	40	2,267
MetLife, Inc.	832	45,003
Old Republic International Corp.	176	2,575
Primerica, Inc.	28	1,519
Principal Financial Group, Inc.	205	10,648
ProAssurance Corp.	20	903
Protective Life Corp. (b)	58	4,040
Prudential Financial, Inc.	583	52,738
Reinsurance Group of America, Inc.	83	7,272
RenaissanceRe Holdings, Ltd.	31	3,014
RLI Corp. (b)	16	790
Safety Insurance Group, Inc.	10	640
Selective Insurance Group, Inc.	40	1,087
StanCorp Financial Group, Inc.	15	1,048
Stewart Information Services Corp. (b)	20	741
The Allstate Corp. (b)	298	20,934
The Chubb Corp. (b)	114	11,796
The Hanover Insurance Group, Inc. (b)	32	2,282
The Hartford Financial Services Group, Inc.	302	12,590
The Navigators Group, Inc. (a)(b)	12	880
The Progressive Corp.	361	9,743
The Travelers Cos., Inc. (b)	236	24,981
Torchmark Corp.	52	2,817
United Fire Group, Inc. (b)	24	714
Unum Group	193	6,732
W.R. Berkley Corp.	83	4,255
XL Group PLC	205	7,046

		436,386

INTERNET & CATALOG RETAIL — 0.4%
Amazon.com, Inc. (a)	66	20,483
Blue Nile, Inc. (a)(b)	4	144
Expedia, Inc.	23	1,963
FTD Cos., Inc. (a)(b)	19	662
HSN, Inc.	18	1,368
Netflix, Inc. (a)(b)	7	2,391
NutriSystem, Inc.	20	391
PetMed Express, Inc. (b)	10	144
The Priceline Group, Inc. (a)	5	5,701
TripAdvisor, Inc. (a)	13	971

		34,218

INTERNET SOFTWARE & SERVICES — 1.3%
Akamai Technologies, Inc. (a)	26	1,637
AOL, Inc. (a)(b)	37	1,708
Blucora, Inc. (a)(b)	14	194
comScore, Inc. (a)(b)	6	279
Dealertrack Technologies, Inc. (a)	10	443
Digital River, Inc. (a)	18	445
eBay, Inc. (a)	286	16,050
Equinix, Inc.	10	2,267
Facebook, Inc. (Class A) (a)(b)	202	15,760
Google, Inc. (Class A) (a)	53	28,125
Google, Inc. (Class C) (a)	53	27,899
j2 Global, Inc. (b)	12	744
Liquidity Services, Inc. (a)	4	33
LivePerson, Inc. (a)(b)	8	113
LogMeIn, Inc. (a)(b)	4	197
Monster Worldwide, Inc. (a)(b)	56	259
Perficient, Inc. (a)(b)	10	186
Rackspace Hosting, Inc. (a)(b)	16	749
Stamps.com, Inc. (a)(b)	4	192
VeriSign, Inc. (a)(b)	18	1,026
XO Group, Inc. (a)	8	146
Yahoo!, Inc. (a)(b)	221	11,163

		109,615

IT SERVICES — 2.3%
Accenture PLC (Class A) (b)	174	15,540
Acxiom Corp. (a)	30	608
Alliance Data Systems Corp. (a)	12	3,433
Automatic Data Processing, Inc. (b)	120	10,005
Broadridge Financial Solutions, Inc.	48	2,217
CACI International, Inc. (Class A) (a)	17	1,465
Cardtronics, Inc. (a)	12	463
CIBER, Inc. (a)(b)	72	256
Cognizant Technology Solutions Corp. (Class A) (a)	124	6,530
Computer Sciences Corp.	90	5,675
Convergys Corp. (b)	74	1,507
CoreLogic, Inc. (a)	30	948
CSG Systems International, Inc. (b)	20	501
DST Systems, Inc.	20	1,883
Fidelity National Information Services, Inc.	67	4,167
Fiserv, Inc. (a)	70	4,968
Forrester Research, Inc.	4	158
Gartner, Inc. (a)	20	1,684
Global Payments, Inc.	22	1,776

See accompanying notes to financial statements.

274

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Heartland Payment Systems, Inc. (b)	12	$647
iGate Corp. (a)	14	553
International Business Machines Corp. (b)	316	50,699
Jack Henry & Associates, Inc. (b)	22	1,367
Leidos Holdings, Inc.	89	3,873
ManTech International Corp. (Class A)	26	786
Mastercard, Inc. (Class A)	105	9,047
MAXIMUS, Inc.	12	658
NeuStar, Inc. (Class A) (a)(b)	18	500
Paychex, Inc.	90	4,155
Science Applications International Corp.	34	1,684
Sykes Enterprises, Inc. (a)(b)	24	563
TeleTech Holdings, Inc. (a)(b)	24	568
Teradata Corp. (a)(b)	34	1,485
The Western Union Co. (b)	297	5,319
Total System Services, Inc.	56	1,902
VeriFone Systems, Inc. (a)(b)	18	670
Virtusa Corp. (a)(b)	8	333
Visa, Inc. (Class A) (b)	81	21,238
WEX, Inc. (a)(b)	8	791
Xerox Corp. (b)	1,347	18,670

		189,292

LEISURE PRODUCTS — 0.1%
Arctic Cat, Inc.	4	142
Brunswick Corp.	24	1,230
Callaway Golf Co. (b)	46	354
Hasbro, Inc. (b)	32	1,760
Mattel, Inc. (b)	121	3,744
Polaris Industries, Inc. (b)	14	2,118
Sturm Ruger & Co, Inc.	2	69

		9,417

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Affymetrix, Inc. (a)(b)	34	336
Agilent Technologies, Inc.	77	3,152
Bio-Rad Laboratories, Inc. (Class A) (a)	10	1,206
Bio-Techne Corp.	8	739
Cambrex Corp. (a)	12	259
Charles River Laboratories International, Inc. (a)	20	1,273
Covance, Inc. (a)	12	1,246
PAREXEL International Corp. (a)	20	1,111
PerkinElmer, Inc.	19	831
Thermo Fisher Scientific, Inc.	68	8,520
Waters Corp. (a)	20	2,254

		20,927

MACHINERY — 1.6%
Actuant Corp. (Class A) (b)	20	545
AGCO Corp. (b)	58	2,622
Albany International Corp. (Class A) (b)	16	608
Astec Industries, Inc. (b)	10	393
Barnes Group, Inc.	20	740
Briggs & Stratton Corp. (b)	34	694
Caterpillar, Inc.	278	25,445
CIRCOR International, Inc.	6	362
CLARCOR, Inc. (b)	12	800
Crane Co.	18	1,057
Cummins, Inc.	51	7,353
Deere & Co. (b)	175	15,482
Donaldson Co., Inc. (b)	28	1,082
Dover Corp. (b)	52	3,729
EnPro Industries, Inc. (a)(b)	10	628
ESCO Technologies, Inc. (b)	8	295
Federal Signal Corp.	36	556
Flowserve Corp.	33	1,974
Graco, Inc. (b)	12	962
Harsco Corp.	58	1,096
Hillenbrand, Inc.	26	897
IDEX Corp.	13	1,012
Illinois Tool Works, Inc.	104	9,849
Ingersoll-Rand PLC	120	7,607
ITT Corp.	47	1,902
John Bean Technologies Corp. (b)	14	460
Joy Global, Inc. (b)	44	2,047
Kennametal, Inc. (b)	26	930
Lincoln Electric Holdings, Inc. (b)	24	1,658
Lindsay Corp.	2	171
Lydall, Inc. (a)(b)	10	328
Mueller Industries, Inc. (b)	20	683
Nordson Corp. (b)	12	935
Oshkosh Corp.	47	2,287
PACCAR, Inc. (b)	104	7,073
Pall Corp.	26	2,631
Parker-Hannifin Corp. (b)	47	6,061
Pentair PLC	25	1,660
Snap-On, Inc. (b)	13	1,778
SPX Corp.	20	1,718
Standex International Corp.	4	309
Stanley Black & Decker, Inc.	75	7,206
Tennant Co. (b)	6	433
Terex Corp. (b)	40	1,115
The Toro Co.	18	1,149
Timken Co.	36	1,536
Trinity Industries, Inc. (b)	48	1,344
Valmont Industries, Inc. (b)	8	1,016
Wabtec Corp. (b)	9	782
Watts Water Technologies, Inc. (Class A) (b)	14	888
Woodward, Inc.	16	788
Xylem, Inc.	38	1,447

		136,123

MARINE — 0.0% (d)
Kirby Corp. (a)	18	1,454
Matson, Inc.	16	552

		2,006

MEDIA — 2.6%
AMC Networks, Inc. (Class A) (a)	12	765
Cablevision Systems Corp. (Class A) (b)	304	6,275
CBS Corp.	123	6,807
Cinemark Holdings, Inc.	42	1,494
Comcast Corp. (Class A) (b)	775	44,958
DIRECTV (a)	243	21,068
Discovery Communications, Inc. (Series A) (a)(b)	28	965

See accompanying notes to financial statements.

275

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Discovery Communications, Inc. (Series C) (a)(b)	61	$2,057
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	38	848
Gannett Co., Inc.	121	3,863
Harte-Hanks, Inc.	48	371
John Wiley & Sons, Inc. (Class A)	20	1,185
Live Nation Entertainment, Inc. (a)(b)	57	1,488
Meredith Corp. (b)	24	1,304
News Corp. (Class A) (a)(b)	239	3,750
Omnicom Group, Inc. (b)	81	6,275
Scholastic Corp. (b)	20	728
Scripps Networks Interactive, Inc. (Class A) (b)	29	2,183
Sizmek, Inc. (a)	18	113
The E.W. Scripps Co. (Class A) (a)(b)	30	670
The Interpublic Group of Cos., Inc.	131	2,721
The New York Times Co. (Class A) (b)	28	370
The Walt Disney Co.	380	35,792
Time Warner Cable, Inc.	99	15,054
Time Warner, Inc. (b)	286	24,430
Time, Inc. (b)	39	960
Twenty-First Century Fox, Inc. (Class A) (b)	552	21,200
Viacom, Inc. (Class B)	103	7,751

		215,445

METALS & MINING — 0.9%
A.M. Castle & Co. (a)(b)	18	144
AK Steel Holding Corp. (a)(b)	225	1,336
Alcoa, Inc.	773	12,206
Allegheny Technologies, Inc. (b)	42	1,460
Carpenter Technology Corp. (b)	14	690
Century Aluminum Co. (a)(b)	56	1,366
Cliffs Natural Resources, Inc. (b)	207	1,478
Commercial Metals Co.	173	2,818
Compass Minerals International, Inc.	10	868
Freeport-McMoRan, Inc. (b)	773	18,057
Haynes International, Inc. (b)	4	194
Kaiser Aluminum Corp. (b)	12	857
Materion Corp. (b)	12	423
Newmont Mining Corp. (b)	657	12,417
Nucor Corp. (b)	172	8,437
Olympic Steel, Inc. (b)	10	178
Reliance Steel & Aluminum Co.	51	3,125
Royal Gold, Inc. (b)	12	752
RTI International Metals, Inc. (a)(b)	14	354
Steel Dynamics, Inc.	180	3,553
Stillwater Mining Co. (a)(b)	38	560
SunCoke Energy, Inc.	32	619
TimkenSteel Corp.	17	630
United States Steel Corp. (b)	205	5,482
Worthington Industries, Inc.	38	1,143

		79,147

MULTI-UTILITIES — 1.7%
Alliant Energy Corp.	60	3,985
Ameren Corp.	142	6,551
Avista Corp. (b)	38	1,343
Black Hills Corp.	26	1,379
CenterPoint Energy, Inc.	283	6,631
CMS Energy Corp. (b)	176	6,116
Consolidated Edison, Inc. (b)	217	14,324
Dominion Resources, Inc. (b)	182	13,996
DTE Energy Co. (b)	117	10,105
Integrys Energy Group, Inc.	59	4,593
MDU Resources Group, Inc.	90	2,115
NiSource, Inc.	151	6,405
NorthWestern Corp. (b)	22	1,245
PG&E Corp. (b)	341	18,155
Public Service Enterprise Group, Inc.	334	13,831
SCANA Corp. (b)	86	5,194
Sempra Energy (b)	105	11,693
TECO Energy, Inc. (b)	271	5,553
Vectren Corp. (b)	54	2,496
Wisconsin Energy Corp. (b)	96	5,063

		140,773

MULTILINE RETAIL — 1.0%
Big Lots, Inc.	55	2,201
Dollar General Corp. (a)	136	9,615
Dollar Tree, Inc. (a)	65	4,575
Family Dollar Stores, Inc.	50	3,960
Fred’s, Inc. (Class A) (b)	24	418
J.C. Penney Co., Inc. (a)(b)	446	2,890
Kohl’s Corp. (b)	149	9,095
Macy’s, Inc.	170	11,177
Nordstrom, Inc.	94	7,463
Target Corp. (b)	470	35,678
Tuesday Morning Corp. (a)(b)	46	998

		88,070

OIL, GAS & CONSUMABLE FUELS — 10.1%
Anadarko Petroleum Corp.	157	12,953
Apache Corp.	266	16,670
Approach Resources, Inc. (a)(b)	8	51
Arch Coal, Inc. (b)	293	522
Bill Barrett Corp. (a)(b)	67	763
Cabot Oil & Gas Corp.	64	1,895
California Resources Corp. (a)	164	904
Carrizo Oil & Gas, Inc. (a)	22	915
Chesapeake Energy Corp. (b)	730	14,286
Chevron Corp.	1,364	153,014
Cimarex Energy Co. (b)	23	2,438
Cloud Peak Energy, Inc. (a)	44	404
Comstock Resources, Inc. (b)	32	218
ConocoPhillips (b)	1,573	108,631
CONSOL Energy, Inc. (b)	57	1,927
Contango Oil & Gas Co. (a)(b)	6	175
Denbury Resources, Inc. (b)	265	2,155
Devon Energy Corp.	197	12,058
Energen Corp. (b)	32	2,040
EOG Resources, Inc.	102	9,391
EQT Corp.	26	1,968
Exxon Mobil Corp. (b)	2,110	195,070
Green Plains, Inc. (b)	41	1,016
Gulfport Energy Corp. (a)	14	584
Hess Corp. (b)	320	23,622
HollyFrontier Corp.	263	9,857
Kinder Morgan, Inc. (b)	1,080	45,695

See accompanying notes to financial statements.

276

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Marathon Oil Corp.	473	$13,381
Marathon Petroleum Corp.	355	32,042
Murphy Oil Corp. (b)	227	11,468
Newfield Exploration Co. (a)	101	2,739
Noble Energy, Inc. (b)	92	4,364
Northern Oil and Gas, Inc. (a)(b)	12	68
Occidental Petroleum Corp. (b)	384	30,954
ONEOK, Inc. (b)	84	4,182
PDC Energy, Inc. (a)	14	578
Peabody Energy Corp. (b)	358	2,771
Penn Virginia Corp. (a)(b)	58	388
PetroQuest Energy, Inc. (a)(b)	30	112
Phillips 66	704	50,477
Pioneer Natural Resources Co.	15	2,233
QEP Resources, Inc.	42	849
Range Resources Corp. (b)	24	1,283
Rosetta Resources, Inc. (a)(b)	16	357
SM Energy Co.	14	540
Southwestern Energy Co. (a)(b)	83	2,265
Spectra Energy Corp.	209	7,587
Stone Energy Corp. (a)(b)	26	439
Swift Energy Co. (a)(b)	24	97
Tesoro Corp. (b)	157	11,673
The Williams Cos., Inc.	181	8,134
Valero Energy Corp.	660	32,670
World Fuel Services Corp. (b)	103	4,834
WPX Energy, Inc. (a)	106	1,233

		846,940

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)	39	1,449
Clearwater Paper Corp. (a)	16	1,097
Deltic Timber Corp. (b)	2	137
Domtar Corp.	48	1,931
International Paper Co. (b)	264	14,145
KapStone Paper and Packaging Corp.	44	1,290
Louisiana-Pacific Corp. (a)(b)	42	695
Neenah Paper, Inc. (b)	8	482
P.H. Glatfelter Co.	30	767
Schweitzer-Mauduit International, Inc. (b)	10	423
Wausau Paper Corp. (b)	24	273
Weyerhaeuser Co. (b)	143	5,132

		27,821

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (b)	232	2,179
Inter Parfums, Inc. (b)	12	329
Medifast, Inc. (a)	6	201
The Estee Lauder Cos., Inc. (Class A) (b)	62	4,725

		7,434

PHARMACEUTICALS — 3.6%
AbbVie, Inc.	296	19,370
Actavis PLC (a)(b)	27	6,950
Akorn, Inc. (a)(b)	10	362
Allergan, Inc.	31	6,590
Bristol-Myers Squibb Co.	424	25,029
Eli Lilly & Co.	486	33,529
Endo International PLC (a)(b)	24	1,731
Hospira, Inc. (a)	38	2,327
Impax Laboratories, Inc. (a)(b)	6	190
Johnson & Johnson (b)	740	77,382
Mallinckrodt PLC (a)(b)	21	2,080
Merck & Co., Inc.	858	48,726
Mylan, Inc. (a)(b)	103	5,806
Perrigo Co. PLC	14	2,340
Pfizer, Inc. (b)	2,170	67,595
Prestige Brands Holdings, Inc. (a)(b)	16	556
Salix Pharmaceuticals, Ltd. (a)(b)	8	920
The Medicines Co. (a)(b)	18	498
Zoetis, Inc.	51	2,195

		304,176

PROFESSIONAL SERVICES — 0.3%
CDI Corp.	16	283
Dun & Bradstreet Corp.	12	1,452
Equifax, Inc. (b)	30	2,426
Exponent, Inc. (b)	4	330
FTI Consulting, Inc. (a)	20	773
Heidrick & Struggles International, Inc.	8	184
Insperity, Inc.	14	474
Kelly Services, Inc. (Class A)	30	511
Korn/Ferry International (a)	22	633
ManpowerGroup, Inc. (b)	59	4,022
Navigant Consulting, Inc. (a)	22	338
Nielsen NV	76	3,399
On Assignment, Inc. (a)	14	465
Resources Connection, Inc.	14	230
Robert Half International, Inc. (b)	40	2,335
The Corporate Executive Board Co.	6	435
Towers Watson & Co. (Class A) (b)	22	2,490
TrueBlue, Inc. (a)	18	401

		21,181

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Acadia Realty Trust	14	448
Alexandria Real Estate Equities, Inc. (b)	18	1,597
American Campus Communities, Inc.	18	744
American Tower Corp. (b)	35	3,460
Apartment Investment & Management Co. (Class A)	32	1,189
AvalonBay Communities, Inc.	35	5,719
BioMed Realty Trust, Inc. (b)	50	1,077
Boston Properties, Inc. (b)	27	3,475
Camden Property Trust	22	1,624
Capstead Mortgage Corp. (b)	100	1,228
CareTrust REIT, Inc.	13	160
Cedar Realty Trust, Inc.	40	294
Corporate Office Properties Trust	28	794
Corrections Corp. of America (b)	61	2,217
Cousins Properties, Inc. (b)	34	388
Crown Castle International Corp.	28	2,204
DiamondRock Hospitality Co. (b)	64	952
Duke Realty Corp.	76	1,535
EastGroup Properties, Inc. (b)	8	507
EPR Properties (b)	16	922
Equity One, Inc.	40	1,014
Equity Residential (b)	120	8,621

See accompanying notes to financial statements.

277

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Essex Property Trust, Inc. (b)	11	$2,273
Extra Space Storage, Inc.	20	1,173
Federal Realty Investment Trust (b)	8	1,068
Franklin Street Properties Corp.	52	638
General Growth Properties, Inc.	224	6,301
Getty Realty Corp.	30	546
Government Properties Income Trust	35	805
HCP, Inc.	219	9,643
Health Care REIT, Inc.	85	6,432
Healthcare Realty Trust, Inc.	32	874
Highwoods Properties, Inc. (b)	30	1,328
Home Properties, Inc. (b)	14	918
Hospitality Properties Trust	72	2,232
Host Hotels & Resorts, Inc.	204	4,849
Inland Real Estate Corp.	34	372
Iron Mountain, Inc. (b)	96	3,711
Kilroy Realty Corp.	18	1,243
Kimco Realty Corp. (b)	96	2,413
Kite Realty Group Trust	9	259
Lamar Advertising Co. (Class A) (b)	20	1,073
LaSalle Hotel Properties (b)	22	890
Lexington Realty Trust (b)	54	593
Liberty Property Trust	52	1,957
LTC Properties, Inc.	12	518
Mack-Cali Realty Corp.	78	1,487
Medical Properties Trust, Inc. (b)	64	882
Mid-America Apartment Communities, Inc. (b)	17	1,270
National Retail Properties, Inc. (b)	42	1,654
OMEGA Healthcare Investors, Inc.	30	1,172
Parkway Properties, Inc.	24	441
Pennsylvania Real Estate Investment Trust	26	610
Plum Creek Timber Co., Inc. (b)	33	1,412
Post Properties, Inc.	12	705
Potlatch Corp. (b)	18	754
ProLogis, Inc.	134	5,766
PS Business Parks, Inc.	8	636
Public Storage (b)	32	5,915
Rayonier, Inc.	58	1,621
Realty Income Corp. (b)	69	3,292
Regency Centers Corp.	28	1,786
Saul Centers, Inc.	6	343
Senior Housing Properties Trust (b)	78	1,725
Simon Property Group, Inc.	32	5,828
SL Green Realty Corp. (b)	24	2,857
Sovran Self Storage, Inc.	10	872
Tanger Factory Outlet Centers, Inc.	14	517
Taubman Centers, Inc. (b)	12	917
The Geo Group, Inc. (b)	15	605
The Macerich Co.	34	2,836
UDR, Inc.	56	1,726
Universal Health Realty Income Trust	6	289
Urstadt Biddle Properties, Inc. (Class A) (b)	14	306
Ventas, Inc. (b)	92	6,596
Vornado Realty Trust	52	6,121
Washington Prime Group, Inc. (b)	16	276
Weingarten Realty Investors (b)	38	1,327

		154,822

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)(b)	82	2,808
Forestar Group, Inc. (a)(b)	12	185
Jones Lang LaSalle, Inc. (b)	12	1,799

		4,792

ROAD & RAIL — 0.8%
ArcBest Corp. (b)	18	835
Con-way, Inc.	32	1,574
CSX Corp.	359	13,007
Genesee & Wyoming, Inc. (Class A) (a)(b)	8	719
Heartland Express, Inc. (b)	18	486
J.B. Hunt Transport Services, Inc. (b)	19	1,601
Kansas City Southern (b)	13	1,587
Knight Transportation, Inc. (b)	26	875
Landstar System, Inc.	10	725
Norfolk Southern Corp.	110	12,057
Old Dominion Freight Line, Inc. (a)(b)	24	1,863
Ryder Systems, Inc.	38	3,528
Saia, Inc. (a)(b)	11	609
Union Pacific Corp.	216	25,732
Werner Enterprises, Inc.	28	872

		66,070

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Energy Industries, Inc. (a)	16	379
Advanced Micro Devices, Inc. (a)(b)	407	1,087
Altera Corp.	67	2,475
Analog Devices, Inc.	68	3,775
Applied Materials, Inc. (b)	307	7,651
Atmel Corp. (a)	118	991
Broadcom Corp. (Class A)	172	7,453
Brooks Automation, Inc. (b)	24	306
Cabot Microelectronics Corp. (a)	8	379
CEVA, Inc. (a)	4	73
Cirrus Logic, Inc. (a)(b)	18	424
Cohu, Inc. (b)	10	119
Cree, Inc. (a)(b)	24	773
Cypress Semiconductor Corp. (a)(b)	30	428
Diodes, Inc. (a)	16	441
DSP Group, Inc. (a)(b)	12	130
Entropic Communications, Inc. (a)	30	76
Exar Corp. (a)(b)	12	122
Fairchild Semiconductor International, Inc. (a)(b)	60	1,013
First Solar, Inc. (a)(b)	47	2,096
Integrated Device Technology, Inc. (a)	56	1,098
Intel Corp. (b)	2,403	87,205
International Rectifier Corp. (a)(b)	28	1,117
Intersil Corp. (Class A)	68	984
KLA-Tencor Corp. (b)	52	3,657
Kopin Corp. (a)(b)	20	72
Kulicke & Soffa Industries, Inc. (a)	32	463
Lam Research Corp. (b)	45	3,570
Linear Technology Corp.	34	1,550

See accompanying notes to financial statements.

278

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Micrel, Inc. (b)	20	$290
Microchip Technology, Inc. (b)	64	2,887
Micron Technology, Inc. (a)	331	11,588
Microsemi Corp. (a)	24	681
MKS Instruments, Inc.	18	659
Monolithic Power Systems, Inc. (b)	10	497
Nanometrics, Inc. (a)(b)	8	135
NVIDIA Corp. (b)	136	2,727
Pericom Semiconductor Corp. (a)	12	163
Power Integrations, Inc.	6	310
RF Micro Devices, Inc. (a)(b)	106	1,759
Rudolph Technologies, Inc. (a)(b)	12	123
Semtech Corp. (a)(b)	16	441
Silicon Laboratories, Inc. (a)	10	476
Skyworks Solutions, Inc.	48	3,490
SunEdison, Inc. (a)(b)	43	839
Synaptics, Inc. (a)(b)	10	688
Teradyne, Inc. (b)	72	1,425
Tessera Technologies, Inc.	20	715
Texas Instruments, Inc.	253	13,527
TriQuint Semiconductor, Inc. (a)(b)	27	744
Ultratech, Inc. (a)	6	111
Veeco Instruments, Inc. (a)	22	767
Xilinx, Inc. (b)	50	2,165

		177,114

SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)(b)	24	484
Adobe Systems, Inc. (a)	87	6,325
Advent Software, Inc.	10	306
Ansys, Inc. (a)	18	1,476
Autodesk, Inc. (a)	46	2,763
Blackbaud, Inc. (b)	6	260
Bottomline Technologies, Inc. (a)(b)	6	152
CA, Inc.	195	5,938
Cadence Design Systems, Inc. (a)(b)	62	1,176
CDK Global, Inc. (b)	40	1,630
Citrix Systems, Inc. (a)	38	2,424
CommVault Systems, Inc. (a)	6	310
Ebix, Inc. (b)	8	136
Electronic Arts, Inc. (a)(b)	70	3,291
EPIQ Systems, Inc. (b)	14	239
FactSet Research Systems, Inc.	6	845
Fair Isaac Corp.	8	578
Fortinet, Inc. (a)	50	1,533
Informatica Corp. (a)	16	610
Interactive Intelligence Group (a)	4	192
Intuit, Inc.	29	2,674
Manhattan Associates, Inc. (a)(b)	24	977
Mentor Graphics Corp. (b)	32	701
Microsoft Corp.	2,493	115,800
MicroStrategy, Inc. (a)	2	325
Monotype Imaging Holdings, Inc.	10	288
Netscout Systems, Inc. (a)(b)	12	438
Oracle Corp. (b)	972	43,711
Progress Software Corp. (a)	20	540
PTC, Inc. (a)	26	953
Quality Systems, Inc.	8	125
Red Hat, Inc. (a)	30	2,074
Rovi Corp. (a)	28	633
Salesforce.com, Inc. (a)	63	3,737
Solera Holdings, Inc.	10	512
Symantec Corp. (b)	214	5,490
Synchronoss Technologies, Inc. (a)	6	251
Synopsys, Inc. (a)	50	2,173
Take-Two Interactive Software, Inc. (a)(b)	24	673
Tyler Technologies, Inc. (a)	6	657

		213,400

SPECIALTY RETAIL — 2.4%
Aaron’s, Inc. (b)	26	795
Abercrombie & Fitch Co. (Class A) (b)	48	1,375
Advance Auto Parts, Inc.	13	2,071
Aeropostale, Inc. (a)(b)	38	88
American Eagle Outfitters, Inc. (b)	224	3,109
ANN, Inc. (a)(b)	20	730
Ascena Retail Group, Inc. (a)	95	1,193
AutoNation, Inc. (a)	89	5,376
AutoZone, Inc. (a)(b)	9	5,572
Barnes & Noble, Inc. (a)(b)	42	975
Bed Bath & Beyond, Inc. (a)(b)	78	5,941
Best Buy Co., Inc.	364	14,189
Big 5 Sporting Goods Corp. (b)	18	263
Brown Shoe Co., Inc.	44	1,415
Cabela’s, Inc. (a)	19	1,001
CarMax, Inc. (a)(b)	59	3,928
Chico’s FAS, Inc. (b)	52	843
Christopher & Banks Corp. (a)	40	228
CST Brands, Inc. (b)	56	2,442
Dick’s Sporting Goods, Inc.	30	1,489
Foot Locker, Inc. (b)	45	2,528
GameStop Corp. (Class A) (b)	76	2,569
Genesco, Inc. (a)	10	766
Group 1 Automotive, Inc. (b)	32	2,868
Guess?, Inc.	84	1,771
Haverty Furniture Cos., Inc.	14	308
Hibbett Sports, Inc. (a)(b)	6	291
Kirkland’s, Inc. (a)(b)	8	189
L Brands, Inc.	76	6,578
Lithia Motors, Inc. (Class A) (b)	16	1,387
Lowe’s Cos., Inc.	286	19,677
Lumber Liquidators Holdings, Inc. (a)(b)	8	530
MarineMax, Inc. (a)(b)	26	521
Monro Muffler Brake, Inc. (b)	6	347
Murphy USA, Inc. (a)	59	4,063
O’Reilly Automotive, Inc. (a)(b)	26	5,008
Office Depot, Inc. (a)(b)	563	4,828
Outerwall, Inc. (a)(b)	12	903
Pep Boys-Manny, Moe & Jack (a)(b)	28	275
PetSmart, Inc.	30	2,439
Rent-A-Center, Inc. (b)	70	2,542
Ross Stores, Inc.	46	4,336
Select Comfort Corp. (a)(b)	12	324
Signet Jewelers, Ltd.	16	2,105
Sonic Automotive, Inc. (Class A)	40	1,082
Stage Stores, Inc. (b)	34	704
Staples, Inc. (b)	859	15,565
Stein Mart, Inc. (b)	30	439
The Buckle, Inc. (b)	14	735

See accompanying notes to financial statements.

279

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

The Cato Corp. (Class A) (b)	12	$506
The Children’s Place, Inc. (b)	12	684
The Finish Line, Inc. (Class A) (b)	20	486
The Gap, Inc.	197	8,296
The Home Depot, Inc.	346	36,320
The Men’s Wearhouse, Inc.	18	795
Tiffany & Co. (b)	26	2,778
TJX Cos., Inc.	150	10,287
Tractor Supply Co.	20	1,576
Urban Outfitters, Inc. (a)(b)	44	1,546
Vitamin Shoppe, Inc. (a)(b)	8	389
Williams-Sonoma, Inc. (b)	30	2,270
Zumiez, Inc. (a)	6	232

		204,866

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
3D Systems Corp. (a)(b)	14	460
Apple, Inc.	1,667	184,003
Diebold, Inc. (b)	28	970
EMC Corp. (b)	554	16,476
Hewlett-Packard Co. (b)	1,333	53,493
Lexmark International, Inc. (Class A) (b)	46	1,898
NCR Corp. (a)(b)	66	1,923
NetApp, Inc.	87	3,606
QLogic Corp. (a)	36	480
SanDisk Corp. (b)	57	5,585
Seagate Technology PLC (b)	170	11,305
Super Micro Computer, Inc. (a)(b)	12	419
Western Digital Corp.	97	10,738

		291,356

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	16	1,397
Coach, Inc. (b)	66	2,479
Crocs, Inc. (a)	24	300
Deckers Outdoor Corp. (a)(b)	12	1,092
Fossil Group, Inc. (a)	12	1,329
Hanesbrands, Inc.	18	2,009
Iconix Brand Group, Inc. (a)(b)	30	1,014
Kate Spade & Co. (a)	30	960
Michael Kors Holdings, Ltd. (a)	18	1,352
Movado Group, Inc.	8	227
NIKE, Inc. (Class B)	114	10,961
Oxford Industries, Inc.	4	221
Perry Ellis International, Inc. (a)(b)	12	311
PVH Corp.	12	1,538
Quiksilver, Inc. (a)(b)	29	64
Ralph Lauren Corp.	27	4,999
Skechers U.S.A., Inc. (Class A) (a)(b)	19	1,050
Steven Madden, Ltd. (a)	14	446
Under Armour, Inc. (Class A) (a)(b)	17	1,154
V.F. Corp.	100	7,490
Wolverine World Wide, Inc. (b)	32	943

		41,336

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	88	1,176
Bank Mutual Corp.	32	220
Brookline Bancorp, Inc. (b)	28	281
Dime Community Bancshares	18	293
Hudson City Bancorp, Inc. (b)	346	3,501
New York Community Bancorp, Inc. (b)	293	4,688
Northwest Bancshares, Inc. (b)	44	551
Oritani Financial Corp. (b)	12	185
People’s United Financial, Inc. (b)	190	2,884
Provident Financial Services, Inc. (b)	32	578
TrustCo Bank Corp. NY	50	363
Washington Federal, Inc.	48	1,063

		15,783

TOBACCO — 1.1%
Alliance One International, Inc. (a)	90	142
Altria Group, Inc.	585	28,823
Lorillard, Inc.	106	6,672
Philip Morris International, Inc.	461	37,548
Reynolds American, Inc.	231	14,846
Universal Corp. (b)	26	1,144

		89,175

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	16	730
Fastenal Co. (b)	42	1,998
GATX Corp.	4	230
Kaman Corp.	10	401
MSC Industrial Direct Co., Inc. (Class A)	12	975
NOW, Inc. (a)(b)	38	978
United Rentals, Inc. (a)(b)	22	2,244
Veritiv Corp. (a)(b)	5	259
W.W. Grainger, Inc. (b)	16	4,078
Watsco, Inc. (b)	14	1,498

		13,391

WATER UTILITIES — 0.0% (d)
American States Water Co. (b)	16	603
Aqua America, Inc. (b)	60	1,602

		2,205

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
NTELOS Holdings Corp. (b)	16	67
Spok Holdings, Inc. (b)	24	416
Telephone & Data Systems, Inc.	139	3,511

		3,994

TOTAL COMMON STOCKS —
(Cost $6,034,723)		8,368,103

SHORT TERM INVESTMENTS — 23.6%
MONEY MARKET FUNDS — 23.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,947,659	1,947,659

See accompanying notes to financial statements.

280

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	37,317	$37,317

TOTAL SHORT TERM INVESTMENT —
(Cost $1,984,976)		1,984,976

TOTAL INVESTMENTS — 123.1% (h)
(Cost $8,019,699)		10,353,079
OTHER ASSETS & LIABILITIES — (23.1)%		(1,940,568)

NET ASSETS — 100.0%		$8,412,511

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

281

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
Alliant Techsystems, Inc.	32	$3,720
BE Aerospace, Inc. (a)	37	2,147
Cubic Corp. (b)	8	421
Curtiss-Wright Corp.	71	5,012
Engility Holdings, Inc. (a)	4	171
Esterline Technologies Corp. (a)(b)	44	4,826
Exelis, Inc.	104	1,823
General Dynamics Corp.	519	71,425
Honeywell International, Inc.	563	56,255
Huntington Ingalls Industries, Inc.	72	8,097
KLX, Inc. (a)	18	743
L-3 Communications Holdings, Inc.	107	13,504
Lockheed Martin Corp.	418	80,494
Moog, Inc. (Class A) (a)	35	2,591
Northrop Grumman Corp.	263	38,764
Orbital Sciences Corp. (a)	83	2,232
Precision Castparts Corp.	17	4,095
Raytheon Co. (b)	410	44,350
Rockwell Collins, Inc.	117	9,884
Teledyne Technologies, Inc. (a)	15	1,541
Textron, Inc.	358	15,075
The Boeing Co. (b)	139	18,067
Triumph Group, Inc. (b)	16	1,076
United Technologies Corp.	248	28,520

		414,833

AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc. (b)	127	9,511
Expeditors International of Washington, Inc.	3	134
FedEx Corp.	322	55,918
Forward Air Corp.	40	2,015
HUB Group, Inc. (Class A) (a)	44	1,676
United Parcel Service, Inc. (Class B) (b)	264	29,349
UTI Worldwide, Inc. (a)(b)	100	1,207

		99,810

AIRLINES — 0.7%
Alaska Air Group, Inc. (b)	160	9,562
Allegiant Travel Co. (b)	8	1,203
Delta Air Lines, Inc. (b)	1,305	64,193
JetBlue Airways Corp. (a)(b)	303	4,805
SkyWest, Inc. (b)	84	1,115
Southwest Airlines Co.	1,124	47,568

		128,446

AUTO COMPONENTS — 0.2%
BorgWarner, Inc.	83	4,561
Delphi Automotive PLC	186	13,526
Drew Industries, Inc. (a)(b)	20	1,021
Gentex Corp.	12	434
Johnson Controls, Inc.	79	3,819
Standard Motor Products, Inc. (b)	20	762
Superior Industries International, Inc. (b)	4	79
The Goodyear Tire & Rubber Co.	164	4,686

		28,888

AUTOMOBILES — 0.0% (c)
Ford Motor Co.	149	2,310
General Motors Co.	50	1,746
Harley-Davidson, Inc.	24	1,582
Thor Industries, Inc. (b)	5	279
Winnebago Industries, Inc. (b)	44	957

		6,874

BANKS — 6.8%
Associated Banc-Corp. (b)	29	540
BancorpSouth, Inc.	1	23
Bank of America Corp.	12,925	231,228
Bank of Hawaii Corp. (b)	6	356
Bank of the Ozarks, Inc.	80	3,034
Banner Corp.	27	1,162
BB&T Corp.	569	22,128
BBCN Bancorp, Inc.	20	288
Boston Private Financial Holdings, Inc. (b)	92	1,239
Cathay General Bancorp	14	358
Citigroup, Inc. (b)	1,652	89,390
City Holding Co. (b)	8	372
City National Corp.	27	2,182
Comerica, Inc.	162	7,588
Commerce Bancshares, Inc. (b)	21	913
Community Bank System, Inc. (b)	28	1,068
Cullen/Frost Bankers, Inc. (b)	24	1,695
CVB Financial Corp. (b)	92	1,474
East West Bancorp, Inc. (b)	48	1,858
F.N.B. Corp. (b)	112	1,492
Fifth Third Bancorp (b)	446	9,087
First BanCorp- Puerto Rico (a)	76	446
First Financial Bancorp (b)	28	521
First Horizon National Corp.	213	2,893
First Midwest Bancorp, Inc.	4	68
First Niagara Financial Group, Inc.	104	877
Glacier Bancorp, Inc. (b)	2	56
Hancock Holding Co.	21	645
Hanmi Financial Corp.	48	1,047
Huntington Bancshares, Inc.	595	6,259
Independent Bank Corp.-Massachusetts	20	856
International Bancshares Corp.	20	531
JPMorgan Chase & Co.	3,951	247,254
KeyCorp	538	7,478
LegacyTexas Financial Group, Inc.	78	1,860
M&T Bank Corp. (b)	104	13,064
MB Financial, Inc. (b)	48	1,577
National Penn Bancshares, Inc.	120	1,263
NBT Bancorp, Inc. (b)	12	315
Old National Bancorp	100	1,488
PacWest Bancorp (b)	91	4,137
Pinnacle Financial Partners, Inc. (b)	36	1,423
PNC Financial Services Group, Inc.	565	51,545
PrivateBancorp, Inc. (b)	92	3,073
Prosperity Bancshares, Inc.	23	1,273
Regions Financial Corp.	525	5,544
S&T Bancorp, Inc. (b)	8	238
Signature Bank (a)(b)	34	4,283
Simmons First National Corp. (Class A)	4	163
Sterling Bancorp	53	762
SunTrust Banks, Inc.	486	20,363
SVB Financial Group (a)(b)	59	6,848

See accompanying notes to financial statements.

282

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Synovus Financial Corp.	19	$515
TCF Financial Corp.	147	2,336
Texas Capital Bancshares, Inc. (a)(b)	27	1,467
Tompkins Financial Corp. (b)	4	221
Trustmark Corp. (b)	48	1,178
U.S. Bancorp	1,612	72,459
UMB Financial Corp.	1	57
Umpqua Holdings Corp.	95	1,616
United Bankshares, Inc. (b)	20	749
United Community Banks, Inc.	28	530
Valley National Bancorp (b)	24	233
Webster Financial Corp. (b)	43	1,399
Wells Fargo & Co.	6,196	339,665
Westamerica Bancorporation (b)	12	588
Wilshire Bancorp, Inc. (b)	104	1,054
Wintrust Financial Corp.	12	561
Zions Bancorporation	24	684

		1,190,937

BEVERAGES — 2.1%
Brown-Forman Corp. (Class B)	211	18,534
Coca-Cola Enterprises, Inc.	138	6,103
Constellation Brands, Inc. (Class A) (a)	230	22,579
Dr. Pepper Snapple Group, Inc.	300	21,504
Molson Coors Brewing Co. (Class B)	249	18,556
Monster Beverage Corp. (a)	234	25,354
PepsiCo, Inc.	1,327	125,481
The Coca-Cola Co.	3,147	132,866

		370,977

BIOTECHNOLOGY — 4.4%
Alexion Pharmaceuticals, Inc. (a)	290	53,659
Amgen, Inc.	933	148,618
Biogen Idec, Inc. (a)	351	119,147
Celgene Corp. (a)(b)	1,039	116,223
Cubist Pharmaceuticals, Inc. (a)	48	4,831
Gilead Sciences, Inc. (a)(b)	2,497	235,367
Momenta Pharmaceuticals, Inc. (a)(b)	8	96
Regeneron Pharmaceuticals, Inc. (a)	96	39,384
Spectrum Pharmaceuticals, Inc. (a)(b)	20	139
United Therapeutics Corp. (a)(b)	72	9,323
Vertex Pharmaceuticals, Inc. (a)(b)	388	46,094

		772,881

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp.	5	282
Allegion PLC	16	887
Apogee Enterprises, Inc.	48	2,034
Fortune Brands Home & Security, Inc. (b)	21	951
Gibraltar Industries, Inc. (a)(b)	20	325
Griffon Corp. (b)	20	266
Lennox International, Inc.	7	666
Masco Corp.	305	7,686
Quanex Building Products Corp. (b)	44	826
Simpson Manufacturing Co., Inc.	4	138
Universal Forest Products, Inc. (b)	28	1,490

		15,551

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (a)(b)	15	3,184
Ameriprise Financial, Inc.	242	32,004
BlackRock, Inc. (b)	100	35,756
Calamos Asset Management, Inc. (Class A) (b)	4	53
E*TRADE Financial Corp. (a)(b)	444	10,769
Eaton Vance Corp.	16	655
Evercore Partners, Inc. (Class A)	1	52
Federated Investors, Inc. (Class B) (b)	95	3,128
Franklin Resources, Inc. (b)	145	8,029
Greenhill & Co., Inc. (b)	11	480
HFF, Inc. (Class A)	44	1,580
Interactive Brokers Group, Inc. (Class A) (b)	71	2,070
Invesco, Ltd.	486	19,207
Janus Capital Group, Inc. (b)	171	2,758
Legg Mason, Inc. (b)	167	8,913
Morgan Stanley (b)	1,731	67,163
Northern Trust Corp.	267	17,996
Piper Jaffray Co., Inc. (a)(b)	16	929
Raymond James Financial, Inc. (b)	128	7,333
SEI Investments Co.	88	3,524
State Street Corp. (d)	229	17,977
Stifel Financial Corp. (a)	52	2,653
SWS Group, Inc. (a)(b)	12	83
T. Rowe Price Group, Inc. (b)	97	8,328
The Bank of New York Mellon Corp. (b)	1,374	55,743
The Charles Schwab Corp. (b)	1,583	47,791
The Goldman Sachs Group, Inc. (b)	395	76,563
Virtus Investment Partners, Inc. (b)	8	1,364

		436,085

CHEMICALS — 2.7%
A. Schulman, Inc. (b)	20	811
Air Products & Chemicals, Inc.	232	33,461
Airgas, Inc.	36	4,146
American Vanguard Corp. (b)	40	465
Ashland, Inc.	53	6,347
Balchem Corp. (b)	8	533
Cabot Corp. (b)	42	1,842
CF Industries Holdings, Inc. (b)	68	18,533
Cytec Industries, Inc.	59	2,724
E. I. du Pont de Nemours & Co. (b)	1,035	76,528
Eastman Chemical Co.	83	6,296
Ecolab, Inc.	191	19,963
Flotek Industries, Inc. (a)(b)	75	1,405
FMC Corp. (b)	2	114
H.B. Fuller Co. (b)	27	1,202
Hawkins, Inc. (b)	4	173
Innophos Holdings, Inc.	12	701
International Flavors & Fragrances, Inc.	99	10,035
Intrepid Potash, Inc. (a)(b)	4	56
Koppers Holdings, Inc.	8	208
Kraton Performance Polymers, Inc. (a)	40	832
LSB Industries, Inc. (a)(b)	20	629
LyondellBasell Industries NV (b)	695	55,176
Minerals Technologies, Inc. (b)	40	2,778
Monsanto Co. (b)	304	36,319
NewMarket Corp. (b)	16	6,457
Olin Corp. (b)	31	706
OM Group, Inc. (b)	52	1,550

See accompanying notes to financial statements.

283

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

PolyOne Corp. (b)	120	$4,549
PPG Industries, Inc.	86	19,879
Praxair, Inc. (b)	133	17,232
Rayonier Advanced Materials, Inc.	1	22
RPM International, Inc.	163	8,266
Sensient Technologies Corp. (b)	15	905
Sigma-Aldrich Corp.	194	26,630
Stepan Co.	16	641
The Dow Chemical Co. (b)	1,646	75,074
The Mosaic Co.	62	2,830
The Scotts Miracle-Gro Co. (Class A)	20	1,246
The Sherwin-Williams Co. (b)	86	22,621
Tredegar Corp.	39	877
Valspar Corp. (b)	51	4,411
Zep, Inc.	4	61

		475,234

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Brady Corp. (Class A)	12	328
Cintas Corp. (b)	132	10,354
Copart, Inc. (a)	43	1,569
Deluxe Corp.	68	4,233
G & K Services, Inc. (Class A)	20	1,417
Healthcare Services Group, Inc. (b)	32	990
Herman Miller, Inc.	39	1,148
HNI Corp. (b)	36	1,838
Interface, Inc.	83	1,367
Matthews International Corp. (Class A) (b)	24	1,168
Mobile Mini, Inc.	1	41
MSA Safety, Inc. (b)	24	1,274
Pitney Bowes, Inc. (b)	222	5,410
R.R. Donnelley & Sons Co. (b)	8	134
Republic Services, Inc.	282	11,351
Rollins, Inc. (b)	32	1,059
Stericycle, Inc. (a)(b)	27	3,539
Tetra Tech, Inc.	3	80
The ADT Corp. (b)	27	978
The Brink’s Co. (b)	8	195
Tyco International PLC	536	23,509
Viad Corp.	47	1,253
Waste Connections, Inc. (b)	121	5,323
Waste Management, Inc.	342	17,552

		96,110

COMMUNICATIONS EQUIPMENT — 1.5%
Arris Group, Inc. (a)	216	6,521
Bel Fuse, Inc. (Class B) (b)	4	109
Black Box Corp. (b)	4	96
CalAmp Corp. (a)(b)	55	1,006
Ciena Corp. (a)(b)	13	252
Cisco Systems, Inc. (b)	4,491	124,917
F5 Networks, Inc. (a)	113	14,743
Harmonic, Inc. (a)	171	1,199
Harris Corp.	72	5,171
InterDigital, Inc. (b)	11	582
Ixia (a)	55	619
JDS Uniphase Corp. (a)(b)	11	151
Juniper Networks, Inc. (b)	412	9,196
Motorola Solutions, Inc.	80	5,366
Netgear, Inc. (a)(b)	16	569
Plantronics, Inc.	26	1,379
Polycom, Inc. (a)	156	2,106
QUALCOMM, Inc.	1,194	88,750
Riverbed Technology, Inc. (a)(b)	196	4,000
ViaSat, Inc. (a)	1	63

		266,795

CONSTRUCTION & ENGINEERING — 0.1%
Aecom Technology Corp. (a)	39	1,184
Aegion Corp. (a)	44	819
Comfort Systems USA, Inc. (b)	83	1,421
Dycom Industries, Inc. (a)(b)	55	1,930
EMCOR Group, Inc. (b)	55	2,447
Fluor Corp. (b)	4	243
Granite Construction, Inc. (b)	2	76
Jacobs Engineering Group, Inc. (a)	5	223
KBR, Inc. (b)	19	322
Orion Marine Group, Inc. (a)(b)	12	133
Quanta Services, Inc. (a)	285	8,091

		16,889

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	73	5,550
Headwaters, Inc. (a)(b)	100	1,499
Martin Marietta Materials, Inc. (b)	84	9,267
Vulcan Materials Co. (b)	101	6,639

		22,955

CONSUMER FINANCE — 0.8%
American Express Co. (b)	489	45,496
Capital One Financial Corp.	634	52,337
Cash America International, Inc. (b)	19	430
Discover Financial Services (b)	599	39,228
Enova International, Inc. (a)	17	378
First Cash Financial Services, Inc. (a)(b)	4	223
Navient Corp. (b)	126	2,723
World Acceptance Corp. (a)(b)	15	1,192

		142,007

CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	5	334
Avery Dennison Corp.	7	363
Ball Corp. (b)	206	14,043
Bemis Co., Inc. (b)	31	1,402
Greif, Inc. (Class A)	12	567
MeadWestvaco Corp.	191	8,479
Myers Industries, Inc. (b)	40	704
Packaging Corp. of America	42	3,278
Sealed Air Corp. (b)	215	9,122
Silgan Holdings, Inc.	15	804
Sonoco Products Co.	16	699

		39,795

DISTRIBUTORS — 0.1%
Genuine Parts Co. (b)	133	14,174
LKQ Corp. (a)	5	140
Pool Corp. (b)	6	381
VOXX International Corp. (a)(b)	8	70

		14,765

See accompanying notes to financial statements.

284

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)(b)	4	$148
Apollo Education Group, Inc. (a)	4	136
Capella Education Co. (b)	4	308
Career Education Corp. (a)(b)	4	28
DeVry Education Group, Inc. (b)	88	4,177
Graham Holdings Co. (Class B)	3	2,591
H&R Block, Inc.	213	7,174
Regis Corp. (a)(b)	36	603
Service Corp. International (b)	213	4,835
Sotheby’s (b)	15	648
Universal Technical Institute, Inc. (b)	4	39

		20,687

DIVERSIFIED FINANCIAL SERVICES — 2.4%
Berkshire Hathaway, Inc. (Class B) (a)(b)	2,085	313,063
CBOE Holdings, Inc. (b)	65	4,122
CME Group, Inc.	276	24,467
Intercontinental Exchange, Inc. (b)	42	9,210
Leucadia National Corp. (b)	15	336
McGraw Hill Financial, Inc. (b)	328	29,185
Moody’s Corp.	271	25,965
MSCI, Inc.	115	5,456
The NASDAQ OMX Group, Inc.	132	6,331

		418,135

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc. (b)	1,084	36,411
Atlantic Tele-Network, Inc. (b)	8	541
CenturyLink, Inc.	738	29,210
Cincinnati Bell, Inc. (a)(b)	327	1,043
Consolidated Communications Holdings, Inc. (b)	65	1,809
Frontier Communications Corp. (b)	1,558	10,392
General Communication, Inc. (Class A) (a)(b)	8	110
Verizon Communications, Inc.	1,563	73,117
Windstream Holdings, Inc. (b)	995	8,199

		160,832

ELECTRIC UTILITIES — 1.6%
American Electric Power Co., Inc. (b)	469	28,478
Cleco Corp.	55	3,000
Duke Energy Corp.	443	37,008
Edison International	326	21,346
El Paso Electric Co.	20	801
Entergy Corp. (b)	220	19,246
Exelon Corp. (b)	1,041	38,600
FirstEnergy Corp.	19	741
Great Plains Energy, Inc. (b)	47	1,335
Hawaiian Electric Industries, Inc.	44	1,473
IDACORP, Inc. (b)	19	1,258
NextEra Energy, Inc. (b)	383	40,709
Northeast Utilities (b)	174	9,312
OGE Energy Corp.	59	2,093
Pepco Holdings, Inc.	371	9,991
Pinnacle West Capital Corp. (b)	15	1,025
PNM Resources, Inc.	36	1,067
PPL Corp. (b)	508	18,456
The Southern Co. (b)	636	31,234
UIL Holdings Corp. (b)	16	697
Westar Energy, Inc. (b)	114	4,701
Xcel Energy, Inc.	318	11,422

		283,993

ELECTRICAL EQUIPMENT — 0.2%
Acuity Brands, Inc.	40	5,603
AMETEK, Inc. (b)	110	5,789
AZZ, Inc. (b)	8	375
Eaton Corp. PLC	57	3,874
Emerson Electric Co.	85	5,247
Encore Wire Corp. (b)	8	299
General Cable Corp. (b)	3	45
Hubbell, Inc. (Class B)	36	3,846
Powell Industries, Inc.	8	392
Rockwell Automation, Inc.	39	4,337

		29,807

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Agilysys, Inc. (a)(b)	4	50
Amphenol Corp. (Class A)	404	21,739
Anixter International, Inc. (a)	10	885
Arrow Electronics, Inc. (a)(b)	118	6,831
Avnet, Inc.	59	2,538
Badger Meter, Inc. (b)	8	475
Belden, Inc.	2	158
Checkpoint Systems, Inc. (a)	95	1,304
Cognex Corp. (a)(b)	108	4,464
Coherent, Inc. (a)(b)	19	1,154
Corning, Inc.	1,237	28,364
CTS Corp. (b)	16	285
Daktronics, Inc. (b)	8	100
Electro Scientific Industries, Inc. (b)	4	31
FARO Technologies, Inc. (a)(b)	4	251
FLIR Systems, Inc.	65	2,100
II-VI, Inc. (a)(b)	12	164
Ingram Micro, Inc. (Class A) (a)(b)	163	4,505
Insight Enterprises, Inc. (a)	12	311
Itron, Inc. (a)(b)	32	1,353
Jabil Circuit, Inc. (b)	8	175
Keysight Technologies, Inc. (a)	131	4,424
Knowles Corp. (a)(b)	40	942
Littelfuse, Inc.	2	193
Methode Electronics, Inc. (Class A)	80	2,921
Mettler-Toledo International, Inc. (a)	13	3,932
MTS Systems Corp. (b)	24	1,801
National Instruments Corp.	39	1,212
OSI Systems, Inc. (a)	3	212
Plexus Corp. (a)(b)	28	1,154
Sanmina Corp. (a)	139	3,271
SYNNEX Corp. (b)	10	782
TE Connectivity, Ltd.	289	18,279
Tech Data Corp. (a)	44	2,782
Trimble Navigation, Ltd. (a)	135	3,583
TTM Technologies, Inc. (a)(b)	4	30
Vishay Intertechnology, Inc. (b)	127	1,797

See accompanying notes to financial statements.

285

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Zebra Technologies Corp. (Class A) (a)	79	$6,115

		130,667

ENERGY EQUIPMENT & SERVICES — 1.2%
Atwood Oceanics, Inc. (a)	7	199
Baker Hughes, Inc.	344	19,288
C&J Energy Services, Inc. (a)(b)	43	568
Cameron International Corp. (a)	227	11,339
CARBO Ceramics, Inc. (b)	24	961
Diamond Offshore Drilling, Inc. (b)	3	110
Dresser-Rand Group, Inc. (a)	110	8,998
Ensco PLC (Class A) (b)	31	928
Era Group, Inc. (a)(b)	4	85
Exterran Holdings, Inc.	96	3,128
FMC Technologies, Inc. (a)	124	5,808
Geospace Technologies Corp. (a)(b)	3	79
Gulf Island Fabrication, Inc. (b)	4	78
Halliburton Co.	1,032	40,588
Helix Energy Solutions Group, Inc. (a)	4	87
Helmerich & Payne, Inc.	148	9,978
Hornbeck Offshore Services, Inc. (a)(b)	3	75
ION Geophysical Corp. (a)(b)	16	44
Matrix Service Co. (a)	4	89
Nabors Industries, Ltd. (b)	428	5,555
National Oilwell Varco, Inc. (b)	196	12,844
Noble Corp. PLC (b)	11	182
Oil States International, Inc. (a)	24	1,174
Paragon Offshore PLC (b)	3	8
Patterson-UTI Energy, Inc.	224	3,716
Pioneer Energy Services Corp. (a)(b)	139	770
Rowan Cos. PLC (Class A) (b)	16	373
Schlumberger, Ltd. (b)	924	78,919
Superior Energy Services, Inc.	231	4,655
Tetra Technologies, Inc. (a)(b)	144	962
Tidewater, Inc. (b)	13	421
Unit Corp. (a)(b)	68	2,319
US Silica Holdings, Inc. (b)	88	2,261

		216,589

FOOD & STAPLES RETAILING — 1.9%
Casey’s General Stores, Inc. (b)	6	542
Costco Wholesale Corp.	238	33,736
CVS Health Corp.	1,603	154,385
Safeway, Inc. (b)	178	6,251
SUPERVALU, Inc. (a)	246	2,386
Sysco Corp. (b)	660	26,195
The Andersons, Inc. (b)	47	2,498
The Kroger Co.	596	38,269
United Natural Foods, Inc. (a)(b)	15	1,160
Wal-Mart Stores, Inc.	462	39,677
Walgreens Boots Alliance, Inc.	256	19,507
Whole Foods Market, Inc. (b)	16	807

		325,413

FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	836	43,472
B&G Foods, Inc. (b)	35	1,047
Cal-Maine Foods, Inc. (b)	40	1,561
Calavo Growers, Inc.	8	378
Campbell Soup Co. (b)	39	1,716
ConAgra Foods, Inc.	225	8,163
Dean Foods Co. (b)	75	1,454
Flowers Foods, Inc.	53	1,017
General Mills, Inc.	228	12,159
Hain Celestial Group, Inc. (a)(b)	118	6,878
Hormel Foods Corp.	131	6,825
Ingredion, Inc. (b)	76	6,448
J&J Snack Foods Corp.	23	2,502
Kellogg Co.	55	3,599
Keurig Green Mountain, Inc.	200	26,479
Kraft Foods Group, Inc.	321	20,114
Lancaster Colony Corp.	24	2,247
McCormick & Co., Inc. (b)	14	1,040
Mead Johnson Nutrition Co.	210	21,114
Mondelez International, Inc. (Class A)	773	28,079
Sanderson Farms, Inc. (b)	32	2,689
Seneca Foods Corp. (Class A) (a)(b)	12	324
Snyders-Lance, Inc. (b)	48	1,466
The Hershey Co.	17	1,767
The J.M. Smucker Co. (b)	15	1,515
Tootsie Roll Industries, Inc. (b)	12	368
TreeHouse Foods, Inc. (a)(b)	23	1,967
Tyson Foods, Inc. (Class A) (b)	451	18,081
WhiteWave Foods Co. (Class A) (a)	285	9,972

		234,441

GAS UTILITIES — 0.2%
AGL Resources, Inc.	92	5,015
Atmos Energy Corp.	106	5,908
National Fuel Gas Co. (b)	15	1,043
New Jersey Resources Corp.	53	3,244
Northwest Natural Gas Co. (b)	12	599
ONE Gas, Inc. (b)	55	2,267
Piedmont Natural Gas Co., Inc. (b)	20	788
Questar Corp.	23	581
South Jersey Industries, Inc. (b)	27	1,591
Southwest Gas Corp. (b)	2	124
The Laclede Group, Inc.	12	638
UGI Corp.	219	8,318
WGL Holdings, Inc. (b)	32	1,748

		31,864

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc. (b)	24	1,364
Abbott Laboratories (b)	1,448	65,189
Analogic Corp. (b)	7	592
Baxter International, Inc.	430	31,515
Becton, Dickinson and Co.	136	18,926
Boston Scientific Corp. (a)	262	3,471
C.R. Bard, Inc.	33	5,498
CareFusion Corp. (a)	193	11,453
CONMED Corp. (b)	8	360
Covidien PLC	662	67,709
CryoLife, Inc. (b)	36	408
Cynosure, Inc. (Class A) (a)	3	82
DENTSPLY International, Inc. (b)	14	746
Edwards Lifesciences Corp. (a)	172	21,909
Greatbatch, Inc. (a)	12	592
Haemonetics Corp. (a)	28	1,048
Halyard Health, Inc. (a)	17	773

See accompanying notes to financial statements.

286

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

HealthStream, Inc. (a)	32	$943
Hill-Rom Holdings, Inc.	47	2,144
Hologic, Inc. (a)(b)	172	4,599
ICU Medical, Inc. (a)	20	1,638
IDEXX Laboratories, Inc. (a)(b)	30	4,448
Integra LifeSciences Holdings Corp. (a)(b)	24	1,302
Intuitive Surgical, Inc. (a)(b)	43	22,744
Masimo Corp. (a)	40	1,054
Medtronic, Inc. (b)	697	50,323
Meridian Bioscience, Inc.	20	329
Merit Medical Systems, Inc. (a)(b)	20	347
Natus Medical, Inc. (a)(b)	48	1,730
NuVasive, Inc. (a)	25	1,179
ResMed, Inc. (b)	43	2,411
Sirona Dental Systems, Inc. (a)	23	2,009
St. Jude Medical, Inc. (b)	152	9,885
STERIS Corp. (b)	48	3,113
Stryker Corp. (b)	211	19,904
SurModics, Inc. (a)(b)	20	442
Teleflex, Inc. (b)	38	4,363
The Cooper Cos., Inc.	54	8,753
Thoratec Corp. (a)(b)	27	876
Varian Medical Systems, Inc. (a)(b)	65	5,623
West Pharmaceutical Services, Inc. (b)	31	1,650
Zimmer Holdings, Inc.	161	18,261

		401,705

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Aetna, Inc.	489	43,438
Air Methods Corp. (a)(b)	39	1,717
Almost Family, Inc. (a)(b)	4	116
Amedisys, Inc. (a)(b)	12	352
AmerisourceBergen Corp.	233	21,007
AMN Healthcare Services, Inc. (a)	68	1,333
AmSurg Corp. (a)(b)	43	2,353
Anthem, Inc. (b)	425	53,410
Bio-Reference Laboratories, Inc. (a)(b)	36	1,157
Cardinal Health, Inc.	464	37,459
Centene Corp. (a)(b)	89	9,243
Chemed Corp. (b)	23	2,430
CIGNA Corp.	275	28,300
Community Health Systems, Inc. (a)(b)	146	7,872
Cross Country Healthcare, Inc. (a)(b)	4	50
DaVita HealthCare Partners, Inc. (a)	236	17,875
Express Scripts Holding Co. (a)(b)	592	50,125
Gentiva Health Services, Inc. (a)	48	914
Health Net, Inc. (a)	112	5,995
Healthways, Inc. (a)	52	1,034
Henry Schein, Inc. (a)	38	5,174
HMS Holdings Corp. (a)(b)	55	1,163
Humana, Inc.	238	34,184
IPC The Hospitalist Co. (a)(b)	8	367
Kindred Healthcare, Inc.	91	1,654
Laboratory Corp. of America Holdings (a)	27	2,913
Landauer, Inc. (b)	8	273
LHC Group, Inc. (a)	12	374
LifePoint Hospitals, Inc. (a)	49	3,524
Magellan Health, Inc. (a)	4	240
McKesson Corp.	301	62,482
MEDNAX, Inc. (a)	17	1,124
Molina Healthcare, Inc. (a)(b)	28	1,499
Omnicare, Inc.	83	6,053
Patterson Cos., Inc. (b)	40	1,924
PharMerica Corp. (a)(b)	68	1,408
Quest Diagnostics, Inc. (b)	43	2,884
Tenet Healthcare Corp. (a)(b)	124	6,283
The Ensign Group, Inc. (b)	24	1,065
UnitedHealth Group, Inc.	1,263	127,677
Universal Health Services, Inc. (Class B)	126	14,019
VCA, Inc. (a)(b)	129	6,291

		568,755

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	162	10,475
Computer Programs and Systems, Inc. (b)	4	243
Omnicell, Inc. (a)(b)	67	2,219

		12,937

HOTELS, RESTAURANTS & LEISURE — 1.2%
Bob Evans Farms, Inc. (b)	28	1,433
Boyd Gaming Corp. (a)(b)	123	1,572
Brinker International, Inc.	75	4,402
Buffalo Wild Wings, Inc. (a)	1	180
Carnival Corp. (b)	468	21,214
Chipotle Mexican Grill, Inc. (a)	40	27,380
Darden Restaurants, Inc. (b)	28	1,642
DineEquity, Inc. (b)	8	829
Domino’s Pizza, Inc. (b)	44	4,144
International Game Technology	11	190
International Speedway Corp. (Class A)	24	760
Interval Leisure Group, Inc. (b)	52	1,086
Jack in the Box, Inc.	64	5,117
Life Time Fitness, Inc. (a)	16	906
Marcus Corp.	4	74
Marriott International, Inc. (Class A) (b)	362	28,247
Marriott Vacations Worldwide Corp. (b)	46	3,429
McDonald’s Corp.	287	26,892
Panera Bread Co. (Class A) (a)(b)	3	524
Papa John’s International, Inc.	12	670
Pinnacle Entertainment, Inc. (a)	24	534
Red Robin Gourmet Burgers, Inc. (a)	16	1,232
Ruby Tuesday, Inc. (a)(b)	4	27
Ruth’s Hospitality Group, Inc.	48	720
Scientific Games Corp. (Class A) (a)(b)	80	1,018
Sonic Corp. (b)	76	2,069
Starbucks Corp. (b)	92	7,549
Starwood Hotels & Resorts Worldwide, Inc.	198	16,052
Texas Roadhouse, Inc. (b)	32	1,080
The Cheesecake Factory, Inc. (b)	25	1,258
The Wendy’s Co.	11	99
Wyndham Worldwide Corp.	150	12,864
Wynn Resorts, Ltd. (b)	77	11,455
Yum! Brands, Inc.	281	20,471

		207,119

See accompanying notes to financial statements.

287

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. (b)	200	$5,058
Ethan Allen Interiors, Inc. (b)	16	496
Garmin, Ltd. (b)	114	6,023
Harman International Industries, Inc.	81	8,644
Helen of Troy, Ltd. (a)(b)	43	2,798
Jarden Corp. (a)(b)	108	5,171
KB Home (b)	39	645
Leggett & Platt, Inc. (b)	150	6,391
Lennar Corp. (Class A) (b)	122	5,467
M.D.C. Holdings, Inc. (b)	15	397
M/I Homes, Inc. (a)(b)	32	735
Meritage Homes Corp. (a)	19	684
Mohawk Industries, Inc. (a)	17	2,641
Newell Rubbermaid, Inc. (b)	282	10,741
NVR, Inc. (a)	4	5,101
Pulte Group, Inc.	60	1,288
Standard Pacific Corp. (a)(b)	19	139
Tempur Sealy International, Inc. (a)(b)	95	5,216
The Ryland Group, Inc. (b)	31	1,195
Toll Brothers, Inc. (a)	14	480
Tupperware Brands Corp. (b)	20	1,260
Whirlpool Corp. (b)	29	5,618

		76,188

HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. (Class A) (a)(b)	56	535
Church & Dwight Co., Inc.	93	7,329
Colgate-Palmolive Co.	322	22,279
Energizer Holdings, Inc.	79	10,156
Kimberly-Clark Corp.	140	16,176
The Clorox Co. (b)	79	8,233
The Procter & Gamble Co.	1,249	113,771
WD-40 Co. (b)	16	1,361

		179,840

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
NRG Energy, Inc.	206	5,552
The AES Corp.	181	2,492

		8,044

INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	625	102,700
Carlisle Cos., Inc.	63	5,685
Danaher Corp. (b)	279	23,913
General Electric Co.	2,943	74,370
Roper Industries, Inc.	95	14,853

		221,521

INSURANCE — 2.3%
ACE, Ltd. (b)	266	30,558
Aflac, Inc.	54	3,299
Alleghany Corp. (a)(b)	7	3,245
American Financial Group, Inc.	40	2,429
American International Group, Inc.	656	36,743
AMERISAFE, Inc.	20	847
Aon PLC (b)	229	21,716
Arthur J. Gallagher & Co.	29	1,365
Aspen Insurance Holdings, Ltd.	31	1,357
Assurant, Inc.	57	3,901
Cincinnati Financial Corp.	44	2,281
eHealth, Inc. (a)	24	598
Employers Holdings, Inc.	24	564
Everest Re Group, Ltd. (b)	24	4,087
First American Financial Corp. (b)	51	1,729
Genworth Financial, Inc. (Class A) (a)(b)	6	51
HCC Insurance Holdings, Inc.	39	2,087
Horace Mann Educators Corp. (b)	56	1,858
Infinity Property & Casualty Corp.	4	309
Kemper Corp. (b)	44	1,589
Lincoln National Corp.	279	16,090
Marsh & McLennan Cos., Inc.	522	29,879
Mercury General Corp.	39	2,210
MetLife, Inc.	1,083	58,579
Primerica, Inc.	55	2,984
Principal Financial Group, Inc.	243	12,621
ProAssurance Corp.	24	1,084
Protective Life Corp. (b)	123	8,567
Prudential Financial, Inc.	333	30,123
Reinsurance Group of America, Inc.	71	6,221
RenaissanceRe Holdings, Ltd.	24	2,333
RLI Corp.	1	49
Safety Insurance Group, Inc.	8	512
StanCorp Financial Group, Inc.	29	2,026
Stewart Information Services Corp. (b)	28	1,037
The Allstate Corp. (b)	452	31,753
The Chubb Corp. (b)	48	4,967
The Hanover Insurance Group, Inc. (b)	39	2,782
The Hartford Financial Services Group, Inc. (b)	361	15,050
The Navigators Group, Inc. (a)(b)	4	293
The Progressive Corp.	241	6,505
The Travelers Cos., Inc. (b)	269	28,474
Torchmark Corp.	92	4,984
United Fire Group, Inc. (b)	32	951
Unum Group	142	4,953
W.R. Berkley Corp. (b)	69	3,537
XL Group PLC	184	6,324

		405,501

INTERNET & CATALOG RETAIL — 0.6%
Amazon.com, Inc. (a)	15	4,655
Expedia, Inc.	170	14,511
FTD Cos., Inc. (a)(b)	36	1,254
HSN, Inc.	43	3,268
Netflix, Inc. (a)(b)	93	31,770
NutriSystem, Inc. (b)	4	78
PetMed Express, Inc. (b)	8	115
The Priceline Group, Inc. (a)	37	42,188
TripAdvisor, Inc. (a)	77	5,749

		103,588

INTERNET SOFTWARE & SERVICES — 3.4%
Akamai Technologies, Inc. (a)	244	15,362
AOL, Inc. (a)	91	4,201
Blucora, Inc. (a)(b)	68	942
comScore, Inc. (a)(b)	51	2,368
Dealertrack Technologies, Inc. (a)	68	3,013

See accompanying notes to financial statements.

288

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Dice Holdings, Inc. (a)	4	$40
Digital River, Inc. (a)	4	99
eBay, Inc. (a)	613	34,402
Equinix, Inc.	74	16,778
Facebook, Inc. (Class A) (a)	3,442	268,545
Google, Inc. (Class A) (a)	253	134,257
Google, Inc. (Class C) (a)	83	43,691
j2 Global, Inc. (b)	12	744
Liquidity Services, Inc. (a)	3	25
LivePerson, Inc. (a)(b)	76	1,072
LogMeIn, Inc. (a)(b)	39	1,924
Monster Worldwide, Inc. (a)(b)	4	18
NIC, Inc.	59	1,061
Perficient, Inc. (a)(b)	36	671
Rackspace Hosting, Inc. (a)(b)	15	702
VeriSign, Inc. (a)(b)	9	513
XO Group, Inc. (a)	4	73
Yahoo!, Inc. (a)(b)	1,075	54,298

		584,799

IT SERVICES — 2.5%
Accenture PLC (Class A) (b)	501	44,744
Alliance Data Systems Corp. (a)(b)	30	8,581
Automatic Data Processing, Inc. (b)	381	31,764
Broadridge Financial Solutions, Inc.	131	6,050
CACI International, Inc. (Class A) (a)	9	776
CIBER, Inc. (a)(b)	16	57
Cognizant Technology Solutions Corp. (Class A) (a)	226	11,901
Computer Sciences Corp. (b)	191	12,043
Convergys Corp. (b)	75	1,528
CoreLogic, Inc. (a)	43	1,358
CSG Systems International, Inc. (b)	52	1,304
DST Systems, Inc.	4	377
ExlService Holdings, Inc. (a)(b)	16	459
Fidelity National Information Services, Inc.	296	18,411
Fiserv, Inc. (a)(b)	285	20,226
Gartner, Inc. (a)(b)	106	8,926
Global Payments, Inc.	69	5,570
Heartland Payment Systems, Inc. (b)	34	1,834
iGate Corp. (a)	40	1,579
International Business Machines Corp. (b)	584	93,697
Jack Henry & Associates, Inc. (b)	28	1,740
Leidos Holdings, Inc.	8	348
Mastercard, Inc. (Class A)	452	38,944
NeuStar, Inc. (Class A) (a)(b)	19	528
Paychex, Inc.	151	6,972
Science Applications International Corp.	60	2,972
TeleTech Holdings, Inc. (a)(b)	4	95
Teradata Corp. (a)(b)	7	306
The Western Union Co. (b)	20	358
Total System Services, Inc.	108	3,668
VeriFone Systems, Inc. (a)(b)	175	6,510
Virtusa Corp. (a)(b)	51	2,125
Visa, Inc. (Class A) (b)	309	81,020
WEX, Inc. (a)(b)	39	3,858
Xerox Corp. (b)	1,579	21,885

		442,514

LEISURE PRODUCTS — 0.1%
Arctic Cat, Inc.	20	710
Brunswick Corp.	7	359
Callaway Golf Co. (b)	28	215
Hasbro, Inc. (b)	95	5,224
Mattel, Inc. (b)	15	464
Polaris Industries, Inc. (b)	53	8,016

		14,988

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	4	40
Agilent Technologies, Inc.	263	10,767
Bio-Rad Laboratories, Inc. (Class A) (a)	4	482
Bio-Techne Corp. (b)	35	3,234
Cambrex Corp. (a)	48	1,038
Charles River Laboratories International, Inc. (a)	52	3,309
Covance, Inc. (a)	12	1,246
PAREXEL International Corp. (a)	82	4,556
PerkinElmer, Inc.	104	4,548
Thermo Fisher Scientific, Inc.	518	64,900
Waters Corp. (a)	17	1,916

		96,036

MACHINERY — 1.3%
Albany International Corp. (Class A) (b)	40	1,520
Astec Industries, Inc. (b)	4	157
Briggs & Stratton Corp. (b)	60	1,225
Caterpillar, Inc.	688	62,973
CLARCOR, Inc. (b)	27	1,799
Crane Co.	11	646
Cummins, Inc.	78	11,245
Deere & Co. (b)	133	11,766
Donaldson Co., Inc. (b)	87	3,361
Dover Corp. (b)	88	6,311
EnPro Industries, Inc. (a)(b)	28	1,757
ESCO Technologies, Inc. (b)	32	1,181
Federal Signal Corp.	80	1,235
Flowserve Corp.	49	2,932
Graco, Inc.	5	401
Harsco Corp.	59	1,114
Hillenbrand, Inc.	71	2,449
IDEX Corp.	34	2,647
Illinois Tool Works, Inc.	258	24,433
Ingersoll-Rand PLC	120	7,607
ITT Corp.	76	3,075
John Bean Technologies Corp. (b)	8	263
Joy Global, Inc. (b)	9	419
Kennametal, Inc. (b)	36	1,288
Lincoln Electric Holdings, Inc. (b)	14	967
Lindsay Corp. (b)	12	1,029
Lydall, Inc. (a)(b)	20	656
Mueller Industries, Inc.	23	785
Nordson Corp. (b)	19	1,481
Oshkosh Corp.	6	292
PACCAR, Inc. (b)	161	10,950
Pall Corp.	47	4,757

See accompanying notes to financial statements.

289

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Parker-Hannifin Corp. (b)	29	$3,740
Pentair PLC	37	2,458
Snap-On, Inc. (b)	63	8,615
SPX Corp.	17	1,461
Standex International Corp.	12	927
Stanley Black & Decker, Inc.	136	13,067
Tennant Co. (b)	31	2,237
The Toro Co.	13	830
Timken Co.	43	1,835
Trinity Industries, Inc. (b)	257	7,199
Valmont Industries, Inc. (b)	4	508
Wabtec Corp. (b)	135	11,730
Watts Water Technologies, Inc. (Class A)	28	1,776
Woodward, Inc.	48	2,363
Xylem, Inc.	79	3,007

		234,474

MARINE — 0.0% (c)
Kirby Corp. (a)	84	6,782
Matson, Inc.	8	276

		7,058

MEDIA — 3.4%
Cablevision Systems Corp. (Class A) (b)	199	4,107
CBS Corp.	17	941
Cinemark Holdings, Inc.	51	1,815
Comcast Corp. (Class A) (b)	2,280	132,263
DIRECTV (a)	778	67,453
Discovery Communications, Inc. (Series A) (a)(b)	9	310
Discovery Communications, Inc. (Series C) (a)(b)	9	303
Gannett Co., Inc. (b)	154	4,917
John Wiley & Sons, Inc. (Class A) (b)	64	3,791
Live Nation Entertainment, Inc. (a)(b)	207	5,405
News Corp. (Class A) (a)(b)	50	785
Omnicom Group, Inc. (b)	113	8,754
Scholastic Corp. (b)	24	874
Scripps Networks Interactive, Inc. (Class A) (b)	11	828
The E.W. Scripps Co. (Class A) (a)(b)	32	715
The Interpublic Group of Cos., Inc.	412	8,557
The Walt Disney Co.	2,187	205,994
Time Warner Cable, Inc.	315	47,899
Time Warner, Inc. (b)	823	70,301
Time, Inc. (b)	51	1,255
Twenty-First Century Fox, Inc. (Class A) (b)	548	21,046
Viacom, Inc. (Class B)	45	3,386

		591,699

METALS & MINING — 0.5%
A.M. Castle & Co. (a)(b)	4	32
AK Steel Holding Corp. (a)(b)	224	1,330
Alcoa, Inc. (b)	1,931	30,490
Allegheny Technologies, Inc. (b)	90	3,129
Century Aluminum Co. (a)(b)	82	2,001
Cliffs Natural Resources, Inc. (b)	8	57
Commercial Metals Co.	27	440
Compass Minerals International, Inc.	41	3,560
Freeport-McMoRan, Inc.	38	888
Globe Specialty Metals, Inc. (b)	100	1,723
Kaiser Aluminum Corp. (b)	20	1,429
Materion Corp.	4	141
Newmont Mining Corp. (b)	11	208
Nucor Corp. (b)	148	7,259
Reliance Steel & Aluminum Co.	7	429
Royal Gold, Inc. (b)	102	6,395
RTI International Metals, Inc. (a)(b)	39	985
Steel Dynamics, Inc.	303	5,981
Stillwater Mining Co. (a)(b)	132	1,946
SunCoke Energy, Inc.	108	2,089
TimkenSteel Corp.	21	778
United States Steel Corp. (b)	227	6,070
Worthington Industries, Inc.	43	1,294

		78,654

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	86	5,712
Ameren Corp.	175	8,073
Avista Corp. (b)	24	848
Black Hills Corp.	2	106
CenterPoint Energy, Inc.	161	3,772
CMS Energy Corp. (b)	187	6,498
Consolidated Edison, Inc. (b)	83	5,479
Dominion Resources, Inc. (b)	462	35,528
DTE Energy Co. (b)	154	13,301
Integrys Energy Group, Inc.	71	5,527
MDU Resources Group, Inc.	17	400
NiSource, Inc. (b)	432	18,326
NorthWestern Corp. (b)	40	2,263
PG&E Corp. (b)	372	19,805
Public Service Enterprise Group, Inc.	484	20,043
SCANA Corp. (b)	98	5,919
Sempra Energy (b)	241	26,838
TECO Energy, Inc. (b)	117	2,397
Vectren Corp. (b)	100	4,623
Wisconsin Energy Corp. (b)	100	5,274

		190,732

MULTILINE RETAIL — 0.5%
Big Lots, Inc.	45	1,801
Dollar General Corp. (a)	137	9,686
Dollar Tree, Inc. (a)	29	2,041
Family Dollar Stores, Inc.	82	6,495
Fred’s, Inc. (Class A) (b)	28	487
J.C. Penney Co., Inc. (a)(b)	396	2,566
Kohl’s Corp. (b)	143	8,729
Macy’s, Inc.	457	30,048
Nordstrom, Inc.	135	10,718
Target Corp. (b)	130	9,868
Tuesday Morning Corp. (a)(b)	68	1,476

		83,915

OIL, GAS & CONSUMABLE FUELS — 4.8%
Anadarko Petroleum Corp.	274	22,605
Apache Corp.	206	12,910
Approach Resources, Inc. (a)(b)	36	230
Arch Coal, Inc. (b)	8	14
Bill Barrett Corp. (a)(b)	76	866

See accompanying notes to financial statements.

290

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Cabot Oil & Gas Corp.	39	$1,155
California Resources Corp. (a)	117	645
Carrizo Oil & Gas, Inc. (a)	48	1,997
Chesapeake Energy Corp. (b)	11	215
Chevron Corp.	724	81,218
Cimarex Energy Co. (b)	97	10,282
Cloud Peak Energy, Inc. (a)	59	542
Comstock Resources, Inc. (b)	71	483
ConocoPhillips	669	46,201
CONSOL Energy, Inc. (b)	101	3,415
Devon Energy Corp.	271	16,588
Energen Corp. (b)	6	383
EOG Resources, Inc.	435	40,050
EQT Corp.	80	6,056
Exxon Mobil Corp. (b)	2,688	248,506
Green Plains, Inc. (b)	71	1,759
Hess Corp. (b)	272	20,079
HollyFrontier Corp.	59	2,211
Kinder Morgan, Inc. (b)	1,358	57,457
Marathon Oil Corp.	429	12,136
Marathon Petroleum Corp.	319	28,793
Murphy Oil Corp. (b)	17	859
Newfield Exploration Co. (a)	200	5,424
Noble Energy, Inc.	42	1,992
Northern Oil and Gas, Inc. (a)(b)	4	23
Occidental Petroleum Corp. (b)	293	23,619
ONEOK, Inc. (b)	325	16,182
Peabody Energy Corp. (b)	12	93
Penn Virginia Corp. (a)(b)	20	134
PetroQuest Energy, Inc. (a)(b)	8	30
Phillips 66	772	55,352
Pioneer Natural Resources Co. (b)	17	2,530
QEP Resources, Inc.	12	243
Range Resources Corp. (b)	4	214
Southwestern Energy Co. (a)(b)	39	1,064
Spectra Energy Corp.	587	21,308
Tesoro Corp. (b)	164	12,193
The Williams Cos., Inc.	1,103	49,569
Valero Energy Corp.	462	22,869
World Fuel Services Corp. (b)	28	1,314
WPX Energy, Inc. (a)	117	1,361

		833,169

PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (a)	24	1,645
Deltic Timber Corp. (b)	4	274
International Paper Co. (b)	337	18,056
KapStone Paper and Packaging Corp.	38	1,114
Louisiana-Pacific Corp. (a)(b)	55	911
Neenah Paper, Inc. (b)	28	1,687
Schweitzer-Mauduit International, Inc. (b)	12	508
Wausau Paper Corp. (b)	48	546
Weyerhaeuser Co. (b)	283	10,157

		34,898

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (b)	55	516
Inter Parfums, Inc. (b)	4	110
Medifast, Inc. (a)	20	671
The Estee Lauder Cos., Inc. (Class A) (b)	120	9,144

		10,441

PHARMACEUTICALS — 6.8%
AbbVie, Inc.	1,950	127,608
Actavis PLC (a)(b)	437	112,488
Akorn, Inc. (a)(b)	111	4,018
Allergan, Inc.	488	103,744
Bristol-Myers Squibb Co.	344	20,306
Eli Lilly & Co.	1,443	99,553
Endo International PLC (a)(b)	252	18,174
Hospira, Inc. (a)	232	14,210
Impax Laboratories, Inc. (a)(b)	103	3,263
Johnson & Johnson (b)	2,963	309,841
Lannett Co., Inc. (a)(b)	44	1,887
Mallinckrodt PLC (a)(b)	186	18,420
Merck & Co., Inc.	4,223	239,824
Mylan, Inc. (a)(b)	420	23,675
Perrigo Co. PLC	83	13,874
Pfizer, Inc.	1,325	41,274
Prestige Brands Holdings, Inc. (a)	11	382
Salix Pharmaceuticals, Ltd. (a)(b)	103	11,839
The Medicines Co. (a)(b)	3	83
Zoetis, Inc.	521	22,419

		1,186,882

PROFESSIONAL SERVICES — 0.2%
CDI Corp.	20	354
Dun & Bradstreet Corp.	20	2,419
Equifax, Inc. (b)	126	10,190
Exponent, Inc. (b)	12	990
Insperity, Inc.	35	1,186
Korn/Ferry International (a)	16	460
Nielsen NV	264	11,809
Resources Connection, Inc.	40	658
Robert Half International, Inc. (b)	187	10,917
Towers Watson & Co. (Class A)	1	113
TrueBlue, Inc. (a)	36	801

		39,897

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Acadia Realty Trust	48	1,537
Alexandria Real Estate Equities, Inc. (b)	67	5,946
American Campus Communities, Inc.	70	2,895
American Tower Corp. (b)	447	44,186
Apartment Investment & Management Co. (Class A)	148	5,498
AvalonBay Communities, Inc.	126	20,587
BioMed Realty Trust, Inc. (b)	40	862
Boston Properties, Inc. (b)	146	18,789
Camden Property Trust	66	4,873
CareTrust REIT, Inc.	32	395
Cedar Realty Trust, Inc.	80	587
Chesapeake Lodging Trust (b)	71	2,642
Coresite Realty Corp. (b)	32	1,250
Corporate Office Properties Trust	11	312
Corrections Corp. of America (b)	24	872
Cousins Properties, Inc. (b)	143	1,633
Crown Castle International Corp.	180	14,166

See accompanying notes to financial statements.

291

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

DiamondRock Hospitality Co.	207	$3,078
Duke Realty Corp. (b)	237	4,787
EastGroup Properties, Inc. (b)	7	443
Education Realty Trust, Inc.	34	1,244
EPR Properties (b)	36	2,075
Equity One, Inc. (b)	8	203
Equity Residential (b)	408	29,311
Essex Property Trust, Inc. (b)	51	10,537
Extra Space Storage, Inc.	103	6,040
Federal Realty Investment Trust (b)	70	9,342
Franklin Street Properties Corp.	100	1,227
General Growth Properties, Inc.	449	12,630
Getty Realty Corp.	20	364
Government Properties Income Trust	44	1,012
HCP, Inc.	92	4,051
Health Care REIT, Inc.	52	3,935
Healthcare Realty Trust, Inc.	35	956
Highwoods Properties, Inc. (b)	37	1,638
Home Properties, Inc. (b)	24	1,574
Hospitality Properties Trust	56	1,736
Host Hotels & Resorts, Inc.	786	18,683
Inland Real Estate Corp.	64	701
Iron Mountain, Inc. (b)	301	11,637
Kilroy Realty Corp.	80	5,526
Kimco Realty Corp. (b)	182	4,576
Kite Realty Group Trust	20	575
Lamar Advertising Co. (Class A)	84	4,506
LaSalle Hotel Properties (b)	86	3,480
Lexington Realty Trust (b)	27	296
Liberty Property Trust	7	263
LTC Properties, Inc.	24	1,036
Mack-Cali Realty Corp.	16	305
Medical Properties Trust, Inc. (b)	75	1,034
Mid-America Apartment Communities, Inc. (b)	29	2,166
National Retail Properties, Inc. (b)	36	1,417
OMEGA Healthcare Investors, Inc.	64	2,500
Parkway Properties, Inc.	67	1,232
Plum Creek Timber Co., Inc. (b)	23	984
Post Properties, Inc.	42	2,468
Potlatch Corp. (b)	12	502
ProLogis	58	2,496
Public Storage (b)	54	9,982
Rayonier, Inc.	7	196
Realty Income Corp. (b)	67	3,197
Regency Centers Corp.	41	2,615
Saul Centers, Inc.	16	915
Senior Housing Properties Trust (b)	8	177
Simon Property Group, Inc.	299	54,451
SL Green Realty Corp. (b)	59	7,022
Sovran Self Storage, Inc.	4	349
Tanger Factory Outlet Centers, Inc.	28	1,035
Taubman Centers, Inc. (b)	53	4,050
The Geo Group, Inc.	65	2,623
The Macerich Co. (b)	121	10,093
UDR, Inc.	202	6,226
Universal Health Realty Income Trust	16	770
Urstadt Biddle Properties, Inc. (Class A) (b)	20	438
Ventas, Inc. (b)	49	3,513
Vornado Realty Trust	167	19,658
Washington Prime Group, Inc. (b)	20	344
Weingarten Realty Investors (b)	15	524

		417,774

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	24	942
CBRE Group, Inc. (a)(b)	357	12,227
Forestar Group, Inc. (a)(b)	40	616
Jones Lang LaSalle, Inc. (b)	65	9,746

		23,531

ROAD & RAIL — 1.7%
ArcBest Corp. (b)	52	2,411
Con-way, Inc.	51	2,508
CSX Corp.	1,296	46,954
Genesee & Wyoming, Inc. (Class A) (a)(b)	4	360
Heartland Express, Inc. (b)	83	2,242
J.B. Hunt Transport Services, Inc. (b)	20	1,685
Kansas City Southern (b)	15	1,830
Knight Transportation, Inc. (b)	95	3,198
Landstar System, Inc.	59	4,279
Norfolk Southern Corp. (b)	427	46,803
Old Dominion Freight Line, Inc. (a)(b)	112	8,696
Ryder Systems, Inc.	79	7,335
Saia, Inc. (a)(b)	47	2,602
Union Pacific Corp.	1,393	165,948
Werner Enterprises, Inc.	4	125

		296,976

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Energy Industries, Inc. (a)	44	1,043
Advanced Micro Devices, Inc. (a)(b)	172	459
Altera Corp.	189	6,982
Analog Devices, Inc.	114	6,329
Applied Materials, Inc. (b)	1,475	36,757
Atmel Corp. (a)	484	4,063
Avago Technologies, Ltd.	416	41,845
Broadcom Corp. (Class A)	876	37,957
Brooks Automation, Inc. (b)	4	51
Cabot Microelectronics Corp. (a)	28	1,325
Cirrus Logic, Inc. (a)(b)	3	71
Cree, Inc. (a)(b)	27	870
Cypress Semiconductor Corp. (a)(b)	4	57
Diodes, Inc. (a)	47	1,296
DSP Group, Inc. (a)(b)	4	43
Entropic Communications, Inc. (a)(b)	20	51
Exar Corp. (a)(b)	56	571
Fairchild Semiconductor International, Inc. (a)(b)	83	1,401
First Solar, Inc. (a)(b)	95	4,237
Integrated Device Technology, Inc. (a)	227	4,449
Intel Corp. (b)	7,572	274,788
International Rectifier Corp. (a)(b)	112	4,469
Intersil Corp. (Class A) (b)	199	2,880
KLA-Tencor Corp. (b)	191	13,431
Kopin Corp. (a)(b)	8	29

See accompanying notes to financial statements.

292

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Kulicke & Soffa Industries, Inc. (a)	28	$405
Lam Research Corp. (b)	241	19,121
Linear Technology Corp.	166	7,570
Micrel, Inc. (b)	8	116
Microchip Technology, Inc. (b)	155	6,992
Micron Technology, Inc. (a)	1,747	61,162
Microsemi Corp. (a)	11	312
MKS Instruments, Inc.	12	439
Monolithic Power Systems, Inc. (b)	48	2,388
NVIDIA Corp. (b)	660	13,233
Pericom Semiconductor Corp. (a)	8	108
RF Micro Devices, Inc. (a)(b)	416	6,901
Rudolph Technologies, Inc. (a)(b)	48	491
Semtech Corp. (a)(b)	43	1,186
Silicon Laboratories, Inc. (a)	31	1,476
Skyworks Solutions, Inc. (b)	311	22,613
SunEdison, Inc. (a)(b)	377	7,355
Synaptics, Inc. (a)(b)	44	3,029
Teradyne, Inc. (b)	156	3,087
Tessera Technologies, Inc.	55	1,967
Texas Instruments, Inc. (b)	1,027	54,909
TriQuint Semiconductor, Inc. (a)(b)	259	7,135
Ultratech, Inc. (a)	40	742
Veeco Instruments, Inc. (a)(b)	7	244
Xilinx, Inc. (b)	57	2,468

		670,903

SOFTWARE — 5.2%
ACI Worldwide, Inc. (a)(b)	23	464
Adobe Systems, Inc. (a)	612	44,492
Advent Software, Inc.	47	1,440
Ansys, Inc. (a)	12	984
Autodesk, Inc. (a)	375	22,523
Blackbaud, Inc. (b)	19	822
Bottomline Technologies, Inc. (a)	47	1,188
CA, Inc. (b)	40	1,218
Cadence Design Systems, Inc. (a)(b)	390	7,398
CDK Global, Inc. (b)	26	1,060
Citrix Systems, Inc. (a)	211	13,462
CommVault Systems, Inc. (a)	3	155
Ebix, Inc. (b)	44	748
Electronic Arts, Inc. (a)(b)	478	22,473
EPIQ Systems, Inc. (b)	4	68
FactSet Research Systems, Inc.	23	3,237
Fair Isaac Corp.	1	72
Fortinet, Inc. (a)	171	5,243
Intuit, Inc.	344	31,713
Manhattan Associates, Inc. (a)(b)	112	4,561
Microsoft Corp.	11,523	535,243
MicroStrategy, Inc. (a)	4	650
Monotype Imaging Holdings, Inc.	28	807
Netscout Systems, Inc. (a)(b)	63	2,302
Oracle Corp. (b)	3,138	141,116
PTC, Inc. (a)	156	5,717
Quality Systems, Inc.	47	733
Red Hat, Inc. (a)	259	17,907
Rovi Corp. (a)(b)	39	881
Salesforce.com, Inc. (a)	311	18,445
SolarWinds, Inc. (a)	59	2,940
Solera Holdings, Inc.	17	870
Symantec Corp. (b)	311	7,979
Synchronoss Technologies, Inc. (a)	45	1,884
Synopsys, Inc. (a)	93	4,043
Take-Two Interactive Software, Inc. (a)(b)	95	2,663
Tangoe, Inc. (a)(b)	55	717
VASCO Data Security International, Inc. (a)	20	564

		908,782

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	20	611
Abercrombie & Fitch Co. (Class A) (b)	3	86
Advance Auto Parts, Inc.	100	15,928
Aeropostale, Inc. (a)(b)	16	37
American Eagle Outfitters, Inc.	23	319
ANN, Inc. (a)	68	2,481
Ascena Retail Group, Inc. (a)(b)	59	741
AutoNation, Inc. (a)	32	1,933
AutoZone, Inc. (a)(b)	29	17,954
Barnes & Noble, Inc. (a)(b)	12	279
Best Buy Co., Inc.	6	234
Big 5 Sporting Goods Corp. (b)	24	351
Brown Shoe Co., Inc.	68	2,186
Cabela’s, Inc. (a)(b)	11	580
CarMax, Inc. (a)(b)	42	2,796
Chico’s FAS, Inc. (b)	7	113
Christopher & Banks Corp. (a)	16	91
CST Brands, Inc. (b)	53	2,311
Foot Locker, Inc. (b)	232	13,034
GameStop Corp. (Class A) (b)	5	169
Genesco, Inc. (a)	16	1,226
Group 1 Automotive, Inc. (b)	8	717
Haverty Furniture Cos., Inc.	20	440
Hibbett Sports, Inc. (a)(b)	7	339
L Brands, Inc.	193	16,704
Lithia Motors, Inc. (Class A) (b)	32	2,774
Lowe’s Cos., Inc.	536	36,877
Lumber Liquidators Holdings, Inc. (a)(b)	16	1,061
MarineMax, Inc. (a)(b)	8	160
Monro Muffler Brake, Inc. (b)	40	2,312
Murphy USA, Inc. (a)	35	2,410
O’Reilly Automotive, Inc. (a)(b)	116	22,344
Office Depot, Inc. (a)(b)	8	69
Pep Boys-Manny, Moe & Jack (a)(b)	4	39
Rent-A-Center, Inc. (b)	24	872
Ross Stores, Inc.	27	2,545
Select Comfort Corp. (a)(b)	27	730
Signet Jewelers, Ltd.	124	16,315
Sonic Automotive, Inc. (Class A)	44	1,190
Stage Stores, Inc. (b)	44	911
Staples, Inc.	28	507
Stein Mart, Inc. (b)	24	351
The Buckle, Inc. (b)	11	578
The Cato Corp. (Class A) (b)	24	1,012
The Children’s Place, Inc.	3	171
The Finish Line, Inc. (Class A) (b)	36	875
The Gap, Inc.	237	9,980
The Home Depot, Inc.	1,504	157,875
The Men’s Wearhouse, Inc.	32	1,413

See accompanying notes to financial statements.

293

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Tiffany & Co. (b)	136	$14,533
TJX Cos., Inc.	84	5,761
Tractor Supply Co.	17	1,340
Urban Outfitters, Inc. (a)(b)	23	808
Vitamin Shoppe, Inc. (a)(b)	11	534
Williams-Sonoma, Inc. (b)	111	8,401
Zumiez, Inc. (a)	20	773

		377,181

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	8,679	957,988
Diebold, Inc. (b)	95	3,291
Electronics for Imaging, Inc. (a)(b)	71	3,041
EMC Corp. (b)	2,465	73,309
Hewlett-Packard Co. (b)	2,895	116,176
Lexmark International, Inc. (Class A) (b)	103	4,251
NCR Corp. (a)(b)	7	204
NetApp, Inc.	250	10,363
QLogic Corp. (a)(b)	4	53
SanDisk Corp. (b)	346	33,901
Seagate Technology PLC (b)	367	24,405
Super Micro Computer, Inc. (a)(b)	45	1,570
Western Digital Corp. (b)	340	37,638

		1,266,190

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	40	3,492
Coach, Inc. (b)	12	451
Crocs, Inc. (a)	12	150
Deckers Outdoor Corp. (a)(b)	59	5,371
Fossil Group, Inc. (a)	3	332
G-III Apparel Group, Ltd. (a)(b)	27	2,727
Hanesbrands, Inc.	151	16,855
Iconix Brand Group, Inc. (a)(b)	13	439
Kate Spade & Co. (a)	19	608
Michael Kors Holdings, Ltd. (a)	23	1,727
Movado Group, Inc.	28	794
NIKE, Inc. (Class B)	740	71,151
Oxford Industries, Inc.	20	1,104
PVH Corp.	4	513
Quiksilver, Inc. (a)(b)	204	451
Ralph Lauren Corp.	9	1,667
Skechers U.S.A., Inc. (Class A) (a)(b)	56	3,094
Steven Madden, Ltd. (a)	7	223
Under Armour, Inc. (Class A) (a)(b)	277	18,808
V.F. Corp.	446	33,406
Wolverine World Wide, Inc. (b)	4	118

		163,481

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	88	1,176
Bank Mutual Corp. (b)	60	412
BofI Holding, Inc. (a)(b)	20	1,556
Brookline Bancorp, Inc. (b)	32	321
Dime Community Bancshares	32	521
Hudson City Bancorp, Inc. (b)	324	3,279
New York Community Bancorp, Inc.	231	3,696
Northwest Bancshares, Inc. (b)	28	351
Oritani Financial Corp. (b)	36	554
People’s United Financial, Inc. (b)	130	1,973
Provident Financial Services, Inc. (b)	56	1,011
TrustCo Bank Corp. NY	92	668

		15,518

TOBACCO — 1.2%
Alliance One International, Inc. (a)	80	126
Altria Group, Inc.	2,746	135,295
Lorillard, Inc.	435	27,379
Philip Morris International, Inc.	199	16,209
Reynolds American, Inc. (b)	346	22,237
Universal Corp. (b)	24	1,056

		202,302

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	16	729
DXP Enterprises, Inc. (a)(b)	16	808
Fastenal Co. (b)	7	333
GATX Corp.	64	3,683
Kaman Corp. (b)	12	481
MSC Industrial Direct Co., Inc. (Class A) (b)	41	3,331
NOW, Inc. (a)(b)	16	412
United Rentals, Inc. (a)(b)	155	15,812
W.W. Grainger, Inc. (b)	4	1,020
Watsco, Inc. (b)	9	963

		27,572

WATER UTILITIES — 0.0% (c)
American States Water Co. (b)	48	1,808
Aqua America, Inc. (b)	52	1,388

		3,196

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc. (b)	4	69

TOTAL COMMON STOCKS —
(Cost $15,818,270)		17,381,089

SHORT TERM INVESTMENTS — 22.0%
MONEY MARKET FUNDS — 22.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	3,803,346	3,803,346
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	24,966	24,966

TOTAL SHORT TERM INVESTMENT —
(Cost $3,828,312)		3,828,312

TOTAL INVESTMENTS — 121.7% (h)
(Cost $19,646,582)		21,209,401
OTHER ASSETS & LIABILITIES — (21.7)%		(3,788,511)

NET ASSETS — 100.0%		$17,420,890

See accompanying notes to financial statements.

294

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated issuer (Note 3).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

295

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 5.9%
General Dynamics Corp.	1,213	$166,933
Honeywell International, Inc.	2,942	293,965
Northrop Grumman Corp. (a)	1,154	170,088
United Technologies Corp.	2,194	252,310

		883,296

AIR FREIGHT & LOGISTICS — 2.0%
United Parcel Service, Inc. (Class B)	2,669	296,713

BANKS — 5.1%
Fifth Third Bancorp (a)	11,336	230,971
KeyCorp	4,608	64,051
SunTrust Banks, Inc. (a)	265	11,104
U.S. Bancorp (a)	6,335	284,758
Wells Fargo & Co.	2,915	159,800

		750,684

BEVERAGES — 3.2%
PepsiCo, Inc.	2,965	280,370
The Coca-Cola Co. (a)	4,571	192,988

		473,358

BUILDING PRODUCTS — 0.8%
Lennox International, Inc.	1,282	121,880

CHEMICALS — 2.4%
Albemarle Corp. (a)	4,018	241,602
Praxair, Inc. (a)	874	113,236

		354,838

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Tyco International PLC	3,426	150,264

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. (Class B) (a)(b)	1,504	225,826

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc. (a)	7,777	261,229

ELECTRIC UTILITIES — 5.8%
Duke Energy Corp.	1,773	148,116
OGE Energy Corp.	3,293	116,836
The Southern Co. (a)	6,010	295,151
Xcel Energy, Inc.	8,280	297,418

		857,521

FOOD & STAPLES RETAILING — 0.9%
Costco Wholesale Corp.	183	25,940
Wal-Mart Stores, Inc. (a)	1,329	114,135

		140,075

FOOD PRODUCTS — 3.4%
General Mills, Inc.	4,825	257,317
Kellogg Co.	3,669	240,100

		497,417

HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Abbott Laboratories	6,223	280,159
Becton, Dickinson and Co.	856	119,121
Medtronic, Inc. (a)	4,040	291,688
Stryker Corp. (a)	347	32,733

		723,701

HEALTH CARE PROVIDERS & SERVICES — 3.5%
AmerisourceBergen Corp.	2,302	207,548
Henry Schein, Inc. (a)(b)	1,512	205,859
Omnicare, Inc. (a)	1,463	106,697

		520,104

HOTELS, RESTAURANTS & LEISURE — 3.9%
Marriott International, Inc. (Class A) (a)	3,829	298,777
McDonald’s Corp.	3,052	285,972

		584,749

HOUSEHOLD PRODUCTS — 3.7%
The Clorox Co. (a)	2,618	272,822
The Procter & Gamble Co. (a)	2,957	269,353

		542,175

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co. (a)	1,797	295,283
General Electric Co. (a)	2,698	68,178

		363,461

INSURANCE — 7.2%
ACE, Ltd. (a)	220	25,274
Arch Capital Group, Ltd. (b)	1,485	87,763
Marsh & McLennan Cos., Inc. (a)	5,144	294,442
The Allstate Corp.	551	38,708
The Progressive Corp.	6,215	167,743
The Travelers Cos., Inc. (a)	2,822	298,709
Torchmark Corp.	2,627	142,305
XL Group PLC	617	21,206

		1,076,150

INTERNET SOFTWARE & SERVICES — 0.7%
Google, Inc. (Class A) (b)	201	106,663

IT SERVICES — 4.7%
Automatic Data Processing, Inc.	2,265	188,833
Fiserv, Inc. (a)(b)	3,913	277,706
Paychex, Inc.	5,047	233,020

		699,559

MACHINERY — 2.1%
Illinois Tool Works, Inc.	953	90,249
Parker-Hannifin Corp. (a)	1,719	221,665

		311,914

MEDIA — 2.0%
The Walt Disney Co.	3,085	290,576

MULTI-UTILITIES — 5.2%
CenterPoint Energy, Inc.	9,209	215,767
Consolidated Edison, Inc. (a)	4,412	291,236
Dominion Resources, Inc. (a)	2,610	200,709
Sempra Energy	636	70,825

		778,537

OIL, GAS & CONSUMABLE FUELS — 3.0%
Chevron Corp.	1,832	205,514
Exxon Mobil Corp.	2,570	237,596

		443,110

PHARMACEUTICALS — 2.1%
Johnson & Johnson (a)	2,560	267,699

See accompanying notes to financial statements.

296

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Pfizer, Inc. (a)	1,607	$50,058

		317,757

REAL ESTATE INVESTMENT TRUSTS — 10.4%
Crown Castle International Corp.	496	39,035
DDR Corp. (a)	14,953	274,537
Host Hotels & Resorts, Inc. (a)	12,380	294,273
Kimco Realty Corp.	3,808	95,733
Lamar Advertising Co. (Class A)	5,509	295,503
ProLogis, Inc.	3,386	145,699
Public Storage	804	148,619
Simon Property Group, Inc.	1,362	248,034

		1,541,433

ROAD & RAIL — 1.9%
Union Pacific Corp.	2,410	287,103

SPECIALTY RETAIL — 2.1%
The Home Depot, Inc. (a)	2,897	304,098

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Ralph Lauren Corp. (a)	1,629	301,626

THRIFTS & MORTGAGE FINANCE — 1.8%
People’s United Financial, Inc. (a)	17,825	270,583

TOBACCO — 2.2%
Altria Group, Inc. (a)	4,570	225,164
Philip Morris International, Inc.	1,295	105,478

		330,642

TOTAL COMMON STOCKS —
(Cost $13,245,482)		14,807,042

SHORT TERM INVESTMENTS — 23.5%
MONEY MARKET FUNDS — 23.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,419,897	3,419,897
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	68,675	68,675

TOTAL SHORT TERM INVESTMENT —
(Cost $3,488,572)		3,488,572

TOTAL INVESTMENTS — 123.1% (f)
(Cost $16,734,054)		18,295,614
OTHER ASSETS & LIABILITIES — (23.1)%		(3,427,327)

NET ASSETS — 100.0%		$14,868,287

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

297

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 4.3%
Curtiss-Wright Corp.	4,055	$286,243
Engility Holdings, Inc. (a)	35	1,498
Esterline Technologies Corp. (a)(b)	678	74,363
GenCorp, Inc. (a)(b)	54	988
Moog, Inc. (Class A) (a)	65	4,812
Teledyne Technologies, Inc. (a)	2,816	289,316

		657,220

AIR FREIGHT & LOGISTICS — 0.0% (c)
Forward Air Corp.	124	6,246

AUTO COMPONENTS — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	13,683	309,099
Dorman Products, Inc. (a)	20	965
Drew Industries, Inc. (a)	19	970
Superior Industries International, Inc. (b)	68	1,346

		312,380

BANKS — 14.1%
BancorpSouth, Inc. (b)	86	1,936
Banner Corp.	2,295	98,731
BBCN Bancorp, Inc.	139	1,999
Boston Private Financial Holdings, Inc. (b)	76	1,024
Cardinal Financial Corp. (b)	165	3,272
Central Pacific Financial Corp. (b)	155	3,332
Chemical Financial Corp. (b)	87	2,666
City Holding Co. (b)	696	32,385
Columbia Banking System, Inc.	6,786	187,361
Community Bank System, Inc. (b)	78	2,974
Customers Bancorp, Inc. (a)(b)	77	1,498
CVB Financial Corp. (b)	17,968	287,847
F.N.B. Corp. (b)	163	2,171
First Commonwealth Financial Corp. (b)	27,122	250,065
First Financial Bancorp	4,355	80,959
First Financial Bankshares, Inc. (b)	24	717
First Midwest Bancorp, Inc. (b)	131	2,241
FirstMerit Corp.	91	1,719
Flushing Financial Corp. (b)	123	2,493
Glacier Bancorp, Inc. (b)	1,999	55,512
Hancock Holding Co.	1,494	45,866
Heritage Financial Corp.	78	1,369
HomeTrust Bancshares, Inc. (a)(b)	7,298	121,585
Independent Bank Corp.-Massachusetts (b)	7,367	315,381
Investors Bancorp, Inc. (b)	287	3,222
Lakeland Financial Corp. (b)	79	3,434
LegacyTexas Financial Group, Inc.	97	2,313
MB Financial, Inc. (b)	79	2,596
National Penn Bancshares, Inc.	229	2,410
NBT Bancorp, Inc. (b)	104	2,732
Old National Bancorp	69	1,027
Pinnacle Financial Partners, Inc.	25	988
Prosperity Bancshares, Inc.	121	6,699
Renasant Corp. (b)	75	2,170
Simmons First National Corp. (Class A)	27	1,098
South State Corp.	40	2,683
State Bank Financial Corp.	183	3,656
Sterling Bancorp	3,636	52,286
Trico Bancshares (b)	3,418	84,425
Trustmark Corp. (b)	9,822	241,032
Umpqua Holdings Corp.	110	1,871
Union Bankshares Corp. (b)	89	2,143
United Bankshares, Inc.	68	2,547
Valley National Bancorp (b)	92	893
Webster Financial Corp.	24	781
Westamerica Bancorporation (b)	5,129	251,424
Wintrust Financial Corp.	60	2,806

		2,180,339

BUILDING PRODUCTS — 0.0% (c)
Quanex Building Products Corp. (b)	126	2,366
Simpson Manufacturing Co., Inc.	30	1,038

		3,404

CAPITAL MARKETS — 0.4%
Calamos Asset Management, Inc. (Class A)	238	3,170
Evercore Partners, Inc. (Class A)	938	49,123
Greenhill & Co., Inc. (b)	22	959
Stifel Financial Corp. (a)(b)	16	817

		54,069

CHEMICALS — 1.8%
Calgon Carbon Corp. (a)	5,315	110,446
H.B. Fuller Co.	258	11,489
Minerals Technologies, Inc.	1,928	133,900
Olin Corp. (b)	187	4,258
OM Group, Inc.	34	1,013
Sensient Technologies Corp.	212	12,792
Stepan Co.	17	681

		274,579

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	84	2,406
Deluxe Corp.	792	49,302
G & K Services, Inc. (Class A)	19	1,346
Healthcare Services Group, Inc. (b)	71	2,196
Knoll, Inc.	5,045	106,803
Matthews International Corp. (Class A) (b)	315	15,331
United Stationers, Inc. (b)	4,254	179,349

		356,733

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	560	24,914
Granite Construction, Inc. (b)	26	989

		25,903

CONTAINERS & PACKAGING — 0.9%
Graphic Packaging Holding Co. (a)	10,526	143,364

DISTRIBUTORS — 1.9%
Pool Corp. (b)	4,577	290,365

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Consolidated Communications Holdings, Inc. (b)	147	4,091

ELECTRIC UTILITIES — 8.0%
ALLETE, Inc.	199	10,973
Cleco Corp.	5,021	273,845

See accompanying notes to financial statements.

298

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

IDACORP, Inc. (b)	4,600	$304,474
Portland General Electric Co. (b)	7,990	302,262
The Empire District Electric Co.	6,792	201,994
Unitil Corp.	4,049	148,477

		1,242,025

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Anixter International, Inc. (a)	183	16,188
Belden, Inc.	3,855	303,813
Coherent, Inc. (a)	567	34,428
FEI Co. (b)	3,000	271,050
GSI Group, Inc. (a)	95	1,398
Scansource, Inc. (a)(b)	25	1,004

		627,881

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
SEACOR Holdings, Inc. (a)(b)	38	2,805

FOOD PRODUCTS — 0.2%
Cal-Maine Foods, Inc. (b)	905	35,322

GAS UTILITIES — 3.7%
Northwest Natural Gas Co. (b)	4,242	211,676
Piedmont Natural Gas Co., Inc. (b)	68	2,680
South Jersey Industries, Inc.	1,657	97,647
Southwest Gas Corp. (b)	59	3,647
The Laclede Group, Inc. (b)	4,822	256,530

		572,180

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
CONMED Corp.	615	27,650
Cyberonics, Inc. (a)	18	1,002
Greatbatch, Inc. (a)	740	36,482
Integra LifeSciences Holdings Corp. (a)	768	41,649
Meridian Bioscience, Inc.	55	905
STERIS Corp. (b)	489	31,712
West Pharmaceutical Services, Inc. (b)	3,301	175,745
Wright Medical Group, Inc. (a)	31	833

		315,978

HEALTH CARE PROVIDERS & SERVICES — 1.7%
AmSurg Corp. (a)(b)	1,475	80,727
HealthSouth Corp.	594	22,845
Owens & Minor, Inc. (b)	4,739	166,386

		269,958

HOTELS, RESTAURANTS & LEISURE — 1.5%
Belmond, Ltd. (Class A) (a)	12,954	160,241
Jack in the Box, Inc.	252	20,150
Marriott Vacations Worldwide Corp.	16	1,192
Papa John’s International, Inc.	24	1,339
Texas Roadhouse, Inc. (b)	92	3,106
The Cheesecake Factory, Inc. (b)	938	47,191

		233,219

HOUSEHOLD DURABLES — 0.3%
Standard Pacific Corp. (a)	6,906	50,345

HOUSEHOLD PRODUCTS — 0.0% (c)
WD-40 Co.	16	1,361

INSURANCE — 8.1%
American Equity Investment Life Holding Co. (b)	2,383	69,560
CNO Financial Group, Inc.	16,176	278,551
Horace Mann Educators Corp.	72	2,389
Montpelier Re Holdings, Ltd. (b)	93	3,331
OneBeacon Insurance Group, Ltd. (Class A) (b)	4,724	76,529
Platinum Underwriters Holdings, Ltd.	81	5,947
Primerica, Inc. (b)	5,697	309,119
RLI Corp. (b)	6,341	313,245
Safety Insurance Group, Inc.	1,553	99,407
Selective Insurance Group, Inc.	92	2,500
The Navigators Group, Inc. (a)	1,208	88,595

		1,249,173

IT SERVICES — 2.8%
CACI International, Inc. (Class A) (a)	1,858	160,122
Convergys Corp. (b)	87	1,772
CSG Systems International, Inc. (b)	39	978
Forrester Research, Inc.	30	1,181
Syntel, Inc. (a)(b)	4,318	194,224
WEX, Inc. (a)	774	76,564

		434,841

MACHINERY — 3.1%
Actuant Corp. (Class A) (b)	32	872
Albany International Corp. (Class A) (b)	27	1,026
Barnes Group, Inc.	21	777
Blount International, Inc. (a)	98	1,722
Briggs & Stratton Corp. (b)	62	1,266
Douglas Dynamics, Inc. (b)	93	1,993
ESCO Technologies, Inc. (b)	34	1,254
Hillenbrand, Inc.	8,612	297,114
John Bean Technologies Corp. (b)	5,144	169,032
Mueller Industries, Inc.	29	990
Watts Water Technologies, Inc. (Class A)	18	1,142

		477,188

METALS & MINING — 0.1%
Haynes International, Inc.	20	970
Kaiser Aluminum Corp.	17	1,214
Worthington Industries, Inc.	344	10,351

		12,535

MULTI-UTILITIES — 3.3%
Avista Corp. (b)	8,358	295,455
Black Hills Corp.	1,372	72,771
NorthWestern Corp. (b)	2,639	149,315

		517,541

OIL, GAS & CONSUMABLE FUELS — 1.5%
SemGroup Corp.(Class A)	3,302	225,824

PAPER & FOREST PRODUCTS — 0.0% (c)
Neenah Paper, Inc.	40	2,411

PROFESSIONAL SERVICES — 0.6%
CBIZ, Inc. (a)(b)	203	1,738
Exponent, Inc. (b)	39	3,217
The Corporate Executive Board Co.	1,152	83,555

		88,510

See accompanying notes to financial statements.

299

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 19.5%
Acadia Realty Trust	174	$5,573
Agree Realty Corp.	462	14,364
American Assets Trust, Inc.	68	2,707
Apollo Commercial Real Estate Finance, Inc. (b)	2,963	48,475
Ares Commercial Real Estate Corp.	392	4,500
Capstead Mortgage Corp. (b)	21,691	266,366
Chesapeake Lodging Trust (b)	111	4,130
Colony Financial, Inc.	3,944	93,946
CorEnergy Infrastructure Trust, Inc. (b)	582	3,771
Cousins Properties, Inc.	213	2,432
CubeSmart (b)	1,343	29,640
CyrusOne, Inc.	112	3,086
DCT Industrial Trust, Inc.	83	2,960
DiamondRock Hospitality Co. (b)	4,256	63,287
EastGroup Properties, Inc.	69	4,369
Education Realty Trust, Inc. (b)	101	3,696
Excel Trust, Inc.	284	3,803
First Industrial Realty Trust, Inc.	757	15,564
Gladstone Commercial Corp. (b)	515	8,843
Government Properties Income Trust (b)	10,666	245,425
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	223	3,173
Hersha Hospitality Trust	162	1,139
Highwoods Properties, Inc. (b)	739	32,723
Hudson Pacific Properties, Inc. (b)	113	3,397
Inland Real Estate Corp.	236	2,584
Investors Real Estate Trust	296	2,418
LaSalle Hotel Properties	2,941	119,022
Lexington Realty Trust (b)	196	2,152
Monmouth Real Estate Investment Corp.(Class A)	411	4,550
Parkway Properties, Inc.	97	1,784
Pebblebrook Hotel Trust (b)	5,529	252,288
Pennsylvania Real Estate Investment Trust	7,340	172,196
Potlatch Corp.	59	2,470
PS Business Parks, Inc.	3,869	307,740
Ramco-Gershenson Properties Trust	3,357	62,910
Resource Capital Corp. (b)	26,933	135,742
Retail Opportunity Investments Corp. (b)	9,095	152,705
RLJ Lodging Trust (b)	239	8,014
Ryman Hospitality Properties (b)	5,568	293,656
Select Income REIT	107	2,612
Silver Bay Realty Trust Corp.	12,194	201,933
STAG Industrial, Inc. (b)	102	2,499
Strategic Hotels & Resorts, Inc. (a)	10,545	139,510
Summit Hotel Properties, Inc.	287	3,570
Sunstone Hotel Investors, Inc.	15,849	261,667
UMH Properties, Inc. (b)	658	6,284
Urstadt Biddle Properties, Inc. (Class A) (b)	184	4,026
Washington Real Estate Investment Trust	113	3,126
Whitestone REIT (b)	327	4,941

		3,017,768

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Kennedy-Wilson Holdings, Inc. (b)	96	2,429

ROAD & RAIL — 1.1%
Knight Transportation, Inc. (b)	112	3,770
Marten Transport, Ltd. (b)	7,241	158,288
Werner Enterprises, Inc.	440	13,706

		175,764

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Micrel, Inc. (b)	6,923	100,453
Microsemi Corp. (a)	4,352	123,510
MKS Instruments, Inc.	30	1,098

		225,061

SOFTWARE — 0.1%
ACI Worldwide, Inc. (a)	45	907
Advent Software, Inc.	33	1,011
Covisint Corp. (a)	16	42
Fair Isaac Corp.	16	1,157
Mentor Graphics Corp.	104	2,280
TiVo, Inc. (a)(b)	89	1,054
Verint Systems, Inc. (a)	21	1,224

		7,675

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (c)
Electronics for Imaging, Inc. (a)(b)	39	1,670

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Iconix Brand Group, Inc. (a)(b)	1,664	56,226
Oxford Industries, Inc.	17	939

		57,165

THRIFTS & MORTGAGE FINANCE — 4.3%
Astoria Financial Corp.	66	882
Berkshire Hills Bancorp, Inc.	121	3,226
Brookline Bancorp, Inc.	20,046	201,061
Capitol Federal Financial, Inc.	23,750	303,525
Charter Financial Corp. (b)	8,499	97,313
Clifton Bancorp, Inc.	182	2,473
Dime Community Bancshares	1,378	22,434
Northfield Bancorp, Inc. (b)	407	6,023
Northwest Bancshares, Inc. (b)	304	3,809
Oritani Financial Corp.	179	2,757
Provident Financial Services, Inc.	148	2,673
Territorial Bancorp, Inc.	173	3,728
TrustCo Bank Corp. NY (b)	518	3,761
United Financial Bancorp, Inc.	241	3,461
Waterstone Financial, Inc. (b)	164	2,157
WSFS Financial Corp.	16	1,230

		660,513

TOBACCO — 1.7%
Vector Group, Ltd. (b)	12,563	267,718

TRADING COMPANIES & DISTRIBUTORS — 2.0%
Aircastle, Ltd. (b)	2,087	44,599
Applied Industrial Technologies, Inc.	3,160	144,064
Beacon Roofing Supply, Inc. (a)	27	751
Houston Wire & Cable Co.	269	3,215
Kaman Corp.	1,259	50,473
Watsco, Inc.	639	68,373

		311,475

See accompanying notes to financial statements.

300

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.1%
Connecticut Water Service, Inc. (b)	106	$3,847
Middlesex Water Co. (b)	807	18,609

		22,456

TOTAL COMMON STOCKS —
(Cost $13,931,814)		15,417,484

SHORT TERM INVESTMENTS — 24.8%
MONEY MARKET FUNDS — 24.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,782,222	3,782,222
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	54,502	54,502

TOTAL SHORT TERM INVESTMENT —
(Cost $3,836,724)		3,836,724

TOTAL INVESTMENTS — 124.4% (g)
(Cost $17,768,538)		19,254,208
OTHER ASSETS & LIABILITIES — (24.4)%		(3,773,887)

NET ASSETS — 100.0%		$15,480,321

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

301

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.6%
BANKS — 29.5%
BB&T Corp., 5.85%	110,210	$2,760,761
BB&T Corp., 5.63% (a)	220,319	5,329,517
BB&T Corp., 5.20% (a)	95,793	2,199,407
BB&T Corp., 5.20% (a)	86,181	1,957,171
HSBC Holdings PLC, 8.13% (a)	131,896	3,492,606
HSBC Holdings PLC, 8.00%	227,899	6,055,276
HSBC Holdings PLC, Series A, 6.20% (a)	86,976	2,235,283
HSBC USA, Inc. Series F, 3.50% (a)	31,031	701,301
HSBC USA, Inc. Series G, 4.00% (a)	22,419	521,242
HSBC USA, Inc. Series H, 6.50% (a)	22,401	566,297
JP Morgan Chase & Co., 6.70%	97,750	2,582,555
JP Morgan Chase & Co. Series O, 5.50% (a)	132,863	3,195,355
JP Morgan Chase & Co. Series P, 5.45% (a)	95,029	2,252,187
JPMorgan Chase & Co., 6.30% (a)	92,992	2,376,876
Lloyds Banking Group PLC, 7.75%	165,306	4,261,589
PNC Financial Services Group, Inc., 6.13% (a)	287,436	7,979,223
PNC Financial Services Group, Inc., 5.38%	91,967	2,198,931
US Bancorp Series B, 3.50% (a)	150,412	3,333,130
US Bancorp Series F, 6.50% (a)	165,533	4,874,947
US Bancorp Series G, 6.00% (a)	163,201	4,426,011
US Bancorp Series H, 5.15% (a)	75,210	1,762,170
Wells Fargo & Co., 6.63%	59,599	1,653,276
Wells Fargo & Co., 6.00% (a)	56,693	1,438,868
Wells Fargo & Co., 5.85%	122,333	3,137,842
Wells Fargo & Co., 5.25% (a)	44,270	1,041,673
Wells Fargo & Co., 5.20% (a)	53,195	1,232,528
Wells Fargo & Co., 5.13% (a)	46,078	1,061,637
Wells Fargo & Co. Series J, 8.00% (a)	152,440	4,446,675
Wells Fargo Real Estate Investment Corp., 6.38%	19,497	494,249

		79,568,583

CAPITAL MARKETS — 8.9%
State Street Corp., 6.00% (b)	143,712	3,627,291
State Street Corp., 5.90% (b)	143,721	3,716,625
State Street Corp., 5.25% (b)	95,793	2,196,534
The Bank of New York Mellon Corp., 5.20% (a)	111,597	2,570,079
The Charles Schwab Corp., 6.00% (a)	92,950	2,379,520
The Goldman Sachs Group, Inc., 6.50% (a)	110,202	2,945,699
The Goldman Sachs Group, Inc., 6.13% (a)	253,926	6,566,526

		24,002,274

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Pitney Bowes, Inc., 6.70% (a)	81,464	2,171,830

CONSUMER FINANCE — 0.3%
HSBC Finance Corp., 6.36% (a)	34,456	873,115

DIVERSIFIED FINANCIAL SERVICES — 6.5%
General Electric Capital Corp., 4.88% (a)	121,151	3,005,756
General Electric Capital Corp., 4.88% (a)	158,119	3,915,027
General Electric Capital Corp., 4.70% (a)	143,732	3,396,387
JP Morgan Chase Capital XXIX, 6.70% (a)	158,427	4,024,046
KKR Financial Holdings LLC, 8.38% (a)	49,565	1,375,924
Raymond James Financial, Inc., 6.90% (a)	67,023	1,829,058

		17,546,198

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.3%
Qwest Corp., 7.50% (a)	93,106	2,506,414
Qwest Corp., 7.38%	107,075	2,869,610
Qwest Corp., 7.00% (a)	85,021	2,218,198
Qwest Corp., 7.00% (a)	64,754	1,680,366
Qwest Corp., 6.88%	80,955	2,075,686
Qwest Corp., 6.13% (a)	125,514	3,024,887
Verizon Communications, Inc., 5.90%	95,793	2,507,861

		16,883,022

ELECTRIC UTILITIES — 6.7%
BGE Capital Trust II, 6.20%	47,951	1,213,160
Duke Energy Corp., 5.13% (a)	95,793	2,384,288
FPL Group Capital Trust I, 5.88% (a)	57,517	1,460,932
NextEra Energy Capital Holdings, Inc., 5.70% (a)	76,612	1,887,720
NextEra Energy Capital Holdings, Inc., 5.63% (a)	67,035	1,649,061
NextEra Energy Capital Holdings, Inc., 5.13% (a)	95,793	2,178,333
NextEra Energy Capital Holdings, Inc., 5.00% (a)	86,271	1,926,431
SCE Trust I, 5.63% (a)	90,986	2,229,157
SCE Trust II, 5.10% (a)	76,608	1,742,066
SCE Trust III, 5.75% (a)	52,685	1,393,518

		18,064,666

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.0%
Tennessee Valley Authority Series A, 3.96%	51,675	1,255,703
Tennessee Valley Authority Series D, 3.83%	62,019	1,482,874

		2,738,577

INSURANCE — 22.2%
Aegon NV, 8.00% (a)	100,634	2,829,828
Aegon NV, 6.50% (a)	95,793	2,434,100
Aegon NV, 6.38% (a)	191,629	4,886,539
Aegon NV Series 1, 4.00% (a)	47,913	1,124,997
Aflac, Inc., 5.50% (a)	95,793	2,352,676
Arch Capital Group, Ltd., 6.75% (a)	62,294	1,680,069
Aspen Insurance Holdings Ltd., 5.95%	54,685	1,330,823
Aviva PLC, 8.25% (a)	76,658	2,136,458
Axis Capital Holdings Series C, 6.88%	76,672	2,048,676
MetLife, Inc. Series A, 4.00% (a)	114,933	2,631,966
MetLife, Inc. Series B, 6.50% (a)	287,444	7,416,055
PartnerRe, Ltd., 5.88% (a)	47,951	1,184,390
PartnerRe, Ltd. Series E, 7.25%	71,652	1,908,809

See accompanying notes to financial statements.

302

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Protective Life Corp., 6.25% (a)	55,054	$1,413,236
Prudential Financial, Inc., 5.75% (a)	110,224	2,760,009
Prudential Financial, Inc., 5.70% (a)	136,038	3,398,229
Prudential PLC, 6.75% (a)	47,951	1,222,751
Prudential PLC, 6.50% (a)	57,517	1,467,259
Reinsurance Group of America, Inc., 6.20%	76,658	2,128,026
Renaissancere Holdings Ltd. Series E, 5.38% (a)	52,685	1,199,111
The Allstate Corp., 6.75%	73,817	1,989,368
The Allstate Corp., 6.63% (a)	143,227	3,771,167
The Allstate Corp., 6.25% (a)	47,897	1,230,953
The Allstate Corp., 5.63% (a)	55,054	1,376,901
The Allstate Corp., 5.10%	95,793	2,426,437
WR Berkley Corp., 5.63% (a)	67,035	1,592,752

		59,941,585

MACHINERY — 1.3%
Stanley Black & Decker, Inc., 5.75% (a)	143,725	3,630,493

MEDIA — 0.5%
Comcast Corp., 5.00% (a)	55,054	1,395,068

MULTI-UTILITIES — 1.3%
DTE Energy Co., 6.50% (a)	53,687	1,399,620
Integrys Energy Group, Inc., 6.00%	76,668	2,047,036

		3,446,656

REAL ESTATE INVESTMENT TRUSTS — 14.2%
Digital Realty Trust, Inc. Series E, 7.00%	55,062	1,404,081
Digital Realty Trust, Inc. Series G, 5.88%	47,951	1,103,832
Digital Realty Trust, Inc. Series H, 7.38% (a)	69,988	1,863,081
Health Care REIT, Inc. Series J, 6.50% (a)	55,062	1,467,953
Hospitality Properties Trust Series J, 7.13% (a)	55,552	1,451,574
Kimco Realty Corp. Series I, 6.00%	76,693	1,924,994
National Retail Properties, Inc., 5.70% (a)	55,054	1,335,060
National Retail Properties, Inc. Series D, 6.63%	55,062	1,400,777
PS Business Parks, Inc., 6.00% (a)	67,032	1,655,690
Public Storage, 5.90% (a)	73,987	1,870,391
Public Storage, 5.63% (a)	46,195	1,133,163
Public Storage, 5.38% (a)	79,571	1,868,327
Public Storage, 5.20% (a)	80,427	1,845,800
Public Storage Series Q, 6.50% (a)	60,260	1,589,056
Public Storage Series R, 6.35% (a)	78,331	2,036,606
Public Storage Series T, 5.75%	74,365	1,839,046
Public Storage Series Y, 6.38%	45,865	1,201,663
Public Storage Series Z, 6.00%	46,195	1,166,886
Realty Income Corp. Series F, 6.63% (a)	78,344	2,054,180
Regency Centers Corp. Series 6, 6.63%	47,951	1,213,640
Senior Housing Properties Trust, 5.63%	67,035	1,614,873
Ventas Realty LP/Ventas Capital Corp., 5.45%	49,627	1,225,787
Vornado Realty Trust, 5.70% (a)	57,523	1,384,003
Vornado Realty Trust, 5.40% (a)	57,523	1,323,029
Vornado Realty Trust Series I, 6.63%	51,700	1,313,180

		38,286,672

TOTAL PREFERRED STOCKS —
(Cost $271,308,797)		268,548,739

SHORT TERM INVESTMENTS — 14.4%
MONEY MARKET FUNDS — 14.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	38,137,773	38,137,773
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	858,860	858,860

TOTAL SHORT TERM INVESTMENT —
(Cost $38,996,633)		38,996,633

TOTAL INVESTMENTS — 113.9% (f)
(Cost $310,305,430)		307,545,372
OTHER ASSETS & LIABILITIES — (13.9)%		(37,620,242)

NET ASSETS — 100.0%		$269,925,130

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Affiliated issuer (Note 3).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

303

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014 (Unaudited)

					SPDR S&P	SPDR Russell		SPDR S&P	SPDR S&P
	SPDR Russell	SPDR Russell	SPDR Russell	SPDR S&P 500 Growth	500	Small Cap Completeness	SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600	SPDR S&P 600 Small Cap Growth
	3000 ETF	1000 ETF	2000 ETF	ETF	Value ETF	ETF	ETF	Value ETF	Small Cap ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$213,900,691	$52,938,482	$85,264,801	$519,642,469	$237,429,331	$79,168,822	$188,772,465	$101,819,523	$349,475,279	$398,546,854
Investments in securities of affiliated issuers, at value* (Note 3)	12,294,949	5,249,063	20,982,824	10,848,190	9,867,554	9,324,881	14,391,049	8,682,355	56,409,496	64,930,480

Total Investments	226,195,640	58,187,545	106,247,625	530,490,659	247,296,885	88,493,703	203,163,514	110,501,878	405,884,775	463,477,334
Foreign currency, at value	10	—	136	—	—	45	—	—	—	—
Receivable for investments sold	450	—	20,865	—	—	1,031	350,481	1,160	2,516,707	5,845,164
Dividends receivable — unaffiliated issuers	291,305	72,811	118,338	634,989	345,509	111,418	143,892	109,544	470,606	541,057
Dividends receivable — affiliated issuers	1,331	324	33	126	3,478	87	75	54	184	297

TOTAL ASSETS	226,488,736	58,260,680	106,386,997	531,125,774	247,645,872	88,606,284	203,657,962	110,612,636	408,872,272	469,863,852

LIABILITIES
Payable upon return of securities loaned	11,662,543	5,105,732	20,851,784	9,591,985	8,811,072	9,064,087	13,679,118	8,426,559	55,755,251	64,375,972
Payable for investments purchased	—	—	—	—	—	100,592	1,052,826	259,665	2,543,798	5,862,612
Due to custodian	4,084	1,144	594	—	—	7,036	—	—	—	—
Accrued advisory fee (Note 3)	18,282	4,519	8,597	87,603	40,536	6,871	40,318	21,507	57,937	85,566
Accrued trustees’ fees and expenses (Note 3)	189	29	35	256	127	45	104	61	206	226

TOTAL LIABILITIES	11,685,098	5,111,424	20,861,010	9,679,844	8,851,735	9,178,631	14,772,366	8,707,792	58,357,192	70,324,376

NET ASSETS	$214,803,638	$53,149,256	$85,525,987	$521,445,930	$238,794,137	$79,427,653	$188,885,596	$101,904,844	$350,515,080	$399,539,476

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$173,009,262	$40,198,927	$82,327,460	$426,464,171	$210,588,940	$60,870,508	$168,430,320	$93,386,387	$296,630,768	$330,411,650
Undistributed (distribution in excess of) net investment income	324,670	(14,237)	(7,554)	(112,824)	(94,562)	(11,460)	13,254	(19,734)	143,557	30,831
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,019,112)	(961,499)	89,919	(30,556,329)	638,609	632,962	(4,981,587)	5,302,376	4,738,375	(7,316,316)
Net unrealized appreciation (depreciation) on:
Investments	44,488,818	13,926,065	3,116,166	125,650,912	27,661,150	17,935,643	25,423,609	3,235,815	49,002,380	76,413,311
Foreign currency	—	—	(4)	—	—	—	—	—	—	—

NET ASSETS	$214,803,638	$53,149,256	$85,525,987	$521,445,930	$238,794,137	$79,427,653	$188,885,596	$101,904,844	$350,515,080	$399,539,476

NET ASSET VALUE PER SHARE
Net asset value per share	$153.43	$96.64	$71.27	$96.56	$101.58	$83.61	$118.05	$84.92	$104.63	$177.57

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,400,036	550,000	1,200,000	5,400,027	2,350,716	950,000	1,600,000	1,200,000	3,350,023	2,250,007

COST OF INVESTMENTS:
Unaffiliated issuers	$169,525,589	$39,040,793	$82,148,635	$393,991,557	$209,905,511	$61,233,179	$163,348,856	$98,583,708	$300,472,899	$322,133,543
Affiliated issuers	12,181,233	5,220,687	20,982,824	10,848,190	9,730,224	9,324,881	14,391,049	8,682,355	56,409,496	64,930,480

Total cost of investments	$181,706,822	$44,261,480	$103,131,459	$404,839,747	$219,635,735	$70,558,060	$177,739,905	$107,266,063	$356,882,395	$387,064,023

Foreign currency, at cost	$10	$—	$140	$—	$—	$45	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$13,533,192	$5,479,954	$20,197,899	$12,714,725	$10,236,146	$9,019,481	$13,714,389	$8,252,243	$54,695,040	$63,373,910

See accompanying notes to financial statements.

304

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

305

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2014 (Unaudited)

	SPDR S&P								SPDR Morgan
	600				SPDR S&P Capital		SPDR S&P Mortgage	SPDR S&P Regional	Stanley
	Small Cap		SPDR Dow Jones	SPDR S&P	Markets	SPDR S&P Insurance	Finance	Banking	Technology	SPDR S&P Dividend
	Value ETF	SPDR Global Dow ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$317,559,345	$103,536,598	$3,027,860,232	$2,645,515,544	$191,703,629	$335,785,921	$5,612,104	$2,226,834,024	$231,843,778	$13,687,087,947
Investments in securities of affiliated issuers, at value* (Note 3)	47,895,766	8,205,104	86,315,685	226,891,911	25,323,733	8,047,614	1,316,384	102,156,605	10,576,746	922,113,859

Total Investments	365,455,111	111,741,702	3,114,175,917	2,872,407,455	217,027,362	343,833,535	6,928,488	2,328,990,629	242,420,524	14,609,201,806
Foreign currency, at value	—	170,980	—	—	—	—	—	—	—	—
Receivable for investments sold	724,039	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	—	17,810	1,669,778	—	—	—	19,983	—	2,221
Receivable for foreign taxes recoverable	—	49,529	—	—	—	—	—	—	4,593	—
Dividends receivable — unaffiliated issuers	522,652	140,690	13,972,145	4,012,492	293,928	781,565	15,003	3,883,379	159,017	24,601,476
Dividends receivable — affiliated issuers	400	11	642	1,134	19,876	73	3	816	62	9,249

TOTAL ASSETS	366,702,202	112,102,912	3,128,166,514	2,878,090,859	217,341,166	344,615,173	6,943,494	2,332,894,807	242,584,196	14,633,814,752

LIABILITIES
Payable upon return of securities loaned	47,360,851	8,186,507	78,706,748	224,594,814	20,022,577	7,854,963	1,298,909	101,497,314	10,269,637	531,289,096
Payable for investments purchased	933,910	—	3,654,999	1,676,634	—	—	—	—	—	—
Payable for fund shares repurchased	—	—	—	—	—	256	—	—	—	—
Accrued advisory fee (Note 3)	68,857	57,069	646,968	792,527	58,040	105,619	1,674	644,844	98,543	4,182,966
Accrued trustees’ fees and expenses (Note 3)	177	64	1,620	1,492	111	184	3	1,291	132	7,637

TOTAL LIABILITIES	48,363,795	8,243,640	83,010,335	227,065,467	20,080,728	7,961,022	1,300,586	102,143,449	10,368,312	535,479,699

NET ASSETS	$318,338,407	$103,859,272	$3,045,156,179	$2,651,025,392	$197,260,438	$336,654,151	$5,642,908	$2,230,751,358	$232,215,884	$14,098,335,053

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$274,244,395	$127,204,859	$2,725,144,595	$3,091,177,824	$275,131,245	$368,962,028	$5,061,782	$2,668,819,609	$198,004,131	$10,474,127,414
Undistributed (distribution in excess of) net investment income	(122,412)	43,309	(753,071)	(714,501)	52,638	(157,894)	755	(143,663)	(5,619)	(6,351,433)
Accumulated net realized gain (loss) on investments and foreign currency transactions	20,844,322	(31,976,808)	(345,477,956)	(761,893,062)	(88,101,242)	(43,357,608)	(552,219)	(417,275,559)	(28,576,877)	(2,767,081)
Net unrealized appreciation (depreciation) on:
Investments	23,372,102	8,596,177	666,242,611	322,455,131	10,177,797	11,207,625	1,132,590	(20,649,029)	62,794,249	3,633,326,153
Foreign currency	—	(8,265)	—	—	—	—	—	—	—	—

NET ASSETS	$318,338,407	$103,859,272	$3,045,156,179	$2,651,025,392	$197,260,438	$336,654,151	$5,642,908	$2,230,751,358	$232,215,884	$14,098,335,053

NET ASSET VALUE PER SHARE
Net asset value per share	$106.08	$69.22	$90.81	$33.54	$50.58	$66.66	$56.43	$40.71	$100.96	$78.76

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,001,051	1,500,464	33,531,617	79,052,118	3,900,000	5,050,000	100,000	54,802,585	2,300,006	179,003,658

COST OF INVESTMENTS:
Unaffiliated issuers	$294,187,243	$94,940,421	$2,361,617,621	$2,323,060,413	$182,100,245	$324,578,296	$4,479,514	$2,247,483,053	$169,049,529	$10,078,073,724
Affiliated issuers	47,895,766	8,205,104	86,315,685	226,891,911	24,749,320	8,047,614	1,316,384	102,156,605	10,576,746	897,801,929

Total cost of investments	$342,083,009	$103,145,525	$2,447,933,306	$2,549,952,324	$206,849,565	$332,625,910	$5,795,898	$2,349,639,658	$179,626,275	$10,975,875,653

Foreign currency, at cost	$—	$173,920	$—	$—	$—	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$45,984,949	$8,844,593	$92,957,684	$220,322,405	$21,719,726	$7,551,634	$1,301,493	$98,214,417	$9,961,861	$803,311,762

See accompanying notes to financial statements.

306

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

307

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2014 (Unaudited)

			SPDR S&P Health	SPDR S&P Health
	SPDR S&P Aerospace & Defense	SPDR S&P Biotech	Care Equipment	Care Services	SPDR S&P Homebuilders	SPDR S&P Metals & Mining	SPDR S&P Oil & Gas Equipment & Services	SPDR S&P Oil & Gas Exploration & Production	SPDR S&P Pharmaceuticals	SPDR S&P Retail
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$86,663,564	$1,435,087,121	$39,204,045	$111,979,060	$1,428,371,669	$391,179,671	$183,236,021	$1,016,286,472	$1,033,656,840	$1,524,582,682
Investments in securities of affiliated issuers, at value* (Note 3)	12,908,070	361,118,618	9,573,441	21,294,655	170,521,955	85,245,364	34,678,422	144,411,841	178,489,116	124,045,759

Total Investments	99,571,634	1,796,205,739	48,777,486	133,273,715	1,598,893,624	476,425,035	217,914,443	1,160,698,313	1,212,145,956	1,648,628,441
Cash	—	—	—	—	—	—	—	—	—	26,297
Receivable for fund shares sold	—	478	—	—	2,766	6,111	168	1,268	—	—
Dividends receivable — unaffiliated issuers	19,923	1,124,067	23,555	39,878	1,010,170	555,117	87,294	600,320	666,634	940,889
Dividends receivable — affiliated issuers	11	227	12	34	123	126	56	218	1,098	117

TOTAL ASSETS	99,591,568	1,797,330,511	48,801,053	133,313,627	1,599,906,683	476,986,389	218,001,961	1,161,300,119	1,212,813,688	1,649,595,744

LIABILITIES
Payable upon return of securities loaned	12,784,209	343,010,340	9,554,563	21,144,343	169,516,503	84,954,658	34,535,804	129,730,788	159,536,943	122,177,802
Payable for fund shares repurchased	—	—	—	—	—	—	—	—	324	3,768
Accrued advisory fee (Note 3)	23,287	422,987	11,604	33,173	451,058	111,016	56,371	298,628	321,856	390,029
Accrued trustees’ fees and expenses (Note 3)	36	712	20	61	917	273	155	685	573	243

TOTAL LIABILITIES	12,807,532	343,434,039	9,566,187	21,177,577	169,968,478	85,065,947	34,592,330	130,030,101	159,859,696	122,571,842

NET ASSETS	$86,784,036	$1,453,896,472	$39,234,866	$112,136,050	$1,429,938,205	$391,920,442	$183,409,631	$1,031,270,018	$1,052,953,992	$1,527,023,902

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$73,386,333	$1,602,832,125	$28,463,010	$90,331,106	$1,819,218,328	$1,529,222,271	$399,726,742	$2,062,588,356	$842,144,626	$1,700,446,711
Undistributed (distribution in excess of) net investment income	(25,422)	(540,978)	(2,735)	(368)	477,908	(111,187)	75,427	(582,696)	(71,183)	(1,299,553)
Accumulated net realized gain (loss) on investments	(301,731)	(140,620,013)	(23,972)	737,321	(394,466,515)	(899,744,839)	(132,085,238)	(552,237,299)	20,138,676	(154,607,892)
Net unrealized appreciation (depreciation) on:
Investments	13,724,856	(7,774,662)	10,798,563	21,067,991	4,708,484	(237,445,803)	(84,307,300)	(478,498,343)	190,741,873	(17,515,364)

NET ASSETS	$86,784,036	$1,453,896,472	$39,234,866	$112,136,050	$1,429,938,205	$391,920,442	$183,409,631	$1,031,270,018	$1,052,953,992	$1,527,023,902

NET ASSET VALUE PER SHARE
Net asset value per share	$108.48	$186.40	$87.19	$112.14	$34.13	$30.86	$28.22	$47.85	$107.99	$96.04

Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	7,800,000	450,000	1,000,000	41,900,016	12,700,230	6,500,000	21,550,000	9,750,135	15,900,113

COST OF INVESTMENTS:
Unaffiliated issuers	$72,938,708	$1,426,690,759	$28,405,482	$90,911,069	$1,423,663,185	$628,625,474	$267,543,321	$1,478,483,130	$830,721,169	$1,542,098,046
Affiliated issuers	12,908,070	377,289,642	9,573,441	21,294,655	170,521,955	85,245,364	34,678,422	160,713,526	190,682,914	124,045,759

Total cost of investments	$85,846,778	$1,803,980,401	$37,978,923	$112,205,724	$1,594,185,140	$713,870,838	$302,221,743	$1,639,196,656	$1,021,404,083	$1,666,143,805

* Includes investments in securities on loan, at value	$14,446,204	$333,966,168	$9,329,929	$21,340,517	$166,830,299	$80,031,863	$33,310,446	$129,101,907	$154,743,419	$121,846,378

See accompanying notes to financial statements.

308

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

309

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2014 (Unaudited)

					SPDR S&P
					1500		SPDR Russell	SPDR Russell
	SPDR S&P Semiconductor	SPDR S&P Software & Services	SPDR S&P Telecom	SPDR S&P Transportation	Value	SPDR S&P 1500 Momentum	1000 Low Volatility	2000 Low Volatility	SPDR Wells Fargo Preferred
	ETF	ETF	ETF	ETF	Tilt ETF	Tilt ETF	ETF	ETF	Stock ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$187,430,752	$28,212,137	$34,537,653	$590,342,644	$8,358,840	$17,363,112	$14,807,042	$15,417,484	$259,008,290
Investments in securities of affiliated issuers, at value* (Note 3)	13,079,925	6,759,366	8,251,403	83,669,760	1,994,239	3,846,289	3,488,572	3,836,724	48,537,082

Total Investments	200,510,677	34,971,503	42,789,056	674,012,404	10,353,079	21,209,401	18,295,614	19,254,208	307,545,372
Receivable for investments sold	4,543,534	—	—	—	3	—	876,675	351,529	9,445,348
Receivable for fund shares sold	—	—	—	718	—	—	—	—	—
Receivable for foreign taxes recoverable	—	—	—	—	7	—	—	—	—
Dividends receivable — unaffiliated issuers	17,384	10,199	32,518	411,454	11,214	21,578	29,818	40,234	885,555
Dividends receivable — affiliated issuers	27	8	8	48	42	73	16	6	228

TOTAL ASSETS	205,071,622	34,981,710	42,821,582	674,424,624	10,364,345	21,231,052	19,202,123	19,645,977	317,876,503

LIABILITIES
Payable upon return of securities loaned	12,977,200	6,741,664	8,197,474	83,353,136	1,947,659	3,803,346	3,419,897	3,782,222	38,137,773
Payable for investments purchased	4,678,964	—	—	—	—	—	910,438	379,521	9,709,901
Due to custodian	—	—	—	—	1,613	1,607	881	635	—
Payable for fund shares repurchased	81	—	—	—	—	—	—	—	—
Accrued advisory fee (Note 3)	52,778	8,335	10,456	156,186	2,557	5,200	2,613	3,269	103,547
Accrued trustees’ fees and expenses (Note 3)	98	16	16	192	5	9	7	9	152

TOTAL LIABILITIES	17,709,121	6,750,015	8,207,946	83,509,514	1,951,834	3,810,162	4,333,836	4,165,656	47,951,373

NET ASSETS	$187,362,501	$28,231,695	$34,613,636	$590,915,110	$8,412,511	$17,420,890	$14,868,287	$15,480,321	$269,925,130

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$226,178,665	$24,592,737	$37,117,587	$505,261,000	$6,000,000	$16,176,270	$13,171,652	$13,966,840	$285,984,905
Undistributed (distribution in excess of) net investment income	(58,641)	5,686	(21,398)	(82,516)	(674)	4,844	(17,082)	(7,243)	(851,930)
Accumulated net realized gain (loss) on investments	(38,583,077)	(155,799)	(2,376,900)	1,291,570	79,805	(323,043)	152,157	35,054	(12,447,787)
Net unrealized appreciation (depreciation) on:
Investments	(174,446)	3,789,071	(105,653)	84,445,056	2,333,380	1,562,819	1,561,560	1,485,670	(2,760,058)

NET ASSETS	$187,362,501	$28,231,695	$34,613,636	$590,915,110	$8,412,511	$17,420,890	$14,868,287	$15,480,321	$269,925,130

NET ASSET VALUE PER SHARE
Net asset value per share	$79.73	$94.11	$57.69	$108.42	$84.13	$87.10	$74.34	$77.40	$43.54

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,350,000	300,000	600,000	5,450,000	100,000	200,000	200,000	200,000	6,200,000

COST OF INVESTMENTS:
Unaffiliated issuers	$187,605,198	$24,423,066	$34,643,306	$505,897,588	$6,029,500	$15,802,796	$13,245,482	$13,931,814	$261,592,382
Affiliated issuers	13,079,925	6,759,366	8,251,403	83,669,760	1,990,199	3,843,786	3,488,572	3,836,724	48,713,048

Total cost of investments	$200,685,123	$31,182,432	$42,894,709	$589,567,348	$8,019,699	$19,646,582	$16,734,054	$17,768,538	$310,305,430

* Includes investments in securities on loan, at value	$12,581,392	$6,670,781	$8,323,669	$81,062,415	$1,981,458	$3,970,465	$3,556,814	$3,633,132	$37,239,688

310

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

311

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

					SPDR S&P	SPDR Russell		SPDR S&P	SPDR S&P
	SPDR Russell	SPDR Russell	SPDR Russell	SPDR S&P 500 Growth	500	Small Cap Completeness	SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600	SPDR S&P 600 Small Cap Growth
	3000 ETF	1000 ETF	2000 ETF	ETF	Value ETF	ETF	ETF	Value ETF	Small Cap ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$3,152,916	$512,808	$463,775	$3,948,106	$2,704,629	$581,261	$1,117,729	$1,080,683	$2,580,146	$2,271,343
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	2,860	664	85	3,473	5,220	159	169	114	359	471
Affiliated securities lending — net (Note 3 and Note 8)	51,392	6,704	60,722	9,588	16,588	52,834	62,300	24,726	129,673	143,771
Foreign taxes withheld	(873)	(149)	(200)	(609)	(259)	(747)	—	—	(498)	(647)

TOTAL INVESTMENT INCOME (LOSS)	3,206,295	520,027	524,382	3,960,558	2,726,178	633,507	1,180,198	1,105,523	2,709,680	2,414,938

EXPENSES
Advisory fee (Note 3)	165,965	25,503	36,272	448,140	220,422	39,038	226,102	133,732	358,378	490,661
Trustees’ fees and expenses (Note 3)	4,597	469	510	4,053	2,041	730	1,711	1,096	3,736	3,768
Miscellaneous expenses	5,874	2,178	—	15,501	1,945	1,926	—	1,913	—	—

TOTAL EXPENSES	176,436	28,150	36,782	467,694	224,408	41,694	227,813	136,741	362,114	494,429

NET INVESTMENT INCOME	3,029,859	491,877	487,600	3,492,864	2,501,770	591,813	952,385	968,782	2,347,566	1,920,509

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	154,265,509	53,792	602,867	22,976,890	10,879,678	1,333,102	(3,052,661)	9,318,234	33,591,646	122,028
Investments in securities of affiliated issuers	216,721	684	—	102,559	—	—	—	—	—	—
Foreign currency transactions	5	—	20	—	—	8	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(139,718,491)	2,329,870	1,704,078	4,236,148	(2,439,466)	(866,843)	6,404,795	(9,381,348)	(30,079,837)	5,372,282
Foreign currency transactions	—	—	(4)	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	14,763,744	2,384,346	2,306,961	27,315,597	8,440,212	466,267	3,352,134	(63,114)	3,511,809	5,494,310

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,793,603	$2,876,223	$2,794,561	$30,808,461	$10,941,982	$1,058,080	$4,304,519	$905,668	$5,859,375	$7,414,819

See accompanying notes to financial statements.

312

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

313

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2014 (Unaudited)

	SPDR S&P								SPDR Morgan
	600				SPDR S&P Capital		SPDR S&P Mortgage	SPDR S&P Regional	Stanley
	Small Cap		SPDR Dow Jones	SPDR S&P	Markets	SPDR S&P Insurance	Finance	Banking	Technology	SPDR S&P Dividend
	Value ETF	SPDR Global Dow ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$2,728,277	$1,394,737	$56,473,549	$25,926,789	$1,769,092	$3,985,311	$64,064	$23,558,185	$1,532,637	$173,735,261
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	538	61	1,980	3,812	41,132	204	9	2,498	184	8,038,742
Affiliated securities lending — net (Note 3 and Note 8)	105,828	19,757	141,639	216,653	54,929	5,588	7,205	320,240	7,998	629,652
Foreign taxes withheld	(414)	(65,073)	—	—	—	—	—	(26,214)	(287)	—

TOTAL INVESTMENT INCOME (LOSS)	2,834,229	1,349,482	56,617,168	26,147,254	1,865,153	3,991,103	71,278	23,854,709	1,540,532	182,403,655

EXPENSES
Advisory fee (Note 3)	384,426	284,276	3,515,924	4,535,390	337,426	556,652	10,337	3,933,632	572,128	23,204,883
Trustees’ fees and expenses (Note 3)	2,927	1,112	26,108	24,085	1,902	2,777	62	22,078	2,195	123,284
Miscellaneous expenses	—	528	—	—	—	—	—	—	—	—

TOTAL EXPENSES	387,353	285,916	3,542,032	4,559,475	339,328	559,429	10,399	3,955,710	574,323	23,328,167

NET INVESTMENT INCOME	2,446,876	1,063,566	53,075,136	21,587,779	1,525,825	3,431,674	60,879	19,898,999	966,209	159,075,488

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	23,752,558	2,845,755	19,220,376	61,560,574	2,658,449	11,543,510	823,321	16,943,576	6,357,540	163,823,379
Investments in securities of affiliated issuers	—	—	—	—	75,761	—	—	—	—	1,315,319
Foreign currency transactions	—	(40,656)	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(17,393,995)	(7,591,077)	238,821,071	(45,644,885)	2,309,923	2,468,083	(909,574)	(29,685,894)	6,224,980	556,195,738
Foreign currency transactions	—	(11,525)	—	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	6,358,563	(4,797,503)	258,041,447	15,915,689	5,044,133	14,011,593	(86,253)	(12,742,318)	12,582,520	721,334,436

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,805,439	$(3,733,937)	$311,116,583	$37,503,468	$6,569,958	$17,443,267	$(25,374)	$7,156,681	$13,548,729	$880,409,924

See accompanying notes to financial statements.

314

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

315

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2014 (Unaudited)

			SPDR S&P Health	SPDR S&P Health
	SPDR S&P Aerospace & Defense	SPDR S&P Biotech	Care Equipment	Care Services	SPDR S&P Homebuilders	SPDR S&P Metals & Mining	SPDR S&P Oil & Gas Equipment & Services	SPDR S&P Oil & Gas Exploration & Production	SPDR S&P Pharmaceuticals	SPDR S&P Retail
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$289,174	$559,939	$91,433	$293,782	$7,169,004	$2,944,629	$2,001,524	$7,414,333	$4,040,251	$4,024,160
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	41	783	23	92	766	365	222	742	1,543	430
Affiliated securities lending — net (Note 3 and Note 8)	13,420	7,763,518	31,302	21,494	915,124	2,177,156	236,039	1,538,400	1,782,290	411,007
Foreign taxes withheld	—	—	—	—	(370)	—	(19,261)	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	302,635	8,324,240	122,758	315,368	8,084,524	5,122,150	2,218,524	8,953,475	5,824,084	4,435,597

EXPENSES
Advisory fee (Note 3)	110,642	2,161,988	61,413	186,253	2,785,333	835,621	470,398	2,082,901	1,734,480	1,419,168
Trustees’ fees and expenses (Note 3)	560	10,955	316	941	15,717	4,883	2,961	12,021	9,187	5,709
Miscellaneous expenses	—	—	—	—	—	1,350	—	—	—	—

TOTAL EXPENSES	111,202	2,172,943	61,729	187,194	2,801,050	841,854	473,359	2,094,922	1,743,667	1,424,877

NET INVESTMENT INCOME	191,433	6,151,297	61,029	128,174	5,283,474	4,280,296	1,745,165	6,858,553	4,080,417	3,010,720

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,962,810	200,039,029	1,622	7,852,568	34,885,218	(106,626,613)	(17,665,512)	(184,891,543)	85,560,291	60,540,508
Investments in securities of affiliated issuers	—	109,959	—	—	—	—	—	(2,260,566)	(19,617,675)	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,931,193	55,963,984	4,454,803	4,743,955	14,957,028	(41,136,584)	(126,249,542)	(469,823,752)	21,354,438	63,470,716

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,894,003	256,112,972	4,456,425	12,596,523	49,842,246	(147,763,197)	(143,915,054)	(656,975,861)	87,297,054	124,011,224

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,085,436	$262,264,269	$4,517,454	$12,724,697	$55,125,720	$(143,482,901)	$(142,169,889)	$(650,117,308)	$91,377,471	$127,021,944

See accompanying notes to financial statements.

316

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

317

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2014 (Unaudited)

					SPDR S&P
					1500		SPDR Russell	SPDR Russell
	SPDR S&P Semiconductor	SPDR S&P Software & Services	SPDR S&P Telecom	SPDR S&P Transportation	Value	SPDR S&P 1500 Momentum	1000 Low Volatility	2000 Low Volatility	SPDR Wells Fargo Preferred
	ETF	ETF	ETF	ETF	Tilt ETF	Tilt ETF	ETF	ETF	Stock ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$706,765	$86,840	$186,823	$1,383,958	$95,773	$140,857	$149,357	$212,745	$7,643,211
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	76	20	27	112	85	103	27	19	151,397
Affiliated securities lending — net (Note 3 and Note 8)	25,995	35,120	12,216	68,633	1,710	2,885	2,033	3,669	86,069
Foreign taxes withheld	—	—	—	—	(11)	(23)	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	732,836	121,980	199,066	1,452,703	97,557	143,822	151,417	216,433	7,880,677

EXPENSES
Advisory fee (Note 3)	300,634	50,405	47,083	582,784	14,938	26,655	11,942	18,529	592,353
Trustees’ fees and expenses (Note 3)	1,683	288	242	2,632	82	132	107	142	2,491
Miscellaneous expenses	—	—	—	—	—	—	—	—	1,163

TOTAL EXPENSES	302,317	50,693	47,325	585,416	15,020	26,787	12,049	18,671	596,007

NET INVESTMENT INCOME	430,519	71,287	151,741	867,287	82,537	117,035	139,368	197,762	7,284,670

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	12,596,255	1,208,049	1,590,744	3,166,376	102,388	(323,869)	455,322	45,470	(144,864)
Investments in securities of affiliated issuers	—	—	—	—	—	873	—	—	(13,312)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,258,867)	460,471	(1,587,479)	55,192,111	206,981	1,028,476	327,809	747,677	1,393,354

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,337,388	1,668,520	3,265	58,358,487	309,369	705,480	783,131	793,147	1,235,178

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,767,907	$1,739,807	$155,006	$59,225,774	$391,906	$822,515	$922,499	$990,909	$8,519,848

See accompanying notes to financial statements.

318

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

319

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 3000 ETF		SPDR Russell 1000 ETF		SPDR Russell 2000 ETF		SPDR S&P 500 Growth ETF		SPDR S&P 500 Value ETF
	Six Months Ended		Six Months Ended		Six Months Ended	For the Period	Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	7/8/13*-	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,029,859	$10,324,308	$491,877	$851,256	$487,600	$579,337	$3,492,864	$4,958,157	$2,501,770	$3,954,962
Net realized gain (loss) on investments and foreign currency transactions	154,482,235	12,144,287	54,476	4,061,050	602,887	3,340,100	23,079,449	14,777,484	10,879,678	15,806,447
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(139,718,491)	99,869,016	2,329,870	4,927,510	1,704,074	1,412,088	4,236,148	54,306,683	(2,439,466)	13,403,087

Net increase in net assets resulting from operations	17,793,603	122,337,611	2,876,223	9,839,816	2,794,561	5,331,525	30,808,461	74,042,324	10,941,982	33,164,496

Net equalization credits and charges (Note 2)	(1,257,175)	(7,242)	9,797	(508)	7,603	36,421	158,458	204,616	59,851	(42,908)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,710,856)	(10,289,953)	(511,486)	(853,873)	(494,889)	(578,178)	(3,605,688)	(5,189,972)	(2,678,656)	(3,837,847)
Net realized gains	—	—	—	—	(357,230)	(30,635)	—	—	—	—

Total distributions to shareholders	(2,710,856)	(10,289,953)	(511,486)	(853,873)	(852,119)	(608,813)	(3,605,688)	(5,189,972)	(2,678,656)	(3,837,847)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,634,373	14,037,212	4,554,869	8,821,230	47,383,178	76,043,438	107,956,958	118,773,486	24,757,362	54,601,090
Cost of shares redeemed	(420,837,760)	(12,409,662)	—	(9,223,959)	(16,998,043)	(27,567,740)	(41,164,451)	(7,802,249)	—	(34,522,720)
Net income equalization (Note 2)	1,257,175	7,242	(9,797)	508	(7,603)	(36,421)	(158,458)	(204,616)	(59,851)	42,908

Net increase (decrease) in net assets from beneficial interest transactions	(411,946,212)	1,634,792	4,545,072	(402,221)	30,377,532	48,439,277	66,634,049	110,766,621	24,697,511	20,121,278

Net increase (decrease) in net assets during the period	(398,120,640)	113,675,208	6,919,606	8,583,214	32,327,577	53,198,410	93,995,280	179,823,589	33,020,688	49,405,019
Net assets at beginning of period	612,924,278	499,249,070	46,229,650	37,646,436	53,198,410	—	427,450,650	247,627,061	205,773,449	156,368,430

NET ASSETS END OF PERIOD (1)	$214,803,638	$612,924,278	$53,149,256	$46,229,650	$85,525,987	$53,198,410	$521,445,930	$427,450,650	$238,794,137	$205,773,449

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	100,000	50,000	100,000	700,000	1,150,000	1,150,000	1,400,000	250,000	600,000
Shares redeemed	(2,800,000)	(100,102)	—	(100,000)	(250,000)	(400,000)	(450,000)	(100,103)	—	(400,154)

Net increase (decrease)	(2,750,000)	(102)	50,000	—	450,000	750,000	700,000	1,299,897	250,000	199,846

(1) Including undistributed (distribution in excess of) net investment income	$324,670	$5,667	$(14,237)	$5,372	$(7,554)	$(265)	$(112,824)	$—	$(94,562)	$82,324

*	Commencement of operations.

See accompanying notes to financial statements.

320

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

321

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell Small Cap Completeness ETF		SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 600 Small Cap ETF		SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$591,813	$1,155,470	$952,385	$1,171,612	$968,782	$1,256,338	$2,347,566	$4,562,001	$1,920,509	$2,404,677
Net realized gain (loss) on investments and foreign currency transactions	1,333,110	21,066,654	(3,052,661)	19,620,942	9,318,234	7,263,875	33,591,646	49,746,334	122,028	32,014,365
Net change in unrealized appreciation (depreciation) on investments	(866,843)	(1,676,976)	6,404,795	7,616,716	(9,381,348)	8,387,280	(30,079,837)	32,203,679	5,372,282	30,789,748

Net increase in net assets resulting from operations	1,058,080	20,545,148	4,304,519	28,409,270	905,668	16,907,493	5,859,375	86,512,014	7,414,819	65,208,790

Net equalization credits and charges (Note 2)	6,432	(51,907)	10,051	23,712	(2,542)	42,585	(149,470)	3,051	4,386	90,579

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(576,683)	(1,078,221)	(939,131)	(1,185,705)	(988,516)	(1,222,069)	(2,204,009)	(4,416,693)	(1,889,678)	(2,231,814)
Net realized gains	(3,443,868)	(7,828,490)	(1,355,798)	—	(2,436,575)	(13,424)	(8,238,662)	(8,828,562)	(14,531,713)	(127,892)

Total distributions to shareholders	(4,020,551)	(8,906,711)	(2,294,929)	(1,185,705)	(3,425,091)	(1,235,493)	(10,442,671)	(13,245,255)	(16,421,391)	(2,359,706)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,313,272	7,783,221	11,626,301	105,372,931	12,930,933	63,513,473	20,864,675	113,264,007	8,984,310	118,809,485
Cost of shares redeemed	—	(36,352,974)	—	(48,350,005)	(20,663,664)	(15,310,328)	(92,643,216)	(76,576,177)	—	(8,096,783)
Net income equalization (Note 2)	(6,432)	51,907	(10,051)	(23,712)	2,542	(42,585)	149,470	(3,051)	(4,386)	(90,579)

Net increase (decrease) in net assets from beneficial interest transactions	4,306,840	(28,517,846)	11,616,250	56,999,214	(7,730,189)	48,160,560	(71,629,071)	36,684,779	8,979,924	110,622,123

Net increase (decrease) in net assets during the period	1,350,801	(16,931,316)	13,635,891	84,246,491	(10,252,154)	63,875,145	(76,361,837)	109,954,589	(22,262)	173,561,786
Net assets at beginning of period	78,076,852	95,008,168	175,249,705	91,003,214	112,156,998	48,281,853	426,876,917	316,922,328	399,561,738	225,999,952

NET ASSETS END OF PERIOD (1)	$79,427,653	$78,076,852	$188,885,596	$175,249,705	$101,904,844	$112,156,998	$350,515,080	$426,876,917	$399,539,476	$399,561,738

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	100,000	100,000	1,000,000	150,000	800,000	200,000	1,150,000	50,000	700,000
Shares redeemed	—	(450,000)	—	(450,000)	(250,000)	(200,000)	(900,000)	(750,000)	—	(50,100)

Net increase (decrease)	50,000	(350,000)	100,000	550,000	(100,000)	600,000	(700,000)	400,000	50,000	649,900

(1) Including undistributed (distribution in excess of) net investment income	$(11,460)	$(26,590)	$13,254	$—	$(19,734)	$—	$143,557	$—	$30,831	$—

See accompanying notes to financial statements.

322

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

323

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 600 Small Cap Value ETF		SPDR Global Dow ETF		SPDR Dow Jones REIT ETF		SPDR S&P Bank ETF		SPDR S&P Capital Markets ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,446,876	$3,488,619	$1,063,566	$2,715,146	$53,075,136	$60,499,762	$21,587,779	$37,955,038	$1,525,825	$2,814,122
Net realized gain (loss) on investments and foreign currency transactions	23,752,558	24,545,543	2,805,099	464,778	19,220,376	51,990,109	61,560,574	259,374,340	2,734,210	5,678,924
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(17,393,995)	22,663,951	(7,602,602)	19,989,111	238,821,071	177,645,254	(45,644,885)	101,027,176	2,309,923	8,118,401

Net increase (decrease) in net assets resulting from operations	8,805,439	50,698,113	(3,733,937)	23,169,035	311,116,583	290,135,125	37,503,468	398,356,554	6,569,958	16,611,447

Net equalization credits and charges (Note 2)	47,636	93,408	(36,048)	28,963	618,122	413,715	316,071	(225,020)	(14,289)	59,155

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,569,288)	(3,378,293)	(1,073,741)	(2,772,398)	(53,828,207)	(75,037,487)	(23,950,277)	(35,668,872)	(1,504,913)	(2,606,830)
Net realized gains	(18,873,043)	(1,390,826)	—	—	—	—	—	—	—	—

Total distributions to shareholders	(21,442,331)	(4,769,119)	(1,073,741)	(2,772,398)	(53,828,207)	(75,037,487)	(23,950,277)	(35,668,872)	(1,504,913)	(2,606,830)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	32,729,217	102,502,936	—	6,865,130	294,836,377	375,865,359	501,414,333	799,955,121	2,377,747	152,111,302
Cost of shares redeemed	(10,486,032)	(10,351,881)	(6,807,414)	(7,388)	(86,508,811)	(192,353,113)	(356,525,703)	(959,354,369)	(9,494,695)	(34,710,356)
Net income equalization (Note 2)	(47,636)	(93,408)	36,048	(28,963)	(618,122)	(413,715)	(316,071)	225,020	14,289	(59,155)

Net increase (decrease) in net assets from beneficial interest transactions	22,195,549	92,057,647	(6,771,366)	6,828,779	207,709,444	183,098,531	144,572,559	(159,174,228)	(7,102,659)	117,341,791

Net increase (decrease) in net assets during the period	9,606,293	138,080,049	(11,615,092)	27,254,379	465,615,942	398,609,884	158,441,821	203,288,434	(2,051,903)	131,405,563
Net assets at beginning of period	308,732,114	170,652,065	115,474,364	88,219,985	2,579,540,237	2,180,930,353	2,492,583,571	2,289,295,137	199,312,341	67,906,778

NET ASSETS END OF PERIOD (1)	$318,338,407	$308,732,114	$103,859,272	$115,474,364	$3,045,156,179	$2,579,540,237	$2,651,025,392	$2,492,583,571	$197,260,438	$199,312,341

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	1,000,000	—	100,000	3,450,000	4,900,000	15,350,000	25,000,000	50,000	3,100,000
Shares redeemed	(100,000)	(100,289)	(100,000)	(119)	(1,000,000)	(2,550,275)	(10,900,000)	(30,250,000)	(200,000)	(750,000)

Net increase (decrease)	200,000	899,711	(100,000)	99,881	2,450,000	2,349,725	4,450,000	(5,250,000)	(150,000)	2,350,000

(1) Including undistributed (distribution in excess of) net investment income	$(122,412)	$—	$43,309	$53,484	$(753,071)	$—	$(714,501)	$1,647,997	$52,638	$31,726

See accompanying notes to financial statements.

324

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

325

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Insurance ETF		SPDR S&P Mortgage Finance ETF		SPDR S&P Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,431,674	$5,553,600	$60,879	$158,053	$19,898,999	$38,450,849	$966,209	$2,252,693	$159,075,488	$294,000,410
Net realized gain (loss) on investments	11,543,510	49,429,328	823,321	205,216	16,943,576	439,309,805	6,357,540	3,295,473	165,138,698	1,022,259,279
Net change in unrealized appreciation (depreciation) on investments	2,468,083	5,019,711	(909,574)	690,585	(29,685,894)	(102,525,107)	6,224,980	47,086,008	556,195,738	965,614,376

Net increase (decrease) in net assets resulting from operations	17,443,267	60,002,639	(25,374)	1,053,854	7,156,681	375,235,547	13,548,729	52,634,174	880,409,924	2,281,874,065

Net equalization credits and charges (Note 2)	144,439	(57,611)	(2,296)	—	125,442	711,869	(2,484)	(18,648)	2,012,806	(2,786,550)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,809,947)	(5,196,398)	(66,307)	(148,702)	(20,992,861)	(37,752,479)	(971,828)	(2,266,710)	(165,426,921)	(286,139,730)
Net realized gains	—	—	—	—	—	—	—	—	(343,149,575)	(218,446,150)

Total distributions to shareholders	(3,809,947)	(5,196,398)	(66,307)	(148,702)	(20,992,861)	(37,752,479)	(971,828)	(2,266,710)	(508,576,496)	(504,585,880)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	238,725,851	648,460,268	—	—	2,520,916,261	4,755,535,540	—	16,930,946	1,150,904,704	947,471,704
Cost of shares redeemed	(188,327,278)	(749,418,466)	(2,662,134)	—	(2,853,017,202)	(4,286,820,138)	(4,656,855)	(21,031,269)	(231,171,300)	(1,854,780,184)
Net income equalization (Note 2)	(144,439)	57,611	2,296	—	(125,442)	(711,869)	2,484	18,648	(2,012,806)	2,786,550

Net increase (decrease) in net assets from beneficial interest transactions	50,254,134	(100,900,587)	(2,659,838)	—	(332,226,383)	468,003,533	(4,654,371)	(4,081,675)	917,720,598	(904,521,930)

Net increase (decrease) in net assets during the period	64,031,893	(46,151,957)	(2,753,815)	905,152	(345,937,121)	806,198,470	7,920,046	46,267,141	1,291,566,832	869,979,705
Net assets at beginning of period	272,622,258	318,774,215	8,396,723	7,491,571	2,576,688,479	1,770,490,009	224,295,838	178,028,697	12,806,768,221	11,936,788,516

NET ASSETS END OF PERIOD (1)	$336,654,151	$272,622,258	$5,642,908	$8,396,723	$2,230,751,358	$2,576,688,479	$232,215,884	$224,295,838	$14,098,335,053	$12,806,768,221

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,750,000	10,900,000	—	—	64,600,000	124,000,000	—	200,000	14,700,000	13,150,000
Shares redeemed	(2,950,000)	(12,550,000)	(50,000)	—	(73,700,000)	(112,400,000)	(50,000)	(250,102)	(2,950,000)	(25,650,000)

Net increase (decrease)	800,000	(1,650,000)	(50,000)	—	(9,100,000)	11,600,000	(50,000)	(50,102)	11,750,000	(12,500,000)

(1) Including undistributed (distribution in excess of) net investment income	$(157,894)	$220,379	$755	$6,183	$(143,663)	$950,199	$(5,619)	$—	$(6,351,433)	$—

See accompanying notes to financial statements.

326

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

327

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Aerospace & Defense ETF		SPDR S&P Biotech ETF		SPDR S&P Health Care Equipment ETF		SPDR S&P Health Care Services ETF		SPDR S&P Homebuilders ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$191,433	$646,283	$6,151,297	$9,171,571	$61,029	$105,109	$128,174	$185,692	$5,283,474	$8,627,741
Net realized gain (loss) on investments	1,962,810	62,736	200,148,988	433,501,547	1,622	831,461	7,852,568	968,503	34,885,218	335,920,885
Net change in unrealized appreciation (depreciation) on investments	3,931,193	6,020,822	55,963,984	(101,256,879)	4,454,803	4,403,830	4,743,955	12,365,289	14,957,028	(160,758,175)

Net increase in net assets resulting from operations	6,085,436	6,729,841	262,264,269	341,416,239	4,517,454	5,340,400	12,724,697	13,519,484	55,125,720	183,790,451

Net equalization credits and charges (Note 2)	23,188	26,702	164,969	550,916	3,102	(1,149)	(36,021)	(15,491)	(482,506)	(515,684)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(216,855)	(587,352)	(8,114,037)	(8,997,416)	(72,796)	(84,612)	(148,138)	(165,585)	(4,805,566)	(7,422,797)
Net realized gains	—	(331,872)	—	—	(591,489)	—	(1,059,850)	(158,174)	—	—

Total distributions to shareholders	(216,855)	(919,224)	(8,114,037)	(8,997,416)	(664,285)	(84,612)	(1,207,988)	(323,759)	(4,805,566)	(7,422,797)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	35,913,578	28,652,190	1,638,278,743	2,427,299,100	3,859,855	7,257,075	41,696,310	22,289,985	1,801,499,068	3,551,552,029
Cost of shares redeemed	(4,805,688)	—	(1,547,189,307)	(2,500,914,604)	—	—	(21,088,401)	—	(2,319,610,556)	(4,305,497,321)
Net income equalization (Note 2)	(23,188)	(26,702)	(164,969)	(550,916)	(3,102)	1,149	36,021	15,491	482,506	515,684

Net increase (decrease) in net assets from beneficial interest transactions	31,084,702	28,625,488	90,924,467	(74,166,420)	3,856,753	7,258,224	20,643,930	22,305,476	(517,628,982)	(753,429,608)

Net increase (decrease) in net assets during the period	36,976,471	34,462,807	345,239,668	258,803,319	7,713,024	12,512,863	32,124,618	35,485,710	(467,791,334)	(577,577,638)
Net assets at beginning of period	49,807,565	15,344,758	1,108,656,804	849,853,485	31,521,842	19,008,979	80,011,432	44,525,722	1,897,729,539	2,475,307,177

NET ASSETS END OF PERIOD (1)	$86,784,036	$49,807,565	$1,453,896,472	$1,108,656,804	$39,234,866	$31,521,842	$112,136,050	$80,011,432	$1,429,938,205	$1,897,729,539

SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	300,000	10,100,000	17,950,000	50,000	100,000	400,000	250,000	58,200,000	113,200,000
Shares redeemed	(50,000)	—	(9,500,000)	(18,850,000)	—	—	(200,000)	—	(74,250,000)	(139,300,000)

Net increase (decrease)	300,000	300,000	600,000	(900,000)	50,000	100,000	200,000	250,000	(16,050,000)	(26,100,000)

(1) Including undistributed (distribution in excess of) net investment income	$(25,422)	$—	$(540,978)	$1,421,762	$(2,735)	$9,032	$(368)	$19,596	$477,908	$—

See accompanying notes to financial statements.

328

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

329

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,280,296	$8,391,333	$1,745,165	$2,292,011	$6,858,553	$8,009,898	$4,080,417	$4,245,678	$3,010,720	$6,312,782
Net realized gain (loss) on investments	(106,626,613)	(62,151,001)	(17,665,512)	8,337,207	(187,152,109)	143,627,145	65,942,616	160,159,576	60,540,508	157,335,733
Net change in unrealized appreciation (depreciation) on investments	(41,136,584)	183,506,220	(126,249,542)	57,388,600	(469,823,752)	151,179,886	21,354,438	99,771,877	63,470,716	(40,569,889)

Net increase (decrease) in net assets resulting from operations	(143,482,901)	129,746,552	(142,169,889)	68,017,818	(650,117,308)	302,816,929	91,377,471	264,177,131	127,021,944	123,078,626

Net equalization credits and charges (Note 2)	(27,296)	(675,969)	(105,228)	(33,765)	575,730	910,847	21,173	281,008	1,192,687	108,594

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,335,552)	(7,355,709)	(1,669,738)	(2,295,178)	(7,441,249)	(7,640,452)	(4,151,583)	(4,308,537)	(4,369,550)	(6,702,760)
Net realized gains	—	—	—	—	—	—	(51,230,827)	(10,507,256)	—	—

Total distributions to shareholders	(5,335,552)	(7,355,709)	(1,669,738)	(2,295,178)	(7,441,249)	(7,640,452)	(55,382,410)	(14,815,793)	(4,369,550)	(6,702,760)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	670,236,500	1,299,005,134	100,166,108	116,855,681	6,766,370,545	10,973,820,399	201,194,871	476,908,506	4,961,664,490	9,536,214,715
Cost of shares redeemed	(623,988,502)	(1,537,845,087)	(122,803,913)	(93,019,889)	(6,533,950,252)	(10,671,535,685)	(139,214,348)	(243,851,149)	(4,186,223,487)	(10,198,855,288)
Net income equalization (Note 2)	27,296	675,969	105,228	33,765	(575,730)	(910,847)	(21,173)	(281,008)	(1,192,687)	(108,594)

Net increase (decrease) in net assets from beneficial interest transactions	46,275,294	(238,163,984)	(22,532,577)	23,869,557	231,844,563	301,373,867	61,959,350	232,776,349	774,248,316	(662,749,167)

Voluntary contribution from Adviser	—	—	—	—	—	—	843,438	—	—	—

Net increase (decrease) in net assets during the period	(102,570,455)	(116,449,110)	(166,477,432)	89,558,432	(425,138,264)	597,461,191	98,819,022	482,418,695	898,093,397	(546,264,707)
Net assets at beginning of period	494,490,897	610,940,007	349,887,063	260,328,631	1,456,408,282	858,947,091	954,134,970	471,716,275	628,930,505	1,175,195,212

NET ASSETS END OF PERIOD (1)	$391,920,442	$494,490,897	$183,409,631	$349,887,063	$1,031,270,018	$1,456,408,282	$1,052,953,992	$954,134,970	$1,527,023,902	$628,930,505

SHARES OF BENEFICIAL INTEREST:
Shares sold	18,000,000	32,950,000	2,850,000	2,600,000	105,600,000	158,150,000	1,900,000	5,400,000	55,900,000	114,050,000
Shares redeemed	(17,000,000)	(39,650,000)	(3,450,000)	(2,150,000)	(101,750,000)	(155,200,000)	(1,350,000)	(2,900,000)	(47,250,000)	(122,150,000)

Net increase (decrease)	1,000,000	(6,700,000)	(600,000)	450,000	3,850,000	2,950,000	550,000	2,500,000	8,650,000	(8,100,000)

(1) Including undistributed (distribution in excess of) net investment income	$(111,187)	$944,069	$75,427	$—	$(582,696)	$—	$(71,183)	$(17)	$(1,299,553)	$59,277

See accompanying notes to financial statements.

330

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

331

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Semiconductor ETF		SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR S&P 1500 Value Tilt ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$430,519	$549,629	$71,287	$126,831	$151,741	$130,632	$867,287	$438,383	$82,537	$145,413
Net realized gain (loss) on investments	12,596,255	30,711,693	1,208,049	2,768,268	1,590,744	107,588	3,166,376	3,808,810	102,388	299,788
Net change in unrealized appreciation (depreciation) on investments	(4,258,867)	4,858,837	460,471	1,278,147	(1,587,479)	1,557,886	55,192,111	24,641,864	206,981	1,216,661

Net increase in net assets resulting from operations	8,767,907	36,120,159	1,739,807	4,173,246	155,006	1,796,106	59,225,774	28,889,057	391,906	1,661,862

Net equalization credits and charges (Note 2)	9,496	51,463	(6,012)	10,541	20,482	34,413	64,259	30,464	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(489,160)	(594,130)	(65,601)	(106,302)	(173,139)	(152,425)	(949,803)	(477,711)	(83,774)	(145,393)
Net realized gains	—	—	(36,095)	(573,191)	—	—	(154,291)	—	(306,778)	(138,103)

Total distributions to shareholders	(489,160)	(594,130)	(101,696)	(679,493)	(173,139)	(152,425)	(1,104,094)	(477,711)	(390,552)	(283,496)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	237,646,918	545,974,897	—	26,234,384	25,640,646	19,269,642	312,467,191	163,678,000	—	—
Cost of shares redeemed	(223,911,298)	(466,848,173)	(4,436,586)	(13,278,070)	(16,612,397)	(2,614,424)	(4,539,103)	(13,635,100)	—	—
Net income equalization (Note 2)	(9,496)	(51,463)	6,012	(10,541)	(20,482)	(34,413)	(64,259)	(30,464)	—	—

Net increase (decrease) in net assets from beneficial interest transactions	13,726,124	79,075,261	(4,430,574)	12,945,773	9,007,767	16,620,805	307,863,829	150,012,436	—	—

Net increase (decrease) in net assets during the period	22,014,367	114,652,753	(2,798,475)	16,450,067	9,010,116	18,298,899	366,049,768	178,454,246	1,354	1,378,366
Net assets at beginning of period	165,348,134	50,695,381	31,030,170	14,580,103	25,603,520	7,304,621	224,865,342	46,411,096	8,411,157	7,032,791

NET ASSETS END OF PERIOD (1)	$187,362,501	$165,348,134	$28,231,695	$31,030,170	$34,613,636	$25,603,520	$590,915,110	$224,865,342	$8,412,511	$8,411,157

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,250,000	8,850,000	—	300,000	450,000	350,000	3,100,000	1,900,000	—	—
Shares redeemed	(3,100,000)	(7,600,000)	(50,000)	(150,000)	(300,000)	(50,000)	(50,000)	(200,000)	—	—

Net increase (decrease)	150,000	1,250,000	(50,000)	150,000	150,000	300,000	3,050,000	1,700,000	—	—

(1) Including undistributed (distribution in excess of) net investment income	$(58,641)	$—	$5,686	$—	$(21,398)	$—	$(82,516)	$—	$(674)	$563

See accompanying notes to financial statements.

332

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

333

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR Russell 1000 Low Volatility ETF		SPDR Russell 2000 Low Volatility ETF		SPDR Wells Fargo Preferred Stock ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$117,035	$159,881	$139,368	$244,188	$197,762	$271,723	$7,284,670	$15,578,727
Net realized gain (loss) on investments	(322,996)	2,882,626	455,322	503,857	45,470	2,065,397	(158,176)	(9,500,316)
Net change in unrealized appreciation (depreciation) on investments	1,028,476	(527,350)	327,809	1,115,400	747,677	544,047	1,393,354	5,421,645

Net increase in net assets resulting from operations	822,515	2,515,157	922,499	1,863,445	990,909	2,881,167	8,519,848	11,500,056

Net equalization credits and charges (Note 2)	(5,735)	(1,389)	16,081	—	—	29,933	55,701	(639,574)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(112,191)	(152,280)	(161,204)	(232,356)	(203,297)	(295,042)	(8,929,570)	(16,557,294)
Net realized gains	(55,344)	(58,194)	(734,842)	(109,117)	(77,435)	(110,233)	—	—

Total distributions to shareholders	(167,535)	(210,474)	(896,046)	(341,473)	(280,732)	(405,275)	(8,929,570)	(16,557,294)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,257,419	11,929,117	3,898,068	—	—	16,990,599	19,787,954	35,790,724
Cost of shares redeemed	—	(11,895,146)	—	—	—	(14,038,120)	(8,671,782)	(133,172,471)
Net income equalization (Note 2)	5,735	1,389	(16,081)	—	—	(29,933)	(55,701)	639,574

Net increase (decrease) in net assets from beneficial interest transactions	4,263,154	35,360	3,881,987	—	—	2,922,546	11,060,471	(96,742,173)

Net increase (decrease) in net assets during the period	4,912,399	2,338,654	3,924,521	1,521,972	710,177	5,428,371	10,706,450	(102,438,985)
Net assets at beginning of period	12,508,491	10,169,837	10,943,766	9,421,794	14,770,144	9,341,773	259,218,680	361,657,665

NET ASSETS END OF PERIOD (1)	$17,420,890	$12,508,491	$14,868,287	$10,943,766	$15,480,321	$14,770,144	$269,925,130	$259,218,680

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	150,000	50,000	—	—	250,000	450,000	850,000
Shares redeemed	—	(150,000)	—	—	—	(200,000)	(200,000)	(3,200,000)

Net increase (decrease)	50,000	—	50,000	—	—	50,000	250,000	(2,350,000)

(1) Including undistributed (distribution in excess of) net investment income	$4,844	$—	$(17,082)	$4,754	$(7,243)	$(1,708)	$(851,930)	$792,970

*	Commencement of operations.

See accompanying notes to financial statements.

334

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

335

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 3000 ETF									SPDR Russell 1000 ETF
	Six Months									Six Months
	Ended									Ended
	12/31/14		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	12/31/14		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		6/30/14		6/30/13		6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14		6/30/13	6/30/12	6/30/11		6/30/10

Net asset value, beginning of period	$147.69		$120.30		$101.45		$99.24	$76.77	$67.33	$92.46		$75.29		$63.75	$62.09	$48.17		$42.69

Income (loss) from investment operations:
Net investment income (loss) (1)	1.37		2.53		2.25		1.90	1.59	1.41	0.91		1.63		1.46	1.21	1.04		0.93
Net realized and unrealized gain (loss) (2)	6.90		27.38		18.83		1.89	22.46	9.36	4.18		17.17		11.56	1.62	13.92		5.38

Total from investment operations	8.27		29.91		21.08		3.79	24.05	10.77	5.09		18.80		13.02	2.83	14.96		6.31

Net equalization credits and charges (1)	(0.57)		(0.00	)(3)	(0.00	)(3)	0.21	(0.01)	(0.03)	0.02		(0.00	)(3)	(0.01)	0.00 (3)	(0.00	)(3)	(0.02)

Distributions to shareholders from:
Net investment income	(1.96)		(2.52)		(2.23)		(1.79)	(1.57)	(1.30)	(0.93)		(1.63)		(1.47)	(1.17)	(1.04)		(0.81)

Total distributions	(1.96)		(2.52)		(2.23)		(1.79)	(1.57)	(1.30)	(0.93)		(1.63)		(1.47)	(1.17)	(1.04)		(0.81)

Net asset value, end of period	$153.43		$147.69		$120.30		$101.45	$99.24	$76.77	$96.64		$92.46		$75.29	$63.75	$62.09		$48.17

Total return (4)	5.23%		25.02%		20.91%		4.16%	31.45%	15.87%	5.54%		25.14%		20.56%	4.69%	31.17%		14.67%
Net assets, end of period (in 000’s)	$214,804		$612,924		$499,249		$426,109	$193,526	$157,382	$53,149		$46,230		$37,646	$41,437	$37,253		$33,720
Ratio of expenses to average net assets	0.11	%(5)	0.10%		0.20%		0.20%	0.22%	0.20%	0.11	%(5)	0.11%		0.20%	0.20%	0.22%		0.20%
Ratio of net investment income (loss) to average net assets	1.83	%(5)	1.87%		2.03%		1.97%	1.73%	1.76%	1.93	%(5)	1.92%		2.11%	1.99%	1.80%		1.84%
Portfolio turnover rate (6)	1%		19%		1%		3%	2%	2%	1%		8%		6%	4%	5%		5%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

336

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

337

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 2000 ETF				SPDR S&P 500 Growth ETF
	Six Months		For the		Six Months
	Ended		Period		Ended
	12/31/14		7/8/13*-		12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$70.93		$60.00		$90.95		$72.83	$63.63	$60.18	$45.21	$39.70

Income (loss) from investment operations:
Net investment income (loss) (1)	0.56		0.95		0.73		1.28	1.25	1.01	0.67	0.39
Net realized and unrealized gain (loss) (2)	0.61		10.77		5.57		18.08	9.19	3.45	14.96	5.52

Total from investment operations	1.17		11.72		6.30		19.36	10.44	4.46	15.63	5.91

Net equalization credits and charges (1)	0.01		0.06		0.03		0.05	(0.01)	0.01	0.00 (3)	—

Distributions to shareholders from:
Net investment income	(0.54)		(0.83)		(0.72)		(1.29)	(1.23)	(1.02)	(0.66)	(0.37)
Net realized gains	(0.30)		(0.02)		—		—	—	—	—	—

Return of capital	—		—		—		—	—	—	—	(0.03)

Total distributions	(0.84)		(0.85)		(0.72)		(1.29)	(1.23)	(1.02)	(0.66)	(0.40)

Net asset value, end of period	$71.27		$70.93		$96.56		$90.95	$72.83	$63.63	$60.18	$45.21

Total return (4)	1.68%		19.69%		6.98%		26.78%	16.49%	7.54%	34.65%	14.83%
Net assets, end of period (in 000’s)	$85,526		$53,198		$521,446		$427,451	$247,627	$219,541	$192,586	$167,284
Ratio of expenses to average net assets	0.12	%(5)	0.12	%(5)	0.21	%(5)	0.20%	0.20%	0.20%	0.22%	0.20%
Ratio of net investment income (loss) to average net assets	1.61	%(5)	1.42	%(5)	1.56	%(5)	1.54%	1.83%	1.69%	1.22%	0.83%
Portfolio turnover rate (6)	3%		19%		23%		23%	26%	21%	46%	15%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

338

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

339

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Value ETF							SPDR Russell Small Cap Completeness ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$97.95		$82.26	$67.63	$67.32	$54.02	$48.38	$86.75		$76.01	$61.65	$64.26	$46.60	$36.78

Income (loss) from investment operations:
Net investment income (loss) (1)	1.13		2.04	1.85	1.52	1.51	1.51	0.65		1.14	1.18	0.80	0.76	0.69
Net realized and unrealized gain (loss) (2)	3.66		15.67	14.66	0.32	13.19	5.54	0.45		18.59	14.85	(2.60)	17.65	9.67

Total from investment operations	4.79		17.71	16.51	1.84	14.70	7.05	1.10		19.73	16.03	(1.80)	18.41	10.36

Net equalization credits and charges (1)	0.03		(0.02)	0.03	(0.06)	0.11	(0.03)	0.01		(0.05)	0.00 (3)	0.00 (3)	0.01	0.04

Distributions to shareholders from:
Net investment income	(1.19)		(2.00)	(1.91)	(1.47)	(1.51)	(1.38)	(0.62)		(1.13)	(1.19)	(0.81)	(0.76)	(0.58)
Net realized gains	—		—	—	—	—	—	(3.63)		(7.81)	(0.48)	—	—	—

Total distributions	(1.19)		(2.00)	(1.91)	(1.47)	(1.51)	(1.38)	(4.25)		(8.94)	(1.67)	(0.81)	(0.76)	(0.58)

Net asset value, end of period	$101.58		$97.95	$82.26	$67.63	$67.32	$54.02	$83.61		$86.75	$76.01	$61.65	$64.26	$46.60

Total return (4)	4.94%		21.67%	24.70%	2.81%	27.58%	14.39%	1.26%		26.70%	26.19%	(2.73)%	39.67%	28.26%
Net assets, end of period (in 000’s)	$238,794		$205,773	$156,368	$98,120	$171,718	$99,985	$79,428		$78,077	$95,008	$70,893	$80,329	$53,585
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.20%	0.20%	0.22%	0.20%	0.11	%(5)	0.11%	0.25%	0.25%	0.27%	0.26%
Ratio of net investment income (loss) to average net assets	2.27	%(5)	2.26%	2.45%	2.37%	2.36%	2.66%	1.52	%(5)	1.37%	1.71%	1.34%	1.31%	1.47%
Portfolio turnover rate (6)	24%		23%	30%	25%	41%	15%	4%		75%	29%	20%	23%	31%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

340

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

341

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF							SPDR S&P 400 Mid Cap Value ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$116.83		$95.79	$78.68	$82.38	$57.07	$45.20	$86.27		$68.97	$55.54	$57.18	$44.81	$35.29

Income (loss) from investment operations:
Net investment income (loss) (1)	0.61		0.89	0.94	0.50	0.36	0.30	0.77		1.31	1.23	0.97	1.05	1.17
Net realized and unrealized gain (loss) (2)	2.04		21.02	17.14	(3.62)	25.31	11.84	0.71		17.19	13.39	(1.60)	12.42	9.32

Total from investment operations	2.65		21.91	18.08	(3.12)	25.67	12.14	1.48		18.50	14.62	(0.63)	13.47	10.49

Net equalization credits and charges (1)	0.01		0.02	0.04	(0.01)	(0.01)	0.01	(0.00	)(3)	0.04	0.07	(0.03)	(0.03)	0.08

Distributions to shareholders from:
Net investment income	(0.59)		(0.89)	(1.01)	(0.57)	(0.35)	(0.28)	(0.80)		(1.23)	(1.26)	(0.98)	(1.07)	(0.85)
Net realized gains	(0.85)		—	—	—	—	—	(2.03)		(0.01)	—	—	—	—

Return of capital	—		—	—	—	—	—	—		—	—	—	—	(0.20)

Total distributions	(1.44)		(0.89)	(1.01)	(0.57)	(0.35)	(0.28)	(2.83)		(1.24)	(1.26)	(0.98)	(1.07)	(1.05)

Net asset value, end of period	$118.05		$116.83	$95.79	$78.68	$82.38	$57.07	$84.92		$86.27	$68.97	$55.54	$57.18	$44.81

Total return (4)	2.28%		22.94%	22.96%	(3.66)%	45.01%	26.86%	1.70%		27.04%	26.42%	(0.82)%	30.15%	29.92%
Net assets, end of period (in 000’s)	$188,886		$175,250	$91,003	$62,947	$74,140	$59,923	$101,905		$112,157	$48,282	$22,215	$22,871	$20,164
Ratio of expenses to average net assets	0.25	%(5)	0.25%	0.25%	0.25%	0.28%	0.26%	0.26	%(5)	0.25%	0.25%	0.25%	0.28%	0.26%
Ratio of net investment income (loss) to average net assets	1.05	%(5)	0.82%	1.07%	0.65%	0.50%	0.52%	1.81	%(5)	1.67%	1.94%	1.81%	2.00%	2.56%
Portfolio turnover rate (6)	39%		43%	43%	33%	88%	45%	37%		36%	33%	28%	82%	50%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

342

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

343

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF							SPDR S&P 600 Small Cap Growth ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11		6/30/10

Net asset value, beginning of period	$105.40		$86.83	$70.53	$70.54	$51.57	$41.18	$181.62		$145.80	$121.07	$120.92	$82.62		$67.19

Income (loss) from investment operations:
Net investment income (loss) (1)	0.68		1.11	1.19	0.95	0.70	0.67	0.87		1.24	1.57	0.97	0.61		0.26
Net realized and unrealized gain (loss) (2)	1.80		20.68	16.31	(0.20)	19.03	10.28	2.39		35.70	24.73	0.28	38.10		15.35

Total from investment operations	2.48		21.79	17.50	0.75	19.73	10.95	3.26		36.94	26.30	1.25	38.71		15.61

Net equalization credits and charges (1)	(0.04)		0.00 (3)	0.01	0.14	(0.01)	0.01	0.00	(3)	0.05	0.05	(0.02)	(0.00	)(3)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.68)		(1.09)	(1.21)	(0.90)	(0.71)	(0.57)	(0.85)		(1.10)	(1.62)	(1.08)	(0.57)		(0.18)
Net realized gains	(2.53)		(2.13)	—	—	(0.04)	—	(6.46)		(0.07)	—	—	—		—

Total distributions	(3.21)		(3.22)	(1.21)	(0.90)	(0.75)	(0.57)	(7.31)		(1.17)	(1.62)	(1.08)	(0.57)		(0.18)

Voluntary contribution from Adviser	—		—	—	—	—	—	—		—	—	—	0.16		—

Net asset value, end of period	$104.63		$105.40	$86.83	$70.53	$70.54	$51.57	$177.57		$181.62	$145.80	$121.07	$120.92		$82.62

Total return (5)	2.32%		25.23%	24.98%	1.35%	38.37%	26.57%	1.78%		25.40%	21.89%	1.07%	47.08	%(4)	23.22%
Net assets, end of period (in 000’s)	$350,515		$426,877	$316,922	$183,382	$77,593	$51,570	$399,539		$399,562	$226,000	$151,354	$187,432		$123,946
Ratio of expenses to average net assets	0.20	%(6)	0.20%	0.20%	0.20%	0.24%	0.26%	0.25	%(6)	0.25%	0.25%	0.25%	0.27%		0.25%
Ratio of net investment income (loss) to average net assets	1.31	%(6)	1.12%	1.52%	1.40%	1.11%	1.27%	0.98	%(6)	0.73%	1.19%	0.85%	0.58%		0.31%
Portfolio turnover rate (7)	8%		18%	11%	13%	82%	20%	40%		54%	45%	37%	102%		34%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/11, the total return would have been 46.88%.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

344

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

345

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF							SPDR Global Dow ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$110.22		$89.75	$71.24	$71.29	$55.88	$43.64	$72.15		$58.79	$51.21	$59.50	$48.39	$47.27

Income (loss) from investment operations:
Net investment income (loss) (1)	0.86		1.47	1.37	1.09	1.03	1.30	0.67		1.77	1.41	1.29	1.54	1.33
Net realized and unrealized gain (loss) (2)	2.15		20.92	18.57	0.01	15.55	11.96	(2.88)		13.34	7.67	(8.35)	10.91	1.21

Total from investment operations	3.01		22.39	19.94	1.10	16.58	13.26	(2.21)		15.11	9.08	(7.06)	12.45	2.54

Net equalization credits and charges (1)	0.02		0.04	(0.02)	(0.04)	(0.07)	0.06	(0.02)		0.02	(0.06)	(0.04)	0.07	0.01

Distributions to shareholders from:
Net investment income	(0.88)		(1.41)	(1.41)	(1.11)	(1.10)	(1.08)	(0.70)		(1.77)	(1.44)	(1.19)	(1.41)	(1.43)
Net realized gains	(6.29)		(0.55)	—	—	—	—	—		—	—	—	—	—

Total distributions	(7.17)		(1.96)	(1.41)	(1.11)	(1.10)	(1.08)	(0.70)		(1.77)	(1.44)	(1.19)	(1.41)	(1.43)

Net asset value, end of period	$106.08		$110.22	$89.75	$71.24	$71.29	$55.88	$69.22		$72.15	$58.79	$51.21	$59.50	$48.39

Total return (3)	2.73%		25.09%	28.17%	1.61%	29.68%	30.49%	(3.11)%		25.86%	17.68%	(11.90)%	25.99%	5.10%
Net assets, end of period (in 000’s)	$318,338		$308,732	$170,652	$121,201	$124,849	$142,564	$103,859		$115,474	$88,220	$92,203	$148,786	$79,871
Ratio of expenses to average net assets	0.25	%(4)	0.25%	0.25%	0.25%	0.27%	0.26%	0.50	%(4)	0.51%	0.50%	0.50%	0.52%	0.50%
Ratio of net investment income (loss) to average net assets	1.59	%(4)	1.43%	1.72%	1.60%	1.56%	2.29%	1.87	%(4)	2.63%	2.50%	2.44%	2.66%	2.45%
Portfolio turnover rate (5)	38%		41%	39%	34%	88%	35%	11%		10%	13%	11%	108%	6%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

346

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

347

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF							SPDR S&P Bank ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14		6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$82.99		$75.91	$72.90	$66.59	$51.05	$34.00	$33.41		$28.67		$22.05	$24.00	$22.90	$18.08

Income (loss) from investment operations:
Net investment income (loss) (1)	1.63		2.03	1.85	1.71	1.47	1.39	0.27		0.49		0.52	0.41	0.23	0.18
Net realized and unrealized gain (loss) (2)	7.80		7.56	3.44	6.67	15.98	17.37	0.16		4.71		6.62	(1.92)	1.08	4.80

Total from investment operations	9.43		9.59	5.29	8.38	17.45	18.76	0.43		5.20		7.14	(1.51)	1.31	4.98

Net equalization credits and charges (1)	0.02		0.01	0.01	0.03	0.02	0.01	0.00	(3)	(0.00	)(3)	0.02	(0.02)	(0.01)	—

Distributions to shareholders from:
Net investment income	(1.63)		(2.52)	(2.29)	(2.10)	(1.93)	(1.72)	(0.30)		(0.46)		(0.54)	(0.42)	(0.20)	(0.16)

Total distributions	(1.63)		(2.52)	(2.29)	(2.10)	(1.93)	(1.72)	(0.30)		(0.46)		(0.54)	(0.42)	(0.20)	(0.16)

Net asset value, end of period	$90.81		$82.99	$75.91	$72.90	$66.59	$51.05	$33.54		$33.41		$28.67	$22.05	$24.00	$22.90

Total return (4)	11.49%		13.02%	7.36%	13.05%	34.55%	55.42%	1.28%		18.21%		32.76%	(6.22)%	5.63%	27.55%
Net assets, end of period (in 000’s)	$3,045,156		$2,579,540	$2,180,930	$1,959,752	$1,557,086	$1,137,458	$2,651,025		$2,492,584		$2,289,295	$1,450,630	$1,684,658	$746,684
Ratio of expenses to average net assets	0.25	%(5)	0.25%	0.25%	0.25%	0.26%	0.25%	0.35	%(5)	0.35%		0.35%	0.35%	0.36%	0.35%
Ratio of net investment income (loss) to average net assets	3.77	%(5)	2.66%	2.45%	2.60%	2.40%	2.94%	1.67	%(5)	1.54%		2.08%	1.92%	0.92%	0.79%
Portfolio turnover rate (6)	4%		6%	7%	7%	10%	10%	11%		29%		28%	55%	16%	18%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

348

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

349

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF							SPDR S&P Insurance ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$49.21		$39.95	$31.02	$35.45	$31.10	$33.41	$64.15		$54.03	$40.74	$41.73	$35.26	$26.52

Income (loss) from investment operations:
Net investment income (loss) (1)	0.39		0.95	1.16	0.73	0.73	0.22	0.70		0.97	0.98	0.69	0.67	0.54
Net realized and unrealized gain (loss) (2)	1.37		9.13	9.04	(4.09)	4.36	(2.26)	2.50		10.09	13.31	(0.98)	6.49	8.67

Total from investment operations	1.76		10.08	10.20	(3.36)	5.09	(2.04)	3.20		11.06	14.29	(0.29)	7.16	9.21

Net equalization credits and charges (1)	(0.00	)(3)	0.02	0.09	(0.09)	(0.07)	(0.01)	0.03		(0.01)	0.06	(0.05)	0.03	(0.02)

Distributions to shareholders from:
Net investment income	(0.39)		(0.84)	(1.36)	(0.98)	(0.67)	(0.24)	(0.72)		(0.93)	(1.06)	(0.65)	(0.72)	(0.45)
Return of capital	—		—	—	—	—	(0.02)	—		—	—	—	—	—

Total distributions	(0.39)		(0.84)	(1.36)	(0.98)	(0.67)	(0.26)	(0.72)		(0.93)	(1.06)	(0.65)	(0.72)	(0.45)

Net asset value, end of period	$50.58		$49.21	$39.95	$31.02	$35.45	$31.10	$66.66		$64.15	$54.03	$40.74	$41.73	$35.26

Total return (4)	3.58%		25.39%	33.67%	(9.53)%	16.04%	(6.28)%	5.07%		20.52%	35.60%	(0.65)%	20.35%	34.65%
Net assets, end of period (in 000’s)	$197,260		$199,312	$67,907	$23,263	$69,127	$51,307	$336,654		$272,622	$318,774	$93,698	$214,897	$163,972
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.36%	0.38%	0.35%	0.35	%(5)	0.35%	0.35%	0.35%	0.37%	0.35%
Ratio of net investment income (loss) to average net assets	1.58	%(5)	2.03%	3.11%	2.40%	2.00%	0.60%	2.16	%(5)	1.62%	2.04%	1.82%	1.62%	1.49%
Portfolio turnover rate (6)	15%		33%	56%	64%	14%	9%	8%		16%	30%	62%	9%	14%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

350

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

351

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Mortgage Finance ETF							SPDR S&P Regional Banking ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$55.98		$49.94	$38.67	$38.38	$39.15	$36.18	$40.32		$33.85	$27.34	$25.45	$23.05	$18.31

Income (loss) from investment operations:
Net investment income (loss) (1)	0.57		1.05	1.10	0.76	0.80	0.78	0.35		0.61	0.60	0.45	0.37	0.40
Net realized and unrealized gain (loss) (2)	0.56		5.98	11.20	0.27	(0.40)	3.18	0.41		6.45	6.49	1.90	2.42	4.66

Total from investment operations	1.13		7.03	12.30	1.03	0.40	3.96	0.76		7.06	7.09	2.35	2.79	5.06

Net equalization credits and charges (1)	(0.02)		—	0.07	—	(0.01)	(0.06)	0.00	(3)	0.01	0.01	0.02	(0.02)	0.01

Distributions to shareholders from:
Net investment income	(0.66)		(0.99)	(1.10)	(0.74)	(0.92)	(0.73)	(0.37)		(0.60)	(0.59)	(0.48)	(0.37)	(0.33)
Net realized gains	—		—	—	—	(0.24)	(0.20)	—		—	—	—	—	—

Total distributions	(0.66)		(0.99)	(1.10)	(0.74)	(1.16)	(0.93)	(0.37)		(0.60)	(0.59)	(0.48)	(0.37)	(0.33)

Net asset value, end of period	$56.43		$55.98	$49.94	$38.67	$38.38	$39.15	$40.71		$40.32	$33.85	$27.34	$25.45	$23.05

Total return (4)	2.02%		14.13%	32.29%	2.96%	0.77%	10.67%	1.88%		20.94%	26.20%	9.59%	12.00%	27.70%
Net assets, end of period (in 000’s)	$5,643		$8,397	$7,492	$3,867	$3,838	$3,915	$2,230,751		$2,576,688	$1,770,490	$1,167,653	$558,689	$703,213
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.35%	0.36%	0.35%	0.35	%(5)	0.35%	0.35%	0.35%	0.36%	0.35%
Ratio of net investment income (loss) to average net assets	2.06	%(5)	1.97%	2.44%	2.22%	1.95%	1.84%	1.77	%(5)	1.59%	2.04%	1.77%	1.50%	1.72%
Portfolio turnover rate (6)	11%		30%	40%	91%	35%	27%	12%		28%	29%	44%	13%	23%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

352

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

353

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Morgan Stanley Technology ETF							SPDR S&P Dividend ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$95.44		$74.18	$64.09	$65.43	$51.32	$44.96	$76.57		$66.41	$55.66	$54.06	$45.13	$37.96

Income (loss) from investment operations:
Net investment income (loss) (1)	0.41		0.95	0.75	0.50	0.36	0.23	0.93		1.69	1.79	1.80	1.73	1.71
Net realized and unrealized gain (loss) (2)	5.53		21.28	10.10	(1.30)	14.15	6.39	4.16		11.42	10.78	1.53	8.80	6.97

Total from investment operations	5.94		22.23	10.85	(0.80)	14.51	6.62	5.09		13.11	12.57	3.33	10.53	8.68

Net equalization credits and charges (1)	(0.00	)(3)	(0.01)	(0.01)	(0.01)	(0.01)	(0.03)	0.01		(0.02)	0.01	0.06	0.14	0.15

Distributions to shareholders from:
Net investment income	(0.42)		(0.96)	(0.75)	(0.53)	(0.39)	(0.23)	(0.96)		(1.70)	(1.83)	(1.79)	(1.74)	(1.57)
Net realized gains	—		—	—	—	—	—	(1.95)		(1.23)	—	—	—	—

Return of capital	—		—	—	—	—	—	—		—	—	—	—	(0.09)

Total distributions	(0.42)		(0.96)	(0.75)	(0.53)	(0.39)	(0.23)	(2.91)		(2.93)	(1.83)	(1.79)	(1.74)	(1.66)

Net asset value, end of period	$100.96		$95.44	$74.18	$64.09	$65.43	$51.32	$78.76		$76.57	$66.41	$55.66	$54.06	$45.13

Total return (4)	6.23%		30.05%	16.93%	(1.21)%	28.27%	14.62%	6.66%		20.00%	22.87%	6.46%	23.82%	23.25%
Net assets, end of period (in 000’s)	$232,216		$224,296	$178,029	$166,653	$206,119	$182,188	$14,098,335		$12,806,768	$11,936,789	$9,123,307	$5,982,242	$1,949,711
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.50%	0.53%	0.50%	0.35	%(5)	0.35%	0.35%	0.35%	0.36%	0.35%
Ratio of net investment income (loss) to average net assets	0.84	%(5)	1.09%	1.08%	0.79%	0.57%	0.42%	2.40	%(5)	2.35%	2.92%	3.34%	3.31%	3.70%
Portfolio turnover rate (6)	12%		24%	27%	21%	10%	17%	28%		33%	44%	94%	52%	44%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

354

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

355

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF						SPDR S&P Biotech ETF
	Six Months				For the		Six Months
	Ended				Period		Ended
	12/31/14		Year Ended	Year Ended	9/28/11*-		12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$99.62		$76.72	$58.92	$50.00		$153.98		$104.92	$88.48	$73.03	$51.82	$50.71

Income (loss) from investment operations:
Net investment income (loss) (1)	0.31		1.75	1.14	0.52		0.81		1.12	0.29	(0.11)	(0.20)	(0.12)
Net realized and unrealized gain (loss) (2)	8.83		23.54	18.08	8.90		32.64		48.94	16.45	15.48	21.42	1.23

Total from investment operations	9.14		25.29	19.22	9.42		33.45		50.06	16.74	15.37	21.22	1.11

Net equalization credits and charges (1)	0.04		0.07	0.01	(0.00	)(3)	0.02		0.07	(0.01)	0.08	(0.01)	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.32)		(1.57)	(1.09)	(0.50)		(1.05)		(1.07)	(0.29)	—	—	—
Net realized gains	—		(0.89)	(0.34)	—		—		—	—	—	—	—

Total distributions	(0.32)		(2.46)	(1.43)	(0.50)		(1.05)		(1.07)	(0.29)	—	—	—

Net asset value, end of period	$108.48		$99.62	$76.72	$58.92		$186.40		$153.98	$104.92	$88.48	$73.03	$51.82

Total return (4)	9.23%		33.22%	33.01%	18.86%		21.80%		48.59%	18.35%	21.15%	40.92%	2.20%
Net assets, end of period (in 000’s)	$86,784		$49,808	$15,345	$14,731		$1,453,896		$1,108,657	$849,853	$641,452	$642,639	$450,860
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.35	%(5)	0.35	%(5)	0.35%	0.35%	0.35%	0.37%	0.35%
Ratio of net investment income (loss) to average net assets	0.61	%(5)	1.81%	1.75%	1.18	%(5)	1.00	%(5)	0.84%	0.31%	(0.15)%	(0.31)%	(0.23)%
Portfolio turnover rate (6)	19%		33%	34%	23%		36%		86%	61%	61%	74%	80%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

356

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

357

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF										SPDR S&P Health Care Services ETF						SPDR S&P Homebuilders ETF
	Six Months								For the		Six Months				For the		Six Months
	Ended								Period		Ended				Period		Ended
	12/31/14		Year Ended		Year Ended		Year Ended		1/26/11*-		12/31/14		Year Ended	Year Ended	9/28/11*-		12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14		6/30/13		6/30/12		6/30/11		(Unaudited)		6/30/14	6/30/13	6/30/12		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$78.80		$63.36		$57.30		$55.10		$50.37		$100.01		$80.96	$62.01	$50.00		$32.75		$29.45	$21.36	$18.05	$14.32	$11.77

Income (loss) from investment operations:
Net investment income (loss) (1)	0.14		0.29		0.23		0.10		0.03		0.13		0.27	0.54	0.19		0.10		0.14	0.16	0.24	0.13	0.13
Net realized and unrealized gain (loss) (2)	9.71		15.37		6.93		2.35		4.72		13.24		19.26	21.02	11.99		1.39		3.30	8.08	3.29	3.93	2.55

Total from investment operations	9.85		15.66		7.16		2.45		4.75		13.37		19.53	21.56	12.18		1.49		3.44	8.24	3.53	4.06	2.68

Net equalization credits and charges (1)	0.01		(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	0.00	(3)	(0.04)		(0.02)	0.05	0.00	(3)	(0.01)		(0.01)	0.01	0.01	0.01	(0.01)

Distributions to shareholders from:
Net investment income	(0.16)		(0.22)		(0.22)		(0.09)		(0.02)		(0.14)		(0.23)	(0.63)	(0.17)		(0.10)		(0.13)	(0.16)	(0.23)	(0.34)	(0.12)
Net realized gains	(1.31)		—		(0.88)		(0.16)		—		(1.06)		(0.23)	(2.03)	—		—		—	—	—	—	—

Total distributions	(1.47)		(0.22)		(1.10)		(0.25)		(0.02)		(1.20)		(0.46)	(2.66)	(0.17)		(0.10)		(0.13)	(0.16)	(0.23)	(0.34)	(0.12)

Net asset value, end of period	$87.19		$78.80		$63.36		$57.30		$55.10		$112.14		$100.01	$80.96	$62.01		$34.13		$32.75	$29.45	$21.36	$18.05	$14.32

Total return (4)	12.52%		24.74%		12.70%		4.51%		9.43%		13.31%		24.16%	35.66%	24.35%		4.55%		11.64%	38.64%	19.85%	28.59%	22.61%
Net assets, end of period (in 000’s)	$39,235		$31,522		$19,009		$22,919		$19,284		$112,136		$80,011	$44,526	$9,301		$1,429,938		$1,897,730	$2,475,307	$1,321,402	$774,381	$700,790
Ratio of expenses to average net assets	0.35	%(5)	0.35%		0.35%		0.35%		0.35	%(5)	0.35	%(5)	0.35%	0.35%	0.35	%(5)	0.35	%(5)	0.35%	0.35%	0.35%	0.37%	0.35%
Ratio of net investment income (loss) to average net assets	0.35	%(5)	0.39%		0.39%		0.20%		0.12	%(5)	0.24	%(5)	0.30%	0.75%	0.42	%(5)	0.66	%(5)	0.44%	0.59%	1.30%	0.78%	0.84%
Portfolio turnover rate (6)	17%		46%		34%		42%		21%		16%		33%	48%	25%		14%		31%	36%	46%	38%	48%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

358

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

359

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF							SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14		6/30/13		6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$42.26		$33.20	$41.49	$69.40	$45.67	$37.07	$49.28		$39.15		$30.74		$41.48	$25.04	$21.76

Income (loss) from investment operations:
Net investment income (loss) (1)	0.34		0.56	0.61	0.55	0.40	0.38	0.26		0.34		0.28		0.14	0.28	0.16
Net realized and unrealized gain (loss) (2)	(11.30)		9.07	(8.29)	(27.86)	23.76	8.59	(21.04)		10.13		8.41		(10.73)	16.44	3.27

Total from investment operations	(10.96)		9.63	(7.68)	(27.31)	24.16	8.97	(20.78)		10.47		8.69		(10.59)	16.72	3.43

Net equalization credits and charges (1)	(0.00	)(3)	(0.04)	0.01	(0.03)	(0.01)	(0.02)	(0.02)		(0.00	)(3)	(0.00	)(3)	0.00 (3)	0.02	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.44)		(0.53)	(0.62)	(0.57)	(0.42)	(0.35)	(0.26)		(0.34)		(0.28)		(0.15)	(0.30)	(0.15)

Total distributions	(0.44)		(0.53)	(0.62)	(0.57)	(0.42)	(0.35)	(0.26)		(0.34)		(0.28)		(0.15)	(0.30)	(0.15)

Net asset value, end of period	$30.86		$42.26	$33.20	$41.49	$69.40	$45.67	$28.22		$49.28		$39.15		$30.74	$41.48	$25.04

Total return (4)	(26.00)%		28.96%	(18.75)%	(39.46)%	52.93%	24.08%	(42.29)%		26.84%		28.34%		(25.56)%	67.00%	15.71%
Net assets, end of period (in 000’s)	$391,920		$494,491	$610,940	$769,680	$1,131,189	$698,812	$183,410		$349,887		$260,329		$248,972	$489,450	$249,145
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.35%	0.36%	0.35%	0.35	%(5)	0.35%		0.35%		0.35%	0.37%	0.35%
Ratio of net investment income (loss) to average net assets	1.79	%(5)	1.41%	1.45%	1.06%	0.63%	0.78%	1.30	%(5)	0.77%		0.77%		0.39%	0.77%	0.56%
Portfolio turnover rate (6)	45%		35%	36%	32%	68%	43%	20%		26%		31%		30%	96%	39%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

360

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

361

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF							SPDR S&P Pharmaceuticals ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11		6/30/10

Net asset value, beginning of period	$82.28		$58.23	$50.40	$58.77	$39.02	$31.67	$103.71		$70.40	$59.34	$50.89	$38.66		$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.38		0.59	0.79	0.44	0.48	0.24	0.44		0.53	1.17	0.45	0.44		0.38
Net realized and unrealized gain (loss) (2)	(34.47)		23.89	7.79	(8.37)	19.76	7.38	9.47		34.56	11.02	8.53	12.40		8.56

Total from investment operations	(34.09)		24.48	8.58	(7.93)	20.24	7.62	9.91		35.09	12.19	8.98	12.84		8.94

Net equalization credits and charges (1)	0.03		0.07	0.05	0.01	(0.01)	(0.04)	0.00	(3)	0.04	(0.01)	0.03	(0.00	)(3)	0.04

Distributions to shareholders from:
Net investment income	(0.37)		(0.50)	(0.80)	(0.45)	(0.48)	(0.23)	(0.44)		(0.54)	(1.12)	(0.48)	(0.41)		(0.32)
Net realized gains	—		—	—	—	—	—	(5.28)		(1.28)	—	(0.08)	(0.20)		—

Total distributions	(0.37)		(0.50)	(0.80)	(0.45)	(0.48)	(0.23)	(5.72)		(1.82)	(1.12)	(0.56)	(0.61)		(0.32)

Voluntary contribution from Adviser	—		—	—	—	—	—	0.09		—	—	—	—		—

Net asset value, end of period	$47.85		$82.28	$58.23	$50.40	$58.77	$39.02	$107.99		$103.71	$70.40	$59.34	$50.89		$38.66

Total return (4)	(41.45)%		42.27%	17.18%	(13.49)%	51.84%	23.92%	9.64	%(5)	50.33%	20.81%	17.86%	33.35%		30.00%
Net assets, end of period (in 000’s)	$1,031,270		$1,456,408	$858,947	$866,842	$593,571	$536,504	$1,052,954		$954,135	$471,716	$471,793	$244,298		$143,064
Ratio of expenses to average net assets	0.35	%(6)	0.35%	0.35%	0.35%	0.36%	0.35%	0.35	%(6)	0.35%	0.35%	0.35%	0.36%		0.36%
Ratio of net investment income (loss) to average net assets	1.15	%(6)	0.85%	1.42%	0.82%	0.92%	0.60%	0.82	%(6)	0.60%	1.92%	0.86%	0.96%		1.00%
Portfolio turnover rate (7)	27%		46%	40%	42%	87%	33%	27%		68%	44%	31%	50%		47%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a contribution during the period ended December 31, 2014, the total return would have been 9.56%.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

362

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

363

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF								SPDR S&P Semiconductor ETF
	Six Months								Six Months
	Ended								Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$86.75		$76.56	$59.03	$53.48	$35.65	$27.70		$75.16		$53.36	$44.65	$56.02	$41.86	$33.86

Income (loss) from investment operations:
Net investment income (loss) (1)	0.33		0.55	1.02	0.60	0.46	0.36		0.19		0.35	0.37	0.43	0.21	0.38
Net realized and unrealized gain (loss) (2)	9.17		10.25	17.60	5.50	17.69	8.30		4.58		21.76	8.72	(11.41)	14.30	8.01

Total from investment operations	9.50		10.80	18.62	6.10	18.15	8.66		4.77		22.11	9.09	(10.98)	14.51	8.39

Net equalization credits and charges (1)	0.13		0.01	(0.03)	0.03	0.14	(0.16)		0.00	(3)	0.03	(0.03)	(0.02)	(0.02)	(0.02)

Distributions to shareholders from:
Net investment income	(0.34)		(0.62)	(1.06)	(0.58)	(0.46)	(0.55)		(0.20)		(0.34)	(0.35)	(0.37)	(0.33)	(0.37)

Total distributions	(0.34)		(0.62)	(1.06)	(0.58)	(0.46)	(0.55)		(0.20)		(0.34)	(0.35)	(0.37)	(0.33)	(0.37)

Voluntary contribution from Adviser	—		—	—	—	—	0.00	(3)	—		—	—	—	—	—

Net asset value, end of period	$96.04		$86.75	$76.56	$59.03	$53.48	$35.65		$79.73		$75.16	$53.36	$44.65	$56.02	$41.86

Total return (4)	11.12%		14.13%	31.78%	11.56%	51.46%	30.67	%(5)	6.36%		41.59%	20.40%	(19.65)%	34.66%	24.66%
Net assets, end of period (in 000’s)	$1,527,024		$628,931	$1,175,195	$720,212	$548,165	$689,757		$187,363		$165,348	$50,695	$37,952	$114,841	$104,662
Ratio of expenses to average net assets	0.35	%(6)	0.35%	0.35%	0.35%	0.36%	0.35%		0.35	%(6)	0.35%	0.35%	0.35%	0.37%	0.35%
Ratio of net investment income (loss) to average net assets	0.74	%(6)	0.67%	1.53%	1.10%	1.01%	0.99%		0.50	%(6)	0.55%	0.77%	0.89%	0.40%	0.87%
Portfolio turnover rate (7)	23%		40%	29%	39%	69%	26%		18%		30%	38%	36%	88%	19%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/10, the total return would have decreased by less than 0.005%.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

364

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

365

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF						SPDR S&P Telecom ETF							SPDR S&P Transportation ETF
	Six Months				For the		Six Months					For the		Six Months					For the
	Ended				Period		Ended					Period		Ended					Period
	12/31/14		Year Ended	Year Ended	9/28/11*-		12/31/14		Year Ended	Year Ended	Year Ended	1/26/11*-		12/31/14		Year Ended	Year Ended	Year Ended	1/26/11*-
	(Unaudited)		6/30/14	6/30/13	6/30/12		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$88.66		$72.90	$61.48	$50.00		$56.90		$48.70	$41.14	$51.59	$51.00		$93.69		$66.30	$49.56	$53.08	$50.88

Income (loss) from investment operations:
Net investment income (loss) (1)	0.22		0.39	0.77	0.16		0.32		0.56	1.08	0.44	0.15		0.26		0.40	0.41	0.23	0.09
Net realized and unrealized gain (loss) (2)	5.59		17.32	12.94	11.47		0.75		8.01	7.86	(10.42)	0.45		14.70		27.34	16.79	(3.51)	2.18

Total from investment operations	5.81		17.71	13.71	11.63		1.07		8.57	8.94	(9.98)	0.60		14.96		27.74	17.20	(3.28)	2.27

Net equalization credits and charges (1)	(0.02)		0.03	(0.07)	(0.01)		0.04		0.15	(0.16)	(0.07)	0.13		0.02		0.03	0.02	(0.01)	0.03

Distributions to shareholders from:
Net investment income	(0.22)		(0.34)	(0.75)	(0.14)		(0.32)		(0.52)	(1.22)	(0.40)	(0.14)		(0.22)		(0.38)	(0.48)	(0.23)	(0.08)
Net realized gains	(0.12)		(1.64)	(1.47)	—		—		—	—	—	—		(0.03)		—	—	—	—

Return of capital	—		—	—	—		—		—	—	—	—		—		—	—	—	(0.02)

Total distributions	(0.34)		(1.98)	(2.22)	(0.14)		(0.32)		(0.52)	(1.22)	(0.40)	(0.14)		(0.25)		(0.38)	(0.48)	(0.23)	(0.10)

Net asset value, end of period	$94.11		$88.66	$72.90	$61.48		$57.69		$56.90	$48.70	$41.14	$51.59		$108.42		$93.69	$66.30	$49.56	$53.08

Total return (3)	6.54%		24.31%	22.66%	23.25%		1.97%		17.92%	21.47%	(19.47)%	1.43%		16.00%		41.97%	34.87%	(6.14)%	4.52%
Net assets, end of period (in 000’s)	$28,232		$31,030	$14,580	$18,445		$34,614		$25,604	$7,305	$4,114	$10,318		$590,915		$224,865	$46,411	$12,391	$15,923
Ratio of expenses to average net assets	0.35	%(4)	0.35%	0.35%	0.35	%(4)	0.35	%(4)	0.35%	0.35%	0.35%	0.35	%(4)	0.35	%(4)	0.35%	0.35%	0.35%	0.35	%(4)
Ratio of net investment income (loss) to average net assets	0.50	%(4)	0.46%	1.18%	0.35	%(4)	1.13	%(4)	1.03%	2.38%	1.01%	0.67	%(4)	0.52	%(4)	0.49%	0.68%	0.50%	0.41	%(4)
Portfolio turnover rate (5)	18%		41%	37%	32%		19%		46%	42%	50%	64%		15%		33%	36%	25%	19%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

366

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

367

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF					SPDR S&P 1500 Momentum Tilt ETF					SPDR Russell 1000 Low Volatility ETF					SPDR Russell 2000 Low Volatility ETF
	Six Months			For the		Six Months			For the		Six Months			For the		Six Months			For the
	Ended			Period		Ended			Period		Ended			Period		Ended			Period
	12/31/14		Year Ended	10/24/12*-		12/31/14		Year Ended	10/24/12*-		12/31/14		Year Ended	2/20/13*-		12/31/14		Year Ended	2/20/13*-
	(Unaudited)		6/30/14	6/30/13		(Unaudited)		6/30/14	6/30/13		(Unaudited)		6/30/14	6/30/13		(Unaudited)		6/30/14	6/30/13

Net asset value, beginning of period	$84.11		$70.33	$60.00		$83.39		$67.80	$60.00		$72.96		$62.81	$60.00		$73.85		$62.28	$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.83		1.45	0.95		0.66		1.06	0.79		0.88		1.63	0.55		0.99		1.84	0.72
Net realized and unrealized gain (loss) (2)	3.10		15.16	10.31		3.92		15.94	7.75		4.98		10.80	2.67		3.96		12.33	2.07

Total from investment operations	3.93		16.61	11.26		4.58		17.00	8.54		5.86		12.43	3.22		4.95		14.17	2.79

Net equalization credits and charges (1)	—		—	—		(0.03)		(0.01)	0.06		0.10		—	0.11		—		0.20	0.06

Distributions to shareholders from:
Net investment income	(0.84)		(1.45)	(0.93)		(0.56)		(1.00)	(0.80)		(0.91)		(1.55)	(0.52)		(1.01)		(1.90)	(0.57)
Net realized gains	(3.07)		(1.38)	—		(0.28)		(0.40)	—		(3.67)		(0.73)	—		(0.39)		(0.90)	—

Total distributions	(3.91)		(2.83)	(0.93)		(0.84)		(1.40)	(0.80)		(4.58)		(2.28)	(0.52)		(1.40)		(2.80)	(0.57)

Net asset value, end of period	$84.13		$84.11	$70.33		$87.10		$83.39	$67.80		$74.34		$72.96	$62.81		$77.40		$73.85	$62.28

Total return (3)	4.64%		23.91%	18.85%		5.47%		25.21%	14.39%		8.15%		20.06%	5.55%		6.75%		23.32%	4.74%
Net assets, end of period (in 000’s)	$8,413		$8,411	$7,033		$17,421		$12,508	$10,170		$14,868		$10,944	$9,422		$15,480		$14,770	$9,342
Ratio of expenses to average net assets	0.35	%(4)	0.35%	0.35	%(4)	0.35	%(4)	0.35%	0.35	%(4)	0.20	%(4)	0.20%	0.20	%(4)	0.25	%(4)	0.25%	0.25	%(4)
Ratio of net investment income (loss) to average net assets	1.93	%(4)	1.87%	2.12	%(4)	1.54	%(4)	1.38%	1.78	%(4)	2.33	%(4)	2.40%	2.46	%(4)	2.67	%(4)	2.65%	3.24	%(4)
Portfolio turnover rate (5)	11%		12%	12%		54%		55%	36%		38%		59%	31%		54%		54%	29%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

368

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

369

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Wells Fargo Preferred Stock ETF
	Six Months						For the
	Ended						Period
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	9/16/09*-
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$43.57		$43.57	$45.21	$45.62	$42.15	$40.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.22		2.55	2.86	3.09	2.98	2.41
Net realized and unrealized gain (loss) (2)	0.22		0.39	(1.72)	(0.84)	3.32	0.95

Total from investment operations	1.44		2.94	1.14	2.25	6.30	3.36

Net equalization credits and charges (1)	0.01		(0.10)	0.06	0.18	0.22	0.63

Distributions to shareholders from:
Net investment income	(1.48)		(2.84)	(2.84)	(2.84)	(3.05)	(1.84)

Total distributions	(1.48)		(2.84)	(2.84)	(2.84)	(3.05)	(1.84)

Net asset value, end of period	$43.54		$43.57	$43.57	$45.21	$45.62	$42.15

Total return (3)	3.35%		7.07%	2.70%	5.70%	15.64%	10.04%
Net assets, end of period (in 000’s)	$269,925		$259,219	$361,658	$253,174	$118,609	$65,340
Ratio of expenses to average net assets	0.45	%(4)	0.45%	0.45%	0.45%	0.46%	0.45	%(4)
Ratio of net investment income (loss) to average net assets	5.53	%(4)	6.08%	6.27%	6.99%	6.57%	7.25	%(4)
Portfolio turnover rate (5)	23%		23%	67%	69%	26%	22%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

370

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2014, the Trust offered seventy-one (71) portfolios, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following thirty-nine (39) Funds: SPDR Russell 3000 ETF, SPDR Russell 1000 ETF, SPDR Russell 2000 ETF, SPDR S&P 500 Growth ETF, SPDR S&P 500 Value ETF, SPDR Russell Small Cap Completeness ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Global Dow ETF, SPDR Dow Jones REIT ETF, SPDR S&P Bank ETF, SPDR S&P Capital Markets ETF, SPDR S&P Insurance ETF, SPDR S&P Mortgage Finance ETF, SPDR S&P Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Biotech ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P 1500 Value Tilt ETF, SPDR Russell 1000 Low Volatility ETF, SPDR Russell 2000 Low Volatility ETF and SPDR Wells Fargo Preferred Stock ETF. Each Fund operates as a non-diversified investment company. The other thirty-two (32) Funds are included in a separate Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

371

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2014:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Russell 3000 ETF	$226,189,126	$6,514	$—	$226,195,640
SPDR Russell 1000 ETF	58,187,545	—	—	58,187,545
SPDR Russell 2000 ETF	106,238,645	8,980	—	106,247,625
SPDR S&P 500 Growth ETF	530,490,659	—	—	530,490,659
SPDR S&P 500 Value ETF	247,296,885	—	—	247,296,885
SPDR Russell Small Cap Completeness ETF	88,489,197	4,506	—	88,493,703
SPDR S&P 400 Mid Cap Growth ETF	203,163,514	—	—	203,163,514
SPDR S&P 400 Mid Cap Value ETF	110,501,878	—	—	110,501,878
SPDR S&P 600 Small Cap ETF	405,884,775	—	—	405,884,775
SPDR S&P 600 Small Cap Growth ETF	463,477,334	—	—	463,477,334
SPDR S&P 600 Small Cap Value ETF	365,455,111	—	—	365,455,111
SPDR Global Dow ETF	111,741,702	—	—	111,741,702
SPDR Dow Jones REIT ETF	3,114,175,917	—	—	3,114,175,917
SPDR S&P Bank ETF	2,872,407,455	—	—	2,872,407,455

372

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR S&P Capital Markets ETF	$217,027,362	$—	$—	$217,027,362
SPDR S&P Insurance ETF	343,833,535	—	—	343,833,535
SPDR S&P Mortgage Finance ETF	6,928,488	—	—	6,928,488
SPDR S&P Regional Banking ETF	2,328,990,629	—	—	2,328,990,629
SPDR Morgan Stanley Technology ETF	242,420,524	—	—	242,420,524
SPDR S&P Dividend ETF	14,609,201,806	—	—	14,609,201,806
SPDR S&P Aerospace & Defense ETF	99,571,634	—	—	99,571,634
SPDR S&P Biotech ETF	1,796,205,739	—	—	1,796,205,739
SPDR S&P Health Care Equipment ETF	48,777,486	—	—	48,777,486
SPDR S&P Health Care Services ETF	133,273,715	—	—	133,273,715
SPDR S&P Homebuilders ETF	1,598,893,624	—	—	1,598,893,624
SPDR S&P Metals & Mining ETF	476,425,035	—	—	476,425,035
SPDR S&P Oil & Gas Equipment & Services ETF	217,914,443	—	—	217,914,443
SPDR S&P Oil & Gas Exploration & Production ETF	1,160,698,313	—	—	1,160,698,313
SPDR S&P Pharmaceuticals ETF	1,212,145,956	—	—	1,212,145,956
SPDR S&P Retail ETF	1,648,628,441	—	—	1,648,628,441
SPDR S&P Semiconductor ETF	200,510,677	—	—	200,510,677
SPDR S&P Software & Services ETF	34,971,503	—	—	34,971,503
SPDR S&P Telecom ETF	42,789,056	—	—	42,789,056
SPDR S&P Transportation ETF	674,012,404	—	—	674,012,404
SPDR S&P 1500 Value Tilt ETF	10,353,079	—	—	10,353,079
SPDR S&P 1500 Momentum Tilt ETF	21,209,401	—	—	21,209,401
SPDR Russell 1000 Low Volatility ETF	18,295,614	—	—	18,295,614
SPDR Russell 2000 Low Volatility ETF	19,254,208	—	—	19,254,208
SPDR Wells Fargo Preferred Stock ETF	307,545,372	—	—	307,545,372

There were no transfers between levels for the period ended December 31, 2014.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

373

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITs and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2014 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States

374

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the six months ended December 31, 2014, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Russell 3000 ETF	$153,314,172
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	461,138
SPDR S&P 500 Growth ETF	18,662,551
SPDR S&P 500 Value ETF	—
SPDR Russell Small Cap Completeness ETF	—
SPDR S&P 400 Mid Cap Growth ETF	—
SPDR S&P 400 Mid Cap Value ETF	3,936,558
SPDR S&P 600 Small Cap ETF	28,353,737
SPDR S&P 600 Small Cap Growth ETF	—
SPDR S&P 600 Small Cap Value ETF	2,567,266
SPDR Global Dow ETF	1,531,207
SPDR Dow Jones REIT ETF	31,041,526
SPDR S&P Bank ETF	58,329,802
SPDR S&P Capital Markets ETF	1,706,473
SPDR S&P Insurance ETF	11,459,786
SPDR S&P Mortgage Finance ETF	798,542
SPDR S&P Regional Banking ETF	40,169,717
SPDR Morgan Stanley Technology ETF	1,491,242
SPDR S&P Dividend ETF	61,046,618
SPDR S&P Aerospace & Defense ETF	2,231,592
SPDR S&P Biotech ETF	161,741,267
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	7,009,627
SPDR S&P Homebuilders ETF	78,983,278
SPDR S&P Metals & Mining ETF	18,775,196
SPDR S&P Oil & Gas Equipment & Services ETF	7,507,994
SPDR S&P Oil & Gas Exploration & Production ETF	(29,135,909)
SPDR S&P Pharmaceuticals ETF	45,139,823
SPDR S&P Retail ETF	89,498,843
SPDR S&P Semiconductor ETF	10,623,202
SPDR S&P Software & Services ETF	1,235,674
SPDR S&P Telecom ETF	2,033,556
SPDR S&P Transportation ETF	1,495,589
SPDR S&P 1500 Value Tilt ETF	—
SPDR S&P 1500 Momentum Tilt ETF	—

375

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Russell 1000 Low Volatility ETF	$—
SPDR Russell 2000 Low Volatility ETF	—
SPDR Wells Fargo Preferred Stock ETF	357,568

At December 31, 2014, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

						Non-Expiring —	Non-Expiring —
	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR Russell 3000 ETF	$—	$—	$—	$3,014,885	$1,146,926	$—	$—
SPDR Russell 1000 ETF	—	—	131,432	526,163	227,965	—	74,784
SPDR Russell 2000 ETF	—	—	—	—	—	—	—
SPDR S&P 500 Growth ETF	—	—	4,379,616	26,035,843	4,526,393	—	—
SPDR S&P 500 Value ETF	—	—	—	9,293,607	—	—	—
SPDR Russell Small Cap Completeness ETF	—	—	—	—	—	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—	—	396,775	—	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Value ETF	—	—	—	—	—	—	—
SPDR Global Dow ETF	282,717	—	12,535,918	9,895,403	1,919,341	—	8,139,603
SPDR Dow Jones REIT ETF	—	—	1,122,565	192,486,170	41,263,965	—	92,172,150
SPDR S&P Bank ETF	—	435,385	118,852,502	300,189,040	58,102,723	123,474,894	163,730,880
SPDR S&P Capital Markets ETF	—	9,042,847	23,772,407	28,551,883	3,599,019	2,377,232	21,647,180
SPDR S&P Insurance ETF	—	514,950	1,401,569	15,750,318	2,228,942	7,986,673	15,526,450
SPDR S&P Mortgage Finance ETF	—	—	—	—	4,121	441,323	129,854
SPDR S&P Regional Banking ETF	—	—	24,075,194	150,464,974	69,415,296	13,107,231	136,414,686
SPDR Morgan Stanley Technology ETF	2,360,832	745,443	2,659,957	20,984,667	—	—	6,473,829
SPDR S&P Dividend ETF	—	—	—	—	—	—	—
SPDR S&P Aerospace & Defense ETF	—	—	—	—	—	—	—
SPDR S&P Biotech ETF	2,145,212	733,614	24,363,945	73,086,286	31,726,818	—	46,577,153
SPDR S&P Health Care Equipment ETF	—	—	—	—	—	—	—
SPDR S&P Health Care Services ETF	—	—	—	—	—	—	—
SPDR S&P Homebuilders ETF	4,745,039	8,203,751	24,813,335	116,404,014	6,579,404	119,452,212	69,952,673
SPDR S&P Metals & Mining ETF	104,652	—	49,841,508	215,129,022	37,272,818	149,115,903	322,614,848
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	1,830,538	54,465,863	10,490,714	18,092,657	22,086,224
SPDR S&P Oil & Gas Exploration & Production ETF	—	—	11,779,459	112,377,725	24,606,261	118,895,047	126,041,428
SPDR S&P Pharmaceuticals ETF	—	—	—	—	—	—	—
SPDR S&P Retail ETF	—	1,022,978	250,690	32,271,270	5,453,137	66,788,745	19,785,924

376

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

						Non-Expiring —	Non-Expiring —
	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR S&P Semiconductor ETF	$1,832,423	$—	$12,113,199	$5,691,659	$1,965,596	$12,662,075	$6,295,813
SPDR S&P Software & Services ETF	—	—	—	—	—	—	—
SPDR S&P Telecom ETF	—	—	—	—	—	1,014,616	912,533
SPDR S&P Transportation ETF	—	—	—	—	—	—	205,453
SPDR S&P 1500 Value Tilt ETF	—	—	—	—	—	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—	—	—	—	—	—
SPDR Russell 1000 Low Volatility ETF	—	—	—	—	—	—	—
SPDR Russell 2000 Low Volatility ETF	—	—	—	—	—	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—	—	18,976	173,528	8,028,508	3,255,256

During the tax year ended June 30, 2014, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Russell 3000 ETF	$7,371,820	$—
SPDR Russell 1000 ETF	219,674	—
SPDR Russell 2000 ETF	—	—
SPDR S&P 500 Growth ETF	11,729,901	—
SPDR S&P 500 Value ETF	3,971,028	—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	5,007,724	—
SPDR S&P 400 Mid Cap Value ETF	—	—
SPDR S&P 600 Small Cap ETF	—	—
SPDR S&P 600 Small Cap Growth ETF	20,227,704	—
SPDR S&P 600 Small Cap Value ETF	—	—
SPDR Global Dow ETF	584,043	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	63,645,049	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	1,348,389	—
SPDR S&P Mortgage Finance ETF	205,935	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	—	3,784,746
SPDR S&P Dividend ETF	—	—
SPDR S&P Aerospace & Defense ETF	—	—
SPDR S&P Biotech ETF	59,181,315	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	—	—
SPDR S&P Homebuilders ETF	—	—
SPDR S&P Metals & Mining ETF	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	—	—

377

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Amount Utilized	Amount Expired

SPDR S&P Retail ETF	$—	$—
SPDR S&P Semiconductor ETF	154,304	—
SPDR S&P Software & Services ETF	—	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	444,566	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	119,655	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Russell 3000 ETF	$—	$—
SPDR Russell 1000 ETF	—	—
SPDR Russell 2000 ETF	—	—
SPDR S&P 500 Growth ETF	—	—
SPDR S&P 500 Value ETF	—	—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—
SPDR S&P 600 Small Cap ETF	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—
SPDR S&P 600 Small Cap Value ETF	—	—
SPDR Global Dow ETF	—	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	—	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	—	—
SPDR S&P Mortgage Finance ETF	—	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	—	—
SPDR S&P Dividend ETF	—	—
SPDR S&P Aerospace & Defense ETF	(83,484)	—
SPDR S&P Biotech ETF	—	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	—	—
SPDR S&P Homebuilders ETF	—	—
SPDR S&P Metals & Mining ETF	—	—

378

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR S&P Oil & Gas Equipment & Services ETF	$—	$—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	—	—
SPDR S&P Retail ETF	—	—
SPDR S&P Semiconductor ETF	—	—
SPDR S&P Software & Services ETF	(140,773)	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	—	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR Russell 3000 ETF	0.10%
SPDR Russell 1000 ETF	0.10
SPDR Russell 2000 ETF	0.12
SPDR S&P 500 Growth ETF	0.15	*
SPDR S&P 500 Value ETF	0.15	*
SPDR Russell Small Cap Completeness ETF	0.10
SPDR S&P 400 Mid Cap Growth ETF	0.15	*
SPDR S&P 400 Mid Cap Value ETF	0.15	*
SPDR S&P 600 Small Cap ETF	0.15	*
SPDR S&P 600 Small Cap Growth ETF	0.15	*
SPDR S&P 600 Small Cap Value ETF	0.15	*
SPDR Global Dow ETF	0.50
SPDR Dow Jones REIT ETF	0.25
SPDR S&P Bank ETF	0.35
SPDR S&P Capital Markets ETF	0.35

379

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Annual Rate

SPDR S&P Insurance ETF	0.35%
SPDR S&P Mortgage Finance ETF	0.35
SPDR S&P Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.35	*
SPDR S&P Dividend ETF	0.35
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.12	*
SPDR S&P 1500 Momentum Tilt ETF	0.12	*
SPDR Russell 1000 Low Volatility ETF	0.12	*
SPDR Russell 2000 Low Volatility ETF	0.12	*
SPDR Wells Fargo Preferred Stock ETF	0.45

*	Represents the current management fee rate.

Effective February 3, 2015, the following funds changed their management fee rate. The rate below represents the management fee expense rate in effect for the period ended December 31, 2014:

Annual Rate

SPDR S&P 500 Growth ETF	0.20%
SPDR S&P 500 Value ETF	0.20
SPDR S&P 400 Mid Cap Growth ETF	0.25
SPDR S&P 400 Mid Cap Value ETF	0.25
SPDR S&P 600 Small Cap ETF	0.20
SPDR S&P 600 Small Cap Growth ETF	0.25
SPDR S&P 600 Small Cap Value ETF	0.25
SPDR Morgan Stanley Technology ETF	0.50
SPDR S&P 1500 Value Tilt ETF	0.35
SPDR S&P 1500 Momentum Tilt ETF	0.35
SPDR Russell 1000 Low Volatility ETF	0.20
SPDR Russell 2000 Low Volatility ETF	0.25

380

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the period ended December 31, 2014, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Russell 3000 ETF	$9,017
SPDR Russell 1000 ETF	1,138
SPDR Russell 2000 ETF	10,602
SPDR S&P 500 Growth ETF	1,689
SPDR S&P 500 Value ETF	1,457
SPDR Russell Small Cap Completeness ETF	9,274
SPDR S&P 400 Mid Cap Growth ETF	10,995
SPDR S&P 400 Mid Cap Value ETF	4,366
SPDR S&P 600 Small Cap ETF	22,891
SPDR S&P 600 Small Cap Growth ETF	25,382
SPDR S&P 600 Small Cap Value ETF	18,681
SPDR Global Dow ETF	3,487
SPDR Dow Jones REIT ETF	24,998
SPDR S&P Bank ETF	38,241
SPDR S&P Capital Markets ETF	9,695
SPDR S&P Insurance ETF	986
SPDR S&P Mortgage Finance ETF	1,269
SPDR S&P Regional Banking ETF	56,520
SPDR Morgan Stanley Technology ETF	1,412
SPDR S&P Dividend ETF	111,128
SPDR S&P Aerospace & Defense ETF	2,368
SPDR S&P Biotech ETF	1,370,063
SPDR S&P Health Care Equipment ETF	5,526
SPDR S&P Health Care Services ETF	3,800
SPDR S&P Homebuilders ETF	161,497
SPDR S&P Metals & Mining ETF	384,211

381

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

Securities Lending
Agent Fees

SPDR S&P Oil & Gas Equipment & Services ETF	$41,657
SPDR S&P Oil & Gas Exploration & Production ETF	271,493
SPDR S&P Pharmaceuticals ETF	314,529
SPDR S&P Retail ETF	72,536
SPDR S&P Semiconductor ETF	4,589
SPDR S&P Software & Services ETF	6,199
SPDR S&P Telecom ETF	2,155
SPDR S&P Transportation ETF	12,122
SPDR S&P 1500 Value Tilt ETF	230
SPDR S&P 1500 Momentum Tilt ETF	427
SPDR Russell 1000 Low Volatility ETF	360
SPDR Russell 2000 Low Volatility ETF	625
SPDR Wells Fargo Preferred Stock ETF	15,197

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund, with the exception of SPDR Russell 3000 ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2015 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSGA Master Trust, SSGA Active Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $185,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Independent Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at December 31, 2014 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 12/31/14	12/31/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	12,074	$812,097	$11,166	146	$586,628	8,176	4,044	$317,454	$2,383	$216,721
SPDR Russell 1000 ETF	1,042	70,085	14,708	199	15,458	200	1,041	81,718	625	684

382

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 12/31/14	12/31/14	Income	Gain/(Loss)

SPDR S&P 500 Growth ETF	11,034	$742,147	$184,200	2,522	$1,067,071	13,556	—	$—	$3,120	$102,559
SPDR S&P 500 Value ETF	4,949	332,870	505,538	6,379	—	—	11,328	889,248	4,987	—
SPDR S&P Capital Markets ETF	82,977	5,581,033	72,198	1,027	1,356,102	18,049	65,955	5,177,468	40,875	75,761
SPDR S&P 1500 Value Tilt ETF	118	7,937	—	—	—	—	118	9,263	71	—
SPDR S&P 1500 Momentum Tilt ETF	260	17,488	12,772	188	15,307	219	229	17,977	85	873
SPDR Russell 1000 Low Volatility ETF	1,951	131,224	51,291	668	200,954	2,619	—	—	1,177	34,636
SPDR Wells Fargo Preferred Stock ETF	184,780	4,615,807	5,502,021	217,788	476,947	19,342	383,226	9,540,450	150,972	(13,312)

The Fund listed below had affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at December 31, 2014 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 12/31/14	12/31/14	Income	Gain/(Loss)

Diebold, Inc.	4,345,428	$174,555,843	$14,751,212	404,445	$42,465,509	1,206,056	3,543,817	$122,757,821	2,295,343	3,510,806
People’s United Financial, Inc.	17,475,357	265,101,166	33,187,429	2,244,643	41,294,994	2,930,824	16,789,176	254,859,692	$5,725,299	$(2,195,487)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Biotech ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 12/31/14	12/31/14	Income	Gain/(Loss)

Exelixis, Inc.	3,967,804	$13,450,856	$26,864,234	15,816,553	$13,771,010	7,709,916	12,074,441	$17,387,195	$—	109,959

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Oil & Gas Exploration & Production ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 12/31/14	12/31/14	Income	Gain/(Loss)

Approach Resources, Inc.	774,911	$17,613,727	$56,085,256	4,737,015	$44,361,549	3,279,841	2,232,085	$14,263,023	$—	(2,260,566)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Pharmaceuticals ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 12/31/14	12/31/14	Income	Gain/(Loss)

VIVUS, Inc.	5,702,168	$30,335,534	$12,122,233	3,363,849	$13,416,936	3,196,542	5,869,475	$16,904,088	$—	(19,617,675)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSGA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at December 31, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$631,115	$5,917,184	5,917,184	$6,233,347	6,233,347	$314,952	$477	$—
SPDR Russell 1000 ETF	31,280	964,724	964,724	934,391	934,391	61,613	39	—

383

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income	Gain/(Loss)

SPDR Russell 2000 ETF	$105,396	$2,142,967	2,142,967	$2,117,323	2,117,323	$131,040	$85	$—
SPDR S&P 500 Growth ETF	630,032	6,446,257	6,446,257	5,820,084	5,820,084	1,256,205	353	—
SPDR S&P 500 Value ETF	127,322	4,199,404	4,199,404	4,159,492	4,159,492	167,234	233	—
SPDR Russell Small Cap Completeness ETF	153,046	5,681,063	5,681,063	5,573,315	5,573,315	260,794	159	—
SPDR S&P 400 Mid Cap Growth ETF	259,256	8,255,342	8,255,342	7,802,667	7,802,667	711,931	169	—
SPDR S&P 400 Mid Cap Value ETF	62,501	6,943,323	6,943,323	6,750,028	6,750,028	255,796	114	—
SPDR S&P 600 Small Cap ETF	1,683,686	18,735,875	18,735,875	19,765,316	19,765,316	654,245	359	—
SPDR S&P 600 Small Cap Growth ETF	529,686	29,991,522	29,991,522	29,966,700	29,966,700	554,508	471	—
SPDR S&P 600 Small Cap Value ETF	386,198	26,811,328	26,811,328	26,662,611	26,662,611	534,915	539	—
SPDR Global Dow ETF	100	3,044,844	3,044,844	3,026,347	3,026,347	18,597	61	—
SPDR Dow Jones REIT ETF	4,616,412	91,481,921	91,481,921	88,489,396	88,489,396	7,608,937	1,980	—
SPDR S&P Bank ETF	3,763,627	31,745,085	31,745,085	33,211,615	33,211,615	2,297,097	3,812	—
SPDR S&P Capital Markets ETF	175,987	2,006,457	2,006,457	2,058,756	2,058,756	123,688	257	—
SPDR S&P Insurance ETF	40,180	5,237,783	5,237,783	5,085,312	5,085,312	192,651	204	—
SPDR S&P Mortgage Finance ETF	13,979	91,451	91,451	87,955	87,955	17,475	9	—
SPDR S&P Regional Banking ETF	498,996	25,556,544	25,556,544	25,396,249	25,396,249	659,291	2,498	—
SPDR Morgan Stanley Technology ETF	215,882	1,805,930	1,805,930	1,714,703	1,714,703	307,109	184	—
SPDR S&P Dividend ETF	7,772,613	600,303,937	600,303,937	594,869,300	594,869,300	13,207,250	18,100	—
SPDR S&P Aerospace & Defense ETF	118,541	391,753	391,753	386,433	386,433	123,861	41	—
SPDR S&P Biotech ETF	392,912	38,730,947	38,730,947	38,402,776	38,402,776	721,083	783	—
SPDR S&P Health Care Equipment ETF	15,691	710,443	710,443	707,256	707,256	18,878	23	—
SPDR S&P Health Care Services ETF	197,445	1,371,829	1,371,829	1,418,962	1,418,962	150,312	92	—
SPDR S&P Homebuilders ETF	1,253,555	19,559,601	19,559,601	19,807,704	19,807,704	1,005,452	766	—
SPDR S&P Metals & Mining ETF	792,150	8,008,586	8,008,586	8,510,030	8,510,030	290,706	365	—
SPDR S&P Oil & Gas Equipment & Services ETF	407,637	3,088,755	3,088,755	3,353,774	3,353,774	142,618	222	—
SPDR S&P Oil & Gas Exploration & Production ETF	642,144	13,167,012	13,167,012	13,391,126	13,391,126	418,030	742	—
SPDR S&P Pharmaceuticals ETF	1,332,266	70,110,756	70,110,756	69,394,937	69,394,937	2,048,085	1,543	—
SPDR S&P Retail ETF	920,777	11,822,506	11,822,506	10,875,326	10,875,326	1,867,957	430	—
SPDR S&P Semiconductor ETF	153,840	785,188	785,188	836,303	836,303	102,725	76	—
SPDR S&P Software & Services ETF	43,835	303,113	303,113	329,246	329,246	17,702	20	—
SPDR S&P Telecom ETF	49,849	410,131	410,131	406,051	406,051	53,929	27	—
SPDR S&P Transportation ETF	136,686	1,618,768	1,618,768	1,438,830	1,438,830	316,624	112	—
SPDR S&P 1500 Value Tilt ETF	21,054	477,548	477,548	461,285	461,285	37,317	14	—
SPDR S&P 1500 Momentum Tilt ETF	12,041	327,129	327,129	314,204	314,204	24,966	18	—
SPDR Russell 1000 Low Volatility ETF	9,850	1,036,010	1,036,010	977,185	977,185	68,675	27	—
SPDR Russell 2000 Low Volatility ETF	42,664	433,819	433,819	421,981	421,981	54,502	19	—
SPDR Wells Fargo Preferred Stock ETF	528,201	15,209,597	15,209,597	14,878,938	14,878,938	858,860	525	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$24,777,913	$27,891,730	27,891,730	$41,007,100	41,007,100	$11,662,543	$50,889	$—
SPDR Russell 1000 ETF	5,818,565	17,938,178	17,938,178	18,651,011	18,651,011	5,105,732	6,444	—
SPDR Russell 2000 ETF	13,063,202	21,201,296	21,201,296	13,412,714	13,412,714	20,851,784	60,668	—
SPDR S&P 500 Growth ETF	5,314,694	50,837,706	50,837,706	46,560,415	46,560,415	9,591,985	9,440	—
SPDR S&P 500 Value ETF	4,499,595	30,794,135	30,794,135	26,482,658	26,482,658	8,811,072	8,178	—

384

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income	Gain/(Loss)

SPDR Russell Small Cap Completeness ETF	$8,206,911	$15,373,134	15,373,134	$14,515,958	14,515,958	$9,064,087	$52,476	$—
SPDR S&P 400 Mid Cap Growth ETF	12,288,604	40,233,442	40,233,442	38,842,928	38,842,928	13,679,118	59,817	—
SPDR S&P 400 Mid Cap Value ETF	11,002,551	19,332,619	19,332,619	21,908,611	21,908,611	8,426,559	23,766	—
SPDR S&P 600 Small Cap ETF	64,870,898	67,146,490	67,146,490	76,262,137	76,262,137	55,755,251	128,451	—
SPDR S&P 600 Small Cap Growth ETF	70,641,876	76,099,191	76,099,191	82,365,095	82,365,095	64,375,972	139,361	—
SPDR S&P 600 Small Cap Value ETF	41,735,684	72,169,202	72,169,202	66,544,035	66,544,035	47,360,851	105,417	—
SPDR Global Dow ETF	12,858,016	77,431,232	77,431,232	82,102,741	82,102,741	8,186,507	16,408	—
SPDR Dow Jones REIT ETF	182,721,099	675,891,201	675,891,201	779,905,552	779,905,552	78,706,748	140,763	—
SPDR S&P Bank ETF	248,267,603	462,516,700	462,516,700	486,189,489	486,189,489	224,594,814	213,705	—
SPDR S&P Capital Markets ETF	31,351,305	51,910,789	51,910,789	63,239,517	63,239,517	20,022,577	54,877	—
SPDR S&P Insurance ETF	8,129,357	8,585,507	8,585,507	8,859,901	8,859,901	7,854,963	5,588	—
SPDR S&P Mortgage Finance ETF	2,062,351	1,608,879	1,608,879	2,372,321	2,372,321	1,298,909	7,192	—
SPDR S&P Regional Banking ETF	164,702,562	173,391,312	173,391,312	236,596,560	236,596,560	101,497,314	319,998	—
SPDR Morgan Stanley Technology ETF	12,029,374	61,147,356	61,147,356	62,907,093	62,907,093	10,269,637	7,817	—
SPDR S&P Dividend ETF	842,966,927	2,961,316,624	2,961,316,624	3,272,994,455	3,272,994,455	531,289,096	596,186	—
SPDR S&P Aerospace & Defense ETF	10,925,470	113,526,374	113,526,374	111,667,635	111,667,635	12,784,209	13,408	—
SPDR S&P Biotech ETF	284,894,061	436,198,998	436,198,998	378,082,719	378,082,719	343,010,340	7,762,677	—
SPDR S&P Health Care Equipment ETF	7,598,112	15,861,163	15,861,163	13,904,712	13,904,712	9,554,563	31,095	—
SPDR S&P Health Care Services ETF	18,060,797	81,679,397	81,679,397	78,595,851	78,595,851	21,144,343	21,415	—
SPDR S&P Homebuilders ETF	267,307,642	468,396,500	468,396,500	566,187,639	566,187,639	169,516,503	914,250	—
SPDR S&P Metals & Mining ETF	114,414,761	212,952,127	212,952,127	242,412,230	242,412,230	84,954,658	2,153,866	—
SPDR S&P Oil & Gas Equipment & Services ETF	53,382,788	109,717,937	109,717,937	128,564,921	128,564,921	34,535,804	235,668	—
SPDR S&P Oil & Gas Exploration & Production ETF	123,532,651	477,987,609	477,987,609	471,789,472	471,789,472	129,730,788	1,534,550	—
SPDR S&P Pharmaceuticals ETF	174,946,057	429,844,981	429,844,981	445,254,095	445,254,095	159,536,943	1,778,006	—
SPDR S&P Retail ETF	11,707,369	223,460,315	223,460,315	112,989,882	112,989,882	122,177,802	397,695	—
SPDR S&P Semiconductor ETF	14,604,632	38,294,850	38,294,850	39,922,282	39,922,282	12,977,200	25,987	—
SPDR S&P Software & Services ETF	7,571,486	7,083,242	7,083,242	7,913,064	7,913,064	6,741,664	35,116	—
SPDR S&P Telecom ETF	5,295,318	17,016,042	17,016,042	14,113,886	14,113,886	8,197,474	11,847	—
SPDR S&P Transportation ETF	53,907,835	206,384,466	206,384,466	176,939,165	176,939,165	83,353,136	68,610	—
SPDR S&P 1500 Value Tilt ETF	1,776,125	5,293,510	5,293,510	5,121,976	5,121,976	1,947,659	1,659	—
SPDR S&P 1500 Momentum Tilt ETF	2,660,480	12,116,998	12,116,998	10,974,132	10,974,132	3,803,346	2,837	—
SPDR Russell 1000 Low Volatility ETF	2,638,740	6,375,179	6,375,179	5,594,022	5,594,022	3,419,897	2,010	—
SPDR Russell 2000 Low Volatility ETF	3,549,494	2,987,213	2,987,213	2,754,485	2,754,485	3,782,222	3,667	—
SPDR Wells Fargo Preferred Stock ETF	37,651,741	92,253,478	92,253,478	91,767,446	91,767,446	38,137,773	86,069	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $250 to $4,500 are charged to Authorized Participants for transactions on a given day regardless of the number of Creation Units that are created or redeemed on the same day. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses.

385

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2014 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 3000 ETF	$181,706,822	$53,779,438	$9,290,620	$44,488,818
SPDR Russell 1000 ETF	44,261,480	14,745,964	819,899	13,926,065
SPDR Russell 2000 ETF	103,131,459	7,917,951	4,801,785	3,116,166
SPDR S&P 500 Growth ETF	404,839,747	126,450,163	799,251	125,650,912
SPDR S&P 500 Value ETF	219,635,735	32,113,919	4,452,769	27,661,150
SPDR Russell Small Cap Completeness ETF	70,558,060	21,893,372	3,957,729	17,935,643
SPDR S&P 400 Mid Cap Growth ETF	177,739,905	26,816,307	1,392,698	25,423,609
SPDR S&P 400 Mid Cap Value ETF	107,266,063	7,315,781	4,079,966	3,235,815
SPDR S&P 600 Small Cap ETF	356,882,395	64,587,238	15,584,858	49,002,380
SPDR S&P 600 Small Cap Growth ETF	387,064,023	79,476,558	3,063,247	76,413,311
SPDR S&P 600 Small Cap Value ETF	342,083,009	36,813,183	13,441,081	23,372,102
SPDR Global Dow ETF	103,145,525	21,495,613	12,899,436	8,596,177
SPDR Dow Jones REIT ETF	2,447,933,306	676,863,124	10,620,513	666,242,611
SPDR S&P Bank ETF	2,549,952,324	398,980,409	76,525,278	322,455,131
SPDR S&P Capital Markets ETF	206,849,565	22,993,418	12,815,621	10,177,797
SPDR S&P Insurance ETF	332,625,910	18,572,982	7,365,357	11,207,625
SPDR S&P Mortgage Finance ETF	5,795,898	1,308,490	175,900	1,132,590
SPDR S&P Regional Banking ETF	2,349,639,658	49,812,284	70,461,313	(20,649,029)
SPDR Morgan Stanley Technology ETF	179,626,275	64,435,027	1,640,778	62,794,249
SPDR S&P Dividend ETF	10,975,875,653	3,653,654,933	20,328,780	3,633,326,153
SPDR S&P Aerospace & Defense ETF	85,846,778	13,933,966	209,110	13,724,856
SPDR S&P Biotech ETF	1,803,980,401	132,694,950	140,469,612	(7,774,662)
SPDR S&P Health Care Equipment ETF	37,978,923	11,011,710	213,147	10,798,563
SPDR S&P Health Care Services ETF	112,205,724	21,878,308	810,317	21,067,991
SPDR S&P Homebuilders ETF	1,594,185,140	80,813,533	76,105,049	4,708,484
SPDR S&P Metals & Mining ETF	713,870,838	47,772	237,493,575	(237,445,803)
SPDR S&P Oil & Gas Equipment & Services ETF	302,221,743	1,867,613	86,174,913	(84,307,300)
SPDR S&P Oil & Gas Exploration & Production ETF	1,639,196,656	467,069	478,965,412	(478,498,343)
SPDR S&P Pharmaceuticals ETF	1,021,404,083	246,217,546	55,475,673	190,741,873
SPDR S&P Retail ETF	1,666,143,805	38,676,041	56,191,405	(17,515,364)
SPDR S&P Semiconductor ETF	200,685,123	11,896,225	12,070,671	(174,446)
SPDR S&P Software & Services ETF	31,182,432	4,937,986	1,148,915	3,789,071
SPDR S&P Telecom ETF	42,894,709	1,544,599	1,650,252	(105,653)
SPDR S&P Transportation ETF	589,567,348	90,841,795	6,396,739	84,445,056
SPDR S&P 1500 Value Tilt ETF	8,019,699	2,435,650	102,270	2,333,380

386

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P 1500 Momentum Tilt ETF	$19,646,582	$1,890,677	$327,858	$1,562,819
SPDR Russell 1000 Low Volatility ETF	16,734,054	1,628,316	66,756	1,561,560
SPDR Russell 2000 Low Volatility ETF	17,768,538	1,589,505	103,835	1,485,670
SPDR Wells Fargo Preferred Stock ETF	310,305,430	1,774,271	4,534,329	(2,760,058)

6.	Investment Transactions

For the six months ended December 31, 2014, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Russell 3000 ETF	$7,610,650	$419,774,747	$153,314,172
SPDR Russell 1000 ETF	4,542,543	—	—
SPDR Russell 2000 ETF	47,335,207	16,982,507	461,138
SPDR S&P 500 Growth ETF	107,796,779	41,164,314	18,662,551
SPDR S&P 500 Value ETF	24,751,711	—	—
SPDR Russell Small Cap Completeness ETF	4,310,230	—	—
SPDR S&P 400 Mid Cap Growth ETF	11,624,509	—	—
SPDR S&P 400 Mid Cap Value ETF	12,929,561	20,658,251	3,936,558
SPDR S&P 600 Small Cap ETF	20,862,176	92,633,753	28,353,737
SPDR S&P 600 Small Cap Growth ETF	8,983,912	—	—
SPDR S&P 600 Small Cap Value ETF	32,726,521	10,485,574	2,567,266
SPDR Global Dow ETF	—	6,723,450	1,531,207
SPDR Dow Jones REIT ETF	294,808,159	86,488,615	31,041,526
SPDR S&P Bank ETF	445,803,044	300,877,678	58,329,802
SPDR S&P Capital Markets ETF	2,377,677	9,493,850	1,706,473
SPDR S&P Insurance ETF	216,475,356	166,075,007	11,459,786
SPDR S&P Mortgage Finance ETF	—	2,661,922	798,542
SPDR S&P Regional Banking ETF	1,936,785,571	2,268,806,441	40,169,717
SPDR Morgan Stanley Technology ETF	—	4,657,865	1,491,242
SPDR S&P Dividend ETF	1,106,591,153	187,790,478	61,046,618
SPDR S&P Aerospace & Defense ETF	35,914,196	4,806,095	2,231,592
SPDR S&P Biotech ETF	1,346,432,100	1,254,704,017	161,741,267
SPDR S&P Health Care Equipment ETF	3,859,998	—	—
SPDR S&P Health Care Services ETF	41,695,087	21,087,563	7,009,627
SPDR S&P Homebuilders ETF	1,320,323,211	1,838,443,730	78,983,278
SPDR S&P Metals & Mining ETF	566,768,979	1,027,935,904	18,775,196
SPDR S&P Oil & Gas Equipment & Services ETF	90,104,407	112,692,112	7,507,994
SPDR S&P Oil & Gas Exploration & Production ETF	4,464,682,903	4,231,449,673	(29,135,909)
SPDR S&P Pharmaceuticals ETF	201,191,643	139,208,335	45,139,823
SPDR S&P Retail ETF	3,712,080,002	2,936,146,267	89,498,843
SPDR S&P Semiconductor ETF	222,289,593	206,659,145	10,623,202

387

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P Software & Services ETF	$—	$4,437,059	$1,235,674
SPDR S&P Telecom ETF	25,514,022	16,612,519	2,033,556
SPDR S&P Transportation ETF	312,451,866	4,538,972	1,495,589
SPDR S&P 1500 Value Tilt ETF	—	—	—
SPDR S&P 1500 Momentum Tilt ETF	4,237,396	—	—
SPDR Russell 1000 Low Volatility ETF	3,895,590	—	—
SPDR Russell 2000 Low Volatility ETF	—	—	—
SPDR Wells Fargo Preferred Stock ETF	19,787,754	8,671,274	357,568

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2014, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR Russell 3000 ETF	$3,643,929	$3,085,713
SPDR Russell 1000 ETF	574,520	577,444
SPDR Russell 2000 ETF	1,923,852	2,056,064
SPDR S&P 500 Growth ETF	103,547,857	104,788,717
SPDR S&P 500 Value ETF	51,743,982	51,725,470
SPDR Russell Small Cap Completeness ETF	3,296,910	6,380,783
SPDR S&P 400 Mid Cap Growth ETF	69,455,167	70,010,549
SPDR S&P 400 Mid Cap Value ETF	38,750,606	40,696,278
SPDR S&P 600 Small Cap ETF	29,586,282	36,900,432
SPDR S&P 600 Small Cap Growth ETF	158,124,178	170,714,579
SPDR S&P 600 Small Cap Value ETF	134,960,494	156,299,216
SPDR Global Dow ETF	12,715,818	12,846,631
SPDR Dow Jones REIT ETF	195,989,464	104,370,354
SPDR S&P Bank ETF	681,465,852	276,328,708
SPDR S&P Capital Markets ETF	29,888,913	29,711,163
SPDR S&P Insurance ETF	24,868,682	25,869,203
SPDR S&P Mortgage Finance ETF	1,731,590	617,680
SPDR S&P Regional Banking ETF	260,777,648	261,762,362
SPDR Morgan Stanley Technology ETF	27,483,279	27,543,071
SPDR S&P Dividend ETF	3,747,304,774	4,090,708,875
SPDR S&P Aerospace & Defense ETF	19,775,087	11,815,272
SPDR S&P Biotech ETF	967,946,200	449,447,268
SPDR S&P Health Care Equipment ETF	6,117,755	13,082,488
SPDR S&P Health Care Services ETF	28,879,437	16,751,701
SPDR S&P Homebuilders ETF	227,299,754	226,260,089
SPDR S&P Metals & Mining ETF	217,207,611	217,211,460
SPDR S&P Oil & Gas Equipment & Services ETF	53,696,595	53,472,192

388

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Purchases	Sales

SPDR S&P Oil & Gas Exploration & Production ETF	$335,087,538	$316,053,591
SPDR S&P Pharmaceuticals ETF	270,288,097	312,387,642
SPDR S&P Retail ETF	190,598,632	190,047,671
SPDR S&P Semiconductor ETF	31,736,475	33,360,677
SPDR S&P Software & Services ETF	5,178,673	5,186,843
SPDR S&P Telecom ETF	5,378,819	5,141,374
SPDR S&P Transportation ETF	51,767,933	52,424,556
SPDR S&P 1500 Value Tilt ETF	908,995	1,227,811
SPDR S&P 1500 Momentum Tilt ETF	8,199,710	8,245,932
SPDR Russell 1000 Low Volatility ETF	4,587,082	8,601,931
SPDR Russell 2000 Low Volatility ETF	7,929,501	8,040,992
SPDR Wells Fargo Preferred Stock ETF	61,126,640	62,808,639

For the six months ended December 31, 2014, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

A Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2014 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

389

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

9.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $300 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. A Participant may borrow up to a maximum of 33 percent of its assets or a lower amount as set forth in the fund’s prospectus. The SPDR Series’ Trust Participants had no outstanding loans during the period ended December 31, 2014.

390

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2014 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on July 1, 2014 and held for the six months ended December 31, 2014.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/14 to
Actual	Expense Ratio	7/1/14	12/31/14	12/31/14

SPDR Russell 3000 ETF	0.11%	$1,000	$1,052.30	$0.57
SPDR Russell 1000 ETF	0.11	1,000	1,055.40	0.57
SPDR Russell 2000 ETF	0.12	1,000	1,016.80	0.61
SPDR S&P 500 Growth ETF	0.21	1,000	1,069.80	1.10
SPDR S&P 500 Value ETF	0.20	1,000	1,049.40	1.03
SPDR Russell Small Cap Completeness ETF	0.11	1,000	1,012.60	0.56
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,022.80	1.27
SPDR S&P 400 Mid Cap Value ETF	0.26	1,000	1,017.00	1.32
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,023.20	1.02
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,017.80	1.27
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,027.30	1.28
SPDR Global Dow ETF	0.50	1,000	968.90	2.48
SPDR Dow Jones REIT ETF	0.25	1,000	1,114.90	1.33
SPDR S&P Bank ETF	0.35	1,000	1,012.80	1.78

391

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/14 to
Actual	Expense Ratio	7/1/14	12/31/14	12/31/14

SPDR S&P Capital Markets ETF	0.35%	$1,000	$1,035.80	$1.80
SPDR S&P Insurance ETF	0.35	1,000	1,050.70	1.81
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,020.20	1.78
SPDR S&P Regional Banking ETF	0.35	1,000	1,018.80	1.78
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,062.30	2.60
SPDR S&P Dividend ETF	0.35	1,000	1,066.60	1.82
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,092.30	1.85
SPDR S&P Biotech ETF	0.35	1,000	1,218.00	1.96
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,125.20	1.87
SPDR S&P Health Care Services ETF	0.35	1,000	1,133.10	1.88
SPDR S&P Homebuilders ETF	0.35	1,000	1,045.50	1.80
SPDR S&P Metals & Mining ETF	0.35	1,000	740.00	1.54
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	577.10	1.39
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	585.50	1.40
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,096.40	1.85
SPDR S&P Retail ETF	0.35	1,000	1,111.20	1.86
SPDR S&P Semiconductor ETF	0.35	1,000	1,063.60	1.82
SPDR S&P Software & Services ETF	0.35	1,000	1,065.40	1.82
SPDR S&P Telecom ETF	0.35	1,000	1,019.70	1.78
SPDR S&P Transportation ETF	0.35	1,000	1,160.00	1.91
SPDR S&P 1500 Value Tilt ETF	0.35	1,000	1,046.40	1.81
SPDR S&P 1500 Momentum Tilt ETF	0.35	1,000	1,054.70	1.81
SPDR Russell 1000 Low Volatility ETF	0.20	1,000	1,081.50	1.05
SPDR Russell 2000 Low Volatility ETF	0.25	1,000	1,067.50	1.30
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,033.50	2.31
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/14 to
Hypothetical	Expense Ratio	7/1/14	12/31/14	12/31/14

SPDR Russell 3000 ETF	0.11%	$1,000	$1,024.65	$0.56
SPDR Russell 1000 ETF	0.11	1,000	1,024.65	0.56
SPDR Russell 2000 ETF	0.12	1,000	1,024.60	0.61
SPDR S&P 500 Growth ETF	0.21	1,000	1,024.14	1.07
SPDR S&P 500 Value ETF	0.20	1,000	1,024.19	1.02
SPDR Russell Small Cap Completeness ETF	0.11	1,000	1,024.65	0.56
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,023.94	1.28
SPDR S&P 400 Mid Cap Value ETF	0.26	1,000	1,023.89	1.33
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,024.19	1.02
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,023.94	1.28
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,023.94	1.28

392

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/14 to
Hypothetical	Expense Ratio	7/1/14	12/31/14	12/31/14

SPDR Global Dow ETF	0.50%	$1,000	$1,022.68	$2.55
SPDR Dow Jones REIT ETF	0.25	1,000	1,023.94	1.28
SPDR S&P Bank ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Capital Markets ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Insurance ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Regional Banking ETF	0.35	1,000	1,023.44	1.79
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,022.68	2.55
SPDR S&P Dividend ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Biotech ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Health Care Services ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Homebuilders ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Metals & Mining ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Retail ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Semiconductor ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Software & Services ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Telecom ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Transportation ETF	0.35	1,000	1,023.44	1.79
SPDR S&P 1500 Value Tilt ETF	0.35	1,000	1,023.44	1.79
SPDR S&P 1500 Momentum Tilt ETF	0.35	1,000	1,023.44	1.79
SPDR Russell 1000 Low Volatility ETF	0.20	1,000	1,024.19	1.02

393

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/14 to
Hypothetical	Expense Ratio	7/1/14	12/31/14	12/31/14

SPDR Russell 2000 Low Volatility ETF	0.25%	$1,000	$1,023.94	$1.28
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,022.93	2.29

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At an in-person meeting held prior to December 31, 2014, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to the operational equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) the investment performance of the SPDR ETFs, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal

394

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing equity ETFs.

The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking, noting that each SPDR ETF satisfactorily tracked its benchmark index.

The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data obtained from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the SPDR ETFs. In doing so, the Board used a fund by fund analysis of the data.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s fees for each SPDR ETF and the unitary fee, considered in relation to services provided, were fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

395

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000® ETF (ONEK)
SPDR Russell 2000® ETF (TWOK)
SPDR S&P 500 Buyback ETF (SPYB)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap ETF (SMEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Mexico Quality Mix ETF (QMEX)
SPDR MSCI South Korea Quality Mix ETF (QKOR)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI Taiwan Quality Mix ETF (QTWN)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)

The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF (RLY)
SPDR SSGA Income Allocation ETF (INKM)
SPDR SSGA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSGA Ultra Short Term Bond ETF (ULST)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)
SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Ann Carpenter, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Brian Harris, Chief Compliance Officer
investment manager
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA and SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.
“SPDR” is a product of S&P Dow Jones Indices LLC (SPDJI), and has been licensed for use by State Street Corporation. Standard & Poors and S&P are registered trademarks of Standard & Poors Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); SPDR is a trademark of the SPDJI; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of SPDR.
Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR, S&P, 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, and all unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is distributor for Select Sector SPDRs. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.
Distributor: State Street Global markets, LLC is the distributor for all registered products on behalf of the advisor. SSGA Funds Management has retained GSO Capital Partners, Massachusetts Financial Services Company and Nuveen Asset Management as the sub-advisor.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.
© 2015 State Street Corporation SPDREQTYSAR IBG-14264
Not FDIC Insured — No Bank Guarantee — May Lose Value

For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

SPDR® Series Trust – Fixed Income Funds
Semi-Annual Report December 31, 2014

TABLE OF CONTENTS

Fund Performance & Portfolio Summary (unaudited)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	1
SPDR Barclays TIPS ETF (IPE)	4
SPDR Barclays 0-5 Year TIPS ETF (SIPE)	7
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	10
SPDR Barclays Short Term Treasury ETF (SST)	13
SPDR Barclays Intermediate Term Treasury ETF (ITE)	16
SPDR Barclays Long Term Treasury ETF (TLO)	19
SPDR Barclays Short Term Corporate Bond ETF (SCPB)	22
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	25
SPDR Barclays Long Term Corporate Bond ETF (LWC)	28
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	31
SPDR Barclays Convertible Securities ETF (CWB)	34
SPDR Barclays Mortgage Backed Bond ETF (MBG)	37
SPDR Barclays Aggregate Bond ETF (LAG)	40
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	43
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	46
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	49
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	52
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	55
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	58
SPDR Nuveen Barclays Build America Bond ETF (BABS)	61
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	64
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	67
SPDR Barclays International Treasury Bond ETF (BWX)	70
SPDR Barclays International Corporate Bond ETF (IBND)	73
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	76
SPDR Barclays International High Yield Bond ETF (IJNK)	79
SPDR Barclays High Yield Bond ETF (JNK)	82
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	85
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	88
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	91
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	94
Schedules of Investments
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	97
SPDR Barclays TIPS ETF (IPE)	98
SPDR Barclays 0-5 Year TIPS ETF (SIPE)	99
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	100
SPDR Barclays Short Term Treasury ETF (SST)	101
SPDR Barclays Intermediate Term Treasury ETF (ITE)	103
SPDR Barclays Long Term Treasury ETF (TLO)	106
SPDR Barclays Short Term Corporate Bond ETF (SCPB)	107

SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	121
SPDR Barclays Long Term Corporate Bond ETF (LWC)	147
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	164
SPDR Barclays Convertible Securities ETF (CWB)	177
SPDR Barclays Mortgage Backed Bond ETF (MBG)	180
SPDR Barclays Aggregate Bond ETF (LAG)	183
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	207
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	218
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	221
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	223
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	233
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	235
SPDR Nuveen Barclays Build America Bond ETF (BABS)	245
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	250
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	252
SPDR Barclays International Treasury Bond ETF (BWX)	255
SPDR Barclays International Corporate Bond ETF (IBND)	263
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	271
SPDR Barclays International High Yield Bond ETF (IJNK)	276
SPDR Barclays High Yield Bond ETF (JNK)	281
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	295
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	305
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	312
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	316
Financial Statements	328
Financial Highlights	358
Notes to Financial Statements	386
Other Information	408

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.1368%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-3 MONTH U.S.	NET ASSET	MARKET	1-3 MONTH U.S.
	VALUE	VALUE	TREASURY BILL INDEX	VALUE	VALUE	TREASURY BILL INDEX

SIX MONTHS	−0.05%	−0.09%	0.01%	N/A	N/A	N/A

ONE YEAR	−0.10%	−0.11%	0.02%	−0.10%	−0.11%	0.02%

THREE YEARS	−0.21%	−0.24%	0.15%	−0.07%	−0.08%	0.05%

FIVE YEARS	−0.26%	−0.28%	0.35%	−0.05%	−0.06%	0.07%

SINCE INCEPTION (1)	4.25%	4.24%	5.05%	0.55%	0.55%	0.65%

(1)	For the period May 25, 2007 to December 31, 2014.

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays 1-3 Month T-Bill ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,
DESCRIPTION	0.00%, 3/15/2015	0.03%, 4/2/2015	0.00%, 2/5/2015	0.01%, 1/2/2015	0.00%, 2/12/2015

MARKET VALUE	$192,176,955	192,162,572	176,382,569	130,819,000	128,996,746

% OF NET ASSETS	14.6	14.5	13.4	9.9	9.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	109.8%
Short Term Investments	0.1
Other Assets & Liabilities	(9.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	−1.87%	−1.67%	−1.81%	N/A	N/A	N/A

ONE YEAR	4.26%	4.64%	4.43%	4.26%	4.64%	4.43%

THREE YEARS	1.12%	1.07%	1.65%	0.37%	0.35%	0.55%

FIVE YEARS	22.09%	22.19%	23.20%	4.07%	4.09%	4.26%

SINCE INCEPTION (1)	45.05%	45.28%	46.71%	5.01%	5.03%	5.17%

(1)	For the period May 25, 2007 to December 31, 2014.

SPDR Barclays TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2018	0.13%, 4/15/2019	0.13%, 4/15/2017	0.13%, 1/15/2022	0.63%, 1/15/2024

MARKET VALUE	$29,663,231	28,744,211	26,944,735	24,468,858	24,339,734

% OF NET ASSETS	4.7	4.6	4.3	3.9	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.6%
Short Term Investments	2.3
Other Assets & Liabilities	(1.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays 0-5 Year TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (‘NAV‘) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/26/14, 2/27/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, theFund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 0-5 Year TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 0-5 YEAR			BARCLAYS 0-5 YEAR
			US GOVERNMENT			US GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	−2.95%	−2.98%	−2.91%	N/A	N/A	N/A

SINCE INCEPTION (1)	−1.81%	−1.83%	−1.71%	N/A	N/A	N/A

(1)	For the period February 26, 2014 to December 31, 2014.

SPDR Barclays 0-5 Year TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays 0-5 Year TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2018	0.13%, 4/15/2019	0.13%, 4/15/2017	0.13%, 4/15/2016	2.50%, 7/15/2016

MARKET VALUE	$760,596	745,695	690,636	611,261	364,049

% OF NET ASSETS	13.1	12.9	11.9	10.5	6.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.5%
Short Term Investments	0.2
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays 1-10 Year TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 1-10 YEAR			BARCLAYS 1-10 YEAR
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	−3.04%	−3.39%	−3.00%	N/A	N/A	N/A

ONE YEAR	0.59%	0.74%	0.87%	0.59%	0.74%	0.87%

SINCE INCEPTION (1)	−2.80%	−2.79%	−2.61%	−1.77%	−1.76%	−1.65%

(1)	For the period May 29, 2013 to December 31, 2014.

SPDR Barclays 1-10 Year TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays 1-10 Year TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2018	0.13%, 4/15/2019	0.13%, 4/15/2017	0.13%, 1/15/2022	0.63%, 1/15/2024

MARKET VALUE	$799,921	784,541	726,439	660,271	652,300

% OF NET ASSETS	7.0	6.8	6.3	5.8	5.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.6%
Short Term Investments	7.4
Other Assets & Liabilities	(7.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-5 YEAR U.S.	NET ASSET	MARKET	1-5 YEAR U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS	0.38%	0.36%	0.41%	N/A	N/A	N/A

ONE YEAR	1.10%	1.08%	1.17%	1.10%	1.08%	1.17%

THREE YEARS	1.63%	1.73%	1.93%	0.54%	0.57%	0.64%

SINCE INCEPTION (1)	1.78%	1.78%	2.11%	0.57%	0.57%	0.68%

(1)	For the period November 30, 2011 to December 31, 2014.

SPDR Barclays Short Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	1.38%, 9/30/2018	0.63%, 11/15/2016	3.25%, 12/31/2016	1.50%, 8/31/2018	0.88%, 1/31/2017

MARKET VALUE	$181,022	174,979	171,923	156,939	156,670

% OF NET ASSETS	1.2	1.2	1.2	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.0%
Short Term Investments	11.7
Other Assets & Liabilities	(10.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	INTERMEDIATE U.S.	NET ASSET	MARKET	INTERMEDIATE U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS	0.92%	0.84%	0.99%	N/A	N/A	N/A

ONE YEAR	2.45%	2.33%	2.57%	2.45%	2.33%	2.57%

THREE YEARS	2.59%	2.57%	2.94%	0.86%	0.85%	0.97%

FIVE YEARS	14.85%	14.71%	15.50%	2.81%	2.78%	2.92%

SINCE INCEPTION (1)	35.17%	35.05%	36.03%	4.04%	4.03%	4.13%

(1)	For the period May 23, 2007 to December 31, 2014.

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Intermediate Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	2.63%, 11/15/2020	1.75%, 5/15/2023	1.50%, 8/31/2018	2.75%, 11/15/2023	1.00%, 9/30/2016

MARKET VALUE	$2,685,470	2,422,109	2,232,611	2,106,139	1,957,877

% OF NET ASSETS	1.5	1.4	1.3	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.2%
Short Term Investments	10.5
Other Assets & Liabilities	(9.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Long Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS LONG U.S.	NET ASSET	MARKET	BARCLAYS LONG U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS	11.43%	11.67%	11.54%	N/A	N/A	N/A

ONE YEAR	24.87%	25.00%	25.07%	24.87%	25.00%	25.07%

THREE YEARS	12.72%	12.85%	13.12%	4.07%	4.11%	4.19%

FIVE YEARS	59.75%	59.86%	60.76%	9.82%	9.84%	9.96%

SINCE INCEPTION (1)	89.67%	89.74%	90.82%	8.77%	8.78%	8.86%

(1)	For the period May 23, 2007 to December 31, 2014.

SPDR Barclays Long Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Long Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,
DESCRIPTION	3.63%, 2/15/2044	3.38%, 5/15/2044	3.75%, 11/15/2043	3.13%, 8/15/2044	2.88%, 5/15/2043

MARKET VALUE	$10,207,394	9,798,584	9,738,588	9,223,933	8,563,504

% OF NET ASSETS	5.8	5.6	5.6	5.3	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.1%
Short Term Investments	7.6
Other Assets & Liabilities	(6.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			U.S. 1-3 YEAR			U.S. 1-3 YEAR
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	0.02%	0.02%	0.19%	N/A	N/A	N/A

ONE YEAR	0.88%	0.90%	1.19%	0.88%	0.90%	1.19%

THREE YEARS	5.99%	5.76%	7.20%	1.96%	1.88%	2.34%

FIVE YEARS	11.39%	10.59%	14.27%	2.18%	2.03%	2.70%

SINCE INCEPTION (1)	10.53%	10.53%	14.00%	2.01%	2.00%	2.63%

(1)	For the period December 16, 2009 to December 31, 2014.

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	BANK OF AMERICA	THE GOLDMAN SACHS	JPMORGAN CHASE &	JPMORGAN CHASE
	CORP.,	GROUP, INC.,	CO.,	BANK NA,	ABBVIE, INC.,
DESCRIPTION	6.50%, 8/1/2016	3.63%, 2/7/2016	3.15%, 7/5/2016	6.00%, 10/1/2017	1.75%, 11/6/2017

MARKET VALUE	$21,688,710	21,078,168	19,359,893	19,347,964	19,135,010

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.9%
Short Term Investments	2.6
Other Assets & Liabilities	(1.5)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.
			INTERMEDIATE			BARCLAYS U.S. INTERMEDIATE
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	0.58%	0.78%	0.71%	N/A	N/A	N/A

ONE YEAR	4.13%	4.46%	4.35%	4.13%	4.46%	4.35%

THREE YEARS	12.87%	12.66%	13.66%	4.12%	4.05%	4.36%

FIVE YEARS (1)	27.43%	27.43%	29.85%	4.97%	5.04%	5.36%

SINCE INCEPTION (1)(2)	40.18%	40.91%	51.91%	5.90%	6.00%	7.36%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index, for periods prior to December 17, 2010.
(2)	For the period February 10, 2009 to December 31, 2014.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from February 10, 2009 through December 16, 2010 and the Barclays U.S. Intermediate Corporate Bond Index from December 17, 2010 through December 31, 2014.

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	VERIZON		THE GOLDMAN SACHS		THE GOLDMAN SACHS
	COMMUNICATIONS, INC.,	MORGAN STANLEY,	GROUP, INC.,	ORACLE CORP.,	GROUP, INC.,
DESCRIPTION	5.15%, 9/15/2023	3.80%, 4/29/2016	5.75%, 1/24/2022	1.20%, 10/15/2017	3.63%, 2/7/2016

MARKET VALUE	$2,265,567	1,496,027	1,266,020	1,240,489	1,180,016

% OF NET ASSETS	0.4	0.3	0.2	0.2	0.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.7%
Short Term Investments	3.2
Other Assets & Liabilities	(1.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.12%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	LONG CORPORATE	NET ASSET	MARKET	LONG CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	3.94%	4.71%	4.05%	N/A	N/A	N/A

ONE YEAR	15.62%	16.97%	15.73%	15.62%	16.97%	15.73%

THREE YEARS	21.86%	20.88%	22.70%	6.81%	6.52%	7.06%

FIVE YEARS (1)	53.86%	54.33%	58.14%	9.00%	9.07%	9.60%

SINCE INCEPTION (1)(2)	89.31%	91.29%	103.89%	11.60%	11.80%	13.05%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index, for periods prior to December 17, 2010.
(2)	For the period March 10, 2009 to December 31, 2014.

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from March 10, 2009 through December 16, 2010 and the Barclays U.S. Long Corporate Bond Index from December 17, 2010 through December 31, 2014.

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Long Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	VERIZON	GENERAL ELECTRIC	GENERAL ELECTRIC		THE GOLDMAN
	COMMUNICATIONS, INC.,	CAPITAL CORP.,	CAPITAL CORP.,	MEDTRONIC, INC.,	SACHS GROUP, INC.,
DESCRIPTION	6.55%, 9/15/2043	5.88%, 1/14/2038	6.75%, 3/15/2032	4.63%, 3/15/2045	6.75%, 10/1/2037

MARKET VALUE	$3,685,173	2,160,609	1,676,304	1,628,445	1,587,057

% OF NET ASSETS	1.1	0.7	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.6%
Short Term Investments	3.5
Other Assets & Liabilities	(1.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Issuer Scored Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.16%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			ISSUER SCORED			ISSUER SCORED
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	1.41%	1.93%	1.36%	N/A	N/A	N/A

ONE YEAR	7.07%	8.35%	6.91%	7.07%	8.35%	6.91%

THREE YEARS	14.55%	15.08%	14.93%	4.63%	4.79%	4.75%

SINCE INCEPTION (1)	22.25%	23.24%	23.78%	5.52%	5.75%	5.87%

(1)	For the period April 6, 2011 to December 31, 2014.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	TELEFONAKTIEBOLAGET		EMBRAER OVERSEAS,	PACKAGING CORP. OF
	LM ERICSSON,	BBVA US SENIOR SAU,	LTD.,	AMERICA,	DUKE REALTY LP,
DESCRIPTION	4.13%, 5/15/2022	4.66%, 10/9/2015	5.70%, 9/16/2023	4.50%, 11/1/2023	3.88%, 2/15/2021

MARKET VALUE	$105,063	102,676	79,875	78,680	77,415

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	94.6%
Short Term Investments	17.4
Other Assets & Liabilities	(12.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Convertible Securities ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.40%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	CONVERTIBLE BOND	NET ASSET	MARKET	CONVERTIBLE BOND
	VALUE	VALUE	>$500MM INDEX	VALUE	VALUE	>$500MM INDEX

SIX MONTHS	−1.29%	−1.20%	−1.21%	N/A	N/A	N/A

ONE YEAR	7.61%	7.84%	8.23%	7.61%	7.84%	8.23%

THREE YEARS	49.67%	50.86%	52.80%	14.39%	14.69%	15.18%

FIVE YEARS	59.34%	58.52%	64.39%	9.76%	9.65%	10.45%

SINCE INCEPTION (1)	107.14%	108.06%	122.86%	13.58%	13.67%	15.06%

(1)	For the period April 14, 2009 to December 31, 2014.

SPDR Barclays Convertible Securities ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Convertible Securities ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	WELLS FARGO & CO.,	BANK OF AMERICA CORP.,
	SERIES L,	SERIES L,	INTEL CORP.,	ANTHEM, INC.,	MYLAN, INC.,
DESCRIPTION	7.50%, 12/31/2049	7.25%, 12/31/2049	3.25%, 8/1/2039	2.75%, 10/15/2042	3.75%, 9/15/2015

MARKET VALUE	$126,259,200	95,053,027	91,320,209	70,153,882	64,797,492

% OF NET ASSETS	4.4	3.3	3.2	2.5	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	72.2%
Convertible Preferred Stocks	27.1
Common Stocks	0.0 **
Short Term Investments	12.4
Other Assets & Liabilities	(11.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.29%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	MBS INDEX	VALUE	VALUE	MBS INDEX

SIX MONTHS	1.88%	1.83%	1.97%	N/A	N/A	N/A

ONE YEAR	5.92%	5.80%	6.08%	5.92%	5.80%	6.08%

THREE YEARS	6.33%	6.22%	7.29%	2.07%	2.03%	2.37%

FIVE YEARS	19.84%	19.61%	20.10%	3.69%	3.65%	3.73%

SINCE INCEPTION (1)	25.44%	25.14%	26.01%	3.88%	3.83%	3.96%

(1)	For the period January 15, 2009 to December 31, 2014.

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Mortgage Backed Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	FANNIE MAE,	GINNIE MAE,	FANNIE MAE,	GINNIE MAE,	FREDDIE MAC,
DESCRIPTION	3.50%, 30YR TBA	3.00%, 30YR TBA	2.50%, 15YR TBA	3.50%, 30YR TBA	4.00%, 30YR TBA

MARKET VALUE	$3,858,406	2,863,875	2,647,125	2,625,195	2,399,063

% OF NET ASSETS	3.0	2.2	2.1	2.0	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Federal National Mortgage Association	35.0%
Federal Home Loan Mortgage Corporation	22.5
U.S. Government Agency MBS TBA	21.8
Government National Mortgage Association	19.8
Short Term Investments	23.4
Other Assets & Liabilities	(22.5)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Aggregate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

SIX MONTHS	1.90%	2.12%	1.96%	N/A	N/A	N/A

ONE YEAR	5.84%	6.03%	5.97%	5.84%	6.03%	5.97%

THREE YEARS	7.73%	7.92%	8.20%	2.51%	2.57%	2.66%

FIVE YEARS	23.66%	23.93%	24.31%	4.34%	4.38%	4.45%

SINCE INCEPTION (1)	46.28%	46.73%	46.27%	5.12%	5.17%	5.13%

(1)	For the period May 23, 2007 to December 31, 2014.

SPDR Barclays Aggregate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Aggregate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	TREASURY NOTES,	TREASURY NOTES,	GINNIE MAE,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	1.38%, 1/31/2020	1.50%, 6/30/2016	4.00%, 1/21/2045	0.38%, 3/15/2016	1.50%, 12/31/2018

MARKET VALUE	$12,819,690	10,047,311	8,530,723	8,249,918	6,710,452

% OF NET ASSETS	1.6	1.3	1.1	1.1	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	35.6%
Corporate Bonds & Notes	26.5
U.S. Government Agency Obligations	25.9
U.S. Government Agency MBS TBA	6.1
Foreign Government Obligations	2.1
Collateralized Mortgage Obligations	1.4
Municipal Bonds & Notes	0.8
Asset Backed Securities	0.5
Commercial Mortgage Backed Securities	0.5
Short Term Investments	10.5
Other Assets & Liabilities	(9.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.30%*.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	MUNICIPAL MANAGED	NET ASSET	MARKET	MUNICIPAL MANAGED
	VALUE	VALUE	MONEY INDEX	VALUE	VALUE	MONEY INDEX

SIX MONTHS	3.10%	3.36%	3.09%	N/A	N/A	N/A

ONE YEAR	9.24%	9.81%	9.24%	9.24%	9.81%	9.24%

THREE YEARS	11.98%	12.09%	13.07%	3.84%	3.88%	4.18%

FIVE YEARS	27.02%	26.96%	28.68%	4.90%	4.89%	5.17%

SINCE INCEPTION (1)	41.61%	41.88%	44.94%	4.88%	4.90%	5.21%

(1)	For the period September 11, 2007 to December 31, 2014.
*	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.2300% until October 31, 2015.

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

				ARIZONA, SALT RIVER	DENVER, CO, CITY &
				PROJECT,	COUNTY SCHOOL
	WISCONSIN, STATE	MARYLAND, STATE	NEW YORK, NY,	AGRICULTURAL	DISTRICT NO 1,
	GENERAL	GENERAL	GENERAL	IMPROVEMENT & POWER	GENERAL
	OBLIGATION,	OBLIGATION,	OBLIGATION,	DISTRICT REVENUE,	OBLIGATION,
	SERIES B,	SERIES 2-C,	SERIES J,	SERIES A,	SERIES B,
DESCRIPTION	5.00%, 5/1/2030	5.00%, 8/1/2021	5.00%, 8/1/2020	5.00%, 12/1/2031	5.00%, 12/1/2027

MARKET VALUE	$22,735,904	19,799,504	18,794,240	14,095,440	13,474,670

% OF NET ASSETS	1.9	1.7	1.6	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	100.0%
Short Term Investments	0.5
Other Assets & Liabilities	(0.5)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays California Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	CALIFORNIA INDEX	VALUE	VALUE	CALIFORNIA INDEX

SIX MONTHS	3.41%	3.25%	3.39%	N/A	N/A	N/A

ONE YEAR	10.45%	11.03%	10.41%	10.45%	11.03%	10.41%

THREE YEARS	16.39%	16.20%	15.98%	5.19%	5.13%	5.06%

FIVE YEARS	34.49%	33.95%	34.23%	6.11%	6.02%	6.07%

SINCE INCEPTION (1)	47.68%	47.33%	48.17%	5.54%	5.51%	5.59%

(1)	For the period October 10, 2007 to December 31, 2014.

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays California Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

LOS ANGELES, CA,
			LOS ANGELES, CA,	SAN MATEO, CA,	COMMUNITY
	CALIFORNIA, STATE	CALIFORNIA, STATE	DEPARTMENT OF	JOINT POWERS	COLLEGE
	DEPARTMENT	DEPARTMENT	WATER & POWER	FINANCING	DISTRICT, GENERAL
	OF WATER RESOURCES,	OF WATER RESOURCES,	REVENUE,	AUTHORITY, LEASE	OBLIGATION,
	SERIES L,	SERIES M,	SERIES C,	REVENUE,	SERIES A,
DESCRIPTION	5.00%, 5/1/2019	4.00%, 5/1/2019	5.00%, 1/1/2016	5.00%, 6/15/2025	5.00%, 8/1/2030

MARKET VALUE	$2,900,975	2,236,800	2,071,020	1,826,295	1,804,635

% OF NET ASSETS	3.7	2.8	2.6	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.4%
Short Term Investments	2.0
Other Assets & Liabilities	(1.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays New York Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	NEW YORK INDEX	VALUE	VALUE	NEW YORK INDEX

SIX MONTHS	3.53%	4.31%	3.41%	N/A	N/A	N/A

ONE YEAR	9.99%	11.46%	10.09%	9.99%	11.46%	10.09%

THREE YEARS	13.08%	14.08%	13.81%	4.18%	4.49%	4.41%

FIVE YEARS	27.51%	27.63%	29.78%	4.98%	5.00%	5.35%

SINCE INCEPTION (1)	41.67%	42.16%	44.03%	4.94%	4.99%	5.18%

(1)	For the period October 11, 2007 to December 31, 2014.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	NEW YORK, STATE		NEW YORK, STATE	DUTCHESS COUNTY,
	DORMITORY	NEW YORK, UTILITY	LOCAL GOVERNMENT	NY, LOCAL	WESTCHESTER COUNTY,
	AUTHORITY, SALES	DEBT SECURITIZATION	ASSISTANCE CORP.	DEVELOPMENT CORP.	NY, GENERAL
	TAX REVENUE,	AUTHORITY REVENUE,	REVENUE,	REVENUE,	OBLIGATION,
	SERIES A,	SERIES TE,	SERIES B,	SERIES A,	SERIES B,
DESCRIPTION	4.13%, 3/15/2033	5.00%, 12/15/2029	5.00%, 4/1/2018	5.00%, 1/1/2049	3.00%, 6/1/2017

MARKET VALUE	$978,471	910,110	846,817	833,302	643,519

% OF NET ASSETS	3.8	3.5	3.3	3.2	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.8%
Short Term Investments	0.7
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	SHORT TERM INDEX	VALUE	VALUE	SHORT TERM INDEX

SIX MONTHS	0.06%	0.29%	0.17%	N/A	N/A	N/A

ONE YEAR	0.92%	0.84%	1.12%	0.92%	0.84%	1.12%

THREE YEARS	3.13%	3.09%	3.95%	1.03%	1.02%	1.30%

FIVE YEARS	8.23%	8.19%	9.69%	1.59%	1.59%	1.87%

SINCE INCEPTION (1)	21.56%	21.68%	25.15%	2.74%	2.75%	3.15%

(1)	For the period October 10, 2007 to December 31, 2014.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

CALIFORNIA, BAY
	CALIFORNIA, STATE	AREA TOLL	WASHINGTON, STATE	CENTRAL PLAINS	HAWAII, STATE
	DEPARTMENT OF WATER	AUTHORITY, TOLL	GENERAL	ENERGY PROJECT, NE,	GENERAL
	RESOURCES REVENUE,	BRIDGE REVENUE,	OBLIGATION,	NATURAL GAS	OBLIGATION,
	SERIES L,	SERIES C,	SERIES B,	REVENUE,	SERIES EF,
DESCRIPTION	5.00%, 5/1/2019	1.88%, 4/1/2047	4.00%, 7/1/2019	5.00%, 8/1/2039	5.00%, 11/1/2018

MARKET VALUE	$31,748,270	29,602,705	28,291,300	27,396,781	26,314,269

% OF NET ASSETS	1.3	1.2	1.2	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.1%
Short Term Investments	0.4
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/23/09, 9/24/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P VRDO Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P NATIONAL			S&P NATIONAL
	NET ASSET	MARKET	AMT-FREE MUNICIPAL	NET ASSET	MARKET	AMT-FREE MUNICIPAL
	VALUE	VALUE	VRDO INDEX	VALUE	VALUE	VRDO INDEX

SIX MONTHS	−0.06%	−0.10%	0.01%	N/A	N/A	N/A

ONE YEAR	−0.10%	−0.07%	0.05%	−0.10%	−0.07%	0.05%

THREE YEARS	0.06%	0.17%	0.40%	0.02%	0.06%	0.13%

FIVE YEARS	1.48%	1.44%	1.04%	0.29%	0.29%	0.21%

SINCE INCEPTION (1)	1.56%	1.56%	1.14%	0.29%	0.29%	0.22%

(1)	For the period September 23, 2009 to December 31, 2014.

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	NEW YORK, NY, CITY	MASSACHUSETTS BAY		MONTGOMERY
	TRANSITIONAL	TRANSPORTATION		COUNTY, VA,	NEW YORK, STATE
	FINANCE AUTHORITY	AUTHORITY SALES TAX	MONTGOMERY COUNTY,	INDUSTRIAL	HOUSING FINANCE
	REVENUE,	REVENUE,	TN, PUBLIC BUILDING	DEVELOPMENT	AGENCY,
	SERIES 3,	SERIES A-1,	AUTHORITY REVENUE,	AUTHORITY REVENUE,	SERIES A,
DESCRIPTION	0.20%, 11/1/2022	0.03%, 7/1/2021	0.06%, 9/1/2029	0.05%, 2/1/2039	0.04%, 11/1/2037

MARKET VALUE	$325,000	300,000	300,000	300,000	300,000

% OF NET ASSETS	5.4	5.0	5.0	5.0	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.9%
Short Term Investments	0.1
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.50%*.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P			S&P
	NET ASSET	MARKET	MUNICIPAL	NET ASSET	MARKET	MUNICIPAL
	VALUE	VALUE	YIELD INDEX	VALUE	VALUE	YIELD INDEX

SIX MONTHS	4.85%	4.93%	5.11%	N/A	N/A	N/A

ONE YEAR	16.44%	18.10%	13.75%	16.44%	18.10%	13.75%

THREE YEARS	0.56%	0.48%	0.55%	0.19%	0.16%	0.18%

SINCE INCEPTION (1)	38.82%	38.94%	39.79%	9.22%	9.24%	9.43%

(1)	For the period April 13, 2011 to December 31, 2014.
*	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.4500% until October 31, 2015.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	SAN JOAQUIN HILLS	JEFFERSON COUNTY,
	TRANSPORTATION	AL, SUBORDINATE	MICHIGAN STRATEGIC		PUBLIC AUTHORITY
	CORRIDOR AGENCY	LIEN SEWER WARRANT	FUND, TAX	MT. VERNON	FOR COLORADO, STATE
	REVENUE,	REVENUE,	ALLOCATION,	SCHOOL BUILDING	NATURAL GAS
	SERIES B,	SERIES D,	SERIES A,	CORP. REVENUE,	PURCHASE REVENUE,
DESCRIPTION	5.25%, 1/15/2049	6.00%, 10/1/2042	4.13%, 7/1/2045	5.00%, 1/15/2037	6.25%, 11/15/2028

MARKET VALUE	$5,275,300	4,968,440	4,746,969	4,598,117	3,636,724

% OF NET ASSETS	1.5	1.4	1.3	1.3	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.6%
Short Term Investments	0.2
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/10, 5/13/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Build America Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS BUILD	NET ASSET	MARKET	BARCLAYS BUILD
	VALUE	VALUE	AMERICA BOND INDEX	VALUE	VALUE	AMERICA BOND INDEX

SIX MONTHS	6.03%	6.31%	6.45%	N/A	N/A	N/A

ONE YEAR	20.46%	21.66%	21.33%	20.46%	21.66%	21.33%

THREE YEARS	25.77%	26.63%	28.34%	7.94%	8.19%	8.67%

SINCE INCEPTION (1)	56.50%	56.53%	61.75%	10.13%	10.14%	10.93%

(1)	For the period May 12, 2010 to December 31, 2014.

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays Build America Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

		NEW JERSEY, STATE
	CALIFORNIA, STATE	TURNPIKE AUTHORITY		CALIFORNIA, STATE	CALIFORNIA, STATE
	GENERAL OBLIGATION,	REVENUE,	TREASURY BONDS,	GENERAL OBLIGATION,	GENERAL OBLIGATION,
DESCRIPTION	7.30%, 10/1/2039	7.10%, 1/1/2041	3.13%, 8/15/2044	7.55%, 4/1/2039	7.60%, 11/1/2040

MARKET VALUE	$5,464,793	4,887,612	4,305,320	3,927,419	3,198,676

% OF NET ASSETS	4.6	4.1	3.6	3.3	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	93.5%
U.S. Treasury Obligations	3.6
Short Term Investments	0.4
Other Assets & Liabilities	2.5

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DB International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DB GLOBAL			DB GLOBAL
			GOVERNMENT EX-U.S.			GOVERNMENT EX-U.S.
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND CAPPED INDEX	VALUE	VALUE	BOND CAPPED INDEX

SIX MONTHS	−7.08%	−7.06%	−7.02%	N/A	N/A	N/A

ONE YEAR	−0.35%	−0.22%	−0.01%	−0.35%	−0.22%	−0.01%

THREE YEARS	8.14%	7.78%	9.82%	2.64%	2.53%	3.17%

FIVE YEARS	18.38%	17.54%	21.56%	3.43%	3.28%	3.98%

SINCE INCEPTION (1)	12.56%	12.11%	19.20%	1.75%	1.69%	2.62%

(1)	For the period March 13, 2008 to December 31, 2014.

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR DB International Government Inflation-Protected Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

		UNITED KINGDOM	REPUBLIC OF SOUTH
	REPUBLIC OF FRANCE,	TREASURY BOND,	KOREA,	REPUBLIC OF POLAND,	REPUBLIC OF FRANCE,
DESCRIPTION	2.25%, 7/25/2020	4.13%, 7/22/2030	2.75%, 6/10/2020	3.00%, 8/24/2016	1.00%, 7/25/2017

MARKET VALUE	$30,408,317	26,627,304	19,836,794	17,429,023	16,940,729

% OF NET ASSETS	4.0	3.5	2.6	2.3	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Foreign Government Obligations	99.3%
Short Term Investments	0.2
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 1-3 YEAR			BARCLAYS 1-3 YEAR
	NET ASSET	MARKET	GLOBAL TREASURY	NET ASSET	MARKET	GLOBAL TREASURY
	VALUE	VALUE	EX-US CAPPED INDEX	VALUE	VALUE	EX-US CAPPED INDEX

SIX MONTHS	−11.64%	−11.65%	−11.62%	N/A	N/A	N/A

ONE YEAR	−9.83%	−9.94%	−9.63%	−9.83%	−9.94%	−9.63%

THREE YEARS	−10.10%	−9.50%	−9.34%	−3.49%	−3.27%	−3.21%

FIVE YEARS	−7.70%	−8.31%	−5.82%	−1.59%	−1.72%	−1.19%

SINCE INCEPTION (1)	2.69%	2.62%	5.36%	0.45%	0.44%	0.88%

(1)	For the period January 15, 2009 to December 31, 2014.

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	REPUBLIC OF	GOVERNMENT OF	GOVERNMENT OF	GOVERNMENT OF
	AUSTRIA,	JAPAN 5 YEAR BOND,	JAPAN 10 YEAR BOND,	JAPAN 5 YEAR BOND,	KINGDOM OF SPAIN,
DESCRIPTION	3.20%, 2/20/2017	0.20%, 6/20/2017	0.30%, 12/20/2016	0.10%, 12/20/2017	2.10%, 4/30/2017

MARKET VALUE	$6,630,217	6,624,561	5,456,004	5,414,207	5,269,643

% OF NET ASSETS	2.3	2.3	1.9	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Foreign Government Obligations	96.3%
Short Term Investments	0.2
Other Assets & Liabilities	3.5

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL			BARCLAYS GLOBAL
	NET ASSET	MARKET	TREASURY EX-US	NET ASSET	MARKET	TREASURY EX-US
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

SIX MONTHS	−7.83%	−7.81%	−7.72%	N/A	N/A	N/A

ONE YEAR	−2.48%	−2.48%	−2.03%	−2.48%	−2.48%	−2.03%

THREE YEARS	−0.55%	−0.45%	0.93%	−0.18%	−0.15%	0.31%

FIVE YEARS	7.31%	7.62%	9.89%	1.42%	1.48%	1.90%

SINCE INCEPTION (1)	23.75%	24.05%	29.81%	2.98%	3.02%	3.67%

(1)	For the period October 2, 2007 to December 31, 2014.

SPDR Barclays International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	KOREA TREASURY	KOREA TREASURY	KOREA TREASURY	KOREA TREASURY	GOVERNMENT OF
	BOND,	BOND,	BOND,	BOND,	JAPAN 10 YEAR BOND,
DESCRIPTION	3.50%, 3/10/2024	3.13%, 3/10/2019	3.25%, 9/10/2018	3.50%, 9/10/2016	0.60%, 3/20/2023

MARKET VALUE	$19,880,777	15,911,170	14,621,063	13,964,008	13,096,595

% OF NET ASSETS	1.1	0.8	0.8	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Foreign Government Obligations	98.1%
Short Term Investments	1.0
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays International Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 as supplemented February 3, 2015 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL			BARCLAYS GLOBAL
			AGGREGATE EX-USD			AGGREGATE EX-USD
	NET ASSET	MARKET	> $1B: CORPORATE	NET ASSET	MARKET	> $1B: CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	−8.06%	−7.94%	−7.85%	N/A	N/A	N/A

ONE YEAR	−4.48%	−4.34%	−4.05%	−4.48%	−4.34%	−4.05%

THREE YEARS	13.40%	13.76%	14.76%	4.28%	4.39%	4.69%

SINCE INCEPTION (1)	24.63%	25.32%	27.17%	4.88%	5.00%	5.34%

(1)	For the period May 19, 2010 to December 31, 2014.

SPDR Barclays International Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays International Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

		COOPERATIEVE	COOPERATIEVE	COOPERATIEVE
		CENTRALE	CENTRALE	CENTRALE
		RAIFFEISEN-	RAIFFEISEN-	RAIFFEISEN-
	DEUTSCHE	BOERENLEENBANK	BOERENLEENBANK	BOERENLEENBANK	DEUTSCHE
	BANK AG,	BA/NETHERLANDS,	BA/NETHERLANDS,	BA/NETHERLANDS,	BANK AG,
DESCRIPTION	2.38%, 1/11/2023	4.75%, 1/15/2018	4.13%, 1/14/2020	3.88%, 4/20/2016	5.13%, 8/31/2017

MARKET VALUE	$1,609,609	1,506,064	1,421,107	1,266,445	1,224,157

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.7%
Short Term Investments	0.1
Other Assets & Liabilities	2.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS EM			BARCLAYS EM
			LOCAL CURRENCY			LOCAL CURRENCY
	NET ASSET	MARKET	GOVERNMENT	NET ASSET	MARKET	GOVERNMENT
	VALUE	VALUE	DIVERSIFIED INDEX	VALUE	VALUE	DIVERSIFIED INDEX

SIX MONTHS	−9.75%	−8.97%	−9.52%	N/A	N/A	N/A

ONE YEAR	−4.01%	−4.06%	−3.40%	−4.01%	−4.06%	−3.40%

THREE YEARS	3.84%	3.44%	6.50%	1.27%	1.13%	2.12%

SINCE INCEPTION (1)	3.50%	4.24%	7.25%	0.90%	1.08%	1.83%

(1)	For the period February 23, 2011 to December 31, 2014.

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Emerging Markets Local Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	BRAZIL LETRAS DO		BRAZIL NOTAS DO	BRAZIL LETRAS DO
	TESOURO NACIONAL,	KOREA TREASURY	TESOURO NACIONAL	TESOURO NACIONAL,
	ZERO COUPON,	BOND,	SERIES F,	ZERO COUPON,	MEXICAN BONOS,
DESCRIPTION	1/1/2016	2.75%, 12/10/2015	10.00%, 1/1/2017	7/1/2016	4.75%, 6/14/2018

MARKET VALUE	$2,317,603	1,889,333	1,555,162	1,296,747	1,279,394

% OF NET ASSETS	2.1	1.7	1.4	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Foreign Government Obligations	97.0%
Short Term Investments	7.3
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays International High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/12/14, 3/13/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.40%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL HY			BARCLAYS GLOBAL HY
			ex US DOMICILED			ex US DOMICILED
	NET ASSET	MARKET	350MN+ CASH	NET ASSET	MARKET	350MN+ CASH
	VALUE	VALUE	PAY INDEX	VALUE	VALUE	PAY INDEX

SIX MONTHS	−7.52%	−7.44%	−7.70%	N/A	N/A	N/A

SINCE INCEPTION (1)	−4.68%	−5.35%	−5.07%	N/A	N/A	N/A

(1)	For the period March 12, 2014 to December 31, 2014.

SPDR Barclays International High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays International High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	VIRGIN MEDIA
	SECURED	WIND ACQUISITION		VIMPELCOM	CEMEX
	FINANCE PLC,	FINANCE SA,	COMMERZBANK AG,	HOLDINGS BV,	FINANCE LLC,
DESCRIPTION	5.38%, 4/15/2021	7.00%, 4/23/2021	8.13%, 9/19/2023	6.25%, 3/1/2017	9.38%, 10/12/2022

MARKET VALUE	$258,125	236,633	229,970	227,725	223,000

% OF NET ASSETS	1.0	0.9	0.9	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.2%
Short Term Investments	0.6
Other Assets & Liabilities	2.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/04/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.40%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	HIGH YIELD VERY	NET ASSET	MARKET	HIGH YIELD VERY
	VALUE	VALUE	LIQUID INDEX	VALUE	VALUE	LIQUID INDEX

SIX MONTHS	−4.10%	−4.36%	−3.28%	N/A	N/A	N/A

ONE YEAR	1.15%	0.81%	2.10%	1.15%	0.81%	2.10%

THREE YEARS	22.44%	21.02%	25.55%	6.98%	6.56%	7.88%

FIVE YEARS	46.14%	45.16%	53.24%	7.88%	7.74%	8.91%

SINCE INCEPTION (1)	54.01%	54.02%	81.19%	6.28%	6.28%	8.74%

(1)	For the period November 28, 2007 to December 31, 2014.

SPDR Barclays High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

			CHRYSLER GROUP		SPRINT
			LLC/CG CO-ISSUER,		COMMUNICATIONS,
	FIRST DATA CORP.,	SPRINT CORP.,	INC.,	NUMERICABLE-SFR,	INC.,
DESCRIPTION	12.63%, 1/15/2021	7.88%, 9/15/2023	8.25%, 6/15/2021	6.00%, 5/15/2022	9.00%, 11/15/2018

MARKET VALUE	$61,443,625	55,104,517	52,434,587	51,913,965	51,403,656

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.7%
Short Term Investments	9.9
Other Assets & Liabilities	(7.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.40%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS US HIGH			BARCLAYS US HIGH
			YIELD 350MN CASH			YIELD 350MN CASH
	NET ASSET	MARKET	PAY 0-5YR 2%	NET ASSET	MARKET	PAY 0-5YR 2%
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

SIX MONTHS	−3.38%	−3.76%	−2.51%	N/A	N/A	N/A

ONE YEAR	−0.73%	−1.33%	0.47%	−0.73%	−1.33%	0.47%

SINCE INCEPTION (1)	12.78%	12.68%	16.88%	4.39%	4.35%	5.73%

(1)	For the period March 14, 2012 to December 31, 2014.

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	CHRYSLER GROUP	SPRINT		VALEANT PHARMACEUTICALS	DYNEGY FINANCE I,
	LLC/CG CO-ISSUER,	COMMUNICATIONS,		INTERNATIONAL,	INC./DYNEGY
	INC.,	INC.,	NUMERICABLE-SFR,	INC.,	FINANCE II, INC.,
DESCRIPTION	8.00%, 6/15/2019	9.00%, 11/15/2018	4.88%, 5/15/2019	6.75%, 8/15/2018	6.75%, 11/1/2019

MARKET VALUE	$33,769,304	28,014,162	27,378,325	26,562,337	24,791,387

% OF NET ASSETS	0.9	0.7	0.7	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.3%
Short Term Investments	9.9
Other Assets & Liabilities	(7.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Investment Grade Floating Rate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.15%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			DOLLAR FLOATING			DOLLAR FLOATING
	NET ASSET	MARKET	RATE NOTE	NET ASSET	MARKET	RATE NOTE
	VALUE	VALUE	< 5 YEARS INDEX	VALUE	VALUE	< 5 YEARS INDEX

SIX MONTHS	−0.02%	−0.20%	0.08%	N/A	N/A	N/A

ONE YEAR	0.39%	−0.06%	0.61%	0.39%	−0.06%	0.61%

THREE YEARS	5.02%	3.99%	5.72%	1.65%	1.31%	1.87%

SINCE INCEPTION (1)	4.84%	4.68%	5.70%	1.54%	1.49%	1.81%

(1)	For the period November 30, 2011 to December 31, 2014.

SPDR Barclays Investment Grade Floating Rate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Investment Grade Floating Rate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	THE GOLDMAN SACHS	THE TORONTO-	JPMORGAN		THE TORONTO-
	GROUP, INC.,	DOMINION BANK,	CHASE & CO.,	KOMMUNALBANKEN AS,	DOMINION BANK,
DESCRIPTION	0.70%, 3/22/2016	0.41%, 5/1/2015	0.68%, 4/23/2015	0.63%, 3/27/2017	0.70%, 9/9/2016

MARKET VALUE	$5,768,108	4,302,589	3,915,339	3,775,984	3,509,376

% OF NET ASSETS	1.5	1.1	1.0	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.1%
Foreign Government Obligations	1.2
Short Term Investments	3.7
Other Assets & Liabilities	(3.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BOFA MERRILL LYNCH			BOFA MERRILL LYNCH
			EMERGING MARKETS			EMERGING MARKETS
	NET ASSET	MARKET	DIVERSIFIED	NET ASSET	MARKET	DIVERSIFIED
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

SIX MONTHS	−3.36%	−5.95%	−3.59%	N/A	N/A	N/A

ONE YEAR	3.25%	1.76%	3.22%	3.25%	1.76%	3.22%

SINCE INCEPTION (1)	8.15%	6.70%	9.68%	3.13%	2.59%	3.71%

(1)	For the period June 18, 2012 to December 31, 2014.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	PETROLEOS		CNOOC	AMERICA MOVIL	HUTCHISON WHAMPOA
	MEXICANOS,	PETROLEOS MEXICANOS,	FINANCE 2013, LTD.,	SAB DE CV,	INTERNATIONAL 11, LTD.,
DESCRIPTION	5.50%, 1/21/2021	6.50%, 6/2/2041	3.00%, 5/9/2023	5.00%, 3/30/2020	4.63%, 1/13/2022

MARKET VALUE	$433,000	384,412	331,242	330,822	325,033

% OF NET ASSETS	1.9	1.7	1.4	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.6%
Short Term Investments	15.6
Other Assets & Liabilities	(14.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Crossover Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 is 0.40%*.

PERFORMANCE AS OF DECEMBER 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BOFA MERRILL LYNCH			BOFA MERRILL LYNCH
			US DIVERSIFIED			US DIVERSIFIED
	NET ASSET	MARKET	CROSSOVER	NET ASSET	MARKET	CROSSOVER
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

SIX MONTHS	−0.02%	0.25%	0.21%	N/A	N/A	N/A

ONE YEAR	6.04%	7.07%	6.44%	6.04%	7.07%	6.44%

SINCE INCEPTION (1)	15.34%	15.83%	16.24%	5.78%	5.96%	6.11%

(1)	For the period June 18, 2012 to December 31, 2014.
*	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% until October 31, 2015.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

	ALLY FINANCIAL,		VERIZON	ROYAL BANK OF
	INC.,	NAVIENT LLC,	COMMUNICATIONS, INC.,	SCOTLAND GROUP PLC,	NAVIENT LLC,
DESCRIPTION	2.75%, 1/30/2017	8.00%, 3/25/2020	5.15%, 9/15/2023	6.13%, 12/15/2022	6.00%, 1/25/2017

MARKET VALUE	$249,220	221,500	220,847	217,681	209,500

% OF NET ASSETS	0.6	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.7%
Short Term Investments	14.6
Other Assets & Liabilities	(12.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 109.8%
Treasury Bills*
0.00%, 2/12/2015	$128,999,000	$128,996,746
0.00%, 2/19/2015	128,999,000	128,996,362
0.00%, 3/5/2015	192,182,000	192,176,955
0.00%, 3/12/2015	123,733,000	123,729,395
0.00%, 2/5/2015	176,386,000	176,382,569
0.01%, 1/2/2015	130,819,000	130,819,000
0.01%, 3/19/2015	123,733,000	123,729,026
0.01%, 3/26/2015	123,733,000	123,728,667
0.01%, 2/26/2015	126,366,000	126,363,049
0.03%, 4/2/2015	192,182,000	192,162,572

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,447,114,126)		1,447,084,341

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.07% (a)(b)(c) (Cost $775,972)	775,972	775,972

TOTAL INVESTMENTS — 109.9% (d)
(Cost $1,447,890,098)		1,447,860,313
OTHER ASSETS & LIABILITIES — (9.9)%		(130,719,583)

NET ASSETS — 100.0%		$1,317,140,730

*	Rate shown is the discount rate at time of purchase, not a coupon rate
(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds
0.75%, 2/15/2042	$14,085,506	$13,744,355
1.38%, 2/15/2044	13,595,931	15,454,766
1.75%, 1/15/2028	10,270,433	11,653,758
2.00%, 1/15/2026	13,866,871	15,927,350
2.13%, 2/15/2040	9,659,081	12,567,334
2.13%, 2/15/2041	15,073,165	19,748,257
2.38%, 1/15/2025	20,442,973	24,052,384
2.38%, 1/15/2027	11,247,324	13,491,503
2.50%, 1/15/2029	9,069,169	11,286,854
3.38%, 4/15/2032 (a)	3,887,672	5,531,418
3.63%, 4/15/2028	14,280,147	19,682,042
3.88%, 4/15/2029	16,320,042	23,421,871
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	23,916,903	23,842,043
0.13%, 4/15/2017	26,919,431	26,944,735
0.13%, 4/15/2018	29,765,625	29,663,231
0.13%, 4/15/2019	29,020,779	28,744,211
0.13%, 1/15/2022 (a)	25,100,384	24,468,858
0.13%, 7/15/2022	24,535,391	23,945,069
0.13%, 1/15/2023	24,443,908	23,680,036
0.13%, 7/15/2024	23,762,589	22,942,067
0.38%, 7/15/2023	24,244,787	24,021,250
0.63%, 7/15/2021	21,883,475	22,204,944
0.63%, 1/15/2024	24,181,106	24,339,734
0.63%, 2/15/2043	13,766,489	12,998,595
1.13%, 1/15/2021	23,073,598	24,014,539
1.25%, 7/15/2020	20,432,404	21,473,231
1.38%, 7/15/2018 (a)	9,555,884	10,014,279
1.38%, 1/15/2020	12,074,915	12,691,823
1.63%, 1/15/2018	10,780,137	11,293,919
1.88%, 7/15/2019	9,789,499	10,522,145
2.00%, 1/15/2016	11,524,087	11,695,104
2.13%, 1/15/2019	9,458,911	10,177,221
2.38%, 1/15/2017	11,771,290	12,350,673
2.50%, 7/15/2016	13,627,391	14,206,555
2.63%, 7/15/2017	9,295,546	9,967,985

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $622,901,582)		622,764,139

	Shares
SHORT TERM INVESTMENTS — 2.3%
MONEY MARKET FUNDS — 2.3%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	14,660,709	14,660,709
State Street Institutional Liquid Reserves Fund 0.07% (c)(d)	13,293	13,293

TOTAL SHORT TERM INVESTMENT — (e)
(Cost $14,674,002)		14,674,002

TOTAL INVESTMENTS — 101.9% (f)
(Cost $637,575,584)		637,438,141
OTHER ASSETS & LIABILITIES — (1.9)%		(11,907,380)

NET ASSETS — 100.0%		$625,530,761

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays 0-5 Year TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$613,181	$611,261
0.13%, 4/15/2017	689,988	690,636
0.13%, 4/15/2018	763,221	760,596
0.13%, 4/15/2019	752,870	745,695
0.50%, 4/15/2015	338,571	334,126
1.38%, 7/15/2018	244,454	256,181
1.63%, 1/15/2018	276,555	289,736
1.88%, 7/15/2015	307,633	308,596
1.88%, 7/15/2019	251,331	270,141
2.00%, 1/15/2016	301,484	305,958
2.13%, 1/15/2019	242,206	260,599
2.38%, 1/15/2017	301,429	316,265
2.50%, 7/15/2016	349,208	364,049
2.63%, 7/15/2017	238,302	255,541

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $5,907,694)		5,769,380

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.07% (a)(b)(c) (Cost $14,003)	14,003	14,003

TOTAL INVESTMENTS — 99.7% (d)
(Cost $5,921,697)		5,783,383
OTHER ASSETS & LIABILITIES — 0.3%		16,593

NET ASSETS — 100.0%		$5,799,976

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays 1-10 Year TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$643,960	$641,944
0.13%, 4/15/2017	725,757	726,439
0.13%, 4/15/2018	802,682	799,921
0.13%, 4/15/2019	792,089	784,541
0.13%, 1/15/2022 (a)	677,312	660,271
0.13%, 7/15/2022	661,671	645,751
0.13%, 1/15/2023	659,214	638,614
0.13%, 7/15/2024	640,330	618,220
0.38%, 7/15/2023	653,835	647,807
0.63%, 7/15/2021	589,775	598,439
0.63%, 1/15/2024	648,048	652,300
1.13%, 1/15/2021	621,981	647,346
1.25%, 7/15/2020	551,259	579,341
1.38%, 7/15/2018	257,563	269,918
1.38%, 1/15/2020	325,797	342,442
1.63%, 1/15/2018 (a)	290,951	304,818
1.88%, 7/15/2019	264,121	283,888
2.00%, 1/15/2016	313,098	317,744
2.13%, 1/15/2019	254,705	274,047
2.38%, 1/15/2017 (a)	317,796	333,438
2.50%, 7/15/2016 (a)	367,440	383,056
2.63%, 7/15/2017	250,108	268,201

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $11,761,270)		11,418,486

	Shares
SHORT TERM INVESTMENTS — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	807,036	807,036
State Street Institutional Liquid Reserves Fund 0.07% (c)(d)	42,803	42,803

TOTAL SHORT TERM INVESTMENT — (e)
(Cost $849,839)		849,839

TOTAL INVESTMENTS — 107.0% (f)
(Cost $12,611,109)		12,268,325
OTHER ASSETS & LIABILITIES — (7.0)%		(803,728)

NET ASSETS — 100.0%		$11,464,597

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds
7.25%, 5/15/2016	$82,500	$90,136
7.50%, 11/15/2016	87,500	98,648
8.13%, 8/15/2019	31,200	40,358
8.75%, 5/15/2017	43,700	51,826
8.88%, 8/15/2017 (a)	25,000	30,136
8.88%, 2/15/2019	37,500	48,700
9.00%, 11/15/2018	31,200	40,218
9.13%, 5/15/2018	18,700	23,593
9.25%, 2/15/2016 (a)	26,200	28,800
Treasury Notes
0.25%, 2/29/2016	125,000	124,825
0.25%, 4/15/2016	118,700	118,495
0.25%, 5/15/2016	118,700	118,399
0.38%, 1/15/2016	156,200	156,334
0.38%, 1/31/2016	93,700	93,768
0.38%, 2/15/2016	112,500	112,527
0.38%, 3/15/2016	125,000	124,999
0.38%, 3/31/2016	118,700	118,674
0.38%, 4/30/2016 (a)	125,000	124,950
0.38%, 5/31/2016 (a)	125,000	124,902
0.38%, 10/31/2016	100,000	99,562
0.50%, 6/15/2016 (a)	100,000	100,059
0.50%, 6/30/2016 (a)	93,700	93,719
0.50%, 7/31/2016 (a)	93,700	93,722
0.50%, 8/31/2016	125,000	124,907
0.50%, 9/30/2016	125,000	124,824
0.50%, 11/30/2016 (a)	50,000	49,875
0.50%, 7/31/2017	93,700	92,617
0.63%, 7/15/2016	93,700	93,872
0.63%, 8/15/2016	126,200	126,358
0.63%, 10/15/2016	93,700	93,725
0.63%, 11/15/2016	175,000	174,979
0.63%, 12/15/2016 (a)	100,000	99,938
0.63%, 12/31/2016	115,000	114,879
0.63%, 2/15/2017	125,000	124,663
0.63%, 5/31/2017	93,700	93,158
0.63%, 8/31/2017	118,700	117,537
0.63%, 9/30/2017	81,200	80,303
0.63%, 11/30/2017	118,700	117,128
0.63%, 4/30/2018	93,700	91,789
0.75%, 1/15/2017 (a)	93,700	93,773
0.75%, 3/15/2017 (a)	156,200	156,145
0.75%, 6/30/2017	93,700	93,334
0.75%, 10/31/2017 (a)	125,000	123,955
0.75%, 12/31/2017	137,500	136,007
0.75%, 2/28/2018	112,500	110,931
0.75%, 3/31/2018	62,500	61,538
0.88%, 9/15/2016	95,000	95,471
0.88%, 11/30/2016	102,500	102,945
0.88%, 12/31/2016	111,200	111,599
0.88%, 1/31/2017	156,200	156,670
0.88%, 2/28/2017	113,700	113,984
0.88%, 4/15/2017	156,200	156,408
0.88%, 4/30/2017 (a)	156,200	156,370
0.88%, 5/15/2017	100,000	100,023
0.88%, 6/15/2017	125,000	124,902
0.88%, 7/15/2017	93,700	93,561
0.88%, 8/15/2017	93,700	93,440
0.88%, 10/15/2017	130,000	129,462
0.88%, 11/15/2017 (a)	50,000	49,744
0.88%, 1/31/2018	50,000	49,586
0.88%, 7/31/2019	62,500	60,559
1.00%, 8/31/2016	116,200	117,031
1.00%, 9/30/2016 (a)	147,500	148,561
1.00%, 10/31/2016	91,200	91,848
1.00%, 3/31/2017	75,000	75,325
1.00%, 9/15/2017 (a)	93,700	93,719
1.00%, 12/15/2017	100,000	99,770
1.00%, 5/31/2018	118,700	117,527
1.00%, 6/30/2019	31,200	30,443
1.00%, 8/31/2019	62,500	60,781
1.00%, 9/30/2019	93,700	91,127
1.00%, 11/30/2019	50,000	48,498
1.13%, 5/31/2019 (a)	43,700	42,927
1.13%, 12/31/2019	100,000	97,519
1.25%, 10/31/2018	125,000	124,194
1.25%, 11/30/2018	93,700	93,012
1.25%, 1/31/2019	131,200	129,939
1.25%, 4/30/2019	62,500	61,765
1.25%, 10/31/2019	50,000	49,192
1.38%, 6/30/2018	62,500	62,627
1.38%, 7/31/2018	93,700	93,788
1.38%, 9/30/2018	181,200	181,022
1.38%, 11/30/2018	56,200	56,086
1.38%, 12/31/2018 (a)	62,500	62,241
1.38%, 2/28/2019	62,500	62,148
1.50%, 6/30/2016	102,500	104,025
1.50%, 7/31/2016	110,000	111,659
1.50%, 8/31/2018	156,200	156,939
1.50%, 12/31/2018	156,200	156,444
1.50%, 1/31/2019	156,200	156,261
1.50%, 2/28/2019	143,700	143,779
1.50%, 3/31/2019	56,200	56,187
1.50%, 5/31/2019	125,000	124,707
1.50%, 10/31/2019	150,000	149,028
1.50%, 11/30/2019 (a)	100,000	99,352
1.63%, 3/31/2019	125,000	125,533
1.63%, 4/30/2019	125,000	125,415
1.63%, 6/30/2019	125,000	125,327
1.63%, 7/31/2019	125,000	125,175
1.63%, 8/31/2019 (a)	125,000	125,097
1.63%, 12/31/2019	125,000	124,815
1.75%, 5/31/2016	92,500	94,159
1.75%, 10/31/2018	62,500	63,301
1.75%, 9/30/2019	125,000	125,674
1.88%, 8/31/2017 (a)	93,700	95,834
1.88%, 9/30/2017	112,500	115,080
1.88%, 10/31/2017	131,200	134,224
2.00%, 1/31/2016	110,000	111,967
2.00%, 4/30/2016	98,700	100,742
2.13%, 2/29/2016	37,500	38,264
2.25%, 3/31/2016	68,700	70,297
2.25%, 11/30/2017	137,500	142,135
2.25%, 7/31/2018 (a)	43,700	45,113
2.38%, 3/31/2016	62,500	64,028
2.38%, 7/31/2017	131,200	135,961

See accompanying notes to financial statements.

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.38%, 5/31/2018	$87,500	$90,686
2.38%, 6/30/2018	87,500	90,679
2.50%, 6/30/2017	81,200	84,375
2.63%, 2/29/2016	105,000	107,731
2.63%, 4/30/2016	51,200	52,679
2.63%, 1/31/2018	25,000	26,102
2.63%, 4/30/2018 (a)	62,500	65,334
2.75%, 11/30/2016	58,700	61,013
2.75%, 5/31/2017 (a)	87,500	91,472
2.75%, 12/31/2017 (a)	105,000	110,020
2.75%, 2/28/2018	87,500	91,690
2.75%, 2/15/2019	62,500	65,762
2.88%, 3/31/2018	87,500	92,033
3.00%, 8/31/2016 (a)	67,500	70,237
3.00%, 9/30/2016	63,700	66,355
3.00%, 2/28/2017	62,500	65,501
3.13%, 10/31/2016	125,000	130,640
3.13%, 1/31/2017	138,700	145,586
3.13%, 4/30/2017 (a)	56,200	59,190
3.13%, 5/15/2019	125,000	133,261
3.25%, 5/31/2016 (a)	96,200	99,958
3.25%, 6/30/2016	46,200	48,084
3.25%, 7/31/2016 (a)	98,700	102,921
3.25%, 12/31/2016	163,700	171,923
3.25%, 3/31/2017	112,500	118,665
3.38%, 11/15/2019	100,000	108,359
3.50%, 2/15/2018	50,000	53,563
3.63%, 8/15/2019	125,000	136,332
3.75%, 11/15/2018	112,500	122,581
3.88%, 5/15/2018	87,500	95,108
4.00%, 8/15/2018 (a)	93,700	102,748
4.25%, 11/15/2017	62,500	68,125
4.50%, 2/15/2016	41,200	43,097
4.50%, 5/15/2017	20,000	21,714
4.63%, 11/15/2016 (a)	57,500	61,775
4.63%, 2/15/2017	51,200	55,380
4.75%, 8/15/2017	87,500	96,069
4.88%, 8/15/2016	46,200	49,432
5.13%, 5/15/2016	47,500	50,534

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $14,908,044)		14,892,635

	Shares
SHORT TERM INVESTMENTS — 11.7%
MONEY MARKET FUNDS — 11.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,216,766	1,216,766
State Street Institutional Liquid Reserves Fund 0.07% (c)(d)	536,296	536,296

TOTAL SHORT TERM INVESTMENT — (e)
(Cost $1,753,062)		1,753,062

TOTAL INVESTMENTS — 110.7% (f)
(Cost $16,661,106)		16,645,697
OTHER ASSETS & LIABILITIES — (10.7)%		(1,610,750)

NET ASSETS — 100.0%		$15,034,947

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds
6.25%, 8/15/2023	$218,000	$290,358
7.13%, 2/15/2023	193,400	267,283
7.25%, 5/15/2016	376,000	410,803
7.25%, 8/15/2022	184,800	254,202
7.50%, 11/15/2016	243,800	274,863
7.50%, 11/15/2024 (a)	193,300	285,692
7.63%, 11/15/2022 (a)	163,200	230,469
7.88%, 2/15/2021	126,800	171,339
8.00%, 11/15/2021	308,200	428,759
8.13%, 8/15/2019	284,600	368,136
8.13%, 5/15/2021	58,000	79,800
8.13%, 8/15/2021	58,000	80,579
8.50%, 2/15/2020	126,800	169,525
8.75%, 5/15/2017	194,400	230,551
8.75%, 5/15/2020 (a)	103,200	140,650
8.75%, 8/15/2020	193,400	265,894
8.88%, 8/15/2017 (a)	126,800	152,849
8.88%, 2/15/2019	194,400	252,461
9.00%, 11/15/2018 (a)	149,100	192,194
9.13%, 5/15/2018	206,200	260,150
9.25%, 2/15/2016 (a)	150,400	165,327
Treasury Notes
0.25%, 2/29/2016	1,294,100	1,292,288
0.25%, 4/15/2016	812,000	810,595
0.25%, 5/15/2016	975,100	972,623
0.38%, 1/15/2016 (a)	1,010,100	1,010,969
0.38%, 1/31/2016	1,073,900	1,074,684
0.38%, 2/15/2016	1,324,100	1,324,418
0.38%, 3/15/2016	812,000	811,992
0.38%, 3/31/2016	1,035,400	1,035,172
0.38%, 4/30/2016 (a)	966,500	966,113
0.38%, 5/31/2016 (a)	1,073,900	1,073,062
0.38%, 10/31/2016	499,800	497,611
0.50%, 6/15/2016 (a)	951,400	951,961
0.50%, 6/30/2016	1,035,600	1,035,807
0.50%, 7/31/2016 (a)	1,035,600	1,035,838
0.50%, 8/31/2016	1,000,000	999,260
0.50%, 9/30/2016	100,000	99,859
0.50%, 11/30/2016 (a)	725,000	723,188
0.50%, 7/31/2017	1,646,300	1,627,269
0.63%, 7/15/2016	689,600	690,869
0.63%, 8/15/2016	787,100	788,084
0.63%, 10/15/2016	1,561,500	1,561,922
0.63%, 11/15/2016	656,100	656,021
0.63%, 12/15/2016 (a)	1,035,400	1,034,758
0.63%, 12/31/2016	500,000	499,475
0.63%, 2/15/2017	1,294,100	1,290,606
0.63%, 5/31/2017	1,729,100	1,719,106
0.63%, 8/31/2017	1,588,300	1,572,735
0.63%, 9/30/2017	714,100	706,209
0.63%, 11/30/2017	1,605,500	1,584,243
0.63%, 4/30/2018	772,100	756,357
0.75%, 1/15/2017	1,036,900	1,037,709
0.75%, 3/15/2017 (a)	776,600	776,328
0.75%, 6/30/2017	866,800	863,411
0.75%, 10/31/2017 (a)	1,644,300	1,630,554
0.75%, 12/31/2017	693,700	686,166
0.75%, 2/28/2018	787,100	776,120
0.75%, 3/31/2018	812,000	799,503
0.88%, 9/15/2016	878,600	882,958
0.88%, 11/30/2016	951,500	955,629
0.88%, 12/31/2016	1,759,100	1,765,415
0.88%, 1/31/2017	849,600	852,157
0.88%, 2/28/2017	708,700	710,472
0.88%, 4/15/2017	644,400	645,257
0.88%, 4/30/2017 (a)	1,729,100	1,730,985
0.88%, 5/15/2017	939,800	940,016
0.88%, 6/15/2017	1,035,600	1,034,792
0.88%, 7/15/2017	776,800	775,650
0.88%, 8/15/2017	750,000	747,923
0.88%, 10/15/2017 (a)	499,800	497,731
0.88%, 11/15/2017 (a)	725,000	721,288
0.88%, 1/31/2018	670,200	664,651
0.88%, 7/31/2019	368,400	356,957
1.00%, 8/31/2016	951,500	958,303
1.00%, 9/30/2016 (a)	1,943,900	1,957,877
1.00%, 10/31/2016 (a)	1,685,100	1,697,081
1.00%, 3/31/2017	877,300	881,107
1.00%, 9/15/2017 (a)	750,000	750,150
1.00%, 12/15/2017	550,000	548,735
1.00%, 5/31/2018	1,696,900	1,680,135
1.00%, 6/30/2019	421,000	410,787
1.00%, 8/31/2019	553,200	537,987
1.00%, 9/30/2019	569,100	553,473
1.00%, 11/30/2019 (a)	569,100	552,004
1.13%, 5/31/2019 (a)	445,800	437,909
1.13%, 12/31/2019	733,600	715,399
1.13%, 3/31/2020 (a)	661,600	642,632
1.13%, 4/30/2020	733,600	711,592
1.25%, 10/31/2018	743,100	738,307
1.25%, 11/30/2018	1,735,500	1,722,761
1.25%, 1/31/2019	519,800	514,805
1.25%, 4/30/2019 (a)	347,000	342,919
1.25%, 10/31/2019 (a)	333,000	327,615
1.25%, 2/29/2020 (a)	638,900	625,349
1.38%, 6/30/2018	714,100	715,550
1.38%, 7/31/2018	714,100	714,771
1.38%, 9/30/2018	1,939,400	1,937,499
1.38%, 11/30/2018	355,300	354,579
1.38%, 12/31/2018 (a)	446,800	444,950
1.38%, 2/28/2019	1,367,100	1,359,403
1.38%, 1/31/2020	588,600	580,436
1.38%, 5/31/2020	609,000	597,484
1.50%, 6/30/2016	935,300	949,217
1.50%, 7/31/2016	951,500	965,849
1.50%, 8/31/2018	2,222,100	2,232,611
1.50%, 12/31/2018	1,294,100	1,296,119
1.50%, 1/31/2019	805,600	805,914
1.50%, 2/28/2019	1,294,100	1,294,812
1.50%, 3/31/2019	331,700	331,624
1.50%, 5/31/2019	805,600	803,715
1.50%, 10/31/2019	750,100	745,239
1.50%, 11/30/2019 (a)	966,700	960,436
1.63%, 3/31/2019	776,600	779,908
1.63%, 4/30/2019	805,600	808,275
1.63%, 6/30/2019	1,035,600	1,038,313

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.63%, 7/31/2019	$1,035,600	$1,037,050
1.63%, 8/31/2019 (a)	750,000	750,585
1.63%, 12/31/2019	1,000,000	998,520
1.63%, 8/15/2022	740,900	720,066
1.63%, 11/15/2022	1,414,300	1,370,980
1.75%, 5/31/2016	713,200	725,988
1.75%, 10/31/2018	400,600	405,732
1.75%, 9/30/2019	1,000,000	1,005,390
1.75%, 10/31/2020	1,561,500	1,554,177
1.75%, 5/15/2022	1,058,000	1,039,813
1.75%, 5/15/2023	2,489,500	2,422,109
1.88%, 8/31/2017 (a)	844,200	863,423
1.88%, 9/30/2017	704,600	720,756
1.88%, 10/31/2017	707,800	724,115
1.88%, 6/30/2020	497,100	500,421
1.88%, 11/30/2021 (a)	725,000	720,752
2.00%, 1/31/2016	835,600	850,540
2.00%, 4/30/2016	935,700	955,060
2.00%, 7/31/2020	569,100	576,037
2.00%, 9/30/2020	619,800	625,998
2.00%, 11/30/2020	1,474,500	1,487,048
2.00%, 2/28/2021	1,035,400	1,042,358
2.00%, 5/31/2021	805,600	809,217
2.00%, 8/31/2021	600,000	601,662
2.00%, 10/31/2021	600,300	601,681
2.00%, 11/15/2021	1,092,100	1,095,726
2.00%, 2/15/2022	901,300	903,021
2.00%, 2/15/2023	1,605,500	1,597,906
2.13%, 2/29/2016	446,800	455,897
2.13%, 8/31/2020	656,100	667,477
2.13%, 1/31/2021	537,000	544,846
2.13%, 6/30/2021	776,800	785,990
2.13%, 8/15/2021	1,073,000	1,085,490
2.13%, 9/30/2021	1,000,000	1,010,860
2.13%, 12/31/2021	875,000	883,505
2.25%, 3/31/2016	633,500	648,223
2.25%, 11/30/2017	539,200	557,376
2.25%, 7/31/2018 (a)	289,000	298,346
2.25%, 3/31/2021	1,035,400	1,056,874
2.25%, 4/30/2021	805,600	821,962
2.25%, 7/31/2021 (a)	1,035,600	1,055,742
2.25%, 11/15/2024 (a)	1,300,000	1,308,736
2.38%, 3/31/2016	408,200	418,180
2.38%, 7/31/2017	719,600	745,714
2.38%, 5/31/2018	421,900	437,261
2.38%, 6/30/2018	421,000	436,295
2.38%, 12/31/2020	1,035,400	1,065,892
2.38%, 8/15/2024	1,350,000	1,374,152
2.50%, 6/30/2017	514,300	534,409
2.50%, 8/15/2023	1,700,100	1,753,568
2.50%, 5/15/2024	1,804,900	1,858,054
2.63%, 2/29/2016	318,000	326,271
2.63%, 4/30/2016	322,200	331,508
2.63%, 1/31/2018	372,500	388,912
2.63%, 4/30/2018 (a)	507,000	529,992
2.63%, 8/15/2020	948,400	990,338
2.63%, 11/15/2020	2,573,300	2,685,470
2.75%, 11/30/2016	826,000	858,553
2.75%, 5/31/2017 (a)	574,600	600,681
2.75%, 12/31/2017 (a)	534,700	560,264
2.75%, 2/28/2018	461,800	483,916
2.75%, 2/15/2019	761,300	801,032
2.75%, 11/15/2023	2,001,900	2,106,139
2.75%, 2/15/2024	1,513,400	1,591,612
2.88%, 3/31/2018	457,600	481,304
3.00%, 8/31/2016 (a)	688,300	716,211
3.00%, 9/30/2016	499,400	520,215
3.00%, 2/28/2017	729,600	764,628
3.13%, 10/31/2016	1,549,700	1,619,622
3.13%, 1/31/2017	824,700	865,646
3.13%, 4/30/2017 (a)	573,600	604,116
3.13%, 5/15/2019	763,500	813,960
3.13%, 5/15/2021	903,100	968,963
3.25%, 5/31/2016 (a)	294,100	305,588
3.25%, 6/30/2016	604,500	629,152
3.25%, 7/31/2016 (a)	554,200	577,903
3.25%, 12/31/2016	577,800	606,823
3.25%, 3/31/2017	502,500	530,037
3.38%, 11/15/2019	969,700	1,050,757
3.50%, 2/15/2018	647,500	693,634
3.50%, 5/15/2020	960,200	1,047,626
3.63%, 8/15/2019	740,000	807,088
3.63%, 2/15/2020	1,107,400	1,214,596
3.63%, 2/15/2021	1,139,600	1,254,939
3.75%, 11/15/2018	771,200	840,307
3.88%, 5/15/2018	378,000	410,867
4.00%, 8/15/2018 (a)	284,600	312,081
4.25%, 11/15/2017	401,500	437,635
4.50%, 2/15/2016	551,000	576,368
4.50%, 5/15/2017	406,000	440,794
4.63%, 11/15/2016 (a)	628,300	675,008
4.63%, 2/15/2017 (a)	339,400	367,109
4.75%, 8/15/2017	382,400	419,848
4.88%, 8/15/2016	491,900	526,313
5.13%, 5/15/2016	367,400	390,869

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $171,761,046)		172,285,956

	Shares
SHORT TERM INVESTMENTS — 10.5%
MONEY MARKET FUNDS — 10.5%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	14,778,704	14,778,704
State Street Institutional Liquid Reserves Fund 0.07% (c)(d)	3,427,425	3,427,425

TOTAL SHORT TERM INVESTMENT — (e)
(Cost $18,206,129)		18,206,129

TOTAL INVESTMENTS — 109.7% (f)
(Cost $189,967,175)		190,492,085
OTHER ASSETS & LIABILITIES — (9.7)%		(16,799,771)

NET ASSETS — 100.0%		$173,692,314

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds
2.75%, 8/15/2042	$4,886,400	$4,887,524
2.75%, 11/15/2042	6,179,200	6,177,285
2.88%, 5/15/2043	8,367,700	8,563,504
3.00%, 5/15/2042	3,355,400	3,529,076
3.00%, 11/15/2044	5,559,400	5,842,151
3.13%, 11/15/2041	2,896,500	3,128,104
3.13%, 2/15/2042	3,946,500	4,250,657
3.13%, 2/15/2043	5,797,100	6,228,462
3.13%, 8/15/2044 (a)	8,569,800	9,223,933
3.38%, 5/15/2044	8,698,100	9,798,584
3.50%, 2/15/2039	2,659,000	3,057,132
3.63%, 8/15/2043	7,224,800	8,502,145
3.63%, 2/15/2044	8,668,700	10,207,394
3.75%, 8/15/2041	3,373,000	4,068,007
3.75%, 11/15/2043	8,096,800	9,738,588
3.88%, 8/15/2040	3,461,800	4,228,796
4.25%, 5/15/2039	2,366,400	3,044,326
4.25%, 11/15/2040	3,497,900	4,530,340
4.38%, 2/15/2038	1,434,300	1,878,431
4.38%, 11/15/2039	2,840,400	3,725,696
4.38%, 5/15/2040 (a)	3,915,100	5,150,823
4.38%, 5/15/2041	3,106,400	4,122,162
4.50%, 2/15/2036 (a)	2,790,900	3,726,717
4.50%, 5/15/2038 (a)	1,642,400	2,190,042
4.50%, 8/15/2039	2,258,200	3,011,784
4.63%, 2/15/2040	4,612,000	6,268,722
4.75%, 2/15/2037	1,092,800	1,509,047
4.75%, 2/15/2041	3,508,700	4,905,479
5.00%, 5/15/2037 (a)	1,207,500	1,724,129
5.25%, 11/15/2028 (a)	1,652,200	2,217,434
5.25%, 2/15/2029	1,289,400	1,734,694
5.38%, 2/15/2031 (a)	2,724,800	3,801,423
5.50%, 8/15/2028	1,438,500	1,965,523
6.00%, 2/15/2026 (a)	1,656,600	2,271,033
6.13%, 11/15/2027	1,904,700	2,711,074
6.13%, 8/15/2029 (a)	865,900	1,266,985
6.25%, 5/15/2030	1,608,600	2,405,050
6.38%, 8/15/2027	830,500	1,200,587
6.50%, 11/15/2026	1,070,900	1,542,010
6.63%, 2/15/2027 (a)	725,400	1,058,997
6.75%, 8/15/2026	799,300	1,166,850
6.88%, 8/15/2025	867,200	1,252,965
7.50%, 11/15/2024 (a)	43,900	64,883
7.63%, 2/15/2025	713,500	1,068,937

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $162,214,589)		172,947,485

	Shares
SHORT TERM INVESTMENTS — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	12,790,774	12,790,774
State Street Institutional Liquid Reserves Fund 0.07% (c)(d)	412,020	412,020

TOTAL SHORT TERM INVESTMENT — (e)
(Cost $13,202,794)		13,202,794

TOTAL INVESTMENTS — 106.7% (f)
(Cost $175,417,383)		186,150,279
OTHER ASSETS & LIABILITIES — (6.7)%		(11,693,245)

NET ASSETS — 100.0%		$174,457,034

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.9%
AEROSPACE & DEFENSE — 0.6%
Exelis, Inc. 4.25%, 10/1/2016	$2,260,000	$2,343,869
General Dynamics Corp.:
1.00%, 11/15/2017	1,270,000	1,254,752
2.25%, 7/15/2016	1,500,000	1,533,476
L-3 Communications Corp.:
1.50%, 5/28/2017	1,545,000	1,526,987
3.95%, 11/15/2016	4,931,000	5,141,212
Lockheed Martin Corp.:
2.13%, 9/15/2016	3,834,000	3,900,323
7.65%, 5/1/2016	250,000	271,826
The Boeing Co. 3.75%, 11/20/2016	600,000	629,848
United Technologies Corp.:
1.80%, 6/1/2017	100,000	101,358
5.38%, 12/15/2017	6,000,000	6,664,495

		23,368,146

AIRLINES — 0.1%
Southwest Airlines Co.:
5.13%, 3/1/2017	12,000	12,850
5.75%, 12/15/2016	2,000,000	2,160,040
UAL 2009-1 Pass Through Trust 10.40%, 5/1/2018	788,000	878,068

		3,050,958

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc.:
1.40%, 11/2/2017	1,640,000	1,622,859
5.50%, 1/15/2016	5,423,000	5,678,728

		7,301,587

AUTOMOBILES — 0.2%
PACCAR Financial Corp.:
1.10%, 6/6/2017	2,000,000	1,990,014
1.40%, 11/17/2017 (a)	1,665,000	1,659,886
1.60%, 3/15/2017	2,000,000	2,016,944

		5,666,844

BANKS — 20.0%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	7,450,000	7,436,407
1.65%, 9/29/2017	3,000,000	2,992,025
4.00%, 4/27/2016	6,057,000	6,279,706
American Express Bank FSB 6.00%, 9/13/2017	7,500,000	8,341,158
American Express Centurion Bank:
0.88%, 11/13/2015	2,100,000	2,102,911
6.00%, 9/13/2017	5,000,000	5,560,772
Associated Banc-Corp. 5.13%, 3/28/2016	1,845,000	1,926,335
Australia & New Zealand Banking Group, Ltd.:
0.90%, 2/12/2016	8,245,000	8,260,691
1.25%, 1/10/2017 (a)	3,400,000	3,404,114
1.25%, 6/13/2017	6,400,000	6,375,521
Bank of Montreal:
0.80%, 11/6/2015	5,050,000	5,059,378
1.30%, 7/15/2016	3,207,000	3,223,711
1.30%, 7/14/2017 (a)	4,000,000	3,982,206
1.40%, 9/11/2017 (a)	4,841,000	4,824,508
2.50%, 1/11/2017	9,850,000	10,099,889
Bank of Nova Scotia:
1.25%, 4/11/2017	6,900,000	6,875,409
1.30%, 7/21/2017 (a)	2,600,000	2,587,050
Barclays Bank PLC 5.00%, 9/22/2016	11,169,000	11,891,645
BB&T Corp.:
1.60%, 8/15/2017	559,000	556,297
2.15%, 3/22/2017	3,850,000	3,906,670
3.20%, 3/15/2016	3,450,000	3,527,716
3.95%, 4/29/2016	5,105,000	5,294,264
5.20%, 12/23/2015	3,450,000	3,591,390
BNP Paribas SA:
1.25%, 12/12/2016	2,619,000	2,616,083
1.38%, 3/17/2017	4,726,000	4,718,357
2.38%, 9/14/2017 (a)	10,850,000	11,042,737
3.60%, 2/23/2016	7,720,000	7,936,313
BPCE SA:
1.61%, 7/25/2017	2,000,000	1,987,676
1.63%, 2/10/2017	3,700,000	3,714,968
1.70%, 4/25/2016	150,000	150,725
Branch Banking & Trust Co.:
1.00%, 4/3/2017	4,300,000	4,252,538
1.05%, 12/1/2016	1,925,000	1,918,161
1.35%, 10/1/2017	6,250,000	6,206,489
1.45%, 10/3/2016	5,413,000	5,431,919
Canadian Imperial Bank of Commerce/Canada 1.35%, 7/18/2016	1,720,000	1,729,005
Citizens Bank NA/Providence RI 1.60%, 12/4/2017	1,500,000	1,491,088
Comerica Bank 5.75%, 11/21/2016	750,000	811,798
Comerica, Inc. 2.13%, 5/23/2019	5,000,000	4,952,004
Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	5,750,000	5,727,067
1.40%, 9/8/2017 (a)	5,950,000	5,928,235
1.90%, 9/18/2017	4,950,000	4,995,917
Compass Bank 1.85%, 9/29/2017	3,000,000	2,990,450
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.38%, 1/19/2017	12,440,000	12,973,511
Credit Suisse of New York, NY:
1.38%, 5/26/2017	13,660,000	13,600,797
6.00%, 2/15/2018	1,750,000	1,945,849
Deutsche Bank AG London:
1.35%, 5/30/2017	7,250,000	7,214,162
1.40%, 2/13/2017	8,812,000	8,806,597
3.25%, 1/11/2016	11,454,000	11,713,510
6.00%, 9/1/2017	10,150,000	11,288,719
Discover Bank/Greenwood DE 2.00%, 2/21/2018	1,300,000	1,295,039

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Fifth Third Bancorp:
1.35%, 6/1/2017	$2,130,000	$2,119,961
3.63%, 1/25/2016	7,604,000	7,808,809
5.45%, 1/15/2017	1,371,000	1,469,319
Fifth Third Bank:
0.90%, 2/26/2016	1,995,000	1,993,216
1.15%, 11/18/2016	4,940,000	4,929,183
HSBC Bank USA NA 6.00%, 8/9/2017	2,000,000	2,203,185
HSBC USA, Inc. 1.50%, 11/13/2017	4,200,000	4,184,825
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	8,565,000	8,632,189
3.13%, 1/15/2016	14,991,000	15,213,406
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	1,750,000	1,928,786
6.00%, 10/1/2017	17,450,000	19,347,964
KeyBank NA:
1.10%, 11/25/2016	2,135,000	2,127,483
5.45%, 3/3/2016	2,119,000	2,225,322
Lloyds Bank PLC:
4.20%, 3/28/2017	3,150,000	3,338,220
4.88%, 1/21/2016	5,462,000	5,684,948
Manufacturers & Traders Trust Co.:
1.25%, 1/30/2017 (a)	3,677,000	3,668,773
1.40%, 7/25/2017	4,250,000	4,233,018
MUFG Capital Finance 1, Ltd. 6.35%, 7/29/2049 (b)	11,932,000	12,662,239
MUFG Union Bank NA:
1.50%, 9/26/2016	4,976,000	5,001,321
2.13%, 6/16/2017	3,550,000	3,592,225
3.00%, 6/6/2016	5,200,000	5,336,227
5.95%, 5/11/2016	560,000	593,924
National Australia Bank/New York:
0.90%, 1/20/2016	5,650,000	5,660,168
1.30%, 7/25/2016 (a)	1,750,000	1,758,464
2.75%, 3/9/2017	3,325,000	3,428,000
National Bank of Canada 1.45%, 11/7/2017	1,571,000	1,555,811
National City Bank:
5.25%, 12/15/2016	1,110,000	1,190,627
5.80%, 6/7/2017	1,650,000	1,809,350
PNC Bank NA:
0.80%, 1/28/2016	3,200,000	3,201,325
1.13%, 1/27/2017	5,640,000	5,619,952
1.15%, 11/1/2016 (a)	2,771,000	2,770,132
1.30%, 10/3/2016	3,116,000	3,127,426
1.50%, 10/18/2017	5,000,000	4,986,405
2.25%, 7/2/2019	2,150,000	2,144,880
PNC Funding Corp.:
2.70%, 9/19/2016	8,126,000	8,322,794
5.25%, 11/15/2015	3,077,000	3,189,006
5.63%, 2/1/2017	750,000	804,566
Royal Bank of Canada:
0.85%, 3/8/2016	5,413,000	5,417,581
1.20%, 1/23/2017	8,000,000	7,995,228
1.25%, 6/16/2017	4,450,000	4,430,786
1.40%, 10/13/2017	4,200,000	4,172,736
1.45%, 9/9/2016 (a)	4,450,000	4,478,355
1.50%, 1/16/2018	200,000	198,901
2.30%, 7/20/2016	4,700,000	4,794,041
2.88%, 4/19/2016	3,865,000	3,976,224
Societe Generale SA 2.75%, 10/12/2017	5,500,000	5,644,130
Sumitomo Mitsui Banking Corp.:
0.90%, 1/18/2016 (a)	1,950,000	1,948,417
1.30%, 1/10/2017 (a)	3,150,000	3,136,272
1.35%, 7/11/2017	7,130,000	7,054,657
1.45%, 7/19/2016 (a)	2,350,000	2,356,899
1.80%, 7/18/2017	5,500,000	5,495,988
SunTrust Bank/Atlanta GA 1.35%, 2/15/2017	1,500,000	1,499,077
SunTrust Banks, Inc.:
3.50%, 1/20/2017	2,910,000	3,009,359
3.60%, 4/15/2016	12,850,000	13,221,389
6.00%, 9/11/2017	4,000,000	4,443,240
Svenska Handelsbanken AB:
1.63%, 3/21/2018 (a)	5,000,000	4,979,527
2.88%, 4/4/2017	1,150,000	1,188,102
3.13%, 7/12/2016	5,500,000	5,672,984
The Bank of Nova Scotia:
0.95%, 3/15/2016	2,462,000	2,467,065
1.10%, 12/13/2016	3,250,000	3,244,497
1.38%, 7/15/2016	5,892,000	5,930,337
1.38%, 12/18/2017	5,450,000	5,402,234
2.55%, 1/12/2017	5,665,000	5,809,971
2.90%, 3/29/2016 (a)	5,249,000	5,383,333
The Huntington National Bank:
1.30%, 11/20/2016	3,856,000	3,848,973
1.35%, 8/2/2016	2,302,000	2,302,750
1.38%, 4/24/2017	2,575,000	2,560,753
The Royal Bank of Scotland PLC 1.88%, 3/31/2017	8,200,000	8,195,546
The Toronto-Dominion Bank:
1.13%, 5/2/2017	5,415,000	5,389,614
1.40%, 4/30/2018	1,000,000	987,247
1.50%, 9/9/2016 (a)	2,500,000	2,521,375
2.38%, 10/19/2016 (a)	10,650,000	10,901,268
2.50%, 7/14/2016	5,141,000	5,264,763
US Bancorp:
1.65%, 5/15/2017	7,000,000	7,042,540
2.20%, 11/15/2016	400,000	407,275
3.44%, 2/1/2016	3,600,000	3,683,521
US Bank NA:
1.10%, 1/30/2017	5,900,000	5,875,926
1.38%, 9/11/2017	7,500,000	7,465,585
3.78%, 4/29/2020 (b)	2,250,000	2,270,196
Vesey Street Investment Trust I 4.40%, 9/1/2016	5,775,000	6,042,304
Wachovia Corp.:
5.63%, 10/15/2016	4,522,000	4,854,254
5.75%, 6/15/2017	9,469,000	10,452,681
5.75%, 2/1/2018	1,450,000	1,623,054
Wells Fargo & Co.:
1.15%, 6/2/2017 (a)	5,400,000	5,366,794
1.25%, 7/20/2016	6,492,000	6,492,185
1.40%, 9/8/2017 (a)	6,300,000	6,278,604
1.50%, 1/16/2018	1,300,000	1,292,093

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.10%, 5/8/2017	$5,956,000	$6,054,992
2.63%, 12/15/2016 (a)	5,449,000	5,600,966
3.68%, 6/15/2016	13,223,000	13,704,148
5.13%, 9/15/2016	3,835,000	4,074,309
5.63%, 12/11/2017	12,093,000	13,458,061
6.00%, 11/15/2017	6,175,000	6,886,749
Wells Fargo Bank NA:
5.60%, 3/15/2016	1,800,000	1,898,318
5.75%, 5/16/2016	4,400,000	4,666,025
Westpac Banking Corp.:
0.95%, 1/12/2016	5,969,000	5,982,576
1.05%, 11/25/2016	2,800,000	2,797,472
1.20%, 5/19/2017	4,221,000	4,205,269
1.50%, 12/1/2017	9,000,000	8,974,594
2.00%, 8/14/2017 (a)	4,800,000	4,863,953

		751,040,999

BEVERAGES — 2.4%
Anheuser-Busch Cos. LLC 5.60%, 3/1/2017	1,002,000	1,094,233
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016	3,300,000	3,304,159
1.13%, 1/27/2017	3,800,000	3,798,206
1.25%, 1/17/2018 (a)	1,613,000	1,594,423
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	12,000,000	11,999,079
2.88%, 2/15/2016	2,950,000	3,018,971
Beam Suntory, Inc. 5.38%, 1/15/2016	3,713,000	3,863,568
Bottling Group LLC 5.50%, 4/1/2016	5,965,000	6,310,761
Brown-Forman Corp. 2.50%, 1/15/2016	1,236,000	1,257,331
Coca-Cola Enterprises, Inc. 2.00%, 8/19/2016	950,000	960,429
Diageo Capital PLC:
0.63%, 4/29/2016	2,435,000	2,423,045
1.50%, 5/11/2017	5,200,000	5,208,632
5.50%, 9/30/2016	1,735,000	1,865,837
5.75%, 10/23/2017	7,890,000	8,756,863
Diageo Finance BV 5.30%, 10/28/2015	3,950,000	4,094,839
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	1,750,000	1,785,593
Molson Coors Brewing Co. 2.00%, 5/1/2017	600,000	605,084
PepsiCo, Inc.:
0.70%, 2/26/2016	2,487,000	2,483,351
0.95%, 2/22/2017	3,035,000	3,021,036
1.25%, 8/13/2017 (a)	5,000,000	4,982,307
2.50%, 5/10/2016	4,450,000	4,552,097
The Coca-Cola Co.:
0.75%, 11/1/2016	2,367,000	2,358,925
1.50%, 11/15/2015	3,422,000	3,455,539
1.65%, 3/14/2018	1,000,000	1,004,063
1.80%, 9/1/2016	5,650,000	5,738,804

		89,537,175

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.25%, 5/22/2017	5,480,000	5,437,950
2.13%, 5/15/2017	9,700,000	9,822,984
2.30%, 6/15/2016 (a)	5,372,000	5,452,467
2.50%, 11/15/2016 (a)	3,350,000	3,421,084
5.85%, 6/1/2017	2,500,000	2,747,214
Celgene Corp.:
1.90%, 8/15/2017	760,000	762,748
2.45%, 10/15/2015	3,600,000	3,635,309
Gilead Sciences, Inc. 3.05%, 12/1/2016	2,750,000	2,849,922
Life Technologies Corp. 3.50%, 1/15/2016	1,410,000	1,440,014

		35,569,692

BUILDING MATERIALS — 0.3%
CRH America, Inc.:
4.13%, 1/15/2016	2,450,000	2,521,746
6.00%, 9/30/2016	8,665,000	9,314,711

		11,836,457

CAPITAL MARKETS — 4.7%
Astoria Financial Corp. 5.00%, 6/19/2017	600,000	636,230
BNY Mellon NA 5.45%, 4/1/2016	2,783,000	2,942,590
HSBC USA, Inc. 1.30%, 6/23/2017	2,000,000	1,995,663
Jefferies Group LLC 5.50%, 3/15/2016	2,418,000	2,520,359
Morgan Stanley:
1.75%, 2/25/2016	6,498,000	6,536,578
1.88%, 1/5/2018	6,100,000	6,090,269
3.80%, 4/29/2016	13,800,000	14,238,053
4.75%, 3/22/2017	9,325,000	9,941,228
5.45%, 1/9/2017	8,600,000	9,254,561
5.55%, 4/27/2017	8,175,000	8,872,981
5.75%, 10/18/2016	7,003,000	7,531,487
6.25%, 8/28/2017	7,100,000	7,881,224
The Bank of New York Mellon Corp.:
0.70%, 3/4/2016	1,750,000	1,747,383
1.97%, 6/20/2017	5,000,000	5,048,212
2.30%, 7/28/2016	633,000	644,546
2.30%, 9/11/2019	3,500,000	3,506,687
2.50%, 1/15/2016	3,320,000	3,384,251
The Bear Stearns Cos. LLC:
5.30%, 10/30/2015	3,700,000	3,835,620
5.55%, 1/22/2017	6,970,000	7,509,084
6.40%, 10/2/2017	2,029,000	2,276,793
7.25%, 2/1/2018	700,000	808,070
The Goldman Sachs Group, Inc.:
2.38%, 1/22/2018 (a)	1,900,000	1,915,051
3.63%, 2/7/2016	20,542,000	21,078,168
5.35%, 1/15/2016	14,331,000	14,954,090
5.63%, 1/15/2017	12,625,000	13,553,337
5.75%, 10/1/2016	6,650,000	7,140,020
5.95%, 1/18/2018	300,000	333,110
6.15%, 4/1/2018	1,000,000	1,120,324

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.25%, 9/1/2017	$6,850,000	$7,609,792

		174,905,761

CHEMICALS — 1.0%
Air Products & Chemicals, Inc.:
1.20%, 10/15/2017	2,975,000	2,940,401
2.00%, 8/2/2016	195,000	197,819
Airgas, Inc. 2.95%, 6/15/2016	2,158,000	2,205,446
E.I. du Pont de Nemours & Co.:
1.95%, 1/15/2016	3,730,000	3,779,030
2.75%, 4/1/2016	1,890,000	1,935,067
5.25%, 12/15/2016	900,000	969,727
Eastman Chemical Co. 2.40%, 6/1/2017	6,100,000	6,189,316
Ecolab, Inc.:
1.45%, 12/8/2017	900,000	889,042
3.00%, 12/8/2016	4,924,000	5,076,041
Monsanto Co.:
1.15%, 6/30/2017 (a)	1,600,000	1,589,125
2.75%, 4/15/2016	3,100,000	3,170,160
PPG Industries, Inc. 1.90%, 1/15/2016	25,000	25,225
Praxair, Inc. 0.75%, 2/21/2016	2,865,000	2,864,088
Rohm & Haas Co. 6.00%, 9/15/2017	751,000	832,264
The Dow Chemical Co. 2.50%, 2/15/2016 (a)	4,390,000	4,464,366

		37,127,117

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Affiliated Computer Services, Inc. 5.20%, 6/1/2015	2,065,000	2,100,278
Pitney Bowes, Inc.:
4.75%, 1/15/2016 (a)	2,415,000	2,484,745
5.75%, 9/15/2017	1,000,000	1,082,304
The Board Of Trustees Of The Leland Stanford Junior University 4.25%, 5/1/2016	531,000	555,040
The Western Union Co.:
2.38%, 12/10/2015	2,100,000	2,122,474
5.93%, 10/1/2016	5,319,000	5,716,850
Waste Management, Inc.:
2.60%, 9/1/2016	1,950,000	1,993,986
6.38%, 3/11/2015	1,820,000	1,838,746

		17,894,423

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.:
1.10%, 3/3/2017 (a)	9,525,000	9,518,995
3.15%, 3/14/2017	3,200,000	3,336,691
5.50%, 2/22/2016	17,800,000	18,763,802
Juniper Networks, Inc. 3.10%, 3/15/2016 (a)	2,400,000	2,443,415

		34,062,903

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 1.63%, 5/8/2017	2,300,000	2,305,053

CONSUMER FINANCE — 1.6%
Caterpillar Financial Services Corp.:
0.70%, 2/26/2016	1,120,000	1,119,639
1.00%, 11/25/2016	2,300,000	2,302,674
1.00%, 3/3/2017	4,092,000	4,076,409
1.25%, 8/18/2017	8,300,000	8,251,311
1.25%, 11/6/2017	5,000,000	4,976,615
1.35%, 9/6/2016 (a)	2,400,000	2,420,053
1.63%, 6/1/2017 (a)	575,000	578,635
2.05%, 8/1/2016	4,375,000	4,446,412
5.50%, 3/15/2016	1,050,000	1,109,365
5.85%, 9/1/2017	110,000	122,711
Discover Financial Services 6.45%, 6/12/2017	3,000,000	3,311,233
John Deere Capital Corp.:
0.75%, 1/22/2016	1,550,000	1,551,173
1.05%, 10/11/2016	2,990,000	2,991,145
1.05%, 12/15/2016	3,280,000	3,275,060
1.13%, 6/12/2017	6,300,000	6,275,326
1.20%, 10/10/2017	489,000	485,446
1.40%, 3/15/2017	3,900,000	3,909,446
1.55%, 12/15/2017	6,000,000	6,001,893
1.85%, 9/15/2016 (a)	1,959,000	1,987,812
2.25%, 6/7/2016 (a)	1,830,000	1,868,845

		61,061,203

DIVERSIFIED FINANCIAL SERVICES — 20.8%
Air Lease Corp.:
4.50%, 1/15/2016	3,900,000	4,008,767
5.63%, 4/1/2017	8,208,000	8,778,627
American Express Co.:
5.50%, 9/12/2016	1,234,000	1,320,090
6.15%, 8/28/2017	8,800,000	9,806,241
6.80%, 9/1/2066 (b)	4,250,000	4,483,750
7.00%, 3/19/2018	1,900,000	2,192,786
American Express Credit Corp.:
1.13%, 6/5/2017	6,700,000	6,643,580
1.30%, 7/29/2016	3,900,000	3,913,499
1.55%, 9/22/2017	2,480,000	2,478,051
2.38%, 3/24/2017	4,750,000	4,848,223
2.80%, 9/19/2016	9,600,000	9,885,319
5.30%, 12/2/2015 (a)	3,429,000	3,568,172
American Honda Finance Corp.:
1.13%, 10/7/2016	3,512,000	3,515,480
1.20%, 7/14/2017	3,200,000	3,181,784
1.55%, 12/11/2017	6,000,000	5,998,383
Ameriprise Financial, Inc. 7.52%, 6/1/2066 (b)	2,057,000	2,200,990
Bank of America Corp.:
1.25%, 1/11/2016	5,575,000	5,584,769
1.35%, 11/21/2016	1,681,000	1,676,999
1.70%, 8/25/2017	2,775,000	2,769,307
2.00%, 1/11/2018	1,200,000	1,198,035
3.63%, 3/17/2016	10,000,000	10,281,025
3.75%, 7/12/2016	12,028,000	12,458,586
3.88%, 3/22/2017 (a)	5,824,000	6,102,017
5.25%, 12/1/2015	3,903,000	4,044,881
5.42%, 3/15/2017	3,355,000	3,598,294
5.63%, 10/14/2016	7,291,000	7,808,454
5.70%, 5/2/2017	2,340,000	2,529,915

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 8/15/2016	$5,460,000	$5,817,853
5.75%, 12/1/2017	13,000,000	14,362,865
6.00%, 9/1/2017	6,750,000	7,460,644
6.05%, 5/16/2016	9,250,000	9,802,428
6.50%, 8/1/2016	20,114,000	21,688,710
7.80%, 9/15/2016	2,862,000	3,151,181
Bank of America NA:
1.13%, 11/14/2016	6,430,000	6,400,052
1.25%, 2/14/2017	3,500,000	3,490,566
5.30%, 3/15/2017	8,347,000	8,964,556
6.10%, 6/15/2017	5,170,000	5,674,189
Boeing Capital Corp. 2.13%, 8/15/2016	1,709,000	1,740,183
BP Capital Markets PLC 3.20%, 3/11/2016	8,487,000	8,707,242
Capital One Bank USA NA:
1.15%, 11/21/2016	3,804,000	3,787,869
1.20%, 2/13/2017	3,595,000	3,561,520
1.30%, 6/5/2017 (a)	2,700,000	2,675,728
Capital One Financial Corp.:
3.15%, 7/15/2016	3,410,000	3,504,318
6.15%, 9/1/2016	4,500,000	4,829,263
6.75%, 9/15/2017	319,000	358,437
Capital One NA 1.50%, 9/5/2017	4,600,000	4,556,984
Citigroup, Inc.:
1.25%, 1/15/2016	5,442,000	5,448,830
1.30%, 4/1/2016	5,925,000	5,926,579
1.30%, 11/15/2016	3,450,000	3,438,684
1.35%, 3/10/2017	3,928,000	3,908,648
1.55%, 8/14/2017	6,080,000	6,044,435
1.70%, 7/25/2016	7,100,000	7,140,792
1.85%, 11/24/2017	12,000,000	11,956,437
3.95%, 6/15/2016	10,747,000	11,149,124
4.45%, 1/10/2017	15,178,000	16,042,944
5.30%, 1/7/2016 (a)	4,850,000	5,053,955
5.50%, 2/15/2017 (a)	6,303,000	6,779,568
5.85%, 8/2/2016	6,920,000	7,398,108
6.00%, 8/15/2017	7,800,000	8,629,018
6.13%, 11/21/2017 (a)	10,385,000	11,587,819
Countrywide Financial Corp. 6.25%, 5/15/2016	5,250,000	5,577,838
Credit Suisse USA, Inc. 5.38%, 3/2/2016	3,500,000	3,672,148
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	3,265,000	3,249,365
1.68%, 9/8/2017	5,200,000	5,154,585
1.70%, 5/9/2016	6,450,000	6,476,026
1.72%, 12/6/2017	1,275,000	1,260,387
2.38%, 1/16/2018	2,700,000	2,715,720
2.50%, 1/15/2016 (a)	5,350,000	5,418,352
3.00%, 6/12/2017	10,650,000	10,923,798
3.98%, 6/15/2016	4,550,000	4,714,238
4.21%, 4/15/2016	10,800,000	11,188,800
4.25%, 2/3/2017	2,400,000	2,520,524
6.63%, 8/15/2017	2,400,000	2,676,942
8.00%, 12/15/2016	9,800,000	10,966,685
General Electric Capital Corp.:
1.00%, 12/11/2015	4,250,000	4,263,658
1.00%, 1/8/2016	4,900,000	4,918,492
1.25%, 5/15/2017	2,800,000	2,799,413
1.50%, 7/12/2016	5,998,000	6,050,013
1.60%, 11/20/2017	5,300,000	5,313,498
2.30%, 4/27/2017	12,400,000	12,679,976
2.45%, 3/15/2017	2,225,000	2,274,112
2.90%, 1/9/2017	6,300,000	6,518,550
2.95%, 5/9/2016	7,675,000	7,876,158
3.35%, 10/17/2016	6,300,000	6,559,368
5.00%, 1/8/2016	9,112,000	9,516,178
5.38%, 10/20/2016 (a)	5,856,000	6,303,960
5.40%, 2/15/2017	7,822,000	8,494,590
5.63%, 9/15/2017	17,095,000	18,933,695
6.38%, 11/15/2067 (b)(c)	12,000,000	12,840,001
HSBC Finance Corp. 5.50%, 1/19/2016	10,886,000	11,393,047
International Lease Finance Corp. 6.75%, 9/1/2016 (d)	7,950,000	8,466,751
JPMorgan Chase & Co.:
0.85%, 2/26/2016 (b)	160,000	160,317
1.13%, 2/26/2016	2,501,000	2,500,905
1.35%, 2/15/2017	10,750,000	10,743,389
1.80%, 1/25/2018	300,000	299,500
2.00%, 8/15/2017	11,250,000	11,356,545
2.60%, 1/15/2016	10,685,000	10,863,678
3.15%, 7/5/2016	18,820,000	19,359,893
3.45%, 3/1/2016	14,075,000	14,452,582
6.00%, 1/15/2018	900,000	1,006,865
6.13%, 6/27/2017	8,819,000	9,725,273
Merrill Lynch & Co., Inc. 6.40%, 8/28/2017	12,844,000	14,324,598
National Rural Utilities Cooperative Finance Corp. 1.10%, 1/27/2017	2,900,000	2,886,522
Nomura Holdings, Inc.:
2.00%, 9/13/2016	6,705,000	6,740,967
4.13%, 1/19/2016	7,590,000	7,802,530
NYSE Euronext 2.00%, 10/5/2017	4,600,000	4,637,108
ORIX Corp.:
3.75%, 3/9/2017	3,000,000	3,111,217
4.71%, 4/27/2015	5,696,000	5,763,799
5.00%, 1/12/2016 (a)	1,755,000	1,817,977
PACCAR Financial Corp.:
0.75%, 5/16/2016	1,250,000	1,248,156
0.80%, 2/8/2016	1,000,000	1,000,240
1.15%, 8/16/2016	2,000,000	2,006,171
Raymond James Financial, Inc. 4.25%, 4/15/2016 (a)	2,900,000	3,005,987
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016	11,585,000	11,985,243
Synchrony Financial 1.88%, 8/15/2017	3,935,000	3,936,515
Toyota Motor Credit Corp.:
0.80%, 5/17/2016	2,820,000	2,818,915
1.13%, 5/16/2017	2,725,000	2,715,820
1.25%, 10/5/2017	13,068,000	12,994,171
1.75%, 5/22/2017	3,675,000	3,714,731
2.00%, 9/15/2016	4,510,000	4,588,514

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.05%, 1/12/2017 (a)	$4,910,000	$5,001,484
2.10%, 1/17/2019	4,000,000	4,016,073
2.80%, 1/11/2016	2,540,000	2,595,107
UBS AG of Stamford, CT:
1.38%, 8/14/2017	4,950,000	4,919,083
5.88%, 7/15/2016	4,850,000	5,166,345
5.88%, 12/20/2017	2,349,000	2,624,605

		779,523,246

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.:
0.80%, 12/1/2015	3,800,000	3,798,333
0.90%, 2/12/2016	1,040,000	1,038,527
1.40%, 12/1/2017	6,950,000	6,875,367
1.60%, 2/15/2017	5,000,000	5,017,753
1.70%, 6/1/2017	5,667,000	5,685,813
2.40%, 8/15/2016	8,600,000	8,764,127
2.95%, 5/15/2016	7,700,000	7,890,437
5.50%, 2/1/2018	2,000,000	2,207,889
British Telecommunications PLC:
1.25%, 2/14/2017	2,600,000	2,583,825
1.63%, 6/28/2016	1,543,000	1,551,569
5.95%, 1/15/2018	1,500,000	1,672,613
Qwest Corp. 6.50%, 6/1/2017	1,490,000	1,631,550
Verizon Communications, Inc.:
1.35%, 6/9/2017	10,800,000	10,766,642
2.00%, 11/1/2016	4,143,000	4,200,778
2.50%, 9/15/2016	13,430,000	13,728,796

		77,414,019

ELECTRIC UTILITIES — 2.5%
Ameren Illinois Co. 6.13%, 11/15/2017	450,000	508,176
Arizona Public Service Co. 6.25%, 8/1/2016	600,000	647,591
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	1,224,000	1,319,791
Berkshire Hathaway Energy Co. 1.10%, 5/15/2017	450,000	445,216
CMS Energy Corp. 6.55%, 7/17/2017	482,000	538,456
Commonwealth Edison Co.:
1.95%, 9/1/2016	745,000	753,055
5.95%, 8/15/2016	2,822,000	3,033,910
Consolidated Edison Co. of New York, Inc. 5.50%, 9/15/2016	515,000	552,646
Consumers Energy Co. 5.15%, 2/15/2017 (a)	1,964,000	2,115,381
Dominion Gas Holdings LLC 1.05%, 11/1/2016	3,400,000	3,387,209
Dominion Resources, Inc.:
1.25%, 3/15/2017	7,115,000	7,075,283
1.40%, 9/15/2017 (a)	750,000	743,323
1.95%, 8/15/2016	1,907,000	1,929,652
7.50%, 6/30/2066 (b)	2,435,000	2,568,925
Duke Energy Corp.:
1.63%, 8/15/2017	3,643,000	3,640,834
2.15%, 11/15/2016	3,577,000	3,635,165
Duke Energy Indiana, Inc. 6.05%, 6/15/2016	759,000	809,692
Edison International 3.75%, 9/15/2017	1,155,000	1,219,593
Entergy Corp.:
3.63%, 9/15/2015	1,500,000	1,521,364
4.70%, 1/15/2017	3,235,000	3,419,113
Exelon Generation Co. LLC 6.20%, 10/1/2017 (a)	3,200,000	3,563,404
Florida Power & Light Co. 5.55%, 11/1/2017	907,000	1,011,237
Georgia Power Co. 3.00%, 4/15/2016	5,000,000	5,117,433
Jersey Central Power & Light Co.:
5.63%, 5/1/2016	2,126,000	2,237,867
5.65%, 6/1/2017	580,000	633,605
Mississippi Power Co. 2.35%, 10/15/2016	1,956,000	1,993,997
NextEra Energy Capital Holdings, Inc. 6.35%, 10/1/2066 (a)(b)	2,750,000	2,722,500
Ohio Power Co. 6.00%, 6/1/2016	512,000	546,954
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/2017	1,000,000	1,093,604
6.38%, 1/15/2015	2,281,000	2,284,275
Peco Energy Co. 1.20%, 10/15/2016	2,255,000	2,253,080
Pennsylvania Electric Co. 6.05%, 9/1/2017	480,000	531,437
Progress Energy, Inc. 5.63%, 1/15/2016	1,035,000	1,085,141
PSEG Power LLC:
2.75%, 9/15/2016	2,712,000	2,781,428
5.50%, 12/1/2015	1,985,000	2,067,070
Puget Sound Energy, Inc. 6.75%, 1/15/2016	95,000	100,756
Sierra Pacific Power Co. 6.00%, 5/15/2016	3,377,000	3,601,310
Southern California Edison Co.:
1.13%, 5/1/2017	2,000,000	1,988,411
5.00%, 1/15/2016	2,200,000	2,297,087
Southwestern Electric Power Co. 5.55%, 1/15/2017	1,179,000	1,275,066
TECO Finance, Inc. 4.00%, 3/15/2016	1,750,000	1,809,989
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	145,000	169,074
The Dayton Power & Light Co. 1.88%, 9/15/2016	2,100,000	2,116,807
The Southern Co.:
1.30%, 8/15/2017	3,900,000	3,880,199
1.95%, 9/1/2016	2,470,000	2,506,700
Virginia Electric and Power Co. 5.40%, 1/15/2016	710,000	743,507
Xcel Energy, Inc.:
0.75%, 5/9/2016	3,577,000	3,558,853
5.61%, 4/1/2017	35,000	38,387

		93,873,553

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRICAL EQUIPMENT — 0.1%
Jabil Circuit, Inc. 7.75%, 7/15/2016	$3,556,000	$3,883,773

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. 1.55%, 9/15/2017	1,550,000	1,540,639
Avnet, Inc.:
6.00%, 9/1/2015	1,999,000	2,061,640
6.63%, 9/15/2016	90,000	97,214
FLIR Systems, Inc. 3.75%, 9/1/2016	2,335,000	2,410,245
Tech Data Corp. 3.75%, 9/21/2017	3,000,000	3,099,668

		9,209,406

ENERGY EQUIPMENT & SERVICES — 0.2%
Cameron International Corp. 1.40%, 6/15/2017	1,800,000	1,764,517
Halliburton Co. 1.00%, 8/1/2016	1,200,000	1,193,850
Nabors Industries, Inc. 2.35%, 9/15/2016	2,950,000	2,869,107

		5,827,474

FOOD & STAPLES RETAILING — 1.0%
Costco Wholesale Corp. 5.50%, 3/15/2017	900,000	986,495
CVS Health Corp.:
1.20%, 12/5/2016	2,111,000	2,107,468
5.75%, 6/1/2017	6,931,000	7,612,162
6.13%, 8/15/2016	49,000	52,800
Sysco Corp. 1.45%, 10/2/2017	2,140,000	2,135,501
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016	3,150,000	3,144,876
1.00%, 4/21/2017	1,700,000	1,695,055
1.13%, 4/11/2018	5,000,000	4,935,587
2.80%, 4/15/2016	3,800,000	3,900,801
5.38%, 4/5/2017	2,225,000	2,435,335
5.80%, 2/15/2018	150,000	169,701
Walgreens Boots Alliance, Inc. 1.80%, 9/15/2017	6,719,000	6,722,820

		35,898,601

FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co. 8.38%, 4/15/2017	295,000	341,704
Bunge Ltd. Finance Corp.:
3.20%, 6/15/2017	3,856,000	3,963,696
4.10%, 3/15/2016	3,345,000	3,451,392
5.10%, 7/15/2015	2,286,000	2,335,643
Campbell Soup Co. 3.05%, 7/15/2017 (a)	1,600,000	1,654,332
ConAgra Foods, Inc.:
1.30%, 1/25/2016	5,792,000	5,799,454
5.82%, 6/15/2017	4,000,000	4,386,653
Delhaize Group SA 6.50%, 6/15/2017	1,240,000	1,369,019
General Mills, Inc.:
0.88%, 1/29/2016	2,070,000	2,069,931
1.40%, 10/20/2017 (a)	3,400,000	3,385,300
5.70%, 2/15/2017	4,425,000	4,833,320
Ingredion, Inc. 1.80%, 9/25/2017	3,120,000	3,098,674
Kellogg Co.:
1.75%, 5/17/2017	2,092,000	2,104,256
1.88%, 11/17/2016 (a)	375,000	379,488
4.45%, 5/30/2016	4,080,000	4,263,663
Kraft Foods Group, Inc. 2.25%, 6/5/2017	6,477,000	6,587,999
Mondelez International, Inc.:
4.13%, 2/9/2016	10,020,000	10,354,543
6.50%, 8/11/2017	2,700,000	3,029,713
The Hershey Co. 1.50%, 11/1/2016	50,000	50,473
The Kroger Co.:
1.20%, 10/17/2016	3,640,000	3,631,747
2.20%, 1/15/2017	1,050,000	1,065,168
6.40%, 8/15/2017	1,850,000	2,068,077
Tyson Foods, Inc. 6.60%, 4/1/2016	6,313,000	6,719,983
Unilever Capital Corp.:
0.85%, 8/2/2017	3,500,000	3,457,599
2.75%, 2/10/2016	900,000	920,552

		81,322,379

GAS UTILITIES — 0.1%
National Grid PLC 6.30%, 8/1/2016	4,540,000	4,899,916

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Baxter International, Inc.:
0.95%, 6/1/2016	3,525,000	3,519,160
1.85%, 1/15/2017	1,725,000	1,744,791
5.90%, 9/1/2016 (a)	3,500,000	3,776,753
Becton Dickinson and Co.:
1.75%, 11/8/2016	1,650,000	1,664,205
1.80%, 12/15/2017	3,111,000	3,117,416
Boston Scientific Corp.:
5.13%, 1/12/2017	1,440,000	1,535,694
6.40%, 6/15/2016	5,002,000	5,355,189
C.R. Bard, Inc. 2.88%, 1/15/2016	5,075,000	5,176,911
CareFusion Corp. 1.45%, 5/15/2017	1,750,000	1,738,729
Covidien International Finance SA 6.00%, 10/15/2017	5,000,000	5,577,531
DENTSPLY International, Inc. 2.75%, 8/15/2016	3,000,000	3,052,674
Medtronic, Inc.:
0.88%, 2/27/2017	1,900,000	1,886,973
1.50%, 3/15/2018 (d)	2,855,000	2,842,643
2.63%, 3/15/2016	1,900,000	1,937,398
St Jude Medical, Inc. 2.50%, 1/15/2016	3,266,000	3,317,248
Stryker Corp. 2.00%, 9/30/2016	3,296,000	3,351,313

		49,594,628

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 1.2%
Aetna, Inc.:
1.50%, 11/15/2017	$1,300,000	$1,288,112
1.75%, 5/15/2017 (a)	2,025,000	2,035,070
AmerisourceBergen Corp. 1.15%, 5/15/2017	2,645,000	2,624,837
Anthem, Inc.:
1.88%, 1/15/2018	750,000	747,701
5.88%, 6/15/2017	2,000,000	2,201,085
Cardinal Health, Inc. 1.90%, 6/15/2017	1,373,000	1,383,603
CIGNA Corp.:
2.75%, 11/15/2016	4,411,000	4,530,705
5.38%, 3/15/2017	101,000	109,278
Coventry Health Care, Inc. 5.95%, 3/15/2017	3,219,000	3,522,790
Laboratory Corp. of America Holdings 3.13%, 5/15/2016	2,250,000	2,301,678
Quest Diagnostics, Inc.:
3.20%, 4/1/2016 (a)	1,950,000	1,993,854
5.45%, 11/1/2015	4,100,000	4,244,894
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	250,000	249,808
1.40%, 12/15/2017 (a)	1,900,000	1,898,457
1.88%, 11/15/2016 (a)	150,000	152,293
5.38%, 3/15/2016 (a)	4,700,000	4,952,842
6.00%, 2/15/2018	5,235,000	5,911,561
WellPoint, Inc. 2.38%, 2/15/2017	3,052,000	3,108,964

		43,257,532

HOTELS, RESTAURANTS & LEISURE — 0.5%
Carnival Corp. 1.20%, 2/5/2016	4,150,000	4,144,234
Hyatt Hotels Corp. 3.88%, 8/15/2016	1,555,000	1,611,500
Marriott International, Inc. 6.20%, 6/15/2016 (a)	2,044,000	2,189,842
McDonald’s Corp. 5.35%, 3/1/2018	750,000	832,085
Starbucks Corp.:
0.88%, 12/5/2016	2,202,000	2,191,402
6.25%, 8/15/2017	550,000	616,343
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	557,000	558,708
2.95%, 3/1/2017	3,080,000	3,147,048
6.00%, 12/1/2016	2,550,000	2,751,945
Yum! Brands, Inc. 6.25%, 4/15/2016	1,431,000	1,520,677

		19,563,784

HOUSEHOLD DURABLES — 0.2%
Mohawk Industries, Inc. 6.13%, 1/15/2016	4,646,000	4,857,858
Whirlpool Corp.:
1.35%, 3/1/2017	1,500,000	1,490,198
1.65%, 11/1/2017 (a)	1,500,000	1,490,183

		7,838,239

HOUSEHOLD PRODUCTS — 0.3%
Kimberly-Clark Corp. 6.13%, 8/1/2017	125,000	139,837
The Clorox Co. 5.95%, 10/15/2017	1,500,000	1,669,489
The Procter & Gamble Co.:
1.45%, 8/15/2016	2,410,000	2,434,879
1.80%, 11/15/2015	5,400,000	5,461,571

		9,705,776

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 1.90%, 6/3/2017	3,325,000	3,241,703

INDUSTRIAL CONGLOMERATES — 0.6%
3M Co.:
1.00%, 6/26/2017	2,200,000	2,187,753
1.38%, 9/29/2016	4,029,000	4,062,173
Cooper US, Inc. 2.38%, 1/15/2016 (a)	2,338,000	2,372,892
GE Capital Trust I 6.38%, 11/15/2067 (b)(c)	1,050,000	1,123,500
General Electric Co. 5.25%, 12/6/2017 (a)	1,000,000	1,107,741
Pentair Finance SA:
1.35%, 12/1/2015	3,620,000	3,627,298
1.88%, 9/15/2017	1,217,000	1,215,294
Tyco Electronics Group SA 6.55%, 10/1/2017	5,000,000	5,622,869

		21,319,520

INSURANCE — 2.4%
ACE INA Holdings, Inc. 5.70%, 2/15/2017	1,480,000	1,614,240
Aflac, Inc. 2.65%, 2/15/2017	825,000	847,719
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	110,000	119,963
American International Group, Inc. 5.45%, 5/18/2017	9,555,000	10,403,848
Aon Corp. 3.13%, 5/27/2016	1,607,000	1,647,068
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	3,600,000	3,605,896
1.60%, 5/15/2017	9,500,000	9,570,919
Berkshire Hathaway, Inc.:
0.80%, 2/11/2016	2,250,000	2,254,275
1.55%, 2/9/2018	300,000	299,492
1.90%, 1/31/2017	4,800,000	4,870,874
2.20%, 8/15/2016	2,800,000	2,859,480
Chubb Corp. 6.38%, 3/29/2067 (b)	4,427,000	4,781,160
CNA Financial Corp. 6.50%, 8/15/2016	500,000	540,092
Fidelity National Financial, Inc. 6.60%, 5/15/2017	1,360,000	1,489,936
Kemper Corp. 6.00%, 5/15/2017	2,900,000	3,140,698
Lincoln National Corp.:
6.05%, 4/20/2067 (b)	1,000,000	1,007,500

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

7.00%, 5/17/2066 (b)	$3,500,000	$3,552,500
Loews Corp. 5.25%, 3/15/2016	2,245,000	2,361,021
MetLife, Inc.:
1.76%, 12/15/2017	300,000	300,692
1.90%, 12/15/2017	2,500,000	2,509,164
6.75%, 6/1/2016	4,761,000	5,135,360
Prudential Financial, Inc.:
3.00%, 5/12/2016	2,062,000	2,112,665
4.75%, 9/17/2015	3,055,000	3,134,797
5.50%, 3/15/2016	20,000	21,031
6.10%, 6/15/2017	350,000	385,995
Reinsurance Group of America, Inc.:
5.63%, 3/15/2017	206,000	222,355
6.75%, 12/15/2065 (a)(b)	2,000,000	2,050,000
The Allstate Corp. 6.13%, 5/15/2067 (b)	848,000	898,880
The Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	1,889,000	1,903,933
5.38%, 3/15/2017	877,000	946,469
5.50%, 10/15/2016	500,000	535,362
The Progressive Corp. 6.70%, 6/15/2067 (b)	4,111,000	4,439,880
The Travelers Cos., Inc. 6.25%, 6/20/2016	1,117,000	1,199,288
Unum Group 7.13%, 9/30/2016	4,273,000	4,671,955
Willis Group Holdings PLC 4.13%, 3/15/2016 (a)	1,445,000	1,486,994
Willis North America, Inc. 6.20%, 3/28/2017	31,000	33,520
XL Group PLC 6.50%, 10/29/2049 (b)	5,025,000	4,748,625

		91,703,646

INTERNET SOFTWARE & SERVICES — 0.6%
Alibaba Group Holding, Ltd. 1.63%, 11/28/2017 (d)	3,988,000	3,963,883
Amazon.com, Inc. 1.20%, 11/29/2017	4,500,000	4,426,345
Baidu, Inc. 2.25%, 11/28/2017	4,000,000	4,002,426
eBay, Inc.:
1.35%, 7/15/2017	1,000,000	991,847
1.63%, 10/15/2015 (a)	1,783,000	1,796,731
2.20%, 8/1/2019	3,750,000	3,700,572
Google, Inc. 2.13%, 5/19/2016	4,647,000	4,739,411

		23,621,215

IT SERVICES — 0.3%
Fiserv, Inc.:
3.13%, 6/15/2016	1,840,000	1,888,847
6.80%, 11/20/2017	324,000	366,620
Xerox Corp.:
2.95%, 3/15/2017	1,645,000	1,684,647
6.40%, 3/15/2016	6,411,000	6,802,437
6.75%, 2/1/2017	650,000	715,075
7.20%, 4/1/2016	880,000	943,250

		12,400,876

LEISURE PRODUCTS — 0.0% (e)
Mattel, Inc. 2.50%, 11/1/2016	1,700,000	1,731,293

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	3,250,000	3,233,526
2.25%, 8/15/2016	3,216,000	3,264,968
3.20%, 3/1/2016	7,200,000	7,368,117

		13,866,611

MACHINERY — 0.5%
Caterpillar, Inc.:
1.50%, 6/26/2017	3,500,000	3,515,525
5.70%, 8/15/2016	571,000	613,512
Danaher Corp. 2.30%, 6/23/2016	4,000,000	4,068,506
Eaton Corp. 1.50%, 11/2/2017	5,480,000	5,441,009
Illinois Tool Works, Inc. 0.90%, 2/25/2017	2,550,000	2,539,294
Xylem, Inc. 3.55%, 9/20/2016	3,600,000	3,729,240

		19,907,086

MEDIA — 3.2%
21st Century Fox America, Inc. 8.00%, 10/17/2016	1,900,000	2,123,993
CBS Corp. 1.95%, 7/1/2017	2,000,000	2,008,312
Comcast Cable Communications LLC 8.88%, 5/1/2017	6,515,000	7,622,436
Comcast Corp.:
4.95%, 6/15/2016	2,700,000	2,852,180
5.90%, 3/15/2016	6,657,000	7,052,774
6.30%, 11/15/2017 (a)	3,870,000	4,372,778
6.50%, 1/15/2017	3,700,000	4,085,129
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	1,450,000	1,439,106
2.40%, 3/15/2017	4,875,000	4,966,659
3.13%, 2/15/2016	6,000,000	6,129,803
3.50%, 3/1/2016	7,100,000	7,290,385
NBCUniversal Media LLC 2.88%, 4/1/2016	4,100,000	4,198,944
Omnicom Group, Inc. 5.90%, 4/15/2016	3,643,000	3,857,481
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	2,650,000	2,717,355
The Walt Disney Co.:
0.88%, 5/30/2017 (a)	4,314,000	4,293,048
1.10%, 12/1/2017	5,000,000	4,967,294
1.13%, 2/15/2017	200,000	200,568
1.35%, 8/16/2016	4,000,000	4,036,864
5.63%, 9/15/2016	2,078,000	2,246,442
6.00%, 7/17/2017	1,120,000	1,251,940
Thomson Reuters Corp.:
0.88%, 5/23/2016	2,673,000	2,663,296

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.30%, 2/23/2017	$2,187,000	$2,174,159
1.65%, 9/29/2017	3,200,000	3,184,678
Time Warner Cable, Inc. 5.85%, 5/1/2017	10,055,000	10,969,236
Time Warner Cos., Inc. 7.25%, 10/15/2017	1,320,000	1,513,634
Time Warner, Inc. 5.88%, 11/15/2016	5,372,000	5,816,888
Viacom, Inc.:
2.50%, 12/15/2016	5,600,000	5,709,896
3.50%, 4/1/2017	360,000	374,813
6.13%, 10/5/2017	3,000,000	3,347,930
6.25%, 4/30/2016	6,212,000	6,626,614

		120,094,635

METALS & MINING — 1.6%
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	7,976,000	8,040,946
1.88%, 11/21/2016	1,600,000	1,623,471
5.25%, 12/15/2015	3,149,000	3,287,434
5.40%, 3/29/2017	590,000	642,785
7.25%, 3/1/2016	2,654,000	2,853,061
Freeport-McMoRan, Inc.:
2.15%, 3/1/2017	2,480,000	2,482,619
2.30%, 11/14/2017	4,500,000	4,487,621
2.38%, 3/15/2018 (a)	2,100,000	2,071,128
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	6,206,000	6,225,445
1.63%, 8/21/2017	4,082,000	4,076,274
2.00%, 3/22/2017 (a)	450,000	455,015
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	2,957,000	2,980,712
2.25%, 9/20/2016	2,394,000	2,433,428
2.50%, 5/20/2016	3,764,000	3,834,803
Teck Resources, Ltd.:
3.15%, 1/15/2017	3,150,000	3,191,731
3.85%, 8/15/2017	1,200,000	1,230,717
Vale Overseas, Ltd.:
6.25%, 1/11/2016	4,350,000	4,524,330
6.25%, 1/23/2017	5,418,000	5,788,664

		60,230,184

MULTI-UTILITIES — 0.4%
DTE Energy Co. 6.35%, 6/1/2016 (a)	137,000	147,085
Integrys Energy Group, Inc. 6.11%, 12/1/2066 (b)	2,450,000	2,462,250
MidAmerican Energy Co. 5.95%, 7/15/2017	1,365,000	1,518,721
Sempra Energy:
2.30%, 4/1/2017	1,746,000	1,788,573
6.50%, 6/1/2016	8,706,000	9,345,961

		15,262,590

MULTILINE RETAIL — 0.3%
Macy’s Retail Holdings, Inc. 5.90%, 12/1/2016	429,000	464,288
Target Corp.:
5.38%, 5/1/2017	2,872,000	3,141,596
5.88%, 7/15/2016	3,770,000	4,043,445
6.00%, 1/15/2018	2,250,000	2,542,544

		10,191,873

OIL, GAS & CONSUMABLE FUELS — 7.4%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	9,945,000	10,664,823
6.38%, 9/15/2017	11,070,000	12,298,875
Apache Corp.:
1.75%, 4/15/2017	5,000,000	4,987,760
5.63%, 1/15/2017	1,100,000	1,183,638
Boardwalk Pipelines LP:
5.50%, 2/1/2017	1,400,000	1,475,092
5.88%, 11/15/2016	1,350,000	1,429,523
BP Capital Markets PLC:
1.38%, 11/6/2017	3,493,000	3,456,818
1.85%, 5/5/2017 (a)	8,450,000	8,511,336
2.24%, 5/10/2019	2,600,000	2,576,568
2.25%, 11/1/2016	300,000	305,254
Cameron International Corp. 1.15%, 12/15/2016	1,930,000	1,901,314
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	2,917,000	2,871,357
5.70%, 5/15/2017	2,625,000	2,857,843
6.00%, 8/15/2016	2,100,000	2,250,566
CenterPoint Energy Resources Corp. 6.15%, 5/1/2016	703,000	748,606
CenterPoint Energy, Inc. 5.95%, 2/1/2017	200,000	217,498
Chevron Corp.:
0.89%, 6/24/2016	2,750,000	2,755,697
1.10%, 12/5/2017	8,000,000	7,936,998
1.35%, 11/15/2017 (a)	5,715,000	5,714,289
ConocoPhillips 1.05%, 12/15/2017	2,400,000	2,360,037
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	1,950,000	2,103,018
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	300,000	323,713
Enbridge Energy Partners LP 5.88%, 12/15/2016	590,000	635,066
Enbridge, Inc. 5.60%, 4/1/2017	98,000	105,094
Energy Transfer Partners LP 5.95%, 2/1/2015	3,900,000	3,912,874
Ensco PLC 3.25%, 3/15/2016	6,154,000	6,272,585
Enterprise Products Operating LLC:
3.20%, 2/1/2016	5,862,000	5,995,580
6.30%, 9/15/2017	1,800,000	2,007,370
7.03%, 1/15/2068 (b)	1,200,000	1,302,000
8.38%, 8/1/2066 (b)	2,089,000	2,224,785
EOG Resources, Inc. 2.50%, 2/1/2016	1,300,000	1,321,972
Exxon Mobil Corp. 0.92%, 3/15/2017	6,386,000	6,419,899
Hess Corp. 1.30%, 6/15/2017	2,250,000	2,205,582
Kinder Morgan Energy Partners LP:
3.50%, 3/1/2016	3,850,000	3,937,402
5.95%, 2/15/2018	100,000	109,176

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.00%, 2/1/2017	$4,300,000	$4,641,902
Kinder Morgan Finance Co. LLC 5.70%, 1/5/2016	5,000,000	5,169,450
Kinder Morgan, Inc.:
2.00%, 12/1/2017	4,725,000	4,687,915
7.00%, 6/15/2017	5,000,000	5,520,500
Magellan Midstream Partners LP 5.65%, 10/15/2016	869,000	928,119
Marathon Oil Corp.:
0.90%, 11/1/2015	5,802,000	5,785,070
6.00%, 10/1/2017	1,895,000	2,089,839
Marathon Petroleum Corp. 3.50%, 3/1/2016	5,052,000	5,169,651
Noble Holding International, Ltd.:
2.50%, 3/15/2017	485,000	462,100
3.05%, 3/1/2016	2,748,000	2,791,339
3.45%, 8/1/2015	3,622,000	3,669,644
Occidental Petroleum Corp.:
1.75%, 2/15/2017	4,771,000	4,789,890
2.50%, 2/1/2016	3,355,000	3,409,878
4.13%, 6/1/2016	4,554,000	4,739,993
ONEOK Partners LP:
2.00%, 10/1/2017	5,160,000	5,121,722
3.25%, 2/1/2016	5,687,000	5,789,517
6.15%, 10/1/2016	728,000	780,615
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	450,000	498,781
Phillips 66 2.95%, 5/1/2017	7,755,000	7,961,490
Pioneer Natural Resources Co.:
5.88%, 7/15/2016	3,860,000	4,077,789
6.65%, 3/15/2017	4,147,000	4,515,802
Plains All American Pipeline LP/PAA Finance Corp.:
3.95%, 9/15/2015	2,738,000	2,793,998
6.13%, 1/15/2017	3,438,000	3,733,661
Rowan Cos., Inc. 5.00%, 9/1/2017	22,000	22,702
Shell International Finance BV:
1.13%, 8/21/2017	7,000,000	6,948,598
5.20%, 3/22/2017 (a)	4,347,000	4,721,608
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (d)	1,057,000	1,138,015
Spectra Energy Partners LP 2.95%, 6/15/2016	2,531,000	2,591,876
Sunoco, Inc. 9.63%, 4/15/2015	1,649,000	1,686,528
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	1,855,000	2,059,646
Total Capital International SA:
0.75%, 1/25/2016	1,850,000	1,850,430
1.00%, 8/12/2016 (a)	2,200,000	2,196,554
1.00%, 1/10/2017	6,100,000	6,069,680
1.50%, 2/17/2017	1,650,000	1,656,920
1.55%, 6/28/2017 (a)	7,700,000	7,737,738
Total Capital SA 2.30%, 3/15/2016	5,714,000	5,814,654
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016	3,525,000	3,518,525
6.35%, 5/15/2067 (a)(b)	5,000,000	4,825,000
Transocean, Inc.:
2.50%, 10/15/2017	2,607,000	2,307,195
5.05%, 12/15/2016	6,200,000	6,169,000
Valero Energy Corp. 6.13%, 6/15/2017 (a)	3,320,000	3,627,349
Weatherford International LLC 6.35%, 6/15/2017	1,573,000	1,646,253
Weatherford International, Ltd./Bermuda 5.50%, 2/15/2016 (a)	335,000	348,213
Williams Partners LP 3.80%, 2/15/2015	3,950,000	3,961,285
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	1,300,000	1,429,315
XTO Energy, Inc. 6.25%, 8/1/2017	450,000	506,043

		277,341,800

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp. 10.75%, 6/1/2017	5,400,000	6,480,001
International Paper Co. 5.25%, 4/1/2016 (a)	2,534,000	2,653,505

		9,133,506

PERSONAL PRODUCTS — 0.0% (e)
The Estee Lauder Cos., Inc. 5.55%, 5/15/2017	247,000	270,356
The Procter & Gamble Co. 0.75%, 11/4/2016	700,000	697,983

		968,339

PHARMACEUTICALS — 4.1%
AbbVie, Inc. 1.75%, 11/6/2017	19,150,000	19,135,010
Actavis Funding SCS 1.30%, 6/15/2017	2,900,000	2,856,517
Allergan, Inc. 5.75%, 4/1/2016	1,434,000	1,512,318
AstraZeneca PLC 5.90%, 9/15/2017	9,200,000	10,287,858
Eli Lilly & Co. 5.20%, 3/15/2017	3,325,000	3,615,247
Express Scripts Holding Co.:
1.25%, 6/2/2017	3,365,000	3,330,979
2.65%, 2/15/2017	6,255,000	6,400,943
3.13%, 5/15/2016	6,297,000	6,463,344
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	9,100,000	9,146,627
GlaxoSmithKline Capital, Inc. 0.70%, 3/18/2016	6,834,000	6,827,559
Johnson & Johnson:
0.70%, 11/28/2016	100,000	99,701
1.13%, 11/21/2017	5,000,000	4,971,308
2.15%, 5/15/2016	3,000,000	3,058,131
5.55%, 8/15/2017	5,226,000	5,807,003
McKesson Corp.:
0.95%, 12/4/2015	3,440,000	3,447,023

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.29%, 3/10/2017	$4,075,000	$4,057,816
3.25%, 3/1/2016	2,082,000	2,131,082
5.70%, 3/1/2017	1,050,000	1,151,497
Medco Health Solutions, Inc. 7.13%, 3/15/2018	1,035,000	1,194,349
Merck & Co., Inc.:
0.70%, 5/18/2016	3,000,000	2,994,735
1.10%, 1/31/2018	2,300,000	2,277,248
2.25%, 1/15/2016	4,338,000	4,410,740
Mylan, Inc.:
1.35%, 11/29/2016	1,513,000	1,505,110
1.80%, 6/24/2016	5,887,000	5,917,237
Perrigo Co. PLC 1.30%, 11/8/2016	5,330,000	5,307,854
Pfizer, Inc.:
0.90%, 1/15/2017	2,600,000	2,589,645
1.10%, 5/15/2017	3,400,000	3,385,890
1.50%, 6/15/2018	4,000,000	3,966,693
Sanofi 2.63%, 3/29/2016	5,675,000	5,808,089
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	3,925,000	3,996,136
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	6,400,000	6,365,367
Wyeth LLC:
5.45%, 4/1/2017	2,005,000	2,191,310
5.50%, 2/15/2016	3,500,000	3,686,299
Zoetis, Inc.:
1.15%, 2/1/2016	4,300,000	4,291,782
1.88%, 2/1/2018	150,000	149,756

		154,338,203

PROFESSIONAL SERVICES — 0.0% (e)
The Dun & Bradstreet Corp. 3.25%, 12/1/2017	300,000	309,026

REAL ESTATE INVESTMENT TRUSTS — 2.0%
ARC Properties Operating Partnership LP 2.00%, 2/6/2017	8,000,000	7,540,000
AvalonBay Communities, Inc. 5.70%, 3/15/2017	300,000	326,343
BioMed Realty LP 3.85%, 4/15/2016 (a)	3,296,000	3,392,657
DDR Corp. 7.50%, 4/1/2017	2,882,000	3,226,926
Duke Realty LP:
5.95%, 2/15/2017	315,000	341,891
7.38%, 2/15/2015	1,800,000	1,813,046
ERP Operating LP:
5.13%, 3/15/2016	550,000	576,580
5.38%, 8/1/2016	2,120,000	2,253,959
5.75%, 6/15/2017 (a)	5,000,000	5,474,992
HCP, Inc.:
3.75%, 2/1/2016	4,093,000	4,208,201
5.63%, 5/1/2017	979,000	1,063,477
6.00%, 1/30/2017	1,871,000	2,037,591
6.30%, 9/15/2016	4,751,000	5,139,514
Health Care REIT, Inc.:
3.63%, 3/15/2016	600,000	617,516
4.70%, 9/15/2017	300,000	322,625
5.88%, 5/15/2015	2,000,000	2,037,322
6.20%, 6/1/2016	2,065,000	2,207,215
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	167,000	182,757
Hospitality Properties Trust 5.63%, 3/15/2017	4,000,000	4,286,127
Kimco Realty Corp.:
5.70%, 5/1/2017	2,400,000	2,611,185
5.78%, 3/15/2016	4,000,000	4,209,879
Liberty Property LP:
5.13%, 3/2/2015	1,195,000	1,203,256
5.50%, 12/15/2016	200,000	214,965
ProLogis LP 4.50%, 8/15/2017	635,000	677,373
Realty Income Corp. 5.95%, 9/15/2016	2,800,000	3,018,949
Regency Centers LP 5.88%, 6/15/2017	850,000	935,433
Simon Property Group LP:
2.15%, 9/15/2017	4,000,000	4,069,318
2.20%, 2/1/2019	100,000	100,345
2.80%, 1/30/2017	3,550,000	3,653,905
Ventas Realty LP 1.25%, 4/17/2017	114,000	113,029
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	3,691,000	3,704,992
2.00%, 2/15/2018	1,000,000	999,811
Weyerhaeuser Co. 6.95%, 8/1/2017	2,000,000	2,241,115

		74,802,294

ROAD & RAIL — 0.5%
Burlington Northern Santa Fe LLC:
5.65%, 5/1/2017	1,061,000	1,163,417
5.75%, 3/15/2018	1,000,000	1,119,836
Canadian National Railway Co.:
1.45%, 12/15/2016	1,000,000	1,006,320
5.80%, 6/1/2016	235,000	251,074
CSX Corp.:
5.60%, 5/1/2017	169,000	184,916
6.25%, 3/15/2018	500,000	566,823
Norfolk Southern Corp.:
5.75%, 1/15/2016	1,925,000	2,018,681
7.70%, 5/15/2017	250,000	285,807
Ryder System, Inc.:
2.45%, 11/15/2018	1,000,000	1,002,543
2.50%, 3/1/2017	1,900,000	1,935,755
2.55%, 6/1/2019	2,500,000	2,494,168
3.50%, 6/1/2017	2,420,000	2,521,045
3.60%, 3/1/2016	2,492,000	2,563,171
5.85%, 11/1/2016	735,000	793,590

		17,907,146

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Altera Corp. 1.75%, 5/15/2017	2,265,000	2,271,321

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Analog Devices, Inc. 3.00%, 4/15/2016	$2,047,000	$2,093,219
Applied Materials, Inc. 2.65%, 6/15/2016	2,152,000	2,199,146
Intel Corp.:
1.35%, 12/15/2017	13,000,000	12,951,540
1.95%, 10/1/2016	5,300,000	5,389,137
National Semiconductor Corp. 6.60%, 6/15/2017	3,000,000	3,376,848
Texas Instruments, Inc.:
0.88%, 3/12/2017	1,700,000	1,688,807
2.38%, 5/16/2016	2,800,000	2,857,149

		32,827,167

SOFTWARE — 0.9%
Fidelity National Information Services, Inc. 1.45%, 6/5/2017	1,935,000	1,922,197
Intuit, Inc. 5.75%, 3/15/2017	2,750,000	3,010,155
Microsoft Corp. 2.50%, 2/8/2016	2,200,000	2,247,635
Oracle Corp.:
1.20%, 10/15/2017 (a)	10,000,000	9,923,913
5.25%, 1/15/2016	11,275,000	11,813,756
Symantec Corp. 2.75%, 6/15/2017	3,750,000	3,794,889

		32,712,545

SPECIALTY RETAIL — 1.0%
AutoZone, Inc.:
1.30%, 1/13/2017	925,000	922,634
5.50%, 11/15/2015	2,741,000	2,852,235
Costco Wholesale Corp. 1.13%, 12/15/2017	4,200,000	4,169,320
Dollar General Corp. 4.13%, 7/15/2017 (a)	2,352,000	2,429,124
Lowe’s Cos., Inc.:
1.63%, 4/15/2017 (a)	3,130,000	3,156,947
2.13%, 4/15/2016	1,275,000	1,291,711
6.10%, 9/15/2017	35,000	39,274
Macy’s Retail Holdings, Inc. 7.45%, 7/15/2017	3,380,000	3,844,767
The Home Depot, Inc. 5.40%, 3/1/2016 (a)	13,008,000	13,704,758
Walgreens Boots Alliance, Inc. 1.75%, 11/17/2017 (a)	3,755,000	3,741,568

		36,152,338

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Apple, Inc.:
0.45%, 5/3/2016	4,250,000	4,233,718
1.00%, 5/3/2018	1,000,000	981,654
1.05%, 5/5/2017 (a)	7,375,000	7,369,989
Hewlett-Packard Co.:
2.60%, 9/15/2017	7,050,000	7,173,961
2.65%, 6/1/2016	5,290,000	5,380,304
3.00%, 9/15/2016	9,879,000	10,131,185
3.30%, 12/9/2016	5,400,000	5,576,837
5.40%, 3/1/2017	150,000	161,656
International Business Machines Corp.:
0.45%, 5/6/2016 (a)	3,050,000	3,035,801
1.25%, 2/8/2018	5,870,000	5,805,217
1.95%, 7/22/2016	9,279,000	9,438,394
1.95%, 2/12/2019 (a)	717,000	715,417
2.00%, 1/5/2016	4,100,000	4,158,692
5.70%, 9/14/2017	15,600,000	17,359,789

		81,522,614

THRIFTS & MORTGAGE FINANCE — 0.3%
Murray Street Investment Trust I 4.65%, 3/9/2017	7,733,000	8,210,521
Santander Holdings USA, Inc.:
3.00%, 9/24/2015	2,460,000	2,489,486
4.63%, 4/19/2016	1,616,000	1,680,569

		12,380,576

TOBACCO — 0.7%
Lorillard Tobacco Co.:
2.30%, 8/21/2017	474,000	476,060
3.50%, 8/4/2016 (a)	5,205,000	5,357,427
Philip Morris International, Inc.:
1.13%, 8/21/2017	3,889,000	3,863,443
1.25%, 11/9/2017	2,580,000	2,563,506
1.63%, 3/20/2017 (a)	1,150,000	1,160,684
2.50%, 5/16/2016	6,600,000	6,745,957
Reynolds American, Inc. 6.75%, 6/15/2017	5,118,000	5,689,912

		25,856,989

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp.:
1.25%, 3/4/2017	3,100,000	3,071,759
4.75%, 5/15/2015	2,100,000	2,130,091

		5,201,850

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
America Movil SAB de CV:
2.38%, 9/8/2016	9,100,000	9,266,877
5.63%, 11/15/2017	1,500,000	1,663,019
Deutsche Telekom International Finance BV 5.75%, 3/23/2016	6,650,000	7,019,384
Embarq Corp. 7.08%, 6/1/2016 (a)	7,850,000	8,412,553
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	1,000,000	996,779
Orange SA 2.75%, 9/14/2016	7,200,000	7,359,473
Telefonica Emisiones SAU:
3.99%, 2/16/2016	7,147,000	7,350,690
6.22%, 7/3/2017	6,311,000	6,978,554
6.42%, 6/20/2016	9,224,000	9,884,283
Vodafone Group PLC:
1.25%, 9/26/2017	3,700,000	3,638,158
1.63%, 3/20/2017	5,040,000	5,028,559

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.63%, 2/27/2017	$6,530,000	$7,058,586

		74,656,915

TOTAL CORPORATE BONDS & NOTES —
(Cost $3,720,885,423)		3,706,223,184

	Shares
SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	83,230,652	83,230,652
State Street Institutional Liquid Reserves Fund 0.07% (g)(h)	14,346,219	14,346,219

TOTAL SHORT TERM INVESTMENT — (i)
(Cost $97,576,871)		97,576,871

TOTAL INVESTMENTS — 101.5% (j)
(Cost $3,818,462,294)		3,803,800,055
OTHER ASSETS & LIABILITIES — (1.5)%		(57,673,980)

NET ASSETS — 100.0%		$3,746,126,075

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Variable rate security — Rate shown is rate in effect at December 31, 2014. Maturity date shown is the final maturity.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 1.3%
Embraer SA 5.15%, 6/15/2022	$250,000	$261,875
General Dynamics Corp.:
1.00%, 11/15/2017	150,000	148,199
2.25%, 7/15/2016	300,000	306,695
Honeywell International, Inc.:
4.25%, 3/1/2021	100,000	110,218
5.00%, 2/15/2019	315,000	352,128
5.30%, 3/15/2017	150,000	163,592
5.30%, 3/1/2018	150,000	166,923
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	52,132
4.75%, 7/15/2020	250,000	268,525
4.95%, 2/15/2021	75,000	81,250
5.20%, 10/15/2019	250,000	274,634
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	154,972
4.25%, 11/15/2019	145,000	157,429
Northrop Grumman Corp.:
1.75%, 6/1/2018	200,000	198,360
3.25%, 8/1/2023	150,000	150,401
3.50%, 3/15/2021	100,000	104,111
Precision Castparts Corp.:
1.25%, 1/15/2018	250,000	246,833
2.50%, 1/15/2023	100,000	97,052
Raytheon Co.:
3.13%, 10/15/2020	200,000	204,781
3.15%, 12/15/2024	200,000	200,768
4.40%, 2/15/2020	100,000	109,200
6.40%, 12/15/2018	150,000	173,867
Rockwell Collins, Inc. 3.70%, 12/15/2023	200,000	208,727
Textron, Inc.:
4.63%, 9/21/2016	100,000	105,682
5.95%, 9/21/2021	250,000	284,826
The Boeing Co.:
2.35%, 10/30/2021	150,000	147,428
4.88%, 2/15/2020	225,000	252,539
6.00%, 3/15/2019	400,000	462,360
United Technologies Corp.:
1.80%, 6/1/2017	333,000	337,520
3.10%, 6/1/2022	414,000	421,596
4.50%, 4/15/2020	250,000	276,499
5.38%, 12/15/2017	320,000	355,440

		6,836,562

AIR FREIGHT & LOGISTICS — 0.2%
FedEx Corp.:
2.70%, 4/15/2023	100,000	96,923
4.00%, 1/15/2024	70,000	74,343
8.00%, 1/15/2019	150,000	182,433
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	128,697
United Parcel Service, Inc.:
2.45%, 10/1/2022	50,000	48,877
3.13%, 1/15/2021	50,000	52,072
5.13%, 4/1/2019	250,000	280,522
5.50%, 1/15/2018	300,000	334,763

		1,198,630

AIRLINES — 0.2%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 1/15/2023	471,984	502,663
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019	101,741	108,354
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	172,967	183,993
Southwest Airlines Co.:
2.75%, 11/6/2019	50,000	50,209
5.75%, 12/15/2016	150,000	162,003
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 1/15/2017	134,908	148,399

		1,155,621

AUTO COMPONENTS — 0.2%
Delphi Corp. 4.15%, 3/15/2024	165,000	171,203
Johnson Controls, Inc.:
1.40%, 11/2/2017	120,000	118,746
4.25%, 3/1/2021	250,000	266,394
5.00%, 3/30/2020	150,000	165,178
Magna International, Inc. 3.63%, 6/15/2024	150,000	150,834

		872,355

AUTOMOBILES — 0.1%
Ford Motor Co. 6.50%, 8/1/2018 (a)	300,000	339,381

BANKS — 11.8%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	300,000	299,453
2.35%, 9/10/2019	200,000	199,856
3.05%, 8/23/2018	200,000	206,587
4.00%, 4/27/2016	250,000	259,192
4.00%, 3/13/2024	200,000	209,503
American Express Bank FSB 6.00%, 9/13/2017	300,000	333,646
Associated Banc-Corp. 5.13%, 3/28/2016	125,000	130,510
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	200,000	199,235
1.45%, 5/15/2018	250,000	247,181
1.88%, 10/6/2017 (a)	250,000	252,125
2.25%, 6/13/2019	230,000	230,814
Bancolombia SA 5.95%, 6/3/2021	50,000	53,755
Bank of Montreal:
1.30%, 7/15/2016	194,000	195,011
1.30%, 7/14/2017	250,000	248,888
1.40%, 9/11/2017	50,000	49,830
2.38%, 1/25/2019 (a)	250,000	252,080
2.50%, 1/11/2017	300,000	307,611

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.55%, 11/6/2022	$550,000	$536,420
Barclays Bank PLC:
2.50%, 2/20/2019	300,000	303,465
3.75%, 5/15/2024	400,000	411,992
5.00%, 9/22/2016	650,000	692,056
5.13%, 1/8/2020	380,000	426,665
5.14%, 10/14/2020	375,000	408,253
6.75%, 5/22/2019	94,000	111,134
Barclays PLC 2.75%, 11/8/2019	100,000	99,836
BB&T Corp.:
1.60%, 8/15/2017	150,000	149,275
3.20%, 3/15/2016	250,000	255,632
3.95%, 4/29/2016	125,000	129,634
3.95%, 3/22/2022 (a)	250,000	262,470
4.90%, 6/30/2017	250,000	265,691
5.25%, 11/1/2019	250,000	278,624
BNP Paribas 2.40%, 12/12/2018 (a)	400,000	403,672
BNP Paribas SA:
1.25%, 12/12/2016	150,000	149,833
1.38%, 3/17/2017	150,000	149,757
2.38%, 9/14/2017	300,000	305,329
2.45%, 3/17/2019 (a)	100,000	100,894
2.70%, 8/20/2018	250,000	255,433
3.60%, 2/23/2016	300,000	308,406
4.25%, 10/15/2024 (a)	715,000	723,316
5.00%, 1/15/2021	350,000	395,120
BPCE SA:
1.61%, 7/25/2017	100,000	99,384
1.63%, 2/10/2017	150,000	150,607
2.50%, 12/10/2018	250,000	253,232
2.50%, 7/15/2019 (a)	250,000	251,862
4.00%, 4/15/2024	250,000	261,774
Branch Banking & Trust Co.:
1.35%, 10/1/2017	500,000	496,519
2.30%, 10/15/2018	150,000	151,674
2.85%, 4/1/2021	150,000	150,796
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018 (a)	269,000	267,116
City National Corp/CA 5.25%, 9/15/2020	100,000	111,016
Comerica Bank:
5.20%, 8/22/2017	250,000	268,410
5.75%, 11/21/2016	183,000	198,079
Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	100,000	99,601
1.40%, 9/8/2017 (a)	100,000	99,634
1.90%, 9/18/2017	300,000	302,783
2.25%, 3/13/2019	150,000	150,681
2.30%, 9/6/2019	250,000	250,151
2.50%, 9/20/2018	300,000	305,174
Compass Bank 2.75%, 9/29/2019	300,000	299,649
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.38%, 1/19/2017	240,000	250,293
3.95%, 11/9/2022	250,000	255,350
4.50%, 1/11/2021	250,000	274,966
4.63%, 12/1/2023	500,000	526,147
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY:
1.70%, 3/19/2018	250,000	249,484
2.25%, 1/14/2019	300,000	301,778
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	450,000	479,345
Corpbanca SA 3.13%, 1/15/2018 (a)(b)	200,000	200,020
Credit Suisse of New York, NY:
1.38%, 5/26/2017	500,000	497,833
2.30%, 5/28/2019	600,000	598,595
3.00%, 10/29/2021	200,000	199,070
3.63%, 9/9/2024	300,000	305,426
4.38%, 8/5/2020	250,000	270,846
5.30%, 8/13/2019	370,000	415,309
5.40%, 1/14/2020	375,000	419,077
6.00%, 2/15/2018	250,000	277,978
Deutsche Bank AG 4.30%, 5/24/2028 (c)	325,000	315,440
Deutsche Bank AG London:
1.35%, 5/30/2017	250,000	248,764
1.40%, 2/13/2017	400,000	399,755
2.50%, 2/13/2019	500,000	505,749
3.70%, 5/30/2024	250,000	255,915
6.00%, 9/1/2017	270,000	300,291
Discover Bank/Greenwood DE 3.20%, 8/9/2021	300,000	300,072
Fifth Third Bancorp:
1.35%, 6/1/2017	100,000	99,529
3.50%, 3/15/2022	100,000	102,512
3.63%, 1/25/2016	150,000	154,040
4.30%, 1/16/2024	150,000	156,533
4.50%, 6/1/2018	125,000	134,215
Fifth Third Bank:
1.15%, 11/18/2016	250,000	249,453
1.45%, 2/28/2018	250,000	246,444
2.38%, 4/25/2019	200,000	200,955
HSBC Bank USA NA:
4.88%, 8/24/2020	300,000	328,586
6.00%, 8/9/2017	250,000	275,398
HSBC Holdings PLC:
4.00%, 3/30/2022	360,000	382,704
4.25%, 3/14/2024	800,000	829,346
4.88%, 1/14/2022	150,000	167,479
5.10%, 4/5/2021	375,000	423,654
HSBC USA, Inc.:
2.38%, 11/13/2019	100,000	99,812
2.63%, 9/24/2018	250,000	255,532
3.50%, 6/23/2024 (a)	100,000	103,065
Huntington BancShares, Inc.:
2.60%, 8/2/2018 (a)	250,000	252,460

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

7.00%, 12/15/2020	$25,000	$29,880
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	151,177
3.13%, 1/15/2016	700,000	710,385
3.88%, 1/16/2018	200,000	207,969
3.88%, 1/15/2019	300,000	310,190
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	250,000	275,541
6.00%, 10/1/2017	450,000	498,945
KeyBank NA:
1.10%, 11/25/2016	100,000	99,648
2.50%, 12/15/2019 (a)	300,000	301,024
KeyCorp:
2.30%, 12/13/2018	100,000	100,162
5.10%, 3/24/2021	240,000	269,541
Lloyds Bank PLC:
2.30%, 11/27/2018	200,000	201,071
2.35%, 9/5/2019	200,000	200,032
4.20%, 3/28/2017	150,000	158,963
4.88%, 1/21/2016	150,000	156,123
6.38%, 1/21/2021	150,000	179,732
Lloyds Banking Group PLC 4.50%, 11/4/2024	100,000	100,597
Manufacturers & Traders Trust Co.:
1.40%, 7/25/2017	140,000	139,441
2.30%, 1/30/2019	300,000	301,073
5.63%, 12/1/2021 (c)	250,000	256,373
MUFG Union Bank NA:
1.50%, 9/26/2016	250,000	251,272
2.13%, 6/16/2017	150,000	151,784
2.63%, 9/26/2018	50,000	50,731
5.95%, 5/11/2016	255,000	270,448
National Australia Bank/New York:
2.30%, 7/25/2018	300,000	303,952
2.75%, 3/9/2017	300,000	309,293
PNC Bank NA:
1.15%, 11/1/2016	300,000	299,906
2.20%, 1/28/2019	150,000	150,251
2.25%, 7/2/2019	250,000	249,405
2.40%, 10/18/2019	200,000	200,831
2.70%, 11/1/2022	100,000	96,061
2.95%, 1/30/2023	200,000	194,459
3.30%, 10/30/2024 (a)	200,000	202,601
3.80%, 7/25/2023	250,000	257,244
6.88%, 4/1/2018	600,000	689,812
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	256,054
4.38%, 8/11/2020	150,000	163,356
5.13%, 2/8/2020	160,000	179,543
5.63%, 2/1/2017	100,000	107,276
6.70%, 6/10/2019	250,000	295,540
Regions Financial Corp. 2.00%, 5/15/2018	150,000	148,277
Royal Bank of Canada:
1.20%, 1/23/2017	150,000	149,911
1.25%, 6/16/2017	100,000	99,568
1.40%, 10/13/2017	250,000	248,377
1.45%, 9/9/2016	150,000	150,956
1.50%, 1/16/2018	250,000	248,626
2.15%, 3/15/2019	256,000	256,448
2.20%, 7/27/2018	300,000	303,030
2.30%, 7/20/2016	100,000	102,001
2.88%, 4/19/2016	300,000	308,633
Societe Generale SA:
2.63%, 10/1/2018	260,000	264,272
2.75%, 10/12/2017 (a)	150,000	153,931
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017 (a)	100,000	99,564
1.35%, 7/11/2017	150,000	148,415
1.50%, 1/18/2018	250,000	245,914
1.80%, 7/18/2017	250,000	249,818
2.25%, 7/11/2019	250,000	247,276
2.45%, 1/10/2019	150,000	150,366
2.50%, 7/19/2018	200,000	201,996
3.00%, 1/18/2023	250,000	249,220
3.20%, 7/18/2022	250,000	252,949
SunTrust Banks, Inc.:
2.75%, 5/1/2023	250,000	243,542
3.50%, 1/20/2017	150,000	155,122
3.60%, 4/15/2016	255,000	262,370
6.00%, 9/11/2017	300,000	333,243
7.25%, 3/15/2018	150,000	170,538
Svenska Handelsbanken AB:
1.63%, 3/21/2018	200,000	199,181
2.25%, 6/17/2019	450,000	451,216
2.50%, 1/25/2019 (a)	200,000	203,368
2.88%, 4/4/2017	150,000	154,970
3.13%, 7/12/2016	250,000	257,863
The Bank of New York Mellon Corp.:
1.30%, 1/25/2018	300,000	296,375
1.35%, 3/6/2018	53,000	52,304
2.20%, 3/4/2019	200,000	200,342
5.50%, 12/1/2017	100,000	110,648
The Bank of Nova Scotia:
0.95%, 3/15/2016	600,000	601,234
1.10%, 12/13/2016	150,000	149,746
1.38%, 7/15/2016	500,000	503,253
1.38%, 12/18/2017	200,000	198,247
1.45%, 4/25/2018	200,000	197,208
2.55%, 1/12/2017	250,000	256,398
2.80%, 7/21/2021	150,000	149,949
2.90%, 3/29/2016	250,000	256,398
4.38%, 1/13/2021	200,000	218,839
The Huntington National Bank 2.20%, 4/1/2019	150,000	148,936
The PNC Financial Services Group, Inc. 3.90%, 4/29/2024	250,000	254,392
The Royal Bank of Scotland PLC:
1.88%, 3/31/2017	200,000	199,891
6.13%, 1/11/2021	200,000	235,387
The Toronto-Dominion Bank:
1.13%, 5/2/2017	200,000	199,062
1.40%, 4/30/2018	150,000	148,087
2.13%, 7/2/2019 (a)	200,000	199,309
2.25%, 11/5/2019	500,000	498,717
2.38%, 10/19/2016	500,000	511,797
2.63%, 9/10/2018	250,000	255,746

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

US Bancorp:
1.65%, 5/15/2017	$200,000	$201,215
1.95%, 11/15/2018	150,000	150,240
2.20%, 11/15/2016	250,000	254,547
2.20%, 4/25/2019	250,000	250,441
2.95%, 7/15/2022	200,000	197,017
3.00%, 3/15/2022	300,000	303,771
3.44%, 2/1/2016	150,000	153,480
3.60%, 9/11/2024	200,000	202,860
3.70%, 1/30/2024	250,000	262,219
4.13%, 5/24/2021	350,000	381,224
US Bank NA 2.13%, 10/28/2019	350,000	347,911
Vesey Street Investment Trust I 4.40%, 9/1/2016	300,000	313,886
Wachovia Corp.:
5.63%, 10/15/2016	157,000	168,536
5.75%, 6/15/2017	300,000	331,165
5.75%, 2/1/2018	400,000	447,739
Wells Fargo & Co.:
1.15%, 6/2/2017	300,000	298,155
1.25%, 7/20/2016	140,000	140,004
1.40%, 9/8/2017 (a)	200,000	199,321
1.50%, 1/16/2018	300,000	298,175
2.10%, 5/8/2017	100,000	101,662
2.13%, 4/22/2019 (a)	350,000	349,122
2.15%, 1/15/2019	137,000	137,232
2.63%, 12/15/2016	250,000	256,972
3.00%, 1/22/2021	300,000	307,098
3.30%, 9/9/2024	100,000	100,461
3.45%, 2/13/2023	1,000,000	1,003,929
3.50%, 3/8/2022	450,000	469,652
3.68%, 6/15/2016	500,000	518,194
4.13%, 8/15/2023	200,000	209,321
4.48%, 1/16/2024	350,000	371,258
4.60%, 4/1/2021	500,000	556,597
5.13%, 9/15/2016	315,000	334,656
5.63%, 12/11/2017	700,000	779,016
6.00%, 11/15/2017	335,000	373,613
Westpac Banking Corp.:
0.95%, 1/12/2016	150,000	150,341
1.20%, 5/19/2017	197,000	196,266
1.50%, 12/1/2017	250,000	249,294
1.60%, 1/12/2018	250,000	249,882
2.00%, 8/14/2017	200,000	202,665
2.25%, 1/17/2019	200,000	201,653
4.88%, 11/19/2019	300,000	335,394

		61,512,642

BEVERAGES — 2.6%
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016	300,000	300,378
1.25%, 1/17/2018	150,000	148,272
2.15%, 2/1/2019	205,000	205,350
2.63%, 1/17/2023	275,000	266,451
3.70%, 2/1/2024	250,000	259,704
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	988,000	987,924
2.50%, 7/15/2022	500,000	485,421
2.88%, 2/15/2016	45,000	46,052
5.00%, 4/15/2020	500,000	559,550
5.38%, 1/15/2020	365,000	414,278
6.88%, 11/15/2019	176,000	211,055
7.75%, 1/15/2019	450,000	543,954
Beam Suntory, Inc. 1.88%, 5/15/2017	300,000	301,925
Beam, Inc. 1.75%, 6/15/2018	50,000	49,371
Bottling Group LLC 5.13%, 1/15/2019	100,000	111,753
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	154,809
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	200,000	200,126
3.88%, 11/26/2023	200,000	208,901
Diageo Capital PLC:
1.13%, 4/29/2018	200,000	195,154
1.50%, 5/11/2017 (a)	450,000	450,747
2.63%, 4/29/2023	250,000	242,702
4.83%, 7/15/2020	250,000	278,476
5.75%, 10/23/2017	275,000	305,214
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	44,000	42,952
2.60%, 1/15/2019	200,000	203,028
3.20%, 11/15/2021	200,000	203,909
6.82%, 5/1/2018	400,000	461,447
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	236,180
PepsiCo, Inc.:
0.95%, 2/22/2017	300,000	298,620
1.25%, 8/13/2017 (a)	200,000	199,292
2.25%, 1/7/2019	150,000	151,947
2.50%, 5/10/2016	300,000	306,883
2.75%, 3/5/2022	200,000	197,759
2.75%, 3/1/2023	150,000	147,257
3.00%, 8/25/2021	120,000	122,367
3.13%, 11/1/2020	150,000	155,337
3.60%, 3/1/2024 (a)	629,000	654,637
4.50%, 1/15/2020	100,000	110,631
5.00%, 6/1/2018	290,000	320,824
7.90%, 11/1/2018	290,000	353,071
The Coca-Cola Co.:
1.15%, 4/1/2018 (a)	335,000	330,879
1.65%, 3/14/2018	250,000	251,016
1.65%, 11/1/2018 (a)	200,000	199,634
1.80%, 9/1/2016	200,000	203,144
2.45%, 11/1/2020	250,000	251,542
2.50%, 4/1/2023	100,000	97,847
3.15%, 11/15/2020	270,000	281,538
3.20%, 11/1/2023 (a)	400,000	411,049
3.30%, 9/1/2021	300,000	313,260
4.88%, 3/15/2019	200,000	223,797

		13,657,414

BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.25%, 5/22/2017	150,000	148,849
2.13%, 5/15/2017	600,000	607,607
2.20%, 5/22/2019	200,000	198,456

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.30%, 6/15/2016 (a)	$300,000	$304,494
2.50%, 11/15/2016	300,000	306,366
3.45%, 10/1/2020 (a)	200,000	206,467
3.63%, 5/15/2022	150,000	154,091
3.63%, 5/22/2024	390,000	395,807
3.88%, 11/15/2021	100,000	104,951
4.10%, 6/15/2021	300,000	319,547
5.85%, 6/1/2017	300,000	329,665
6.15%, 6/1/2018	150,000	169,770
Biogen Idec, Inc. 6.88%, 3/1/2018	150,000	172,478
Celgene Corp.:
3.25%, 8/15/2022	150,000	149,256
3.63%, 5/15/2024	450,000	457,040
4.00%, 8/15/2023	100,000	105,030
Gilead Sciences, Inc.:
2.05%, 4/1/2019	150,000	149,901
3.70%, 4/1/2024	450,000	469,482
4.40%, 12/1/2021	450,000	492,831
4.50%, 4/1/2021	175,000	192,097
Life Technologies Corp.:
3.50%, 1/15/2016	300,000	306,386
6.00%, 3/1/2020	250,000	286,204

		6,026,775

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	385,918

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	55,000	56,192
Owens Corning 4.20%, 12/15/2022	600,000	608,944

		665,136

CAPITAL MARKETS — 5.2%
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	100,000	104,428
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	150,000	169,157
7.30%, 6/28/2019	300,000	362,154
Ares Capital Corp. 4.88%, 11/30/2018	100,000	104,440
BlackRock, Inc.:
3.38%, 6/1/2022	50,000	51,662
3.50%, 3/18/2024 (a)	350,000	359,046
5.00%, 12/10/2019	156,000	175,909
HSBC USA, Inc.:
1.63%, 1/16/2018	400,000	398,571
2.25%, 6/23/2019	200,000	199,610
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	370,757
Morgan Stanley:
1.75%, 2/25/2016	200,000	201,187
2.13%, 4/25/2018	368,000	367,867
2.38%, 7/23/2019	500,000	497,831
2.50%, 1/24/2019	150,000	150,426
3.70%, 10/23/2024	500,000	506,404
3.75%, 2/25/2023	896,000	917,883
3.80%, 4/29/2016	1,450,000	1,496,027
3.88%, 4/29/2024	750,000	769,552
4.10%, 5/22/2023	450,000	453,362
4.75%, 3/22/2017	250,000	266,521
4.88%, 11/1/2022	150,000	159,847
5.45%, 1/9/2017	300,000	322,834
5.50%, 1/26/2020	250,000	280,985
5.50%, 7/28/2021	600,000	682,222
5.55%, 4/27/2017	300,000	325,614
5.63%, 9/23/2019	535,000	602,578
5.75%, 10/18/2016	300,000	322,640
5.75%, 1/25/2021	450,000	516,178
5.95%, 12/28/2017	250,000	277,696
6.25%, 8/28/2017	200,000	222,006
6.63%, 4/1/2018	400,000	455,395
7.30%, 5/13/2019	500,000	593,302
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	157,762
3.45%, 11/4/2020	100,000	105,936
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	165,556
The Bank of New York Mellon Corp.:
1.97%, 6/20/2017	150,000	151,446
2.10%, 8/1/2018	120,000	120,802
2.20%, 5/15/2019	100,000	99,975
2.30%, 7/28/2016	70,000	71,277
2.30%, 9/11/2019	200,000	200,382
3.40%, 5/15/2024	150,000	152,346
3.55%, 9/23/2021	475,000	498,696
3.65%, 2/4/2024 (a)	150,000	156,756
4.15%, 2/1/2021	250,000	272,053
4.60%, 1/15/2020	39,000	42,940
The Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	269,523
5.55%, 1/22/2017	300,000	323,203
6.40%, 10/2/2017	300,000	336,638
7.25%, 2/1/2018	545,000	629,140
The Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	425,000	428,367
2.55%, 10/23/2019	300,000	298,433
2.63%, 1/31/2019	650,000	652,473
2.90%, 7/19/2018	400,000	408,052
3.63%, 2/7/2016	1,150,000	1,180,016
3.63%, 1/22/2023	550,000	555,405
3.85%, 7/8/2024	468,000	478,876
4.00%, 3/3/2024	865,000	899,073
5.25%, 7/27/2021	750,000	841,224
5.38%, 3/15/2020	400,000	448,401
5.63%, 1/15/2017	855,000	917,870
5.75%, 10/1/2016	100,000	107,369
5.75%, 1/24/2022	1,100,000	1,266,020
5.95%, 1/18/2018	600,000	666,219
6.00%, 6/15/2020	250,000	288,079
6.15%, 4/1/2018	460,000	515,350
6.25%, 9/1/2017	350,000	388,821
7.50%, 2/15/2019	300,000	357,021

		27,135,591

CHEMICALS — 2.2%
Agrium, Inc.:
3.15%, 10/1/2022	200,000	194,299

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.50%, 6/1/2023	$50,000	$49,197
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	55,795
3.00%, 11/3/2021	50,000	50,761
3.35%, 7/31/2024	200,000	203,151
4.38%, 8/21/2019	100,000	108,591
Airgas, Inc. 1.65%, 2/15/2018	250,000	246,397
Albemarle Corp.:
3.00%, 12/1/2019	100,000	99,518
4.15%, 12/1/2024	100,000	101,966
Braskem Finance, Ltd. 6.45%, 2/3/2024	100,000	100,000
CF Industries, Inc. 7.13%, 5/1/2020	350,000	415,787
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023	250,000	245,284
3.63%, 1/15/2021	50,000	52,607
4.25%, 4/1/2021	50,000	54,267
4.63%, 1/15/2020	150,000	164,957
5.25%, 12/15/2016	250,000	269,368
5.75%, 3/15/2019	450,000	512,730
6.00%, 7/15/2018	250,000	284,189
Eastman Chemical Co.:
2.40%, 6/1/2017	450,000	456,589
3.60%, 8/15/2022 (a)	150,000	151,904
Ecolab, Inc.:
3.00%, 12/8/2016	500,000	515,439
4.35%, 12/8/2021	300,000	326,090
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	48,838
Lubrizol Corp. 8.88%, 2/1/2019	150,000	186,856
LYB International Finance BV 4.00%, 7/15/2023	329,000	335,831
LyondellBasell Industries NV:
5.00%, 4/15/2019	300,000	325,564
6.00%, 11/15/2021	300,000	345,098
Methanex Corp. 3.25%, 12/15/2019	100,000	99,293
Monsanto Co.:
1.15%, 6/30/2017	200,000	198,641
2.20%, 7/15/2022	150,000	142,211
2.75%, 4/15/2016	100,000	102,263
3.38%, 7/15/2024	150,000	152,051
NewMarket Corp. 4.10%, 12/15/2022	50,000	51,180
Potash Corp. of Saskatchewan, Inc.:
3.63%, 3/15/2024 (a)	200,000	206,196
4.88%, 3/30/2020 (a)	150,000	166,585
6.50%, 5/15/2019	150,000	175,676
PPG Industries, Inc. 2.30%, 11/15/2019	200,000	198,119
Praxair, Inc.:
1.05%, 11/7/2017	100,000	98,809
1.25%, 11/7/2018	250,000	243,272
2.20%, 8/15/2022	150,000	142,825
2.45%, 2/15/2022	250,000	244,004
4.05%, 3/15/2021	100,000	107,521
4.50%, 8/15/2019 (a)	300,000	329,386
Rohm & Haas Co. 6.00%, 9/15/2017	300,000	332,462
RPM International, Inc. 6.13%, 10/15/2019	300,000	338,573
The Dow Chemical Co.:
2.50%, 2/15/2016	250,000	254,235
3.00%, 11/15/2022	350,000	341,248
3.50%, 10/1/2024 (a)	250,000	246,654
4.13%, 11/15/2021 (a)	300,000	316,556
4.25%, 11/15/2020	40,000	42,770
5.70%, 5/15/2018	56,000	62,336
8.55%, 5/15/2019	310,000	384,938
The Mosaic Co. 3.75%, 11/15/2021 (a)	150,000	155,853
The Sherwin-Williams Co. 1.35%, 12/15/2017	150,000	148,373
Valspar Corp. 4.20%, 1/15/2022	50,000	52,644
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	28,860

		11,264,607

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	99,111
Cintas Corp.:
4.30%, 6/1/2021	250,000	265,775
6.13%, 12/1/2017	100,000	111,363
Pitney Bowes, Inc.:
5.75%, 9/15/2017 (a)	150,000	162,346
6.25%, 3/15/2019	135,000	152,173
Princeton University 4.95%, 3/1/2019	3,000	3,358
Republic Services, Inc.:
3.55%, 6/1/2022	250,000	255,504
3.80%, 5/15/2018	200,000	211,148
5.25%, 11/15/2021	100,000	113,385
5.50%, 9/15/2019	105,000	118,371
The Western Union Co.:
3.65%, 8/22/2018	300,000	312,931
5.25%, 4/1/2020 (a)	135,000	148,935
5.93%, 10/1/2016	150,000	161,220
Total System Services, Inc. 2.38%, 6/1/2018	100,000	99,087
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	151,828
4.60%, 3/1/2021	210,000	229,953
7.38%, 3/11/2019	150,000	180,000

		2,776,488

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
1.10%, 3/3/2017	590,000	589,628
2.13%, 3/1/2019 (a)	300,000	300,819
2.90%, 3/4/2021 (a)	55,000	56,012
3.15%, 3/14/2017	150,000	156,407
3.63%, 3/4/2024	150,000	157,051
4.45%, 1/15/2020	312,000	342,868
4.95%, 2/15/2019	420,000	466,917

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.50%, 2/22/2016	$300,000	$316,244
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	35,633
4.60%, 3/15/2021	100,000	105,376
Motorola Solutions, Inc.:
3.50%, 9/1/2021	600,000	599,071
3.75%, 5/15/2022	250,000	250,410
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	250,000	262,658

		3,639,094

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	250,549
2.88%, 5/8/2022	100,000	100,006
Fluor Corp. 3.38%, 9/15/2021	250,000	258,821

		609,376

CONSUMER FINANCE — 1.0%
Caterpillar Financial Services Corp.:
1.25%, 8/18/2017	100,000	99,413
1.35%, 9/6/2016	350,000	352,924
1.63%, 6/1/2017	100,000	100,632
2.05%, 8/1/2016	500,000	508,161
2.10%, 6/9/2019	300,000	299,417
2.25%, 12/1/2019	100,000	99,971
3.25%, 12/1/2024	200,000	202,160
3.30%, 6/9/2024	200,000	203,514
7.15%, 2/15/2019	250,000	298,985
Discover Financial Services:
3.85%, 11/21/2022	350,000	355,379
5.20%, 4/27/2022	100,000	110,390
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	199,699
1.13%, 6/12/2017	100,000	99,608
1.20%, 10/10/2017	150,000	148,910
1.40%, 3/15/2017	25,000	25,061
1.70%, 1/15/2020 (a)	150,000	145,629
1.85%, 9/15/2016 (a)	250,000	253,677
1.95%, 12/13/2018	150,000	150,117
1.95%, 3/4/2019	100,000	99,736
2.00%, 1/13/2017	100,000	101,829
2.25%, 4/17/2019	150,000	151,065
2.80%, 9/18/2017	250,000	258,960
2.80%, 3/4/2021	200,000	202,087
2.80%, 1/27/2023	100,000	99,043
3.15%, 10/15/2021	100,000	102,748
3.90%, 7/12/2021	150,000	161,139
5.75%, 9/10/2018	350,000	398,223

		5,228,477

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	163,047
Packaging Corp. of America:
3.65%, 9/15/2024	100,000	98,437
4.50%, 11/1/2023	33,000	34,619
Rock Tenn Co. 4.90%, 3/1/2022	200,000	214,407

		510,510

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	250,000	278,880
Yale University 2.09%, 4/15/2019	100,000	100,531

		379,411

DIVERSIFIED FINANCIAL SERVICES — 14.5%
Air Lease Corp.:
2.13%, 1/15/2018	200,000	196,957
3.38%, 1/15/2019 (a)	150,000	152,051
3.88%, 4/1/2021 (a)	50,000	50,133
4.75%, 3/1/2020	250,000	265,176
American Express Co.:
1.55%, 5/22/2018	50,000	49,256
2.65%, 12/2/2022	297,000	288,207
3.63%, 12/5/2024	215,000	217,689
5.50%, 9/12/2016	200,000	213,953
6.15%, 8/28/2017	250,000	278,586
6.80%, 9/1/2066 (c)	200,000	211,000
7.00%, 3/19/2018	300,000	346,229
8.13%, 5/20/2019	305,000	376,468
American Express Credit Corp.:
1.13%, 6/5/2017	750,000	743,684
2.13%, 7/27/2018	250,000	250,847
2.13%, 3/18/2019	210,000	209,316
2.25%, 8/15/2019	410,000	408,994
2.80%, 9/19/2016	150,000	154,458
American Honda Finance Corp.:
1.13%, 10/7/2016	300,000	300,297
2.13%, 10/10/2018	200,000	200,859
2.25%, 8/15/2019 (a)	200,000	200,383
Associates Corp. of North America 6.95%, 11/1/2018	250,000	291,350
Bank of America Corp.:
1.25%, 1/11/2016	300,000	300,526
2.00%, 1/11/2018	450,000	449,263
2.60%, 1/15/2019	314,000	316,088
2.65%, 4/1/2019	540,000	543,758
3.30%, 1/11/2023	800,000	797,542
3.63%, 3/17/2016	750,000	771,077
3.75%, 7/12/2016	500,000	517,899
3.88%, 3/22/2017	200,000	209,547
4.00%, 4/1/2024	650,000	676,830
4.10%, 7/24/2023	255,000	267,700
4.13%, 1/22/2024	700,000	735,151
4.20%, 8/26/2024	625,000	634,708
5.00%, 5/13/2021	350,000	388,701
5.42%, 3/15/2017	200,000	214,503
5.49%, 3/15/2019	100,000	110,322
5.63%, 7/1/2020	600,000	683,028
5.65%, 5/1/2018	525,000	582,247
5.70%, 5/2/2017	310,000	335,160
5.70%, 1/24/2022	250,000	288,481
5.75%, 8/15/2016	300,000	319,662
5.75%, 12/1/2017	700,000	773,385

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.88%, 1/5/2021	$600,000	$693,382
6.00%, 9/1/2017	300,000	331,584
6.05%, 5/16/2016	150,000	158,958
6.50%, 8/1/2016	550,000	593,059
6.88%, 4/25/2018	967,000	1,109,591
7.63%, 6/1/2019	250,000	302,020
Bank of America NA:
1.13%, 11/14/2016	200,000	199,068
5.30%, 3/15/2017	400,000	429,594
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	101,825
2.90%, 8/15/2018	50,000	51,879
4.70%, 10/27/2019	50,000	55,625
BP Capital Markets PLC:
3.20%, 3/11/2016	450,000	461,678
4.50%, 10/1/2020	250,000	270,264
Capital One Bank USA NA:
1.20%, 2/13/2017	250,000	247,672
1.30%, 6/5/2017	200,000	198,202
2.30%, 6/5/2019	200,000	197,702
8.80%, 7/15/2019	895,000	1,117,784
Capital One Financial Corp.:
2.45%, 4/24/2019	150,000	149,352
3.15%, 7/15/2016	310,000	318,574
6.15%, 9/1/2016	250,000	268,292
6.75%, 9/15/2017	200,000	224,726
Capital One NA:
1.50%, 9/5/2017	200,000	198,130
2.40%, 9/5/2019	200,000	197,324
Citigroup, Inc.:
1.25%, 1/15/2016	250,000	250,314
1.30%, 4/1/2016	400,000	400,107
1.55%, 8/14/2017	400,000	397,660
1.70%, 7/25/2016	200,000	201,149
1.75%, 5/1/2018	150,000	148,527
2.50%, 7/29/2019	400,000	400,237
2.55%, 4/8/2019	300,000	301,737
3.38%, 3/1/2023	468,000	470,352
3.50%, 5/15/2023	250,000	243,015
3.75%, 6/16/2024 (a)	250,000	255,117
3.88%, 10/25/2023	350,000	362,456
3.95%, 6/15/2016	328,000	340,273
4.00%, 8/5/2024	500,000	499,043
4.05%, 7/30/2022	200,000	205,467
4.45%, 1/10/2017	200,000	211,397
4.50%, 1/14/2022	460,000	501,220
5.30%, 1/7/2016	250,000	260,513
5.38%, 8/9/2020	350,000	396,328
5.50%, 2/15/2017	540,000	580,829
5.85%, 8/2/2016	500,000	534,545
6.00%, 8/15/2017	200,000	221,257
6.13%, 11/21/2017	650,000	725,285
6.13%, 5/15/2018	350,000	394,939
8.50%, 5/22/2019	440,000	548,391
CME Group, Inc. 3.00%, 9/15/2022	35,000	35,496
Countrywide Financial Corp. 6.25%, 5/15/2016	300,000	318,734
Credit Suisse USA, Inc.:
5.38%, 3/2/2016	300,000	314,756
5.85%, 8/16/2016	250,000	268,320
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	500,000	497,606
1.68%, 9/8/2017	100,000	99,127
1.70%, 5/9/2016	250,000	251,009
1.72%, 12/6/2017	400,000	395,416
2.38%, 1/16/2018	250,000	251,456
2.38%, 3/12/2019 (a)	300,000	297,492
2.60%, 11/4/2019	100,000	99,282
2.88%, 10/1/2018	200,000	203,124
3.00%, 6/12/2017	75,000	76,928
3.98%, 6/15/2016	300,000	310,829
4.21%, 4/15/2016	300,000	310,800
4.25%, 2/3/2017	542,000	569,218
4.38%, 8/6/2023	250,000	266,996
5.00%, 5/15/2018	450,000	488,189
5.75%, 2/1/2021	250,000	285,367
5.88%, 8/2/2021	250,000	289,039
6.63%, 8/15/2017	150,000	167,309
8.13%, 1/15/2020	363,000	449,663
Franklin Resources, Inc. 2.80%, 9/15/2022	150,000	149,236
FS Investment Corp. 4.00%, 7/15/2019	100,000	99,564
General Electric Capital Corp.:
1.00%, 1/8/2016	750,000	752,830
1.50%, 7/12/2016	250,000	252,168
1.60%, 11/20/2017	100,000	100,255
1.63%, 4/2/2018	250,000	249,754
2.30%, 4/27/2017	300,000	306,774
2.30%, 1/14/2019 (a)	1,050,000	1,065,995
2.90%, 1/9/2017	600,000	620,814
3.10%, 1/9/2023	375,000	379,155
3.15%, 9/7/2022 (a)	100,000	101,544
3.45%, 5/15/2024 (a)	550,000	567,667
4.38%, 9/16/2020	150,000	164,152
4.63%, 1/7/2021	375,000	417,619
4.65%, 10/17/2021	250,000	279,676
5.00%, 1/8/2016	750,000	783,267
5.30%, 2/11/2021	295,000	335,728
5.40%, 2/15/2017	550,000	597,293
5.50%, 1/8/2020	350,000	401,269
5.55%, 5/4/2020	200,000	230,469
5.63%, 9/15/2017	550,000	609,157
5.63%, 5/1/2018	670,000	752,859
6.00%, 8/7/2019	150,000	174,262
6.38%, 11/15/2067 (b)(c)	150,000	160,500
HSBC Finance Corp. 6.68%, 1/15/2021	600,000	709,217
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	500,000	507,679
4.00%, 10/15/2023	200,000	209,448
International Lease Finance Corp. 6.75%, 9/1/2016 (d)	450,000	479,250
Invesco Finance PLC 3.13%, 11/30/2022	200,000	196,565

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Jefferies Group LLC:
5.13%, 1/20/2023	$367,000	$373,068
6.88%, 4/15/2021	134,000	150,675
JPMorgan Chase & Co.:
1.13%, 2/26/2016	250,000	249,991
1.35%, 2/15/2017	450,000	449,723
1.63%, 5/15/2018	321,000	317,029
1.80%, 1/25/2018	100,000	99,833
2.00%, 8/15/2017	250,000	252,368
2.20%, 10/22/2019 (a)	300,000	296,936
2.35%, 1/28/2019	250,000	251,394
2.60%, 1/15/2016	600,000	610,033
3.15%, 7/5/2016	1,000,000	1,028,687
3.20%, 1/25/2023	600,000	599,828
3.25%, 9/23/2022	600,000	604,321
3.38%, 5/1/2023	450,000	438,826
3.45%, 3/1/2016	500,000	513,413
3.63%, 5/13/2024	350,000	358,698
3.88%, 2/1/2024 (a)	400,000	416,198
3.88%, 9/10/2024	300,000	299,534
4.25%, 10/15/2020	500,000	536,930
4.35%, 8/15/2021	825,000	890,190
4.40%, 7/22/2020	400,000	432,598
4.50%, 1/24/2022	650,000	708,447
4.63%, 5/10/2021	400,000	438,479
4.95%, 3/25/2020	200,000	221,961
6.00%, 1/15/2018	500,000	559,370
6.13%, 6/27/2017	250,000	275,691
6.30%, 4/23/2019	700,000	812,518
Lazard Group LLC:
4.25%, 11/14/2020	71,000	74,741
6.85%, 6/15/2017	145,000	161,290
Legg Mason, Inc. 2.70%, 7/15/2019	150,000	150,471
Leucadia National Corp. 5.50%, 10/18/2023	200,000	204,244
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	600,000	669,165
6.50%, 7/15/2018	300,000	341,205
6.88%, 11/15/2018	300,000	348,673
Moody’s Corp. 4.50%, 9/1/2022	250,000	267,828
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	250,000	248,838
2.30%, 11/15/2019	100,000	99,377
4.75%, 4/30/2043 (c)	100,000	98,500
5.45%, 2/1/2018	250,000	278,446
10.38%, 11/1/2018	185,000	241,815
Nomura Holdings, Inc.:
2.00%, 9/13/2016	250,000	251,341
2.75%, 3/19/2019 (a)	150,000	151,033
4.13%, 1/19/2016	202,000	207,656
6.70%, 3/4/2020	155,000	182,813
ORIX Corp.:
3.75%, 3/9/2017	150,000	155,561
5.00%, 1/12/2016	300,000	310,765
PACCAR Financial Corp.:
1.15%, 8/16/2016	150,000	150,463
2.20%, 9/15/2019	100,000	100,061
PennantPark Investment Corp. 4.50%, 10/1/2019	150,000	150,333
Prospect Capital Corp. 5.00%, 7/15/2019	300,000	302,250
Royal Bank of Scotland Group PLC:
4.38%, 3/16/2016	350,000	362,092
5.63%, 8/24/2020	250,000	283,764
Stifel Financial Corp. 4.25%, 7/18/2024	150,000	152,070
Synchrony Financial:
1.88%, 8/15/2017	45,000	45,017
3.00%, 8/15/2019	300,000	302,845
3.75%, 8/15/2021	100,000	101,864
4.25%, 8/15/2024	250,000	255,947
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	274,387
The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	65,252
5.55%, 1/15/2020	246,000	270,228
Toyota Motor Credit Corp.:
1.13%, 5/16/2017	200,000	199,326
1.25%, 10/5/2017	500,000	497,175
1.38%, 1/10/2018	250,000	248,301
1.75%, 5/22/2017	300,000	303,243
2.00%, 9/15/2016	50,000	50,870
2.00%, 10/24/2018	100,000	100,417
2.10%, 1/17/2019	350,000	351,406
2.13%, 7/18/2019 (a)	200,000	199,991
2.63%, 1/10/2023	150,000	148,509
2.75%, 5/17/2021	300,000	303,408
2.80%, 1/11/2016	150,000	153,254
3.30%, 1/12/2022	200,000	207,846
3.40%, 9/15/2021	150,000	157,018
4.25%, 1/11/2021	150,000	164,130
4.50%, 6/17/2020	175,000	192,705
UBS AG of Stamford, CT:
1.38%, 8/14/2017	300,000	298,126
2.38%, 8/14/2019	800,000	799,956
4.88%, 8/4/2020	522,000	581,236
5.75%, 4/25/2018	521,000	584,878
5.88%, 7/15/2016	200,000	213,045
5.88%, 12/20/2017	383,000	427,937

		75,578,087

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
America Movil SAB de CV 5.00%, 10/16/2019	150,000	166,488
AT&T, Inc.:
1.40%, 12/1/2017	400,000	395,705
1.60%, 2/15/2017	50,000	50,178
1.70%, 6/1/2017	250,000	250,830
2.30%, 3/11/2019 (a)	200,000	199,949
2.38%, 11/27/2018	200,000	201,630
2.40%, 8/15/2016	250,000	254,771
2.63%, 12/1/2022 (a)	720,000	683,767
2.95%, 5/15/2016	250,000	256,183
3.00%, 2/15/2022	300,000	294,063
3.88%, 8/15/2021	350,000	364,544
3.90%, 3/11/2024 (a)	150,000	153,716

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.50%, 2/1/2018	$848,000	$936,145
5.60%, 5/15/2018	150,000	166,971
5.80%, 2/15/2019	350,000	396,342
British Telecommunications PLC:
1.25%, 2/14/2017	450,000	447,200
1.63%, 6/28/2016	250,000	251,388
5.95%, 1/15/2018	100,000	111,508
Harris Corp. 6.38%, 6/15/2019	100,000	114,173
Qwest Corp.:
6.50%, 6/1/2017	350,000	383,250
6.75%, 12/1/2021	450,000	507,375
Telefonica Emisiones SAU 3.19%, 4/27/2018	200,000	205,632
Verizon Communications, Inc.:
1.10%, 11/1/2017	150,000	147,728
1.35%, 6/9/2017	400,000	398,765
2.00%, 11/1/2016	300,000	304,184
2.45%, 11/1/2022	350,000	328,589
2.50%, 9/15/2016	362,000	370,054
2.55%, 6/17/2019	200,000	201,633
2.63%, 2/21/2020 (d)	600,000	597,673
3.00%, 11/1/2021	310,000	304,798
3.45%, 3/15/2021	200,000	203,968
3.50%, 11/1/2021	50,000	50,716
3.50%, 11/1/2024	500,000	490,835
3.65%, 9/14/2018	800,000	845,224
4.15%, 3/15/2024	250,000	258,240
4.50%, 9/15/2020	743,000	806,864
4.60%, 4/1/2021	250,000	270,205
5.15%, 9/15/2023	2,050,000	2,265,567
5.50%, 2/15/2018	200,000	221,683
6.10%, 4/15/2018	100,000	112,964

		14,971,498

ELECTRIC UTILITIES — 3.9%
Alabama Power Co. 3.55%, 12/1/2023	29,000	30,416
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	221,260
Baltimore Gas & Electric Co.:
3.35%, 7/1/2023	250,000	254,638
5.90%, 10/1/2016	150,000	161,739
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	100,000	103,552
Carolina Power & Light Co. 5.30%, 1/15/2019	100,000	111,933
CMS Energy Corp.:
5.05%, 2/15/2018	250,000	271,306
8.75%, 6/15/2019	100,000	125,303
Commonwealth Edison Co.:
3.40%, 9/1/2021	100,000	104,556
4.00%, 8/1/2020	60,000	64,140
5.80%, 3/15/2018	520,000	589,549
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	158,000	179,938
6.65%, 4/1/2019	155,000	182,999
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	99,975
3.13%, 8/31/2024	100,000	101,232
3.38%, 8/15/2023	100,000	102,954
5.65%, 9/15/2018	100,000	112,515
5.65%, 4/15/2020	35,000	40,380
Delmarva Power & Light Co. 3.50%, 11/15/2023	150,000	155,385
Dominion Gas Holdings LLC:
1.05%, 11/1/2016	250,000	249,060
2.50%, 12/15/2019	100,000	100,157
3.60%, 12/15/2024	75,000	76,394
DTE Electric Co. 3.65%, 3/15/2024	450,000	473,041
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	100,000	100,792
3.90%, 6/15/2021	150,000	161,612
Duke Energy Corp.:
1.63%, 8/15/2017 (a)	100,000	99,941
2.10%, 6/15/2018	250,000	251,959
3.05%, 8/15/2022	150,000	150,258
3.55%, 9/15/2021	200,000	208,515
Duke Energy Florida, Inc. 5.65%, 6/15/2018 (a)	300,000	337,352
Duke Energy Ohio, Inc.:
3.80%, 9/1/2023	50,000	53,132
5.45%, 4/1/2019	250,000	280,023
Edison International 3.75%, 9/15/2017	350,000	369,574
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	50,483
Entergy Corp. 5.13%, 9/15/2020	300,000	324,700
Entergy Mississippi, Inc. 3.10%, 7/1/2023	250,000	249,558
Entergy Texas, Inc. 7.13%, 2/1/2019	300,000	354,609
Exelon Generation Co. LLC:
4.00%, 10/1/2020	100,000	103,974
4.25%, 6/15/2022	100,000	103,942
Florida Power & Light Co.:
2.75%, 6/1/2023	175,000	174,686
5.55%, 11/1/2017	100,000	111,493
Florida Power Corp. 3.10%, 8/15/2021	210,000	215,833
FPL Group Capital, Inc. 6.00%, 3/1/2019	370,000	420,518
Georgia Power Co.:
2.85%, 5/15/2022 (a)	200,000	199,681
4.25%, 12/1/2019	110,000	119,938
5.70%, 6/1/2017	100,000	110,186
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	82,124
5.29%, 6/15/2022	250,000	280,454
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	195,211
Interstate Power & Light Co. 3.25%, 12/1/2024	200,000	201,757
ITC Holdings Corp. 3.65%, 6/15/2024	50,000	50,493

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Jersey Central Power & Light Co. 7.35%, 2/1/2019	$300,000	$352,238
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	311,941
Mississippi Power Co. 2.35%, 10/15/2016	250,000	254,857
National Fuel Gas Co. 3.75%, 3/1/2023	175,000	169,904
Nevada Power Co.:
6.50%, 8/1/2018	305,000	350,636
7.13%, 3/15/2019	300,000	356,951
Nisource Finance Corp.:
6.13%, 3/1/2022	250,000	296,068
6.40%, 3/15/2018	250,000	283,014
Northeast Utilities 1.45%, 5/1/2018	250,000	245,400
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	145,012
Ohio Power Co.:
5.38%, 10/1/2021	250,000	289,768
6.05%, 5/1/2018	250,000	283,269
Oncor Electric Delivery Co. LLC:
2.15%, 6/1/2019	250,000	248,400
4.10%, 6/1/2022	300,000	321,665
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	300,000	287,363
3.50%, 10/1/2020	250,000	260,470
8.25%, 10/15/2018	150,000	182,142
PacifiCorp 2.95%, 2/1/2022	300,000	303,271
Peco Energy Co.:
1.20%, 10/15/2016	83,000	82,929
2.38%, 9/15/2022	100,000	96,909
Pennsylvania Electric Co. 6.05%, 9/1/2017	300,000	332,148
PG&E Corp. 2.40%, 3/1/2019	200,000	199,556
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	52,165
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	59,549
3.50%, 12/1/2022	150,000	152,081
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	98,118
3.00%, 9/15/2021	100,000	102,220
Progress Energy, Inc.:
4.40%, 1/15/2021	150,000	162,966
7.05%, 3/15/2019	256,000	302,257
PSEG Power LLC 5.13%, 4/15/2020	280,000	308,081
Public Service Co. of Colorado 5.13%, 6/1/2019	200,000	224,436
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	100,000	98,383
2.00%, 8/15/2019	150,000	149,105
2.38%, 5/15/2023	250,000	240,413
3.05%, 11/15/2024	50,000	50,108
Puget Energy, Inc. 6.00%, 9/1/2021	200,000	232,798
San Diego Gas & Electric Co. 3.00%, 8/15/2021	300,000	307,733
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	224,579
Southern California Edison Co. 3.88%, 6/1/2021	35,000	37,582
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	257,324
Tampa Electric Co. 2.60%, 9/15/2022	150,000	146,667
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	165,917
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	150,000	174,904
The Detroit Edison Co.:
2.65%, 6/15/2022	150,000	148,257
3.45%, 10/1/2020	100,000	104,403
The Southern Co.:
2.15%, 9/1/2019	100,000	99,268
2.45%, 9/1/2018	90,000	91,650
Tri-State Generation & Transmission Association, Inc. 3.70%, 11/1/2024 (d)	100,000	101,340
Union Electric Co.:
3.50%, 4/15/2024 (a)	100,000	103,741
6.40%, 6/15/2017	250,000	279,371
6.70%, 2/1/2019	50,000	58,834
Virginia Electric and Power Co.:
2.75%, 3/15/2023	25,000	24,595
3.45%, 2/15/2024	100,000	102,902
5.40%, 4/30/2018	155,000	172,215
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	283,341
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	163,067

		20,209,501

ELECTRICAL EQUIPMENT — 0.3%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	218,074
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	98,278
5.00%, 4/15/2019	200,000	223,611
5.25%, 10/15/2018	60,000	67,128
Jabil Circuit, Inc. 4.70%, 9/15/2022	500,000	502,412
Roper Industries, Inc.:
1.85%, 11/15/2017	80,000	79,826
2.05%, 10/1/2018	250,000	247,503

		1,436,832

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp.:
1.55%, 9/15/2017	100,000	99,396
4.00%, 2/1/2022	150,000	158,505
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	164,507
Avnet, Inc. 6.63%, 9/15/2016	160,000	172,825

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Corning, Inc. 1.45%, 11/15/2017	$200,000	$198,552
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	102,038
Ingram Micro, Inc. 4.95%, 12/15/2024	200,000	198,578
Keysight Technologies, Inc. 3.30%, 10/30/2019 (d)	250,000	248,267
Tech Data Corp. 3.75%, 9/21/2017	100,000	103,322

		1,445,990

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp.:
4.50%, 6/1/2021	50,000	51,289
6.38%, 7/15/2018	250,000	278,517
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	93,352
Halliburton Co.:
1.00%, 8/1/2016	300,000	298,463
2.00%, 8/1/2018	100,000	99,123
3.25%, 11/15/2021 (a)	275,000	276,242
6.15%, 9/15/2019	125,000	143,895
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	140,518
9.25%, 1/15/2019	595,000	671,232
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	150,000	147,337
2.60%, 12/1/2022	100,000	93,664
Oceaneering International, Inc. 4.65%, 11/15/2024	100,000	99,030

		2,392,662

FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.:
1.70%, 12/15/2019	350,000	344,482
5.50%, 3/15/2017	300,000	328,832
CVS Health Corp.:
1.20%, 12/5/2016	250,000	249,582
2.25%, 12/5/2018	139,000	139,565
2.25%, 8/12/2019	200,000	199,337
3.38%, 8/12/2024	250,000	252,026
4.13%, 5/15/2021	250,000	268,900
4.75%, 5/18/2020	300,000	330,353
5.75%, 6/1/2017	317,000	348,154
Safeway, Inc.:
4.75%, 12/1/2021	100,000	101,125
5.00%, 8/15/2019 (a)	190,000	194,275
Sysco Corp.:
2.35%, 10/2/2019	100,000	100,502
3.00%, 10/2/2021	155,000	156,986
3.50%, 10/2/2024	600,000	615,444
5.38%, 3/17/2019	200,000	225,605
Target Corp. 2.30%, 6/26/2019 (a)	200,000	201,909
The Kroger Co.:
2.30%, 1/15/2019	150,000	149,792
3.30%, 1/15/2021	150,000	152,229
3.40%, 4/15/2022	150,000	152,124
6.15%, 1/15/2020	300,000	347,594
6.40%, 8/15/2017	250,000	279,470
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016	550,000	549,105
1.13%, 4/11/2018	150,000	148,068
1.95%, 12/15/2018	100,000	100,458
2.55%, 4/11/2023	250,000	245,335
2.80%, 4/15/2016	250,000	256,632
3.25%, 10/25/2020	200,000	208,886
3.30%, 4/22/2024	200,000	206,431
3.63%, 7/8/2020	400,000	426,768
4.13%, 2/1/2019	100,000	108,758
4.25%, 4/15/2021	75,000	82,528
5.38%, 4/5/2017	50,000	54,727
5.80%, 2/15/2018	250,000	282,835
6.75%, 10/15/2023	100,000	129,460
Walgreen Co. 5.25%, 1/15/2019	250,000	276,699

		8,214,976

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	150,000	165,116
5.45%, 3/15/2018	300,000	334,653
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	250,000	256,982
Bunge, Ltd. 8.50%, 6/15/2019	150,000	184,123
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	103,396
4.25%, 4/15/2021	150,000	160,900
ConAgra Foods, Inc.:
1.90%, 1/25/2018	251,000	249,372
3.20%, 1/25/2023	250,000	244,870
7.00%, 4/15/2019	250,000	292,628
Delhaize Group SA 4.13%, 4/10/2019	100,000	104,864
General Mills, Inc.:
0.88%, 1/29/2016	80,000	79,997
2.20%, 10/21/2019 (a)	350,000	347,056
3.15%, 12/15/2021	50,000	50,991
3.65%, 2/15/2024	141,000	145,384
5.70%, 2/15/2017	250,000	273,069
Ingredion, Inc. 1.80%, 9/25/2017	150,000	148,975
Kellogg Co.:
1.75%, 5/17/2017	200,000	201,172
1.88%, 11/17/2016	200,000	202,394
3.25%, 5/21/2018	35,000	36,419
4.15%, 11/15/2019	150,000	161,241
4.45%, 5/30/2016	300,000	313,505
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	325,000	330,570
3.50%, 6/6/2022	250,000	256,189
5.38%, 2/10/2020	150,000	169,742
6.13%, 8/23/2018	150,000	170,905
McCormick & Co., Inc. 3.50%, 9/1/2023	107,000	111,732
Mondelez International, Inc.:
2.25%, 2/1/2019	250,000	249,552
4.13%, 2/9/2016	260,000	268,681

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.38%, 2/10/2020	$110,000	$124,477
6.13%, 2/1/2018	300,000	337,497
6.13%, 8/23/2018	130,000	147,873
6.50%, 8/11/2017	300,000	336,635
The Hershey Co. 1.50%, 11/1/2016	250,000	252,364
The JM Smucker Co. 3.50%, 10/15/2021	300,000	312,631
Tyson Foods, Inc.:
2.65%, 8/15/2019	200,000	201,570
3.95%, 8/15/2024 (a)	192,000	197,863
4.50%, 6/15/2022 (a)	200,000	215,765
Unilever Capital Corp.:
0.85%, 8/2/2017 (a)	150,000	148,183
2.20%, 3/6/2019	250,000	252,233
4.25%, 2/10/2021	150,000	165,911

		8,307,480

GAS UTILITIES — 0.3%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	144,297
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	186,345
National Grid PLC 6.30%, 8/1/2016	680,000	733,908
ONE Gas, Inc. 2.07%, 2/1/2019	150,000	149,614
Questar Corp. 2.75%, 2/1/2016	315,000	320,484
Southern California Gas Co.:
3.15%, 9/15/2024	100,000	101,856
5.45%, 4/15/2018	150,000	168,225

		1,804,729

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Baxter International, Inc.:
1.85%, 1/15/2017	200,000	202,295
1.85%, 6/15/2018	100,000	99,570
2.40%, 8/15/2022	200,000	190,244
3.20%, 6/15/2023	350,000	351,417
4.50%, 8/15/2019	150,000	163,453
Becton Dickinson and Co.:
3.13%, 11/8/2021	150,000	150,929
3.25%, 11/12/2020	250,000	254,600
Boston Scientific Corp.:
6.00%, 1/15/2020	250,000	281,640
6.40%, 6/15/2016	275,000	294,418
C.R. Bard, Inc.:
1.38%, 1/15/2018	100,000	98,663
2.88%, 1/15/2016	75,000	76,506
CareFusion Corp.:
3.30%, 3/1/2023	100,000	97,379
3.88%, 5/15/2024	150,000	153,138
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	97,769
4.20%, 6/15/2020	300,000	322,588
6.00%, 10/15/2017	200,000	223,101
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	104,567
Edwards Lifesciences Corp. 2.88%, 10/15/2018	150,000	151,371
Johnson & Johnson 2.95%, 9/1/2020	250,000	259,988
Medtronic, Inc.:
2.50%, 3/15/2020 (d)	225,000	226,251
2.63%, 3/15/2016	250,000	254,921
2.75%, 4/1/2023	200,000	192,473
3.13%, 3/15/2022	250,000	250,611
3.15%, 3/15/2022 (d)	500,000	507,251
3.63%, 3/15/2024 (a)	200,000	204,943
4.45%, 3/15/2020	185,000	202,349
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	253,923
Stryker Corp.:
2.00%, 9/30/2016	300,000	305,035
3.38%, 5/15/2024	100,000	100,400
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	151,801

		6,223,594

HEALTH CARE PROVIDERS & SERVICES — 1.6%
Aetna, Inc.:
1.50%, 11/15/2017	50,000	49,543
2.20%, 3/15/2019	200,000	199,152
2.75%, 11/15/2022	50,000	48,533
3.50%, 11/15/2024	100,000	100,619
3.95%, 9/1/2020	150,000	158,928
AmerisourceBergen Corp.:
3.40%, 5/15/2024	150,000	150,309
4.88%, 11/15/2019	250,000	275,791
Anthem, Inc.:
1.88%, 1/15/2018	100,000	99,693
2.25%, 8/15/2019	200,000	197,431
3.13%, 5/15/2022	275,000	271,976
3.30%, 1/15/2023	50,000	49,846
3.50%, 8/15/2024	150,000	150,073
4.35%, 8/15/2020	300,000	322,313
5.88%, 6/15/2017	300,000	330,163
7.00%, 2/15/2019	45,000	52,737
Cardinal Health, Inc.:
1.70%, 3/15/2018	100,000	99,197
3.20%, 3/15/2023	150,000	148,139
3.50%, 11/15/2024	100,000	100,213
Catholic Health Initiatives 2.95%, 11/1/2022	325,000	316,672
CIGNA Corp.:
2.75%, 11/15/2016	100,000	102,714
4.00%, 2/15/2022	50,000	52,533
4.50%, 3/15/2021	150,000	163,264
5.13%, 6/15/2020	150,000	167,481
Coventry Health Care, Inc.:
5.45%, 6/15/2021	190,000	217,064
5.95%, 3/15/2017	200,000	218,875
Dignity Health 2.64%, 11/1/2019	75,000	75,443
Express Scripts Holding Co.:
2.65%, 2/15/2017	350,000	358,166
3.90%, 2/15/2022	200,000	208,151
4.75%, 11/15/2021	250,000	274,473

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Humana, Inc.:
3.85%, 10/1/2024	$450,000	$456,297
7.20%, 6/15/2018	60,000	69,865
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	67,294
2.50%, 11/1/2018	150,000	149,294
3.13%, 5/15/2016	250,000	255,742
Owens & Minor, Inc. 3.88%, 9/15/2021	50,000	50,202
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	200,000	200,988
4.70%, 4/1/2021	150,000	160,856
4.75%, 1/30/2020	200,000	215,339
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	66,948
1.63%, 3/15/2019	50,000	49,056
1.88%, 11/15/2016 (a)	250,000	253,822
2.30%, 12/15/2019	100,000	100,251
2.88%, 12/15/2021	100,000	100,939
3.38%, 11/15/2021	250,000	260,729
3.88%, 10/15/2020	250,000	267,597
4.70%, 2/15/2021 (a)	200,000	222,808
6.00%, 2/15/2018	290,000	327,479

		8,234,998

HOTELS, RESTAURANTS & LEISURE — 0.7%
Brinker International, Inc. 3.88%, 5/15/2023	100,000	98,249
Carnival Corp.:
1.88%, 12/15/2017	250,000	248,480
3.95%, 10/15/2020	300,000	312,018
Darden Restaurants, Inc. 6.45%, 10/15/2017	150,000	164,337
Hyatt Hotels Corp. 3.38%, 7/15/2023	60,000	58,911
International Game Technology 5.50%, 6/15/2020	100,000	102,091
Marriott International, Inc.:
3.13%, 10/15/2021	100,000	100,467
3.38%, 10/15/2020	167,000	170,980
6.38%, 6/15/2017	150,000	166,031
McDonald’s Corp.:
2.63%, 1/15/2022	150,000	148,296
3.25%, 6/10/2024 (a)	150,000	151,535
3.50%, 7/15/2020	55,000	57,811
3.63%, 5/20/2021	50,000	53,076
5.30%, 3/15/2017	40,000	43,487
5.35%, 3/1/2018	190,000	210,795
5.80%, 10/15/2017	150,000	167,208
Starbucks Corp.:
3.85%, 10/1/2023	250,000	266,343
6.25%, 8/15/2017	150,000	168,094
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	286,803
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	100,307
5.63%, 3/1/2021	250,000	279,167
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	30,255
3.88%, 11/1/2023	100,000	101,469
5.30%, 9/15/2019	150,000	163,954
6.25%, 3/15/2018	55,000	61,170

		3,711,334

HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	99,506
Mohawk Industries, Inc.:
3.85%, 2/1/2023	150,000	150,265
6.13%, 1/15/2016	194,000	202,846
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	100,000	99,856
6.25%, 4/15/2018	150,000	168,004
NVR, Inc. 3.95%, 9/15/2022	250,000	253,975
Whirlpool Corp.:
1.65%, 11/1/2017	50,000	49,673
4.85%, 6/15/2021	50,000	54,795
6.50%, 6/15/2016	250,000	268,162

		1,347,082

HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
1.75%, 3/15/2019	100,000	99,291
1.95%, 2/1/2023	200,000	188,140
2.30%, 5/3/2022	150,000	147,069
2.95%, 11/1/2020	250,000	258,736
Kimberly-Clark Corp.:
1.90%, 5/22/2019	200,000	199,613
3.63%, 8/1/2020	85,000	90,291
7.50%, 11/1/2018	195,000	234,145
The Clorox Co. 3.80%, 11/15/2021	250,000	261,953
The Procter & Gamble Co.:
1.45%, 8/15/2016	250,000	252,581
1.90%, 11/1/2019 (a)	400,000	398,602
2.30%, 2/6/2022	250,000	246,702
3.10%, 8/15/2023	150,000	154,074
Tupperware Brands Corp. 4.75%, 6/1/2021	100,000	105,778

		2,636,975

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.65%, 5/15/2018	300,000	328,238

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.:
1.00%, 6/26/2017	220,000	218,775
2.00%, 6/26/2022 (a)	150,000	144,970
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	101,492
3.88%, 12/15/2020	150,000	155,992
Crane Co. 2.75%, 12/15/2018	100,000	100,976
GE Capital Trust I 6.38%, 11/15/2067 (b)(c)	600,000	642,000
General Electric Co.:
2.70%, 10/9/2022	500,000	499,158

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.38%, 3/11/2024	$100,000	$103,693
5.25%, 12/6/2017	710,000	786,496
Koninklijke Philips NV:
3.75%, 3/15/2022	200,000	207,363
5.75%, 3/11/2018	300,000	334,084
Pentair Finance SA:
1.88%, 9/15/2017	150,000	149,790
5.00%, 5/15/2021	150,000	166,013
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,250
6.55%, 10/1/2017	210,000	236,160

		3,887,212

INSURANCE — 3.3%
ACE INA Holdings, Inc.:
3.35%, 5/15/2024	150,000	151,880
5.70%, 2/15/2017	100,000	109,070
5.90%, 6/15/2019	155,000	177,962
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	114,566
Aflac, Inc.:
2.65%, 2/15/2017	250,000	256,885
3.63%, 11/15/2024	200,000	202,500
8.50%, 5/15/2019	145,000	180,774
Alleghany Corp. 4.95%, 6/27/2022	100,000	109,522
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	109,057
American International Group, Inc.:
2.30%, 7/16/2019 (a)	250,000	249,613
3.38%, 8/15/2020	200,000	206,931
4.13%, 2/15/2024	100,000	106,095
4.88%, 6/1/2022	115,000	128,803
5.45%, 5/18/2017	50,000	54,442
5.60%, 10/18/2016	700,000	751,619
5.85%, 1/16/2018	625,000	698,487
6.40%, 12/15/2020	250,000	297,450
Aon Corp. 3.13%, 5/27/2016	300,000	307,480
AON Corp. 5.00%, 9/30/2020	225,000	250,393
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	100,000	104,429
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	113,704
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	50,000	50,082
1.30%, 5/15/2018	100,000	98,837
1.60%, 5/15/2017	100,000	100,746
2.90%, 10/15/2020 (a)	300,000	306,326
3.00%, 5/15/2022 (a)	100,000	101,030
4.25%, 1/15/2021 (a)	100,000	109,906
5.40%, 5/15/2018	220,000	246,134
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	150,000	149,746
1.90%, 1/31/2017	200,000	202,953
2.10%, 8/14/2019	200,000	200,824
2.20%, 8/15/2016	250,000	255,311
3.00%, 2/11/2023 (a)	150,000	151,141
3.40%, 1/31/2022	150,000	155,802
3.75%, 8/15/2021	80,000	85,442
Brown & Brown, Inc. 4.20%, 9/15/2024	100,000	100,981
Chubb Corp. 6.38%, 3/29/2067 (c)	195,000	210,600
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	170,441
6.50%, 8/15/2016	150,000	162,028
Fidelity National Financial, Inc. 5.50%, 9/1/2022	100,000	107,262
First American Financial Corp. 4.30%, 2/1/2023 (a)	100,000	100,174
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	105,734
Lincoln National Corp.:
7.00%, 5/17/2066 (c)	600,000	609,000
8.75%, 7/1/2019	300,000	375,326
Loews Corp. 2.63%, 5/15/2023	100,000	93,877
Markel Corp.:
3.63%, 3/30/2023	150,000	149,476
7.13%, 9/30/2019	150,000	177,135
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	200,000	199,503
2.55%, 10/15/2018	75,000	75,779
4.80%, 7/15/2021	50,000	55,203
MetLife, Inc.:
1.90%, 12/15/2017	250,000	250,916
3.05%, 12/15/2022	150,000	149,119
3.60%, 4/10/2024	200,000	205,983
4.37%, 9/15/2023	200,000	217,986
4.75%, 2/8/2021 (a)	100,000	111,319
6.75%, 6/1/2016	315,000	339,769
6.82%, 8/15/2018	150,000	174,516
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	103,126
Old Republic International Corp. 4.88%, 10/1/2024	100,000	102,720
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	103,843
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	111,848
Principal Financial Group, Inc. 8.88%, 5/15/2019	250,000	312,592
ProAssurance Corp. 5.30%, 11/15/2023	100,000	108,274
Prudential Financial, Inc.:
2.30%, 8/15/2018	130,000	130,648
2.35%, 8/15/2019	100,000	99,668
3.00%, 5/12/2016	250,000	256,143
3.50%, 5/15/2024	200,000	202,489
4.50%, 11/15/2020	100,000	107,985
4.50%, 11/16/2021	50,000	54,484
5.63%, 6/15/2043 (c)	500,000	511,250
5.88%, 9/15/2042 (c)	250,000	263,125
7.38%, 6/15/2019	50,000	60,085
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	290,587

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

StanCorp Financial Group, Inc. 5.00%, 8/15/2022	$100,000	$106,349
The Allstate Corp. 5.75%, 8/15/2053 (c)	350,000	365,750
The Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	150,000	167,869
5.50%, 3/30/2020	250,000	280,691
6.30%, 3/15/2018	300,000	338,294
The Progressive Corp. 3.75%, 8/23/2021	150,000	160,235
The Travelers Cos., Inc.:
5.80%, 5/15/2018	105,000	118,474
6.25%, 6/20/2016	320,000	343,574
Torchmark Corp. 3.80%, 9/15/2022 (a)	75,000	76,894
Trinity Acquisition PLC 4.63%, 8/15/2023	150,000	154,852
Unum Group 7.13%, 9/30/2016	100,000	109,337
Voya Financial, Inc.:
2.90%, 2/15/2018	300,000	306,700
5.50%, 7/15/2022	100,000	112,982
Willis North America, Inc. 6.20%, 3/28/2017	250,000	270,320
WR Berkley Corp. 4.63%, 3/15/2022	150,000	160,916
XLIT, Ltd.:
2.30%, 12/15/2018	200,000	198,830
5.75%, 10/1/2021	100,000	114,882

		17,243,885

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.:
4.50%, 8/15/2024	100,000	100,579
5.95%, 8/15/2020	200,000	222,900

		323,479

INTERNET SOFTWARE & SERVICES — 0.8%
Alibaba Group Holding, Ltd.:
1.63%, 11/28/2017 (d)	100,000	99,395
2.50%, 11/28/2019 (a)(d)	600,000	590,816
3.13%, 11/28/2021 (d)	200,000	197,538
3.60%, 11/28/2024 (d)	333,000	329,601
Amazon.com, Inc.:
1.20%, 11/29/2017	150,000	147,545
2.50%, 11/29/2022	300,000	283,930
3.30%, 12/5/2021	300,000	305,554
3.80%, 12/5/2024 (a)	100,000	102,331
Baidu, Inc.:
2.25%, 11/28/2017	200,000	200,121
2.75%, 6/9/2019	150,000	149,154
3.25%, 8/6/2018	150,000	153,035
3.50%, 11/28/2022	150,000	148,018
eBay, Inc.:
2.20%, 8/1/2019	250,000	246,705
2.60%, 7/15/2022	150,000	141,370
2.88%, 8/1/2021 (a)	150,000	146,031
3.25%, 10/15/2020	150,000	153,394
3.45%, 8/1/2024	480,000	471,375
Google, Inc.:
3.38%, 2/25/2024 (a)	150,000	156,622
3.63%, 5/19/2021	150,000	161,514

		4,184,049

IT SERVICES — 0.4%
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	104,616
Fiserv, Inc.:
3.50%, 10/1/2022	250,000	253,731
4.63%, 10/1/2020	150,000	160,682
6.80%, 11/20/2017	150,000	169,732
MasterCard, Inc. 3.38%, 4/1/2024	370,000	379,801
Xerox Corp.:
2.80%, 5/15/2020	300,000	294,027
2.95%, 3/15/2017	40,000	40,964
4.50%, 5/15/2021	250,000	268,237
5.63%, 12/15/2019 (a)	250,000	279,323
6.35%, 5/15/2018 (a)	150,000	168,788

		2,119,901

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	75,000	74,460
Mattel, Inc.:
2.35%, 5/6/2019	100,000	99,360
3.15%, 3/15/2023	150,000	147,606

		321,426

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	274,670
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	200,000	198,986
2.25%, 8/15/2016	400,000	406,091
2.40%, 2/1/2019	250,000	248,687
3.15%, 1/15/2023	300,000	294,266
3.20%, 3/1/2016	190,000	194,436
3.30%, 2/15/2022	250,000	251,177
3.60%, 8/15/2021	250,000	258,292
4.15%, 2/1/2024	100,000	105,106
4.50%, 3/1/2021	200,000	216,489

		2,448,200

MACHINERY — 0.9%
Caterpillar, Inc.:
1.50%, 6/26/2017	150,000	150,665
2.60%, 6/26/2022	175,000	172,256
3.40%, 5/15/2024 (a)	100,000	102,979
3.90%, 5/27/2021	50,000	53,617
5.70%, 8/15/2016	300,000	322,335
7.90%, 12/15/2018	250,000	303,493
Cummins, Inc. 3.65%, 10/1/2023 (a)	150,000	157,798
Danaher Corp. 5.40%, 3/1/2019	250,000	281,826
Deere & Co. 2.60%, 6/8/2022	250,000	245,608
Dover Corp. 4.30%, 3/1/2021	250,000	273,975

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Eaton Corp.:
1.50%, 11/2/2017	$200,000	$198,577
2.75%, 11/2/2022	200,000	196,200
6.95%, 3/20/2019	150,000	176,394
Illinois Tool Works, Inc.:
1.95%, 3/1/2019 (a)	150,000	149,963
3.38%, 9/15/2021	45,000	46,589
6.25%, 4/1/2019	250,000	291,121
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	202,740
4.25%, 6/15/2023	200,000	209,791
Joy Global, Inc. 5.13%, 10/15/2021 (a)	178,000	194,504
Kennametal, Inc. 2.65%, 11/1/2019	100,000	99,746
Parker-Hannifin Corp. 3.30%, 11/21/2024	150,000	153,063
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	100,000	99,485
3.40%, 12/1/2021	100,000	104,097
The Timken Co. 3.88%, 9/1/2024 (d)	105,000	104,669
Xylem, Inc.:
3.55%, 9/20/2016	300,000	310,770
4.88%, 10/1/2021	50,000	54,024

		4,656,285

MEDIA — 3.8%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	250,000	247,887
4.50%, 2/15/2021	200,000	218,721
6.90%, 3/1/2019	280,000	329,592
8.00%, 10/17/2016	100,000	111,789
CBS Corp.:
1.95%, 7/1/2017	100,000	100,416
3.38%, 3/1/2022	150,000	151,395
4.30%, 2/15/2021	100,000	107,656
5.75%, 4/15/2020	450,000	508,768
CC Holdings GS V LLC 2.38%, 12/15/2017	100,000	101,147
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	600,000	860,661
Comcast Cable Communications LLC 8.88%, 5/1/2017	600,000	701,990
Comcast Corp.:
3.13%, 7/15/2022	200,000	204,063
5.15%, 3/1/2020	200,000	225,677
5.70%, 5/15/2018	315,000	354,177
5.88%, 2/15/2018	200,000	224,788
5.90%, 3/15/2016	250,000	264,863
6.50%, 1/15/2017	250,000	276,022
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	200,000	198,497
2.40%, 3/15/2017	200,000	203,760
3.13%, 2/15/2016	250,000	255,408
3.50%, 3/1/2016	250,000	256,704
Series WI 3.80%, 3/15/2022	250,000	253,872
4.45%, 4/1/2024	150,000	157,093
4.60%, 2/15/2021	150,000	159,314
5.00%, 3/1/2021	150,000	162,602
5.20%, 3/15/2020	250,000	276,491
5.88%, 10/1/2019	250,000	284,482
Discovery Communications LLC:
3.30%, 5/15/2022	150,000	148,313
4.38%, 6/15/2021	100,000	105,763
5.05%, 6/1/2020	200,000	219,765
5.63%, 8/15/2019	100,000	112,137
Graham Holdings Co. 7.25%, 2/1/2019	100,000	110,911
Grupo Televisa SAB 6.00%, 5/15/2018	300,000	335,397
Historic TW, Inc. 6.88%, 6/15/2018	300,000	346,895
International Game Technology 7.50%, 6/15/2019	450,000	482,263
NBCUniversal Media LLC:
4.38%, 4/1/2021	300,000	330,091
5.15%, 4/30/2020	210,000	237,090
Omnicom Group, Inc.:
3.63%, 5/1/2022	300,000	306,809
4.45%, 8/15/2020	250,000	269,209
5.90%, 4/15/2016	200,000	211,775
Reed Elsevier Capital, Inc.:
3.13%, 10/15/2022	100,000	98,305
8.63%, 1/15/2019	150,000	183,429
Scripps Networks Interactive, Inc. 3.90%, 11/15/2024	250,000	254,550
The Interpublic Group of Cos., Inc. 2.25%, 11/15/2017	100,000	100,056
3.75%, 2/15/2023	300,000	297,422
4.20%, 4/15/2024	300,000	306,382
The Walt Disney Co.:
0.88%, 5/30/2017	200,000	199,029
1.13%, 2/15/2017	300,000	300,852
1.85%, 5/30/2019 (a)	100,000	99,553
2.35%, 12/1/2022 (a)	250,000	244,605
2.55%, 2/15/2022 (a)	150,000	148,800
2.75%, 8/16/2021	100,000	101,676
3.75%, 6/1/2021	200,000	215,055
5.50%, 3/15/2019	300,000	342,714
Thomson Reuters Corp.:
1.30%, 2/23/2017	150,000	149,119
3.85%, 9/29/2024	150,000	151,617
6.50%, 7/15/2018	405,000	460,184
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	264,585
4.13%, 2/15/2021	200,000	213,099
5.00%, 2/1/2020	200,000	220,848
5.85%, 5/1/2017	375,000	409,096
6.75%, 7/1/2018	500,000	573,759
8.25%, 4/1/2019	500,000	610,775
8.75%, 2/14/2019	200,000	247,252
Time Warner Cos., Inc. 7.25%, 10/15/2017	100,000	114,669
Time Warner, Inc.:
2.10%, 6/1/2019	150,000	148,086
3.40%, 6/15/2022	50,000	50,414

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.55%, 6/1/2024	$200,000	$200,720
4.70%, 1/15/2021	300,000	328,429
4.75%, 3/29/2021	150,000	164,180
4.88%, 3/15/2020	100,000	110,462
5.88%, 11/15/2016	290,000	314,017
Viacom, Inc.:
2.50%, 12/15/2016	100,000	101,962
2.50%, 9/1/2018	100,000	100,853
2.75%, 12/15/2019	200,000	201,307
3.13%, 6/15/2022 (a)	250,000	244,312
3.25%, 3/15/2023	100,000	97,155
3.50%, 4/1/2017	100,000	104,115
3.88%, 12/15/2021	250,000	259,278
6.25%, 4/30/2016	400,000	426,698
WPP Finance 2010:
3.63%, 9/7/2022	150,000	152,526
4.75%, 11/21/2021	125,000	136,697

		19,862,895

METALS & MINING — 2.1%
Barrick Gold Corp.:
3.85%, 4/1/2022 (a)	250,000	241,021
4.10%, 5/1/2023 (a)	400,000	387,237
6.95%, 4/1/2019	270,000	306,973
Barrick North America Finance LLC 4.40%, 5/30/2021	350,000	353,617
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	250,000	252,036
1.88%, 11/21/2016	300,000	304,401
2.05%, 9/30/2018	250,000	250,572
2.88%, 2/24/2022	200,000	199,370
3.25%, 11/21/2021	250,000	256,622
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	40,202
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	250,000	246,563
3.10%, 3/15/2020	250,000	242,072
3.55%, 3/1/2022	800,000	752,728
3.88%, 3/15/2023	350,000	327,695
Goldcorp, Inc.:
2.13%, 3/15/2018	150,000	148,476
3.63%, 6/9/2021	750,000	749,108
Kinross Gold Corp. 5.95%, 3/15/2024 (d)	83,000	78,363
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	250,000	234,104
5.13%, 10/1/2019	100,000	107,113
Nucor Corp.:
4.00%, 8/1/2023	150,000	157,331
5.75%, 12/1/2017	250,000	276,209
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	250,000	250,783
1.63%, 8/21/2017	100,000	99,860
2.00%, 3/22/2017 (a)	150,000	151,672
2.25%, 12/14/2018	200,000	199,954
2.88%, 8/21/2022 (a)	150,000	144,308
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	150,000	152,470
2.50%, 5/20/2016	150,000	152,822
3.50%, 11/2/2020	200,000	206,874
3.75%, 9/20/2021	150,000	154,728
4.13%, 5/20/2021	150,000	158,184
6.50%, 7/15/2018	275,000	314,480
9.00%, 5/1/2019	400,000	506,014
Southern Copper Corp. 3.50%, 11/8/2022	89,000	83,262
Teck Resources, Ltd.:
3.75%, 2/1/2023 (a)	250,000	223,656
4.50%, 1/15/2021	600,000	594,555
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	850,000	816,209
5.63%, 9/15/2019 (a)	360,000	382,182
6.25%, 1/11/2016	150,000	156,011

		10,659,837

MULTI-UTILITIES — 0.6%
American Water Capital Corp. 3.85%, 3/1/2024 (a)	150,000	158,659
Berkshire Hathaway Energy 5.75%, 4/1/2018	390,000	436,447
Black Hills Corp. 4.25%, 11/30/2023	100,000	106,149
Dominion Resources, Inc.:
2.50%, 12/1/2019 (a)	100,000	99,833
3.63%, 12/1/2024	150,000	151,848
4.45%, 3/15/2021	250,000	271,500
6.40%, 6/15/2018	250,000	285,116
Entergy Arkansas, Inc. 3.75%, 2/15/2021	200,000	210,957
MidAmerican Energy Co.:
2.40%, 3/15/2019	150,000	152,148
3.50%, 10/15/2024	100,000	103,082
NSTAR 4.50%, 11/15/2019	150,000	163,060
Sempra Energy:
4.05%, 12/1/2023	20,000	21,163
6.15%, 6/15/2018	300,000	338,586
6.50%, 6/1/2016	95,000	101,983
9.80%, 2/15/2019	75,000	96,294
Xcel Energy, Inc. 4.70%, 5/15/2020	450,000	493,923

		3,190,748

MULTILINE RETAIL — 0.4%
Kohl’s Corp.:
4.00%, 11/1/2021 (a)	150,000	155,952
4.75%, 12/15/2023	200,000	213,611
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	285,000	274,966
3.88%, 1/15/2022	240,000	251,256
4.38%, 9/1/2023	90,000	96,554
Nordstrom, Inc. 6.25%, 1/15/2018	300,000	337,603
Target Corp.:
2.90%, 1/15/2022	200,000	201,219
3.50%, 7/1/2024 (a)	200,000	207,310
5.38%, 5/1/2017	250,000	273,468
6.00%, 1/15/2018	260,000	293,805

		2,305,744

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

OIL, GAS & CONSUMABLE FUELS — 8.9%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	$300,000	$321,714
6.38%, 9/15/2017	300,000	333,303
6.95%, 6/15/2019	155,000	180,664
8.70%, 3/15/2019	150,000	183,495
Apache Corp.:
2.63%, 1/15/2023	125,000	113,898
3.25%, 4/15/2022	145,000	142,279
3.63%, 2/1/2021	100,000	101,852
6.90%, 9/15/2018	150,000	172,146
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	220,015
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	159,784
BP Capital Markets PLC:
1.38%, 11/6/2017	200,000	197,928
1.38%, 5/10/2018	200,000	196,112
1.85%, 5/5/2017	250,000	251,815
2.24%, 5/10/2019	200,000	198,198
2.24%, 9/26/2018	250,000	250,577
2.25%, 11/1/2016	250,000	254,378
2.50%, 11/6/2022	300,000	278,703
2.52%, 1/15/2020	205,000	204,183
2.75%, 5/10/2023	50,000	46,872
3.25%, 5/6/2022	100,000	98,079
3.54%, 11/4/2024	100,000	98,371
3.56%, 11/1/2021	130,000	132,265
3.81%, 2/10/2024	200,000	201,222
3.99%, 9/26/2023	100,000	102,219
4.74%, 3/11/2021	255,000	276,570
4.75%, 3/10/2019	175,000	190,528
British Transco Finance, Inc. 6.63%, 6/1/2018	100,000	115,896
Buckeye Partners LP:
2.65%, 11/15/2018	150,000	146,448
4.88%, 2/1/2021	250,000	261,896
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	250,000	246,920
5.70%, 5/15/2017	205,000	223,184
Cenovus Energy, Inc.:
3.00%, 8/15/2022	250,000	233,334
5.70%, 10/15/2019	100,000	110,052
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	70,457
6.15%, 5/1/2016	250,000	266,218
Chevron Corp.:
1.10%, 12/5/2017	250,000	248,031
1.72%, 6/24/2018	750,000	752,769
2.19%, 11/15/2019	500,000	500,384
2.36%, 12/5/2022	300,000	287,381
2.43%, 6/24/2020	200,000	200,717
3.19%, 6/24/2023	350,000	353,477
4.95%, 3/3/2019	205,000	228,251
ConocoPhillips:
5.75%, 2/1/2019	360,000	408,045
6.00%, 1/15/2020	450,000	522,832
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	269,618
ConocoPhillips Co.:
2.40%, 12/15/2022	100,000	96,512
2.88%, 11/15/2021	200,000	199,000
3.35%, 11/15/2024	200,000	201,248
Continental Resources, Inc.:
4.50%, 4/15/2023	500,000	471,045
5.00%, 9/15/2022 (a)	300,000	287,625
DCP Midstream Operating LP:
2.50%, 12/1/2017	250,000	249,095
3.88%, 3/15/2023	300,000	282,826
Devon Energy Corp.:
3.25%, 5/15/2022	100,000	97,471
6.30%, 1/15/2019	300,000	340,986
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (a)	145,000	157,174
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	150,000	161,857
El Paso Pipeline Partners Operating Co. LLC 5.00%, 10/1/2021	200,000	210,482
Enable Midstream Partners LP 3.90%, 5/15/2024 (d)	200,000	191,284
Enbridge Energy Partners LP:
5.20%, 3/15/2020	250,000	272,462
9.88%, 3/1/2019	250,000	313,969
Enbridge, Inc. 5.60%, 4/1/2017	250,000	268,098
EnCana Corp. 6.50%, 5/15/2019	310,000	347,572
Energy Transfer Partners LP:
3.60%, 2/1/2023	500,000	482,137
4.15%, 10/1/2020	150,000	154,858
5.20%, 2/1/2022	250,000	267,418
6.70%, 7/1/2018	250,000	280,906
EnLink Midstream Partners LP 2.70%, 4/1/2019	260,000	255,312
Ensco PLC:
3.25%, 3/15/2016	200,000	203,854
4.50%, 10/1/2024 (a)	200,000	193,484
4.70%, 3/15/2021	425,000	424,432
Enterprise Products Operating LLC:
2.55%, 10/15/2019	200,000	197,893
3.20%, 2/1/2016	100,000	102,279
3.35%, 3/15/2023	250,000	244,821
4.05%, 2/15/2022	100,000	103,604
5.20%, 9/1/2020	150,000	165,543
5.25%, 1/31/2020	100,000	110,101
6.30%, 9/15/2017	310,000	345,714
6.50%, 1/31/2019	300,000	343,310
EOG Resources, Inc.:
2.45%, 4/1/2020	250,000	247,487
2.63%, 3/15/2023 (a)	200,000	192,400
4.40%, 6/1/2020	250,000	269,891
5.63%, 6/1/2019	200,000	225,210
EQT Corp.:
4.88%, 11/15/2021	215,000	231,226
8.13%, 6/1/2019	150,000	181,462
EQT Midstream Partners LP 4.00%, 8/1/2024	55,000	54,895

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Exxon Mobil Corp.:
0.92%, 3/15/2017	$150,000	$150,796
3.18%, 3/15/2024	200,000	204,741
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.88%, 2/15/2023	600,000	664,500
Hess Corp. 8.13%, 2/15/2019	250,000	297,119
Husky Energy, Inc.:
3.95%, 4/15/2022	150,000	148,831
7.25%, 12/15/2019	250,000	292,854
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	121,589
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019	150,000	147,394
3.45%, 2/15/2023	225,000	214,319
3.50%, 3/1/2021	200,000	195,907
3.50%, 9/1/2023	175,000	166,246
3.95%, 9/1/2022	150,000	148,781
4.15%, 3/1/2022	150,000	150,512
4.25%, 9/1/2024	200,000	200,402
5.30%, 9/15/2020	600,000	643,959
5.95%, 2/15/2018	221,000	241,278
6.00%, 2/1/2017	305,000	329,251
9.00%, 2/1/2019	100,000	120,517
Kinder Morgan, Inc.:
2.00%, 12/1/2017	195,000	193,470
3.05%, 12/1/2019	100,000	98,621
7.25%, 6/1/2018	100,000	113,340
Magellan Midstream Partners LP:
4.25%, 2/1/2021	100,000	107,902
6.55%, 7/15/2019	150,000	172,533
Marathon Oil Corp.:
2.80%, 11/1/2022	250,000	231,202
6.00%, 10/1/2017	300,000	330,845
Marathon Petroleum Corp. 3.63%, 9/15/2024	350,000	340,229
Murphy Oil Corp.:
2.50%, 12/1/2017	200,000	196,789
3.70%, 12/1/2022	150,000	130,885
Noble Energy, Inc.:
4.15%, 12/15/2021	250,000	254,788
8.25%, 3/1/2019	150,000	179,604
Noble Holding International, Ltd.:
3.95%, 3/15/2022 (a)	250,000	216,714
4.90%, 8/1/2020 (a)	200,000	187,822
Occidental Petroleum Corp.:
1.75%, 2/15/2017	250,000	250,990
2.50%, 2/1/2016	300,000	304,907
2.70%, 2/15/2023	150,000	141,639
3.13%, 2/15/2022	200,000	196,618
4.10%, 2/1/2021	250,000	264,978
ONEOK Partners LP:
3.20%, 9/15/2018	75,000	76,140
3.25%, 2/1/2016	50,000	50,901
3.38%, 10/1/2022	250,000	229,385
6.15%, 10/1/2016	150,000	160,841
8.63%, 3/1/2019	150,000	180,807
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	166,260
Petro-Canada 6.05%, 5/15/2018	315,000	351,631
Phillips 66:
2.95%, 5/1/2017	350,000	359,319
4.30%, 4/1/2022	400,000	419,692
Pioneer Natural Resources Co.:
3.95%, 7/15/2022	250,000	246,408
7.50%, 1/15/2020	250,000	292,601
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/2019	225,000	223,073
2.85%, 1/31/2023	100,000	94,283
3.85%, 10/15/2023	100,000	100,769
5.00%, 2/1/2021	50,000	54,274
5.75%, 1/15/2020	250,000	281,478
8.75%, 5/1/2019	200,000	247,438
Rowan Cos., Inc.:
4.88%, 6/1/2022	300,000	290,041
7.88%, 8/1/2019	150,000	169,714
Schlumberger Investment SA 3.65%, 12/1/2023	100,000	103,584
SESI LLC 7.13%, 12/15/2021	350,000	343,081
Shell International Finance BV:
1.13%, 8/21/2017	200,000	198,531
1.90%, 8/10/2018	250,000	250,729
2.00%, 11/15/2018	250,000	250,778
2.25%, 1/6/2023 (a)	150,000	142,308
3.40%, 8/12/2023	250,000	257,079
4.30%, 9/22/2019	550,000	601,394
4.38%, 3/25/2020	300,000	328,874
5.20%, 3/22/2017	300,000	325,853
Southern Natural Gas Co. 4.40%, 6/15/2021	250,000	257,200
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (d)	250,000	269,161
Southwestern Energy Co. 4.10%, 3/15/2022	250,000	245,037
Spectra Energy Capital LLC 8.00%, 10/1/2019	250,000	303,012
Spectra Energy Partners LP:
2.95%, 9/25/2018	150,000	151,784
4.75%, 3/15/2024	300,000	320,194
Suncor Energy, Inc. 6.10%, 6/1/2018	250,000	279,849
Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023	150,000	143,638
Talisman Energy, Inc.:
3.75%, 2/1/2021	200,000	193,393
7.75%, 6/1/2019	150,000	173,176
The Williams Cos., Inc. 3.70%, 1/15/2023	550,000	490,531
Total Capital Canada, Ltd. 1.45%, 1/15/2018	100,000	99,245
Total Capital International SA:
1.00%, 8/12/2016	250,000	249,608
1.00%, 1/10/2017	200,000	199,006

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

1.50%, 2/17/2017	$300,000	$301,258
1.55%, 6/28/2017 (a)	300,000	301,470
2.10%, 6/19/2019	150,000	149,453
2.13%, 1/10/2019	40,000	40,029
2.70%, 1/25/2023	200,000	193,438
2.75%, 6/19/2021	150,000	148,370
2.88%, 2/17/2022	150,000	148,195
3.70%, 1/15/2024	150,000	154,965
3.75%, 4/10/2024 (a)	150,000	155,425
Total Capital SA:
2.13%, 8/10/2018	200,000	201,310
2.30%, 3/15/2016	250,000	254,404
4.13%, 1/28/2021	250,000	267,030
4.45%, 6/24/2020	200,000	219,471
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016 (a)	185,000	184,660
2.50%, 8/1/2022	50,000	46,777
3.75%, 10/16/2023	175,000	175,333
3.80%, 10/1/2020 (a)	195,000	199,486
6.50%, 8/15/2018	300,000	337,904
7.13%, 1/15/2019	150,000	173,023
Transocean, Inc.:
2.50%, 10/15/2017	250,000	221,250
3.80%, 10/15/2022 (a)	250,000	199,375
6.38%, 12/15/2021 (a)	550,000	503,250
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	273,144
6.13%, 2/1/2020	170,000	191,403
Weatherford International LLC 6.35%, 6/15/2017	300,000	313,971
Weatherford International, Ltd.:
4.50%, 4/15/2022 (a)	250,000	223,003
6.00%, 3/15/2018	84,000	86,688
Western Gas Partners LP:
2.60%, 8/15/2018	200,000	199,613
4.00%, 7/1/2022	67,000	67,871
Williams Partners LP:
4.00%, 11/15/2021	150,000	148,892
4.13%, 11/15/2020	150,000	153,164
4.30%, 3/4/2024	450,000	447,487
4.50%, 11/15/2023	450,000	455,653
5.25%, 3/15/2020	450,000	482,594
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	50,000	54,974
XTO Energy, Inc.:
5.50%, 6/15/2018	100,000	112,571
6.50%, 12/15/2018	250,000	292,724

		46,384,623

PAPER & FOREST PRODUCTS — 0.4%
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024 (a)	350,000	349,125
Domtar Corp. 10.75%, 6/1/2017	300,000	360,000
International Paper Co.:
4.75%, 2/15/2022	110,000	119,216
7.50%, 8/15/2021	500,000	623,175
7.95%, 6/15/2018	250,000	293,660
9.38%, 5/15/2019	130,000	163,374
Plum Creek Timberlands LP 4.70%, 3/15/2021	300,000	324,666

		2,233,216

PERSONAL PRODUCTS — 0.0% (e)
The Procter & Gamble Co. 4.70%, 2/15/2019	50,000	55,596

PHARMACEUTICALS — 3.4%
Abbott Laboratories 4.13%, 5/27/2020	350,000	379,395
AbbVie, Inc.:
1.75%, 11/6/2017	700,000	699,452
2.00%, 11/6/2018	200,000	198,681
2.90%, 11/6/2022	500,000	491,225
Actavis Funding SCS:
1.30%, 6/15/2017	250,000	246,252
2.45%, 6/15/2019 (a)	150,000	147,777
3.85%, 6/15/2024 (a)	250,000	249,528
Actavis, Inc. 3.25%, 10/1/2022	300,000	291,481
Allergan, Inc.:
2.80%, 3/15/2023	200,000	182,636
5.75%, 4/1/2016	200,000	210,923
AstraZeneca PLC 5.90%, 9/15/2017	450,000	503,210
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	150,000	148,768
2.00%, 8/1/2022	100,000	93,042
3.25%, 11/1/2023	50,000	51,260
Eli Lilly & Co. 5.20%, 3/15/2017	200,000	217,459
Express Scripts Holding Co. 1.25%, 6/2/2017	650,000	643,428
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	50,000	50,256
2.85%, 5/8/2022	50,000	49,658
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/2016	750,000	749,293
2.80%, 3/18/2023	250,000	245,414
5.65%, 5/15/2018	460,000	518,016
Johnson & Johnson:
2.45%, 12/5/2021	500,000	501,718
3.38%, 12/5/2023	200,000	212,705
5.15%, 7/15/2018	258,000	289,111
5.55%, 8/15/2017	100,000	111,118
McKesson Corp.:
1.29%, 3/10/2017	100,000	99,578
1.40%, 3/15/2018	250,000	245,521
3.25%, 3/1/2016	250,000	255,894
4.75%, 3/1/2021	150,000	165,384
5.70%, 3/1/2017	100,000	109,666
7.50%, 2/15/2019	135,000	161,829
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	164,811
Medco Health Solutions, Inc. 7.13%, 3/15/2018	265,000	305,800
Merck & Co., Inc.:
1.10%, 1/31/2018 (a)	200,000	198,022
1.30%, 5/18/2018	167,000	165,470

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.40%, 9/15/2022	$200,000	$194,298
2.80%, 5/18/2023	200,000	198,167
3.88%, 1/15/2021	200,000	213,694
5.00%, 6/30/2019	310,000	348,303
Mylan, Inc.:
1.80%, 6/24/2016	300,000	301,541
2.60%, 6/24/2018	200,000	201,466
Novartis Capital Corp.:
2.40%, 9/21/2022	250,000	246,106
3.40%, 5/6/2024	700,000	727,070
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	450,000	505,077
Perrigo Co. PLC:
1.30%, 11/8/2016	200,000	199,169
4.00%, 11/15/2023	250,000	257,846
Pfizer, Inc.:
1.10%, 5/15/2017 (a)	200,000	199,170
1.50%, 6/15/2018	150,000	148,751
2.10%, 5/15/2019 (a)	300,000	301,297
3.00%, 6/15/2023	250,000	252,726
3.40%, 5/15/2024 (a)	200,000	206,591
6.20%, 3/15/2019	801,000	931,238
Sanofi:
1.25%, 4/10/2018	241,000	238,323
2.63%, 3/29/2016	300,000	307,036
4.00%, 3/29/2021	450,000	488,140
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016	250,000	254,531
2.95%, 12/18/2022	250,000	241,801
3.65%, 11/10/2021	300,000	306,502
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	200,000	198,918
Wyeth LLC:
5.45%, 4/1/2017	50,000	54,646
6.45%, 2/1/2024	300,000	374,335
Zoetis, Inc.:
1.15%, 2/1/2016	30,000	29,943
1.88%, 2/1/2018	150,000	149,756
3.25%, 2/1/2023	213,000	208,924

		17,639,146

PROFESSIONAL SERVICES — 0.1%
The Dun & Bradstreet Corp. 3.25%, 12/1/2017	250,000	257,522
Verisk Analytics, Inc. 4.13%, 9/12/2022	100,000	104,361

		361,883

REAL ESTATE INVESTMENT TRUSTS — 3.9%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023 (a)	250,000	251,335
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024	100,000	100,778
American Tower Corp.:
3.40%, 2/15/2019	120,000	122,004
3.50%, 1/31/2023	300,000	290,250
4.50%, 1/15/2018	100,000	105,979
5.00%, 2/15/2024	450,000	477,944
5.05%, 9/1/2020	100,000	108,135
5.90%, 11/1/2021 (a)	450,000	508,576
ARC Properties Operating Partnership LP:
2.00%, 2/6/2017 (a)	250,000	235,625
3.00%, 2/6/2019	150,000	136,125
4.60%, 2/6/2024	250,000	218,750
AvalonBay Communities, Inc.:
3.63%, 10/1/2020	150,000	155,445
5.75%, 9/15/2016	100,000	107,431
6.10%, 3/15/2020	100,000	115,846
BioMed Realty LP 4.25%, 7/15/2022	250,000	258,335
Boston Properties LP:
3.13%, 9/1/2023	300,000	293,317
3.70%, 11/15/2018	100,000	105,353
3.85%, 2/1/2023	400,000	414,413
4.13%, 5/15/2021	98,000	104,502
5.63%, 11/15/2020	150,000	170,599
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	214,643
Camden Property Trust:
2.95%, 12/15/2022	300,000	292,829
4.63%, 6/15/2021	50,000	54,737
CBL & Associates LP 5.25%, 12/1/2023	150,000	160,738
Corporate Office Properties LP 3.60%, 5/15/2023	100,000	95,840
CubeSmart LP 4.38%, 12/15/2023	100,000	105,797
DDR Corp.:
3.38%, 5/15/2023	250,000	242,018
3.50%, 1/15/2021	100,000	100,395
Digital Realty Trust LP:
3.63%, 10/1/2022	250,000	246,682
5.25%, 3/15/2021	350,000	383,972
Duke Realty LP:
3.88%, 2/15/2021	250,000	258,049
3.88%, 10/15/2022	300,000	305,922
4.38%, 6/15/2022	100,000	105,703
EPR Properties 5.75%, 8/15/2022	100,000	109,582
Equity Commonwealth 6.25%, 6/15/2017	100,000	107,751
ERP Operating LP:
2.38%, 7/1/2019	100,000	99,446
3.00%, 4/15/2023	200,000	195,335
4.63%, 12/15/2021	150,000	163,531
5.38%, 8/1/2016	400,000	425,275
5.75%, 6/15/2017	110,000	120,450
Essex Portfolio LP:
3.88%, 5/1/2024	150,000	152,893
5.50%, 3/15/2017	300,000	325,048
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	99,502
Government Properties Income Trust 3.75%, 8/15/2019	50,000	50,759
HCP, Inc.:
3.15%, 8/1/2022	100,000	98,511
3.75%, 2/1/2016	55,000	56,548

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.88%, 8/15/2024	$300,000	$303,559
4.25%, 11/15/2023	150,000	158,610
5.38%, 2/1/2021	250,000	279,123
6.30%, 9/15/2016	150,000	162,266
6.70%, 1/30/2018	250,000	284,078
Health Care REIT, Inc.:
2.25%, 3/15/2018	250,000	251,882
4.13%, 4/1/2019	150,000	159,188
4.50%, 1/15/2024	100,000	105,391
4.95%, 1/15/2021	350,000	380,718
6.13%, 4/15/2020	150,000	172,712
6.20%, 6/1/2016	100,000	106,887
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	164,153
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	100,000	100,226
Highwoods Realty LP 3.20%, 6/15/2021	800,000	794,198
Hospitality Properties Trust:
5.00%, 8/15/2022	300,000	316,065
6.30%, 6/15/2016	200,000	209,115
6.70%, 1/15/2018	300,000	331,930
Host Hotels & Resorts LP 4.75%, 3/1/2023	400,000	425,097
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	103,444
Kilroy Realty LP 4.80%, 7/15/2018	250,000	269,616
Kimco Realty Corp.:
5.70%, 5/1/2017	250,000	271,998
6.88%, 10/1/2019	100,000	118,216
Liberty Property LP 5.50%, 12/15/2016	250,000	268,706
Mack-Cali Realty LP:
2.50%, 12/15/2017	150,000	150,500
3.15%, 5/15/2023	100,000	91,626
Mid-America Apartments LP 4.30%, 10/15/2023	50,000	52,651
National Retail Properties, Inc.:
3.80%, 10/15/2022	100,000	102,480
3.90%, 6/15/2024	150,000	151,463
Omega Healthcare Investors, Inc. 6.75%, 10/15/2022	150,000	159,000
Piedmont Operating Partnership LP 4.45%, 3/15/2024 (a)	150,000	154,083
ProLogis LP:
3.35%, 2/1/2021	250,000	251,644
4.25%, 8/15/2023	300,000	315,676
Realty Income Corp.:
5.95%, 9/15/2016	250,000	269,549
6.75%, 8/15/2019	350,000	411,761
Regency Centers LP 5.88%, 6/15/2017	150,000	165,077
Senior Housing Properties Trust 3.25%, 5/1/2019	200,000	201,479
Simon Property Group LP:
2.15%, 9/15/2017	300,000	305,199
2.75%, 2/1/2023	150,000	146,019
2.80%, 1/30/2017	100,000	102,927
3.38%, 3/15/2022	150,000	154,421
4.38%, 3/1/2021	150,000	164,861
5.65%, 2/1/2020	250,000	286,801
10.35%, 4/1/2019	300,000	391,705
UDR, Inc.:
4.25%, 6/1/2018	200,000	213,516
4.63%, 1/10/2022	50,000	54,014
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	146,000	146,554
2.00%, 2/15/2018	250,000	249,953
2.70%, 4/1/2020	200,000	197,522
4.25%, 3/1/2022	150,000	157,103
4.75%, 6/1/2021	100,000	108,184
Vornado Realty LP 5.00%, 1/15/2022	150,000	164,184
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	100,103
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	247,479
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	266,033

		20,523,443

ROAD & RAIL — 1.1%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	200,000	198,643
3.05%, 3/15/2022	200,000	201,200
3.05%, 9/1/2022	600,000	601,827
3.45%, 9/15/2021	200,000	208,062
3.75%, 4/1/2024	20,000	20,880
5.65%, 5/1/2017	300,000	328,959
5.75%, 3/15/2018	200,000	223,967
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	96,248
2.95%, 11/21/2024	100,000	99,794
5.55%, 3/1/2019	250,000	282,566
Canadian Pacific Railway Co. 6.50%, 5/15/2018	300,000	342,966
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	150,000	164,741
CSX Corp.:
3.70%, 10/30/2020	25,000	25,976
3.70%, 11/1/2023	94,000	97,906
6.25%, 3/15/2018	300,000	340,094
7.38%, 2/1/2019	205,000	244,562
JB Hunt Transport Services, Inc. 2.40%, 3/15/2019	50,000	49,888
Kansas City Southern de Mexico SA de CV 2.35%, 5/15/2020	150,000	143,802
Norfolk Southern Corp.:
3.00%, 4/1/2022	100,000	99,975
3.25%, 12/1/2021	250,000	256,588
5.75%, 1/15/2016	150,000	157,300
5.90%, 6/15/2019	250,000	286,125
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	148,905
2.45%, 11/15/2018	150,000	150,381

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.45%, 9/3/2019	$250,000	$247,205
Union Pacific Corp.:
2.25%, 2/15/2019	100,000	100,960
2.95%, 1/15/2023	200,000	201,756
3.65%, 2/15/2024	231,000	243,954
4.16%, 7/15/2022	100,000	109,596
Wabtec Corp. 4.38%, 8/15/2023	100,000	104,647

		5,779,473

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Altera Corp. 1.75%, 5/15/2017	175,000	175,488
Analog Devices, Inc. 2.88%, 6/1/2023	300,000	289,109
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	109,272
Broadcom Corp.:
2.50%, 8/15/2022	150,000	143,694
2.70%, 11/1/2018 (a)	150,000	153,820
Intel Corp.:
1.35%, 12/15/2017	350,000	348,695
1.95%, 10/1/2016	200,000	203,364
2.70%, 12/15/2022	350,000	347,669
3.30%, 10/1/2021	327,000	340,999
KLA-Tencor Corp.:
4.13%, 11/1/2021	171,000	172,483
4.65%, 11/1/2024	200,000	205,547
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	150,000	150,240
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (d)	250,000	248,694
Texas Instruments, Inc.:
1.65%, 8/3/2019	250,000	245,037
2.25%, 5/1/2023	450,000	430,936
Xilinx, Inc. 2.13%, 3/15/2019	150,000	149,812

		3,714,859

SOFTWARE — 1.3%
CA, Inc.:
2.88%, 8/15/2018	150,000	151,903
4.50%, 8/15/2023 (a)	100,000	104,805
Cadence Design Systems, Inc. 4.38%, 10/15/2024	75,000	76,197
CDK Global, Inc. 4.50%, 10/15/2024 (d)	135,000	135,581
Intuit, Inc. 5.75%, 3/15/2017	150,000	164,190
Microsoft Corp.:
1.00%, 5/1/2018	250,000	246,625
2.13%, 11/15/2022	300,000	292,131
2.38%, 5/1/2023 (a)	150,000	146,120
2.50%, 2/8/2016	250,000	255,413
3.63%, 12/15/2023 (a)	200,000	213,888
4.00%, 2/8/2021	300,000	330,606
4.20%, 6/1/2019	335,000	368,895
Oracle Corp.:
1.20%, 10/15/2017	1,250,000	1,240,489
2.25%, 10/8/2019 (a)	350,000	350,689
2.38%, 1/15/2019	150,000	152,429
2.50%, 10/15/2022	850,000	830,273
2.80%, 7/8/2021	250,000	251,849
3.40%, 7/8/2024	425,000	435,080
3.63%, 7/15/2023	150,000	157,779
3.88%, 7/15/2020	100,000	107,038
5.00%, 7/8/2019	250,000	279,888
5.75%, 4/15/2018	250,000	282,194
Symantec Corp. 4.20%, 9/15/2020	350,000	357,898

		6,931,960

SPECIALTY RETAIL — 1.4%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	50,000	52,925
5.75%, 5/1/2020	100,000	111,856
AutoNation, Inc.:
5.50%, 2/1/2020	300,000	325,441
6.75%, 4/15/2018	300,000	336,173
AutoZone, Inc.:
1.30%, 1/13/2017	150,000	149,616
7.13%, 8/1/2018	200,000	232,785
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	75,000	75,738
Costco Wholesale Corp. 1.13%, 12/15/2017	50,000	49,635
Dollar General Corp. 3.25%, 4/15/2023	250,000	225,277
Lowe’s Cos., Inc.:
1.63%, 4/15/2017	250,000	252,152
2.13%, 4/15/2016	250,000	253,277
3.12%, 4/15/2022	167,000	170,136
3.13%, 9/15/2024	100,000	100,826
3.88%, 9/15/2023	150,000	160,271
4.63%, 4/15/2020	125,000	138,068
O’Reilly Automotive, Inc.:
3.80%, 9/1/2022	73,000	75,268
4.63%, 9/15/2021	100,000	108,714
QVC, Inc.:
4.38%, 3/15/2023	150,000	151,343
5.13%, 7/2/2022	300,000	316,243
Ross Stores, Inc. 3.38%, 9/15/2024	100,000	100,412
Staples, Inc. 4.38%, 1/12/2023	300,000	300,019
The Gap, Inc. 5.95%, 4/12/2021	250,000	283,417
The Home Depot, Inc.:
2.00%, 6/15/2019	200,000	199,525
2.25%, 9/10/2018	143,000	145,593
2.70%, 4/1/2023	250,000	248,824
3.95%, 9/15/2020	250,000	269,226
4.40%, 4/1/2021	200,000	220,887
5.40%, 3/1/2016	425,000	447,765
The TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	95,790
2.75%, 6/15/2021	200,000	200,283

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Walgreens Boots Alliance, Inc.:
1.80%, 9/15/2017	$150,000	$150,085
2.70%, 11/18/2019	250,000	251,277
3.10%, 9/15/2022 (a)	125,000	123,108
3.30%, 11/18/2021	470,000	473,511
3.80%, 11/18/2024	500,000	509,145

		7,304,611

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Apple, Inc.:
0.45%, 5/3/2016	250,000	249,042
1.00%, 5/3/2018	850,000	834,406
1.05%, 5/5/2017 (a)	300,000	299,796
2.40%, 5/3/2023	1,050,000	1,021,701
2.85%, 5/6/2021	900,000	919,664
3.45%, 5/6/2024	950,000	993,768
Computer Sciences Corp.:
4.45%, 9/15/2022	100,000	100,488
6.50%, 3/15/2018	150,000	167,844
EMC Corp.:
1.88%, 6/1/2018	400,000	397,621
2.65%, 6/1/2020	500,000	497,344
3.38%, 6/1/2023	150,000	149,465
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	86,000	85,575
3.50%, 4/15/2023	306,000	303,296
5.00%, 3/15/2022 (a)	400,000	424,438
Hewlett-Packard Co.:
2.60%, 9/15/2017	200,000	203,517
2.75%, 1/14/2019	125,000	125,685
3.00%, 9/15/2016	250,000	256,382
3.30%, 12/9/2016	150,000	154,912
3.75%, 12/1/2020 (a)	200,000	207,457
4.05%, 9/15/2022	250,000	254,568
4.30%, 6/1/2021	400,000	418,851
4.38%, 9/15/2021	150,000	157,102
4.65%, 12/9/2021	650,000	692,638
International Business Machines Corp.:
0.45%, 5/6/2016	300,000	298,603
1.63%, 5/15/2020	200,000	191,193
1.88%, 8/1/2022	250,000	233,091
1.95%, 7/22/2016	50,000	50,859
1.95%, 2/12/2019	200,000	199,558
2.00%, 1/5/2016	250,000	253,579
2.90%, 11/1/2021	400,000	411,920
3.38%, 8/1/2023	200,000	204,814
3.63%, 2/12/2024 (a)	350,000	363,810
5.70%, 9/14/2017	295,000	328,278
7.63%, 10/15/2018	350,000	420,683
8.38%, 11/1/2019	500,000	638,012
Lexmark International, Inc. 5.13%, 3/15/2020	100,000	105,445
NetApp, Inc.:
2.00%, 12/15/2017	192,000	192,387
3.38%, 6/15/2021	100,000	99,996
Seagate HDD Cayman:
3.75%, 11/15/2018 (d)	500,000	513,125
4.75%, 6/1/2023	200,000	207,500

		13,628,413

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (e)
NIKE, Inc. 2.25%, 5/1/2023 (a)	100,000	96,487
Ralph Lauren Corp. 2.13%, 9/26/2018	50,000	50,097

		146,584

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	300,000	318,525
People’s United Financial, Inc. 3.65%, 12/6/2022	150,000	151,770
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	259,989

		730,284

TOBACCO — 0.9%
Altria Group, Inc.:
2.85%, 8/9/2022	300,000	291,889
2.95%, 5/2/2023	250,000	243,237
4.00%, 1/31/2024	250,000	260,559
4.75%, 5/5/2021	200,000	221,003
9.25%, 8/6/2019	200,000	257,211
9.70%, 11/10/2018	299,000	379,518
Lorillard Tobacco Co.:
2.30%, 8/21/2017	120,000	120,521
3.50%, 8/4/2016 (a)	45,000	46,318
3.75%, 5/20/2023	91,000	90,004
6.88%, 5/1/2020	150,000	176,372
8.13%, 6/23/2019	250,000	303,239
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	250,000	248,357
1.63%, 3/20/2017	150,000	151,394
1.88%, 1/15/2019	150,000	149,125
2.50%, 8/22/2022	150,000	145,371
2.63%, 3/6/2023	40,000	38,709
2.90%, 11/15/2021	250,000	252,738
4.13%, 5/17/2021	100,000	108,761
4.50%, 3/26/2020	250,000	274,956
5.65%, 5/16/2018	500,000	562,645
Reynolds American, Inc.:
3.25%, 11/1/2022	250,000	242,836
4.85%, 9/15/2023	250,000	269,023

		4,833,786

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp.:
1.25%, 3/4/2017	150,000	148,633
2.38%, 7/30/2018	232,000	232,360
2.60%, 3/30/2020	100,000	98,281

		479,274

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
America Movil SAB de CV:
2.38%, 9/8/2016	150,000	152,751
3.13%, 7/16/2022	250,000	247,034
5.00%, 3/30/2020	350,000	386,819
5.63%, 11/15/2017	200,000	221,736

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

AT&T, Inc. 4.45%, 5/15/2021	$200,000	$215,092
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	100,000	105,555
6.00%, 7/8/2019	250,000	288,490
6.75%, 8/20/2018	150,000	173,970
Embarq Corp. 7.08%, 6/1/2016	50,000	53,583
France Telecom SA:
4.13%, 9/14/2021	200,000	214,771
5.38%, 7/8/2019	200,000	223,919
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	200,000	199,356
Orange SA 2.75%, 9/14/2016	250,000	255,537
Rogers Communications, Inc.:
4.10%, 10/1/2023	150,000	157,198
6.80%, 8/15/2018	330,000	381,864
Telefonica Emisiones SAU:
3.99%, 2/16/2016	205,000	210,843
4.57%, 4/27/2023 (a)	250,000	267,780
5.13%, 4/27/2020	255,000	282,156
5.46%, 2/16/2021	200,000	224,692
6.22%, 7/3/2017	250,000	276,444
6.42%, 6/20/2016	300,000	321,475
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	168,966
Verizon Communications, Inc. 6.35%, 4/1/2019	250,000	289,377
Vodafone Group PLC:
1.25%, 9/26/2017 (a)	200,000	196,657
1.50%, 2/19/2018	250,000	245,055
1.63%, 3/20/2017	300,000	299,319
2.50%, 9/26/2022	250,000	234,088
2.95%, 2/19/2023 (a)	250,000	239,582
4.38%, 3/16/2021	50,000	53,242
4.63%, 7/15/2018	200,000	216,027
5.45%, 6/10/2019	100,000	111,854
5.63%, 2/27/2017	250,000	270,237

		7,185,469

TOTAL CORPORATE BONDS & NOTES —
(Cost $505,245,646)		510,174,245

	Shares
SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	14,152,188	14,152,188
State Street Institutional Liquid Reserves Fund 0.07% (g)(h)	2,637,094	2,637,094

TOTAL SHORT TERM INVESTMENT — (i)
(Cost $16,789,282)		16,789,282

TOTAL INVESTMENTS — 101.3% (j)
(Cost $522,034,928)		526,963,527
OTHER ASSETS & LIABILITIES — (1.3)%		(6,573,286)

NET ASSETS — 100.0%		$520,390,241

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	Variable rate security — Rate shown is rate in effect at December 31, 2014. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp. 3.60%, 11/15/2042	$50,000	$47,901
Honeywell International, Inc.:
5.38%, 3/1/2041	300,000	372,337
5.70%, 3/15/2036	100,000	125,356
5.70%, 3/15/2037	100,000	125,767
Lockheed Martin Corp.:
4.07%, 12/15/2042	510,000	512,825
4.85%, 9/15/2041	200,000	224,314
6.15%, 9/1/2036	130,000	165,895
Northrop Grumman Corp.:
4.75%, 6/1/2043	425,000	466,805
5.05%, 11/15/2040	100,000	111,691
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	50,000	70,295
Precision Castparts Corp. 3.90%, 1/15/2043	50,000	50,280
Raytheon Co.:
3.15%, 12/15/2024	200,000	200,768
4.70%, 12/15/2041	370,000	409,441
7.20%, 8/15/2027	50,000	67,374
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	113,950
Textron, Inc. 3.88%, 3/1/2025	55,000	55,097
The Boeing Co.:
5.88%, 2/15/2040	100,000	131,509
6.63%, 2/15/2038	250,000	351,873
6.88%, 3/15/2039	120,000	174,940
United Technologies Corp.:
4.50%, 6/1/2042	812,000	883,960
5.40%, 5/1/2035	100,000	119,403
5.70%, 4/15/2040	450,000	566,239
6.05%, 6/1/2036	400,000	518,798
6.13%, 7/15/2038	330,000	431,674

		6,298,492

AIR FREIGHT & LOGISTICS — 0.5%
FedEx Corp.:
3.88%, 8/1/2042	241,000	228,774
4.90%, 1/15/2034	475,000	530,460
5.10%, 1/15/2044	150,000	172,619
United Parcel Service, Inc.:
4.88%, 11/15/2040	100,000	115,495
6.20%, 1/15/2038	525,000	693,355

		1,740,703

AIRLINES — 0.3%
American Airlines 2014-1 Pass Through Trust, Class A 3.70%, 4/1/2028	195,000	195,000
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	378,699	383,433
Hawaiian Airlines 2013-1 Pass Through Trust, Class A 3.90%, 1/15/2026	160,000	157,600
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 4/11/2026	100,000	101,000
United Airlines 2014-2 Pass Through Trust, Class A 3.75%, 3/3/2028	100,000	99,250
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	90,568	95,097
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 11/15/2025	97,088	98,544

		1,129,924

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc.:
4.63%, 7/2/2044	200,000	204,136
4.95%, 7/2/2064	231,000	239,901
5.25%, 12/1/2041	50,000	55,374
5.70%, 3/1/2041	50,000	58,344

		557,755

AUTOMOBILES — 0.7%
Daimler Finance North America LLC 8.50%, 1/18/2031	327,000	498,154
Ford Motor Co.:
4.75%, 1/15/2043	500,000	526,640
6.63%, 10/1/2028	250,000	305,633
7.45%, 7/16/2031	665,000	908,560

		2,238,987

BANKS — 3.5%
Bank One Corp.:
7.63%, 10/15/2026	100,000	131,318
7.75%, 7/15/2025	100,000	131,242
8.00%, 4/29/2027	300,000	404,504
Branch Banking & Trust Co. 3.80%, 10/30/2026	200,000	203,334
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
5.25%, 5/24/2041	350,000	411,594
5.75%, 12/1/2043	350,000	414,205
Fifth Third Bancorp 8.25%, 3/1/2038	200,000	303,086
HSBC Bank USA NA:
5.63%, 8/15/2035	550,000	674,973
5.88%, 11/1/2034	100,000	124,920
7.00%, 1/15/2039	200,000	284,366
HSBC Holdings PLC:
5.25%, 3/14/2044	500,000	556,501
6.10%, 1/14/2042	650,000	861,657
6.50%, 5/2/2036	150,000	192,152
6.50%, 9/15/2037	245,000	312,310
6.80%, 6/1/2038	650,000	859,688
7.63%, 5/17/2032	100,000	137,439
JPMorgan Chase & Co. 5.60%, 7/15/2041	250,000	300,391
Lloyds Banking Group PLC 4.50%, 11/4/2024	200,000	201,194

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

NBD Bank NA/Michigan 8.25%, 11/1/2024	$100,000	$133,550
PNC Bank NA 4.20%, 11/1/2025	100,000	105,822
Regions Bank 6.45%, 6/26/2037	200,000	246,775
Wachovia Corp.:
5.50%, 8/1/2035	150,000	174,492
7.50%, 4/15/2035	100,000	138,032
7.57%, 8/1/2026	200,000	260,870
Wells Fargo & Co.:
4.10%, 6/3/2026	735,000	745,453
4.65%, 11/4/2044	840,000	865,205
5.38%, 2/7/2035	100,000	119,224
5.38%, 11/2/2043	550,000	624,686
5.61%, 1/15/2044	600,000	705,139
Wells Fargo Bank NA:
5.85%, 2/1/2037	250,000	313,291
5.95%, 8/26/2036	125,000	157,000
6.60%, 1/15/2038	350,000	479,842
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	102,000

		11,676,255

BEVERAGES — 1.7%
Anheuser-Busch Cos. LLC:
5.75%, 4/1/2036	200,000	243,386
6.45%, 9/1/2037	100,000	131,861
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	200,000	196,463
4.63%, 2/1/2044	300,000	325,710
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	274,000	258,400
6.38%, 1/15/2040	190,000	250,200
8.00%, 11/15/2039	100,000	153,138
8.20%, 1/15/2039	475,000	736,628
Brown-Forman Corp. 3.75%, 1/15/2043	90,000	88,060
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	250,000	286,051
Diageo Capital PLC:
3.88%, 4/29/2043	130,000	127,543
5.88%, 9/30/2036	250,000	315,672
Diageo Investment Corp.:
4.25%, 5/11/2042	135,000	138,606
7.45%, 4/15/2035	100,000	145,010
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	350,000	329,822
Molson Coors Brewing Co. 5.00%, 5/1/2042	250,000	268,435
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	120,970
PepsiCo, Inc.:
3.60%, 8/13/2042	200,000	186,165
4.00%, 3/5/2042	100,000	99,230
4.25%, 10/22/2044	260,000	269,013
4.88%, 11/1/2040	150,000	166,704
5.50%, 1/15/2040	150,000	179,591
The Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	350,000	482,370

		5,499,028

BIOTECHNOLOGY — 1.5%
Amgen, Inc.:
4.95%, 10/1/2041	200,000	216,631
5.15%, 11/15/2041	725,000	807,303
5.38%, 5/15/2043	175,000	201,725
5.65%, 6/15/2042	300,000	355,310
5.75%, 3/15/2040	300,000	355,321
6.38%, 6/1/2037	100,000	124,553
6.40%, 2/1/2039	150,000	189,913
6.90%, 6/1/2038	150,000	198,962
Celgene Corp.:
4.63%, 5/15/2044	600,000	627,291
5.25%, 8/15/2043	50,000	56,028
Gilead Sciences, Inc.:
3.50%, 2/1/2025 (a)	500,000	510,669
4.50%, 2/1/2045	355,000	378,093
4.80%, 4/1/2044	500,000	552,747
5.65%, 12/1/2041	300,000	369,198

		4,943,744

BUILDING PRODUCTS — 0.1%
Owens Corning:
4.20%, 12/1/2024	150,000	149,342
7.00%, 12/1/2036	91,000	110,953

		260,295

CAPITAL MARKETS — 2.5%
Jefferies Group, Inc.:
6.25%, 1/15/2036	200,000	194,377
6.45%, 6/8/2027	100,000	104,579
Morgan Stanley:
4.35%, 9/8/2026	600,000	601,395
5.00%, 11/24/2025	875,000	929,856
6.25%, 8/9/2026	50,000	60,238
6.38%, 7/24/2042	575,000	757,915
7.25%, 4/1/2032	100,000	136,456
Northern Trust Corp. 3.95%, 10/30/2025	350,000	364,923
The Bank Of New York Mellon Corp. 3.95%, 11/18/2025	300,000	320,292
The Goldman Sachs Group, Inc.:
4.80%, 7/8/2044	355,000	377,739
5.95%, 1/15/2027	200,000	228,249
6.13%, 2/15/2033	840,000	1,037,999
6.25%, 2/1/2041	680,000	849,799
6.45%, 5/1/2036	500,000	600,564
6.75%, 10/1/2037	1,272,000	1,587,057

		8,151,438

CHEMICALS — 2.1%
Agrium, Inc.:
4.90%, 6/1/2043	250,000	253,555
5.25%, 1/15/2045	250,000	270,671
6.13%, 1/15/2041	125,000	147,238
Albemarle Corp. 5.45%, 12/1/2044	100,000	106,460

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CF Industries, Inc.:
4.95%, 6/1/2043	$25,000	$25,012
5.15%, 3/15/2034	275,000	285,330
5.38%, 3/15/2044	200,000	209,961
Cytec Industries, Inc. 3.95%, 5/1/2025	200,000	202,096
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043	100,000	98,904
4.90%, 1/15/2041	400,000	432,983
5.60%, 12/15/2036	100,000	117,301
Eastman Chemical Co.:
3.80%, 3/15/2025	250,000	252,620
4.65%, 10/15/2044 (a)	190,000	193,149
4.80%, 9/1/2042	100,000	103,130
Ecolab, Inc. 5.50%, 12/8/2041	50,000	59,277
Lubrizol Corp. 6.50%, 10/1/2034	195,000	258,027
LYB International Finance BV:
4.88%, 3/15/2044	200,000	206,218
5.25%, 7/15/2043	164,000	176,828
Methanex Corp. 5.65%, 12/1/2044	100,000	101,480
Monsanto Co.:
3.60%, 7/15/2042	37,000	33,415
4.20%, 7/15/2034	140,000	145,095
4.40%, 7/15/2044	300,000	307,629
4.70%, 7/15/2064	300,000	312,027
5.88%, 4/15/2038	100,000	121,404
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	300,000	374,166
Rohm & Haas Co. 7.85%, 7/15/2029	150,000	204,089
The Dow Chemical Co.:
4.25%, 10/1/2034	300,000	296,944
4.38%, 11/15/2042	300,000	288,682
4.63%, 10/1/2044	150,000	150,426
5.25%, 11/15/2041	180,000	194,106
7.38%, 11/1/2029	400,000	531,008
9.40%, 5/15/2039	105,000	169,099
The Mosaic Co.:
5.45%, 11/15/2033	175,000	198,773
5.63%, 11/15/2043	158,000	179,502
The Sherwin-Williams Co. 4.00%, 12/15/2042	50,000	49,199

		7,055,804

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Equifax, Inc. 7.00%, 7/1/2037	100,000	133,479
Massachusetts Institute of Technology 3.96%, 7/1/2038	90,000	95,002
President and Fellows of Harvard College 3.62%, 10/1/2037	48,000	48,164
Republic Services, Inc.:
5.70%, 5/15/2041	150,000	184,560
6.20%, 3/1/2040	150,000	194,192
The Western Union Co. 6.20%, 11/17/2036	150,000	151,846
Waste Management, Inc.:
6.13%, 11/30/2039	100,000	128,155
7.10%, 8/1/2026	450,000	589,382
7.75%, 5/15/2032	150,000	219,299

		1,744,079

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.:
5.50%, 1/15/2040	600,000	731,065
5.90%, 2/15/2039	534,000	675,866
Harris Corp. 6.15%, 12/15/2040	50,000	59,983
Juniper Networks, Inc. 5.95%, 3/15/2041	100,000	100,697
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	61,739

		1,629,350

COMPUTERS (PERIPHERALS) — 0.1%
Seagate HDD Cayman:
4.75%, 1/1/2025 (b)	350,000	358,312
5.75%, 12/1/2034 (b)	100,000	104,831

		463,143

CONSTRUCTION & ENGINEERING — 0.0% (c)
ABB Finance USA, Inc. 4.38%, 5/8/2042	60,000	64,588

CONTAINERS & PACKAGING — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	375,000	446,890

DIVERSIFIED CONSUMER SERVICES — 0.1%
Johns Hopkins University 4.08%, 7/1/2053	100,000	102,624
Massachusetts Institute of Technology:
4.68%, 7/1/2114	100,000	112,598
5.60%, 7/1/2111	100,000	134,380

		349,602

DIVERSIFIED FINANCIAL SERVICES — 6.4%
American Express Co. 4.05%, 12/3/2042	300,000	300,158
Aon Corp. 6.25%, 9/30/2040	50,000	63,557
AXA Financial, Inc. 7.00%, 4/1/2028	150,000	189,283
Bank of America Corp.:
4.25%, 10/22/2026	513,000	509,498
4.88%, 4/1/2044	475,000	522,995
5.00%, 1/21/2044	550,000	610,902
5.88%, 2/7/2042	125,000	155,703
6.00%, 10/15/2036	450,000	561,391
6.11%, 1/29/2037	515,000	611,175
Citigroup, Inc.:
4.30%, 11/20/2026	500,000	497,502
4.95%, 11/7/2043	100,000	112,168
5.30%, 5/6/2044	583,000	630,852
5.50%, 9/13/2025	300,000	329,950
5.88%, 2/22/2033	150,000	172,409
5.88%, 1/30/2042	250,000	312,782
6.00%, 10/31/2033	400,000	467,415

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.13%, 8/25/2036	$450,000	$536,728
6.63%, 1/15/2028	100,000	124,454
6.63%, 6/15/2032	150,000	185,215
6.68%, 9/13/2043	300,000	381,742
6.88%, 3/5/2038	135,000	183,315
8.13%, 7/15/2039	575,000	871,643
CME Group, Inc. 5.30%, 9/15/2043	150,000	180,013
Credit Suisse USA, Inc. 7.13%, 7/15/2032	425,000	594,800
General Electric Capital Corp.:
5.88%, 1/14/2038	1,710,000	2,160,609
6.75%, 3/15/2032	1,230,000	1,676,304
6.88%, 1/10/2039	1,099,000	1,550,211
General Electric Capital Corp., Series A 6.15%, 8/7/2037	645,000	838,966
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	143,542
Goldman Sachs Capital I 6.35%, 2/15/2034 (a)	350,000	418,787
Invesco Finance PLC 5.38%, 11/30/2043	50,000	59,341
JPMorgan Chase & Co.:
4.13%, 12/15/2026	600,000	601,735
4.85%, 2/1/2044	400,000	443,649
5.40%, 1/6/2042	300,000	351,536
5.50%, 10/15/2040	350,000	414,027
5.63%, 8/16/2043	250,000	288,488
6.40%, 5/15/2038	785,000	1,024,179
Legg Mason, Inc. 5.63%, 1/15/2044	75,000	85,323
Leucadia National Corp. 6.63%, 10/23/2043	30,000	30,494
Merrill Lynch & Co., Inc.:
6.75%, 6/1/2028	150,000	183,304
7.75%, 5/14/2038	570,000	810,109
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	250,000	367,454
TD Ameritrade Holding Corp. 3.63%, 4/1/2025 (a)	200,000	203,384
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	129,305

		20,886,397

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.5%
AT&T, Inc.:
4.30%, 12/15/2042	592,000	558,283
4.35%, 6/15/2045	742,000	701,685
4.80%, 6/15/2044	500,000	508,121
5.55%, 8/15/2041	500,000	557,072
6.40%, 5/15/2038	10,000	12,319
6.50%, 9/1/2037	350,000	434,051
Bellsouth Capital Funding Corp. 7.88%, 2/15/2030	400,000	541,763
British Telecommunications PLC 9.63%, 12/15/2030	750,000	1,178,823
Pacific Bell Telephone Co. 7.13%, 3/15/2026	250,000	321,978
Qwest Corp.:
6.88%, 9/15/2033	450,000	450,000
7.25%, 9/15/2025	100,000	119,000
7.25%, 10/15/2035	100,000	103,000
Verizon Communications, Inc.:
3.85%, 11/1/2042	250,000	222,280
4.40%, 11/1/2034	540,000	535,265
4.75%, 11/1/2041	100,000	102,189
4.86%, 8/21/2046 (b)	1,477,000	1,521,891
5.01%, 8/21/2054 (b)	1,450,000	1,499,803
5.05%, 3/15/2034	600,000	641,235
5.85%, 9/15/2035	427,000	499,850
6.00%, 4/1/2041	300,000	356,067
6.25%, 4/1/2037	250,000	306,787
6.40%, 9/15/2033	1,152,000	1,415,642
6.40%, 2/15/2038	550,000	680,349
6.55%, 9/15/2043	2,881,000	3,685,173
6.90%, 4/15/2038	450,000	587,159
7.75%, 12/1/2030	250,000	347,001
Verizon Maryland, Inc. 5.13%, 6/15/2033	150,000	157,869
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	124,606

		18,169,261

ELECTRIC UTILITIES — 11.2%
Alabama Power Co.:
4.10%, 1/15/2042	400,000	419,005
4.15%, 8/15/2044	120,000	126,774
5.20%, 6/1/2041	100,000	122,320
6.00%, 3/1/2039	100,000	132,164
6.13%, 5/15/2038	70,000	94,703
Ameren Illinois Co.:
4.30%, 7/1/2044	150,000	161,822
4.80%, 12/15/2043	250,000	289,571
Appalachian Power Co.:
4.40%, 5/15/2044	200,000	211,962
5.80%, 10/1/2035	50,000	61,584
6.38%, 4/1/2036	300,000	388,768
6.70%, 8/15/2037	100,000	133,843
7.00%, 4/1/2038	10,000	13,931
Arizona Public Service Co.:
3.35%, 6/15/2024	150,000	151,499
4.50%, 4/1/2042	100,000	107,875
Berkshire Hathaway Energy 8.48%, 9/15/2028	125,000	183,063
Berkshire Hathaway Energy Co.:
4.50%, 2/1/2045 (b)	125,000	131,375
5.15%, 11/15/2043	200,000	227,820
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	100,000	96,634
4.50%, 4/1/2044	100,000	112,237
Cleco Power LLC 6.00%, 12/1/2040	100,000	124,111
CMS Energy Corp.:
4.70%, 3/31/2043	29,000	30,738
4.88%, 3/1/2044	100,000	110,002
Commonwealth Edison Co.:
3.80%, 10/1/2042	50,000	50,026

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.70%, 1/15/2044	$100,000	$114,704
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	470,000	605,004
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	75,000	75,291
4.20%, 3/15/2042	75,000	75,890
4.45%, 3/15/2044	450,000	486,242
4.63%, 12/1/2054	200,000	217,250
5.30%, 3/1/2035	100,000	118,848
5.50%, 12/1/2039	75,000	91,603
5.70%, 12/1/2036	130,000	159,954
5.70%, 6/15/2040	50,000	62,506
5.85%, 3/15/2036	400,000	501,344
6.30%, 8/15/2037	15,000	19,870
Consumers Energy Co. 4.35%, 8/31/2064	200,000	211,554
Delmarva Power & Light Co. 4.00%, 6/1/2042	100,000	103,065
Dominion Gas Holdings LLC 4.80%, 11/1/2043	138,000	148,129
Dominion Resources, Inc:
5.95%, 6/15/2035	200,000	245,631
7.00%, 6/15/2038	450,000	602,656
Dominion Resources, Inc. 4.70%, 12/1/2044	100,000	105,486
DTE Electric Co.:
3.38%, 3/1/2025	100,000	102,385
4.30%, 7/1/2044	200,000	217,606
Duke Energy Carolinas LLC:
4.00%, 9/30/2042	175,000	181,911
4.25%, 12/15/2041	125,000	134,842
5.30%, 2/15/2040	350,000	433,393
6.00%, 12/1/2028	100,000	122,703
6.05%, 4/15/2038	150,000	199,972
6.10%, 6/1/2037	100,000	130,595
6.45%, 10/15/2032	100,000	131,469
Duke Energy Indiana, Inc.:
4.90%, 7/15/2043	250,000	293,977
6.45%, 4/1/2039	180,000	249,903
Duke Energy Progress, Inc.:
4.10%, 5/15/2042	350,000	369,598
4.10%, 3/15/2043	400,000	422,791
4.38%, 3/30/2044	250,000	275,152
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	116,376
Exelon Corp. 5.63%, 6/15/2035	200,000	231,438
Exelon Generation Co. LLC:
5.60%, 6/15/2042	260,000	287,201
6.25%, 10/1/2039	210,000	247,127
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	106,900
Florida Power & Light Co.:
3.80%, 12/15/2042	300,000	307,933
4.05%, 6/1/2042	100,000	106,698
4.05%, 10/1/2044	200,000	213,672
4.13%, 2/1/2042	300,000	323,753
5.25%, 2/1/2041	200,000	246,926
5.40%, 9/1/2035	150,000	185,448
5.69%, 3/1/2040	115,000	149,641
5.85%, 5/1/2037	50,000	65,274
5.95%, 2/1/2038	250,000	334,601
6.20%, 6/1/2036	150,000	203,051
Florida Power Corp.:
6.35%, 9/15/2037	100,000	138,614
6.40%, 6/15/2038	430,000	594,503
Georgia Power Co.:
4.30%, 3/15/2042	300,000	317,568
4.30%, 3/15/2043	250,000	264,057
4.75%, 9/1/2040	325,000	364,057
5.95%, 2/1/2039	150,000	192,300
Iberdrola International BV 6.75%, 7/15/2036	200,000	253,674
Indiana Michigan Power Co. 6.05%, 3/15/2037	200,000	251,509
Interstate Power & Light Co.:
3.25%, 12/1/2024	200,000	201,757
6.25%, 7/15/2039	50,000	67,514
ITC Holdings Corp. 3.65%, 6/15/2024	200,000	201,972
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	967	1,094
Kansas City Power & Light Co.:
5.30%, 10/1/2041	50,000	58,283
6.05%, 11/15/2035	50,000	63,203
Kentucky Utilities Co. 5.13%, 11/1/2040	475,000	572,702
Louisville Gas & Electric Co. 4.65%, 11/15/2043	100,000	113,795
MidAmerican Energy Holdings Co. 5.75%, 11/1/2035	100,000	128,111
Mississippi Power Co. 4.25%, 3/15/2042	100,000	102,165
Nevada Power Co.:
5.38%, 9/15/2040	75,000	92,003
6.65%, 4/1/2036	50,000	69,050
Nisource Finance Corp.:
4.80%, 2/15/2044	250,000	271,469
5.25%, 2/15/2043	100,000	114,793
5.65%, 2/1/2045	150,000	182,366
5.95%, 6/15/2041	100,000	123,901
Northern States Power Co.:
3.40%, 8/15/2042	100,000	94,558
4.13%, 5/15/2044	100,000	106,271
4.85%, 8/15/2040	100,000	116,955
5.35%, 11/1/2039	50,000	61,952
NorthWestern Corp. 4.18%, 11/15/2044	100,000	104,141
NSTAR Electric Co. 5.50%, 3/15/2040	100,000	125,585
Oglethorpe Power Corp.:
4.20%, 12/1/2042	125,000	124,048
4.55%, 6/1/2044	150,000	156,307
5.38%, 11/1/2040	65,000	74,757
5.95%, 11/1/2039	50,000	61,229

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Ohio Edison Co.:
6.88%, 7/15/2036	$200,000	$268,549
8.25%, 10/15/2038	150,000	237,796
Ohio Power Co. 6.60%, 2/15/2033	102,000	134,122
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	150,000	152,698
4.55%, 3/15/2044	100,000	111,223
5.25%, 5/15/2041	50,000	60,319
Oncor Electric Delivery Co. LLC:
4.55%, 12/1/2041	150,000	168,200
5.25%, 9/30/2040	50,000	61,399
5.30%, 6/1/2042	300,000	371,528
7.50%, 9/1/2038	125,000	184,838
Pacific Gas & Electric Co.:
4.30%, 3/15/2045	200,000	205,210
4.45%, 4/15/2042	150,000	156,564
4.60%, 6/15/2043	125,000	133,893
4.75%, 2/15/2044	200,000	219,036
5.13%, 11/15/2043	350,000	401,666
5.40%, 1/15/2040	250,000	292,900
5.80%, 3/1/2037	150,000	182,506
6.05%, 3/1/2034	750,000	954,794
6.25%, 3/1/2039	100,000	129,540
PacifiCorp:
6.00%, 1/15/2039	350,000	454,448
6.10%, 8/1/2036	50,000	66,861
6.25%, 10/15/2037	150,000	202,984
Peco Energy Co. 4.15%, 10/1/2044	200,000	212,405
PECO Energy Co. 5.95%, 10/1/2036	250,000	324,811
Potomac Electric Power Co.:
4.15%, 3/15/2043	50,000	52,744
7.90%, 12/15/2038	100,000	158,115
PPL Capital Funding, Inc. 4.70%, 6/1/2043	50,000	54,114
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	150,000	158,604
5.20%, 7/15/2041	55,000	66,968
6.25%, 5/15/2039	50,000	68,211
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	128,065
7.75%, 3/1/2031	90,000	126,862
Public Service Co. of Colorado:
3.60%, 9/15/2042	300,000	293,457
4.30%, 3/15/2044	300,000	327,354
6.25%, 9/1/2037	100,000	135,758
Public Service Electric & Gas Co.:
3.65%, 9/1/2042	100,000	98,510
3.95%, 5/1/2042	450,000	464,610
4.00%, 6/1/2044	200,000	208,173
5.50%, 3/1/2040	100,000	125,562
5.80%, 5/1/2037	100,000	129,623
Puget Sound Energy, Inc.:
4.43%, 11/15/2041	100,000	110,026
5.48%, 6/1/2035	225,000	277,464
5.64%, 4/15/2041	50,000	64,274
5.76%, 10/1/2039	100,000	129,744
5.80%, 3/15/2040	55,000	71,979
7.02%, 12/1/2027	100,000	134,782
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	275,000	284,411
4.30%, 4/1/2042	100,000	108,936
4.50%, 8/15/2040	100,000	111,982
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	459,000	577,384
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	250,000	268,651
4.50%, 6/1/2064	100,000	106,713
4.60%, 6/15/2043	415,000	462,160
5.30%, 5/15/2033	50,000	59,288
5.45%, 2/1/2041	50,000	61,758
Southern California Edison Co.:
3.90%, 12/1/2041	60,000	60,626
3.90%, 3/15/2043	50,000	50,879
4.05%, 3/15/2042	100,000	103,540
4.50%, 9/1/2040	250,000	274,041
4.65%, 10/1/2043	405,000	462,252
5.35%, 7/15/2035	300,000	363,631
5.50%, 3/15/2040	300,000	376,754
5.95%, 2/1/2038	200,000	261,049
6.00%, 1/15/2034	100,000	129,194
Southern California Edison Co., Series G 5.75%, 4/1/2035	50,000	63,628
Southern Power Co. 5.25%, 7/15/2043	150,000	173,386
Southwestern Public Service Co. 4.50%, 8/15/2041	350,000	390,550
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	127,221
Tampa Electric Co.:
4.10%, 6/15/2042	300,000	311,139
4.35%, 5/15/2044	50,000	53,906
6.15%, 5/15/2037	14,000	18,480
6.55%, 5/15/2036	50,000	68,229
The Connecticut Light & Power Co.:
4.30%, 4/15/2044	100,000	108,394
6.35%, 6/1/2036	50,000	67,262
The Detroit Edison Co.:
3.95%, 6/15/2042	75,000	77,057
5.70%, 10/1/2037	250,000	319,809
Union Electric Co. 8.45%, 3/15/2039	100,000	169,111
Virginia Electric & Power Co.:
4.00%, 1/15/2043	200,000	205,178
4.45%, 2/15/2044	150,000	164,786
4.65%, 8/15/2043	200,000	225,596
6.00%, 5/15/2037	89,000	115,984
8.88%, 11/15/2038	200,000	335,849
Westar Energy, Inc.:
4.10%, 4/1/2043	50,000	52,147
4.13%, 3/1/2042	350,000	366,141
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	50,000	48,996
4.25%, 6/1/2044	60,000	64,748
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	125,000	130,981

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.38%, 8/15/2037	$50,000	$68,054
Wisconsin Public Service Corp.:
3.67%, 12/1/2042	100,000	97,846
4.75%, 11/1/2044	50,000	57,917
Xcel Energy, Inc. 4.80%, 9/15/2041	50,000	55,444

		36,719,830

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co. 6.00%, 8/15/2032	50,000	64,814
Trimble Navigation, Ltd. 4.75%, 12/1/2024	100,000	101,129

		165,943

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Corning, Inc.:
4.75%, 3/15/2042	150,000	157,130
5.75%, 8/15/2040	75,000	88,572
7.25%, 8/15/2036	50,000	64,731

		310,433

ENERGY EQUIPMENT & SERVICES — 0.7%
Cameron International Corp. 5.95%, 6/1/2041	100,000	108,404
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043 (a)	350,000	298,541
Halliburton Co.:
4.50%, 11/15/2041	60,000	60,491
4.75%, 8/1/2043	350,000	366,920
6.70%, 9/15/2038	100,000	128,454
7.45%, 9/15/2039	250,000	343,123
National Oilwell Varco, Inc. 3.95%, 12/1/2042	200,000	184,199
Weatherford International, Inc. 6.80%, 6/15/2037	50,000	45,737
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	400,000	334,521
6.50%, 8/1/2036	455,000	413,576
6.75%, 9/15/2040	100,000	89,962

		2,373,928

FOOD & STAPLES RETAILING — 2.7%
CVS Health Corp.:
5.30%, 12/5/2043	125,000	148,937
5.75%, 5/15/2041	100,000	124,004
6.13%, 9/15/2039	200,000	258,946
6.25%, 6/1/2027	300,000	376,490
Delhaize America LLC 9.00%, 4/15/2031	50,000	67,050
Safeway, Inc. 7.25%, 2/1/2031 (a)	300,000	301,500
Sysco Corp.:
4.35%, 10/2/2034	410,000	440,185
4.50%, 10/2/2044	200,000	215,814
6.63%, 3/17/2039	100,000	140,527
The Kroger Co.:
5.00%, 4/15/2042	200,000	218,206
5.15%, 8/1/2043	130,000	145,251
5.40%, 7/15/2040	100,000	113,980
6.90%, 4/15/2038	200,000	264,728
7.50%, 4/1/2031	65,000	87,150
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	100,000	103,118
4.30%, 4/22/2044	250,000	271,915
4.75%, 10/2/2043	200,000	230,571
4.88%, 7/8/2040 (a)	175,000	201,595
5.00%, 10/25/2040	150,000	175,969
5.25%, 9/1/2035	730,000	865,837
5.63%, 4/1/2040	645,000	813,389
5.63%, 4/15/2041	575,000	729,751
5.88%, 4/5/2027	200,000	253,340
6.20%, 4/15/2038	450,000	598,516
6.50%, 8/15/2037	875,000	1,199,116
7.55%, 2/15/2030	100,000	145,059
Walgreen Co. 4.40%, 9/15/2042	50,000	50,183
Walgreens Boots Alliance, Inc. 4.80%, 11/18/2044	335,000	354,291

		8,895,418

FOOD PRODUCTS — 1.8%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	126,419
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	450,000	449,928
5.38%, 9/15/2035	100,000	118,811
5.77%, 3/1/2041	250,000	319,407
5.94%, 10/1/2032	50,000	62,598
Campbell Soup Co. 3.80%, 8/2/2042	58,000	52,498
ConAgra Foods, Inc.:
4.65%, 1/25/2043 (a)	250,000	259,239
6.63%, 8/15/2039	150,000	192,720
7.00%, 10/1/2028	50,000	64,058
7.13%, 10/1/2026	50,000	63,057
8.25%, 9/15/2030	130,000	187,684
Delhaize Group SA 5.70%, 10/1/2040	300,000	316,872
General Mills, Inc.:
4.15%, 2/15/2043	50,000	49,452
5.40%, 6/15/2040	200,000	234,983
Kellogg Co. 7.45%, 4/1/2031	375,000	505,348
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	400,000	436,874
6.50%, 2/9/2040	250,000	318,226
6.88%, 1/26/2039	350,000	456,180
Mondelez International, Inc. 6.50%, 2/9/2040	710,000	938,247
The Hershey Co. 7.20%, 8/15/2027	50,000	68,165
Tyson Foods, Inc. 4.88%, 8/15/2034	275,000	300,107
Unilever Capital Corp. 5.90%, 11/15/2032	310,000	423,412

		5,944,285

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

GAS UTILITIES — 0.5%
AGL Capital Corp.:
4.40%, 6/1/2043	$300,000	$317,625
5.88%, 3/15/2041	170,000	214,598
6.00%, 10/1/2034	50,000	62,798
Atmos Energy Corp.:
4.13%, 10/15/2044	215,000	220,478
4.15%, 1/15/2043	125,000	126,507
5.50%, 6/15/2041	50,000	60,875
KeySpan Corp. 5.80%, 4/1/2035	100,000	123,321
ONE Gas, Inc. 4.66%, 2/1/2044	130,000	146,967
Piedmont Natural Gas Co., Inc.:
4.10%, 9/18/2034	100,000	106,221
4.65%, 8/1/2043	25,000	28,664
Southern California Gas Co.:
3.75%, 9/15/2042	50,000	50,111
4.45%, 3/15/2044	100,000	111,733

		1,569,898

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Baxter International, Inc.:
3.65%, 8/15/2042	100,000	93,278
4.50%, 6/15/2043	200,000	214,392
6.25%, 12/1/2037	100,000	131,806
Becton Dickinson and Co.:
4.69%, 12/15/2044	200,000	214,652
6.00%, 5/15/2039	100,000	124,694
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	136,892
CareFusion Corp. 4.88%, 5/15/2044	100,000	106,415
Covidien International Finance SA 6.55%, 10/15/2037	300,000	392,368
Medtronic, Inc.:
3.50%, 3/15/2025 (b)	625,000	639,921
4.00%, 4/1/2043	640,000	610,081
4.38%, 3/15/2035 (b)	800,000	847,432
4.50%, 3/15/2042	100,000	102,403
4.63%, 3/15/2044	200,000	211,443
4.63%, 3/15/2045 (b)	1,500,000	1,628,445
5.55%, 3/15/2040	150,000	175,429
St. Jude Medical, Inc. 4.75%, 4/15/2043	225,000	239,544
Stryker Corp.:
4.10%, 4/1/2043	200,000	198,445
4.38%, 5/15/2044	100,000	102,119
Zimmer Holdings, Inc. 5.75%, 11/30/2039	100,000	118,831

		6,288,590

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.:
4.13%, 11/15/2042	400,000	400,528
4.50%, 5/15/2042	90,000	95,120
4.75%, 3/15/2044	100,000	109,708
6.63%, 6/15/2036	100,000	134,989
6.75%, 12/15/2037	50,000	66,899
Anthem, Inc.:
4.63%, 5/15/2042	200,000	208,196
4.65%, 1/15/2043	205,000	213,319
4.65%, 8/15/2044	750,000	789,899
5.10%, 1/15/2044	200,000	224,003
5.85%, 1/15/2036	100,000	122,952
5.95%, 12/15/2034	10,000	12,354
6.38%, 6/15/2037	130,000	166,463
Cardinal Health, Inc.:
4.50%, 11/15/2044	100,000	102,526
4.60%, 3/15/2043	60,000	61,467
Catholic Health Initiatives 4.35%, 11/1/2042	200,000	198,528
CIGNA Corp.:
5.38%, 2/15/2042	300,000	353,653
5.88%, 3/15/2041	100,000	123,512
7.88%, 5/15/2027	100,000	133,172
Dignity Health 5.27%, 11/1/2064	65,000	69,468
Humana, Inc.:
4.63%, 12/1/2042	107,000	108,302
4.95%, 10/1/2044	150,000	159,721
Kaiser Foundation Hospitals 4.88%, 4/1/2042	50,000	57,704
Mayo Clinic 4.00%, 11/15/2047	100,000	99,168
McKesson Corp.:
4.88%, 3/15/2044	250,000	274,909
6.00%, 3/1/2041	50,000	61,199
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	150,000	193,792
NYU Hospitals Center 4.78%, 7/1/2044	155,000	162,221
Owens & Minor, Inc. 4.38%, 12/15/2024	67,000	68,605
Quest Diagnostics, Inc.:
4.25%, 4/1/2024	100,000	103,603
6.95%, 7/1/2037	75,000	95,258
The Cleveland Clinic Foundation 4.86%, 1/1/2114	70,000	70,887
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	100,000	99,224
4.25%, 3/15/2043 (a)	100,000	104,779
4.38%, 3/15/2042	150,000	159,256
4.63%, 11/15/2041	100,000	109,490
5.80%, 3/15/2036	50,000	62,726
5.95%, 2/15/2041	100,000	130,178
6.50%, 6/15/2037	300,000	404,653
6.63%, 11/15/2037	100,000	137,116
6.88%, 2/15/2038	565,000	787,527

		7,037,074

HOTELS, RESTAURANTS & LEISURE — 0.4%
Darden Restaurants, Inc. 6.80%, 10/15/2037	50,000	58,927
McDonald’s Corp.:
3.63%, 5/1/2043	100,000	92,925
3.70%, 2/15/2042	275,000	260,247
4.88%, 7/15/2040	75,000	84,446
6.30%, 10/15/2037	250,000	325,337

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.30%, 3/1/2038	$155,000	$204,933
Starwood Hotels & Resorts Worldwide, Inc.:
3.75%, 3/15/2025	200,000	201,258
4.50%, 10/1/2034	150,000	152,770
Yum! Brands, Inc. 6.88%, 11/15/2037	32,000	40,702

		1,421,545

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.:
3.70%, 5/1/2025	150,000	152,007
5.15%, 3/1/2043	50,000	55,015

		207,022

HOUSEHOLD PRODUCTS — 0.5%
Kimberly-Clark Corp.:
3.70%, 6/1/2043	115,000	112,682
5.30%, 3/1/2041	100,000	123,455
6.63%, 8/1/2037	250,000	350,867
The Procter & Gamble Co.:
5.50%, 2/1/2034 (a)	100,000	126,113
5.55%, 3/5/2037	550,000	706,270
5.80%, 8/15/2034	100,000	131,321

		1,550,708

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
TransAlta Corp. 6.50%, 3/15/2040	100,000	107,443

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.:
3.88%, 6/15/2044	150,000	154,774
5.70%, 3/15/2037	100,000	128,378
General Electric Co.:
4.13%, 10/9/2042	450,000	464,988
4.50%, 3/11/2044	652,000	715,371
Koninklijke Philips NV:
5.00%, 3/15/2042	80,000	89,247
6.88%, 3/11/2038	350,000	476,569
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	138,076

		2,167,403

INSURANCE — 4.3%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	250,000	258,590
6.70%, 5/15/2036	50,000	69,300
Aflac, Inc.:
6.45%, 8/15/2040	50,000	64,766
6.90%, 12/17/2039	218,000	295,301
Alleghany Corp. 4.90%, 9/15/2044	225,000	230,404
American International Group, Inc.:
4.50%, 7/16/2044	500,000	523,588
6.25%, 5/1/2036	225,000	288,935
8.18%, 5/15/2058 (d)	825,000	1,113,750
Aon PLC:
3.50%, 6/14/2024	100,000	100,049
4.25%, 12/12/2042	120,000	116,243
4.45%, 5/24/2043	250,000	251,330
Arch Capital Group US, Inc. 5.14%, 11/1/2043	300,000	336,423
Assurant, Inc. 6.75%, 2/15/2034	50,000	61,773
AXA SA 8.60%, 12/15/2030	215,000	290,250
AXIS Specialty Finance PLC 5.15%, 4/1/2045	50,000	53,892
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	100,000	105,116
4.40%, 5/15/2042	180,000	192,009
5.75%, 1/15/2040	250,000	318,022
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	225,000	244,012
Chubb Corp. 6.50%, 5/15/2038	120,000	165,348
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	124,987
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	62,043
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	100,000	104,018
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	121,000	120,079
6.63%, 3/30/2040	50,000	66,884
Lincoln National Corp.:
6.30%, 10/9/2037	150,000	189,541
7.00%, 6/15/2040	100,000	138,291
Loews Corp.:
4.13%, 5/15/2043	150,000	141,796
6.00%, 2/1/2035	50,000	60,468
Markel Corp. 5.00%, 3/30/2043	33,000	34,821
Marsh & McLennan Cos., Inc.:
3.50%, 3/10/2025	400,000	400,869
5.88%, 8/1/2033	50,000	60,029
MetLife, Inc.:
4.13%, 8/13/2042	150,000	150,693
4.72%, 12/15/2044	200,000	221,524
4.88%, 11/13/2043	250,000	280,470
5.70%, 6/15/2035	100,000	123,647
5.88%, 2/6/2041	300,000	378,262
6.38%, 6/15/2034	100,000	132,762
6.40%, 12/15/2036	200,000	223,000
6.50%, 12/15/2032	100,000	132,622
10.75%, 8/1/2039	440,000	715,000
Principal Financial Group, Inc.:
4.35%, 5/15/2043	200,000	201,731
4.63%, 9/15/2042	50,000	52,475
6.05%, 10/15/2036	50,000	61,912
Protective Life Corp. 8.45%, 10/15/2039	50,000	74,383
Prudential Financial, Inc.:
4.60%, 5/15/2044	350,000	366,404
5.10%, 8/15/2043	100,000	111,385
5.40%, 6/13/2035	50,000	57,828
5.63%, 5/12/2041	125,000	147,727
5.75%, 7/15/2033	75,000	90,448
6.20%, 11/15/2040	100,000	126,425

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.63%, 12/1/2037	$250,000	$329,925
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	300,000	358,484
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	35,000	44,445
The Allstate Corp.:
4.50%, 6/15/2043	350,000	382,927
5.35%, 6/1/2033	50,000	59,852
5.55%, 5/9/2035	75,000	92,311
5.95%, 4/1/2036	30,000	38,742
The Chubb Corp. 6.00%, 5/11/2037	255,000	331,389
The Hartford Financial Services Group, Inc. 5.95%, 10/15/2036	200,000	244,210
The Progressive Corp.:
4.35%, 4/25/2044	250,000	267,413
6.25%, 12/1/2032	180,000	235,630
The Travelers Cos., Inc.:
4.60%, 8/1/2043	358,000	401,163
6.25%, 6/15/2037	330,000	442,510
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	66,437
Unum Group 5.75%, 8/15/2042	50,000	57,673
Voya Financial, Inc. 5.70%, 7/15/2043 (a)	100,000	118,333
WR Berkley Corp. 4.75%, 8/1/2044	150,000	153,694
XL Group PLC:
6.25%, 5/15/2027	100,000	118,618
6.38%, 11/15/2024	100,000	118,099

		14,093,480

INTERNET SOFTWARE & SERVICES — 0.5%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034 (b)	200,000	203,986
Amazon.com, Inc.:
4.80%, 12/5/2034	400,000	421,455
4.95%, 12/5/2044	400,000	416,711
eBay, Inc. 4.00%, 7/15/2042	600,000	527,351

		1,569,503

IT SERVICES — 0.4%
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	100,000	98,902
5.60%, 11/30/2039	637,000	768,718
5.88%, 11/29/2032	250,000	318,961
6.22%, 8/1/2027	50,000	63,022
6.50%, 1/15/2028	50,000	65,756
7.00%, 10/30/2025	50,000	66,064

		1,381,423

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	60,700
Mattel, Inc. 6.20%, 10/1/2040	100,000	122,831

		183,531

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	257,000	296,866

MACHINERY — 1.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	506,000	493,821
4.30%, 5/15/2044	100,000	106,590
4.75%, 5/15/2064	25,000	26,928
5.20%, 5/27/2041	115,000	136,392
5.30%, 9/15/2035	100,000	123,051
6.05%, 8/15/2036	300,000	386,045
Cummins, Inc. 4.88%, 10/1/2043	119,000	137,704
Deere & Co.:
3.90%, 6/9/2042	350,000	356,061
5.38%, 10/16/2029	50,000	60,596
7.13%, 3/3/2031	100,000	139,196
Dover Corp. 5.38%, 3/1/2041	314,000	384,027
Eaton Corp.:
4.00%, 11/2/2032	300,000	305,107
4.15%, 11/2/2042	150,000	148,850
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	200,000	197,433
4.88%, 9/15/2041	125,000	142,063
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	100,000	117,317
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/1/2044	150,000	152,488
Parker-Hannifin Corp.:
4.20%, 11/21/2034	210,000	221,543
4.45%, 11/21/2044	250,000	268,580
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	57,834
The Timken Co. 3.88%, 9/1/2024 (b)	70,000	69,779
Valmont Industries, Inc.:
5.00%, 10/1/2044	50,000	49,259
5.25%, 10/1/2054	50,000	49,609

		4,130,273

MEDIA — 6.9%
21st Century Fox America, Inc.:
4.75%, 9/15/2044 (a)(b)	65,000	71,018
5.40%, 10/1/2043	300,000	357,113
6.20%, 12/15/2034	50,000	63,447
6.40%, 12/15/2035	450,000	583,579
6.90%, 8/15/2039	300,000	406,675
CBS Corp.:
4.85%, 7/1/2042 (a)	100,000	102,333
4.90%, 8/15/2044	200,000	203,215
5.50%, 5/15/2033	50,000	56,562
5.90%, 10/15/2040	200,000	235,385
7.88%, 7/30/2030	125,000	174,537
Comcast Corp.:
3.38%, 2/15/2025	425,000	433,282
4.20%, 8/15/2034	623,000	652,585
4.25%, 1/15/2033	650,000	688,223
4.50%, 1/15/2043	100,000	107,558

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.65%, 7/15/2042	$648,000	$701,243
4.75%, 3/1/2044 (a)	200,000	223,946
5.65%, 6/15/2035	100,000	122,953
6.40%, 5/15/2038	350,000	464,125
6.40%, 3/1/2040	300,000	404,969
6.45%, 3/15/2037	450,000	595,510
6.55%, 7/1/2039	300,000	407,417
6.95%, 8/15/2037	710,000	989,826
7.05%, 3/15/2033	100,000	138,420
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.45%, 4/1/2024	100,000	104,729
5.15%, 3/15/2042	450,000	462,204
6.00%, 8/15/2040	400,000	451,106
6.38%, 3/1/2041	250,000	293,858
Discovery Communications LLC:
4.88%, 4/1/2043 (a)	200,000	205,534
4.95%, 5/15/2042	225,000	230,215
6.35%, 6/1/2040	150,000	181,494
Grupo Televisa SA:
5.00%, 5/13/2045	250,000	254,844
6.63%, 3/18/2025 (a)	200,000	246,416
Grupo Televisa SAB 6.63%, 1/15/2040	150,000	183,440
NBCUniversal Media LLC:
4.45%, 1/15/2043	150,000	159,304
5.95%, 4/1/2041	100,000	128,105
6.40%, 4/30/2040	50,000	66,605
News America, Inc.:
6.15%, 3/1/2037	400,000	501,946
6.15%, 2/15/2041	400,000	508,273
6.55%, 3/15/2033	250,000	326,240
6.65%, 11/15/2037	340,000	446,836
Omnicom Group, Inc. 3.65%, 11/1/2024	200,000	200,579
The Walt Disney Co.:
3.70%, 12/1/2042	300,000	300,166
4.13%, 12/1/2041	150,000	160,095
4.13%, 6/1/2044	192,000	201,358
4.38%, 8/16/2041	50,000	55,262
Thomson Reuters Corp.:
5.65%, 11/23/2043 (a)	350,000	405,658
5.85%, 4/15/2040	100,000	116,957
Time Warner Cable, Inc.:
4.50%, 9/15/2042 (a)	200,000	204,854
5.50%, 9/1/2041	125,000	143,118
5.88%, 11/15/2040	950,000	1,138,783
6.55%, 5/1/2037	450,000	579,334
6.75%, 6/15/2039	200,000	262,852
7.30%, 7/1/2038	455,000	630,619
Time Warner Cos., Inc. 6.95%, 1/15/2028	200,000	256,562
Time Warner, Inc.:
4.65%, 6/1/2044 (a)	150,000	154,931
4.90%, 6/15/2042	75,000	79,252
5.35%, 12/15/2043	150,000	167,986
6.10%, 7/15/2040	450,000	547,188
6.20%, 3/15/2040	150,000	183,865
6.25%, 3/29/2041	380,000	469,808
6.50%, 11/15/2036 (a)	225,000	285,490
7.63%, 4/15/2031	490,000	680,316
7.70%, 5/1/2032	580,000	821,258
Viacom, Inc.:
4.38%, 3/15/2043	262,000	245,001
4.85%, 12/15/2034	140,000	143,977
4.88%, 6/15/2043	50,000	49,833
5.25%, 4/1/2044 (a)	200,000	210,188
5.85%, 9/1/2043	550,000	615,998
6.88%, 4/30/2036	100,000	125,226
WPP Finance 2010:
5.13%, 9/7/2042	50,000	52,815
5.63%, 11/15/2043 (a)	230,000	259,988

		22,684,387

METALS & MINING — 2.7%
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	94,906
Barrick North America Finance LLC:
5.70%, 5/30/2041	280,000	274,493
5.75%, 5/1/2043 (a)	350,000	352,578
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	150,000	150,049
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	275,000	271,813
5.00%, 9/30/2043	725,000	812,539
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	250,000	239,508
5.45%, 3/15/2043	420,000	393,229
Goldcorp, Inc. 5.45%, 6/9/2044	100,000	100,044
Newmont Mining Corp.:
4.88%, 3/15/2042	150,000	130,623
6.25%, 10/1/2039	590,000	593,886
Nucor Corp.:
5.20%, 8/1/2043	136,000	149,549
6.40%, 12/1/2037	300,000	371,236
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	100,000	115,165
6.13%, 12/15/2033	65,000	78,404
7.25%, 3/15/2031	100,000	129,403
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (a)	480,000	459,235
4.75%, 3/22/2042	100,000	104,709
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040 (a)	300,000	327,187
7.13%, 7/15/2028	250,000	325,715
Southern Copper Corp.:
5.25%, 11/8/2042	250,000	222,695
6.75%, 4/16/2040	275,000	286,358
7.50%, 7/27/2035	250,000	278,228
Teck Resources, Ltd.:
5.20%, 3/1/2042	200,000	161,690
5.40%, 2/1/2043	100,000	83,130
6.13%, 10/1/2035	150,000	135,023
6.25%, 7/15/2041	300,000	269,820
Vale Overseas, Ltd.:
6.88%, 11/21/2036	920,000	973,615
6.88%, 11/10/2039	400,000	426,210
8.25%, 1/17/2034	100,000	120,484

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Vale SA 5.63%, 9/11/2042	$525,000	$495,369

		8,926,893

MULTI-UTILITIES — 1.2%
American Water Capital Corp. 4.30%, 12/1/2042	150,000	153,246
American Water Capital Corp. (Class C) 3.40%, 3/1/2025	300,000	304,451
Berkshire Hathaway Energy:
5.95%, 5/15/2037	100,000	123,773
6.13%, 4/1/2036	730,000	908,836
6.50%, 9/15/2037	130,000	169,013
Dominion Resources, Inc.:
4.90%, 8/1/2041	100,000	108,252
5.25%, 8/1/2033	336,000	380,410
DTE Energy Co.:
3.50%, 6/1/2024	100,000	101,383
6.38%, 4/15/2033	50,000	64,181
Entergy Arkansas, Inc. 3.70%, 6/1/2024	100,000	104,562
MidAmerican Energy Co.:
3.50%, 10/15/2024	300,000	309,244
4.40%, 10/15/2044	725,000	795,087
4.80%, 9/15/2043	165,000	190,362
Midamerican Funding LLC 6.93%, 3/1/2029	13,000	17,044
Sempra Energy 6.00%, 10/15/2039	100,000	124,051
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	6,672	7,017

		3,860,912

MULTILINE RETAIL — 0.8%
Kohl’s Corp. 6.88%, 12/15/2037	150,000	189,423
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	100,000	100,787
4.30%, 2/15/2043	100,000	96,874
4.50%, 12/15/2034	200,000	202,667
5.13%, 1/15/2042	50,000	54,430
6.38%, 3/15/2037	200,000	249,475
6.70%, 7/15/2034	100,000	125,284
6.90%, 1/15/2032	113,000	140,000
Nordstrom, Inc.:
5.00%, 1/15/2044	200,000	225,498
6.95%, 3/15/2028	50,000	65,171
Target Corp.:
4.00%, 7/1/2042	350,000	354,293
6.50%, 10/15/2037	450,000	610,006
7.00%, 1/15/2038	225,000	321,379

		2,735,287

OFFICE ELECTRONICS — 0.0% (c)
Xerox Corp. 6.75%, 12/15/2039	15,000	18,480

OIL, GAS & CONSUMABLE FUELS — 11.7%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	29,000	33,030
Anadarko Finance Co. 7.50%, 5/1/2031	200,000	262,074
Anadarko Petroleum Corp.:
4.50%, 7/15/2044 (a)	100,000	96,101
6.20%, 3/15/2040	175,000	202,762
6.45%, 9/15/2036	650,000	779,083
Apache Corp.:
4.25%, 1/15/2044	125,000	108,199
4.75%, 4/15/2043	400,000	370,854
5.10%, 9/1/2040	550,000	523,036
5.25%, 2/1/2042	75,000	72,611
6.00%, 1/15/2037	325,000	345,743
Baker Hughes, Inc.:
5.13%, 9/15/2040	250,000	269,783
6.88%, 1/15/2029	41,000	52,171
BP Capital Markets PLC 3.54%, 11/4/2024	200,000	196,743
Buckeye Partners LP 5.85%, 11/15/2043	100,000	100,038
Burlington Resources Finance Co. 7.20%, 8/15/2031	130,000	179,632
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	200,000	196,826
5.85%, 2/1/2035	100,000	109,396
6.25%, 3/15/2038	375,000	414,377
6.50%, 2/15/2037	200,000	226,881
7.20%, 1/15/2032	50,000	61,945
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	85,823
5.20%, 9/15/2043	200,000	190,082
6.75%, 11/15/2039	300,000	341,725
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	135,000	170,264
6.63%, 11/1/2037	100,000	134,008
Conoco Funding Co. 7.25%, 10/15/2031	165,000	230,182
Conoco, Inc. 6.95%, 4/15/2029	503,000	668,241
ConocoPhillips:
5.90%, 10/15/2032	275,000	337,192
5.90%, 5/15/2038	300,000	373,039
6.50%, 2/1/2039	750,000	993,681
ConocoPhillips Co.:
4.15%, 11/15/2034	145,000	148,960
4.30%, 11/15/2044	250,000	259,936
Continental Resources, Inc.:
3.80%, 6/1/2024 (a)	100,000	88,825
4.90%, 6/1/2044 (a)	150,000	126,478
DCP Midstream LLC 8.13%, 8/16/2030	100,000	129,169
DCP Midstream Operating LP 5.60%, 4/1/2044	100,000	97,925
Devon Energy Corp.:
4.75%, 5/15/2042 (a)	200,000	200,090
5.60%, 7/15/2041	150,000	165,428
7.95%, 4/15/2032	300,000	408,123
Devon Financing Corp. ULC 7.88%, 9/30/2031	445,000	598,311

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	$100,000	$128,720
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042	200,000	179,503
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	120,152
Enbridge, Inc.:
3.50%, 6/10/2024	100,000	92,931
4.50%, 6/10/2044	100,000	88,863
EnCana Corp.:
5.15%, 11/15/2041 (a)	75,000	67,490
6.50%, 8/15/2034 (a)	250,000	264,379
6.50%, 2/1/2038	450,000	472,297
6.63%, 8/15/2037	50,000	53,215
Energy Transfer Partners LP:
5.15%, 2/1/2043	300,000	293,593
5.95%, 10/1/2043	100,000	107,966
6.05%, 6/1/2041	247,000	265,752
6.50%, 2/1/2042	100,000	113,167
6.63%, 10/15/2036	50,000	56,764
7.50%, 7/1/2038	300,000	369,599
ENI USA, Inc. 7.30%, 11/15/2027	50,000	63,995
EnLink Midstream Partners LP 5.60%, 4/1/2044	100,000	105,206
Ensco PLC:
4.50%, 10/1/2024 (a)	250,000	241,855
5.75%, 10/1/2044 (a)	125,000	123,292
Enterprise Products Operating LLC:
3.75%, 2/15/2025	300,000	299,401
4.45%, 2/15/2043	350,000	342,468
4.85%, 8/15/2042	250,000	258,958
4.85%, 3/15/2044	450,000	466,578
4.95%, 10/15/2054	150,000	154,852
5.10%, 2/15/2045	250,000	267,281
5.95%, 2/1/2041	375,000	443,342
6.13%, 10/15/2039	100,000	119,953
6.65%, 10/15/2034	100,000	126,487
6.88%, 3/1/2033	150,000	191,773
7.55%, 4/15/2038	115,000	156,115
Hess Corp.:
5.60%, 2/15/2041 (a)	400,000	422,891
6.00%, 1/15/2040	275,000	301,646
7.13%, 3/15/2033	230,000	275,695
7.30%, 8/15/2031	115,000	139,526
7.88%, 10/1/2029	50,000	64,111
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	58,751
Kerr-McGee Corp. 7.88%, 9/15/2031	150,000	201,594
Kinder Morgan Energy Partners LP:
5.00%, 8/15/2042	100,000	94,606
5.00%, 3/1/2043	50,000	47,280
5.40%, 9/1/2044	400,000	400,168
5.50%, 3/1/2044	640,000	649,540
5.63%, 9/1/2041	100,000	102,059
5.80%, 3/15/2035	100,000	105,550
6.38%, 3/1/2041	100,000	110,176
6.50%, 2/1/2037	100,000	110,957
6.50%, 9/1/2039	100,000	110,848
6.55%, 9/15/2040	50,000	55,862
6.95%, 1/15/2038	375,000	434,873
7.40%, 3/15/2031	200,000	236,888
Kinder Morgan, Inc.:
4.30%, 6/1/2025 (a)	400,000	400,853
5.30%, 12/1/2034	355,000	359,430
5.55%, 6/1/2045	300,000	304,531
7.75%, 1/15/2032	400,000	487,804
Magellan Midstream Partners LP:
4.20%, 12/1/2042	100,000	91,588
5.15%, 10/15/2043	100,000	104,636
Marathon Oil Corp.:
6.60%, 10/1/2037	350,000	407,305
6.80%, 3/15/2032	50,000	60,516
Marathon Petroleum Corp.:
4.75%, 9/15/2044	400,000	375,950
5.00%, 9/15/2054	300,000	282,914
6.50%, 3/1/2041	120,000	139,192
Murphy Oil Corp. 5.13%, 12/1/2042	50,000	39,603
Noble Energy, Inc.:
5.05%, 11/15/2044 (a)	150,000	147,788
5.25%, 11/15/2043	400,000	400,170
6.00%, 3/1/2041	250,000	276,374
Noble Holding International, Ltd.:
5.25%, 3/15/2042 (a)	150,000	116,067
6.05%, 3/1/2041	50,000	43,385
ONEOK Partners LP:
6.13%, 2/1/2041	200,000	215,698
6.20%, 9/15/2043	150,000	159,423
6.85%, 10/15/2037	200,000	234,908
Petro-Canada:
5.35%, 7/15/2033	100,000	112,680
5.95%, 5/15/2035	100,000	113,058
6.80%, 5/15/2038	545,000	679,587
Phillips 66:
4.65%, 11/15/2034	325,000	329,280
4.88%, 11/15/2044	450,000	451,964
5.88%, 5/1/2042	350,000	392,708
Plains All American Pipeline LP/PAA Finance Corp.:
3.60%, 11/1/2024 (a)	450,000	441,038
4.70%, 6/15/2044	250,000	249,340
5.15%, 6/1/2042	100,000	105,305
6.65%, 1/15/2037	150,000	182,902
Rowan Cos., Inc.:
5.40%, 12/1/2042	100,000	86,520
5.85%, 1/15/2044 (a)	33,000	30,227
Shell International Finance BV:
3.63%, 8/21/2042	450,000	424,313
4.55%, 8/12/2043	300,000	327,056
5.50%, 3/25/2040	100,000	121,578
6.38%, 12/15/2038	740,000	979,359
Southern Natural Gas Co. 8.00%, 3/1/2032	115,000	147,466
Spectra Energy Partners LP 5.95%, 9/25/2043	400,000	475,808

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Suncor Energy, Inc.:
3.60%, 12/1/2024	$300,000	$295,709
6.50%, 6/15/2038	250,000	303,543
6.85%, 6/1/2039	250,000	310,822
Sunoco Logistics Partners Operations LP:
5.30%, 4/1/2044	200,000	199,494
5.35%, 5/15/2045	200,000	200,980
6.10%, 2/15/2042	100,000	108,447
Talisman Energy, Inc.:
5.50%, 5/15/2042	500,000	469,958
6.25%, 2/1/2038	100,000	100,644
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	132,326
The Williams Cos., Inc. 7.75%, 6/15/2031	400,000	415,239
Tosco Corp. 8.13%, 2/15/2030	100,000	146,075
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	575,000	569,796
5.00%, 10/16/2043	50,000	51,957
6.10%, 6/1/2040	300,000	349,729
6.20%, 10/15/2037	370,000	435,747
7.25%, 8/15/2038	100,000	130,200
7.63%, 1/15/2039	265,000	359,524
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	20,364
5.40%, 8/15/2041	50,000	52,545
Transocean, Inc.:
6.80%, 3/15/2038 (a)	250,000	210,000
7.50%, 4/15/2031	360,000	331,200
Valero Energy Corp.:
6.63%, 6/15/2037	450,000	527,949
7.50%, 4/15/2032	175,000	218,292
10.50%, 3/15/2039	100,000	158,014
Western Gas Partners LP 5.45%, 4/1/2044	50,000	52,259
Williams Cos., Inc. 8.75%, 3/15/2032	250,000	282,584
Williams Partners LP:
3.90%, 1/15/2025	395,000	376,821
4.90%, 1/15/2045	250,000	229,895
5.40%, 3/4/2044	200,000	197,189
5.80%, 11/15/2043	50,000	51,433
6.30%, 4/15/2040	200,000	216,043
XTO Energy, Inc. 6.75%, 8/1/2037	100,000	141,263

		38,252,100

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp. 6.75%, 2/15/2044	50,000	56,236
Georgia-Pacific LLC:
7.75%, 11/15/2029	200,000	275,924
8.88%, 5/15/2031	150,000	229,665
International Paper Co.:
4.80%, 6/15/2044	350,000	355,685
6.00%, 11/15/2041	100,000	117,059
7.30%, 11/15/2039	225,000	297,917
8.70%, 6/15/2038	50,000	74,309
Westvaco Corp. 7.95%, 2/15/2031	100,000	129,159

		1,535,954

PERSONAL PRODUCTS — 0.0% (c)
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	62,578

PHARMACEUTICALS — 4.3%
Abbott Laboratories:
5.30%, 5/27/2040	425,000	512,864
6.00%, 4/1/2039	75,000	96,806
AbbVie, Inc. 4.40%, 11/6/2042	600,000	616,900
Actavis Funding SCS 4.85%, 6/15/2044	500,000	504,139
Actavis, Inc. 4.63%, 10/1/2042	100,000	98,127
AstraZeneca PLC:
4.00%, 9/18/2042	100,000	100,051
6.45%, 9/15/2037	775,000	1,035,896
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	271,000	237,361
4.50%, 3/1/2044	200,000	217,077
5.88%, 11/15/2036	274,000	342,560
Eli Lilly & Co.:
4.65%, 6/15/2044	300,000	330,701
5.50%, 3/15/2027	733,000	893,581
6.77%, 1/1/2036	100,000	137,410
Express Scripts Holding Co. 6.13%, 11/15/2041	75,000	94,207
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	45,000	45,923
6.38%, 5/15/2038	930,000	1,229,805
Johnson & Johnson:
4.38%, 12/5/2033	535,000	602,320
4.50%, 9/1/2040	225,000	256,816
4.85%, 5/15/2041	50,000	59,850
4.95%, 5/15/2033	100,000	119,424
5.85%, 7/15/2038	65,000	88,125
5.95%, 8/15/2037	225,000	301,417
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	322,000	339,725
Merck & Co, Inc.:
3.60%, 9/15/2042	250,000	240,777
4.15%, 5/18/2043	550,000	578,642
5.85%, 6/30/2039	100,000	129,340
5.95%, 12/1/2028	200,000	258,654
6.50%, 12/1/2033	150,000	206,354
6.55%, 9/15/2037	70,000	98,212
Mylan, Inc. 5.40%, 11/29/2043	117,000	129,830
Novartis Capital Corp.:
3.70%, 9/21/2042	100,000	100,053
4.40%, 5/6/2044	450,000	502,051
Perrigo Finance PLC 4.90%, 12/15/2044	350,000	372,902
Pfizer, Inc.:
4.30%, 6/15/2043	200,000	211,307
4.40%, 5/15/2044	105,000	112,848

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

7.20%, 3/15/2039	$610,000	$890,363
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	250,000	307,864
Wyeth:
5.95%, 4/1/2037	720,000	917,245
6.50%, 2/1/2034	125,000	168,929
Wyeth LLC 6.00%, 2/15/2036	300,000	382,665
Zoetis, Inc. 4.70%, 2/1/2043	126,000	128,019

		13,997,140

PIPELINES — 0.0% (c)
Enable Midstream Partners LP 5.00%, 5/15/2044 (b)	85,000	79,462

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	20,000	20,373
Brandywine Operating Partnership LP 4.55%, 10/1/2029	150,000	151,201
ERP Operating LP 4.50%, 7/1/2044	200,000	209,088
Federal Realty Investment Trust 4.50%, 12/1/2044	50,000	51,941
HCP, Inc. 6.75%, 2/1/2041	50,000	67,964
Health Care REIT, Inc.:
5.13%, 3/15/2043	200,000	220,118
6.50%, 3/15/2041	86,000	112,724
Hospitality Properties Trust 4.50%, 3/15/2025	150,000	150,531
Kilroy Realty LP 4.25%, 8/15/2029	140,000	139,633
Omega Healthcare Investors, Inc. 4.50%, 1/15/2025 (b)	50,000	49,292
Realty Income Corp.:
3.88%, 7/15/2024	65,000	66,125
4.13%, 10/15/2026	50,000	51,017
Simon Property Group LP:
4.25%, 10/1/2044	150,000	152,624
4.75%, 3/15/2042	100,000	110,542
6.75%, 2/1/2040	215,000	299,171
Ventas Realty LP 3.75%, 5/1/2024	100,000	99,810
Weyerhaeuser Co.:
6.95%, 10/1/2027	30,000	36,019
7.38%, 3/15/2032	450,000	594,301

		2,582,474

ROAD & RAIL — 2.3%
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	150,000	156,599
4.38%, 9/1/2042	350,000	362,354
4.40%, 3/15/2042	75,000	77,923
4.45%, 3/15/2043	200,000	209,588
4.55%, 9/1/2044	200,000	214,626
4.90%, 4/1/2044	200,000	224,794
5.05%, 3/1/2041	350,000	393,672
5.15%, 9/1/2043	350,000	406,084
5.75%, 5/1/2040	300,000	368,249
6.15%, 5/1/2037	100,000	129,852
7.95%, 8/15/2030	50,000	70,983
Canadian National Railway Co.:
3.50%, 11/15/2042	100,000	94,101
4.50%, 11/7/2043	50,000	54,693
6.38%, 11/15/2037	222,000	302,706
6.71%, 7/15/2036	300,000	419,611
6.90%, 7/15/2028	45,000	60,664
Canadian Pacific Railway Co. 5.95%, 5/15/2037	250,000	313,189
Canadian Pacific Railway, Ltd. 5.75%, 1/15/2042	100,000	126,875
Con-way, Inc. 6.70%, 5/1/2034	50,000	55,828
CSX Corp.:
4.10%, 3/15/2044	261,000	259,373
4.40%, 3/1/2043	100,000	103,638
4.50%, 8/1/2054	150,000	154,876
4.75%, 5/30/2042	147,000	160,039
6.00%, 10/1/2036	55,000	69,327
6.15%, 5/1/2037	400,000	515,946
6.22%, 4/30/2040	120,000	155,408
Norfolk Southern Corp.:
4.84%, 10/1/2041	630,000	698,769
5.59%, 5/17/2025	100,000	116,876
6.00%, 3/15/2105	100,000	128,654
7.80%, 5/15/2027	100,000	137,698
The Kansas City Southern Railway Co. 4.30%, 5/15/2043	17,000	17,286
Union Pacific Corp.:
3.25%, 1/15/2025	305,000	312,113
4.30%, 6/15/2042	180,000	188,957
4.75%, 9/15/2041	75,000	83,990
4.75%, 12/15/2043	200,000	225,469
4.82%, 2/1/2044	102,000	116,246
4.85%, 6/15/2044	145,000	166,113

		7,653,169

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Applied Materials, Inc. 5.85%, 6/15/2041	500,000	599,685
Intel Corp.:
4.00%, 12/15/2032	350,000	361,508
4.25%, 12/15/2042 (a)	200,000	205,410
4.80%, 10/1/2041	450,000	491,074
KLA-Tencor Corp.:
4.65%, 11/1/2024	200,000	205,547
5.65%, 11/1/2034	102,000	105,089

		1,968,313

SOFTWARE — 1.2%
Microsoft Corp.:
3.75%, 5/1/2043	323,000	320,385
4.50%, 10/1/2040	210,000	232,285
4.88%, 12/15/2043	350,000	409,900
5.20%, 6/1/2039	100,000	120,408
5.30%, 2/8/2041	300,000	371,408
Oracle Corp.:
4.30%, 7/8/2034	350,000	373,707

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 7/8/2044 (a)	$300,000	$325,254
5.38%, 7/15/2040	400,000	467,170
6.13%, 7/8/2039	605,000	788,119
6.50%, 4/15/2038 (a)	300,000	403,129

		3,811,765

SPECIALTY RETAIL — 1.6%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	230,000	236,272
5.17%, 8/1/2044	95,000	96,700
Kohl’s Corp. 6.00%, 1/15/2033	25,000	27,895
Lowe’s Cos., Inc.:
4.25%, 9/15/2044	200,000	210,451
4.65%, 4/15/2042	360,000	399,074
5.00%, 9/15/2043	100,000	116,688
5.50%, 10/15/2035	100,000	117,952
5.80%, 10/15/2036	300,000	368,224
5.80%, 4/15/2040	100,000	125,811
6.65%, 9/15/2037	50,000	67,842
QVC, Inc.:
4.45%, 2/15/2025	200,000	193,281
5.45%, 8/15/2034	350,000	343,095
5.95%, 3/15/2043	50,000	51,053
The Home Depot, Inc.:
4.20%, 4/1/2043	300,000	316,912
4.40%, 3/15/2045	500,000	547,768
4.88%, 2/15/2044	100,000	117,746
5.40%, 9/15/2040	200,000	246,135
5.88%, 12/16/2036	665,000	867,267
5.95%, 4/1/2041	225,000	301,890
Tiffany & Co. 4.90%, 10/1/2044 (b)	75,000	77,406
Walgreens Boots Alliance, Inc. 4.50%, 11/18/2034	355,000	366,783

		5,196,245

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Apple, Inc.:
3.85%, 5/4/2043	800,000	799,054
4.45%, 5/6/2044 (a)	260,000	286,465
Hewlett-Packard Co. 6.00%, 9/15/2041	425,000	477,956

		1,563,475

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
NIKE, Inc. 3.63%, 5/1/2043	50,000	49,372
V.F. Corp. 6.45%, 11/1/2037	100,000	134,319

		183,691

TOBACCO — 1.1%
Altria Group, Inc.:
4.25%, 8/9/2042	250,000	242,217
4.50%, 5/2/2043	250,000	250,918
5.38%, 1/31/2044	642,000	729,556
9.95%, 11/10/2038	54,000	91,813
10.20%, 2/6/2039	33,000	57,107
Lorillard Tobacco Co. 8.13%, 5/1/2040	50,000	69,592
Philip Morris International, Inc.:
3.88%, 8/21/2042	300,000	283,820
4.13%, 3/4/2043	150,000	147,738
4.25%, 11/10/2044	200,000	202,481
4.38%, 11/15/2041	100,000	103,017
4.50%, 3/20/2042	350,000	367,694
4.88%, 11/15/2043	375,000	413,310
6.38%, 5/16/2038	200,000	255,693
Reynolds American, Inc.:
4.75%, 11/1/2042 (a)	125,000	120,383
6.15%, 9/15/2043	300,000	346,351

		3,681,690

TRANSPORTATION INFRASTRUCTURE — 0.1%
Norfolk Southern Corp.:
4.80%, 8/15/2043	150,000	166,976
6.00%, 5/23/2111	100,000	128,771

		295,747

WIRELESS TELECOMMUNICATION SERVICES — 3.5%
America Movil SAB de CV:
4.38%, 7/16/2042 (a)	650,000	624,662
6.13%, 3/30/2040	200,000	240,625
6.38%, 3/1/2035	340,000	420,446
AT&T Corp. 8.00%, 11/15/2031	619,000	935,893
AT&T, Inc.:
5.35%, 9/1/2040	1,095,000	1,188,931
6.15%, 9/15/2034	100,000	119,693
6.30%, 1/15/2038	615,000	745,988
6.55%, 2/15/2039	250,000	310,167
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	830,000	1,219,015
9.25%, 6/1/2032	150,000	239,436
Embarq Corp. 8.00%, 6/1/2036	300,000	335,250
France Telecom SA 5.38%, 1/13/2042	200,000	227,321
GTE Corp. 6.94%, 4/15/2028	160,000	198,281
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	139,228
Orange SA:
5.50%, 2/6/2044 (a)	150,000	175,423
9.00%, 3/1/2031	700,000	1,066,794
Rogers Communications, Inc.:
4.50%, 3/15/2043	250,000	251,302
5.00%, 3/15/2044	200,000	214,777
5.45%, 10/1/2043	200,000	227,867
7.50%, 8/15/2038	50,000	69,155
Telefonica Emisiones SAU 7.05%, 6/20/2036	400,000	526,171
Telefonica Europe BV 8.25%, 9/15/2030	395,000	549,654
Vodafone Group PLC:
4.38%, 2/19/2043	275,000	266,685
6.15%, 2/27/2037	690,000	819,675

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.25%, 11/30/2032	$100,000	$121,130
7.88%, 2/15/2030	280,000	384,088

		11,617,657

TOTAL CORPORATE BONDS & NOTES —
(Cost $311,591,819)		320,427,750

	Shares
SHORT TERM INVESTMENTS — 3.5%
MONEY MARKET FUNDS — 3.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	3,698,848	3,698,848
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	7,722,885	7,722,885

TOTAL SHORT TERM INVESTMENT — (h)
(Cost $11,421,733)		11,421,733

TOTAL INVESTMENTS — 101.1% (i)
(Cost $323,013,552)		331,849,483
OTHER ASSETS & LIABILITIES — (1.1)%		(3,760,755)

NET ASSETS — 100.0%		$328,088,728

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.2% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Variable rate security — Rate shown is rate in effect at December 31, 2014. Maturity date shown is the final maturity.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (Note 2).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 94.6%
AEROSPACE & DEFENSE — 1.8%
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	$75,000	$79,875
General Dynamics Corp. 2.25%, 11/15/2022	30,000	28,689
Honeywell International, Inc.:
4.25%, 3/1/2021 (b)	15,000	16,533
5.38%, 3/1/2041 (b)	25,000	31,028
L-3 Communications Corp.:
3.95%, 11/15/2016 (b)	7,000	7,298
4.75%, 7/15/2020	7,000	7,519
Lockheed Martin Corp.:
2.13%, 9/15/2016	15,000	15,259
4.07%, 12/15/2042	15,000	15,083
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,359
4.88%, 10/15/2040	4,000	4,527
Textron, Inc.:
3.65%, 3/1/2021	25,000	25,239
4.30%, 3/1/2024	25,000	25,988
The Boeing Co. 5.88%, 2/15/2040	6,000	7,891
United Technologies Corp. 6.13%, 7/15/2038	7,000	9,157

		289,445

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 2.63%, 8/1/2022 (b)	22,000	21,526
United Parcel Service, Inc. 4.88%, 11/15/2040	37,000	42,733

		64,259

AIRLINES — 0.9%
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 11/7/2021	51,890	55,198
Southwest Airlines Co. 5.13%, 3/1/2017	30,000	32,124
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 10/11/2027 (b)	15,000	15,150
United Airlines 2014-2 Pass Through Trust, Class A 3.75%, 3/3/2028 (b)	25,000	24,812
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	13,585	14,265

		141,549

AUTO COMPONENTS — 0.5%
Delphi Corp. 5.00%, 2/15/2023	30,000	31,950
Johnson Controls, Inc.:
4.25%, 3/1/2021	15,000	15,984
4.63%, 7/2/2044	30,000	30,620

		78,554

AUTOMOBILES — 0.4%
Daimler Finance North America LLC 8.50%, 1/18/2031	42,000	63,983

BANKS — 7.0%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	15,000	15,552
American Express Bank FSB 6.00%, 9/13/2017	25,000	27,804
Australia & New Zealand Banking Group, Ltd. 0.90%, 2/12/2016	50,000	50,095
Bank of Montreal 1.40%, 9/11/2017 (b)	30,000	29,898
Barclays Bank PLC:
2.50%, 2/20/2019	25,000	25,289
3.75%, 5/15/2024 (b)	25,000	25,749
BB&T Corp.:
2.15%, 3/22/2017	15,000	15,221
3.20%, 3/15/2016	15,000	15,338
BBVA US Senior SAU 4.66%, 10/9/2015	100,000	102,676
BNP Paribas SA 5.00%, 1/15/2021	15,000	16,934
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018 (b)	30,000	29,790
Credit Suisse of New York, NY 4.38%, 8/5/2020 (b)	50,000	54,169
Deutsche Bank AG London 6.00%, 9/1/2017	30,000	33,366
Discover Bank/Greenwood DE 4.25%, 3/13/2026	25,000	25,801
Fifth Third Bank 1.15%, 11/18/2016	50,000	49,891
HSBC Holdings PLC 4.00%, 3/30/2022 (b)	15,000	15,946
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	35,000	35,275
5.25%, 1/12/2024	35,000	38,084
KeyCorp 5.10%, 3/24/2021 (b)	15,000	16,846
Lloyds Bank PLC 6.38%, 1/21/2021 (b)	30,000	35,946
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,423
MUFG Union Bank NA 2.25%, 5/6/2019	75,000	74,519
National Australia Bank/New York 0.90%, 1/20/2016 (b)	50,000	50,090
National Bank of Canada 1.50%, 6/26/2015	15,000	15,053
PNC Funding Corp.:
2.70%, 9/19/2016	15,000	15,363
3.63%, 2/8/2015	45,000	45,132
Royal Bank of Canada:
1.45%, 9/9/2016	9,000	9,057
2.20%, 7/27/2018	15,000	15,152
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019 (b)	25,000	29,012

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Societe Generale SA 2.75%, 10/12/2017	$50,000	$51,310
The Toronto-Dominion Bank 2.38%, 10/19/2016 (b)	15,000	15,354
US Bancorp:
2.20%, 4/25/2019 (b)	25,000	25,044
3.70%, 1/30/2024 (b)	25,000	26,222
Wells Fargo & Co.:
1.50%, 7/1/2015 (b)	30,000	30,161
5.63%, 12/11/2017 (b)	15,000	16,693
Westpac Banking Corp.:
1.60%, 1/12/2018	30,000	29,986
3.00%, 8/4/2015	7,000	7,101

		1,130,342

BEVERAGES — 1.4%
Anheuser-Busch InBev Finance, Inc. 1.13%, 1/27/2017	50,000	49,976
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/2039	15,000	22,971
Beam Suntory, Inc. 5.38%, 1/15/2016	15,000	15,608
Brown-Forman Corp. 2.25%, 1/15/2023	15,000	14,177
Diageo Capital PLC:
1.50%, 5/11/2017 (b)	30,000	30,050
2.63%, 4/29/2023	15,000	14,562
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	15,000	15,305
Molson Coors Brewing Co. 5.00%, 5/1/2042	22,000	23,622
PepsiCo, Inc. 3.13%, 11/1/2020	15,000	15,534
The Coca-Cola Co. 4.88%, 3/15/2019 (b)	15,000	16,785

		218,590

BIOTECHNOLOGY — 0.7%
Amgen, Inc. 6.38%, 6/1/2037	7,000	8,719
Celgene Corp. 3.95%, 10/15/2020 (b)	15,000	15,747
Genentech, Inc. 4.75%, 7/15/2015 (b)	26,000	26,581
Genzyme Corp. 3.63%, 6/15/2015	15,000	15,207
Gilead Sciences, Inc.:
4.50%, 4/1/2021	15,000	16,465
4.80%, 4/1/2044	25,000	27,637

		110,356

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	15,000	16,125

BUILDING PRODUCTS — 0.4%
Owens Corning:
4.20%, 12/15/2022	60,000	60,894
7.00%, 12/1/2036 (b)	7,000	8,535

		69,429

CAPITAL MARKETS — 2.0%
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	15,000	16,916
7.30%, 6/28/2019	7,000	8,450
BlackRock, Inc. 1.38%, 6/1/2015	30,000	30,138
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	49,822
Jefferies Group LLC 3.88%, 11/9/2015 (b)	15,000	15,317
Morgan Stanley:
1.88%, 1/5/2018	25,000	24,960
2.50%, 1/24/2019 (b)	30,000	30,085
6.25%, 8/9/2026	25,000	30,119
Northern Trust Corp. 2.38%, 8/2/2022	30,000	29,186
The Bank of New York Mellon Corp.:
2.30%, 9/11/2019 (b)	25,000	25,048
3.40%, 5/15/2024	30,000	30,469
The Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	15,000	15,302
3.63%, 1/22/2023	15,000	15,147
6.25%, 2/1/2041 (b)	7,000	8,748

		329,707

CHEMICALS — 2.5%
Agrium, Inc.:
3.15%, 10/1/2022 (b)	15,000	14,572
6.13%, 1/15/2041	7,000	8,245
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	4,000	4,058
4.38%, 8/21/2019	15,000	16,289
Airgas, Inc. 3.25%, 10/1/2015	30,000	30,478
CF Industries, Inc. 6.88%, 5/1/2018	30,000	34,141
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018	15,000	17,051
Eastman Chemical Co.:
3.00%, 12/15/2015	7,000	7,131
4.65%, 10/15/2044 (b)	30,000	30,497
Ecolab, Inc.:
4.35%, 12/8/2021	25,000	27,174
5.50%, 12/8/2041	15,000	17,783
LYB International Finance BV:
4.00%, 7/15/2023	30,000	30,623
5.25%, 7/15/2043	7,000	7,548
Monsanto Co.:
2.75%, 4/15/2016	7,000	7,158
3.60%, 7/15/2042 (b)	24,000	21,675
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	15,000	16,659
RPM International, Inc.:
3.45%, 11/15/2022	15,000	14,671
6.13%, 10/15/2019	7,000	7,900
The Dow Chemical Co.:
2.50%, 2/15/2016	50,000	50,847
7.38%, 11/1/2029 (b)	15,000	19,913
The Mosaic Co. 4.88%, 11/15/2041	7,000	7,113

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Sherwin-Williams Co. 1.35%, 12/15/2017	$15,000	$14,837

		406,363

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp. No 2 2.85%, 6/1/2016	15,000	15,207
Equifax, Inc. 3.30%, 12/15/2022	30,000	29,640
Republic Services, Inc.:
3.80%, 5/15/2018	15,000	15,836
5.25%, 11/15/2021	6,000	6,803
The Western Union Co.:
2.88%, 12/10/2017	15,000	15,360
5.25%, 4/1/2020 (b)	7,000	7,723

		90,569

COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.:
2.13%, 3/1/2019 (b)	15,000	15,041
3.15%, 3/14/2017 (b)	15,000	15,641
5.90%, 2/15/2039 (b)	7,000	8,860
Juniper Networks, Inc.:
4.60%, 3/15/2021	15,000	15,806
5.95%, 3/15/2041 (b)	25,000	25,174
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	100,000	105,063

		185,585

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	15,000	16,147

CONSUMER FINANCE — 0.1%
John Deere Capital Corp. 2.25%, 4/17/2019	15,000	15,107

CONTAINERS & PACKAGING — 0.8%
Packaging Corp. of America 4.50%, 11/1/2023	75,000	78,680
Rock Tenn Co. 4.90%, 3/1/2022	22,000	23,585
Rock-Tenn Co. 3.50%, 3/1/2020	15,000	15,101
Sonoco Products Co. 5.75%, 11/1/2040	12,000	14,301

		131,667

DIVERSIFIED FINANCIAL SERVICES — 7.3%
Air Lease Corp.:
2.13%, 1/15/2018 (b)	25,000	24,620
3.38%, 1/15/2019 (b)	15,000	15,205
3.88%, 4/1/2021 (b)	7,000	7,019
Alterra Finance LLC 6.25%, 9/30/2020	15,000	17,319
American Express Credit Corp. 1.75%, 6/12/2015	15,000	15,082
American Honda Finance Corp.:
1.13%, 10/7/2016	30,000	30,030
1.55%, 12/11/2017	50,000	49,986
Ameriprise Financial, Inc. 4.00%, 10/15/2023	35,000	36,789
AXA Financial, Inc. 7.00%, 4/1/2028	10,000	12,619
Bank of America Corp.:
3.88%, 3/22/2017	22,000	23,050
4.00%, 4/1/2024 (b)	30,000	31,238
Boeing Capital Corp.:
2.13%, 8/15/2016 (b)	50,000	50,912
2.90%, 8/15/2018	4,000	4,150
Capital One Bank USA NA 1.20%, 2/13/2017	50,000	49,534
Capital One Financial Corp.:
4.75%, 7/15/2021	15,000	16,479
6.75%, 9/15/2017	5,000	5,618
Citigroup, Inc.:
2.55%, 4/8/2019 (b)	30,000	30,174
3.95%, 6/15/2016	15,000	15,561
Ford Motor Credit Co. LLC 4.25%, 9/20/2022	50,000	53,023
Franklin Resources, Inc. 3.13%, 5/20/2015	30,000	30,208
General Electric Capital Corp.:
3.50%, 6/29/2015	15,000	15,219
6.75%, 3/15/2032	15,000	20,443
Invesco Finance PLC:
4.00%, 1/30/2024	22,000	22,982
5.38%, 11/30/2043	15,000	17,802
JPMorgan Chase & Co.:
1.13%, 2/26/2016	30,000	29,999
3.20%, 1/25/2023	15,000	14,996
5.50%, 10/15/2040 (b)	7,000	8,281
Lazard Group LLC 6.85%, 6/15/2017	28,000	31,146
Legg Mason, Inc.:
2.70%, 7/15/2019	40,000	40,126
5.63%, 1/15/2044	40,000	45,505
Moody’s Corp. 5.50%, 9/1/2020 (b)	15,000	16,894
Nomura Holdings, Inc.:
2.00%, 9/13/2016	25,000	25,134
2.75%, 3/19/2019 (b)	30,000	30,207
ORIX Corp. 5.00%, 1/12/2016 (b)	18,000	18,646
PACCAR Financial Corp. 2.20%, 9/15/2019	50,000	50,030
Synchrony Financial:
3.00%, 8/15/2019	50,000	50,474
4.25%, 8/15/2024	50,000	51,189
The Charles Schwab Corp.:
3.23%, 9/1/2022	15,000	15,205
4.45%, 7/22/2020	35,000	38,414
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	9,000	9,788
Toyota Motor Credit Corp. 0.80%, 5/17/2016	30,000	29,988
UBS AG of Stamford, CT:
1.38%, 8/14/2017	50,000	49,688
2.38%, 8/14/2019	25,000	24,999

		1,175,771

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.:
2.30%, 3/11/2019 (b)	$25,000	$24,994
2.50%, 8/15/2015	10,000	10,108
3.90%, 3/11/2024 (b)	25,000	25,619
4.30%, 12/15/2042 (b)	15,000	14,146
British Telecommunications PLC:
1.25%, 2/14/2017	25,000	24,844
2.35%, 2/14/2019 (b)	35,000	34,896
Harris Corp. 5.95%, 12/1/2017	50,000	55,749
Qwest Corp. 6.88%, 9/15/2033	15,000	15,000
Verizon Communications, Inc. 5.01%, 8/21/2054 (a)	25,000	25,859
Verizon New York, Inc., Series A 7.38%, 4/1/2032	15,000	18,691

		249,906

ELECTRIC UTILITIES — 7.6%
Alabama Power Co. 4.15%, 8/15/2044	25,000	26,411
Appalachian Power Co.:
5.80%, 10/1/2035	7,000	8,622
7.95%, 1/15/2020	15,000	18,642
Arizona Public Service Co. 8.75%, 3/1/2019	15,000	18,900
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022 (b)	50,000	48,153
4.50%, 4/1/2044	25,000	28,059
CMS Energy Corp. 3.88%, 3/1/2024 (b)	21,000	21,804
Consolidated Edison Co. of New York, Inc.:
4.63%, 12/1/2054 (b)	25,000	27,156
5.38%, 12/15/2015	15,000	15,670
Constellation Energy Group, Inc. 5.15%, 12/1/2020	15,000	16,435
Consumers Energy Co.:
3.38%, 8/15/2023 (b)	15,000	15,443
3.95%, 5/15/2043 (b)	7,000	7,208
Dominion Gas Holdings LLC 4.80%, 11/1/2043	50,000	53,670
Duke Energy Carolinas LLC 6.10%, 6/1/2037 (b)	7,000	9,142
Duke Energy Corp. 3.75%, 4/15/2024 (b)	25,000	26,024
Duke Energy Progress, Inc. 4.38%, 3/30/2044	25,000	27,515
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	7,000	8,248
Exelon Generation Co. LLC 6.20%, 10/1/2017 (b)	15,000	16,703
Florida Power & Light Co.:
4.05%, 10/1/2044	50,000	53,418
4.13%, 2/1/2042	7,000	7,554
Georgia Power Co. 5.65%, 3/1/2037	7,000	8,632
Great Plains Energy, Inc. 4.85%, 6/1/2021	22,000	24,090
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	15,027
Kentucky Utilities Co. 5.13%, 11/1/2040	7,000	8,440
National Fuel Gas Co. 3.75%, 3/1/2023 (b)	75,000	72,816
Nevada Power Co. 6.65%, 4/1/2036	25,000	34,525
Nisource Finance Corp.:
5.65%, 2/1/2045	32,000	38,905
5.95%, 6/15/2041	7,000	8,673
NSTAR Electric Co. 4.40%, 3/1/2044	10,000	11,011
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	55,000	61,173
5.25%, 5/15/2041	7,000	8,445
Pacific Gas & Electric Co. 4.75%, 2/15/2044	7,000	7,666
Potomac Electric Power Co.:
3.60%, 3/15/2024	35,000	36,516
4.15%, 3/15/2043	5,000	5,274
7.90%, 12/15/2038	10,000	15,811
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	16,297
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	21,824
Public Service Electric & Gas Co. 5.50%, 3/1/2040	4,000	5,022
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	15,000	19,529
Southern California Edison Co.:
3.88%, 6/1/2021	6,000	6,443
4.65%, 10/1/2043 (b)	15,000	17,120
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	16,592
The Cleveland Electric Illuminating Co.:
5.50%, 8/15/2024	25,000	29,112
5.95%, 12/15/2036 (b)	35,000	40,704
The Detroit Edison Co. 5.60%, 6/15/2018	15,000	16,875
The Southern Co. 2.15%, 9/1/2019	50,000	49,634
Union Electric Co. 3.50%, 4/15/2024 (b)	15,000	15,561
Westar Energy, Inc. 4.13%, 3/1/2042	15,000	15,692
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	50,000	50,962
4.25%, 6/1/2044 (b)	25,000	26,978
5.70%, 12/1/2036	7,000	8,909
Wisconsin Power & Light Co. 5.00%, 7/15/2019 (b)	15,000	16,704
Wisconsin Public Service Corp. 4.75%, 11/1/2044	30,000	34,750

		1,220,489

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 4.25%, 11/15/2020	15,000	16,377

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Roper Industries, Inc. 6.25%, 9/1/2019	$15,000	$17,315

		33,692

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp.:
2.55%, 1/30/2019	15,000	15,082
4.00%, 2/1/2022	10,000	10,567
Arrow Electronics, Inc. 3.38%, 11/1/2015	15,000	15,271
Avnet, Inc. 6.63%, 9/15/2016	15,000	16,202
Corning, Inc. 5.75%, 8/15/2040	29,000	34,248

		91,370

ENERGY EQUIPMENT & SERVICES — 0.3%
Cameron International Corp. 5.95%, 6/1/2041	7,000	7,588
Halliburton Co.:
4.50%, 11/15/2041 (b)	7,000	7,057
6.70%, 9/15/2038	7,000	8,992
Nabors Industries, Inc. 9.25%, 1/15/2019 (b)	15,000	16,922
National Oilwell Varco, Inc.:
2.60%, 12/1/2022 (b)	7,000	6,557
3.95%, 12/1/2042 (b)	7,000	6,447

		53,563

FOOD & STAPLES RETAILING — 1.2%
Costco Wholesale Corp.:
1.70%, 12/15/2019	15,000	14,764
5.50%, 3/15/2017	7,000	7,673
CVS Health Corp.:
2.75%, 12/1/2022	15,000	14,578
3.38%, 8/12/2024 (b)	50,000	50,405
6.13%, 8/15/2016	6,000	6,465
Sysco Corp. 6.63%, 3/17/2039	7,000	9,837
The Kroger Co.:
3.85%, 8/1/2023	15,000	15,548
6.15%, 1/15/2020	15,000	17,380
Wal-Mart Stores, Inc.:
1.00%, 4/21/2017	30,000	29,913
6.20%, 4/15/2038 (b)	6,000	7,980
Walgreen Co. 5.25%, 1/15/2019	15,000	16,602

		191,145

FOOD PRODUCTS — 2.6%
Archer-Daniels-Midland Co. 5.77%, 3/1/2041	35,000	44,717
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	75,000	77,095
Campbell Soup Co. 4.25%, 4/15/2021 (b)	7,000	7,509
ConAgra Foods, Inc.:
6.63%, 8/15/2039	7,000	8,993
7.00%, 4/15/2019	25,000	29,263
Corn Products International, Inc. 4.63%, 11/1/2020 (b)	15,000	16,000
Delhaize Group SA 5.70%, 10/1/2040	7,000	7,394
General Mills, Inc.:
3.65%, 2/15/2024	17,000	17,528
5.70%, 2/15/2017	15,000	16,384
Kellogg Co.:
4.15%, 11/15/2019	15,000	16,124
7.45%, 4/1/2031	15,000	20,214
Mondelez International, Inc. 6.13%, 2/1/2018	10,000	11,250
The Hershey Co.:
2.63%, 5/1/2023 (b)	25,000	24,505
4.13%, 12/1/2020	15,000	16,310
The Hillshire Brands Co. 2.75%, 9/15/2015	15,000	15,108
Tyson Foods, Inc. 4.50%, 6/15/2022 (b)	30,000	32,365
Unilever Capital Corp. 2.75%, 2/10/2016 (b)	50,000	51,142

		411,901

GAS UTILITIES — 2.1%
AGL Capital Corp.:
3.50%, 9/15/2021	35,000	36,074
4.40%, 6/1/2043	60,000	63,525
5.25%, 8/15/2019	15,000	16,661
Atmos Energy Corp.:
4.15%, 1/15/2043	35,000	35,422
6.35%, 6/15/2017	15,000	16,736
National Grid PLC 6.30%, 8/1/2016	57,000	61,519
ONE Gas, Inc.:
2.07%, 2/1/2019	25,000	24,935
3.61%, 2/1/2024	25,000	25,991
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	25,464
4.45%, 3/15/2044 (b)	15,000	16,760
5.45%, 4/15/2018 (b)	10,000	11,215

		334,302

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Baxter International, Inc. 6.25%, 12/1/2037	7,000	9,226
Becton Dickinson and Co.:
2.68%, 12/15/2019	10,000	10,106
3.25%, 11/12/2020	7,000	7,129
3.73%, 12/15/2024	20,000	20,609
Boston Scientific Corp.:
6.40%, 6/15/2016	50,000	53,531
7.38%, 1/15/2040 (b)	10,000	13,554
C.R. Bard, Inc. 4.40%, 1/15/2021	7,000	7,558
CareFusion Corp. 6.38%, 8/1/2019 (b)	15,000	17,322
Covidien International Finance SA 4.20%, 6/15/2020 (b)	15,000	16,129
Medtronic, Inc.:
3.13%, 3/15/2022 (b)	15,000	15,037

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 3/15/2042	$15,000	$15,360
St. Jude Medical, Inc. 2.50%, 1/15/2016	10,000	10,157
Stryker Corp. 2.00%, 9/30/2016	15,000	15,252
Zimmer Holdings, Inc. 5.75%, 11/30/2039	7,000	8,318

		219,288

HEALTH CARE PROVIDERS & SERVICES — 0.8%
Aetna, Inc.:
3.95%, 9/1/2020 (b)	7,000	7,417
6.63%, 6/15/2036 (b)	7,000	9,449
AmerisourceBergen Corp. 4.88%, 11/15/2019	15,000	16,547
Anthem, Inc. 3.13%, 5/15/2022	15,000	14,835
Cardinal Health, Inc. 3.20%, 3/15/2023 (b)	15,000	14,814
CIGNA Corp. 8.50%, 5/1/2019	15,000	18,621
Express Scripts, Inc. 3.13%, 5/15/2016	6,000	6,158
Humana, Inc. 8.15%, 6/15/2038	7,000	10,155
Laboratory Corp. of America Holdings 4.63%, 11/15/2020 (b)	10,000	10,645
Quest Diagnostics, Inc. 6.40%, 7/1/2017	4,000	4,435
UnitedHealth Group, Inc. 3.88%, 10/15/2020	15,000	16,056

		129,132

HOTELS, RESTAURANTS & LEISURE — 1.6%
Carnival Corp.:
1.20%, 2/5/2016	25,000	24,965
1.88%, 12/15/2017	25,000	24,848
3.95%, 10/15/2020	25,000	26,002
Darden Restaurants, Inc. 7.05%, 10/15/2037	7,000	8,250
International Game Technology 5.50%, 6/15/2020	10,000	10,209
Marriott International, Inc.:
3.38%, 10/15/2020	25,000	25,596
6.38%, 6/15/2017	15,000	16,603
McDonald’s Corp. 5.35%, 3/1/2018 (b)	6,000	6,657
Starbucks Corp. 6.25%, 8/15/2017	10,000	11,206
Starwood Hotels & Resorts Worldwide, Inc.:
3.75%, 3/15/2025	25,000	25,157
6.75%, 5/15/2018	22,000	25,239
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	15,046
4.25%, 3/1/2022 (b)	15,000	15,321
Yum! Brands, Inc.:
3.88%, 11/1/2020 (b)	15,000	15,355
6.88%, 11/15/2037	10,000	12,719

		263,173

HOUSEHOLD DURABLES — 0.8%
Mohawk Industries, Inc. 3.85%, 2/1/2023	30,000	30,053
Newell Rubbermaid, Inc. 4.00%, 12/1/2024 (b)	50,000	51,030
Whirlpool Corp.:
4.00%, 3/1/2024	35,000	36,378
4.85%, 6/15/2021	15,000	16,439

		133,900

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	7,000	7,157
Colgate-Palmolive Co. 3.15%, 8/5/2015	7,000	7,113
Energizer Holdings, Inc. 4.70%, 5/19/2021	15,000	15,269
Kimberly-Clark Corp.:
1.90%, 5/22/2019	30,000	29,942
3.70%, 6/1/2043	15,000	14,698
6.25%, 7/15/2018	7,000	8,043
The Clorox Co.:
3.50%, 12/15/2024	10,000	10,087
3.80%, 11/15/2021	15,000	15,717
5.95%, 10/15/2017	30,000	33,390
The Procter & Gamble Co. 1.80%, 11/15/2015	15,000	15,171

		156,587

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.65%, 5/15/2018	15,000	16,412

INDUSTRIAL CONGLOMERATES — 1.1%
3M Co. 1.38%, 9/29/2016	15,000	15,124
Cooper US, Inc. 2.38%, 1/15/2016	7,000	7,104
Koninklijke Philips NV:
3.75%, 3/15/2022	50,000	51,841
5.00%, 3/15/2042 (b)	25,000	27,890
6.88%, 3/11/2038	7,000	9,531
Pentair Finance SA:
1.35%, 12/1/2015	30,000	30,060
5.00%, 5/15/2021	15,000	16,601
Tyco Electronics Group SA 4.88%, 1/15/2021	15,000	16,566

		174,717

INSURANCE — 6.6%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	15,000	15,234
2.70%, 3/13/2023	7,000	6,787
4.15%, 3/13/2043	7,000	7,241
AEGON Funding Co. LLC 5.75%, 12/15/2020	10,000	11,457
Aflac, Inc. 6.45%, 8/15/2040 (b)	15,000	19,430

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Alleghany Corp. 4.90%, 9/15/2044	$25,000	$25,600
American International Group, Inc.:
5.05%, 10/1/2015	25,000	25,759
5.45%, 5/18/2017 (b)	10,000	10,888
6.40%, 12/15/2020	6,000	7,139
Aon Corp. 3.13%, 5/27/2016 (b)	10,000	10,249
Aon PLC:
3.50%, 6/14/2024	25,000	25,012
4.60%, 6/14/2044	25,000	25,748
Assurant, Inc. 6.75%, 2/15/2034	15,000	18,532
AXIS Specialty Finance PLC 2.65%, 4/1/2019	30,000	30,052
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	15,000	15,025
2.00%, 8/15/2018 (b)	15,000	15,101
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	7,000	7,591
Cincinnati Financial Corp. 6.13%, 11/1/2034	15,000	17,961
CNA Financial Corp. 5.75%, 8/15/2021 (b)	7,000	7,957
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	15,000	18,613
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	36,000	35,726
Lincoln National Corp.:
4.00%, 9/1/2023	45,000	46,757
6.25%, 2/15/2020	7,000	8,106
Loews Corp. 6.00%, 2/1/2035 (b)	7,000	8,466
Manulife Financial Corp. 4.90%, 9/17/2020	36,000	39,354
Markel Corp. 7.13%, 9/30/2019	15,000	17,714
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/2023	7,000	7,338
4.80%, 7/15/2021	15,000	16,561
MetLife, Inc.:
6.75%, 6/1/2016	50,000	53,932
6.82%, 8/15/2018	7,000	8,144
Principal Financial Group, Inc. 8.88%, 5/15/2019	15,000	18,756
Prudential Financial, Inc.:
2.35%, 8/15/2019	50,000	49,834
4.60%, 5/15/2044 (b)	35,000	36,640
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	15,000	17,435
The Allstate Corp.:
3.15%, 6/15/2023	30,000	30,102
4.50%, 6/15/2043	15,000	16,411
The Progressive Corp.:
3.75%, 8/23/2021	15,000	16,023
4.35%, 4/25/2044 (b)	25,000	26,741
The Travelers Cos., Inc.:
3.90%, 11/1/2020	15,000	16,002
4.60%, 8/1/2043	15,000	16,809
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	7,000	10,041
Travelers Property Casualty Corp. 6.38%, 3/15/2033 (b)	15,000	19,931
Unum Group:
4.00%, 3/15/2024	25,000	25,338
7.13%, 9/30/2016	15,000	16,401
Voya Financial, Inc.:
2.90%, 2/15/2018	15,000	15,335
5.50%, 7/15/2022 (b)	15,000	16,947
5.70%, 7/15/2043	7,000	8,283
W.R. Berkley Corp. 6.25%, 2/15/2037	15,000	18,254
Willis Group Holdings PLC 5.75%, 3/15/2021	50,000	55,418
XL Group PLC 6.38%, 11/15/2024	15,000	17,715
XLIT, Ltd.:
2.30%, 12/15/2018	25,000	24,854
5.75%, 10/1/2021	15,000	17,232

		1,053,976

INTERNET & CATALOG RETAIL — 0.4%
Expedia, Inc.:
4.50%, 8/15/2024	50,000	50,289
5.95%, 8/15/2020	10,000	11,145

		61,434

INTERNET SOFTWARE & SERVICES — 1.1%
Amazon.com, Inc.:
0.65%, 11/27/2015	25,000	24,983
1.20%, 11/29/2017 (b)	25,000	24,591
2.50%, 11/29/2022 (b)	25,000	23,661
4.95%, 12/5/2044	20,000	20,836
Baidu, Inc. 2.25%, 11/28/2017	50,000	50,030
Google, Inc.:
2.13%, 5/19/2016	15,000	15,298
3.63%, 5/19/2021	15,000	16,151

		175,550

IT SERVICES — 0.3%
Fiserv, Inc.:
3.13%, 6/15/2016	10,000	10,265
4.63%, 10/1/2020	30,000	32,137
Xerox Corp. 4.50%, 5/15/2021 (b)	13,000	13,948

		56,350

LEISURE PRODUCTS — 0.2%
Mattel, Inc.:
2.35%, 5/6/2019 (b)	30,000	29,808
2.50%, 11/1/2016	6,000	6,110
6.20%, 10/1/2040	3,000	3,685

		39,603

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	15,000	15,228

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MACHINERY — 1.2%
Caterpillar, Inc. 3.90%, 5/27/2021	$15,000	$16,085
Cummins, Inc.:
3.65%, 10/1/2023 (b)	17,000	17,884
7.13%, 3/1/2028	7,000	9,304
Danaher Corp. 5.40%, 3/1/2019	15,000	16,910
Deere & Co. 5.38%, 10/16/2029	7,000	8,483
Dover Corp. 5.38%, 3/1/2041 (b)	10,000	12,230
Eaton Corp.:
2.75%, 11/2/2022 (b)	7,000	6,867
6.95%, 3/20/2019	7,000	8,232
Illinois Tool Works, Inc. 4.88%, 9/15/2041	7,000	7,955
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	10,000	11,589
Parker Hannifin Corp.:
5.50%, 5/15/2018	15,000	16,766
6.25%, 5/15/2038	7,000	9,240
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	10,000	11,567
Xylem, Inc. 3.55%, 9/20/2016	34,000	35,221

		188,333

MEDIA — 2.0%
21st Century Fox America, Inc. 6.20%, 12/15/2034	15,000	19,034
CBS Corp. 7.88%, 7/30/2030	22,000	30,719
Comcast Corp. 4.65%, 7/15/2042	15,000	16,232
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	7,000	7,742
6.38%, 3/1/2041	7,000	8,228
Discovery Communications LLC 5.63%, 8/15/2019 (b)	10,000	11,214
Grupo Televisa SAB 8.50%, 3/11/2032	15,000	20,877
NBCUniversal Media LLC 5.15%, 4/30/2020	22,000	24,838
Omnicom Group, Inc. 6.25%, 7/15/2019	15,000	17,291
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	15,000	15,008
4.00%, 3/15/2022	15,000	15,307
The McGraw-Hill Cos., Inc. 6.55%, 11/15/2037	7,000	7,806
The Walt Disney Co.:
0.45%, 12/1/2015	7,000	6,995
2.35%, 12/1/2022 (b)	7,000	6,849
2.75%, 8/16/2021	7,000	7,117
3.70%, 12/1/2042	7,000	7,004
Time Warner Cable, Inc. 6.55%, 5/1/2037 (b)	15,000	19,311
Time Warner, Inc.:
4.70%, 1/15/2021	15,000	16,421
5.35%, 12/15/2043	15,000	16,799
Viacom, Inc.:
4.25%, 9/15/2015	7,000	7,165
4.85%, 12/15/2034	20,000	20,568
WPP Finance 2010 3.75%, 9/19/2024 (b)	25,000	24,991

		327,516

METALS & MINING — 2.7%
Barrick Gold Corp. 4.10%, 5/1/2023 (b)	35,000	33,883
Barrick North America Finance LLC 5.75%, 5/1/2043 (b)	35,000	35,258
BHP Billiton Finance USA, Ltd.:
3.85%, 9/30/2023 (b)	25,000	26,184
5.00%, 9/30/2043 (b)	25,000	28,019
6.50%, 4/1/2019 (b)	10,000	11,728
Freeport-McMoRan, Inc. 3.55%, 3/1/2022	15,000	14,114
Kinross Gold Corp. 5.95%, 3/15/2024 (a)(b)	75,000	70,809
Newmont Mining Corp. 5.88%, 4/1/2035	7,000	6,820
Nucor Corp.:
4.00%, 8/1/2023	25,000	26,222
5.20%, 8/1/2043	25,000	27,491
6.40%, 12/1/2037	7,000	8,662
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	17,458
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016 (b)	25,000	25,078
2.25%, 12/14/2018 (b)	25,000	24,994
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	25,000	27,265
Southern Copper Corp. 7.50%, 7/27/2035	25,000	27,823
Teck Resources, Ltd. 4.75%, 1/15/2022 (b)	8,000	7,779
Vale Overseas, Ltd. 6.88%, 11/10/2039 (b)	7,000	7,459

		427,046

MULTI-UTILITIES — 1.0%
American Water Capital Corp. 6.09%, 10/15/2017	10,000	11,123
Berkshire Hathaway Energy 6.13%, 4/1/2036	15,000	18,675
NSTAR 4.50%, 11/15/2019	57,000	61,963
Sempra Energy:
3.55%, 6/15/2024	25,000	25,445
6.00%, 10/15/2039	7,000	8,684
United Utilities PLC 6.88%, 8/15/2028	15,000	17,796
Veolia Environnement SA 6.75%, 6/1/2038	7,000	8,853

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Xcel Energy, Inc. 4.70%, 5/15/2020	$15,000	$16,464

		169,003

MULTILINE RETAIL — 0.2%
Kohl’s Corp. 6.88%, 12/15/2037 (b)	7,000	8,840
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022 (b)	7,000	7,328
6.70%, 7/15/2034	7,000	8,770
Nordstrom, Inc. 4.00%, 10/15/2021	15,000	15,863

		40,801

OIL, GAS & CONSUMABLE FUELS — 8.4%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016 (b)	7,000	7,507
6.45%, 9/15/2036 (b)	22,000	26,369
Baker Hughes, Inc. 3.20%, 8/15/2021 (b)	15,000	15,023
Boardwalk Pipelines LP 5.88%, 11/15/2016	7,000	7,412
BP Capital Markets PLC 3.25%, 5/6/2022 (b)	15,000	14,712
Buckeye Partners LP:
2.65%, 11/15/2018	25,000	24,408
4.88%, 2/1/2021	15,000	15,714
5.85%, 11/15/2043	25,000	25,010
Canadian Natural Resources, Ltd. 6.50%, 2/15/2037	15,000	17,016
Cenovus Energy, Inc.:
5.70%, 10/15/2019	15,000	16,508
6.75%, 11/15/2039	7,000	7,974
Chevron Corp. 4.95%, 3/3/2019	10,000	11,134
Continental Resources, Inc. 3.80%, 6/1/2024	10,000	8,883
DCP Midstream Operating LP 3.25%, 10/1/2015	15,000	15,216
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (b)	15,000	16,259
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032 (b)	7,000	9,010
El Paso Pipeline Partners Operating Co. LLC 4.30%, 5/1/2024	30,000	29,830
Enable Midstream Partners LP 2.40%, 5/15/2019 (a)	25,000	24,184
Enbridge, Inc. 3.50%, 6/10/2024 (b)	35,000	32,526
EnCana Corp.:
3.90%, 11/15/2021 (b)	15,000	14,756
6.50%, 2/1/2038 (b)	35,000	36,734
Energy Transfer Partners LP 9.00%, 4/15/2019	7,000	8,565
ENI USA, Inc. 7.30%, 11/15/2027	18,000	23,038
EnLink Midstream Partners LP:
2.70%, 4/1/2019	25,000	24,549
5.60%, 4/1/2044	25,000	26,302
Ensco PLC:
3.25%, 3/15/2016	50,000	50,964
4.70%, 3/15/2021	15,000	14,980
Enterprise Products Operating LLC:
3.35%, 3/15/2023 (b)	15,000	14,689
4.85%, 3/15/2044	15,000	15,553
EOG Resources, Inc.:
2.45%, 4/1/2020	50,000	49,497
4.40%, 6/1/2020	15,000	16,194
EQT Corp.:
4.88%, 11/15/2021	50,000	53,773
6.50%, 4/1/2018	15,000	16,773
Hess Corp.:
5.60%, 2/15/2041 (b)	15,000	15,858
7.88%, 10/1/2029	7,000	8,976
Husky Energy, Inc. 4.00%, 4/15/2024	25,000	24,478
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	10,000	11,085
Magellan Midstream Partners LP 6.55%, 7/15/2019 (b)	15,000	17,253
Marathon Oil Corp. 6.60%, 10/1/2037	7,000	8,146
Marathon Petroleum Corp. 5.13%, 3/1/2021 (b)	15,000	16,320
Murphy Oil Corp. 7.05%, 5/1/2029	15,000	17,245
Noble Energy, Inc.:
4.15%, 12/15/2021 (b)	15,000	15,287
8.25%, 3/1/2019	7,000	8,382
Noble Holding International Ltd. 6.20%, 8/1/2040 (b)	30,000	26,587
Noble Holding International, Ltd. 4.63%, 3/1/2021	15,000	13,750
Occidental Petroleum Corp. 4.10%, 2/1/2021	15,000	15,899
ONEOK Partners LP 3.25%, 2/1/2016	9,000	9,162
Petro-Canada 6.05%, 5/15/2018	7,000	7,814
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/2044	15,000	14,960
5.75%, 1/15/2020	15,000	16,889
Rowan Cos., Inc. 7.88%, 8/1/2019	10,000	11,314
Shell International Finance BV 4.30%, 9/22/2019 (b)	7,000	7,654
Southern Natural Gas Co. 8.00%, 3/1/2032	7,000	8,976
Southwestern Energy Co. 7.50%, 2/1/2018	30,000	33,705
Spectra Energy Capital LLC:
4.60%, 6/15/2021	18,000	19,331
8.00%, 10/1/2019	15,000	18,181
Suncor Energy, Inc.:
6.10%, 6/1/2018	25,000	27,985
6.50%, 6/15/2038	25,000	30,354

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Sunoco Logistics Partners Operations LP:
3.45%, 1/15/2023	$15,000	$14,364
4.65%, 2/15/2022	4,000	4,166
4.95%, 1/15/2043	15,000	14,457
Talisman Energy, Inc.:
5.50%, 5/15/2042 (b)	7,000	6,579
5.85%, 2/1/2037 (b)	7,000	6,792
The Williams Cos., Inc. 7.50%, 1/15/2031	15,000	15,356
Total Capital SA 4.25%, 12/15/2021	7,000	7,539
TransCanada PipeLines, Ltd. 6.20%, 10/15/2037	7,000	8,244
Transocean, Inc.:
6.38%, 12/15/2021 (b)	15,000	13,725
6.80%, 3/15/2038 (b)	15,000	12,600
Valero Energy Corp.:
6.63%, 6/15/2037	7,000	8,213
9.38%, 3/15/2019	35,000	43,118
Weatherford International LLC 6.35%, 6/15/2017	15,000	15,699
Western Gas Partners LP 5.45%, 4/1/2044	35,000	36,581
Williams Partners LP 4.13%, 11/15/2020 (b)	22,000	22,464
XTO Energy, Inc. 6.25%, 8/1/2017	15,000	16,868

		1,343,418

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.:
4.75%, 2/15/2022 (b)	30,000	32,513
9.38%, 5/15/2019	15,000	18,851
Plum Creek Timberlands LP 3.25%, 3/15/2023	30,000	29,418

		80,782

PERSONAL PRODUCTS — 0.1%
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	15,000	18,773

PHARMACEUTICALS — 3.3%
Abbott Laboratories 6.15%, 11/30/2037	7,000	9,261
AbbVie, Inc. 4.40%, 11/6/2042 (b)	15,000	15,422
Actavis Funding SCS:
2.45%, 6/15/2019	25,000	24,630
3.85%, 6/15/2024	25,000	24,953
4.85%, 6/15/2044 (b)	25,000	25,207
Actavis, Inc. 6.13%, 8/15/2019	7,000	7,919
Allergan, Inc. 5.75%, 4/1/2016	30,000	31,638
Allergan, Inc./United States 3.38%, 9/15/2020 (b)	7,000	6,989
AstraZeneca PLC:
4.00%, 9/18/2042	15,000	15,008
5.90%, 9/15/2017 (b)	7,000	7,828
Bristol-Myers Squibb Co. 6.13%, 5/1/2038 (b)	7,000	9,057
Eli Lilly & Co. 5.20%, 3/15/2017 (b)	15,000	16,309
Express Scripts Holding Co. 6.13%, 11/15/2041 (b)	7,000	8,793
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	15,000	15,077
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	7,000	8,341
Johnson & Johnson 5.85%, 7/15/2038 (b)	32,000	43,385
McKesson Corp. 4.75%, 3/1/2021	15,000	16,538
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044 (b)	7,000	7,385
4.90%, 11/1/2019	15,000	16,481
Merck & Co., Inc. 3.88%, 1/15/2021	15,000	16,027
Mylan, Inc. 2.60%, 6/24/2018 (b)	30,000	30,220
Novartis Capital Corp. 4.40%, 5/6/2044 (b)	25,000	27,892
Pfizer, Inc.:
0.90%, 1/15/2017	15,000	14,940
1.50%, 6/15/2018	7,000	6,942
3.00%, 6/15/2023 (b)	7,000	7,076
4.30%, 6/15/2043	7,000	7,396
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/2022	75,000	72,540
Zoetis, Inc.:
3.25%, 2/1/2023 (b)	15,000	14,713
4.70%, 2/1/2043	15,000	15,240

		523,207

PROFESSIONAL SERVICES — 0.1%
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	15,000	15,109

REAL ESTATE — 0.8%
Brandywine Operating Partnership LP 4.10%, 10/1/2024	25,000	25,050
Omega Healthcare Investors, Inc. 4.95%, 4/1/2024	50,000	52,123
UDR, Inc. 3.75%, 7/1/2024	50,000	50,298

		127,471

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	30,000	31,701
American Tower Corp. 4.50%, 1/15/2018	15,000	15,897
AvalonBay Communities, Inc. 5.70%, 3/15/2017	15,000	16,317
BioMed Realty LP 3.85%, 4/15/2016 (b)	15,000	15,440
Boston Properties LP 4.13%, 5/15/2021	15,000	15,995
Brandywine Operating Partnership LP 4.55%, 10/1/2029	25,000	25,200
Camden Property Trust 4.63%, 6/15/2021	53,000	58,021

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

DDR Corp.:
3.38%, 5/15/2023	$30,000	$29,042
4.75%, 4/15/2018	30,000	32,161
Digital Realty Trust LP 3.63%, 10/1/2022	45,000	44,403
Duke Realty LP:
3.88%, 2/15/2021	75,000	77,415
6.75%, 3/15/2020	7,000	8,217
ERP Operating LP:
2.38%, 7/1/2019	25,000	24,861
4.50%, 7/1/2044 (b)	25,000	26,136
HCP, Inc.:
3.75%, 2/1/2019	22,000	23,036
5.38%, 2/1/2021 (b)	7,000	7,815
Health Care REIT, Inc. 6.13%, 4/15/2020	30,000	34,542
Hospitality Properties Trust 5.00%, 8/15/2022	30,000	31,607
Host Hotels & Resorts LP:
3.75%, 10/15/2023	15,000	14,951
6.00%, 10/1/2021	22,000	25,347
Kilroy Realty LP 5.00%, 11/3/2015	15,000	15,462
Kimco Realty Corp.:
3.20%, 5/1/2021	50,000	50,072
4.30%, 2/1/2018 (b)	15,000	15,901
Liberty Property LP:
4.75%, 10/1/2020	21,000	22,733
6.63%, 10/1/2017 (b)	7,000	7,846
Mack-Cali Realty LP 7.75%, 8/15/2019 (b)	15,000	17,771
National Retail Properties, Inc. 3.80%, 10/15/2022	30,000	30,744
Realty Income Corp. 6.75%, 8/15/2019	15,000	17,647
Regency Centers LP:
3.75%, 6/15/2024	21,000	21,371
5.25%, 8/1/2015	15,000	15,371
Senior Housing Properties Trust 4.30%, 1/15/2016 (b)	15,000	15,277
Simon Property Group LP:
3.38%, 10/1/2024 (b)	25,000	25,355
4.25%, 10/1/2044	25,000	25,437
6.13%, 5/30/2018	15,000	17,082
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	4,000	4,081
4.75%, 6/1/2021	7,000	7,573
Weyerhaeuser Co.:
4.63%, 9/15/2023 (b)	15,000	15,962
7.38%, 3/15/2032	15,000	19,810

		903,599

ROAD & RAIL — 1.9%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023 (b)	15,000	14,898
3.40%, 9/1/2024	25,000	25,416
4.45%, 3/15/2043	15,000	15,719
Canadian National Railway Co.:
2.85%, 12/15/2021 (b)	15,000	15,300
6.20%, 6/1/2036	7,000	9,266
Canadian Pacific Railway Co. 4.45%, 3/15/2023	15,000	16,392
CSX Corp. 3.70%, 10/30/2020	15,000	15,586
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	15,000	15,257
Kansas City Southern de Mexico SA de CV 3.00%, 5/15/2023 (b)	50,000	48,565
Norfolk Southern Corp.:
2.90%, 2/15/2023	10,000	9,850
3.25%, 12/1/2021	7,000	7,184
Ryder System, Inc.:
2.35%, 2/26/2019	15,000	14,890
2.45%, 9/3/2019	30,000	29,665
The Kansas City Southern Railway Co. 4.30%, 5/15/2043	25,000	25,421
Union Pacific Corp.:
3.25%, 1/15/2025 (b)	25,000	25,583
4.16%, 7/15/2022 (b)	15,000	16,440
4.30%, 6/15/2042	7,000	7,348

		312,780

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Applied Materials, Inc.:
2.65%, 6/15/2016	25,000	25,548
4.30%, 6/15/2021 (b)	25,000	27,318
5.85%, 6/15/2041	34,000	40,778
Intel Corp. 4.80%, 10/1/2041	10,000	10,913
Texas Instruments, Inc.:
0.88%, 3/12/2017	50,000	49,671
2.75%, 3/12/2021	25,000	25,245
Xilinx, Inc. 3.00%, 3/15/2021 (b)	30,000	30,244

		209,717

SOFTWARE — 0.5%
CA, Inc. 5.38%, 12/1/2019 (b)	15,000	16,576
Microsoft Corp. 1.63%, 9/25/2015	15,000	15,137
Oracle Corp.:
1.20%, 10/15/2017 (b)	15,000	14,886
6.13%, 7/8/2039	7,000	9,119
Symantec Corp.:
2.75%, 9/15/2015	15,000	15,184
3.95%, 6/15/2022 (b)	15,000	14,948

		85,850

SPECIALTY RETAIL — 1.3%
AutoZone, Inc. 2.88%, 1/15/2023	15,000	14,477
Dollar General Corp. 3.25%, 4/15/2023	22,000	19,824
Lowe’s Cos., Inc. 3.75%, 4/15/2021	15,000	15,938
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	7,000	7,610

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

QVC, Inc.:
5.13%, 7/2/2022	$15,000	$15,812
5.95%, 3/15/2043 (b)	22,000	22,464
Staples, Inc.:
2.75%, 1/12/2018 (b)	15,000	15,009
4.38%, 1/12/2023	15,000	15,001
The Gap, Inc. 5.95%, 4/12/2021	45,000	51,015
The Home Depot, Inc. 5.40%, 9/15/2040	7,000	8,615
TJX Cos., Inc. 6.95%, 4/15/2019 (b)	22,000	26,297

		212,062

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Computer Sciences Corp.:
2.50%, 9/15/2015	22,000	22,199
4.45%, 9/15/2022	15,000	15,073
EMC Corp. 3.38%, 6/1/2023 (b)	22,000	21,921
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018 (b)	4,000	3,980
3.50%, 4/15/2023	6,000	5,947
3.88%, 6/5/2024 (b)	15,000	15,094
Hewlett-Packard Co.:
2.75%, 1/14/2019 (b)	50,000	50,274
3.00%, 9/15/2016	15,000	15,383
International Business Machines Corp. 5.70%, 9/14/2017	50,000	55,640
NetApp, Inc. 2.00%, 12/15/2017	45,000	45,091

		250,602

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Cintas Corp. No. 2 6.15%, 8/15/2036 (b)	12,000	15,250
NIKE, Inc.:
2.25%, 5/1/2023 (b)	22,000	21,227
3.63%, 5/1/2043 (b)	7,000	6,912
V.F. Corp. 6.45%, 11/1/2037	7,000	9,402

		52,791

TOBACCO — 0.6%
Altria Group, Inc.:
2.95%, 5/2/2023 (b)	15,000	14,594
4.50%, 5/2/2043	7,000	7,026
9.25%, 8/6/2019	7,000	9,002
Lorillard Tobacco Co. 3.50%, 8/4/2016 (b)	7,000	7,205
Philip Morris International, Inc.:
1.13%, 8/21/2017	15,000	14,901
3.88%, 8/21/2042 (b)	15,000	14,191
Reynolds American, Inc.:
3.25%, 11/1/2022	15,000	14,570
7.75%, 6/1/2018	7,000	8,175

		89,664

TRADING COMPANIES & DISTRIBUTORS — 0.2%
GATX Corp.:
2.38%, 7/30/2018	7,000	7,011
2.50%, 7/30/2019	30,000	29,710

		36,721

TRANSPORTATION INFRASTRUCTURE — 0.2%
Canadian Pacific Railway Co. 5.75%, 3/15/2033	25,000	30,086

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
America Movil SAB de CV 6.13%, 3/30/2040	25,000	30,078
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (b)	21,000	30,843
Embarq Corp. 7.08%, 6/1/2016 (b)	15,000	16,075
Koninklijke KPN NV 8.38%, 10/1/2030	10,000	13,923
Rogers Communications, Inc. 5.00%, 3/15/2044 (b)	15,000	16,108
Telefonica Emisiones SAU 3.99%, 2/16/2016	15,000	15,427
Vodafone Group PLC 2.95%, 2/19/2023	30,000	28,750

		151,204

TOTAL CORPORATE BONDS & NOTES —
(Cost $15,009,730)		15,211,801

	Shares
SHORT TERM INVESTMENTS — 17.4%
MONEY MARKET FUNDS — 17.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,890,930	1,890,930
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	903,560	903,560

TOTAL SHORT TERM INVESTMENT — (f)
(Cost $2,794,490)		2,794,490

TOTAL INVESTMENTS — 112.0% (g)
(Cost $17,804,220)		18,006,291
OTHER ASSETS & LIABILITIES — (12.0)%		(1,935,968)

NET ASSETS — 100.0%		$16,070,323

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 72.2%
AUTOMOBILES — 4.6%
Fiat Chrysler Automobiles NV 7.88%, 12/15/2016	$400,000	$42,864,000
Tesla Motors, Inc.:
0.25%, 3/1/2019 (a)	24,952,000	23,023,235
1.25%, 3/1/2021 (a)	37,000,000	33,418,030
1.50%, 6/1/2018	17,508,000	32,422,890

		131,728,155

BIOTECHNOLOGY — 1.6%
Illumina, Inc.:
Zero Coupon, 6/15/2019 (a)(b)(c)	15,500,000	17,198,645
0.50%, 6/15/2021 (a)(b)	15,600,000	17,777,136
Isis Pharmaceuticals, Inc. 1.00%, 11/15/2021 (b)	9,000,000	10,156,590

		45,132,371

BUILDING PRODUCTS — 1.9%
Cemex SAB de CV:
3.25%, 3/15/2016	27,587,000	32,006,437
3.75%, 3/15/2018 (a)	18,388,000	22,413,317

		54,419,754

CAPITAL MARKETS — 0.5%
Ares Capital Corp. 5.75%, 2/1/2016 (a)	15,448,000	15,878,999

COMMUNICATIONS EQUIPMENT — 1.9%
Ciena Corp. 0.88%, 6/15/2017 (a)	13,800,000	13,697,880
JDS Uniphase Corp. 0.63%, 8/15/2033 (a)	17,450,000	18,439,415
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019 (a)(b)(c)	16,500,000	20,797,755

		52,935,050

ENERGY EQUIPMENT & SERVICES — 0.5%
SolarCity Corp. 1.63%, 11/1/2019 (b)	16,207,000	14,428,655

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Hologic, Inc. 2.00%, 3/1/2042 (d)	13,752,000	15,310,789

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Anthem, Inc. 2.75%, 10/15/2042	40,643,000	70,153,882
Molina Healthcare, Inc. 1.13%, 1/15/2020 (a)	15,400,000	21,338,240

		91,492,122

HOTELS, RESTAURANTS & LEISURE — 1.3%
MGM Resorts International 4.25%, 4/15/2015	31,014,000	36,500,377

HOUSEHOLD DURABLES — 1.5%
Jarden Corp.:
1.13%, 3/15/2034 (a)(b)	18,750,000	21,083,438
1.88%, 9/15/2018	13,625,000	21,518,916

		42,602,354

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	15,280,000	17,880,045

INTERNET & CATALOG RETAIL — 3.2%
The Priceline Group, Inc.:
0.35%, 6/15/2020 (a)	26,152,000	29,470,950
0.90%, 9/15/2021 (b)	26,850,000	25,717,145
1.00%, 3/15/2018	26,586,000	35,264,734

		90,452,829

INTERNET SOFTWARE & SERVICES — 10.5%
Ctrip.com International, Ltd. 1.25%, 10/15/2018	21,500,000	20,970,971
LinkedIn Corp. 0.50%, 11/1/2019 (b)	35,000,000	36,849,400
Qihoo 360 Technology Co., Ltd.:
0.50%, 8/15/2020 (b)	14,100,000	12,284,639
1.75%, 8/15/2021 (b)	14,500,000	12,019,993
2.50%, 9/15/2018 (b)	16,150,000	15,503,822
SINA Corp. 1.00%, 12/1/2018 (a)	21,700,000	19,928,238
Twitter, Inc.:
0.25%, 9/15/2019 (b)	24,400,000	21,299,248
1.00%, 9/15/2021 (a)(b)	25,750,000	22,415,298
VeriSign, Inc. 4.09%, 8/15/2037 (a)	33,298,000	57,224,278
Vipshop Holdings, Ltd. 1.50%, 3/15/2019	18,000,000	21,421,440
Yahoo!, Inc. Zero Coupon, 12/1/2018 (c)	38,450,000	43,572,694
Yandex NV 1.13%, 12/15/2018 (a)(b)	18,550,000	15,256,206

		298,746,227

MEDIA — 2.1%
Liberty Interactive LLC 0.75%, 3/30/2043	23,850,000	33,935,450
Liberty Media Corp. 1.38%, 10/15/2023 (a)	27,027,000	26,690,108

		60,625,558

METALS & MINING — 0.6%
Newmont Mining Corp. 1.63%, 7/15/2017 (a)	15,811,000	16,067,138

OIL, GAS & CONSUMABLE FUELS — 3.1%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	31,323,000	30,450,654
Cobalt International Energy, Inc.:
2.63%, 12/1/2019	37,465,000	23,217,061
3.13%, 5/15/2024 (a)	35,715,000	23,846,905
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	20,323,000	10,548,308

		88,062,928

PHARMACEUTICALS — 5.7%
Herbalife, Ltd. 2.00%, 8/15/2019 (b)	30,800,000	22,673,112
Jazz Investments I, Ltd. 1.88%, 8/15/2021 (a)(b)	15,972,000	18,195,303

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Mylan, Inc. 3.75%, 9/15/2015	$15,306,000	$64,797,492
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019	19,000,000	34,759,740
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026 (a)	15,147,000	20,696,709

		161,122,356

REAL ESTATE INVESTMENT TRUSTS — 1.9%
American Realty Capital Properties, Inc. 3.00%, 8/1/2018	15,900,000	14,622,435
Annaly Capital Management, Inc. 5.00%, 5/15/2015 (a)	21,135,000	21,065,825
Starwood Property Trust, Inc. 4.55%, 3/1/2018	16,362,000	17,372,026

		53,060,286

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.7%
Intel Corp.:
2.95%, 12/15/2035 (a)	43,669,000	57,590,677
3.25%, 8/1/2039	52,328,000	91,320,209
Microchip Technology, Inc. 2.13%, 12/15/2037	31,192,000	55,734,178
Micron Technology, Inc. 3.00%, 11/15/2043 (a)	27,450,000	36,224,118
Novellus Systems, Inc. 2.63%, 5/15/2041	18,600,000	42,540,990
NVIDIA Corp. 1.00%, 12/1/2018	40,050,000	45,665,010
NXP Semiconductors NV 1.00%, 12/1/2019 (a)(b)	30,500,000	31,293,000
SunEdison, Inc.:
0.25%, 1/15/2020 (a)(b)	16,040,000	15,614,154
2.00%, 10/1/2018 (b)	14,900,000	21,881,991
2.75%, 1/1/2021 (a)(b)	16,600,000	24,886,056
Xilinx, Inc. 2.63%, 6/15/2017	15,901,000	23,982,842

		446,733,225

SOFTWARE — 6.5%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019 (a)(b)(c)	19,750,000	20,583,252
Citrix Systems, Inc. 0.50%, 4/15/2019 (a)(b)	38,800,000	40,970,084
Electronic Arts, Inc. 0.75%, 7/15/2016	17,277,000	26,046,114
Nuance Communications, Inc. 2.75%, 11/1/2031 (a)	18,840,000	18,700,584
Red Hat, Inc. 0.25%, 10/1/2019 (a)(b)	20,850,000	24,630,939
Salesforce.com, Inc. 0.25%, 4/1/2018 (a)	31,832,000	36,145,236
ServiceNow, Inc. Zero Coupon, 11/1/2018 (a)(c)	15,048,000	17,096,936

		184,173,145

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
SanDisk Corp.:
0.50%, 10/15/2020 (a)	40,102,000	48,147,664
1.50%, 8/15/2017	26,994,000	51,840,088

		99,987,752

THRIFTS & MORTGAGE FINANCE — 0.7%
MGIC Investment Corp. 2.00%, 4/1/2020 (a)	13,200,000	19,328,760

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)(e)	17,073,000	18,737,618

TOTAL CORPORATE BONDS & NOTES —
(Cost $1,826,616,995)		2,055,406,493

	Shares
CONVERTIBLE PREFERRED STOCKS — 27.1%
AEROSPACE & DEFENSE — 1.3%
United Technologies Corp. Zero Coupon, 12/31/2049 (a)	578,000	35,448,740

BANKS — 4.4%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	105,216	126,259,200

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp. Series L 7.25%, 12/31/2049	81,733	95,053,027

ELECTRIC UTILITIES — 3.7%
AES Trust III 6.75%, 10/15/2029 (a)	288,478	14,680,646
Exelon Corp. 6.50%, 6/1/2017 (a)	629,000	33,022,500
NextEra Energy, Inc.:
5.60%, 6/1/2015	322,600	22,114,230
5.80%, 9/1/2016	233,500	13,470,615
5.89%, 9/1/2015	347,500	23,261,650

		106,549,641

FOOD PRODUCTS — 2.1%
Bunge, Ltd. 4.88%, 12/31/2049 (a)	183,000	20,587,500
Tyson Foods, Inc. 4.75%, 7/15/2017	771,500	38,752,445

		59,339,945

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	48,011	15,123,465

MACHINERY — 0.9%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	179,382	24,733,190

METALS & MINING — 2.7%
Alcoa, Inc. 5.38%, 10/1/2017 (a)	627,500	31,657,375
ArcelorMittal 6.00%, 1/15/2016 (a)	2,208,450	38,206,185

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016	813,350	$5,449,445

		75,313,005

MULTI-UTILITIES — 2.2%
Dominion Resources, Inc.:
6.13%, 4/1/2016	285,450	17,129,855
6.00%, 7/1/2016	294,600	17,711,352
6.38%, 7/1/2017	527,500	27,435,275

		62,276,482

OIL, GAS & CONSUMABLE FUELS — 1.9%
CenterPoint Energy, Inc. 3.94%, 9/15/2029 (d)	387,421	26,055,999
Chesapeake Energy Corp. 5.75%, 12/31/2049 (a)(b)	28,900	29,310,958

		55,366,957

REAL ESTATE INVESTMENT TRUSTS — 2.3%
American Tower Corp. 5.25%, 5/15/2017	157,500	18,106,200
Health Care REIT, Inc. Series I 6.50%, 12/31/2049	385,438	25,381,092
Weyerhaeuser Co. 6.38%, 7/1/2016	370,000	21,349,000

		64,836,292

THRIFTS & MORTGAGE FINANCE — 0.2%
Federal National Mortgage Association 5.38%, 12/31/2049	431	4,848,750

WIRELESS TELECOMMUNICATION SERVICES — 1.6%
Crown Castle International Corp. 4.50%, 11/1/2016	261,000	26,880,390
T-Mobile US, Inc. 5.50%, 12/15/2017	375,000	19,871,250

		46,751,640

TOTAL CONVERTIBLE PREFERRED STOCKS — (f)
(Cost $761,883,511)		771,900,334

COMMON STOCKS — 0.0% (g)
THRIFTS & MORTGAGE FINANCE — 0.0% (g)
Federal National Mortgage Association (a)(c) (Cost $110,270)	100,000	205,500

SHORT TERM INVESTMENTS — 12.4%
MONEY MARKET FUNDS — 12.4%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	315,045,565	315,045,565
State Street Institutional Liquid Reserves Fund 0.07% (i)(j)	36,376,621	36,376,621

TOTAL SHORT TERM INVESTMENT — (f)
(Cost $351,422,186)		351,422,186

TOTAL INVESTMENTS — 111.7% (k)
(Cost $2,940,032,962)		3,178,934,513
OTHER ASSETS & LIABILITIES — (11.7)%		(332,176,965)

NET ASSETS — 100.0%		$2,846,757,548

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.7% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security
(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2014. Maturity date disclosed is the ultimate maturity.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 21.8%
Fannie Mae
2.50%, 15yr TBA (a)	$2,600,000	$2,647,125
3.00%, 15yr TBA (a)	850,000	883,203
3.00%, 30yr TBA (a)	1,900,000	1,923,156
3.50%, 15yr TBA (a)	575,000	607,254
3.50%, 30yr TBA (a)	3,700,000	3,858,406
4.00%, 30yr TBA (a)	2,050,000	2,188,375
5.00%, 30yr TBA (a)	300,000	331,453
Freddie Mac
2.50%, 15yr TBA (a)	1,500,000	1,525,547
3.50%, 15yr TBA (a)	500,000	527,735
3.50%, 30yr TBA (a)	2,100,000	2,184,492
4.00%, 30yr TBA (a)	2,250,000	2,399,063
Ginnie Mae
3.00%, 30yr TBA (a)	1,000,000	1,023,125
3.00%, 30yr TBA (a)	2,800,000	2,863,875
3.50%, 30yr TBA (a)	2,500,000	2,625,195
3.50%, 30yr TBA (a)	600,000	629,953
4.00%, 30yr TBA (a)	1,500,000	1,609,571

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $27,606,367)		27,827,528

FEDERAL HOME LOAN MORTGAGE CORPORATION — 22.5%
Freddie Mac:
2.50%, 6/1/2028 15yr (b)	345,338	351,579
2.50%, 6/1/2028 15yr (b)	170,488	173,569
2.50%, 10/1/2029 15yr (b)	197,299	200,870
3.00%, 2/1/2029 15yr (b)	138,262	143,618
3.00%, 5/1/2029 15yr (b)	1,152,958	1,197,624
3.00%, 7/1/2029 15yr (b)	335,232	348,219
3.00%, 8/1/2029 15yr (b)	1,161,480	1,206,476
3.00%, 9/1/2029 15yr (b)	973,113	1,010,811
3.00%, 9/1/2029 15yr (b)	244,646	254,124
3.00%, 11/1/2029 15yr (b)	348,142	361,629
3.00%, 3/1/2043 30yr (b)	1,197,462	1,211,231
3.00%, 6/1/2043 30yr (b)	238,525	241,268
3.00%, 7/1/2043 30yr (b)	467,505	472,880
3.00%, 8/1/2043 30yr (b)	235,337	238,043
3.00%, 9/1/2043 30yr (b)	243,656	246,458
3.00%, 10/1/2043 30yr (b)	239,371	242,124
3.00%, 10/1/2043 30yr (b)	1,877,790	1,899,381
3.50%, 1/1/2029 15yr (b)	167,800	177,289
3.50%, 7/1/2042 30yr (b)	286,236	298,001
3.50%, 5/1/2043 30yr (b)	1,458,109	1,518,023
3.50%, 11/1/2043 30yr (b)	322,343	335,589
3.50%, 6/1/2044 30yr (b)	724,720	754,524
3.50%, 8/1/2044 30yr (b)	294,675	306,793
3.50%, 10/1/2044 30yr (b)	248,271	258,481
3.50%, 11/1/2044 30yr (b)	498,475	518,974
4.00%, 5/1/2021 15yr (b)	773,199	825,410
4.00%, 10/1/2040 30yr (b)	550,872	587,688
4.00%, 12/1/2041 30yr (b)	357,567	381,477
4.00%, 4/1/2042 30yr (b)	198,402	211,669
4.00%, 5/1/2044 30yr (b)	369,251	393,888
4.00%, 5/1/2044 30yr (b)	195,013	208,025
4.00%, 7/1/2044 30yr (b)	1,212,328	1,293,219
4.00%, 10/1/2044 30yr (b)	1,087,643	1,160,214
4.50%, 2/1/2039 30yr (b)	366,785	397,840
4.50%, 7/1/2041 30yr (b)	683,200	741,773
4.50%, 9/1/2041 30yr (b)	227,876	247,413
4.50%, 10/1/2043 30yr (b)	552,576	599,137
4.50%, 3/1/2044 30yr (b)	546,749	592,951
4.50%, 9/1/2044 30yr (b)	1,432,274	1,553,307
5.00%, 9/1/2038 30yr (b)	168,440	185,538
5.00%, 12/1/2038 30yr (b)	745,241	820,815
5.00%, 1/1/2039 30yr (b)	677,285	746,035
5.00%, 9/1/2039 30yr (b)	373,083	410,953
5.00%, 12/1/2041 30yr (b)	780,585	862,121
5.50%, 1/1/2028 20yr (b)	142,200	159,577
5.50%, 9/1/2035 30yr (b)	29,163	32,642
5.50%, 6/1/2036 30yr (b)	95,423	106,417
5.50%, 12/1/2036 30yr (b)	139,126	155,154
5.50%, 7/1/2037 30yr (b)	1,063,051	1,185,524
5.50%, 4/1/2038 30yr (b)	894,931	997,941
5.50%, 5/1/2038 30yr (b)	13,948	15,553

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION —
(Cost $28,328,875)		28,839,859

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 35.0%
Fannie Mae:
2.50%, 7/1/2028 15yr (b)	457,435	466,200
2.50%, 8/1/2028 15yr (b)	877,554	894,369
2.50%, 10/1/2028 15yr (b)	325,705	331,946
3.00%, 11/1/2028 15yr (b)	637,980	663,533
3.00%, 6/1/2029 15yr (b)	239,730	249,337
3.00%, 7/1/2029 15yr (b)	475,091	494,131
3.00%, 8/1/2029 15yr (b)	331,429	344,712
3.00%, 9/1/2029 15yr (b)	243,503	253,262
3.00%, 4/1/2043 30yr (b)	909,602	921,544
3.00%, 4/1/2043 30yr (b)	895,285	907,039
3.00%, 5/1/2043 30yr (b)	239,891	243,040
3.00%, 5/1/2043 30yr (b)	412,937	418,358
3.00%, 5/1/2043 30yr (b)	458,788	464,812
3.00%, 6/1/2043 30yr (b)	1,138,214	1,153,157
3.00%, 7/1/2043 30yr (b)	240,192	243,345
3.00%, 8/1/2043 30yr (b)	1,121,376	1,136,099
3.00%, 8/1/2043 30yr (b)	934,372	946,639
3.00%, 8/1/2043 30yr (b)	157,377	159,443
3.00%, 9/1/2043 30yr (b)	393,532	398,698
3.00%, 1/1/2044 30yr (b)	248,298	251,558
3.50%, 11/1/2025 15yr (b)	649,812	687,585
3.50%, 1/1/2027 15yr (b)	332,351	351,670
3.50%, 10/1/2029 15yr (b)	170,835	180,605
3.50%, 6/1/2034 20yr (b)	931,764	978,750
3.50%, 7/1/2034 20yr (b)	1,116,208	1,172,495
3.50%, 1/1/2041 30yr (b)	684,691	714,541
3.50%, 5/1/2042 30yr (b)	1,398,421	1,459,463
3.50%, 6/1/2042 30yr (b)	1,188,572	1,240,454
3.50%, 1/1/2043 30yr (b)	341,446	356,351
3.50%, 5/1/2043 30yr (b)	179,698	187,536
3.50%, 5/1/2043 30yr (b)	575,067	600,151
3.50%, 1/1/2044 30yr (b)	430,130	448,892
3.50%, 9/1/2044 30yr (b)	987,410	1,030,557
3.50%, 10/1/2044 30yr (b)	247,704	258,528
4.00%, 5/1/2020 15yr (b)	387,438	410,854
4.00%, 5/1/2020 15yr (b)	11,662	12,360
4.00%, 12/1/2020 15yr (b)	224,420	237,983

See accompanying notes to financial statements.

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.00%, 7/1/2021 10yr (b)	$160,429	$171,330
4.00%, 8/1/2026 15yr (b)	268,091	285,880
4.00%, 1/1/2034 20yr (b)	899,950	967,352
4.00%, 10/1/2040 30yr (b)	926,500	989,550
4.00%, 2/1/2041 30yr (b)	951,815	1,016,587
4.00%, 10/1/2041 30yr (b)	274,967	293,698
4.00%, 12/1/2041 30yr (b)	948,666	1,013,288
4.00%, 4/1/2042 30yr (b)	1,098,032	1,172,907
4.00%, 10/1/2043 30yr (b)	886,334	946,314
4.00%, 12/1/2043 30yr (b)	517,929	552,978
4.00%, 2/1/2044 30yr (b)	933,280	996,784
4.00%, 6/1/2044 30yr (b)	382,264	408,274
4.00%, 7/1/2044 30yr (b)	476,120	508,517
4.00%, 7/1/2044 30yr (b)	963,383	1,028,935
4.00%, 9/1/2044 30yr (b)	293,016	312,954
4.00%, 10/1/2044 30yr (b)	245,926	262,659
4.50%, 8/1/2015 10yr (b)	102,528	107,695
4.50%, 9/1/2018 15yr (b)	180,550	189,643
4.50%, 4/1/2019 10yr (b)	174,555	183,529
4.50%, 11/1/2024 15yr (b)	161,629	172,269
4.50%, 5/1/2041 30yr (b)	637,299	692,416
4.50%, 1/1/2042 30yr (b)	990,726	1,076,552
4.50%, 9/1/2043 30yr (b)	1,350,000	1,466,754
4.50%, 9/1/2043 30yr (b)	299,742	325,443
4.50%, 3/1/2044 30yr (b)	295,114	320,547
4.50%, 4/1/2044 30yr (b)	254,885	276,851
4.50%, 6/1/2044 30yr (b)	1,200,096	1,303,521
4.50%, 10/1/2044 30yr (b)	1,246,877	1,354,334
5.00%, 9/1/2015 10yr (b)	57,851	60,901
5.00%, 1/1/2017 15yr (b)	90,352	95,159
5.00%, 2/1/2019 15yr (b)	187,587	197,648
5.00%, 3/1/2019 15yr (b)	147,452	155,361
5.00%, 7/1/2040 30yr (b)	528,682	584,782
5.00%, 9/1/2040 30yr (b)	511,689	565,985
5.00%, 12/1/2040 30yr (b)	1,046,677	1,157,742
5.50%, 11/1/2038 30yr (b)	323,383	361,424
5.50%, 12/1/2038 30yr (b)	156,497	174,907
5.50%, 12/1/2039 30yr (b)	306,682	342,758
6.00%, 1/1/2037 30yr (b)	173,513	196,554
6.00%, 9/1/2037 30yr (b)	207,182	234,693
6.00%, 6/1/2040 30yr (b)	384,027	435,021
6.00%, 10/1/2040 30yr (b)	499,068	565,182

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $44,237,365)		44,795,675

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 19.8%
Ginnie Mae:
2.50%, 1/20/2043 30yr (a)(b)	200,206	198,288
3.00%, 8/20/2042 30yr (b)	901,040	923,609
3.00%, 12/20/2042 30yr (b)	891,406	913,734
3.00%, 8/20/2043 30yr (b)	711,158	728,563
3.50%, 11/20/2042 30yr (b)	264,235	278,052
3.50%, 3/20/2043 30yr (b)	179,464	188,675
3.50%, 9/20/2043 30yr (b)	903,570	949,943
3.50%, 1/20/2044 30yr (b)	925,770	973,283
3.50%, 3/20/2044 30yr (b)	642,078	674,996
3.50%, 4/20/2044 30yr (b)	931,684	979,449
3.50%, 5/20/2044 30yr (b)	940,637	988,860
3.50%, 7/20/2044 30yr (b)	486,517	511,459
3.50%, 8/20/2044 30yr (b)	1,176,468	1,236,783
3.50%, 10/20/2044 30yr (b)	298,484	313,786
4.00%, 2/15/2040 30yr (b)	66,056	71,226
4.00%, 11/20/2041 30yr (b)	763,757	820,209
4.00%, 2/20/2042 30yr (b)	724,782	777,425
4.00%, 5/20/2042 30yr (b)	414,942	445,081
4.00%, 8/20/2042 30yr (b)	181,131	194,287
4.00%, 8/20/2043 30yr (b)	623,333	668,354
4.00%, 3/20/2044 30yr (b)	694,015	744,392
4.00%, 6/20/2044 30yr (b)	937,651	1,005,713
4.00%, 7/20/2044 30yr (b)	713,343	765,124
4.00%, 8/20/2044 30yr (b)	290,698	311,799
4.50%, 6/15/2039 30yr (b)	206,312	226,157
4.50%, 9/20/2040 30yr (b)	426,732	469,022
4.50%, 3/15/2041 30yr (b)	268,832	295,566
4.50%, 6/15/2041 30yr (b)	190,069	208,092
4.50%, 7/15/2041 30yr (b)	312,411	342,035
4.50%, 7/20/2041 30yr (b)	796,585	872,396
4.50%, 10/20/2043 30yr (b)	244,658	267,327
4.50%, 12/20/2043 30yr (b)	839,783	917,593
4.50%, 1/20/2044 30yr (b)	429,755	469,574
4.50%, 4/20/2044 30yr (b)	643,336	702,944
5.00%, 12/15/2038 30yr (b)	145,656	160,500
5.00%, 5/15/2039 30yr (b)	145,366	161,378
5.00%, 9/20/2042 30yr (b)	130,047	143,579
5.00%, 11/20/2042 30yr (b)	693,520	759,103
5.00%, 3/20/2043 30yr (b)	143,299	158,209
5.00%, 4/20/2043 30yr (b)	634,162	700,149
5.00%, 5/20/2043 30yr (b)	131,213	143,622
5.00%, 8/20/2043 30yr (b)	649,444	713,967
5.00%, 6/20/2044 30yr (b)	250,095	274,942
5.50%, 9/15/2035 30yr (b)	439,185	493,676
5.50%, 7/15/2038 30yr (b)	49,578	55,378
5.50%, 3/15/2039 30yr (b)	641,553	717,103
6.00%, 8/15/2040 30yr (b)	143,561	162,412
6.00%, 9/15/2040 30yr (b)	232,651	262,656

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $24,939,527)		25,340,470

See accompanying notes to financial statements.

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 23.4%
MONEY MARKET FUND — 23.4%
State Street Institutional Liquid Reserves Fund 0.07% (b)(c)(d)(e) (Cost $29,882,523)	29,882,523	$29,882,523

TOTAL INVESTMENTS — 122.5% (f)
(Cost $154,994,657)		156,686,055
OTHER ASSETS & LIABILITIES — (22.5)%		(28,776,884)

NET ASSETS — 100.0%		$127,909,171

(a)	When-issued security
(b)	Security, or a portion of the security has been designated as collateral for TBA securities.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
TBA = To Be Announced

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 26.5%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 2.25%, 11/15/2022 (a)	$100,000	$95,631
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	50,000	55,109
5.30%, 3/1/2018	250,000	278,205
5.38%, 3/1/2041	100,000	124,112
L-3 Communications Corp.:
3.95%, 11/15/2016	100,000	104,263
5.20%, 10/15/2019 (a)	135,000	148,303
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	258,287
4.07%, 12/15/2042	125,000	125,692
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	200,535
5.05%, 11/15/2040	20,000	22,338
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	97,052
Raytheon Co. 2.50%, 12/15/2022	125,000	121,436
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	104,364
4.80%, 12/15/2043	100,000	113,950
Textron, Inc. 3.88%, 3/1/2025	55,000	55,097
The Boeing Co. 6.13%, 2/15/2033	165,000	218,352
United Technologies Corp.:
4.50%, 4/15/2020	60,000	66,360
5.38%, 12/15/2017	250,000	277,687
5.70%, 4/15/2040	210,000	264,245
6.05%, 6/1/2036	100,000	129,700

		2,860,718

AIR FREIGHT & LOGISTICS — 0.1%
FedEx Corp. 2.63%, 8/1/2022	100,000	97,846
United Parcel Service, Inc.:
2.45%, 10/1/2022	100,000	97,753
5.13%, 4/1/2019	100,000	112,209
6.20%, 1/15/2038	100,000	132,067

		439,875

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 1/15/2023	188,794	201,065
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	92,617	94,701
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 10/29/2024 (a)	18,935	19,172
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019	67,827	72,236
Southwest Airlines Co. 2.75%, 11/6/2019 (a)	50,000	50,208
United Airlines 2013-1Pass Through Trust, Class A 4.30%, 8/15/2025	100,000	103,000
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	90,568	95,097

		635,479

AUTO COMPONENTS — 0.1%
Delphi Corp. 4.15%, 3/15/2024	40,000	41,504
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	63,935
5.50%, 1/15/2016 (a)	250,000	261,789
Magna International, Inc. 3.63%, 6/15/2024	100,000	100,556

		467,784

AUTOMOBILES — 0.1%
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	190,426
PACCAR Financial Corp. 1.10%, 6/6/2017	200,000	199,001

		389,427

BANKS — 3.2%
Abbey National Treasury Services PLC:
2.35%, 9/10/2019	100,000	99,928
3.05%, 8/23/2018	100,000	103,293
Australia & New Zealand Banking Group, Ltd. 1.45%, 5/15/2018	250,000	247,181
Banco do Brasil SA 3.88%, 10/10/2022	200,000	183,020
Bancolombia SA 5.95%, 6/3/2021	100,000	107,510
Bank of Montreal:
1.30%, 7/15/2016	200,000	201,042
2.50%, 1/11/2017	225,000	230,708
Bank of Nova Scotia:
1.25%, 4/11/2017	50,000	49,822
2.05%, 10/30/2018	250,000	249,759
Barclays Bank PLC:
2.50%, 2/20/2019	50,000	50,577
3.75%, 5/15/2024	200,000	205,996
Barclays PLC 2.75%, 11/8/2019	300,000	299,508
BB&T Corp.:
2.05%, 6/19/2018 (a)	250,000	250,764
3.95%, 4/29/2016	100,000	103,707
BNP Paribas SA:
2.70%, 8/20/2018	100,000	102,173
3.25%, 3/3/2023 (a)	100,000	101,769
3.60%, 2/23/2016	300,000	308,406
5.00%, 1/15/2021	200,000	225,783
BPCE SA 4.00%, 4/15/2024 (a)	250,000	261,774
Branch Banking & Trust Co. 3.80%, 10/30/2026	250,000	254,167

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Canadian Imperial Bank of Commerce/Canada 1.35%, 7/18/2016	$200,000	$201,047
Citizens Bank NA/Providence RI 2.45%, 12/4/2019	100,000	99,603
Comerica, Inc. 2.13%, 5/23/2019	100,000	99,040
Commonwealth Bank of Australia/New York, NY:
1.40%, 9/8/2017 (a)	300,000	298,903
2.50%, 9/20/2018	225,000	228,880
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
4.50%, 1/11/2021	100,000	109,987
4.63%, 12/1/2023	200,000	210,459
5.25%, 5/24/2041	250,000	293,996
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 1.70%, 3/19/2018	250,000	249,484
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	100,000	106,521
Corp. Andina de Fomento:
1.50%, 8/8/2017	100,000	100,286
3.75%, 1/15/2016 (a)	100,000	103,048
Council Of Europe Development Bank 1.25%, 9/22/2016	350,000	353,451
Credit Suisse of New York, NY:
2.30%, 5/28/2019	250,000	249,415
4.38%, 8/5/2020	250,000	270,846
5.40%, 1/14/2020	100,000	111,754
Deutsche Bank AG 4.30%, 5/24/2028 (b)	200,000	194,117
Deutsche Bank AG London:
1.35%, 5/30/2017	200,000	199,011
6.00%, 9/1/2017	250,000	278,047
Discover Bank/Greenwood DE 4.20%, 8/8/2023	125,000	130,561
Export-Import Bank of Korea 4.00%, 1/14/2024	300,000	323,001
Fifth Third Bancorp:
3.63%, 1/25/2016	100,000	102,693
4.30%, 1/16/2024	100,000	104,355
Fifth Third Bank 1.15%, 11/18/2016	200,000	199,562
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	531,533
4.88%, 1/14/2022	100,000	111,652
5.10%, 4/5/2021	50,000	56,487
6.10%, 1/14/2042	35,000	46,397
6.50%, 9/15/2037	250,000	318,683
6.80%, 6/1/2038	100,000	132,260
International Finance Corp.:
1.75%, 9/4/2018	250,000	252,513
2.25%, 4/11/2016	550,000	562,261
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	151,177
3.88%, 1/16/2018	200,000	207,969
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	449,050
KeyCorp 2.30%, 12/13/2018	200,000	200,325
KFW:
Zero Coupon, 4/18/2036 (c)	200,000	107,703
0.50%, 7/15/2016	200,000	199,744
0.75%, 3/17/2017	100,000	99,746
0.88%, 12/15/2017	200,000	198,317
1.88%, 4/1/2019 (a)	250,000	252,864
2.13%, 1/17/2023	200,000	199,315
Korea Development Bank 4.00%, 9/9/2016	100,000	104,326
Kreditanstalt fuer Wiederaufbau:
1.25%, 2/15/2017	225,000	226,938
2.00%, 10/4/2022 (a)	125,000	123,552
2.38%, 8/25/2021	700,000	714,782
2.63%, 2/16/2016	1,950,000	1,996,819
2.75%, 9/8/2020	100,000	104,527
4.50%, 7/16/2018	215,000	237,653
Landwirtschaftliche Rentenbank:
1.00%, 4/4/2018	150,000	148,377
1.88%, 9/17/2018	400,000	405,635
Lloyds Bank PLC 4.20%, 3/28/2017	125,000	132,469
MUFG Union Bank NA:
1.50%, 9/26/2016	100,000	100,509
5.95%, 5/11/2016	100,000	106,058
National Australia Bank/New York 2.75%, 3/9/2017 (a)	150,000	154,647
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016	200,000	203,953
PNC Bank NA:
1.30%, 10/3/2016	250,000	250,917
3.30%, 10/30/2024 (a)	250,000	253,252
PNC Funding Corp. 5.13%, 2/8/2020	150,000	168,322
Regions Financial Corp. 2.00%, 5/15/2018	100,000	98,851
Royal Bank of Canada:
1.20%, 9/19/2017	100,000	99,384
1.25%, 6/16/2017	200,000	199,136
1.45%, 9/9/2016	200,000	201,274
2.20%, 7/27/2018	100,000	101,010
2.20%, 9/23/2019	100,000	100,700
2.30%, 7/20/2016	305,000	311,103
Societe Generale SA 2.75%, 10/12/2017 (a)	300,000	307,862
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017 (a)	200,000	199,128
3.95%, 7/19/2023	250,000	265,004
SunTrust Banks, Inc.:
2.75%, 5/1/2023	200,000	194,834
7.25%, 3/15/2018	60,000	68,215
Svenska Handelsbanken AB 2.50%, 1/25/2019 (a)	250,000	254,210
The Bank of Nova Scotia:
1.38%, 12/18/2017	50,000	49,562
1.45%, 4/25/2018	100,000	98,604

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.80%, 7/21/2021	$150,000	$149,949
2.90%, 3/29/2016 (a)	100,000	102,559
The Huntington National Bank 1.38%, 4/24/2017	200,000	198,893
The Korea Development Bank 3.50%, 8/22/2017	250,000	259,742
The Toronto-Dominion Bank:
1.40%, 4/30/2018 (a)	100,000	98,725
1.50%, 9/9/2016	100,000	100,855
2.13%, 7/2/2019 (a)	100,000	99,655
2.25%, 11/5/2019 (a)	100,000	99,743
2.38%, 10/19/2016 (a)	100,000	102,359
US Bancorp:
1.95%, 11/15/2018	200,000	200,320
3.60%, 9/11/2024	150,000	152,145
3.70%, 1/30/2024 (a)	250,000	262,219
Wachovia Corp.:
5.63%, 10/15/2016	200,000	214,695
5.75%, 2/1/2018	125,000	139,918
Wells Fargo & Co.:
2.13%, 4/22/2019 (a)	300,000	299,248
2.15%, 1/15/2019	200,000	200,338
3.45%, 2/13/2023	100,000	100,393
3.50%, 3/8/2022	500,000	521,835
3.68%, 6/15/2016	300,000	310,916
4.13%, 8/15/2023	100,000	104,661
4.48%, 1/16/2024	300,000	318,221
5.61%, 1/15/2044	300,000	352,569
Wells Fargo Bank NA 5.85%, 2/1/2037	200,000	250,633
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	102,000
Westpac Banking Corp. 4.88%, 11/19/2019	200,000	223,596

		25,280,750

BEVERAGES — 0.5%
Anheuser-Busch Cos LLC 6.00%, 11/1/2041	100,000	126,967
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	100,000	94,306
5.38%, 1/15/2020	335,000	380,228
6.38%, 1/15/2040	250,000	329,211
7.75%, 1/15/2019	250,000	302,197
8.20%, 1/15/2039	100,000	155,080
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	150,094
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	145,621
3.88%, 4/29/2043 (a)	100,000	98,110
5.75%, 10/23/2017	250,000	277,467
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021	150,000	152,931
Molson Coors Brewing Co. 5.00%, 5/1/2042 (a)	50,000	53,687
PepsiCo, Inc.:
0.70%, 2/26/2016	300,000	299,560
2.75%, 3/5/2022	150,000	148,319
3.60%, 8/13/2042	100,000	93,082
4.25%, 10/22/2044	75,000	77,600
4.50%, 1/15/2020	100,000	110,631
The Coca-Cola Co.:
1.15%, 4/1/2018	200,000	197,540
3.15%, 11/15/2020	70,000	72,991
3.20%, 11/1/2023 (a)	300,000	308,287

		3,573,909

BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.25%, 5/22/2017	200,000	198,465
2.20%, 5/22/2019	100,000	99,228
2.50%, 11/15/2016 (a)	100,000	102,122
3.88%, 11/15/2021	100,000	104,951
4.10%, 6/15/2021	100,000	106,516
4.50%, 3/15/2020	50,000	54,326
5.15%, 11/15/2041	324,000	360,781
5.70%, 2/1/2019	100,000	112,446
5.75%, 3/15/2040	55,000	65,142
Celgene Corp.:
2.30%, 8/15/2018	100,000	100,243
3.63%, 5/15/2024	150,000	152,347
Gilead Sciences, Inc.:
2.35%, 2/1/2020 (a)	200,000	200,314
3.50%, 2/1/2025 (a)	50,000	51,067
4.50%, 4/1/2021	200,000	219,540
4.50%, 2/1/2045	40,000	42,602
4.80%, 4/1/2044	100,000	110,549
Life Technologies Corp. 6.00%, 3/1/2020	100,000	114,482

		2,195,121

BUILDING MATERIALS — 0.0% (d)
CRH America, Inc. 6.00%, 9/30/2016	100,000	107,498

BUILDING PRODUCTS — 0.0% (d)
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	30,000	30,650
Owens Corning 4.20%, 12/15/2022	138,000	140,057

		170,707

CAPITAL MARKETS — 1.0%
Ares Capital Corp. 3.88%, 1/15/2020 (a)	30,000	29,806
BlackRock, Inc. 3.50%, 3/18/2024 (a)	200,000	205,169
HSBC USA, Inc.:
1.63%, 1/16/2018	150,000	149,464
2.25%, 6/23/2019	250,000	249,513
Jefferies Group, Inc.:
5.13%, 4/13/2018	300,000	317,792
6.25%, 1/15/2036	60,000	58,313
6.45%, 6/8/2027	20,000	20,916
Morgan Stanley:
1.75%, 2/25/2016	100,000	100,594
1.88%, 1/5/2018	150,000	149,761
2.38%, 7/23/2019	200,000	199,132
3.75%, 2/25/2023	100,000	102,442
3.80%, 4/29/2016	500,000	515,871
4.10%, 5/22/2023	250,000	251,868

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.75%, 3/22/2017	$100,000	$106,608
4.88%, 11/1/2022	63,000	67,136
5.00%, 11/24/2025	100,000	106,269
5.63%, 9/23/2019	150,000	168,947
5.75%, 1/25/2021	500,000	573,531
6.63%, 4/1/2018	390,000	444,011
7.25%, 4/1/2032	118,000	161,018
Northern Trust Corp.:
2.38%, 8/2/2022	102,000	99,233
3.95%, 10/30/2025	100,000	104,264
Svensk Exportkredit AB:
1.88%, 6/17/2019	200,000	201,201
2.13%, 7/13/2016	100,000	102,220
5.13%, 3/1/2017	205,000	223,161
The Bank of New York Mellon Corp.:
2.10%, 1/15/2019	250,000	250,417
2.20%, 5/15/2019	100,000	99,975
2.30%, 7/28/2016	100,000	101,824
3.55%, 9/23/2021	100,000	104,989
The Goldman Sachs Group, Inc.:
2.55%, 10/23/2019	200,000	198,955
2.63%, 1/31/2019	200,000	200,761
3.63%, 2/7/2016	100,000	102,610
3.63%, 1/22/2023	100,000	100,983
4.80%, 7/8/2044	100,000	106,405
5.95%, 1/15/2027	395,000	450,792
6.13%, 2/15/2033	300,000	370,714
6.15%, 4/1/2018	500,000	560,162
6.75%, 10/1/2037	250,000	311,922

		7,668,749

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	150,000	145,724
6.13%, 1/15/2041	20,000	23,558
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	101,575
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,420
5.15%, 3/15/2034	200,000	207,513
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	274,756
5.75%, 3/15/2019	250,000	284,850
Eastman Chemical Co.:
3.60%, 8/15/2022 (a)	100,000	101,270
4.65%, 10/15/2044 (a)	120,000	121,989
Ecolab, Inc.:
4.35%, 12/8/2021	100,000	108,697
5.50%, 12/8/2041	76,000	90,101
LYB International Finance BV 4.00%, 7/15/2023	150,000	153,114
LyondellBasell Industries NV 6.00%, 11/15/2021	200,000	230,065
Methanex Corp. 5.65%, 12/1/2044	100,000	101,480
Monsanto Co.:
1.15%, 6/30/2017	150,000	148,981
2.20%, 7/15/2022	100,000	94,808
4.20%, 7/15/2034	70,000	72,547
Potash Corp. of Saskatchewan, Inc.:
3.63%, 3/15/2024 (a)	100,000	103,098
5.88%, 12/1/2036	50,000	62,361
Praxair, Inc. 3.00%, 9/1/2021	250,000	254,177
RPM International, Inc. 3.45%, 11/15/2022	100,000	97,809
The Dow Chemical Co.:
5.25%, 11/15/2041	250,000	269,591
8.55%, 5/15/2019	330,000	409,773
The Mosaic Co. 4.25%, 11/15/2023 (a)	75,000	79,191
The Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	86,590

		3,648,038

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Block Financial LLC 5.50%, 11/1/2022	100,000	110,289
Pitney Bowes, Inc.:
4.75%, 5/15/2018 (a)	72,000	75,996
5.60%, 3/15/2018	200,000	216,369
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	274,637
5.00%, 3/1/2020	100,000	110,480
The George Washington University 4.30%, 9/15/2044	50,000	52,619
The Western Union Co.:
2.88%, 12/10/2017	100,000	102,403
5.93%, 10/1/2016	100,000	107,480
6.20%, 11/17/2036 (a)	105,000	106,292
Total System Services, Inc. 2.38%, 6/1/2018	140,000	138,722
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	112,935
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	151,828
7.38%, 3/11/2019	100,000	120,000

		1,680,050

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc.:
1.10%, 3/3/2017	140,000	139,912
2.90%, 3/4/2021	100,000	101,839
3.63%, 3/4/2024 (a)	200,000	209,401
4.45%, 1/15/2020	200,000	219,787
5.50%, 1/15/2040	106,000	129,155
Juniper Networks, Inc.:
4.50%, 3/15/2024 (a)	50,000	49,722
5.95%, 3/15/2041	20,000	20,139
Motorola Solutions, Inc. 3.75%, 5/15/2022	200,000	200,328

		1,070,283

COMPUTERS (PERIPHERALS) — 0.0% (d)
Seagate HDD Cayman 5.75%, 12/1/2034 (e)	100,000	104,831

CONSTRUCTION & ENGINEERING — 0.0% (d)
ABB Finance USA, Inc. 4.38%, 5/8/2042	206,000	221,753

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Fluor Corp. 3.38%, 9/15/2021	$80,000	$82,823

		304,576

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
2.05%, 8/1/2016	250,000	254,081
3.30%, 6/9/2024	100,000	101,757
7.15%, 2/15/2019 (a)	170,000	203,309
Discover Financial Services 3.95%, 11/6/2024	100,000	100,445
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	199,699
1.95%, 12/13/2018	150,000	150,117
2.25%, 6/7/2016	200,000	204,245
2.80%, 3/4/2021	50,000	50,522

		1,264,175

CONTAINERS & PACKAGING — 0.0% (d)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	108,698
Packaging Corp. of America 3.65%, 9/15/2024 (a)	100,000	98,437

		207,135

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
Cornell University 5.45%, 2/1/2019	150,000	170,154
Massachusetts Institute of Technology 5.60%, 7/1/2111	50,000	67,191
Stanford University 4.75%, 5/1/2019	110,000	122,707

		360,052

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Air Lease Corp.:
3.38%, 1/15/2019 (a)	50,000	50,684
3.88%, 4/1/2021 (a)	75,000	75,200
American Express Co.:
1.55%, 5/22/2018	250,000	246,279
2.65%, 12/2/2022	86,000	83,454
8.13%, 5/20/2019	75,000	92,574
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	75,254
2.25%, 8/15/2019	100,000	99,755
2.38%, 3/24/2017	500,000	510,339
American Honda Finance Corp. 1.20%, 7/14/2017	150,000	149,146
Ameriprise Financial, Inc. 3.70%, 10/15/2024 (a)	150,000	153,411
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	126,189
Bank of America Corp.:
1.35%, 11/21/2016	150,000	149,643
2.00%, 1/11/2018	100,000	99,836
2.60%, 1/15/2019	114,000	114,758
2.65%, 4/1/2019	200,000	201,392
4.10%, 7/24/2023	200,000	209,960
4.25%, 10/22/2026	107,000	106,270
4.88%, 4/1/2044	250,000	275,261
5.00%, 5/13/2021	500,000	555,287
5.49%, 3/15/2019	200,000	220,644
5.65%, 5/1/2018	150,000	166,356
5.88%, 1/5/2021	70,000	80,895
5.88%, 2/7/2042	200,000	249,125
6.05%, 5/16/2016	200,000	211,944
6.11%, 1/29/2037	350,000	415,362
6.22%, 9/15/2026	100,000	115,275
6.50%, 8/1/2016	300,000	323,487
6.88%, 4/25/2018	330,000	378,661
Bank of America NA:
1.25%, 2/14/2017	250,000	249,326
5.30%, 3/15/2017	385,000	413,484
Capital One Bank USA NA:
1.15%, 11/21/2016	250,000	248,940
8.80%, 7/15/2019	100,000	124,892
Capital One Financial Corp. 2.45%, 4/24/2019	150,000	149,352
Capital One NA 2.40%, 9/5/2019	250,000	246,655
Citigroup, Inc.:
1.25%, 1/15/2016	100,000	100,126
1.35%, 3/10/2017	250,000	248,768
1.85%, 11/24/2017	50,000	49,819
2.50%, 7/29/2019 (a)	100,000	100,059
2.55%, 4/8/2019	100,000	100,579
3.38%, 3/1/2023	100,000	100,503
3.75%, 6/16/2024 (a)	150,000	153,070
4.45%, 1/10/2017	750,000	792,740
4.50%, 1/14/2022	250,000	272,402
4.95%, 11/7/2043	150,000	168,252
5.38%, 8/9/2020	100,000	113,237
5.50%, 2/15/2017	150,000	161,341
5.88%, 1/30/2042	150,000	187,669
6.00%, 10/31/2033	100,000	116,854
6.13%, 5/15/2018	150,000	169,260
6.63%, 6/15/2032	100,000	123,477
Credit Suisse USA, Inc. 7.13%, 7/15/2032	300,000	419,859
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	200,000	199,042
1.70%, 5/9/2016	200,000	200,807
1.72%, 12/6/2017	250,000	247,135
2.38%, 1/16/2018	100,000	100,582
3.66%, 9/8/2024	100,000	100,078
4.38%, 8/6/2023	200,000	213,597
5.88%, 8/2/2021	500,000	578,078
General Electric Capital Corp.:
1.00%, 1/8/2016	100,000	100,377
1.50%, 7/12/2016	200,000	201,734
1.63%, 4/2/2018	250,000	249,754
2.30%, 4/27/2017	100,000	102,258
2.90%, 1/9/2017	500,000	517,345
3.10%, 1/9/2023	100,000	101,108
3.15%, 9/7/2022 (a)	200,000	203,087
4.63%, 1/7/2021	100,000	111,365
5.30%, 2/11/2021	100,000	113,806
5.63%, 5/1/2018	585,000	657,347
6.38%, 11/15/2067 (b)(f)	100,000	107,000
6.75%, 3/15/2032	290,000	395,226

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.88%, 1/10/2039	$300,000	$423,169
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	104,058
Goldman Sachs Capital I 6.35%, 2/15/2034 (a)	200,000	239,307
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	100,000	101,536
JPMorgan Chase & Co.:
2.35%, 1/28/2019 (a)	150,000	150,836
3.15%, 7/5/2016	150,000	154,303
3.25%, 9/23/2022	250,000	251,800
3.45%, 3/1/2016	500,000	513,413
3.88%, 2/1/2024 (a)	500,000	520,247
3.88%, 9/10/2024	300,000	299,534
4.13%, 12/15/2026	150,000	150,434
4.25%, 10/15/2020	750,000	805,395
4.50%, 1/24/2022	200,000	217,984
6.00%, 1/15/2018	150,000	167,811
6.40%, 5/15/2038	255,000	332,695
Legg Mason, Inc. 3.95%, 7/15/2024	200,000	201,997
Leucadia National Corp. 5.50%, 10/18/2023	100,000	102,122
Moody’s Corp. 4.50%, 9/1/2022	100,000	107,131
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	308,661
Nomura Holdings, Inc.:
4.13%, 1/19/2016	300,000	308,400
6.70%, 3/4/2020	21,000	24,768
ORIX Corp. 5.00%, 1/12/2016	100,000	103,588
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	227,131
2.45%, 7/15/2024	200,000	194,446
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	113,083
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016	600,000	620,729
Synchrony Financial 3.75%, 8/15/2021	200,000	203,729
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020	200,000	219,698
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	248,588
1.38%, 1/10/2018	150,000	148,981
2.63%, 1/10/2023	100,000	99,006
2.75%, 5/17/2021	100,000	101,136
3.30%, 1/12/2022	150,000	155,885
UBS AG of Stamford, CT:
1.38%, 8/14/2017	200,000	198,751
4.88%, 8/4/2020	100,000	111,348
5.75%, 4/25/2018	122,000	136,958
5.88%, 12/20/2017	146,000	163,130

		23,378,619

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.:
0.90%, 2/12/2016 (a)	200,000	199,717
1.60%, 2/15/2017	100,000	100,355
2.40%, 8/15/2016	150,000	152,863
4.30%, 12/15/2042	200,000	188,609
4.35%, 6/15/2045	158,000	149,415
4.80%, 6/15/2044	75,000	76,218
6.50%, 9/1/2037	180,000	223,226
British Telecommunications PLC 9.63%, 12/15/2030	250,000	392,941
Qwest Corp. 6.75%, 12/1/2021	200,000	225,500
Verizon Communications, Inc.:
1.35%, 6/9/2017	300,000	299,073
2.00%, 11/1/2016	500,000	506,973
2.50%, 9/15/2016	300,000	306,674
3.45%, 3/15/2021	200,000	203,968
3.65%, 9/14/2018	250,000	264,133
4.15%, 3/15/2024	150,000	154,944
4.50%, 9/15/2020	229,000	248,683
4.86%, 8/21/2046 (e)	553,000	569,808
5.15%, 9/15/2023	400,000	442,062
6.40%, 9/15/2033	273,000	335,478
6.40%, 2/15/2038	200,000	247,400
6.55%, 9/15/2043	750,000	959,347

		6,247,387

ELECTRIC UTILITIES — 1.8%
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	112,928
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	90,712
7.00%, 4/1/2038 (a)	26,000	36,220
Arizona Public Service Co. 5.50%, 9/1/2035	100,000	125,062
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022 (a)	100,000	96,305
Cleco Power LLC 6.00%, 12/1/2040	100,000	124,111
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	128,724
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	101,187
4.45%, 6/15/2020 (a)	100,000	110,230
5.50%, 12/1/2039	125,000	152,672
Consumers Energy Co.:
3.95%, 5/15/2043	100,000	102,968
4.35%, 8/31/2064	100,000	105,777
5.65%, 9/15/2018	100,000	112,515
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	103,590
Dominion Gas Holdings LLC 1.05%, 11/1/2016	100,000	99,624
Dominion Resources, Inc. 1.95%, 8/15/2016	300,000	303,564
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	150,000	161,811
5.30%, 2/15/2040	100,000	123,826
7.00%, 11/15/2018	220,000	259,798

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Duke Energy Corp. 2.15%, 11/15/2016	$100,000	$101,626
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	127,797
Edison International 3.75%, 9/15/2017	50,000	52,796
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	50,483
Entergy Corp. 4.70%, 1/15/2017	250,000	264,228
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	29,551
Exelon Generation Co. LLC 4.00%, 10/1/2020	500,000	519,870
Florida Power & Light Co.:
4.05%, 6/1/2042	25,000	26,675
4.05%, 10/1/2044	200,000	213,672
5.63%, 4/1/2034	15,000	18,958
5.69%, 3/1/2040 (a)	65,000	84,580
Georgia Power Co.:
4.75%, 9/1/2040	100,000	112,018
5.40%, 6/1/2040	300,000	364,077
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	131,398
Hydro Quebec:
2.00%, 6/30/2016	350,000	356,867
8.05%, 7/7/2024	15,000	21,027
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	100,392
ITC Holdings Corp. 3.65%, 6/15/2024	25,000	25,247
Jersey Central Power & Light Co. 5.63%, 5/1/2016	250,000	263,155
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	103,980
National Fuel Gas Co. 3.75%, 3/1/2023	63,000	61,165
Nevada Power Co.:
5.45%, 5/15/2041	60,000	73,978
6.75%, 7/1/2037	15,000	21,092
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019	150,000	149,296
4.50%, 6/1/2021 (a)	200,000	216,498
Nisource Finance Corp. 4.80%, 2/15/2044	50,000	54,294
NiSource Finance Corp. 5.25%, 9/15/2017	200,000	218,807
Nisource Finance Corp. 6.40%, 3/15/2018	100,000	113,206
Northern States Power Co.:
4.85%, 8/15/2040	100,000	116,955
6.25%, 6/1/2036	150,000	200,680
Oglethorpe Power Corp. 4.55%, 6/1/2044 (a)	200,000	208,409
Ohio Power Co. 6.60%, 2/15/2033	45,000	59,171
Oklahoma Gas & Electric Co. 4.00%, 12/15/2044	100,000	101,799
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042 (a)	30,000	37,153
6.80%, 9/1/2018	100,000	116,656
7.00%, 5/1/2032	115,000	161,827
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	201,096
4.50%, 12/15/2041	25,000	26,245
4.75%, 2/15/2044	200,000	219,035
PacifiCorp:
3.60%, 4/1/2024	200,000	207,420
3.85%, 6/15/2021	200,000	214,555
4.10%, 2/1/2042	50,000	51,926
Peco Energy Co. 4.15%, 10/1/2044	100,000	106,202
PG&E Corp. 2.40%, 3/1/2019	250,000	249,445
PPL Capital Funding, Inc. 3.50%, 12/1/2022	200,000	202,775
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	98,118
5.20%, 7/15/2041	50,000	60,880
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	711,838
PSEG Power LLC:
2.75%, 9/15/2016	100,000	102,560
5.13%, 4/15/2020	80,000	88,023
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	108,926
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	50,000	49,191
2.38%, 5/15/2023	150,000	144,248
3.95%, 5/1/2042	25,000	25,812
Puget Energy, Inc. 6.00%, 9/1/2021	100,000	116,399
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	136,261
San Diego Gas & Electric Co.:
4.30%, 4/1/2042	200,000	217,872
6.13%, 9/15/2037	115,000	153,585
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042 (a)	400,000	429,842
5.45%, 2/1/2041	100,000	123,516
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	75,164
5.50%, 3/15/2040	450,000	565,131
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	116,103
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	97,778
6.10%, 5/15/2018	50,000	56,565
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	116,603
The Connecticut Light & Power Co. 6.35%, 6/1/2036 (a)	75,000	100,892
The Southern Co. 1.95%, 9/1/2016	350,000	355,200
Union Electric Co. 6.40%, 6/15/2017	200,000	223,497

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Virginia Electric and Power Co. 2.75%, 3/15/2023 (a)	$100,000	$98,378
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	104,293
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	156,849
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	254,812
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	136,107

		13,834,149

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 2/15/2023 (a)	100,000	98,278
4.88%, 10/15/2019	100,000	111,919
Jabil Circuit, Inc.:
7.75%, 7/15/2016	100,000	109,218
8.25%, 3/15/2018	100,000	113,931
Roper Industries, Inc. 2.05%, 10/1/2018	100,000	99,001

		532,347

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Amphenol Corp. 1.55%, 9/15/2017	50,000	49,698
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	76,695
Avnet, Inc. 4.88%, 12/1/2022	100,000	104,820
Corning, Inc. 1.45%, 11/15/2017	100,000	99,275
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	105,662
Keysight Technologies, Inc. 3.30%, 10/30/2019 (e)	150,000	148,960

		585,110

ENERGY EQUIPMENT & SERVICES — 0.1%
Cameron International Corp.:
1.40%, 6/15/2017	50,000	49,014
4.50%, 6/1/2021	100,000	102,579
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043 (a)	200,000	170,595
Halliburton Co.:
6.15%, 9/15/2019	200,000	230,232
7.45%, 9/15/2039 (a)	100,000	137,249
Nabors Industries, Inc. 4.63%, 9/15/2021	150,000	140,518
National Oilwell Varco, Inc. 3.95%, 12/1/2042	50,000	46,050
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	218,622
Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036 (a)	20,000	18,179

		1,113,038

FOOD & STAPLES RETAILING — 0.5%
CVS Health Corp.:
5.75%, 6/1/2017	350,000	384,397
6.25%, 6/1/2027 (a)	150,000	188,245
Safeway, Inc. 4.75%, 12/1/2021	200,000	202,250
Sysco Corp.:
2.60%, 6/12/2022	100,000	98,505
3.00%, 10/2/2021	60,000	60,769
4.35%, 10/2/2034	35,000	37,577
The Kroger Co.:
5.40%, 7/15/2040	250,000	284,950
6.15%, 1/15/2020	100,000	115,864
6.90%, 4/15/2038	26,000	34,415
8.00%, 9/15/2029	49,000	65,874
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	50,000	49,356
2.80%, 4/15/2016	650,000	667,242
4.00%, 4/11/2043	50,000	51,559
4.30%, 4/22/2044	50,000	54,383
5.63%, 4/15/2041	300,000	380,740
5.88%, 4/5/2027 (a)	200,000	253,340
6.50%, 8/15/2037	250,000	342,605
Walgreen Co.:
4.40%, 9/15/2042	100,000	100,367
5.25%, 1/15/2019	100,000	110,680
Walgreens Boots Alliance, Inc. 4.80%, 11/18/2044	300,000	317,276

		3,800,394

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	285,147
Campbell Soup Co. 3.80%, 8/2/2042	100,000	90,515
ConAgra Foods, Inc.:
1.90%, 1/25/2018	250,000	248,379
3.20%, 1/25/2023	100,000	97,948
Delhaize Group SA 5.70%, 10/1/2040	15,000	15,844
General Mills, Inc. 5.70%, 2/15/2017	205,000	223,916
Kellogg Co.:
3.13%, 5/17/2022	100,000	100,136
3.25%, 5/21/2018	65,000	67,636
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	300,000	305,141
6.13%, 8/23/2018	100,000	113,937
Mondelez International, Inc.:
4.00%, 2/1/2024 (a)	100,000	104,128
5.38%, 2/10/2020	150,000	169,742
6.50%, 2/9/2040	170,000	224,651
6.88%, 1/26/2039	260,000	355,095
The Hershey Co. 2.63%, 5/1/2023	100,000	98,020
Tyson Foods, Inc. 3.95%, 8/15/2024 (a)	120,000	123,664
Unilever Capital Corp.:
0.85%, 8/2/2017 (a)	100,000	98,788

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

4.25%, 2/10/2021	$150,000	$165,911

		2,888,598

GAS UTILITIES — 0.0% (d)
Atmos Energy Corp. 4.13%, 10/15/2044	115,000	117,930
National Grid PLC 6.30%, 8/1/2016	100,000	107,928
ONE Gas, Inc. 2.07%, 2/1/2019	100,000	99,742

		325,600

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Baxter International, Inc.:
2.40%, 8/15/2022	200,000	190,244
6.25%, 12/1/2037	155,000	204,299
Becton Dickinson and Co.:
2.68%, 12/15/2019	146,000	147,551
5.00%, 11/12/2040	100,000	110,083
Boston Scientific Corp.:
6.00%, 1/15/2020	100,000	112,656
6.40%, 6/15/2016	100,000	107,061
C.R. Bard, Inc. 1.38%, 1/15/2018	100,000	98,663
CareFusion Corp.:
3.30%, 3/1/2023	50,000	48,690
4.88%, 5/15/2044	100,000	106,415
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	97,769
4.20%, 6/15/2020	200,000	215,059
Medtronic, Inc.:
2.63%, 3/15/2016	100,000	101,968
3.13%, 3/15/2022 (a)	300,000	300,734
3.15%, 3/15/2022 (e)	100,000	101,450
3.50%, 3/15/2025 (e)	400,000	409,549
4.63%, 3/15/2045 (e)	200,000	217,126
St. Jude Medical, Inc. 3.25%, 4/15/2023	150,000	149,737
Stryker Corp.:
1.30%, 4/1/2018	100,000	98,648
4.10%, 4/1/2043	100,000	99,222

		2,916,924

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	99,576
3.95%, 9/1/2020	150,000	158,928
4.50%, 5/15/2042	100,000	105,688
AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	100,206
Anthem, Inc.:
1.88%, 1/15/2018	300,000	299,081
3.30%, 1/15/2023	50,000	49,846
4.63%, 5/15/2042	100,000	104,098
4.65%, 1/15/2043	100,000	104,058
5.88%, 6/15/2017	100,000	110,054
5.95%, 12/15/2034	68,000	84,005
Cardinal Health, Inc.:
1.70%, 3/15/2018	57,000	56,542
4.50%, 11/15/2044	100,000	102,526
CIGNA Corp.:
2.75%, 11/15/2016	150,000	154,071
4.00%, 2/15/2022	50,000	52,533
5.38%, 2/15/2042	70,000	82,519
Express Scripts Holding Co. 3.90%, 2/15/2022	250,000	260,188
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	52,385
Humana, Inc.:
3.85%, 10/1/2024	150,000	152,099
4.63%, 12/1/2042	100,000	101,217
Laboratory Corp. of America Holdings 2.20%, 8/23/2017 (a)	200,000	200,879
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	230,000	231,136
6.95%, 7/1/2037	100,000	127,011
UnitedHealth Group, Inc.:
1.88%, 11/15/2016 (a)	200,000	203,058
4.63%, 11/15/2041	250,000	273,726
5.95%, 2/15/2041 (a)	20,000	26,036
6.00%, 2/15/2018	200,000	225,848
6.88%, 2/15/2038	56,000	78,056

		3,595,370

HOTELS, RESTAURANTS & LEISURE — 0.1%
Carnival Corp. 3.95%, 10/15/2020	67,000	69,684
Marriott International, Inc. 3.38%, 10/15/2020	125,000	127,979
McDonald’s Corp.:
5.35%, 3/1/2018	210,000	232,984
6.30%, 10/15/2037	100,000	130,135
Starbucks Corp. 0.88%, 12/5/2016	71,000	70,658
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	75,817
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	204,354
Yum! Brands, Inc. 3.75%, 11/1/2021	250,000	252,123

		1,163,734

HOUSEHOLD DURABLES — 0.0% (d)
Newell Rubbermaid, Inc. 2.88%, 12/1/2019	100,000	99,857
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	101,338
4.00%, 3/1/2024	60,000	62,362

		263,557

HOUSEHOLD PRODUCTS — 0.1%
Church & Dwight Co, Inc. 2.45%, 12/15/2019	50,000	49,939
Colgate-Palmolive Co.:
1.30%, 1/15/2017	100,000	100,325
1.95%, 2/1/2023	100,000	94,070
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	97,266
5.30%, 3/1/2041 (a)	45,000	55,555

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.63%, 8/1/2037	$100,000	$140,347
The Clorox Co. 3.50%, 12/15/2024	100,000	100,872
The Procter & Gamble Co. 5.55%, 3/5/2037	100,000	128,413

		766,787

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
TransAlta Corp. 1.90%, 6/3/2017	63,000	61,422

INDUSTRIAL CONGLOMERATES — 0.1%
3M Co. 3.88%, 6/15/2044	100,000	103,183
Cooper US, Inc. 3.88%, 12/15/2020	50,000	51,997
Crane Co. 4.45%, 12/15/2023	50,000	52,680
General Electric Co.:
2.70%, 10/9/2022	250,000	249,579
4.13%, 10/9/2042	6,000	6,200
4.50%, 3/11/2044	200,000	219,439
5.25%, 12/6/2017 (a)	146,000	161,730
Koninklijke Philips NV 3.75%, 3/15/2022	100,000	103,681
Pentair Finance SA 2.65%, 12/1/2019	100,000	99,515
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	110,437

		1,158,441

INSURANCE — 0.9%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	96,952
5.70%, 2/15/2017	100,000	109,070
Aflac, Inc. 3.63%, 11/15/2024	300,000	303,750
Alleghany Corp. 4.90%, 9/15/2044	125,000	128,002
American International Group, Inc.:
5.45%, 5/18/2017	390,000	424,647
5.60%, 10/18/2016	200,000	214,748
6.25%, 3/15/2037	100,000	110,500
8.18%, 5/15/2058 (b)	106,000	143,100
Aon PLC:
3.50%, 6/14/2024	100,000	100,049
4.00%, 11/27/2023	100,000	104,514
4.60%, 6/14/2044	50,000	51,496
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	56,070
Assurant, Inc. 4.00%, 3/15/2023 (a)	100,000	101,579
AXA SA 8.60%, 12/15/2030	100,000	135,000
Berkshire Hathaway Finance Corp.:
2.00%, 8/15/2018	100,000	100,677
4.30%, 5/15/2043 (a)	50,000	52,558
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	507,383
3.75%, 8/15/2021 (a)	100,000	106,803
CNA Financial Corp. 7.35%, 11/15/2019	100,000	119,297
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	133,769
Lincoln National Corp.:
4.00%, 9/1/2023	100,000	103,905
6.30%, 10/9/2037	100,000	126,361
Markel Corp. 3.63%, 3/30/2023	100,000	99,651
Marsh & McLennan Cos, Inc. 3.50%, 6/3/2024	75,000	75,329
Marsh & McLennan Cos., Inc. 3.50%, 3/10/2025	75,000	75,163
MetLife, Inc.:
4.88%, 11/13/2043	150,000	168,282
5.70%, 6/15/2035	155,000	191,653
6.75%, 6/1/2016	400,000	431,452
Nationwide Financial Services, Inc., Series J 6.75%, 5/15/2037	100,000	104,500
Principal Financial Group, Inc. 1.85%, 11/15/2017	150,000	149,668
Prudential Financial, Inc.:
4.50%, 11/16/2021	600,000	653,811
5.80%, 11/16/2041	50,000	60,548
The Allstate Corp. 5.95%, 4/1/2036	165,000	213,080
The Chubb Corp.:
5.75%, 5/15/2018	100,000	112,670
6.00%, 5/11/2037	100,000	129,957
The Progressive Corp. 4.35%, 4/25/2044	100,000	106,965
The Travelers Cos., Inc.:
3.90%, 11/1/2020	100,000	106,679
5.75%, 12/15/2017	250,000	279,222
Unum Group 4.00%, 3/15/2024	100,000	101,351
Voya Financial, Inc. 2.90%, 2/15/2018	100,000	102,233
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	110,836
WR Berkley Corp.:
4.63%, 3/15/2022	50,000	53,639
4.75%, 8/1/2044	150,000	153,694
XLIT, Ltd. 5.75%, 10/1/2021	100,000	114,882

		6,925,495

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc. 4.50%, 8/15/2024 (a)	200,000	201,158

INTERNET SOFTWARE & SERVICES — 0.1%
Alibaba Group Holding, Ltd. 3.60%, 11/28/2024 (e)	267,000	264,274
Amazon.com, Inc.:
1.20%, 11/29/2017	125,000	122,954
3.30%, 12/5/2021	100,000	101,851
4.80%, 12/5/2034	100,000	105,364

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Baidu, Inc. 3.50%, 11/28/2022	$200,000	$197,357
eBay, Inc. 4.00%, 7/15/2042	200,000	175,784
Google, Inc. 2.13%, 5/19/2016	100,000	101,989

		1,069,573

IT SERVICES — 0.1%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	102,655
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	100,000	98,902
5.88%, 11/29/2032	165,000	210,514
7.00%, 10/30/2025	100,000	132,128
Xerox Corp. 2.95%, 3/15/2017	300,000	307,230

		851,429

LEISURE PRODUCTS — 0.0% (d)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	49,640
Mattel, Inc. 2.50%, 11/1/2016	100,000	101,841

		151,481

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	350,000	355,329
3.15%, 1/15/2023	100,000	98,089

		453,418

MACHINERY — 0.3%
Caterpillar, Inc.:
2.60%, 6/26/2022	125,000	123,040
3.80%, 8/15/2042	100,000	97,593
6.05%, 8/15/2036	165,000	212,325
Cummins, Inc. 4.88%, 10/1/2043	100,000	115,718
Danaher Corp. 2.30%, 6/23/2016	100,000	101,713
Deere & Co. 3.90%, 6/9/2042	150,000	152,597
Dover Corp. 4.30%, 3/1/2021	100,000	109,590
Eaton Corp.:
4.00%, 11/2/2032	165,000	167,809
4.15%, 11/2/2042	100,000	99,233
Flowserve Corp. 4.00%, 11/15/2023	43,000	43,933
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	98,716
4.88%, 9/15/2041	100,000	113,651
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	115,888
Parker-Hannifin Corp. 4.20%, 11/21/2034	70,000	73,848
Snap-On, Inc. 4.25%, 1/15/2018	100,000	105,182
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	62,458
The Timken Co. 3.88%, 9/1/2024 (e)	70,000	69,779
Xylem, Inc. 3.55%, 9/20/2016	150,000	155,385

		2,018,458

MEDIA — 1.1%
21st Century Fox America, Inc.:
3.70%, 9/15/2024 (a)(e)	100,000	103,030
4.50%, 2/15/2021 (a)	150,000	164,040
4.75%, 9/15/2044 (e)	100,000	109,259
6.40%, 12/15/2035	150,000	194,526
8.88%, 4/26/2023	44,000	59,332
CBS Corp.:
1.95%, 7/1/2017	100,000	100,416
2.30%, 8/15/2019	100,000	98,674
4.85%, 7/1/2042	100,000	102,333
Comcast Corp.:
4.20%, 8/15/2034	83,000	86,941
4.25%, 1/15/2033	100,000	105,880
4.65%, 7/15/2042	200,000	216,433
5.15%, 3/1/2020 (a)	250,000	282,097
5.88%, 2/15/2018	90,000	101,154
6.40%, 5/15/2038	310,000	411,082
6.50%, 1/15/2017	80,000	88,327
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/1/2016	150,000	154,022
5.20%, 3/15/2020	315,000	348,379
6.00%, 8/15/2040	100,000	112,777
6.38%, 3/1/2041	150,000	176,315
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	105,763
6.35%, 6/1/2040	150,000	181,494
Grupo Televisa SAB 6.00%, 5/15/2018	300,000	335,397
International Game Technology 5.35%, 10/15/2023 (a)	100,000	100,175
NBCUniversal Media LLC:
2.88%, 4/1/2016	100,000	102,413
5.15%, 4/30/2020	335,000	378,215
News America, Inc. 6.15%, 3/1/2037	240,000	301,168
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	306,899
Scripps Networks Interactive, Inc. 3.90%, 11/15/2024	50,000	50,910
The Walt Disney Co.:
1.85%, 5/30/2019 (a)	200,000	199,107
2.75%, 8/16/2021	100,000	101,676
3.75%, 6/1/2021	100,000	107,527
4.38%, 8/16/2041	100,000	110,525
Thomson Reuters Corp.:
0.88%, 5/23/2016	50,000	49,818
1.30%, 2/23/2017	200,000	198,826
4.70%, 10/15/2019	100,000	108,195
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	105,834
5.50%, 9/1/2041	250,000	286,237
5.85%, 5/1/2017	230,000	250,912

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.55%, 5/1/2037	$350,000	$450,593
Time Warner, Inc.:
4.88%, 3/15/2020	600,000	662,772
4.90%, 6/15/2042	100,000	105,670
7.70%, 5/1/2032	240,000	339,831
Viacom, Inc.:
2.50%, 12/15/2016	200,000	203,925
3.50%, 4/1/2017	100,000	104,115
3.88%, 12/15/2021	350,000	362,989
6.25%, 4/30/2016	200,000	213,349
WPP Finance 2010 3.75%, 9/19/2024 (a)	150,000	149,947

		8,989,299

METALS & MINING — 0.6%
Barrick Gold Corp. 4.10%, 5/1/2023 (a)	100,000	96,809
Barrick North America Finance LLC:
4.40%, 5/30/2021	200,000	202,067
5.70%, 5/30/2041	100,000	98,033
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	100,000	105,904
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	50,000	50,407
2.05%, 9/30/2018 (a)	200,000	200,458
2.88%, 2/24/2022	250,000	249,212
6.50%, 4/1/2019	100,000	117,280
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018 (a)	100,000	98,625
3.55%, 3/1/2022	250,000	235,228
3.88%, 3/15/2023 (a)	100,000	93,627
4.00%, 11/14/2021	300,000	296,870
5.40%, 11/14/2034	250,000	239,508
5.45%, 3/15/2043	156,000	146,057
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	200,089
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	100,000	93,642
6.25%, 10/1/2039	100,000	100,659
Nucor Corp. 5.75%, 12/1/2017	250,000	276,209
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	200,000	200,627
3.50%, 3/22/2022	150,000	150,702
4.13%, 8/21/2042 (a)	108,000	103,328
4.75%, 3/22/2042	250,000	261,773
Rio Tinto Finance USA, Ltd. 3.75%, 9/20/2021	100,000	103,152
Southern Copper Corp. 5.25%, 11/8/2042	200,000	178,156
Teck Resources, Ltd.:
2.50%, 2/1/2018	100,000	97,654
3.75%, 2/1/2023 (a)	100,000	89,462
6.25%, 7/15/2041	200,000	179,880
Vale Overseas, Ltd.:
4.38%, 1/11/2022	90,000	86,422
6.88%, 11/21/2036	330,000	349,232
6.88%, 11/10/2039	165,000	175,812
Worthington Industries, Inc. 4.55%, 4/15/2026	20,000	21,132

		4,898,016

MULTI-NATIONAL — 1.4%
African Development Bank:
0.75%, 10/18/2016	150,000	150,054
1.25%, 9/2/2016	200,000	201,908
Asian Development Bank:
0.50%, 6/20/2016	300,000	299,399
1.50%, 9/28/2018	200,000	200,166
1.75%, 3/21/2019	300,000	301,895
2.50%, 3/15/2016	200,000	204,822
European Bank for Reconstruction & Development:
1.63%, 4/10/2018	50,000	50,466
1.63%, 11/15/2018 (a)	200,000	200,657
2.50%, 3/15/2016	450,000	460,578
European Investment Bank:
0.50%, 8/15/2016 (a)	350,000	349,332
0.63%, 4/15/2016 (a)	100,000	100,186
0.88%, 4/18/2017	100,000	99,928
1.00%, 3/15/2018	125,000	123,843
1.00%, 6/15/2018	250,000	246,843
1.13%, 9/15/2017	250,000	250,351
1.75%, 3/15/2017	100,000	101,913
1.75%, 6/17/2019	200,000	200,691
1.88%, 3/15/2019 (a)	250,000	252,733
2.50%, 5/16/2016	950,000	975,628
2.50%, 4/15/2021	400,000	411,661
4.00%, 2/16/2021	650,000	725,490
4.88%, 2/16/2016	200,000	209,760
4.88%, 1/17/2017	450,000	486,558
FMS Wertmanagement AoeR 1.00%, 11/21/2017	300,000	298,251
Inter-American Development Bank:
0.88%, 11/15/2016	150,000	150,416
0.88%, 3/15/2018	100,000	98,670
1.00%, 7/14/2017	250,000	249,926
1.75%, 8/24/2018	500,000	504,811
3.88%, 10/28/2041	35,000	39,588
5.13%, 9/13/2016	405,000	435,308
International Bank for Reconstruction & Development:
0.50%, 4/15/2016	200,000	200,080
0.50%, 5/16/2016	150,000	149,993
1.00%, 9/15/2016	600,000	603,482
1.13%, 7/18/2017	250,000	251,175
1.88%, 10/7/2019	200,000	201,735
2.13%, 3/15/2016	200,000	203,982
2.13%, 11/1/2020	200,000	202,311
2.25%, 6/24/2021	250,000	254,184
2.50%, 11/25/2024	300,000	303,902
4.75%, 2/15/2035	80,000	102,325
International Finance Corp. 1.75%, 9/16/2019	100,000	100,251

		10,955,252

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MULTI-UTILITIES — 0.2%
American Water Capital Corp. 4.30%, 12/1/2042	$100,000	$102,164
Berkshire Hathaway Energy 6.13%, 4/1/2036	155,000	192,972
Black Hills Corp. 4.25%, 11/30/2023	100,000	106,149
Dominion Resources, Inc.:
3.63%, 12/1/2024	100,000	101,232
4.90%, 8/1/2041	250,000	270,629
6.40%, 6/15/2018	250,000	285,116
DTE Energy Co.:
2.40%, 12/1/2019	50,000	49,939
6.38%, 4/15/2033	150,000	192,543
MidAmerican Energy Co. 4.80%, 9/15/2043	250,000	288,427
Sempra Energy 2.30%, 4/1/2017	150,000	153,657

		1,742,828

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	109,987
4.38%, 9/1/2023 (a)	90,000	96,554
4.50%, 12/15/2034	100,000	101,333
6.70%, 7/15/2034	50,000	62,642
Nordstrom, Inc. 4.00%, 10/15/2021	100,000	105,752
Target Corp.:
2.90%, 1/15/2022	250,000	251,524
4.00%, 7/1/2042	200,000	202,453
5.88%, 7/15/2016	100,000	107,253

		1,037,498

OIL, GAS & CONSUMABLE FUELS — 2.8%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	407,505
6.45%, 9/15/2036	100,000	119,859
Apache Corp.:
5.10%, 9/1/2040	100,000	95,098
5.63%, 1/15/2017	250,000	269,009
Baker Hughes, Inc. 3.20%, 8/15/2021	150,000	150,225
Boardwalk Pipelines LP 3.38%, 2/1/2023 (a)	170,000	153,138
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	98,056
2.24%, 5/10/2019	300,000	297,296
2.24%, 9/26/2018	100,000	100,231
2.75%, 5/10/2023	200,000	187,489
3.56%, 11/1/2021 (a)	100,000	101,742
4.74%, 3/11/2021	200,000	216,917
Buckeye Partners LP 2.65%, 11/15/2018	100,000	97,632
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	116,026
6.50%, 2/15/2037	250,000	283,602
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	85,823
6.75%, 11/15/2039	100,000	113,908
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	111,658
Chevron Corp.:
0.89%, 6/24/2016	200,000	200,414
1.10%, 12/5/2017	100,000	99,212
2.43%, 6/24/2020	250,000	250,896
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	250,000	236,239
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	207,422
ConocoPhillips 5.90%, 10/15/2032	250,000	306,538
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	625,513
Continental Resources, Inc. 5.00%, 9/15/2022 (a)	100,000	95,875
DCP Midstream Operating LP 3.88%, 3/15/2023	50,000	47,138
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	113,662
7.95%, 4/15/2032	200,000	272,082
Ecopetrol SA 5.88%, 9/18/2023 (a)	250,000	265,000
Enable Midstream Partners LP 3.90%, 5/15/2024 (e)	100,000	95,642
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	120,152
EnCana Corp. 5.15%, 11/15/2041 (a)	206,000	185,373
Encana Corp. 5.90%, 12/1/2017	100,000	108,888
Energy Transfer Partners LP:
6.50%, 2/1/2042	250,000	282,919
6.70%, 7/1/2018	100,000	112,363
EnLink Midstream Partners LP 2.70%, 4/1/2019	100,000	98,197
Ensco PLC 4.70%, 3/15/2021	100,000	99,866
Enterprise Products Operating LLC:
3.20%, 2/1/2016	150,000	153,418
3.75%, 2/15/2025	75,000	74,850
4.85%, 8/15/2042	250,000	258,958
5.20%, 9/1/2020	200,000	220,724
6.30%, 9/15/2017	50,000	55,760
EOG Resources, Inc.:
4.10%, 2/1/2021	100,000	105,937
5.63%, 6/1/2019	129,000	145,260
EQT Corp. 8.13%, 6/1/2019	100,000	120,975
Exxon Mobil Corp.:
1.82%, 3/15/2019	100,000	99,529
3.18%, 3/15/2024 (a)	100,000	102,370
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	98,863
Hess Corp. 5.60%, 2/15/2041	238,000	251,620
Husky Energy, Inc. 3.95%, 4/15/2022	250,000	248,052

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	$500,000	$495,935
4.25%, 9/1/2024	100,000	100,201
5.50%, 3/1/2044	100,000	101,491
5.63%, 9/1/2041	50,000	51,029
5.80%, 3/15/2035	175,000	184,713
Magellan Midstream Partners LP 4.20%, 12/1/2042	100,000	91,588
Marathon Oil Corp.:
2.80%, 11/1/2022	200,000	184,961
6.80%, 3/15/2032	100,000	121,032
Marathon Petroleum Corp.:
3.50%, 3/1/2016	55,000	56,281
6.50%, 3/1/2041	49,000	56,837
Nexen, Inc. 5.88%, 3/10/2035	100,000	116,693
Noble Energy, Inc.:
3.90%, 11/15/2024	300,000	294,584
5.05%, 11/15/2044 (a)	300,000	295,576
5.25%, 11/15/2043	100,000	100,042
Noble Holding International, Ltd.:
3.05%, 3/1/2016	100,000	101,577
3.95%, 3/15/2022 (a)	100,000	86,686
Occidental Petroleum Corp. 1.50%, 2/15/2018	400,000	392,948
ONEOK Partners LP:
3.20%, 9/15/2018	125,000	126,899
6.13%, 2/1/2041 (a)	100,000	107,849
Pemex Project Funding Master Trust:
5.75%, 3/1/2018 (f)	100,000	108,375
6.63%, 6/15/2035 (a)	215,000	248,325
Petro-Canada:
5.95%, 5/15/2035	100,000	113,058
7.88%, 6/15/2026	180,000	238,228
Petrobras Global Finance BV:
3.00%, 1/15/2019 (a)	250,000	221,896
4.38%, 5/20/2023 (a)	150,000	128,550
5.63%, 5/20/2043	83,000	67,728
7.25%, 3/17/2044 (a)	200,000	196,477
Petrobras International Finance Co.:
3.50%, 2/6/2017	500,000	476,354
3.88%, 1/27/2016 (a)	100,000	98,600
5.38%, 1/27/2021	200,000	184,842
5.75%, 1/20/2020	105,000	101,484
6.75%, 1/27/2041	100,000	92,566
6.88%, 1/20/2040	105,000	98,789
Petroleos Mexicanos:
2.38%, 4/15/2025	95,000	92,653
3.50%, 7/18/2018	100,000	101,750
4.88%, 1/24/2022	500,000	523,125
5.50%, 6/27/2044 (a)	125,000	127,500
6.38%, 1/23/2045	100,000	113,500
6.50%, 6/2/2041	150,000	172,125
8.00%, 5/3/2019	100,000	118,250
Phillips 66 5.88%, 5/1/2042	250,000	280,506
Pioneer Natural Resources Co. 7.20%, 1/15/2028	100,000	124,454
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	94,283
4.30%, 1/31/2043 (a)	100,000	94,291
6.50%, 5/1/2018	100,000	112,932
Pride International, Inc. 7.88%, 8/15/2040	200,000	245,794
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	86,520
Schlumberger Investment SA 3.65%, 12/1/2023	42,000	43,505
Shell International Finance BV:
1.13%, 8/21/2017	100,000	99,266
4.55%, 8/12/2043	100,000	109,019
6.38%, 12/15/2038	220,000	291,161
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (e)	480,000	516,790
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	121,205
Statoil ASA:
2.90%, 11/8/2020 (a)	120,000	121,575
3.13%, 8/17/2017	100,000	104,278
5.10%, 8/17/2040	225,000	256,714
7.75%, 6/15/2023	200,000	267,052
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	223,880
Sunoco Logistics Partners Operations LP:
4.25%, 4/1/2024 (a)	60,000	60,115
5.35%, 5/15/2045	100,000	100,490
Talisman Energy, Inc. 3.75%, 2/1/2021	150,000	145,045
Total Capital International SA:
1.00%, 8/12/2016	250,000	249,608
2.13%, 1/10/2019	150,000	150,109
2.75%, 6/19/2021	100,000	98,914
2.88%, 2/17/2022	350,000	345,789
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	93,555
4.63%, 3/1/2034	200,000	198,190
6.10%, 6/1/2040	100,000	116,577
6.50%, 8/15/2018	70,000	78,844
7.63%, 1/15/2039	100,000	135,669
Transocean, Inc.:
6.00%, 3/15/2018	55,000	52,250
6.80%, 3/15/2038 (a)	250,000	210,000
Valero Energy Corp.:
6.13%, 2/1/2020 (a)	165,000	185,773
6.63%, 6/15/2037	100,000	117,322
Western Gas Partners LP 2.60%, 8/15/2018	100,000	99,806
Williams Cos., Inc. 8.75%, 3/15/2032	225,000	254,325
Williams Partners LP:
3.35%, 8/15/2022	100,000	94,352
3.90%, 1/15/2025	65,000	62,009
4.00%, 11/15/2021	50,000	49,631
4.90%, 1/15/2045	100,000	91,958
5.25%, 3/15/2020	110,000	117,968

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

6.30%, 4/15/2040	$35,000	$37,808
XTO Energy, Inc. 6.75%, 8/1/2037 (a)	45,000	63,568

		21,858,918

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 6.25%, 9/1/2042 (a)	100,000	106,201
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	249,571
International Paper Co.:
6.00%, 11/15/2041	20,000	23,412
7.50%, 8/15/2021	250,000	311,588
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	98,060

		788,832

PERSONAL PRODUCTS — 0.0% (d)
The Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	94,581

PHARMACEUTICALS — 0.9%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	110,233
6.00%, 4/1/2039	125,000	161,344
AbbVie, Inc.:
1.75%, 11/6/2017	250,000	249,804
2.90%, 11/6/2022	100,000	98,245
4.40%, 11/6/2042	150,000	154,225
Actavis Funding SCS 2.45%, 6/15/2019 (a)	45,000	44,333
Actavis, Inc.:
3.25%, 10/1/2022 (a)	200,000	194,320
6.13%, 8/15/2019	100,000	113,132
Allergan, Inc. 2.80%, 3/15/2023	100,000	91,318
AstraZeneca PLC 5.90%, 9/15/2017	150,000	167,737
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	250,000	323,480
Eli Lilly & Co. 5.20%, 3/15/2017	225,000	244,641
Express Scripts Holding Co. 2.65%, 2/15/2017	200,000	204,666
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	168,918
6.38%, 5/15/2038	355,000	469,442
Johnson & Johnson:
1.13%, 11/21/2017	100,000	99,426
2.15%, 5/15/2016	100,000	101,938
3.55%, 5/15/2021	250,000	270,985
4.85%, 5/15/2041	100,000	119,699
McKesson Corp.:
2.85%, 3/15/2023	100,000	96,409
4.75%, 3/1/2021	100,000	110,256
7.50%, 2/15/2019	100,000	119,873
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	106,093
Merck & Co, Inc.:
4.15%, 5/18/2043	100,000	105,208
6.55%, 9/15/2037	100,000	140,303
Merck & Co., Inc. 2.80%, 5/18/2023	150,000	148,625
Mylan, Inc.:
1.35%, 11/29/2016	200,000	198,957
4.20%, 11/29/2023 (a)	50,000	51,749
Novartis Capital Corp.:
3.40%, 5/6/2024	100,000	103,867
4.40%, 5/6/2044	100,000	111,567
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019 (a)	200,000	224,478
Perrigo Co. PLC 5.30%, 11/15/2043	200,000	223,872
Pfizer, Inc.:
1.10%, 5/15/2017 (a)	250,000	248,963
3.40%, 5/15/2024 (a)	250,000	258,238
6.20%, 3/15/2019	135,000	156,950
Sanofi:
2.63%, 3/29/2016	200,000	204,690
4.00%, 3/29/2021 (a)	125,000	135,595
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	204,335
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (a)	150,000	146,692
Wyeth 5.95%, 4/1/2037	240,000	305,748
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	70,667
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	41,196
4.70%, 2/1/2043	60,000	60,962

		6,963,179

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	45,000	45,840
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024	50,000	50,389
American Tower Corp.:
3.40%, 2/15/2019	100,000	101,670
5.00%, 2/15/2024	90,000	95,589
5.90%, 11/1/2021 (a)	100,000	113,017
ARC Properties Operating Partnership LP 4.60%, 2/6/2024	100,000	87,500
AvalonBay Communities, Inc. 3.50%, 11/15/2024	100,000	99,969
BioMed Realty LP:
2.63%, 5/1/2019	50,000	49,835
3.85%, 4/15/2016	25,000	25,733
Boston Properties LP:
4.13%, 5/15/2021	200,000	213,269
5.63%, 11/15/2020	65,000	73,926
Brandywine Operating Partnership LP 4.55%, 10/1/2029	200,000	201,602
Camden Property Trust 4.88%, 6/15/2023	250,000	276,144
Corporate Office Properties LP 3.70%, 6/15/2021	50,000	49,841

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

DDR Corp. 3.38%, 5/15/2023	$100,000	$96,807
Digital Realty Trust LP 3.63%, 10/1/2022	100,000	98,673
Duke Realty LP:
3.75%, 12/1/2024 (a)	125,000	125,261
6.75%, 3/15/2020	25,000	29,346
ERP Operating LP:
5.13%, 3/15/2016	250,000	262,082
5.75%, 6/15/2017	100,000	109,500
Essex Portfolio LP 3.88%, 5/1/2024	50,000	50,964
Federal Realty Investment Trust 4.50%, 12/1/2044	50,000	51,941
HCP, Inc.:
3.88%, 8/15/2024	150,000	151,780
4.20%, 3/1/2024 (a)	120,000	124,763
5.38%, 2/1/2021	100,000	111,649
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	530,627
5.25%, 1/15/2022	100,000	110,663
6.20%, 6/1/2016	150,000	160,330
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023	100,000	98,082
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	50,000	50,113
Hospitality Properties Trust 4.50%, 3/15/2025 (a)	100,000	100,354
Host Hotels & Resorts LP 4.75%, 3/1/2023	50,000	53,137
Kilroy Realty LP 3.80%, 1/15/2023	100,000	101,188
Kimco Realty Corp. 3.20%, 5/1/2021	100,000	100,145
Liberty Property LP:
4.13%, 6/15/2022	100,000	103,798
4.40%, 2/15/2024	63,000	66,048
Mid-America Apartments LP 3.75%, 6/15/2024	100,000	100,204
National Retail Properties, Inc. 3.30%, 4/15/2023	50,000	48,848
Post Apartment Homes LP 3.38%, 12/1/2022	25,000	24,625
ProLogis LP:
2.75%, 2/15/2019	125,000	126,404
3.35%, 2/1/2021	100,000	100,658
4.50%, 8/15/2017	20,000	21,335
Realty Income Corp.:
3.88%, 7/15/2024	60,000	61,038
5.88%, 3/15/2035	50,000	60,203
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	50,370
Simon Property Group LP 2.15%, 9/15/2017	500,000	508,665
Ventas Realty LP 3.75%, 5/1/2024 (a)	50,000	49,905
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	99,981
2.70%, 4/1/2020	100,000	98,761
Vornado Realty LP 2.50%, 6/30/2019	100,000	99,343
Weyerhaeuser Co. 4.63%, 9/15/2023	150,000	159,620

		5,781,535

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	101,664
3.45%, 9/15/2021	350,000	364,109
4.38%, 9/1/2042	100,000	103,530
4.95%, 9/15/2041	100,000	111,388
7.00%, 12/15/2025	51,000	66,454
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	96,248
2.85%, 12/15/2021	100,000	102,001
Canadian Pacific Railway Co. 9.45%, 8/1/2021	100,000	136,947
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	100,000	109,827
CSX Corp.:
4.25%, 6/1/2021	35,000	37,952
4.50%, 8/1/2054	150,000	154,876
6.15%, 5/1/2037	165,000	212,828
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	34,473
4.84%, 10/1/2041	100,000	110,916
7.70%, 5/15/2017	230,000	262,942
Ryder System, Inc. 2.50%, 3/1/2018 (a)	100,000	101,249
Union Pacific Corp.:
3.65%, 2/15/2024	92,000	97,159
4.82%, 2/1/2044	205,000	233,632

		2,438,195

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Altera Corp. 2.50%, 11/15/2018 (a)	100,000	100,713
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	119,937
Broadcom Corp. 2.50%, 8/15/2022	100,000	95,796
Intel Corp.:
1.35%, 12/15/2017	150,000	149,441
4.25%, 12/15/2042 (a)	150,000	154,058
4.80%, 10/1/2041	185,000	201,886
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	86,746
Texas Instruments, Inc. 2.38%, 5/16/2016	100,000	102,041
Xilinx, Inc. 3.00%, 3/15/2021	100,000	100,813

		1,111,431

SOFTWARE — 0.3%
CA, Inc. 4.50%, 8/15/2023 (a)	150,000	157,208

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CDK Global, Inc. 3.30%, 10/15/2019 (e)	$65,000	$64,074
Microsoft Corp.:
2.38%, 5/1/2023 (a)	100,000	97,413
3.00%, 10/1/2020 (a)	400,000	417,055
3.50%, 11/15/2042	100,000	94,922
Oracle Corp.:
1.20%, 10/15/2017	125,000	124,049
2.25%, 10/8/2019 (a)	150,000	150,295
2.50%, 10/15/2022	100,000	97,679
2.80%, 7/8/2021	200,000	201,479
3.40%, 7/8/2024	200,000	204,743
4.30%, 7/8/2034	100,000	106,773
4.50%, 7/8/2044 (a)	200,000	216,836
5.75%, 4/15/2018	200,000	225,756
6.13%, 7/8/2039	350,000	455,937
Symantec Corp. 2.75%, 6/15/2017	13,000	13,156

		2,627,375

SPECIALTY RETAIL — 0.3%
AutoZone, Inc. 3.13%, 7/15/2023	100,000	97,803
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	20,000	20,545
Costco Wholesale Corp. 1.13%, 12/15/2017	100,000	99,270
Dollar General Corp. 1.88%, 4/15/2018	100,000	95,804
Kohl’s Corp.:
3.25%, 2/1/2023 (a)	100,000	96,716
6.00%, 1/15/2033	100,000	111,580
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	100,000	101,311
5.50%, 10/15/2035	250,000	294,881
QVC, Inc. 4.45%, 2/15/2025	135,000	130,465
Ross Stores, Inc. 3.38%, 9/15/2024	50,000	50,206
The Gap, Inc. 5.95%, 4/12/2021	100,000	113,367
The Home Depot, Inc.:
2.00%, 6/15/2019	150,000	149,644
4.88%, 2/15/2044	50,000	58,873
5.40%, 3/1/2016	155,000	163,302
5.95%, 4/1/2041 (a)	250,000	335,433
The TJX Cos., Inc. 2.50%, 5/15/2023	100,000	95,790
Tiffany & Co. 3.80%, 10/1/2024 (e)	75,000	75,452

		2,090,442

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Apple, Inc.:
0.45%, 5/3/2016	200,000	199,234
1.00%, 5/3/2018	150,000	147,248
2.10%, 5/6/2019	200,000	201,609
2.40%, 5/3/2023	125,000	121,631
2.85%, 5/6/2021	200,000	204,370
3.45%, 5/6/2024	150,000	156,911
3.85%, 5/4/2043	125,000	124,852
EMC Corp.:
1.88%, 6/1/2018	150,000	149,108
3.38%, 6/1/2023	100,000	99,643
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018 (a)	29,000	28,857
3.50%, 4/15/2023	50,000	49,558
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	358,935
4.05%, 9/15/2022	250,000	254,568
4.30%, 6/1/2021 (a)	100,000	104,713
International Business Machines Corp.:
1.95%, 7/22/2016	300,000	305,153
1.95%, 2/12/2019 (a)	250,000	249,448
5.70%, 9/14/2017	210,000	233,689
NetApp, Inc. 3.38%, 6/15/2021	50,000	49,998
Seagate HDD Cayman 3.75%, 11/15/2018 (e)	100,000	102,625

		3,142,150

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (d)
Cintas Corp. No. 2 6.15%, 8/15/2036 (a)	100,000	127,079
NIKE, Inc. 2.25%, 5/1/2023 (a)	50,000	48,243

		175,322

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	300,000	318,525
Santander Holdings USA, Inc. 3.45%, 8/27/2018	100,000	103,483

		422,008

TOBACCO — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020 (a)	150,000	149,915
2.95%, 5/2/2023 (a)	100,000	97,295
4.00%, 1/31/2024 (a)	200,000	208,447
4.75%, 5/5/2021	60,000	66,301
9.70%, 11/10/2018	68,000	86,312
9.95%, 11/10/2038	33,000	56,108
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	100,434
3.50%, 8/4/2016 (a)	45,000	46,318
Philip Morris International, Inc.:
1.63%, 3/20/2017	400,000	403,716
2.90%, 11/15/2021	400,000	404,381
5.65%, 5/16/2018	150,000	168,793
Reynolds American, Inc.:
3.25%, 11/1/2022	200,000	194,268
4.75%, 11/1/2042 (a)	100,000	96,307

		2,078,595

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
GATX Corp.:
2.38%, 7/30/2018	46,000	46,071

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

2.50%, 3/15/2019	$67,000	$66,665

		112,736

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
America Movil SAB de CV:
2.38%, 9/8/2016	400,000	407,335
5.00%, 3/30/2020	100,000	110,520
6.13%, 3/30/2040	75,000	90,234
American Tower Corp. 3.45%, 9/15/2021	150,000	147,557
AT&T Corp. 8.00%, 11/15/2031	123,000	185,969
AT&T, Inc.:
4.45%, 5/15/2021	450,000	483,956
5.35%, 9/1/2040	220,000	238,872
6.55%, 2/15/2039	100,000	124,067
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	310,000	359,538
Embarq Corp. 8.00%, 6/1/2036	100,000	111,750
France Telecom SA 4.13%, 9/14/2021 (a)	350,000	375,850
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	104,421
Rogers Communications, Inc.:
4.50%, 3/15/2043	100,000	100,521
6.80%, 8/15/2018	150,000	173,575
Telefonica Emisiones SAU:
3.99%, 2/16/2016	200,000	205,700
5.46%, 2/16/2021	350,000	393,212
Vodafone Group PLC:
2.95%, 2/19/2023 (a)	200,000	191,666
5.63%, 2/27/2017	400,000	432,379

		4,237,122

TOTAL CORPORATE BONDS & NOTES —
(Cost $201,915,891)		208,276,960

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Brazilian Government International Bond:
4.88%, 1/22/2021	850,000	906,525
11.00%, 8/17/2040 (f)	100,000	106,650
Canada Government International Bond:
0.88%, 2/14/2017	150,000	150,229
1.63%, 2/27/2019	200,000	200,726
Chile Government International Bond:
3.25%, 9/14/2021 (f)	100,000	103,250
3.88%, 8/5/2020 (f)	200,000	215,000
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	324,975
7.38%, 3/18/2019	200,000	236,000
7.38%, 9/18/2037	150,000	202,500
Export Development Canada:
0.88%, 1/30/2017	100,000	100,057
1.00%, 5/15/2017	200,000	200,200
Federal Republic of Brazil 8.25%, 1/20/2034 (f)	360,000	494,100
Inter-American Development Bank 1.75%, 10/15/2019	100,000	100,163
Israel Government International Bond:
4.00%, 6/30/2022	100,000	108,250
5.13%, 3/26/2019	100,000	113,250
Italy Government International Bond 5.25%, 9/20/2016	500,000	533,159
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	199,791
2.50%, 1/21/2016	200,000	204,033
3.38%, 7/31/2023	200,000	216,036
Japan Finance Corp. 2.25%, 7/13/2016	250,000	256,021
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	109,930
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	199,700
3.63%, 3/15/2022	934,000	952,680
4.75%, 3/8/2044	200,000	208,500
5.75%, 10/12/2110	300,000	322,500
6.75%, 9/27/2034	50,000	65,875
Nordic Investment Bank 2.25%, 9/30/2021	250,000	253,236
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	200,000	198,103
Panama Government International Bond:
5.20%, 1/30/2020	250,000	275,625
6.70%, 1/26/2036	200,000	255,500
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	378,437
5.00%, 1/13/2037	200,000	234,000
7.75%, 1/14/2031	300,000	433,500
8.38%, 6/17/2019	100,000	126,750
Poland Government International Bond:
5.00%, 3/23/2022	100,000	111,938
5.13%, 4/21/2021	450,000	505,022
Province of British Columbia Canada 2.10%, 5/18/2016	350,000	357,238
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	199,880
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	208,171
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	108,345
Province of Ontario Canada:
2.30%, 5/10/2016	300,000	306,703
3.00%, 7/16/2018	900,000	943,149
Province of Quebec Canada 7.50%, 9/15/2029	455,000	673,218
Republic of Italy 6.88%, 9/27/2023	100,000	127,152
Republic of Korea 4.13%, 6/10/2044	300,000	353,507
Republic of Peru:
7.13%, 3/30/2019	100,000	119,500
8.75%, 11/21/2033	250,000	390,000

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Republic of South Africa 5.50%, 3/9/2020	$200,000	$218,004
South Africa Government International Bond 4.67%, 1/17/2024	250,000	258,438
Turkey Government International Bond:
6.00%, 1/14/2041	300,000	340,500
6.63%, 2/17/2045	300,000	369,750
6.75%, 4/3/2018	500,000	557,625
6.88%, 3/17/2036	300,000	372,249
7.38%, 2/5/2025	425,000	527,531
Uruguay Government International Bond 7.63%, 3/21/2036	200,000	273,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $16,019,115)		16,306,171

U.S. GOVERNMENT AGENCY MBS TBA — 6.1%
Fannie Mae
2.50%, 15yr TBA (g)	2,450,000	2,494,406
3.00%, 15yr TBA (g)	2,200,000	2,285,937
3.50%, 15yr TBA (g)	500,000	528,047
3.50%, 30yr TBA (g)	5,800,000	6,048,312
4.00%, 30yr TBA (g)	3,300,000	3,522,750
5.00%, 30yr TBA (g)	2,000,000	2,209,688
Freddie Mac
2.50%, 15yr TBA (g)	2,750,000	2,796,836
3.00%, 30yr TBA (g)	500,000	505,273
3.50%, 15yr TBA (g)	1,000,000	1,055,469
3.50%, 30yr TBA (g)	2,750,000	2,860,645
4.00%, 30yr TBA (g)	2,100,000	2,239,125
Ginnie Mae
3.00%, 30yr TBA (g)	1,000,000	1,022,813
3.50%, 30yr TBA (g)	5,400,000	5,670,422
3.50%, 30yr TBA (g)	1,750,000	1,837,363
4.00%, 30yr TBA (g)	7,950,000	8,530,723
4.00%, 30yr TBA (g)	900,000	964,617
4.50%, 30yr TBA (g)	2,800,000	3,059,875

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $47,356,842)		47,632,301

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.9%
Federal Home Loan Bank
1.75%, 12/14/2018	500,000	503,362
1.88%, 3/13/2020 (a)	250,000	249,743
4.75%, 12/16/2016	500,000	539,059
4.88%, 5/17/2017	1,100,000	1,201,496
5.00%, 11/17/2017	300,000	332,924
5.38%, 5/18/2016	1,250,000	1,332,598
5.50%, 7/15/2036	250,000	341,771
Federal Home Loan Mortgage Corp.
0.50%, 5/13/2016	1,000,000	999,352
0.75%, 1/12/2018	200,000	197,366
0.88%, 2/22/2017 (a)	300,000	300,556
0.88%, 3/7/2018	200,000	197,698
1.00%, 3/8/2017 (a)	1,000,000	1,003,227
1.00%, 7/28/2017 (a)	750,000	750,143
1.25%, 8/1/2019 (a)	400,000	392,611
1.25%, 10/2/2019 (a)	800,000	783,640
1.38%, 5/1/2020 (a)	400,000	390,686
2.38%, 1/13/2022	2,350,000	2,383,917
2.50%, 9/1/2028	449,584	457,709
2.50%, 10/1/2029	1,233,117	1,255,437
3.00%, 2/1/2029	765,048	794,686
3.00%, 7/1/2029	957,805	994,911
3.00%, 9/1/2029	1,541,272	1,600,981
3.00%, 3/1/2043	1,663,733	1,682,863
3.00%, 4/1/2043	897,944	908,269
3.00%, 4/1/2043	2,255,238	2,281,169
3.00%, 7/1/2043	931,790	942,505
3.00%, 7/1/2043	155,326	157,112
3.00%, 8/1/2043	478,910	484,417
3.00%, 9/1/2043	572,835	579,422
3.00%, 10/1/2043	478,742	484,247
3.50%, 5/1/2026	1,235,479	1,308,034
3.50%, 1/1/2029	335,600	354,577
3.50%, 3/1/2032	1,060,363	1,116,680
3.50%, 5/1/2043	521,734	543,172
3.50%, 8/1/2043	1,857,381	1,933,701
3.50%, 8/1/2043	1,026,547	1,068,728
3.50%, 6/1/2044	966,293	1,006,032
3.50%, 8/1/2044	1,718,937	1,789,628
3.50%, 10/1/2044	993,085	1,033,926
4.00%, 4/1/2019	29,003	30,904
4.00%, 4/1/2024	214,141	228,175
4.00%, 5/1/2025	145,250	155,058
4.00%, 6/1/2025	291,235	310,901
4.00%, 8/1/2025	80,627	86,071
4.00%, 9/1/2025	34,614	36,952
4.00%, 6/1/2026	741,064	791,106
4.00%, 10/1/2040	636,946	679,514
4.00%, 12/1/2041	1,815,338	1,936,728
4.00%, 4/1/2042	1,368,971	1,460,513
4.00%, 5/1/2044	682,544	728,086
4.00%, 5/1/2044	1,292,377	1,378,609
4.00%, 7/1/2044	2,909,588	3,103,725
4.50%, 5/1/2019	360,062	377,848
4.50%, 9/1/2024	8,924	9,499
4.50%, 10/1/2024	327,421	348,534
4.50%, 4/1/2038	1,038,648	1,125,606
4.50%, 2/1/2039	6,274	6,802
4.50%, 2/1/2039	1,366,667	1,482,380
4.50%, 6/1/2040	17,120	18,574
4.50%, 4/1/2041	17,282	18,763
4.50%, 7/1/2041	976,446	1,060,160
4.50%, 8/1/2041	73,956	80,297
4.50%, 9/1/2041	455,752	494,825
4.50%, 10/1/2043	54,174	58,738
4.50%, 3/1/2044	901,043	977,184
4.50%, 9/1/2044	1,432,274	1,553,307
5.00%, 2/16/2017	800,000	871,011
5.00%, 4/18/2017 (a)	723,000	791,005
5.00%, 3/1/2018	245,621	258,362
5.00%, 11/1/2035	45,443	50,212
5.00%, 12/1/2036	7,081	7,802
5.00%, 12/1/2036	7,074	7,794
5.00%, 2/1/2038	488,728	538,337
5.00%, 2/1/2038	1,173	1,293

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 2/1/2038	$371,782	$409,521
5.00%, 3/1/2038	324,227	357,139
5.00%, 3/1/2038	348,754	384,121
5.00%, 6/1/2038	154,482	170,163
5.00%, 11/1/2038	908,923	1,001,097
5.00%, 11/1/2038	433,005	476,959
5.00%, 1/1/2039	183,679	202,324
5.00%, 2/1/2039	425,434	468,958
5.00%, 10/1/2039	117,684	129,630
5.50%, 2/1/2022	15,696	17,508
5.50%, 11/1/2026	127,136	141,901
5.50%, 6/1/2027	35,611	39,780
5.50%, 4/1/2028	53,290	59,598
5.50%, 7/1/2028	92,106	103,043
5.50%, 7/1/2033	3,771	4,235
5.50%, 1/1/2037	370,031	412,662
5.50%, 1/1/2037	115,333	128,620
5.50%, 9/1/2037	4,722	5,266
5.50%, 11/1/2037	24,640	27,479
5.50%, 1/1/2038	246,488	274,885
5.50%, 4/1/2038	734,597	819,152
5.50%, 7/1/2038	2,594	2,892
5.50%, 7/1/2038	1,090,215	1,215,703
5.50%, 10/1/2038	17,216	19,197
5.50%, 11/1/2038	8,673	9,671
6.00%, 8/1/2031	22,443	25,731
6.00%, 3/1/2036	22,074	24,952
6.00%, 8/1/2036	194,936	220,357
6.00%, 1/1/2037	18,848	21,306
6.00%, 12/1/2037	18,738	21,182
6.00%, 10/1/2038	18,634	21,064
6.00%, 3/1/2040	18,407	20,807
6.00%, 5/1/2040	2,025,113	2,289,259
6.25%, 7/15/2032 (a)	100,000	145,753
6.50%, 11/1/2037	265,286	302,855
6.50%, 2/1/2038	52,898	60,372
6.50%, 9/1/2038	619,371	707,084
6.50%, 9/1/2039	236,171	269,626
6.75%, 3/15/2031	450,000	675,005
Federal National Mortgage Association
Zero Coupon, 10/9/2019 (c)	300,000	270,301
0.50%, 3/30/2016	1,000,000	1,000,134
0.88%, 8/28/2017 (a)	1,000,000	995,929
0.88%, 10/26/2017	200,000	198,719
0.88%, 12/20/2017 (a)	250,000	247,846
0.88%, 5/21/2018 (a)	1,000,000	985,825
1.00%, 9/27/2017	250,000	249,524
1.13%, 4/27/2017 (a)	1,000,000	1,005,775
1.63%, 11/27/2018 (a)	600,000	603,638
1.75%, 1/30/2019	100,000	100,545
2.25%, 3/15/2016	300,000	306,582
2.32%, 11/25/2018 (b)	875,000	891,205
2.38%, 4/11/2016 (a)	250,000	255,927
2.50%, 7/1/2028	1,372,305	1,398,600
2.50%, 8/1/2028	879,511	896,363
2.50%, 8/1/2028	1,140,820	1,162,679
2.50%, 10/1/2028	930,585	948,416
2.63%, 9/6/2024 (a)	415,000	420,615
3.00%, 11/1/2028	1,636,749	1,702,306
3.00%, 6/1/2029	479,459	498,674
3.00%, 8/1/2029	946,941	984,890
3.00%, 9/1/2029	974,012	1,013,047
3.00%, 1/1/2043	1,749,359	1,772,326
3.00%, 3/1/2043	2,012,411	2,038,831
3.00%, 4/1/2043 (g)	495,121	501,622
3.00%, 5/1/2043	2,753,769	2,789,922
3.00%, 5/1/2043	917,637	929,684
3.00%, 5/1/2043	1,835,154	1,859,247
3.00%, 6/1/2043	1,369,447	1,387,426
3.00%, 6/1/2043	1,807,050	1,830,774
3.00%, 6/1/2043	133,802	135,558
3.00%, 6/1/2043	452,018	457,952
3.00%, 7/1/2043	1,231,982	1,248,156
3.00%, 7/1/2043	479,917	486,217
3.50%, 11/1/2025	500,746	529,854
3.50%, 1/1/2027	1,709,232	1,808,587
3.50%, 10/1/2029	976,203	1,032,030
3.50%, 6/1/2034	1,863,528	1,957,500
3.50%, 7/1/2034	3,720,695	3,908,318
3.50%, 5/1/2042	3,496,053	3,648,658
3.50%, 8/1/2042	1,269,950	1,325,384
3.50%, 10/1/2042	1,017,643	1,062,064
3.50%, 1/1/2043	486,561	507,800
3.50%, 5/1/2043	449,244	468,840
3.50%, 7/1/2043	1,818,038	1,897,338
3.50%, 1/1/2044	1,911,690	1,995,075
3.50%, 10/1/2044	1,387,142	1,447,757
4.00%, 8/1/2018	713,948	757,097
4.00%, 8/1/2018	2,755	2,921
4.00%, 1/1/2020	4,816	5,102
4.00%, 4/1/2024	290,730	309,980
4.00%, 1/1/2025	295,515	315,082
4.00%, 3/1/2026	201,225	214,737
4.00%, 12/1/2040	1,615,985	1,725,955
4.00%, 3/1/2041	2,113,790	2,257,780
4.00%, 12/1/2041	2,925,053	3,124,305
4.00%, 2/1/2042	1,115,639	1,191,715
4.00%, 10/1/2043	1,772,669	1,892,627
4.00%, 12/1/2043	240,467	256,740
4.00%, 6/1/2044	1,624,621	1,735,166
4.00%, 7/1/2044	952,239	1,017,033
4.00%, 7/1/2044	963,383	1,028,935
4.00%, 9/1/2044	1,465,079	1,564,768
4.00%, 10/1/2044	1,377,183	1,470,891
4.50%, 4/1/2023	3,786	4,025
4.50%, 4/1/2023	696,499	740,507
4.50%, 8/1/2023	1,046	1,112
4.50%, 4/1/2039	1,471,187	1,597,143
4.50%, 10/1/2040	746,114	810,642
4.50%, 2/1/2041	1,536,630	1,669,747
4.50%, 5/1/2041	816,539	887,157
4.50%, 1/1/2042	2,774,032	3,014,344
4.50%, 9/1/2043	749,355	813,608
4.50%, 12/1/2043 (g)	473,102	513,668
4.50%, 6/1/2044	2,350,189	2,552,729
5.00%, 5/1/2015	54,433	57,303
5.00%, 10/1/2015	13,625	14,343
5.00%, 12/1/2015	141,400	148,854

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 2/1/2016	$20,595	$21,681
5.00%, 3/15/2016	100,000	105,429
5.00%, 5/11/2017	510,000	558,204
5.00%, 6/1/2018	78,052	82,345
5.00%, 7/1/2035	1,295,874	1,435,445
5.00%, 7/1/2040	618,670	684,319
5.00%, 9/1/2040	852,814	943,308
5.38%, 6/12/2017	1,000,000	1,105,701
5.50%, 7/1/2035	601,437	674,380
5.50%, 6/1/2038	89,768	100,328
5.50%, 6/1/2038	94,078	105,145
5.50%, 12/1/2038	799,876	893,967
5.50%, 12/1/2039	1,143,089	1,277,553
6.00%, 6/1/2017	8	8
6.00%, 2/1/2037	614,659	696,277
6.00%, 10/1/2039	880,232	996,841
6.00%, 4/1/2040	1,113,966	1,261,597
6.63%, 11/15/2030 (a)	150,000	222,334
7.13%, 1/15/2030 (a)	525,000	802,391
Government National Mortgage Association
3.00%, 12/15/2042	1,286,452	1,318,870
3.00%, 12/15/2042	402,313	412,452
3.00%, 12/20/2042	1,782,812	1,827,467
3.00%, 2/20/2043	2,267,658	2,323,156
3.00%, 4/20/2043	2,631,509	2,695,912
3.00%, 6/20/2043	1,805,802	1,849,997
3.50%, 2/15/2042	1,652,824	1,738,960
3.50%, 6/20/2042	1,901,484	2,000,911
3.50%, 4/15/2043	992,615	1,043,511
3.50%, 10/20/2043	904,047	950,445
3.50%, 12/20/2043	458,678	482,218
3.50%, 1/20/2044	925,770	973,283
3.50%, 3/20/2044	917,254	964,279
3.50%, 10/20/2044	1,741,155	1,830,420
4.00%, 6/15/2040	140,331	151,313
4.00%, 3/20/2044	433,759	465,245
4.00%, 4/20/2044	624,845	670,201
4.00%, 6/20/2044	937,651	1,005,713
4.00%, 8/20/2044	968,993	1,039,330
4.00%, 9/20/2044	983,432	1,054,817
4.50%, 3/15/2038	1,119,032	1,228,438
4.50%, 6/15/2039	150,694	165,190
4.50%, 7/15/2039	486,424	533,213
4.50%, 6/15/2040	1,366,369	1,502,248
4.50%, 6/15/2040	36,035	39,618
4.50%, 3/15/2041	583,785	641,840
4.50%, 6/15/2041	760,277	832,369
4.50%, 12/15/2041	119,534	130,869
4.50%, 1/15/2042	409,570	448,966
4.50%, 10/20/2043	407,764	445,545
4.50%, 4/20/2044	887,360	969,578
5.00%, 12/15/2038	504,920	556,376
5.00%, 4/15/2039	2,929,129	3,251,772
5.00%, 4/15/2039	3,983	4,422
5.00%, 5/15/2039	173,902	193,058
5.50%, 6/15/2038	726,546	811,548
5.50%, 7/15/2038	832,974	930,428
5.50%, 2/15/2039	139,298	155,596
6.00%, 1/15/2038	66,896	75,516
6.00%, 4/15/2038	406,299	458,699
6.00%, 6/15/2041	360,005	406,395
Tennessee Valley Authority
2.88%, 9/15/2024	300,000	306,259
4.63%, 9/15/2060	14,000	16,148
5.25%, 9/15/2039	450,000	580,571
7.13%, 5/1/2030	66,000	97,560

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $200,780,380)		203,838,338

U.S. TREASURY OBLIGATIONS — 35.6%
Treasury Bonds
2.75%, 8/15/2042	2,175,000	2,175,500
2.75%, 11/15/2042	1,860,000	1,859,423
2.88%, 5/15/2043	2,800,000	2,865,520
3.13%, 11/15/2041	3,150,000	3,401,874
3.13%, 2/15/2042	2,250,000	2,423,408
3.13%, 2/15/2043	1,400,000	1,504,174
3.13%, 8/15/2044 (a)	2,200,000	2,367,926
3.38%, 5/15/2044	600,000	675,912
3.63%, 8/15/2043	200,000	235,360
3.63%, 2/15/2044	900,000	1,059,750
3.75%, 11/15/2043	4,100,000	4,931,357
4.38%, 5/15/2040 (a)	2,750,000	3,617,983
4.38%, 5/15/2041	1,600,000	2,123,184
4.50%, 2/15/2036	150,000	200,297
4.50%, 8/15/2039	1,300,000	1,733,823
4.75%, 2/15/2037	750,000	1,035,675
4.75%, 2/15/2041	500,000	699,045
5.25%, 11/15/2028 (a)	500,000	671,055
5.25%, 2/15/2029	250,000	336,338
5.38%, 2/15/2031 (a)	200,000	279,024
6.13%, 11/15/2027	2,200,000	3,131,392
6.25%, 8/15/2023	1,000,000	1,331,910
6.50%, 11/15/2026	800,000	1,151,936
6.88%, 8/15/2025 (a)	750,000	1,083,630
7.13%, 2/15/2023	1,000,000	1,382,020
7.25%, 5/15/2016 (a)	1,000,000	1,092,560
7.25%, 8/15/2022 (a)	500,000	687,775
7.50%, 11/15/2016	1,015,000	1,144,321
8.13%, 8/15/2019 (a)	1,500,000	1,940,280
8.75%, 8/15/2020	1,130,000	1,553,569
8.88%, 8/15/2017	713,000	859,472
Treasury Notes
0.25%, 2/29/2016	3,000,000	2,995,800
0.25%, 5/15/2016	3,000,000	2,992,380
0.38%, 1/15/2016 (a)	4,000,000	4,003,440
0.38%, 3/15/2016	8,250,000	8,249,918
0.63%, 10/15/2016	4,900,000	4,901,323
0.63%, 11/15/2016	6,000,000	5,999,280
0.63%, 5/31/2017	800,000	795,376
0.63%, 8/31/2017	399,000	395,090
0.63%, 11/30/2017	842,000	830,852
0.63%, 4/30/2018	1,500,000	1,469,415
0.75%, 10/31/2017 (a)	2,500,000	2,479,100
0.75%, 12/31/2017	4,900,000	4,846,786
0.75%, 2/28/2018	500,000	493,025
0.75%, 3/31/2018	4,650,000	4,578,436

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

0.88%, 11/30/2016	$1,500,000	$1,506,510
0.88%, 12/31/2016	4,900,000	4,917,591
0.88%, 1/31/2017	2,000,000	2,006,020
0.88%, 2/28/2017	2,250,000	2,255,625
0.88%, 4/30/2017 (a)	2,500,000	2,502,725
0.88%, 1/31/2018	4,000,000	3,966,880
0.88%, 7/31/2019	1,500,000	1,453,410
1.00%, 8/31/2016	1,000,000	1,007,150
1.00%, 9/30/2016 (a)	1,000,000	1,007,190
1.00%, 10/31/2016 (a)	500,000	503,555
1.00%, 3/31/2017	4,650,000	4,670,181
1.25%, 10/31/2018	3,400,000	3,378,070
1.25%, 1/31/2019	2,000,000	1,980,780
1.38%, 9/30/2018	558,000	557,453
1.38%, 11/30/2018	250,000	249,492
1.38%, 12/31/2018 (a)	300,000	298,758
1.38%, 2/28/2019	3,300,000	3,281,421
1.38%, 1/31/2020	13,000,000	12,819,690
1.50%, 6/30/2016	9,900,000	10,047,311
1.50%, 7/31/2016	500,000	507,540
1.50%, 8/31/2018	6,000,000	6,028,380
1.50%, 12/31/2018	6,700,000	6,710,452
1.50%, 3/31/2019	2,250,000	2,249,482
1.50%, 5/31/2019	1,000,000	997,660
1.50%, 10/31/2019	1,900,000	1,887,688
1.50%, 11/30/2019 (a)	500,000	496,760
1.63%, 3/31/2019	42,000	42,179
1.63%, 6/30/2019 (a)	1,000,000	1,002,620
1.63%, 7/31/2019	542,000	542,759
1.63%, 8/31/2019 (a)	1,042,000	1,042,813
1.63%, 8/15/2022	2,000,000	1,943,760
1.63%, 11/15/2022	3,500,000	3,392,795
1.75%, 5/31/2016	2,000,000	2,035,860
1.75%, 9/30/2019	1,500,000	1,508,085
1.75%, 5/15/2022	500,000	491,405
1.75%, 5/15/2023	3,950,000	3,843,073
1.88%, 8/31/2017 (a)	2,000,000	2,045,540
1.88%, 9/30/2017	2,000,000	2,045,860
2.00%, 11/30/2020	4,700,000	4,739,997
2.00%, 11/15/2021	900,000	902,988
2.00%, 2/15/2023	4,000,000	3,981,080
2.13%, 8/15/2021	3,250,000	3,287,830
2.25%, 11/30/2017	2,500,000	2,584,275
2.25%, 4/30/2021	1,000,000	1,020,310
2.25%, 11/15/2024 (a)	500,000	503,360
2.38%, 7/31/2017	4,900,000	5,077,821
2.38%, 12/31/2020	1,200,000	1,235,340
2.38%, 8/15/2024	3,775,000	3,842,535
2.50%, 8/15/2023	1,500,000	1,547,175
2.50%, 5/15/2024	1,500,000	1,544,175
2.63%, 2/29/2016	3,400,000	3,488,434
2.63%, 4/30/2018	1,000,000	1,045,350
2.63%, 8/15/2020	3,500,000	3,654,770
2.63%, 11/15/2020	1,500,000	1,565,385
2.75%, 11/30/2016	3,280,000	3,409,265
2.75%, 2/28/2018	2,000,000	2,095,780
2.75%, 2/15/2019	2,000,000	2,104,380
2.75%, 11/15/2023	1,500,000	1,578,105
2.75%, 2/15/2024	4,050,000	4,259,304
3.00%, 8/31/2016 (a)	2,750,000	2,861,512
3.00%, 2/28/2017	2,000,000	2,096,020
3.13%, 10/31/2016	2,750,000	2,874,080
3.13%, 1/31/2017	750,000	787,237
3.13%, 5/15/2019 (h)	3,500,000	3,731,315
3.13%, 5/15/2021	1,500,000	1,609,395
3.38%, 11/15/2019	2,500,000	2,708,975
3.50%, 2/15/2018	2,250,000	2,410,313
3.50%, 5/15/2020	2,000,000	2,182,100
3.63%, 8/15/2019	500,000	545,330
3.63%, 2/15/2020	2,500,000	2,742,000
3.63%, 2/15/2021	3,500,000	3,854,235
3.75%, 11/15/2018	1,500,000	1,634,415
4.63%, 11/15/2016 (a)	1,500,000	1,611,510
4.75%, 8/15/2017	1,425,000	1,564,550
5.13%, 5/15/2016	810,000	861,743
5.95%, 3/19/2019	200,000	226,700

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $273,819,542)		279,579,326

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.5%
Bank of America Commercial Mortgage, Inc. 5.55%, 6/10/2049 (b)	780,000	838,019
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	425,227
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	258,632
5.44%, 6/12/2047	491,243	522,659
5.81%, 6/12/2043 (b)	421,886	442,899
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	382,639	405,960
Morgan Stanley Capital I:
5.51%, 11/12/2049 (b)	466,727	497,382
5.61%, 4/15/2049	32,205	32,330
WF-RBS Commercial Mortgage Trust 2.87%, 11/15/2045	200,000	199,863

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $2,893,506)		3,622,971

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 5.47%, 1/12/2045 (b)	501,731	538,565
Citigroup Commercial Mortgage Trust 2013-GC15 1.38%, 9/10/2046	313,788	313,710
Commercial Mortgage Pass Through Certificates:
3.82%, 6/10/2047	500,000	527,733
3.96%, 2/10/2047	500,000	534,985
4.06%, 12/10/2044	1,500,000	1,587,830
FHLMC Multifamily Structured Pass Through Certificates:
1.88%, 4/25/2022	663,203	660,358
3.25%, 4/25/2023 (b)	1,750,000	1,831,848

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.40%, 7/25/2019	$426,772	$446,847
Greenwich Capital Commercial Funding Corp. 5.82%, 7/10/2038 (b)	808,951	849,426
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 5.34%, 5/15/2047	737,774	782,678
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 3.14%, 12/15/2047	500,000	508,470
LB-UBS Commercial Mortgage Trust 5.66%, 3/15/2039 (b)	411,689	427,547
Merrill Lynch Mortgage Trust 5.83%, 6/12/2050 (b)	370,646	385,646
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 1.87%, 11/15/2045	800,000	805,603
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 5.34%, 11/15/2048	750,000	794,266

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $11,156,049)		10,995,512

ASSET BACKED SECURITIES — 0.5%
AUTOMOBILES — 0.3%
AmeriCredit Automobile Receivables 2014-3:
1.15%, 6/10/2019	400,000	398,315
2.58%, 9/8/2020	1,000,000	1,002,775
Santander Drive Auto Receivables Trust 2012-3 3.64%, 5/15/2018	675,000	691,347

		2,092,437

CREDIT CARD RECEIVABLES — 0.2%
Capital One Multi-Asset Execution Trust 1.48%, 7/15/2020	200,000	199,965
Citibank Credit Card Issuance Trust:
5.35%, 2/7/2020	525,000	583,237
6.15%, 6/15/2039	250,000	335,471
World Financial Network Credit Card Master Trust 0.91%, 3/16/2020	500,000	500,331

		1,619,004

MULTI-UTILITIES — 0.0% (d)
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	215,895	226,192

TOTAL ASSET BACKED SECURITIES —
(Cost $3,953,571)		3,937,633

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	37,291
7.30%, 10/1/2039	500,000	736,495
7.55%, 4/1/2039	225,000	347,218
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	209,004
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	64,320
University of California 4.86%, 5/15/2112	150,000	156,276

		1,550,604

CONNECTICUT — 0.0% (d)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	114,013

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	305,315
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	224,728

		530,043

ILLINOIS — 0.1%
Illinois, State General Obligation:
5.10%, 6/1/2033	120,000	119,123
7.35%, 7/1/2035	250,000	294,062

		413,185

MASSACHUSETTS — 0.0% (d)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	115,418

NEW JERSEY — 0.1%
New Jersey Economic Development Authority 1.10%, 6/15/2016	150,000	149,516
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	110,923
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	362,582
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	102,068

		725,089

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	283,561
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	124,533
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	103,807
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	341,378

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Port Authority of New York & New Jersey 5.86%, 12/1/2024	$250,000	$308,012

		1,161,291

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	120,749
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	263,890
8.08%, 2/15/2050	300,000	484,317

		868,956

OREGON — 0.0% (d)
Oregon School Boards Association 5.68%, 6/30/2028	100,000	118,954

PENNSYLVANIA — 0.0% (d)
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	99,000	107,158
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	92,459

		199,617

TEXAS — 0.0% (d)
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	72,384
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	132,640

		205,024

WASHINGTON — 0.0% (d)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	182,596

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,536,003)		6,184,790

	Shares
SHORT TERM INVESTMENTS — 10.5%
MONEY MARKET FUNDS — 10.5%
State Street Institutional Liquid Reserves Fund 0.07% (i)(j)	53,395,568	53,395,568
State Street Navigator Securities Lending Prime Portfolio (j)(k)	29,514,352	29,514,352

TOTAL SHORT TERM INVESTMENT — (l)
(Cost $82,909,920)		82,909,920

TOTAL INVESTMENTS — 109.9% (m)
(Cost $846,340,819)		863,283,922
OTHER ASSETS & LIABILITIES — (9.9)%		(78,088,456)

NET ASSETS — 100.0%		$785,195,466

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Variable rate security — Rate shown is rate in effect at December 31, 2014. Maturity date shown is the final maturity.
(c)	Non-income producing security
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(g)	When-issued security
(h)	Security, or a portion of the security has been designated as collateral for TBA securities.
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(k)	Investments of cash collateral for securities loaned
(l)	Value is determined based on Level 1 inputs (Note 2).
(m)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 100.0%
ALABAMA — 0.3%
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 3/1/2015	$1,650,000	$1,663,018
Alabama, State General Obligation Series A 5.00%, 8/1/2022	1,000,000	1,222,320
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	502,165

		3,387,503

ARIZONA — 1.9%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A 5.00%, 12/1/2031	12,000,000	14,095,440
Arizona, State Transportation Board, Highway Revenue:
Series A 5.00%, 7/1/2018	2,500,000	2,835,325
Series A 5.00%, 7/1/2036	1,000,000	1,126,500
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,182,000
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,841,148
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue 5.00%, 7/1/2025	700,000	826,217

		22,906,630

ARKANSAS — 0.1%
Arkansas, State General Obligation 5.00%, 6/15/2021	125,000	150,744
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	566,294

		717,038

CALIFORNIA — 14.6%
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	350,000	417,550
Series B 5.00%, 6/1/2027	1,000,000	1,298,670
SubSeries A 5.00%, 6/1/2028	1,060,000	1,250,620
Series B 5.00%, 6/1/2029	900,000	1,195,164
Series A 5.00%, 6/1/2033	2,000,000	2,412,900
California, State Department of Veterans Affairs Home, Purchase Revenue Series A 3.88%, 12/1/2028	630,000	670,956
California, State Department of Water Resources Center Valley Project, Revenue 5.00%, 12/1/2018	605,000	698,400
California, State Department of Water Resources Supply Revenue Series L 5.00%, 5/1/2018	595,000	675,224
California, State Educational Facilities, Authority Revenue:
Series U-2 5.00%, 10/1/2032	500,000	662,880
Series U-3 5.00%, 6/1/2043	555,000	753,163
5.25%, 4/1/2040	2,380,000	3,307,272
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2018	350,000	401,765
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	593,460
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	2,530,000	2,763,873
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,920,700
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	3,200,000	3,701,184
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,285,020
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	250,000	291,543
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	3,380,000	3,620,487
Series A 5.00%, 8/1/2030 (a)	5,500,000	6,616,995
Los Angeles, CA, Department of Water & Power Revenue:
Series A 5.00%, 7/1/2015	400,000	409,444
Series C 5.00%, 1/1/2016	2,000,000	2,071,020
Series B 5.00%, 7/1/2019	320,000	372,954
Series A 5.00%, 7/1/2020	7,400,000	8,802,078
Series D 5.00%, 7/1/2022	185,000	225,998
Series D 5.00%, 7/1/2033	1,000,000	1,182,160
Series A 5.00%, 7/1/2039	1,000,000	1,161,360
Series D 5.00%, 7/1/2039	3,000,000	3,489,450
Series B 5.00%, 7/1/2043	775,000	876,013
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	4,000,000	4,776,920
Los Angeles, CA, Harbor Department Revenue Series B 5.00%, 8/1/2039	2,050,000	2,385,113
Los Angeles, CA, Redevelopment Authority, Tax Allocation Series C 5.25%, 12/1/2025 (b)	3,505,000	4,335,405
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	1,250,000	1,316,412
Series KRY 5.00%, 7/1/2018	330,000	376,088
Series A 5.00%, 7/1/2021	2,500,000	3,016,550
Series B 5.00%, 7/1/2021	2,500,000	3,016,550
Series C 5.00%, 7/1/2021	2,500,000	3,016,550
Series D 5.00%, 7/1/2021	2,500,000	3,016,550
Series C 5.00%, 7/1/2030	1,285,000	1,540,394
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2032	500,000	573,685

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	$5,000,000	$5,775,350
Marin, CA, Water District Financing Authority Revenue Series A 5.00%, 7/1/2044	500,000	565,170
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	5,352,539
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	400,000	398,984
Riverside County, CA, Transportation Commission, Sales Tax Revenue Series A 5.25%, 6/1/2031	150,000	181,338
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043 (c)	1,160,000	778,894
San Bernardino, CA, Community College District Series A 5.00%, 8/1/2029	1,000,000	1,174,050
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A 5.00%, 4/1/2029	700,000	850,591
Series A 5.00%, 4/1/2037	225,000	265,030
San Diego County, CA, Regional, Transportation Commission, Sales Tax Revenue Series A 5.00%, 4/1/2039	155,000	181,750
San Diego, CA, Community College District 5.00%, 8/1/2043	650,000	745,465
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	2,500,000	2,970,900
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series C 5.00%, 8/1/2029	700,000	845,621
Series A 5.00%, 7/1/2030	500,000	584,115
Series A 5.00%, 7/1/2032	1,000,000	1,162,300
Series A 5.00%, 7/1/2036	500,000	572,735
San Francisco, CA, City & County Public Utilities Commission Series B 5.00%, 10/1/2026	1,110,000	1,322,110
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C 4.00%, 11/1/2032	750,000	801,990
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,075,729
Subseries A 5.00%, 11/1/2024	2,400,000	2,889,024
Series A 5.00%, 11/1/2030	6,000,000	7,054,140
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,513,946
San Jose, CA, Financing Authority Revenue:
Series A 5.00%, 6/1/2028	1,435,000	1,704,149
Series A 5.00%, 6/1/2039	400,000	459,020
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	150,000	166,725
San Mateo County, CA, Community College District, General Obligation 5.00%, 9/1/2034	4,000,000	4,799,600
Santa Clara County, CA, General Obligation:
Series B 3.25%, 8/1/2035	750,000	729,105
Series B 5.00%, 8/1/2022	100,000	123,185
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	1,650,000	1,736,064
Southern California, Public Power Authority 5.00%, 7/1/2021	350,000	416,517
Southern, CA, Public Power Authority Revenue 5.25%, 7/1/2030	500,000	591,710
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	3,873,069
Series AB 5.00%, 5/15/2025	2,635,000	3,130,670
Series AM 5.00%, 5/15/2027	565,000	690,639
Series A 5.00%, 11/1/2030	4,750,000	5,732,157
Series AI 5.00%, 5/15/2032	200,000	234,860
Series A 5.00%, 11/1/2032	1,135,000	1,358,811
5.00%, 5/15/2033	10,000,000	11,677,700
Series AI 5.00%, 5/15/2034	740,000	861,153
Series S 5.00%, 5/15/2040	1,000,000	1,101,830
Series AM 5.00%, 5/15/2049	1,000,000	1,142,800
Ventura County, CA, Public Financing Authority, Lease Revenue Series A 5.00%, 11/1/2030	640,000	745,568

		173,835,623

COLORADO — 2.0%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	2,750,000	3,334,567
Colorado, State Board of Governors University Enterprise System Revenue:
Series A 5.00%, 3/1/2031	2,000,000	2,482,820
Series A 5.00%, 3/1/2033	895,000	1,115,474
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H 3.25%, 3/15/2035	500,000	486,235
Denver, CO, City & County School District No 1, General Obligation Series B 5.00%, 12/1/2027	11,000,000	13,474,670
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 3.00%, 4/1/2029	650,000	648,486

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Regional, CO, Transportation District, Sales Tax Revenue Series A 5.00%, 11/1/2028	$1,600,000	$2,024,160

		23,566,412

CONNECTICUT — 3.3%
Connecticut, State General Obligation:
Series B 5.00%, 12/1/2016	1,575,000	1,708,103
5.00%, 12/1/2020	7,500,000	8,813,850
5.00%, 12/1/2021	7,500,000	8,802,150
Series C 5.00%, 7/15/2022	9,540,000	11,485,778
Series D 5.00%, 11/1/2025	285,000	336,061
Series D 5.00%, 6/15/2031	360,000	427,277
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A 5.00%, 4/1/2033	1,750,000	1,926,978
University of Connecticut, Revenue Series A 5.00%, 2/15/2025	5,200,000	6,099,236

		39,599,433

DELAWARE — 1.2%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	3,047,195
Series B 5.00%, 7/1/2018	700,000	795,949
5.00%, 3/1/2020	3,000,000	3,536,670
Delaware, State Transportation Authority, Transportation System Revenue 5.00%, 7/1/2022	5,280,000	6,396,615

		13,776,429

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	2,500,000	2,631,475
Series C 4.00%, 12/1/2037	1,000,000	1,046,900
Series A 5.00%, 12/1/2016	7,000,000	7,592,970
Series A 5.00%, 12/1/2023	1,235,000	1,489,534
Series A 5.00%, 12/1/2036	590,000	675,721
Series C 5.00%, 12/1/2037	500,000	574,810

		14,011,410

FLORIDA — 2.5%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	507,397
Florida, State Board of Education Series D 5.00%, 6/1/2022	360,000	430,812
Florida, State Board of Education, Capital Outlay Series A 5.00%, 6/1/2015	1,445,000	1,473,510
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2016	5,000,000	5,338,900
Hillsborough County, FL, School Board, Certificates of Participation Series A 5.00%, 7/1/2029	810,000	903,523
Jacksonville, FL, Special Revenue:
Series C 5.00%, 10/1/2021	190,000	225,749
Series C 5.00%, 10/1/2031	135,000	154,112
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,277,463
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	496,695
5.00%, 7/1/2037	5,385,000	6,021,884
Orange County, FL, Sales Tax Revenue Series C 5.00%, 1/1/2020	735,000	858,524
Orange County, FL, School Board, Certificates of Participation Series C 5.00%, 8/1/2029 (a)	6,635,000	7,882,181
Orlando County, FL, Contract Tourist Development Series A 5.00%, 11/1/2044	1,100,000	1,246,091
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2024	800,000	946,096
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	915,817

		29,678,754

GEORGIA — 1.9%
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,285,600
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,550,778
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,450,000	5,961,101
Georgia, State General Obligation:
Series A-2 3.00%, 2/1/2029	520,000	526,604
Series A-1 5.00%, 2/1/2017	100,000	109,079
Georgia, State Private Colleges & Universities Authority Revenue Series A 5.00%, 9/1/2041	5,965,000	6,736,990
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	3,000,000	3,666,060

		22,836,212

HAWAII — 0.4%
City & County of Honolulu, HI, General Obligation:
Series B 5.00%, 12/1/2026	150,000	179,082
Series A 5.25%, 8/1/2034	1,500,000	1,735,665
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	955,000	1,036,280
Series EA 5.00%, 12/1/2022	180,000	216,841
Series EA 5.00%, 12/1/2023	250,000	300,270
Series A 5.00%, 1/1/2032	1,000,000	1,188,580

		4,656,718

ILLINOIS — 2.6%
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	544,910

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Chicago, IL, Waterworks Revenue 5.00%, 11/1/2027	$1,295,000	$1,490,830
Cook County, IL, General Obligation Series A 5.00%, 11/15/2019	2,000,000	2,278,420
Illinois Finance Authority 5.00%, 10/1/2029	125,000	149,111
Illinois, State Finance Authority Revenue:
Series A 5.00%, 10/1/2030	1,250,000	1,443,425
Series A 5.00%, 10/1/2051	5,020,000	5,464,973
Illinois, State General Obligation:
Series A 4.00%, 4/1/2031	1,500,000	1,567,410
5.00%, 1/1/2015 (b)	1,055,000	1,055,000
5.00%, 1/1/2018 (b)	595,000	653,024
Illinois, State Sales Tax Revenue Series A 4.75%, 6/15/2034	340,000	364,857
Illinois, State Toll Highway Authority Revenue:
5.00%, 1/1/2028	1,825,000	2,072,452
Series A 5.00%, 1/1/2035	105,000	118,305
Series B 5.00%, 1/1/2037	5,000,000	5,648,000
Series B 5.00%, 1/1/2038	1,000,000	1,126,290
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,323,941
Illinois, University of Chicago, Finance Authority Revenue Series A 4.00%, 10/1/2032	955,000	1,006,264
Metropolitan Pier & Exposition Authority, IL, Revenue Series B 5.00%, 12/15/2028	400,000	456,144
Schaumburg, IL, General Obligation Series A 4.00%, 12/1/2032	850,000	899,088

		30,662,444

INDIANA — 0.3%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue Series A 4.00%, 8/1/2030	2,325,000	2,470,010
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series F 5.00%, 1/1/2040 (b)	720,000	788,674

		3,258,684

IOWA — 0.0% (d)
Iowa, State Finance Authority Revenue 5.00%, 8/1/2021	125,000	150,364
Iowa, State Special Obligation Series A 4.00%, 6/1/2034	370,000	392,111

		542,475

KANSAS — 0.0%
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation 4.00%, 8/1/2044	500,000	514,810

KENTUCKY — 0.3%
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	200,000	210,118
Kentucky, State Property & Buildings Commission Revenue Series A 5.00%, 11/1/2017	375,000	418,039
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series B 4.00%, 5/15/2037	645,000	672,928
University of Kentucky, General Receipts Revenue:
Series A 3.50%, 4/1/2031	1,250,000	1,289,850
Series A 4.00%, 4/1/2044	800,000	836,448

		3,427,383

LOUISIANA — 1.0%
East Baton Rouge, LA, Sewer Commission Revenue Series B 5.00%, 2/1/2039	3,335,000	3,873,136
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1 5.00%, 5/1/2023	250,000	300,825
Series B 5.00%, 5/1/2025	1,000,000	1,156,660
Series B 5.00%, 5/1/2036	310,000	347,547
Series B 5.00%, 5/1/2045	800,000	882,232
Louisiana, State General Obligation:
Series A 5.00%, 11/15/2018	200,000	229,056
Series A 5.00%, 2/1/2028	2,000,000	2,407,060
Louisiana, State Highway Improvement Revenue:
Series A 5.00%, 6/15/2019	900,000	1,042,416
Series A 5.00%, 6/15/2024	1,585,000	1,969,125

		12,208,057

MARYLAND — 3.6%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	1,410,000	1,627,464
Baltimore, MD, General Obligation Series B 5.00%, 10/15/2019	280,000	325,690
Baltimore, MD, Project Revenue Series A 5.00%, 7/1/2041	790,000	889,437
County of Montgomery MD 5.00%, 7/1/2017	490,000	541,455
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 5/1/2017	1,000,000	1,098,260
Maryland, State General Obligation:
Series A 3.00%, 3/1/2026	500,000	511,980
Series B 3.00%, 8/1/2028	1,300,000	1,322,945
Series B 5.00%, 3/15/2017	1,900,000	2,081,735
Series B 5.00%, 8/1/2017	540,000	598,876
Series A 5.00%, 8/1/2018	700,000	797,937
Series C 5.00%, 8/1/2018	1,100,000	1,253,901
Series B 5.00%, 3/1/2019	800,000	923,480
Series 2-C 5.00%, 8/1/2021	16,375,000	19,799,504
Series A 5.00%, 3/1/2024	1,000,000	1,201,700
Series B 5.00%, 8/1/2024	140,000	163,449

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Maryland, State Health & Higher Educational Facilities Authority Revenue Series B 4.25%, 7/1/2041	$5,000,000	$5,352,900
Prince George’s County, MD, General Obligation Series A 4.00%, 9/1/2026	1,500,000	1,691,865
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,204,040

		42,386,618

MASSACHUSETTS — 5.5%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	494,996
Massachusetts, Bay Transportation Authority, Revenue Series A 4.00%, 7/1/2037	1,270,000	1,328,534
Massachusetts, Development Finance Agency, Revenue Series S 5.00%, 7/1/2024	2,570,000	3,104,380
Massachusetts, School Building Authority, Sales Tax Revenue:
Series A 5.00%, 8/15/2021	115,000	138,784
Series B 5.00%, 10/15/2032	500,000	581,840
Massachusetts, State College Building Authority Revenue:
Series C 3.00%, 5/1/2032	710,000	694,920
Series A 5.00%, 5/1/2033	7,055,000	8,222,320
Massachusetts, State Federal Highway Series A 5.00%, 6/15/2023	400,000	483,816
Massachusetts, State General Obligation:
Series C 3.00%, 8/1/2016	5,000,000	5,201,550
Seried D 4.00%, 10/1/2028	200,000	215,910
Series A 4.00%, 12/1/2032	2,465,000	2,617,608
Series C 5.00%, 8/1/2019	5,000,000	5,806,050
Series C 5.00%, 8/1/2020	400,000	472,888
Series E 5.00%, 9/1/2023	125,000	152,078
Series B 5.00%, 8/1/2025	5,100,000	5,984,748
Series D 5.00%, 10/1/2026	310,000	371,569
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	452,203
Massachusetts, State School Building Authority Revenue Series B 5.00%, 10/15/2035	965,000	1,104,114
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2018	5,000,000	5,697,450
Massachusetts, State Transportation Fund Revenue Series A 5.00%, 6/1/2044	8,350,000	9,753,885
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	3,600,000	4,185,540
5.00%, 8/1/2024	480,000	567,466
Massachusetts, State Water Resources Authority Revenue Series B 5.00%, 8/1/2026	5,830,000	6,944,521
University of Massachusetts, Building Authority, Project Revenue Series 1 5.00%, 11/1/2039	600,000	683,064

		65,260,234

MICHIGAN — 0.2%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	543,820
5.25%, 11/1/2035	550,000	601,161
Michigan, State Finance Authority Revenue:
Series A 5.00%, 1/1/2017	600,000	650,052
Series A 5.00%, 7/1/2018	1,000,000	1,132,290

		2,927,323

MINNESOTA — 2.9%
Farmington, MN, Independent School District, General Obligation Series A 3.00%, 2/1/2024	750,000	780,030
Minneapolis, St. Paul, Metropolitan Airports Commission, Airport Revenue Series A 5.00%, 1/1/2035	845,000	962,142
Minnesota, State General Obligation:
Series B 4.00%, 8/1/2025	500,000	571,710
Series A 5.00%, 10/1/2015	10,000	10,355
Series A 5.00%, 10/1/2015	1,090,000	1,128,630
Series B 5.00%, 3/1/2018	2,675,000	3,005,336
Series A 5.00%, 10/1/2018	10,000	11,459
Series D 5.00%, 8/1/2019	2,275,000	2,647,236
Series A 5.00%, 8/1/2020	7,710,000	9,142,055
Series D 5.00%, 8/1/2022	1,355,000	1,591,637
Series B 5.00%, 3/1/2028	5,000,000	5,860,350
University of Minnesota, Revenue:
Series A 5.00%, 12/1/2018	2,750,000	3,157,440
Series A 5.25%, 12/1/2027	1,300,000	1,563,796
Western Minnesota, Municipal Power Agency Revenue:
Series A 5.00%, 1/1/2035	1,065,000	1,239,884
Series A 5.00%, 1/1/2036	2,000,000	2,323,280

		33,995,340

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series A 5.00%, 10/1/2036	3,000,000	3,450,150

MISSOURI — 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond 5.00%, 10/1/2028	1,320,000	1,486,201
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series B 5.00%, 5/1/2038	5,000,000	5,795,050
Series B 5.00%, 5/1/2043	450,000	515,097
Missouri, State Board of Public Buildings, Special Obligation:
Series A 1.00%, 10/1/2026	965,000	778,620
Series A 4.00%, 10/1/2023	700,000	781,536

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A 5.00%, 5/1/2018	$945,000	$1,066,111
Series A 5.00%, 5/1/2024	1,075,000	1,338,623

		11,761,238

NEBRASKA — 0.8%
Omaha, NE, Sanitation Sewer Revenue:
4.00%, 11/15/2042	400,000	417,256
5.00%, 11/15/2034	7,000,000	8,272,110
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,130,340

		9,819,706

NEVADA — 0.8%
Las Vegas Valley, NV, Water District, General Obligation 5.00%, 6/1/2039 (a)	3,195,000	3,685,560
Nevada, State Unemployment Compensation Fund, Special Revenue 5.00%, 6/1/2016	5,760,000	6,128,583

		9,814,143

NEW JERSEY — 1.4%
New Jersey, Educational Facilities Authority Revenue Series A 5.00%, 7/1/2044	900,000	1,058,202
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	16,576
Series A 4.00%, 9/1/2022	50,000	55,253
Series A 4.00%, 9/1/2022	3,135,000	3,437,151
Series A 4.00%, 9/1/2027	30,000	33,152
Series A 4.00%, 9/1/2027	40,000	44,202
Series A 4.00%, 9/1/2027	20,000	22,101
Series A 4.00%, 9/1/2027	75,000	82,880
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	9,630,000	10,933,710
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,555,145

		17,238,372

NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series B 5.00%, 7/1/2023	110,000	134,677
New Mexico, State Finance Authority Transportation Revenue:
5.00%, 6/15/2017	3,000,000	3,310,200
5.00%, 6/15/2018	140,000	158,847

		3,603,724

NEW YORK — 22.2%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	2,500,000	3,074,050
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	2,000,000	2,222,140
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,175,590
Erie County, NY, Industrial Development Agency Revenue Series A 5.25%, 5/1/2029	1,390,000	1,639,700
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A 5.00%, 10/1/2028	3,450,000	4,211,139
New York & New Jersey, Port Authority Revenue:
3.25%, 12/15/2030	800,000	810,400
4.00%, 12/15/2036	6,660,000	7,018,841
4.25%, 7/15/2040	1,000,000	1,063,720
4.50%, 7/15/2031	2,000,000	2,219,480
4.50%, 7/15/2036	850,000	926,840
5.00%, 12/15/2026	180,000	219,496
Series 179 5.00%, 12/1/2043	1,100,000	1,260,556
New York, NY, City Municipal Water Finance Authority:
Series AA 4.00%, 6/15/2044	6,420,000	6,587,626
5.00%, 6/15/2026	3,200,000	3,779,616
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series EE 4.00%, 6/15/2039	2,055,000	2,138,186
Series GG 5.00%, 6/15/2019	5,595,000	6,262,931
Series DD 5.00%, 6/15/2029	350,000	418,625
Series CC 5.00%, 6/15/2047	450,000	507,722
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	561,760
5.50%, 11/1/2035	4,545,000	5,400,914
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
SubSeries D 3.00%, 11/1/2027	320,000	330,374
SubSeries A-1 4.00%, 8/1/2039	500,000	527,250
SubSeries F-1 5.00%, 2/1/2018	130,000	146,058
SubSeries F-1 5.00%, 2/1/2018	45,000	50,471
Series F-1 5.00%, 5/1/2021	500,000	597,795
SubSeries F-1 5.00%, 2/1/2030	770,000	901,277
SubSeries B-1 5.00%, 8/1/2032	1,000,000	1,184,470
SubSeries D-1 5.00%, 2/1/2036	1,745,000	2,023,293
SubSeries A-1 5.00%, 11/1/2038	2,100,000	2,423,253
SubSeries E-1 5.00%, 2/1/2042	500,000	563,265
SubSeries B-1 5.00%, 8/1/2042	7,000,000	8,062,600
SubSeries D-1 5.25%, 11/1/2027	1,120,000	1,277,114
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series BB 4.63%, 6/15/2046	6,750,000	7,331,580

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Series CC-1 5.00%, 6/15/2047	$5,500,000	$6,253,115
New York, NY, General Obligation:
Series I 5.00%, 8/1/2015	780,000	801,661
SubSeries J-1 5.00%, 3/1/2017	2,000,000	2,181,160
Series B 5.00%, 8/1/2018	130,000	147,453
Series A-1 5.00%, 10/1/2018	5,000,000	5,694,050
Series A-1 5.00%, 10/1/2019	5,000,000	5,797,050
Series J 5.00%, 8/1/2020	16,000,000	18,794,240
5.00%, 8/1/2029	3,000,000	3,527,190
Series I 5.00%, 8/1/2029	4,025,000	4,717,984
SubSeries D-1 5.00%, 10/1/2032	125,000	145,184
SubSeries F-1 5.00%, 3/1/2037	1,475,000	1,678,889
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	4,500,000	5,261,940
5.13%, 1/15/2044	5,975,000	6,574,830
5.63%, 1/15/2046	1,000,000	1,118,620
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A Zero Coupon, 11/15/2030 (c)	2,960,000	1,691,462
Series A 5.00%, 11/15/2031	1,295,000	1,525,652
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,575,711
New York, NY, Sales Tax Asset Receivables Corp. Series A 5.00%, 10/15/2021	9,720,000	11,764,213
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (c)	1,850,000	1,222,202
Series B Zero Coupon, 11/15/2029 (c)	735,000	448,651
Series A 4.00%, 11/15/2042	500,000	522,980
Series A 5.00%, 1/1/2023	4,725,000	5,658,518
Series B 5.00%, 11/15/2027	5,550,000	6,603,945
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,313,340
New York, Sales Tax Asset Receivables Corp. Series A 5.00%, 10/15/2030	200,000	244,280
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A 5.00%, 5/15/2025	650,000	769,125
Series A 5.00%, 7/1/2027	520,000	612,524
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series E 4.00%, 8/15/2031	255,000	274,296
Series E 5.00%, 2/15/2020	7,850,000	9,191,879
Series A 5.00%, 3/15/2020	1,000,000	1,172,530
Series A 5.00%, 12/15/2020	1,300,000	1,543,880
Series A 5.00%, 3/15/2022	900,000	1,064,529
Series B 5.00%, 3/15/2022	550,000	662,447
Series A 5.00%, 12/15/2026	500,000	599,885
Series A 5.00%, 12/15/2029	4,725,000	5,593,408
Series A 5.00%, 12/15/2030	3,130,000	3,692,899
Series E 5.00%, 2/15/2040	715,000	805,319
Series A 5.00%, 2/15/2043	1,250,000	1,413,350
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 4.13%, 3/15/2033	2,105,000	2,288,535
Series A 5.00%, 3/15/2021	270,000	323,201
Series A 5.00%, 3/15/2028	10,000,000	11,947,400
Series A 5.00%, 3/15/2031	730,000	876,358
Series A 5.00%, 3/15/2033	520,000	619,559
Series A 5.00%, 3/15/2036	1,000,000	1,178,940
Series A 5.00%, 3/15/2038	475,000	557,051
New York, State Dormitory Authority, State Income Tax Revenue Series A 5.00%, 2/15/2031	1,000,000	1,167,250
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,474,005
Series E 5.00%, 8/1/2018	635,000	720,249
Series B 5.00%, 8/1/2021	10,000,000	11,872,000
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	2,160,000	2,547,655
Series A 5.00%, 3/15/2026	405,000	473,607
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2018	1,120,000	1,260,370
Series D 5.00%, 3/15/2021	3,000,000	3,581,370
Series D 5.00%, 3/15/2022	6,700,000	8,069,815
Series C 5.00%, 3/15/2023	1,000,000	1,218,010
Series C 5.00%, 3/15/2027	4,500,000	5,350,500
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2041	1,960,000	2,285,478
Port Authority of New York & New Jersey 5.00%, 9/1/2032	1,250,000	1,485,812

		263,875,688

NORTH CAROLINA — 0.9%
North Carolina, State Capital Improvement Revenue:
Series A 5.00%, 5/1/2016	3,000,000	3,183,870
Series C 5.00%, 5/1/2028	905,000	1,058,370
North Carolina, State General Obligation:
Series D 4.00%, 6/1/2021	500,000	573,400
Series B 5.00%, 6/1/2018	700,000	794,192
Series C 5.00%, 5/1/2026	1,965,000	2,534,103
North Carolina, State Grant Anticipation Revenue 5.00%, 3/1/2019	1,930,000	2,195,935

		10,339,870

OHIO — 2.4%
Cincinnati, OH, General Obligation Series A 5.00%, 12/1/2020	6,200,000	7,279,668
Columbus, OH, General Obligation Series A 3.00%, 2/15/2026	850,000	868,385

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Cuyahoga County, OH, Certificate of Participation 4.00%, 12/1/2034	$1,290,000	$1,317,374
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	340,451
Franklin County, OH, General Obligation 5.00%, 6/1/2021	6,555,000	7,870,720
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2028	3,000,000	3,592,590
Ohio State University, Revenue Series A 4.00%, 6/1/2043	1,280,000	1,318,682
Ohio, State General Obligation:
Series B 5.00%, 3/15/2019	540,000	621,956
Series R 5.00%, 5/1/2019	2,075,000	2,394,550
Series A 5.00%, 9/15/2019	500,000	581,700
Series D 5.00%, 12/1/2031	135,000	174,136
University of Miami 4.00%, 9/1/2039	2,465,000	2,579,549

		28,939,761

OKLAHOMA — 0.4%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2026	2,500,000	3,050,875
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,343,060

		5,393,935

OREGON — 0.9%
Metro, OR, General Obligation Series A 5.00%, 6/1/2024	1,010,000	1,225,251
Oregon, State Department of Transportation, Highway User Tax Revenue Senior Lien Series A 5.00%, 11/15/2024	125,000	156,999
Oregon, State General Obligation:
Series L 5.00%, 11/1/2017	435,000	486,478
Series N 5.00%, 12/1/2023	1,540,000	1,866,310
Series N 5.00%, 8/1/2043	1,700,000	1,971,932
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	4,000,000	4,877,680

		10,584,650

PENNSYLVANIA — 3.0%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,023,710
Series B 5.00%, 7/1/2021	5,000,000	5,582,250
Pennsylvania, State General Obligation:
5.00%, 7/1/2016	1,040,000	1,110,169
5.00%, 6/1/2017	840,000	923,790
5.00%, 11/15/2017	405,000	451,749
Series A 5.00%, 5/1/2018	1,310,000	1,473,776
Series A 5.00%, 5/1/2021	1,500,000	1,769,100
5.00%, 7/1/2021	1,590,000	1,894,787
5.00%, 7/1/2021	2,925,000	3,485,693
5.00%, 11/15/2021	1,000,000	1,197,010
5.00%, 6/1/2023	9,795,000	11,688,472
5.00%, 11/15/2023	895,000	1,066,258
5.00%, 4/1/2024	2,455,000	2,943,570
5.00%, 10/15/2027	665,000	792,354
Pennsylvania, State University Revenue 5.00%, 3/1/2040	500,000	567,050
Pennsylvania, Turnpike Commission Revenue 4.50%, 12/1/2038	300,000	315,609

		36,285,347

RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp. 5.00%, 9/1/2021	1,000,000	1,201,160
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	523,991

		1,725,151

SOUTH CAROLINA — 0.4%
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2022	550,000	661,138
South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	760,000	821,378
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,950,050

		4,432,566

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	1,355,000	1,361,951

TENNESSEE — 1.1%
Memphis, TN, General Obligation Series A 5.00%, 11/1/2023	5,000,000	6,121,100
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D 3.25%, 10/1/2037	1,420,000	1,406,411
Shelby County, TN, General Obligation Series A 5.00%, 3/1/2022	1,000,000	1,208,620
Tennessee, State General Obligation Series A 5.00%, 8/1/2022	350,000	428,641
Tennessee, State School Bond Authority:
5.00%, 11/1/2022	3,000,000	3,667,860
Series A 5.00%, 5/1/2027	500,000	590,080

		13,422,712

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

TEXAS — 9.4%
Alvin, TX, Independent School District, General Obligation Series C 5.00%, 2/15/2028 (b)	$3,000,000	$3,626,490
Arlington, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2026 (b)	885,000	1,065,168
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	849,280
Austin, TX, General Obligation:
5.00%, 9/1/2019	660,000	768,273
5.00%, 9/1/2022	570,000	694,380
5.00%, 9/1/2034	375,000	444,345
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2032	2,750,000	3,272,390
5.00%, 11/15/2034	370,000	437,262
5.00%, 11/15/2042	2,800,000	3,199,896
Bexar County, TX, General Obligation Series B 5.00%, 6/15/2032	3,000,000	3,540,030
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (b)	500,000	592,785
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2023	6,450,000	7,926,211
Dallas, TX, General Obligation:
4.00%, 2/15/2032	5,290,000	6,008,964
Series A 5.00%, 2/15/2017	175,000	191,030
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (b)	1,250,000	1,268,725
Series A 5.00%, 8/15/2032 (b)	1,000,000	1,200,980
El Paso County, TX, Hospital District, General Obligation 4.00%, 8/15/2035	135,000	132,944
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (b)	5,000,000	5,416,550
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue Series A 5.00%, 11/1/2031	5,395,000	6,276,057
Harris County, TX, Flood Control District:
Series A 5.00%, 10/1/2026	1,000,000	1,162,960
Series A 5.00%, 10/1/2029	500,000	575,625
Series A 5.00%, 10/1/2039	1,585,000	1,768,527
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue 5.00%, 11/1/2025	300,000	358,788
Harris, TX, General Obligation Series A 5.00%, 10/1/2024	100,000	120,525
Houston, TX, General Obligation Series A 5.00%, 3/1/2022	2,000,000	2,310,360
Houston, TX, Independent School District, General Obligation Series C 5.00%, 2/15/2019	50,000	57,659
Houston, TX, Utilities System Revenue:
Series C 4.00%, 5/15/2021	200,000	226,706
Series D 5.00%, 11/15/2020	2,750,000	3,264,058
Katy, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2028 (b)	4,000,000	4,900,280
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (b)	3,320,000	4,133,234
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (c)(b)	3,000,000	1,353,840
Lewisville, TX, Independent School District, General Obligation Series A 4.00%, 8/15/2018 (b)	2,125,000	2,351,164
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (b)	1,000,000	1,139,280
Mansfield, TX, Independent School District 5.00%, 2/15/2021 (b)	145,000	170,803
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (c)	1,530,000	695,079
North Texas, Tollway Authority Revenue Series D 5.00%, 9/1/2031	5,980,000	6,882,920
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	360,000	444,485
5.00%, 9/1/2029	1,340,000	1,585,086
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	10,000,000	11,712,900
5.00%, 2/1/2024	110,000	132,814
5.25%, 2/1/2025	300,000	382,548
San Antonio, TX, General Obligation:
5.00%, 2/1/2023	500,000	609,185
5.00%, 2/1/2026	465,000	569,374
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (b)	2,000,000	2,372,420
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	713,501
San Antonio, TX, Water Revenue Series A 5.00%, 5/15/2026	890,000	1,076,802
Texas, Permanent University Fund Revenue Series B 5.00%, 7/1/2024	8,000,000	10,001,600
Texas, State General Obligation Series A 5.00%, 4/1/2042	1,205,000	1,372,423

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Texas, State Public Finance Authority Series A 5.00%, 1/1/2017	$1,100,000	$1,152,096
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (b)	500,000	579,285
University of Texas, Revenue Series A 4.00%, 8/15/2021	500,000	571,590

		111,659,677

UTAH — 0.2%
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	534,120
5.00%, 7/1/2019	400,000	465,432
Series A 5.00%, 7/1/2019	1,000,000	1,163,580

		2,163,132

VIRGINIA — 2.3%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A 5.00%, 10/1/2020	2,500,000	2,958,000
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,282,809
Series A 5.00%, 4/1/2018	600,000	677,868
Series B 5.00%, 4/1/2024	900,000	1,126,638
Series A 5.00%, 4/1/2030	450,000	523,035
University of Virginia, Revenue 5.00%, 6/1/2043	3,100,000	3,592,311
Virginia, College Building Authority, Educational Facilities Revenue:
Series B 3.00%, 2/1/2029	935,000	938,544
Series B 5.00%, 9/1/2021	1,500,000	1,764,795
5.00%, 2/1/2027	3,620,000	4,228,739
Virginia, Commonwealth Transportation Board Revenue:
4.75%, 5/15/2035	100,000	112,585
5.00%, 3/15/2024	875,000	1,056,248
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A 4.00%, 2/1/2015	420,000	421,310
Series A 5.00%, 2/1/2024	2,135,000	2,633,928
Virginia, State General Obligation Series B 5.00%, 6/1/2018	300,000	340,368
Virginia, State Public Building Authority, Public Facilities Revenue Series A 3.00%, 8/1/2032	540,000	529,843
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,729,650

		26,916,671

WASHINGTON — 3.2%
Energy Northwest, WA, Electric Revenue Series A 5.00%, 7/1/2019	4,000,000	4,627,800
King County, WA, School District No. 403 Renton, General Obligation 5.00%, 12/1/2022	1,540,000	1,854,052
Pierce County, WA, Sewer Revenue 4.00%, 8/1/2031	250,000	267,863
Seattle, WA, Water System Revenue 5.00%, 9/1/2021	125,000	150,580
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,575,935
Tacoma, WA, Electric System Revenue Series A 5.00%, 1/1/2020	1,365,000	1,593,692
University of Washington, Revenue Series C 4.00%, 7/1/2033	625,000	667,713
Washington, State General Obligation:
Series D 3.00%, 2/1/2031	605,000	598,133
Series R-2015A 4.00%, 7/1/2026	3,050,000	3,406,911
Series B-1 4.00%, 8/1/2028	395,000	427,449
Series R-2013A 5.00%, 7/1/2016	750,000	801,067
Series R-2011C 5.00%, 7/1/2022	1,490,000	1,749,930
Series A 5.00%, 8/1/2025	3,055,000	3,618,617
5.00%, 2/1/2031	6,175,000	7,337,938
Series C 5.00%, 6/1/2041	7,200,000	8,104,464

		37,782,144

WISCONSIN — 3.0%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	8,270,000	9,507,357
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,381,562
Series 1 5.00%, 5/1/2017	1,485,000	1,631,287
Series B 5.00%, 5/1/2030	19,410,000	22,735,904

		35,256,110

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,147,778,705)		1,189,982,228

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $5,635,227)	5,635,227	$5,635,227

TOTAL INVESTMENTS — 100.5% (h)
(Cost $1,153,413,932)		1,195,617,455
OTHER ASSETS & LIABILITIES — (0.5)%		(6,470,940)

NET ASSETS — 100.0%		$1,189,146,515

(a)	When-issued security
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	2.54%
	Assured Guaranty Municipal Corp.	0.57%

(c)	Non-income producing security
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.4%
CALIFORNIA — 99.4%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 5.25%, 12/1/2026	$245,000	$295,864
Alameda County, CA, Transportation Authority, Sales Tax Revenue 4.00%, 3/1/2022	1,000,000	1,152,090
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	511,440
5.00%, 4/1/2028	750,000	880,972
California, East Bay Municipal Utility District, Water System Revenue:
Series B 4.00%, 6/1/2017	250,000	270,558
Series B 5.00%, 6/1/2020	650,000	775,450
Series B 5.00%, 6/1/2023	1,000,000	1,243,200
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	500,000	603,735
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,236,800
Series L 5.00%, 5/1/2019	2,500,000	2,900,975
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	500,000	523,795
Series L 5.00%, 5/1/2016	200,000	212,148
Series L 5.00%, 5/1/2017	500,000	549,985
California, State Educational Facilities, Authority Revenue 5.25%, 4/1/2040	1,000,000	1,389,610
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2018	710,000	815,009
California, State University Revenue:
Series A 4.00%, 11/1/2032	615,000	658,007
Series A 5.00%, 11/1/2033	1,000,000	1,190,530
California, William S. Hart Union High School District, Election of 2008:
Series C 4.00%, 8/1/2027	500,000	549,425
Series C 4.00%, 8/1/2038	595,000	619,086
Cerritos, CA, Community College District, General Obligation Series A 5.00%, 8/1/2039	1,000,000	1,158,060
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	593,460
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	500,000	546,220
Contra Costa County, CA, Community College District, General Obligation:
4.00%, 8/1/2030	500,000	529,450
5.00%, 8/1/2034	695,000	810,189
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	500,000	589,990
Series B 5.00%, 3/1/2025	750,000	876,840
Cupertino, CA, Union School District, General Obligation Series B 4.00%, 8/1/2037	605,000	647,193
Garden Grove, CA, Unified School District, General Obligation Series C 5.00%, 8/1/2035	600,000	690,564
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	800,000	925,296
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	500,000	571,255
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	750,000	874,627
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,500,000	1,783,470
5.00%, 7/1/2028	1,000,000	1,223,200
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	500,000	535,575
Series F 5.00%, 8/1/2029	1,000,000	1,185,820
Series A 5.00%, 8/1/2030 (a)	1,500,000	1,804,635
Los Angeles, CA, Department of Airports Revenue:
Series B 5.00%, 5/15/2035	1,000,000	1,136,800
Series D 5.00%, 5/15/2040	1,000,000	1,129,430
Los Angeles, CA, Department of Water & Power Series A 5.00%, 7/1/2041	1,250,000	1,397,662
Los Angeles, CA, Department of Water & Power Revenue:
Series C 5.00%, 1/1/2016	2,000,000	2,071,020
Series B 5.00%, 7/1/2019	205,000	238,923
Series D 5.00%, 7/1/2022	565,000	690,210
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series A 5.00%, 7/1/2044	795,000	918,320
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	200,000	232,908
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,123,200
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	263,283
Series KRY 5.00%, 7/1/2018	935,000	1,065,582
Series A 5.00%, 7/1/2020	250,000	296,495
Series B 5.00%, 7/1/2020	250,000	296,495
Series C 5.00%, 7/1/2020	250,000	296,495
Series D 5.00%, 7/1/2020	250,000	296,495
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	500,000	568,905
Series B 5.00%, 6/1/2030	1,000,000	1,164,300

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	$500,000	$565,170
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	272,530
Series C 5.00%, 10/1/2027	500,000	649,580
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (b)	4,000,000	790,040
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	707,838
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	500,000	498,730
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	3,000,000	731,670
Rancho Cucamonga, CA, Redevelopement Agency Successor, Tax Allocation 5.00%, 9/1/2026 (c)	1,000,000	1,187,710
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043	1,500,000	1,007,190
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	500,000	567,720
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,220,180
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	597,505
5.00%, 8/1/2041	750,000	855,615
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	750,000	882,285
Series A 5.00%, 8/1/2028	330,000	387,064
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2017	1,500,000	1,655,550
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A 5.00%, 7/1/2032	500,000	581,150
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2038	315,000	338,697
Series A 5.00%, 11/1/2032	860,000	1,000,447
Series A 5.00%, 11/1/2041	750,000	844,320
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	1,000,000	1,111,350
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	750,000	865,073
5.25%, 3/1/2031	500,000	581,355
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2039	1,000,000	1,147,550
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	500,000	555,750
San Mateo, CA, Community College District, General Obligation 5.00%, 9/1/2029	270,000	330,418
San Mateo, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2025	1,500,000	1,826,295
San Mateo, CA, Union High School District, General Obligation Series A 5.00%, 9/1/2026	500,000	609,305
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	500,000	590,245
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	500,000	526,080
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,168,950
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,184,240
5.00%, 7/1/2030	1,000,000	1,159,080
University of California, Revenue:
Series E 4.00%, 5/15/2019	1,260,000	1,403,678
Series AF 5.00%, 5/15/2024	1,000,000	1,228,110
5.00%, 5/15/2037	750,000	852,600
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A 5.00%, 11/1/2024	300,000	358,368
Series A 5.00%, 11/1/2025	600,000	712,950
West Valley-Mission Community College District, CA, General Obligation Series A 5.00%, 8/1/2034	660,000	761,330
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042	500,000	285,310

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $74,736,436)		78,510,074

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 2.0%
MONEY MARKET FUND — 2.0%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $1,561,680)	1,561,680	$1,561,680

TOTAL INVESTMENTS — 101.4% (g)
(Cost $76,298,116)		80,071,754
OTHER ASSETS & LIABILITIES — (1.4)%		(1,106,728)

NET ASSETS — 100.0%		$78,965,026

(a)	When-issued security
(b)	Non-income producing security
(c)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	1.50%

(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
NEW YORK — 98.8%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	$500,000	$614,810
Brookhaven, NY, General Obligation Series A 3.00%, 2/1/2023	195,000	208,262
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	750,000	833,302
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2021	250,000	292,077
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2026	395,000	468,209
Erie County, NY, Industrial Development Agency School Facility Revenue Series A 5.25%, 5/1/2025	500,000	593,390
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	200,000	236,680
Monroe County, NY, Industrial Development Corp. Revenue Series A 5.00%, 7/1/2030	250,000	293,555
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2018	500,000	573,050
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.00%, 10/1/2022	250,000	303,300
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	200,000	200,838
4.00%, 12/1/2022	300,000	339,765
4.00%, 7/15/2037	250,000	262,170
5.00%, 7/15/2039	250,000	282,478
New York, NY, City Educational Construction Fund Revenue Series A 5.75%, 4/1/2041	85,000	101,344
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	150,693
SubSeries D-1 5.00%, 2/1/2025	250,000	305,425
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00%, 11/1/2020	500,000	592,260
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series DD 3.13%, 6/15/2027	165,000	169,130
Series CC-1 4.25%, 6/15/2044	500,000	531,160
Series BB 4.63%, 6/15/2046	500,000	543,080
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	210,958
Series E 4.00%, 8/1/2022	250,000	280,878
Series J 5.00%, 8/1/2020	500,000	587,320
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	584,660
5.13%, 1/15/2044	500,000	550,195
5.25%, 12/15/2043	500,000	572,040
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2025	500,000	599,315
Series A 5.00%, 11/15/2031	500,000	589,055
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
5.00%, 12/1/2016	500,000	542,255
5.00%, 12/1/2022	120,000	145,606
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	260,266
Series AA 5.00%, 6/15/2044	500,000	556,005
New York, NY, Sales Tax Asset Receivable Corp. Revenue Series A 5.00%, 10/15/2026	500,000	620,530
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	250,000	299,392
Series B 5.00%, 11/15/2023	500,000	608,160
Series B 5.00%, 11/15/2023	500,000	618,460
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	250,000	289,168
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	500,000	552,190
New York, State Dormitory Authority Revenue 4.00%, 1/15/2022	500,000	539,130
New York, State Dormitory Authority, Personal Income Tax Revenue Series E 5.00%, 2/15/2040	200,000	225,264
New York, State Dormitory Authority, Sales Tax Revenue Series A 4.13%, 3/15/2033	900,000	978,471
New York, State Dormitory Authority, State Personal Income Tax Revenue:
4.00%, 3/15/2019	100,000	110,892
Series E 5.00%, 2/15/2027	350,000	402,577
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	283,565
5.00%, 6/15/2036	500,000	574,580
5.00%, 6/15/2041	250,000	284,895
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	275,000	304,425
New York, State General Obligation:
Series E 4.00%, 12/15/2027	125,000	139,070
Series A 5.25%, 2/15/2024	310,000	371,597
New York, State Local Government Assistance Corp. Revenue Series B 5.00%, 4/1/2018	750,000	846,817

See accompanying notes to financial statements.

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Power Authority Revenue Series A 5.00%, 11/15/2022	$500,000	$608,160
New York, State Thruway Authority, Second General Highway & Bridge Trust Series A-1 5.00%, 4/1/2021	300,000	356,382
New York, State Urban Development Corp. Revenue:
Series A 3.50%, 3/15/2028	235,000	245,784
Series A 4.00%, 3/15/2024	500,000	551,820
New York, Utility Debt Securitization Authority Revenue:
Series TE 5.00%, 12/15/2029	750,000	910,110
Series TE 5.00%, 12/15/2041	100,000	116,606
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	597,345
Westchester County, NY, General Obligation Series B 3.00%, 6/1/2017	610,000	643,520

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $24,517,000)		25,452,441

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Tax Free Money Market Fund 0.00% (a)(b)(c) (Cost $191,843)	191,843	191,843

TOTAL INVESTMENTS — 99.5% (d)
(Cost $24,708,843)		25,644,284
OTHER ASSETS & LIABILITIES — 0.5%		126,591

NET ASSETS — 100.0%		$25,770,875

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 1.5%
Alabama, Public School & College Authority Revenue:
Series A 5.00%, 5/1/2016	$4,335,000	$4,597,744
Series A 5.00%, 3/1/2017	1,000,000	1,091,930
Alabama, State General Obligation:
Series A 5.00%, 8/1/2017	5,000,000	5,546,500
Series A 5.00%, 8/1/2018	11,800,000	13,455,422
Series A 5.00%, 8/1/2019	8,865,000	10,319,747

		35,011,343

ALASKA — 0.1%
Alaska, State General Obligation Series A 5.00%, 8/1/2016	1,250,000	1,339,663
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,074,830

		2,414,493

ARIZONA — 2.0%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	331,032
Series B 5.00%, 7/1/2019	5,000,000	5,808,400
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series B 4.00%, 1/1/2017	500,000	533,515
Series A 4.00%, 12/1/2017	1,310,000	1,428,856
Arizona, State Transportation Board Revenue:
Series A 5.00%, 7/1/2017	700,000	772,044
Series A 5.00%, 7/1/2018	5,435,000	6,159,975
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,250,000	4,929,065
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,506,463
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,000,000	1,140,440
5.25%, 7/1/2019	1,550,000	1,810,059
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,416,810
5.00%, 7/1/2019	6,415,000	7,436,973
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.00%, 6/1/2019	650,000	752,583
5.00%, 6/1/2019	1,000,000	1,158,280
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	11,304,662

		48,489,157

ARKANSAS — 0.1%
Arkansas, State Highway Grant Anticipation & Tax Revenue 5.00%, 4/1/2019	2,705,000	3,124,627

CALIFORNIA — 11.7%
Alameda County, CA, Transportation Authority Sales Tax Revenue 4.00%, 3/1/2019	4,000,000	4,473,040
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,361,556
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B 1.50%, 4/1/2047 (a)	6,000,000	6,048,300
Series C 1.88%, 4/1/2047 (a)	29,175,000	29,602,705
California, State Department of Water Resources Center Valley Project Revenue Series AS 4.00%, 12/1/2018	6,535,000	7,294,171
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	5,710,000	5,981,739
Series L 5.00%, 5/1/2016	600,000	636,444
Series M 5.00%, 5/1/2016	7,425,000	7,875,994
Series L 5.00%, 5/1/2017	3,290,000	3,618,901
Series L 5.00%, 5/1/2019	27,360,000	31,748,270
California, State Economic Recovery Series A 5.00%, 7/1/2018	11,550,000	13,171,620
California, State Public Works Board, Lease Revenue:
Series F 4.00%, 10/1/2015	1,145,000	1,177,415
Series F 5.00%, 10/1/2016	4,505,000	4,863,148
California, State University Revenue:
Series A 4.00%, 11/1/2018	1,775,000	1,974,049
Series A 5.00%, 11/1/2018	1,000,000	1,149,520
Series A 5.00%, 11/1/2019	2,190,000	2,569,549
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,581,952
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	11,068,300
Long Beach, CA, Harbor Revenue Series C 5.00%, 11/15/2018	5,000,000	5,740,700
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Series B 5.00%, 7/1/2017	930,000	1,029,854
Series B 5.00%, 7/1/2018	2,040,000	2,321,887
Los Angeles, CA, Community College District, General Obligation Series A 5.00%, 8/1/2019 (b)	12,000,000	14,009,880
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,639,487
Series C 5.00%, 1/1/2016	4,000,000	4,142,040
Series A 5.00%, 7/1/2018	2,580,000	2,941,277
Series A 5.00%, 7/1/2018	450,000	513,014
Series B 5.00%, 7/1/2018	1,000,000	1,141,510

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Los Angeles, CA, General Obligation:
Series A 5.00%, 9/1/2016	$10,000,000	$10,748,300
Series A 5.00%, 9/1/2017	13,230,000	14,715,067
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	6,370,000	7,154,784
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,632,825
Series D 4.00%, 7/1/2017	750,000	812,445
5.00%, 7/1/2017	1,000,000	1,107,890
Series A 5.00%, 7/1/2019	3,000,000	3,487,890
Series B 5.00%, 7/1/2019	2,500,000	2,906,575
Series C 5.00%, 7/1/2019	7,500,000	8,719,725
Series D 5.00%, 7/1/2019	2,500,000	2,906,575
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2018	1,000,000	1,137,810
Orange County, CA, Sanitation District Wastewater Revenue Series A 5.00%, 8/1/2015	500,000	513,855
San Diego County, CA, Water Authority Revenue Series A 4.00%, 5/1/2018	300,000	330,138
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,000,000	10,683,800
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2019	3,500,000	4,044,355
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	875,000	899,448
Series A 5.00%, 10/1/2017	1,000,000	1,116,320
San Francisco, CA, City & County, Certificates of Participation Series B 5.00%, 9/1/2016	5,260,000	5,647,241
San Francisco, CA, Unified School District, General Obliagtion 5.00%, 6/15/2017	8,170,000	9,029,484
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,000,000	1,160,120
Southern California, Metropolitan Water District Revenue Series A 5.00%, 7/1/2019	7,250,000	8,463,577
Southern California, State Public Power Authority Revenue:
5.00%, 7/1/2016	725,000	773,916
Series A 5.00%, 7/1/2017	350,000	386,845
University of California, Revenue:
Series AF 4.00%, 5/15/2019	3,250,000	3,636,718
5.00%, 5/15/2018	3,500,000	3,972,360

		277,664,385

COLORADO — 0.6%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	8,900,000	9,671,096
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	3,920,112
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue:
Series A 5.00%, 4/1/2016	145,000	153,383
Series A 5.00%, 4/1/2019	570,000	659,957

		14,404,548

CONNECTICUT — 3.0%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,657,605
Series C 5.00%, 12/1/2015	600,000	626,244
Series A 5.00%, 1/1/2016	490,000	513,260
Series C 5.00%, 12/15/2016	2,800,000	3,041,444
Series A 5.00%, 4/1/2017	950,000	1,040,022
Series D 5.00%, 11/1/2017	7,685,000	8,567,007
Series C 5.00%, 6/15/2018	5,300,000	5,992,339
Series A 5.00%, 10/15/2018	3,855,000	4,395,548
Series E 5.00%, 9/1/2019	7,500,000	8,679,000
Series F 5.00%, 11/15/2019	11,575,000	13,454,433
Connecticut, State Health & Educational Facility Authority Revenue Series A-3 0.88%, 7/1/2049 (a)	4,865,000	4,852,448
Connecticut, State Special Tax Obligation Revenue:
5.00%, 11/1/2015	500,000	519,895
Series A 5.00%, 10/1/2016	560,000	603,602
Series A 5.00%, 11/1/2016	2,650,000	2,865,180
Series B 5.00%, 1/1/2018	9,650,000	10,746,530
Series A 5.00%, 10/1/2018	1,805,000	2,054,830

		71,609,387

DELAWARE — 0.9%
Delaware, State General Obligation:
Series B 5.00%, 2/1/2017	585,000	638,235
Series B 5.00%, 2/1/2018	1,000,000	1,124,820
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2017	15,500,000	17,119,595
5.00%, 7/1/2019	2,760,000	3,190,560

		22,073,210

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Income Tax Revenue:
Series A 5.00%, 12/1/2016	2,000,000	2,169,420
Series D 5.00%, 12/1/2016	1,000,000	1,084,710
Series A 5.00%, 12/1/2018	5,275,000	6,050,003
Series A 5.00%, 12/1/2019	1,500,000	1,754,985

		11,059,118

FLORIDA — 4.3%
Florida, State Board of Education, Capital Outlay, General Obligation:
Series C 5.00%, 6/1/2017	795,000	874,897
Series A 5.00%, 6/1/2018	4,000,000	4,521,000
Series B 5.00%, 6/1/2018	4,250,000	4,803,562
Series B 5.00%, 6/1/2019	7,135,000	8,247,775

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Florida, State Board of Education, General Obligation:
Series D 5.00%, 6/1/2017	$8,210,000	$9,035,105
Series A 5.00%, 6/1/2018	1,300,000	1,469,325
Florida, State Department of Transportation Series B 5.00%, 7/1/2018	15,000,000	17,034,000
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2015	250,000	255,865
Series A 5.00%, 7/1/2016	20,145,000	21,510,428
Florida, State Turnpike Authority Revenue:
Series B 5.00%, 7/1/2016	650,000	693,154
Series C 5.00%, 7/1/2018	10,400,000	11,810,240
Series C 5.00%, 7/1/2019	10,000,000	11,616,800
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2018	1,500,000	1,701,720
Jacksonville, FL, Special Tax Revenue Series B-1 5.00%, 10/1/2018	1,000,000	1,132,920
JEA, FL, Electric System Revenue Series A 5.00%, 10/1/2019	1,750,000	2,045,575
JEA, FL, Water & Sewer System Revenue 5.00%, 10/1/2018	1,200,000	1,373,676
Manatee County, FL, Refunding Improvement Revenue 4.00%, 10/1/2017	1,300,000	1,405,352
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,559,745

		101,091,139

GEORGIA — 2.8%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,246,400
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,465,000	2,673,194
Georgia, State General Obligation:
Series E-2 4.00%, 9/1/2016	4,400,000	4,656,124
Series B 4.00%, 1/1/2017	500,000	533,925
Series J-1 4.00%, 7/1/2017	500,000	540,595
Series J-2 4.00%, 11/1/2017	1,700,000	1,852,337
4.00%, 9/1/2019	4,100,000	4,598,150
Series E 5.00%, 7/1/2016	790,000	843,910
Series I 5.00%, 11/1/2016	7,480,000	8,094,557
Series F 5.00%, 12/1/2016	4,790,000	5,199,593
Series A 5.00%, 7/1/2017	5,440,000	6,015,497
Series A 5.00%, 1/1/2018	5,000,000	5,610,550
Series A 5.00%, 7/1/2018	3,000,000	3,411,210
Series F 5.00%, 12/1/2018	1,000,000	1,149,820
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 3/1/2016	4,590,000	4,840,798
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,286,920
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2016	5,000,000	5,307,500
Series A 4.50%, 10/1/2017	1,150,000	1,266,564
5.00%, 2/1/2019	1,000,000	1,151,770
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	2,250,000	2,494,867

		66,774,281

HAWAII — 1.5%
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	1,965,000	2,132,241
Series EH 5.00%, 8/1/2018	3,000,000	3,409,530
Series EF 5.00%, 11/1/2018	23,005,000	26,314,269
Series EO 5.00%, 8/1/2019	3,000,000	3,482,190
Honolulu County, HI, Wastewater System Revenue Series A 5.00%, 7/1/2018	1,000,000	1,131,920

		36,470,150

ILLINOIS — 1.1%
Chicago, IL, Transit Authority, Sales Tax Revenue Series A 5.00%, 12/1/2018	2,250,000	2,538,270
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,053,250
Cook County, IL, General Obligation Series A 5.00%, 11/15/2016	1,755,000	1,892,030
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2019	1,535,000	1,745,955
Series A 5.00%, 10/1/2019	1,000,000	1,160,410
Illinois, State Sales Tax Revenue:
3.00%, 6/15/2016	2,000,000	2,071,440
5.00%, 6/15/2018	1,945,000	2,201,196
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A 5.00%, 6/15/2016	1,625,000	1,730,641
Series B 5.00%, 6/15/2017	10,000,000	10,848,100

		25,241,292

INDIANA — 0.1%
Indianapolis, IN, Public Improvement Bond Bank Revenue Series B 5.00%, 2/1/2016	2,000,000	2,100,720

IOWA — 0.0% (c)
Iowa, State Finance Authority Revenue 5.00%, 8/1/2019	365,000	424,192
Iowa, State General Obligation Series A 5.00%, 6/1/2017	385,000	423,015

		847,207

KANSAS — 0.2%
Kansas, State Development Finance Authority Revenue:
5.00%, 3/1/2016	250,000	263,660

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 3/1/2018	$4,705,000	$5,295,430

		5,559,090

KENTUCKY — 0.4%
Kentucky, State Infrastructure Authority Revenue:
Series A 5.00%, 2/1/2016	1,700,000	1,786,003
Series A 5.00%, 2/1/2017	2,145,000	2,334,168
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,239,815
5.00%, 7/1/2016	1,865,000	1,990,253
Series A 5.00%, 7/1/2019	1,000,000	1,156,470
Series A 5.00%, 7/1/2019	1,600,000	1,854,144

		10,360,853

LOUISIANA — 0.6%
Louisiana, State Gas & Fuels Tax Revenue Series A-1 5.00%, 5/1/2018	2,035,000	2,300,079
Louisiana, State General Obligation:
Series C 5.00%, 7/15/2018	2,000,000	2,270,440
Series A 5.00%, 9/1/2018	1,650,000	1,879,119
Series C 5.00%, 8/1/2019	3,530,000	4,097,377
Louisiana, State Highway Improvement Revenue Series A 5.00%, 6/15/2019	1,000,000	1,158,240
Louisiana, State Public Facilities Authority Revenue 5.00%, 6/1/2019	1,500,000	1,729,080

		13,434,335

MAINE — 0.0% (c)
Maine, State General Obligation Series B 5.00%, 6/1/2017	165,000	181,916

MARYLAND — 5.2%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,057,940
Baltimore County, MD, General Obligation:
5.00%, 2/1/2016	2,000,000	2,102,280
Series B 5.00%, 10/15/2016	500,000	539,895
5.00%, 8/1/2017	4,000,000	4,432,880
Series B 5.00%, 10/15/2017	1,000,000	1,112,980
Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	2,000,000	2,122,580
Maryland, State General Obligation:
Series A 3.50%, 3/15/2016	1,610,000	1,672,210
Series A 4.00%, 8/1/2019	625,000	700,213
Series B 4.50%, 8/1/2017	3,270,000	3,584,966
4.50%, 8/1/2019	2,000,000	2,284,940
Series B 5.00%, 8/1/2015	285,000	292,897
Series B 5.00%, 8/1/2016	4,875,000	5,224,684
Series E 5.00%, 8/1/2016	8,400,000	9,002,532
Series B 5.00%, 3/15/2017	11,000,000	12,052,150
Series A 5.00%, 3/1/2018	22,515,000	25,377,782
Series C 5.00%, 8/1/2018	2,300,000	2,621,793
Series B 5.00%, 3/15/2019	7,300,000	8,437,048
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2016	3,835,000	4,096,701
Series A 5.00%, 7/1/2016	5,000,000	5,341,200
Series A 5.00%, 7/1/2017	5,000,000	5,525,050
Series A 5.00%, 7/1/2018	1,875,000	2,130,638
Series A 5.00%, 11/1/2019	10,900,000	12,772,402
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,836,998
5.00%, 6/1/2017	7,150,000	7,879,443

		123,202,202

MASSACHUSETTS — 3.9%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	7,528,168
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series A 4.00%, 7/1/2017	8,000,000	8,655,680
Massachusetts, State Federal Highway Revenue Series A 5.00%, 6/15/2018	3,500,000	3,969,910
Massachusetts, State General Obligation:
Series C 3.00%, 8/1/2016	10,000,000	10,403,100
Series B 5.00%, 8/1/2016	8,900,000	9,536,973
Series B 5.00%, 8/1/2018	1,700,000	1,933,359
Series A 5.00%, 12/1/2018	7,000,000	8,028,440
Series C 5.00%, 8/1/2019	10,000,000	11,612,100
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B 5.00%, 8/15/2017	5,000,000	5,545,100
Series B 5.00%, 8/15/2019	1,815,000	2,115,310
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	10,858,834
Massachusetts, State Transportation Fund, Revenue Series A 5.00%, 6/1/2018	10,635,000	12,058,388
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,071,730

		93,317,092

MICHIGAN — 1.9%
Michigan, State Finance Authority Revenue:
Series A 5.00%, 1/1/2016	100,000	104,757
Series A 5.00%, 1/1/2017	4,275,000	4,631,620
Series A 5.00%, 7/1/2017	10,000,000	11,042,200
5.00%, 10/1/2018	2,000,000	2,283,120
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	22,758,030
Michigan, State Trunk Line Revenue 5.00%, 11/15/2019	4,000,000	4,655,560

		45,475,287

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MINNESOTA — 2.7%
Minnesota, State General Fund Revenue Series B 5.00%, 3/1/2017	$3,500,000	$3,821,755
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	613,176
Series A 5.00%, 10/1/2015	20,000	20,710
Series A 5.00%, 8/1/2016	400,000	427,972
Series D 5.00%, 8/1/2016	1,000,000	1,071,570
Series E 5.00%, 8/1/2016	1,550,000	1,660,933
Series A 5.00%, 10/1/2016	50,000	53,957
Series A 5.00%, 10/1/2016	4,950,000	5,332,734
Series F 5.00%, 10/1/2016	1,000,000	1,078,590
Series A 5.00%, 8/1/2017	40,000	44,361
Series A 5.00%, 8/1/2017	2,960,000	3,281,930
Series E 5.00%, 8/1/2017	1,000,000	1,108,760
Series B 5.00%, 3/1/2018	11,500,000	12,920,135
Series D 5.00%, 8/1/2018	2,000,000	2,279,060
Series A 5.00%, 10/1/2018	40,000	45,837
Series A 5.00%, 10/1/2018	2,660,000	3,043,918
Series D 5.00%, 10/1/2018	18,465,000	21,130,053
Series B 5.00%, 8/1/2019	1,175,000	1,367,254
Series E 5.00%, 8/1/2019	3,940,000	4,584,663

		63,887,368

MISSISSIPPI — 0.2%
Mississippi, State Development Bank Revenue Series C 5.00%, 1/1/2019	880,000	1,002,038
Mississippi, State General Obligation Series F 4.00%, 11/1/2018	2,525,000	2,795,125

		3,797,163

MISSOURI — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A 5.00%, 10/1/2018	1,250,000	1,427,937
Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2018	1,975,000	2,214,923
Missouri, State General Obligation Series A 5.00%, 12/1/2017	2,720,000	3,044,632
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 2.50%, 5/1/2016	500,000	514,070
Series A 5.00%, 5/1/2016	625,000	663,138
Series C 5.00%, 2/1/2017	1,500,000	1,636,500
Series A 5.00%, 5/1/2017	1,000,000	1,097,050
Series B 5.00%, 5/1/2019	12,755,000	14,719,270

		25,317,520

NEBRASKA — 1.3%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	23,865,000	27,396,781
Omaha, NE, Public Power District Electric Revenue:
Series A 5.00%, 2/1/2016	2,000,000	2,099,180
Series C 5.00%, 2/1/2018	1,000,000	1,119,640

		30,615,601

NEVADA — 0.3%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	2,862,022
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,562,565
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,156,998

		7,581,585

NEW HAMPSHIRE — 0.3%
New Hampshire, State General Obligation Series A 5.00%, 7/1/2018	1,360,000	1,546,415
New Hampshire, State Municipal Bond Bank Revenue:
Series A 5.00%, 8/15/2017	1,265,000	1,400,128
Series A 5.00%, 8/15/2019	3,230,000	3,744,022

		6,690,565

NEW JERSEY — 0.2%
Garden, State Preservation Trust, NJ, Open Space & Farmland Series A 5.00%, 11/1/2018	1,490,000	1,699,539
New Jersey, State General Obligation:
5.00%, 6/1/2017	580,000	634,648
Series Q 5.00%, 8/15/2018	1,000,000	1,128,110
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series 1A 5.00%, 12/1/2018	1,325,000	1,481,959

		4,944,256

NEW MEXICO — 2.5%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
Series B 3.00%, 7/1/2016	2,000,000	2,075,760
Series A 5.00%, 7/1/2019	1,350,000	1,567,620
Albuquerque, NM, Municipal School District No. 12, General Obligation Series B 5.00%, 8/1/2019	3,500,000	4,067,595
New Mexico, State Finance Authority Transportation Revenue:
5.00%, 6/15/2017	2,000,000	2,206,800
5.00%, 6/15/2018	10,430,000	11,834,087
New Mexico, State General Obligation 2.00%, 3/1/2016	5,625,000	5,738,231
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue Sub-Series A 5.00%, 11/1/2039 (a)	19,340,000	22,131,535

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

New Mexico, State Severance Tax Revenue:
Series B 5.00%, 7/1/2016	$100,000	$106,794
Series A 5.00%, 7/1/2018	8,470,000	9,621,666

		59,350,088

NEW YORK — 15.3%
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,234,480
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.00%, 10/1/2019	2,500,000	2,907,250
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series FF 5.00%, 6/15/2018	2,195,000	2,483,313
New York, NY, City Transitional Finance Authority Revenue Series E 5.00%, 11/1/2017	500,000	557,385
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Sub-Series I-2 4.00%, 11/1/2015	305,000	314,586
5.00%, 11/1/2015	2,315,000	2,406,720
Series B 5.00%, 11/1/2015	1,865,000	1,938,406
Sub-Series C-1 5.00%, 11/1/2015	400,000	415,744
Sub-Series C-1 5.00%, 11/1/2015	150,000	155,943
Sub-Series I-2 5.00%, 11/1/2015	835,000	868,083
Series A 5.00%, 11/1/2016	175,000	189,445
Series A 5.00%, 11/1/2016	1,325,000	1,431,583
Series C 5.00%, 11/1/2016	1,250,000	1,355,563
Series D 5.00%, 11/1/2016	5,000,000	5,409,850
Sub-Series A-1 5.00%, 11/1/2016	800,000	865,576
Series B 5.00%, 11/1/2017	2,855,000	3,194,545
Series B 5.00%, 11/1/2017	12,145,000	13,538,882
Series B 5.00%, 11/1/2017	1,770,000	1,973,143
Sub-Series A-1 5.00%, 11/1/2017	1,490,000	1,661,007
Sub-Series B1 5.00%, 11/1/2017	5,000,000	5,573,850
Series D-1 5.00%, 2/1/2019	1,885,000	2,161,360
Series F-1 5.00%, 2/1/2019	1,340,000	1,536,457
Sub-Series E 5.00%, 11/1/2019	2,500,000	2,909,100
New York, NY, General Obligation:
Series E 4.00%, 8/1/2015	450,000	459,936
Series H 4.00%, 8/1/2017	990,000	1,069,349
Series B 4.00%, 8/1/2019	1,150,000	1,278,651
Series B 5.00%, 8/1/2016	600,000	641,958
Series B 5.00%, 8/1/2016	5,000,000	5,349,650
Series B 5.00%, 8/1/2016	4,295,000	4,595,349
Series D 5.00%, 8/1/2016	2,400,000	2,567,832
Series F 5.00%, 8/1/2016	1,455,000	1,556,748
Sub-Series I-1 5.00%, 8/1/2016	500,000	534,965
5.00%, 3/1/2017	5,000,000	5,452,900
Series F-1 5.00%, 3/1/2017	3,500,000	3,817,030
Series C 5.00%, 8/1/2017	425,000	469,846
Series D 5.00%, 8/1/2017	5,435,000	6,008,501
Series E 5.00%, 8/1/2017	2,950,000	3,261,284
Series E 5.00%, 8/1/2017	2,050,000	2,266,316
Series G 5.00%, 8/1/2017	2,320,000	2,564,806
Series A 5.00%, 8/1/2018	500,000	567,125
Series B 5.00%, 8/1/2018	4,300,000	4,877,275
Series B 5.00%, 8/1/2018	10,000,000	11,342,500
Series D 5.00%, 8/1/2018	3,065,000	3,476,476
Series D 5.00%, 8/1/2018	250,000	283,563
Series E 5.00%, 8/1/2018	11,725,000	13,299,081
Series I 5.00%, 8/1/2018	2,240,000	2,540,720
Sub-Series 1 5.00%, 8/1/2018	250,000	283,563
Series G-1 5.00%, 4/1/2019	1,135,000	1,303,468
Series A 5.00%, 8/1/2019	6,315,000	7,299,635
Series B 5.00%, 8/1/2019	3,575,000	4,132,414
Series G 5.00%, 8/1/2019	2,345,000	2,710,632
Series J 5.00%, 8/1/2019	15,000,000	17,338,800
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
4.00%, 12/1/2018	1,000,000	1,107,650
5.00%, 12/1/2016	5,375,000	5,829,241
New York, Sales Tax Asset Receivable Corp. Revenue Series A 5.00%, 10/15/2018	17,000,000	19,465,000
New York, State Dormitory Authority:
4.00%, 5/15/2015	950,000	963,025
Series A 5.00%, 4/1/2016	3,190,000	3,376,487
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 3.00%, 3/15/2019	3,000,000	3,211,170
5.00%, 3/15/2019	5,000,000	5,758,850
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C 4.00%, 3/15/2015	400,000	403,068
Series A 4.00%, 2/15/2016	500,000	520,680
4.00%, 3/15/2018	975,000	1,066,650
Series E 5.00%, 2/15/2015	250,000	251,430
5.00%, 3/15/2015	500,000	504,825
Series A 5.00%, 2/15/2016	5,025,000	5,288,410
Series E 5.00%, 2/15/2016	2,650,000	2,788,913
Series C 5.00%, 3/15/2017	370,000	404,540
Series E 5.00%, 8/15/2017	1,675,000	1,855,766
5.00%, 2/15/2018	500,000	561,545
Series A 5.00%, 2/15/2018	400,000	449,236
Series B 5.00%, 2/15/2018	500,000	561,545
Series E 5.00%, 2/15/2018	6,295,000	7,069,852
Series E 5.00%, 2/15/2018	5,000	5,601
5.00%, 3/15/2018	5,715,000	6,431,261
Series B 5.00%, 3/15/2018	11,925,000	13,419,560
Series E 5.00%, 8/15/2018	9,600,000	10,920,864
Series E 5.00%, 2/15/2020	4,725,000	5,530,187
New York, State Environmental Facilities Revenue:
5.00%, 6/15/2016	3,690,000	3,935,422
Series A 5.00%, 8/15/2016	1,595,000	1,712,233
Series A 5.00%, 12/15/2016	765,000	831,899
Series A 5.00%, 6/15/2017	8,000,000	8,827,200
New York, State General Obligation:
Series I 5.00%, 8/1/2017	4,025,000	4,449,718
Series A-1 5.00%, 10/1/2017	5,175,000	5,753,047
Series C 5.00%, 4/15/2018	6,150,000	6,957,618

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2016	$200,000	$211,614
Series B 5.00%, 4/1/2018	4,650,000	5,250,268
New York, State Thruway Authority Personal Income Tax Revenue Series A 5.00%, 3/15/2017	2,950,000	3,225,383
New York, State Thruway Authority, Personal Income Tax Revenue Series A 5.00%, 3/15/2019	2,140,000	2,460,058
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2018	2,940,000	3,306,500
New York, State Urban Development Corp. Revenue:
Series C 5.00%, 12/15/2015	390,000	407,718
Series A 5.00%, 3/15/2016	11,100,000	11,720,046
Series B-1 5.00%, 3/15/2017	605,000	661,477
5.00%, 12/15/2017	975,000	1,091,093
Series C 5.00%, 3/15/2019	15,000,000	17,243,400
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	6,300,000	6,706,098
Series A 4.00%, 11/15/2017	2,300,000	2,504,815
Series B 5.00%, 11/15/2016	2,000,000	2,165,860
Series B 5.00%, 11/15/2017	3,350,000	3,742,754
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2018	1,000,000	1,087,040
Oyster Bay, NY, General Obligation Series B 3.00%, 11/1/2018 (d)	5,000,000	5,212,900
Westchester County, NY, General Obligation Series C 5.00%, 11/1/2016	5,000	5,413

		364,647,574

NORTH CAROLINA — 3.1%
Buncombe County, NC, General Obligation Series A 5.00%, 6/1/2019	600,000	689,970
Guilford County, NC, General Obligation:
Series A 5.00%, 3/1/2017	9,220,000	10,069,715
Series C 5.00%, 10/1/2018	4,765,000	5,447,062
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 12/1/2016	4,000,000	4,342,040
Series A 5.00%, 12/1/2017	2,200,000	2,463,230
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,367,740
North Carolina, State General Obligation:
Series D 3.00%, 6/1/2019	7,175,000	7,711,188
Series C 3.50%, 5/1/2016	2,350,000	2,447,995
Series A 5.00%, 5/1/2017	1,250,000	1,374,963
Series C 5.00%, 5/1/2018	1,600,000	1,811,232
Series A 5.00%, 6/1/2018	5,630,000	6,387,573
Series B 5.00%, 6/1/2018	1,000,000	1,134,560
Series E 5.00%, 5/1/2019	14,000,000	16,226,280
North Carolina, State Grant & Anticipation Revenue 4.00%, 3/1/2016	1,030,000	1,071,993
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,415,076
Wake County, NC, General Obligation:
Series D 4.00%, 2/1/2016	705,000	733,524
5.00%, 3/1/2016	800,000	843,712

		72,537,853

OHIO — 2.4%
Columbus, OH, General Obligation:
Series A 5.00%, 7/1/2017	110,000	121,637
Series A 5.00%, 6/1/2018	4,780,000	5,418,034
Cuyahoga County, OH, Certificate of Participation:
5.00%, 12/1/2018	2,270,000	2,588,572
5.00%, 12/1/2019	2,670,000	3,088,202
Hamilton County, OH, Sewer System Revenue:
Series A 5.00%, 12/1/2018	2,580,000	2,955,880
Series A 5.00%, 12/1/2019	1,590,000	1,860,284
Ohio, State Building Authority Revenue Series C 4.00%, 10/1/2016	3,000,000	3,181,800
Ohio, State General Obligation:
Series B 4.00%, 3/15/2015	420,000	423,238
5.00%, 7/1/2016	3,225,000	3,443,591
Series A 5.00%, 9/15/2016	1,000,000	1,076,230
Series B 5.00%, 9/15/2016	1,080,000	1,162,328
Series A 5.00%, 12/1/2016	2,830,000	3,069,729
Series A 5.00%, 9/15/2017	5,000,000	5,556,650
Series R 5.00%, 5/1/2019	2,075,000	2,394,550
Ohio, State Infrastructure Project Revenue:
Series 1 4.00%, 12/15/2015	1,000,000	1,035,440
Series 3 5.00%, 12/15/2016	12,930,000	14,044,954
5.00%, 12/15/2019	2,755,000	3,208,308
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	746,203
Ohio, State Water Development Authority, Water Pollution Control Revenue Series B-1 5.00%, 12/1/2015	1,030,000	1,074,949

		56,450,579

OKLAHOMA — 0.7%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	1,000,000	1,135,230
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2018	2,225,000	2,517,721

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	$1,010,000	$1,085,508
Oklahoma, State General Obligation Series A 5.00%, 7/15/2018	2,480,000	2,817,205
Oklahoma, State Turnpike Authority Revenue:
Series A 5.00%, 1/1/2017	5,000,000	5,424,350
Series A 5.00%, 1/1/2019	2,775,000	3,183,064

		16,163,078

OREGON — 0.2%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A 5.00%, 11/15/2018	1,000,000	1,147,730
Oregon, State General Obligation:
Series J 5.00%, 5/1/2016	1,000,000	1,061,290
Series I 5.00%, 5/1/2018	1,900,000	2,148,843
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B 4.00%, 6/15/2019	1,300,000	1,448,031

		5,805,894

PENNSYLVANIA — 4.4%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	5,220,000	5,561,284
Series A 5.00%, 7/1/2015	500,000	511,855
Series A 5.00%, 7/1/2018	18,225,000	20,729,844
Pennsylvania, State General Obligation:
5.00%, 7/1/2016	1,700,000	1,812,591
Series A 5.00%, 5/1/2017	2,000,000	2,193,600
5.00%, 6/1/2017	18,565,000	20,416,859
5.00%, 7/1/2017	3,625,000	3,997,142
5.00%, 7/1/2017	1,800,000	1,984,788
5.00%, 7/1/2017	21,000,000	23,155,860
Series A 5.00%, 5/1/2018	1,000,000	1,125,020
5.00%, 6/15/2018	1,500,000	1,693,230
5.00%, 7/1/2018	1,025,000	1,157,963
5.00%, 7/1/2018	4,185,000	4,727,878
Series A 5.00%, 7/15/2018	5,000,000	5,655,700
5.00%, 6/1/2019	3,890,000	4,476,884
5.00%, 10/15/2019	5,150,000	5,974,927

		105,175,425

SOUTH CAROLINA — 0.4%
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,201,206
Richland County, SC, School District No. 1, General Obligation Series A 5.00%, 3/1/2018	1,045,000	1,173,013
South Carolina, State General Obligation 5.00%, 3/1/2016	5,000,000	5,273,200

		9,647,419

TENNESSEE — 1.3%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2017	7,475,000	8,339,708
Memphis, TN, General Obligation Series A 5.00%, 11/1/2018	2,750,000	3,138,933
Nashville & Davidson County, TN, Metropolitan Government Electric Revenue Series B 5.00%, 5/15/2019	2,790,000	3,229,843
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	2,990,232
Series D 5.00%, 7/1/2017	5,700,000	6,294,054
Tennessee, State General Obligation:
Series A 5.00%, 10/1/2016	125,000	134,846
Series B 5.00%, 11/1/2018	975,000	1,118,403
Tennessee, State School Bond Authority:
Series C 5.00%, 5/1/2017	1,050,000	1,142,054
5.00%, 11/1/2019	3,150,000	3,683,074

		30,071,147

TEXAS — 9.2%
Alvin, TX, Independent School District, General Obligation Series C 3.00%, 2/15/2020 (d)	3,750,000	4,025,588
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,086,390
Austin, TX, Independent School District, General Obligation Series B 5.00%, 8/1/2019	3,500,000	4,064,235
Austin, TX, Water & Wastewater System Revenue 5.00%, 5/15/2015	975,000	992,004
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (d)	695,000	780,548
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (d)	4,000,000	4,367,600
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A 5.00%, 12/1/2015	600,000	626,076
Series A 5.00%, 12/1/2019	3,000,000	3,502,230
Dallas, TX, General Obligation:
5.00%, 2/15/2017	10,000	10,912
5.00%, 2/15/2017	4,180,000	4,562,888
Series A 5.00%, 2/15/2018	5,000	5,620
Series A 5.00%, 2/15/2018	1,545,000	1,735,684
5.00%, 2/15/2020	7,800,000	9,137,544

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (d)	$2,000,000	$2,082,720
5.00%, 8/15/2017 (d)	4,000,000	4,439,360
5.00%, 8/15/2018 (d)	5,715,000	6,516,586
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,209,240
Harris County, TX, General Obligation Series A 5.00%, 10/1/2019	2,280,000	2,659,369
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,276,160
Series A 5.00%, 3/1/2016	5,000,000	5,269,000
Series A 5.00%, 3/1/2017	530,000	577,886
Series B 5.00%, 3/1/2018	2,500,000	2,805,425
Series A 5.00%, 3/1/2019	675,000	775,339
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (d)	625,000	721,281
5.00%, 2/15/2020 (d)	10,000,000	11,752,500
Houston, TX, Independent School District, Public Facility Corp. Lease Revenue 5.00%, 9/15/2019	4,500,000	5,206,455
Houston, TX, Utilities System Revenue Series E 5.00%, 11/15/2016	13,775,000	14,909,371
Katy, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2020 (d)	3,000,000	3,519,270
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2019	3,200,000	3,728,096
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a)(d)	9,725,000	9,721,693
2.00%, 8/1/2044 (a)(d)	19,000,000	19,299,820
5.00%, 2/15/2018 (d)	2,200,000	2,470,072
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,181,554
San Antonio, TX, Electric & Gas Revenue:
Series D 5.00%, 2/1/2018	500,000	560,625
5.00%, 2/1/2019	12,250,000	14,067,042
San Antonio, TX, General Obligation:
5.00%, 2/1/2018	2,475,000	2,774,302
5.00%, 2/1/2019	1,300,000	1,491,152
San Antonio, TX, Water Revenue Series A 5.00%, 5/15/2019	2,225,000	2,571,677
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	786,428
Series B 5.00%, 5/15/2016	1,000,000	1,062,530
Texas Tech, State University Revenue Series A 3.00%, 8/15/2016	1,500,000	1,560,240
Texas, North East Independent School District, General Obligation:
5.00%, 8/1/2017 (d)	1,325,000	1,466,603
5.00%, 8/1/2018 (d)	10,000,000	11,368,900
Texas, State General Obligation:
Series B 5.00%, 4/1/2016	1,700,000	1,797,631
5.00%, 10/1/2016	4,000,000	4,310,720
Series A 5.00%, 10/1/2016	2,110,000	2,274,285
5.00%, 4/1/2017	1,000,000	1,096,400
Series B 5.00%, 10/1/2017	3,535,000	3,938,025
Series A 5.00%, 4/1/2019	405,000	467,645
Series A 5.00%, 10/1/2019	5,000,000	5,834,450
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,152,096
Series A 5.00%, 7/1/2017	2,755,000	2,885,477
Texas, State Transportation Commission, Highway Fund Revenue:
Series A 4.75%, 4/1/2017	960,000	1,046,774
Series A 5.00%, 4/1/2019	10,000,000	11,551,300
Texas, State University Revenue 5.00%, 3/15/2016	1,000,000	1,055,610
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2017	1,150,000	1,273,211
University of Texas, Revenue Series A 5.00%, 8/15/2018	220,000	251,108

		217,662,747

UTAH — 1.1%
Jordan Utah, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,957,107
Utah, State Board of Regents Student Loan Revenue Series EE-2 4.50%, 11/1/2017	450,000	496,004
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	735,910
Series A 5.00%, 7/1/2016	5,050,000	5,394,612
Series C 5.00%, 7/1/2018	15,425,000	17,550,719

		27,134,352

VIRGINIA — 3.3%
Fairfax County, VA, General Obligation:
Series A 5.00%, 10/1/2016	9,220,000	9,937,869
Series A 5.00%, 4/1/2018	210,000	237,254
Series A 5.00%, 10/1/2018	3,000,000	3,436,560
Series A 5.00%, 10/1/2019	2,175,000	2,527,133
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,137,820
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 9/1/2016	1,000,000	1,074,140
5.00%, 2/1/2017	1,000,000	1,087,320
Series A 5.00%, 9/1/2018	4,090,000	4,645,340
Virginia, State Public Building Authority, Public Facilities Revenue:
Series C 5.00%, 8/1/2017	10,000,000	11,066,000
Series C 5.00%, 8/1/2018	10,000,000	11,365,100

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Virginia, State Public School Authority Revenue:
4.00%, 8/1/2015	$210,000	$214,612
Series A 4.00%, 8/1/2018	7,765,000	8,525,271
Series C 5.00%, 8/1/2018	460,000	521,930
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,143,540
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	516,755
5.00%, 5/15/2016	16,170,000	17,178,846
5.00%, 9/15/2018	2,210,000	2,517,499

		78,132,989

WASHINGTON — 4.5%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	4,899,780
Energy Northwest Washington, Electricity Revenue:
5.00%, 7/1/2015	500,000	511,655
Series A 5.00%, 7/1/2015	500,000	511,655
Series A 5.00%, 7/1/2017	13,700,000	15,117,128
Series A 5.00%, 7/1/2017	4,195,000	4,628,931
Series B 5.00%, 7/1/2017	7,200,000	7,944,768
Series B 5.00%, 7/1/2017	100,000	110,344
King County, WA, Water & Sewer Revenue Series B 5.00%, 1/1/2016	4,500,000	4,713,120
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2018	1,000,000	1,119,960
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	938,431
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	460,917
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,607,624
Tacoma, WA, Electric System Revenue Series A 4.00%, 1/1/2018	2,000,000	2,170,540
Washington, Federal Highway Grant Anticipation Revenue Series F 5.00%, 9/1/2016	1,110,000	1,191,718
Washington, State General Obligation:
Series B 4.00%, 7/1/2019	25,395,000	28,291,300
5.00%, 7/1/2017	13,900,000	15,352,411
Series 2010B 5.00%, 1/1/2018	425,000	475,422
5.00%, 7/1/2018	5,000,000	5,665,100
Series A 5.00%, 1/1/2019	5,010,000	5,742,512
Series R 5.00%, 7/1/2019	4,100,000	4,745,422

		107,198,738

WISCONSIN — 2.2%
Milwaukee, WI, General Obligation:
Series N3 5.00%, 5/15/2016	2,590,000	2,750,114
Series N2 5.00%, 5/1/2017	10,000,000	10,968,000
Wisconsin, State Department of Transportation Revenue Series 2 5.00%, 7/1/2019	1,500,000	1,734,000
Wisconsin, State General Obligation:
Series A 3.00%, 5/1/2015	400,000	403,664
4.00%, 11/1/2016	1,950,000	2,072,343
Series C 5.00%, 5/1/2017	500,000	549,255
Series 1 5.00%, 5/1/2018	1,000,000	1,128,510
Series 2 5.00%, 5/1/2019	4,750,000	5,481,500
Series 4 5.00%, 5/1/2019 (b)	8,410,000	9,705,140
Series B 5.00%, 5/1/2019	13,035,000	15,042,390
Series 2 5.00%, 11/1/2019	1,750,000	2,040,797

		51,875,713

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $2,348,844,403)		2,354,593,486

	Shares
SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $9,051,177)	9,051,177	9,051,177

TOTAL INVESTMENTS — 99.5% (h)
(Cost $2,357,895,580)		2,363,644,663
OTHER ASSETS & LIABILITIES — 0.5%		12,522,415

NET ASSETS — 100.0%		$2,376,167,078

(a)	Variable rate security — Rate shown is rate in effect at December 31, 2014. Maturity date shown is the final maturity.
(b)	When-issued security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	3.47%
	Assured Guaranty Municipal Corp	0.22%

(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.9%
ALASKA — 7.5%
Alaska, State Housing Finance Corp. Revenue:
Series A 0.01%, 12/1/2030 (a)	$200,000	$200,000
Series D 0.14%, 12/1/2041 (a)	250,000	250,000

		450,000

ARIZONA — 1.7%
Arizona, Health Facilities Authority Revenue Series E 0.03%, 1/1/2029 (a)	100,000	100,000

CALIFORNIA — 9.5%
California, Bay Area Toll Authority, Toll Bridge Revenue 0.04%, 4/1/2047 (a)	170,000	170,000
Pasadena, CA, Certificates of Participation Series A 0.05%, 2/1/2035 (a)	150,000	150,000
Riverside, CA, Electric Revenue Series C 0.02%, 10/1/2035 (a)	150,000	150,000
Sacramento, CA, Sanitation Districts Financing Authority Revenue Series C 0.02%, 12/1/2030 (a)	100,000	100,000

		570,000

COLORADO — 10.9%
Broomfield, CO, Urban Renewal Authority, Tax Revenue 0.11%, 12/1/2030 (a)	250,000	250,000
Colorado Springs, CO, Utilities System Revenue Series A 0.06%, 11/1/2035 (a)	100,000	100,000
Colorado, Educational & Cultural Facilities Authority 0.06%, 7/1/2033 (a)	200,000	200,000
Colorado, Housing & Finance Authority Revenue 0.03%, 11/1/2034 (a)	100,000	100,000

		650,000

ILLINOIS — 2.5%
Illinois, State Toll Highway Authority Revenue 0.05%, 7/1/2030 (a)	150,000	150,000

LOUISIANA — 4.2%
St. James Parish, LA, Revenue Series A-1 0.22%, 11/1/2040 (a)	250,000	250,000

MARYLAND — 2.5%
Maryland, State Health & Higher Educational Facilities Authority Revenue Series D 0.06%, 1/1/2029 (a)	150,000	150,000

MASSACHUSETTS — 5.0%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1 0.03%, 7/1/2021 (a)	300,000	300,000

MICHIGAN — 1.7%
University of Michigan, Revenue Series B 0.04%, 4/1/2028 (a)	100,000	100,000

NEW YORK — 15.4%
New York, NY, City Transitional Finance Authority Revenue Series 3 0.20%, 11/1/2022 (a)	325,000	325,000
New York, NY, Metropolitan Transportation Authority Revenue 0.06%, 11/1/2035 (a)	100,000	100,000
New York, State Dormitory Authority Revenue Sub-Series D-2E 0.04%, 2/15/2031 (a)	100,000	100,000
New York, State Housing Finance Agency:
Series A 0.04%, 11/1/2036 (a)	100,000	100,000
Series A 0.04%, 11/1/2037 (a)	300,000	300,000

		925,000

NORTH CAROLINA — 3.3%
Charlotte, NC, Water & Sewer System Revenue Series C 0.05%, 6/1/2025 (a)	200,000	200,000

OHIO — 8.3%
Ohio, State General Obligation Series C 0.03%, 6/15/2026 (a)	300,000	300,000
Ohio, State University Series E 0.02%, 6/1/2035 (a)	200,000	200,000

		500,000

PENNSYLVANIA — 5.8%
Pennsylvania, Delaware River Port Authority Revenue Series A 0.04%, 1/1/2026 (a)	100,000	100,000
Pennsylvania, Delaware Valley Regional Financing Authority Revenue Series B 0.22%, 6/1/2042 (a)	250,000	250,000

		350,000

RHODE ISLAND — 1.7%
Rhode Island Health & Educational Building Corp. Revenue 0.20%, 11/1/2036 (a)	100,000	100,000

TENNESSEE — 5.0%
Montgomery County, TN, Public Building Authority Revenue 0.06%, 9/1/2029 (a)	300,000	300,000

VIRGINIA — 9.9%
Montgomery County, VA, Industrial Development Authority Revenue 0.05%, 2/1/2039 (a)	300,000	300,000
Norfolk Redevelopment & Housing Authority Revenue 0.11%, 7/1/2034 (a)	290,000	290,000

		590,000

WASHINGTON — 5.0%
Washington, Health Care Facilities Authority Revenue Series C 0.06%, 10/1/2042 (a)	300,000	300,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,985,000)		5,985,000

See accompanying notes to financial statements.

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% (b)(c)(d) (Cost $8,529)	8,529	$8,529

TOTAL INVESTMENTS — 100.0% (e)
(Cost $5,993,529)		5,993,529
OTHER ASSETS & LIABILITIES — 0.0% (f)		375

NET ASSETS — 100.0%		$5,993,904

(a)	Variable rate security — Rate shown is rate in effect at December 31, 2014. Maturity date shown is the final maturity.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (Note 2).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(f)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.6%
ALABAMA — 3.0%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A 5.00%, 4/1/2024 (a)	$1,500,000	$1,500,030
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	1,000,000	1,004,200
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D 6.00%, 10/1/2042	4,460,000	4,968,440
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue 4.13%, 5/15/2035	3,400,000	3,346,858

		10,819,528

ALASKA — 0.2%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	429,695
Series A 5.00%, 6/1/2046	555,000	446,242

		875,937

ARIZONA — 2.5%
Arizona, AZ, Health Facilities Authority, Hospital Revenue Series B 4.00%, 2/1/2022	1,000,000	1,061,270
Arizona, AZ, Sports & Tourism Authority Senior Revenue 5.00%, 7/1/2036	450,000	488,012
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,035,644
Phoenix, AZ, Industrial Development Authority Education Revenue:
5.00%, 7/1/2022	375,000	385,620
5.00%, 7/1/2044	1,000,000	1,032,060
6.00%, 7/1/2032	250,000	265,150
7.50%, 7/1/2042	500,000	521,790
Series A 7.50%, 7/1/2042	1,000,000	1,003,110
Pima County, AZ, Industrial Development Authority Education Revenue 6.00%, 7/1/2048	1,000,000	984,330
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,133,710
Salt Verde Financial Corp. 5.25%, 12/1/2027	185,000	220,960
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	719,264

		8,850,920

CALIFORNIA — 14.7%
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	1,000,000	967,170
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,195,000	1,809,053
Series A 5.00%, 6/1/2045	1,000,000	1,018,110
Series A-1 5.13%, 6/1/2047	1,860,000	1,408,206
Series A-1 5.75%, 6/1/2047	3,085,000	2,556,293
California, Municipal Finance Authority Revenue Series B 5.88%, 8/15/2049	490,000	520,395
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (b)	500,000	539,515
California, School Finance Authority Revenue:
Series A 5.13%, 7/1/2044	60,000	63,110
Series A 6.00%, 10/1/2049	200,000	202,806
California, State General Obligation 5.00%, 11/1/2043	1,000,000	1,142,470
California, State Public Works Board, Lease Revenue Subseries I 6.63%, 11/1/2034	370,000	371,343
California, State School Finance Authority, Charter School Revenue Series A 5.00%, 10/1/2042	750,000	772,275
California, Statewide Communities Development Authority Revenue:
Series I 4.50%, 11/1/2037	675,000	676,424
Series D 4.75%, 8/1/2020	175,000	175,905
Series A 4.88%, 11/15/2036 (b)	550,000	556,391
Series A 5.13%, 7/15/2031	500,000	515,025
Series A 5.25%, 7/1/2030	795,000	774,449
Series A 5.25%, 11/1/2044	300,000	304,467
6.00%, 7/10/2015 (h)	910,000	910,000
6.00%, 7/10/2015 (h)	135,000	135,000
Series B 6.00%, 7/10/2015 (h)	100,000	100,000
Series A 6.00%, 10/1/2047	1,000,000	1,075,180
7.00%, 7/1/2046	160,000	184,235
Carlsbad, CA, Improvement Bond Act 1915, Special Assessment 5.00%, 9/2/2035	510,000	556,022
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	109,419
Colton Joint Unified School District, General Obligation Series B Zero Coupon, 8/1/2037 (a)(d)	205,000	77,740
Foothill-Eastern Transportation Corridor Agency Revenue Series C 6.25%, 1/15/2033	1,500,000	1,777,635

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Golden State Tobacco Securitization Corp., Revenue:
Subseries B Zero Coupon, 6/1/2047 (d)	$500,000	$29,600
Series A-1 4.50%, 6/1/2027	1,865,000	1,762,929
Hesperia, CA, Public Financing Authority, Tax Allocation Series A 5.50%, 9/1/2022	1,000,000	1,042,490
Hesperia, CA, Special Tax Revenue 5.00%, 9/1/2035	700,000	759,129
Inland Empire Tobacco Securitization Authority Revenue Series B 5.75%, 6/1/2026	940,000	920,034
Long Beach Bond Finance Authority Revenue:
Series A 5.00%, 11/15/2029	100,000	116,135
Series A 5.00%, 11/15/2035	270,000	314,677
Long Beach Bond Finance Authority, Tax Allocation Series C 5.50%, 8/1/2031 (a)	220,000	269,984
M-S-R Energy Authority Revenue:
Series B 6.50%, 11/1/2039	1,000,000	1,358,180
Series C 6.50%, 11/1/2039	500,000	679,090
Series B 7.00%, 11/1/2034	300,000	427,068
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,274,530
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	188,207
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	2,000,000	2,096,860
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (a)(d)	500,000	417,635
6.50%, 9/1/2028	1,000,000	1,115,830
Port of Oakland, CA, Revenue Series P 5.00%, 5/1/2029	575,000	655,454
Poway, CA, Unified School District Public Financing Authority Special Tax Revenue Series C 5.00%, 9/15/2028	1,095,000	1,244,336
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,046,110
Rio Elementary School District Community Facilities District, Special Tax Revenue 5.00%, 9/1/2035	425,000	464,474
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	389,882
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	496,904
Roseville, CA, Special Tax Revenue 5.00%, 9/1/2044	255,000	249,959
Sacramento, CA, Sanitation Districts Financing Authority Revenue Series E 5.25%, 12/1/2030 (a)	285,000	352,172
San Francisco, CA, City & County Redevelopment Agency, Special Tax Revenue 5.00%, 8/1/2033	680,000	741,492
San Joaquin Hills Transportation Corridor Agency Revenue Series B 5.25%, 1/15/2049	5,000,000	5,275,300
Saugus Union School District, Special Tax 5.00%, 9/1/2031	1,000,000	1,112,310
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	562,185
5.00%, 9/1/2034	1,000,000	1,080,260
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,263,007
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	815,570
Series A1 5.13%, 6/1/2046	1,025,000	800,412
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	897,970
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,125,000	1,265,827
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	1,550,000	1,660,747

		52,445,387

COLORADO — 5.3%
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	807,705
Colorado, Educational & Cultural Facilities Authority Revenue:
4.00%, 12/1/2039	3,120,000	3,163,337
5.38%, 7/1/2044 (b)	250,000	263,300
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	500,000	507,995
Series A 5.30%, 7/1/2037	500,000	485,610
Series A 5.90%, 8/1/2037	1,000,000	1,008,500
Series A 7.75%, 8/1/2039	485,000	541,522
Denver International Business Center Metropolitan District No 1, General Obligation 5.38%, 12/1/2035	115,000	122,879
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	1,031,390
E-470 Public Highway Authority Revenue Series B Zero Coupon, 9/1/2037 (a)(d)	1,000,000	337,980

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	$500,000	$503,320
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	1,047,410
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	1,029,910
Series A 6.75%, 12/1/2039	1,000,000	1,088,330
Plaza, CO, Metropolitan District No. 1, Revenue, Tax Allocation 5.00%, 12/1/2040	500,000	521,620
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	1,032,320
Public Authority for Colorado, State Natural Gas Purchase Revenue 6.25%, 11/15/2028	2,800,000	3,636,724
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,474,226
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	138,639

		18,742,717

CONNECTICUT — 0.4%
Connecticut State Health & Educational Facility Authority Revenue Series H 4.25%, 7/1/2036 (a)	225,000	225,524
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	500,000	592,185
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	500,000	500,070

		1,317,779

DISTRICT OF COLUMBIA — 0.3%
District of Columbia, Howard University Revenue Series A 6.25%, 10/1/2032	880,000	1,015,274

FLORIDA — 5.0%
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	980,000	1,037,369
Capital Trust Agency, Inc. Revenue 6.75%, 12/1/2044	500,000	504,705
Collier County, FL, Industrial Development Authority Revenue Series A 8.13%, 5/15/2044 (b)	1,500,000	1,711,935
County of Miami-Dade Seaport Department Revenue Series B 5.00%, 10/1/2023	250,000	292,410
Crossings At Fleming Island Community Development District, Special Assessment Series A-1 4.50%, 5/1/2030	1,500,000	1,517,025
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.00%, 6/15/2044 (b)	575,000	580,347
Series A 6.13%, 6/15/2043	500,000	507,590
Series A 6.13%, 6/15/2044	555,000	552,353
Series A 6.50%, 7/1/2044	925,000	958,799
Series A 7.50%, 6/15/2033	500,000	551,995
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,023,010
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	349,748
Halifax, FL, Hospital Medical Center Revenue Series A 5.00%, 6/1/2038	435,000	452,261
Hillsborough County Industrial Development Authority Revenue Series A 5.00%, 10/1/2031	270,000	306,383
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	507,765
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	511,235
5.75%, 11/1/2042	500,000	523,030
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	532,365
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	690,000	434,210
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	261,790
Northern Palm Beach County, FL, Improvement District, Special Assesment 5.13%, 8/1/2022	845,000	891,348
Orange County, FL, Health Facilities Authority Revenue Series A 5.00%, 11/1/2035 (a)	100,000	110,533
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	527,660
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	798,420
Southeast Overtown, FL, Park West Community Redevelopment Agency Revenue, Tax Allocation Series A-1 5.00%, 3/1/2030 (b)	425,000	473,543
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	250,000	253,815
5.13%, 11/1/2034	250,000	256,555

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (d)	$65,000	$47,598
Series A-3 Zero Coupon, 5/1/2040 (d)	195,000	116,345
Series A-4 Zero Coupon, 5/1/2040 (d)	85,000	37,539
Series 1 6.65%, 5/1/2040 (e)	10,000	10,269
Series 2 6.65%, 5/1/2040 (e)	470,000	278,179
Series 3 6.65%, 5/1/2040 (c)(e)	120,000	—
Series A-1 6.65%, 5/1/2040	200,000	204,058
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	675,005

		17,797,192

GEORGIA — 0.4%
Burke County Development Authority Revenue Series A 2.40%, 1/1/2040 (f)	100,000	101,207
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	75,000	82,579
East Point Building Authority Revenue Series A 4.63%, 2/1/2035	250,000	250,042
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (a)	997,000	1,090,309

		1,524,137

GUAM — 0.9%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,146,780
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2028	1,000,000	1,125,110
5.63%, 7/1/2040	1,000,000	1,112,880

		3,384,770

HAWAII — 0.7%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue:
Series A 4.65%, 3/1/2037	380,000	390,306
5.00%, 7/1/2020 (g)	2,000,000	2,039,160

		2,429,466

ILLINOIS — 5.3%
Chicago Board of Education, General Obligation Series A 5.00%, 12/1/2042	750,000	766,695
Chicago O’Hare International Airport Revenue:
Series A 4.00%, 1/1/2032	1,020,000	1,041,124
Series D 4.50%, 1/1/2030	250,000	274,260
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)(d)	325,000	298,003
Series C 4.00%, 1/1/2020	185,000	194,938
Series A 5.25%, 1/1/2037	1,200,000	1,243,728
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,079,710
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	1,710,000	1,624,500
4.25%, 5/15/2043	430,000	425,085
Series C 4.50%, 11/15/2032	1,400,000	1,420,020
5.00%, 5/15/2043	675,000	709,776
5.75%, 5/15/2046	1,000,000	1,052,890
6.13%, 5/15/2027	1,000,000	1,087,340
7.13%, 2/1/2034	1,000,000	1,083,690
7.13%, 2/15/2039	1,100,000	1,182,566
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024	500,000	462,480
Illinois, State General Obligation 5.00%, 3/1/2018	215,000	236,156
Northern Illinois Municipal Power Agency Revenue Series A 5.00%, 1/1/2042 (a)	335,000	362,393
Railsplitter, IL, Tobacco Settlement Authority Revenue:
5.50%, 6/1/2023	500,000	587,010
6.00%, 6/1/2028	2,000,000	2,354,180
Southwestern, IL, Development Authority Revenue 7.63%, 11/1/2048	1,000,000	1,244,650

		18,731,194

INDIANA — 3.3%
Indiana, State Finance Authority Revenue:
5.00%, 10/1/2042	1,280,000	1,362,931
5.25%, 9/1/2040	545,000	599,833
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,111,040
6.00%, 12/1/2026	550,000	615,538
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	500,000	551,955
Mt. Vernon School Building Corp. Revenue 5.00%, 1/15/2037	4,150,000	4,598,117
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	1,500,000	1,757,820
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (b)	1,000,000	1,045,200

		11,642,434

IOWA — 1.1%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	205,000	212,925
5.00%, 12/1/2019	1,250,000	1,325,863
5.50%, 12/1/2022	1,150,000	1,214,481

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	$1,355,000	$1,130,720

		3,883,989

KANSAS — 1.5%
KS Independent College Finance Authority & Educational Facilities Revenue Series A 5.80%, 3/1/2037	445,000	466,151
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,031,630
Overland Park, KS, Development Corp., Revenue Series B 5.13%, 1/1/2032 (a)	2,000,000	1,996,620
Wichita City, KS, Health Care Facilities Revenue Series IV-A 5.63%, 5/15/2044	885,000	905,293
Wyandotte County-Kansas City Unified Government Utility System Revenue Series A 5.00%, 9/1/2044	845,000	948,893

		5,348,587

KENTUCKY — 0.1%
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	150,000	165,282
Series A 6.00%, 6/1/2030	185,000	213,551
Series A 6.38%, 6/1/2040	125,000	144,859

		523,692

LOUISIANA — 1.7%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,227,798
Louisiana Public Facilities Authority 4.50%, 7/1/2037	1,370,000	1,373,535
Louisiana, Local Government Environmental Facilities & Community Development Authority Revenue Series A 4.00%, 2/1/2048	650,000	657,332
Louisiana, Public Facilities Authority 6.50%, 7/1/2036	1,000,000	1,118,030
Louisiana, St. John the Baptist Parish, Revenue Series A 5.13%, 6/1/2037	750,000	795,187
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	573,290
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037 (g)	250,000	255,885

		6,001,057

MAINE — 1.1%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2019	1,500,000	1,649,940
5.00%, 7/1/2043	1,000,000	1,066,260
6.75%, 7/1/2036	500,000	572,790
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,137

		3,816,127

MARYLAND — 0.2%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	315,571
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	456,947

		772,518

MASSACHUSETTS — 0.6%
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042 (b)	500,000	508,500
Massachusetts, Educational Financing Authority Revenue Series J 5.63%, 7/1/2029	235,000	263,374
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (a)	1,190,000	1,190,119
Series A 5.50%, 1/1/2016 (a)	250,000	250,340

		2,212,333

MICHIGAN — 4.1%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	800,000	649,720
Detroit, MI, Sewerage Department System Revenue Series B 5.50%, 7/1/2029 (a)	145,000	171,041
Detroit, MI, Water and Sewerage Department System Revenue Series A 5.25%, 7/1/2039	1,230,000	1,329,605
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	1,255,000	1,267,161
Michigan Finance Authority Ltd., Miscellaneous Revenue:
5.00%, 7/1/2034	3,000,000	3,284,820
8.13%, 4/1/2041	490,000	560,388
Michigan Strategic Fund, Tax Allocation Series A 4.13%, 7/1/2045 (f)	4,705,000	4,746,969
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	1,590,000	1,516,399
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,054,050

		14,580,153

MINNESOTA — 0.6%
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	500,000	569,425
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,034,620

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

St Paul Housing & Redevelopment Authority Revenue 5.13%, 12/1/2038	$390,000	$407,125

		2,011,170

MISSISSIPPI — 0.7%
D’Iberville, MS, Tax Increment Limited Obligation, Tax Allocation 5.00%, 4/1/2033	1,000,000	1,091,250
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028 (f)	290,000	292,111
Warren County, MS, Revenue Series A 5.38%, 12/1/2035	1,000,000	1,122,030

		2,505,391

MISSOURI — 0.3%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	255,000	268,880
6.00%, 5/1/2042	435,000	458,020
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A 4.00%, 5/1/2020	340,000	343,685

		1,070,585

NEBRASKA — 0.4%
Central Plains Energy Project, NE, Natural Gas Revenue 5.00%, 9/1/2032	1,250,000	1,375,950

NEVADA — 0.6%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	500,000	524,085
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	247,418
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (b)	1,000,000	1,085,130
Washoe County, NV, Revenue 5.00%, 2/1/2043	110,000	121,950

		1,978,583

NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b)(f)	320,000	321,914

NEW JERSEY — 6.0%
Atlantic, NJ, Tax Appeal, General Obligation 5.00%, 11/1/2019	500,000	513,625
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	537,819
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	2,500,000	2,722,150
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2024	790,000	887,770
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	522,470
Series A 5.00%, 7/1/2029	165,000	181,911
5.13%, 1/1/2034	1,000,000	1,094,610
5.25%, 9/15/2029	1,050,000	1,117,641
5.25%, 1/1/2044	250,000	260,275
5.75%, 9/15/2027	1,000,000	1,072,280
7.10%, 11/1/2031 (c)(e)	1,000,000	—
New Jersey, Health Care Facilities Financing Authority Revenue 5.75%, 7/1/2037	970,000	1,007,432
New Jersey, Higher Education Student Assistance Authority Revenue Series 1 5.00%, 12/1/2022	600,000	655,968
New Jersey, Transportation Trust Fund Authority Revenue:
Series A Zero Coupon, 12/15/2025 (d)	450,000	290,137
Series A Zero Coupon, 12/15/2026 (d)	4,000,000	2,445,240
Series A Zero Coupon, 12/15/2040 (d)	610,000	175,406
Series D 5.00%, 12/15/2023	1,290,000	1,476,405
Salem County, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2023	250,000	281,898
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	925,290
Series 1A 4.75%, 6/1/2034	1,210,000	906,157
Series 1A 5.00%, 6/1/2029	2,140,000	1,823,644
Series 1A 5.00%, 6/1/2041	3,360,000	2,534,616

		21,432,744

NEW MEXICO — 0.7%
Mariposa, NM, Public Improvement District, General Obligation 6.00%, 9/1/2032 (e)	500,000	420,805
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue 5.00%, 7/1/2042	2,000,000	2,055,380

		2,476,185

NEW YORK — 5.9%
Build NYC Resource Corp.:
5.00%, 4/1/2033	120,000	128,442
5.00%, 1/1/2035 (b)	265,000	273,207
5.50%, 11/1/2044	500,000	535,650
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	554,795
Erie Tobacco Asset Securitization Corp., Revenue Series A 5.00%, 6/1/2045	365,000	287,386

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	$500,000	$577,930
Liberty, NY, Development Corporation Revenue 5.25%, 10/1/2035	130,000	156,464
Nassau County, Tobacco Settlement Corp.:
Series A-3 5.00%, 6/1/2035	790,000	664,027
Series A-2 5.25%, 6/1/2026	2,000,000	1,990,740
New York City Industrial Development Agency:
Series B 5.25%, 12/1/2036	1,000,000	1,040,250
7.50%, 8/1/2016	300,000	317,571
New York Liberty Development Corp., Revenue:
5.00%, 11/15/2044 (b)	2,000,000	2,075,660
5.38%, 11/15/2040 (b)	345,000	370,568
7.25%, 11/15/2044 (b)	1,000,000	1,182,120
New York State Dormitory Authority Revenue:
Series A 4.25%, 5/1/2042	745,000	741,379
5.00%, 7/1/2035	140,000	140,521
6.25%, 12/1/2037	1,000,000	1,102,500
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,034,210
5.00%, 9/1/2035	500,000	509,050
5.25%, 12/1/2032	515,000	516,087
5.75%, 10/1/2037 (c)	1,000,000	369,800
Series A 8.50%, 8/1/2028	500,000	521,450
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (b)	500,000	516,420
Niagara Frontier Transportation Authority Revenue Series A 5.00%, 4/1/2028	425,000	482,171
Onondaga Civic Development Corp., Revenue Series A 5.13%, 7/1/2031	2,000,000	2,158,420
Oyster Bay, NY, General Obligation Series B 4.00%, 11/1/2020 (a)	225,000	250,787
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2034	580,000	480,983
Series 1 5.13%, 6/1/2042	2,575,000	2,142,992

		21,121,580

NORTH CAROLINA — 0.1%
Gaston County, NC, Industrial Facilities & Pollution Control Financing Authority 5.75%, 8/1/2035	500,000	501,125

OHIO — 5.5%
American Municipal Power, Inc., Revenue 5.00%, 2/15/2038	255,000	277,231
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	3,150,000	2,654,914
Series A-2 5.38%, 6/1/2024	1,000,000	865,250
Series A-2 5.88%, 6/1/2030	4,000,000	3,334,800
Series A-2 5.88%, 6/1/2047	1,500,000	1,223,190
Series A-2 6.00%, 6/1/2042	1,230,000	1,006,386
Series A-3 6.25%, 6/1/2037	1,000,000	855,180
Series A-2 6.50%, 6/1/2047	1,000,000	883,760
County of Hamilton OH Sales Tax Revenue Series B Zero Coupon, 12/1/2025 (a)(d)	650,000	458,718
Franklin County, OH, Health Care Facilities Revenue Series A 5.13%, 7/1/2035	125,000	125,604
Middleburg Heights City, OH, Hospital Facilities Revenue 4.00%, 8/1/2047	80,000	77,923
Muskingum, OH, Hospital Revenue 5.00%, 2/15/2033	1,000,000	1,045,420
Ohio, State Air Quality Development Authority Revenue:
3.10%, 3/1/2023 (f)	1,000,000	1,024,380
3.63%, 10/1/2033 (f)	250,000	257,775
3.63%, 12/1/2033 (f)	335,000	345,730
Series B 4.80%, 1/1/2034	100,000	100,475
Series E 5.63%, 10/1/2019	790,000	886,696
6.75%, 6/1/2024	1,000,000	1,025,040
Ohio, State Hospital Facilities Authority Revenue 6.00%, 12/1/2042	1,550,000	1,620,355
Ohio, State Water Development Authority Revenue:
3.63%, 10/1/2033 (f)	250,000	261,865
Series A 4.80%, 1/1/2034	520,000	521,919
Toledo-Lucas County, OH, Port Authority Revenue Series A 5.00%, 7/1/2039	750,000	792,390

		19,645,001

OKLAHOMA — 1.2%
Comanche County Hospital Authority Revenue Series A 5.00%, 7/1/2032	440,000	467,095
Oklahoma Municipal Power Authority Revenue Series A 5.00%, 1/1/2038	1,250,000	1,450,538
Tulsa Airports Improvement Trust Series B 5.50%, 12/1/2035	1,000,000	1,057,890
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,147,754

		4,123,277

OREGON — 0.9%
Hospital Facilities Authority of Multnomah County Oregon Revenue Series A 5.50%, 10/1/2049	2,000,000	2,115,920
Oregon State Facilities Authority Series A 5.00%, 10/1/2031	1,000,000	1,067,830

		3,183,750

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

PENNSYLVANIA — 3.6%
Chester County Industrial Development Authority Revenue 5.00%, 10/1/2044	$215,000	$225,385
Delaware County, Authority Revenue Series A 5.00%, 12/15/2031	620,000	632,009
Delaware Valley Regional Finance Authority Revenue:
Series A 5.50%, 8/1/2028 (a)	2,000,000	2,393,440
5.75%, 7/1/2032	100,000	126,386
Erie, PA, Higher Education Building Authority Revenue 5.35%, 3/15/2028	540,000	588,843
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	439,719
Lehigh County, PA, General Purpose Revenue 4.00%, 7/1/2043	1,360,000	1,381,162
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	670,000	698,977
Montgomery County, PA, Industrial Development Authority Revenue 6.00%, 2/1/2021	1,015,000	1,018,167
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	514,979
Pennsylvania, State Higher Educational Facilities Authority Revenue Series A 6.50%, 9/1/2038	1,165,000	1,250,161
Philadelphia, PA, Gas Works Co. Revenue 5.00%, 10/1/2037 (a)	140,000	152,604
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	1,152,371
Scranton, PA, General Obligation Series B 4.35%, 9/1/2020 (a)	745,000	707,579
State Public School Building Authority Revenue 5.00%, 10/1/2019	410,000	460,996
Susquehanna, PA, Area Regional Airport Authority System Revenue Series B 4.00%, 1/1/2033	1,000,000	1,005,040

		12,747,818

PUERTO RICO — 6.0%
Children’s Trust Fund Revenue 5.50%, 5/15/2039	165,000	157,065
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Series A 5.00%, 7/1/2028 (a)	2,000,000	2,009,740
Puerto Rico Highways & Transportation Authority Revenue:
Series N 5.25%, 7/1/2031 (a)	275,000	260,752
Series N 5.25%, 7/1/2033 (a)(c)	2,000,000	2,052,100
Series L 5.25%, 7/1/2038 (a)	1,920,000	1,763,789
Series L 5.25%, 7/1/2041	125,000	126,796
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2031	1,250,000	1,257,250
Puerto Rico Infrastructure Financing Authority Revenue Series C 5.50%, 7/1/2027 (a)	3,000,000	2,933,790
Puerto Rico Public Buildings Authority Revenue:
5.50%, 7/1/2035 (a)(f)	3,000,000	3,034,830
6.00%, 7/1/2027 (a)	3,000,000	3,059,880
Puerto Rico, Electric Power Authority Revenue:
Series RR 5.00%, 7/1/2022 (a)	135,000	135,066
Series VV 5.25%, 7/1/2025 (a)(c)	175,000	176,405
Series LL 5.50%, 7/1/2018 (a)	400,000	419,416
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Revenue:
5.00%, 3/1/2021	240,000	227,287
5.00%, 10/1/2042	1,040,000	811,918
5.38%, 4/1/2042	1,000,000	794,220
5.50%, 12/1/2031	205,000	177,514
Series A 6.00%, 7/1/2033	1,200,000	1,289,292
The Children’s Trust Fund, PR, Tobacco Settlement Revenue 5.63%, 5/15/2043	580,000	537,492

		21,224,602

RHODE ISLAND — 0.3%
Rhode Island, Health & Educational Building Corp., Revenue Series E 5.00%, 5/15/2020 (a)	900,000	983,439

SOUTH CAROLINA — 0.7%
Kershaw & Lee County Regional Water Authority Revenue Series A 3.50%, 6/1/2029	275,000	291,195
North Charleston Housing Authority Revenue Series A 5.10%, 8/20/2041	880,000	889,240
Piedmont Municipal Power Agency Revenue:
Subseries A-2 Zero Coupon, 1/1/2029 (a)(d)	1,275,000	750,656
6.25%, 1/1/2021 (a)	250,000	309,912
South Carolina Jobs-Economic Development Authority Revenue 7.00%, 11/1/2033	270,000	296,117

		2,537,120

TENNESSEE — 1.4%
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	825,000	898,673
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	115,000	125,644

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Shelby County Health Educational & Housing Facilities Board Series A 5.50%, 9/1/2047	$400,000	$405,356
Sullivan County Health Educational & Housing Facilities Board Revenue Series C 5.25%, 9/1/2036	1,000,000	1,048,440
Tennessee, State Energy Acquisition Corp., Gas Revenue:
Series C 5.00%, 2/1/2024	850,000	979,157
Series A 5.25%, 9/1/2019	725,000	826,065
Series A 5.25%, 9/1/2026	640,000	758,643

		5,041,978

TEXAS — 7.0%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	889,639
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,123,590
Clifton Higher Education Finance Corp. Revenue Series A 3.95%, 12/1/2032	115,000	112,537
Dallas/Fort Worth International Airport Revenue Series H 5.00%, 11/1/2027	125,000	142,115
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	250,000	272,587
Series A 6.00%, 8/15/2028	230,000	254,937
Decatur Hospital, TX, Authority Revenue Series A 5.25%, 9/1/2029	335,000	363,522
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	527,170
Fort Bend County Industrial Development Corp. Revenue Series B 4.75%, 11/1/2042	385,000	399,041
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	798,202
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series B 7.00%, 1/1/2043	500,000	585,400
Houston, TX, Airport System Revenue:
Series A 5.00%, 7/1/2028	1,000,000	1,129,130
Series A 6.50%, 7/15/2030	300,000	340,374
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	500,000	538,400
Mesquite Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,750,000	1,792,822
New Hope, Cultural Education Facilities Corp., Revenue:
Series A 5.00%, 4/1/2046	1,000,000	1,067,850
5.50%, 1/1/2049	1,550,000	1,566,926
North Texas Tollway Authority Revenue Zero Coupon, 1/1/2038 (a)(d)	895,000	344,065
Port Freeport, TX, Revenue Series A-3 5.13%, 5/15/2033	1,500,000	1,598,220
Red River Authority Revenue Series B 6.70%, 11/1/2030	1,000,000	1,001,970
Red River Health Facilities Development Corp., Revenue Series A 7.50%, 11/15/2034	1,000,000	1,137,620
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
Series C 5.00%, 10/1/2044	1,000,000	1,063,400
5.63%, 11/15/2041	500,000	516,115
Texas Private Activity Bond Surface Transportation Corp., Revenue:
7.00%, 12/31/2038	1,000,000	1,243,130
7.00%, 6/30/2040	100,000	120,564
Texas State Turnpike Authority Revenue Series A Zero Coupon, 8/15/2030 (a)(d)	315,000	166,837
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (e)(f)	1,000,000	50,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Revenue Series A 5.25%, 12/15/2024	100,000	118,766
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue:
5.00%, 12/15/2030	1,000,000	1,101,900
5.00%, 12/15/2031	470,000	515,844
Texas, State Transportation Commission, Turnpike System Revenue:
Series A 4.00%, 8/15/2038	1,000,000	1,011,770
Series A 5.00%, 8/15/2041	1,900,000	2,073,223
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,168,220

		25,135,886

UTAH — 0.8%
Salt Lake County Ut Resh Series A-1 5.00%, 12/1/2033 (f)	1,000,000	1,071,190
Spanish Fork City Ut Chrt Sch Spaedu 5.55%, 11/15/2021 (b)	800,000	811,856
Utah, State Charter School Finance Authority Revenue:
Series A 5.80%, 6/15/2038	1,000,000	1,035,910
Series A 7.00%, 7/15/2045	110,000	122,606

		3,041,562

VIRGIN ISLANDS — 0.6%
Virgin Islands, Public Finance Authority Revenue 5.00%, 10/1/2025	645,000	704,708
Virgin Islands, Water & Power Authority Revenue:
Series A 4.00%, 7/1/2021	155,000	158,794
Series A 5.00%, 7/1/2031	1,170,000	1,172,445

		2,035,947

VIRGINIA — 1.7%
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	3,000,000	3,129,090

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	$1,490,000	$1,047,708
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	529,950
5.50%, 1/1/2042	1,250,000	1,362,850

		6,069,598

WASHINGTON — 0.4%
Everett Public Facilities District Revenue Series A 5.00%, 12/1/2023	420,000	446,019
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	718,459
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	410,000	411,111

		1,575,589

WISCONSIN — 1.7%
Platteville Redevelopment Authority, WI, Revenue 5.00%, 7/1/2042	1,000,000	1,051,670
Public Finance Authority, WI, Public Facilities Revenue:
Series A 5.13%, 10/1/2045	415,000	417,075
5.25%, 4/1/2030	775,000	787,679
Series A 6.20%, 10/1/2042	325,000	349,775
Series A 7.00%, 5/1/2040	1,100,000	1,145,705
Wisconsin, Health & Educational Facilities Authority Revenue:
4.38%, 6/1/2039	470,000	483,179
5.00%, 6/1/2039	185,000	203,237
5.50%, 5/1/2034	350,000	368,770
Wisconsin, State Public Finance Authority Revenue Series A 8.63%, 6/1/2047	1,000,000	1,208,480

		6,015,570

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $341,653,989)		354,871,555

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Tax Free Money Market Fund 0.00% (i)(j)(k) (Cost $664,653)	664,653	664,653

TOTAL INVESTMENTS — 99.8% (l)
(Cost $342,318,642)		355,536,208
OTHER ASSETS & LIABILITIES — 0.2%		857,803

NET ASSETS — 100.0%		$356,394,011

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	5.15%
	National Public Finance Guarantee Corp.	2.85%
	Assured Guaranty Corp.	0.94%
	Assured Guaranty Municipal Corp.	0.12%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.8% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities values are determined based on Level 2 inputs. (Note 2).
(d)	Non-income producing security
(e)	Security is currently in default and/or issuer is in bankruptcy
(f)	Variable rate security — Rate shown is rate in effect at December 31, 2014. Maturity date shown is the final maturity.
(g)	When-issued security
(h)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(k)	The rate shown is the annualized seven-day yield at period end.
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 93.5%
ARIZONA — 1.1%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$895,000	$1,074,519
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	155,000	184,842

		1,259,361

CALIFORNIA — 34.9%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 7.05%, 12/1/2044	235,000	323,400
California, Bay Area Toll Authority, Toll Bridge Revenue 7.04%, 4/1/2050	1,210,000	1,799,318
California, State General Obligation:
5.70%, 11/1/2021	220,000	260,627
6.65%, 3/1/2022	370,000	457,660
7.30%, 10/1/2039	3,710,000	5,464,793
7.35%, 11/1/2039	485,000	718,382
7.50%, 4/1/2034	2,115,000	3,144,117
7.55%, 4/1/2039	2,545,000	3,927,419
7.60%, 11/1/2040	2,050,000	3,198,676
7.63%, 3/1/2040	285,000	437,475
7.70%, 11/1/2030	45,000	56,781
7.95%, 3/1/2036	1,180,000	1,458,751
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	485,000	714,497
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	495,000	665,092
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	665,000	831,257
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	50,000	66,439
7.62%, 8/1/2040	515,000	751,462
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	445,000	640,729
6.75%, 8/1/2049	580,000	864,409
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	130,000	170,755
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	540,000	682,862
6.17%, 7/1/2040	25,000	28,983
6.57%, 7/1/2045	1,060,000	1,540,127
6.60%, 7/1/2050	205,000	301,141
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	125,000	159,551
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	1,000,000	1,261,900
5.76%, 7/1/2029	40,000	49,305
6.76%, 7/1/2034	1,785,000	2,487,148
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	330,000	468,590
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	265,000	346,988
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	235,000	326,511
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	565,000	764,010
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	1,455,000	2,050,371
6.92%, 4/1/2040	320,000	453,690
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	515,000	662,491
6.00%, 11/1/2040	115,000	147,880
6.95%, 11/1/2050	325,000	473,928
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	265,000	325,261
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	130,000	154,994
University of California, Revenue:
5.77%, 5/15/2043	1,065,000	1,368,876
5.95%, 5/15/2045	275,000	347,397
6.27%, 5/15/2031	180,000	203,553
6.55%, 5/15/2048	375,000	512,752
6.58%, 5/15/2049	580,000	792,338

		41,862,686

COLORADO — 0.5%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	85,000	119,706
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	190,000	249,573
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	175,000	212,546
Denver, CO, General Obligation 5.65%, 8/1/2030	60,000	67,895

		649,720

CONNECTICUT — 0.7%
Connecticut, State General Obligation:
5.09%, 10/1/2030	250,000	285,033
5.63%, 12/1/2029	335,000	400,898

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Connecticut, State Special Tax Revenue 5.46%, 11/1/2030	$80,000	$95,795

		781,726

DISTRICT OF COLUMBIA — 1.0%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	95,000	119,359
5.59%, 12/1/2034	405,000	501,390
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	160,000	205,000
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	305,000	415,111

		1,240,860

GEORGIA — 3.3%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	750,000	994,290
6.66%, 4/1/2057	1,345,000	1,772,844
7.06%, 4/1/2057	330,000	403,016
Georgia, State General Obligation 4.50%, 11/1/2025	750,000	842,730

		4,012,880

ILLINOIS — 4.5%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	350,000	351,676
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	505,000	627,841
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	325,000	443,290
6.85%, 1/1/2038	165,000	187,894
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	475,000	563,678
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	205,000	268,882
Chicago, IL, Water Revenue 6.74%, 11/1/2040	340,000	445,720
Cook County, IL, General Obligation 6.23%, 11/15/2034	290,000	317,109
Illinois, State General Obligation:
6.63%, 2/1/2035	100,000	111,333
6.73%, 4/1/2035	705,000	788,698
7.35%, 7/1/2035	495,000	582,244
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	315,000	400,724
6.18%, 1/1/2034	280,000	362,379

		5,451,468

INDIANA — 0.1%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	135,000	177,989

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	380,000	428,993

KENTUCKY — 0.2%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	200,000	275,020

LOUISIANA — 0.2%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	260,000	287,633

MARYLAND — 0.2%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	215,000	284,226

MASSACHUSETTS — 2.6%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	580,000	636,521
Series D 4.50%, 8/1/2031	170,000	185,987
4.91%, 5/1/2029	835,000	963,740
5.46%, 12/1/2039	325,000	409,061
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	195,000	242,397
5.72%, 8/15/2039	410,000	525,612
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	135,000	159,909

		3,123,227

MICHIGAN — 0.1%
Michigan, State General Obligation Series B 7.63%, 9/15/2027	65,000	77,340

MISSISSIPPI — 0.5%
Mississippi, State General Obligation Series F 5.25%, 11/1/2034	505,000	609,611

MISSOURI — 0.6%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	225,000	273,708
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	134,524
5.96%, 11/1/2039	240,000	311,863

		720,095

NEVADA — 0.6%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	80,000	117,325
6.88%, 7/1/2042	345,000	399,841

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	$215,000	$234,625

		751,791

NEW JERSEY — 6.2%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	785,000	897,090
6.10%, 12/15/2028	285,000	316,131
6.56%, 12/15/2040	505,000	652,268
6.88%, 12/15/2039	215,000	239,891
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	3,370,000	4,887,612
Rutgers University, Revenue 5.67%, 5/1/2040	330,000	421,030

		7,414,022

NEW YORK — 13.5%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	580,000	737,255
5.72%, 6/15/2042	285,000	375,884
5.75%, 6/15/2041	885,000	1,166,288
5.79%, 6/15/2041	205,000	232,210
5.88%, 6/15/2044	30,000	40,512
5.95%, 6/15/2042	155,000	210,005
6.01%, 6/15/2042	715,000	969,561
6.28%, 6/15/2042	5,000	5,788
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	260,000	323,786
5.57%, 11/1/2038	525,000	652,843
5.77%, 8/1/2036	555,000	695,820
6.83%, 7/15/2040	180,000	239,627
New York, NY, General Obligation:
5.21%, 10/1/2031	480,000	555,293
5.52%, 10/1/2037	215,000	262,571
5.85%, 6/1/2040	60,000	77,647
Series G-1 5.97%, 3/1/2036	660,000	839,335
5.99%, 12/1/2036	420,000	530,998
6.25%, 6/1/2035	5,000	5,780
6.27%, 12/1/2037	570,000	757,644
6.65%, 12/1/2031	5,000	5,973
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	165,000	205,517
6.09%, 11/15/2040	385,000	513,205
6.55%, 11/15/2031	155,000	202,291
6.65%, 11/15/2039	285,000	386,571
6.67%, 11/15/2039	690,000	942,202
6.69%, 11/15/2040	225,000	307,327
6.81%, 11/15/2040	475,000	656,944
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	735,000	1,121,617
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	250,000	298,615
5.39%, 3/15/2040	610,000	775,591
5.43%, 3/15/2039	415,000	502,772
5.50%, 3/15/2030	315,000	376,967
5.60%, 3/15/2040	415,000	527,162
5.63%, 3/15/2039	155,000	192,310
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	215,000	265,185
Series C 5.84%, 3/15/2040	150,000	192,836

		16,151,932

NORTH CAROLINA — 0.0% (a)
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	30,000	34,031

OHIO — 4.8%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	950,000	1,147,116
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	265,000	333,192
6.05%, 2/15/2043	210,000	273,447
Series E 6.27%, 2/15/2050	80,000	102,400
7.50%, 2/15/2050	465,000	690,985
7.83%, 2/15/2041	410,000	618,337
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	435,000	573,961
8.08%, 2/15/2050	675,000	1,089,713
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	505,000	588,189
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	240,000	274,037

		5,691,377

OREGON — 0.4%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	325,000	421,206

PENNSYLVANIA — 2.5%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	570,000	709,393
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	270,000	301,657
5.35%, 5/1/2030	115,000	125,278
5.45%, 2/15/2030	205,000	242,050
Series B 5.85%, 7/15/2030	470,000	537,130
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	230,000	283,542
6.11%, 12/1/2039	585,000	775,751

		2,974,801

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

SOUTH CAROLINA — 0.3%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	$250,000	$342,295

TENNESSEE — 0.8%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	595,000	807,998
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	135,000	163,762

		971,760

TEXAS — 10.1%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	725,000	932,372
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	200,000	241,616
5.02%, 12/1/2048	345,000	425,457
6.00%, 12/1/2044	550,000	749,617
6.25%, 12/1/2034	5,000	5,707
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	435,000	584,605
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (b)	500,000	598,930
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	820,000	1,187,097
8.91%, 2/1/2030	100,000	121,593
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	197,523
5.81%, 2/1/2041	700,000	938,938
5.99%, 2/1/2039	165,000	220,932
Texas, State General Obligation:
4.63%, 4/1/2033	1,200,000	1,363,980
4.68%, 4/1/2040	465,000	544,329
5.52%, 4/1/2039	200,000	264,356
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	545,000	639,083
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	1,390,000	1,676,090
University of Texas, Revenue:
4.79%, 8/15/2046	720,000	854,921
5.13%, 8/15/2042	285,000	350,536
5.26%, 7/1/2039	160,000	201,126
Series B 6.28%, 8/15/2041	5,000	5,783

		12,104,591

UTAH — 1.0%
Utah, State General Obligation:
3.54%, 7/1/2025	225,000	239,466
4.55%, 7/1/2024	440,000	496,531
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	320,000	422,675

		1,158,672

VIRGINIA — 0.7%
University of Virginia, Revenue 6.20%, 9/1/2039	460,000	641,640
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	140,000	168,450

		810,090

WASHINGTON — 1.7%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	470,000	595,438
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	115,000	144,468
Washington, State General Obligation:
5.09%, 8/1/2033	155,000	179,620
5.14%, 8/1/2040	695,000	846,024
Series D 5.48%, 8/1/2039	180,000	227,178

		1,992,728

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $107,821,346)		112,062,131

U.S. TREASURY OBLIGATION — 3.6%
Treasury Bonds, 3.125%, 8/15/2044 (Cost $4,300,625)	4,000,000	4,305,320

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund 0.07% (c)(d)(e) (Cost $395,393)	395,393	$395,393

TOTAL INVESTMENTS — 97.5% (f)
(Cost $112,517,364)		116,762,844
OTHER ASSETS & LIABILITIES — 2.5%		3,052,548

NET ASSETS — 100.0%		$119,815,392

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.50%

(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 4.6%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	8,532,000	$7,348,680
2.00%, 8/21/2035	AUD	2,596,250	2,539,974
2.50%, 9/20/2030	AUD	4,482,400	4,579,634
3.00%, 9/20/2025	AUD	8,040,200	8,219,751
4.00%, 8/20/2020	AUD	12,475,950	12,212,870

			34,900,909

BRAZIL — 4.4%
Federal Republic of Brazil:
6.00%, 8/15/2018	BRL	7,515,846	2,812,493
6.00%, 8/15/2022	BRL	25,052,820	9,354,460
6.00%, 5/15/2023	BRL	7,515,847	2,810,514
6.00%, 8/15/2024	BRL	22,547,538	8,415,291
6.00%, 5/15/2035	BRL	17,536,974	6,460,395
6.00%, 8/15/2040	BRL	9,394,808	3,428,673

			33,281,826

CANADA — 4.6%
Government of Canada:
1.50%, 12/1/2044	CAD	4,465,187	4,754,089
2.00%, 12/1/2041	CAD	3,509,138	4,063,238
3.00%, 12/1/2036	CAD	6,112,000	7,918,186
4.00%, 12/1/2031	CAD	5,510,760	7,447,151
4.25%, 12/1/2021	CAD	3,182,067	3,533,695
4.25%, 12/1/2026	CAD	5,733,920	7,179,368

			34,895,727

CHILE — 4.7%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,339,574,502	3,987,002
3.00%, 7/1/2017	CLP	3,078,387,500	5,261,844
3.00%, 1/1/2018	CLP	2,462,710,002	4,244,010
3.00%, 3/1/2028	CLP	2,708,981,000	5,190,174
3.00%, 1/1/2030	CLP	7,388,130,000	14,393,979
3.00%, 1/1/2044	CLP	1,108,219,500	2,371,135

			35,448,144

FRANCE — 15.2%
French Treasury Note 0.45%, 7/25/2016	EUR	11,017,125	13,430,459
Republic of France:
0.70%, 7/25/2030	EUR	5,269,268	6,899,490
1.00%, 7/25/2017	EUR	13,591,080	16,940,729
1.10%, 7/25/2022	EUR	2,714,325	3,624,281
1.30%, 7/25/2019	EUR	4,263,400	5,558,508
1.80%, 7/25/2040	EUR	5,444,355	8,928,382
2.25%, 7/25/2020	EUR	21,983,940	30,408,317
3.15%, 7/25/2032	EUR	7,548,506	13,810,076
3.40%, 7/25/2029	EUR	8,761,760	15,897,963

			115,498,205

GERMANY — 4.5%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	8,652,855	10,936,530
1.50%, 4/15/2016	EUR	8,142,750	9,930,582
1.75%, 4/15/2020	EUR	9,868,410	13,315,712

			34,182,824

ISRAEL — 4.6%
State of Israel:
0.10%, 10/31/2016	ILS	19,960,900	5,153,006
1.75%, 9/29/2023	ILS	10,179,460	2,865,538
2.75%, 8/30/2041	ILS	16,065,960	5,235,153
4.00%, 7/30/2021	ILS	36,556,548	11,657,105
4.00%, 7/31/2024	ILS	30,895,774	10,367,466

			35,278,268

ITALY — 4.5%
Republic of Italy:
2.10%, 9/15/2016	EUR	2,142,980	2,649,021
2.10%, 9/15/2017	EUR	4,653,000	5,850,393
2.35%, 9/15/2019	EUR	2,215,940	2,894,570
2.35%, 9/15/2024 (a)	EUR	4,023,400	5,412,173
2.35%, 9/15/2035	EUR	2,393,000	3,258,880
2.60%, 9/15/2023	EUR	4,684,660	6,409,683
3.10%, 9/15/2026	EUR	5,307,200	7,659,108

			34,133,828

JAPAN — 5.5%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	1,061,900,000	9,318,805
0.10%, 3/10/2024	JPY	1,545,000,000	13,564,738
0.10%, 9/10/2024	JPY	350,700,000	3,092,519
1.10%, 12/10/2016	JPY	360,850,000	3,220,848
1.40%, 6/10/2018	JPY	1,333,800,000	12,372,373

			41,569,283

MEXICO — 4.4%
United Mexican States:
2.00%, 6/9/2022	MXN	158,111,040	10,526,899
2.50%, 12/10/2020	MXN	52,703,680	3,660,572
4.50%, 11/22/2035	MXN	179,192,512	14,624,618
5.00%, 6/16/2016	MXN	68,514,784	4,937,982

			33,750,071

POLAND — 4.1%
Republic of Poland:
2.75%, 8/25/2023	PLN	44,383,104	13,932,196
3.00%, 8/24/2016	PLN	60,069,753	17,429,023

			31,361,219

SOUTH AFRICA — 4.5%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	91,733,440	8,107,512
2.50%, 1/31/2017	ZAR	99,327,072	8,813,332
2.50%, 3/31/2046	ZAR	32,422,500	3,270,907
2.50%, 12/31/2050	ZAR	37,805,262	3,805,444
3.45%, 12/7/2033	ZAR	89,702,977	9,883,901

			33,881,096

SOUTH KOREA — 4.7%
Republic of South Korea:
1.13%, 6/10/2023	KRW	17,221,170,000	15,106,639
2.75%, 3/10/2017	KRW	990,896,000	930,121
2.75%, 6/10/2020	KRW	20,092,254,000	19,836,794

			35,873,554

See accompanying notes to financial statements.

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

SWEDEN — 5.1%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	53,465,552	$7,060,249
0.50%, 6/1/2017	SEK	62,187,231	8,093,397
1.00%, 6/1/2025	SEK	22,986,407	3,285,246
3.50%, 12/1/2028	SEK	64,347,203	12,313,835
4.00%, 12/1/2020	SEK	51,246,720	8,201,372

			38,954,099

TURKEY — 4.4%
Republic of Turkey:
2.00%, 10/26/2022	TRY	24,116,180	10,506,825
2.50%, 5/4/2016	TRY	2,227,780	950,576
2.80%, 11/8/2023	TRY	7,781,676	3,583,349
3.00%, 2/23/2022	TRY	24,690,140	11,422,259
4.00%, 4/1/2020	TRY	14,879,466	7,115,921

			33,578,930

UNITED KINGDOM — 19.5%
United Kingdom Treasury Bond:
0.13%, 3/22/2024	GBP	1,063,020	1,822,486
0.25%, 3/22/2052	GBP	2,555,136	5,544,785
0.38%, 3/22/2062	GBP	1,092,660	2,700,242
0.50%, 3/22/2050	GBP	6,037,900	13,864,404
0.63%, 11/22/2042	GBP	3,638,670	8,006,011
0.75%, 11/22/2047	GBP	3,720,960	8,909,930
1.13%, 11/22/2037	GBP	5,096,760	11,625,528
1.25%, 11/22/2017	GBP	3,990,660	6,721,414
1.25%, 11/22/2027	GBP	5,045,602	10,110,337
1.25%, 11/22/2032	GBP	4,747,280	10,319,772
1.25%, 11/22/2055	GBP	5,363,080	16,019,816
1.88%, 11/22/2022	GBP	5,012,160	9,717,432
2.00%, 1/26/2035	GBP	4,422,234	10,918,146
2.50%, 4/16/2020	GBP	3,097,663	5,751,607
4.13%, 7/22/2030	GBP	9,470,760	26,627,304

			148,659,214

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $757,806,588)			755,247,197

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.07% (b)(c)(d) (Cost $1,108,677)		1,108,677	1,108,677

TOTAL INVESTMENTS — 99.5% (e)
(Cost $758,915,265)			756,355,874
OTHER ASSETS & LIABILITIES — 0.5%			4,137,402

NET ASSETS — 100.0%			$760,493,276

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.7% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (Note 2).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.3%
AUSTRALIA — 4.1%
Commonwealth of Australia:
4.25%, 7/21/2017	AUD	4,800,000	$4,133,479
4.75%, 6/15/2016	AUD	5,150,000	4,362,558
6.00%, 2/15/2017	AUD	4,060,000	3,584,680

			12,080,717

AUSTRIA — 3.0%
Republic of Austria:
3.20%, 2/20/2017 (a)	EUR	5,125,000	6,630,217
4.30%, 9/15/2017 (a)	EUR	1,500,000	2,026,379

			8,656,596

BELGIUM — 4.5%
Kingdom of Belgium:
2.75%, 3/28/2016 (a)	EUR	1,350,000	1,689,436
3.25%, 9/28/2016 (a)	EUR	2,550,000	3,261,324
3.50%, 6/28/2017 (a)	EUR	4,000,000	5,263,718
4.00%, 3/28/2017 (a)	EUR	2,275,000	3,000,897

			13,215,375

CANADA — 4.6%
Government of Canada:
1.00%, 5/1/2016	CAD	1,900,000	1,640,504
1.00%, 8/1/2016	CAD	2,400,000	2,072,236
1.00%, 11/1/2016	CAD	1,950,000	1,684,736
1.25%, 2/1/2016	CAD	2,225,000	1,926,073
1.25%, 8/1/2017	CAD	1,150,000	997,415
1.50%, 2/1/2017	CAD	3,400,000	2,964,818
1.50%, 3/1/2017	CAD	1,400,000	1,221,774
2.75%, 9/1/2016	CAD	1,000,000	888,254

			13,395,810

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
6.00%, 8/1/2016	CLP	60,000,000	103,345
6.00%, 1/1/2017	CLP	150,000,000	260,889

			364,234

CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	10,500,000	461,041
4.00%, 4/11/2017	CZK	25,000,000	1,186,203

			1,647,245

DENMARK — 1.4%
Kingdom of Denmark:
2.50%, 11/15/2016	DKK	7,000,000	1,190,981
4.00%, 11/15/2017	DKK	16,800,000	3,042,463

			4,233,444

FINLAND — 1.7%
Finland Government Bond:
1.75%, 4/15/2016 (a)	EUR	1,400,000	1,732,177
1.88%, 4/15/2017 (a)	EUR	1,210,000	1,527,512
3.88%, 9/15/2017 (a)	EUR	1,375,000	1,839,505

			5,099,194

FRANCE — 5.8%
French Treasury Note:
1.00%, 7/25/2017	EUR	2,100,000	2,607,682
1.75%, 2/25/2017	EUR	1,600,000	2,010,232
2.25%, 2/25/2016	EUR	700,000	868,973
2.50%, 7/25/2016	EUR	2,000,000	2,514,968
Republic of France:
0.25%, 11/25/2016	EUR	2,300,000	2,797,582
3.25%, 4/25/2016	EUR	2,150,000	2,712,437
3.75%, 4/25/2017	EUR	600,000	789,413
4.25%, 10/25/2017	EUR	1,500,000	2,033,084
5.00%, 10/25/2016	EUR	500,000	660,083

			16,994,454

GERMANY — 5.3%
Bundesobligation 2.00%, 2/26/2016	EUR	1,100,000	1,363,134
Bundesschatzanweisungen:
Zero Coupon, 9/16/2016 (b)	EUR	4,200,000	5,088,513
0.25%, 3/11/2016	EUR	1,500,000	1,821,991
Federal Republic of Germany:
0.50%, 4/7/2017	EUR	2,000,000	2,450,715
0.75%, 2/24/2017	EUR	1,600,000	1,968,761
1.25%, 10/14/2016	EUR	740,000	915,817
3.75%, 1/4/2017	EUR	1,500,000	1,952,694

			15,561,625

HONG KONG — 0.4%
Hong Kong Government Bond Programme 1.02%, 4/10/2017	HKD	9,100,000	1,177,600

IRELAND — 1.5%
Ireland Government Bond:
4.60%, 4/18/2016	EUR	2,100,000	2,689,679
5.50%, 10/18/2017	EUR	1,200,000	1,662,992

			4,352,671

ISRAEL — 1.4%
Israel Government Bond — Fixed:
2.50%, 5/31/2016	ILS	10,000,000	2,647,790
4.25%, 8/31/2016	ILS	5,200,000	1,421,064

			4,068,854

ITALY — 5.5%
Italy Buoni Poliennali Del Tesoro:
1.15%, 5/15/2017	EUR	3,900,000	4,776,270
2.25%, 5/15/2016	EUR	1,000,000	1,239,394
2.75%, 11/15/2016	EUR	1,000,000	1,259,965
Republic of Italy:
Zero Coupon, 4/29/2016 (b)	EUR	700,000	841,741
1.50%, 12/15/2016	EUR	2,275,000	2,804,208
3.50%, 11/1/2017	EUR	1,100,000	1,436,741
3.75%, 4/15/2016	EUR	650,000	819,643
3.75%, 8/1/2016	EUR	500,000	636,036
4.00%, 2/1/2017	EUR	1,000,000	1,296,416

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

4.75%, 9/15/2016	EUR	700,000	$907,820

			16,018,234

JAPAN — 22.1%
Government of Japan 2 Year Bond:
0.10%, 2/15/2016	JPY	310,000,000	2,589,167
0.10%, 4/15/2016	JPY	456,500,000	3,813,533
0.10%, 5/15/2016	JPY	450,000,000	3,759,623
0.10%, 6/15/2016	JPY	400,000,000	3,342,245
0.10%, 7/15/2016	JPY	380,000,000	3,175,481
0.10%, 10/15/2016	JPY	100,000,000	835,907
0.10%, 12/15/2016	JPY	367,500,000	3,072,649
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	647,000,000	5,414,207
0.20%, 6/20/2017	JPY	790,000,000	6,624,561
0.20%, 9/20/2017	JPY	600,000,000	5,033,544
0.30%, 9/20/2016	JPY	500,000,000	4,193,474
0.30%, 6/20/2016	JPY	500,000,000	4,190,083
0.30%, 3/20/2017	JPY	595,000,000	4,998,015
0.40%, 6/20/2016	JPY	200,000,000	1,678,475
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	650,000,000	5,456,004
1.70%, 9/20/2016	JPY	280,000,000	2,404,301
1.80%, 3/20/2016	JPY	485,000,000	4,134,549

			64,715,818

MALAYSIA — 1.6%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	5,000,000	1,421,208
3.39%, 3/15/2017	MYR	11,300,000	3,214,051

			4,635,259

MEXICO — 3.0%
Mexican Bonos:
5.00%, 6/15/2017	MXN	28,800,000	1,998,519
6.25%, 6/16/2016	MXN	29,500,000	2,076,197
7.25%, 12/15/2016	MXN	41,000,000	2,967,009
7.75%, 12/14/2017	MXN	22,000,000	1,630,046

			8,671,771

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2016 (a)(b)	EUR	2,500,000	3,026,396
0.50%, 4/15/2017	EUR	2,250,000	2,755,502
2.50%, 1/15/2017 (a)	EUR	1,700,000	2,162,614
4.00%, 7/15/2016 (a)	EUR	2,300,000	2,954,555
4.50%, 7/15/2017 (a)	EUR	1,750,000	2,360,052

			13,259,119

NEW ZEALAND — 0.2%
New Zealand Government Bond 6.00%, 12/15/2017	NZD	750,000	626,155

NORWAY — 0.7%
Norway Government Bond 4.25%, 5/19/2017	NOK	14,900,000	2,145,590

POLAND — 2.7%
Poland Government Bond:
Zero Coupon, 1/25/2016 (b)	PLN	5,000,000	1,381,579
Zero Coupon, 7/25/2016 (b)	PLN	5,000,000	1,368,709
4.75%, 10/25/2016	PLN	4,000,000	1,184,536
4.75%, 4/25/2017	PLN	9,050,000	2,711,943
5.00%, 4/25/2016	PLN	4,550,000	1,333,232

			7,979,999

SINGAPORE — 1.2%
Government of Singapore:
2.38%, 4/1/2017	SGD	850,000	664,843
3.75%, 9/1/2016	SGD	2,200,000	1,743,906
Singapore Government Bond 1.13%, 4/1/2016	SGD	1,300,000	987,415

			3,396,164

SLOVAKIA — 0.8%
Slovakia Government Bond 3.50%, 2/24/2016	EUR	1,850,000	2,324,488

SLOVENIA — 0.5%
Slovenia Government International Bond 4.70%, 11/1/2016 (a)	EUR	1,225,000	1,585,849

SOUTH AFRICA — 0.8%
South Africa Government Bond:
8.25%, 9/15/2017	ZAR	4,000,000	356,633
8.25%, 9/15/2017	ZAR	16,000,000	1,426,533
13.50%, 9/15/2016	ZAR	4,500,000	430,343

			2,213,509

SOUTH KOREA — 4.0%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	2,700,000,000	2,471,511
2.75%, 6/10/2016	KRW	3,100,000,000	2,845,728
2.75%, 6/10/2017	KRW	4,775,000,000	4,410,507
3.00%, 12/10/2016	KRW	2,000,000,000	1,850,157

			11,577,903

SPAIN — 4.5%
Kingdom of Spain:
2.10%, 4/30/2017	EUR	4,200,000	5,269,643
3.15%, 1/31/2016	EUR	450,000	560,869
3.25%, 4/30/2016	EUR	2,250,000	2,822,478
3.30%, 7/30/2016	EUR	1,825,000	2,305,597
3.80%, 1/31/2017	EUR	1,000,000	1,293,350
4.25%, 10/31/2016	EUR	750,000	970,139

			13,222,076

SWEDEN — 1.3%
Kingdom of Sweden:
3.00%, 7/12/2016	SEK	10,000,000	1,334,909
3.75%, 8/12/2017	SEK	16,550,000	2,319,864

			3,654,773

SWITZERLAND — 1.3%
Switzerland Government Bond:
2.00%, 10/12/2016	CHF	3,240,000	3,394,205

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

2.50%, 3/12/2016	CHF	400,000	$415,841

			3,810,046

THAILAND — 1.2%
Thailand Government Bond 3.25%, 6/16/2017	THB	113,500,000	3,540,048

TURKEY — 1.4%
Turkey Government Bond:
8.20%, 7/13/2016	TRY	2,000,000	859,801
9.00%, 1/27/2016	TRY	1,700,000	733,013
9.00%, 3/8/2017	TRY	2,000,000	876,056
10.70%, 2/24/2016	TRY	4,000,000	1,758,528

			4,227,398

UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	2,725,000	4,285,454
1.75%, 1/22/2017	GBP	1,650,000	2,638,265
2.00%, 1/22/2016	GBP	1,500,000	2,378,297
4.00%, 9/7/2016	GBP	2,450,000	4,048,035

			13,350,051

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $305,737,502)			281,802,070

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.07% (c)(d)(e) (Cost $655,673)		655,673	655,673

TOTAL INVESTMENTS — 96.5% (f)
(Cost $306,393,175)			282,457,743
OTHER ASSETS & LIABILITIES — 3.5%			10,298,503

NET ASSETS — 100.0%			$292,756,246

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 13.3% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

At December 31, 2014, Open Forward Foreign Currency Contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Deutsche Bank AG London	RUB	112,000,000	USD	1,847,752	01/30/2015	103,204

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.1%
AUSTRALIA — 3.5%
Commonwealth of Australia:
2.75%, 10/21/2019	AUD	3,600,000	$3,010,520
2.75%, 4/21/2024	AUD	5,000,000	4,093,182
3.25%, 10/21/2018	AUD	4,000,000	3,401,848
3.25%, 4/21/2025	AUD	5,000,000	4,248,014
3.25%, 4/21/2029	AUD	2,000,000	1,674,197
3.75%, 4/21/2037	AUD	1,850,000	1,604,951
4.25%, 7/21/2017	AUD	5,050,000	4,348,765
4.25%, 4/21/2026	AUD	3,500,000	3,242,160
4.50%, 4/15/2020	AUD	6,250,000	5,667,228
4.50%, 4/21/2033	AUD	2,500,000	2,411,371
4.75%, 6/15/2016	AUD	2,900,000	2,456,586
4.75%, 4/21/2027	AUD	2,700,000	2,623,857
5.25%, 3/15/2019 (a)	AUD	5,830,000	5,354,185
5.50%, 1/21/2018	AUD	6,000,000	5,395,120
5.50%, 4/21/2023	AUD	5,500,000	5,449,900
5.75%, 5/15/2021	AUD	2,000,000	1,954,040
5.75%, 7/15/2022	AUD	3,500,000	3,482,067
5.75%, 7/15/2022	AUD	2,350,000	2,337,959
6.00%, 2/15/2017	AUD	5,000,000	4,414,630

			67,170,580

AUSTRIA — 3.5%
Republic of Austria:
0.25%, 10/18/2019	EUR	750,000	913,204
1.15%, 10/19/2018 (b)	EUR	3,250,000	4,104,190
1.65%, 10/21/2024 (b)	EUR	1,350,000	1,778,661
1.75%, 10/20/2023 (b)	EUR	3,200,000	4,265,572
1.95%, 6/18/2019 (b)	EUR	2,000,000	2,622,764
2.40%, 5/23/2034 (b)	EUR	1,900,000	2,731,381
3.15%, 6/20/2044 (b)	EUR	1,800,000	3,037,521
3.20%, 2/20/2017 (b)	EUR	2,100,000	2,716,772
3.40%, 11/22/2022 (b)	EUR	2,950,000	4,382,114
3.50%, 9/15/2021 (b)	EUR	2,500,000	3,670,621
3.65%, 4/20/2022 (b)	EUR	1,725,000	2,578,195
3.65%, 4/20/2022 (b)	EUR	375,000	560,477
3.80%, 1/26/2062 (b)	EUR	900,000	1,911,579
3.90%, 7/15/2020 (b)	EUR	4,100,000	5,977,926
4.00%, 9/15/2016 (b)	EUR	1,650,000	2,133,928
4.15%, 3/15/2037 (b)	EUR	2,250,000	4,180,708
4.30%, 9/15/2017 (b)	EUR	3,000,000	4,052,758
4.35%, 3/15/2019 (b)	EUR	2,000,000	2,858,961
4.65%, 1/15/2018 (b)	EUR	4,000,000	5,524,833
4.85%, 3/15/2026 (b)	EUR	2,000,000	3,466,891
6.25%, 7/15/2027	EUR	1,900,000	3,757,274

			67,226,330

BELGIUM — 4.5%
Kingdom of Belgium:
1.25%, 6/22/2018	EUR	2,400,000	3,027,255
2.25%, 6/22/2023	EUR	3,400,000	4,650,083
2.60%, 6/22/2024 (b)	EUR	3,350,000	4,701,201
2.75%, 3/28/2016 (b)	EUR	1,200,000	1,501,721
3.00%, 9/28/2019	EUR	2,100,000	2,881,868
3.00%, 6/22/2034 (b)	EUR	2,150,000	3,202,324
3.25%, 9/28/2016 (b)	EUR	2,925,000	3,740,930
3.50%, 6/28/2017 (b)	EUR	2,900,000	3,816,196
3.75%, 9/28/2020 (b)	EUR	2,350,000	3,409,646
3.75%, 6/22/2045	EUR	1,500,000	2,576,699
4.00%, 3/28/2017 (b)	EUR	800,000	1,055,261
4.00%, 3/28/2018 (b)	EUR	2,000,000	2,733,068
4.00%, 3/28/2019	EUR	3,380,000	4,765,984
4.00%, 3/28/2022	EUR	3,900,000	5,904,280
4.00%, 3/28/2032	EUR	2,090,000	3,492,515
4.25%, 9/28/2021 (b)	EUR	3,750,000	5,705,127
4.25%, 9/28/2022	EUR	3,000,000	4,644,850
4.25%, 3/28/2041 (b)	EUR	2,400,000	4,383,805
4.50%, 3/28/2026 (b)	EUR	1,750,000	2,889,482
5.00%, 3/28/2035 (b)	EUR	3,500,000	6,689,104
5.50%, 9/28/2017 (b)	EUR	3,800,000	5,296,472
5.50%, 3/28/2028	EUR	3,245,000	5,974,184

			87,042,055

CANADA — 4.6%
Canada Government International Bond 2.75%, 12/1/2064	CAD	1,000,000	971,483
Government of Canada:
1.00%, 5/1/2016	CAD	5,250,000	4,532,972
1.00%, 8/1/2016	CAD	1,800,000	1,554,178
1.00%, 11/1/2016	CAD	1,500,000	1,295,951
1.25%, 8/1/2017	CAD	3,000,000	2,601,951
1.25%, 2/1/2018	CAD	750,000	649,860
1.25%, 3/1/2018	CAD	2,500,000	2,165,724
1.25%, 9/1/2018	CAD	3,200,000	2,769,033
1.50%, 2/1/2017	CAD	725,000	632,204
1.50%, 3/1/2017	CAD	3,900,000	3,403,514
1.50%, 9/1/2017	CAD	3,500,000	3,055,342
1.50%, 3/1/2020	CAD	1,425,000	1,235,767
1.50%, 6/1/2023	CAD	3,200,000	2,720,601
1.75%, 3/1/2019	CAD	4,100,000	3,611,540
1.75%, 9/1/2019	CAD	3,500,000	3,077,401
2.00%, 6/1/2016	CAD	2,000,000	1,751,038
2.25%, 6/1/2025	CAD	3,500,000	3,119,525
2.50%, 6/1/2024	CAD	3,000,000	2,748,629
2.75%, 9/1/2016	CAD	2,800,000	2,487,111
2.75%, 6/1/2022	CAD	3,000,000	2,796,339
3.25%, 6/1/2021	CAD	3,000,000	2,870,054
3.50%, 6/1/2020	CAD	3,000,000	2,874,457
3.50%, 12/1/2045	CAD	3,850,000	4,171,595
3.75%, 6/1/2019	CAD	3,575,000	3,416,598
4.00%, 6/1/2016	CAD	6,980,000	6,279,318
4.00%, 6/1/2017	CAD	1,800,000	1,664,858
4.00%, 6/1/2041	CAD	4,200,000	4,809,521
4.25%, 6/1/2018	CAD	1,750,000	1,667,565
5.00%, 6/1/2037	CAD	4,000,000	5,072,722
5.75%, 6/1/2029	CAD	3,490,000	4,379,035
5.75%, 6/1/2033	CAD	2,000,000	2,640,777
8.00%, 6/1/2027	CAD	1,000,000	1,434,751

			88,461,414

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos 6.00%, 2/1/2016	CLP	500,000,000	849,647

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

Chile Government International Bond 5.50%, 8/5/2020	CLP	300,000,000	$519,618

			1,369,265

CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	24,850,000	1,091,131
0.85%, 3/17/2018	CZK	30,500,000	1,359,220
1.50%, 10/29/2019	CZK	54,500,000	2,524,587
2.40%, 9/17/2025	CZK	15,500,000	792,042
2.50%, 8/25/2028	CZK	20,000,000	1,016,154
3.75%, 9/12/2020	CZK	4,650,000	243,443
4.85%, 11/26/2057	CZK	5,000,000	337,823
5.00%, 4/11/2019	CZK	50,000,000	2,626,397
5.70%, 5/25/2024	CZK	20,000,000	1,290,604

			11,281,401

DENMARK — 1.5%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	15,500,000	2,724,099
1.75%, 11/15/2025	DKK	15,100,000	2,685,644
2.50%, 11/15/2016	DKK	1,500,000	255,210
3.00%, 11/15/2021	DKK	23,250,000	4,464,899
4.00%, 11/15/2017	DKK	15,000,000	2,716,485
4.00%, 11/15/2019	DKK	23,000,000	4,440,519
4.50%, 11/15/2039	DKK	36,000,000	9,709,467
7.00%, 11/10/2024	DKK	10,000,000	2,633,256

			29,629,579

FINLAND — 1.4%
Finland Government Bond:
1.13%, 9/15/2018 (b)	EUR	4,000,000	5,041,001
1.63%, 9/15/2022 (b)	EUR	825,000	1,085,363
1.88%, 4/15/2017 (b)	EUR	3,150,000	3,976,581
2.00%, 4/15/2024 (b)	EUR	3,700,000	5,017,349
2.63%, 7/4/2042 (b)	EUR	1,000,000	1,544,145
2.75%, 7/4/2028 (b)	EUR	1,800,000	2,642,939
3.38%, 4/15/2020 (b)	EUR	5,000,000	7,072,138

			26,379,516

FRANCE — 6.3%
French Treasury Note:
1.00%, 7/25/2017	EUR	2,000,000	2,483,507
1.75%, 2/25/2017	EUR	4,700,000	5,905,057
2.25%, 2/25/2016	EUR	4,000,000	4,965,562
2.50%, 7/25/2016	EUR	1,450,000	1,823,352
Republic of France:
0.25%, 11/25/2016	EUR	8,700,000	10,582,158
0.50%, 11/25/2019	EUR	1,000,000	1,229,217
1.00%, 5/25/2018	EUR	3,000,000	3,751,456
1.00%, 5/25/2019	EUR	2,800,000	3,518,923
1.75%, 5/25/2023	EUR	3,000,000	3,974,917
1.75%, 11/25/2024	EUR	3,500,000	4,606,177
2.25%, 10/25/2022	EUR	4,000,000	5,477,316
2.25%, 5/25/2024	EUR	5,000,000	6,878,579
2.50%, 10/25/2020	EUR	3,540,000	4,833,328
2.50%, 5/25/2030	EUR	500,000	696,984
2.75%, 10/25/2027	EUR	3,600,000	5,159,600
3.00%, 4/25/2022	EUR	3,000,000	4,293,670
3.25%, 10/25/2021	EUR	3,000,000	4,328,069
3.25%, 5/25/2045	EUR	1,500,000	2,378,482
3.50%, 4/25/2020	EUR	3,650,000	5,180,098
3.50%, 4/25/2026	EUR	500,000	764,669
3.75%, 4/25/2017	EUR	1,350,000	1,776,178
3.75%, 10/25/2019	EUR	2,900,000	4,113,168
3.75%, 4/25/2021	EUR	3,000,000	4,402,545
4.00%, 10/25/2038	EUR	2,000,000	3,471,595
4.00%, 4/25/2060	EUR	1,500,000	2,884,115
4.25%, 10/25/2017	EUR	2,000,000	2,710,779
4.25%, 10/25/2018	EUR	2,500,000	3,508,625
4.25%, 4/25/2019	EUR	250,000	356,488
4.50%, 4/25/2041	EUR	2,100,000	3,980,299
4.75%, 4/25/2035	EUR	3,000,000	5,589,314
5.00%, 10/25/2016	EUR	270,000	356,444
5.50%, 4/25/2029	EUR	3,250,000	6,104,413
6.00%, 10/25/2025	EUR	100,000	184,125

			122,269,209

GERMANY — 5.2%
Bundesschatzanweisungen 0.25%, 3/11/2016	EUR	2,700,000	3,279,583
Federal Republic of Germany:
0.25%, 4/13/2018	EUR	1,000,000	1,222,223
0.50%, 4/7/2017	EUR	3,000,000	3,676,072
0.50%, 10/13/2017	EUR	1,700,000	2,088,826
0.50%, 2/23/2018	EUR	4,000,000	4,927,566
0.50%, 4/12/2019	EUR	2,000,000	2,475,327
0.75%, 2/24/2017	EUR	3,000,000	3,691,428
1.00%, 10/12/2018	EUR	2,000,000	2,515,573
1.00%, 2/22/2019	EUR	1,000,000	1,262,445
1.00%, 8/15/2024	EUR	550,000	693,688
1.25%, 10/14/2016	EUR	750,000	928,193
1.50%, 9/4/2022	EUR	1,300,000	1,719,203
1.50%, 2/15/2023	EUR	2,500,000	3,308,035
1.50%, 5/15/2023	EUR	2,000,000	2,648,125
1.50%, 5/15/2024	EUR	1,600,000	2,111,063
1.75%, 7/4/2022	EUR	2,200,000	2,962,583
1.75%, 2/15/2024	EUR	1,700,000	2,289,330
2.00%, 8/15/2023	EUR	2,000,000	2,748,605
2.25%, 9/4/2021	EUR	2,000,000	2,757,003
2.50%, 1/4/2021	EUR	2,000,000	2,769,273
2.50%, 7/4/2044	EUR	1,500,000	2,307,705
2.50%, 8/15/2046	EUR	850,000	1,319,147
2.75%, 4/8/2016	EUR	600,000	751,223
3.00%, 7/4/2020	EUR	4,150,000	5,834,723
3.25%, 1/4/2020	EUR	750,000	1,054,359
3.25%, 7/4/2021	EUR	2,650,000	3,853,058
3.25%, 7/4/2042	EUR	1,000,000	1,742,255
3.50%, 1/4/2016	EUR	700,000	876,529
3.50%, 7/4/2019	EUR	2,000,000	2,803,953
3.75%, 1/4/2017	EUR	1,200,000	1,562,155
4.00%, 7/4/2016	EUR	4,150,000	5,323,513
4.00%, 1/4/2037	EUR	2,000,000	3,697,962
4.25%, 7/4/2017	EUR	2,090,000	2,802,618
4.25%, 7/4/2039	EUR	950,000	1,860,049
4.75%, 7/4/2034	EUR	2,500,000	4,918,007
4.75%, 7/4/2040	EUR	525,000	1,108,735
5.50%, 1/4/2031	EUR	2,050,000	4,118,297

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

5.63%, 1/4/2028	EUR	1,700,000	$3,278,377

			99,286,809

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.97%, 12/8/2016	HKD	8,000,000	1,038,183
1.02%, 4/10/2017	HKD	550,000	71,173
1.10%, 1/17/2023	HKD	2,500,000	300,937
1.47%, 2/20/2019	HKD	8,650,000	1,117,796

			2,528,089

IRELAND — 1.8%
Ireland Government Bond:
2.40%, 5/15/2030	EUR	600,000	781,160
3.40%, 3/18/2024	EUR	5,350,000	7,670,380
3.90%, 3/20/2023	EUR	4,000,000	5,904,300
4.40%, 6/18/2019	EUR	5,000,000	7,112,070
4.50%, 10/18/2018	EUR	2,275,000	3,183,247
5.50%, 10/18/2017	EUR	2,300,000	3,187,402
5.90%, 10/18/2019	EUR	4,000,000	6,084,674

			33,923,233

ISRAEL — 0.8%
Israel Government Bond — Fixed:
2.25%, 5/31/2019	ILS	4,000,000	1,076,048
3.75%, 3/31/2024	ILS	8,100,000	2,330,737
4.00%, 1/31/2018	ILS	10,000,000	2,819,226
4.25%, 8/31/2016	ILS	13,350,000	3,648,309
4.25%, 3/31/2023	ILS	5,000,000	1,488,601
5.00%, 1/31/2020	ILS	8,000,000	2,420,300
5.50%, 1/31/2042	ILS	3,000,000	1,015,704

			14,798,925

ITALY — 6.5%
Republic of Italy:
Zero Coupon, 4/29/2016 (c)	EUR	3,000,000	3,607,462
1.50%, 12/15/2016	EUR	1,400,000	1,725,666
1.50%, 8/1/2019	EUR	3,500,000	4,345,472
2.15%, 12/15/2021	EUR	1,000,000	1,269,102
2.50%, 5/1/2019	EUR	3,450,000	4,458,968
2.50%, 12/1/2024	EUR	2,000,000	2,553,291
3.50%, 11/1/2017	EUR	4,000,000	5,224,513
3.50%, 6/1/2018	EUR	3,000,000	3,964,204
3.50%, 12/1/2018	EUR	2,000,000	2,669,008
3.50%, 3/1/2030 (b)	EUR	1,250,000	1,689,728
3.75%, 4/15/2016	EUR	1,200,000	1,513,188
3.75%, 5/1/2021	EUR	1,000,000	1,388,910
3.75%, 8/1/2021	EUR	2,600,000	3,618,805
3.75%, 9/1/2024	EUR	3,000,000	4,235,986
4.00%, 2/1/2017	EUR	1,750,000	2,268,728
4.00%, 2/1/2037	EUR	2,765,000	3,862,218
4.25%, 2/1/2019	EUR	1,750,000	2,407,325
4.25%, 9/1/2019	EUR	2,350,000	3,275,507
4.25%, 3/1/2020	EUR	1,500,000	2,109,990
4.50%, 2/1/2018	EUR	3,000,000	4,049,433
4.50%, 8/1/2018	EUR	1,475,000	2,020,706
4.50%, 3/1/2019	EUR	2,250,000	3,131,457
4.50%, 2/1/2020	EUR	1,750,000	2,484,375
4.50%, 5/1/2023	EUR	500,000	737,408
4.50%, 3/1/2024	EUR	3,000,000	4,467,191
4.75%, 5/1/2017	EUR	2,750,000	3,646,193
4.75%, 6/1/2017	EUR	4,000,000	5,316,089
4.75%, 9/1/2021	EUR	2,400,000	3,534,053
4.75%, 8/1/2023 (b)	EUR	900,000	1,353,139
4.75%, 9/1/2028 (b)	EUR	2,000,000	3,057,894
4.75%, 9/1/2044 (b)	EUR	1,150,000	1,802,262
5.00%, 3/1/2022	EUR	2,000,000	3,006,326
5.00%, 3/1/2025 (b)	EUR	2,000,000	3,100,875
5.00%, 8/1/2039	EUR	3,000,000	4,818,745
5.00%, 9/1/2040	EUR	500,000	798,845
5.25%, 11/1/2029	EUR	1,750,000	2,816,669
5.50%, 9/1/2022	EUR	1,950,000	3,028,780
5.50%, 11/1/2022	EUR	2,000,000	3,112,051
5.75%, 2/1/2033	EUR	2,900,000	4,993,339
6.00%, 5/1/2031	EUR	1,450,000	2,537,182
6.50%, 11/1/2027	EUR	2,885,000	5,086,247

			125,087,330

JAPAN — 23.0%
Government of Japan 2 Year Bond 0.10%, 3/15/2016	JPY	1,265,000,000	10,566,493
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	500,000,000	4,184,086
0.10%, 3/20/2018	JPY	540,000,000	4,519,462
0.10%, 9/20/2019	JPY	350,000,000	2,928,954
0.10%, 12/20/2019	JPY	500,000,000	4,183,323
0.20%, 6/20/2017	JPY	900,000,000	7,546,969
0.20%, 9/20/2017	JPY	700,000,000	5,872,468
0.20%, 12/20/2017	JPY	950,000,000	7,973,249
0.20%, 9/20/2018	JPY	800,000,000	6,721,715
0.20%, 12/20/2018	JPY	1,400,000,000	11,766,889
0.20%, 3/20/2019	JPY	1,200,000,000	10,087,577
0.20%, 6/20/2019	JPY	500,000,000	4,203,616
0.20%, 9/20/2019	JPY	685,000,000	5,759,228
0.30%, 6/20/2016	JPY	415,000,000	3,477,769
0.30%, 3/20/2017	JPY	400,000,000	3,360,010
0.30%, 3/20/2018	JPY	600,000,000	5,053,767
0.30%, 6/20/2018	JPY	300,000,000	2,528,450
0.40%, 6/20/2016	JPY	400,000,000	3,356,951
0.40%, 3/20/2018	JPY	265,000,000	2,239,180
0.40%, 6/20/2018	JPY	200,000,000	1,691,410
0.50%, 3/20/2016	JPY	700,000,000	5,875,458
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	735,000,000	6,169,482
0.50%, 9/20/2024	JPY	1,450,000,000	12,315,923
0.50%, 12/20/2024	JPY	500,000,000	4,241,040
0.60%, 3/20/2023	JPY	1,520,000,000	13,096,595
0.60%, 12/20/2023	JPY	800,000,000	6,878,926
0.60%, 3/20/2024	JPY	700,000,000	6,013,811
0.60%, 6/20/2024	JPY	810,000,000	6,952,083
0.70%, 12/20/2022	JPY	650,000,000	5,646,166
0.80%, 9/20/2020	JPY	400,000,000	3,480,142
0.80%, 6/20/2022	JPY	199,950,000	1,750,174
0.80%, 9/20/2022	JPY	400,000,000	3,501,184
0.80%, 12/20/2022	JPY	675,000,000	5,907,831

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

0.80%, 6/20/2023	JPY	500,000,000	$4,375,474
0.80%, 9/20/2023	JPY	750,000,000	6,561,673
0.90%, 3/20/2022	JPY	185,000,000	1,630,206
0.90%, 6/20/2022	JPY	400,000,000	3,525,992
1.00%, 9/20/2020	JPY	315,000,000	2,770,581
1.00%, 12/20/2021	JPY	450,000,000	3,989,358
1.00%, 3/20/2022	JPY	400,000,000	3,548,725
1.10%, 6/20/2020	JPY	500,000,000	4,411,110
1.10%, 9/20/2021	JPY	120,000,000	1,069,099
1.20%, 12/20/2020	JPY	250,000,000	2,228,462
1.20%, 6/20/2021	JPY	350,000,000	3,132,102
1.30%, 3/20/2018	JPY	300,000,000	2,607,239
1.30%, 12/20/2019	JPY	627,000,000	5,557,041
1.30%, 3/20/2021	JPY	275,000,000	2,470,470
1.50%, 12/20/2017	JPY	500,000,000	4,357,117
1.50%, 6/20/2018	JPY	240,000,000	2,105,949
1.70%, 12/20/2016	JPY	745,100,000	6,425,099
1.70%, 3/20/2017	JPY	680,000,000	5,887,622
1.70%, 9/20/2017	JPY	648,000,000	5,656,060
1.80%, 6/20/2017	JPY	300,000,000	2,614,290
1.90%, 6/20/2016	JPY	402,600,000	3,452,478
Government of Japan 20 Year Bond:
0.30%, 9/20/2018	JPY	700,000,000	5,903,167
1.20%, 12/20/2034	JPY	200,000,000	1,707,369
1.40%, 9/20/2034	JPY	350,000,000	3,100,458
1.50%, 3/20/2033	JPY	320,000,000	2,919,080
1.50%, 3/20/2034	JPY	300,000,000	2,714,413
1.50%, 6/20/2034	JPY	210,000,000	1,895,841
1.60%, 3/20/2032	JPY	150,000,000	1,398,635
1.60%, 12/20/2033	JPY	500,000,000	4,605,521
1.70%, 9/20/2032	JPY	500,000,000	4,714,642
1.70%, 12/20/2032	JPY	600,000,000	5,648,753
1.70%, 9/20/2033	JPY	600,000,000	5,622,319
1.80%, 9/20/2030	JPY	251,350,000	2,425,123
1.80%, 9/20/2031	JPY	260,000,000	2,499,305
1.80%, 12/20/2031	JPY	400,000,000	3,840,734
1.90%, 9/20/2022	JPY	750,000,000	7,091,949
1.90%, 12/20/2023	JPY	335,000,000	3,202,286
1.90%, 3/20/2029	JPY	404,300,000	3,958,114
1.90%, 9/20/2030	JPY	231,000,000	2,257,303
1.90%, 3/20/2031	JPY	55,000,000	536,788
2.00%, 12/20/2024	JPY	450,000,000	4,368,421
2.10%, 9/21/2021	JPY	650,000,000	6,153,962
2.10%, 9/20/2024	JPY	200,000,000	1,953,928
2.10%, 9/20/2025	JPY	630,000,000	6,210,052
2.10%, 9/20/2029	JPY	457,750,000	4,586,652
2.10%, 3/20/2030	JPY	100,000,000	1,002,122
2.20%, 3/20/2031	JPY	400,000,000	4,056,039
2.30%, 6/20/2027	JPY	981,200,000	9,983,451
2.60%, 3/20/2019	JPY	968,300,000	8,955,792
2.90%, 9/20/2019	JPY	400,000,000	3,787,134
Government of Japan 30 Year Bond:
1.70%, 6/20/2033	JPY	310,000,000	2,909,695
1.70%, 3/20/2044	JPY	350,000,000	3,229,058
1.70%, 9/20/2044	JPY	215,000,000	1,982,666
1.80%, 3/20/2043	JPY	200,000,000	1,885,982
1.80%, 9/20/2043	JPY	250,000,000	2,357,354
1.90%, 9/20/2042	JPY	200,000,000	1,924,873
2.00%, 9/20/2040	JPY	332,200,000	3,251,933
2.00%, 3/20/2042	JPY	100,000,000	981,294
2.20%, 3/20/2041	JPY	205,550,000	2,090,664
2.30%, 3/20/2039	JPY	465,900,000	4,791,571
2.30%, 3/20/2040	JPY	301,550,000	3,112,777
2.40%, 3/20/2037	JPY	500,700,000	5,191,502
2.50%, 9/20/2034	JPY	600,000,000	6,292,961
2.50%, 9/20/2035	JPY	632,500,000	6,640,973
Government of Japan 40 Year Bond:
1.70%, 3/20/2054	JPY	400,000,000	3,661,647
1.90%, 3/20/2053	JPY	300,000,000	2,898,884
2.00%, 3/20/2052	JPY	300,000,000	2,972,756

			441,502,471

LATVIA — 0.0% (d)
Republic of Latvia:
2.63%, 1/21/2021	EUR	400,000	524,384
2.88%, 4/30/2024	EUR	200,000	268,232

			792,616

LUXEMBOURG — 0.1%
Grand Duchy of Luxembourg 2.13%, 7/10/2023	EUR	1,550,000	2,112,583

MALAYSIA — 1.1%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	15,850,000	4,456,509
3.39%, 3/15/2017	MYR	13,100,000	3,726,024
3.84%, 4/15/2033	MYR	7,000,000	1,836,871
3.89%, 7/31/2020	MYR	10,000,000	2,841,621
4.05%, 9/30/2021	MYR	13,300,000	3,802,598
4.18%, 7/15/2024	MYR	14,000,000	4,018,703
4.94%, 9/30/2043	MYR	1,750,000	510,944

			21,193,270

MEXICO — 2.2%
Mexican Bonos:
4.75%, 6/14/2018	MXN	63,000,000	4,264,647
5.00%, 6/15/2017	MXN	34,000,000	2,359,363
5.00%, 12/11/2019	MXN	12,300,000	829,054
6.50%, 6/10/2021	MXN	30,000,000	2,137,506
6.50%, 6/9/2022	MXN	28,200,000	2,005,938
7.25%, 12/15/2016	MXN	30,000,000	2,170,982
7.50%, 6/3/2027	MXN	30,000,000	2,271,293
7.75%, 12/14/2017	MXN	30,250,000	2,241,313
7.75%, 5/29/2031	MXN	36,500,000	2,812,546
7.75%, 11/23/2034	MXN	20,000,000	1,552,820
7.75%, 11/13/2042	MXN	40,000,000	3,124,164
8.00%, 6/11/2020	MXN	24,000,000	1,832,641
8.00%, 12/7/2023	MXN	23,500,000	1,832,317
8.50%, 12/13/2018	MXN	30,000,000	2,293,413
8.50%, 5/31/2029	MXN	30,000,000	2,459,358
8.50%, 11/18/2038	MXN	20,000,000	1,677,758
10.00%, 12/5/2024	MXN	52,000,000	4,620,790
10.00%, 11/20/2036	MXN	20,000,000	1,900,930

			42,386,833

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2016 (b)(c)	EUR	3,000,000	$3,631,675
0.25%, 1/15/2020	EUR	900,000	1,097,045
0.50%, 4/15/2017	EUR	4,000,000	4,898,670
1.25%, 1/15/2018 (b)	EUR	4,500,000	5,655,346
1.25%, 1/15/2019 (b)	EUR	4,100,000	5,206,642
1.75%, 7/15/2023 (b)	EUR	3,250,000	4,326,024
2.00%, 7/15/2024	EUR	2,975,000	4,037,363
2.25%, 7/15/2022 (b)	EUR	2,000,000	2,749,454
2.50%, 1/15/2017 (b)	EUR	4,400,000	5,597,353
2.50%, 1/15/2033 (b)	EUR	2,000,000	2,935,841
2.75%, 1/15/2047	EUR	1,000,000	1,608,031
3.25%, 7/15/2021 (b)	EUR	4,000,000	5,766,814
3.50%, 7/15/2020 (b)	EUR	4,000,000	5,730,686
3.75%, 1/15/2023	EUR	3,400,000	5,181,267
3.75%, 1/15/2042 (b)	EUR	3,000,000	5,590,450
4.00%, 7/15/2016 (b)	EUR	250,000	321,147
4.00%, 7/15/2018 (b)	EUR	3,410,000	4,708,901
4.00%, 7/15/2019 (b)	EUR	1,750,000	2,495,546
4.00%, 1/15/2037 (b)	EUR	3,170,000	5,841,400
4.50%, 7/15/2017 (b)	EUR	3,000,000	4,045,803
5.50%, 1/15/2028	EUR	3,180,000	5,999,277

			87,424,735

NEW ZEALAND — 0.6%
New Zealand Government Bond:
3.00%, 4/15/2020	NZD	3,300,000	2,505,280
4.50%, 4/15/2027	NZD	1,150,000	958,748
5.00%, 3/15/2019	NZD	3,700,000	3,053,057
5.50%, 4/15/2023	NZD	3,000,000	2,648,920
6.00%, 12/15/2017	NZD	2,725,000	2,275,031
6.00%, 5/15/2021	NZD	250,000	221,707

			11,662,743

NORWAY — 0.6%
Norway Government Bond:
2.00%, 5/24/2023	NOK	14,800,000	2,060,008
3.00%, 3/14/2024	NOK	11,550,000	1,732,635
3.75%, 5/25/2021	NOK	20,000,000	3,076,712
4.25%, 5/19/2017	NOK	9,650,000	1,389,593
4.50%, 5/22/2019	NOK	17,000,000	2,607,314

			10,866,262

POLAND — 1.3%
Poland Government Bond:
Zero Coupon, 1/25/2016 (c)	PLN	4,500,000	1,243,422
Zero Coupon, 7/25/2016 (c)	PLN	4,000,000	1,094,967
2.50%, 7/25/2018	PLN	6,500,000	1,859,304
3.25%, 7/25/2019	PLN	6,200,000	1,829,189
3.25%, 7/25/2025	PLN	2,000,000	601,024
3.75%, 4/25/2018	PLN	6,000,000	1,782,432
4.00%, 10/25/2023	PLN	4,250,000	1,347,389
4.75%, 10/25/2016	PLN	5,000,000	1,480,670
4.75%, 4/25/2017	PLN	5,000,000	1,498,311
5.00%, 4/25/2016	PLN	6,350,000	1,860,664
5.25%, 10/25/2017	PLN	5,000,000	1,534,251
5.25%, 10/25/2020	PLN	5,000,000	1,636,402
5.50%, 10/25/2019	PLN	5,025,000	1,628,739
5.75%, 10/25/2021	PLN	5,000,000	1,709,600
5.75%, 9/23/2022	PLN	6,000,000	2,092,061
5.75%, 4/25/2029	PLN	4,000,000	1,530,631

			24,729,056

SINGAPORE — 0.9%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	6,100,000	4,528,892
1.13%, 4/1/2016	SGD	2,450,000	1,860,898
1.63%, 10/1/2019	SGD	1,700,000	1,286,351
2.25%, 6/1/2021	SGD	2,000,000	1,529,924
2.75%, 7/1/2023	SGD	5,000,000	3,915,021
2.75%, 4/1/2042	SGD	1,350,000	988,199
3.00%, 9/1/2024	SGD	2,000,000	1,604,457
3.38%, 9/1/2033	SGD	1,100,000	901,048

			16,614,790

SLOVAKIA — 0.5%
Slovakia Government Bond:
1.50%, 11/28/2018	EUR	150,000	189,440
3.00%, 2/28/2023	EUR	650,000	900,509
3.50%, 2/24/2016	EUR	3,700,000	4,648,975
3.63%, 1/16/2029	EUR	2,300,000	3,412,795

			9,151,719

SLOVENIA — 0.3%
Slovenia Government Bond:
1.75%, 10/9/2017	EUR	2,100,000	2,620,040
3.00%, 4/8/2021	EUR	2,200,000	2,871,751

			5,491,791

SOUTH AFRICA — 1.1%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	11,250,000	754,086
6.50%, 2/28/2041	ZAR	14,650,000	985,670
6.75%, 3/31/2021 (e)	ZAR	27,300,000	2,258,806
7.00%, 2/28/2031	ZAR	20,000,000	1,508,384
7.25%, 1/15/2020	ZAR	23,000,000	1,966,842
7.75%, 2/28/2023 (e)	ZAR	25,150,000	2,163,090
8.00%, 12/21/2018	ZAR	22,500,000	1,992,753
8.00%, 1/31/2030	ZAR	14,000,000	1,174,184
8.25%, 9/15/2017	ZAR	20,000,000	1,783,166
8.25%, 3/31/2032	ZAR	16,000,000	1,342,593
8.50%, 1/31/2037	ZAR	20,500,000	1,749,620
8.75%, 1/31/2044	ZAR	4,000,000	345,249
8.75%, 2/28/2048	ZAR	18,700,000	1,620,337
10.50%, 12/21/2026	ZAR	12,000,000	1,247,337
10.50%, 12/21/2026	ZAR	6,000,000	623,669
13.50%, 9/15/2016	ZAR	4,000,000	382,527

			21,898,313

SOUTH KOREA — 4.6%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	2,350,000,000	2,151,130
2.75%, 6/10/2016	KRW	11,000,000,000	10,097,743
3.00%, 12/10/2042	KRW	4,000,000,000	3,712,378

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

3.13%, 3/10/2019	KRW	16,900,000,000	$15,911,170
3.25%, 9/10/2018	KRW	15,500,000,000	14,621,063
3.50%, 9/10/2016	KRW	15,000,000,000	13,964,008
3.50%, 3/10/2024	KRW	20,325,000,000	19,880,777
3.75%, 12/10/2033	KRW	7,000,000,000	7,255,876
4.00%, 3/10/2016	KRW	500,000,000	464,975

			88,059,120

SPAIN — 4.5%
Kingdom of Spain:
1.40%, 1/31/2020	EUR	225,000	278,897
2.10%, 4/30/2017	EUR	2,550,000	3,199,426
2.75%, 4/30/2019	EUR	2,000,000	2,623,945
2.75%, 10/31/2024 (b)	EUR	2,250,000	3,002,797
3.15%, 1/31/2016	EUR	1,000,000	1,246,375
3.25%, 4/30/2016	EUR	2,300,000	2,885,200
3.30%, 7/30/2016	EUR	1,750,000	2,210,846
3.75%, 10/31/2018	EUR	1,850,000	2,496,703
3.80%, 1/31/2017	EUR	2,250,000	2,910,038
3.80%, 4/30/2024 (b)	EUR	2,500,000	3,619,169
4.00%, 4/30/2020	EUR	2,400,000	3,366,683
4.10%, 7/30/2018	EUR	2,250,000	3,048,237
4.20%, 1/31/2037	EUR	2,000,000	3,033,114
4.25%, 10/31/2016	EUR	2,400,000	3,104,447
4.30%, 10/31/2019	EUR	1,250,000	1,761,757
4.40%, 10/31/2023 (b)	EUR	2,550,000	3,817,107
4.50%, 1/31/2018	EUR	1,900,000	2,569,145
4.60%, 7/30/2019	EUR	2,500,000	3,541,832
4.65%, 7/30/2025	EUR	1,500,000	2,313,951
4.70%, 7/30/2041	EUR	1,700,000	2,753,697
4.80%, 1/31/2024	EUR	1,300,000	2,013,165
4.85%, 10/31/2020	EUR	2,500,000	3,681,003
4.90%, 7/30/2040	EUR	1,000,000	1,671,653
5.15%, 10/31/2028 (b)	EUR	1,000,000	1,620,693
5.15%, 10/31/2044 (b)	EUR	650,000	1,124,655
5.40%, 1/31/2023 (b)	EUR	1,750,000	2,769,318
5.50%, 7/30/2017	EUR	2,500,000	3,408,409
5.50%, 4/30/2021	EUR	3,000,000	4,607,859
5.75%, 7/30/2032	EUR	1,400,000	2,491,198
5.85%, 1/31/2022	EUR	2,100,000	3,348,211
5.90%, 7/30/2026	EUR	1,000,000	1,703,541
6.00%, 1/31/2029	EUR	2,200,000	3,847,282

			86,070,353

SWEDEN — 1.0%
Kingdom of Sweden:
1.50%, 11/13/2023	SEK	10,000,000	1,352,423
2.25%, 6/1/2032	SEK	9,100,000	1,308,626
2.50%, 5/12/2025	SEK	10,000,000	1,471,587
3.00%, 7/12/2016	SEK	3,800,000	507,265
3.50%, 6/1/2022	SEK	20,000,000	3,086,284
3.50%, 3/30/2039	SEK	10,000,000	1,757,333
3.75%, 8/12/2017	SEK	21,000,000	2,943,635
4.25%, 3/12/2019	SEK	29,000,000	4,339,785
5.00%, 12/1/2020	SEK	20,000,000	3,236,228

			20,003,166

SWITZERLAND — 1.3%
Switzerland Government Bond:
1.25%, 5/28/2026	CHF	575,000	633,595
1.25%, 6/27/2037	CHF	1,800,000	2,013,123
1.50%, 7/24/2025	CHF	3,800,000	4,264,536
1.50%, 4/30/2042	CHF	3,000,000	3,563,226
2.00%, 10/12/2016	CHF	3,200,000	3,352,302
2.00%, 4/28/2021	CHF	500,000	564,384
2.00%, 5/25/2022	CHF	3,500,000	3,995,530
3.00%, 5/12/2019	CHF	4,700,000	5,374,740
3.50%, 4/8/2033	CHF	650,000	977,894

			24,739,330

THAILAND — 1.3%
Thailand Government Bond:
3.25%, 6/16/2017	THB	171,000,000	5,333,464
3.63%, 6/16/2023	THB	311,000,000	10,133,713
3.88%, 6/13/2019	THB	150,000,000	4,844,649
4.88%, 6/22/2029	THB	117,000,000	4,215,371

			24,527,197

TURKEY — 1.1%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	5,000,000	2,038,285
8.50%, 7/10/2019	TRY	1,000,000	438,884
8.80%, 11/14/2018	TRY	10,000,000	4,423,056
8.80%, 9/27/2023	TRY	5,000,000	2,262,860
10.40%, 3/27/2019	TRY	11,550,000	5,385,306
10.40%, 3/20/2024	TRY	4,000,000	1,995,098
10.70%, 2/24/2016	TRY	10,000,000	4,396,321

			20,939,810

UNITED KINGDOM — 7.7%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	3,000,000	4,717,932
1.25%, 7/22/2018	GBP	3,600,000	5,670,898
1.75%, 1/22/2017	GBP	2,500,000	3,997,371
1.75%, 7/22/2019	GBP	2,850,000	4,557,847
1.75%, 9/7/2022	GBP	2,500,000	3,953,595
2.00%, 1/22/2016	GBP	1,000,000	1,585,531
2.25%, 9/7/2023	GBP	2,000,000	3,267,564
2.75%, 9/7/2024	GBP	1,800,000	3,053,607
3.25%, 1/22/2044	GBP	2,000,000	3,597,701
3.50%, 1/22/2045	GBP	1,850,000	3,480,092
3.50%, 7/22/2068	GBP	1,625,000	3,284,794
3.75%, 9/7/2019	GBP	2,000,000	3,489,477
3.75%, 9/7/2020	GBP	2,000,000	3,535,194
3.75%, 9/7/2021	GBP	2,000,000	3,582,464
3.75%, 7/22/2052	GBP	3,000,000	6,116,953
4.00%, 9/7/2016	GBP	3,000,000	4,956,778
4.00%, 3/7/2022	GBP	2,100,000	3,840,697
4.25%, 12/7/2027	GBP	2,000,000	3,927,732
4.25%, 6/7/2032	GBP	3,400,000	6,843,111
4.25%, 3/7/2036	GBP	2,050,000	4,186,621
4.25%, 12/7/2040	GBP	3,200,000	6,692,431
4.25%, 12/7/2046	GBP	2,600,000	5,636,183
4.25%, 12/7/2049	GBP	2,400,000	5,297,731
4.50%, 3/7/2019	GBP	3,000,000	5,339,572

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

4.50%, 9/7/2034	GBP	3,000,000	$6,276,455
4.50%, 12/7/2042	GBP	2,350,000	5,171,631
4.75%, 3/7/2020	GBP	4,000,000	7,335,336
4.75%, 12/7/2030	GBP	2,600,000	5,474,147
4.75%, 12/7/2038	GBP	250,000	555,397
5.00%, 3/7/2018	GBP	2,350,000	4,146,744
5.00%, 3/7/2025	GBP	2,500,000	5,080,453
6.00%, 12/7/2028	GBP	2,500,000	5,803,680
8.00%, 6/7/2021	GBP	1,100,000	2,415,583
8.75%, 8/25/2017	GBP	1,000,000	1,892,979

			148,764,281

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,984,241,053)			1,885,384,173

	Shares
SHORT TERM INVESTMENTS — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)		2,784,117	2,784,117
State Street Institutional Liquid Reserves Fund 0.07% (g)(h)		17,489,173	17,489,173

TOTAL SHORT TERM INVESTMENT —
(Cost $20,273,290)			20,273,290

TOTAL INVESTMENTS — 99.1% (i)
(Cost $2,004,514,343)			1,905,657,463
OTHER ASSETS & LIABILITIES — 0.9%			17,230,617

NET ASSETS — 100.0%			$1,922,888,080

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.9% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

At December 31, 2014, Open Forward Foreign Currency Contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Deutsche Bank AG London	RUB	493,000,000	USD	8,133,409	01/30/2015	454,281

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.7%
AUSTRALIA — 3.5%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	300,000	$390,146
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	300,000	386,029
2.25%, 9/25/2020	EUR	500,000	657,045
3.25%, 9/25/2024	GBP	200,000	321,792
3.75%, 10/18/2017	AUD	200,000	167,263
4.30%, 9/25/2042	GBP	300,000	512,437
6.38%, 4/4/2016	EUR	300,000	390,547
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	200,000	252,916
4.25%, 11/10/2016	EUR	500,000	649,754
4.38%, 2/25/2020	EUR	300,000	434,594
National Australia Bank, Ltd.:
2.00%, 11/12/2020	EUR	400,000	522,971
2.75%, 8/8/2022	EUR	350,000	483,205
4.00%, 7/13/2020	EUR	400,000	575,024
6.00%, 2/15/2017	AUD	400,000	348,338
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	300,000	406,599
3.50%, 9/21/2022	EUR	300,000	430,460
4.25%, 3/23/2020	EUR	400,000	574,614
4.75%, 3/21/2017	EUR	200,000	265,751
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	300,000	408,083
4.25%, 9/22/2016	EUR	350,000	452,751
4.50%, 2/25/2019	AUD	300,000	257,530
7.25%, 11/18/2016	AUD	500,000	441,735

			9,329,584

BELGIUM — 0.3%
Anheuser-Busch InBev NV:
2.70%, 3/31/2026	EUR	200,000	270,181
6.50%, 6/23/2017	GBP	300,000	523,226

			793,407

CANADA — 0.3%
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	300,000	367,716
2.13%, 9/18/2029	EUR	400,000	508,889

			876,605

DENMARK — 0.5%
Carlsberg Breweries A/S:
2.50%, 5/28/2024	EUR	200,000	250,504
3.38%, 10/13/2017	EUR	300,000	390,144
Danske Bank A/S:
3.88%, 5/18/2016	EUR	200,000	254,009
3.88%, 2/28/2017	EUR	300,000	390,759

			1,285,416

FRANCE — 14.8%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	450,000	720,077
Banque Federative du Credit Mutuel SA:
1.63%, 1/11/2018	EUR	400,000	500,880
2.00%, 9/19/2019	EUR	300,000	387,169
2.63%, 2/24/2021	EUR	400,000	538,042
2.63%, 3/18/2024	EUR	300,000	409,896
3.00%, 11/28/2023	EUR	300,000	423,501
3.25%, 8/23/2022	EUR	300,000	430,375
4.13%, 7/20/2020	EUR	500,000	717,851
4.38%, 5/31/2016	EUR	600,000	767,769
BNP Paribas SA:
1.50%, 3/12/2018	EUR	300,000	376,082
2.00%, 1/28/2019	EUR	100,000	128,024
2.25%, 1/13/2021	EUR	300,000	394,232
2.38%, 5/20/2024	EUR	300,000	404,043
2.50%, 8/23/2019	EUR	400,000	526,394
2.88%, 11/27/2017	EUR	450,000	583,651
2.88%, 10/24/2022	EUR	300,000	415,570
2.88%, 9/26/2023	EUR	600,000	839,069
3.00%, 2/24/2017	EUR	450,000	575,777
3.50%, 3/7/2016	EUR	400,000	502,294
3.75%, 11/25/2020	EUR	600,000	850,813
4.13%, 1/14/2022	EUR	300,000	442,963
4.50%, 3/21/2023	EUR	500,000	782,155
Bouygues SA:
3.64%, 10/29/2019	EUR	350,000	479,282
4.25%, 7/22/2020	EUR	300,000	426,550
BPCE SA:
1.38%, 5/22/2019	EUR	200,000	249,624
2.13%, 3/17/2021	EUR	600,000	783,147
4.50%, 2/10/2022	EUR	500,000	756,577
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	253,868
1.75%, 7/15/2022	EUR	400,000	507,391
1.88%, 12/19/2017	EUR	300,000	378,195
3.88%, 4/25/2021	EUR	250,000	355,967
4.00%, 4/9/2020	EUR	200,000	281,887
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	300,000	399,919
3.31%, 1/25/2023	EUR	200,000	271,319
Cie de St-Gobain 4.75%, 4/11/2017	EUR	400,000	529,920
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	300,000	451,831
Credit Agricole SA/London:
1.75%, 3/12/2018	EUR	400,000	504,146
1.88%, 10/18/2017	EUR	200,000	252,067
2.38%, 11/27/2020	EUR	500,000	665,938
2.38%, 5/20/2024	EUR	500,000	672,243
3.13%, 7/17/2023	EUR	300,000	425,370
3.13%, 2/5/2026	EUR	300,000	432,428
3.63%, 3/8/2016	EUR	100,000	125,797
3.88%, 2/13/2019	EUR	300,000	412,718
5.13%, 4/18/2023	EUR	300,000	483,726
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	500,000	672,760
Danone 2.25%, 11/15/2021	EUR	300,000	398,464
GDF Suez:
1.38%, 5/19/2020	EUR	400,000	505,125
1.50%, 2/1/2016	EUR	200,000	245,406

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

2.38%, 5/19/2026	EUR	300,000	$399,620
3.00%, 2/1/2023	EUR	300,000	423,870
3.50%, 10/18/2022 (a)	EUR	300,000	436,129
5.00%, 10/1/2060	GBP	350,000	679,827
5.63%, 1/18/2016	EUR	300,000	383,454
6.13%, 2/11/2021	GBP	100,000	190,510
6.38%, 1/18/2021	EUR	250,000	404,154
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	250,000	418,680
HSBC France SA:
1.63%, 12/3/2018	EUR	300,000	379,277
1.88%, 1/16/2020	EUR	200,000	257,586
Orange SA:
3.00%, 6/15/2022	EUR	300,000	415,214
3.88%, 4/9/2020	EUR	300,000	421,827
3.88%, 1/14/2021	EUR	300,000	428,873
4.75%, 2/21/2017	EUR	500,000	661,243
5.63%, 5/22/2018	EUR	500,000	708,932
8.13%, 1/28/2033	EUR	400,000	864,980
Pernod-Ricard SA:
4.88%, 3/18/2016	EUR	400,000	510,210
5.00%, 3/15/2017	EUR	300,000	398,390
Sanofi:
1.13%, 3/10/2022	EUR	400,000	496,772
1.75%, 9/10/2026	EUR	400,000	504,660
1.88%, 9/4/2020	EUR	100,000	130,111
2.50%, 11/14/2023	EUR	300,000	409,761
4.50%, 5/18/2016	EUR	500,000	640,821
Schneider Electric SA 4.00%, 8/11/2017	EUR	350,000	463,535
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	300,000	395,432
Societe Generale SA:
2.25%, 1/23/2020	EUR	500,000	655,420
2.38%, 2/28/2018	EUR	300,000	385,004
3.13%, 9/21/2017	EUR	450,000	585,037
4.00%, 4/20/2016	EUR	100,000	126,842
4.25%, 7/13/2022 (a)	EUR	300,000	455,768
4.75%, 3/2/2021	EUR	300,000	452,201
Total Capital International SA 2.50%, 3/25/2026	EUR	300,000	403,798
Total Capital SA 4.88%, 1/28/2019	EUR	400,000	573,328
Vinci SA 4.13%, 2/20/2017	EUR	300,000	391,804

			39,091,362

GERMANY — 3.9%
BASF SE:
1.50%, 10/1/2018	EUR	400,000	505,646
2.00%, 12/5/2022	EUR	100,000	132,172
BPCE SA 3.75%, 7/21/2017	EUR	400,000	525,095
Commerzbank AG:
3.63%, 7/10/2017	EUR	200,000	261,105
3.88%, 3/22/2017	EUR	400,000	520,334
4.00%, 9/16/2020	EUR	350,000	498,705
Daimler AG:
1.00%, 7/8/2016	EUR	250,000	306,313
1.50%, 11/19/2018	EUR	300,000	378,682
4.13%, 1/19/2017	EUR	300,000	391,307
Deutsche Bank AG:
1.25%, 9/8/2021	EUR	600,000	743,397
2.38%, 1/11/2023	EUR	1,200,000	1,609,609
5.13%, 8/31/2017	EUR	900,000	1,224,157
Linde AG 1.75%, 9/17/2020	EUR	400,000	518,389
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	450,000	646,964
SAP SE:
1.13%, 2/20/2023	EUR	300,000	372,860
1.75%, 2/22/2027	EUR	300,000	376,131
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	300,000	403,856
2.63%, 1/15/2024	EUR	600,000	821,481

			10,236,203

HONG KONG — 0.5%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	400,000	506,406
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	450,000	588,183
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	300,000	367,389

			1,461,978

IRELAND — 1.8%
GE Capital European Funding:
1.00%, 5/2/2017	EUR	300,000	368,646
2.25%, 7/20/2020	EUR	300,000	395,633
2.63%, 3/15/2023	EUR	300,000	411,401
2.88%, 6/18/2019	EUR	500,000	668,233
3.75%, 4/4/2016	EUR	400,000	505,510
4.13%, 10/27/2016	EUR	400,000	517,809
4.25%, 3/1/2017	EUR	400,000	525,040
5.38%, 1/16/2018	EUR	400,000	555,915
5.38%, 1/23/2020	EUR	400,000	599,445
6.00%, 1/15/2019	EUR	100,000	147,410

			4,695,042

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	200,000	263,407

ITALY — 7.4%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	300,000	397,279
5.13%, 9/16/2024	EUR	500,000	784,212
Atlantia SpA:
3.38%, 9/18/2017	EUR	200,000	260,739
4.50%, 2/8/2019	EUR	200,000	278,326
5.63%, 5/6/2016	EUR	500,000	646,952
5.88%, 6/9/2024	EUR	300,000	509,558
Enel SpA 5.25%, 6/20/2017	EUR	350,000	472,068

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

ENI SpA:
3.25%, 7/10/2023	EUR	200,000	$280,772
3.50%, 1/29/2018	EUR	350,000	461,592
3.63%, 1/29/2029	EUR	400,000	576,003
3.75%, 9/12/2025	EUR	150,000	218,187
4.00%, 6/29/2020	EUR	300,000	422,600
4.13%, 9/16/2019	EUR	500,000	699,058
4.25%, 2/3/2020	EUR	300,000	424,073
4.75%, 11/14/2017	EUR	400,000	542,422
5.00%, 1/28/2016	EUR	300,000	380,914
Intesa Sanpaolo SpA:
2.00%, 6/18/2021	EUR	300,000	376,796
3.75%, 11/23/2016	EUR	400,000	511,193
4.00%, 11/9/2017	EUR	500,000	657,084
4.00%, 11/8/2018	EUR	400,000	537,752
4.00%, 10/30/2023	EUR	300,000	433,370
4.13%, 1/14/2016	EUR	400,000	501,261
4.13%, 9/19/2016	EUR	400,000	512,317
4.13%, 4/14/2020	EUR	400,000	556,255
4.38%, 10/15/2019	EUR	400,000	556,454
4.75%, 6/15/2017	EUR	450,000	595,943
5.00%, 2/28/2017	EUR	300,000	395,498
Mediobanca SpA 0.88%, 11/14/2017	EUR	300,000	361,853
Snam SpA:
2.38%, 6/30/2017	EUR	400,000	505,342
3.50%, 2/13/2020	EUR	300,000	407,929
3.88%, 3/19/2018	EUR	300,000	399,025
4.38%, 7/11/2016	EUR	300,000	384,245
5.00%, 1/18/2019	EUR	250,000	352,658
5.25%, 9/19/2022	EUR	300,000	467,916
Terna Rete Elettrica Nazionale SpA:
4.13%, 2/17/2017	EUR	300,000	390,872
4.75%, 3/15/2021	EUR	350,000	520,602
UniCredit SpA:
1.50%, 6/19/2019	EUR	300,000	367,690
2.25%, 12/16/2016	EUR	400,000	497,004
3.25%, 1/14/2021	EUR	300,000	396,958
3.38%, 1/11/2018	EUR	200,000	258,665
3.63%, 1/24/2019	EUR	300,000	398,207
4.88%, 3/7/2017	EUR	400,000	525,397
Unione di Banche Italiane SCpA 2.88%, 2/18/2019	EUR	300,000	386,545

			19,609,586

JAPAN — 0.3%
Mizuho Bank Ltd. 0.76%, 4/20/2016	JPY	100,000,000	840,401

LUXEMBOURG — 0.6%
Glencore Finance Europe SA:
4.63%, 4/3/2018	EUR	300,000	403,628
5.25%, 3/22/2017	EUR	350,000	464,687
Novartis Finance SA 4.25%, 6/15/2016	EUR	500,000	640,637

			1,508,952

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	271,823
3.75%, 6/28/2017	EUR	150,000	195,947
4.13%, 10/25/2019	EUR	300,000	420,800
4.38%, 8/7/2041	GBP	300,000	499,476

			1,388,046

NETHERLANDS — 19.1%
ABB Finance BV 2.63%, 3/26/2019	EUR	400,000	527,625
ABN Amro Bank NV:
2.13%, 11/26/2020	EUR	400,000	524,524
2.50%, 11/29/2023	EUR	300,000	406,854
3.63%, 10/6/2017	EUR	300,000	395,104
4.13%, 3/28/2022	EUR	350,000	523,828
4.25%, 4/11/2016	EUR	200,000	254,215
4.75%, 1/11/2019	EUR	400,000	567,112
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	400,000	573,692
4.00%, 11/23/2016	EUR	450,000	583,504
4.50%, 3/13/2043	GBP	200,000	366,610
4.75%, 7/22/2019	EUR	500,000	723,488
Bharti Airtel International Netherlands BV 4.00%, 12/10/2018	EUR	200,000	261,252
BMW Finance NV:
1.00%, 10/24/2016	EUR	250,000	306,777
3.25%, 1/28/2016	EUR	200,000	249,828
3.25%, 1/14/2019	EUR	400,000	539,544
3.38%, 12/14/2018	GBP	300,000	501,009
3.63%, 1/29/2018	EUR	400,000	532,402
3.88%, 1/18/2017	EUR	500,000	649,447
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.75%, 1/22/2019	EUR	500,000	637,140
2.38%, 5/22/2023	EUR	400,000	537,819
3.38%, 1/18/2016	EUR	700,000	874,804
3.38%, 4/21/2017	EUR	500,000	647,428
3.50%, 10/17/2018	EUR	400,000	539,614
3.88%, 4/20/2016	EUR	1,000,000	1,266,445
4.00%, 1/11/2022	EUR	600,000	885,430
4.13%, 1/14/2020	EUR	1,000,000	1,421,107
4.13%, 1/12/2021	EUR	600,000	870,970
4.13%, 7/14/2025	EUR	750,000	1,162,474
4.25%, 1/16/2017	EUR	800,000	1,045,461
4.38%, 5/5/2016	EUR	500,000	638,455
4.38%, 6/7/2021	EUR	200,000	298,553
4.75%, 1/15/2018	EUR	1,100,000	1,506,064
4.75%, 6/6/2022	EUR	700,000	1,081,093
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	400,000	526,096
4.25%, 7/13/2022	EUR	350,000	522,668
6.00%, 1/20/2017	EUR	400,000	539,663
6.50%, 4/8/2022	GBP	250,000	490,196
E.ON International Finance BV:
5.50%, 1/19/2016	EUR	400,000	510,162
5.50%, 10/2/2017	EUR	500,000	688,774
5.75%, 5/7/2020	EUR	400,000	607,058
5.88%, 10/30/2037	GBP	200,000	402,199
6.00%, 10/30/2019	GBP	200,000	368,792

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

6.38%, 6/7/2032	GBP	300,000	$625,032
6.75%, 1/27/2039	GBP	150,000	334,953
EADS Finance BV:
2.38%, 4/2/2024	EUR	300,000	402,577
4.63%, 8/12/2016	EUR	250,000	323,381
Enel Finance International NV:
4.00%, 9/14/2016	EUR	253,000	324,429
4.88%, 3/11/2020	EUR	300,000	434,258
4.88%, 4/17/2023	EUR	300,000	458,885
5.00%, 9/14/2022	EUR	650,000	990,962
5.63%, 8/14/2024	GBP	250,000	468,456
5.75%, 9/14/2040	GBP	300,000	577,123
Heineken NV 2.13%, 8/4/2020	EUR	300,000	390,294
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	450,000	677,735
Iberdrola International BV:
3.50%, 2/1/2021	EUR	300,000	415,866
4.25%, 10/11/2018	EUR	300,000	411,297
ING Bank NV:
1.25%, 12/13/2019	EUR	200,000	249,774
1.88%, 2/27/2018	EUR	400,000	505,297
3.88%, 5/24/2016	EUR	600,000	762,113
4.25%, 1/13/2017	EUR	300,000	391,518
4.50%, 2/21/2022	EUR	600,000	909,890
ING Groep NV 4.75%, 5/31/2017	EUR	650,000	867,053
KBC Internationale Financieringsmaatschappij NV 4.50%, 3/27/2017	EUR	300,000	396,221
Koninklijke KPN NV 5.75%, 9/17/2029	GBP	250,000	461,586
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	266,882
Repsol International Finance BV:
2.63%, 5/28/2020	EUR	400,000	517,009
3.63%, 10/7/2021	EUR	300,000	412,174
4.88%, 2/19/2019	EUR	200,000	279,127
Roche Finance Europe BV 2.00%, 6/25/2018	EUR	400,000	512,708
RWE Finance BV:
6.13%, 7/6/2039	GBP	400,000	817,122
6.25%, 6/3/2030	GBP	150,000	299,254
6.50%, 8/10/2021	EUR	300,000	489,518
6.63%, 1/31/2019	EUR	200,000	300,344
Schlumberger Finance BV 2.75%, 12/1/2015	EUR	200,000	247,694
Shell International Finance BV:
1.00%, 4/6/2022	EUR	200,000	243,944
1.63%, 1/20/2027	EUR	400,000	489,772
2.50%, 3/24/2026	EUR	300,000	406,348
4.38%, 5/14/2018	EUR	700,000	961,418
4.50%, 2/9/2016	EUR	500,000	634,111
4.63%, 5/22/2017	EUR	550,000	735,329
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	300,000	382,055
1.75%, 3/12/2021	EUR	350,000	454,162
2.88%, 3/10/2028	EUR	100,000	142,423
5.13%, 2/20/2017	EUR	650,000	867,443
5.63%, 6/11/2018	EUR	550,000	784,730
Volkswagen International Finance NV:
1.00%, 10/26/2016	EUR	400,000	490,680
1.88%, 5/15/2017	EUR	200,000	251,027
2.00%, 1/14/2020	EUR	400,000	519,978
2.00%, 3/26/2021	EUR	200,000	261,459
3.25%, 1/21/2019	EUR	400,000	539,264
7.00%, 2/9/2016	EUR	200,000	259,904

			50,499,859

NORWAY — 0.6%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	250,000	357,164
4.25%, 1/18/2022	EUR	400,000	597,557
4.38%, 2/24/2021	EUR	400,000	591,075

			1,545,796

SPAIN — 5.0%
BBVA Senior Finance SAU:
2.38%, 1/22/2019	EUR	200,000	257,836
3.25%, 3/21/2016	EUR	300,000	375,134
3.75%, 1/17/2018	EUR	600,000	793,201
CaixaBank:
2.50%, 4/18/2017	EUR	400,000	504,505
3.13%, 5/14/2018	EUR	100,000	130,486
Criteria Caixacorp SA 3.25%, 1/22/2016	EUR	300,000	373,627
Fundacion Bancaria Caixa d’Estalvis i Pensions de Barcelona 2.38%, 5/9/2019	EUR	300,000	378,506
Gas Natural Capital Markets SA 4.38%, 11/2/2016	EUR	300,000	389,146
Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	250,000	352,926
Santander Consumer Finance SA 1.45%, 1/29/2016	EUR	200,000	244,336
Santander International Debt SAU:
1.38%, 3/25/2017	EUR	400,000	492,428
3.38%, 12/1/2015	EUR	300,000	372,596
4.00%, 3/27/2017	EUR	300,000	390,140
4.00%, 1/24/2020	EUR	200,000	280,289
4.13%, 10/4/2017	EUR	350,000	463,725
4.63%, 3/21/2016	EUR	800,000	1,015,828
Telefonica Emisiones SAU:
2.24%, 5/27/2022	EUR	400,000	518,139
3.66%, 9/18/2017	EUR	350,000	458,268
3.96%, 3/26/2021	EUR	200,000	284,834
3.99%, 1/23/2023	EUR	400,000	579,604
4.38%, 2/2/2016	EUR	300,000	378,644
4.69%, 11/11/2019	EUR	500,000	716,512
4.71%, 1/20/2020	EUR	400,000	575,897
4.75%, 2/7/2017	EUR	400,000	526,997
4.80%, 2/21/2018	EUR	500,000	683,229
5.38%, 2/2/2018	GBP	200,000	343,557
5.50%, 4/1/2016	EUR	350,000	450,232

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

5.60%, 3/12/2020	GBP	200,000	$355,963
5.81%, 9/5/2017	EUR	300,000	413,352

			13,099,937

SWEDEN — 3.4%
Nordea Bank AB:
1.38%, 4/12/2018	EUR	300,000	374,195
2.00%, 2/17/2021	EUR	300,000	391,726
2.25%, 10/5/2017	EUR	400,000	509,006
3.25%, 7/5/2022	EUR	300,000	430,781
3.63%, 2/11/2016	EUR	200,000	251,228
3.75%, 2/24/2017	EUR	500,000	649,576
4.00%, 7/11/2019	EUR	400,000	560,083
4.00%, 6/29/2020	EUR	450,000	645,423
Skandinaviska Enskilda Banken AB:
1.88%, 11/14/2019	EUR	200,000	258,242
2.00%, 2/19/2021	EUR	400,000	521,635
Svenska Handelsbanken AB:
2.25%, 6/14/2018	EUR	300,000	386,425
2.25%, 8/27/2020	EUR	400,000	528,997
2.63%, 8/23/2022	EUR	200,000	276,854
3.38%, 7/17/2017	EUR	300,000	391,709
3.63%, 2/16/2016	EUR	400,000	502,753
3.75%, 2/24/2017	EUR	400,000	520,409
4.38%, 10/20/2021	EUR	400,000	601,651
Swedbank AB:
2.38%, 4/4/2016	EUR	300,000	372,713
3.38%, 2/9/2017	EUR	200,000	257,428
Volvo Treasury AB 5.00%, 5/31/2017	EUR	350,000	467,842

			8,898,676

SWITZERLAND — 1.5%
Credit Suisse AG/London:
0.63%, 11/20/2018	EUR	200,000	242,229
1.38%, 11/29/2019	EUR	500,000	625,227
1.38%, 1/31/2022	EUR	600,000	746,279
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	400,000	441,660
UBS AG/London:
1.25%, 9/3/2021	EUR	400,000	498,854
3.13%, 1/18/2016	EUR	300,000	373,943
6.00%, 4/18/2018	EUR	500,000	714,656
6.63%, 4/11/2018	GBP	150,000	271,439

			3,914,287

UNITED ARAB EMIRATES — 0.3%
Xstrata Finance Dubai, Ltd.:
1.75%, 5/19/2016	EUR	300,000	368,874
2.63%, 11/19/2018	EUR	400,000	510,414

			879,288

UNITED KINGDOM — 13.0%
Abbey National Treasury Services PLC:
0.88%, 1/13/2020	EUR	300,000	364,518
1.75%, 1/15/2018	EUR	200,000	250,634
2.00%, 1/14/2019	EUR	300,000	382,469
Barclays Bank PLC:
2.13%, 2/24/2021	EUR	300,000	392,183
2.25%, 6/10/2024	EUR	300,000	396,759
4.00%, 1/20/2017	EUR	650,000	845,811
4.13%, 3/15/2016	EUR	300,000	379,758
4.88%, 8/13/2019	EUR	300,000	435,668
Barclays PLC 1.50%, 4/1/2022	EUR	400,000	487,977
BAT International Finance PLC 5.38%, 6/29/2017	EUR	400,000	543,821
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	300,000	395,782
5.00%, 11/4/2036	GBP	200,000	366,366
5.13%, 12/1/2025	GBP	250,000	460,256
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	300,000	370,713
2.18%, 9/28/2021	EUR	300,000	388,320
2.97%, 2/27/2026	EUR	500,000	679,402
2.99%, 2/18/2019	EUR	400,000	529,448
3.83%, 10/6/2017	EUR	350,000	462,180
4.33%, 12/10/2018	GBP	200,000	340,726
British Telecommunications PLC:
1.13%, 6/10/2019	EUR	200,000	246,024
8.50%, 12/7/2016	GBP	150,000	264,560
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	342,620
7.00%, 9/19/2033	GBP	200,000	446,961
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	800,000	1,038,069
4.75%, 8/5/2019	EUR	750,000	1,074,034
5.13%, 9/18/2017	EUR	700,000	955,202
Diageo Finance PLC 1.13%, 5/20/2019	EUR	200,000	248,614
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	400,000	487,467
1.38%, 12/2/2024	EUR	300,000	371,558
4.25%, 12/18/2045	GBP	200,000	347,055
5.25%, 12/19/2033	GBP	300,000	590,823
5.25%, 4/10/2042	GBP	250,000	498,964
5.63%, 12/13/2017	EUR	350,000	489,362
6.38%, 3/9/2039	GBP	200,000	453,355
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	300,000	391,942
3.75%, 11/30/2016	EUR	550,000	710,282
3.88%, 10/24/2018	EUR	200,000	274,121
4.00%, 1/15/2021	EUR	500,000	725,945
Imperial Tobacco Finance PLC:
2.25%, 2/26/2021	EUR	300,000	385,297
8.38%, 2/17/2016	EUR	400,000	526,791
9.00%, 2/17/2022	GBP	250,000	534,882
Lloyds Bank PLC:
1.00%, 11/19/2021	EUR	200,000	244,740
1.88%, 10/10/2018	EUR	300,000	381,439
4.63%, 2/2/2017	EUR	400,000	526,651
5.38%, 9/3/2019	EUR	300,000	444,510
6.38%, 6/17/2016	EUR	400,000	526,326
6.50%, 9/17/2040	GBP	300,000	672,478
Nationwide Building Society:
3.13%, 4/3/2017	EUR	200,000	256,751
5.63%, 9/9/2019	GBP	250,000	453,034

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

Royal Bank of Scotland Group PLC 1.63%, 6/25/2019	EUR	300,000	$370,437
Sky PLC:
1.50%, 9/15/2021	EUR	100,000	123,095
2.50%, 9/15/2026	EUR	600,000	767,203
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	400,000	500,818
1.63%, 6/13/2021	EUR	200,000	248,254
1.75%, 10/29/2017	EUR	500,000	625,615
3.63%, 12/15/2015	EUR	300,000	374,357
3.88%, 10/20/2016	EUR	500,000	642,483
4.13%, 1/18/2019	EUR	100,000	137,417
4.38%, 1/18/2038	GBP	100,000	162,360
Tesco Corp. 1.38%, 7/1/2019	EUR	400,000	461,095
Tesco PLC:
5.88%, 9/12/2016	EUR	250,000	324,146
6.13%, 2/24/2022	GBP	250,000	425,198
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	250,000	466,835
The Royal Bank of Scotland Group PLC 1.50%, 11/28/2016	EUR	200,000	246,047
The Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	350,000	461,441
5.38%, 9/30/2019	EUR	700,000	1,029,037
5.50%, 3/23/2020	EUR	300,000	449,898
7.50%, 4/29/2024	GBP	200,000	427,332
Vodafone Group PLC:
1.00%, 9/11/2020	EUR	500,000	609,225
1.88%, 9/11/2025	EUR	300,000	372,563
4.65%, 1/20/2022	EUR	500,000	745,318
6.25%, 1/15/2016	EUR	100,000	128,381
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	200,000	363,423
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	200,000	392,372

			34,236,998

UNITED STATES — 20.3%
Amgen, Inc. 4.00%, 9/13/2029	GBP	200,000	327,549
Apple, Inc.:
1.00%, 11/10/2022	EUR	400,000	490,054
1.63%, 11/10/2026	EUR	300,000	370,587
AT&T, Inc.:
1.88%, 12/4/2020	EUR	300,000	383,093
2.40%, 3/15/2024	EUR	600,000	783,066
2.50%, 3/15/2023	EUR	300,000	395,970
2.65%, 12/17/2021	EUR	400,000	532,930
3.50%, 12/17/2025	EUR	300,000	425,592
3.55%, 12/17/2032	EUR	600,000	848,211
4.25%, 6/1/2043	GBP	200,000	313,034
4.88%, 6/1/2044	GBP	300,000	519,033
5.88%, 4/28/2017	GBP	100,000	171,236
5.88%, 4/28/2017	GBP	150,000	256,854
7.00%, 4/30/2040	GBP	300,000	672,882
Bank of America Corp.:
1.38%, 9/10/2021	EUR	400,000	493,008
1.88%, 1/10/2019	EUR	400,000	506,752
2.38%, 6/19/2024	EUR	500,000	650,995
2.50%, 7/27/2020	EUR	350,000	460,296
4.63%, 8/7/2017	EUR	300,000	401,417
4.75%, 4/3/2017	EUR	450,000	596,443
6.13%, 9/15/2021	GBP	200,000	377,563
7.00%, 6/15/2016	EUR	400,000	530,349
7.00%, 7/31/2028	GBP	400,000	866,959
7.75%, 4/30/2018	GBP	300,000	553,370
BMW US Capital LLC 1.00%, 7/18/2017	EUR	300,000	369,620
Citigroup, Inc.:
2.13%, 9/10/2026	EUR	600,000	756,547
2.38%, 5/22/2024	EUR	400,000	523,190
4.38%, 1/30/2017	EUR	200,000	261,917
5.00%, 8/2/2019	EUR	750,000	1,078,917
7.38%, 9/4/2019	EUR	600,000	943,930
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	200,000	331,234
GE Capital European Funding 1.63%, 3/15/2018	EUR	300,000	376,795
Heathrow Funding, Ltd.:
4.63%, 10/31/2048	GBP	300,000	513,662
5.23%, 2/15/2023	GBP	150,000	272,372
5.88%, 5/31/2043	GBP	200,000	406,852
6.45%, 12/10/2031	GBP	250,000	520,547
6.75%, 12/3/2026	GBP	150,000	314,908
HSBC Finance Corp.:
4.88%, 5/30/2017	EUR	100,000	133,492
4.88%, 5/30/2017	EUR	200,000	266,985
International Business Machines Corp.:
1.25%, 5/26/2023 (b)	EUR	200,000	242,676
1.38%, 11/19/2019	EUR	100,000	126,192
1.38%, 11/19/2019	EUR	200,000	252,384
1.88%, 11/6/2020	EUR	600,000	776,736
2.75%, 12/21/2020	GBP	200,000	323,643
2.88%, 11/7/2025	EUR	300,000	419,320
Johnson & Johnson:
4.75%, 11/6/2019	EUR	200,000	291,925
4.75%, 11/6/2019	EUR	150,000	218,943
JPMorgan Chase & Co.:
1.38%, 9/16/2021	EUR	500,000	621,372
1.88%, 11/21/2019	EUR	300,000	385,359
2.63%, 4/23/2021	EUR	600,000	802,170
2.75%, 8/24/2022	EUR	400,000	544,827
2.75%, 2/1/2023	EUR	400,000	545,917
3.00%, 2/19/2026	EUR	300,000	420,955
3.75%, 6/15/2016	EUR	100,000	126,990
3.88%, 9/23/2020	EUR	400,000	569,251
Merck & Co, Inc. 1.88%, 10/15/2026	EUR	500,000	633,976
Microsoft Corp.:
2.13%, 12/6/2021	EUR	600,000	793,410

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

3.13%, 12/6/2028	EUR	400,000	$582,721
Mondelez International, Inc. 2.38%, 1/26/2021	EUR	400,000	521,388
Morgan Stanley:
1.88%, 3/30/2023	EUR	200,000	250,511
2.25%, 3/12/2018	EUR	400,000	507,936
2.38%, 3/31/2021	EUR	500,000	649,870
3.75%, 9/21/2017	EUR	300,000	393,838
4.38%, 10/12/2016	EUR	400,000	517,420
4.50%, 2/23/2016	EUR	450,000	569,466
5.38%, 8/10/2020	EUR	500,000	746,259
5.50%, 10/2/2017	EUR	300,000	411,302
Oracle Corp. 2.25%, 1/10/2021	EUR	400,000	527,553
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	600,000	772,890
5.75%, 6/3/2021	EUR	550,000	870,223
6.50%, 6/3/2038	GBP	400,000	912,951
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	400,000	509,944
2.88%, 3/3/2026	EUR	200,000	274,861
Roche Holdings, Inc.:
5.63%, 3/4/2016	EUR	500,000	643,602
6.50%, 3/4/2021	EUR	550,000	902,250
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	250,000	319,653
The Coca-cola Co. 1.88%, 9/22/2026	EUR	300,000	382,091
The Goldman Sachs Group, Inc.:
2.13%, 9/30/2024	EUR	100,000	126,230
2.50%, 10/18/2021	EUR	300,000	393,473
2.63%, 8/19/2020	EUR	400,000	526,612
3.25%, 2/1/2023	EUR	200,000	275,559
4.25%, 1/29/2026	GBP	100,000	168,662
4.38%, 3/16/2017	EUR	450,000	590,497
4.50%, 5/9/2016	EUR	500,000	638,091
4.50%, 1/30/2017	EUR	300,000	392,994
5.13%, 10/23/2019	EUR	400,000	579,453
6.38%, 5/2/2018	EUR	350,000	502,530
The Priceline Group, Inc. 2.38%, 9/23/2024	EUR	300,000	384,720
The Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	300,000	395,466
4.88%, 5/11/2027	EUR	200,000	339,634
5.13%, 10/24/2017	EUR	350,000	481,718
Toyota Motor Credit Corp.:
1.00%, 9/10/2021	EUR	400,000	493,853
1.25%, 8/1/2017	EUR	100,000	124,171
1.80%, 7/23/2020	EUR	300,000	387,148
6.63%, 2/3/2016	EUR	400,000	517,592
Verizon Communications, Inc.:
1.63%, 3/1/2024	EUR	400,000	490,511
2.38%, 2/17/2022	EUR	500,000	659,197
2.63%, 12/1/2031	EUR	200,000	248,895
3.25%, 2/17/2026	EUR	300,000	419,609
3.25%, 2/17/2026	EUR	100,000	139,870
4.07%, 6/18/2024	GBP	200,000	339,732
4.75%, 2/17/2034	GBP	200,000	353,455
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	200,000	347,625
4.88%, 1/19/2039	GBP	350,000	677,577
5.25%, 9/28/2035	GBP	250,000	500,406
5.63%, 3/27/2034	GBP	350,000	733,364
Wells Fargo & Co.:
2.13%, 6/4/2024	EUR	200,000	261,237
2.25%, 9/3/2020	EUR	300,000	394,076
2.25%, 5/2/2023	EUR	500,000	661,902
2.63%, 8/16/2022	EUR	450,000	611,182
4.13%, 11/3/2016	EUR	50,000	64,778
4.13%, 11/3/2016	EUR	350,000	453,444
4.63%, 11/2/2035	GBP	300,000	543,670

			53,579,919

TOTAL CORPORATE BONDS & NOTES —
(Cost $268,143,903)			258,034,749

	Shares
SHORT TERM INVESTMENTS — 0.1%
MONEY MARKET FUNDS — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		312,210	312,210
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)		94,614	94,614

TOTAL SHORT TERM INVESTMENT — (f)
(Cost $406,824)			406,824

TOTAL INVESTMENTS — 97.8% (g)
(Cost $268,550,727)			258,441,573
OTHER ASSETS & LIABILITIES — 2.2%			5,744,467

NET ASSETS — 100.0%			$264,186,040

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

At December 31, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

1/6/2015	40,000,000	JPY	271,370	EUR	$(5,251)	UBS AG London
1/6/2015	175,000,000	JPY	1,199,909	EUR	(7,646)	Barclays Bank PLC Wholesale
1/6/2015	1,464,227	EUR	215,000,000	JPY	21,430	Barclays Bank PLC Wholesale
2/4/2015	1,200,035	EUR	175,000,000	JPY	7,423	Barclays Bank PLC Wholesale

					$15,956

PLC = Public Limited Company

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.0%
BRAZIL — 12.3%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 1/1/2016 (a)	BRL	6,960,000	$2,317,603
Zero Coupon, 4/1/2016 (a)	BRL	2,550,000	823,864
Zero Coupon, 7/1/2016 (a)	BRL	4,140,000	1,296,747
Zero Coupon, 10/1/2016 (a)	BRL	1,400,000	425,005
Zero Coupon, 1/1/2017 (a)	BRL	4,250,000	1,253,772
Zero Coupon, 7/1/2017 (a)	BRL	2,100,000	583,789
Zero Coupon, 1/1/2018 (a)	BRL	3,400,000	892,837
Zero Coupon, 7/1/2018 (a)	BRL	2,750,000	680,742
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2017	BRL	4,340,000	1,555,162
10.00%, 1/1/2018	BRL	1,540,000	542,833
10.00%, 1/1/2019	BRL	650,000	225,898
10.00%, 1/1/2021	BRL	3,430,000	1,165,484
10.00%, 1/1/2023	BRL	3,580,000	1,194,235
10.00%, 1/1/2025	BRL	1,750,000	576,461
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	120,806
10.25%, 1/10/2028	BRL	250,000	94,425
12.50%, 1/5/2016	BRL	250,000	94,754

			13,844,417

CHILE — 1.6%
Bonos del Banco Central de Chile en Pesos:
6.00%, 2/1/2016	CLP	80,000,000	135,944
6.00%, 8/1/2016	CLP	130,000,000	223,914
6.00%, 1/1/2017	CLP	25,000,000	43,481
6.00%, 6/1/2017	CLP	55,000,000	96,430
6.00%, 3/1/2018	CLP	80,000,000	142,553
6.00%, 6/1/2018	CLP	120,000,000	215,303
6.00%, 2/1/2021	CLP	235,000,000	428,234
6.00%, 3/1/2022	CLP	50,000,000	91,449
6.00%, 3/1/2023	CLP	130,000,000	239,014
Chile Government International Bond:
5.50%, 8/5/2020	CLP	47,000,000	81,407
5.50%, 8/5/2020	CLP	95,000,000	164,546

			1,862,275

COLOMBIA — 4.3%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	88,000,000	32,445
7.75%, 4/14/2021	COP	220,000,000	99,609
9.85%, 6/28/2027	COP	95,000,000	50,144
9.85%, 6/28/2027 (b)	COP	20,000,000	10,557
Colombian TES:
5.00%, 11/21/2018	COP	1,000,000,000	407,827
6.00%, 4/28/2028	COP	1,000,000,000	365,117
7.00%, 9/11/2019	COP	1,500,000,000	656,743
7.00%, 5/4/2022	COP	1,500,000,000	634,336
7.25%, 6/15/2016	COP	1,750,000,000	757,805
7.50%, 8/26/2026	COP	1,000,000,000	420,745
10.00%, 7/24/2024	COP	1,000,000,000	501,620
11.00%, 7/24/2020	COP	1,000,000,000	510,877
11.25%, 10/24/2018	COP	710,000,000	351,639

			4,799,464

CZECH REPUBLIC — 3.7%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	3,500,000	153,680
0.85%, 3/17/2018	CZK	200,000	8,913
1.50%, 10/29/2019	CZK	8,400,000	389,111
2.40%, 9/17/2025	CZK	2,000,000	102,199
2.50%, 8/25/2028	CZK	1,000,000	50,808
3.75%, 9/12/2020	CZK	6,400,000	335,061
3.85%, 9/29/2021	CZK	7,200,000	389,316
4.00%, 4/11/2017	CZK	7,200,000	341,627
4.20%, 12/4/2036	CZK	4,800,000	295,515
4.60%, 8/18/2018	CZK	6,800,000	344,118
4.70%, 9/12/2022	CZK	9,200,000	532,543
5.00%, 4/11/2019	CZK	8,100,000	425,476
5.70%, 5/25/2024	CZK	11,000,000	709,832
6.95%, 1/26/2016	CZK	2,700,000	126,550

			4,204,749

HUNGARY — 3.3%
Hungary Government Bond:
4.00%, 4/25/2018	HUF	105,000,000	416,093
5.50%, 2/12/2016	HUF	93,000,000	371,851
5.50%, 12/22/2016	HUF	65,000,000	265,991
5.50%, 12/20/2018	HUF	47,000,000	197,148
5.50%, 6/24/2025	HUF	70,000,000	309,198
6.00%, 11/24/2023	HUF	92,000,000	417,798
6.50%, 6/24/2019	HUF	127,000,000	556,058
6.75%, 2/24/2017	HUF	50,000,000	209,646
6.75%, 11/24/2017	HUF	47,000,000	201,201
7.00%, 6/24/2022	HUF	89,000,000	418,772
7.50%, 11/12/2020	HUF	71,200,000	333,244

			3,697,000

INDONESIA — 4.6%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	2,000,000,000	149,631
5.63%, 5/15/2023	IDR	6,500,000,000	452,245
6.13%, 5/15/2028	IDR	11,500,000,000	769,920
6.25%, 4/15/2017	IDR	1,500,000,000	117,905
6.38%, 4/15/2042	IDR	1,700,000,000	104,320
6.63%, 5/15/2033	IDR	1,500,000,000	101,305
7.00%, 5/15/2022	IDR	1,290,000,000	99,992
7.00%, 5/15/2027	IDR	2,300,000,000	169,934
7.88%, 4/15/2019	IDR	3,500,000,000	284,366
8.25%, 7/15/2021	IDR	1,940,000,000	160,557
8.25%, 6/15/2032	IDR	5,210,000,000	421,722
8.38%, 3/15/2024	IDR	1,300,000,000	108,902

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

8.38%, 9/15/2026	IDR	500,000,000	$41,320
8.38%, 3/15/2034	IDR	3,000,000,000	244,166
9.00%, 3/15/2029	IDR	3,000,000,000	259,427
9.50%, 7/15/2031	IDR	580,000,000	51,982
9.50%, 5/15/2041	IDR	1,000,000,000	87,808
9.75%, 5/15/2037	IDR	1,250,000,000	113,040
10.00%, 7/15/2017	IDR	1,800,000,000	153,084
10.00%, 9/15/2024	IDR	1,000,000,000	90,957
10.00%, 2/15/2028	IDR	1,400,000,000	128,300
10.50%, 8/15/2030	IDR	1,600,000,000	153,411
10.75%, 5/15/2016	IDR	1,600,000,000	134,679
11.00%, 11/15/2020	IDR	3,390,000,000	312,244
11.00%, 9/15/2025	IDR	2,950,000,000	289,402
11.50%, 9/15/2019	IDR	900,000,000	83,314
12.80%, 6/15/2021	IDR	750,000,000	75,055

			5,158,988

ISRAEL — 4.7%
Israel Government Bond — Fixed:
1.25%, 10/31/2017	ILS	1,000,000	262,527
2.25%, 5/31/2019	ILS	570,000	153,337
3.75%, 3/31/2024	ILS	1,100,000	316,520
4.00%, 1/31/2018	ILS	1,500,000	422,884
4.25%, 8/31/2016	ILS	2,000,000	546,563
4.25%, 3/31/2023	ILS	1,600,000	476,352
5.00%, 1/31/2020	ILS	1,600,000	484,060
5.50%, 2/28/2017	ILS	1,750,000	497,615
5.50%, 1/31/2022	ILS	1,420,000	452,414
5.50%, 1/31/2042	ILS	850,000	287,783
6.00%, 2/28/2019	ILS	1,550,000	477,666
6.25%, 10/30/2026	ILS	1,480,000	519,816
Israel Government Bond — Shahar 6.50%, 1/31/2016	ILS	1,150,000	315,332

			5,212,869

MALAYSIA — 4.6%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	870,000	247,290
3.26%, 3/1/2018	MYR	1,610,000	452,680
3.31%, 10/31/2017	MYR	960,000	272,033
3.39%, 3/15/2017	MYR	1,750,000	497,751
3.48%, 3/15/2023	MYR	560,000	152,867
3.49%, 3/31/2020	MYR	1,800,000	503,784
3.50%, 5/31/2027	MYR	600,000	157,709
3.58%, 9/28/2018	MYR	2,000,000	566,442
3.65%, 10/31/2019	MYR	580,000	164,504
3.73%, 6/15/2028	MYR	240,000	64,093
3.84%, 4/15/2033	MYR	870,000	228,297
3.89%, 3/15/2027	MYR	600,000	164,350
4.01%, 9/15/2017	MYR	970,000	279,831
4.13%, 4/15/2032	MYR	300,000	80,246
4.16%, 7/15/2021	MYR	1,390,000	399,977
4.18%, 7/15/2024	MYR	1,200,000	344,460
4.23%, 6/30/2031	MYR	200,000	55,374
4.38%, 11/29/2019	MYR	400,000	116,771
4.39%, 4/15/2026	MYR	900,000	260,156
4.94%, 9/30/2043	MYR	300,000	87,591

			5,096,206

MEXICO — 10.2%
Mexican Bonos:
4.75%, 6/14/2018	MXN	18,900,000	1,279,394
5.00%, 6/15/2017	MXN	6,400,000	444,115
5.00%, 12/11/2019	MXN	2,300,000	155,026
6.00%, 6/18/2015	MXN	2,500,000	171,859
6.25%, 6/16/2016	MXN	11,000,000	774,175
6.50%, 6/10/2021	MXN	7,800,000	555,751
6.50%, 6/9/2022	MXN	7,300,000	519,268
7.25%, 12/15/2016	MXN	9,300,000	673,005
7.50%, 6/3/2027	MXN	11,420,000	864,606
7.75%, 12/14/2017	MXN	12,000,000	889,116
7.75%, 5/29/2031	MXN	10,200,000	785,972
7.75%, 11/23/2034	MXN	3,000,000	232,923
7.75%, 11/13/2042	MXN	9,300,000	726,368
8.00%, 6/11/2020	MXN	5,700,000	435,252
8.00%, 12/7/2023	MXN	4,400,000	343,072
8.50%, 12/13/2018	MXN	5,000,000	382,235
8.50%, 5/31/2029	MXN	6,850,000	561,553
8.50%, 11/18/2038	MXN	4,500,000	377,496
10.00%, 12/5/2024	MXN	8,900,000	790,866
10.00%, 11/20/2036	MXN	5,300,000	503,747

			11,465,799

NIGERIA — 2.2%
Nigeria Government Bond:
7.00%, 10/23/2019	NGN	55,000,000	216,844
10.00%, 7/23/2030 (c)	NGN	150,000,000	581,967
10.70%, 5/30/2018	NGN	63,440,000	305,171
13.05%, 8/16/2016	NGN	20,000,000	105,847
14.20%, 3/14/2024	NGN	49,000,000	255,710
15.10%, 4/27/2017	NGN	100,000,000	544,536
16.39%, 1/27/2022	NGN	74,000,000	421,355

			2,431,430

PERU — 2.1%
Peru Government Bond 6.95%, 8/12/2031	PEN	1,020,000	363,564
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	710,000	234,756
5.70%, 8/12/2024	PEN	700,000	235,160
6.85%, 2/12/2042	PEN	880,000	298,173
6.90%, 8/12/2037	PEN	400,000	139,558
6.90%, 8/12/2037	PEN	350,000	122,113
7.84%, 8/12/2020	PEN	1,695,000	651,183
8.20%, 8/12/2026	PEN	620,000	249,681
8.60%, 8/12/2017	PEN	230,000	85,910

			2,380,098

PHILIPPINES — 4.5%
Philippine Government Bond:
1.63%, 4/25/2016	PHP	11,000,000	243,308
3.88%, 11/22/2019	PHP	28,160,000	644,881
4.00%, 12/6/2022	PHP	12,000,000	270,581
4.13%, 8/20/2024	PHP	17,000,000	388,138
5.00%, 8/18/2018	PHP	7,900,000	185,851
5.75%, 11/24/2021	PHP	2,800,000	71,021

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

5.88%, 1/31/2018	PHP	3,400,000	$81,886
5.88%, 12/16/2020	PHP	7,950,000	198,628
6.13%, 10/24/2037	PHP	12,500,000	340,559
6.38%, 1/19/2022	PHP	6,900,000	177,793
7.00%, 1/27/2016	PHP	9,300,000	217,537
7.00%, 3/31/2017	PHP	6,000,000	145,661
7.75%, 8/23/2017	PHP	5,000,000	125,094
7.88%, 2/19/2019	PHP	1,000,000	26,051
8.00%, 7/19/2031	PHP	24,387,338	795,049
8.13%, 12/16/2035	PHP	21,600,000	701,332
9.13%, 9/4/2016	PHP	8,700,000	215,867
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	251,271

			5,080,508

POLAND — 6.4%
Poland Government Bond:
Zero Coupon, 1/25/2016 (a)	PLN	1,950,000	538,816
Zero Coupon, 7/25/2016 (a)	PLN	200,000	54,748
2.50%, 7/25/2018	PLN	2,430,000	695,094
3.25%, 7/25/2019	PLN	800,000	236,024
3.25%, 7/25/2025	PLN	1,100,000	330,563
3.75%, 4/25/2018	PLN	1,850,000	549,583
4.00%, 10/25/2023	PLN	1,900,000	602,362
4.75%, 10/25/2016	PLN	1,000,000	296,134
4.75%, 4/25/2017	PLN	2,150,000	644,274
5.00%, 4/25/2016	PLN	1,700,000	498,131
5.25%, 10/25/2017	PLN	1,500,000	460,275
5.25%, 10/25/2020	PLN	1,290,000	422,192
5.50%, 10/25/2019	PLN	1,750,000	567,223
5.75%, 10/25/2021	PLN	1,200,000	410,304
5.75%, 9/23/2022	PLN	1,800,000	627,618
5.75%, 4/25/2029	PLN	630,000	241,074

			7,174,415

ROMANIA — 2.5%
Romania Government Bond:
3.25%, 1/17/2018	RON	1,000,000	277,186
4.75%, 8/29/2016	RON	980,000	276,125
4.75%, 6/24/2019	RON	900,000	262,797
4.75%, 2/24/2025	RON	500,000	146,963
5.60%, 11/28/2018	RON	1,100,000	330,841
5.75%, 1/27/2016	RON	600,000	168,729
5.75%, 4/29/2020	RON	580,000	178,013
5.80%, 7/26/2027	RON	250,000	78,893
5.85%, 4/26/2023	RON	800,000	250,366
5.90%, 7/26/2017	RON	1,020,000	299,513
5.95%, 6/11/2021	RON	400,000	124,462
6.00%, 4/30/2016 (c)	RON	1,550,000	441,878

			2,835,766

RUSSIA — 2.0%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	29,000,000	379,417
6.40%, 5/27/2020	RUB	11,000,000	127,417
6.70%, 5/15/2019	RUB	8,700,000	107,880
6.80%, 12/11/2019	RUB	7,900,000	95,458
6.90%, 8/3/2016	RUB	3,800,000	56,208
7.00%, 1/25/2023	RUB	4,600,000	51,558
7.00%, 8/16/2023	RUB	27,000,000	301,500
7.05%, 1/19/2028	RUB	20,200,000	211,258
7.35%, 1/20/2016	RUB	1,200,000	18,700
7.40%, 6/14/2017	RUB	7,620,000	106,680
7.50%, 3/15/2018	RUB	17,500,000	236,250
7.50%, 2/27/2019	RUB	13,000,000	166,833
7.60%, 4/14/2021	RUB	13,300,000	157,938
7.60%, 7/20/2022	RUB	8,000,000	92,667
8.15%, 2/3/2027	RUB	9,000,000	106,125
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	5,000,000	67,910

			2,283,799

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	8,500,000	569,754
6.50%, 2/28/2041	ZAR	8,300,000	558,434
6.75%, 3/31/2021 (c)	ZAR	6,300,000	521,263
7.00%, 2/28/2031	ZAR	4,700,000	354,470
7.25%, 1/15/2020	ZAR	4,150,000	354,887
7.75%, 2/28/2023 (c)	ZAR	3,650,000	313,928
8.00%, 12/21/2018	ZAR	5,100,000	451,691
8.00%, 1/31/2030	ZAR	1,700,000	142,579
8.25%, 9/15/2017	ZAR	6,000,000	534,950
8.75%, 2/28/2048	ZAR	2,400,000	207,958
10.50%, 12/21/2026	ZAR	9,900,000	1,029,053
13.50%, 9/15/2016	ZAR	1	—

			5,038,967

SOUTH KOREA — 13.0%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	2,064,000,000	1,889,333
2.75%, 6/10/2016	KRW	790,000,000	725,202
2.75%, 6/10/2017	KRW	730,000,000	674,277
2.75%, 9/10/2017	KRW	1,330,000,000	1,229,574
2.75%, 3/10/2018	KRW	729,000,000	675,262
3.00%, 12/10/2016	KRW	750,000,000	693,809
3.00%, 3/10/2023	KRW	580,000,000	545,809
3.00%, 9/10/2024	KRW	400,000,000	376,373
3.00%, 12/10/2042	KRW	645,000,000	598,618
3.13%, 3/10/2019	KRW	430,000,000	404,840
3.25%, 9/10/2018	KRW	200,000,000	188,659
3.38%, 9/10/2023	KRW	330,000,000	319,067
3.50%, 9/10/2016	KRW	450,000,000	418,920
3.50%, 3/10/2017	KRW	190,000,000	177,946
3.50%, 3/10/2024	KRW	530,000,000	518,416
3.75%, 6/10/2022	KRW	450,000,000	444,357
3.75%, 12/10/2033	KRW	300,000,000	310,966
4.00%, 3/10/2016	KRW	525,000,000	488,223
4.00%, 12/10/2031	KRW	345,000,000	364,985
4.25%, 6/10/2021	KRW	1,167,000,000	1,176,693
4.75%, 12/10/2030	KRW	870,000,000	992,611
5.00%, 6/10/2020	KRW	500,000,000	516,305
5.50%, 12/10/2029	KRW	280,000,000	340,155

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

5.75%, 9/10/2018	KRW	470,000,000	$480,900

			14,551,300

THAILAND — 6.2%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	367,112
3.13%, 12/11/2015	THB	5,650,000	173,469
3.25%, 6/16/2017	THB	21,000,000	654,987
3.45%, 3/8/2019	THB	17,500,000	553,076
3.58%, 12/17/2027	THB	8,850,000	281,314
3.63%, 6/16/2023	THB	28,910,000	942,012
3.65%, 12/17/2021	THB	20,700,000	671,054
3.65%, 6/20/2031	THB	10,700,000	335,485
3.78%, 6/25/2032	THB	9,700,000	305,600
3.80%, 6/14/2041	THB	17,000,000	519,844
3.85%, 12/12/2025	THB	7,000,000	233,777
3.88%, 6/13/2019	THB	21,500,000	694,400
4.13%, 11/18/2016	THB	8,000,000	252,201
4.68%, 6/29/2044	THB	10,000,000	350,872
4.85%, 6/17/2061	THB	2,000,000	71,213
4.88%, 6/22/2029	THB	10,500,000	378,302
5.13%, 3/13/2018	THB	6,000,000	197,721
5.40%, 7/27/2016	THB	1,100,000	35,116

			7,017,555

TURKEY — 4.4%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	890,000	365,765
7.10%, 3/8/2023	TRY	950,000	387,274
8.20%, 7/13/2016	TRY	900,000	386,911
8.50%, 7/10/2019	TRY	900,000	394,995
8.50%, 9/14/2022	TRY	700,000	309,614
8.80%, 11/14/2018	TRY	1,200,000	530,767
8.80%, 9/27/2023	TRY	800,000	362,058
9.00%, 1/27/2016	TRY	510,000	219,904
9.00%, 3/8/2017	TRY	1,600,000	700,845
9.00%, 7/24/2024	TRY	600,000	276,933
9.50%, 1/12/2022	TRY	900,000	418,094
10.40%, 3/20/2024	TRY	300,000	149,632
10.50%, 1/15/2020	TRY	970,000	460,156

			4,962,948

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $121,142,200)			109,098,555

	Shares
SHORT TERM INVESTMENTS — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)		8,302,545	8,302,545
State Street Navigator Securities Lending Prime Portfolio (e)(f)		6,000	6,000

TOTAL SHORT TERM INVESTMENT — (g)
(Cost $8,308,545)			8,308,545

TOTAL INVESTMENTS — 104.3% (h)
(Cost $129,450,745)			117,407,100
OTHER ASSETS & LIABILITIES — (4.3)%			(4,578,734)

NET ASSETS — 100.0%			$112,828,366

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Investments of cash collateral for securities loaned
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

At December 31, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

UBS AG London	RUB	27,400,000	USD	456,667	01/12/2015	(140,147)
UBS AG London	KRW	270,000,000	USD	245,462	02/06/2015	8
JPMorgan Chase Bank NA London	NGN	31,400,000	USD	163,401	02/06/2015	1,545
UBS AG London	PHP	14,700,000	USD	328,129	02/06/2015	(362)
UBS AG London	RUB	27,400,000	USD	450,161	02/06/2015	65,816
UBS AG London	RUB	9,600,000	USD	157,721	02/06/2015	(6,102)

						(79,242)

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Forward Foreign Currency Contracts to Sell:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

UBS AG London	USD	(27,400,000)	RUB	(456,667)	01/12/2015	(65,238)
UBS AG London	USD	(750,000,000)	KRW	(681,838)	02/06/2015	5,384
UBS AG London	USD	(14,700,000)	PHP	(328,129)	02/06/2015	(662)

						(60,516)

						(139,758)

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.2%
ARGENTINA — 0.2%
Pan American Energy LLC/Argentine Branch 7.88%, 5/7/2021		50,000	$50,750

AUSTRALIA — 1.2%
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/1/2019 (a)		200,000	182,000
Origin Energy Finance, Ltd. 4.00%, 9/16/2074 (b)	EUR	100,000	110,877

			292,877

AUSTRIA — 1.1%
JBS Investments GmbH 7.75%, 10/28/2020		200,000	207,100
OAS Investments GmbH 8.25%, 10/19/2019		200,000	68,000

			275,100

BRAZIL — 1.2%
Oi SA 5.75%, 2/10/2022		200,000	183,000
Telemar Norte Leste SA 5.13%, 12/15/2017	EUR	100,000	125,603

			308,603

CANADA — 6.3%
1011778 BC ULC/New Red Finance, Inc. 6.00%, 4/1/2022 (a)		100,000	102,500
Baytex Energy Corp. 5.13%, 6/1/2021 (a)		50,000	42,500
Bombardier, Inc.:
5.75%, 3/15/2022 (a)		100,000	101,250
6.00%, 10/15/2022 (a)		100,000	101,000
7.50%, 3/15/2018 (a)		100,000	109,000
Brookfield Residential Properties, Inc. 6.13%, 7/1/2022 (a)		100,000	104,000
Cascades, Inc. 5.50%, 7/15/2022 (a)		100,000	99,500
First Quantum Minerals, Ltd. 7.25%, 5/15/2022 (a)		200,000	180,000
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)		30,000	29,925
HudBay Minerals, Inc. 9.50%, 10/1/2020		50,000	48,500
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)		50,000	35,000
MEG Energy Corp. 7.00%, 3/31/2024 (a)		100,000	90,500
Novelis, Inc. 8.75%, 12/15/2020		150,000	159,000
Pacific Rubiales Energy Corp. 5.38%, 1/26/2019		100,000	86,150
Precision Drilling Corp. 5.25%, 11/15/2024 (a)		100,000	82,000
Quebecor Media, Inc. 5.75%, 1/15/2023		100,000	102,250
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)		50,000	48,000
Tervita Corp. 8.00%, 11/15/2018 (a)		100,000	85,500

			1,606,575

CAYMAN ISLANDS — 1.9%
UPCB Finance II, Ltd. 6.38%, 7/1/2020	EUR	100,000	126,753
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)(c)		150,000	157,500
Wynn Macau, Ltd. 5.25%, 10/15/2021 (a)		200,000	188,000

			472,253

CHINA — 1.2%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)		100,000	97,000
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)		200,000	212,102

			309,102

COLOMBIA — 0.6%
Bancolombia SA 5.13%, 9/11/2022		150,000	148,687

CZECH REPUBLIC — 0.5%
CE Energy AS 7.00%, 2/1/2021	EUR	100,000	120,702

DENMARK — 0.2%
Danske Bank A/S 4.88%, 5/29/2049 (b)	EUR	50,000	62,951

DOMINICAN REPUBLIC — 0.8%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019		200,000	193,000

FINLAND — 0.5%
Nokia Oyj:
6.63%, 5/15/2039 (c)		50,000	55,250
6.75%, 2/4/2019	EUR	50,000	72,298

			127,548

FRANCE — 11.6%
BNP Paribas SA:
4.73%, 4/29/2049 (b)	EUR	50,000	62,015
5.02%, 4/29/2049 (b)	EUR	50,000	63,225
7.20%, 6/29/2049 (a)(b)		100,000	115,875
BPCE SA 12.50%, 9/29/2049 (b)	EUR	50,000	82,888
Casino Guichard Perracho SA 4.87%, 1/31/2049 (b)	EUR	100,000	124,305
Credit Agricole SA:
6.64%, 5/29/2049 (a)(b)		100,000	104,593
8.20%, 3/29/2049 (b)	EUR	50,000	71,272
Groupama SA:
6.30%, 10/29/2049 (b)	EUR	50,000	61,531
7.88%, 10/27/2039 (b)	EUR	50,000	67,158
Italcementi Finance SA 6.13%, 2/21/2018	EUR	100,000	134,342
Labco SA 8.50%, 1/15/2018	EUR	100,000	125,845
Lafarge SA:
4.75%, 9/30/2020	EUR	100,000	142,937

See accompanying notes to financial statements.

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

6.63%, 11/29/2018	EUR	50,000	$70,636
6.75%, 12/16/2019	EUR	50,000	73,480
8.88%, 11/24/2016	EUR	100,000	138,246
Numericable-SFR:
4.88%, 5/15/2019 (a)		200,000	198,250
5.63%, 5/15/2024	EUR	100,000	125,240
6.25%, 5/15/2024 (a)		200,000	201,500
Peugeot SA:
5.63%, 7/11/2017	EUR	100,000	131,662
6.50%, 1/18/2019	EUR	100,000	140,066
Renault SA 3.63%, 9/19/2018	EUR	150,000	197,248
Rexel SA 5.13%, 6/15/2020	EUR	100,000	129,766
Societe Generale SA:
5.92%, 12/31/2049 (a)(b)		100,000	103,688
8.88%, 6/29/2049 (b)	GBP	50,000	86,928
9.38%, 9/29/2049 (b)	EUR	50,000	73,964
Veolia Environnement SA 4.45%, 1/29/2049 (b)	EUR	100,000	124,938

			2,951,598

GERMANY — 5.1%
Commerzbank AG:
7.75%, 3/16/2021	EUR	100,000	147,929
8.13%, 9/19/2023 (a)		200,000	229,970
Deutsche Lufthansa AG 6.50%, 7/7/2016	EUR	50,000	65,820
K+S AG 4.13%, 12/6/2021	EUR	100,000	138,742
ThyssenKrupp AG:
4.00%, 8/27/2018	EUR	100,000	130,207
4.38%, 2/28/2017	EUR	100,000	128,513
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 9/15/2022	EUR	100,000	129,177
5.75%, 1/15/2023	EUR	100,000	130,901
Unitymedia KabelBW GmbH 6.13%, 1/15/2025 (a)		200,000	206,500

			1,307,759

HUNGARY — 0.5%
Mol Hungarian Oil & Gas PLC 5.88%, 4/20/2017	EUR	100,000	127,924

INDIA — 0.6%
ICICI Bank, Ltd. 6.38%, 4/30/2022 (b)		150,000	154,125

IRELAND — 4.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust (Class A) 4.50%, 5/15/2021 (a)(c)		150,000	151,875
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.50%, 9/26/2019		200,000	168,760
Allied Irish Banks PLC 2.88%, 11/28/2016	EUR	100,000	124,550
Ardagh Packaging Finance PLC 9.25%, 10/15/2020	EUR	100,000	127,660
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 6/30/2021 (a)		200,000	191,000
Bank of Ireland 2.00%, 5/8/2017	EUR	100,000	123,150
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020		200,000	151,764
Smurfit Kappa Acquisitions 3.25%, 6/1/2021	EUR	100,000	126,269
UT2 Funding PLC 5.32%, 6/30/2016	EUR	50,000	61,471

			1,226,499

ISRAEL — 0.4%
B Communications, Ltd. 7.38%, 2/15/2021 (a)		100,000	105,750

ITALY — 8.2%
Astaldi SpA 7.13%, 12/1/2020	EUR	100,000	123,595
Banca Monte dei Paschi di Siena SpA 3.63%, 4/1/2019	EUR	100,000	122,559
Banca Popolare di Milano Scarl 4.25%, 1/30/2019	EUR	100,000	129,398
Banco Popolare SC:
3.50%, 3/14/2019	EUR	100,000	126,156
6.00%, 11/5/2020	EUR	50,000	64,586
Enel SpA 6.63%, 9/15/2076 (b)	GBP	100,000	163,721
Gtech Spa 8.25%, 3/31/2066 (b)	EUR	50,000	65,328
Intesa Sanpaolo SpA:
5.00%, 9/23/2019	EUR	50,000	66,400
5.15%, 7/16/2020	EUR	50,000	66,992
6.63%, 5/8/2018	EUR	50,000	66,525
6.63%, 9/13/2023	EUR	100,000	147,849
8.38%, 10/29/2049 (b)	EUR	50,000	71,393
Telecom Italia SpA:
5.25%, 2/10/2022	EUR	50,000	68,851
5.38%, 1/29/2019	EUR	100,000	135,003
7.38%, 12/15/2017	GBP	50,000	87,283
UniCredit SpA:
5.75%, 10/28/2025 (b)	EUR	100,000	130,744
6.70%, 6/5/2018	EUR	50,000	67,913
6.95%, 10/31/2022	EUR	100,000	142,193
UnipolSai SpA 5.75%, 12/31/2049 (b)	EUR	100,000	117,980
Veneto Banca SCPA 4.00%, 1/20/2017	EUR	100,000	123,047

			2,087,516

JAMAICA — 1.1%
Digicel Group Ltd. 7.13%, 4/1/2022		200,000	186,000
Digicel Ltd. 8.25%, 9/1/2017		100,000	101,250

			287,250

JAPAN — 0.8%
Softbank Corp. 4.50%, 4/15/2020 (a)		200,000	197,000

See accompanying notes to financial statements.

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

KAZAKHSTAN — 0.1%
Kazkommertsbank JSC 5.50%, 12/21/2022		50,000	$30,250

LUXEMBOURG — 16.7%
Altice SA:
7.25%, 5/15/2022	EUR	100,000	122,518
7.75%, 5/15/2022 (a)		200,000	200,375
ArcelorMittal:
3.00%, 3/25/2019	EUR	100,000	124,350
5.00%, 2/25/2017		100,000	104,000
6.75%, 2/25/2022		50,000	53,375
7.25%, 3/1/2041		50,000	50,500
7.50%, 10/15/2039		50,000	51,750
10.35%, 6/1/2019		100,000	120,750
10.63%, 6/3/2016	EUR	50,000	68,343
CHC Helicopter SA 9.25%, 10/15/2020		135,000	131,287
Cirsa Funding Luxembourg SA 8.75%, 5/15/2018	EUR	100,000	124,181
CNH Industrial Finance Europe SA 6.25%, 3/9/2018	EUR	100,000	135,444
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)		200,000	203,000
CSN Resources SA 6.50%, 7/21/2020		150,000	138,000
Evraz Group SA 7.40%, 4/24/2017		250,000	215,000
Fiat Chrysler Finance Europe:
4.75%, 3/22/2021	EUR	100,000	129,173
6.63%, 3/15/2018	EUR	100,000	134,163
6.75%, 10/14/2019	EUR	100,000	138,775
Finmeccanica Finance SA:
4.50%, 1/19/2021	EUR	100,000	130,558
5.25%, 1/21/2022	EUR	50,000	68,030
HeidelbergCement Finance Luxembourg SA:
3.25%, 10/21/2021	EUR	100,000	132,500
7.50%, 4/3/2020	EUR	50,000	78,206
INEOS Group Holdings SA 6.50%, 8/15/2018	EUR	100,000	118,797
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023		100,000	99,390
6.63%, 12/15/2022		100,000	102,750
7.25%, 4/1/2019		50,000	52,188
7.25%, 10/15/2020		100,000	105,625
Intelsat Luxembourg SA:
6.75%, 6/1/2018		50,000	51,000
8.13%, 6/1/2023		100,000	102,000
Severstal OAO Via Steel Capital SA 4.45%, 3/19/2018		250,000	215,000
Sunrise Communications Holdings SA 8.50%, 12/31/2018	EUR	100,000	125,845
Telecom Italia Capital SA:
7.18%, 6/18/2019		50,000	57,250
7.20%, 7/18/2036		50,000	53,750
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	50,000	80,214
Wind Acquisition Finance SA:
7.00%, 4/23/2021	EUR	200,000	236,633
7.38%, 4/23/2021 (a)		200,000	188,760

			4,243,480

MARSHALL ISLANDS — 0.2%
Teekay Corp. 8.50%, 1/15/2020		50,000	55,610

MEXICO — 1.4%
BBVA Bancomer SA 7.25%, 4/22/2020		150,000	165,000
Cemex SAB de CV 5.70%, 1/11/2025		200,000	194,000

			359,000

NETHERLANDS — 11.2%
EDP Finance BV:
4.13%, 1/20/2021	EUR	100,000	134,449
4.75%, 9/26/2016	EUR	50,000	64,120
5.25%, 1/14/2021 (a)		200,000	210,452
5.75%, 9/21/2017	EUR	100,000	134,846
Fresenius Finance BV:
2.88%, 7/15/2020	EUR	100,000	129,332
4.25%, 4/15/2019	EUR	50,000	67,552
HeidelbergCement Finance Luxembourg SA 8.00%, 1/31/2017	EUR	100,000	138,227
ING Groep NV 5.78%, 12/29/2049 (b)		100,000	101,500
Koninklijke KPN NV 6.13%, 3/29/2049 (b)	EUR	100,000	129,330
Marfrig Holding Europe BV 6.88%, 6/24/2019		200,000	186,000
NXP BV/NXP Funding LLC 3.75%, 6/1/2018 (a)		200,000	200,000
Portugal Telecom International Finance BV 4.63%, 5/8/2020	EUR	100,000	122,728
Schaeffler Finance BV:
3.25%, 5/15/2019	EUR	100,000	122,215
7.75%, 2/15/2017 (a)		200,000	219,000
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (c)	EUR	100,000	125,845
Sensata Technologies BV 6.50%, 5/15/2019 (a)		50,000	51,875
Telefonica Europe BV:
5.88%, 3/31/2049 (b)	EUR	100,000	130,153
6.50%, 9/29/2049 (b)	EUR	100,000	132,349
ThyssenKrupp Finance Nederland BV 8.50%, 2/25/2016	EUR	50,000	65,547
UPC Holding BV 6.75%, 3/15/2023	CHF	150,000	164,621
VimpelCom Holdings BV 6.25%, 3/1/2017		250,000	227,725

			2,857,866

PORTUGAL — 0.5%
Novo Banco SA 4.00%, 1/21/2019	EUR	100,000	117,068

SINGAPORE — 0.2%
Flextronics International, Ltd. 5.00%, 2/15/2023 (c)		50,000	51,000

See accompanying notes to financial statements.

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount		Value

SOUTH AFRICA — 0.6%
AngloGold Ashanti Holdings PLC 8.50%, 7/30/2020 (c)		150,000	$157,500

SPAIN — 1.9%
Abengoa Finance SAU 8.88%, 2/5/2018	EUR	100,000	115,620
Banco de Sabadell SA 2.50%, 12/5/2016	EUR	100,000	124,334
Bankia SA 4.00%, 5/22/2024 (b)	EUR	100,000	118,192
BPE Financiaciones SA 2.88%, 5/19/2016	EUR	100,000	123,589

			481,735

SWEDEN — 0.3%
Skandinaviska Enskilda Banken AB 7.09%, 12/29/2049 (b)(c)	EUR	50,000	68,519

SWITZERLAND — 0.3%
UBS AG 7.15%, 12/29/2049 (b)	EUR	50,000	67,657

TURKEY — 0.8%
Yapi ve Kredi Bankasi AS 5.50%, 12/6/2022		200,000	191,520

UNITED KINGDOM — 10.5%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)		200,000	193,000
Arqiva Broadcast Finance PLC 9.50%, 3/31/2020 (c)	GBP	100,000	171,128
Barclays Bank PLC:
6.86%, 9/29/2049 (a)(b)(c)		50,000	55,500
14.00%, 11/29/2049 (b)	GBP	50,000	102,326
Co-operative Group Holdings 2011 7.50%, 7/8/2026	GBP	100,000	165,470
HBOS Capital Funding LP 6.46%, 11/29/2049 (b)(c)	GBP	100,000	162,941
Ineos Finance PLC 7.50%, 5/1/2020 (a)		150,000	157,500
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)		100,000	99,000
Jaguar Land Rover Automotive PLC 8.25%, 3/15/2020	GBP	100,000	171,518
Kerling PLC 10.63%, 2/1/2017	EUR	50,000	61,132
OTE PLC 7.88%, 2/7/2018	EUR	100,000	131,918
Rexam PLC 6.75%, 6/29/2067 (b)(c)	EUR	50,000	60,502
Royal Bank of Scotland Group PLC:
3.63%, 3/25/2024 (b)	EUR	100,000	122,197
5.13%, 5/28/2024		100,000	101,719
6.10%, 6/10/2023		50,000	54,230
7.64%, 12/31/2049 (b)		100,000	105,000
The Royal Bank of Scotland PLC:
4.63%, 9/22/2021 (b)	EUR	50,000	61,991
6.93%, 4/9/2018	EUR	50,000	69,663
Vedanta Resources PLC 7.13%, 5/31/2023		200,000	184,510
Virgin Media Secured Finance PLC:
5.38%, 4/15/2021 (a)		250,000	258,125
5.50%, 1/15/2021	GBP	100,000	166,957

			2,656,327

UNITED STATES — 3.7%
Cemex Finance LLC 9.38%, 10/12/2022		200,000	223,000
Fiat Finance North America, Inc. 5.63%, 6/12/2017	EUR	100,000	128,835
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)(c)		50,000	53,375
5.88%, 1/31/2022 (a)		100,000	108,500
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)		100,000	109,000
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)		200,000	201,000
SMFG Preferred Capital USD 3, Ltd. 9.50%, 7/29/2049 (a)(b)		100,000	121,250

			944,960

TOTAL CORPORATE BONDS & NOTES —
(Cost $26,624,885)			24,696,061

	Shares
SHORT TERM INVESTMENT — 0.6%
MONEY MARKET FUND — 0.6%
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)(f) (Cost $158,775)		158,775	158,775

TOTAL INVESTMENTS — 97.8% (g)
(Cost $26,783,660)			24,854,836
OTHER ASSETS & LIABILITIES — 2.2%			548,054

NET ASSETS — 100.0%			$25,402,890

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 25.5% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security — Rate shown is rate in effect at December 31, 2014. Maturity date shown is the final maturity.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2).
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.7%
AEROSPACE & DEFENSE — 1.5%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)	$9,062,000	$8,563,590
Bombardier, Inc.:
6.00%, 10/15/2022 (a)(b)	16,520,000	16,685,200
6.13%, 1/15/2023 (a)(b)	16,696,000	17,029,920
7.75%, 3/15/2020 (a)(b)	11,908,000	12,920,180
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)(b)	3,612,000	3,431,400
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (a)	7,380,000	7,509,150
7.13%, 3/15/2021 (c)	6,229,000	6,727,320
KLX, Inc. 5.88%, 12/1/2022 (a)(b)	18,255,000	18,437,550
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (b)(c)	13,202,000	11,221,700
TransDigm, Inc.:
5.50%, 10/15/2020	6,645,000	6,495,488
6.00%, 7/15/2022	14,805,000	14,767,987
6.50%, 7/15/2024	17,775,000	17,863,875

		141,653,360

AIRLINES — 0.2%
American Airlines Group, Inc. 5.50%, 10/1/2019 (a)(b)	10,467,000	10,650,173
US Airways Group, Inc. 6.13%, 6/1/2018 (b)	12,559,000	13,092,757

		23,742,930

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	10,325,000	10,944,500
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (a)	8,895,000	8,939,475
4.25%, 11/15/2019 (a)(b)	9,310,000	9,379,825
Lear Corp. 5.25%, 1/15/2025	9,425,000	9,542,812
MPG Holdco I, Inc. 7.38%, 10/15/2022 (a)	6,760,000	6,962,800
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	17,760,000	18,514,800
Tenneco, Inc. 6.88%, 12/15/2020	8,318,000	8,796,285
The Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021	9,873,000	10,465,380
7.00%, 5/15/2022 (b)	12,082,000	13,048,560
8.25%, 8/15/2020 (c)	10,823,000	11,472,380

		108,066,817

AUTOMOBILES — 1.7%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/2019 (b)	33,627,000	35,350,384
8.25%, 6/15/2021	47,345,000	52,434,587
General Motors Co.:
3.50%, 10/2/2018	20,665,000	21,078,300
4.88%, 10/2/2023	23,242,000	24,868,940
6.25%, 10/2/2043	21,107,000	25,214,422
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	8,040,000	8,462,100

		167,408,733

BANKS — 2.5%
CIT Group, Inc.:
4.25%, 8/15/2017	26,562,000	27,093,240
5.25%, 3/15/2018 (b)	22,092,000	23,030,910
5.50%, 2/15/2019 (a)	24,560,000	25,910,800
Commerzbank AG 8.13%, 9/19/2023 (a)	17,167,000	19,739,475
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	28,200,000	27,368,523
Provident Funding Associates LP/PFG Finance Corp. 6.75%, 6/15/2021 (a)(b)	11,310,000	10,970,700
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	34,650,000	35,245,668
6.00%, 12/19/2023	29,310,000	31,725,086
6.13%, 12/15/2022	29,244,000	31,829,345
SunTrust Banks, Inc. 5.63%, 12/29/2049 (d)	5,000,000	5,025,000

		237,938,747

BEVERAGES — 0.5%
Constellation Brands, Inc.:
3.75%, 5/1/2021	9,330,000	9,236,700
4.25%, 5/1/2023	14,370,000	14,262,225
6.00%, 5/1/2022	7,973,000	8,810,165
Cott Beverages, Inc.:
5.38%, 7/1/2022 (a)	6,170,000	5,660,975
6.75%, 1/1/2020 (a)(b)	10,932,000	10,932,000

		48,902,065

BUILDING PRODUCTS — 0.9%
Associated Materials LLC 9.13%, 11/1/2017 (b)(c)	14,158,000	11,680,350
Building Materials Corp. of America:
5.38%, 11/15/2024 (a)(b)	13,890,000	13,855,275
6.75%, 5/1/2021 (a)	14,405,000	15,233,287
Griffon Corp. 5.25%, 3/1/2022	9,350,000	8,753,938
Masco Corp. 7.13%, 3/15/2020	7,975,000	9,211,125
Masonite International Corp. 8.25%, 4/15/2021 (a)(b)	4,298,000	4,588,115
Nortek, Inc. 8.50%, 4/15/2021	10,615,000	11,358,050
Ply Gem Industries, Inc. 6.50%, 2/1/2022 (b)	7,231,000	6,797,140
Summit Materials LLC/Summit Materials Finance Corp. 10.50%, 1/31/2020	6,380,000	7,081,800

		88,559,080

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CAPITAL MARKETS — 0.3%
Barclays PLC 4.38%, 9/11/2024 (b)	$15,000,000	$14,455,515
E*TRADE Financial Corp.:
5.38%, 11/15/2022 (b)	6,175,000	6,313,938
6.38%, 11/15/2019	11,592,000	12,287,520

		33,056,973

CHEMICALS — 2.4%
Ashland, Inc.:
3.00%, 3/15/2016	6,404,000	6,436,020
3.88%, 4/15/2018 (b)	12,252,000	12,374,520
4.75%, 8/15/2022 (b)	14,312,000	14,312,000
Celanese US Holdings LLC 4.63%, 11/15/2022	8,769,000	8,681,310
Eagle Spinco, Inc. 4.63%, 2/15/2021	8,296,000	7,860,460
Hexion US Finance Corp. 6.63%, 4/15/2020 (b)	22,112,000	21,669,760
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC:
8.88%, 2/1/2018 (b)	15,269,000	13,589,410
9.00%, 11/15/2020 (b)	6,150,000	4,397,250
Huntsman International LLC:
4.88%, 11/15/2020	7,965,000	7,905,263
8.63%, 3/15/2021	5,514,000	5,913,765
Ineos Finance PLC:
7.50%, 5/1/2020 (a)(b)	8,529,000	8,955,450
8.38%, 2/15/2019 (a)	10,925,000	11,607,812
Ineos Group Holdings SA 6.13%, 8/15/2018 (a)(b)	8,586,000	8,221,095
PolyOne Corp. 5.25%, 3/15/2023 (b)	6,076,000	6,071,929
PQ Corp. 8.75%, 5/1/2018 (a)	9,678,000	10,016,730
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)(c)	9,336,000	7,667,190
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	22,632,000	23,367,540
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (a)(b)(c)	15,290,000	14,869,525
Tronox Finance LLC 6.38%, 8/15/2020 (b)	9,498,000	9,521,745
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)	11,621,000	12,318,260
WR Grace & Co. 5.13%, 10/1/2021 (a)(b)(c)	12,215,000	12,520,375

		228,277,409

COMMERCIAL SERVICES & SUPPLIES — 3.2%
ACCO Brands Corp. 6.75%, 4/30/2020	8,275,000	8,659,787
ADS Waste Holdings, Inc. 8.25%, 10/1/2020	7,980,000	7,980,000
Altegrity, Inc. 9.50%, 7/1/2019 (a)	8,750,000	8,268,750
Anna Merger Sub, Inc. 7.75%, 10/1/2022 (a)	12,630,000	12,787,875
APX Group, Inc.:
6.38%, 12/1/2019	14,695,000	14,070,462
8.75%, 12/1/2020 (b)	8,570,000	7,236,294
ARAMARK Corp. 5.75%, 3/15/2020	14,856,000	15,338,820
Ashtead Capital, Inc.:
5.63%, 10/1/2024 (a)	2,615,000	2,680,375
6.50%, 7/15/2022 (a)	10,025,000	10,651,562
Cenveo Corp. 6.00%, 8/1/2019 (a)	6,400,000	5,792,000
Clean Harbors, Inc.:
5.13%, 6/1/2021	7,821,000	7,801,448
5.25%, 8/1/2020 (c)	9,184,000	9,229,920
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)(b)	3,648,000	3,226,656
H&E Equipment Services, Inc. 7.00%, 9/1/2022 (b)	13,612,000	14,003,345
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (a)	9,510,000	9,046,387
Iron Mountain, Inc.:
5.75%, 8/15/2024 (b)	14,056,000	14,143,850
6.00%, 8/15/2023	11,887,000	12,362,480
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	18,580,000	18,988,760
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, 12/1/2019 (a)	5,909,000	6,337,403
Laureate Education, Inc. 9.50%, 9/1/2019 (a)(b)	19,460,000	20,043,800
Monitronics International, Inc. 9.13%, 4/1/2020 (b)	6,650,000	6,280,094
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)	8,865,000	8,421,750
Service Corp. International 5.38%, 5/15/2024	6,700,000	6,834,000
Tervita Corp. 8.00%, 11/15/2018 (a)(b)	7,350,000	6,284,250
The ADT Corp.:
3.50%, 7/15/2022 (b)	10,121,000	8,628,153
4.88%, 7/15/2042	7,252,000	5,366,480
6.25%, 10/15/2021 (b)	19,639,000	20,179,072
The Hertz Corp.:
5.88%, 10/15/2020 (b)	9,378,000	9,448,335
6.75%, 4/15/2019	22,868,000	23,554,040
7.50%, 10/15/2018	5,694,000	5,907,525

		309,553,673

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp.:
5.75%, 10/15/2022 (a)	11,473,000	11,731,142
5.88%, 10/15/2024 (a)	9,665,000	9,882,463
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (a)	5,101,000	4,590,900

		26,204,505

CONSTRUCTION MATERIALS — 0.2%
CIMPOR Financial Operations BV 5.75%, 7/17/2024 (a)(b)	13,750,000	12,064,250

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Vulcan Materials Co. 7.50%, 6/15/2021	$5,940,000	$6,920,100

		18,984,350

CONSUMER FINANCE — 0.7%
DFC Finance Corp. 10.50%, 6/15/2020 (a)	8,380,000	7,102,050
Enova International, Inc. 9.75%, 6/1/2021 (a)	7,800,000	7,683,000
Navient LLC:
6.25%, 1/25/2016	26,018,000	27,058,720
8.00%, 3/25/2020	22,111,000	24,487,932

		66,331,702

CONTAINERS & PACKAGING — 1.4%
Ardagh Finance Holdings SA 8.63%, 6/15/2019 (a)(b)	12,492,718	12,305,327
Ardagh Packaging Finance PLC 9.13%, 10/15/2020 (a)	10,022,000	10,673,430
Ball Corp.:
4.00%, 11/15/2023	14,675,000	14,161,375
5.00%, 3/15/2022	9,435,000	9,718,050
6.75%, 9/15/2020 (b)	4,270,000	4,440,800
Berry Plastics Corp.:
5.50%, 5/15/2022 (b)	9,625,000	9,769,375
9.75%, 1/15/2021 (b)	8,065,000	8,972,313
BWAY Holding Co. 9.13%, 8/15/2021 (a)	8,010,000	8,010,000
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	8,533,000	8,980,982
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	12,162,000	11,797,140
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022 (a)(b)	4,950,000	5,049,000
Sealed Air Corp. 8.38%, 9/15/2021 (a)	10,601,000	11,846,617
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)(b)	11,090,000	10,812,750
Silgan Holdings, Inc. 5.00%, 4/1/2020	6,700,000	6,800,500

		133,337,660

DISTRIBUTORS — 0.7%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)(b)	7,532,000	7,569,660
HD Supply, Inc.:
5.25%, 12/15/2021 (a)(b)	18,610,000	18,935,675
7.50%, 7/15/2020	17,528,000	18,360,580
LKQ Corp. 4.75%, 5/15/2023	7,948,000	7,630,080
VWR Funding, Inc. 7.25%, 9/15/2017	10,275,000	10,737,375

		63,233,370

DIVERSIFIED CONSUMER SERVICES — 1.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	48,818,000	50,038,450
9.00%, 4/15/2019	21,050,000	21,786,750
9.88%, 8/15/2019 (b)	31,750,000	33,655,000

		105,480,200

DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 3.75%, 5/15/2019 (a)	15,915,000	15,755,850
Aircastle, Ltd.:
5.13%, 3/15/2021 (b)	6,950,000	6,950,000
6.25%, 12/1/2019 (b)	7,610,000	8,028,550
6.75%, 4/15/2017	8,375,000	8,940,313
Ally Financial, Inc.:
5.50%, 2/15/2017	15,918,000	16,713,900
7.50%, 9/15/2020	20,650,000	24,212,125
8.00%, 3/15/2020	24,255,000	28,620,900
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017	15,358,000	13,015,905
CNH Capital LLC 3.63%, 4/15/2018	6,512,000	6,414,320
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (a)	23,958,000	24,928,299
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	18,064,000	18,018,840
5.88%, 2/1/2022	18,958,000	19,040,941
6.00%, 8/1/2020	20,237,000	20,848,157
International Lease Finance Corp.:
6.25%, 5/15/2019	18,532,000	20,246,210
8.75%, 3/15/2017	18,736,000	20,750,120
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	10,429,000	9,698,970
Nationstar Mortgage LLC/ Nationstar Capital Corp. 6.50%, 7/1/2021	8,679,000	7,897,890
Navient Corp. 5.50%, 1/15/2019	19,150,000	19,580,875
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.88%, 3/15/2022 (a)	5,750,000	6,051,875
NRG Yield Operating LLC 5.38%, 8/15/2024 (a)	1,100,000	1,116,500
OneMain Financial Holdings, Inc.:
6.75%, 12/15/2019 (a)	3,665,000	3,738,300
7.25%, 12/15/2021 (a)	4,350,000	4,458,750
Opal Acquisition, Inc. 8.88%, 12/15/2021 (a)	10,400,000	10,556,000
Springleaf Finance Corp.:
5.25%, 12/15/2019	7,080,000	6,938,400
7.75%, 10/1/2021 (b)	2,625,000	2,940,000

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	$8,500,000	$8,670,000
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	11,615,000	9,756,600
TransUnion Holding Co., Inc. 9.63%, 6/15/2018 (b)	9,221,000	9,431,239
Walter Investment Management Corp. 7.88%, 12/15/2021 (b)	10,093,000	9,008,002

		362,327,831

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.9%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a)(b)	9,792,000	9,889,920
6.75%, 11/15/2020 (a)(b)	12,548,000	13,244,414
8.88%, 1/1/2020 (a)(b)	7,802,000	8,484,675
Altice Financing SA 6.50%, 1/15/2022 (a)	11,120,000	10,869,800
Altice SA 7.75%, 5/15/2022 (a)(b)	38,255,000	38,326,728
Avanti Communications Group PLC 10.00%, 10/1/2019 (a)(b)	7,385,000	7,089,600
CenturyLink, Inc.:
5.63%, 4/1/2020	14,563,000	15,109,113
5.80%, 3/15/2022	21,310,000	22,109,125
6.45%, 6/15/2021	18,220,000	19,540,950
Cincinnati Bell, Inc. 8.38%, 10/15/2020	8,840,000	9,282,000
CommScope, Inc.:
5.00%, 6/15/2021 (a)	8,775,000	8,643,375
5.50%, 6/15/2024 (a)(b)	10,175,000	10,022,375
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)	7,585,000	7,622,925
7.13%, 1/15/2023	16,505,000	16,793,837
8.50%, 4/15/2020	14,488,000	16,154,120
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	18,758,000	20,117,955
7.63%, 6/15/2021	12,285,000	13,513,500
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)(b)	15,305,000	15,151,950
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (b)	28,270,000	28,097,553
7.25%, 10/15/2020 (b)	31,200,000	32,955,000
Intelsat Luxembourg SA 7.75%, 6/1/2021 (b)	31,996,000	32,075,990
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(d)	8,450,000	8,876,725
Level 3 Escrow II, Inc. 5.38%, 8/15/2022 (a)(b)(c)	11,524,000	11,581,620
Level 3 Financing, Inc.:
8.13%, 7/1/2019	18,016,000	19,142,000
8.63%, 7/15/2020	16,060,000	17,324,725
Numericable-SFR:
4.88%, 5/15/2019 (a)	30,200,000	29,935,750
6.00%, 5/15/2022 (a)	51,630,000	51,913,965
6.25%, 5/15/2024 (a)(b)	19,785,000	19,933,387
SBA Telecommunications, Inc. 5.75%, 7/15/2020	10,070,000	10,249,246
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	37,155,000	36,597,675
Sprint Corp.:
7.13%, 6/15/2024	34,341,000	31,937,130
7.88%, 9/15/2023	55,819,000	55,104,517
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	18,411,000	18,779,220
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)(c)	10,915,000	11,460,750
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (a)	9,975,000	10,910,156
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	10,385,000	11,293,688
ViaSat, Inc. 6.88%, 6/15/2020	7,386,000	7,681,440
Virgin Media Finance PLC:
6.00%, 10/15/2024 (a)	6,000,000	6,277,500
6.38%, 4/15/2023 (a)(b)	7,175,000	7,515,813
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)	16,354,000	16,885,505
West Corp. 5.38%, 7/15/2022 (a)	15,640,000	14,975,300
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)	23,205,000	21,696,675
6.50%, 4/30/2020 (a)(c)	10,450,000	10,685,125
7.38%, 4/23/2021 (a)	40,990,000	38,686,362
Windstream Corp.:
6.38%, 8/1/2023	9,385,000	8,774,975
7.75%, 10/15/2020 (b)(c)	12,860,000	13,245,800
7.75%, 10/1/2021 (b)	14,300,000	14,586,000

		861,145,954

ELECTRIC UTILITIES — 3.7%
AES Corp. 4.88%, 5/15/2023	9,796,000	9,722,530
Calpine Corp.:
5.38%, 1/15/2023 (b)	19,055,000	19,245,550
5.75%, 1/15/2025 (b)	26,600,000	26,932,500
7.88%, 1/15/2023 (a)	11,305,000	12,463,763
DPL, Inc. 7.25%, 10/15/2021	12,896,000	13,153,920
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75%, 11/1/2019 (a)	30,631,000	31,167,042
7.38%, 11/1/2022 (a)	25,080,000	25,518,900
7.63%, 11/1/2024 (a)	16,200,000	16,524,000
EDP Finance BV:
4.13%, 1/15/2020 (a)(b)	12,000,000	12,067,200
5.25%, 1/14/2021 (a)	11,405,000	12,001,025
Enel SpA 8.75%, 9/24/2073 (a)(d)	16,900,000	19,625,125
FirstEnergy Corp.:
2.75%, 3/15/2018	2,000,000	2,015,458
4.25%, 3/15/2023 (b)	16,134,000	16,647,287
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	14,070,000	14,433,583
GenOn Energy, Inc.:
9.50%, 10/15/2018	10,387,000	10,335,065
9.88%, 10/15/2020	8,701,000	8,570,485

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

InterGen NV 7.00%, 6/30/2023 (a)	$10,249,000	$9,736,550
NRG Energy, Inc.:
6.25%, 7/15/2022	11,565,000	11,825,213
7.63%, 1/15/2018 (b)	17,048,000	18,710,180
7.88%, 5/15/2021 (b)	16,341,000	17,607,427
PPL Energy Supply LLC 4.60%, 12/15/2021	14,858,000	13,482,372
RJS Power Holdings LLC 5.13%, 7/15/2019 (a)(b)	16,970,000	16,757,875
The AES Corp. 7.38%, 7/1/2021	15,450,000	17,458,500

		356,001,550

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Belden, Inc. 5.50%, 9/1/2022 (a)	14,478,000	14,369,415
CDW LLC/CDW Finance Corp.:
5.50%, 12/1/2024	10,825,000	10,838,531
6.00%, 8/15/2022 (b)	7,385,000	7,625,012
8.50%, 4/1/2019	6,947,000	7,320,401
Flextronics International, Ltd.:
4.63%, 2/15/2020 (b)	7,975,000	8,094,625
5.00%, 2/15/2023 (b)(c)	6,755,000	6,890,100
General Cable Corp. 5.75%, 10/1/2022 (b)	4,705,000	3,434,650
NXP BV/NXP Funding LLC:
3.75%, 6/1/2018 (a)	8,891,000	8,891,000
5.75%, 2/15/2021 (a)(b)	7,945,000	8,342,250
5.75%, 3/15/2023 (a)	6,787,000	7,143,318
Rexel SA:
5.25%, 6/15/2020 (a)	6,255,000	6,301,913
6.13%, 12/15/2019 (a)(b)	7,690,000	7,920,700
Viasystems, Inc. 7.88%, 5/1/2019 (a)	8,965,000	9,458,075

		106,629,990

ENERGY EQUIPMENT & SERVICES — 0.1%
Calfrac Holdings LP 7.50%, 12/1/2020 (a)(b)	7,373,000	6,230,185

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)(c)	11,449,000	10,876,550
Aguila 3 SA 7.88%, 1/31/2018 (a)(b)	17,913,000	17,330,828

		28,207,378

FOOD PRODUCTS — 2.4%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc. 7.75%, 10/15/2022 (a)(b)	14,450,000	14,811,250
B&G Foods, Inc. 4.63%, 6/1/2021 (b)	7,797,000	7,610,652
Big Heart Pet Brands 7.63%, 2/15/2019 (b)	12,279,000	12,064,117
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	6,633,000	6,958,017
Harbinger Group, Inc.:
7.75%, 1/15/2022	4,600,000	4,646,000
7.88%, 7/15/2019	13,717,000	14,608,605
HJ Heinz Co. 4.25%, 10/15/2020 (b)	45,681,000	46,137,810
Ingles Markets, Inc. 5.75%, 6/15/2023 (b)	6,291,000	6,316,856
JBS USA LLC/JBS USA Finance, Inc.:
5.88%, 7/15/2024 (a)	11,500,000	11,298,750
7.25%, 6/1/2021 (a)	6,385,000	6,576,550
8.25%, 2/1/2020 (a)	11,550,000	12,156,375
Post Holdings, Inc.:
6.00%, 12/15/2022 (a)(b)	7,140,000	6,693,750
6.75%, 12/1/2021 (a)	9,213,000	8,936,610
7.38%, 2/15/2022 (b)	17,326,000	17,326,000
Smithfield Foods, Inc. 6.63%, 8/15/2022	14,799,000	15,464,955
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)	9,334,000	9,497,345
The Whitewave Foods Co. 5.38%, 10/1/2022	7,590,000	7,817,700
US Foods, Inc. 8.50%, 6/30/2019	24,274,000	25,730,440

		234,651,782

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Biomet, Inc.:
6.50%, 8/1/2020	24,214,000	25,908,980
6.50%, 10/1/2020	13,575,000	14,321,625
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)(b)	18,000,000	18,270,000
Crimson Merger Sub, Inc. 6.63%, 5/15/2022 (a)(b)	12,950,000	11,638,813
Hologic, Inc. 6.25%, 8/1/2020 (c)	13,264,000	13,794,560
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	21,344,000	23,211,600
12.50%, 11/1/2019 (b)	7,650,000	8,453,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75%, 8/1/2022 (a)(b)	12,875,000	13,229,062
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.75%, 4/15/2023	9,375,000	9,000,000
Universal Hospital Services, Inc. 7.63%, 8/15/2020	7,491,000	6,442,260

		144,270,150

HEALTH CARE PROVIDERS & SERVICES — 5.1%
Amsurg Corp. 5.63%, 7/15/2022 (a)	14,305,000	14,662,625
Capella Healthcare, Inc. 9.25%, 7/1/2017	10,000,000	10,387,500
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018 (b)	24,499,000	25,356,465
6.88%, 2/1/2022 (b)	42,704,000	45,239,550
8.00%, 11/15/2019	28,560,000	30,487,800
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/2024 (b)	29,668,000	30,261,360

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 8/15/2022 (b)	$24,242,000	$25,696,520
6.63%, 11/1/2020	1,200,000	1,260,000
Envision Healthcare Corp. 5.13%, 7/1/2022 (a)	11,468,000	11,381,990
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)(c)	11,023,000	11,767,052
5.88%, 1/31/2022 (a)	9,268,000	10,055,780
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)(b)(c)	8,286,000	8,834,948
HCA, Inc.:
5.00%, 3/15/2024	29,410,000	30,218,775
6.50%, 2/15/2020 (b)	40,680,000	45,581,940
7.50%, 2/15/2022	27,150,000	31,018,875
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	9,646,000	10,128,300
Kindred Escrow Corp. II:
8.00%, 1/15/2020 (a)	4,095,000	4,350,938
8.75%, 1/15/2023 (a)	8,750,000	9,417,188
Kindred Healthcare, Inc. 6.38%, 4/15/2022 (a)	7,420,000	7,067,550
LifePoint Hospitals, Inc. 5.50%, 12/1/2021	15,313,000	15,657,542
MPH Acquisition Holdings LLC 6.63%, 4/1/2022 (a)	11,226,000	11,478,585
Select Medical Corp. 6.38%, 6/1/2021 (b)	9,078,000	9,214,170
Tenet Healthcare Corp.:
5.00%, 3/1/2019 (a)(b)	12,769,000	12,784,961
6.00%, 10/1/2020	27,817,000	29,870,729
8.13%, 4/1/2022	39,964,000	44,659,770
WellCare Health Plans, Inc. 5.75%, 11/15/2020 (b)	6,214,000	6,415,955

		493,256,868

HOTELS, RESTAURANTS & LEISURE — 3.5%
1011778 BC ULC/New Red Finance, Inc. 6.00%, 4/1/2022 (a)(b)	31,050,000	31,826,250
Ameristar Casinos, Inc. 7.50%, 4/15/2021	19,028,000	19,836,500
Boyd Gaming Corp. 9.13%, 12/1/2018 (b)	10,422,000	10,682,550
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/2020 (b)	21,200,000	15,582,000
9.00%, 2/15/2020 (b)	18,350,000	13,579,000
11.25%, 6/1/2017	15,000,000	10,995,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020 (a)	8,250,000	8,085,000
11.00%, 10/1/2021 (a)(b)	8,000,000	7,280,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022 (a)(b)	6,500,000	5,720,000
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/1/2018	6,514,000	6,660,565
4.88%, 11/1/2020 (b)	12,296,000	12,449,700
5.38%, 11/1/2023 (b)	11,553,000	11,957,355
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	23,302,000	24,350,590
MGM Resorts International:
6.00%, 3/15/2023 (b)	15,950,000	16,029,750
6.63%, 12/15/2021 (b)	19,941,000	20,938,050
7.75%, 3/15/2022 (b)	15,765,000	17,459,738
MTR Gaming Group, Inc. 11.50%, 8/1/2019 (b)	5,650,000	6,116,125
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)	9,130,000	9,198,475
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a)	9,925,000	10,049,063
10.00%, 12/1/2022 (a)	30,950,000	28,357,937
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a)(b)	7,234,000	7,234,000
Station Casinos LLC 7.50%, 3/1/2021	8,600,000	8,815,000
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	6,450,000	6,982,125
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	6,250,000	5,937,500
5.38%, 3/15/2022 (b)	12,425,000	12,611,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020 (b)	13,163,000	14,021,622

		342,755,270

HOUSEHOLD DURABLES — 1.1%
Brookfield Residential Properties, Inc.:
6.13%, 7/1/2022 (a)(b)	8,700,000	9,048,000
6.50%, 12/15/2020 (a)(b)	12,395,000	12,952,775
DR Horton, Inc. 3.75%, 3/1/2019	6,615,000	6,548,850
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (a)	10,410,000	10,774,350
Lennar Corp.:
4.50%, 6/15/2019	6,107,000	6,107,000
4.75%, 11/15/2022	8,709,000	8,534,820
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)	10,654,000	11,133,430
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	11,034,000	11,585,700
Spectrum Brands, Inc.:
6.38%, 11/15/2020	7,767,000	8,097,097
6.63%, 11/15/2022	6,854,000	7,248,105
Standard Pacific Corp. 8.38%, 5/15/2018	6,794,000	7,677,220

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Taylor Morrison Communities, Inc./ Monarch Communities, Inc. 5.25%, 4/15/2021 (a)	$7,978,000	$7,858,330

		107,565,677

HOUSEHOLD PRODUCTS — 0.1%
The Sun Products Corp. 7.75%, 3/15/2021 (a)(b)	10,900,000	9,210,500

INDUSTRIAL CONGLOMERATES — 0.2%
Polymer Group, Inc. 7.75%, 2/1/2019	7,972,000	8,260,985
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (b)	14,920,000	15,125,150

		23,386,135

INSURANCE — 0.4%
Genworth Holdings, Inc. 7.63%, 9/24/2021 (b)	6,000,000	5,866,752
Hockey Merger Sub 2, Inc. 7.88%, 10/1/2021 (a)	16,145,000	16,064,275
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (a)	11,333,000	11,049,675
Voya Financial, Inc. 5.65%, 5/15/2053 (b)(d)	8,865,000	8,776,350

		41,757,052

INTERNET SOFTWARE & SERVICES — 0.7%
CyrusOne LP/CyrusOne Finance Corp. 6.38%, 11/15/2022 (b)	7,546,000	8,055,355
Equinix, Inc.:
5.38%, 1/1/2022 (b)	7,390,000	7,459,466
5.38%, 4/1/2023 (b)	14,013,000	14,013,000
IAC/InterActiveCorp. 4.75%, 12/15/2022	7,806,000	7,591,335
Netflix, Inc. 5.38%, 2/1/2021	6,822,000	7,094,880
TIBCO Software, Inc. 11.38%, 12/1/2021 (a)(b)	10,560,000	10,216,800
VeriSign, Inc. 4.63%, 5/1/2023 (b)	7,937,000	7,778,260
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020 (c)	8,586,000	9,101,160

		71,310,256

IT SERVICES — 1.0%
First Data Corp.:
8.25%, 1/15/2021 (a)	5,000,000	5,350,000
11.75%, 8/15/2021	25,896,000	29,715,660
12.63%, 1/15/2021	51,742,000	61,443,625

		96,509,285

LEISURE PRODUCTS — 0.2%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (a)(b)	2,340,000	1,872,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021 (c)	8,585,000	8,627,925
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022 (b)	6,492,000	6,816,600

		17,316,525

MACHINERY — 1.1%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	10,750,000	10,561,875
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)	13,535,000	13,873,375
Cascades, Inc. 5.50%, 7/15/2022 (a)(b)	6,775,000	6,741,125
Case New Holland, Inc. 7.88%, 12/1/2017	21,124,000	23,236,400
Gardner Denver, Inc. 6.88%, 8/15/2021 (a)(b)	9,285,000	8,913,600
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)(b)	16,065,000	15,385,450
SPX Corp. 6.88%, 9/1/2017	2,943,000	3,215,228
Terex Corp. 6.00%, 5/15/2021 (b)	12,204,000	12,448,080
The Manitowoc Co., Inc. 8.50%, 11/1/2020 (b)	7,923,000	8,556,840

		102,931,973

MEDIA — 8.4%
AMC Entertainment, Inc. 9.75%, 12/1/2020	7,750,000	8,428,125
AMC Networks, Inc.:
4.75%, 12/15/2022 (b)(c)	7,800,000	7,566,000
7.75%, 7/15/2021	10,884,000	11,645,880
Cablevision Systems Corp. 7.75%, 4/15/2018	14,113,000	15,524,300
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25%, 2/15/2022 (a)	2,730,000	2,750,475
CCO Holdings LLC/CCO Holdings Capital Corp. 6.50%, 4/30/2021 (b)	20,489,000	21,513,450
CCOH Safari LLC:
5.50%, 12/1/2022 (b)	17,025,000	17,280,375
5.75%, 12/1/2024	32,760,000	33,128,550
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	9,295,000	9,016,150
5.13%, 12/15/2021 (a)(b)	9,206,000	8,929,820
6.38%, 9/15/2020 (a)	18,510,000	19,157,850
Cinemark USA, Inc. 4.88%, 6/1/2023 (b)	6,820,000	6,444,900
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022	15,319,000	15,587,082
6.50%, 11/15/2022	25,954,000	26,732,620
7.63%, 3/15/2020	21,614,000	22,748,735
CSC Holdings LLC:
5.25%, 6/1/2024 (a)(b)	11,500,000	11,557,500
6.75%, 11/15/2021	12,860,000	14,210,300

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (b)	$7,136,000	$7,207,360
DISH DBS Corp.:
5.88%, 7/15/2022 (b)	32,407,000	33,217,175
5.88%, 11/15/2024 (a)	21,845,000	21,954,225
6.75%, 6/1/2021	30,891,000	33,207,825
Gannett Co., Inc.:
5.13%, 10/15/2019	9,600,000	9,816,000
5.13%, 7/15/2020 (b)	7,428,000	7,576,560
6.38%, 10/15/2023	10,925,000	11,580,500
Gray Television, Inc. 7.50%, 10/1/2020	6,750,000	6,952,500
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)(b)(c)	7,000,000	5,495,000
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (b)	20,780,000	20,468,300
9.00%, 3/1/2021	26,275,000	25,749,500
9.00%, 9/15/2022 (a)(b)	13,250,000	12,985,000
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	7,625,000	7,777,500
Lamar Media Corp.:
5.00%, 5/1/2023	6,754,000	6,686,460
5.38%, 1/15/2024	6,449,000	6,642,470
5.88%, 2/1/2022 (b)	7,747,000	8,037,512
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	10,843,000	11,981,515
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	9,355,000	9,635,650
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (b)	9,190,000	9,373,800
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020	7,003,000	7,265,613
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	8,408,000	8,450,040
5.00%, 4/15/2022 (a)	21,210,000	21,316,050
Pinnacle Entertainment, Inc. 6.38%, 8/1/2021	13,212,000	13,608,360
Quebecor Media, Inc. 5.75%, 1/15/2023	11,200,000	11,452,000
Regal Entertainment Group 5.75%, 3/15/2022 (b)(c)	7,067,000	6,748,985
Sinclair Television Group, Inc.:
5.38%, 4/1/2021 (b)	4,575,000	4,540,688
5.63%, 8/1/2024 (a)(b)	7,321,000	7,083,068
6.13%, 10/1/2022 (b)	8,220,000	8,363,850
Sirius XM Holdings, Inc.:
5.75%, 8/1/2021 (a)(b)	10,300,000	10,531,750
5.88%, 10/1/2020 (a)	13,217,000	13,613,510
Sirius XM Radio, Inc. 6.00%, 7/15/2024 (a)(b)	10,625,000	10,890,625
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	8,830,000	8,896,225
The Mcclatchy Co. 9.00%, 12/15/2022	12,716,000	13,844,545
Time, Inc. 5.75%, 4/15/2022 (a)(b)	11,216,000	10,851,480
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/2025 (a)	6,355,000	6,370,888
5.50%, 1/15/2023 (a)	17,538,000	18,327,210
Unitymedia KabelBW GmbH 6.13%, 1/15/2025 (a)	13,805,000	14,253,662
Univision Communications, Inc.:
6.75%, 9/15/2022 (a)	15,493,000	16,577,510
6.88%, 5/15/2019 (a)	19,276,000	20,071,135
8.50%, 5/15/2021 (a)	11,368,000	12,106,920
Videotron, Ltd.:
5.00%, 7/15/2022	10,589,000	10,774,307
5.38%, 6/15/2024 (a)	10,235,000	10,439,700
Visant Corp. 10.00%, 10/1/2017	10,107,000	8,767,822
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	12,528,000	13,044,780
WMG Acquisition Corp. 6.75%, 4/15/2022 (a)	12,345,000	11,233,950

		807,991,637

METALS & MINING — 4.3%
AK Steel Corp. 7.63%, 5/15/2020 (b)	9,594,000	8,922,420
Alcoa, Inc.:
5.13%, 10/1/2024 (b)	10,650,000	11,286,550
5.40%, 4/15/2021 (b)	18,877,000	20,444,433
6.15%, 8/15/2020	18,087,000	20,336,227
Aleris International, Inc.:
7.63%, 2/15/2018	8,260,000	8,301,300
7.88%, 11/1/2020	7,505,000	7,467,475
Allegheny Technologies, Inc. 5.95%, 1/15/2021	6,000,000	6,146,388
ArcelorMittal:
5.00%, 2/25/2017	20,400,000	21,216,000
6.00%, 3/1/2021 (b)	23,639,000	24,584,560
6.75%, 2/25/2022 (b)	16,310,000	17,410,925
Cliffs Natural Resources, Inc.:
4.80%, 10/1/2020 (b)	7,750,000	4,185,000
4.88%, 4/1/2021 (b)	7,892,000	4,241,950
6.25%, 10/1/2040 (b)	10,000,000	5,200,000
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)	7,025,000	6,814,250
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a)	14,505,000	13,127,025
7.00%, 2/15/2021 (a)	14,934,000	13,440,600
7.25%, 5/15/2022 (a)(b)	7,810,000	7,029,000
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	19,592,000	18,734,850
6.88%, 4/1/2022 (a)(b)	10,100,000	8,408,250
8.25%, 11/1/2019 (a)(b)	20,936,000	19,051,760
HudBay Minerals, Inc. 9.50%, 10/1/2020	4,427,000	4,294,190
IAMGOLD Corp. 6.75%, 10/1/2020 (a)(b)	7,795,000	5,871,194

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

JMC Steel Group 8.25%, 3/15/2018 (a)(b)	$12,918,000	$12,272,100
KGHM International, Ltd. 7.75%, 6/15/2019 (a)(b)(c)	7,695,000	7,925,850
Lundin Mining Corp. 7.50%, 11/1/2020 (a)(b)	6,140,000	6,078,600
Molycorp, Inc. 10.00%, 6/1/2020 (b)	8,800,000	4,884,000
New Gold, Inc. 6.25%, 11/15/2022 (a)(b)	7,715,000	7,560,700
Novelis, Inc.:
8.38%, 12/15/2017	15,386,000	15,962,975
8.75%, 12/15/2020	22,762,000	24,127,720
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	12,843,000	13,196,182
Schaeffler Finance BV:
4.25%, 5/15/2021 (a)(b)	8,685,000	8,467,875
4.75%, 5/15/2021 (a)(b)	11,719,000	11,719,000
Steel Dynamics, Inc.:
5.13%, 10/1/2021 (a)(b)	10,890,000	11,094,188
5.50%, 10/1/2024 (a)	13,805,000	14,150,125
United States Steel Corp. 7.38%, 4/1/2020 (b)	11,216,000	11,776,800
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)	9,532,000	10,008,600

		415,739,062

MULTILINE RETAIL — 0.4%
Neiman Marcus Group, Ltd.:
8.00%, 10/15/2021 (a)(b)	13,910,000	14,709,825
8.75%, 10/15/2021 (a)(b)	8,208,000	8,700,480
Sears Holdings Corp. 6.63%, 10/15/2018 (b)(c)	15,903,000	14,630,760

		38,041,065

OIL, GAS & CONSUMABLE FUELS — 15.7%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/2023 (b)	22,785,000	23,126,775
5.88%, 4/15/2021	9,214,000	9,605,595
6.13%, 7/15/2022	9,825,000	10,439,062
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019 (b)	10,884,000	3,374,040
6.25%, 6/1/2021 (b)	7,840,000	2,195,200
9.75%, 4/15/2018 (b)	6,530,000	2,938,500
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)(b)	5,785,000	4,251,975
7.38%, 11/1/2021 (a)(b)	6,230,000	4,579,050
Antero Resources Corp. 5.13%, 12/1/2022 (a)(b)	9,734,000	9,174,295
Antero Resources Finance Corp.:
5.38%, 11/1/2021	15,295,000	14,797,912
6.00%, 12/1/2020	8,887,000	8,864,783
Arch Coal, Inc.:
7.00%, 6/15/2019 (b)	13,305,000	3,924,975
7.25%, 10/1/2020 (b)	6,250,000	2,031,250
7.25%, 6/15/2021 (b)	15,181,000	4,421,466
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.88%, 8/1/2023	7,367,000	7,293,330
6.63%, 10/1/2020	10,240,000	10,419,200
Atwood Oceanics, Inc. 6.50%, 2/1/2020	8,975,000	8,167,250
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)(b)	6,190,000	5,973,350
Bonanza Creek Energy, Inc. 6.75%, 4/15/2021	3,842,000	3,380,960
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.88%, 4/15/2022 (b)	18,020,000	13,920,450
California Resources Corp.:
5.00%, 1/15/2020 (a)(b)	12,885,000	11,177,737
5.50%, 9/15/2021 (a)(b)	23,625,000	20,199,375
6.00%, 11/15/2024 (a)(b)	30,625,000	25,878,125
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 4/15/2021 (a)	12,410,000	11,044,900
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	10,570,000	10,570,000
Chaparral Energy, Inc. 7.63%, 11/15/2022 (b)	7,410,000	4,853,550
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	18,720,000	18,205,200
5.75%, 3/15/2023 (b)	14,950,000	15,398,500
6.63%, 8/15/2020 (b)	18,680,000	19,847,500
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (b)	10,042,000	7,631,920
Cimarex Energy Co.:
4.38%, 6/1/2024	11,560,000	11,039,800
5.88%, 5/1/2022 (b)	9,989,000	10,388,560
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (b)	8,729,000	7,419,650
Concho Resources, Inc.:
5.50%, 4/1/2023	18,324,000	18,410,123
6.50%, 1/15/2022	9,109,000	9,518,905
7.00%, 1/15/2021 (b)	6,289,000	6,587,728
Connacher Oil and Gas, Ltd. 8.50%, 8/1/2019 (a)(b)	6,390,000	2,332,350
CONSOL Energy, Inc. 5.88%, 4/15/2022 (a)(b)	27,225,000	25,319,250
Consol Energy, Inc. 8.25%, 4/1/2020	14,522,000	15,066,575
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/2020 (b)	8,953,000	8,572,498
6.13%, 3/1/2022 (b)	8,286,000	7,913,130
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	7,618,000	7,237,100
DCP Midstream LLC 5.85%, 5/21/2043 (a)(b)(c)(d)	9,305,000	9,025,850

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Denbury Resources, Inc.:
4.63%, 7/15/2023 (b)	$17,090,000	$14,825,575
5.50%, 5/1/2022 (b)	16,475,000	15,074,625
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	8,044,000	6,636,300
Endeavor Energy Resources LP/EER Finance, Inc. 7.00%, 8/15/2021 (a)	11,295,000	9,996,075
Energy Transfer Equity LP:
5.88%, 1/15/2024	15,845,000	16,082,675
7.50%, 10/15/2020	16,896,000	18,754,560
Energy XXI Gulf Coast, Inc.:
7.50%, 12/15/2021 (b)	8,311,000	4,487,940
9.25%, 12/15/2017 (b)	7,329,000	4,763,850
EnQuest PLC 7.00%, 4/15/2022 (a)(b)	9,275,000	5,750,500
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 5/1/2020 (b)	27,615,000	27,891,150
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019 (b)	6,500,000	6,597,500
EPL Oil & Gas, Inc. 8.25%, 2/15/2018 (b)	6,376,000	4,845,760
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019	3,035,000	2,579,750
EXCO Resources, Inc.:
7.50%, 9/15/2018 (b)	9,680,000	7,399,150
8.50%, 4/15/2022 (b)	6,600,000	4,834,500
Foresight Energy LLC/Foresight Energy Corp. 7.88%, 8/15/2021 (a)(b)	6,209,000	6,131,388
FTS International, Inc. 6.25%, 5/1/2022 (a)	7,130,000	5,204,900
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)(b)	7,930,000	7,910,175
Halcon Resources Corp.:
8.88%, 5/15/2021 (b)	17,229,000	12,964,822
9.75%, 7/15/2020 (b)	14,401,000	10,800,750
Harvest Operations Corp. 6.88%, 10/1/2017	8,775,000	8,456,906
Hiland Partners LP/Hiland Partners Finance Corp. 7.25%, 10/1/2020 (a)	8,677,000	8,243,150
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/1/2024 (a)(b)	4,213,000	3,707,440
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022 (a)	6,895,000	5,240,200
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)(b)	13,550,000	10,196,375
Key Energy Services, Inc. 6.75%, 3/1/2021	8,397,000	5,206,140
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019 (b)	8,213,000	8,356,728
Laredo Petroleum, Inc.:
7.38%, 5/1/2022 (b)	7,043,000	6,585,205
9.50%, 2/15/2019	9,031,000	8,985,845
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)(b)	10,500,000	7,350,000
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019 (b)	24,800,000	20,956,000
6.50%, 5/15/2019 (b)	17,245,000	14,744,475
8.63%, 4/15/2020 (b)	18,831,000	16,382,970
Magnum Hunter Resources Corp. 9.75%, 5/15/2020 (b)	7,602,000	6,005,580
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023 (b)	12,380,000	11,915,750
5.50%, 2/15/2023 (b)	8,740,000	8,849,250
6.75%, 11/1/2020	6,055,000	6,297,200
McDermott International, Inc. 8.00%, 5/1/2021 (a)(b)	7,550,000	5,285,000
MEG Energy Corp.:
6.38%, 1/30/2023 (a)(b)	9,708,000	8,664,390
6.50%, 3/15/2021 (a)(b)	8,661,000	7,903,163
7.00%, 3/31/2024 (a)(b)	16,147,000	14,613,035
Memorial Production Partners LP/Memorial Production Finance Corp.:
6.88%, 8/1/2022 (a)	3,450,000	2,622,000
7.63%, 5/1/2021	8,950,000	7,160,000
Memorial Resource Development Corp. 5.88%, 7/1/2022 (a)	6,740,000	6,099,700
Midstates Petroleum Co, Inc./Midstates Petroleum Co. LLC:
9.25%, 6/1/2021 (b)	9,605,000	4,802,500
10.75%, 10/1/2020 (b)	8,015,000	4,247,950
Newfield Exploration Co.:
5.63%, 7/1/2024 (b)	15,441,000	15,276,939
5.75%, 1/30/2022	13,578,000	13,442,220
6.88%, 2/1/2020	7,214,000	7,322,210
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)(b)	10,150,000	10,175,375
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (a)(b)	3,415,000	2,569,788
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (b)	2,330,000	1,764,975
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (b)	11,762,000	10,703,420
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	7,875,000	5,512,500
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023 (b)	8,015,000	5,690,650
7.50%, 11/1/2019 (b)	16,655,000	12,407,975
ONEOK, Inc. 4.25%, 2/1/2022 (b)	14,970,000	13,701,337
Pacific Drilling SA 5.38%, 6/1/2020 (a)	9,830,000	8,011,450

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)(b)	$7,410,000	$6,669,000
Paragon Offshore PLC 7.25%, 8/15/2024 (a)(b)	7,235,000	4,341,000
Parsley Energy LLC/Parsley Finance Corp. 7.50%, 2/15/2022 (a)(b)	1,884,000	1,785,090
PBF Holding Co. LLC/ PBF Finance Corp. 8.25%, 2/15/2020 (b)	9,350,000	9,396,750
PDC Energy, Inc. 7.75%, 10/15/2022 (b)	5,405,000	5,134,750
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	16,610,000	15,073,575
6.25%, 11/15/2021 (b)	19,230,000	16,441,650
6.50%, 9/15/2020 (b)	9,434,000	8,183,995
Penn Virginia Corp. 8.50%, 5/1/2020 (b)	8,259,000	6,607,200
Precision Drilling Corp. 6.63%, 11/15/2020	8,909,000	8,018,100
Puma International Financing SA:
6.75%, 2/1/2021 (a)(c)	1,450,000	1,405,050
6.75%, 2/1/2021 (a)(c)	11,825,000	11,458,425
QEP Resources, Inc.:
5.25%, 5/1/2023	7,860,000	7,349,100
5.38%, 10/1/2022 (b)	8,418,000	7,955,010
6.88%, 3/1/2021 (b)	8,281,000	8,488,025
Range Resources Corp.:
5.00%, 8/15/2022 (b)	9,738,000	9,738,000
5.00%, 3/15/2023 (b)	12,219,000	12,219,000
6.75%, 8/1/2020	4,001,000	4,161,040
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.00%, 10/1/2022	5,920,000	5,594,400
5.50%, 4/15/2023 (b)	12,486,000	12,048,990
5.88%, 3/1/2022 (b)	12,030,000	11,999,925
Rice Energy, Inc. 6.25%, 5/1/2022 (a)(b)	12,290,000	11,429,700
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	9,800,000	9,628,500
6.00%, 1/15/2019 (a)	8,370,000	8,390,925
6.88%, 4/15/2040 (a)	8,350,000	8,892,750
Rosetta Resources, Inc.:
5.63%, 5/1/2021	7,619,000	6,972,147
5.88%, 6/1/2022 (b)	11,233,000	10,109,700
5.88%, 6/1/2024 (b)	8,025,000	7,142,250
RSP Permian, Inc. 6.63%, 10/1/2022 (a)(b)	5,980,000	5,561,400
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	32,378,000	31,811,385
5.75%, 5/15/2024 (b)	28,015,000	27,489,719
6.25%, 3/15/2022 (b)	11,394,000	11,564,910
Samson Investment Co. 9.75%, 2/15/2020 (b)	26,950,000	11,167,406
Sanchez Energy Corp.:
6.13%, 1/15/2023 (a)(b)	11,105,000	9,328,200
7.75%, 6/15/2021 (b)	8,345,000	7,760,850
SandRidge Energy, Inc.:
7.50%, 3/15/2021 (b)	13,425,000	8,592,000
7.50%, 2/15/2023 (b)	11,000,000	6,930,000
8.13%, 10/15/2022	11,868,000	7,476,840
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)	9,725,000	9,336,000
Seventy Seven Energy, Inc. 6.50%, 7/15/2022	8,558,000	5,006,430
Seventy Seven Operating LLC 6.63%, 11/15/2019 (b)	8,047,000	6,115,720
SM Energy Co.:
5.00%, 1/15/2024 (b)	8,083,000	6,991,795
6.13%, 11/15/2022 (a)(b)	4,030,000	3,788,200
Stone Energy Corp. 7.50%, 11/15/2022	9,308,000	8,004,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019 (a)	8,545,000	8,224,563
4.25%, 11/15/2023	9,625,000	8,758,750
5.25%, 5/1/2023	11,381,000	10,982,665
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019 (a)(b)	6,022,000	5,976,835
6.13%, 10/15/2021	7,418,000	7,399,455
6.25%, 10/15/2022 (a)	11,500,000	11,471,250
Tullow Oil PLC:
6.00%, 11/1/2020 (a)	7,064,000	5,863,120
6.25%, 4/15/2022 (a)(b)(c)	7,335,000	6,161,400
Ultra Petroleum Corp. 6.13%, 10/1/2024 (a)(b)(c)	9,000,000	7,740,000
Unit Corp. 6.63%, 5/15/2021	7,550,000	6,757,250
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020	5,355,000	4,620,026
Venoco, Inc. 8.88%, 2/15/2019 (b)(c)	7,500,000	4,125,000
W&T Offshore, Inc. 8.50%, 6/15/2019 (b)	6,381,000	4,179,555
Walter Energy, Inc. 9.50%, 10/15/2019 (a)(b)	12,905,000	9,807,800
Whiting Petroleum Corp.:
5.00%, 3/15/2019	15,971,000	14,932,885
5.75%, 3/15/2021 (b)	15,985,000	14,826,087
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)	7,547,000	7,018,710
6.00%, 1/15/2022 (b)	14,620,000	14,071,750

		1,511,982,363

PAPER & FOREST PRODUCTS — 0.1%
Resolute Forest Products, Inc. 5.88%, 5/15/2023	6,232,000	5,920,400

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.:
4.60%, 3/15/2020	8,000,000	7,260,000
5.00%, 3/15/2023 (b)	11,141,000	9,943,343
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	7,833,000	7,167,195

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Revlon Consumer Products Corp. 5.75%, 2/15/2021 (b)	$7,034,000	$7,034,000

		31,404,538

PHARMACEUTICALS — 1.8%
Capsugel SA 7.00%, 5/15/2019 (a)	8,800,000	8,888,000
Catamaran Corp. 4.75%, 3/15/2021 (b)(c)	7,060,000	7,060,000
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	12,780,000	13,482,900
Endo Finance Co. 5.75%, 1/15/2022 (a)(b)	11,374,000	11,374,000
Endo Finance LLC & Endo Finco, Inc. 5.38%, 1/15/2023 (a)	10,656,000	10,442,880
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022 (a)	13,575,000	13,883,153
Hospira, Inc. 5.60%, 9/15/2040	3,219,000	3,593,804
NBTY, Inc. 9.00%, 10/1/2018	11,835,000	11,953,350
Salix Pharmaceuticals, Ltd. 6.00%, 1/15/2021 (a)(b)	8,731,000	8,905,620
Valeant Pharmaceuticals International, Inc.:
6.38%, 10/15/2020 (a)	31,368,000	32,779,560
6.75%, 8/15/2018 (a)(b)	21,229,000	22,582,773
7.50%, 7/15/2021 (a)(b)	25,820,000	27,885,600

		172,831,640

REAL ESTATE INVESTMENT TRUSTS — 0.7%
ARC Properties Operating Partnership LP:
2.00%, 2/6/2017	10,485,000	9,992,918
4.60%, 2/6/2024	386,000	356,101
DuPont Fabros Technology LP 5.88%, 9/15/2021	5,483,000	5,585,806
Felcor Lodging LP:
5.63%, 3/1/2023	8,998,000	8,908,020
6.75%, 6/1/2019 (b)	3,659,000	3,800,603
iStar Financial, Inc.:
4.00%, 11/1/2017	9,540,000	9,277,650
5.00%, 7/1/2019	10,499,000	10,184,030
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	8,665,000	8,686,663
The Howard Hughes Corp. 6.88%, 10/1/2021 (a)	8,840,000	9,149,400

		65,941,191

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	9,849,000	10,064,693
Realogy Group LLC 7.63%, 1/15/2020 (a)(b)	8,194,000	8,767,580
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)(b)	7,003,000	7,020,508

		25,852,781

ROAD & RAIL — 0.1%
CHC Helicopter SA 9.25%, 10/15/2020 (b)	13,633,200	13,258,287

SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019	7,735,000	7,270,900
Amkor Technology, Inc. 6.38%, 10/1/2022 (b)	8,600,000	8,299,000
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (a)(b)	8,850,000	8,850,000
6.00%, 1/15/2022 (a)(b)	10,608,000	11,085,360
Sensata Technologies BV:
4.88%, 10/15/2023 (a)(c)	8,203,000	8,161,985
6.50%, 5/15/2019 (a)(b)	8,794,000	9,123,775
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)(b)	9,163,000	9,048,462

		61,839,482

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Micron Technology, Inc.:
5.50%, 2/1/2025 (a)	12,530,000	12,655,300
5.88%, 2/15/2022 (a)(b)	11,820,000	12,411,000

		25,066,300

SOFTWARE — 1.5%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (a)	20,720,000	21,756,000
6.13%, 9/15/2023 (a)	12,136,000	13,076,540
Audatex North America, Inc.:
6.00%, 6/15/2021 (a)	24,279,000	25,007,370
6.13%, 11/1/2023 (a)(b)	4,885,000	5,043,763
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	18,724,000	17,600,560
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)(b)	7,610,000	6,468,500
IMS Health, Inc. 6.00%, 11/1/2020 (a)(b)(c)	7,591,000	7,818,730
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 5/1/2021 (a)(b)	13,629,000	13,356,420
MSCI, Inc. 5.25%, 11/15/2024 (a)	11,455,000	11,855,925
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	14,796,000	14,832,990
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	7,287,000	7,778,872

		144,595,670

SPECIALTY RETAIL — 3.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	10,891,000	11,217,730
7.00%, 5/20/2022	16,750,000	17,336,250
Best Buy Co., Inc.:
5.00%, 8/1/2018	8,294,000	8,579,106
5.50%, 3/15/2021 (b)(c)	12,858,000	13,372,320
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)(b)	3,593,000	3,179,805

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)(b)	$17,028,000	$16,772,580
CST Brands, Inc. 5.00%, 5/1/2023	8,699,000	8,785,990
Dufry Finance SCA 5.50%, 10/15/2020 (a)	11,725,000	12,196,462
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 5/1/2021	7,775,000	7,580,625
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (a)	9,630,000	9,413,325
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	6,535,000	5,620,100
L Brands, Inc.:
5.63%, 2/15/2022 (b)(c)	13,685,000	14,711,375
5.63%, 10/15/2023	6,000,000	6,480,000
6.63%, 4/1/2021 (b)(c)	19,428,000	21,856,500
Landry’s, Inc. 9.38%, 5/1/2020 (a)	12,322,000	13,061,320
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)(b)	7,108,000	7,179,080
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)(b)	11,349,000	11,235,510
Party City Holdings, Inc. 8.88%, 8/1/2020 (b)	6,988,000	7,459,690
Penske Automotive Group, Inc. 5.75%, 10/1/2022	7,939,000	8,236,713
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(b)	6,750,000	7,070,625
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	11,195,000	11,362,925
Rite Aid Corp.:
6.75%, 6/15/2021 (b)	19,175,000	19,798,187
8.00%, 8/15/2020	7,517,000	8,033,794
9.25%, 3/15/2020 (b)	13,601,000	14,842,091
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	9,513,000	9,964,867
6.88%, 11/15/2019 (b)	7,238,000	7,690,375
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (a)	8,225,000	8,697,938
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024 (b)	7,850,000	7,575,250
The Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (a)(b)	6,999,000	7,191,473

		306,502,006

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)(b)	18,647,000	17,994,355
10.75%, 10/15/2019 (a)	8,604,000	7,399,440

		25,393,795

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
IHS, Inc. 5.00%, 11/1/2022 (a)	4,405,000	4,360,950
Infor US, Inc.:
9.38%, 4/1/2019	12,253,000	13,110,710
11.50%, 7/15/2018	9,625,000	10,491,250
NCR Corp.:
4.63%, 2/15/2021	6,323,000	6,133,310
5.00%, 7/15/2022	12,012,000	11,711,700
6.38%, 12/15/2023 (b)(c)	9,721,000	10,109,840
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	14,395,000	14,538,950
7.38%, 11/15/2018	12,265,000	12,755,600
7.63%, 11/15/2020	9,255,000	9,810,300
Zebra Technologies Corp. 7.25%, 10/15/2022 (a)	8,730,000	9,166,500

		102,189,110

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. 6.38%, 12/15/2020	18,284,000	19,381,040
INVISTA Finance LLC 4.25%, 10/15/2019 (a)(c)	9,455,000	9,455,000
Levi Strauss & Co.:
6.88%, 5/1/2022	7,954,000	8,550,550
7.63%, 5/15/2020 (b)	6,463,000	6,786,150
PVH Corp. 4.50%, 12/15/2022 (b)(c)	9,083,000	8,969,463

		53,142,203

THRIFTS & MORTGAGE FINANCE — 0.3%
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)	19,000,000	18,572,500
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	9,643,000	7,473,325

		26,045,825

TOBACCO — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	10,203,000	9,106,178
Vector Group, Ltd. 7.75%, 2/15/2021	10,550,000	11,103,875

		20,210,053

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	13,432,000	12,491,760
Stena AB 7.00%, 2/1/2024 (a)(b)(c)	4,875,000	4,460,625
United Rentals North America, Inc.:
5.75%, 11/15/2024	11,160,000	11,494,800
6.13%, 6/15/2023	16,590,000	17,419,500
7.63%, 4/15/2022 (b)	15,945,000	17,531,528
WESCO Distribution, Inc. 5.38%, 12/15/2021	8,615,000	8,690,381

		72,088,594

TRANSPORTATION INFRASTRUCTURE — 0.5%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	14,715,000	14,567,850

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Gulfmark Offshore, Inc. 6.38%, 3/15/2022	$6,545,000	$4,876,025
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	7,455,000	7,268,625
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 7.38%, 1/15/2022 (a)	8,943,000	8,182,845
PHI, Inc. 5.25%, 3/15/2019	3,645,000	3,098,250
XPO Logistics, Inc. 7.88%, 9/1/2019 (a)	10,985,000	11,479,325

		49,472,920

WIRELESS TELECOMMUNICATION SERVICES — 2.6%
Avaya, Inc.:
7.00%, 4/1/2019 (a)	13,175,000	12,845,625
10.50%, 3/1/2021 (a)(b)	18,597,000	15,900,435
CommScope Holding Co., Inc. PIK 6.63%, 6/1/2020 (a)	10,845,000	11,170,350
Crown Castle International Corp.:
4.88%, 4/15/2022	10,075,000	10,175,750
5.25%, 1/15/2023	20,294,000	20,699,880
Millicom International Cellular SA:
4.75%, 5/22/2020 (a)(b)(c)	6,150,000	5,796,375
6.63%, 10/15/2021 (a)	16,042,000	16,683,680
SBA Communications Corp. 4.88%, 7/15/2022 (a)	10,750,000	10,346,875
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	45,194,000	51,403,656
T-Mobile USA, Inc.:
6.25%, 4/1/2021 (b)	26,553,000	27,176,995
6.38%, 3/1/2025	24,375,000	24,765,000
6.63%, 4/1/2023 (b)	24,700,000	25,292,800
Telecom Italia SpA 5.30%, 5/30/2024 (a)	19,145,000	19,384,314

		251,641,735

TOTAL CORPORATE BONDS & NOTES —
(Cost $9,840,544,464)		9,433,346,591

	Shares
SHORT TERM INVESTMENTS — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	825,746,806	825,746,806
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	128,248,471	128,248,471

TOTAL SHORT TERM INVESTMENT — (h)
(Cost $953,995,277)		953,995,277

TOTAL INVESTMENTS — 107.6% (i)
(Cost $10,794,539,741)		10,387,341,868
OTHER ASSETS & LIABILITIES — (7.6)%		(731,350,023)

NET ASSETS — 100.0%		$9,655,991,845

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 37.7% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Variable rate security — Rate shown is rate in effect at December 31, 2014. Maturity date shown is the final maturity.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (Note 2).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
ADS = American Depositary Shares
PIK = Payment in Kind
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.3%
AEROSPACE & DEFENSE — 0.9%
Bombardier, Inc.:
4.25%, 1/15/2016 (a)(b)	$8,245,000	$8,327,450
4.75%, 4/15/2019 (a)(b)	7,555,000	7,583,331
7.50%, 3/15/2018 (a)(b)	6,337,000	6,907,330
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (c)	7,228,000	6,143,800
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)(b)	2,050,000	2,234,500
Sequa Corp. 7.00%, 12/15/2017 (a)(b)(c)	4,827,500	4,344,750

		35,541,161

AIRLINES — 0.8%
Air Canada 6.75%, 10/1/2019 (a)	6,000,000	6,240,000
American Airlines Group, Inc. 5.50%, 10/1/2019 (a)(b)	8,200,000	8,343,500
Continental Airlines 2012-3 Pass Through Trust, Class C 6.13%, 4/29/2018 (c)	8,802,000	9,352,125
US Airways Group, Inc. 6.13%, 6/1/2018 (b)	6,513,000	6,789,803

		30,725,428

AUTO COMPONENTS — 1.1%
Allison Transmission, Inc. 7.13%, 5/15/2019 (a)	4,650,000	4,865,062
Chassix, Inc. 9.25%, 8/1/2018 (a)(c)	4,324,000	2,918,700
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (a)	9,950,000	9,999,750
4.25%, 11/15/2019 (a)(b)	2,840,000	2,861,300
Schaeffler Holding Finance BV:
6.25%, 11/15/2019 (a)(b)	4,000,000	4,120,000
6.88%, 8/15/2018 (a)	12,420,000	12,947,850
UCI International, Inc. 8.63%, 2/15/2019	4,500,000	4,297,500

		42,010,162

AUTOMOBILES — 1.3%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 6/15/2019	32,123,000	33,769,304
General Motors Co. 3.50%, 10/2/2018	16,667,000	17,000,340

		50,769,644

BANKS — 3.2%
CIT Group, Inc.:
3.88%, 2/19/2019	7,665,000	7,645,838
4.25%, 8/15/2017	14,288,000	14,573,760
4.75%, 2/15/2015 (a)(c)	12,236,000	12,245,177
5.00%, 5/15/2017	9,525,000	9,882,187
5.25%, 3/15/2018	12,000,000	12,510,000
5.50%, 2/15/2019 (a)	14,260,000	15,044,300
6.63%, 4/1/2018 (a)(b)	8,196,000	8,892,660
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	9,220,000	9,534,144
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018 (b)	12,475,000	12,910,926
Royal Bank of Scotland NV 4.65%, 6/4/2018	350,000	363,109
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.63%, 12/1/2018 (a)	6,020,000	6,050,100
Synovus Financial Corp. 5.13%, 6/15/2017	4,541,000	4,609,115
UniCredit Luxembourg Finance SA 6.00%, 10/31/2017 (a)	10,250,000	10,919,458

		125,180,774

BEVERAGES — 0.9%
Constellation Brands, Inc.:
3.88%, 11/15/2019 (b)	4,105,000	4,135,787
7.25%, 9/1/2016	9,246,000	9,985,680
7.25%, 5/15/2017	7,510,000	8,298,550
Cott Beverages, Inc. 6.75%, 1/1/2020 (a)(b)	7,130,000	7,130,000
Innovation Ventures LLC/Innovation Ventures Finance Corp. 9.50%, 8/15/2019 (a)	5,100,000	5,087,250

		34,637,267

BIOTECHNOLOGY — 0.2%
STHI Holding Corp. 8.00%, 3/15/2018 (a)	6,677,000	6,977,465

BUILDING PRODUCTS — 2.0%
Associated Materials LLC 9.13%, 11/1/2017 (b)(c)	9,756,000	8,048,700
Calcipar SA 6.88%, 5/1/2018 (a)(c)	4,215,000	4,236,075
Euramax International, Inc. 9.50%, 4/1/2016 (b)(c)	3,323,000	3,090,390
Hanson PLC 6.13%, 8/15/2016 (b)(c)	9,560,000	10,133,600
Interline Brands, Inc. 10.00%, 11/15/2018 (b)	4,027,000	4,208,215
Lafarge SA:
6.20%, 7/9/2015 (a)(c)	4,295,000	4,393,356
6.50%, 7/15/2016	9,391,000	10,001,415
Masco Corp.:
4.80%, 6/15/2015	4,721,000	4,793,741
6.13%, 10/3/2016	11,421,000	12,111,970
USG Corp.:
6.30%, 11/15/2016 (b)	6,248,000	6,560,400
8.38%, 10/15/2018 (a)	2,855,000	2,990,613
9.75%, 1/15/2018 (b)	6,690,000	7,626,600

		78,195,075

CAPITAL MARKETS — 0.3%
American Capital, Ltd. 6.50%, 9/15/2018 (a)	3,821,000	3,992,945
E*TRADE Financial Corp. 6.38%, 11/15/2019	8,100,000	8,586,000

		12,578,945

CHEMICALS — 1.9%
Ashland, Inc.:
3.00%, 3/15/2016	6,415,000	6,447,075

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.88%, 4/15/2018	$8,837,000	$8,925,370
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018 (b)	12,870,000	11,454,300
Ineos Finance PLC 8.38%, 2/15/2019 (a)(b)	11,500,000	12,218,750
Ineos Group Holdings SA:
5.88%, 2/15/2019 (a)(b)	6,145,000	5,822,387
6.13%, 8/15/2018 (a)(b)	7,148,000	6,844,210
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, 3/1/2019	4,600,000	4,703,500
Perstorp Holding AB:
8.75%, 5/15/2017 (a)(b)(c)	4,000,000	3,930,000
11.00%, 8/15/2017 (a)(b)	2,905,000	2,846,900
PQ Corp. 8.75%, 5/1/2018 (a)	6,050,000	6,261,750
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/1/2018 (a)(c)	3,250,000	3,282,500

		72,736,742

COMMERCIAL SERVICES & SUPPLIES — 3.4%
Ahern Rentals, Inc. 9.50%, 6/15/2018 (a)(b)	5,398,000	5,586,930
Altegrity, Inc. 9.50%, 7/1/2019 (a)	9,670,000	9,138,150
Cenveo Corp. 6.00%, 8/1/2019 (a)	5,100,000	4,615,500
DynCorp International, Inc. 10.38%, 7/1/2017	3,108,000	2,641,800
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)(b)	7,225,000	6,390,513
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)	4,000,000	4,020,000
Interactive Data Corp. 5.88%, 4/15/2019 (a)	4,350,000	4,317,375
Iron Mountain, Inc. 7.75%, 10/1/2019	4,065,000	4,349,550
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	12,547,000	12,823,034
Laureate Education, Inc. 9.50%, 9/1/2019 (a)(b)	15,115,000	15,568,450
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018 (b)	4,850,000	2,910,000
Production Resource Group, Inc. 8.88%, 5/1/2019 (b)(c)	4,300,000	3,160,500
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)(b)	6,143,000	5,835,850
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a)(b)	6,950,000	6,811,000
Tervita Corp. 8.00%, 11/15/2018 (a)(b)	6,665,000	5,698,575
The ADT Corp.:
2.25%, 7/15/2017 (b)	8,105,000	7,841,587
4.13%, 4/15/2019 (b)	6,524,000	6,458,760
The Hertz Corp.:
6.75%, 4/15/2019	13,978,000	14,397,340
7.50%, 10/15/2018 (b)	8,392,000	8,706,700

		131,271,614

CONSTRUCTION & ENGINEERING — 0.3%
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (a)	3,485,000	3,467,575
Modular Space Corp. 10.25%, 1/31/2019 (a)(b)	3,477,000	3,007,605
SBA Communications Corp. 5.63%, 10/1/2019	4,280,000	4,376,300
URS Corp. 3.85%, 4/1/2017 (b)	1,600,000	1,584,400

		12,435,880

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc. 7.63%, 4/1/2019 (c)	5,400,000	5,629,500
Vulcan Materials Co. 7.00%, 6/15/2018 (b)	3,790,000	4,169,000

		9,798,500

CONSUMER FINANCE — 0.1%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (a)	3,482,000	2,454,810
Community Choice Financial, Inc. 10.75%, 5/1/2019 (b)	5,040,000	3,276,000

		5,730,810

CONTAINERS & PACKAGING — 0.9%
Ardagh Finance Holdings SA 8.63%, 6/15/2019 (a)(b)	9,180,605	9,042,896
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 6.25%, 1/31/2019 (a)	4,674,000	4,568,835
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/2016 (a)(b)	6,816,000	6,679,680
6.00%, 6/15/2017 (a)	6,946,000	6,772,350
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	7,235,000	7,651,012

		34,714,773

DISTRIBUTORS — 0.2%
VWR Funding, Inc. 7.25%, 9/15/2017	9,052,000	9,459,340

DIVERSIFIED CONSUMER SERVICES — 1.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
7.13%, 4/15/2019	13,250,000	13,697,188
7.88%, 8/15/2019	14,350,000	15,121,312
8.50%, 5/15/2018	10,835,000	11,051,700
9.00%, 4/15/2019	7,400,000	7,659,000

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

9.88%, 8/15/2019	$15,953,000	$16,910,180

		64,439,380

DIVERSIFIED FINANCIAL SERVICES — 12.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
2.75%, 5/15/2017 (a)(b)	3,187,000	3,123,260
3.75%, 5/15/2019 (a)	7,875,000	7,796,250
Affinion Investments LLC 13.50%, 8/15/2018	4,162,000	3,121,500
Aircastle, Ltd.:
4.63%, 12/15/2018	4,850,000	4,874,250
6.75%, 4/15/2017	6,349,000	6,777,558
Ally Financial, Inc.:
2.75%, 1/30/2017	6,200,000	6,180,656
3.13%, 1/15/2016 (b)	2,600,000	2,606,500
3.50%, 7/18/2016	6,700,000	6,775,375
3.50%, 1/27/2019	4,620,000	4,564,560
3.75%, 11/18/2019	11,400,000	11,229,000
4.63%, 6/26/2015	10,836,000	10,917,270
4.75%, 9/10/2018	4,946,000	5,119,110
5.50%, 2/15/2017	9,660,000	10,143,000
6.25%, 12/1/2017	5,390,000	5,821,200
8.00%, 12/31/2018	2,849,000	3,233,615
8.30%, 2/12/2015	8,725,000	8,768,625
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017	12,446,000	10,547,985
CNH Capital LLC:
3.25%, 2/1/2017	5,325,000	5,245,125
3.63%, 4/15/2018	6,575,000	6,476,375
3.88%, 11/1/2015	8,044,000	8,084,220
6.25%, 11/1/2016	5,062,000	5,302,445
CNH Industrial Capital LLC 3.38%, 7/15/2019 (a)(b)	5,950,000	5,682,250
General Motors Financial Co., Inc.:
2.63%, 7/10/2017	8,761,000	8,798,979
2.75%, 5/15/2016	12,243,000	12,441,949
3.00%, 9/25/2017 (b)	8,650,000	8,747,572
3.25%, 5/15/2018	8,793,000	8,803,991
3.50%, 7/10/2019 (b)	8,975,000	9,164,570
4.75%, 8/15/2017	11,210,000	11,822,066
6.75%, 6/1/2018 (b)	4,925,000	5,577,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	11,800,000	11,800,000
4.88%, 3/15/2019	14,375,000	14,339,062
International Lease Finance Corp.:
3.88%, 4/15/2018	8,086,000	8,086,000
4.88%, 4/1/2015 (c)	6,050,000	6,093,863
5.75%, 5/15/2016	8,535,000	8,855,062
5.88%, 4/1/2019 (b)(c)	6,271,000	6,757,003
6.25%, 5/15/2019	7,955,000	8,690,837
8.63%, 9/15/2015	10,025,000	10,451,062
8.75%, 3/15/2017	12,255,000	13,572,412
8.88%, 9/1/2017	4,775,000	5,383,813
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	8,630,000	8,220,075
9.63%, 5/1/2019	750,000	793,125
Navient Corp.:
3.88%, 9/10/2015	7,475,000	7,531,063
4.63%, 9/25/2017 (b)	5,620,000	5,704,300
4.88%, 6/17/2019 (b)	950,000	952,755
5.00%, 4/15/2015 (c)	4,637,000	4,671,778
5.50%, 1/15/2019	11,635,000	11,896,787
6.00%, 1/25/2017	9,157,000	9,591,957
6.25%, 1/25/2016	14,150,000	14,716,000
8.45%, 6/15/2018	19,835,000	22,116,025
OneMain Financial Holdings, Inc. 6.75%, 12/15/2019 (a)	6,740,000	6,874,800
Outerwall, Inc. 6.00%, 3/15/2019 (b)	4,100,000	4,038,500
ROC Finance LLC/ ROC Finance 1 Corp. 12.13%, 9/1/2018 (a)(b)	7,060,000	7,448,300
Royal Bank of Scotland Group PLC 5.05%, 1/8/2015	5,402,000	5,403,080
Springleaf Finance Corp.:
5.25%, 12/15/2019	7,335,000	7,188,300
5.40%, 12/1/2015	7,989,000	8,188,725
5.75%, 9/15/2016 (b)	4,700,000	4,852,750
6.90%, 12/15/2017 (b)	19,409,000	20,670,585
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	10,306,000	8,657,040
TransUnion Holding Co., Inc.:
8.13%, 6/15/2018	3,749,000	3,842,725
9.63%, 6/15/2018	6,110,000	6,249,308

		471,383,911

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.4%
Alcatel-Lucent USA, Inc. 4.63%, 7/1/2017 (a)	6,300,000	6,363,000
Avanti Communications Group PLC 10.00%, 10/1/2019 (a)(b)	6,100,000	5,856,000
Brightstar Corp. 9.50%, 12/1/2016 (a)	2,400,000	2,517,000
CenturyLink, Inc.:
5.00%, 2/15/2015 (b)	1,954,000	1,961,328
5.15%, 6/15/2017 (b)	4,400,000	4,609,000
6.00%, 4/1/2017	6,050,000	6,428,125
Frontier Communications Corp.:
7.13%, 3/15/2019 (b)	2,630,000	2,879,850
8.13%, 10/1/2018 (b)	7,497,000	8,415,383
8.25%, 4/15/2017 (b)	6,855,000	7,626,188
GCI, Inc. 8.63%, 11/15/2019	1,000,000	1,048,750
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	12,200,000	13,084,500
Intelsat Jackson Holdings SA 7.25%, 4/1/2019	17,017,000	17,761,494
Intelsat Luxembourg SA 6.75%, 6/1/2018	5,475,000	5,584,500
Level 3 Financing, Inc.:
8.13%, 7/1/2019	14,785,000	15,709,062
9.38%, 4/1/2019	4,745,000	5,005,975
Numericable-SFR 4.88%, 5/15/2019 (a)(b)	27,620,000	27,378,325

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

PAETEC Holding Corp. 9.88%, 12/1/2018	$3,100,000	$3,255,000
Sprint Capital Corp. 6.90%, 5/1/2019	14,048,000	14,328,960
Sprint Nextel Corp. 9.13%, 3/1/2017	8,190,000	9,008,590
Syniverse Holdings, Inc. 9.13%, 1/15/2019	4,541,000	4,745,345
T-Mobile USA, Inc. 5.25%, 9/1/2018	7,634,000	7,920,275
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	10,733,000	10,947,660
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)(c)	6,925,000	6,925,000
Windstream Corp.:
7.88%, 11/1/2017	13,885,000	15,030,512
8.13%, 9/1/2018 (b)	4,786,000	4,965,475

		209,355,297

ELECTRIC UTILITIES — 3.3%
ContourGlobal Power Holdings SA 7.13%, 6/1/2019 (a)(b)	1,750,000	1,750,000
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 6.75%, 11/1/2019 (a)(b)	24,365,000	24,791,387
EDP Finance BV:
4.90%, 10/1/2019 (a)	10,300,000	10,720,446
6.00%, 2/2/2018 (a)(b)	15,145,000	16,390,828
FirstEnergy Corp. 2.75%, 3/15/2018	10,144,000	10,222,403
GenOn Energy, Inc. 9.50%, 10/15/2018	8,289,000	8,247,555
Ipalco Enterprises, Inc.:
5.00%, 5/1/2018	4,000,000	4,220,000
7.25%, 4/1/2016 (a)	4,885,000	5,153,675
NRG Energy, Inc. 7.63%, 1/15/2018	15,599,000	17,119,902
PPL Energy Supply LLC 6.50%, 5/1/2018 (b)	4,019,000	4,220,987
RJS Power Holdings LLC 5.13%, 7/15/2019 (a)(b)	13,925,000	13,750,938
RRI Energy, Inc. 7.88%, 6/15/2017	7,728,000	7,689,360
The AES Corp. 8.00%, 10/15/2017	5,596,000	6,281,510

		130,558,991

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	5,923,050	6,241,414
Kemet Corp. 10.50%, 5/1/2018 (b)	3,949,000	4,057,598
NXP BV/NXP Funding LLC:
3.50%, 9/15/2016 (a)	5,230,000	5,282,300
3.75%, 6/1/2018 (a)	9,613,000	9,613,000
Rexel SA 6.13%, 12/15/2019 (a)	1,000,000	1,030,000
Sanmina Corp. 4.38%, 6/1/2019 (a)	7,785,000	7,726,612
Viasystems, Inc. 7.88%, 5/1/2019 (a)	5,300,000	5,591,500
WireCo WorldGroup, Inc. 9.50%, 5/15/2017	5,200,000	5,239,000

		44,781,424

ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)(c)	6,890,000	6,545,500
Aguila 3 SA 7.88%, 1/31/2018 (a)	12,946,000	12,525,255

		19,070,755

FOOD PRODUCTS — 1.8%
BI-LO LLC/BI-LO Finance Corp.:
8.63%, 9/15/2018 (a)(b)	7,600,000	5,700,000
9.25%, 2/15/2019 (a)	4,550,000	4,186,000
Big Heart Pet Brands 7.63%, 2/15/2019 (b)	10,300,000	10,119,750
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	5,841,000	6,127,209
Dean Foods Co. 7.00%, 6/1/2016 (b)	5,418,000	5,743,080
Harbinger Group, Inc. 7.88%, 7/15/2019	7,400,000	7,881,000
Smithfield Foods, Inc. 7.75%, 7/1/2017 (b)	5,815,000	6,411,037
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)	5,913,000	6,016,478
US Foods, Inc. 8.50%, 6/30/2019	15,652,000	16,591,120

		68,775,674

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Alere, Inc.:
7.25%, 7/1/2018	3,741,000	3,890,640
8.63%, 10/1/2018	7,135,000	7,384,725
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)(b)	11,800,000	11,977,000
DJO Finance LLC/DJO Finance Corp. 9.88%, 4/15/2018	6,770,000	6,871,550
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)(c)	5,475,000	5,639,250
Immucor, Inc. 11.13%, 8/15/2019	4,450,000	4,806,000
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018 (b)	19,613,000	21,329,137
12.50%, 11/1/2019 (b)	6,500,000	7,182,500

		69,080,802

HEALTH CARE PROVIDERS & SERVICES — 5.1%
21st Century Oncology, Inc.:
8.88%, 1/15/2017 (b)	3,958,000	3,997,580
9.88%, 4/15/2017	4,600,000	4,278,000
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75%, 2/15/2019	1,154,000	1,202,468

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Capella Healthcare, Inc. 9.25%, 7/1/2017	$7,456,000	$7,744,920
Centene Corp. 5.75%, 6/1/2017	4,047,000	4,289,820
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	19,403,000	20,082,105
8.00%, 11/15/2019	20,800,000	22,204,000
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)(c)	8,228,000	8,783,390
Fresenius Medical Care US Finance, Inc.:
6.50%, 9/15/2018 (a)(b)	2,785,000	3,077,425
6.88%, 7/15/2017	6,490,000	7,090,325
HCA, Inc.:
3.75%, 3/15/2019	17,665,000	17,687,081
4.25%, 10/15/2019	7,300,000	7,409,500
6.38%, 1/15/2015	6,700,000	6,700,000
6.50%, 2/15/2016	12,125,000	12,655,469
8.00%, 10/1/2018	4,413,000	5,052,885
Health Net, Inc. 6.38%, 6/1/2017	4,075,000	4,401,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019 (b)	10,041,000	10,543,050
Kindred Escrow Corp. II 8.00%, 1/15/2020 (a)	4,680,000	4,972,500
MedImpact Holdings, Inc. 10.50%, 2/1/2018 (a)	8,100,000	8,505,000
Prospect Medical Holdings, Inc. 8.38%, 5/1/2019 (a)(c)	5,050,000	5,390,875
Tenet Healthcare Corp.:
5.00%, 3/1/2019 (a)(b)	12,540,000	12,555,675
5.50%, 3/1/2019 (a)	6,015,000	6,150,337
6.25%, 11/1/2018	10,830,000	11,750,550
Universal Health Services, Inc. 7.13%, 6/30/2016 (b)	3,240,000	3,466,800

		199,990,755

HOTELS, RESTAURANTS & LEISURE — 3.2%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (a)	3,715,000	3,863,600
Boyd Gaming Corp. 9.13%, 12/1/2018	5,396,000	5,530,900
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/2018	8,786,841	1,361,960
10.00%, 12/15/2018	36,500,000	5,657,500
10.75%, 2/1/2016	6,274,000	941,100
11.25%, 6/1/2017	25,211,000	18,479,663
12.75%, 4/15/2018	9,400,000	1,410,000
Carlson Travel Holdings, Inc. 7.50%, 8/15/2019 (a)	3,700,000	3,727,750
Carlson Wagonlit BV 6.88%, 6/15/2019 (a)	600,000	627,000
GLP Capital LP/GLP Financing II, Inc. 4.38%, 11/1/2018	5,920,000	6,053,200
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (a)(c)	5,060,000	5,047,350
Marina District Finance Co., Inc. 9.88%, 8/15/2018 (b)	4,834,000	5,063,615
MGM Mirage, Inc.:
6.63%, 7/15/2015	10,268,000	10,447,690
7.63%, 1/15/2017 (b)	8,373,000	9,021,908
MGM Resorts International:
7.50%, 6/1/2016	8,250,000	8,703,750
8.63%, 2/1/2019 (b)	8,089,000	9,170,904
10.00%, 11/1/2016	5,010,000	5,573,625
11.38%, 3/1/2018	7,341,000	8,699,085
MTR Gaming Group, Inc. 11.50%, 8/1/2019	6,180,475	6,690,364
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)	6,280,000	6,327,100
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016 (b)	3,778,000	4,023,570

		126,421,634

HOUSEHOLD DURABLES — 2.5%
Centex Corp. 6.50%, 5/1/2016	6,000,000	6,385,200
DR Horton, Inc.:
3.63%, 2/15/2018	3,418,000	3,460,725
3.75%, 3/1/2019	6,177,000	6,115,230
4.75%, 5/15/2017	3,991,000	4,170,595
6.50%, 4/15/2016	4,032,000	4,253,760
Jarden Corp. 7.50%, 5/1/2017 (b)	6,768,000	7,410,960
KB Home 4.75%, 5/15/2019 (b)	4,870,000	4,796,950
Lennar Corp.:
4.50%, 6/15/2019	4,900,000	4,900,000
4.50%, 11/15/2019	4,500,000	4,466,250
4.75%, 12/15/2017	3,981,000	4,080,525
Series B 5.60%, 5/31/2015 (b)	3,048,000	3,093,720
12.25%, 6/1/2017 (b)	7,111,000	8,462,090
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)	5,710,000	5,966,950
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	8,400,000	8,820,000
Standard Pacific Corp. 8.38%, 5/15/2018	5,942,000	6,714,460
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	3,818,000	3,837,090
8.91%, 10/15/2017	3,825,000	4,437,000
Weyerhaeuser Real Estate Co. 4.38%, 6/15/2019 (a)	4,400,000	4,339,500

		95,711,005

HOUSEHOLD PRODUCTS — 0.2%
American Achievement Corp. 10.88%, 4/15/2016 (a)(b)	4,750,000	4,548,125
Central Garden and Pet Co. 8.25%, 3/1/2018 (b)	4,900,000	4,936,750

		9,484,875

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

INDUSTRIAL CONGLOMERATES — 0.6%
LSB Industries, Inc. 7.75%, 8/1/2019	$5,700,000	$5,928,000
Polymer Group, Inc. 7.75%, 2/1/2019	5,897,000	6,110,766
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (b)	12,324,000	12,493,455

		24,532,221

INSURANCE — 0.3%
Genworth Financial, Inc. 6.52%, 5/22/2018	7,250,000	7,387,308
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.13%, 7/15/2019 (a)(b)	3,960,000	3,920,400

		11,307,708

INTERNET SOFTWARE & SERVICES — 0.3%
Ancestry.com, Inc. 9.63%, 10/15/2018 (a)(c)	5,175,000	5,071,500
IAC/InterActiveCorp. 4.88%, 11/30/2018	4,068,000	4,139,190
Pacnet, Ltd. 9.00%, 12/12/2018 (a)	3,100,000	3,452,625

		12,663,315

IT SERVICES — 0.6%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)(c)	3,343,000	3,443,290
First Data Corp. 7.38%, 6/15/2019 (a)	19,259,000	20,270,098

		23,713,388

LEISURE PRODUCTS — 0.4%
Gibson Brands, Inc. 8.88%, 8/1/2018 (a)	3,850,000	3,696,000
Sabre Holdings Corp. 8.35%, 3/15/2016 (b)	4,949,000	5,320,175
Sabre, Inc. 8.50%, 5/15/2019 (a)(b)	5,225,000	5,590,750

		14,606,925

MACHINERY — 1.1%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)	9,388,000	9,622,700
Case New Holland, Inc. 7.88%, 12/1/2017	17,800,000	19,580,000
Harsco Corp. 5.75%, 5/15/2018	6,976,000	7,342,240
SPX Corp. 6.88%, 9/1/2017	6,076,000	6,638,030

		43,182,970

MEDIA — 6.4%
Affinion Group, Inc. 7.88%, 12/15/2018 (b)	6,050,000	4,386,250
American Media, Inc. 11.50%, 12/15/2017 (b)	4,850,000	4,801,500
Cablevision Systems Corp.:
7.75%, 4/15/2018	8,864,000	9,750,400
8.63%, 9/15/2017	12,902,000	14,353,475
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/2019 (c)	18,480,000	19,173,000
7.25%, 10/30/2017	10,300,000	10,717,150
CSC Holdings LLC:
7.63%, 7/15/2018	4,954,000	5,567,058
8.63%, 2/15/2019	5,431,000	6,313,538
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (b)	6,150,000	6,211,500
DISH DBS Corp.:
4.25%, 4/1/2018	13,980,000	14,277,075
4.63%, 7/15/2017	9,300,000	9,613,875
7.13%, 2/1/2016	16,840,000	17,703,050
7.75%, 5/31/2015	7,105,000	7,291,506
7.88%, 9/1/2019	16,240,000	18,432,400
Gannett Co., Inc. 5.13%, 10/15/2019	5,500,000	5,623,750
Graton Economic Development Authority 9.63%, 9/1/2019 (a)	5,750,000	6,281,875
iHeartCommunications, Inc.:
9.00%, 12/15/2019	11,000,000	10,835,000
10.00%, 1/15/2018 (b)	9,645,000	8,270,588
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	11,600,000	11,832,000
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a)	4,970,000	4,845,750
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	7,425,000	7,536,375
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	5,500,000	5,541,250
Townsquare Radio LLC/Townsquare Radio, Inc. 9.00%, 4/1/2019 (a)(c)	4,545,000	4,840,425
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.50%, 3/15/2019 (a)	3,900,000	4,095,000
Univision Communications, Inc. 6.88%, 5/15/2019 (a)	14,922,000	15,537,532
Visant Corp. 10.00%, 10/1/2017 (b)	8,000,000	6,940,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	8,826,000	9,190,072

		249,961,394

METALS & MINING — 6.4%
AK Steel Corp. 8.75%, 12/1/2018	4,455,000	4,677,750
Alcoa, Inc.:
5.55%, 2/1/2017 (b)	7,710,000	8,227,025
5.72%, 2/23/2019 (b)	8,950,000	9,813,836
6.75%, 7/15/2018 (b)	8,824,000	9,912,352
Aleris International, Inc. 7.63%, 2/15/2018	7,583,000	7,620,915

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Allegheny Technologies, Inc. 9.38%, 6/1/2019	$1,350,000	$1,570,644
ArcelorMittal:
4.25%, 8/5/2015 (b)	11,159,000	11,326,385
4.25%, 3/1/2016 (b)	5,085,000	5,212,125
5.00%, 2/25/2017	15,678,000	16,305,120
6.13%, 6/1/2018	20,266,000	21,608,622
10.35%, 6/1/2019 (b)	13,901,000	16,785,457
Barminco Finance Pty, Ltd. 9.00%, 6/1/2018 (a)(b)	1,450,000	1,319,500
Cliffs Natural Resources, Inc. 4.20%, 1/15/2018 (b)	6,200,000	4,030,000
Commercial Metals Co.:
6.50%, 7/15/2017 (b)(c)	4,954,000	5,276,010
7.35%, 8/15/2018 (c)	5,017,000	5,418,360
Dynacast International LLC/Dynacast Finance, Inc. 9.25%, 7/15/2019	3,075,000	3,297,938
Essar Steel Algoma, Inc. 9.50%, 11/15/2019 (a)(c)	3,200,000	3,224,000
First Quantum Minerals, Ltd. 7.25%, 10/15/2019 (a)	3,350,000	3,098,750
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	11,133,000	10,645,931
6.88%, 2/1/2018 (a)(b)	5,331,111	4,837,983
8.25%, 11/1/2019 (a)(b)	16,500,000	15,015,000
Global Brass & Copper, Inc. 9.50%, 6/1/2019 (c)	4,900,000	5,292,000
JMC Steel Group 8.25%, 3/15/2018 (a)(b)	9,640,000	9,158,000
KGHM International, Ltd. 7.75%, 6/15/2019 (a)(c)	3,854,000	3,969,620
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/2018 (a)(b)	4,955,000	3,418,950
Novelis, Inc. 8.38%, 12/15/2017 (b)	13,395,000	13,897,313
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	11,030,000	11,333,325
Schaeffler Finance BV 7.75%, 2/15/2017 (a)	7,580,000	8,300,100
Steel Dynamics, Inc. 6.13%, 8/15/2019 (b)(c)	3,650,000	3,832,500
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017 (b)	4,475,000	4,654,000
United States Steel Corp.:
6.05%, 6/1/2017 (b)	3,877,000	4,032,080
7.00%, 2/1/2018 (b)	5,715,000	6,057,900
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)	7,454,000	7,826,700

		250,996,191

MULTILINE RETAIL — 0.4%
JC Penney Corp., Inc. 8.13%, 10/1/2019 (b)	4,185,000	3,682,800
Sears Holdings Corp. 6.63%, 10/15/2018 (b)(c)	13,750,000	12,650,000

		16,332,800

OIL, GAS & CONSUMABLE FUELS — 9.5%
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019 (b)	4,275,000	1,325,250
9.75%, 4/15/2018	8,335,000	3,750,750
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 9.63%, 10/15/2018 (c)	6,690,000	5,552,700
Arch Coal, Inc.:
7.00%, 6/15/2019 (b)	15,450,000	4,557,750
8.00%, 1/15/2019 (a)(b)	7,877,000	4,371,735
Basic Energy Services, Inc. 7.75%, 2/15/2019 (b)	4,105,000	3,160,850
Bill Barrett Corp. 7.63%, 10/1/2019 (b)	3,775,000	3,435,250
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018 (b)	6,745,000	6,745,000
Chesapeake Energy Corp.:
3.25%, 3/15/2016	5,830,000	5,815,425
6.50%, 8/15/2017 (b)	6,511,000	6,934,215
7.25%, 12/15/2018 (b)	7,121,000	7,797,495
Clayton Williams Energy, Inc. 7.75%, 4/1/2019	6,800,000	5,780,000
Comstock Resources, Inc. 7.75%, 4/1/2019	4,305,000	3,056,550
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 7.75%, 4/1/2019 (b)	3,100,000	3,177,500
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	8,703,000	7,179,975
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017 (b)	7,455,000	4,845,750
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019 (b)	7,200,000	7,308,000
EPL Oil & Gas, Inc. 8.25%, 2/15/2018 (b)	6,190,000	4,704,400
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019	5,000,000	4,250,000
EXCO Resources, Inc. 7.50%, 9/15/2018 (b)	7,600,000	5,809,250
Exterran Holdings, Inc. 7.25%, 12/1/2018	1,950,000	1,911,000
Forest Oil Corp. 7.25%, 6/15/2019	5,286,000	1,902,960
Genesis Energy LP/Genesis Energy Finance Corp. 7.88%, 12/15/2018 (b)	4,158,000	4,199,580
Harvest Operations Corp. 6.88%, 10/1/2017	6,855,000	6,606,506
Kinder Morgan, Inc. 7.25%, 6/1/2018	2,312,000	2,619,609
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019	1,000,000	1,017,500

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Laredo Petroleum, Inc. 9.50%, 2/15/2019	$6,225,000	$6,193,875
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019 (b)	16,250,000	13,731,250
6.50%, 5/15/2019 (b)	17,200,000	14,706,000
NGL Energy Partners LP/NGL Energy Finance Corp. 5.13%, 7/15/2019 (a)	5,260,000	5,049,600
NGPL PipeCo LLC:
7.12%, 12/15/2017 (a)(b)	16,100,000	15,818,250
9.63%, 6/1/2019 (a)(b)	4,650,000	4,661,625
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (a)(b)	4,965,000	3,736,163
NuStar Logistics LP 8.15%, 4/15/2018	2,867,000	3,215,627
Oasis Petroleum, Inc. 7.25%, 2/1/2019 (b)	3,388,000	3,235,540
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	6,485,000	4,539,500
Offshore Group Investment, Ltd. 7.50%, 11/1/2019	11,590,000	8,634,550
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	6,230,000	5,607,000
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	16,876,000	15,314,970
7.38%, 11/1/2016 (b)	6,712,000	6,896,580
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a)	4,450,000	3,715,750
PetroQuest Energy, Inc. 10.00%, 9/1/2017 (b)	3,600,000	3,150,000
Quicksilver Resources, Inc. 7.13%, 4/1/2016	3,274,000	261,920
Regency Energy Partners LP/Regency Energy Finance Corp. 8.38%, 6/1/2019 (a)	6,212,000	6,507,070
Rockies Express Pipeline LLC:
3.90%, 4/15/2015 (a)(b)	7,155,000	7,119,225
6.00%, 1/15/2019 (a)	5,900,000	5,914,750
6.85%, 7/15/2018 (a)	7,400,000	7,622,000
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp. 9.75%, 2/15/2017 (b)	3,230,000	1,679,600
Sabine Pass LNG LP 7.50%, 11/30/2016	16,655,000	17,321,200
Seadrill, Ltd. 6.13%, 9/15/2017 (a)(b)	11,180,000	9,894,300
SESI LLC 6.38%, 5/1/2019	4,885,000	4,738,450
Seventy Seven Operating LLC 6.63%, 11/15/2019 (b)	4,150,000	3,154,000
SM Energy Co. 6.63%, 2/15/2019	4,383,000	4,295,340
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.13%, 11/15/2019 (a)	10,085,000	9,706,812
Tesoro Corp. 4.25%, 10/1/2017	4,175,000	4,310,688
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.50%, 10/15/2019 (a)(b)	4,610,000	4,575,425
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (a)	6,175,000	5,742,750
Ultra Petroleum Corp. 5.75%, 12/15/2018 (a)	4,878,000	4,499,955
Venoco, Inc. 8.88%, 2/15/2019 (b)(c)	5,302,000	2,916,100
W&T Offshore, Inc. 8.50%, 6/15/2019 (b)	11,400,000	7,467,000
Walter Energy, Inc. 9.50%, 10/15/2019 (a)(b)	10,650,000	8,094,000
Whiting Petroleum Corp.:
5.00%, 3/15/2019	11,335,000	10,598,225
6.50%, 10/1/2018 (b)	4,606,000	4,444,790
WPX Energy, Inc. 5.25%, 1/15/2017 (b)	3,075,000	3,105,750

		369,990,630

PAPER & FOREST PRODUCTS — 0.4%
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)	4,995,000	5,344,650
Stora Enso OYJ 6.40%, 4/15/2016 (a)(c)	200,000	212,500
Tembec Industries, Inc. 9.00%, 12/15/2019 (a)	5,650,000	5,558,188
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75%, 1/15/2019	5,150,000	5,150,000

		16,265,338

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 6.50%, 3/1/2019 (b)	4,182,000	4,171,545

PHARMACEUTICALS — 1.7%
Capsugel SA 7.00%, 5/15/2019 (a)	9,094,000	9,184,940
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	7,400,000	7,807,000
Endo Finance LLC & Endo Finco, Inc. 7.00%, 7/15/2019 (a)(b)	5,322,000	5,554,837
Hospira, Inc. 6.05%, 3/30/2017	8,629,000	9,303,486
NBTY, Inc. 9.00%, 10/1/2018 (b)	5,629,000	5,685,290
Valeant Pharmaceuticals International 6.88%, 12/1/2018 (a)	2,361,000	2,435,372
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/2018 (a)	24,970,000	26,562,337

		66,533,262

REAL ESTATE INVESTMENT TRUSTS — 0.6%
ARC Properties Operating Partnership LP:
2.00%, 2/6/2017	4,650,000	4,431,766

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

3.00%, 2/6/2019	$1,000,000	$925,316
Felcor Lodging LP 6.75%, 6/1/2019	5,570,000	5,785,559
iStar Financial, Inc.:
4.00%, 11/1/2017	6,030,000	5,864,175
5.00%, 7/1/2019	8,155,000	7,910,350

		24,917,166

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)	4,636,000	4,972,110
Realogy Group LLC/Realogy Co-Issuer Corp. 4.50%, 4/15/2019 (a)(b)	4,890,000	4,841,100
Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (a)	3,060,000	3,105,900
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	5,891,000	5,905,728

		18,824,838

RETAIL — 0.1%
Tops Holding Corp./Tops Markets LLC 8.88%, 12/15/2017	4,950,000	5,049,000

SEMICONDUCTORS — 0.5%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019	6,850,000	6,439,000
Sensata Technologies BV 6.50%, 5/15/2019 (a)(b)	7,826,000	8,119,475
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)(b)	6,790,000	6,705,125

		21,263,600

SOFTWARE — 0.6%
Blackboard, Inc. 7.75%, 11/15/2019 (a)	2,000,000	2,005,000
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)(b)	8,000,000	6,800,000
Eagle Midco, Inc. 9.00%, 6/15/2018 (a)(c)	5,378,000	5,499,005
Epicor Software Corp. 8.63%, 5/1/2019	3,300,000	3,465,000
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	5,900,000	6,298,250

		24,067,255

SPECIALTY RETAIL — 2.8%
Academy, Ltd./Academy Finance Corp. 9.25%, 8/1/2019 (a)	1,184,000	1,243,200
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019 (b)	3,245,000	3,350,463
Best Buy Co., Inc.:
3.75%, 3/15/2016 (b)	3,079,000	3,129,034
5.00%, 8/1/2018	4,814,000	4,979,481
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)(b)	5,316,000	4,704,660
Claire’s Stores, Inc.:
8.88%, 3/15/2019 (b)	3,274,000	2,651,940
9.00%, 3/15/2019 (a)(b)	12,350,000	12,164,750
GameStop Corp. 5.50%, 10/1/2019 (a)(b)	3,000,000	3,007,500
GRD Holdings III Corp. 10.75%, 6/1/2019 (a)	3,625,000	3,960,313
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	6,855,000	5,895,300
Jo-Ann Stores, Inc. 8.13%, 3/15/2019 (a)(b)	5,300,000	4,929,000
L Brands, Inc.:
6.90%, 7/15/2017	8,040,000	8,844,000
8.50%, 6/15/2019 (c)	5,100,000	6,043,500
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017 (b)	4,150,000	3,050,250
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)(b)	5,888,000	5,829,120
PC Nextco Holdings LLC/PC Nextco Finance, Inc. 8.75%, 8/15/2019	1,200,000	1,206,000
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(b)	4,505,000	4,718,987
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	7,480,000	7,592,200
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/2019	8,600,000	9,137,500
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	7,941,000	7,881,442
Toys R Us, Inc.:
7.38%, 10/15/2018 (b)	300,000	196,500
10.38%, 8/15/2017 (b)	7,650,000	6,081,750

		110,596,890

STORAGE/WAREHOUSING — 0.5%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)(b)	12,665,000	12,221,725
10.75%, 10/15/2019 (a)	6,800,000	5,848,000

		18,069,725

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Dell, Inc.:
2.30%, 9/10/2015 (b)	9,979,000	9,988,480
3.10%, 4/1/2016 (b)	6,100,000	6,130,500
5.65%, 4/15/2018	7,934,000	8,330,700
5.88%, 6/15/2019 (c)	2,650,000	2,809,000
Infor US, Inc.:
9.38%, 4/1/2019	10,618,000	11,361,260
11.50%, 7/15/2018	5,150,000	5,613,500
SRA International, Inc. 11.00%, 10/1/2019	1,000,000	1,062,500
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	11,800,000	11,918,000

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

7.38%, 11/15/2018 (b)	$2,879,000	$2,994,160

		60,208,100

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
INVISTA Finance LLC 4.25%, 10/15/2019 (a)(c)	6,095,000	6,095,000
Nine West Holdings, Inc. 8.25%, 3/15/2019 (a)	4,650,000	3,882,750

		9,977,750

THRIFTS & MORTGAGE FINANCE — 0.5%
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)	11,000,000	10,752,500
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	6,405,000	4,963,875
Ocwen Financial Corp. 6.63%, 5/15/2019 (a)(b)	3,775,000	3,454,125

		19,170,500

TRADING COMPANIES & DISTRIBUTORS — 0.2%
United Rentals North America, Inc. 5.75%, 7/15/2018	8,021,000	8,361,893

TRANSPORTATION INFRASTRUCTURE — 1.2%
Air Medical Group Holdings, Inc. 9.25%, 11/1/2018 (c)	4,578,000	4,772,565
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (a)	3,902,360	3,990,163
CMA CGM SA 8.50%, 4/15/2017 (a)(b)	6,370,000	6,481,475
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	10,840,000	10,731,600
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	4,195,000	4,226,463
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	5,200,000	4,576,000
PHI, Inc. 5.25%, 3/15/2019	6,250,000	5,312,500
XPO Logistics, Inc. 7.88%, 9/1/2019 (a)	5,170,000	5,402,650

		45,493,416

WIRELESS TELECOMMUNICATION SERVICES — 3.3%
Avaya, Inc. 7.00%, 4/1/2019 (a)	10,708,000	10,440,300
Nokia OYJ 5.38%, 5/15/2019	10,650,000	11,395,500
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	24,630,000	28,014,162
Sprint Nextel Corp.:
6.00%, 12/1/2016	16,298,000	17,048,115
8.38%, 8/15/2017 (b)	9,850,000	10,625,688
T-Mobile USA, Inc. 6.46%, 4/28/2019	12,400,000	12,896,000
Telecom Italia Capital SA:
5.25%, 10/1/2015	9,357,000	9,544,140
7.00%, 6/4/2018	11,650,000	12,931,500
7.18%, 6/18/2019	10,570,000	12,102,650
Ymobile Corp. 8.25%, 4/1/2018 (a)(c)	4,670,000	4,891,825

		129,889,880

TOTAL CORPORATE BONDS & NOTES —
(Cost $3,985,416,168)		3,801,965,783

	Shares
SHORT TERM INVESTMENTS — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	321,531,513	321,531,513
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	64,577,855	64,577,855

TOTAL SHORT TERM INVESTMENT — (g)
(Cost $386,109,368)		386,109,368

TOTAL INVESTMENTS — 107.2% (h)
(Cost $4,371,525,536)		4,188,075,151
OTHER ASSETS & LIABILITIES — (7.2)%		(282,955,375)

NET ASSETS — 100.0%		$3,905,119,776

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 32.5% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PIK = Payment in Kind
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 0.5%
Honeywell International, Inc. 0.28%, 11/17/2015 (a)	$1,000,000	$1,000,228
Rockwell Collins, Inc. 0.59%, 12/15/2016 (a)	350,000	350,057
United Technologies Corp. 0.73%, 6/1/2015 (a)(b)	538,000	538,942

		1,889,227

AUTOMOBILES — 2.9%
Daimler Finance North America LLC:
0.57%, 8/1/2017 (a)(c)	700,000	698,026
0.59%, 3/10/2017 (a)(c)	800,000	798,407
0.83%, 1/9/2015 (a)(c)	1,050,000	1,050,053
0.91%, 8/1/2016 (a)(c)	600,000	603,196
Nissan Motor Acceptance:
0.78%, 3/3/2017 (a)(c)	600,000	601,909
0.95%, 9/26/2016 (a)(c)	700,000	704,041
Toyota Motor Credit Corp.:
0.39%, 3/10/2015 (a)	1,540,000	1,540,403
0.39%, 9/18/2015 (a)	500,000	500,451
0.40%, 1/23/2015 (a)	200,000	200,019
0.43%, 5/16/2017 (a)	672,000	670,239
0.52%, 5/17/2016 (a)	1,100,000	1,102,108
Volkswagen Group of America Finance LLC:
0.45%, 5/23/2016 (a)(c)	700,000	699,292
0.60%, 5/23/2017 (a)(c)	700,000	697,985
Volkswagen International Finance NV:
0.56%, 11/18/2015 (a)(c)	500,000	500,945
0.67%, 11/18/2016 (a)(c)	1,000,000	1,002,397

		11,369,471

BANKS — 44.3%
Abbey National Treasury Services PLC 0.75%, 3/13/2017 (a)	500,000	499,869
ABN Amro Bank NV:
0.65%, 6/6/2016 (a)(c)	900,000	898,826
1.03%, 10/28/2016 (a)(c)	1,700,000	1,712,136
American Express Bank FSB 0.46%, 6/12/2017 (a)	500,000	497,467
American Express Centurion Bank 0.68%, 11/13/2015 (a)	550,000	550,970
Australia & New Zealand Banking Group Ltd.:
0.43%, 5/7/2015 (a)(c)	1,900,000	1,901,189
0.61%, 1/10/2017 (a)(c)	500,000	500,800
0.79%, 5/15/2018 (a)	1,065,000	1,067,490
Banco Santander Chile 1.13%, 4/11/2017 (a)(c)	1,000,000	995,536
Bank of Montreal:
0.48%, 7/14/2017 (a)	400,000	399,697
0.51%, 9/24/2015 (a)	1,772,000	1,773,887
0.71%, 9/11/2015 (a)	1,100,000	1,103,069
0.75%, 7/15/2016 (a)	1,030,000	1,034,706
0.83%, 4/9/2018 (a)	450,000	451,885
Banque Federative du Credit Mutuel SA:
1.08%, 1/20/2017 (a)(c)	600,000	604,124
1.08%, 10/28/2016 (a)(c)	1,250,000	1,257,861
Barclays Bank PLC:
0.78%, 12/9/2016 (a)	300,000	299,992
0.81%, 2/17/2017 (a)	1,000,000	1,000,820
BB&T Corp.:
0.89%, 2/1/2019 (a)	1,800,000	1,800,697
1.10%, 6/15/2018 (a)	150,000	151,480
BNP Paribas SA:
0.54%, 11/7/2015 (a)	600,000	599,086
0.69%, 5/7/2017 (a)	1,000,000	998,574
0.72%, 3/17/2017 (a)	657,000	656,394
0.83%, 12/12/2016 (a)	500,000	500,956
BPCE SA:
0.80%, 11/18/2016 (a)	500,000	500,349
0.87%, 6/17/2017 (a)(b)	100,000	100,165
1.08%, 2/10/2017 (a)(b)	1,000,000	1,006,623
1.48%, 4/25/2016 (a)	1,038,000	1,049,450
Branch Banking & Trust Co.:
0.56%, 9/13/2016 (a)	300,000	298,975
0.66%, 12/1/2016 (a)	450,000	450,410
Canadian Imperial Bank of Commerce/Canada 0.75%, 7/18/2016 (a)	915,000	918,783
Commonwealth Bank of Australia:
0.43%, 6/3/2016 (a)(c)	1,000,000	999,825
0.51%, 1/29/2015 (a)(c)	1,400,000	1,400,294
0.60%, 3/13/2017 (a)(c)	1,600,000	1,600,968
0.75%, 9/20/2016 (a)(c)	2,335,000	2,341,718
1.04%, 9/18/2015 (a)(c)	1,200,000	1,206,668
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.56%, 4/28/2017 (a)(b)	1,000,000	999,295
0.72%, 3/18/2016 (a)	1,250,000	1,253,737
Credit Agricole SA 1.11%, 10/3/2016 (a)(c)	1,000,000	1,006,234
Credit Agricole SA/London:
1.03%, 4/15/2019 (a)(c)	600,000	604,600
1.39%, 4/15/2016 (a)(c)	350,000	353,161
Credit Suisse of New York, NY:
0.54%, 3/11/2016 (a)	200,000	199,920
0.72%, 5/26/2017 (a)	1,950,000	1,947,617
DBS Group Holdings Ltd. 0.73%, 7/16/2019 (a)(c)	600,000	599,728
Deutsche Bank AG London:
0.71%, 5/30/2017 (a)	1,500,000	1,497,444
0.84%, 2/13/2017 (a)	900,000	901,290
Dexia Credit Local SA:
0.61%, 11/7/2016 (a)(c)	1,600,000	1,605,542
0.63%, 1/11/2017 (a)(c)	1,100,000	1,104,383
Export-Import Bank of Korea 0.98%, 1/14/2017 (a)	1,000,000	1,002,803
Fifth Third Bank:
0.64%, 2/26/2016 (a)	275,000	275,256
0.74%, 11/18/2016 (a)	975,000	977,064
HSBC Bank PLC 0.87%, 5/15/2018 (a)(b)(c)	800,000	803,195
HSBC USA, Inc.:
0.57%, 11/13/2017 (a)	300,000	299,822
0.84%, 11/13/2019 (a)	300,000	299,992

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ING Bank NV:
0.95%, 10/1/2019 (a)(c)	$1,500,000	$1,502,085
1.19%, 3/7/2016 (a)(b)(c)	700,000	703,620
1.89%, 9/25/2015 (a)(c)	860,000	868,831
Inter-American Development Bank 0.21%, 10/15/2015 (a)(b)	700,000	700,175
International Bank for Reconstruction & Development:
0.16%, 8/7/2015 (a)	2,000,000	2,000,778
0.16%, 1/14/2015 (a)	2,400,000	2,400,072
0.17%, 7/22/2015 (a)	962,000	961,673
International Finance Corp.:
0.17%, 1/28/2015 (a)	1,142,000	1,141,971
0.17%, 8/27/2015 (a)	900,000	900,371
0.19%, 8/1/2016 (a)	1,000,000	999,670
JPMorgan Chase Bank NA 0.65%, 6/2/2017 (a)	250,000	248,800
KeyBank NA 0.72%, 11/25/2016 (a)	600,000	601,564
Kfw:
0.18%, 10/30/2015 (a)	2,000,000	1,999,758
0.21%, 1/23/2015 (a)	2,000,000	2,000,050
0.22%, 7/9/2015 (a)	1,450,000	1,450,151
0.31%, 3/13/2015 (a)	850,000	850,399
Kommunalbanken AS:
0.25%, 1/26/2015 (a)(c)	1,564,000	1,564,044
0.32%, 3/18/2016 (a)(c)	1,900,000	1,900,553
0.35%, 5/2/2017 (a)(c)	500,000	500,223
0.41%, 2/20/2018 (a)(c)	1,174,000	1,175,058
0.46%, 4/1/2015 (a)(c)	500,000	500,155
0.63%, 3/27/2017 (a)(c)	3,750,000	3,775,984
Kommuninvest I Sverige AB 0.27%, 3/26/2015 (a)(c)	1,550,000	1,549,983
Kookmin Bank:
1.11%, 1/27/2017 (a)	1,100,000	1,107,293
1.48%, 10/11/2016 (a)	600,000	606,829
Landwirtschaftliche Rentenbank 0.44%, 3/15/2016 (a)(c)	800,000	801,512
Macquarie Bank, Ltd.:
0.69%, 6/15/2016 (a)(c)	1,000,000	1,001,097
0.86%, 10/27/2017 (a)(c)	500,000	500,547
1.05%, 3/24/2017 (a)(c)	600,000	602,603
Manufacturers & Traders Trust Co.:
0.54%, 3/7/2016 (a)	225,000	224,901
0.61%, 1/30/2017 (a)	700,000	699,205
Mizuho Bank, Ltd.:
0.66%, 4/16/2017 (a)(b)(c)	600,000	600,267
0.70%, 9/25/2017 (a)(c)	400,000	400,301
MUFG Union Bank NA 1.00%, 9/26/2016 (a)	600,000	603,077
National Australia Bank, Ltd.:
0.49%, 12/9/2016 (a)(c)	500,000	499,786
0.53%, 1/22/2015 (a)(c)	2,605,000	2,605,425
0.54%, 6/30/2017 (a)(c)	250,000	249,877
0.61%, 3/17/2017 (a)(c)	800,000	801,884
0.78%, 7/25/2016 (a)(b)	2,350,000	2,359,463
1.36%, 8/7/2015 (a)	300,000	301,973
National City Bank 0.61%, 6/7/2017 (a)	440,000	437,926
Nederlandse Waterschapsbank NV:
0.32%, 11/4/2015 (a)(c)	600,000	600,241
0.43%, 10/18/2016 (a)(c)	925,000	927,631
0.46%, 2/14/2018 (a)(c)	2,350,000	2,363,747
Nordea Bank AB:
0.62%, 4/4/2017 (a)(c)	700,000	700,781
0.69%, 5/13/2016 (a)(c)	584,000	585,356
PNC Bank NA:
0.53%, 8/1/2017 (a)	400,000	398,543
0.55%, 4/29/2016 (a)	900,000	898,600
Royal Bank of Canada:
0.44%, 4/29/2015 (a)	1,180,000	1,180,759
0.46%, 1/6/2015 (a)	2,400,000	2,400,019
0.46%, 12/16/2015 (a)	1,800,000	1,803,181
0.48%, 6/16/2017 (a)	400,000	399,494
0.49%, 10/13/2017 (a)	1,000,000	999,168
0.56%, 1/23/2017 (a)	1,400,000	1,402,272
0.61%, 3/8/2016 (a)	1,300,000	1,302,249
0.70%, 9/9/2016 (a)	1,000,000	1,003,682
0.77%, 3/15/2019 (a)(b)	1,000,000	1,007,403
Royal Bank of Scotland Group PLC 1.20%, 3/31/2017 (a)(b)	600,000	601,854
Shinhan Bank 0.88%, 4/8/2017 (a)(c)	600,000	601,474
Standard Chartered PLC 0.58%, 9/8/2017 (a)(b)(c)	400,000	398,078
Sumitomo Mitsui Banking Corp.:
0.55%, 7/11/2017 (a)	600,000	597,457
0.66%, 1/10/2017 (a)	800,000	799,040
0.90%, 7/19/2016 (a)	350,000	351,609
Sumitomo Mitsui Trust Bank, Ltd. 1.02%, 9/16/2016 (a)(c)	500,000	502,946
Suncorp-Metway, Ltd. 0.95%, 3/28/2017 (a)(c)	600,000	600,892
SunTrust Bank/Atlanta GA 0.52%, 8/24/2015 (a)	373,000	372,253
Svensk Exportkredit AB 0.42%, 6/12/2017 (a)	1,000,000	1,001,239
Svenska Handelsbanken AB:
0.70%, 3/21/2016 (a)	1,280,000	1,284,084
0.72%, 9/23/2016 (a)	1,100,000	1,104,112
0.73%, 6/17/2019 (a)	500,000	500,413
Swedish Export Credit 0.28%, 1/5/2015 (a)	584,000	584,000
The Bank of New York Mellon Corp.:
0.46%, 10/23/2015 (a)	450,000	450,481
0.46%, 3/4/2016 (a)	584,000	584,048
0.68%, 3/6/2018 (a)(b)	146,000	146,648
The Bank Of New York Mellon Corp. 0.72%, 9/11/2019 (a)	500,000	499,288
The Bank of New York Mellon Corp. 0.79%, 8/1/2018 (a)	370,000	370,777
The Bank of Nova Scotia:
0.54%, 4/11/2017 (a)	700,000	698,580
0.64%, 3/15/2016 (a)	492,000	493,371
0.66%, 12/13/2016 (a)	900,000	902,229
0.75%, 7/15/2016 (a)	1,314,000	1,317,001
1.27%, 1/12/2015 (a)	600,000	600,118

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.55%, 9/8/2017 (a)(c)	$600,000	$593,958
0.65%, 3/10/2017 (a)(c)	1,000,000	995,011
0.68%, 2/26/2016 (a)(c)	826,000	826,780
0.85%, 9/9/2016 (a)(c)	850,000	853,110
The Korea Development Bank 0.86%, 1/22/2017 (a)	900,000	901,913
The Toronto-dominion Bank 0.40%, 7/13/2016 (a)	900,000	899,035
The Toronto-Dominion Bank:
0.41%, 5/1/2015 (a)	4,300,000	4,302,589
0.47%, 5/2/2017 (a)	1,150,000	1,147,059
0.70%, 7/2/2019 (a)	1,400,000	1,399,381
0.70%, 9/9/2016 (a)	3,500,000	3,509,376
0.78%, 4/30/2018 (a)	810,000	813,468
0.79%, 11/5/2019 (a)	600,000	601,125
US Bancorp 0.72%, 11/15/2018 (a)	900,000	903,071
US Bank NA:
0.35%, 4/22/2016 (a)	2,000,000	1,999,926
0.44%, 9/11/2017 (a)	500,000	499,711
0.46%, 1/30/2017 (a)	1,500,000	1,500,567
0.71%, 10/28/2019 (a)	1,000,000	1,002,349
Wachovia Corp.:
0.51%, 6/15/2017 (a)	1,800,000	1,796,159
0.57%, 10/28/2015 (a)	900,000	899,867
0.60%, 10/15/2016 (a)	1,600,000	1,593,534
Wells Fargo & Co.:
0.43%, 10/28/2015 (a)	2,520,000	2,520,282
0.53%, 6/2/2017 (a)	500,000	497,834
0.69%, 4/22/2019 (a)	500,000	499,149
0.76%, 7/20/2016 (a)	800,000	802,462
0.86%, 4/23/2018 (a)	1,961,000	1,964,212
1.17%, 6/26/2015 (a)	1,130,000	1,135,003
Wells Fargo Bank NA:
0.38%, 6/2/2016 (a)	2,300,000	2,296,992
0.44%, 5/16/2016 (a)	2,175,000	2,169,032
0.51%, 7/20/2015 (a)	2,250,000	2,252,403
0.57%, 3/15/2016 (a)	700,000	698,950
Westpac Banking Corp.:
0.56%, 5/19/2017 (a)	1,600,000	1,599,195
0.60%, 12/1/2017 (a)	400,000	398,491
0.66%, 11/25/2016 (a)	1,072,000	1,074,781
0.97%, 7/30/2018 (a)(b)	600,000	605,068
1.01%, 9/25/2015 (a)	1,775,000	1,784,317

		173,232,795

BEVERAGES — 1.1%
Anheuser-Busch InBev Finance, Inc. 0.42%, 1/27/2017 (a)	500,000	498,460
PepsiCo, Inc.:
0.43%, 7/30/2015 (a)	600,000	600,177
0.44%, 2/26/2016 (a)	1,542,000	1,543,766
SABMiller Holdings, Inc. 0.92%, 8/1/2018 (a)(b)(c)	400,000	401,267
The Coca-Cola Co.:
0.21%, 3/5/2015 (a)	800,000	800,006
0.33%, 11/1/2016 (a)	600,000	600,211

		4,443,887

BIOTECHNOLOGY — 0.2%
Amgen, Inc. 0.61%, 5/22/2017 (a)(b)	800,000	798,276

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 1.36%, 6/30/2017 (a)	375,000	379,111

CAPITAL MARKETS — 6.5%
Morgan Stanley:
0.68%, 10/18/2016 (a)	2,000,000	1,993,998
0.71%, 10/15/2015 (a)	2,850,000	2,854,663
0.97%, 7/23/2019 (a)	400,000	398,399
1.08%, 1/24/2019 (a)(b)	500,000	500,986
1.48%, 2/25/2016 (a)	1,365,000	1,376,041
1.51%, 4/25/2018 (a)(b)	1,400,000	1,422,278
Svensk Exportkredit AB 0.53%, 1/23/2017 (a)	550,000	552,033
The Bear Stearns Cos LLC 0.62%, 11/21/2016 (a)	1,638,000	1,634,000
The Goldman Sachs Group, Inc.:
0.63%, 7/22/2015 (a)	2,366,000	2,365,633
0.70%, 3/22/2016 (a)	5,781,000	5,768,108
0.73%, 1/12/2015 (a)(b)	1,483,000	1,483,033
1.04%, 12/15/2017 (a)	850,000	848,745
1.25%, 10/23/2019 (a)(b)	1,000,000	1,004,647
1.33%, 11/15/2018 (a)	1,100,000	1,110,779
1.43%, 4/30/2018 (a)	2,450,000	2,478,746

		25,792,089

CHEMICALS — 0.1%
Monsanto Co. 0.43%, 11/7/2016 (a)	500,000	498,896

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.:
0.28%, 9/3/2015 (a)	1,200,000	1,200,031
0.51%, 3/3/2017 (a)	1,150,000	1,150,200
0.73%, 3/1/2019 (a)	672,000	675,282

		3,025,513

CONSUMER FINANCE — 1.4%
Caterpillar Financial Services Corp.:
0.46%, 3/3/2017 (a)	600,000	599,728
0.47%, 2/26/2016 (a)	750,000	750,809
0.58%, 2/9/2015 (a)	730,000	730,266
Hyundai Capital Services, Inc. 1.04%, 3/18/2017 (a)(c)	600,000	598,796
John Deere Capital Corp.:
0.30%, 1/12/2015 (a)	550,000	550,011
0.33%, 4/12/2016 (a)	1,000,000	999,321
0.33%, 2/25/2016 (a)	900,000	900,270
0.36%, 6/15/2015 (a)	470,000	470,119

		5,599,320

DIVERSIFIED FINANCIAL SERVICES — 17.9%
American Express Co. 0.82%, 5/22/2018 (a)	950,000	949,971
American Express Credit Corp.:
0.50%, 6/5/2017 (a)	750,000	748,716

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

0.55%, 9/22/2017 (a)	$600,000	$596,587
0.72%, 8/15/2019 (a)	500,000	496,377
0.74%, 7/29/2016 (a)	1,300,000	1,304,868
0.79%, 3/18/2019 (a)	1,100,000	1,095,413
1.34%, 6/12/2015 (a)	1,000,000	1,004,094
American Honda Finance Corp.:
0.36%, 9/2/2016 (a)	600,000	598,842
0.40%, 7/14/2017 (a)	500,000	498,868
0.55%, 12/11/2017 (a)	350,000	349,781
0.61%, 5/26/2016 (a)(c)	1,400,000	1,402,652
0.73%, 10/7/2016 (a)	850,000	853,710
Bank of America Corp.:
0.49%, 10/14/2016 (a)	600,000	595,571
0.69%, 1/15/2015 (a)(b)	472,000	472,024
0.78%, 5/2/2017 (a)	200,000	198,164
0.84%, 8/25/2017 (a)	500,000	499,461
1.07%, 3/22/2016 (a)	1,417,000	1,422,720
1.13%, 4/1/2019 (a)	1,500,000	1,502,482
1.27%, 1/15/2019 (a)	1,000,000	1,014,207
1.32%, 3/22/2018 (a)	1,577,000	1,588,522
Bank of America NA:
0.52%, 6/15/2016 (a)	1,100,000	1,092,568
0.54%, 6/15/2017 (a)	1,500,000	1,478,389
0.70%, 11/14/2016 (a)	1,200,000	1,198,874
0.70%, 2/14/2017 (a)	1,300,000	1,296,181
Caisse Centrale Desjardins 0.51%, 10/29/2015 (a)(c)	600,000	600,140
Citigroup, Inc.:
0.51%, 6/9/2016 (a)	2,810,000	2,783,120
0.75%, 5/1/2017 (a)(b)	1,300,000	1,296,693
0.78%, 3/10/2017 (a)	1,200,000	1,197,120
0.91%, 11/15/2016 (a)	1,000,000	1,000,314
0.93%, 11/24/2017 (a)	800,000	800,199
1.05%, 4/1/2016 (a)	800,000	802,805
1.19%, 7/25/2016 (a)	2,750,000	2,767,418
1.93%, 5/15/2018 (a)	1,600,000	1,652,835
Ford Motor Credit Co. LLC:
0.76%, 9/8/2017 (a)	800,000	794,491
1.07%, 3/12/2019 (a)	1,100,000	1,093,694
1.16%, 11/4/2019 (a)	600,000	600,269
1.48%, 5/9/2016 (a)	700,000	706,091
General Electric Capital Corp.:
0.40%, 2/15/2017 (a)	400,000	398,569
0.43%, 1/8/2016 (a)(b)	1,730,000	1,729,484
0.43%, 5/11/2016 (a)	910,000	910,232
0.46%, 1/14/2016 (a)	600,000	599,998
0.50%, 8/7/2018 (a)	1,000,000	989,936
0.51%, 5/15/2017 (a)	500,000	499,160
0.61%, 7/10/2015 (a)	1,020,000	1,021,783
0.61%, 1/9/2015 (a)	1,300,000	1,300,060
0.74%, 1/14/2019 (a)	600,000	600,235
0.83%, 1/8/2016 (a)	1,490,000	1,495,549
0.84%, 12/11/2015 (a)	150,000	150,686
0.88%, 7/12/2016 (a)	1,200,000	1,208,176
0.97%, 4/2/2018 (a)(b)	500,000	504,645
1.10%, 5/9/2016 (a)	1,025,000	1,034,211
HSBC Finance Corp. 0.66%, 6/1/2016 (a)	1,450,000	1,446,835
JPMorgan Chase & Co.:
0.68%, 4/23/2015 (a)	3,914,000	3,915,339
0.68%, 11/18/2016 (a)	1,000,000	999,599
0.75%, 2/15/2017 (a)	2,000,000	1,994,950
0.78%, 4/25/2018 (a)	1,000,000	997,707
0.85%, 2/26/2016 (a)	3,330,000	3,336,593
0.86%, 1/28/2019 (a)(b)	1,000,000	999,990
0.89%, 10/15/2015 (a)	876,000	878,466
1.13%, 1/25/2018 (a)	3,350,000	3,376,308
1.30%, 3/20/2015 (a)	419,000	419,688
Macquarie Group, Ltd. 1.23%, 1/31/2017 (a)(c)	300,000	302,826
Nomura Holdings, Inc. 1.69%, 9/13/2016 (a)(b)	250,000	253,613
Toyota Motor Credit Corp. 0.35%, 9/23/2016 (a)	350,000	349,622
UBS AG of Stamford, CT 0.87%, 8/14/2019 (a)	500,000	501,567

		70,570,058

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
America Movil SAB de CV 1.24%, 9/12/2016 (a)	900,000	906,438
AT&T, Inc.:
0.62%, 2/12/2016 (a)	1,426,000	1,425,980
0.68%, 3/30/2017 (a)	900,000	899,601
0.91%, 3/11/2019 (a)	700,000	704,588
Verizon Communications, Inc.:
0.44%, 3/6/2015 (a)(c)	246,000	246,025
0.64%, 6/9/2017 (a)	2,100,000	2,095,865
1.77%, 9/15/2016 (a)	2,900,000	2,952,577
1.99%, 9/14/2018 (a)	2,000,000	2,080,514
Vodafone Group PLC 0.62%, 2/19/2016 (a)	857,000	856,802

		12,168,390

ELECTRIC UTILITIES — 0.1%
Duke Energy Corp. 0.64%, 4/3/2017 (a)	350,000	350,468

FOOD & STAPLES RETAILING — 0.2%
The Kroger Co. 0.76%, 10/17/2016 (a)	800,000	798,702

FOOD PRODUCTS — 0.5%
ConAgra Foods, Inc. 0.60%, 7/21/2016 (a)	600,000	598,520
General Mills, Inc. 0.53%, 1/29/2016 (a)	700,000	700,171
Mondelez International, Inc. 0.75%, 2/1/2019 (a)	600,000	593,305

		1,891,996

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Becton Dickinson and Co. 0.69%, 6/15/2016 (a)	500,000	500,119
Medtronic, Inc. 1.04%, 3/15/2020 (a)(b)(c)	400,000	399,578

		899,697

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Roche Holdings, Inc.:
0.34%, 9/29/2017 (a)(b)(c)	$400,000	$400,086
0.60%, 9/30/2019 (a)(c)	400,000	399,417

		799,503

HOUSEHOLD PRODUCTS — 0.3%
Kimberly-Clark Corp. 0.28%, 5/19/2016 (a)	400,000	399,878
The Procter & Gamble Co. 0.31%, 11/4/2016 (a)	700,000	697,061

		1,096,939

INDUSTRIAL CONGLOMERATES — 0.1%
Tyco Electronics Group SA 0.43%, 1/29/2016 (a)	400,000	399,886

INSURANCE — 2.0%
Berkshire Hathaway Finance Corp.:
0.36%, 8/14/2017 (a)	600,000	598,672
0.38%, 1/10/2017 (a)	500,000	499,598
Jackson National Life Global Funding 0.61%, 9/30/2015 (a)(c)	350,000	350,502
MetLife Institutional Funding II 0.60%, 1/6/2015 (a)(c)	750,000	750,009
Metropolitan Life Global Funding I:
0.38%, 6/23/2016 (a)(c)	800,000	798,598
0.61%, 4/10/2017 (a)(c)	1,700,000	1,704,583
0.76%, 7/15/2016 (a)(c)	200,000	200,853
New York Life Global Funding:
0.29%, 10/5/2015 (a)(c)	450,000	449,966
0.34%, 9/6/2016 (a)(c)	500,000	499,894
0.58%, 5/23/2016 (a)(c)	700,000	702,416
Pricoa Global Funding I 0.50%, 8/19/2015 (a)(c)	350,000	350,285
Principal Life Global Funding II 0.61%, 5/27/2016 (a)(b)(c)	300,000	300,799
Prudential Financial, Inc. 1.01%, 8/15/2018 (a)	800,000	804,834

		8,011,009

INTERNET SOFTWARE & SERVICES — 0.5%
Alibaba Group Holding, Ltd. 0.76%, 11/28/2017 (a)(b)(c)	600,000	601,180
eBay, Inc.:
0.43%, 7/28/2017 (a)	600,000	596,638
0.71%, 8/1/2019 (a)(b)	600,000	588,519

		1,786,337

MEDIA — 0.8%
NBCUniversal Enterprise, Inc.:
0.77%, 4/15/2016 (a)(c)	584,000	585,054
0.92%, 4/15/2018 (a)(c)	1,319,000	1,329,974
The Walt Disney Co. 0.22%, 2/11/2015 (a)	1,050,000	1,050,016

		2,965,044

METALS & MINING — 0.9%
Anglo American Capital PLC 1.18%, 4/15/2016 (a)(c)	600,000	600,604
BHP Billiton Finance USA, Ltd. 0.51%, 9/30/2016 (a)	950,000	949,661
Glencore Funding LLC:
1.40%, 5/27/2016 (a)(c)	657,000	660,274
1.59%, 1/15/2019 (a)(c)	700,000	711,822
Rio Tinto Finance USA PLC 1.08%, 6/17/2016 (a)	578,000	580,098

		3,502,459

MULTI-NATIONAL — 2.2%
Asian Development Bank:
0.17%, 5/29/2015 (a)	1,200,000	1,199,856
0.17%, 5/13/2016 (a)	500,000	499,865
Inter-American Development Bank:
0.17%, 7/29/2015 (a)	1,000,000	1,000,153
0.18%, 6/12/2017 (a)	400,000	399,998
0.18%, 10/23/2015 (a)	2,350,000	2,350,143
0.20%, 2/11/2016 (a)(b)	1,550,000	1,550,233
0.23%, 12/12/2016 (a)	229,000	229,196
0.27%, 9/12/2018 (a)	750,000	753,300
0.27%, 1/15/2019 (a)	600,000	600,465

		8,583,209

OIL, GAS & CONSUMABLE FUELS — 5.7%
BP Capital Markets PLC:
0.56%, 11/6/2015 (a)	1,100,000	1,100,994
0.65%, 11/7/2016 (a)	400,000	400,067
0.88%, 9/26/2018 (a)(b)	1,165,000	1,154,379
Canadian Natural Resources, Ltd. 0.63%, 3/30/2016 (a)	500,000	499,109
Chevron Corp.:
0.33%, 11/9/2016 (a)	500,000	500,077
0.40%, 11/15/2017 (a)	750,000	749,125
0.64%, 11/15/2019 (a)	750,000	751,054
CNPC General Capital, Ltd. 1.13%, 5/14/2017 (a)(c)	900,000	901,430
Devon Energy Corp.:
0.69%, 12/15/2015 (a)	600,000	600,263
0.78%, 12/15/2016 (a)	600,000	597,328
Enbridge, Inc.:
0.68%, 6/2/2017 (a)(b)	600,000	597,404
0.91%, 10/1/2016 (a)(b)	350,000	349,819
Exxon Mobil Corp.:
0.28%, 3/15/2017 (a)	800,000	799,434
0.39%, 3/15/2019 (a)	600,000	599,969
Petrobras Global Finance BV:
1.85%, 5/20/2016 (a)(b)	1,125,000	1,065,937
2.37%, 1/15/2019 (a)	1,300,000	1,153,204
2.60%, 3/17/2017 (a)	2,000,000	1,846,200
Petroleos Mexicanos 2.25%, 7/18/2018 (a)	450,000	454,950
Shell International Finance BV:
0.30%, 11/10/2015 (a)	1,000,000	1,000,406
0.44%, 11/15/2016 (a)	1,000,000	1,000,354
Sinopec Group Overseas Development 2014, Ltd.:
1.01%, 4/10/2017 (a)(c)	1,400,000	1,401,873
1.15%, 4/10/2019 (a)(c)	600,000	600,496
Statoil ASA:
0.43%, 11/9/2017 (a)	500,000	499,001
0.52%, 5/15/2018 (a)	669,000	668,128
0.69%, 11/8/2018 (a)	900,000	901,352

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Total Capital Canada, Ltd. 0.61%, 1/15/2016 (a)	$1,280,000	$1,282,249
Total Capital International SA 0.80%, 8/10/2018 (a)	600,000	603,205
TransCanada PipeLines, Ltd. 0.94%, 6/30/2016 (a)	550,000	552,602

		22,630,409

PERSONAL PRODUCTS — 0.2%
The Procter & Gamble Co. 0.50%, 11/1/2019 (a)	600,000	601,704

PHARMACEUTICALS — 1.7%
AbbVie, Inc. 0.99%, 11/6/2015 (a)	1,000,000	1,003,093
Bayer US Finance LLC:
0.48%, 10/7/2016 (a)(c)	400,000	400,139
0.54%, 10/6/2017 (a)(c)	400,000	399,344
Johnson & Johnson 0.31%, 11/28/2016 (a)	1,000,000	1,000,732
McKesson Corp. 0.64%, 9/10/2015 (a)	600,000	600,187
Merck & Co., Inc.:
0.42%, 5/18/2016 (a)	814,000	815,025
0.59%, 5/18/2018 (a)	1,352,000	1,354,280
Pfizer, Inc.:
0.38%, 5/15/2017 (a)	600,000	599,554
0.54%, 6/15/2018 (a)	495,000	495,357

		6,667,711

ROAD & RAIL — 0.1%
Canadian National Railway Co. 0.43%, 11/6/2015 (a)	409,000	409,131

SOFTWARE — 0.5%
Oracle Corp.:
0.43%, 7/7/2017 (a)	800,000	799,202
0.81%, 1/15/2019 (a)(b)	1,100,000	1,107,869

		1,907,071

SPECIALTY RETAIL — 0.1%
Walgreens Boots Alliance, Inc. 0.68%, 5/18/2016 (a)	600,000	599,982

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.:
0.28%, 5/3/2016 (a)	1,176,000	1,176,014
0.30%, 5/5/2017 (a)	1,200,000	1,195,800
0.48%, 5/3/2018 (a)	2,439,000	2,440,637
0.53%, 5/6/2019 (a)	1,200,000	1,200,488
Hewlett-Packard Co. 1.17%, 1/14/2019 (a)	900,000	884,601
International Business Machines Corp.:
0.21%, 2/4/2015 (a)	1,800,000	1,800,065
0.26%, 7/29/2015 (a)	650,000	649,968
0.30%, 2/5/2016 (a)	1,000,000	999,866
0.60%, 2/12/2019 (a)	400,000	401,125

		10,748,564

TOBACCO — 0.1%
Philip Morris International, Inc. 0.28%, 2/26/2015 (a)	460,000	460,022

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telefonica Emisiones SAU 0.90%, 6/23/2017 (a)	200,000	199,746

TOTAL CORPORATE BONDS & NOTES —
(Cost $385,927,133)		386,077,861

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
BANKS — 0.3%
Bank Nederlandse Gemeenten NV 0.40%, 7/18/2016 (a)(c)	1,292,000	1,293,660

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Export Development Canada 0.17%, 6/17/2015 (a)(c)	1,000,000	999,880

MULTI-NATIONAL — 0.2%
Asian Development Bank 0.26%, 2/28/2018 (a)	1,000,000	999,334

REGIONAL (STATE/PROVINCE) — 0.4%
Province of Ontario Canada:
0.28%, 8/13/2015 (a)	800,000	799,887
0.41%, 4/1/2015 (a)	650,000	650,195

		1,450,082

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $4,741,168)		4,742,956

	Shares
SHORT TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS — 3.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	11,787,828	11,787,828
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	2,835,630	2,835,630

TOTAL SHORT TERM INVESTMENT — (g)
(Cost $14,623,458)		14,623,458

TOTAL INVESTMENTS — 103.0% (h)
(Cost $405,291,759)		405,444,275
OTHER ASSETS & LIABILITIES — (3.0)%		(11,677,319)

NET ASSETS — 100.0%		$393,766,956

(a)	Variable rate security — Rate shown is rate in effect at December 31, 2014. Maturity date shown is the final maturity.
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 21.0% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.6%
ARGENTINA — 0.2%
YPF SA 8.75%, 4/4/2024 (a)(b)	50,000	$50,813

BARBADOS — 0.3%
Columbus International, Inc. 7.38%, 3/30/2021 (a)(b)	75,000	78,000

BERMUDA — 0.9%
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	215,250

BRAZIL — 6.4%
Banco BTG Pactual SA 4.00%, 1/16/2020 (a)	100,000	89,000
Banco do Brasil SA 3.88%, 10/10/2022 (b)	175,000	160,562
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)(b)	150,000	155,445
Banco Votorantim SA 5.25%, 2/11/2016 (a)	100,000	101,900
BRF SA 4.75%, 5/22/2024 (a)	100,000	97,125
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	150,000	144,000
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)(b)	100,000	106,600
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (a)(b)	150,000	140,400
Odebrecht Offshore Drilling Finance, Ltd. 6.75%, 10/1/2022 (a)(b)	94,250	86,239
Samarco Mineracao SA 5.75%, 10/24/2023 (a)	100,000	95,500
Suzano Trading, Ltd. 5.88%, 1/23/2021 (a)	100,000	102,200
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)(b)	150,000	138,750
Vale SA 5.63%, 9/11/2042	50,000	46,571

		1,464,292

BRITISH VIRGIN ISLANDS — 9.3%
China Cinda Finance 2014, Ltd. 5.63%, 5/14/2024 (a)	100,000	105,569
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021 (a)	100,000	106,452
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	350,000	331,242
4.25%, 5/9/2043	125,000	122,658
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	202,318
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)	200,000	203,100
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	100,000	105,612
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	95,340
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	150,000	152,666
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024 (a)	200,000	209,788
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (a)	100,000	97,824
State Grid Overseas Investment 2014, Ltd.:
2.75%, 5/7/2019 (a)	150,000	150,630
4.13%, 5/7/2024 (a)	50,000	52,568
Talent Yield Investments, Ltd. 4.50%, 4/25/2022 (a)	100,000	104,688
TSMC Global, Ltd. 1.63%, 4/3/2018 (a)	100,000	98,152

		2,138,607

CANADA — 1.2%
CNOOC Nexen Finance 2014 ULC 1.63%, 4/30/2017	50,000	49,756
Nexen Energy ULC 6.40%, 5/15/2037	50,000	62,277
Pacific Rubiales Energy Corp.:
5.13%, 3/28/2023 (a)(b)	100,000	78,750
5.38%, 1/26/2019 (a)(b)	100,000	86,150

		276,933

CAYMAN ISLANDS — 9.5%
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)(b)	200,000	201,500
Fibria Overseas Finance, Ltd. 5.25%, 5/12/2024 (b)	100,000	99,350
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (a)	200,000	207,212
4.63%, 1/13/2022 (a)	300,000	325,033
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	125,000
Petrobras International Finance Co.:
3.50%, 2/6/2017 (b)	300,000	286,473
5.38%, 1/27/2021 (b)	150,000	138,985
6.75%, 1/27/2041 (b)	150,000	136,436
Saudi Electricity Global Sukuk Co. 3 5.50%, 4/8/2044 (a)	125,000	134,688
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	125,000	119,814
5.63%, 9/15/2019 (b)	200,000	212,804
6.88%, 11/21/2036	200,000	210,838

		2,198,133

CHILE — 4.4%
Banco Santander Chile 3.88%, 9/20/2022 (a)(b)	150,000	148,422
Cencosud SA 4.88%, 1/20/2023 (a)(b)	100,000	98,307
Colbun SA 4.50%, 7/10/2024 (a)	100,000	99,926
Corp Nacional del Cobre de Chile:
3.00%, 7/17/2022 (a)(b)	200,000	191,863
5.63%, 9/21/2035 (a)	125,000	140,195
Corpbanca SA 3.13%, 1/15/2018 (b)	100,000	99,375
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)	100,000	101,453

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

GNL Quintero SA 4.63%, 7/31/2029 (a)	125,000	$126,512

		1,006,053

CHINA — 3.6%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019 (a)(b)	100,000	98,652
3.13%, 11/28/2021 (a)	100,000	98,798
3.60%, 11/28/2024 (a)	75,000	74,388
4.50%, 11/28/2034 (a)	25,000	25,700
Baidu, Inc. 3.25%, 8/6/2018	100,000	102,221
China Resources Land, Ltd. 4.63%, 5/19/2016 (a)	100,000	103,078
Country Garden Holdings Co., Ltd. 7.88%, 5/27/2019 (a)	125,000	126,375
Tencent Holdings, Ltd. 3.38%, 5/2/2019 (a)	200,000	203,288

		832,500

COLOMBIA — 3.0%
Bancolombia SA 5.95%, 6/3/2021	100,000	107,250
Ecopetrol SA:
5.88%, 9/18/2023 (b)	50,000	52,937
7.38%, 9/18/2043	100,000	108,000
7.63%, 7/23/2019 (b)	100,000	114,500
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)(b)	100,000	96,750
SUAM Finance BV 4.88%, 4/17/2024 (a)	100,000	100,000
Transportadora de Gas Internacional SA ESP 5.70%, 3/20/2022 (a)(b)	100,000	104,990

		684,427

HONG KONG — 0.9%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)	100,000	93,500
Noble Group, Ltd. 6.75%, 1/29/2020 (a)(b)	100,000	111,490

		204,990

INDIA — 1.9%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	209,016
State Bank of India 3.62%, 4/17/2019 (a)	225,000	228,167

		437,183

INDONESIA — 1.6%
Pertamina Persero PT:
4.30%, 5/20/2023 (a)(b)	100,000	95,500
6.00%, 5/3/2042 (a)(b)	100,000	97,625
6.45%, 5/30/2044 (a)	75,000	78,300
Perusahaan Gas Negara Persero Tbk PT 5.13%, 5/16/2024 (a)	100,000	103,300

		374,725

IRELAND — 2.5%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	100,000	93,049
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020 (a)(b)	100,000	75,882
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 5.55%, 10/28/2020 (a)	100,000	90,600
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023 (a)	100,000	79,000
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)(b)	100,000	74,000
OJSC Novolipetsk Steel via Steel Funding, Ltd. 4.45%, 2/19/2018 (a)	100,000	88,500
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)	100,000	72,750

		573,781

ISRAEL — 1.4%
B Communications, Ltd. 7.38%, 2/15/2021 (a)	100,000	105,750
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)(c)	100,000	107,250
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/2022	100,000	97,406

		310,406

JAMAICA — 0.8%
Digicel, Ltd. 6.00%, 4/15/2021 (a)	200,000	187,000

KAZAKHSTAN — 0.5%
KazMunayGas National Co. JSC 7.00%, 5/5/2020 (a)	100,000	103,925

LUXEMBOURG — 5.9%
ALROSA Finance SA 7.75%, 11/3/2020 (a)	50,000	47,000
CSN Resources SA 6.50%, 7/21/2020 (a)(b)	100,000	92,000
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	89,750
Gazprom Neft OAO Via GPN Capital SA 4.38%, 9/19/2022 (a)	100,000	73,000
Gazprom OAO Via Gaz Capital SA:
6.51%, 3/7/2022 (a)	100,000	89,525
7.29%, 8/16/2037 (a)	100,000	90,400
9.25%, 4/23/2019 (a)	300,000	305,850
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (a)	150,000	123,375
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)	100,000	88,123
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (a)	100,000	92,291
TNK-BP Finance SA 7.50%, 7/18/2016 (a)	100,000	95,925

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	200,000	$172,500

		1,359,739

MALAYSIA — 0.8%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (a)(b)	175,000	193,849

MEXICO — 13.1%
Alfa SAB de CV:
5.25%, 3/25/2024 (a)(b)	50,000	52,000
6.88%, 3/25/2044 (a)	25,000	27,281
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	50,000	47,900
5.00%, 3/30/2020	300,000	330,822
6.13%, 3/30/2040	125,000	147,901
Banco Inbursa SA Institucion de Banca Multiple 4.13%, 6/6/2024 (a)(b)	150,000	147,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/9/2022 (a)	150,000	148,530
BBVA Bancomer SA 4.38%, 4/10/2024 (a)(b)	150,000	150,750
Cemex SAB de CV 5.70%, 1/11/2025 (a)(b)	250,000	242,500
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	100,000	101,821
3.88%, 11/26/2023 (b)	50,000	52,493
Comision Federal de Electricidad:
4.88%, 1/15/2024 (a)	50,000	52,250
5.75%, 2/14/2042 (a)(b)	50,000	53,350
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	50,000	46,723
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)(b)	100,000	105,386
Grupo Televisa SA 6.63%, 3/18/2025 (b)	100,000	122,428
Petroleos Mexicanos:
3.13%, 1/23/2019	50,000	50,125
3.50%, 1/30/2023	50,000	47,825
4.25%, 1/15/2025 (a)(b)	75,000	74,513
5.50%, 1/21/2021	400,000	433,000
5.50%, 6/27/2044 (a)(b)	75,000	76,500
6.38%, 1/23/2045	100,000	113,250
6.50%, 6/2/2041	335,000	384,412

		3,008,760

MOROCCO — 0.5%
OCP SA 5.63%, 4/25/2024 (a)(c)	100,000	105,000

NETHERLANDS — 8.1%
Bharti Airtel International Netherlands BV 5.13%, 3/11/2023 (a)	100,000	106,728
CIMPOR Financial Operations BV 5.75%, 7/17/2024 (a)(b)	100,000	87,740
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	50,000	48,350
KazMunaiGaz Finance Sub BV 6.38%, 4/9/2021 (a)	200,000	202,250
Lukoil International Finance BV:
6.13%, 11/9/2020 (a)	200,000	176,602
7.25%, 11/5/2019 (a)	100,000	94,595
Majapahit Holding BV 7.75%, 1/20/2020 (a)(b)	250,000	289,375
Myriad International Holdings BV 6.00%, 7/18/2020 (a)(b)	100,000	109,250
Petrobras Global Finance BV:
3.25%, 3/17/2017 (b)	100,000	94,250
4.38%, 5/20/2023 (b)	200,000	172,016
4.88%, 3/17/2020	200,000	187,102
5.63%, 5/20/2043	50,000	40,763
7.25%, 3/17/2044	50,000	49,375
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)(b)	200,000	162,000
VTR Finance BV 6.88%, 1/15/2024 (a)(b)	50,000	51,000

		1,871,396

PERU — 1.1%
Banco de Credito del Peru 4.25%, 4/1/2023 (a)	54,000	53,325
Banco Internacional del Peru SAA 5.75%, 10/7/2020 (a)	100,000	109,000
BBVA Banco Continental SA 3.25%, 4/8/2018 (a)	100,000	101,063

		263,388

SINGAPORE — 0.2%
DBS Bank, Ltd. 2.38%, 9/14/2015	50,000	50,589

SOUTH AFRICA — 1.4%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022 (b)	150,000	136,877
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)(b)	100,000	100,500
Transnet SOC, Ltd. 4.00%, 7/26/2022 (a)	100,000	94,500

		331,877

SOUTH KOREA — 4.1%
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	100,000	103,448
Korea Gas Corp. 2.88%, 7/29/2018 (a)	125,000	127,589
Korea Hydro & Nuclear Power Co., Ltd. 2.88%, 10/2/2018 (a)	150,000	152,982
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	150,000	153,911
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	100,000	102,857
NongHyup Bank 2.25%, 9/19/2017 (a)	100,000	100,724
POSCO 4.25%, 10/28/2020 (a)	100,000	106,824
Woori Bank Co., Ltd. 2.88%, 10/2/2018 (a)	100,000	101,769

		950,104

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

SPAIN — 0.5%
Cemex Espana Luxembourg 9.88%, 4/30/2019 (a)(b)	100,000	$109,750

THAILAND — 1.8%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	103,367
PTT Exploration & Production PCL 3.71%, 9/16/2018 (a)	100,000	103,363
Siam Commercial Bank PCL 3.50%, 4/7/2019 (a)	200,000	205,438

		412,168

TRINIDAD AND TOBAGO — 0.4%
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 8/14/2019 (a)	75,000	88,313

TURKEY — 2.2%
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (a)	100,000	102,602
Turkiye Halk Bankasi AS 3.88%, 2/5/2020 (a)(b)	100,000	96,320
Turkiye Is Bankasi 5.50%, 4/21/2019 (a)(b)	100,000	104,625
Turkiye Vakiflar Bankasi Tao 5.00%, 10/31/2018 (a)	100,000	101,856
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (a)	100,000	96,310

		501,713

UNITED ARAB EMIRATES — 2.5%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021 (a)	250,000	288,750
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	57,140	62,211
DP World, Ltd. 6.85%, 7/2/2037 (a)	100,000	112,778
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)(b)	100,000	120,700

		584,439

UNITED KINGDOM — 1.1%
Sasol Financing International PLC 4.50%, 11/14/2022	100,000	99,190
Vedanta Resources PLC:
6.00%, 1/31/2019 (a)	50,000	48,750
8.25%, 6/7/2021 (a)(b)	100,000	99,000

		246,940

UNITED STATES — 4.5%
Hyundai Capital America:
1.88%, 8/9/2016 (a)	100,000	100,693
2.13%, 10/2/2017 (a)	125,000	125,609
JBS USA LLC/JBS USA Finance, Inc.:
5.88%, 7/15/2024 (a)(b)	100,000	98,250
7.25%, 6/1/2021 (a)(b)	175,000	180,250
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	150,000	156,742
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/2024 (a)	125,000	119,541
Southern Copper Corp.:
5.25%, 11/8/2042	50,000	44,667
6.75%, 4/16/2040	100,000	104,900
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	50,000	51,034
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	50,000	61,852

		1,043,538

VENEZUELA — 2.0%
Petroleos de Venezuela SA:
6.00%, 5/16/2024 (a)	250,000	94,797
6.00%, 11/15/2026 (a)(b)	100,000	36,500
8.50%, 11/2/2017 (a)	200,000	114,400
9.00%, 11/17/2021 (a)	100,000	43,750
12.75%, 2/17/2022 (a)(b)	300,000	159,750

		449,197

TOTAL CORPORATE BONDS & NOTES —
(Cost $23,715,475)		22,707,778

	Shares
SHORT TERM INVESTMENTS — 15.6%
MONEY MARKET FUNDS — 15.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,545,783	3,545,783
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	47,898	47,898

TOTAL SHORT TERM INVESTMENT — (g)
(Cost $3,593,681)		3,593,681

TOTAL INVESTMENTS — 114.2% (h)
(Cost $27,309,156)		26,301,459
OTHER ASSETS & LIABILITIES — (14.2)%		(3,265,493)

NET ASSETS — 100.0%		$23,035,966

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 73.6% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PCL = Public Company Limited
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.7%
AEROSPACE & DEFENSE — 1.3%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)(b)	$50,000	$57,726
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	100,000	101,000
7.75%, 3/15/2020 (a)	75,000	81,375
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	50,000	47,500
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021 (b)(c)	50,000	54,000
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	26,848
5.20%, 10/15/2019 (b)	25,000	27,458
Northrop Grumman Corp.:
3.25%, 8/1/2023 (b)	25,000	25,188
4.75%, 6/1/2043 (b)	25,000	27,912
Textron, Inc. 6.20%, 3/15/2015	25,000	25,250
Triumph Group, Inc. 4.88%, 4/1/2021 (b)(c)	50,000	49,375

		523,632

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 4.90%, 1/15/2034	50,000	55,844
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.88%, 7/17/2018 (a)(b)	50,000	50,840

		106,684

AIRLINES — 0.1%
Southwest Airlines Co. 5.75%, 12/15/2016	50,000	54,023

AUTO COMPONENTS — 0.6%
Dana Holding Corp. 5.38%, 9/15/2021 (b)	50,000	51,500
Delphi Corp. 5.00%, 2/15/2023	50,000	53,374
Johnson Controls, Inc.:
4.63%, 7/2/2044	50,000	51,454
5.50%, 1/15/2016	50,000	52,361
Lear Corp. 4.75%, 1/15/2023	50,000	49,875

		258,564

AUTOMOBILES — 1.3%
Ford Motor Co.:
4.75%, 1/15/2043	50,000	52,756
7.45%, 7/16/2031	50,000	67,880
General Motors Co.:
3.50%, 10/2/2018	100,000	102,000
4.88%, 10/2/2023 (b)	50,000	53,500
6.25%, 10/2/2043	150,000	179,190
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	75,000	78,937

		534,263

BANKS — 4.5%
Barclays Bank PLC 6.05%, 12/4/2017 (a)	100,000	109,991
BBVA US Senior SAU 4.66%, 10/9/2015	75,000	77,007
CIT Group, Inc.:
3.88%, 2/19/2019	150,000	149,625
4.25%, 8/15/2017 (b)	200,000	204,000
5.00%, 8/15/2022	75,000	77,062
Credit Suisse of New York, NY 5.40%, 1/14/2020 (b)	50,000	55,914
Discover Bank/Greenwood DE 2.00%, 2/21/2018	25,000	24,935
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	50,000	51,704
Eksportfinans ASA 5.50%, 5/25/2016	100,000	104,485
Fifth Third Bancorp 8.25%, 3/1/2038	25,000	37,555
First Horizon National Corp. 5.38%, 12/15/2015	50,000	51,765
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	50,000	52,058
6.50%, 2/24/2021 (a)	100,000	115,685
KeyCorp 5.10%, 3/24/2021 (b)	50,000	56,430
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)(b)	100,000	115,872
Regions Financial Corp. 7.38%, 12/10/2037	25,000	32,982
Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023	100,000	108,240
6.13%, 12/15/2022	200,000	217,681
SunTrust Banks, Inc. 6.00%, 9/11/2017	50,000	55,427
Synovus Financial Corp. 7.88%, 2/15/2019	50,000	55,625
The Royal Bank of Scotland PLC 1.88%, 3/31/2017 (b)	100,000	99,921

		1,853,964

BEVERAGES — 0.8%
Constellation Brands, Inc.:
3.88%, 11/15/2019 (b)	50,000	50,375
4.25%, 5/1/2023	50,000	49,625
6.00%, 5/1/2022 (b)	50,000	55,250
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	25,000	28,845
Heineken NV 1.40%, 10/1/2017 (a)	50,000	49,712
Pernod-Ricard SA:
2.95%, 1/15/2017 (a)	25,000	25,579
5.50%, 1/15/2042 (a)(b)	25,000	29,079
SABMiller Holdings, Inc. 1.85%, 1/15/2015 (a)	50,000	50,019

		338,484

BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
2.20%, 5/22/2019	100,000	99,580
2.30%, 6/15/2016 (b)	50,000	50,789
3.63%, 5/15/2022	50,000	51,474
6.40%, 2/1/2039	100,000	126,964

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Celgene Corp.:
3.25%, 8/15/2022	$50,000	$50,322
4.63%, 5/15/2044	50,000	51,863
Life Technologies Corp. 6.00%, 3/1/2020	50,000	57,123

		488,115

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	25,000	26,908

BUILDING PRODUCTS — 0.9%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	50,000	52,875
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/2019 (a)	50,000	57,228
Lafarge SA 7.13%, 7/15/2036 (c)	50,000	58,000
Louisiana-Pacific Corp. 7.50%, 6/1/2020 (b)	25,000	26,313
Masco Corp. 5.95%, 3/15/2022	100,000	111,000
Owens Corning 4.20%, 12/15/2022	50,000	50,744
USG Corp. 5.88%, 11/1/2021 (a)(b)	25,000	25,250

		381,410

CAPITAL MARKETS — 0.7%
Eksportfinans ASA 2.38%, 5/25/2016	50,000	50,117
Morgan Stanley:
4.88%, 11/1/2022	50,000	53,104
5.00%, 11/24/2025	50,000	53,356
The Goldman Sachs Group, Inc.:
5.63%, 1/15/2017 (b)	50,000	53,630
6.75%, 10/1/2037 (b)	75,000	94,303

		304,510

CHEMICALS — 2.3%
Agrium, Inc. 4.90%, 6/1/2043 (b)	25,000	25,896
Ashland, Inc. 4.75%, 8/15/2022	75,000	75,000
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	49,500
CF Industries, Inc.:
3.45%, 6/1/2023 (b)	25,000	24,439
4.95%, 6/1/2043 (b)	25,000	24,921
Eagle Spinco, Inc. 4.63%, 2/15/2021 (b)	50,000	47,375
Eastman Chemical Co. 3.60%, 8/15/2022 (b)	25,000	25,317
Ecolab, Inc. 3.00%, 12/8/2016	50,000	51,626
Ineos Finance PLC 8.38%, 2/15/2019 (a)	100,000	106,250
LYB International Finance BV 5.25%, 7/15/2043	50,000	54,332
LyondellBasell Industries NV 5.00%, 4/15/2019	50,000	54,538
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)(b)	50,000	50,500
PolyOne Corp. 7.38%, 9/15/2020	25,000	26,594
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	50,000	51,625
Rohm & Haas Co. 7.85%, 7/15/2029	25,000	34,501
The Dow Chemical Co.:
2.50%, 2/15/2016	50,000	50,862
4.25%, 11/15/2020	25,000	26,728
4.38%, 11/15/2042 (b)	50,000	48,427
The Mosaic Co. 5.63%, 11/15/2043	50,000	57,301
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	27,684
WR Grace & Co. 5.13%, 10/1/2021 (a)(b)(c)	50,000	51,250

		964,666

COMMERCIAL SERVICES & SUPPLIES — 2.1%
ACCO Brands Corp. 6.75%, 4/30/2020	25,000	26,162
Clean Harbors, Inc. 5.25%, 8/1/2020 (b)(c)	50,000	50,250
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	24,814
7.00%, 10/15/2037 (a)	50,000	67,381
FTI Consulting, Inc. 6.75%, 10/1/2020	25,000	26,187
Iron Mountain, Inc. 6.00%, 8/15/2023	25,000	26,000
Moody’s Corp. 2.75%, 7/15/2019	50,000	50,412
PHH Corp. 7.38%, 9/1/2019	50,000	50,125
Pitney Bowes, Inc. 4.63%, 3/15/2024	50,000	51,181
Republic Services, Inc. 3.55%, 6/1/2022	50,000	51,331
RR Donnelley & Sons Co. 6.50%, 11/15/2023 (b)	75,000	76,875
Service Corp. International 5.38%, 5/15/2024	50,000	51,000
The ADT Corp.:
3.50%, 7/15/2022 (b)	75,000	63,937
4.13%, 4/15/2019 (b)	75,000	74,250
4.88%, 7/15/2042	50,000	37,000
The Western Union Co. 2.88%, 12/10/2017	50,000	51,043
Waste Management, Inc.:
6.13%, 11/30/2039	25,000	32,361
6.38%, 3/11/2015	50,000	50,515

		860,824

CONSTRUCTION & ENGINEERING — 0.1%
Aecom Technology Corp. 5.75%, 10/15/2022 (a)(b)	50,000	51,125

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co. 7.50%, 6/15/2021	$50,000	$58,250

CONSUMER FINANCE — 0.7%
Navient LLC:
6.13%, 3/25/2024 (b)	75,000	73,687
8.00%, 3/25/2020	200,000	221,500

		295,187

CONTAINERS & PACKAGING — 0.9%
Ball Corp. 5.00%, 3/15/2022 (b)	75,000	77,250
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	50,000	48,500
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	50,250
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	50,000	52,875
Rock Tenn Co. 4.90%, 3/1/2022	50,000	53,709
Sealed Air Corp. 6.50%, 12/1/2020 (a)(b)	66,000	72,270

		354,854

DISTRIBUTORS — 0.1%
Glencore Funding LLC 4.13%, 5/30/2023 (a)(b)	25,000	24,394

DIVERSIFIED CONSUMER SERVICES — 0.1%
Service Corp. International 5.38%, 1/15/2022 (c)	50,000	51,250

DIVERSIFIED FINANCIAL SERVICES — 9.2%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 3.75%, 5/15/2019 (a)(b)	50,000	49,500
Air Lease Corp. 5.63%, 4/1/2017	50,000	53,875
Aircastle, Ltd.:
5.13%, 3/15/2021 (b)	25,000	25,000
6.25%, 12/1/2019 (b)	60,000	63,300
Ally Financial, Inc.:
2.75%, 1/30/2017	250,000	249,220
3.50%, 1/27/2019 (b)	105,000	103,740
4.63%, 6/26/2015	100,000	100,750
5.50%, 2/15/2017	100,000	105,000
8.00%, 11/1/2031	150,000	191,250
Bank of America Corp.:
4.20%, 8/26/2024	100,000	101,872
4.25%, 10/22/2026	100,000	99,775
5.42%, 3/15/2017	100,000	107,215
Capital One Financial Corp. 2.15%, 3/23/2015	100,000	100,298
Citigroup, Inc.:
4.88%, 5/7/2015	50,000	50,663
5.30%, 5/6/2044	25,000	27,392
5.50%, 9/13/2025	25,000	27,663
6.13%, 8/25/2036	50,000	59,604
CNH Capital LLC:
3.88%, 11/1/2015	29,000	29,145
6.25%, 11/1/2016	100,000	104,750
Credit Acceptance Corp. 6.13%, 2/15/2021 (a)	25,000	25,000
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (a)	50,000	52,025
Ford Motor Credit Co. LLC:
4.25%, 2/3/2017	100,000	105,007
5.63%, 9/15/2015 (b)	75,000	77,388
6.63%, 8/15/2017	100,000	111,476
12.00%, 5/15/2015	45,000	46,771
FS Investment Corp. 4.00%, 7/15/2019	50,000	49,803
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (b)	75,000	76,219
4.38%, 9/25/2021 (b)	50,000	52,187
4.75%, 8/15/2017	50,000	52,730
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	50,000	50,000
4.88%, 3/15/2019	25,000	24,937
5.88%, 2/1/2022	75,000	75,328
6.00%, 8/1/2020	50,000	51,510
International Lease Finance Corp.:
3.88%, 4/15/2018	100,000	100,000
4.63%, 4/15/2021 (b)	50,000	50,875
4.88%, 4/1/2015 (c)	150,000	151,087
5.88%, 4/1/2019 (b)(c)	100,000	107,750
5.88%, 8/15/2022	75,000	81,375
8.75%, 3/15/2017	50,000	55,375
Jefferies Group LLC:
5.13%, 1/20/2023	25,000	25,413
6.50%, 1/20/2043	25,000	25,502
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	47,500
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)(b)	50,000	59,948
Navient Corp.:
6.00%, 1/25/2017	200,000	209,500
6.25%, 1/25/2016 (b)	100,000	104,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 3/15/2020 (a)	50,000	52,250
Nomura Holdings, Inc.:
5.00%, 3/4/2015	50,000	50,357
6.70%, 3/4/2020	50,000	59,114
NRG Yield Operating LLC
5.38%, 8/15/2024 (a)	50,000	50,750
ORIX Corp. 4.71%, 4/27/2015	50,000	50,595
Synchrony Financial 4.25%, 8/15/2024 (b)	25,000	25,653
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	25,000	27,211

		3,834,648

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.1%
British Telecommunications PLC 9.63%, 12/15/2030	50,000	78,503

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	$50,000	$49,666
CenturyLink, Inc.:
5.63%, 4/1/2020	150,000	155,625
5.80%, 3/15/2022 (b)	50,000	51,875
7.65%, 3/15/2042	100,000	99,500
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	101,579
Frontier Communications Corp.:
6.88%, 1/15/2025	100,000	100,000
7.63%, 4/15/2024	50,000	51,500
8.50%, 4/15/2020	125,000	139,375
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)(b)	100,000	99,000
Koninklijke KPN NV 7.00%, 3/28/2073 (a)	50,000	52,525
Motorola Solutions, Inc. 4.00%, 9/1/2024	50,000	50,301
Qwest Corp. 6.50%, 6/1/2017	50,000	54,664
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	54,250
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	100,000	98,500
Sprint Nextel Corp. 7.00%, 3/1/2020 (a)	125,000	135,000
T-Mobile USA, Inc.:
6.50%, 1/15/2024	50,000	51,250
6.63%, 11/15/2020	100,000	101,750
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	75,000	81,563
Verizon Communications, Inc.:
2.50%, 9/15/2016	69,000	70,530
4.50%, 9/15/2020	125,000	135,720
4.86%, 8/21/2046 (a)	50,000	51,361
5.01%, 8/21/2054 (a)(b)	50,000	51,727
5.05%, 3/15/2034	25,000	26,668
5.15%, 9/15/2023	200,000	220,847
6.40%, 9/15/2033	100,000	123,178
6.55%, 9/15/2043	150,000	192,172
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)	50,000	51,625

		2,530,254

ELECTRIC UTILITIES — 4.5%
AEP Texas Central Co. 6.65%, 2/15/2033 (b)	50,000	65,911
Calpine Corp. 7.88%, 1/15/2023 (a)	72,000	79,380
Dominion Resources, Inc.:
1.40%, 9/15/2017 (b)	50,000	49,566
1.95%, 8/15/2016	25,000	25,269
4.05%, 9/15/2042	50,000	48,772
DPL, Inc. 7.25%, 10/15/2021	50,000	51,000
Duke Energy Corp. 2.10%, 6/15/2018	50,000	50,457
EDP Finance BV 6.00%, 2/2/2018 (a)(b)	100,000	108,226
Enel Finance International NV:
5.13%, 10/7/2019 (a)(b)	100,000	110,495
6.00%, 10/7/2039 (a)	50,000	58,751
Exelon Generation Co. LLC:
5.60%, 6/15/2042 (b)	50,000	55,936
6.20%, 10/1/2017 (b)	50,000	55,561
FirstEnergy Corp.:
2.75%, 3/15/2018	50,000	50,387
4.25%, 3/15/2023 (b)	75,000	77,386
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	50,000	51,292
Kansas City Power & Light Co. 3.15%, 3/15/2023	50,000	50,164
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	50,000	50,094
Northeast Utilities 1.45%, 5/1/2018	50,000	49,241
NV Energy, Inc. 6.25%, 11/15/2020	25,000	29,372
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022 (a)	50,000	53,699
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	50,000	52,061
4.45%, 4/15/2042 (b)	75,000	79,084
5.40%, 1/15/2040	25,000	29,551
5.80%, 3/1/2037	25,000	30,625
PPL Capital Funding, Inc.:
3.40%, 6/1/2023	50,000	50,094
4.20%, 6/15/2022 (b)	40,000	42,374
Progress Energy, Inc. 7.75%, 3/1/2031 (b)	25,000	36,204
PSEG Power LLC 5.32%, 9/15/2016	50,000	53,419
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	28,928
Southwestern Electric Power Co. 5.55%, 1/15/2017	50,000	53,994
The AES Corp.:
4.88%, 5/15/2023 (b)	50,000	49,625
5.50%, 3/15/2024 (b)	50,000	50,740
7.38%, 7/1/2021	50,000	56,500
8.00%, 10/15/2017	7,000	7,858
The Toledo Edison Co. 6.15%, 5/15/2037	50,000	61,994
Xcel Energy, Inc. 4.80%, 9/15/2041	25,000	27,885

		1,881,895

ELECTRICAL EQUIPMENT — 0.3%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	24,841
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	49,750
Roper Industries, Inc. 2.05%, 10/1/2018	50,000	49,587

		124,178

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. 2.55%, 1/30/2019	$50,000	$50,348
Avnet, Inc. 6.00%, 9/1/2015	25,000	25,783
Flextronics International, Ltd. 5.00%, 2/15/2023 (b)(c)	50,000	51,000
Rexel SA 5.25%, 6/15/2020 (a)	50,000	50,375

		177,506

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp. 1.40%, 6/15/2017	50,000	49,246
Nabors Industries, Inc. 4.63%, 9/15/2021	50,000	46,977
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	50,000	42,336
6.50%, 8/1/2036 (b)	25,000	22,904

		161,463

FOOD & STAPLES RETAILING — 0.8%
CVS Health Corp.:
2.75%, 12/1/2022	25,000	24,350
5.30%, 12/5/2043	50,000	59,771
5.75%, 6/1/2017	50,000	55,182
Safeway, Inc. 4.75%, 12/1/2021	50,000	50,625
The Kroger Co. 5.15%, 8/1/2043 (b)	25,000	28,464
3.90%, 10/1/2015	50,000	51,074
4.00%, 2/1/2024	50,000	52,489

		321,955

FOOD PRODUCTS — 2.2%
Bunge, Ltd. 8.50%, 6/15/2019	50,000	61,277
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	25,000	24,813
ConAgra Foods, Inc.:
1.90%, 1/25/2018	50,000	49,667
3.20%, 1/25/2023 (b)	25,000	24,488
4.65%, 1/25/2043	25,000	26,092
Darling Ingredients, Inc. 5.38%, 1/15/2022	25,000	24,625
Delhaize Group SA 6.50%, 6/15/2017	50,000	55,157
General Mills, Inc.:
5.40%, 6/15/2040	50,000	59,012
5.70%, 2/15/2017	50,000	54,625
Harbinger Group, Inc. 7.88%, 7/15/2019	50,000	53,250
HJ Heinz Co. 4.25%, 10/15/2020 (b)	100,000	101,000
Kellogg Co.:
1.13%, 5/15/2015	25,000	25,067
7.45%, 4/1/2031	50,000	67,377
Kraft Foods Group, Inc.:
3.50%, 6/6/2022	25,000	25,618
5.00%, 6/4/2042	50,000	55,040
6.13%, 8/23/2018	25,000	28,585
Mondelez International, Inc. 5.38%, 2/10/2020	100,000	113,280
Tyson Foods, Inc. 2.65%, 8/15/2019	50,000	50,455
Wm Wrigley Jr Co. 2.40%, 10/21/2018 (a)	25,000	25,176

		924,604

GAS UTILITIES — 0.1%
AGL Capital Corp. 4.40%, 6/1/2043 (b)	25,000	26,344
National Fuel Gas Co. 4.90%, 12/1/2021	25,000	27,111

		53,455

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Boston Scientific Corp. 6.25%, 11/15/2015 (b)	50,000	52,085

HEALTH CARE PROVIDERS & SERVICES — 3.9%
AmerisourceBergen Corp. 1.15%, 5/15/2017 (b)	25,000	24,789
Anthem, Inc.:
2.25%, 8/15/2019	25,000	24,749
2.38%, 2/15/2017	100,000	101,859
3.13%, 5/15/2022	25,000	24,985
4.65%, 1/15/2043	50,000	52,038
4.65%, 8/15/2044	25,000	26,476
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6.00%, 10/15/2021 (b)	50,000	52,000
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	24,838
Centene Corp. 4.75%, 5/15/2022	25,000	25,063
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	50,000	51,750
5.13%, 8/1/2021	50,000	51,875
CIGNA Corp. 4.00%, 2/15/2022 (b)	50,000	52,686
Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (a)	50,000	50,250
5.63%, 7/31/2019 (a)(c)	50,000	53,375
5.88%, 1/31/2022 (a)(b)	50,000	54,250
HCA, Inc.:
3.75%, 3/15/2019 (b)	50,000	50,063
4.75%, 5/1/2023	125,000	127,187
5.00%, 3/15/2024	50,000	51,375
5.25%, 4/15/2025	100,000	104,500
6.50%, 2/15/2020 (b)	100,000	112,050
HealthSouth Corp. 5.75%, 11/1/2024 (b)	50,000	52,000
Humana, Inc. 4.63%, 12/1/2042	25,000	25,348
Laboratory Corp. of America Holdings 3.75%, 8/23/2022 (b)	50,000	51,154
Lifepoint Hospitals, Inc. 5.50%, 12/1/2021	50,000	51,125

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

McKesson Corp. 4.88%, 3/15/2044	$25,000	$27,539
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	27,069
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	49,625
4.75%, 6/1/2020 (b)	75,000	76,125
6.00%, 10/1/2020	50,000	53,691
Universal Health Services, Inc. 3.75%, 8/1/2019 (a)	50,000	50,000
WellCare Health Plans, Inc. 5.75%, 11/15/2020 (b)	50,000	51,625

		1,631,459

HOTELS, RESTAURANTS & LEISURE — 0.7%
Marriott International, Inc. 3.38%, 10/15/2020	25,000	25,594
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	50,000	50,625
Starwood Hotels & Resorts Worldwide, Inc. 3.75%, 3/15/2025	25,000	25,157
Wyndham Worldwide Corp. 2.50%, 3/1/2018	50,000	49,915
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	75,000	79,892
Yum! Brands, Inc. 3.88%, 11/1/2020 (b)	50,000	52,045

		283,228

HOUSEHOLD DURABLES — 1.3%
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	49,500
4.75%, 2/15/2023	50,000	49,750
Lennar Corp.:
4.50%, 11/15/2019	50,000	49,625
4.75%, 12/15/2017	25,000	25,625
4.75%, 11/15/2022	50,000	49,000
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	24,187
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	50,000	50,019
4.00%, 12/1/2024	50,000	51,029
PulteGroup, Inc. 6.38%, 5/15/2033 (c)	50,000	50,000
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	52,750
6.75%, 11/1/2019	50,000	56,000
Whirlpool Corp. 4.00%, 3/1/2024	25,000	26,010

		533,495

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 4.75%, 1/15/2015	25,000	25,022

INDUSTRIAL CONGLOMERATES — 0.1%
Pentair Finance SA 3.15%, 9/15/2022	50,000	49,113

INSURANCE — 3.8%
American International Group, Inc.:
4.13%, 2/15/2024	100,000	106,451
5.85%, 1/16/2018	100,000	111,810
6.25%, 5/1/2036	50,000	64,795
Aon Corp. 3.13%, 5/27/2016	50,000	51,306
Aon PLC 4.45%, 5/24/2043 (b)	25,000	24,917
AXA SA 8.60%, 12/15/2030	50,000	67,927
CNA Financial Corp. 3.95%, 5/15/2024	25,000	25,279
Genworth Financial, Inc.:
7.20%, 2/15/2021	50,000	48,690
7.70%, 6/15/2020	100,000	99,747
Genworth Holdings, Inc. 4.80%, 2/15/2024 (b)	25,000	20,266
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	25,000	25,638
Liberty Mutual Group, Inc.:
4.85%, 8/1/2044 (a)	50,000	50,824
4.95%, 5/1/2022 (a)	75,000	81,140
7.80%, 3/15/2037 (a)(c)	25,000	29,250
Lincoln National Corp. 6.15%, 4/7/2036	50,000	62,191
Marsh & McLennan Cos, Inc. 3.50%, 6/3/2024	50,000	49,825
MetLife, Inc. 6.40%, 12/15/2066 (b)	50,000	55,750
Nationwide Financial Services, Inc., Series S 5.38%, 3/25/2021 (a)	50,000	56,255
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	56,834
Principal Financial Group, Inc. 3.30%, 9/15/2022	50,000	49,986
Prudential Financial, Inc. 5.20%, 3/15/2044 (c)	50,000	49,500
The Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	25,000	28,102
5.38%, 3/15/2017	50,000	54,010
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	103,679
Voya Financial, Inc. 5.50%, 7/15/2022 (b)	50,000	56,481
XLIT, Ltd. 5.75%, 10/1/2021	50,000	58,083
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)	75,000	79,123

		1,567,859

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 7.46%, 8/15/2018	50,000	58,154

INTERNET SOFTWARE & SERVICES — 0.5%
Equinix, Inc. 5.38%, 4/1/2023	50,000	50,000

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

IAC/InterActiveCorp. 4.88%, 11/30/2018	$50,000	$50,875
Netflix, Inc. 5.75%, 3/1/2024 (a)(b)	50,000	52,000
VeriSign, Inc. 4.63%, 5/1/2023 (b)	50,000	49,000

		201,875

IT SERVICES — 0.5%
First Data Corp. 6.75%, 11/1/2020 (a)	100,000	106,750
Fiserv, Inc. 3.50%, 10/1/2022	25,000	25,248
Xerox Corp.:
4.50%, 5/15/2021 (b)	50,000	53,433
6.35%, 5/15/2018	25,000	28,268

		213,699

LEISURE PRODUCTS — 0.2%
Mattel, Inc. 2.35%, 5/6/2019 (b)	25,000	24,912
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022 (b)	50,000	52,500

		77,412

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016	25,000	25,597
3.60%, 8/15/2021 (b)	25,000	25,817
5.30%, 2/1/2044	50,000	57,424

		108,838

MACHINERY — 0.9%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	48,625
Case New Holland, Inc. 7.88%, 12/1/2017 (b)	100,000	110,000
Eaton Corp.:
2.75%, 11/2/2022	25,000	24,560
4.00%, 11/2/2032	25,000	25,429
Harsco Corp. 2.70%, 10/15/2015 (c)	75,000	74,906
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019	25,000	25,394
SPX Corp. 6.88%, 9/1/2017	50,000	54,625

		363,539

MEDIA — 7.1%
21st Century Fox America, Inc.:
4.50%, 2/15/2021	50,000	54,729
5.40%, 10/1/2043 (b)	50,000	59,527
6.20%, 12/15/2034	25,000	31,922
6.40%, 12/15/2035	50,000	65,258
AMC Networks, Inc. 7.75%, 7/15/2021	50,000	53,500
CBS Corp.:
2.30%, 8/15/2019	50,000	49,403
3.38%, 3/1/2022	50,000	50,218
COX Communications, Inc. 3.25%, 12/15/2022 (a)(b)	75,000	73,638
CSC Holdings LLC 6.75%, 11/15/2021	100,000	110,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (b)	75,000	74,506
Series WI 3.80%, 3/15/2022	50,000	50,869
6.00%, 8/15/2040	50,000	56,039
Discovery Communications LLC 3.30%, 5/15/2022	50,000	49,438
DISH DBS Corp.:
4.25%, 4/1/2018 (b)	200,000	204,250
5.00%, 3/15/2023	100,000	96,750
5.13%, 5/1/2020	75,000	75,563
5.88%, 7/15/2022	50,000	51,250
5.88%, 11/15/2024 (a)	100,000	100,500
Gannett Co., Inc.:
5.13%, 10/15/2019	50,000	51,125
5.13%, 7/15/2020	50,000	51,000
GLP Capital LP/GLP Financing II, Inc. 4.88%, 11/1/2020 (b)	75,000	75,938
Historic TW, Inc. 6.63%, 5/15/2029	50,000	63,383
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	25,000	27,625
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/1/2020	100,000	100,500
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	28,980
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	25,000	24,000
Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	50,000	50,209
Sirius XM Holdings, Inc. 5.88%, 10/1/2020 (a)	50,000	51,500
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)	50,000	46,750
6.00%, 7/15/2024 (a)	50,000	51,250
Sky PLC 3.13%, 11/26/2022 (a)	50,000	48,974
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	50,000	50,375
Thomson Reuters Corp. 4.30%, 11/23/2023	50,000	53,191
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	106,429
4.50%, 9/15/2042 (b)	50,000	51,397
6.75%, 7/1/2018	75,000	86,016
6.75%, 6/15/2039	50,000	65,364
Time Warner, Inc.:
3.15%, 7/15/2015	25,000	25,349
4.88%, 3/15/2020	50,000	55,017
6.25%, 3/29/2041 (b)	25,000	31,044
7.63%, 4/15/2031	75,000	104,560
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.50%, 3/15/2019 (a)	100,000	105,000

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Viacom, Inc.:
1.25%, 2/27/2015	$50,000	$50,044
4.38%, 3/15/2043	20,000	18,416
5.25%, 4/1/2044	50,000	52,874
6.88%, 4/30/2036	25,000	31,734
Videotron, Ltd. 5.00%, 7/15/2022	50,000	50,875
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,420

		2,942,199

METALS & MINING — 4.8%
Alcoa, Inc.:
5.40%, 4/15/2021 (b)	100,000	108,303
5.87%, 2/23/2022	75,000	82,958
6.75%, 7/15/2018	50,000	56,167
6.75%, 1/15/2028	50,000	56,229
Allegheny Technologies, Inc. 5.95%, 1/15/2021	100,000	102,440
Anglo American Capital PLC 4.13%, 9/27/2022 (a)	25,000	24,756
ArcelorMittal:
4.25%, 8/5/2015	50,000	50,750
5.00%, 2/25/2017	150,000	156,000
5.75%, 8/5/2020 (b)	100,000	103,750
6.00%, 3/1/2021 (b)	50,000	52,000
7.50%, 10/15/2039 (b)	100,000	103,500
Barrick Gold Corp. 3.85%, 4/1/2022	100,000	96,234
Cliffs Natural Resources, Inc.:
4.20%, 1/15/2018 (b)	50,000	32,500
6.25%, 10/1/2040 (b)	50,000	26,000
Commercial Metals Co. 4.88%, 5/15/2023 (b)(c)	50,000	47,750
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)	30,000	29,100
First Quantum Minerals, Ltd. 6.75%, 2/15/2020 (a)	100,000	90,500
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	100,000	95,625
6.88%, 4/1/2022 (a)(b)	50,000	41,625
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018 (b)	50,000	49,450
3.88%, 3/15/2023 (b)	25,000	23,571
5.45%, 3/15/2043	75,000	70,918
Glencore Funding LLC 1.70%, 5/27/2016 (a)	50,000	50,080
Goldcorp, Inc. 3.63%, 6/9/2021 (b)	50,000	50,080
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	25,000	23,494
4.88%, 3/15/2042	25,000	21,775
6.25%, 10/1/2039	50,000	50,718
Schaeffler Finance BV 4.75%, 5/15/2021 (a)(b)	100,000	100,000
Steel Dynamics, Inc. 6.13%, 8/15/2019 (b)(c)	50,000	52,500
Teck Resources, Ltd.:
5.20%, 3/1/2042 (b)	50,000	40,882
5.38%, 10/1/2015	25,000	25,656
United States Steel Corp. 6.05%, 6/1/2017 (b)	75,000	78,000

		1,993,311

MULTI-UTILITIES — 0.6%
American Water Capital Corp. (Class C) 3.40%, 3/1/2025	50,000	50,318
Berkshire Hathaway Energy 6.13%, 4/1/2036	50,000	62,817
DTE Energy Co. 6.35%, 6/1/2016	50,000	53,662
Nisource Finance Corp. 3.85%, 2/15/2023 (b)	50,000	51,807
Sempra Energy 2.30%, 4/1/2017	50,000	50,919

		269,523

MULTILINE RETAIL — 0.2%
Kohl’s Corp. 4.75%, 12/15/2023	50,000	53,512
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022 (b)	50,000	51,969

		105,481

OIL, GAS & CONSUMABLE FUELS — 14.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/2023 (b)	100,000	101,500
5.88%, 4/15/2021	50,000	52,125
Anadarko Petroleum Corp.:
4.50%, 7/15/2044 (b)	50,000	48,524
6.38%, 9/15/2017	75,000	83,385
Antero Resources Corp. 5.13%, 12/1/2022 (a)(b)	50,000	47,125
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (b)	50,000	45,500
Boardwalk Pipelines LP 3.38%, 2/1/2023	25,000	22,774
Buckeye Partners LP 2.65%, 11/15/2018	50,000	49,247
California Resources Corp.:
5.50%, 9/15/2021 (a)(b)	100,000	85,500
6.00%, 11/15/2024 (a)(b)	75,000	63,375
Canadian Natural Resources, Ltd.
3.80%, 4/15/2024 (b)	50,000	49,138
5.70%, 5/15/2017	25,000	27,101
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	23,399
4.45%, 9/15/2042	25,000	21,620
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	54,831
Chesapeake Energy Corp.:
4.88%, 4/15/2022	150,000	145,875
5.75%, 3/15/2023 (b)	50,000	51,500
6.50%, 8/15/2017 (b)	50,000	53,250
6.63%, 8/15/2020 (b)	75,000	79,687
Cimarex Energy Co. 4.38%, 6/1/2024 (b)	25,000	23,875
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	100,470

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

CONSOL Energy, Inc. 5.88%, 4/15/2022 (a)(b)	$100,000	$93,000
Continental Resources, Inc. 5.00%, 9/15/2022 (b)	50,000	48,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.13%, 3/1/2022	50,000	47,750
DCP Midstream LLC 5.85%, 5/21/2043 (a)(c)	50,000	48,500
DCP Midstream Operating LP 2.70%, 4/1/2019	25,000	24,472
Denbury Resources, Inc. 5.50%, 5/1/2022 (b)	100,000	91,500
Devon Energy Corp. 3.25%, 5/15/2022 (b)	125,000	122,795
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	25,000	26,876
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042 (b)	25,000	22,575
Enable Midstream Partners LP 2.40%, 5/15/2019 (a)	50,000	48,630
Enbridge Energy Partners LP 5.20%, 3/15/2020	50,000	54,481
Enbridge, Inc. 3.50%, 6/10/2024 (b)	50,000	46,967
Encana Corp. 5.90%, 12/1/2017 (b)	50,000	54,538
EnCana Corp. 6.50%, 8/15/2034	25,000	27,138
Energy Transfer Equity LP 7.50%, 10/15/2020	50,000	55,500
Energy Transfer Partners LP:
4.15%, 10/1/2020	50,000	51,259
6.50%, 2/1/2042	50,000	57,472
6.63%, 10/15/2036	1,000	1,127
Enterprise Products Operating LLC:
3.35%, 3/15/2023	100,000	98,909
4.85%, 3/15/2044 (b)	100,000	104,272
Series I 5.00%, 3/1/2015	25,000	25,162
5.20%, 9/1/2020	50,000	55,144
EQT Corp. 6.50%, 4/1/2018	50,000	56,267
FMC Technologies, Inc. 2.00%, 10/1/2017	50,000	49,642
Hess Corp.:
7.13%, 3/15/2033	25,000	30,798
8.13%, 2/15/2019	50,000	59,490
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	44,000
Hornbeck Offshore Services, Inc. 5.88%, 4/1/2020	25,000	22,125
Husky Energy, Inc. 3.95%, 4/15/2022 (b)	50,000	50,174
Kinder Morgan Energy Partners LP:
3.50%, 3/1/2021	50,000	49,192
5.00%, 3/1/2043 (b)	50,000	47,496
6.50%, 9/1/2039	50,000	55,645
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	54,190
Kinder Morgan, Inc.:
3.05%, 12/1/2019	100,000	99,205
7.75%, 1/15/2032	50,000	61,500
Magellan Midstream Partners LP 4.25%, 2/1/2021	50,000	53,951
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	46,825
Marathon Petroleum Corp.:
5.13%, 3/1/2021	50,000	54,652
6.50%, 3/1/2041	25,000	29,755
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.50%, 2/15/2023 (b)	75,000	75,937
McDermott International, Inc. 8.00%, 5/1/2021 (a)(b)	25,000	17,500
MEG Energy Corp.:
6.38%, 1/30/2023 (a)(b)	50,000	44,625
6.50%, 3/15/2021 (a)(b)	25,000	22,812
Murphy Oil Corp. 4.00%, 6/1/2022	50,000	45,963
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	98,937
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	25,492
6.00%, 3/1/2041	50,000	54,952
Noble Holding International, Ltd. 3.95%, 3/15/2022 (b)	50,000	43,803
NuStar Logistics LP 4.80%, 9/1/2020	50,000	47,000
ONEOK Partners LP:
2.00%, 10/1/2017	25,000	24,860
3.38%, 10/1/2022	25,000	23,142
6.20%, 9/15/2043	50,000	54,820
ONEOK, Inc. 4.25%, 2/1/2022 (b)	50,000	45,763
Peabody Energy Corp.:
6.00%, 11/15/2018	50,000	45,375
6.25%, 11/15/2021 (b)	50,000	42,750
7.38%, 11/1/2016 (b)	50,000	51,375
Phillips 66:
4.30%, 4/1/2022 (b)	50,000	52,785
4.88%, 11/15/2044	50,000	51,177
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	27,389
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022	25,000	25,135
5.15%, 6/1/2042	50,000	52,273
Plains Exploration & Production Co. 6.50%, 11/15/2020 (b)(c)	34,000	36,804
Pride International, Inc. 6.88%, 8/15/2020	50,000	56,099
QEP Resources, Inc. 5.25%, 5/1/2023 (b)	50,000	46,750
Range Resources Corp.:
5.00%, 8/15/2022 (b)	50,000	50,000
6.75%, 8/1/2020	50,000	52,000

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Regency Energy Partners LP/Regency Energy Finance Corp.:
5.00%, 10/1/2022	$50,000	$47,250
5.50%, 4/15/2023	100,000	96,500
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	49,125
6.85%, 7/15/2018 (a)	50,000	51,500
Rowan Cos., Inc. 5.85%, 1/15/2044	25,000	23,056
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	150,000	147,375
5.63%, 4/15/2023 (b)	50,000	48,875
Sabine Pass LNG LP 6.50%, 11/1/2020	50,000	50,500
SESI LLC 7.13%, 12/15/2021	50,000	48,000
SM Energy Co. 6.50%, 1/1/2023	50,000	48,000
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	47,494
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	50,000	50,563
Sunoco, Inc. 9.63%, 4/15/2015	25,000	25,569
Talisman Energy, Inc.:
3.75%, 2/1/2021	50,000	48,352
5.50%, 5/15/2042	25,000	23,598
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 5/1/2023 (b)	50,000	48,250
6.38%, 8/1/2022 (b)	50,000	50,625
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	50,000	59,681
Tesoro Corp. 5.13%, 4/1/2024	50,000	49,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/1/2020	50,000	50,125
6.13%, 10/15/2021	50,000	49,875
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)(b)	50,000	47,392
The Williams Cos, Inc. 4.55%, 6/24/2024 (b)	50,000	46,499
Transocean, Inc.:
2.50%, 10/15/2017	50,000	44,202
6.80%, 3/15/2038 (b)	50,000	42,845
Valero Energy Corp. 6.13%, 2/1/2020 (b)	50,000	56,705
Western Gas Partners LP 4.00%, 7/1/2022	50,000	50,680
Whiting Petroleum Corp.:
5.00%, 3/15/2019	50,000	46,750
5.75%, 3/15/2021 (b)	50,000	46,375
Williams Partners LP:
4.90%, 1/15/2045	50,000	46,828
5.25%, 3/15/2020	75,000	81,415
WPX Energy, Inc. 6.00%, 1/15/2022	50,000	48,125

		6,188,422

PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	24,625
International Paper Co.:
4.80%, 6/15/2044	50,000	51,060
7.95%, 6/15/2018	50,000	58,946
Resolute Forest Products, Inc. 5.88%, 5/15/2023	25,000	23,750

		158,381

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.:
4.60%, 3/15/2020	50,000	45,375
6.95%, 3/15/2043	25,000	20,625

		66,000

PHARMACEUTICALS — 1.1%
Actavis, Inc. 3.25%, 10/1/2022	50,000	48,681
Express Scripts Holding Co.:
2.65%, 2/15/2017	75,000	76,687
3.50%, 6/15/2024	50,000	49,825
Forest Laboratories, Inc. 4.38%, 2/1/2019 (a)(b)	50,000	52,818
Hospira, Inc. 5.60%, 9/15/2040	50,000	55,822
McKesson Corp.:
1.29%, 3/10/2017	50,000	49,745
4.75%, 3/1/2021	25,000	27,642
Mylan, Inc.:
3.13%, 1/15/2023 (a)	50,000	48,344
7.88%, 7/15/2020 (a)	25,000	26,630
Zoetis, Inc. 4.70%, 2/1/2043	25,000	25,444

		461,638

REAL ESTATE INVESTMENT TRUSTS — 2.8%
American Tower Corp.:
3.50%, 1/31/2023	50,000	48,310
4.50%, 1/15/2018	50,000	53,099
ARC Properties Operating Partnership LP 3.00%, 2/6/2019 (b)	50,000	46,266
AvalonBay Communities, Inc. 3.63%, 10/1/2020	50,000	52,005
BioMed Realty LP 4.25%, 7/15/2022 (b)	50,000	51,826
Boston Properties LP 3.85%, 2/1/2023	50,000	51,904
DDR Corp. 3.38%, 5/15/2023	50,000	48,475
Duke Realty LP:
7.38%, 2/15/2015	50,000	50,362
8.25%, 8/15/2019	25,000	30,843
DuPont Fabros Technology LP 5.88%, 9/15/2021	25,000	25,469
EPR Properties 5.75%, 8/15/2022	50,000	54,618
ERP Operating LP:
5.38%, 8/1/2016	50,000	53,287
6.58%, 4/13/2015	50,000	50,185

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

HCP, Inc.:
3.88%, 8/15/2024	$50,000	$50,791
5.38%, 2/1/2021	50,000	55,835
Health Care REIT, Inc. 4.13%, 4/1/2019	50,000	53,170
Hospitality Properties Trust 4.50%, 3/15/2025	50,000	50,334
Host Hotels & Resorts LP 5.88%, 6/15/2019 (b)	25,000	26,259
Kimco Realty Corp. 3.20%, 5/1/2021	50,000	50,679
Liberty Property LP 6.63%, 10/1/2017 (b)	25,000	28,015
MPT Operating Partnership LP/MPT Finance Corp. 6.88%, 5/1/2021	25,000	26,750
ProLogis LP 2.75%, 2/15/2019	50,000	50,714
Realty Income Corp. 3.88%, 7/15/2024	25,000	25,442
The Geo Group, Inc. 5.88%, 1/15/2022	25,000	25,625
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020 (b)	50,000	49,477
3.25%, 8/15/2022	25,000	24,671
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	29,826

		1,164,237

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	75,000	76,642
Realogy Group LLC 7.63%, 1/15/2020 (a)(b)	50,000	53,500

		130,142

ROAD & RAIL — 1.1%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	100,000	104,350
4.90%, 4/1/2044	100,000	112,434
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	25,000	27,452
CSX Corp.:
4.40%, 3/1/2043	50,000	52,080
6.22%, 4/30/2040	25,000	32,564
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	76,771
Ryder System, Inc. 2.45%, 9/3/2019	50,000	49,648

		455,299

SEMICONDUCTORS — 0.1%
Sensata Technologies BV 4.88%, 10/15/2023 (a)(c)	50,000	49,750

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
KLA-Tencor Corp. 4.65%, 11/1/2024 (b)	50,000	51,762
Micron Technology, Inc. 5.50%, 2/1/2025 (a)	75,000	75,750

		127,512

SOFTWARE — 0.6%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (a)(b)	100,000	107,750
Audatex North America, Inc. 6.00%, 6/15/2021 (a)	100,000	103,000
Symantec Corp. 2.75%, 6/15/2017 (b)	25,000	25,369

		236,119

SPECIALTY RETAIL — 2.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019 (b)	75,000	77,437
AutoZone, Inc. 3.13%, 7/15/2023	50,000	49,176
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034 (b)	25,000	25,797
Best Buy Co., Inc. 3.75%, 3/15/2016	50,000	50,813
CST Brands, Inc. 5.00%, 5/1/2023	25,000	25,250
Dollar General Corp. 4.13%, 7/15/2017	50,000	51,566
L Brands, Inc.:
5.63%, 2/15/2022 (b)(c)	150,000	161,250
6.95%, 3/1/2033	50,000	52,250
Outerwall, Inc. 5.88%, 6/15/2021 (a)	50,000	46,625
QVC, Inc. 4.38%, 3/15/2023 (b)	125,000	125,430
Rite Aid Corp. 8.00%, 8/15/2020	50,000	53,437
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	50,000	52,375
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.38%, 8/1/2021	18,000	18,855
Walgreens Boots Alliance, Inc.
1.80%, 9/15/2017 (b)	100,000	100,049
3.80%, 11/18/2024	25,000	25,498
4.80%, 11/18/2044	25,000	26,359

		942,167

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Fidelity National Information Services, Inc. 5.00%, 3/15/2022 (b)	50,000	53,028
Hewlett-Packard Co.:
2.35%, 3/15/2015	25,000	25,078
2.60%, 9/15/2017	75,000	76,408
2.65%, 6/1/2016	100,000	101,896
4.05%, 9/15/2022	25,000	25,398
6.00%, 9/15/2041	25,000	28,119
NCR Corp. 5.00%, 7/15/2022	50,000	48,750

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Principal
Security Description	Amount	Value

Seagate HDD Cayman 4.75%, 6/1/2023	$10,000	$10,386

		369,063

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Hanesbrands, Inc. 6.38%, 12/15/2020 (b)	50,000	53,000
Levi Strauss & Co. 6.88%, 5/1/2022 (b)	25,000	26,875
PVH Corp. 4.50%, 12/15/2022 (b)(c)	25,000	24,687

		104,562

THRIFTS & MORTGAGE FINANCE — 0.2%
Amsouth Bank 5.20%, 4/1/2015	50,000	50,500
Santander Holdings USA, Inc. 3.00%, 9/24/2015	50,000	50,599

		101,099

TOBACCO — 0.8%
Altria Group, Inc.:
2.85%, 8/9/2022	75,000	72,877
5.38%, 1/31/2044	50,000	56,916
9.70%, 11/10/2018	76,000	96,505
Lorillard Tobacco Co. 3.75%, 5/20/2023	50,000	49,524
Reynolds American, Inc. 3.25%, 11/1/2022	50,000	48,702

		324,524

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 2.50%, 7/30/2019	25,000	24,811
United Rentals North America, Inc. 5.75%, 7/15/2018	25,000	26,063

		50,874

TRANSPORTATION INFRASTRUCTURE — 0.2%
AP Moeller — Maersk A/S 3.75%, 9/22/2024 (a)(b)	25,000	25,668
Norfolk Southern Corp. 4.80%, 8/15/2043 (b)	50,000	55,667

		81,335

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
Crown Castle International Corp. 4.88%, 4/15/2022	25,000	25,250
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	25,000	36,929
Embarq Corp.:
7.08%, 6/1/2016 (b)	50,000	53,881
8.00%, 6/1/2036	50,000	55,875
Nokia OYJ 5.38%, 5/15/2019	50,000	53,500
Orange SA:
2.75%, 9/14/2016	50,000	51,095
9.00%, 3/1/2031 (b)	50,000	76,269
Rogers Communications, Inc.:
5.00%, 3/15/2044	25,000	27,339
6.80%, 8/15/2018	50,000	57,707
T-Mobile USA, Inc.:
6.25%, 4/1/2021 (b)	175,000	179,113
6.38%, 3/1/2025	100,000	101,600
6.46%, 4/28/2019	100,000	104,000
6.63%, 4/1/2023 (b)	75,000	76,800
Telecom Italia Capital SA:
5.25%, 10/1/2015	100,000	102,000
6.00%, 9/30/2034	50,000	50,000
7.18%, 6/18/2019 (b)	75,000	85,875
7.20%, 7/18/2036	100,000	107,500
Telefonica Emisiones SAU:
3.99%, 2/16/2016	50,000	51,425
5.13%, 4/27/2020	50,000	55,350
7.05%, 6/20/2036	50,000	65,774
Vodafone Group PLC:
1.25%, 9/26/2017 (b)	50,000	49,363
2.95%, 2/19/2023 (b)	100,000	96,388

		1,563,033

TOTAL CORPORATE BONDS & NOTES —
(Cost $40,480,321)		40,591,514

	Shares
SHORT TERM INVESTMENTS — 14.6%
MONEY MARKET FUNDS — 14.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,500,920	5,500,920
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	581,548	581,548

TOTAL SHORT TERM INVESTMENT — (g)
(Cost $6,082,468)		6,082,468

TOTAL INVESTMENTS — 112.3% (h)
(Cost $46,562,789)		46,673,982
OTHER ASSETS & LIABILITIES — (12.3)%		(5,125,120)

NET ASSETS — 100.0%		$41,548,862

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 15.1% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014 (Unaudited)

	SPDR Barclays		SPDR Barclays			SPDR Barclays			SPDR Barclays
	1-3		0-5		SPDR Barclays	Intermediate	SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays
	Month	SPDR Barclays	Year	SPDR Barclays	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate
	T-Bill ETF	TIPS ETF	TIPS ETF	1-10 Year TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)**	$1,447,084,341	$622,764,139	$5,769,380	$11,418,486	$14,892,635	$172,285,956	$172,947,485	$3,706,223,184	$510,174,245	$320,427,750
Investments in securities of affiliated issuers, at value* (Note 3)**	775,972	14,674,002	14,003	849,839	1,753,062	18,206,129	13,202,794	97,576,871	16,789,282	11,421,733

Total Investments	1,447,860,313	637,438,141	5,783,383	12,268,325	16,645,697	190,492,085	186,150,279	3,803,800,055	526,963,527	331,849,483
Cash	—	—	—	12,002	—	—	—	—	—	—
Receivable for investments sold	624,963,861	8,880,803	342,704	254,104	—	6,967,573	2,951,206	58,020,281	3,512,395	496,923
Receivable for fund shares sold	—	11,170,107	—	—	—	—	7,232,653	—	3,401,224	4,093,513
Interest receivable — unaffiliated issuers	13,093	2,680,762	24,971	37,783	55,764	696,084	1,494,197	32,669,943	5,226,077	3,996,988
Interest receivable — affiliated issuers	57	6	—	—	5	38	12	2,681	180	137
Prepaid expenses	—	—	—	11	—	—	—	—	—	—

TOTAL ASSETS	2,072,837,324	660,169,819	6,151,058	12,572,225	16,701,466	198,155,780	197,828,347	3,894,492,960	539,103,403	340,437,044

LIABILITIES
Payable upon return of securities loaned	—	14,660,709	—	807,036	1,216,766	14,778,704	12,790,774	83,230,652	14,152,188	3,698,848
Payable for investments purchased	755,547,776	19,883,248	340,387	248,772	437,112	3,512,051	10,187,968	57,860,757	3,372,992	7,468,864
Payable for fund shares repurchased	—	—	—	—	—	5,978,915	—	—	—	—
Distributions payable	—	—	9,913	50,347	11,103	173,203	374,408	6,875,986	1,122,252	1,140,438
Accrued advisory fee (Note 3)	148,146	94,750	744	1,473	1,534	20,492	18,099	397,357	65,454	40,035
Accrued trustees’ fees and expenses (Note 3)	672	351	38	—	4	101	64	2,133	276	131

TOTAL LIABILITIES	755,696,594	34,639,058	351,082	1,107,628	1,666,519	24,463,466	23,371,313	148,366,885	18,713,162	12,348,316

NET ASSETS	$1,317,140,730	$625,530,761	$5,799,976	$11,464,597	$15,034,947	$173,692,314	$174,457,034	$3,746,126,075	$520,390,241	$328,088,728

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,318,242,346	$633,139,864	$6,000,000	$11,949,111	$15,055,331	$173,275,771	$167,195,284	$3,761,119,594	$515,751,565	$320,935,568
Undistributed (distribution in excess of) net investment income	(1,086,345)	(899,276)	(49,053)	(87,477)	(2,863)	(139,755)	(233,989)	(2,067,534)	(723,500)	(529,131)
Accumulated net realized gain (loss) on investments	14,514	(6,572,384)	(12,657)	(54,253)	(2,112)	31,388	(3,237,157)	1,736,254	433,577	(1,153,640)
Net unrealized appreciation (depreciation) on:
Investments	(29,785)	(137,443)	(138,314)	(342,784)	(15,409)	524,910	10,732,896	(14,662,239)	4,928,599	8,835,931

NET ASSETS	$1,317,140,730	$625,530,761	$5,799,976	$11,464,597	$15,034,947	$173,692,314	$174,457,034	$3,746,126,075	$520,390,241	$328,088,728

NET ASSET VALUE PER SHARE
Net asset value per share	$45.73	$55.85	$19.33	$19.11	$30.07	$59.89	$72.69	$30.53	$34.01	$41.01

Shares outstanding (unlimited amount authorized, $0.01 par value)	28,800,461	11,200,225	300,000	600,000	500,000	2,900,168	2,400,000	122,700,000	15,300,072	8,000,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,447,114,126	$622,901,582	$5,907,694	$11,761,270	$14,908,044	$171,761,046	$162,214,589	$3,720,885,423	$505,245,646	$311,591,819
Affiliated issuers	775,972	14,674,002	14,003	849,839	1,753,062	18,206,129	13,202,794	97,576,871	16,789,282	11,421,733

Total cost of investments	$1,447,890,098	$637,575,584	$5,921,697	$12,611,109	$16,661,106	$189,967,175	$175,417,383	$3,818,462,294	$522,034,928	$323,013,552

* Includes investments in securities on loan, at value	$—	$14,431,650	$—	$792,919	$1,193,794	$14,503,940	$12,556,873	$81,534,365	$15,487,824	$5,071,754

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2014 (Unaudited)

	SPDR Barclays					SPDR Nuveen
	Issuer	SPDR Barclays	SPDR Barclays		SPDR Nuveen	Barclays		SPDR Nuveen
	Scored	Convertible	Mortgage	SPDR Barclays	Barclays	California	SPDR Nuveen	Barclays
	Corporate	Securities	Backed	Aggregate	Municipal	Municipal	Barclays New York Municipal	Short Term Municipal	SPDR Nuveen S&P VRDO Municipal	SPDR Nuveen S&P High Yield Municipal
	Bond ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$15,211,801	$2,827,512,327	$126,803,532	$780,374,002	$1,189,982,228	$78,510,074	$25,452,441	$2,354,593,486	$5,985,000	$354,871,555
Investments in securities of affiliated issuers, at value* (Note 3)	2,794,490	351,422,186	29,882,523	82,909,920	5,635,227	1,561,680	191,843	9,051,177	8,529	664,653

Total Investments	18,006,291	3,178,934,513	156,686,055	863,283,922	1,195,617,455	80,071,754	25,644,284	2,363,644,663	5,993,529	355,536,208
Cash	—	—	—	24,262	—	—	1,598	—	886	35,000
Receivable for investments sold	—	138,075,381	677,308	3,466,853	—	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	7,229,329	—	—	16,967,213	—	—
Dividends receivable	—	4,740,122	—	—	—	—	—	—	—	—
Interest receivable — unaffiliated issuers	154,071	7,312,876	344,308	4,684,466	12,971,111	871,826	227,146	28,950,681	510	4,554,189
Interest receivable — affiliated issuers	74	1,134	2,836	4,664	—	—	—	—	—	—
Due from Investment Adviser	—	—	—	38,951	78,102	—	—	—	—	17,530

TOTAL ASSETS	18,160,436	3,329,064,026	157,710,507	871,503,118	1,215,895,997	80,943,580	25,873,028	2,409,562,557	5,994,925	360,142,927

LIABILITIES
Payable upon return of securities loaned	1,890,930	315,045,565	—	29,514,352	—	—	—	—	—	—
Payable for investments purchased	157,458	20,636,352	28,182,778	55,041,363	24,156,782	1,793,250	—	31,145,749	—	2,294,083
Due to custodian	—	—	—	—	127	848	—	1,279	—	—
Distributions payable	39,534	145,636,585	1,579,087	1,604,477	2,293,346	171,197	97,759	1,843,681	—	1,303,469
Deferred income for dollar rolls	—	—	17,562	24,742	—	—	—	—	—	—
Accrued advisory fee (Note 3)	2,181	986,301	21,836	122,292	298,587	13,215	4,379	403,409	1,018	151,185
Accrued trustees’ fees and expenses (Note 3)	10	1,675	73	426	640	44	15	1,361	3	179

TOTAL LIABILITIES	2,090,113	482,306,478	29,801,336	86,307,652	26,749,482	1,978,554	102,153	33,395,479	1,021	3,748,916

NET ASSETS	$16,070,323	$2,846,757,548	$127,909,171	$785,195,466	$1,189,146,515	$78,965,026	$25,770,875	$2,376,167,078	$5,993,904	$356,394,011

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$16,093,761	$2,706,760,931	$126,372,027	$770,081,671	$1,150,427,943	$75,035,307	$24,802,964	$2,368,043,950	$5,997,463	$345,221,467
Undistributed (distribution in excess of) net investment income	(26,110)	(122,904,458)	(337,740)	(1,570,590)	(1,473,817)	(104,204)	(14,581)	(1,469,148)	(3,559)	340,827
Accumulated net realized gain (loss) on investments	(199,399)	23,999,524	183,486	(258,718)	(2,011,134)	260,285	47,051	3,843,193	—	(2,385,849)
Net unrealized appreciation (depreciation) on:
Investments	202,071	238,901,551	1,691,398	16,943,103	42,203,523	3,773,638	935,441	5,749,083	—	13,217,566

NET ASSETS	$16,070,323	$2,846,757,548	$127,909,171	$785,195,466	$1,189,146,515	$78,965,026	$25,770,875	$2,376,167,078	$5,993,904	$356,394,011

NET ASSET VALUE PER SHARE
Net asset value per share	$32.14	$46.67	$27.21	$58.16	$24.12	$23.93	$23.43	$24.25	$29.97	$57.48

Shares outstanding (unlimited amount authorized, $0.01 par value)	500,000	61,000,000	4,700,000	13,500,132	49,302,072	3,300,128	1,100,010	98,002,164	200,000	6,200,000

COST OF INVESTMENTS:
Unaffiliated issuers	$15,009,730	$2,588,610,776	$125,112,134	$763,430,899	$1,147,778,705	$74,736,436	$24,517,000	$2,348,844,403	$5,985,000	$341,653,989
Affiliated issuers	2,794,490	351,422,186	29,882,523	82,909,920	5,635,227	1,561,680	191,843	9,051,177	8,529	664,653

Total cost of investments	$17,804,220	$2,940,032,962	$154,994,657	$846,340,819	$1,153,413,932	$76,298,116	$24,708,843	$2,357,895,580	$5,993,529	$342,318,642

* Includes investments in securities on loan, at value	$1,893,685	$306,890,086	$—	$29,555,383	$—	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2014 (Unaudited)

	SPDR Nuveen	SPDR DB International	SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays				SPDR Barclays
	Barclays	Government	Short Term International	International	International	Emerging	SPDR Barclays			Investment
	Build America	Inflation-Protected	Treasury	Treasury	Corporate	Markets	International	SPDR Barclays	SPDR Barclays	Grade Floating
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Local Bond ETF	High Yield Bond ETF	High Yield Bond ETF	Short Term High Yield Bond ETF	Rate ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$116,367,451	$755,247,197	$281,802,070	$1,885,384,173	$258,034,749	$109,098,555	$24,696,061	$9,433,346,591	$3,801,965,783	$390,820,817
Investments in securities of affiliated issuers, at value* (Note 3)	395,393	1,108,677	655,673	20,273,290	406,824	8,308,545	158,775	953,995,277	386,109,368	14,623,458

Total Investments	116,762,844	756,355,874	282,457,743	1,905,657,463	258,441,573	117,407,100	24,854,836	10,387,341,868	4,188,075,151	405,444,275
Cash	—	—	631,503	—	—	—	1,375	2,713,895	836,610	3
Foreign currency, at value	—	1,824,225	738,316	17,937,507	1,962,735	859,261	181,842	—	—	—
Receivable for investments sold	—	2,580,782	9,058,695	21,640,706	—	—	55,974	—	2,330,625	—
Receivable for fund shares sold	6,297,563	—	48,451,718	38,803,517	10,319,541	—	—	—	57,834,262	—
Receivable for foreign currency contracts sold	—	3,630,368	7,065,986	46,867,017	12,879,058	7,944,398	85,000	—	—	—
Unrealized appreciation on forward currency contracts	—	—	103,204	454,281	28,853	72,753	—	—	—	—
Interest receivable — unaffiliated issuers	1,501,531	4,154,072	2,707,247	18,638,714	4,949,739	1,814,736	510,422	161,546,901	68,237,958	355,127
Interest receivable — affiliated issuers	63	92	108	1,064	9	66	15	6,349	4,416	218
Prepaid expenses	—	—	—	—	—	—	2	—	—	—

TOTAL ASSETS	124,562,001	768,545,413	351,214,520	2,050,000,269	288,581,508	128,098,314	25,689,466	10,551,609,013	4,317,319,022	405,799,623

LIABILITIES
Payable upon return of securities loaned	—	—	—	2,784,117	312,210	6,000	—	825,746,806	321,531,513	11,787,828
Payable for investments purchased	4,349,198	—	50,838,988	56,319,792	10,150,549	7,051,026	—	20,370,146	71,706,818	—
Due to broker	—	—	—	4,620,503	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	12,897	212,511	—	—	—	—
Payable for foreign currency contracts purchased	—	3,627,325	7,064,203	46,859,282	12,912,703	7,954,155	85,000	—	—	—
Distributions payable	363,695	4,093,902	476,801	15,595,610	886,002	—	192,829	46,243,904	17,611,594	194,390
Accrued advisory fee (Note 3)	33,669	328,475	76,764	796,149	120,932	45,604	8,747	3,250,866	1,346,944	50,221
Deferred foreign taxes payable	—	1,927	1,362	135,454	—	588	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	47	508	156	1,282	175	64	—	5,446	2,377	228

TOTAL LIABILITIES	4,746,609	8,052,137	58,458,274	127,112,189	24,395,468	15,269,948	286,576	895,617,168	412,199,246	12,032,667

NET ASSETS	$119,815,392	$760,493,276	$292,756,246	$1,922,888,080	$264,186,040	$112,828,366	$25,402,890	$9,655,991,845	$3,905,119,776	$393,766,956

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$116,646,424	$768,691,870	$324,589,412	$2,040,268,605	$275,494,090	$127,689,099	$27,896,756	$10,152,584,502	$4,128,986,683	$393,708,191
Undistributed (distribution in excess of) net investment income	(119,032)	2,681,524	(381,048)	3,814,841	714,955	525,637	302,304	(46,333,559)	(11,147,864)	(94,119)
Accumulated net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(957,480)	(8,111,161)	(7,482,238)	(21,194,644)	(1,535,938)	(3,001,641)	(842,471)	(43,061,225)	(29,268,658)	368
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $1,927, $1,362, $135,454, $0, $588, $0, $0, $0, $0, respectively)	4,245,480	(2,561,318)	(23,936,794)	(98,992,334)	(10,109,154)	(12,044,233)	(1,928,824)	(407,197,873)	(183,450,385)	152,516
Foreign currency	—	(207,639)	(33,086)	(1,008,388)	(377,913)	(340,496)	(24,875)	—	—	—

NET ASSETS	$119,815,392	$760,493,276	$292,756,246	$1,922,888,080	$264,186,040	$112,828,366	$25,402,890	$9,655,991,845	$3,905,119,776	$393,766,956

NET ASSET VALUE PER SHARE
Net asset value per share	$63.06	$57.18	$32.17	$55.26	$34.31	$28.21	$23.09	$38.62	$28.93	$30.52

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,900,000	13,300,483	9,100,000	34,800,019	7,700,000	4,000,000	1,100,000	250,023,812	135,000,000	12,900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$112,121,971	$757,806,588	$305,737,502	$1,984,241,053	$268,143,903	$121,142,200	$26,624,885	$9,840,544,464	$3,985,416,168	$390,668,301
Affiliated issuers	395,393	1,108,677	655,673	20,273,290	406,824	8,308,545	158,775	953,995,277	386,109,368	14,623,458

Total cost of investments	$112,517,364	$758,915,265	$306,393,175	$2,004,514,343	$268,550,727	$129,450,745	$26,783,660	$10,794,539,741	$4,371,525,536	$405,291,759

Foreign currency, at cost	$—	$1,822,052	$747,872	$18,047,745	$1,983,528	$898,983	$187,348	$—	$—	$—

* Includes investments in securities on loan, at value	$—	$—	$—	$2,709,373	$300,689	$5,485	$—	$882,546,861	$340,022,655	$11,539,391

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2014 (Unaudited)

	SPDR BofA Merrill
	Lynch Emerging	SPDR BofA Merrill
	Markets	Lynch Crossover
	Corporate	Corporate
	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$22,707,778	$40,591,514
Investments in securities of affiliated issuers, at value* (Note 3)	3,593,681	6,082,468

Total Investments	26,301,459	46,673,982
Receivable for investments sold	50,871	—
Interest receivable — unaffiliated issuers	320,432	546,558
Interest receivable — affiliated issuers	3	19
Due from Investment Adviser	—	3,357

TOTAL ASSETS	26,672,765	47,223,916

LIABILITIES
Payable upon return of securities loaned	3,545,783	5,500,920
Distributions payable	81,188	161,318
Accrued advisory fee (Note 3)	9,814	12,797
Accrued trustees’ fees and expenses (Note 3)	14	19

TOTAL LIABILITIES	3,636,799	5,675,054

NET ASSETS	$23,035,966	$41,548,862

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$24,103,046	$41,444,317
Undistributed (distribution in excess of) net investment income	226	(38,744)
Accumulated net realized gain (loss) on investments	(59,609)	32,096
Net unrealized appreciation (depreciation) on:
Investments	(1,007,697)	111,193

NET ASSETS	$23,035,966	$41,548,862

NET ASSET VALUE PER SHARE
Net asset value per share	$28.79	$25.97

Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	1,600,000

COST OF INVESTMENTS:
Unaffiliated issuers	$23,715,475	$40,480,321
Affiliated issuers	3,593,681	6,082,468

Total cost of investments	$27,309,156	$46,562,789

* Includes investments in securities on loan, at value	$3,473,686	$5,390,517

See accompanying notes to financial statements.

(This page intentionally left blank)

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

	SPDR Barclays		SPDR Barclays			SPDR Barclays			SPDR Barclays
	1-3		0-5		SPDR Barclays	Intermediate	SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays
	Month	SPDR Barclays	Year	SPDR Barclays	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate
	T-Bill ETF	TIPS ETF	TIPS ETF	1-10 Year TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$78,556	$1,493,370	$(22,822)	$(13,033)	$56,513	$1,072,716	$1,638,773	$23,718,950	$6,591,046	$5,025,650
Interest income on securities of affiliated issuers (Note 2 and Note 3)	395	231	3	4	44	321	103	9,464	808	517
Affiliated securities lending — net (Note 3 and Note 8)	76,177	7,919	—	264	947	10,848	4,484	65,070	14,241	4,207

TOTAL INVESTMENT INCOME (LOSS)	155,128	1,501,520	(22,819)	(12,765)	57,504	1,083,885	1,643,360	23,793,484	6,606,095	5,030,374

EXPENSES
Advisory fee (Note 3)	780,272	563,035	4,478	8,041	8,200	117,939	75,146	2,307,937	359,848	170,255
Trustees’ fees and expenses (Note 3)	10,019	5,782	90	79	111	1,642	894	35,003	4,457	1,820
Miscellaneous expenses	—	—	—	—	—	—	—	16,706	—	805

TOTAL EXPENSES	790,291	568,817	4,568	8,120	8,311	119,581	76,040	2,359,646	364,305	172,880

NET INVESTMENT INCOME (LOSS)	(635,163)	932,703	(27,387)	(20,885)	49,193	964,304	1,567,320	21,433,838	6,241,790	4,857,494

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	5,160	242,248	(5,176)	(11,655)	(852)	504,737	40,719	4,342,130	1,013,676	219,829
Net change in unrealized appreciation (depreciation) on:
Investments	(27,678)	(13,059,371)	(144,207)	(306,657)	(15,654)	189,195	11,805,285	(25,255,168)	(4,633,575)	5,183,212

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(22,518)	(12,817,123)	(149,383)	(318,312)	(16,506)	693,932	11,846,004	(20,913,038)	(3,619,899)	5,403,041

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(657,681)	$(11,884,420)	$(176,770)	$(339,197)	$32,687	$1,658,236	$13,413,324	$520,800	$2,621,891	$10,260,535

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2014 (Unaudited)

	SPDR Barclays					SPDR Nuveen
	Issuer	SPDR Barclays	SPDR Barclays		SPDR Nuveen	Barclays		SPDR Nuveen
	Scored	Convertible	Mortgage	SPDR Barclays	Barclays	California	SPDR Nuveen	Barclays
	Corporate	Securities	Backed	Aggregate	Municipal	Municipal	Barclays New York Municipal	Short Term Municipal	SPDR Nuveen S&P VRDO Municipal	SPDR Nuveen S&P High Yield Municipal
	Bond ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$279,645	$(53,704,380)	$1,838,494	$9,712,861	$14,362,741	$986,914	$347,277	$12,913,008	$2,568	$8,231,364
Interest income on securities of affiliated issuers (Note 2 and Note 3)	184	5,651	21,127	28,291	—	—	—	—	—	—
Dividend income (Note 2)	—	20,952,812	—	—	—	—	—	—	—	—
Affiliated securities lending — net (Note 3 and Note 8)	1,754	590,329	—	26,592	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	(363)	—	—	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	281,583	(32,155,588)	1,859,621	9,767,744	14,362,378	986,914	347,277	12,913,008	2,568	8,231,364

EXPENSES
Advisory fee (Note 3)	13,792	5,828,452	126,288	697,763	1,667,595	77,212	25,808	2,364,664	6,045	775,370
Trustees’ fees and expenses (Note 3)	207	28,430	1,219	7,192	10,286	726	244	22,499	55	2,747
Miscellaneous expenses	—	13,396	559	3,399	4,926	346	116	10,551	27	1,283

TOTAL EXPENSES	13,999	5,870,278	128,066	708,354	1,682,807	78,284	26,168	2,397,714	6,127	779,400

Expenses waived by Adviser (Note 3)	—	—	—	(199,687)	(404,317)	—	—	—	—	(81,567)

NET INVESTMENT INCOME (LOSS)	267,584	(38,025,866)	1,731,555	9,259,077	13,083,888	908,630	321,109	10,515,294	(3,559)	7,533,531

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	662,042	109,782,766	490,569	830,299	4,531,023	444,617	88,834	4,916,566	—	(615,008)
Net change in unrealized appreciation (depreciation) on:
Investments	(768,144)	(114,106,721)	115,249	4,256,847	15,666,588	1,212,899	477,406	(14,075,496)	—	7,698,905

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(106,102)	(4,323,955)	605,818	5,087,146	20,197,611	1,657,516	566,240	(9,158,930)	—	7,083,897

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$161,482	$(42,349,821)	$2,337,373	$14,346,223	$33,281,499	$2,566,146	$887,349	$1,356,364	$(3,559)	$14,617,428

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2014 (Unaudited)

	SPDR Nuveen	SPDR DB International	SPDR Barclays	SPDR Barclays	SPDR Barclays	SPDR Barclays				SPDR Barclays
	Barclays	Government	Short Term International	International	International	Emerging	SPDR Barclays			Investment
	Build America	Inflation-Protected	Treasury	Treasury	Corporate	Markets	International	SPDR Barclays	SPDR Barclays	Grade Floating
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Local Bond ETF	High Yield Bond ETF	High Yield Bond ETF	Short Term High Yield Bond ETF	Rate ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$1,685,529	$12,993,781	$1,450,961	$24,583,573	$3,161,900	$3,122,140	$829,905	$281,941,125	$113,709,454	$1,360,579
Interest income on securities of affiliated issuers (Note 2 and Note 3)	614	645	1,365	7,308	109	345	92	28,127	20,282	1,545
Affiliated securities lending — net (Note 3 and Note 8)	—	—	—	816	1,242	557	—	1,696,328	785,044	11,872
Foreign taxes withheld	—	(81,725)	(20,236)	(155,289)	(3,400)	(89,283)	—	—	—	(411)

TOTAL INVESTMENT INCOME (LOSS)	1,686,143	12,912,701	1,432,090	24,436,408	3,159,851	3,033,759	829,997	283,665,580	114,514,780	1,373,585

EXPENSES
Advisory fee (Note 3)	140,230	2,213,000	475,648	5,592,757	836,904	276,346	65,167	18,920,789	8,245,937	297,445
Trustees’ fees and expenses (Note 3)	561	8,897	2,639	23,053	3,120	1,013	316	89,532	40,916	3,827
Miscellaneous expenses	227	4,333	1,257	11,213	1,521	536	—	42,562	18,004	—

TOTAL EXPENSES	141,018	2,226,230	479,544	5,627,023	841,545	277,895	65,483	19,052,883	8,304,857	301,272

NET INVESTMENT INCOME	1,545,125	10,686,471	952,546	18,809,385	2,318,306	2,755,864	764,514	264,612,697	106,209,923	1,072,313

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	444,252	(600,475)	(6,428,960)	(16,027,611)	(163,196)	(924,405)	(792,180)	(61,302,490)	(37,747,447)	16,803
Foreign currency transactions	—	(795,280)	(1,767,625)	(9,996,701)	(393,368)	(276,428)	(47,247)	—	—	—
Forward foreign currency contracts	—	(25,001)	—	—	(59,842)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $1,362, $135,454, $0, $588, $0, $0, $0, $0, respectively)	3,195,364	(73,456,476)	(26,313,105)	(177,086,283)	(26,901,412)	(12,512,206)	(2,435,493)	(597,695,397)	(212,497,572)	(1,180,461)
Foreign currency transactions	—	(277,970)	(181,521)	(1,721,677)	(427,802)	(230,211)	(21,147)	—	—	—
Forward foreign currency contracts	—	(1,485)	130,345	608,778	22,941	(142,644)	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	3,639,616	(75,156,687)	(34,560,866)	(204,223,494)	(27,922,679)	(14,085,894)	(3,296,067)	(658,997,887)	(250,245,019)	(1,163,658)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,184,741	$(64,470,216)	$(33,608,320)	$(185,414,109)	$(25,604,373)	$(11,330,030)	$(2,531,553)	$(394,385,190)	$(144,035,096)	$(91,345)

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2014 (Unaudited)

	SPDR BofA Merrill
	Lynch Emerging	SPDR BofA Merrill
	Markets	Lynch Crossover
	Corporate	Corporate
	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$560,589	$659,245
Interest income on securities of affiliated issuers (Note 2 and Note 3)	52	92
Affiliated securities lending — net (Note 3 and Note 8)	3,272	5,007

TOTAL INVESTMENT INCOME (LOSS)	563,913	664,344

EXPENSES
Advisory fee (Note 3)	59,157	64,562
Trustees’ fees and expenses (Note 3)	225	284
Miscellaneous expenses	110	120

TOTAL EXPENSES	59,492	64,966

Expenses waived by Adviser (Note 3)	—	(16,484)

NET INVESTMENT INCOME	504,421	615,862

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	65,483	129,828
Net change in unrealized appreciation (depreciation) on:
Investments	(1,370,422)	(781,914)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,304,939)	(652,086)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(800,518)	$(36,224)

See accompanying notes to financial statements.

(This page intentionally left blank)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Barclays 1-3
	Month T-Bill ETF		SPDR Barclays TIPS ETF		SPDR Barclays 0-5 Year TIPS ETF		SPDR Barclays 1-10 Year TIPS ETF		SPDR Barclays Short Term Treasury ETF
	Six Months Ended		Six Months Ended		Six Months Ended	For the Period	Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	2/26/14*-	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(635,163)	$(1,047,113)	$932,703	$10,994,547	$(27,387)	$65,297	$(20,885)	$107,555	$49,193	$101,387
Net realized gain (loss) on investments	5,160	(94,638)	242,248	1,917,342	(5,176)	(1,013)	(11,655)	(88,192)	(852)	53,225
Net change in unrealized appreciation (depreciation) on investments	(27,678)	(18,397)	(13,059,371)	13,944,458	(144,207)	5,893	(306,657)	284,608	(15,654)	27,137

Net increase (decrease) in net assets resulting from operations	(657,681)	(1,160,148)	(11,884,420)	26,856,347	(176,770)	70,177	(339,197)	303,971	32,687	181,749

Net equalization credits and charges (Note 2)	(920,656)	1,103,650	(26,126)	(114,444)	—	—	(3,122)	(489)	1,945	1,671

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(4,896,344)	(8,464,244)	(40,357)	(53,074)	(116,829)	(61,813)	(57,462)	(97,924)
Net realized gains	—	—	—	—	—	—	—	—	(1,260)	(802)

Total distributions to shareholders	—	—	(4,896,344)	(8,464,244)	(40,357)	(53,074)	(116,829)	(61,813)	(58,722)	(98,726)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,637,555,941	979,677,557	73,714,271	38,848,622	—	6,000,000	1,957,569	1,954,693	6,040,095	20,973,080
Cost of shares redeemed	(1,299,015,456)	(1,579,360,789)	(28,133,013)	(111,643,440)	—	—	—	(3,865,388)	(3,015,011)	(15,012,737)
Net income equalization (Note 2)	920,656	(1,103,650)	26,126	114,444	—	—	3,122	489	(1,945)	(1,671)
Other capital (Note 4)	—	—	—	—	—	—	—	—	3,017	2

Net increase (decrease) in net assets from beneficial interest transactions	339,461,141	(600,786,882)	45,607,384	(72,680,374)	—	6,000,000	1,960,691	(1,910,206)	3,026,156	5,958,674

Net increase (decrease) in net assets during the period	337,882,804	(600,843,380)	28,800,494	(54,402,715)	(217,127)	6,017,103	1,501,543	(1,668,537)	3,002,066	6,043,368
Net assets at beginning of period	979,257,926	1,580,101,306	596,730,267	651,132,982	6,017,103	—	9,963,054	11,631,591	12,032,881	5,989,513

NET ASSETS END OF PERIOD (1)	$1,317,140,730	$979,257,926	$625,530,761	$596,730,267	$5,799,976	$6,017,103	$11,464,597	$9,963,054	$15,034,947	$12,032,881

SHARES OF BENEFICIAL INTEREST:
Shares sold	35,800,000	21,400,000	1,300,000	700,000	—	300,000	100,000	100,000	200,000	700,000
Shares redeemed	(28,400,000)	(34,500,000)	(500,000)	(2,000,000)	—	—	—	(200,000)	(100,000)	(500,000)

Net increase (decrease)	7,400,000	(13,100,000)	800,000	(1,300,000)	—	300,000	100,000	(100,000)	100,000	200,000

(1) Including undistributed (distribution in excess of) net investment income	$(1,086,345)	$(451,182)	$(899,276)	$3,064,365	$(49,053)	$18,691	$(87,477)	$50,237	$(2,863)	$5,406

*	Commencement of operations.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Intermediate Term Treasury ETF		SPDR Barclays Long Term Treasury ETF		SPDR Barclays Short Term Corporate Bond ETF		SPDR Barclays Intermediate Term Corporate Bond ETF		SPDR Barclays Long Term Corporate Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$964,304	$1,895,465	$1,567,320	$1,567,175	$21,433,838	$36,808,365	$6,241,790	$11,836,924	$4,857,494	$4,431,139
Net realized gain (loss) on investments	504,737	2,779,272	40,719	(4,062,125)	4,342,130	14,064,599	1,013,676	3,942,603	219,829	(1,474,159)
Net change in unrealized appreciation (depreciation) on investments	189,195	(2,357,909)	11,805,285	5,615,967	(25,255,168)	14,116,037	(4,633,575)	7,784,626	5,183,212	8,874,458

Net increase in net assets resulting from operations	1,658,236	2,316,828	13,413,324	3,121,017	520,800	64,989,001	2,621,891	23,564,153	10,260,535	11,831,438

Net equalization credits and charges (Note 2)	2,355	(19,960)	91,476	30,894	101,894	335,416	42,956	32,783	234,781	98,016

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,109,487)	(1,933,493)	(1,864,334)	(1,525,778)	(24,923,717)	(36,720,760)	(7,294,186)	(11,789,727)	(5,674,741)	(4,344,257)
Net realized gains	—	(127,746)	—	—	(3,156,335)	(5,494,878)	—	(971,375)	—	—

Total distributions to shareholders	(1,109,487)	(2,061,239)	(1,864,334)	(1,525,778)	(28,080,052)	(42,215,638)	(7,294,186)	(12,761,102)	(5,674,741)	(4,344,257)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	29,920,038	136,228,366	96,912,578	64,286,679	1,123,993,226	1,522,550,904	123,082,776	165,894,221	161,363,346	86,430,733
Cost of shares redeemed	(24,008,884)	(142,263,646)	(20,214,001)	(37,580,878)	(798,512,875)	(1,037,275,397)	(54,741,743)	(119,031,286)	—	(29,490,191)
Net income equalization (Note 2)	(2,355)	19,960	(91,476)	(30,894)	(101,894)	(335,416)	(42,956)	(32,783)	(234,781)	(98,016)
Other capital (Note 4)	—	236	—	—	18,970	73,329	7,976	6,946	310,731	142,990

Net increase (decrease) in net assets from beneficial interest transactions	5,908,799	(6,015,084)	76,607,101	26,674,907	325,397,427	485,013,420	68,306,053	46,837,098	161,439,296	56,985,516

Net increase (decrease) in net assets during the period	6,459,903	(5,779,455)	88,247,567	28,301,040	297,940,069	508,122,199	63,676,714	57,672,932	166,259,871	64,570,713
Net assets at beginning of period	167,232,411	173,011,866	86,209,467	57,908,427	3,448,186,006	2,940,063,807	456,713,527	399,040,595	161,828,857	97,258,144

NET ASSETS END OF PERIOD (1)	$173,692,314	$167,232,411	$174,457,034	$86,209,467	$3,746,126,075	$3,448,186,006	$520,390,241	$456,713,527	$328,088,728	$161,828,857

SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	2,300,000	1,400,000	1,000,000	36,600,000	49,600,000	3,600,000	4,900,000	4,000,000	2,200,000
Shares redeemed	(400,000)	(2,400,000)	(300,000)	(600,000)	(26,000,000)	(33,800,000)	(1,600,000)	(3,500,000)	—	(800,000)

Net increase (decrease)	100,000	(100,000)	1,100,000	400,000	10,600,000	15,800,000	2,000,000	1,400,000	4,000,000	1,400,000

(1) Including undistributed (distribution in excess of) net investment income	$(139,755)	$5,428	$(233,989)	$63,025	$(2,067,534)	$1,422,345	$(723,500)	$328,896	$(529,131)	$288,116

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Issuer Scored Corporate Bond ETF		SPDR Barclays Convertible Securities ETF		SPDR Barclays Mortgage Backed Bond ETF		SPDR Barclays Aggregate Bond ETF		SPDR Nuveen Barclays Municipal Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$267,584	$1,025,680	$(38,025,866)	$(44,418)	$1,731,555	$2,049,666	$9,259,077	$16,066,622	$13,083,888	$25,099,235
Net realized gain (loss) on investments	662,042	(215,310)	109,782,766	136,868,421	490,569	1,136,394	830,299	(391,981)	4,531,023	51,432
Net change in unrealized appreciation (depreciation) on investments	(768,144)	1,231,715	(114,106,721)	254,679,529	115,249	1,977,756	4,256,847	13,554,540	15,666,588	32,687,952

Net increase (decrease) in net assets resulting from operations	161,482	2,042,085	(42,349,821)	391,503,532	2,337,373	5,163,816	14,346,223	29,229,181	33,281,499	57,838,619

Net equalization credits and charges (Note 2)	1,351	(1,505)	108,255	5,988,503	2,555	40,688	68,859	64,851	118,073	(51,312)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(356,176)	(1,036,269)	(100,759,674)	(67,045,577)	(2,009,470)	(1,801,846)	(10,785,801)	(15,721,898)	(15,241,496)	(25,227,151)
Net realized gains	—	(67,805)	(78,888,555)	—	(1,268,746)	(25,684)	—	—	—	(5,674,600)

Total distributions to shareholders	(356,176)	(1,104,074)	(179,648,229)	(67,045,577)	(3,278,216)	(1,827,530)	(10,785,801)	(15,721,898)	(15,241,496)	(30,901,751)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,449,088	3,204,201	312,540,304	1,312,239,663	5,498,496	114,898,925	57,868,359	204,956,721	246,659,418	254,000,051
Cost of shares redeemed	(22,507,135)	(6,222,284)	(106,563,232)	—	(2,737,521)	(16,166,365)	(11,572,640)	(153,186,276)	(109,788,795)	(330,876,658)
Net income equalization (Note 2)	(1,351)	1,505	(108,255)	(5,988,503)	(2,555)	(40,688)	(68,859)	(64,851)	(118,073)	51,312
Other capital (Note 4)	38,131	24,905	425,548	396,045	4,118	65,532	30,346	202,326	17,228	29,175

Net increase (decrease) in net assets from beneficial interest transactions	(16,021,267)	(2,991,673)	206,294,365	1,306,647,205	2,762,538	98,757,404	46,257,206	51,907,920	136,769,778	(76,796,120)

Net increase (decrease) in net assets during the period	(16,214,610)	(2,055,167)	(15,595,430)	1,637,093,663	1,824,250	102,134,378	49,886,487	65,480,054	154,927,854	(49,910,564)
Net assets at beginning of period	32,284,933	34,340,100	2,862,352,978	1,225,259,315	126,084,921	23,950,543	735,308,979	669,828,925	1,034,218,661	1,084,129,225

NET ASSETS END OF PERIOD (1)	$16,070,323	$32,284,933	$2,846,757,548	$2,862,352,978	$127,909,171	$126,084,921	$785,195,466	$735,308,979	$1,189,146,515	$1,034,218,661

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	100,000	6,300,000	28,100,000	200,000	4,300,000	1,000,000	3,600,000	10,300,000	10,900,000
Shares redeemed	(700,000)	(200,000)	(2,200,000)	—	(100,000)	(600,000)	(200,000)	(2,700,000)	(4,600,000)	(14,400,000)

Net increase (decrease)	(500,000)	(100,000)	4,100,000	28,100,000	100,000	3,700,000	800,000	900,000	5,700,000	(3,500,000)

(1) Including undistributed (distribution in excess of) net investment income	$(26,110)	$62,482	$(122,904,458)	$15,881,082	$(337,740)	$(59,825)	$(1,570,590)	$(43,866)	$(1,473,817)	$683,791

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays California Municipal Bond ETF		SPDR Nuveen Barclays New York Municipal Bond ETF		SPDR Nuveen Barclays Short Term Municipal Bond ETF		SPDR Nuveen S&P VRDO Municipal Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$908,630	$2,119,439	$321,109	$718,026	$10,515,294	$19,415,925	$(3,559)	$(7,007)	$7,533,531	$10,553,866
Net realized gain (loss) on investments	444,617	(273,471)	88,834	(92,739)	4,916,566	4,917,265	—	—	(615,008)	(5,046,651)
Net change in unrealized appreciation (depreciation) on investments	1,212,899	3,691,581	477,406	957,746	(14,075,496)	22,392,600	—	—	7,698,905	10,570,284

Net increase (decrease) in net assets resulting from operations	2,566,146	5,537,549	887,349	1,582,968	1,356,364	46,725,790	(3,559)	(7,007)	14,617,428	16,077,499

Net equalization credits and charges (Note 2)	2,339	(27,554)	—	(9,608)	27,316	85,961	—	2,403	113,127	177,983

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,095,210)	(2,182,035)	(374,133)	(725,254)	(12,316,571)	(19,329,099)	—	—	(8,047,593)	(10,191,431)
Net realized gains	—	(2,109,629)	(45,560)	(661,510)	(185,878)	—	—	—	—	—

Total distributions to shareholders	(1,095,210)	(4,291,664)	(419,693)	(1,386,764)	(12,502,449)	(19,329,099)	—	—	(8,047,593)	(10,191,431)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,774,349	2,301,989	—	—	253,192,541	366,153,354	—	—	90,803,173	115,212,325
Cost of shares redeemed	(2,393,755)	(29,376,255)	—	(6,742,302)	(85,280,393)	(101,760,760)	—	(9,000,973)	(16,745,749)	(64,057,310)
Net income equalization (Note 2)	(2,339)	27,554	—	9,608	(27,316)	(85,961)	—	(2,403)	(113,127)	(177,983)
Other capital (Note 4)	2,455	1,151	—	—	66,007	80,460	—	—	14,308	24,902

Net increase (decrease) in net assets from beneficial interest transactions	2,380,710	(27,045,561)	—	(6,732,694)	167,950,839	264,387,093	—	(9,003,376)	73,958,605	51,001,934

Net increase (decrease) in net assets during the period	3,853,985	(25,827,230)	467,656	(6,546,098)	156,832,070	291,869,745	(3,559)	(9,007,980)	80,641,567	57,065,985
Net assets at beginning of period	75,111,041	100,938,271	25,303,219	31,849,317	2,219,335,008	1,927,465,263	5,997,463	15,005,443	275,752,444	218,686,459

NET ASSETS END OF PERIOD (1)	$78,965,026	$75,111,041	$25,770,875	$25,303,219	$2,376,167,078	$2,219,335,008	$5,993,904	$5,997,463	$356,394,011	$275,752,444

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	100,000	—	—	10,400,000	15,100,000	—	—	1,600,000	2,100,000
Shares redeemed	(100,000)	(1,300,000)	—	(300,000)	(3,500,000)	(4,200,000)	—	(300,000)	(300,000)	(1,200,000)

Net increase (decrease)	100,000	(1,200,000)	—	(300,000)	6,900,000	10,900,000	—	(300,000)	1,300,000	900,000

(1) Including undistributed (distribution in excess of) net investment income	$(104,204)	$82,376	$(14,581)	$38,443	$(1,469,148)	$332,129	$(3,559)	$—	$340,827	$854,889

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays Build America Bond ETF		SPDR DB International Government Inflation-Protected Bond ETF		SPDR Barclays Short Term International Treasury Bond ETF		SPDR Barclays International Treasury Bond ETF		SPDR Barclays International Corporate Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,545,125	$2,332,200	$10,686,471	$34,199,633	$952,546	$2,063,118	$18,809,385	$42,906,405	$2,318,306	$4,206,812
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	444,252	(860,040)	(1,420,756)	6,275,369	(8,196,585)	(2,109,266)	(26,024,312)	9,935,552	(616,406)	1,946,742
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and forward foreign currency	3,195,364	4,177,595	(73,735,931)	64,683,076	(26,364,281)	12,226,536	(178,199,182)	133,752,195	(27,306,273)	18,606,019

Net increase (decrease) in net assets resulting from operations	5,184,741	5,649,755	(64,470,216)	105,158,078	(33,608,320)	12,180,388	(185,414,109)	186,594,152	(25,604,373)	24,759,573

Net equalization credits and charges (Note 2)	92,022	(105,640)	—	—	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,788,399)	(2,384,710)	(6,348,510)	(24,644,825)	(88,646)	—	(13,040,149)	(32,228,075)	(2,727,723)	(3,912,809)
Net realized gains	—	—	(3,634,796)	(521,587)	(388,155)	(207,285)	(11,152,650)	(447,216)	(72,372)	(122,648)

Total distributions to shareholders	(1,788,399)	(2,384,710)	(9,983,306)	(25,166,412)	(476,801)	(207,285)	(24,192,799)	(32,675,291)	(2,800,095)	(4,035,457)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	80,042,101	5,748,689	—	—	83,127,764	71,583,584	190,222,030	521,827,472	39,944,146	142,798,224
Cost of shares redeemed	(6,256,443)	(44,916,159)	(124,676,266)	(284,367,754)	(29,930,825)	(21,476,137)	(484,853,507)	(140,459,545)	(63,921,888)	(31,890,984)
Net income equalization (Note 2)	(92,022)	105,640	—	—	—	—	—	—	—	—
Other capital (Note 4)	37,365	5,212	414,605	853,103	38,301	46,404	175,778	297,807	66,526	356,953

Net increase (decrease) in net assets from beneficial interest transactions	73,731,001	(39,056,618)	(124,261,661)	(283,514,651)	53,235,240	50,153,851	(294,455,699)	381,665,734	(23,911,216)	111,264,193

Net increase (decrease) in net assets during the period	77,219,365	(35,897,213)	(198,715,183)	(203,522,985)	19,150,119	62,126,954	(504,062,607)	535,584,595	(52,315,684)	131,988,309
Net assets at beginning of period	42,596,027	78,493,240	959,208,459	1,162,731,444	273,606,127	211,479,173	2,426,950,687	1,891,366,092	316,501,724	184,513,415

NET ASSETS END OF PERIOD (1)	$119,815,392	$42,596,027	$760,493,276	$959,208,459	$292,756,246	$273,606,127	$1,922,888,080	$2,426,950,687	$264,186,040	$316,501,724

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,300,000	100,000	—	—	2,500,000	2,000,000	3,300,000	8,800,000	1,100,000	3,900,000
Shares redeemed	(100,000)	(800,000)	(2,100,000)	(4,800,000)	(900,000)	(600,000)	(8,500,000)	(2,400,000)	(1,800,000)	(900,000)

Net increase (decrease)	1,200,000	(700,000)	(2,100,000)	(4,800,000)	1,600,000	1,400,000	(5,200,000)	6,400,000	(700,000)	3,000,000

(1) Including undistributed (distribution in excess of) net investment income	$(119,032)	$124,242	$2,681,524	$(1,656,437)	$(381,048)	$(1,244,948)	$3,814,841	$(1,954,395)	$714,955	$1,124,372

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Emerging Markets Local Bond ETF		SPDR Barclays International High Yield Bond ETF		SPDR Barclays High Yield Bond ETF		SPDR Barclays Short Term High Yield Bond ETF		SPDR Barclays Investment Grade Floating Rate ETF
	Six Months Ended		Six Months Ended	For the Period	Six Months Ended		Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	3/12/14*-	12/31/14	Year Ended	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,755,864	$6,761,800	$764,514	$619,410	$264,612,697	$570,688,757	$106,209,923	$156,381,556	$1,072,313	$1,593,504
Net realized gain (loss) on investments and foreign currency transactions	(1,200,833)	(7,221,339)	(839,427)	13,404	(61,302,490)	122,706,144	(37,747,447)	1,674,440	16,803	29,602
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and forward foreign currency	(12,885,061)	5,970,436	(2,456,640)	502,941	(597,695,397)	382,640,072	(212,497,572)	54,512,913	(1,180,461)	1,286,690

Net increase (decrease) in net assets resulting from operations	(11,330,030)	5,510,897	(2,531,553)	1,135,755	(394,385,190)	1,076,034,973	(144,035,096)	212,568,909	(91,345)	2,909,796

Net equalization credits and charges (Note 2)	—	—	—	—	1,294,388	694,550	(543,394)	6,508,581	1,453	77,123

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(2,855,787)	(663,061)	(399,848)	(310,946,256)	(574,768,687)	(124,291,807)	(151,434,542)	(1,243,621)	(1,527,688)
Net realized gains	—	—	(62,417)	—	—	(245,022)	—	(215,824)	(10,217)	(1,323)

Total distributions to shareholders	—	(2,855,787)	(725,478)	(399,848)	(310,946,256)	(575,013,709)	(124,291,807)	(151,650,366)	(1,253,838)	(1,529,011)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	32,946,371	89,030,709	—	50,004,983	5,684,265,178	5,826,757,229	1,790,903,310	3,075,099,025	15,313,155	357,032,623
Cost of shares redeemed	(8,769,302)	(99,136,699)	(14,757,503)	(7,500,031)	(5,085,953,622)	(5,866,343,455)	(1,958,924,957)	(144,192,242)	(6,124,372)	(15,289,816)
Net income equalization (Note 2)	—	—	—	—	(1,294,388)	(694,550)	543,394	(6,508,581)	(1,453)	(77,123)
Other capital (Note 4)	(32,758)	410,398	11,440	165,125	621,738	924,232	116,447	222,052	7,966	137,152

Net increase (decrease) in net assets from beneficial interest transactions	24,144,311	(9,695,592)	(14,746,063)	42,670,077	597,638,906	(39,356,544)	(167,361,806)	2,924,620,254	9,195,296	341,802,836

Net increase (decrease) in net assets during the period	12,814,281	(7,040,482)	(18,003,094)	43,405,984	(106,398,152)	462,359,270	(436,232,103)	2,992,047,378	7,851,566	343,260,744
Net assets at beginning of period	100,014,085	107,054,567	43,405,984	—	9,762,389,997	9,300,030,727	4,341,351,879	1,349,304,501	385,915,390	42,654,646

NET ASSETS END OF PERIOD (1)	$112,828,366	$100,014,085	$25,402,890	$43,405,984	$9,655,991,845	$9,762,389,997	$3,905,119,776	$4,341,351,879	$393,766,956	$385,915,390

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,100,000	3,000,000	—	2,000,000	142,000,000	144,250,000	60,100,000	100,500,000	500,000	11,700,000
Shares redeemed	(300,000)	(3,400,000)	(600,000)	(300,000)	(126,500,000)	(145,000,000)	(65,800,000)	(4,700,000)	(200,000)	(500,000)

Net increase (decrease)	800,000	(400,000)	(600,000)	1,700,000	15,500,000	(750,000)	(5,700,000)	95,800,000	300,000	11,200,000

(1) Including undistributed (distribution in excess of) net investment income	$525,637	$(2,230,227)	$302,304	$200,851	$(46,333,559)	$—	$(11,147,864)	$6,934,020	$(94,119)	$77,189

*	Commencement of operations.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF		SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Six Months Ended		Six Months Ended
	12/31/14	Year Ended	12/31/14	Year Ended
	(Unaudited)	6/30/14	(Unaudited)	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$504,421	$709,645	$615,862	$1,118,804
Net realized gain (loss) on investments	65,483	(125,088)	129,828	71,916
Net change in unrealized appreciation (depreciation) on investments	(1,370,422)	934,161	(781,914)	1,363,931

Net increase (decrease) in net assets resulting from operations	(800,518)	1,518,718	(36,224)	2,554,651

Net equalization credits and charges (Note 2)	(12,561)	4,325	(22,942)	(1,914)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(576,454)	(693,206)	(710,351)	(1,099,400)
Net realized gains	—	(162,306)	(39,934)	(99,621)

Total distributions to shareholders	(576,454)	(855,512)	(750,285)	(1,199,021)
					(This page intentionally left blank)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,036,151	5,980,808	15,668,886	7,661,716
Cost of shares redeemed	—	—	(2,646,846)	(2,577,912)
Net income equalization (Note 2)	12,561	(4,325)	22,942	1,914
Other capital (Note 4)	—	29,904	78,344	25,653

Net increase (decrease) in net assets from beneficial interest transactions	3,048,712	6,006,387	13,123,326	5,111,371

Net increase in net assets during the period	1,659,179	6,673,918	12,313,875	6,465,087
Net assets at beginning of period	21,376,787	14,702,869	29,234,987	22,769,900

NET ASSETS END OF PERIOD (1)	$23,035,966	$21,376,787	$41,548,862	$29,234,987

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	200,000	600,000	300,000
Shares redeemed	—	—	(100,000)	(100,000)

Net increase (decrease)	100,000	200,000	500,000	200,000

(1) Including undistributed (distribution in excess of) net investment income	$226	$72,259	$(38,744)	$55,745

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Barclays 1-3 Month T-Bill ETF									SPDR Barclays TIPS ETF
	Six Months									Six Months
	Ended									Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11		6/30/10		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$45.76		$45.80	$45.82	$45.85	$45.85		$45.86		$57.38		$55.65	$59.59	$54.76	$52.74	$49.74

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.03)		(0.04)	(0.02)	(0.04)	0.00	(2)	0.00	(2)	0.09		1.00	0.60	1.53	2.21	1.78
Net realized and unrealized gain (loss) (3)	0.04		(0.04)	0.01	0.01	0.00	(2)	0.00	(2)	(1.16)		1.51	(3.72)	4.93	1.70	2.78

Total from investment operations	0.01		(0.08)	(0.01)	(0.03)	0.00	(2)	0.00	(2)	(1.07)		2.51	(3.12)	6.46	3.91	4.56

Net equalization credits and charges (1)	(0.04)		0.04	(0.01)	0.00 (2)	0.00	(2)	0.00	(2)	(0.00	)(2)	(0.01)	0.01	0.05	0.01	0.01

Other capital (1)	—		—	—	—	—		—		—		—	—	0.00 (2)	—	—

Distributions to shareholders from:
Net investment income	—		—	—	0.00 (2)	—		0.00	(2)	(0.46)		(0.77)	(0.83)	(1.68)	(1.90)	(1.57)
Net realized gains	—		—	—	—	—		0.00	(2)	—		—	—	—	—	—

Return of capital	—		—	—	—	—		(0.01)		—		—	—	—	—	—

Total distributions	—		—	—	—	—		(0.01)		(0.46)		(0.77)	(0.83)	(1.68)	(1.90)	(1.57)

Net asset value, end of period	$45.73		$45.76	$45.80	$45.82	$45.85		$45.85		$55.85		$57.38	$55.65	$59.59	$54.76	$52.74

Total return (4)	(0.05)%		(0.09)%	(0.04)%	(0.08)%	0.01%		0.00	%(5)	(1.87)%		4.52%	(5.32)%	12.03%	7.55%	9.33%
Net assets, end of period (in 000’s)	$1,317,141		$979,258	$1,580,101	$1,539,512	$1,008,816		$1,054,532		$625,531		$596,730	$651,133	$732,984	$438,091	$379,749
Ratio of expenses to average net assets	0.14	%(6)	0.14%	0.14%	0.14%	0.15%		0.14%		0.19	%(6)	0.19%	0.19%	0.19%	0.20%	0.19%
Ratio of net investment income (loss) to average net assets	(0.11	)%(6)	(0.09)%	(0.05)%	(0.09)%	0.00	%(5)	0.00	%(5)	0.31	%(6)	1.79%	1.00%	2.62%	4.12%	3.48%
Portfolio turnover rate (7)	308%		577%	584%	619%	628%		623%		9%		20%	20%	23%	21%	18%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Amount is less than 0.005% per share.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays 0-5 Year TIPS ETF				SPDR Barclays 1-10 Year TIPS ETF						SPDR Barclays Short Term Treasury ETF						SPDR Barclays Intermediate Term Treasury ETF
	Six Months		For the		Six Months				For the		Six Months				For the		Six Months
	Ended		Period		Ended				Period		Ended				Period		Ended
	12/31/14		2/26/14*-		12/31/14		Year Ended		5/29/13*-		12/31/14		Year Ended	Year Ended	11/30/11*-		12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14		(Unaudited)		6/30/14		6/30/13		(Unaudited)		6/30/14	6/30/13	6/30/12		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$20.06		$20.00		$19.93		$19.39		$20.00		$30.08		$29.95	$30.10	$30.00		$59.72		$59.66	$61.31	$59.42	$59.19	$57.22

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.09)		0.22		(0.04)		0.21		(0.03)		0.11		0.17	0.12	0.06		0.33		0.69	0.90	1.07	1.17	1.19
Net realized and unrealized gain (loss) (3)	(0.51)		0.02		(0.56)		0.45		(0.58)		0.00	(2)	0.13	(0.15)	0.09		0.22		0.14	(1.34)	2.07	0.37	2.02

Total from investment operations	(0.60)		0.24		(0.60)		0.66		(0.61)		0.11		0.30	(0.03)	0.15		0.55		0.83	(0.44)	3.14	1.54	3.21

Net equalization credits and charges (1)	—		—		(0.01	)(2)	(0.00	)(2)	(0.00	)(2)	0.00	(2)	0.00 (2)	0.00 (2)	—		—		(0.01)	(0.01)	(0.01)	(0.01)	0.03

Other capital (1)	—		—		—		—		—		0.01		0.00	—	—		0.00	(2)	0.00 (2)	—	0.00 (2)	0.00 (2)	—

Distributions to shareholders from:
Net investment income	(0.13)		(0.18)		(0.13)		(0.12)		—		(0.13)		(0.17)	(0.12)	(0.05)		(0.38)		(0.71)	(0.91)	(1.08)	(1.18)	(1.19)
Net realized gains	—		—		(0.08)		—		—		0.00	(2)	0.00 (2)	—	—		—		(0.05)	(0.29)	(0.16)	(0.12)	(0.08)

Total distributions	(0.13)		(0.18)		(0.21)		(0.12)		—		(0.13)		(0.17)	(0.12)	(0.05)		(0.38)		(0.76)	(1.20)	(1.24)	(1.30)	(1.27)

Net asset value, end of period	$19.33		$20.06		$19.11		$19.93		$19.39		$30.07		$30.08	$29.95	$30.10		$59.89		$59.72	$59.66	$61.31	$59.42	$59.19

Total return (4)	(2.95)%		1.18%		(3.04)%		3.42%		(3.07)%		0.38%		1.00%	(0.10)%	0.49%		0.92%		1.39%	(0.77)%	5.30%	2.62%	5.73%
Net assets, end of period (in 000’s)	$5,800		$6,017		$11,465		$9,963		$11,632		$15,035		$12,033	$5,990	$6,019		$173,692		$167,232	$173,012	$196,216	$213,929	$242,703
Ratio of expenses to average net assets	0.15	%(5)	0.15	%(5)	0.15	%(5)	0.15%		0.15	%(5)	0.12	%(5)	0.12%	0.12%	0.12	%(5)	0.14	%(5)	0.14%	0.14%	0.14%	0.16%	0.14%
Ratio of net investment income (loss) to average net assets	(0.92	)%(5)	3.21	%(5)	(0.39	)%(5)	1.06%		(1.85	)%(5)	0.72	%(5)	0.57%	0.39%	0.34	%(5)	1.10	%(5)	1.16%	1.48%	1.75%	1.98%	2.06%
Portfolio turnover rate (6)	15%		10%		11%		24%		1%		39%		40%	38%	24%		13%		32%	32%	35%	33%	39%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Long Term Treasury ETF							SPDR Barclays Short Term Corporate Bond ETF
	Six Months							Six Months						For the
	Ended							Ended						Period
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	12/16/09*-
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$66.31		$64.34	$72.05	$56.22	$59.15	$55.00	$30.76		$30.53	$30.37	$30.44	$29.98	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.98		1.86	1.75	1.92	2.17	2.20	0.18		0.36	0.40	0.49	0.56	0.31
Net realized and unrealized gain (loss) (2)	6.48		1.91	(7.70)	15.76	(2.94)	4.06	(0.17)		0.29	0.17	(0.06)	0.48	(0.17)

Total from investment operations	7.46		3.77	(5.95)	17.68	(0.77)	6.26	0.01		0.65	0.57	0.43	1.04	0.14

Net equalization credits and charges (1)	0.06		0.04	(0.01)	0.14	0.01	0.08	0.00	(3)	0.00 (3)	0.02	0.02	0.01	0.04

Other capital (1)	—		—	—	—	—	—	0.00	(3)	0.00 (3)	0.01	0.04	0.00 (3)	0.06

Distributions to shareholders from:
Net investment income	(1.14)		(1.84)	(1.75)	(1.99)	(2.17)	(2.19)	(0.21)		(0.36)	(0.41)	(0.50)	(0.56)	(0.26)
Net realized gains	—		—	—	—	—	—	(0.03)		(0.06)	(0.03)	(0.06)	(0.03)	—

Total distributions	(1.14)		(1.84)	(1.75)	(1.99)	(2.17)	(2.19)	(0.24)		(0.42)	(0.44)	(0.56)	(0.59)	(0.26)

Net asset value, end of period	$72.69		$66.31	$64.34	$72.05	$56.22	$59.15	$30.53		$30.76	$30.53	$30.37	$30.44	$29.98

Total return (4)	11.43%		6.16%	(8.44)%	32.03%	(1.24)%	11.93%	0.02%		2.14%	1.99%	1.63%	3.60%	0.79%
Net assets, end of period (in 000’s)	$174,457		$86,209	$57,908	$64,844	$22,488	$23,661	$3,746,126		$3,448,186	$2,940,064	$1,105,432	$337,925	$161,898
Ratio of expenses to average net assets	0.14	%(5)	0.14%	0.14%	0.14%	0.15%	0.14%	0.13	%(5)	0.13%	0.13%	0.13%	0.13%	0.13	%(5)
Ratio of net investment income (loss) to average net assets	2.81	%(5)	2.95%	2.49%	2.85%	3.79%	4.01%	1.16	%(5)	1.18%	1.30%	1.61%	1.83%	1.94	%(5)
Portfolio turnover rate (6)	11%		24%	20%	22%	26%	54%	24%		43%	46%	50%	46%	23%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Intermediate Term Corporate Bond ETF							SPDR Barclays Long Term Corporate Bond ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$34.34		$33.53	$33.89	$33.03	$32.50	$30.39	$40.46		$37.41	$39.92	$35.55	$36.57	$33.31

Income (loss) from investment operations:
Net investment income (loss) (1)	0.45		0.92	1.00	1.12	1.14	1.31	0.87		1.79	1.81	1.92	2.00	2.07
Net realized and unrealized gain (loss) (2)	(0.26)		0.89	(0.31)	0.92	0.66	2.13	0.60		2.96	(2.60)	4.10	(0.22)	3.30

Total from investment operations	0.19		1.81	0.69	2.04	1.80	3.44	1.47		4.75	(0.79)	6.02	1.78	5.37

Net equalization credits and charges (1)	0.00	(3)	0.00 (3)	0.02	0.02	0.03	0.09	0.04		0.04	0.01	0.07	0.02	0.06

Other capital (1)	0.00	(3)	0.00 (3)	0.02	0.02	0.00 (3)	0.00 (3)	0.06		0.06	0.22	0.20	0.02	—

Distributions to shareholders from:
Net investment income	(0.52)		(0.92)	(1.02)	(1.12)	(1.15)	(1.38)	(1.02)		(1.80)	(1.82)	(1.92)	(2.01)	(2.09)
Net realized gains	—		(0.08)	(0.07)	(0.10)	(0.15)	(0.04)	—		—	(0.13)	—	(0.83)	(0.08)

Total distributions	(0.52)		(1.00)	(1.09)	(1.22)	(1.30)	(1.42)	(1.02)		(1.80)	(1.95)	(1.92)	(2.84)	(2.17)

Net asset value, end of period	$34.01		$34.34	$33.53	$33.89	$33.03	$32.50	$41.01		$40.46	$37.41	$39.92	$35.55	$36.57

Total return (4)	0.58%		5.47%	2.10%	6.41%	5.72%	11.85%	3.94%		13.44%	(1.74)%	18.04%	5.20%	16.76%
Net assets, end of period (in 000’s)	$520,390		$456,714	$399,041	$281,288	$191,565	$113,747	$328,089		$161,829	$97,258	$87,834	$35,553	$32,909
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15%	0.15%	0.16%	0.15%	0.15	%(5)	0.15%	0.15%	0.15%	0.17%	0.15%
Ratio of net investment income (loss) to average net assets	2.60	%(5)	2.72%	2.89%	3.34%	3.45%	4.13%	4.28	%(5)	4.69%	4.42%	4.97%	5.49%	5.85%
Portfolio turnover rate (6)	7%		13%	16%	15%	37%	42%	6%		8%	24%	21%	58%	42%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Issuer Scored Corporate Bond ETF								SPDR Barclays Convertible Securities ETF
	Six Months						For the		Six Months
	Ended						Period		Ended
	12/31/14		Year Ended		Year Ended	Year Ended	4/6/11*-		12/31/14		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		6/30/14		6/30/13	6/30/12	6/30/11		(Unaudited)		6/30/14		6/30/13	6/30/12		6/30/11	6/30/10

Net asset value, beginning of period	$32.28		$31.22		$32.02	$30.52	$30.00		$50.30		$42.54		$37.67	$41.55		$36.06	$31.65

Income (loss) from investment operations:
Net investment income (loss) (1)	0.50		1.08		1.08	1.11	0.24		(0.65)		(0.00	)(2)	(0.19)	0.37		0.68	1.43
Net realized and unrealized gain (loss) (3)	(0.11)		1.11		(0.81)	1.40	0.32		(0.02)		9.20		6.39	(2.45)		6.52	4.78

Total from investment operations	0.39		2.19		0.27	2.51	0.56		(0.67)		9.20		6.20	(2.08)		7.20	6.21

Net equalization credits and charges (1)	0.00	(2)	(0.00	)(2)	0.03	0.01	—		0.00	(2)	0.14		0.31	(0.00	)(2)	0.04	0.05

Other capital (1)	0.07		0.03		0.08	0.09	0.11		0.01		0.01		0.00 (2)	0.01		0.00 (2)	0.02

Distributions to shareholders from:
Net investment income	(0.60)		(1.08)		(1.08)	(1.11)	(0.15)		(1.68)		(1.59)		(1.64)	(1.29)		(1.63)	(1.76)
Net realized gains	—		(0.08)		(0.10)	—	—		(1.29)		—		—	(0.52)		(0.12)	(0.11)

Total distributions	(0.60)		(1.16)		(1.18)	(1.11)	(0.15)		(2.97)		(1.59)		(1.64)	(1.81)		(1.75)	(1.87)

Net asset value, end of period	$32.14		$32.28		$31.22	$32.02	$30.52		$46.67		$50.30		$42.54	$37.67		$41.55	$36.06

Total return (4)	1.41%		7.28%		1.11%	8.72%	2.23%		(1.29)%		22.35%		17.57%	(4.89)%		20.38%	19.92%
Net assets, end of period (in 000’s)	$16,070		$32,285		$34,340	$22,417	$12,208		$2,846,758		$2,862,353		$1,225,259	$783,580		$926,572	$259,629
Ratio of expenses to average net assets	0.16	%(5)	0.16%		0.16%	0.16%	0.16	%(5)	0.40	%(5)	0.40%		0.40%	0.40%		0.41%	0.40%
Ratio of net investment income (loss) to average net assets	3.10	%(5)	3.42%		3.34%	3.53%	3.42	%(5)	(2.61	)%(5)	0.00%		(0.47)%	0.98%		1.68%	3.85%
Portfolio turnover rate (6)	5%		22%		11%	17%	6%		16%		40%		34%	17%		33%	26%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Mortgage Backed Bond ETF								SPDR Barclays Aggregate Bond ETF
	Six Months								Six Months
	Ended								Ended
	12/31/14		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13		6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$27.41		$26.61	$27.68		$27.35	$27.36	$26.26	$57.90		$56.76	$58.57	$56.40	$56.67	$54.47

Income (loss) from investment operations:
Net investment income (loss) (1)	0.38		0.53	0.11		0.41	0.48	0.68	0.71		1.34	0.97	1.26	1.55	1.85
Net realized and unrealized gain (loss) (2)	0.13		0.69	(0.62)		0.85	0.50	1.29	0.37		1.08	(1.52)	2.68	0.58	3.13

Total from investment operations	0.51		1.22	(0.51)		1.26	0.98	1.97	1.08		2.42	(0.55)	3.94	2.13	4.98

Net equalization credits and charges (1)	0.00	(3)	0.01	(0.00	)(3)	0.00 (3)	0.02	0.07	0.01		0.01	0.00 (3)	0.04	0.01	0.01

Other capital (1)	0.00	(3)	0.02	0.02		0.02	0.06	0.10	0.00	(3)	0.02	0.01	0.05	0.00 (3)	—

Distributions to shareholders from:
Net investment income	(0.44)		(0.44)	(0.13)		(0.43)	(0.51)	(0.73)	(0.83)		(1.31)	(0.96)	(1.35)	(1.59)	(1.86)
Net realized gains	(0.27)		(0.01)	(0.45)		(0.52)	(0.56)	(0.31)	—		—	(0.31)	(0.51)	(0.82)	(0.93)

Total distributions	(0.71)		(0.45)	(0.58)		(0.95)	(1.07)	(1.04)	(0.83)		(1.31)	(1.27)	(1.86)	(2.41)	(2.79)

Net asset value, end of period	$27.21		$27.41	$26.61		$27.68	$27.35	$27.36	$58.16		$57.90	$56.76	$58.57	$56.40	$56.67

Total return (4)	1.88%		4.75%	(1.80)%		4.82%	3.88%	8.31%	1.90%		4.38%	(0.95)%	7.29%	3.83%	9.36%
Net assets, end of period (in 000’s)	$127,909		$126,085	$23,951		$38,746	$35,556	$27,362	$785,195		$735,309	$669,829	$597,435	$259,438	$221,027
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.20%		0.20%	0.21%	0.21%	0.13	%(5)	0.13%	0.13%	0.13%	0.15%	0.13%
Ratio of expenses to average net assets before waivers	0.20	%(5)	0.20%	0.20%		0.20%	0.21%	0.21%	0.19	%(5)	0.19%	0.19%	0.19%	0.20%	0.19%
Ratio of net investment income (loss) to average net assets	2.74	%(5)	1.96%	0.40%		1.47%	1.77%	2.55%	2.45	%(5)	2.35%	1.65%	2.17%	2.74%	3.33%
Portfolio turnover rate (6)	156%		379%	544%		1,489%	1,107%	897%	37%		91%	165%	428%	310%	376%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Municipal Bond ETF								SPDR Nuveen Barclays California Municipal Bond ETF
	Six Months								Six Months
	Ended								Ended
	12/31/14		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14		6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$23.72		$23.02		$24.16	$22.75	$22.94	$21.95	$23.47		$22.94	$24.34	$22.19	$22.53	$21.25

Income (loss) from investment operations:
Net investment income (loss) (1)	0.28		0.59		0.65	0.74	0.79	0.85	0.28		0.60	0.70	0.87	0.87	0.96
Net realized and unrealized gain (loss) (2)	0.45		0.84		(0.87)	1.48	(0.05)	0.97	0.52		1.15	(0.87)	2.16	(0.19)	1.27

Total from investment operations	0.73		1.43		(0.22)	2.22	0.74	1.82	0.80		1.75	(0.17)	3.03	0.68	2.23

Net equalization credits and charges (1)	0.00	(3)	(0.00	)(3)	0.00 (3)	0.01	0.00 (3)	0.02	0.00	(3)	(0.01)	0.01	0.00 (3)	0.01	0.01

Other capital (1)	0.00	(3)	0.00	(3)	0.01	0.00 (3)	—	—	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.33)		(0.59)		(0.65)	(0.75)	(0.79)	(0.85)	(0.34)		(0.61)	(0.70)	(0.86)	(0.86)	(0.96)
Net realized gains	—		(0.14)		(0.28)	(0.07)	(0.14)	—	—		(0.60)	(0.54)	(0.02)	(0.17)	—

Total distributions	(0.33)		(0.73)		(0.93)	(0.82)	(0.93)	(0.85)	(0.34)		(1.21)	(1.24)	(0.88)	(1.03)	(0.96)

Net asset value, end of period	$24.12		$23.72		$23.02	$24.16	$22.75	$22.94	$23.93		$23.47	$22.94	$24.34	$22.19	$22.53

Total return (4)	3.10%		6.41%		(1.01)%	9.95%	3.33%	8.50%	3.41%		7.92%	(0.85)%	13.91%	3.23%	10.67%
Net assets, end of period (in 000’s)	$1,189,147		$1,034,219		$1,084,129	$1,135,596	$873,455	$952,260	$78,965		$75,111	$100,938	$85,193	$73,226	$65,333
Ratio of expenses to average net assets	0.23	%(5)	0.23%		0.23%	0.23%	0.22%	0.20%	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets before waivers	0.30	%(5)	0.30%		0.30%	0.30%	0.30%	0.30%	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.35	%(5)	2.57%		2.69%	3.14%	3.46%	3.75%	2.35	%(5)	2.63%	2.88%	3.68%	3.92%	4.32%
Portfolio turnover rate (6)	14%		28%		18%	17%	16%	9%	5%		21%	40%	14%	29%	12%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays New York Municipal Bond ETF							SPDR Nuveen Barclays Short Term Municipal Bond ETF
	Six Months							Six Months
	Ended							Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$23.00		$22.75	$23.80	$22.34	$22.66	$21.49	$24.36		$24.03	$24.39	$24.20	$24.08	$23.67

Income (loss) from investment operations:
Net investment income (loss) (1)	0.29		0.61	0.67	0.77	0.76	0.88	0.11		0.23	0.26	0.33	0.36	0.42
Net realized and unrealized gain (loss) (2)	0.52		0.86	(0.87)	1.46	(0.20)	1.16	(0.09)		0.33	(0.30)	0.23	0.19	0.41

Total from investment operations	0.81		1.47	(0.20)	2.23	0.56	2.04	0.02		0.56	(0.04)	0.56	0.55	0.83

Net equalization credits and charges (1)	—		(0.01)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01

Other capital (1)	—		—	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01

Distributions to shareholders from:
Net investment income	(0.34)		(0.61)	(0.68)	(0.77)	(0.76)	(0.88)	(0.13)		(0.23)	(0.27)	(0.33)	(0.36)	(0.44)
Net realized gains	(0.04)		(0.60)	(0.17)	—	(0.12)	—	(0.00	)(3)	—	(0.05)	(0.04)	(0.07)	—

Total distributions	(0.38)		(1.21)	(0.85)	(0.77)	(0.88)	(0.88)	(0.13)		(0.23)	(0.32)	(0.37)	(0.43)	(0.44)

Net asset value, end of period	$23.43		$23.00	$22.75	$23.80	$22.34	$22.66	$24.25		$24.36	$24.03	$24.39	$24.20	$24.08

Total return (4)	3.53%		6.72%	(1.01)%	10.10%	2.55%	9.66%	0.06%		2.31%	(0.20)%	2.36%	2.33%	3.60%
Net assets, end of period (in 000’s)	$25,771		$25,303	$31,849	$28,557	$24,575	$24,926	$2,376,167		$2,219,335	$1,927,465	$1,539,304	$1,299,603	$1,252,378
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.49	%(5)	2.69%	2.77%	3.30%	3.40%	3.92%	0.89	%(5)	0.93%	1.07%	1.34%	1.49%	1.77%
Portfolio turnover rate (6)	11%		32%	36%	24%	37%	9%	16%		17%	20%	23%	25%	14%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P VRDO Municipal Bond ETF									SPDR Nuveen S&P High Yield Municipal Bond ETF
	Six Months							For the		Six Months					For the
	Ended							Period		Ended					Period
	12/31/14		Year Ended	Year Ended		Year Ended	Year Ended	9/23/09*-		12/31/14		Year Ended	Year Ended	Year Ended	4/13/11*-
	(Unaudited)		6/30/14	6/30/13		6/30/12	6/30/11	6/30/10		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$29.99		$30.01	$30.02		$30.03	$30.03	$30.00		$56.28		$54.67	$56.05	$52.25	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.02)		(0.02)	0.03		0.17	0.24	0.06		1.39		2.72	2.81	3.12	0.64
Net realized and unrealized gain (loss) (2)	—		(0.01)	(0.01)		—	—	—		1.28		1.47	(1.49)	3.70	1.96

Total from investment operations	(0.02)		(0.03)	0.02		0.17	0.24	0.06		2.67		4.19	1.32	6.82	2.60

Net equalization credits and charges (1)	—		0.01	(0.00	)(3)	0.00 (3)	0.00 (3)	0.00	(3)	0.02		0.05	0.07	0.10	—

Other capital (1)	—		—	—		0.00 (3)	—	0.01		—		0.01	0.01	0.01	—

Distributions to shareholders from:
Net investment income	—		—	(0.03)		(0.18)	(0.24)	(0.04)		(1.49)		(2.64)	(2.70)	(3.01)	(0.35)
Net realized gains	—		—	—		—	—	—		—		—	(0.08)	(0.12)	—

Total distributions	—		—	(0.03)		(0.18)	(0.24)	(0.04)		(1.49)		(2.64)	(2.78)	(3.13)	(0.35)

Net asset value, end of period	$29.97		$29.99	$30.01		$30.02	$30.03	$30.03		$57.48		$56.28	$54.67	$56.05	$52.25

Total return (4)	(0.06)%		(0.08)%	0.09%		0.55%	0.81%	0.23%		4.85%		8.16%	2.33%	13.71%	5.21%
Net assets, end of period (in 000’s)	$5,994		$5,997	$15,005		$15,008	$9,010	$15,013		$356,394		$275,752	$218,686	$95,283	$47,025
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.20%		0.21%	0.21%	0.21	%(5)	0.45	%(5)	0.45%	0.45%	0.45%	0.45	%(5)
Ratio of expenses to average net assets before waivers	0.20	%(5)	0.20%	0.20%		0.21%	0.21%	0.21	%(5)	0.50	%(5)	0.50%	0.50%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	(0.12	)%(5)	(0.08)%	0.09%		0.50%	0.80%	0.26	%(5)	4.86	%(5)	5.08%	4.84%	5.78%	5.86	%(5)
Portfolio turnover rate (6)	20%		28%	110%		92%	77%	173%		16%		21%	7%	24%	33%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Build America Bond ETF								SPDR DB International Government Inflation-Protected Bond ETF
	Six Months						For the		Six Months
	Ended						Period		Ended
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	5/12/10*-		12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$60.85		$56.07	$60.05	$50.97	$50.73	$50.00		$62.28		$57.56	$59.24	$61.86	$52.18	$51.90

Income (loss) from investment operations:
Net investment income (loss) (1)	1.20		2.56	2.60	2.65	2.74	0.34		0.73		1.99	1.86	2.56	3.19	2.52
Net realized and unrealized gain (loss) (2)	2.25		4.90	(4.07)	8.92	0.16	0.49		(5.16)		4.20	(1.44)	(3.10)	7.90	(1.96)

Total from investment operations	3.45		7.46	(1.47)	11.57	2.90	0.83		(4.43)		6.19	0.42	(0.54)	11.09	0.56

Net equalization credits and charges (1)	0.07		(0.12)	(0.03)	0.18	0.06	—		—		—	—	—	—	0.35

Other capital (1)	0.03		0.01	0.11	0.04	0.02	—		0.03		0.05	0.10	0.05	0.09	0.17

Distributions to shareholders from:
Net investment income	(1.34)		(2.57)	(2.59)	(2.71)	(2.73)	(0.10)		(0.43)		(1.49)	(1.62)	(2.13)	(1.50)	(0.80)
Net realized gains	—		—	—	—	(0.01)	—		(0.27)		(0.03)	—	—	—	—

Return of capital	—		—	—	—	—	—		—		—	(0.58)	—	—	—

Total distributions	(1.34)		(2.57)	(2.59)	(2.71)	(2.74)	(0.10)		(0.70)		(1.52)	(2.20)	(2.13)	(1.50)	(0.80)

Net asset value, end of period	$63.06		$60.85	$56.07	$60.05	$50.97	$50.73		$57.18		$62.28	$57.56	$59.24	$61.86	$52.18

Total return (3)	6.03%		13.60%	(2.60)%	23.52%	6.22%	1.67%		(7.08)%		10.97%	0.67%	(0.69)%	21.61%	2.03%
Net assets, end of period (in 000’s)	$119,815		$42,596	$78,493	$102,078	$30,583	$10,147		$760,493		$959,208	$1,162,731	$1,273,764	$1,360,851	$850,501
Ratio of expenses to average net assets	0.35	%(4)	0.35%	0.35%	0.35%	0.35%	0.36	%(4)	0.50	%(4)	0.50%	0.50%	0.50%	0.52%	0.50%
Ratio of net investment income (loss) to average net assets	3.86	%(4)	4.54%	4.24%	4.57%	5.54%	5.10	%(4)	2.41	%(4)	3.35%	3.00%	4.32%	5.43%	4.60%
Portfolio turnover rate (5)	58%		9%	46%	112%	58%	16%		9%		19%	43%	40%	23%	40%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Short Term International Treasury Bond ETF									SPDR Barclays International Treasury Bond ETF
	Six Months									Six Months
	Ended									Ended
	12/31/14		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/14	6/30/13		6/30/12	6/30/11	6/30/10		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$36.48		$34.67	$35.80		$39.24	$33.73	$35.05		$60.67		$56.29	$59.14	$61.84	$53.78	$54.19

Income (loss) from investment operations:
Net investment income (loss) (1)	0.12		0.30	0.40		0.54	0.51	0.46		0.49		1.20	1.29	1.39	1.42	1.48
Net realized and unrealized gain (loss) (2)	(4.37)		1.53	(1.53)		(2.73)	4.97	(1.41)		(5.22)		4.09	(2.93)	(1.79)	7.09	(1.48)

Total from investment operations	(4.25)		1.83	(1.13)		(2.19)	5.48	(0.95)		(4.73)		5.29	(1.64)	(0.40)	8.51	—

Net equalization credits and charges (1)	—		—	—		—	—	0.07		—		—	—	—	—	(0.08)

Other capital (1)	0.00	(3)	0.01	0.00	(3)	0.01	0.03	0.10		0.00	(3)	0.01	0.01	0.03	0.04	0.10

Distributions to shareholders from:
Net investment income	(0.01)		0.00 (3)	(0.00	)(3)	(1.26)	—	(0.54)		(0.35)		(0.91)	(1.22)	(2.33)	(0.49)	(0.43)
Net realized gains	(0.05)		(0.00)	—		—	—	—		(0.33)		(0.01)	—	—	—	—

Return of capital	—		—	—		—	—	(0.00	)(3)	—		—	—	—	—	—

Total distributions	(0.06)		(0.03)	—		(1.26)	—	(0.54)		(0.68)		(0.92)	(1.22)	(2.33)	(0.49)	(0.43)

Net asset value, end of period	$32.17		$36.48	$34.67		$35.80	$39.24	$33.73		$55.26		$60.67	$56.29	$59.14	$61.84	$53.78

Total return (4)	(11.64)%		5.32%	(3.14)%		(5.59)%	16.34%	(2.32)%		(7.83)%		9.52%	(2.86)%	(0.58)%	15.95%	(0.01)%
Net assets, end of period (in 000’s)	$292,756		$273,606	$211,479		$225,523	$251,107	$134,928		$1,922,888		$2,426,951	$1,891,366	$1,862,925	$1,583,074	$1,037,923
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%		0.35%	0.36%	0.35%		0.50	%(5)	0.50%	0.50%	0.50%	0.52%	0.50%
Ratio of net investment income (loss) to average net assets	0.70	%(5)	0.84%	1.11%		1.47%	1.37%	1.30%		1.68	%(5)	2.05%	2.16%	2.32%	2.41%	2.62%
Portfolio turnover rate (6)	34%		83%	71%		116%	85%	95%		9%		40%	31%	38%	63%	80%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays International Corporate Bond ETF									SPDR Barclays Emerging Markets Local Bond ETF							SPDR Barclays International High Yield Bond ETF
	Six Months							For the		Six Months					For the		Six Months		For the
	Ended							Period		Ended					Period		Ended		Period
	12/31/14		Year Ended	Year Ended		Year Ended	Year Ended	5/19/10*-		12/31/14		Year Ended	Year Ended	Year Ended	2/23/11*-		12/31/14		3/12/14*-
	(Unaudited)		6/30/14	6/30/13		6/30/12	6/30/11	6/30/10		(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11		(Unaudited)		6/30/14

Net asset value, beginning of period	$37.68		$34.17	$32.34		$34.81	$29.97	$30.00		$31.25		$29.74	$30.79	$31.74	$30.00		$25.53		$25.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.28		0.64	0.77		0.97	0.93	0.07		0.76		1.51	1.57	1.57	0.55		0.58		0.36
Net realized and unrealized gain (loss) (2)	(3.32)		3.44	1.43		(2.85)	4.44	(0.14)		(3.79)		0.47	(1.13)	(2.55)	1.06		(2.49)		0.30

Total from investment operations	(3.04)		4.08	2.20		(1.88)	5.37	(0.07)		(3.03)		1.98	0.44	(0.98)	1.61		(1.91)		0.66

Net equalization credits and charges (1)	—		—	—		—	—	—		—		—	—	—	—		—		—

Other capital (1)	0.01		0.05	0.09		0.08	0.26	0.04		(0.01)		0.09	0.14	0.57	0.41		0.01		0.10

Distributions to shareholders from:
Net investment income	(0.33)		(0.60)	(0.46)		(0.67)	(0.78)	—		—		(0.56)	(1.54)	(0.54)	(0.28)		(0.48)		(0.23)
Net realized gains	(0.01)		(0.02)	(0.02)		—	(0.01)	—		—		—	(0.01)	—	—		(0.06)		—

Return of capital	—		—	—		—	—	—		—		—	(0.08)	—	—		—		—

Total distributions	(0.34)		(0.62)	(0.48)		(0.67)	(0.79)	—		—		(0.56)	(1.63)	(0.54)	(0.28)		(0.54)		(0.23)

Contribution from Custodian	—		—	0.02		—	—	—		—		—	—	—	—		—		—

Net asset value, end of period	$34.31		$37.68	$34.17		$32.34	$34.81	$29.97		$28.21		$31.25	$29.74	$30.79	$31.74		$23.09		$25.53

Total return (3)	(8.06)%		12.32%	7.18	%(4)	(5.17)%	19.01%	(0.10)%		(9.75)%		6.77%	1.97%	(1.30)%	6.70%		(7.52)%		3.07%
Net assets, end of period (in 000’s)	$264,186		$316,502	$184,513		$71,144	$52,208	$5,993		$112,828		$100,014	$107,055	$197,030	$28,564		$25,403		$43,406
Ratio of expenses to average net assets	0.55	%(5)	0.55%	0.55%		0.55%	0.55%	0.55	%(5)	0.50	%(5)	0.50%	0.50%	0.50%	0.50	%(5)	0.40	%(5)	0.40	%(5)
Ratio of net investment income (loss) to average net assets	1.52	%(5)	1.77%	2.24%		2.95%	2.77%	2.16	%(5)	4.99	%(5)	5.06%	4.93%	5.13%	5.01	%(5)	4.69	%(5)	4.76	%(5)
Portfolio turnover rate (6)	12%		23%	37%		42%	21%	2%		15%		69%	75%	18%	5%		22%		26%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	If the custodian had not made a contribution during the Year Ended 6/30/13, the total return would have been 7.13%.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays High Yield Bond ETF							SPDR Barclays Short Term High Yield Bond ETF						SPDR Barclays Investment Grade Floating Rate ETF
	Six Months							Six Months				For the		Six Months					For the
	Ended							Ended				Period		Ended					Period
	12/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/14		Year Ended	Year Ended	3/14/12*-		12/31/14		Year Ended		Year Ended	11/30/11*-
	(Unaudited)		6/30/14	6/30/13	6/30/12	6/30/11	6/30/10	(Unaudited)		6/30/14	6/30/13	6/30/12		(Unaudited)		6/30/14		6/30/13	6/30/12

Net asset value, beginning of period	$41.63		$39.53	$39.16	$39.88	$37.99	$34.30	$30.86		$30.05	$29.77	$30.00		$30.63		$30.47		$30.33	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.13		2.38	2.59	2.85	3.25	4.16	0.78		1.59	1.75	0.56		0.08		0.16		0.33	0.30
Net realized and unrealized gain (loss) (2)	(2.82)		2.11	0.38	(0.53)	2.53	3.70	(1.80)		0.75	0.23	(0.60)		(0.09)		0.14		0.13	0.28

Total from investment operations	(1.69)		4.49	2.97	2.32	5.78	7.86	(1.02)		2.34	1.98	(0.04)		(0.01)		0.30		0.46	0.58

Net equalization credits and charges (1)	0.01		0.00 (3)	(0.01)	0.06	0.05	0.14	(0.00	)(3)	0.07	0.14	0.09		—		0.01		0.02	0.01

Other capital (1)	—		0.00 (3)	0.03	0.03	0.01	0.00 (3)	0.00	(3)	0.00 (3)	0.04	0.08		0.00	(3)	0.01		0.05	—

Distributions to shareholders from:
Net investment income	(1.33)		(2.39)	(2.62)	(2.87)	(3.34)	(4.31)	(0.91)		(1.58)	(1.88)	(0.36)		(0.10)		(0.16)		(0.39)	(0.26)
Net realized gains	—		0.00 (3)	—	(0.26)	(0.61)	—	—		0.20	—	—		(0.00)		(0.00	)(3)	0.00	—

Total distributions	(1.33)		(2.39)	(2.62)	(3.13)	(3.95)	(4.31)	(0.91)		(1.60)	(1.88)	(0.36)		(0.10)		(0.16)		(0.39)	(0.26)

Net asset value, end of period	$38.62		$41.63	$39.53	$39.16	$39.88	$37.99	$28.93		$30.86	$30.05	$29.77		$30.52		$30.63		$30.47	$30.33

Total return (4)	(4.10)%		11.72%	7.70%	6.50%	15.87%	24.22%	(3.38)%		8.21%	7.40%	0.44%		(0.02)%		1.06%		1.77%	1.95%
Net assets, end of period (in 000’s)	$9,655,992		$9,762,390	$9,300,031	$10,780,535	$6,915,538	$4,301,252	$3,905,120		$4,341,352	$1,349,305	$133,966		$393,767		$385,915		$42,655	$9,098
Ratio of expenses to average net assets	0.40	%(5)	0.40%	0.40%	0.40%	0.41%	0.40%	0.40	%(5)	0.40%	0.40%	0.40	%(5)	0.15	%(5)	0.15%		0.15%	0.15	%(5)
Ratio of net investment income (loss) to average net assets	5.59	%(5)	5.86%	6.41%	7.38%	8.13%	10.96%	5.15	%(5)	5.17%	5.75%	6.40	%(5)	0.54	%(5)	0.51%		1.08%	1.68	%(5)
Portfolio turnover rate (6)	16%		30%	49%	38%	40%	53%	17%		44%	54%	16%		1%		12%		11%	5%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF						SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Six Months				For the		Six Months				For the
	Ended				Period		Ended				Period
	12/31/14		Year Ended	Year Ended	6/18/12*-		12/31/14		Year Ended	Year Ended	6/18/12*-
	(Unaudited)		6/30/14	6/30/13	6/30/12		(Unaudited)		6/30/14	6/30/13	6/30/12

Net asset value, beginning of period	$30.54		$29.41	$30.08	$30.00		$26.58		$25.30	$25.24	$25.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.64		1.32	1.30	0.06		0.50		1.03	1.05	0.05
Net realized and unrealized gain (loss) (2)	(1.64)		1.39	(0.75)	(0.20)		(0.55)		1.35	(0.16)	0.19

Total from investment operations	(1.00)		2.71	0.55	(0.14)		(0.05)		2.38	0.89	0.24

Net equalization credits and charges (1)	(0.02)		0.01	—	—		(0.02)		—	0.06	—

Other capital (1)	—		0.06	—	0.22		0.06		0.02	0.11	—

Distributions to shareholders from:
Net investment income	(0.73)		(1.33)	(1.22)	—		(0.58)		(1.03)	(1.00)	—
Net realized gains	—		(0.32)	—	—		(0.02)		(0.09)	—	—

Total distributions	(0.73)		(1.65)	(1.22)	—		(0.60)		(1.12)	(1.00)	—

Net asset value, end of period	$28.79		$30.54	$29.41	$30.08		$25.97		$26.58	$25.30	$25.24

Total return (3)	(3.36)%		9.81%	1.63%	0.27%		(0.02)%		9.76%	4.11%	0.95%
Net assets, end of period (in 000’s)	$23,036		$21,377	$14,703	$15,041		$41,549		$29,235	$22,770	$10,095
Ratio of expenses to average net assets	0.50	%(4)	0.50%	0.50%	0.50	%(4)	0.30	%(4)	0.30%	0.30%	0.30	%(4)
Ratio of expenses to average net assets before waivers	0.50	%(4)	0.50%	0.50%	0.50	%(4)	0.40	%(4)	0.40%	0.40%	0.40	%(4)
Ratio of net investment income (loss) to average net assets	4.26	%(4)	4.45%	4.15%	3.38	%(4)	3.82	%(4)	4.00%	4.01%	3.64	%(4)
Portfolio turnover rate (5)	5%		18%	30%	6%		10%		18%	20%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2014, the Trust offered seventy-one (71) portfolios, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following thirty-two (32) Funds: SPDR Barclays 1-3 Month T-Bill ETF, SPDR Barclays TIPS ETF, SPDR Barclays 0-5 Year TIPS ETF, SPDR Barclays 1-10 Year TIPS ETF, SPDR Barclays Short Term Treasury ETF, SPDR Barclays Intermediate Term Treasury ETF, SPDR Barclays Long Term Treasury ETF, SPDR Barclays Short Term Corporate Bond ETF, SPDR Barclays Intermediate Term Corporate Bond ETF, SPDR Barclays Long Term Corporate Bond ETF, SPDR Barclays Issuer Scored Corporate Bond ETF, SPDR Barclays Convertible Securities ETF, SPDR Barclays Mortgage Backed Bond ETF, SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen Barclays California Municipal Bond ETF, SPDR Nuveen Barclays New York Municipal Bond ETF, SPDR Nuveen Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, SPDR Nuveen Barclays Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays International High Yield Bond ETF, SPDR Barclays High Yield Bond ETF, SPDR Barclays Short Term High Yield Bond ETF, SPDR Barclays Investment Grade Floating Rate ETF, SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF. Each Fund operates as a non-diversified investment company. The other thirty-nine (39) Funds are included in a separate Semi-Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments).The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments which also includes a breakdown of a Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2014:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays 1-3 Month T-Bill ETF	$775,972	$1,447,084,341	$—	$1,447,860,313
SPDR Barclays TIPS ETF	14,674,002	622,764,139	—	637,438,141
SPDR Barclays 0-5 Year TIPS ETF	14,003	5,769,380	—	5,783,383
SPDR Barclays 1-10 Year TIPS ETF	849,839	11,418,486	—	12,268,325
SPDR Barclays Short Term Treasury ETF	1,753,062	14,892,635	—	16,645,697

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays Intermediate Term Treasury ETF	$18,206,129	$172,285,956	$—	$190,492,085
SPDR Barclays Long Term Treasury ETF	13,202,794	172,947,485	—	186,150,279
SPDR Barclays Short Term Corporate Bond ETF	97,576,871	3,706,223,184	—	3,803,800,055
SPDR Barclays Intermediate Term Corporate Bond ETF	16,789,282	510,174,245	—	526,963,527
SPDR Barclays Long Term Corporate Bond ETF	11,421,733	320,427,750	—	331,849,483
SPDR Barclays Issuer Scored Corporate Bond ETF	2,794,490	15,211,801	—	18,006,291
SPDR Barclays Convertible Securities ETF	1,123,528,020	2,055,406,493	—	3,178,934,513
SPDR Barclays Mortgage Backed Bond ETF	29,882,523	126,803,532	—	156,686,055
SPDR Barclays Aggregate Bond ETF	82,909,920	780,374,002	—	863,283,922
SPDR Nuveen Barclays Municipal Bond ETF	5,635,227	1,189,982,228	—	1,195,617,455
SPDR Nuveen Barclays California Municipal Bond ETF	1,561,680	78,510,074	—	80,071,754
SPDR Nuveen Barclays New York Municipal Bond ETF	191,843	25,452,441	—	25,644,284
SPDR Nuveen Barclays Short Term Municipal Bond ETF	9,051,177	2,354,593,486	—	2,363,644,663
SPDR Nuveen S&P VRDO Municipal Bond ETF	8,529	5,985,000	—	5,993,529
SPDR Nuveen S&P High Yield Municipal Bond ETF	664,653	353,726,555	1,145,000	355,536,208
SPDR Nuveen Barclays Build America Bond ETF	395,393	116,367,451	—	116,762,844
SPDR DB International Government Inflation-Protected Bond ETF	1,108,677	755,247,197	—	756,355,874
SPDR Barclays Short Term International Treasury Bond ETF	655,673	281,802,070	—	282,457,743
SPDR Barclays International Treasury Bond ETF	20,273,290	1,885,384,173	—	1,905,657,463
SPDR Barclays International Corporate Bond ETF	406,824	258,034,749	—	258,441,573
SPDR Barclays Emerging Markets Local Bond ETF	8,308,545	109,098,555	—	117,407,100
SPDR Barclays International High Yield Bond ETF	158,775	24,696,061	—	24,854,836
SPDR Barclays High Yield Bond ETF	953,995,277	9,433,346,591	—	10,387,341,868
SPDR Barclays Short Term High Yield Bond ETF	386,109,368	3,801,965,783	—	4,188,075,151
SPDR Barclays Investment Grade Floating Rate ETF	14,623,458	390,820,817	—	405,444,275
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	3,593,681	22,707,778	—	26,301,459
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	6,082,468	40,591,514	—	46,673,982

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays Short Term International Treasury Bond ETF	$—	$103,204	$—	$103,204
SPDR Barclays International Treasury Bond ETF	—	454,281	—	454,281

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays International Corporate Bond ETF	$—	$15,956	$—	$15,956
SPDR Barclays Emerging Markets Local Bond ETF	—	(139,758)	—	(139,758)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels for the six months ended December 31, 2014.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance	Accrued		Change in			Transfers	Transfers	Balance
	as of	discounts/	Realized	unrealized			into	out of	as of
Investments in Securities	6/30/2014	premiums	gain/loss	gain/loss	Purchases	Sales	Level 3	Level 3	12/31/2014

Municipal Bonds & Notes
SPDR Nuveen S&P High Yield Municipal Bond ETF
California, Statewide Communities
Development Authority Revenue:
6.00%, 7/10/2015	$—	$—	$—	$—	$910,000	$—	$—	$—	$910,000
6.00%, 7/10/2015	—	—	—	—	135,000	—	—	—	135,000
Series B 6.00%, 7/10/2015	—	—	—	—	100,000	—	—	—	100,000

Investment Income

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Amortization of premium and accretion of market discount recorded for financial reporting purposes may not accord with a Fund’s elections for tax purposes.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF and SPDR Barclays International High Yield Bond ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign currency. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Forward Foreign Currency Contracts

The SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays International High Yield Bond ETF and the SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of a Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2014 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

		Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Short Term International Treasury Bond ETF (a)	Forward Contract	$—	$103,204	$—	$—	$—	$—	$103,204
SPDR Barclays International Treasury Bond ETF (a)	Forward Contract	—	454,281	—	—	—	—	454,281
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	28,853	—	—	—	—	28,853
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	72,753	—	—	—	—	72,753

(a)	Unrealized appreciation on forward currency contracts.

		Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$12,897	$—	$—	$—	$—	$12,897
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	212,511	—	—	—	—	212,511

(a)	Unrealized depreciation on forward currency contracts.

		Net Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$(59,842)	$—	$—	$—	$—	$(59,842)
SPDR DB International Government Inflation-Protected Bond ETF (a)	Forward Contract	—	(25,001)	—	—	—	—	(25,001)

(a)	Net realized gain (loss) on forward foreign currency contracts.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

		Net Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$(1,485)	$—	$—	$—	$—	$(1,485)
SPDR Barclays Short Term International Treasury Bond ETF (a)	Forward Contract	—	130,345	—	—	—	—	130,345
SPDR Barclays International Treasury Bond ETF (a)	Forward Contract	—	608,778	—	—	—	—	608,778
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	22,941	—	—	—	—	22,941
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	(142,644)	—	—	—	—	(142,644)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

The volume of derivatives held at period end is indicative of the volume held throughout the year.

SPDR Barclays Short Term International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Assets	Liabilities	Liabilities	Collateral Received (a)	Assets

Deutsche Bank AG London	$103,204	$—	$103,204	$—	$103,204

SPDR Barclays Short Term International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Collateral Pledged (a)	Liabilities

Deutsche Bank AG London	$—	$—	$—	$—	$—

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Assets	Liabilities	Liabilities	Collateral Received (a)	Assets

Deutsche Bank AG London	$454,281	$—	$454,281	$—	$454,281

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

SPDR Barclays International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Collateral Pledged (a)	Liabilities

Deutsche Bank AG London	$—	$—	$—	$—	$—

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays International Corporate Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Assets	Liabilities	Liabilities	Collateral Received (a)	Assets

Barclays Bank PLC Wholesale	$28,853	$—	$28,853	$—	$28,853

SPDR Barclays International Corporate Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Collateral Pledged (a)	Liabilities

Barclays Bank PLC Wholesale	$7,646	$—	$7,646	$	$7,646
UBS AG London	5,251	—	5,251	—	5,251

	$12,897	$—	$12,897	$—	$12,897

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays Emerging Markets Local Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Assets	Liabilities	Liabilities	Collateral Received (a)	Assets

UBS AG London	$71,208	$—	$71,208	$—	$71,208
JPMorgan Chase Bank NA London	1,545	—	1,545	—	1,545

	$72,753	$—	$72,753	$—	$72,753

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

SPDR Barclays Emerging Markets Local Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of	Gross Amounts
		Offset in	Assets presented	Not Offset in the	Net
	Gross Amounts	Statements of	in Statements of	Statements of Assets	Amount of
	of Recognized	Assets and	Assets and	and Liabilities	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Collateral Pledged (a)	Liabilities

UBS AG London	$212,511	$—	$212,511	$—	$212,511

(a)	The actual collateral received and/or pledged may be more than the amount shown.

Mortgage Dollar Rolls

The SPDR Barclays Aggregate Bond ETF and the SPDR Barclays Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before a Fund is able to repurchase them. There can be no assurance that a Funds’ use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. A Funds’ use of to-be announced (“TBA”) mortgage dollar rolls may cause the funds to experience higher transaction costs.

Inflation-Indexed Instruments

The SPDR Barclays TIPS ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays 0-5 Year TIPS ETF and SPDR Barclays 1-10 Year TIPS ETF may invest almost exclusively in inflation-indexed instruments which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity. Deflation may cause dividends to be suspended.

Convertible Securities

SPDR Barclays Convertible Securities ETF will invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

depending on changes in the value of the underlying common stocks and interest rates. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2013 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the six months ended December 31, 2014, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Barclays 1-3 Month T-Bill ETF	$(9,354)
SPDR Barclays TIPS ETF	1,475,263
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	—
SPDR Barclays Intermediate Term Treasury ETF	473,349
SPDR Barclays Long Term Treasury ETF	411,015
SPDR Barclays Short Term Corporate Bond ETF	1,814,367
SPDR Barclays Intermediate Term Corporate Bond ETF	578,274
SPDR Barclays Long Term Corporate Bond ETF	—
SPDR Barclays Issuer Scored Corporate Bond ETF	645,946
SPDR Barclays Convertible Securities ETF	17,879,114
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	294,900
SPDR Nuveen Barclays Municipal Bond ETF	1,619,788
SPDR Nuveen Barclays California Municipal Bond ETF	204,238
SPDR Nuveen Barclays New York Municipal Bond ETF	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Nuveen Barclays Short Term Municipal Bond ETF	$893,357
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	104,531
SPDR Nuveen Barclays Build America Bond ETF	434,693
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	(848,861)
SPDR Barclays International Treasury Bond ETF	(5,069,773)
SPDR Barclays International Corporate Bond ETF	873,204
SPDR Barclays Emerging Markets Local Bond ETF	(188,130)
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	(18,372,521)
SPDR Barclays Short Term High Yield Bond ETF	(11,092,711)
SPDR Barclays Investment Grade Floating Rate ETF	16,487
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	77,758

At December 31, 2014, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

						Non-Expiring —	Non-Expiring —
	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays TIPS ETF	—	18,724	209,542	—	—	3,147,431	1,601,645
SPDR Barclays 0-5 Year TIPS ETF	—	—	—	—	—	6,565	—
SPDR Barclays 1-10 Year TIPS ETF	—	—	—	—	—	40,212	393
SPDR Barclays Short Term Treasury ETF	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—	17,485	94,558	—	987,385	1,767,433
SPDR Barclays Long Term Treasury ETF	—	—	—	—	—	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—	—	—	—	1,159,753	83,538
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	—	—	—	215,310	—
SPDR Barclays Convertible Securities ETF	—	—	—	—	—	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Aggregate Bond ETF	—	—	—	—	—	794,117	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—	—	—	—	3,312,412	1,981,880
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	—	—	—	624,486	1,683,779
SPDR Nuveen Barclays Build America Bond ETF	—	—	—	—	2,012	880,408	84,619

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

						Non-Expiring —	Non-Expiring —
	2015	2016	2017	2018	2019	Short Term	Long Term

SPDR DB International Government Inflation-Protected Bond ETF	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays Short Term International Treasury Bond ETF	—	—	—	—	—	—	—
SPDR Barclays International Treasury Bond ETF	—	—	—	—	—	—	—
SPDR Barclays International Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	—	—	1,040,239	772,521
SPDR Barclays International High Yield Bond ETF	—	—	—	—	—	—	—
SPDR Barclays High Yield Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—	—	—	—	5,812	2,591,383
SPDR Barclays Investment Grade Floating Rate ETF	—	—	—	—	—	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—	—	—	—	125,088
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—	—	—	—	—

During the tax year ended June 30, 2014, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—
SPDR Barclays TIPS ETF	—	—
SPDR Barclays 0-5 Year TIPS ETF	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	9,042,136	—
SPDR Barclays Mortgage Backed Bond ETF	—	—
SPDR Barclays Aggregate Bond ETF	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	9,393,199	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—
SPDR Barclays International Treasury Bond ETF	—	—
SPDR Barclays International Corporate Bond ETF	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Amount Utilized	Amount Expired

SPDR Barclays Emerging Markets Local Bond ETF	$—	$—
SPDR Barclays International High Yield Bond ETF	—	—
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Barclays 1-3 Month T-Bill ETF	$—	$(451,182)
SPDR Barclays TIPS ETF	—	—
SPDR Barclays 0-5 Year TIPS ETF	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	(115,391)	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—
SPDR Barclays Aggregate Bond ETF	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	(1,195,190)
SPDR Barclays International Treasury Bond ETF	—	—
SPDR Barclays International Corporate Bond ETF	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	(1,920,444)
SPDR Barclays International High Yield Bond ETF	—	—
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Barclays Investment Grade Floating Rate ETF	$—	$—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR Barclays 1-3 Month T-Bill ETF	0.1345%
SPDR Barclays TIPS ETF	0.15	*
SPDR Barclays 0-5 Year TIPS ETF	0.15
SPDR Barclays 1-10 Year TIPS ETF	0.15
SPDR Barclays Short Term Treasury ETF	0.10	*
SPDR Barclays Intermediate Term Treasury ETF	0.10	*
SPDR Barclays Long Term Treasury ETF	0.10	*
SPDR Barclays Short Term Corporate Bond ETF	0.12	*
SPDR Barclays Intermediate Term Corporate Bond ETF	0.12	*
SPDR Barclays Long Term Corporate Bond ETF	0.12	*
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16
SPDR Barclays Convertible Securities ETF	0.40
SPDR Barclays Mortgage Backed Bond ETF	0.20
SPDR Barclays Aggregate Bond ETF	0.08	*
SPDR Nuveen Barclays Municipal Bond ETF	0.30
SPDR Nuveen Barclays California Municipal Bond ETF	0.20
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.50
SPDR Nuveen Barclays Build America Bond ETF	0.35
SPDR DB International Government Inflation-Protected Bond ETF	0.50
SPDR Barclays Short Term International Treasury Bond ETF	0.35
SPDR Barclays International Treasury Bond ETF	0.50
SPDR Barclays International Corporate Bond ETF	0.50	*

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

Annual Rate

SPDR Barclays Emerging Markets Local Bond ETF	0.50%
SPDR Barclays International High Yield Bond ETF	0.40
SPDR Barclays High Yield Bond ETF	0.40
SPDR Barclays Short Term High Yield Bond ETF	0.40
SPDR Barclays Investment Grade Floating Rate ETF	0.15
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.40

*	Represents the current management fee rate.

Effective February 3, 2015, the following funds changed their management fee rate. The rate below represents the management fee expense rate in effect for the period ended December 31, 2014:

Annual Rate

SPDR Barclays TIPS ETF	0.1845%
SPDR Barclays Short Term Treasury ETF	0.1200
SPDR Barclays Intermediate Term Treasury ETF	0.1345
SPDR Barclays Long Term Treasury ETF	0.1345
SPDR Barclays Short Term Corporate Bond ETF	0.1245
SPDR Barclays Intermediate Term Corporate Bond ETF	0.1500
SPDR Barclays Long Term Corporate Bond ETF	0.1500
SPDR Barclays Aggregate Bond ETF	0.1845
SPDR Barclays International Corporate Bond ETF	0.5500

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the six months ended December 31, 2014, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Barclays 1-3 Month T-Bill ETF	$1,398
SPDR Barclays TIPS ETF	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

Securities Lending
Agent Fees

SPDR Barclays 0-5 Year TIPS ETF	$47
SPDR Barclays 1-10 Year TIPS ETF	168
SPDR Barclays Short Term Treasury ETF	1,915
SPDR Barclays Intermediate Term Treasury ETF	792
SPDR Barclays Long Term Treasury ETF	11,487
SPDR Barclays Short Term Corporate Bond ETF	2,518
SPDR Barclays Intermediate Term Corporate Bond ETF	746
SPDR Barclays Long Term Corporate Bond ETF	296
SPDR Barclays Issuer Scored Corporate Bond ETF	104,185
SPDR Barclays Convertible Securities ETF	—
SPDR Barclays Mortgage Backed Bond ETF	4,702
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	144
SPDR Barclays International Treasury Bond ETF	219
SPDR Barclays International Corporate Bond ETF	99
SPDR Barclays Emerging Markets Local Bond ETF	—
SPDR Barclays International High Yield Bond ETF	299,387
SPDR Barclays High Yield Bond ETF	138,555
SPDR Barclays Short Term High Yield Bond ETF	2,096
SPDR Barclays Investment Grade Floating Rate ETF	582
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	5,007
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2014 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

Trustees’ Fees

The Trust, SSGA Master Trust, SSGA Active Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $185,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Independent Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Premier Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Premier Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSGA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at December 31, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$721,155	$5,251,335	5,251,335	$5,196,518	5,196,518	$775,972	$395	$—
SPDR Barclays TIPS ETF	216,497	8,882,311	8,882,311	9,085,515	9,085,515	13,293	231	—
SPDR Barclays 0-5 Year TIPS ETF	4,411	83,389	83,389	73,797	73,797	14,003	3	—
SPDR Barclays 1-10 Year TIPS ETF	7,164	161,106	161,106	125,467	125,467	42,803	4	—
SPDR Barclays Short Term Treasury ETF	327,937	5,051,304	5,051,304	4,842,945	4,842,945	536,296	44	—
SPDR Barclays Intermediate Term Treasury ETF	3,630,447	24,972,954	24,972,954	25,175,976	25,175,976	3,427,425	321	—
SPDR Barclays Long Term Treasury ETF	29,213	3,869,985	3,869,985	3,487,178	3,487,178	412,020	103	—
SPDR Barclays Short Term Corporate Bond ETF	34,402,468	417,299,707	417,299,707	437,355,956	437,355,956	14,346,219	9,464	—
SPDR Barclays Intermediate Term Corporate Bond ETF	3,798,154	27,245,231	27,245,231	28,406,291	28,406,291	2,637,094	808	—
SPDR Barclays Long Term Corporate Bond ETF	1,362,379	29,631,169	29,631,169	23,270,663	23,270,663	7,722,885	517	—
SPDR Barclays Issuer Scored Corporate Bond ETF	109,467	1,495,711	1,495,711	701,618	701,618	903,560	184	—
SPDR Barclays Convertible Securities ETF	5,157,112	243,684,893	243,684,893	212,465,384	212,465,384	36,376,621	5,651	—
SPDR Barclays Mortgage Backed Bond ETF	75,608,342	14,953,272	14,953,272	60,679,091	60,679,091	29,882,523	21,127	—
SPDR Barclays Aggregate Bond ETF	89,119,955	83,691,151	83,691,151	119,415,538	119,415,538	53,395,568	28,291	—
SPDR Nuveen Barclays Build America Bond ETF	289,966	59,363,791	59,363,791	59,258,364	59,258,364	395,393	614	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income	Gain/(Loss)

SPDR DB International Government Inflation-Protected Bond ETF	$336,027	$26,680,329	26,680,329	$25,907,679	25,907,679	$1,108,677	$645	$—
SPDR Barclays Short Term International Treasury Bond ETF	4,619,073	35,979,477	35,979,477	39,942,877	39,942,877	655,673	1,365	—
SPDR Barclays International Treasury Bond ETF	24,445,157	95,967,313	95,967,313	102,923,297	102,923,297	17,489,173	7,308	—
SPDR Barclays International Corporate Bond ETF	333,865	6,619,419	6,619,419	6,858,670	6,858,670	94,614	109	—
SPDR Barclays Emerging Markets Local Bond ETF	458,236	23,308,933	23,308,933	15,464,624	15,464,624	8,302,545	345	—
SPDR Barclays International High Yield Bond ETF	412,963	2,981,682	2,981,682	3,235,870	3,235,870	158,775	92	—
SPDR Barclays High Yield Bond ETF	36,704,927	1,132,717,670	1,132,717,670	1,041,174,126	1,041,174,126	128,248,471	28,127	—
SPDR Barclays Short Term High Yield Bond ETF	89,488,078	537,710,655	537,710,655	562,620,878	562,620,878	64,577,855	20,282	—
SPDR Barclays Investment Grade Floating Rate ETF	2,905,414	29,598,437	29,598,437	29,668,221	29,668,221	2,835,630	1,545	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	574,842	1,275,440	1,275,440	1,802,384	1,802,384	47,898	52	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	105,414	4,582,963	4,582,963	4,106,829	4,106,829	581,548	92	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$2,982,916	$119,596,122	119,596,122	$116,943,811	116,943,811	$5,635,227	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	335,933	10,355,020	10,355,020	9,129,273	9,129,273	1,561,680	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	454,371	1,417,648	1,417,648	1,680,176	1,680,176	191,843	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,695,001	250,994,858	250,994,858	244,638,682	244,638,682	9,051,177	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	27,745	1,206,827	1,206,827	1,226,043	1,226,043	8,529	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	1,453,283	57,286,334	57,286,334	58,074,964	58,074,964	664,653	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$3,061,120,980	3,061,120,980	$3,061,120,980	3,061,120,980	$—	$76,177	$—
SPDR Barclays TIPS ETF	10,116,015	191,265,071	191,265,071	186,720,377	186,720,377	14,660,709	7,919	—
SPDR Barclays 1-10 Year TIPS ETF	266,569	7,590,908	7,590,908	7,050,441	7,050,441	807,036	264	—
SPDR Barclays Short Term Treasury ETF	1,324,183	4,716,724	4,716,724	4,824,141	4,824,141	1,216,766	947	—
SPDR Barclays Intermediate Term Treasury ETF	17,992,957	58,756,183	58,756,183	61,970,436	61,970,436	14,778,704	10,848	—
SPDR Barclays Long Term Treasury ETF	10,116,046	63,422,531	63,422,531	60,747,803	60,747,803	12,790,774	4,484	—
SPDR Barclays Short Term Corporate Bond ETF	70,889,638	190,601,055	190,601,055	178,260,041	178,260,041	83,230,652	65,070	—
SPDR Barclays Intermediate Term Corporate Bond ETF	14,717,480	29,863,501	29,863,501	30,428,793	30,428,793	14,152,188	13,884	—
SPDR Barclays Long Term Corporate Bond ETF	2,499,503	11,502,658	11,502,658	10,303,313	10,303,313	3,698,848	3,890	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income	Gain/(Loss)

SPDR Barclays Issuer Scored Corporate Bond ETF	$3,603,580	$3,634,389	3,634,389	$5,347,039	5,347,039	$1,890,930	$—	$—
SPDR Barclays Convertible Securities ETF	320,096,435	456,935,632	456,935,632	461,986,502	461,986,502	315,045,565	590,329	—
SPDR Barclays Aggregate Bond ETF	41,856,118	128,660,833	128,660,833	141,002,599	141,002,599	29,514,352	—	—
SPDR Barclays International Treasury Bond ETF	—	2,898,677	2,898,677	114,560	114,560	2,784,117	816	—
SPDR Barclays International Corporate Bond ETF	3,310,595	2,381,185	2,381,185	5,379,570	5,379,570	312,210	1,242	—
SPDR Barclays Emerging Markets Local Bond ETF	86,696	294,344	294,344	375,040	375,040	6,000	557	—
SPDR Barclays High Yield Bond ETF	859,230,885	1,327,564,465	1,327,564,465	1,361,048,544	1,361,048,544	825,746,806	1,642,504	—
SPDR Barclays Short Term High Yield Bond ETF	344,853,590	487,768,592	487,768,592	511,090,669	511,090,669	321,531,513	777,786	—
SPDR Barclays Investment Grade Floating Rate ETF	13,951,575	48,673,126	48,673,126	50,836,873	50,836,873	11,787,828	11,872	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	3,013,638	10,144,180	10,144,180	9,612,035	9,612,035	3,545,783	3,272	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	4,090,075	9,536,090	9,536,090	8,125,245	8,125,245	5,500,920	5,006	—

4.	Shareholder Transactions

Shares are issued and redeemed by all Funds, except SPDR Barclays High Yield Bond ETF, only in Creation Unit size aggregations of 100,000 shares. SPDR Barclays High Yield Bond ETF issues and redeems shares in Creation Unit size aggregations of 250,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Aggregate Bond ETF and SPDR Barclays Mortgage Backed Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from $250 to $6,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities. Variable Fees received by a Fund, if any, are included in Other Capital on the Statements of Changes in Net Assets.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2014 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays 1-3 Month T-Bill ETF	$1,447,890,098	$21	$29,806	$(29,785)
SPDR Barclays TIPS ETF	637,575,584	9,758,894	9,896,337	(137,443)
SPDR Barclays 0-5 Year TIPS ETF	5,921,697	—	138,314	(138,314)
SPDR Barclays 1-10 Year TIPS ETF	12,611,109	—	342,784	(342,784)
SPDR Barclays Short Term Treasury ETF	16,661,106	7,211	22,620	(15,409)
SPDR Barclays Intermediate Term Treasury ETF	189,967,175	939,664	414,754	524,910

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays Long Term Treasury ETF	$175,417,383	$10,732,896	$—	$10,732,896
SPDR Barclays Short Term Corporate Bond ETF	3,818,462,294	1,594,162	16,256,401	(14,662,239)
SPDR Barclays Intermediate Term Corporate Bond ETF	522,034,928	7,678,887	2,750,288	4,928,599
SPDR Barclays Long Term Corporate Bond ETF	323,013,552	11,432,169	2,596,238	8,835,931
SPDR Barclays Issuer Scored Corporate Bond ETF	17,804,220	332,380	130,309	202,071
SPDR Barclays Convertible Securities ETF	2,940,032,962	352,608,841	113,707,290	238,901,551
SPDR Barclays Mortgage Backed Bond ETF	154,994,657	1,726,169	34,771	1,691,398
SPDR Barclays Aggregate Bond ETF	846,340,819	19,764,459	2,821,356	16,943,103
SPDR Nuveen Barclays Municipal Bond ETF	1,153,413,932	42,926,091	722,568	42,203,523
SPDR Nuveen Barclays California Municipal Bond ETF	76,298,116	3,814,082	40,444	3,773,638
SPDR Nuveen Barclays New York Municipal Bond ETF	24,708,843	963,961	28,520	935,441
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,357,895,580	9,385,472	3,636,389	5,749,083
SPDR Nuveen S&P VRDO Municipal Bond ETF	5,993,529	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	342,318,642	15,651,791	2,434,225	13,217,566
SPDR Nuveen Barclays Build America Bond ETF	112,517,364	4,336,365	90,885	4,245,480
SPDR DB International Government Inflation-Protected Bond ETF	758,915,265	52,645,373	55,204,764	(2,559,391)
SPDR Barclays Short Term International Treasury Bond ETF	306,393,175	73,368	24,008,800	(23,935,432)
SPDR Barclays International Treasury Bond ETF	2,004,514,343	56,878,889	155,735,769	(98,856,880)
SPDR Barclays International Corporate Bond ETF	268,550,727	2,141,159	12,250,313	(10,109,154)
SPDR Barclays Emerging Markets Local Bond ETF	129,450,745	1,030,878	13,074,523	(12,043,645)
SPDR Barclays International High Yield Bond ETF	26,783,660	97,145	2,025,969	(1,928,824)
SPDR Barclays High Yield Bond ETF	10,794,539,741	52,925,260	460,123,133	(407,197,873)
SPDR Barclays Short Term High Yield Bond ETF	4,371,525,536	6,711,348	190,161,733	(183,450,385)
SPDR Barclays Investment Grade Floating Rate ETF	405,291,759	744,765	592,249	152,516
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	27,309,156	275,788	1,283,485	(1,007,697)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	46,562,789	696,799	585,606	111,193

6.	Investment Transactions

For the six months ended December 31, 2014, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$(9,354)
SPDR Barclays TIPS ETF	73,507,817	28,062,857	1,475,263
SPDR Barclays 0-5 Year TIPS ETF	—	—	—
SPDR Barclays 1-10 Year TIPS ETF	1,956,329	—	—
SPDR Barclays Short Term Treasury ETF	2,995,020	—	—
SPDR Barclays Intermediate Term Treasury ETF	29,627,071	23,857,284	473,349

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Barclays Long Term Treasury ETF	$95,866,917	$20,048,230	$411,015
SPDR Barclays Short Term Corporate Bond ETF	1,117,044,958	791,019,950	1,814,367
SPDR Barclays Intermediate Term Corporate Bond ETF	124,189,315	54,947,134	578,274
SPDR Barclays Long Term Corporate Bond ETF	122,958,521	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	21,612,140	645,946
SPDR Barclays Convertible Securities ETF	147,153,984	82,145,940	17,879,114
SPDR Barclays Mortgage Backed Bond ETF	—	—	—
SPDR Barclays Aggregate Bond ETF	38,751,045	7,622,635	294,900
SPDR Nuveen Barclays Municipal Bond ETF	222,979,861	107,931,432	1,619,788
SPDR Nuveen Barclays California Municipal Bond ETF	—	2,358,662	204,238
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—	893,357
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	61,775,491	16,710,031	104,531
SPDR Nuveen Barclays Build America Bond ETF	5,258,465	6,324,673	434,693
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	68,759,613	20,804,637	(848,861)
SPDR Barclays International Treasury Bond ETF	135,762,381	419,227,762	(5,069,773)
SPDR Barclays International Corporate Bond ETF	23,922,469	54,326,995	873,204
SPDR Barclays Emerging Markets Local Bond ETF	—	1,630,839	(188,130)
SPDR Barclays International High Yield Bond ETF	—	—	—
SPDR Barclays High Yield Bond ETF	5,511,272,441	4,959,054,131	(18,372,521)
SPDR Barclays Short Term High Yield Bond ETF	1,762,206,591	1,906,846,993	(11,092,711)
SPDR Barclays Investment Grade Floating Rate ETF	13,084,827	6,118,155	16,487
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	3,074,156	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	2,655,390	77,758

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2014, the Funds had purchases and sales of investment securities (excluding short-term securities) as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays 1-3 Month T-Bill ETF*	$3,887,690,157	$3,758,837,600	$—	$—
SPDR Barclays TIPS ETF	53,402,494	55,356,398	—	—
SPDR Barclays 0-5 Year TIPS ETF	857,196	1,232,062	—	—
SPDR Barclays 1-10 Year TIPS ETF	1,151,738	1,238,907	—	—
SPDR Barclays Short Term Treasury ETF*	5,300,518	5,295,823	—	—
SPDR Barclays Intermediate Term Treasury ETF	22,817,327	22,584,249	—	—
SPDR Barclays Long Term Treasury ETF	12,399,869	12,263,978	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays Short Term Corporate Bond ETF*	$—	$—	$910,430,051	$879,008,819
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	33,103,649	35,037,795
SPDR Barclays Long Term Corporate Bond ETF	—	—	46,063,544	13,556,209
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	6,224,989	922,962
SPDR Barclays Convertible Securities ETF	—	—	456,043,381	469,192,332
SPDR Barclays Mortgage Backed Bond ETF	201,459,954	194,883,501	—	—
SPDR Barclays Aggregate Bond ETF	279,459,059	271,767,480	23,574,535	2,719,901
SPDR Nuveen Barclays Municipal Bond ETF	—	—	195,757,252	159,351,403
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	8,732,300	4,118,753
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	3,239,286	2,793,769
SPDR Nuveen Barclays Short Term Municipal Bond ETF*	—	—	532,186,962	373,696,158
SPDR Nuveen S&P VRDO Municipal Bond ETF*	—	—	1,220,000	1,205,000
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	79,766,370	49,636,510
SPDR Nuveen Barclays Build America Bond ETF	—	—	117,781,593	45,566,055
SPDR DB International Government Inflation-Protected Bond ETF	—	—	81,359,797	202,128,516
SPDR Barclays Short Term International Treasury Bond ETF	—	—	94,922,325	89,833,942
SPDR Barclays International Treasury Bond ETF	—	—	190,107,772	185,474,221
SPDR Barclays International Corporate Bond ETF	—	—	42,838,942	35,140,568
SPDR Barclays Emerging Markets Local Bond ETF	—	—	43,207,852	16,376,146
SPDR Barclays International High Yield Bond ETF	—	—	6,923,202	14,013,252
SPDR Barclays High Yield Bond ETF*	—	—	1,484,168,019	1,494,106,801
SPDR Barclays Short Term High Yield Bond ETF*	—	—	700,479,358	703,113,058
SPDR Barclays Investment Grade Floating Rate ETF	—	—	33,663,961	3,301,708
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	1,207,340	1,166,395
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	18,374,655	3,055,886

* Fund includes investments in short-term securities.

For the six months ended December 31, 2014, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 (Unaudited)

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2014 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2014 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on July 1, 2014 and held for the six months ended December 31, 2014.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $6,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/14 to
Actual	Expense Ratio	7/1/14	12/31/14	12/31/14

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$999.50	$0.71
SPDR Barclays TIPS ETF	0.19	1,000	981.30	0.95
SPDR Barclays 0-5 Year TIPS ETF	0.15	1,000	970.50	0.75
SPDR Barclays 1-10 Year TIPS ETF	0.15	1,000	969.60	0.74
SPDR Barclays Short Term Treasury ETF	0.12	1,000	1,003.80	0.61
SPDR Barclays Intermediate Term Treasury ETF	0.14	1,000	1,009.20	0.71
SPDR Barclays Long Term Treasury ETF	0.14	1,000	1,114.30	0.75
SPDR Barclays Short Term Corporate Bond ETF	0.13	1,000	1,000.20	0.66
SPDR Barclays Intermediate Term Corporate Bond ETF	0.15	1,000	1,005.80	0.76
SPDR Barclays Long Term Corporate Bond ETF	0.15	1,000	1,039.40	0.77
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	1,014.10	0.81
SPDR Barclays Convertible Securities ETF	0.40	1,000	987.10	2.00

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/14 to
Actual	Expense Ratio	7/1/14	12/31/14	12/31/14

SPDR Barclays Mortgage Backed Bond ETF	0.20%	$1,000	$1,018.80	$1.02
SPDR Barclays Aggregate Bond ETF	0.13	1,000	1,019.00	0.66
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,031.00	1.18
SPDR Nuveen Barclays California Municipal Bond ETF	0.20	1,000	1,034.10	1.03
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,035.30	1.03
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,000.60	1.01
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20	1,000	999.40	1.01
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,048.50	2.32
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,060.30	1.82
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	929.20	2.43
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	883.60	1.66
SPDR Barclays International Treasury Bond ETF	0.50	1,000	921.70	2.42
SPDR Barclays International Corporate Bond ETF	0.55	1,000	919.40	2.66
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	902.50	2.40
SPDR Barclays International High Yield Bond ETF	0.40	1,000	924.80	1.94
SPDR Barclays High Yield Bond ETF	0.40	1,000	959.00	1.98
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	966.20	1.98
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	999.80	0.76
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	966.40	2.48
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	999.80	1.51
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/14 to
Hypothetical	Expense Ratio	7/1/14	12/31/14	12/31/14

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$1,024.49	$0.71
SPDR Barclays TIPS ETF	0.19	1,000	1,024.24	0.97
SPDR Barclays 0-5 Year TIPS ETF	0.15	1,000	1,024.44	0.77
SPDR Barclays 1-10 Year TIPS ETF	0.15	1,000	1,024.44	0.77
SPDR Barclays Short Term Treasury ETF	0.12	1,000	1,024.60	0.61
SPDR Barclays Intermediate Term Treasury ETF	0.14	1,000	1,024.49	0.71
SPDR Barclays Long Term Treasury ETF	0.14	1,000	1,024.49	0.71
SPDR Barclays Short Term Corporate Bond ETF	0.13	1,000	1,024.54	0.66

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/14 to
Hypothetical	Expense Ratio	7/1/14	12/31/14	12/31/14

SPDR Barclays Intermediate Term Corporate Bond ETF	0.15%	$1,000	$1,024.44	$0.77
SPDR Barclays Long Term Corporate Bond ETF	0.15	1,000	1,024.44	0.77
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	1,024.39	0.82
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,023.18	2.04
SPDR Barclays Mortgage Backed Bond ETF	0.20	1,000	1,024.19	1.02
SPDR Barclays Aggregate Bond ETF	0.13	1,000	1,024.54	0.66
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,024.04	1.17
SPDR Nuveen Barclays California Municipal Bond ETF	0.20	1,000	1,024.19	1.02
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,024.19	1.02
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,024.19	1.02
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20	1,000	1,024.19	1.02
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,022.93	2.29
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,023.44	1.79
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,022.68	2.55
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	1,023.44	1.79
SPDR Barclays International Treasury Bond ETF	0.50	1,000	1,022.68	2.55
SPDR Barclays International Corporate Bond ETF	0.55	1,000	1,022.43	2.80
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	1,022.68	2.55
SPDR Barclays International High Yield Bond ETF	0.40	1,000	1,023.18	2.04
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,023.18	2.04
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,023.18	2.04
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,024.44	0.77
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,022.68	2.55
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,023.69	1.53

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At an in-person meeting held prior to December 31, 2014, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to the operational fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) the investment performance of the SPDR ETFs, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management and oversight resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing fixed-income ETFs and overseeing third-party sub-advisers, as applicable.

The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking, noting that each SPDR ETF satisfactorily tracked its benchmark index.

The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking fixed-income indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data obtained from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the SPDR ETFs. In doing so, the Board used a fund by fund analysis of the data.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s fees for each SPDR ETF and the unitary fee, considered in relation to services provided, were fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

Approval of Nuveen Asset Management Sub-Advisory Agreements

At an in-person meeting held prior to December 31, 2014, the Board evaluated proposals to continue the original Sub-Advisory Agreement, approve an interim Sub-Advisory Agreement and approve a new Sub-Advisory Agreement (together, the “Nuveen Sub-Advisory Agreements”) between the Adviser and Nuveen Asset Management (“Nuveen”) with respect to each of the Nuveen sub-advised municipal bond ETFs (the “Municipal Bond ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Nuveen Sub-Advisory Agreements.

In evaluating the Nuveen Sub-Advisory Agreements, the Board drew on materials provided to them by Nuveen and the Adviser, including information regarding the anticipated acquisition of Nuveen Investments, Inc., Nuveen’s parent company, by TIAA-CREF (the “Transaction”) and its expected impact on Nuveen and the Municipal Bond ETFs, including, among other things: that Nuveen would operate as a stand-alone entity and that no changes to Nuveen’s investment or management teams were expected; the impact of the Transaction on Nuveen, such as an improved balance sheet and the strategy for talent retention during the transition period; and that each Municipal Bond ETF’s expense ratio would remain unchanged with no expected burdens or negative implications. In deciding whether to approve the Nuveen Sub-Advisory Agreements, the Board considered various factors, including (i) the nature, extent and quality of services provided or expected to be provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreements and (ii) the investment performance of the Municipal Bond ETFs.

In evaluating the nature, quality and extent of the services expected to be provided by Nuveen under the New Sub-Advisory Agreement, the Board concluded that no diminution in the nature, quality and extent of services provided by Nuveen to the Municipal Bond ETFs and their shareholders is expected as a result of the Transaction. In making their determination, the Independent Board Members considered, among other things: the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of Nuveen; the ability of Nuveen to perform its duties after the Transaction, including any changes to the level or quality of services provided to the Municipal Bond ETFs; the potential implications of any additional regulatory requirements imposed on Nuveen or the Municipal Bond ETFs following the Transaction; and any anticipated changes to the investment and other practices of the Municipal Bond ETFs. The Board was apprised of the portion of the advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser. The Board noted that the terms of the Interim and New Sub-Advisory Agreements, including the fees payable thereunder, are substantially identical to those of the Original Sub-Advisory Agreement relating to the each Municipal Bond ETF.

The Board considered that the services to be provided and the standard of care under the New Sub-Advisory Agreements are the same as those in the Original Sub-Advisory Agreement. The Board noted that the Transaction also does not alter the allocation of responsibilities between the Adviser and Nuveen and that Nuveen will continue to furnish an investment program in respect of, make investment decisions for and place all orders for the purchase and sale of securities for, the portion of each Municipal Bond ETF’s investment portfolio allocated by the Adviser to Nuveen, all on behalf of the applicable Municipal Bond ETF and subject to oversight of the Board and the Adviser. The Board noted that Nuveen did not anticipate any material changes to the sub-advisory or other services provided to the Municipal Bond ETFs as a result of the Transaction. The Board recognized that there were not any planned “cost cutting” measures that could be expected to reduce the nature, extent or quality of services. The Board further noted that there were currently no plans for material changes to senior personnel at Nuveen or key personnel who provide services to the Municipal Bond ETFs and the Board following the Transaction. The key personnel who have responsibility for the Municipal Bond ETFs in each area, including portfolio management, investment oversight, fund management, fund operations, product management, legal/compliance and board support functions, are expected to be the same following the Transaction, although such personnel may have additional reporting requirements to TIAA-CREF. The Board also considered the anticipated incentive plans designed to retain such key personnel. Notwithstanding the foregoing, the Board recognized that personnel changes may occur in the future as a result of normal business developments or personal career decisions.

The Board also considered Nuveen’s proposed governance structure following the Transaction and noted that Nuveen Investments, including Nuveen, was expected to remain a stand-alone business within the TIAA-CREF enterprise and operate relatively autonomously from the other TIAA-CREF businesses, but would receive the general support and oversight from certain TIAA-CREF functional groups (such as legal, finance, internal audit, compliance, and risk management groups). The Board recognized, however, that Nuveen may be subject to additional reporting requirements as it keeps TIAA-CREF abreast of developments affecting its business, may be required to modify certain of its reports, policies and procedures as necessary to conform to the practices followed in the TIAA-CREF

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

enterprise, and may need to collaborate with TIAA-CREF with respect to strategic planning for its business. Based on their review, the Board found that the expected nature, extent and quality of services to be provided to the Municipal Bond ETFs under the Interim and New Sub-Advisory Agreements were satisfactory and supported approval of the Interim and New Sub-Advisory Agreements.

The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board noted that Nuveen brings significant municipal securities experience to bear in managing the Municipal Bond ETFs. The Board noted that Nuveen has extensive experience in managing municipal securities and reviewed Nuveen’s assets under management in portfolios of municipal securities for a wide array of mutual funds, closed-end funds, retail managed accounts and institutional managed accounts. The Board reviewed each Municipal Bond ETF’s performance, noting that that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser. The Board also considered that the portfolio investment personnel responsible for the management of the Municipal Bond ETFs’ portfolios were expected to continue to manage the portfolios following the completion of the Transaction and the investment strategies of the Municipal Bond ETFs were not expected to change as a result of the Transaction. The Board was advised that there would be no change in the fees paid by the Adviser to Nuveen under the Interim and New Sub-Advisory Agreements and that the Municipal Bond ETFs will continue to have no responsibility for any fee payable to Nuveen.

The Board, including the Independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreements for the Municipal Bond ETFs after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Nuveen Sub-Advisory Agreements were as follows: (a) the nature and extent of the services provided or expected to be provided by Nuveen to the Municipal Bond ETFs were appropriate; (b) Nuveen’s experience in managing municipal bond funds is extensive; (c) the performance, and more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (d) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided or to be provided, were fair and reasonable; (e) any additional benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trusts.

Approval of State Street Global Advisors Limited Sub-Advisory Agreement

At an in-person meeting held prior to December 31, 2014, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSGA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSGA Limited (the “Foreign Fixed Income ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the SSGA Limited Sub-Advisory Agreement.

In evaluating the SSGA Limited Sub-Advisory Agreement, the Board drew on materials provided to them by SSGA Limited and the Adviser. In deciding whether to approve the SSGA Limited Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs under the SSGA Limited Sub-Advisory Agreement and (ii) the investment performance of the Foreign Fixed Income ETFs. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to SSGA Limited under the SSGA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.

The Board considered the background and experience of SSGA Limited’s senior management and, in particular, SSGA Limited’s experience in investing in foreign fixed income securities. The Board reviewed each Foreign Fixed Income ETF’s performance, noting that that each Foreign Fixed Income ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Foreign Fixed Income ETF and SSGA Limited’s fees paid by the Adviser.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2014 (Unaudited)

The Board, including the Independent Trustees voting separately, approved the SSGA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the SSGA Limited Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by SSGA Limited to the Foreign Fixed Income ETFs were appropriate; (b) the performance, and more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSGA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to SSGA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to SSGA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF by way of the relatively low fee structure of the Trusts.

Shareholder Meeting Results

A special meeting of shareholders of SPDR Series Trust was held on November 11, 2014. The percentages shown below represent the percent of voting shares present at the meeting that voted for the proposal. The proposal acted upon by shareholders and the results of the shareholder vote were as follows:

Proposal

To approve a sub-advisory agreement between the Adviser and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM will continue to serve as sub-adviser.

Fund	Votes For	Votes Abstain	Votes Against	Percentage For
SPDR Nuveen Barclays California Municipal Bond ETF	1,635,930.000	18,141.000	39,179.000	96.615%
SPDR Nuveen Barclays Build America Bond ETF	350,838.000	17,659.000	53,424.000	83.153%
SPDR Nuveen Barclays Municipal Bond ETF	26,312,590.000	413,105.000	148,302.000	97.911%
SPDR Nuveen Barclays Short Term Municipal Bond ETF	58,215,925.000	694,604.000	200,617.000	98.486%
SPDR Nuveen S&P® High Yield Municipal Bond ETF	2,277,006.000	29,867.000	198,290.000	90.893%
SPDR Nuveen Barclays New York Municipal Bond ETF	465,249.000	20,928.000	69,072.000	83.791%

The proposal was also submitted for approval to shareholders of SPDR Nuveen S&P VRDO Municipal Bond ETF (the “VRDO ETF”). With respect to the VRDO ETF, a quorum was not reached and the special meeting of shareholders was adjourned and continued on November 11, 2014 and December 18, 2014, and then adjourned on January 16, 2015. The Board of Trustees of SPDR Series Trust subsequently voted to liquidate the VRDO ETF.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000® ETF (ONEK)
SPDR Russell 2000® ETF (TWOK)
SPDR S&P 500 Buyback ETF (SPYB)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap ETF (SMEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Mexico Quality Mix ETF (QMEX)
SPDR MSCI South Korea Quality Mix ETF (QKOR)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI Taiwan Quality Mix ETF (QTWN)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSGA Active ETF Trust
SPDR SSGA Multi-Asset Real Return ETF (RLY)
SPDR SSGA Income Allocation ETF (INKM)
SPDR SSGA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSGA Ultra Short Term Bond ETF (ULST)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)
SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Ann Carpenter, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Brian Harris, Chief Compliance Officer
investment manager
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond values and yields usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Barclays is a trademark of Barclays, the investment banking division of Barclays Bank PLC (“Barclays”) and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in them.
“Deutsche Bank” and “DB Global Government ex-US Inflation-Linked Bond Capped IndexSM” are reprinted with permission. ©Copyright 2008 Deutsche Bank AG. All rights reserved. “Deutsche Bank” and DB Global Government ex-US Inflation-Linked Bond Capped IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond ETF is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product.
“SPDR” is a product of S&P Dow Jones Indices LLC (SPDJI), and has been licensed for use by State Street Corporation. Standard & Poors and S&P are registered trademarks of Standard & Poors Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); SPDR is a trademark of the SPDJI; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of SPDR.
Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, and all unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is distributor for Select Sector SPDRs. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.
Distributor: State Street Global Markets, LLC is the distributor for all registered products on behalf of the advisor. SSGA Funds Management has retained GSO Capital Partners & Nuveen Asset Management, Massachusetts Financial Services Company as the sub-advisor.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.
© 2015 State Street Corporation SPDRFISAR IBG-14265
Not FDIC Insured — No Bank Guarantee — May Lose Value

For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

Item 2. Code of Ethics
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
(a)	A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable to the registrant.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders
The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits
(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable to the registrant.
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer
Date: March 9, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer
Date: March 9, 2015

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer
Date: March 9, 2015